UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10183

BRIGHTHOUSE FUNDS TRUST I

(Exact name of registrant as specified in charter)

One Financial Center

Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Michael P. Lawlor, Esq. -------------------------- c/o Brighthouse Investment Advisers, LLC One Financial Center Boston, MA 02111	Brian D. McCabe, Esq. ----------------------------------- Ropes and Gray LLP Prudential Tower 800 Boylston Street Boston, MA 02199

Registrant’s telephone number, including area code: (980) 949-5130

Date of fiscal year end: December 31

Date of reporting period: January 1, 2020 through June 30, 2020

Item 1:  Report to Shareholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”):

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the AB Global Dynamic Allocation Portfolio returned -4.12%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

U.S., international and emerging-market equities recorded negative returns for the six-month period ended June 30, 2020. Amid increased volatility, all markets rallied during the second quarter, rising off lows reached in March as the COVID-19 pandemic caused global equity markets to decline from all-time highs in mid-February. Continued support from central banks, early stage reopening of global economies and the prospect of a potential vaccine helped lift investor sentiment, despite a sharp contraction of economic growth, a resurgence of U.S.-China tensions and rising rates of COVID-19 cases in parts of the U.S. and large emerging markets. Growth stocks outperformed their value-style peers in all categories and time periods. Small-cap stocks continued to rally, outperforming large-caps in the second quarter. Year to date, large-cap has performed significantly better.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s objective is to provide long-term growth by participating in up-markets and by mitigating the downside. We aim to deliver more consistent returns through broad diversification and reduce volatility by making flexible adjustments to asset allocation. The strategic asset allocation is a growth-oriented Portfolio with approximately 60% invested in a global mix of equities across capitalization ranges including real estate and 40% invested in a mix of global sovereign and high-quality corporate bonds.

Net of fees, the Portfolio was negative and underperformed its benchmark for the six-month period ending on June 30, 2020. During this period, the Portfolio’s overweight to international equities and Real Estate securities along with underweights to U.S. small, mid, and large-cap stocks detracted from performance. Our relative overweight to international bonds, commodities, and emerging market equities all contributed to performance. The Portfolio’s currency management and interest rate swap overlay also contributed to performance over the period.

The Portfolio began the year modestly overweight equity, encouraged by signs of stabilization in global growth. But over the period, the overweight position was reduced to a neutral in February, as COVID-19 risks started to emerge globally, and then to a significant underweight in March, influenced by a meaningful spike in risk as economic closures and quarantines caused by the pandemic became extreme. The position represented the largest underweight and the fastest 5-day reduction since inception. This defensive position cushioned the Portfolio against the extreme selloff in February and March and reduced volatility meaningfully over the reporting period.

The Portfolio’s underweight was maintained through June as uncertainties surrounding the COVID-19 pandemic, its impact on the global economy and continued high levels of volatility continued to impact markets.

The Portfolio utilized equity futures, fixed income futures, currency forwards, exchange traded funds, equity options, interest rate swaps, and total return swaps for both hedging and investment purposes. All derivatives performed in line with the manager’s expectations over the period.

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

The Portfolio ended the period with a defensive positioning, approximately 20 percent underweight equities. Within equities, regional tilts remained modest, which included a slight overweight to the U.S. Within fixed income, the Portfolio maintained a close-to-neutral position to bonds as fixed income continued to provide attractive diversification and hedging benefits against a potential downturn. The Portfolio also maintained an overweight to high yield debt as an additional source of attractive return and diversification potential. The Portfolio finished the period with a significant overweight to cash. The Portfolio held a modest overweight to U.S. dollar and Hong Kong dollar and underweight positions to Japanese yen, British pound and the euro.

Daniel Loewy

Brian Brugman

Portfolio Managers

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
AB Global Dynamic Allocation Portfolio
Class B	-4.12	0.60	4.15	5.33
Dow Jones Moderate Index	-3.66	1.99	5.47	5.84

1 Inception date of the Class B shares is 5/2/2011. Index since inception return is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Equity Sectors

% of Net Assets
Information Technology	8.8
Financials	8.2
Real Estate	7.1
Health Care	7.1
Industrials	5.4

Top Fixed Income Sectors

% of Net Assets
U.S. Treasury & Government Agencies	29.8
Foreign Government	11.8

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AB Global Dynamic Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.88%	$1,000.00	$958.80	$4.29
	Hypothetical*	0.88%	$1,000.00	$1,020.49	$4.42

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—52.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a)	41,915	$2,982,619
BAE Systems plc	228,777	1,368,403
Boeing Co. (The)	20,425	3,743,902
Dassault Aviation S.A. (a)	178	163,891
Elbit Systems, Ltd.	1,890	260,120
General Dynamics Corp.	8,930	1,334,678
Howmet Aerospace, Inc. (b)	14,750	233,787
Huntington Ingalls Industries, Inc.	1,542	269,064
L3Harris Technologies, Inc. (b)	8,410	1,426,925
Leonardo S.p.A.	28,879	191,065
Lockheed Martin Corp.	9,545	3,483,161
MTU Aero Engines AG (a)	3,788	654,668
Northrop Grumman Corp.	6,025	1,852,326
Raytheon Technologies Corp.	55,735	3,434,391
Rolls-Royce Holdings plc	137,795	486,384
Safran S.A. (a)	22,866	2,287,337
Singapore Technologies Engineering, Ltd.	111,410	264,383
Teledyne Technologies, Inc. (a)	1,416	440,305
Textron, Inc. (b)	8,680	285,659
Thales S.A.	7,603	613,284
TransDigm Group, Inc. (b)	1,902	840,779

		26,617,131

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc. (b)	5,160	407,950
Deutsche Post AG	70,589	2,575,062
DSV Panalpina A/S	15,092	1,841,160
Expeditors International of Washington, Inc.	6,405	487,036
FedEx Corp.	9,110	1,277,404
SG Holdings Co., Ltd.	11,424	372,732
United Parcel Service, Inc. - Class B	26,700	2,968,506
Yamato Holdings Co., Ltd.	22,014	475,838

		10,405,688

Airlines—0.1%
Alaska Air Group, Inc.	4,603	166,905
American Airlines Group, Inc. (b)	14,821	193,710
ANA Holdings, Inc. (a)	8,206	186,624
Delta Air Lines, Inc. (b)	21,951	615,726
Deutsche Lufthansa AG (a)	17,061	170,975
Japan Airlines Co., Ltd.	8,082	145,681
Qantas Airways, Ltd.	52,127	136,559
Singapore Airlines, Ltd.	96,323	259,804
Southwest Airlines Co.	17,985	614,727
United Airlines Holdings, Inc. (a) (b)	8,291	286,952

		2,777,663

Auto Components—0.2%
Aisin Seiki Co., Ltd.	11,565	337,024
Aptiv plc	9,721	757,460
BorgWarner, Inc. (b)	7,840	276,752
Bridgestone Corp. (b)	38,196	1,228,964
Cie Generale des Etablissements Michelin (b)	12,109	1,254,447
Continental AG (a)	7,849	766,649
Denso Corp.	30,925	1,206,427

Auto Components—(Continued)
Faurecia SE (a)	5,417	211,197
JTEKT Corp.	14,698	114,211
Koito Manufacturing Co., Ltd.	7,458	300,221
NGK Spark Plug Co., Ltd.	11,180	160,177
Pirelli & C S.p.A. (144A) (a)	28,543	120,889
Stanley Electric Co., Ltd.	9,323	224,513
Sumitomo Electric Industries, Ltd.	53,822	619,068
Sumitomo Rubber Industries, Ltd.	12,200	120,167
Toyoda Gosei Co., Ltd.	4,638	96,487
Toyota Industries Corp.	10,463	553,973
Valeo S.A.	16,340	428,012
Yokohama Rubber Co., Ltd. (The)	8,469	119,011

		8,895,649

Automobiles—0.7%
Bayerische Motoren Werke AG	23,627	1,505,255
Daimler AG	61,074	2,475,544
Ferrari NV	8,994	1,532,532
Fiat Chrysler Automobiles NV (a)	78,300	785,441
Ford Motor Co. (b)	148,595	903,458
General Motors Co.	47,913	1,212,199
Honda Motor Co., Ltd.	116,336	2,974,218
Isuzu Motors, Ltd.	39,353	355,371
Mazda Motor Corp.	40,577	243,294
Mitsubishi Motors Corp.	47,855	118,112
Nissan Motor Co., Ltd.	165,653	613,568
Peugeot S.A. (a)	41,969	681,265
Renault S.A. (a)	13,716	347,185
Subaru Corp.	43,910	913,157
Suzuki Motor Corp.	26,281	891,717
Toyota Motor Corp.	151,350	9,494,433
Volkswagen AG	2,316	371,733
Yamaha Motor Co., Ltd.	19,981	313,061

		25,731,543

Banks—2.7%
ABN AMRO Bank NV (144A)	32,219	276,942
Aozora Bank, Ltd. (b)	8,441	146,947
Australia & New Zealand Banking Group, Ltd.	202,388	2,619,141
Banco Bilbao Vizcaya Argentaria S.A.	475,818	1,634,375
Banco Espirito Santo S.A. (a) (c) (d)	169,954	0
Banco Santander S.A. (a)	1,185,863	2,891,736
Bank Hapoalim B.M.	80,985	485,067
Bank Leumi Le-Israel B.M.	104,640	527,258
Bank of America Corp.	308,938	7,337,278
Bank of East Asia, Ltd. (The)	93,332	213,341
Bank of Kyoto, Ltd. (The)	4,058	143,806
Bankinter S.A.	48,107	229,030
Banque Cantonale Vaudoise	2,149	208,716
Barclays plc	1,236,329	1,749,122
BNP Paribas S.A. (a)	80,266	3,181,992
BOC Hong Kong Holdings, Ltd.	264,064	838,420
CaixaBank S.A.	256,100	545,781
Chiba Bank, Ltd. (The)	37,826	178,295
Citigroup, Inc.	83,271	4,255,148
Citizens Financial Group, Inc.	16,554	417,823

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Comerica, Inc.	5,455	$207,836
Commerzbank AG (a)	71,494	318,304
Commonwealth Bank of Australia	126,323	6,083,648
Concordia Financial Group, Ltd.	75,553	241,866
Credit Agricole S.A. (a)	82,340	777,763
Danske Bank A/S (a)	49,220	654,673
DBS Group Holdings, Ltd.	128,073	1,915,783
DNB ASA	67,661	895,245
Erste Group Bank AG (a)	19,935	468,455
Fifth Third Bancorp	27,035	521,235
FinecoBank Banca Fineco S.p.A. (a)	43,482	585,924
First Republic Bank	6,401	678,442
Fukuoka Financial Group, Inc.	12,275	193,725
Hang Seng Bank, Ltd.	54,571	921,392
HSBC Holdings plc	1,449,577	6,784,985
Huntington Bancshares, Inc.	39,355	355,572
ING Groep NV	278,073	1,931,725
Intesa Sanpaolo S.p.A. (a)	1,062,065	2,028,927
Israel Discount Bank, Ltd. - Class A	83,063	254,163
Japan Post Bank Co., Ltd.	28,900	214,906
JPMorgan Chase & Co.	119,700	11,258,982
KBC Group NV	17,828	1,021,080
KeyCorp	37,520	456,994
Lloyds Banking Group plc	5,015,542	1,934,835
M&T Bank Corp.	4,995	519,330
Mebuki Financial Group, Inc.	67,309	156,032
Mediobanca S.p.A.	44,318	317,547
Mitsubishi UFJ Financial Group, Inc.	872,286	3,411,663
Mizrahi Tefahot Bank, Ltd.	10,061	189,376
Mizuho Financial Group, Inc.	1,721,401	2,110,915
National Australia Bank, Ltd.	228,077	2,883,582
Nordea Bank Abp (a)	231,202	1,593,421
Oversea-Chinese Banking Corp., Ltd.	235,947	1,526,858
People’s United Financial, Inc. (b)	16,895	195,475
PNC Financial Services Group, Inc. (The)	16,735	1,760,689
Raiffeisen Bank International AG	10,562	187,872
Regions Financial Corp. (b)	36,815	409,383
Resona Holdings, Inc.	149,263	509,330
Royal Bank of Scotland Group plc	345,207	519,215
Seven Bank, Ltd.	42,071	115,081
Shinsei Bank, Ltd.	11,090	133,546
Shizuoka Bank, Ltd. (The)	30,227	194,287
Skandinaviska Enskilda Banken AB - Class A (a)	116,138	1,004,447
Societe Generale S.A. (a)	57,851	962,460
Standard Chartered plc	193,868	1,055,482
Sumitomo Mitsui Financial Group, Inc.	93,089	2,617,955
Sumitomo Mitsui Trust Holdings, Inc.	24,102	676,433
SVB Financial Group (a) (b)	1,925	414,895
Svenska Handelsbanken AB - A Shares (a)	111,022	1,052,440
Swedbank AB - A Shares (a)	64,623	827,082
Truist Financial Corp.	51,117	1,919,443
U.S. Bancorp	54,235	1,996,933
UniCredit S.p.A. (a)	151,404	1,389,977
United Overseas Bank, Ltd.	83,946	1,221,121
Wells Fargo & Co. (e)	146,810	3,758,336
Westpac Banking Corp.	257,728	3,210,397

Banks—(Continued)
Zions Bancorp N.A.	6,460	219,640

		107,647,321

Beverages—0.9%
Anheuser-Busch InBev S.A.	54,373	2,679,860
Asahi Group Holdings, Ltd. (b)	27,606	967,128
Brown-Forman Corp. - Class B (b)	6,917	440,336
Budweiser Brewing Co. APAC, Ltd. (144A)	122,855	356,927
Carlsberg A/S - Class B	7,633	1,008,319
Coca-Cola Amatil, Ltd.	36,165	216,789
Coca-Cola Bottlers Japan Holdings, Inc.	8,831	160,057
Coca-Cola Co. (The) (e)	147,110	6,572,875
Coca-Cola European Partners plc	14,646	553,033
Coca-Cola HBC AG	14,261	357,919
Constellation Brands, Inc. - Class A	6,375	1,115,306
Davide Campari-Milano S.p.A.	45,081	379,397
Diageo plc	166,763	5,535,523
Heineken Holding NV	8,221	672,117
Heineken NV	18,496	1,703,331
Ito En, Ltd.	3,819	215,295
Kirin Holdings Co., Ltd.	58,700	1,237,920
Molson Coors Beverage Co. - Class B (b)	7,105	244,128
Monster Beverage Corp. (a)	14,540	1,007,913
PepsiCo, Inc.	53,225	7,039,538
Pernod-Ricard S.A.	15,152	2,381,429
Remy Cointreau S.A.	1,610	219,062
Suntory Beverage & Food, Ltd.	9,922	386,901
Treasury Wine Estates, Ltd.	51,375	371,907

		35,823,010

Biotechnology—0.9%
AbbVie, Inc.	67,214	6,599,071
Alexion Pharmaceuticals, Inc. (a)	8,400	942,816
Amgen, Inc.	22,669	5,346,710
BeiGene, Ltd. (ADR) (a) (b)	2,753	518,665
Biogen, Inc. (a)	6,930	1,854,121
CSL, Ltd.	32,388	6,421,020
Galapagos NV (a)	2,999	589,809
Genmab A/S (a)	4,643	1,553,182
Gilead Sciences, Inc.	48,243	3,711,816
Grifols S.A.	21,285	645,675
Incyte Corp. (a)	6,733	700,030
PeptiDream, Inc. (a)	6,706	307,218
Regeneron Pharmaceuticals, Inc. (a) (b)	3,864	2,409,784
Vertex Pharmaceuticals, Inc. (a)	9,867	2,864,489

		34,464,406

Building Products—0.3%
A.O. Smith Corp. (b)	5,160	243,139
AGC, Inc.	13,795	392,422
Allegion plc (b)	3,501	357,872
Assa Abloy AB - Class B	71,523	1,452,217
Carrier Global Corp.	30,952	687,753
Cie de Saint-Gobain (a)	36,925	1,327,178
Daikin Industries, Ltd.	17,779	2,858,973

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—(Continued)
Fortune Brands Home & Security, Inc. (b)	5,227	$334,162
Geberit AG	2,643	1,321,379
Johnson Controls International plc	29,384	1,003,170
Kingspan Group plc	10,978	706,483
LIXIL Group Corp.	19,004	265,584
Masco Corp.	10,775	541,013
Nibe Industrier AB - B Shares (a)	22,252	491,092
TOTO, Ltd.	10,103	387,198
Trane Technologies plc	11,165	993,462

		13,363,097

Capital Markets—1.3%
3i Group plc	69,437	715,152
Ameriprise Financial, Inc.	4,815	722,443
Amundi S.A. (144A) (a)	4,327	338,453
ASX, Ltd.	13,814	816,283
Bank of New York Mellon Corp. (The)	31,985	1,236,220
BlackRock, Inc. (b)	5,840	3,177,486
BMO Commercial Property Trust, Ltd. (a)	59,169	46,161
BMO Real Estate Investment, Ltd.	26,942	18,701
Cboe Global Markets, Inc.	4,217	393,362
Charles Schwab Corp. (The)	43,545	1,469,208
CME Group, Inc.	13,685	2,224,360
Credit Suisse Group AG	173,276	1,787,915
Daiwa Securities Group, Inc.	103,077	430,010
Deutsche Bank AG (a)	140,110	1,328,520
Deutsche Boerse AG	13,558	2,450,593
E*Trade Financial Corp.	8,615	428,424
EQT AB (b)	17,001	304,402
Franklin Resources, Inc. (b)	10,641	223,142
Goldman Sachs Group, Inc. (The)	12,150	2,401,083
Hargreaves Lansdown plc	23,693	477,414
Hong Kong Exchanges and Clearing, Ltd.	85,499	3,643,855
Intercontinental Exchange, Inc.	21,180	1,940,088
Invesco, Ltd. (b)	14,120	151,931
Japan Exchange Group, Inc.	36,360	839,929
Julius Baer Group, Ltd. (a)	15,970	667,147
London Stock Exchange Group plc	22,461	2,323,453
Macquarie Group, Ltd.	24,024	1,977,508
Magellan Financial Group, Ltd.	9,105	370,602
MarketAxess Holdings, Inc.	1,454	728,338
Moody’s Corp.	6,225	1,710,194
Morgan Stanley	46,860	2,263,338
MSCI, Inc.	3,290	1,098,268
Nasdaq, Inc.	4,370	522,084
Natixis S.A. (a)	71,307	185,788
Nomura Holdings, Inc.	224,369	1,004,119
Northern Trust Corp.	7,990	633,927
Partners Group Holding AG	1,333	1,207,099
Picton Property Income, Ltd. (The) (a)	61,256	51,472
Raymond James Financial, Inc. (b)	4,649	319,991
S&P Global, Inc.	9,315	3,069,106
SBI Holdings, Inc.	16,880	364,711
Schroder Real Estate Investment Trust, Ltd.	58,299	21,845
Schroders plc	8,870	323,695
Singapore Exchange, Ltd.	57,354	344,186

Capital Markets—(Continued)
St. James’s Place plc	38,177	450,029
Standard Life Aberdeen plc	166,164	549,947
Standard Life Investment Property Income Trust, Ltd.	45,724	34,340
State Street Corp.	13,790	876,354
T. Rowe Price Group, Inc.	8,890	1,097,915
UBS Group AG	261,612	3,005,542
UK Commercial Property Trust, Ltd.	73,372	54,325

		52,820,458

Chemicals—1.3%
Air Liquide S.A.	33,760	4,864,440
Air Products & Chemicals, Inc.	8,445	2,039,130
Air Water, Inc.	13,116	185,003
Akzo Nobel NV	14,243	1,274,244
Albemarle Corp. (b)	3,988	307,914
Arkema S.A.	4,921	469,941
Asahi Kasei Corp.	89,523	727,335
BASF SE	65,542	3,662,483
Celanese Corp. (b)	4,595	396,732
CF Industries Holdings, Inc.	8,200	230,748
Chr Hansen Holding A/S	7,527	775,889
Clariant AG (a) (b)	14,212	278,741
Corteva, Inc.	28,474	762,818
Covestro AG (144A) (a)	12,405	470,785
Croda International plc	9,197	598,399
Daicel Corp.	17,765	137,269
Dow, Inc.	28,274	1,152,448
DuPont de Nemours, Inc.	28,274	1,502,198
Eastman Chemical Co. (b)	5,180	360,735
Ecolab, Inc.	9,545	1,898,978
EMS-Chemie Holding AG (b)	584	451,855
Evonik Industries AG	14,964	379,086
FMC Corp.	4,940	492,123
Givaudan S.A.	658	2,447,478
ICL Group, Ltd.	50,254	149,593
International Flavors & Fragrances, Inc.	4,085	500,256
Johnson Matthey plc	13,810	358,463
JSR Corp.	14,522	280,249
Kansai Paint Co., Ltd.	12,645	266,521
Koninklijke DSM NV	12,299	1,700,003
Kuraray Co., Ltd.	22,790	237,832
LANXESS AG	5,928	311,606
Linde plc	20,537	4,356,103
LyondellBasell Industries NV - Class A	9,771	642,150
Mitsubishi Chemical Holdings Corp.	91,365	531,748
Mitsubishi Gas Chemical Co., Inc.	11,276	170,575
Mitsui Chemicals, Inc.	13,138	273,840
Mosaic Co. (The)	13,280	166,133
Nippon Paint Holdings Co., Ltd.	10,449	758,347
Nissan Chemical Corp.	8,855	453,574
Nitto Denko Corp.	11,328	640,999
Novozymes A/S - B Shares	15,237	880,534
Orica, Ltd.	28,868	331,898
PPG Industries, Inc.	8,990	953,479
Sherwin-Williams Co. (The)	3,160	1,826,006

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Shin-Etsu Chemical Co., Ltd.	25,272	$2,954,259
Showa Denko KK	9,615	215,567
Sika AG	10,117	1,944,590
Solvay S.A.	5,288	422,826
Sumitomo Chemical Co., Ltd.	106,318	317,719
Symrise AG	9,180	1,065,060
Taiyo Nippon Sanso Corp.	10,816	180,677
Teijin, Ltd.	12,713	202,057
Toray Industries, Inc.	98,958	466,103
Tosoh Corp.	18,558	253,081
Umicore S.A. (b)	14,066	661,373
Yara International ASA	12,635	438,984

		50,778,977

Commercial Services & Supplies—0.2%
Brambles, Ltd.	110,126	828,462
Cintas Corp. (b)	3,230	860,343
Copart, Inc. (a)	7,765	646,592
Dai Nippon Printing Co., Ltd.	17,353	397,455
Park24 Co., Ltd.	7,743	132,505
Rentokil Initial plc	131,967	832,198
Republic Services, Inc.	7,985	655,169
Rollins, Inc. (b)	5,279	223,777
Secom Co., Ltd.	14,983	1,309,067
Securitas AB - B Shares (a)	22,344	300,663
Sohgo Security Services Co., Ltd.	5,097	237,260
Toppan Printing Co., Ltd.	18,716	312,005
Waste Management, Inc.	14,835	1,571,175

		8,306,671

Communications Equipment—0.3%
Arista Networks, Inc. (a) (b)	2,056	431,822
Cisco Systems, Inc. (e)	161,900	7,551,016
F5 Networks, Inc. (a)	2,285	318,712
Juniper Networks, Inc.	12,720	290,779
Motorola Solutions, Inc.	6,500	910,845
Nokia Oyj	403,459	1,766,887
Telefonaktiebolaget LM Ericsson - B Shares	208,283	1,923,376

		13,193,437

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	18,231	458,685
Bouygues S.A. (a)	16,262	554,728
CIMIC Group, Ltd.	6,930	116,101
Eiffage S.A. (a)	5,944	542,727
Ferrovial S.A.	35,115	933,657
HOCHTIEF AG	1,764	156,129
Jacobs Engineering Group, Inc.	5,150	436,720
JGC Holdings Corp.	15,716	165,423
Kajima Corp.	32,066	381,930
Obayashi Corp.	46,338	433,330
Quanta Services, Inc. (b)	5,385	211,254
Shimizu Corp.	39,387	323,337
Skanska AB - B Shares (a)	24,274	492,943
Taisei Corp.	13,619	495,257

Construction & Engineering—(Continued)
Vinci S.A. (b)	36,770	3,381,323

		9,083,544

Construction Materials—0.2%
CRH plc	56,035	1,916,559
HeidelbergCement AG	10,619	565,796
James Hardie Industries plc	31,612	603,386
LafargeHolcim, Ltd. (a)	37,359	1,634,009
Martin Marietta Materials, Inc. (b)	2,412	498,247
Taiheiyo Cement Corp.	8,619	199,314
Vulcan Materials Co. (b)	5,050	585,042

		6,002,353

Consumer Finance—0.1%
Acom Co., Ltd.	28,477	108,545
American Express Co.	25,580	2,435,216
Capital One Financial Corp.	17,765	1,111,911
Discover Financial Services (b)	11,885	595,320
Synchrony Financial	21,487	476,152

		4,727,144

Containers & Packaging—0.1%
AMCOR plc (b)	61,751	630,478
Avery Dennison Corp.	3,200	365,088
Ball Corp.	12,440	864,455
International Paper Co.	14,935	525,861
Packaging Corp. of America (b)	3,599	359,180
Sealed Air Corp. (b)	5,895	193,651
Smurfit Kappa Group plc	16,127	538,169
WestRock Co.	9,795	276,807

		3,753,689

Distributors—0.0%
Genuine Parts Co. (b)	5,515	479,585
Jardine Cycle & Carriage, Ltd.	7,050	102,223
LKQ Corp. (a) (b)	11,632	304,758

		886,566

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	5,120	137,684
H&R Block, Inc.	7,355	105,029

		242,713

Diversified Financial Services—0.5%
AMP, Ltd. (a)	245,234	314,404
Berkshire Hathaway, Inc. - Class B (a) (e)	74,650	13,325,772
Eurazeo S.A. (a)	2,805	143,642
EXOR NV	7,738	441,194
Groupe Bruxelles Lambert S.A.	5,757	482,368
Industrivarden AB - C Shares (a)	11,323	256,176
Investor AB - B Shares	32,503	1,712,647
Kinnevik AB - Class B	17,262	453,381
L E Lundbergforetagen AB - B Shares (a) (b)	5,423	245,764
M&G plc	185,528	384,579

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Mitsubishi UFJ Lease & Finance Co., Ltd.	28,766	$136,150
ORIX Corp.	94,525	1,165,524
Pargesa Holding S.A.	2,755	209,406
Sofina S.A.	1,099	289,813
Tokyo Century Corp.	3,072	157,093
Wendel S.A.	1,913	182,146

		19,900,059

Diversified Telecommunication Services—0.9%
AT&T, Inc. (e)	278,741	8,426,340
BT Group plc	634,672	895,773
Cellnex Telecom S.A. (144A)	17,872	1,087,743
CenturyLink, Inc.	37,413	375,252
Deutsche Telekom AG	237,843	3,978,495
Elisa Oyj	10,149	616,907
HKT Trust & HKT, Ltd.	270,158	397,102
Iliad S.A.	1,055	205,625
Infrastrutture Wireless Italiane S.p.A. (144A)	17,126	171,498
Koninklijke KPN NV	254,926	675,192
Nippon Telegraph & Telephone Corp.	91,858	2,138,472
Orange S.A.	142,365	1,700,717
PCCW, Ltd.	302,979	172,874
Proximus SADP	10,854	221,020
Singapore Telecommunications, Ltd.	565,536	1,006,572
Singapore Telecommunications, Ltd.	17,086	30,216
Spark New Zealand, Ltd.	131,091	388,182
Swisscom AG	1,848	966,536
Telecom Italia S.p.A.	596,689	234,130
Telecom Italia S.p.A. - Risparmio Shares	430,141	166,513
Telefonica Deutschland Holding AG	74,303	219,173
Telefonica S.A. (b)	333,458	1,595,759
Telenor ASA	51,466	749,782
Telia Co. AB	180,234	672,463
Telstra Corp., Ltd.	297,045	643,033
TPG Corp, Ltd.	26,483	162,656
TUAS, Ltd. (a)	13,241	6,168
United Internet AG	7,314	308,626
Verizon Communications, Inc. (e)	157,820	8,700,617

		36,913,436

Electric Utilities—1.0%
Alliant Energy Corp. (b)	9,144	437,449
American Electric Power Co., Inc.	18,850	1,501,214
AusNet Services	132,973	153,386
Chubu Electric Power Co., Inc.	45,977	578,311
Chugoku Electric Power Co., Inc. (The)	20,720	276,662
CK Infrastructure Holdings, Ltd.	47,287	243,635
CLP Holdings, Ltd.	117,186	1,147,573
Duke Energy Corp.	27,815	2,222,140
Edison International	13,645	741,060
EDP - Energias de Portugal S.A.	182,650	871,078
Electricite de France S.A.	44,294	407,900
Elia Group S.A.	2,204	238,983
Endesa S.A. (b)	22,665	557,838
Enel S.p.A.	580,393	5,000,184
Entergy Corp.	7,625	715,301

Electric Utilities—(Continued)
Evergy, Inc.	8,686	514,993
Eversource Energy (b)	12,365	1,029,634
Exelon Corp.	37,024	1,343,601
FirstEnergy Corp.	20,525	795,959
Fortum Oyj	31,694	601,277
HK Electric Investments & HK Electric Investments, Ltd.	189,164	196,510
Iberdrola S.A.	414,473	4,800,572
Kansai Electric Power Co., Inc. (The)	50,240	486,802
Kyushu Electric Power Co., Inc.	27,070	227,099
Mercury NZ, Ltd.	48,606	147,252
NextEra Energy, Inc.	18,645	4,477,970
NRG Energy, Inc.	9,505	309,483
Orsted A/S (144A)	13,499	1,556,837
Pinnacle West Capital Corp.	4,250	311,482
Power Assets Holdings, Ltd.	98,995	537,576
PPL Corp. (b)	29,215	754,916
Red Electrica Corp. S.A.	30,889	575,771
Southern Co. (The)	39,995	2,073,741
SSE plc	73,496	1,240,905
Terna Rete Elettrica Nazionale S.p.A.	100,402	689,324
Tohoku Electric Power Co., Inc.	30,502	290,075
Tokyo Electric Power Co. Holdings, Inc. (a)	103,208	316,751
Verbund AG	4,859	217,319
Xcel Energy, Inc.	20,010	1,250,625

		39,839,188

Electrical Equipment—0.5%
ABB, Ltd.	131,510	2,956,024
AMETEK, Inc.	8,667	774,570
Eaton Corp. plc	15,738	1,376,760
Emerson Electric Co. (b)	23,195	1,438,786
Fuji Electric Co., Ltd.	9,055	247,485
Legrand S.A.	19,049	1,445,399
Melrose Industries plc	346,683	488,632
Mitsubishi Electric Corp.	130,240	1,691,210
Nidec Corp.	31,913	2,130,732
Prysmian S.p.A.	17,221	398,368
Rockwell Automation, Inc.	4,445	946,785
Schneider Electric SE	39,453	4,374,062
Siemens Gamesa Renewable Energy S.A. (a)	17,012	301,088
Vestas Wind Systems A/S (b)	14,193	1,444,210

		20,014,111

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A (b)	11,270	1,079,779
CDW Corp.	5,456	633,878
Corning, Inc. (b)	29,340	759,906
FLIR Systems, Inc.	5,105	207,110
Halma plc	27,091	772,052
Hamamatsu Photonics KK	10,009	433,420
Hexagon AB - B Shares (a)	20,082	1,170,510
Hirose Electric Co., Ltd.	2,328	255,191
Hitachi, Ltd.	69,024	2,179,049
Ingenico Group S.A. (a)	4,319	687,762
IPG Photonics Corp. (a)	1,381	221,499
Keyence Corp.	13,016	5,434,470

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Keysight Technologies, Inc. (a) (b)	7,130	$718,561
Kyocera Corp.	22,904	1,246,242
Murata Manufacturing Co., Ltd.	40,992	2,401,892
Omron Corp.	13,245	887,373
Shimadzu Corp.	15,845	421,499
TDK Corp.	9,247	916,696
TE Connectivity, Ltd.	12,700	1,035,685
Venture Corp., Ltd.	19,647	228,583
Yokogawa Electric Corp.	16,293	254,091
Zebra Technologies Corp. - Class A (a)	2,103	538,263

		22,483,511

Energy Equipment & Services—0.1%
Baker Hughes Co. (b)	24,725	380,518
Halliburton Co. (b)	33,450	434,181
National Oilwell Varco, Inc. (b)	14,705	180,136
Schlumberger, Ltd.	52,837	971,672
TechnipFMC plc	16,036	109,686
Tenaris S.A.	33,697	217,228

		2,293,421

Entertainment—0.7%
Activision Blizzard, Inc.	29,304	2,224,174
Bollore S.A.	62,971	197,496
Electronic Arts, Inc. (a)	11,080	1,463,114
Konami Holdings Corp.	6,656	221,720
Live Nation Entertainment, Inc. (a) (b)	5,342	236,811
Netflix, Inc. (a)	16,781	7,636,026
Nexon Co., Ltd.	34,575	780,902
Nintendo Co., Ltd.	7,986	3,553,491
Square Enix Holdings Co., Ltd.	6,557	330,703
Take-Two Interactive Software, Inc. (a)	4,327	603,919
Toho Co., Ltd.	7,984	288,294
UBISOFT Entertainment S.A. (a)	6,457	531,796
Vivendi S.A.	59,171	1,516,622
Walt Disney Co. (The)	68,771	7,668,654

		27,253,722

Equity Real Estate Investment Trusts—4.1%
Aberdeen Standard European Logistics Income plc (144A)	25,000	32,506
Acadia Realty Trust (b)	9,455	122,726
Activia Properties, Inc.	78	271,665
Advance Residence Investment Corp.	145	432,134
Aedifica S.A.	3,069	335,105
AEON REIT Investment Corp.	175	185,741
Agree Realty Corp. (b)	5,950	390,974
Alexander’s, Inc.	234	56,371
Alexandria Real Estate Equities, Inc. (b)	18,741	3,040,727
Allied Properties Real Estate Investment Trust	13,670	412,436
Alstria Office REIT-AG	19,950	297,168
American Assets Trust, Inc.	5,600	155,904
American Campus Communities, Inc. (b)	15,327	535,832
American Finance Trust, Inc. (b)	12,150	96,410
American Homes 4 Rent - Class A (b)	29,074	782,091
American Tower Corp.	16,945	4,380,960
Americold Realty Trust (b)	22,458	815,225

Equity Real Estate Investment Trusts—(Continued)
Apartment Investment & Management Co. - Class A (b)	22,226	836,587
Apple Hospitality REIT, Inc.	23,500	227,010
Armada Hoffler Properties, Inc.	6,250	62,188
Artis Real Estate Investment Trust	13,350	74,243
Ascencio	550	29,161
Ascendas Real Estate Investment Trust	550,014	1,253,983
Ascott Residence Trust	199,950	144,761
Assura plc	293,895	285,892
AvalonBay Communities, Inc. (b)	21,138	3,268,780
Befimmo S.A.	2,400	107,371
Big Yellow Group plc	18,150	225,623
Boardwalk Real Estate Investment Trust	4,250	93,008
Boston Properties, Inc.	23,012	2,079,825
Brandywine Realty Trust	18,876	205,560
British Land Co. plc (The)	166,775	797,447
Brixmor Property Group, Inc. (b)	33,177	425,329
Brookfield Property REIT, Inc. - Class A (b)	6,374	63,485
BWP Trust	54,718	144,785
Camden Property Trust (b)	10,566	963,831
Canadian Apartment Properties REIT	19,050	681,820
CapitaLand Commercial Trust, Ltd.	499,182	606,832
CapitaLand Mall Trust	453,949	640,089
CareTrust REIT, Inc. (b)	10,650	182,754
Carmila S.A.	4,200	57,522
CDL Hospitality Trusts	88,532	65,461
Champion REIT	221,606	115,074
Charter Hall Long Wale REIT	48,500	144,931
Charter Hall Retail REIT	53,223	123,604
Choice Properties Real Estate Investment Trust	28,718	269,496
Civitas Social Housing plc	69,950	95,278
Cofinimmo S.A.	2,895	397,725
Colony Capital, Inc. (b)	54,100	129,840
Columbia Property Trust, Inc. (b)	12,750	167,535
Comforia Residential REIT, Inc.	69	205,990
Cominar Real Estate Investment Trust	18,831	113,463
Community Healthcare Trust, Inc.	2,350	96,115
Corporate Office Properties Trust (b)	12,550	318,017
Cousins Properties, Inc. (b)	16,559	493,955
Covivio	8,655	626,386
Crombie Real Estate Investment Trust	10,350	97,584
Cromwell Property Group	270,857	169,592
Crown Castle International Corp.	15,910	2,662,538
CubeSmart (b)	21,627	583,713
Custodian REIT plc	43,563	49,034
CyrusOne, Inc. (b)	12,900	938,475
Daiwa House REIT Investment Corp.	367	864,355
Daiwa Office Investment Corp.	31	171,587
Daiwa Securities Living Investments Corp.	211	196,424
Derwent London plc	11,350	390,020
Dexus	201,095	1,281,501
DiamondRock Hospitality Co.	22,250	123,043
Digital Realty Trust, Inc. (b)	40,089	5,697,048
Diversified Healthcare Trust (b)	26,400	116,820
Douglas Emmett, Inc.	18,640	571,502
Dream Industrial Real Estate Investment Trust	17,000	133,736
Dream Office Real Estate Investment Trust	4,850	73,307
Duke Realty Corp.	55,326	1,957,987

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Easterly Government Properties, Inc. (b)	8,375	$193,630
EastGroup Properties, Inc. (b)	4,329	513,463
Empire State Realty Trust, Inc. - Class A	16,379	114,653
Empiric Student Property plc	65,953	47,468
EPR Properties (b)	8,747	289,788
Equinix, Inc. (b)	3,317	2,329,529
Equity Commonwealth	13,050	420,210
Equity LifeStyle Properties, Inc.	19,516	1,219,360
Equity Residential (b)	54,533	3,207,631
Essential Properties Realty Trust, Inc. (b)	10,150	150,626
Essex Property Trust, Inc.	9,849	2,257,095
Eurocommercial Properties NV	5,400	69,035
Extra Space Storage, Inc. (b)	19,094	1,763,713
Federal Realty Investment Trust (b)	11,141	949,325
First Capital Real Estate Investment Trust	24,200	247,419
First Industrial Realty Trust, Inc. (b)	14,150	543,926
Fortune Real Estate Investment Trust	151,380	135,905
Four Corners Property Trust, Inc. (b)	7,800	190,320
Franklin Street Properties Corp.	11,550	58,790
Frasers Centrepoint Trust	79,700	133,650
Frasers Logistics & Industrial Trust	280,100	241,922
Frontier Real Estate Investment Corp.	51	161,212
Fukuoka REIT Corp.	81	98,631
Gaming and Leisure Properties, Inc.	23,076	798,430
GCP Student Living plc	51,154	78,526
Gecina S.A. (b)	9,096	1,122,835
Getty Realty Corp. (b)	3,765	111,745
Global Net Lease, Inc. (b)	10,050	168,136
Global One Real Estate Investment Corp.	108	100,021
GLP J-REIT	666	967,105
Goodman Group	117,427	1,208,533
Goodman Property Trust	122,300	160,879
GPT Group (The)	358,283	1,035,785
Granite Real Estate Investment Trust	6,100	314,795
Great Portland Estates plc	28,480	222,859
H&R Real Estate Investment Trust	31,615	227,285
Hamborner REIT AG	7,850	76,775
Hammerson plc	86,129	85,550
Healthcare Realty Trust, Inc. (b)	15,060	441,107
Healthcare Trust of America, Inc. - Class A (b)	24,375	646,425
Healthpeak Properties, Inc. (b)	79,292	2,185,288
Hibernia REIT plc	77,066	96,940
Highwoods Properties, Inc. (b)	11,550	431,161
Host Hotels & Resorts, Inc.	105,680	1,140,287
Hudson Pacific Properties, Inc. (b)	16,813	423,015
Hulic REIT, Inc.	129	160,389
Icade	5,712	397,408
Ichigo Office REIT Investment Corp.	133	92,970
Immobiliare Grande Distribuzione SIIQ S.p.A.	7,359	28,954
Impact Healthcare Reit plc	26,450	31,385
Independence Realty Trust, Inc.	10,550	121,220
Industrial & Infrastructure Fund Investment Corp.	193	310,760
Industrial Logistics Properties Trust	7,200	147,960
Inmobiliaria Colonial Socimi S.A.	36,534	321,305
Innovative Industrial Properties, Inc. (b)	1,850	162,837
InterRent Real Estate Investment Trust	12,600	132,998
Intervest Offices & Warehouses NV	2,450	62,837

Equity Real Estate Investment Trusts—(Continued)
Invesco Office J-REIT, Inc.	976	127,279
Investors Real Estate Trust (b)	1,341	94,527
Invincible Investment Corp.	549	141,797
Invitation Homes, Inc. (b)	61,028	1,680,101
Irish Residential Properties REIT plc	49,247	78,211
Iron Mountain, Inc. (b)	10,949	285,769
Japan Excellent, Inc.	139	161,425
Japan Hotel REIT Investment Corp.	502	207,529
Japan Logistics Fund, Inc.	97	263,340
Japan Prime Realty Investment Corp.	154	453,881
Japan Real Estate Investment Corp.	239	1,225,854
Japan Retail Fund Investment Corp.	479	598,119
JBG SMITH Properties	13,625	402,891
Kenedix Office Investment Corp.	43	241,640
Kenedix Residential Next Investment Corp.	105	181,282
Kenedix Retail REIT Corp. (a)	60	112,945
Keppel DC REIT	136,407	248,874
Keppel REIT	220,782	174,687
Killam Apartment Real Estate Investment Trust	10,850	140,021
Kilroy Realty Corp. (b)	12,913	757,993
Kimco Realty Corp. (b)	62,392	801,113
Kite Realty Group Trust (b)	9,212	106,306
Kiwi Property Group, Ltd.	176,570	120,969
Klepierre (b)	35,332	702,998
Land Securities Group plc	130,412	892,404
Lar Espana Real Estate Socimi S.A.	7,000	36,518
LaSalle Logiport REIT (a)	153	235,948
Lexington Realty Trust	28,500	300,675
Life Storage, Inc.	5,266	500,007
Link REIT	378,729	3,090,351
LondonMetric Property plc	98,826	257,710
LTC Properties, Inc. (b)	4,350	163,864
LXI REIT plc	58,552	82,188
Macerich Co. (The) (b)	16,810	150,786
Mack-Cali Realty Corp. (b)	10,107	154,536
Manulife US Real Estate Investment Trust	160,100	122,063
Mapletree Commercial Trust	399,528	554,700
Mapletree Industrial Trust	172,407	358,295
Mapletree Logistics Trust	476,174	664,391
MCUBS MidCity Investment Corp.	186	135,003
Medical Properties Trust, Inc. (b)	58,311	1,096,247
Mercialys S.A. (b)	6,900	57,715
Merlin Properties Socimi S.A.	37,288	308,855
Mid-America Apartment Communities, Inc.	17,153	1,966,935
Mirvac Group	722,998	1,088,297
Mitsubishi Estate Logistics REIT Investment Corp.	33	121,412
Mitsui Fudosan Logistics Park, Inc.	46	204,970
Monmouth Real Estate Investment Corp. (b)	10,550	152,869
Montea CVA	1,450	145,184
Mori Hills REIT Investment Corp.	173	218,613
Mori Trust Sogo REIT, Inc.	111	136,707
National Health Investors, Inc. (b)	4,800	291,456
National Retail Properties, Inc. (b)	19,216	681,784
National Storage Affiliates Trust (b)	6,900	197,754
National Storage REIT	106,550	135,855
NewRiver REIT plc	33,961	26,401
Nippon Accommodations Fund, Inc.	50	289,295

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Nippon Building Fund, Inc.	233	$1,326,297
Nippon Prologis REIT, Inc. (a)	389	1,182,242
NIPPON REIT Investment Corp.	49	159,517
Nomura Real Estate Master Fund, Inc. (a)	806	968,063
Northview Apartment Real Estate Investment Trust	5,400	138,341
NorthWest Healthcare Properties Real Estate Investment Trust	16,800	133,648
NSI NV	2,021	78,180
Office Properties Income Trust (b)	5,331	138,446
Omega Healthcare Investors, Inc. (b)	25,220	749,791
Orix JREIT, Inc.	482	632,561
Paramount Group, Inc. (b)	21,174	163,252
Park Hotels & Resorts, Inc. (b)	26,846	265,507
Pebblebrook Hotel Trust (b)	14,511	198,220
Physicians Realty Trust (b)	22,619	396,285
Piedmont Office Realty Trust, Inc. - Class A (b)	14,050	233,370
Precinct Properties New Zealand, Ltd.	118,750	121,134
Premier Investment Corp.	142	157,817
Primary Health Properties plc	135,163	262,036
ProLogis, Inc.	110,837	10,344,417
PS Business Parks, Inc.	2,250	297,900
Public Storage	22,697	4,355,327
QTS Realty Trust, Inc. - Class A (b)	6,700	429,403
RDI REIT plc	28,499	29,125
Realty Income Corp. (b)	50,986	3,033,667
Regency Centers Corp. (b)	25,241	1,158,309
Regional REIT, Ltd. (144A)	41,338	36,328
Retail Estates NV	1,127	75,788
Retail Opportunity Investments Corp.	12,685	143,721
Retail Properties of America, Inc. - Class A (b)	23,900	174,948
Rexford Industrial Realty, Inc. (b)	13,000	538,590
RioCan Real Estate Investment Trust	35,564	402,374
RLJ Lodging Trust (b)	18,295	172,705
RPT Realty	8,978	62,487
Ryman Hospitality Properties, Inc.	5,636	195,006
Sabra Health Care REIT, Inc. (b)	22,905	330,519
Safestore Holdings plc	22,990	206,679
Saul Centers, Inc.	1,303	42,048
SBA Communications Corp.	4,272	1,272,714
Scentre Group	957,486	1,441,775
Segro plc	212,007	2,348,500
Sekisui House REIT, Inc.	451	291,666
Service Properties Trust	18,250	129,393
Shaftesbury plc	25,000	163,294
Shopping Centres Australasia Property Group	118,887	179,419
Simon Property Group, Inc. (b)	45,875	3,136,932
SITE Centers Corp. (b)	17,075	138,308
SL Green Realty Corp. (b)	11,688	576,102
SmartCentres Real Estate Investment Trust	14,600	224,872
Spirit Realty Capital, Inc. (b)	11,511	401,273
STAG Industrial, Inc. (b)	16,685	489,204
Stockland	438,264	1,006,671
STORE Capital Corp. (b)	25,162	599,107
Summit Hotel Properties, Inc. (b)	11,500	68,195
Summit Industrial Income REIT	13,950	117,654
Sun Communities, Inc.	10,871	1,474,977
Sunstone Hotel Investors, Inc.	23,956	195,241
Suntec Real Estate Investment Trust	372,249	377,697

Equity Real Estate Investment Trusts—(Continued)
Tanger Factory Outlet Centers, Inc. (b)	10,050	71,657
Target Healthcare REIT plc	51,411	70,288
Taubman Centers, Inc. (b)	6,700	252,992
Terreno Realty Corp. (b)	7,450	392,168
Tokyu REIT, Inc.	99	135,210
Triple Point Social Housing REIT plc (144A)	35,703	43,433
Tritax Big Box REIT plc	191,885	344,461
Tritax EuroBox plc (144A)	47,550	60,084
UDR, Inc. (b)	43,984	1,644,122
Unibail-Rodamco-Westfield	24,583	1,382,764
Unibail-Rodamco-Westfield	485	27,332
UNITE Group plc (The) (a)	32,700	380,561
United Urban Investment Corp.	544	584,933
Universal Health Realty Income Trust	1,426	113,353
Urban Edge Properties	12,900	153,123
Urstadt Biddle Properties, Inc. - Class A	3,300	39,204
Vastned Retail NV	1,907	40,666
Ventas, Inc. (b)	56,072	2,053,357
VEREIT, Inc. (b)	121,065	778,448
VICI Properties, Inc. (b)	52,612	1,062,236
Vicinity Centres	665,584	660,029
Vornado Realty Trust (b)	25,645	979,895
Warehouses De Pauw CVA	14,819	404,076
Washington Real Estate Investment Trust	9,194	204,107
Weingarten Realty Investors	13,558	256,653
Welltower, Inc.	62,346	3,226,405
Wereldhave Belgium NV (a)	250	15,452
Wereldhave NV	4,500	41,268
Weyerhaeuser Co.	28,392	637,684
Workspace Group plc	14,950	120,991
WP Carey, Inc. (b)	19,201	1,298,948
WPT Industrial Real Estate Investment Trust	5,993	77,310
Xenia Hotels & Resorts, Inc.	12,600	117,558
Xior Student Housing NV	1,683	90,028

		160,451,980

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	46,665	1,083,894
Carrefour S.A.	43,204	666,953
Casino Guichard Perrachon S.A.	3,094	114,600
Coles Group, Ltd.	95,188	1,130,732
Colruyt S.A.	3,951	217,259
Cosmos Pharmaceutical Corp.	1,427	218,705
Costco Wholesale Corp.	16,895	5,122,733
Dairy Farm International Holdings, Ltd.	24,011	111,820
FamilyMart Co., Ltd.	18,084	310,339
ICA Gruppen AB	7,176	340,042
J Sainsbury plc	126,328	326,395
Jeronimo Martins SGPS S.A.	17,962	314,265
Kobe Bussan Co., Ltd.	4,392	247,591
Koninklijke Ahold Delhaize NV	78,547	2,138,937
Kroger Co. (The) (b)	30,560	1,034,456
Lawson, Inc.	3,578	179,402
METRO AG	12,849	121,391
Seven & i Holdings Co., Ltd.	53,767	1,754,629
Sundrug Co., Ltd.	5,109	168,806

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Sysco Corp. (b)	19,445	$1,062,864
Tesco plc	698,861	1,973,269
Tsuruha Holdings, Inc.	2,636	362,844
Walgreens Boots Alliance, Inc. (b)	28,595	1,212,142
Walmart, Inc. (e)	54,174	6,488,962
Welcia Holdings Co., Ltd.	3,365	271,297
WM Morrison Supermarkets plc	171,616	404,857
Woolworths Group, Ltd.	90,000	2,320,919

		29,700,103

Food Products—1.2%
a2 Milk Co., Ltd. (a)	52,512	687,661
Ajinomoto Co., Inc.	33,309	553,395
Archer-Daniels-Midland Co.	21,155	844,084
Associated British Foods plc	25,422	602,430
Barry Callebaut AG	215	409,764
Calbee, Inc.	6,212	171,774
Campbell Soup Co. (b)	6,390	317,136
Chocoladefabriken Lindt & Spruengli AG	8	686,818
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	76	625,150
Conagra Brands, Inc.	18,540	652,052
Danone S.A.	44,065	3,044,957
General Mills, Inc. (b)	23,060	1,421,649
Hershey Co. (The)	5,665	734,297
Hormel Foods Corp. (b)	10,610	512,145
J.M. Smucker Co. (The) (b)	4,285	453,396
Kellogg Co. (b)	9,455	624,597
Kerry Group plc - Class A	11,336	1,410,277
Kikkoman Corp.	10,376	499,674
Kraft Heinz Co. (The)	23,723	756,526
Lamb Weston Holdings, Inc. (b)	5,548	354,684
McCormick & Co., Inc. (b)	4,670	837,845
MEIJI Holdings Co., Ltd.	8,171	649,779
Mondelez International, Inc. - Class A	54,860	2,804,992
Mowi ASA	31,365	596,133
Nestle S.A.	212,366	23,461,174
NH Foods, Ltd.	5,877	235,791
Nisshin Seifun Group, Inc.	14,117	210,621
Nissin Foods Holdings Co., Ltd.	4,525	400,516
Orkla ASA	53,596	469,790
Toyo Suisan Kaisha, Ltd.	6,329	353,333
Tyson Foods, Inc. - Class A	11,250	671,737
WH Group, Ltd. (144A)	683,117	586,241
Wilmar International, Ltd.	137,083	403,751
Yakult Honsha Co., Ltd.	8,544	502,890
Yamazaki Baking Co., Ltd.	8,645	148,530

		47,695,589

Gas Utilities—0.1%
APA Group	84,196	648,340
Atmos Energy Corp. (b)	4,565	454,583
Enagas S.A.	17,760	433,522
Hong Kong & China Gas Co., Ltd.	820,010	1,268,061
Naturgy Energy Group S.A.	21,068	391,600
Osaka Gas Co., Ltd.	26,760	527,891
Snam S.p.A.	145,352	706,970

Gas Utilities—(Continued)
Toho Gas Co., Ltd.	5,275	263,667
Tokyo Gas Co., Ltd.	26,836	641,831

		5,336,465

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	67,370	6,159,639
ABIOMED, Inc. (a) (b)	1,672	403,888
Alcon, Inc. (a)	35,087	2,010,353
Align Technology, Inc. (a)	2,799	768,158
Ambu A/S - Class B	11,650	366,169
Asahi Intecc Co., Ltd.	13,937	396,024
Baxter International, Inc.	19,400	1,670,340
Becton Dickinson & Co.	10,357	2,478,119
BioMerieux	2,956	405,860
Boston Scientific Corp. (a)	53,180	1,867,150
Carl Zeiss Meditec AG (a)	2,872	279,842
Cochlear, Ltd.	4,575	596,946
Coloplast A/S - Class B	8,477	1,314,179
Cooper Cos., Inc. (The) (b)	1,876	532,109
Danaher Corp.	24,360	4,307,579
Demant A/S (a)	7,876	207,552
DENTSPLY SIRONA, Inc. (b)	8,407	370,412
DexCom, Inc. (a)	3,498	1,418,089
DiaSorin S.p.A.	1,796	343,554
Edwards Lifesciences Corp. (a)	23,880	1,650,347
Fisher & Paykel Healthcare Corp., Ltd.	40,999	948,106
GN Store Nord A/S	9,136	486,457
Hologic, Inc. (a)	10,163	579,291
Hoya Corp.	26,999	2,585,558
IDEXX Laboratories, Inc. (a) (b)	3,291	1,086,557
Intuitive Surgical, Inc. (a)	4,460	2,541,442
Koninklijke Philips NV (a)	63,990	2,979,799
Medtronic plc	51,179	4,693,114
Olympus Corp.	83,153	1,601,546
ResMed, Inc. (b)	5,483	1,052,736
Siemens Healthineers AG (144A)	10,703	512,587
Smith & Nephew plc	62,411	1,162,700
Sonova Holding AG	3,932	784,049
STERIS plc	3,236	496,532
Straumann Holding AG	736	631,248
Stryker Corp. (b)	12,270	2,210,931
Sysmex Corp.	11,944	917,379
Teleflex, Inc.	1,745	635,145
Terumo Corp.	46,069	1,744,078
Varian Medical Systems, Inc. (a) (b)	3,425	419,631
West Pharmaceutical Services, Inc.	2,836	644,254
Zimmer Biomet Holdings, Inc.	7,835	935,186

		57,194,635

Health Care Providers & Services—0.9%
Alfresa Holdings Corp.	13,416	279,295
AmerisourceBergen Corp.	5,685	572,877
Anthem, Inc.	9,680	2,545,646
Cardinal Health, Inc.	11,130	580,875
Centene Corp. (a)	22,277	1,415,703
Chartwell Retirement Residences (b)	24,100	166,335

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Cigna Corp.	14,246	$2,673,262
CVS Health Corp.	49,599	3,222,447
DaVita, Inc. (a) (b)	3,330	263,536
Fresenius Medical Care AG & Co. KGaA	15,207	1,296,513
Fresenius SE & Co. KGaA	29,830	1,472,433
HCA Healthcare, Inc. (b)	10,069	977,297
Henry Schein, Inc. (a)	5,506	321,495
Humana, Inc.	5,100	1,977,525
Laboratory Corp. of America Holdings (a)	3,725	618,760
McKesson Corp.	8,555	1,312,508
Medipal Holdings Corp.	13,086	251,922
NMC Health plc (a) (c) (d)	8,180	0
Orpea	3,688	425,979
Quest Diagnostics, Inc.	5,105	581,766
Ramsay Health Care, Ltd.	12,759	588,109
Ryman Healthcare, Ltd.	28,543	242,123
Sonic Healthcare, Ltd.	32,204	679,861
Suzuken Co., Ltd.	4,793	178,649
UnitedHealth Group, Inc.	36,200	10,677,190
Universal Health Services, Inc. - Class B (b)	3,100	287,959

		33,610,065

Health Care Technology—0.1%
Cerner Corp. (b)	11,960	819,858
M3, Inc.	31,477	1,338,600

		2,158,458

Hotels, Restaurants & Leisure—0.7%
Accor S.A. (a)	13,520	366,838
Aristocrat Leisure, Ltd.	41,009	725,249
Carnival Corp. (b)	15,220	249,912
Chipotle Mexican Grill, Inc. (a) (b)	1,015	1,068,145
Compass Group plc	127,286	1,751,089
Crown Resorts, Ltd.	26,577	177,611
Darden Restaurants, Inc.	4,675	354,225
Domino’s Pizza, Inc.	1,483	547,880
Evolution Gaming Group AB (144A)	9,072	540,305
Flutter Entertainment plc (a)	11,013	1,445,600
Galaxy Entertainment Group, Ltd.	154,665	1,050,153
Genting Singapore, Ltd.	431,513	235,949
GVC Holdings plc	41,584	381,011
Hilton Worldwide Holdings, Inc.	10,708	786,503
InterContinental Hotels Group plc	12,340	546,951
La Francaise des Jeux SAEM (144A)	6,133	188,988
Las Vegas Sands Corp.	12,842	584,825
Marriott International, Inc. - Class A	10,307	883,619
McDonald’s Corp.	28,740	5,301,668
McDonald’s Holdings Co. Japan, Ltd.	4,743	255,870
Melco Resorts & Entertainment, Ltd. (ADR)	15,590	241,957
MGM Resorts International (b)	19,604	329,347
Norwegian Cruise Line Holdings, Ltd. (a) (b)	8,027	131,884
Oriental Land Co., Ltd.	14,274	1,884,767
Pandox AB (a)	9,936	114,473
Royal Caribbean Cruises, Ltd. (b)	6,514	327,654
Sands China, Ltd.	173,154	677,590
SJM Holdings, Ltd.	141,547	158,240

Hotels, Restaurants & Leisure—(Continued)
Sodexo S.A.	6,313	426,445
Starbucks Corp.	44,986	3,310,520
Tabcorp Holdings, Ltd.	144,523	338,438
Whitbread plc (a)	15,565	427,959
Wynn Macau, Ltd.	111,257	193,283
Wynn Resorts, Ltd. (b)	3,650	271,888
Yum! Brands, Inc. (b)	11,540	1,002,941

		27,279,777

Household Durables—0.4%
Barratt Developments plc	72,664	445,727
Berkeley Group Holdings plc	8,983	462,947
Casio Computer Co., Ltd.	13,862	240,563
D.R. Horton, Inc.	12,750	706,987
Electrolux AB - Series B	16,094	268,670
Garmin, Ltd.	5,470	533,325
Husqvarna AB - B Shares	29,820	243,845
Iida Group Holdings Co., Ltd.	10,505	160,885
Leggett & Platt, Inc. (b)	4,980	175,047
Lennar Corp. - Class A	10,595	652,864
Mohawk Industries, Inc. (a) (b)	2,260	229,978
Newell Brands, Inc. (b)	14,495	230,181
Nikon Corp.	21,454	179,527
NVR, Inc. (a)	170	553,988
Panasonic Corp.	157,561	1,373,493
Persimmon plc (a)	22,757	643,558
PulteGroup, Inc.	9,680	329,410
Rinnai Corp.	2,578	214,643
SEB S.A.	1,615	266,650
Sekisui Chemical Co., Ltd.	25,930	370,885
Sekisui House, Ltd.	44,358	844,478
Sharp Corp.	15,197	161,641
Sony Corp.	90,845	6,221,186
Taylor Wimpey plc	234,311	413,369
Whirlpool Corp. (b)	2,430	314,758

		16,238,605

Household Products—0.7%
Church & Dwight Co., Inc. (b)	9,302	719,045
Clorox Co. (The) (b)	4,815	1,056,267
Colgate-Palmolive Co.	32,650	2,391,939
Essity AB - Class B (a)	43,278	1,397,198
Henkel AG & Co. KGaA	7,415	616,229
Kimberly-Clark Corp.	13,035	1,842,497
Lion Corp.	16,008	383,790
Pigeon Corp.	8,247	318,847
Procter & Gamble Co. (The) (e)	95,206	11,383,781
Reckitt Benckiser Group plc	50,647	4,660,969
Unicharm Corp.	28,796	1,179,787

		25,950,349

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (b)	25,285	366,380
Electric Power Development Co., Ltd.	9,796	185,724
Meridian Energy, Ltd.	91,447	283,698

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—(Continued)
Uniper SE	14,363	$463,532

		1,299,334

Industrial Conglomerates—0.6%
3M Co.	21,945	3,423,201
CK Hutchison Holdings, Ltd.	192,626	1,234,835
DCC plc	7,021	584,729
General Electric Co.	333,272	2,276,248
Honeywell International, Inc.	27,260	3,941,523
Investment AB Latour - B Shares	10,564	191,341
Jardine Matheson Holdings, Ltd.	15,684	655,427
Jardine Strategic Holdings, Ltd.	15,815	341,369
Keihan Holdings Co., Ltd.	6,865	305,778
Keppel Corp., Ltd.	103,808	444,644
NWS Holdings, Ltd.	109,564	94,661
Roper Technologies, Inc. (b)	3,990	1,549,157
Siemens AG	54,590	6,412,563
Smiths Group plc	28,273	493,788
Toshiba Corp.	27,598	879,497

		22,828,761

Insurance—1.7%
Admiral Group plc	13,622	387,663
Aegon NV	127,688	379,787
Aflac, Inc. (b)	27,970	1,007,759
Ageas SA	12,740	450,586
AIA Group, Ltd.	862,660	8,028,836
Allianz SE	29,769	6,072,092
Allstate Corp. (The)	12,365	1,199,281
American International Group, Inc.	33,171	1,034,272
Aon plc - Class A	8,980	1,729,548
Arthur J. Gallagher & Co.	7,042	686,525
Assicurazioni Generali S.p.A.	78,413	1,185,020
Assurant, Inc.	2,305	238,083
Aviva plc	279,853	947,059
AXA S.A. (b)	138,020	2,880,354
Baloise Holding AG	3,308	495,408
Chubb, Ltd.	17,267	2,186,347
Cincinnati Financial Corp. (b)	5,810	372,014
CNP Assurances (a)	12,249	140,758
Dai-ichi Life Holdings, Inc.	76,968	916,671
Direct Line Insurance Group plc	98,119	329,035
Everest Re Group, Ltd.	1,528	315,074
Gjensidige Forsikring ASA (a)	14,271	262,868
Globe Life, Inc.	3,755	278,734
Hannover Rueck SE	4,302	739,956
Hartford Financial Services Group, Inc. (The)	13,740	529,677
Insurance Australia Group, Ltd.	164,915	659,228
Japan Post Holdings Co., Ltd.	112,391	799,209
Japan Post Insurance Co., Ltd.	16,058	210,530
Legal & General Group plc	425,691	1,162,469
Lincoln National Corp.	7,540	277,397
Loews Corp.	9,740	333,985
Mapfre S.A.	76,914	136,704
Marsh & McLennan Cos., Inc.	19,250	2,066,872
Medibank Private, Ltd.	196,524	406,589

Insurance—(Continued)
MetLife, Inc. (f)	29,775	1,087,383
MS&AD Insurance Group Holdings, Inc.	31,752	871,991
Muenchener Rueckversicherungs-Gesellschaft AG	10,298	2,672,590
NN Group NV	20,838	698,803
Poste Italiane S.p.A. (144A)	37,281	323,718
Principal Financial Group, Inc.	9,775	406,053
Progressive Corp. (The)	22,305	1,786,854
Prudential Financial, Inc. (b)	15,330	933,597
Prudential plc	185,629	2,795,511
QBE Insurance Group, Ltd.	103,532	636,472
RSA Insurance Group plc	73,618	373,189
Sampo Oyj - A Shares	33,612	1,154,779
SCOR SE (a)	11,314	309,637
Sompo Holdings, Inc.	23,976	824,527
Sony Financial Holdings, Inc.	10,866	261,522
Suncorp Group, Ltd.	89,981	576,092
Swiss Life Holding AG	2,277	842,082
Swiss Re AG	21,027	1,618,707
T&D Holdings, Inc.	38,395	328,239
Tokio Marine Holdings, Inc.	45,598	1,986,522
Travelers Cos., Inc. (The)	9,880	1,126,814
Tryg A/S	8,624	249,516
Unum Group	7,795	129,319
W.R. Berkley Corp.	5,468	313,262
Willis Towers Watson plc	4,867	958,556
Zurich Insurance Group AG	10,675	3,759,390

		65,871,515

Interactive Media & Services—1.5%
Alphabet, Inc. - Class A (a) (e)	11,490	16,293,395
Alphabet, Inc. - Class C (a) (e)	11,416	16,137,772
Auto Trader Group plc	68,939	449,179
Facebook, Inc. - Class A (a)	91,896	20,866,825
Kakaku.com, Inc.	9,587	242,766
LINE Corp. (a) (b)	4,303	216,364
REA Group, Ltd.	3,759	281,342
Scout24 AG (144A)	7,678	596,774
Seek, Ltd.	23,866	362,231
Twitter, Inc. (a) (b)	29,576	881,069
Z Holdings Corp.	189,271	923,680

		57,251,397

Internet & Direct Marketing Retail—1.4%
Amazon.com, Inc. (a)	16,175	44,623,914
Booking Holdings, Inc. (a)	1,595	2,539,782
Delivery Hero AG (144A) (a)	9,134	930,637
eBay, Inc.	29,175	1,530,229
Expedia Group, Inc. (b)	5,335	438,537
Just Eat Takeaway.com NV (144A) (a)	8,660	901,110
Mercari, Inc. (a)	6,051	186,993
Ocado Group plc (a)	32,982	827,980
Prosus NV (a)	34,780	3,227,941
Rakuten, Inc.	61,422	540,140
Zalando SE (144A) (a)	10,825	761,310
ZOZO, Inc.	7,783	173,008

		56,681,581

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—1.8%
Accenture plc - Class A	24,195	$5,195,150
Adyen NV (144A) (a)	1,288	1,876,474
Afterpay, Ltd. (a)	15,240	656,818
Akamai Technologies, Inc. (a) (b)	6,160	659,674
Amadeus IT Group S.A.	30,775	1,601,310
Atos SE (a)	7,012	596,819
Automatic Data Processing, Inc.	16,495	2,455,941
Broadridge Financial Solutions, Inc.	4,358	549,936
Capgemini SE	11,480	1,313,203
Cognizant Technology Solutions Corp. - Class A	20,850	1,184,697
Computershare, Ltd.	34,737	319,192
DXC Technology Co.	9,728	160,512
Edenred	17,382	759,365
Fidelity National Information Services, Inc.	23,417	3,139,986
Fiserv, Inc. (a)	21,742	2,122,454
FleetCor Technologies, Inc. (a)	3,323	835,834
Fujitsu, Ltd.	14,033	1,642,620
Gartner, Inc. (a)	3,409	413,614
Global Payments, Inc.	11,513	1,952,835
GMO Payment Gateway, Inc.	2,916	303,873
International Business Machines Corp. (b) (e)	33,794	4,081,301
Itochu Techno-Solutions Corp.	6,850	256,720
Jack Henry & Associates, Inc.	2,936	540,312
Leidos Holdings, Inc.	5,087	476,499
MasterCard, Inc. - Class A	33,900	10,024,230
NEC Corp.	17,657	846,775
Nexi S.p.A. (144A) (a)	26,878	464,304
Nomura Research Institute, Ltd.	22,835	623,085
NTT Data Corp.	45,036	501,103
Obic Co., Ltd.	4,975	874,840
Otsuka Corp.	7,457	392,771
Paychex, Inc. (b)	12,065	913,924
PayPal Holdings, Inc. (a)	44,775	7,801,148
SCSK Corp.	3,717	180,613
TIS, Inc.	15,974	339,750
VeriSign, Inc. (a)	3,985	824,218
Visa, Inc. - A Shares (b)	65,310	12,615,933
Western Union Co. (The) (b)	15,920	344,190
Wix.com, Ltd. (a) (b)	3,650	935,203
Worldline S.A. (144A) (a)	9,784	845,306

		71,622,532

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	14,257	749,292
Hasbro, Inc. (b)	4,845	363,133
Sega Sammy Holdings, Inc.	12,348	147,727
Shimano, Inc.	5,293	1,018,009
Yamaha Corp.	9,568	450,150

		2,728,311

Life Sciences Tools & Services—0.4%
Agilent Technologies, Inc.	11,735	1,037,022
Bio-Rad Laboratories, Inc. - Class A (a)	825	372,479
Eurofins Scientific SE (a) (b)	941	589,917
Illumina, Inc. (a) (b)	5,619	2,080,997
IQVIA Holdings, Inc. (a)	6,921	981,951

Life Sciences Tools & Services—(Continued)
Lonza Group AG	5,314	2,802,041
Mettler-Toledo International, Inc. (a) (b)	989	796,689
PerkinElmer, Inc. (b)	4,190	410,997
QIAGEN NV (a)	16,471	709,214
Sartorius Stedim Biotech	1,973	498,012
Thermo Fisher Scientific, Inc.	15,330	5,554,672
Waters Corp. (a)	2,490	449,196

		16,283,187

Machinery—1.1%
Alfa Laval AB (a)	22,449	491,727
Alstom S.A.	13,706	636,616
Amada Co., Ltd.	23,641	193,231
Andritz AG (a)	5,194	188,895
Atlas Copco AB - A Shares	47,919	2,026,307
Atlas Copco AB - B Shares	27,845	1,028,240
Caterpillar, Inc.	21,085	2,667,253
CNH Industrial NV (a)	73,022	510,120
Cummins, Inc. (b)	5,795	1,004,042
Daifuku Co., Ltd.	7,227	631,404
Deere & Co. (b)	12,015	1,888,157
Dover Corp.	5,500	531,080
Epiroc AB - Class A	47,026	585,118
Epiroc AB - Class B	27,828	339,875
FANUC Corp.	13,831	2,471,498
Flowserve Corp. (b)	4,980	142,030
Fortive Corp. (b)	11,230	759,822
GEA Group AG	10,947	345,480
Hino Motors, Ltd.	20,500	138,489
Hitachi Construction Machinery Co., Ltd.	7,675	212,284
Hoshizaki Corp.	3,617	309,933
IDEX Corp. (b)	2,921	461,635
Illinois Tool Works, Inc.	11,200	1,958,320
Ingersoll Rand, Inc. (a) (b)	9,851	277,010
Kawasaki Heavy Industries, Ltd.	10,134	145,808
KION Group AG	4,634	284,480
Knorr-Bremse AG	3,450	349,072
Komatsu, Ltd.	62,462	1,277,020
Kone Oyj - Class B	24,254	1,666,656
Kubota Corp.	74,035	1,104,115
Kurita Water Industries, Ltd.	7,048	195,548
Makita Corp.	15,985	580,527
Metso Oyj	7,510	245,763
Minebea Mitsumi, Inc.	25,904	469,663
MISUMI Group, Inc.	20,256	506,079
Mitsubishi Heavy Industries, Ltd.	22,870	539,516
Miura Co., Ltd.	6,258	260,212
Nabtesco Corp.	8,036	247,543
NGK Insulators, Ltd.	18,699	258,193
NSK, Ltd.	25,569	189,615
Otis Worldwide Corp.	15,476	879,965
PACCAR, Inc.	13,195	987,646
Parker-Hannifin Corp.	4,935	904,437
Pentair plc	6,373	242,110
Sandvik AB (a)	80,561	1,502,598
Schindler Holding AG	1,435	337,667

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Schindler Holding AG (Participation Certificate)	2,905	$682,991
SKF AB - B Shares	27,163	503,976
SMC Corp.	4,086	2,085,496
Snap-on, Inc. (b)	2,110	292,256
Spirax-Sarco Engineering plc	5,256	648,916
Stanley Black & Decker, Inc.	5,740	800,041
Sumitomo Heavy Industries, Ltd.	7,893	171,776
Techtronic Industries Co., Ltd.	97,941	955,486
THK Co., Ltd.	8,596	212,601
Volvo AB - B Shares (a)	106,098	1,658,470
Wartsila Oyj Abp	31,668	261,404
Westinghouse Air Brake Technologies Corp.	6,877	395,909
Xylem, Inc.	6,840	444,326
Yangzijiang Shipbuilding Holdings, Ltd.	184,332	123,157
Yaskawa Electric Corp.	17,127	592,194

		42,801,798

Marine—0.0%
AP Moller - Maersk A/S - Class A	230	249,453
AP Moller - Maersk A/S - Class B	466	542,477
Kuehne & Nagel International AG (a)	3,853	639,359
Nippon Yusen KK	10,921	153,660

		1,584,949

Media—0.4%
Altice Europe NV - Class A (a)	44,443	171,115
Charter Communications, Inc. - Class A (a) (b)	6,057	3,089,312
Comcast Corp. - Class A	173,204	6,751,492
CyberAgent, Inc.	7,217	354,040
Dentsu Group, Inc.	15,435	366,122
Discovery, Inc. - Class A (a) (b)	5,950	125,545
Discovery, Inc. - Class C (a)	12,765	245,854
DISH Network Corp. - Class A (a)	9,689	334,367
Fox Corp. - Class A	13,519	362,580
Fox Corp. - Class B	6,141	164,825
Hakuhodo DY Holdings, Inc.	16,661	198,000
Informa plc	107,190	623,667
Interpublic Group of Cos., Inc. (The) (b)	14,725	252,681
ITV plc	258,526	238,892
JCDecaux S.A. (a)	6,074	112,816
News Corp. - Class A (b)	14,821	175,777
News Corp. - Class B	4,556	54,444
Omnicom Group, Inc. (b)	8,285	452,361
Pearson plc (b)	54,784	391,603
Publicis Groupe S.A.	15,441	499,157
Schibsted ASA - B Shares (a)	6,994	165,700
SES S.A.	27,363	186,680
Telenet Group Holding NV	3,270	134,467
ViacomCBS, Inc. - Class B (b)	20,568	479,646
WPP plc	88,301	689,086

		16,620,229

Metals & Mining—0.7%
Anglo American plc	87,647	2,025,959
Antofagasta plc	28,140	326,346
ArcelorMittal S.A. (a)	51,152	537,104

Metals & Mining—(Continued)
BHP Group plc	150,716	3,094,150
BHP Group, Ltd.	210,215	5,216,860
BlueScope Steel, Ltd.	36,074	292,580
Boliden AB	19,517	443,288
Evolution Mining, Ltd.	115,544	461,922
Evraz plc	36,262	129,282
Fortescue Metals Group, Ltd.	120,842	1,159,505
Freeport-McMoRan, Inc.	55,300	639,821
Glencore plc (a)	713,114	1,509,413
Hitachi Metals, Ltd.	15,303	182,194
JFE Holdings, Inc.	35,076	251,233
Maruichi Steel Tube, Ltd.	4,024	99,952
Mitsubishi Materials Corp.	7,975	168,306
Newcrest Mining, Ltd.	57,651	1,285,344
Newmont Corp.	31,291	1,931,906
Nippon Steel Corp.	57,642	542,107
Norsk Hydro ASA (a)	95,968	265,452
Northern Star Resources, Ltd.	52,809	502,664
Nucor Corp. (b)	11,540	477,871
Rio Tinto plc	80,042	4,503,960
Rio Tinto, Ltd.	26,489	1,796,173
South32, Ltd.	349,643	495,090
Sumitomo Metal Mining Co., Ltd.	16,601	463,529
ThyssenKrupp AG (a)	28,875	204,204
voestalpine AG	8,281	177,916

		29,184,131

Multi-Utilities—0.5%
AGL Energy, Ltd.	45,599	537,797
Ameren Corp.	9,360	658,570
CenterPoint Energy, Inc. (b)	19,100	356,597
CMS Energy Corp.	10,755	628,307
Consolidated Edison, Inc.	12,645	909,555
Dominion Energy, Inc. (b)	31,401	2,549,133
DTE Energy Co. (b)	7,330	787,975
E.ON SE	160,211	1,801,213
Engie S.A. (a)	130,335	1,608,766
National Grid plc	250,349	3,065,578
NiSource, Inc. (b)	14,250	324,045
Public Service Enterprise Group, Inc.	19,270	947,313
RWE AG	41,674	1,457,917
Sempra Energy	10,720	1,256,706
Suez S.A.	24,661	288,747
Veolia Environnement S.A.	38,455	863,728
WEC Energy Group, Inc.	12,029	1,054,342

		19,096,289

Multiline Retail—0.2%
Dollar General Corp.	9,730	1,853,662
Dollar Tree, Inc. (a)	9,013	835,325
Isetan Mitsukoshi Holdings, Ltd.	24,019	137,720
Kohl’s Corp. (b)	5,925	123,062
Marui Group Co., Ltd.	13,566	244,988
Next plc	9,487	574,475
Pan Pacific International Holdings Corp.	29,396	644,676
Ryohin Keikaku Co., Ltd.	17,030	241,014

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—(Continued)
Target Corp.	19,290	$2,313,450
Wesfarmers, Ltd.	80,910	2,513,040

		9,481,412

Oil, Gas & Consumable Fuels—1.4%
Ampol, Ltd.	17,819	361,981
Apache Corp. (b)	14,295	192,983
BP plc	1,445,268	5,492,628
Cabot Oil & Gas Corp.	15,490	266,118
Chevron Corp. (e)	72,100	6,433,483
Concho Resources, Inc.	7,605	391,658
ConocoPhillips	41,820	1,757,276
Devon Energy Corp.	14,720	166,925
Diamondback Energy, Inc. (b)	6,150	257,193
ENEOS Holdings, Inc.	218,986	775,909
Eni S.p.A.	181,534	1,728,615
EOG Resources, Inc. (b)	22,190	1,124,145
Equinor ASA	71,473	1,016,436
Exxon Mobil Corp. (e)	161,448	7,219,955
Galp Energia SGPS S.A.	35,769	413,186
Hess Corp.	9,870	511,365
HollyFrontier Corp. (b)	5,667	165,476
Idemitsu Kosan Co., Ltd.	14,004	297,106
Inpex Corp.	73,045	452,219
Kinder Morgan, Inc.	74,330	1,127,586
Koninklijke Vopak NV	5,017	265,137
Lundin Energy AB	13,262	319,124
Marathon Oil Corp. (b)	30,480	186,538
Marathon Petroleum Corp.	24,777	926,164
Neste Oyj	30,189	1,179,022
Noble Energy, Inc.	18,200	163,072
Occidental Petroleum Corp. (b)	34,055	623,206
Oil Search, Ltd.	140,808	310,080
OMV AG	10,509	350,870
ONEOK, Inc. (b)	15,767	523,780
Origin Energy, Ltd.	125,679	509,112
Phillips 66	16,940	1,217,986
Pioneer Natural Resources Co.	6,265	612,090
Repsol S.A.	100,577	877,778
Royal Dutch Shell plc - A Shares	293,711	4,673,617
Royal Dutch Shell plc - B Shares	265,749	4,021,349
Santos, Ltd.	126,351	464,581
Total S.A. (b)	176,386	6,718,471
Valero Energy Corp.	15,615	918,474
Washington H Soul Pattinson & Co., Ltd.	7,687	104,238
Williams Cos., Inc. (The)	46,181	878,363
Woodside Petroleum, Ltd.	67,241	1,010,545

		57,005,840

Paper & Forest Products—0.1%
Mondi plc	34,648	647,426
OJI Holdings Corp.	61,528	285,831
Stora Enso Oyj - R Shares	41,513	495,053
Svenska Cellulosa AB SCA - Class B (a)	43,234	513,409
UPM-Kymmene Oyj	38,087	1,099,115

		3,040,834

Personal Products—0.6%
Beiersdorf AG	7,193	816,081
Coty, Inc. - Class A (b)	11,219	50,149
Estee Lauder Cos., Inc. (The) - Class A	8,520	1,607,554
Kao Corp.	34,395	2,722,959
Kobayashi Pharmaceutical Co., Ltd.	3,513	308,626
Kose Corp.	2,378	285,899
L’Oreal S.A. (a)	17,922	5,745,614
Pola Orbis Holdings, Inc.	6,540	113,767
Shiseido Co., Ltd.	28,543	1,809,628
Unilever NV	104,236	5,528,192
Unilever plc	83,386	4,495,969

		23,484,438

Pharmaceuticals—3.4%
Astellas Pharma, Inc.	132,856	2,211,605
AstraZeneca plc	93,637	9,761,346
Bayer AG	70,105	5,145,676
Bristol-Myers Squibb Co.	89,475	5,261,130
Chugai Pharmaceutical Co., Ltd.	47,925	2,561,930
Daiichi Sankyo Co., Ltd.	40,475	3,305,458
Eisai Co., Ltd.	17,988	1,425,832
Eli Lilly and Co.	32,210	5,288,238
GlaxoSmithKline plc	357,969	7,253,147
H Lundbeck A/S	4,973	186,907
Hikma Pharmaceuticals plc	10,375	285,168
Hisamitsu Pharmaceutical Co., Inc.	3,646	196,473
Ipsen S.A.	2,691	228,501
Johnson & Johnson (e)	100,420	14,122,065
Kyowa Kirin Co., Ltd.	19,267	505,515
Merck & Co., Inc. (e)	97,135	7,511,449
Merck KGaA	9,222	1,069,102
Mylan NV (a)	19,685	316,535
Nippon Shinyaku Co., Ltd.	3,258	264,924
Novartis AG	153,299	13,320,251
Novo Nordisk A/S - Class B	126,266	8,170,822
Ono Pharmaceutical Co., Ltd.	26,391	767,645
Orion Oyj - Class B	7,503	362,744
Otsuka Holdings Co., Ltd.	27,864	1,214,423
Perrigo Co. plc	5,153	284,806
Pfizer, Inc.	211,166	6,905,128
Recordati S.p.A.	7,461	372,259
Roche Holding AG	50,134	17,357,972
Sanofi	80,526	8,192,636
Santen Pharmaceutical Co., Ltd.	25,688	472,209
Shionogi & Co., Ltd.	19,214	1,202,785
Sumitomo Dainippon Pharma Co., Ltd.	12,777	176,630
Taisho Pharmaceutical Holdings Co., Ltd.	2,430	148,717
Takeda Pharmaceutical Co., Ltd.	112,488	4,014,771
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	77,990	961,617
UCB S.A.	9,021	1,044,170
Vifor Pharma AG	3,246	487,760
Zoetis, Inc.	18,140	2,485,906

		134,844,252

Professional Services—0.5%
Adecco Group AG	11,073	518,812

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Bureau Veritas S.A. (a)	20,962	$441,652
Equifax, Inc.	4,615	793,226
Experian plc	64,813	2,260,620
IHS Markit, Ltd.	15,260	1,152,130
Intertek Group plc	11,516	775,225
Nielsen Holdings plc (b)	13,533	201,100
Nihon M&A Center, Inc.	10,665	481,753
Persol Holdings Co., Ltd.	12,668	174,005
Randstad NV (b)	8,502	378,265
Recruit Holdings Co., Ltd.	90,767	3,102,788
RELX plc	137,970	3,193,354
Robert Half International, Inc. (b)	4,420	233,509
SGS S.A.	431	1,051,689
Teleperformance SE	4,190	1,062,264
Verisk Analytics, Inc. (b)	6,301	1,072,430
Wolters Kluwer NV	19,482	1,519,797

		18,412,619

Real Estate Management & Development—1.2%
ADO Properties S.A. (144A) (a)	4,898	133,229
Aeon Mall Co., Ltd.	20,622	273,579
Allreal Holding AG	1,532	303,141
Amot Investments, Ltd.	15,300	69,408
Aroundtown S.A. (a)	217,472	1,244,753
Atrium Ljungberg AB - B Shares	5,150	72,446
Azrieli Group, Ltd.	7,128	322,861
CA Immobilien Anlagen AG	7,732	257,333
Capital & Counties Properties plc	82,353	148,873
CapitaLand, Ltd. (a)	464,734	976,100
Castellum AB	30,320	565,740
Catena AB	2,850	112,147
CBRE Group, Inc. - Class A (a)	12,715	574,972
City Developments, Ltd.	85,089	515,576
Citycon Oyj (b)	8,610	59,827
CK Asset Holdings, Ltd.	486,879	2,895,211
Daito Trust Construction Co., Ltd.	4,587	421,454
Daiwa House Industry Co., Ltd.	40,411	953,119
Deutsche Euroshop AG (a)	5,700	80,355
Deutsche Wohnen SE	64,865	2,909,886
Dios Fastigheter AB	9,422	62,913
Entra ASA (144A)	18,768	239,861
Fabege AB	29,650	346,090
Fastighets AB Balder - B Shares (a)	10,900	414,773
Grainger plc	74,393	263,394
Grand City Properties S.A. (b)	12,450	287,153
Hang Lung Properties, Ltd.	372,235	882,439
Helical plc	11,204	42,868
Henderson Land Development Co., Ltd.	103,644	392,490
Hiag Immobilien Holding AG (a)	300	29,182
Hongkong Land Holdings, Ltd.	213,609	884,142
Hufvudstaden AB - A Shares	12,300	152,659
Hulic Co., Ltd.	62,444	591,437
Hysan Development Co., Ltd.	68,889	222,114
Intershop Holding AG	150	89,717
Kennedy-Wilson Holdings, Inc. (b)	13,627	207,403
Kerry Properties, Ltd.	46,770	120,835

Real Estate Management & Development—(Continued)
Klovern AB - B Shares	56,951	89,886
Kojamo Oyj	20,255	427,451
Kungsleden AB	21,206	157,740
LEG Immobilien AG	12,724	1,614,284
Lend Lease Group	47,198	405,056
Mitsubishi Estate Co., Ltd.	212,442	3,159,122
Mitsui Fudosan Co., Ltd.	170,419	3,019,677
Mobimo Holding AG (a)	726	209,832
New World Development Co., Ltd.	272,037	1,293,023
Nomura Real Estate Holdings, Inc.	20,944	388,799
Nyfosa AB (a)	19,724	134,164
Phoenix Spree Deutschland, Ltd.	9,277	33,964
PSP Swiss Property AG	4,809	541,070
Samhallsbyggnadsbolaget i Norden AB	105,656	269,246
Sino Land Co., Ltd.	595,050	749,234
Sirius Real Estate, Ltd.	107,302	101,191
Sumitomo Realty & Development Co., Ltd.	66,466	1,827,643
Sun Hung Kai Properties, Ltd.	252,915	3,223,198
Swire Pacific, Ltd. - Class A	35,527	187,919
Swire Properties, Ltd.	201,999	512,980
Swiss Prime Site AG	13,837	1,278,155
TAG Immobilien AG	14,200	338,278
TLG Immobilien AG	1,467	28,710
Tokyo Tatemono Co., Ltd.	22,265	255,541
Tokyu Fudosan Holdings Corp.	43,661	204,307
UOL Group, Ltd.	88,457	432,341
Vonovia SE	97,788	5,990,183
Wallenstam AB - B Shares	18,300	211,655
Wharf Real Estate Investment Co., Ltd. (b)	262,308	1,251,840
Wheelock & Co., Ltd. (c) (d)	51,271	405,511
Wihlborgs Fastigheter AB	14,900	243,557

		47,105,037

Road & Rail—0.5%
Aurizon Holdings, Ltd.	139,363	474,494
Central Japan Railway Co.	10,290	1,592,867
CSX Corp.	29,670	2,069,186
East Japan Railway Co.	21,575	1,495,144
Hankyu Hanshin Holdings, Inc.	16,330	551,964
J.B. Hunt Transport Services, Inc. (b)	3,196	384,607
Kansas City Southern	3,790	565,809
Keikyu Corp.	15,742	240,965
Keio Corp.	7,338	419,107
Keisei Electric Railway Co., Ltd.	9,227	288,865
Kintetsu Group Holdings Co., Ltd.	12,245	549,983
Kyushu Railway Co.	10,663	276,643
MTR Corp., Ltd.	109,859	568,229
Nagoya Railroad Co., Ltd.	13,334	376,395
Nippon Express Co., Ltd.	5,244	271,427
Norfolk Southern Corp.	9,940	1,745,166
Odakyu Electric Railway Co., Ltd.	21,036	517,052
Old Dominion Freight Line, Inc. (b)	3,703	627,992
Seibu Holdings, Inc.	15,420	167,435
Tobu Railway Co., Ltd.	13,635	450,635
Tokyu Corp.	35,672	501,809
Union Pacific Corp.	26,490	4,478,664

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Road & Rail—(Continued)
West Japan Railway Co.	11,605	$650,725

		19,265,163

Semiconductors & Semiconductor Equipment—1.7%
Advanced Micro Devices, Inc. (a)	44,578	2,345,249
Advantest Corp.	14,241	808,901
Analog Devices, Inc.	14,002	1,717,205
Applied Materials, Inc.	35,160	2,125,422
ASM Pacific Technology, Ltd.	21,884	231,295
ASML Holding NV	30,374	11,134,447
Broadcom, Inc. (b)	15,159	4,784,332
Disco Corp.	2,052	496,838
Infineon Technologies AG	89,265	2,086,417
Intel Corp. (e)	165,970	9,929,985
KLA Corp. (b)	5,970	1,161,046
Lam Research Corp.	5,547	1,794,233
Lasertec Corp.	5,382	507,495
Maxim Integrated Products, Inc.	10,261	621,919
Microchip Technology, Inc. (b)	9,030	950,949
Micron Technology, Inc. (a)	42,170	2,172,598
NVIDIA Corp.	23,370	8,878,497
Qorvo, Inc. (a)	4,423	488,874
QUALCOMM, Inc.	43,568	3,973,837
Renesas Electronics Corp. (a)	54,921	281,025
Rohm Co., Ltd.	6,279	416,117
Skyworks Solutions, Inc.	6,471	827,382
STMicroelectronics NV	45,515	1,234,740
SUMCO Corp.	18,835	288,347
Texas Instruments, Inc.	35,630	4,523,941
Tokyo Electron, Ltd.	10,657	2,615,358
Xilinx, Inc.	9,580	942,576

		67,339,025

Software—2.8%
Adobe, Inc. (a)	18,520	8,061,941
ANSYS, Inc. (a)	3,287	958,917
Autodesk, Inc. (a)	8,365	2,000,824
AVEVA Group plc	4,610	233,386
Cadence Design Systems, Inc. (a)	10,636	1,020,631
Check Point Software Technologies, Ltd. (a) (b)	8,306	892,314
Citrix Systems, Inc.	4,320	638,971
CyberArk Software, Ltd. (a) (b)	2,703	268,327
Dassault Systemes SE	9,381	1,616,756
Fortinet, Inc. (a) (b)	5,382	738,787
Intuit, Inc.	9,995	2,960,419
Microsoft Corp. (e)	291,187	59,259,466
Nemetschek SE	4,121	282,750
Nice, Ltd. (a)	4,433	837,394
NortonLifeLock, Inc.	21,800	432,294
Oracle Corp. (e)	82,663	4,568,784
Oracle Corp. Japan	2,743	323,662
Paycom Software, Inc. (a)	1,880	582,292
Sage Group plc (The)	77,893	647,742
Salesforce.com, Inc. (a)	33,866	6,344,118
SAP SE	74,515	10,372,153
ServiceNow, Inc. (a)	7,184	2,909,951

Software—(Continued)
Synopsys, Inc. (a)	5,772	1,125,540
TeamViewer AG (144A) (a)	9,276	506,083
Temenos AG	4,672	724,375
Trend Micro, Inc.	9,525	531,948
Tyler Technologies, Inc. (a)	1,535	532,461
WiseTech Global, Ltd.	10,223	136,728

		109,509,014

Specialty Retail—0.8%
ABC-Mart, Inc.	2,356	137,841
Advance Auto Parts, Inc. (b)	2,670	380,341
AutoZone, Inc. (a)	985	1,111,198
Best Buy Co., Inc.	8,595	750,086
CarMax, Inc. (a) (b)	6,250	559,687
Fast Retailing Co., Ltd.	4,163	2,383,553
Gap, Inc. (The) (b)	8,040	101,465
Hennes & Mauritz AB - B Shares	57,328	828,945
Hikari Tsushin, Inc.	1,494	340,243
Home Depot, Inc. (The)	41,670	10,438,752
Industria de Diseno Textil S.A	77,841	2,058,058
JD Sports Fashion plc	31,252	240,634
Kingfisher plc	150,578	411,395
L Brands, Inc. (b)	8,790	131,586
Lowe’s Cos., Inc.	29,270	3,954,962
Nitori Holdings Co., Ltd.	5,716	1,119,509
O’Reilly Automotive, Inc. (a)	2,865	1,208,085
Ross Stores, Inc.	13,780	1,174,607
Shimamura Co., Ltd.	1,580	106,948
Tiffany & Co. (b)	4,070	496,296
TJX Cos., Inc. (The)	46,200	2,335,872
Tractor Supply Co. (b)	4,485	591,078
Ulta Beauty, Inc. (a) (b)	2,229	453,423
USS Co., Ltd.	15,647	249,977
Yamada Denki Co., Ltd.	51,726	256,591

		31,821,132

Technology Hardware, Storage & Peripherals—1.6%
Apple, Inc. (e)	157,298	57,382,311
Brother Industries, Ltd.	15,905	286,599
Canon, Inc. (b)	71,382	1,420,144
FUJIFILM Holdings Corp.	25,706	1,099,926
Hewlett Packard Enterprise Co.	49,310	479,786
HP, Inc.	56,510	984,969
Logitech International S.A. (b)	11,735	765,171
NetApp, Inc. (b)	8,670	384,688
Ricoh Co., Ltd.	47,841	341,391
Seagate Technology plc (b)	8,760	424,072
Seiko Epson Corp.	19,962	228,414
Western Digital Corp.	11,324	499,955
Xerox Holdings Corp. (a)	7,015	107,259

		64,404,685

Textiles, Apparel & Luxury Goods—0.8%
Adidas AG (a)	13,586	3,554,364
Burberry Group plc	28,877	571,437
Cie Financiere Richemont S.A.	37,249	2,371,979

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
EssilorLuxottica S.A. (a)	20,294	$2,601,069
Hanesbrands, Inc. (b)	13,722	154,921
Hermes International	2,260	1,886,247
Kering S.A.	5,406	2,936,374
LVMH Moet Hennessy Louis Vuitton SE	19,821	8,681,573
Moncler S.p.A. (a)	13,824	527,837
NIKE, Inc. - Class B	47,480	4,655,414
Pandora A/S	7,135	387,336
Puma SE (a)	5,919	456,447
PVH Corp. (b)	2,808	134,924
Ralph Lauren Corp.	1,895	137,425
Swatch Group AG (The)	3,754	146,592
Swatch Group AG (The) - Bearer Shares	2,064	411,249
Tapestry, Inc.	10,450	138,776
Under Armour, Inc. - Class A (a) (b)	7,172	69,855
Under Armour, Inc. - Class C (a) (b)	7,356	65,027
VF Corp.	12,500	761,750

		30,650,596

Tobacco—0.4%
Altria Group, Inc.	71,225	2,795,581
British American Tobacco plc	163,691	6,289,245
Imperial Brands plc	67,535	1,286,079
Japan Tobacco, Inc.	85,631	1,588,784
Philip Morris International, Inc. (e)	59,305	4,154,908
Swedish Match AB	12,127	851,495

		16,966,092

Trading Companies & Distributors—0.4%
AerCap Holdings NV (a)	9,394	289,335
Ashtead Group plc	32,170	1,081,436
Brenntag AG	11,025	578,779
Bunzl plc	24,033	644,344
Fastenal Co. (b)	21,800	933,912
Ferguson plc	16,083	1,315,669
ITOCHU Corp.	96,132	2,070,216
Marubeni Corp.	117,818	532,934
Mitsubishi Corp.	96,447	2,030,499
Mitsui & Co., Ltd.	118,139	1,746,920
MonotaRO Co., Ltd.	8,942	358,155
Sumitomo Corp.	84,806	971,170
Toyota Tsusho Corp.	15,159	383,902
United Rentals, Inc. (a) (b)	2,800	417,312
WW Grainger, Inc. (b)	1,720	540,355

		13,894,938

Transportation Infrastructure—0.1%
Aena SME S.A. (144A) (a)	4,816	641,144
Aeroports de Paris	2,118	217,147
Atlantia S.p.A. (a)	35,356	567,056
Auckland International Airport, Ltd.	86,715	366,875
Fraport AG Frankfurt Airport Services Worldwide (a)	2,969	129,370
Getlink SE (a)	31,398	452,509
Japan Airport Terminal Co., Ltd.	3,616	154,011

Transportation Infrastructure—(Continued)
Kamigumi Co., Ltd.	7,007	137,423
Sydney Airport	79,017	309,814
Transurban Group	195,170	1,905,852

		4,881,201

Water Utilities—0.0%
American Water Works Co., Inc.	6,876	884,666
Severn Trent plc	16,980	520,971
United Utilities Group plc	48,659	548,113

		1,953,750

Wireless Telecommunication Services—0.5%
KDDI Corp.	117,655	3,527,633
NTT DoCoMo, Inc.	83,300	2,222,148
Softbank Corp.	136,643	1,739,237
SoftBank Group Corp.	111,846	5,635,672
T-Mobile U.S., Inc. (a)	21,987	2,289,946
Tele2 AB - B Shares	35,635	471,983
Vodafone Group plc	1,910,384	3,046,222

		18,932,841

Total Common Stocks (Cost $1,566,825,098)		2,066,681,417

U.S. Treasury & Government Agencies—29.8%

Federal Agencies—1.2%
Federal Home Loan Bank 2.500%, 02/13/24	2,345,000	2,531,762
Federal Home Loan Mortgage Corp.
2.375%, 01/13/22	8,925,000	9,221,555
2.750%, 06/19/23	9,954,000	10,688,938
6.250%, 07/15/32 (b)	2,480,000	3,895,477
Federal National Mortgage Association
2.875%, 10/30/20 (b)	4,977,000	5,021,519
2.875%, 09/12/23	9,034,000	9,790,248
6.625%, 11/15/30	1,650,000	2,551,907
7.250%, 05/15/30	1,941,000	3,078,960

		46,780,366

U.S. Treasury—28.6%
U.S. Treasury Bonds
1.250%, 05/15/50	1,885,000	1,809,674
2.000%, 02/15/50 (b)	4,430,000	5,070,620
2.250%, 08/15/46	21,188,000	25,118,539
2.250%, 08/15/49	4,420,000	5,312,978
2.375%, 11/15/49	4,905,000	6,055,184
2.500%, 02/15/45	5,830,000	7,188,891
2.750%, 08/15/42	5,415,000	6,940,719
2.750%, 08/15/47 (b)	2,445,700	3,194,027
2.875%, 05/15/43	5,779,000	7,547,916
2.875%, 08/15/45	31,698,000	41,768,306
2.875%, 05/15/49	3,925,000	5,307,029
3.000%, 05/15/45	1,395,000	1,872,406

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 02/15/47	3,410,000	$4,643,328
3.000%, 05/15/47	3,783,000	5,153,746
3.000%, 02/15/48	2,120,000	2,901,005
3.000%, 08/15/48	9,960,600	13,690,378
3.000%, 02/15/49	2,920,500	4,029,720
3.125%, 11/15/41	7,070,000	9,573,222
3.125%, 02/15/42	5,645,000	7,660,221
3.125%, 02/15/43	8,504,100	11,527,042
3.625%, 08/15/43	26,548,000	38,766,302
3.750%, 08/15/41	8,025,000	11,821,201
3.750%, 11/15/43 (b)	519,000	772,195
4.375%, 05/15/41	7,495,000	11,917,343
4.500%, 08/15/39	318,000	506,353
5.250%, 11/15/28	4,209,000	5,826,012
5.500%, 08/15/28	5,990,000	8,355,348
6.000%, 02/15/26 (g)	33,774,000	44,386,424
6.125%, 11/15/27	7,239,000	10,207,273
6.250%, 08/15/23	4,620,000	5,494,191
6.250%, 05/15/30	885,000	1,363,453
6.375%, 08/15/27	2,790,000	3,946,215
6.875%, 08/15/25	2,640,000	3,522,853
U.S. Treasury Notes
0.250%, 06/30/25	7,156,000	7,142,505
0.375%, 04/30/25 (b)	11,960,000	12,014,194
0.500%, 03/31/25 (b)	2,362,000	2,387,096
0.625%, 05/15/30 (b)	6,120,000	6,101,353
1.125%, 09/30/21	7,998,000	8,092,351
1.250%, 10/31/21	21,327,200	21,632,945
1.250%, 08/31/24	9,254,000	9,642,596
1.375%, 05/31/21	6,338,000	6,406,827
1.375%, 08/31/23 (b)	8,951,000	9,288,411
1.500%, 09/30/24	6,882,000	7,248,682
1.500%, 10/31/24 (b)	8,465,000	8,922,970
1.500%, 11/30/24	17,311,700	18,263,167
1.500%, 02/15/30 (b)	6,669,000	7,208,512
1.625%, 11/15/22 (g)	48,926,000	50,609,742
1.625%, 02/15/26	11,320,000	12,110,631
1.625%, 08/15/29 (b)	10,034,000	10,946,467
1.750%, 03/31/22	6,370,000	6,545,673
1.750%, 05/15/22	8,447,000	8,697,110
1.750%, 05/31/22 (b)	6,444,000	6,638,327
1.750%, 06/30/22	5,502,000	5,675,442
1.750%, 05/15/23 (b)	58,767,000	61,413,810
1.750%, 07/31/24	6,767,000	7,185,708
1.750%, 11/15/29 (b)	12,100,200	13,357,959
1.875%, 11/30/21	17,953,100	18,385,798
1.875%, 08/31/22	11,326,000	11,743,646
1.875%, 10/31/22	8,498,000	8,835,264
2.000%, 02/15/22 (g)	63,530,600	65,411,702
2.000%, 07/31/22	6,273,500	6,512,922
2.000%, 11/30/22	8,542,000	8,917,715
2.000%, 02/15/23	24,592,200	25,764,172
2.000%, 05/31/24 (b)	15,820,000	16,918,130
2.000%, 02/15/25 (b)	24,920,600	26,907,434
2.000%, 08/15/25	17,740,000	19,260,373

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.000%, 11/15/26	4,620,000	5,073,157
2.125%, 05/31/21	10,812,000	11,005,856
2.125%, 08/15/21	19,150,000	19,565,914
2.125%, 12/31/22	8,530,000	8,944,838
2.125%, 11/30/23	22,408,000	23,879,400
2.125%, 03/31/24 (b)	6,646,000	7,120,825
2.125%, 05/15/25 (b)	47,369,000	51,576,699
2.250%, 04/30/24	7,735,000	8,335,973
2.250%, 11/15/24	16,668,500	18,121,134
2.250%, 11/15/25	9,607,000	10,584,587
2.250%, 02/15/27	10,237,000	11,435,449
2.250%, 08/15/27 (b)	5,941,000	6,672,950
2.250%, 11/15/27	15,786,000	17,778,366
2.375%, 08/15/24	2,028,700	2,207,162
2.375%, 05/15/27	6,780,500	7,652,695
2.375%, 05/15/29	13,350,900	15,406,730
2.500%, 01/31/24	4,224,100	4,569,783
2.625%, 02/15/29 (b)	9,095,000	10,656,782
2.750%, 11/15/23	25,091,500	27,243,880
2.750%, 02/15/28	2,396,000	2,794,803
2.875%, 05/15/28	4,159,000	4,907,945
3.125%, 11/15/28	10,546,600	12,749,851

		1,127,724,527

Total U.S. Treasury & Government Agencies (Cost $1,050,407,781)		1,174,504,893

Foreign Government—11.8%

Sovereign—11.8%
Australia Government Bonds
2.500%, 05/21/30 (AUD)	1,985,000	1,580,381
3.000%, 03/21/47 (AUD)	305,000	267,856
3.250%, 04/21/29 (AUD)	1,346,000	1,121,952
3.750%, 04/21/37 (AUD)	1,486,000	1,391,372
4.750%, 04/21/27 (AUD)	7,847,000	6,916,866
5.750%, 05/15/21 (AUD)	2,345,000	1,695,651
Austria Government Bonds
0.750%, 10/20/26 (144A) (EUR)	3,060,000	3,701,541
3.150%, 06/20/44 (144A) (EUR)	1,960,000	3,722,867
3.400%, 11/22/22 (144A) (EUR)	1,740,000	2,143,419
4.150%, 03/15/37 (144A) (EUR)	145,000	273,693
Belgium Government Bonds
0.900%, 06/22/29 (144A) (EUR)	1,300,000	1,607,010
1.600%, 06/22/47 (144A) (EUR)	1,319,400	1,864,639
2.600%, 06/22/24 (144A) (EUR)	2,327,195	2,944,822
4.250%, 09/28/21 (144A) (EUR)	900,000	1,072,196
4.250%, 03/28/41 (144A) (EUR)	1,455,000	2,879,837
5.000%, 03/28/35 (144A) (EUR)	355,000	681,314
5.500%, 03/28/28 (EUR)	3,175,800	5,187,401
Bundesrepublik Deutschland
0.500%, 02/15/26 (EUR)	10,332,518	12,406,507
1.500%, 05/15/24 (EUR)	1,965,000	2,400,889
2.000%, 01/04/22 (EUR)	1,505,000	1,760,696
2.000%, 08/15/23 (EUR)	681,529	831,780

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Bundesrepublik Deutschland
1.250%, 08/15/48 (EUR)	1,229,000	$1,880,568
2.500%, 01/04/21 (EUR)	3,907,753	4,462,334
2.500%, 07/04/44 (EUR)	2,486,600	4,568,986
3.250%, 07/04/42 (EUR)	387,500	767,198
4.250%, 07/04/39 (EUR)	1,677,500	3,516,079
5.500%, 01/04/31 (EUR)	4,481,600	8,267,846
Canadian Government Bonds
1.500%, 06/01/26 (CAD)	3,802,000	2,984,581
2.750%, 06/01/22 (CAD)	1,870,000	1,442,721
3.500%, 12/01/45 (CAD)	1,500,000	1,730,326
4.000%, 06/01/41 (CAD)	975,000	1,135,039
5.750%, 06/01/29 (CAD)	1,069,000	1,147,994
Denmark Government Bonds
1.500%, 11/15/23 (DKK)	13,692,600	2,209,396
4.500%, 11/15/39 (DKK)	4,060,000	1,155,433
Finland Government Bonds
0.500%, 04/15/26 (144A) (EUR)	2,841,000	3,374,456
1.375%, 04/15/47 (144A) (EUR)	234,000	344,754
3.500%, 04/15/21 (144A) (EUR)	1,500,000	1,738,925
French Republic Government Bond OAT
Zero Coupon, 05/25/21 (EUR)	9,287,929	10,488,432
Zero Coupon, 05/25/22 (EUR)	1,450,000	1,648,079
0.500%, 05/25/26 (EUR)	5,972,399	7,095,879
1.000%, 11/25/25 (EUR)	9,476,406	11,518,493
1.250%, 05/25/36 (144A) (EUR)	2,719,800	3,570,242
2.250%, 05/25/24 (EUR)	2,032,800	2,538,956
2.500%, 05/25/30 (EUR)	9,411,800	13,402,316
3.250%, 05/25/45 (EUR)	6,947,900	12,908,564
4.000%, 04/25/60 (EUR)	156,000	381,491
Ireland Government Bonds
2.000%, 02/18/45 (EUR)	448,000	679,635
5.400%, 03/13/25 (EUR)	3,555,800	5,096,005
Italy Buoni Poliennali Del Tesoro
1.350%, 04/15/22 (EUR)	1,304,000	1,497,954
2.200%, 06/01/27 (EUR)	5,305,000	6,454,907
3.750%, 09/01/24 (EUR)	13,007,000	16,527,738
3.850%, 09/01/49 (144A) (EUR)	2,725,000	4,135,848
5.000%, 08/01/39 (144A) (EUR)	4,588,000	7,698,419
5.250%, 11/01/29 (EUR)	8,662,200	13,206,605
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	789,563
Japan Government Ten Year Bonds
0.100%, 09/20/26 (JPY)	2,292,500,000	21,494,828
0.100%, 12/20/29 (JPY)	767,550,000	7,162,189
0.500%, 12/20/24 (JPY)	380,650,000	3,622,300
0.800%, 09/20/22 (JPY)	1,390,000,000	13,142,918
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	265,100,000	2,331,628
0.500%, 09/20/46 (JPY)	1,511,600,000	13,883,621
1.800%, 09/20/43 (JPY)	796,250,000	9,509,205
1.900%, 09/20/42 (JPY)	494,400,000	5,966,912
2.300%, 03/20/40 (JPY)	554,550,000	6,961,060
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,082,900,000	10,332,957

Sovereign—(Continued)
Japan Government Twenty Year Bonds
1.500%, 03/20/33 (JPY)	230,600,000	$2,493,854
1.700%, 12/20/31 (JPY)	698,700,000	7,640,500
1.700%, 09/20/32 (JPY)	182,400,000	2,006,341
1.700%, 09/20/33 (JPY)	418,500,000	4,638,945
2.100%, 06/20/29 (JPY)	555,050,000	6,114,572
2.100%, 12/20/29 (JPY)	555,900,000	6,160,438
2.500%, 12/21/20 (JPY)	1,513,200,000	14,190,095
Mexican Bonos
6.500%, 06/10/21 (MXN)	43,260,000	1,912,290
10.000%, 11/20/36 (MXN)	40,732,100	2,393,739
Netherlands Government Bonds
2.250%, 07/15/22 (144A) (EUR)	2,130,000	2,535,532
2.750%, 01/15/47 (144A) (EUR)	174,000	337,766
3.750%, 01/15/42 (144A) (EUR)	1,396,600	2,860,903
5.500%, 01/15/28 (EUR)	3,570,500	5,840,278
Norway Government Bond 3.000%, 03/14/24 (144A) (NOK)	10,370,000	1,186,916
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	2,247,906
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	3,378,000	2,634,106
2.250%, 06/01/21 (SGD)	865,000	631,685
Spain Government Bonds
0.350%, 07/30/23 (EUR)	2,380,000	2,726,819
1.000%, 10/31/50 (144A) (EUR)	576,000	603,581
1.950%, 04/30/26 (144A) (EUR)	10,275,000	12,873,245
1.950%, 07/30/30 (144A) (EUR)	2,407,000	3,110,503
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,838,583
4.200%, 01/31/37 (144A) (EUR)	1,045,000	1,784,827
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,337,017
4.700%, 07/30/41 (144A) (EUR)	2,112,000	4,013,150
4.850%, 10/31/20 (144A) (EUR)	8,313,000	9,504,908
6.000%, 01/31/29 (EUR)	3,371,400	5,617,824
Sweden Government Bonds
1.000%, 11/12/26 (SEK)	15,990,000	1,852,505
1.500%, 11/13/23 (144A) (SEK)	3,330,000	379,566
Switzerland Government Bond 4.000%, 02/11/23 (CHF)	415,000	492,025
United Kingdom Gilt
0.625%, 06/07/25 (GBP)	2,535,000	3,246,269
1.750%, 09/07/22 (GBP)	2,345,178	3,022,241
1.750%, 01/22/49 (GBP)	881,000	1,408,359
2.250%, 09/07/23 (GBP)	1,170,000	1,556,803
3.250%, 01/22/44 (GBP)	2,592,900	5,042,622
4.250%, 12/07/46 (GBP)	8,873,100	20,639,314
6.000%, 12/07/28 (GBP)	3,478,400	6,442,545

Total Foreign Government (Cost $450,431,367)		464,544,641

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—3.6%

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—3.6%
Vanguard Global ex-U.S. Real Estate ETF (b)	1,551,462	$72,391,217
Vanguard Real Estate ETF (b)	911,555	71,584,414

Total Mutual Funds (Cost $138,731,769)		143,975,631

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	4,058	196,389
Porsche Automobil Holding SE	10,926	626,170
Volkswagen AG	13,243	2,002,714

		2,825,273

Chemicals—0.0%
FUCHS Petrolub SE	4,959	198,933

Health Care Equipment & Supplies—0.0%
Sartorius AG	2,538	833,800

Household Products—0.0%
Henkel AG & Co. KGaA	12,713	1,181,866

Total Preferred Stocks (Cost $5,390,373)		5,039,872

Rights—0.0%

Diversified Telecommunication Services—0.0%
Telefonica S.A., Expires 07/06/20 (a) (b)	333,458	65,600

Engineering & Construction—0.0%
ACS Actividades de Construccion y Servicios S.A., Expires 07/10/20 (a)	18,231	28,440

Oil, Gas & Consumable Fuels—0.0%
Repsol S.A., Expires 07/09/20 (a)	100,577	48,962

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (a)	12,060	2,026

Total Rights (Cost $161,226)		145,028

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $13,636,859; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $13,909,640.	13,636,859	13,636,859

Total Short-Term Investments (Cost $13,636,859)		13,636,859

Securities Lending Reinvestments (h)—11.4%
Security Description	Principal Amount*	Value

Certificates of Deposit—2.5%
Agricultural Bank of China
0.520%, 09/01/20	3,000,000	3,000,303
0.700%, 08/06/20	3,000,000	3,000,732
Banco del Estado de Chile
0.230%, SOFR + 0.150%, 08/28/20 (i)	2,000,000	1,998,788
0.475%, 1M LIBOR + 0.300%, 07/06/20 (i)	2,000,000	2,000,028
Bank of Montreal (Chicago) 0.330%, SOFR + 0.250%, 07/10/20 (i)	3,000,000	3,001,014
Bank of Nova Scotia
0.370%, FEDEFF PRV + 0.290%, 07/10/20 (i)	2,999,119	3,000,084
1.820%, 10/06/20	3,011,691	3,011,721
Barclays Bank plc 0.420%, 08/13/20	10,000,000	10,001,100
BNP Paribas S.A. New York 0.520%, 1M LIBOR + 0.340%, 10/09/20 (i)	3,000,000	3,001,527
Canadian Imperial Bank of Commerce 0.240%, FEDEFF PRV + 0.160%, 02/26/21 (i)	2,000,000	1,997,460
China Construction Bank Corp.
0.500%, 08/18/20	5,000,000	4,999,915
0.550%, 08/25/20	4,000,000	4,000,236
Cooperative Rabobank UA
0.240%, SOFR + 0.160%, 09/04/20 (i)	1,000,000	999,729
Credit Agricole S.A. 0.500%, FEDEFF PRV + 0.420%, 07/20/20 (i)	2,000,000	2,000,356
Credit Industriel et Commercial Zero Coupon, 09/01/20	1,997,018	1,998,880
Credit Suisse AG 0.540%, SOFR + 0.460%, 11/03/20 (i)	2,000,000	2,000,980
Industrial & Commercial Bank of China Corp. 0.550%, 09/15/20	5,000,000	4,999,870
Landesbank Hessen-Thueringen Girozentrale Zero Coupon, 08/19/20	4,995,149	4,998,150
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 09/09/20	4,995,404	4,996,800
0.410%, 09/21/20	3,000,000	3,000,390
MUFG Bank Ltd. 1.150%, 08/03/20	2,000,000	2,001,678
National Australia Bank, Ltd. 1.790%, 07/14/20	4,000,000	4,002,480
Royal Bank of Canada New York 0.370%, SOFR + 0.290%, 07/16/20 (i)	2,000,000	1,999,928
Societe Generale
0.478%, 3M LIBOR + 0.170%, 12/31/20 (i)	2,000,000	1,999,214
0.530%, FEDEFF PRV + 0.450%, 08/14/20 (i)	2,000,532	1,999,650
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	9,974,001	9,985,200
0.304%, 1M LIBOR + 0.120%, 07/28/20 (i)	4,000,000	4,000,096
Toronto-Dominion Bank
0.450%, FEDEFF PRV + 0.370%, 09/08/20 (i)	1,000,164	1,000,175
0.504%, 3M LIBOR + 0.070%, 02/16/21 (i)	5,000,000	5,015,804

		100,012,288

Commercial Paper—0.3%
Bank of China, Ltd. 0.550%, 08/19/20	4,993,125	4,996,815

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
ING Funding LLC 0.463%, 3M LIBOR + 0.150%, 09/14/20 (i)	2,000,000	$2,000,048
LMA S.A. & LMA Americas 0.950%, 10/06/20	994,353	999,134
Svenska Handelsbanken AB 0.277%, 1M LIBOR + 0.100%, 11/10/20 (i)	2,000,000	1,999,908

		9,995,905

Repurchase Agreements—1.7%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $9,275,984; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $9,461,494.	9,275,966	9,275,966
BMO Capital Markets Repurchase Agreement dated 06/30/20 at 0.280%, due on 07/01/20 with a maturity value of $10,000,078; collateralized by various Common Stock with an aggregate market value of $11,000,086.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $8,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $8,724,533.	8,000,000	8,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,600,010; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,632,008.	1,600,000	1,600,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $3,900,036; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $4,333,694.	3,900,000	3,900,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $12,000,070; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $13,273,305.	12,000,000	12,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $3,700,024; collateralized by various Common Stock with an aggregate market value of $4,111,786.	3,700,000	3,700,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,000,152; collateralized by various Common Stock with an aggregate market value of $3,334,004.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $10,800,504; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $12,001,151.	10,800,000	10,800,000

		65,275,966

Time Deposit—0.1%
DBS Bank, Ltd. 0.420%, 08/11/20	2,000,000	2,000,000

Mutual Funds—6.8%
BlackRock Liquidity Funds, Institutional Shares 0.100% (j)	30,000,000	30,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (j)	15,600,000	15,600,000
Fidelity Government Portfolio, Institutional Class 0.100% (j)	20,000,000	20,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (j)	60,000,000	60,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (j)	30,000,000	30,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (j)	20,000,000	20,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (j)	40,000,000	40,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (j)	15,000,000	15,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (j)	30,924,594	30,924,594
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (j)	5,000,000	5,000,000

		266,524,594

Total Securities Lending Reinvestments (Cost $443,768,238)		443,808,753

Total Investments—109.4% (Cost $3,669,352,711)		4,312,337,094
Other assets and liabilities (net)—(9.4)%		(370,458,090)

Net Assets—100.0%		$3,941,879,004

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $427,814,015 and the collateral received consisted of cash in the amount of $443,761,115 and non-cash collateral with a value of $3,560,130. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $189,311,047.
(f)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $91,711,367.
(h)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $101,226,989, which is 2.6% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	14,278,384	CBNA	09/14/20	USD	14,861,922	$241,373
CHF	8,529,932	JPMC	09/14/20	USD	8,933,456	89,279
JPY	137,693,147	CBNA	08/07/20	USD	1,279,239	(3,437)
JPY	38,435,874	SSBT	08/07/20	USD	357,693	(1,563)
ZAR	52,361,593	SSBT	07/17/20	USD	2,803,650	208,858

Contracts to Deliver
AUD	17,497,354	SSBT	08/13/20	USD	12,170,101	92,682
AUD	18,410,835	HSBC	09/14/20	USD	12,738,481	29,883
AUD	12,596,774	NWM	09/14/20	USD	8,734,981	39,703
CAD	11,466,621	GSBU	08/06/20	USD	8,268,140	(178,876)
CAD	5,181,666	NWM	09/14/20	USD	3,869,927	52,569
CHF	462,190	SSBT	08/28/20	USD	478,352	(10,289)
CHF	24,950,802	CBNA	09/14/20	USD	25,833,213	(559,084)
CHF	14,278,384	CBNA	09/14/20	USD	14,783,354	(319,942)
CHF	9,396,211	UBSA	09/14/20	USD	9,869,659	(69,404)
DKK	21,151,729	JPMC	07/15/20	USD	3,087,695	(102,190)
EUR	217,811,279	MSIP	08/06/20	USD	246,271,590	1,374,711
EUR	1,081,789	MSIP	08/06/20	USD	1,219,340	3,027
EUR	1,406,633	UBSA	08/06/20	USD	1,589,464	7,912
EUR	4,184,217	JPMC	09/14/20	USD	4,552,545	(156,069)
EUR	21,785,768	MSIP	09/14/20	USD	24,772,263	256,141
EUR	35,192,784	SCB	09/14/20	USD	40,182,835	579,430
EUR	27,090,602	UBSA	09/14/20	USD	30,783,593	297,795
GBP	33,897,254	CBNA	07/17/20	USD	41,460,002	(546,076)
GBP	11,864,662	BOA	09/14/20	USD	14,955,917	248,072
GBP	3,957,272	BOA	09/14/20	USD	5,044,259	138,688
GBP	18,380,067	JPMC	09/14/20	USD	23,241,135	456,569
JPY	15,143,940,161	MSIP	08/07/20	USD	139,110,715	(1,206,118)
JPY	4,520,364,663	BOA	09/14/20	USD	41,525,310	(380,438)
JPY	1,035,267,759	GSBU	09/14/20	USD	9,629,708	32,325
JPY	3,782,420,672	SSBT	09/14/20	USD	35,427,371	362,685
MXN	84,990,335	GSBU	08/07/20	USD	3,797,925	117,959
NOK	10,219,551	SSBT	07/15/20	USD	1,006,624	(55,171)
NZD	5,716,128	BBH	09/14/20	USD	3,699,890	11,501
PLN	7,189,934	SSBT	07/29/20	USD	1,710,708	(106,786)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SEK	18,964,440	SSBT	07/15/20	USD	1,948,913	$(86,595)
SEK	52,058,104	JPMC	09/14/20	USD	5,676,579	84,839
SEK	71,443,989	SSBT	09/14/20	USD	7,743,551	69,506
SGD	4,103,792	MSIP	08/27/20	USD	2,899,796	(45,338)
ZAR	45,269,404	SSBT	07/17/20	USD	2,442,560	(161,915)

Net Unrealized Appreciation						$806,216

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/20	242	AUD	36,006,786	$323,726
Japanese Government 10 Year Bond Futures	09/14/20	35	JPY	5,318,250,000	1,099
MSCI EAFE Index Mini Futures	09/18/20	2,878	USD	255,911,760	583,278
MSCI Singapore Index Futures	07/29/20	2,716	SGD	80,352,860	99,425
OMX Stockholm 30 Index Futures	07/17/20	271	SEK	45,155,375	(3,766)
Russell 2000 Index E-Mini Futures	09/18/20	1,190	USD	85,537,200	4,988,811
S&P Midcap 400 Index E-Mini Futures	09/18/20	466	USD	82,906,060	2,984,425
U.S. Treasury Note 10 Year Futures	09/21/20	1	USD	139,172	358
United Kingdom Long Gilt Bond Futures	09/28/20	89	GBP	12,249,960	(21,813)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	09/21/20	(77)	CAD	(11,844,140)	(14,205)
Euro Stoxx 50 Index Futures	09/18/20	(8,517)	EUR	(274,502,910)	(3,919,278)
Euro-Bund Futures	09/08/20	(510)	EUR	(90,025,200)	(861,505)
FTSE 100 Index Futures	09/18/20	(1,389)	GBP	(85,388,775)	769,488
Hang Seng Index Futures	07/30/20	(248)	HKD	(300,662,800)	323,841
S&P 500 Index E-Mini Futures	09/18/20	(2,400)	USD	(370,824,000)	(10,518,637)
SPI 200 Index Futures	09/17/20	(595)	AUD	(87,643,500)	(329,828)
TOPIX Index Futures	09/10/20	(949)	JPY	(14,790,165,000)	6,282,253

Net Unrealized Appreciation					$687,672

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	0.703%	Semi-Annually	06/25/30	USD	990,750,000	$6,128,086	$—	$6,128,086

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.34.V1	5.000%	Quarterly	06/20/25	5.298%	USD	73,520,500	$(535,575)	$(4,995,484)	$4,459,909

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,344,977	$9,272,154	$—	$26,617,131
Air Freight & Logistics	5,140,896	5,264,792	—	10,405,688
Airlines	1,878,020	899,643	—	2,777,663
Auto Components	1,034,212	7,861,437	—	8,895,649
Automobiles	2,115,657	23,615,886	—	25,731,543
Banks	36,683,434	70,963,887	0	107,647,321
Beverages	16,973,129	18,849,881	—	35,823,010
Biotechnology	25,537,311	8,927,095	—	34,464,406
Building Products	4,160,571	9,202,526	—	13,363,097
Capital Markets	26,687,262	26,133,196	—	52,820,458
Chemicals	17,587,944	33,191,033	—	50,778,977
Commercial Services & Supplies	3,957,056	4,349,615	—	8,306,671
Communications Equipment	9,503,174	3,690,263	—	13,193,437
Construction & Engineering	647,974	8,435,570	—	9,083,544
Construction Materials	1,083,289	4,919,064	—	6,002,353
Consumer Finance	4,618,599	108,545	—	4,727,144
Containers & Packaging	3,215,520	538,169	—	3,753,689
Distributors	784,343	102,223	—	886,566
Diversified Consumer Services	105,029	137,684	—	242,713
Diversified Financial Services	13,325,772	6,574,287	—	19,900,059
Diversified Telecommunication Services	17,671,033	19,242,403	—	36,913,436
Electric Utilities	18,479,568	21,359,620	—	39,839,188
Electrical Equipment	4,536,901	15,477,210	—	20,014,111
Electronic Equipment, Instruments & Components	5,194,681	17,288,830	—	22,483,511
Energy Equipment & Services	2,076,193	217,228	—	2,293,421
Entertainment	19,832,698	7,421,024	—	27,253,722
Equity Real Estate Investment Trusts	112,607,524	47,844,456	—	160,451,980
Food & Staples Retailing	14,921,157	14,778,946	—	29,700,103
Food Products	10,985,140	36,710,449	—	47,695,589
Gas Utilities	454,583	4,881,882	—	5,336,465
Health Care Equipment & Supplies	36,920,649	20,273,986	—	57,194,635
Health Care Providers & Services	28,195,181	5,414,884	0	33,610,065
Health Care Technology	819,858	1,338,600	—	2,158,458
Hotels, Restaurants & Leisure	15,392,968	11,886,809	—	27,279,777
Household Durables	3,726,538	12,512,067	—	16,238,605
Household Products	17,393,529	8,556,820	—	25,950,349
Independent Power and Renewable Electricity Producers	366,380	932,954	—	1,299,334
Industrial Conglomerates	11,190,129	11,638,632	—	22,828,761
Insurance	18,997,406	46,874,109	—	65,871,515
Interactive Media & Services	54,179,061	3,072,336	—	57,251,397
Internet & Direct Marketing Retail	49,132,462	7,549,119	—	56,681,581
IT Services	57,227,591	14,394,941	—	71,622,532
Leisure Products	363,133	2,365,178	—	2,728,311
Life Sciences Tools & Services	11,684,003	4,599,184	—	16,283,187
Machinery	14,636,039	28,165,759	—	42,801,798
Marine	—	1,584,949	—	1,584,949
Media	12,488,884	4,131,345	—	16,620,229
Metals & Mining	3,049,598	26,134,533	—	29,184,131
Multi-Utilities	9,472,543	9,623,746	—	19,096,289
Multiline Retail	5,125,499	4,355,913	—	9,481,412
Oil, Gas & Consumable Fuels	25,663,836	31,342,004	—	57,005,840
Paper & Forest Products	—	3,040,834	—	3,040,834
Personal Products	1,657,703	21,826,735	—	23,484,438
Pharmaceuticals	43,136,874	91,707,378	—	134,844,252
Professional Services	3,452,395	14,960,224	—	18,412,619

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-29

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Real Estate Management & Development	$782,375	$45,917,151	$405,511	$47,105,037
Road & Rail	9,871,424	9,393,739	—	19,265,163
Semiconductors & Semiconductor Equipment	47,238,045	20,100,980	—	67,339,025
Software	93,296,037	16,212,977	—	109,509,014
Specialty Retail	23,687,438	8,133,694	—	31,821,132
Technology Hardware, Storage & Peripherals	60,263,040	4,141,645	—	64,404,685
Textiles, Apparel & Luxury Goods	6,118,092	24,532,504	—	30,650,596
Tobacco	6,950,489	10,015,603	—	16,966,092
Trading Companies & Distributors	2,180,914	11,714,024	—	13,894,938
Transportation Infrastructure	—	4,881,201	—	4,881,201
Water Utilities	884,666	1,069,084	—	1,953,750
Wireless Telecommunication Services	2,289,946	16,642,895	—	18,932,841
Total Common Stocks	1,076,978,372	989,297,534	405,511	2,066,681,417
Total U.S. Treasury & Government Agencies*	—	1,174,504,893	—	1,174,504,893
Total Foreign Government*	—	464,544,641	—	464,544,641
Total Mutual Funds*	143,975,631	—	—	143,975,631
Total Preferred Stocks*	—	5,039,872	—	5,039,872
Total Rights*	145,028	—	—	145,028
Total Short-Term Investment*	—	13,636,859	—	13,636,859
Securities Lending Reinvestments
Certificates of Deposit	—	100,012,288	—	100,012,288
Commercial Paper	—	9,995,905	—	9,995,905
Repurchase Agreements	—	65,275,966	—	65,275,966
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	266,524,594	—	—	266,524,594
Total Securities Lending Reinvestments	266,524,594	177,284,159	—	443,808,753
Total Investments	$1,487,623,625	$2,824,307,958	$405,511	$4,312,337,094

Collateral for Securities Loaned (Liability)	$—	$(443,761,115)	$—	$(443,761,115)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,795,507	$—	$4,795,507
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,989,291)	—	(3,989,291)
Total Forward Contracts	$—	$806,216	$—	$806,216
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$16,356,704	$—	$—	$16,356,704
Futures Contracts (Unrealized Depreciation)	(15,669,032)	—	—	(15,669,032)
Total Futures Contracts	$687,672	$—	$—	$687,672
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$10,587,995	$—	$10,587,995

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $467,470 and transfers from Level 1 to Level 3 in the amount of $192,029 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-30

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$4,311,249,711
Affiliated investments at value (c)	1,087,383
Cash	7,422,971
Cash denominated in foreign currencies (d)	12,028,455
Cash collateral on centrally cleared swap contracts	49,474,975
Unrealized appreciation on forward foreign currency exchange contracts	4,795,507
Receivable for:
Investments sold	10,749,833
Fund shares sold	20,077
Dividends and interest	14,250,282

Total Assets	4,411,079,194
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	3,989,291
Collateral for securities loaned	443,761,115
Payables for:
Investments purchased	11,419,730
Fund shares redeemed	1,634,265
Variation margin on futures contracts	4,035,942
Variation margin on centrally cleared swap contracts	871,561
Accrued Expenses:
Management fees	1,942,086
Distribution and service fees	811,348
Deferred trustees’ fees	133,603
Other expenses	601,249

Total Liabilities	469,200,190

Net Assets	$3,941,879,004

Net Assets Consist of:
Paid in surplus	$3,233,940,094
Distributable earnings (Accumulated losses)	707,938,910

Net Assets	$3,941,879,004

Net Assets
Class B	$3,941,879,004
Capital Shares Outstanding*
Class B	349,774,022
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.27

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,668,231,950.
(b)	Includes securities loaned at value of $427,814,015.
(c)	Identified cost of affiliated investments was $1,120,761.
(d)	Identified cost of cash denominated in foreign currencies was $12,068,962.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$31,005,527
Dividends from affiliated investments	29,834
Interest	13,534,870
Securities lending income	401,047

Total investment income	44,971,278
Expenses
Management fees	12,383,001
Administration fees	103,452
Custodian and accounting fees	318,173
Distribution and service fees—Class B	5,055,986
Audit and tax services	50,856
Legal	27,640
Trustees’ fees and expenses	13,815
Shareholder reporting	93,613
Insurance	15,525
Miscellaneous	27,484

Total expenses	18,089,545
Less management fee waiver	(295,926)

Net expenses	17,793,619

Net Investment Income	27,177,659

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	69,376,346
Affiliated investments	56,621
Futures contracts	(118,058,569)
Swap contracts	114,376,118
Foreign currency transactions	932,981
Forward foreign currency transactions	2,180,077

Net realized gain	68,863,574

Net change in unrealized appreciation (depreciation) on:
Investments	(290,061,082)
Affiliated investments	(547,802)
Futures contracts	(7,368,033)
Swap contracts	11,464,625
Foreign currency transactions	(200,848)
Forward foreign currency transactions	10,611,192

Net change in unrealized depreciation	(276,101,948)

Net realized and unrealized loss	(207,238,374)

Net Decrease in Net Assets From Operations	$(180,060,715)

(a)	Net of foreign withholding taxes of $1,835,783.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-31

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$27,177,659	$69,072,118
Net realized gain	68,863,574	257,101,186
Net change in unrealized appreciation (depreciation)	(276,101,948)	396,026,744

Increase (decrease) in net assets from operations	(180,060,715)	722,200,048

From Distributions to Shareholders
Class B	(318,533,966)	(236,651,705)

Total distributions	(318,533,966)	(236,651,705)

Increase (decrease) in net assets from capital share transactions	69,829,217	(324,213,447)

Total increase (decrease) in net assets	(428,765,464)	161,334,896

Net Assets
Beginning of period	4,370,644,468	4,209,309,572

End of period	$3,941,879,004	$4,370,644,468

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	331,849	$3,991,254	343,336	$4,250,546
Reinvestments	28,238,827	318,533,966	19,786,932	236,651,705
Redemptions	(20,777,281)	(252,696,003)	(45,964,874)	(565,115,698)

Net increase (decrease)	7,793,395	$69,829,217	(25,834,606)	$(324,213,447)

Increase (decrease) derived from capital shares transactions		$69,829,217		$(324,213,447)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-32

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.78		$11.44	$12.56	$11.21	$11.11	$11.84

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.19	0.19	0.16	0.13	0.10
Net realized and unrealized gain (loss)	(0.61)		1.84	(1.06)	1.37	0.27	(0.01)

Total income (loss) from investment operations	(0.53)		2.03	(0.87)	1.53	0.40	0.09

Less Distributions
Distributions from net investment income	(0.22)		(0.44)	(0.20)	(0.18)	(0.18)	(0.40)
Distributions from net realized capital gains	(0.76)		(0.25)	(0.05)	0.00	(0.12)	(0.42)

Total distributions	(0.98)		(0.69)	(0.25)	(0.18)	(0.30)	(0.82)

Net Asset Value, End of Period	$11.27		$12.78	$11.44	$12.56	$11.21	$11.11

Total Return (%) (b)	(4.12	)(c)	18.07	(6.97)	13.62	3.60	0.58

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	(d)	0.89	0.89	0.89	0.89	0.89
Net ratio of expenses to average net assets (%) (e)	0.88	(d)	0.88	0.87	0.87	0.87	0.87
Ratio of net investment income to average net assets (%)	1.34	(d)	1.58	1.54	1.32	1.18	0.88
Portfolio turnover rate (%)	13	(c)	22	20	30	34	34
Net assets, end of period (in millions)	$3,941.9		$4,370.6	$4,209.3	$5,092.2	$4,923.8	$4,991.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-33

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is AB Global Dynamic Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AllianceBernstein Global Dynamic Allocation Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the AllianceBernstein Global Dynamic Allocation Portfolio, Ltd. which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary invests primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AllianceBernstein L.P. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $7,449,313 in the Subsidiary, representing 0.2% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-34

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-35

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

BHFTI-36

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $13,636,859. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $65,275,966. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-37

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(166,898,466)	$—	$—	$—	$(166,898,466)
Mutual Funds	(78,821,395)	—	—	—	(78,821,395)
Rights	(68,574)	—	—	—	(68,574)
U.S. Treasury & Government Agencies	(197,972,680)	—	—	—	(197,972,680)
Total Borrowings	$(443,761,115)	$—	$—	$—	$(443,761,115)
Gross amount of recognized liabilities for securities lending transactions					$(443,761,115)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity and interest rate futures were used for both hedging and investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-38

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating

BHFTI-39

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

BHFTI-40

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

BHFTI-41

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$6,128,086
	Unrealized appreciation on futures contracts (b) (c)	325,183	Unrealized depreciation on futures contracts (b) (c)	$897,523
Credit	Unrealized appreciation on centrally cleared swap contracts (a) (b)	4,459,909
Equity	Unrealized appreciation on futures contracts (b) (c)	16,031,521	Unrealized depreciation on futures contracts (b) (c)	14,771,509
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,795,507	Unrealized depreciation on forward foreign currency exchange contracts	3,989,291

Total		$31,740,206		$19,658,323

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$386,760	$(380,438)	$—	$6,322
Brown Brothers Harriman & Co.	11,501	—	—	11,501
Citibank N.A.	241,373	(241,373)	—	—
Goldman Sachs Bank USA	150,284	(150,284)	—	—
HSBC Bank USA	29,883	—	—	29,883
JPMorgan Chase Bank N.A.	630,687	(258,259)	—	372,428
Morgan Stanley & Co. International plc	1,633,879	(1,251,456)	—	382,423
NatWest Markets plc	92,272	—	—	92,272
Standard Chartered Bank	579,430	—	—	579,430
State Street Bank and Trust	733,731	(422,319)	—	311,412
UBS AG	305,707	(69,404)	—	236,303

	$4,795,507	$(2,773,533)	$—	$2,021,974

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$380,438	$(380,438)	$—	$—
Citibank N.A.	1,428,539	(241,373)	—	1,187,166
Goldman Sachs Bank USA	178,876	(150,284)	—	28,592
JPMorgan Chase Bank N.A.	258,259	(258,259)	—	—
Morgan Stanley & Co. International plc	1,251,456	(1,251,456)	—	—
State Street Bank and Trust	422,319	(422,319)	—	—
UBS AG	69,404	(69,404)	—	—

	$3,989,291	$(2,773,533)	$—	$1,215,758

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-42

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$—	$2,180,077	$2,180,077
Futures contracts	12,359,032	—	(130,417,601)	—	—	(118,058,569)
Swap contracts	120,457,392	(4,149,947)	—	(1,931,327)	—	114,376,118

	$132,816,424	$(4,149,947)	$(130,417,601)	$(1,931,327)	$2,180,077	$(1,502,374)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$—	$10,611,192	$10,611,192
Futures contracts	2,258,896	—	(9,626,929)	—	—	(7,368,033)
Swap contracts	7,004,716	4,459,909	—	—	—	11,464,625

	$9,263,612	$4,459,909	$(9,626,929)	$—	$10,611,192	$14,707,784

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,720,739,666
Futures contracts long	731,089,198
Futures contracts short	(1,079,186,623)
Swap contracts	1,078,645,292

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into

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Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s

BHFTI-44

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$131,842,506	$376,187,160	$121,101,691	$574,844,652

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$12,383,001	0.700%	First $250 million
	0.650%	$250 million to $500 million
	0.625%	$500 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadvisor is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.020%	$2 billion to $3.5 billion
0.030%	$3.5 billion to $5 billion
0.040%	Over $5 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

BHFTI-45

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain	Change in Unrealized Depreciation	Ending Value as of June 30, 2020	Income earned from affiliates during the period	Number of shares held at June 30, 2020
MetLife, Inc.	$1,869,325	$—	$(290,761)	$56,621	$(547,802)	$1,087,383	$29,834	29,775

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$3,686,270,292

Gross unrealized appreciation	936,700,320
Gross unrealized depreciation	(299,385,348)

Net unrealized appreciation (depreciation)	$637,314,972

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$151,165,186	$78,654,523	$85,486,519	$19,035,841	$236,651,705	$97,690,364

BHFTI-46

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$130,915,070	$185,369,863	$890,387,426	$—	$1,206,672,359

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

11. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-47

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-48

Brighthouse Funds Trust I

AB International Bond Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B shares of the AB International Bond Portfolio returned -1.58% and -1.81%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays Aggregate ex-U.S. (USD Hedged) Index1, returned 2.28%. The Portfolio’s Custom Benchmark2 returned 0.49% over the same period.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 has been overarchingly highlighted by the COVID-19 pandemic which has swept across the globe and has infected millions of people. The initial government response led to unprecedented nation-wide shutdowns globally and brought production and economies to nearly complete standstills. By the end of March activity bounced as governments relaxed restrictions on economic and social activity. Output was still well below “normal” at the end of the period, particularly as restrictions on some forms of business activity were still enforced.

As demand for oil collapsed during the lock down, oil prices plummeted in the end of March and throughout April. Oil prices have since rebounded above 40 dollars per barrel by the end of June. High yield securities came under significant pressure in the first quarter, and rallied back in the beginning in April, however high yield still had negative absolute returns for the period. Investment grade (“IG”) corporate bonds increased in absolute terms but lagged duration-matched U.S. Treasuries. Developed market sovereign bond rates moved lower and curves generally flattened with longer-dated debt yields coming down typically signaling lower longer-term economic growth potential in our view. U.S. Treasury yields fell significantly, with the yield on the 10-year note falling 1.26% to end June at 0.65%, only 0.51% higher than the 3-month T-bill. The U.S. dollar was mixed in the first six months of 2020 strengthening against most emerging markets currencies, as well as the British pound, Canadian dollar, and Australian dollar, while the U.S. dollar weakened against the Swiss franc, Japanese yen, and euro. In response to the pandemic the Federal Reserve (the “Fed”) cut rates by 1.50% in March and has maintained the key policy rate near zero with an upper bound of 0.25%. The 10-year German Bund yield moved further negative ending the quarter at -0.46% down 0.27% from the beginning of the year.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s objective is to maximize total return. The Portfolio invests, under normal circumstances, at least 80% of its net assets in fixed income securities. Under normal market conditions, the Portfolio invests significantly in fixed income securities of non-U.S. issuers. The Portfolio may invest in a broad range of fixed income securities across all fixed income sectors in both developed and emerging markets and may invest significantly in emerging markets. The average duration of the Portfolio normally varies within 70% to 130% of the duration of the custom benchmark (60% Bloomberg Barclays Global Aggregate ex-USD Index/40% JPM EMBI Global Diversified Index). The Portfolio may also use leverage.

The Portfolio posted negative absolute returns and underperformed its custom benchmark for the six-month period ending on June 30, 2020. During this period, sector allocation, as well as overall country and yield curve positioning were the primary detractors. Although duration positioning was positive this was more than offset by yield curve positioning primarily in the U.S. where we had a shorter than benchmark duration position across the long end of the curve where yields fell the most.

At the end of the period, the Portfolio held a longer than benchmark duration position. Within the global developed market allocation, the Portfolio was overweight duration in the U.S., the U.K., Spain, Austria and Finland. We were underweight duration in Japan, France, Germany, and Australia. Within sectors, the global allocation was underweight governments with a tilt toward risk assets, with allocations to U.S. securitized positions including collateralized mortgage obligations, commercial mortgage-backed securities, and collateralized loan obligations. Within the Portfolio’s emerging market allocation, we decreased duration exposure in two of our favorite positions by reducing overweights in Mexico and Russia as these markets rallied. In Asia, we remained underweight cash markets in Thailand and Malaysia and slightly overweight in Indonesia. In terms of country specifics, we had an increased overweight in Argentina sovereign credit, a position that we believe continued to be merited by valuations. Within the Portfolio’s currency positioning, we remained modestly underweight the U.S. dollar, with active

BHFTI-1

Brighthouse Funds Trust I

AB International Bond Portfolio

Managed by AllianceBernstein L.P.

Portfolio Manager Commentary*—(Continued)

positions in a basket of long/short positions in other currencies, favoring emerging market currencies over those from developed markets. Although we use primarily cash bonds within the Portfolio, we at times employ derivatives as they can provide efficient flexibility in implementing Portfolio strategies or views. The key strategies that can be implemented in either the cash bond markets or in the derivatives market and were implemented partially via derivatives during the period were duration/yield curve positioning, sector allocation, security selection, and currency. The derivatives performed as expected throughout the quarter.

Christian DiClementi

Scott A. DiMaggio

Matthew S. Sheridan

Portfolio Managers

AllianceBernstein L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays Global Aggregate ex-U.S. Index (USD Hedged) is a measure of global investment grade debt from 24 local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.

2 The Custom Benchmark is a blended index comprised of the Bloomberg Barclays Global Aggregate ex-U.S. Index (USD Hedged) (60%) and the JPMorgan EMBI Global Diversified Index (40%). The JPMorgan EMBI Global Diversified Index is comprised of USD- denominated emerging markets sovereign debt. It has a distinct distribution scheme which allows a more even distribution of weights among the countries in the index by only including a specified portion of those countries’ eligible current face amounts of debt outstanding.

BHFTI-2

Brighthouse Funds Trust I

AB International Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS GLOBAL AGGREGATE EX-USD INDEX & THE CUSTOM BENCHMARK

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	Since Inception[1]
AB International Bond Portfolio
Class A	-1.58	0.43	2.76
Class B	-1.81	0.20	2.56
Bloomberg Barclays Global Aggregate ex-USD Index	2.28	4.00	5.78
Custom Benchmark	0.49	2.86	5.23

1 Inception date of the Class A and Class B shares was 04/29/19. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Countries

% of Net Assets
United States	19.6
Japan	9.0
United Kingdom	5.4
Spain	3.6
Canada	3.3
Italy	3.3
France	3.2
Chile	2.9
Indonesia	2.6
Austria	2.3

BHFTI-3

Brighthouse Funds Trust I

AB International Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AB International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A	Actual	0.57%	$1,000.00	$984.20	$2.81
	Hypothetical*	0.57%	$1,000.00	$1,022.03	$2.87

Class B	Actual	0.82%	$1,000.00	$981.90	$4.04
	Hypothetical*	0.82%	$1,000.00	$1,020.79	$4.12

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—57.9% of Net Assets

Security Description	Principal Amount*	Value

Regional Government—0.3%
Kommuninvest I Sverige AB 1.000%, 10/02/24 (SEK)	27,350,000	$3,034,770

Sovereign—57.6%
Abu Dhabi Government International Bonds
3.125%, 09/30/49	365,000	380,056
3.125%, 09/30/49 (144A)	2,538,000	2,642,692
3.875%, 04/16/50 (144A)	1,514,000	1,787,655
Angolan Government International Bonds
8.000%, 11/26/29	1,375,000	1,127,500
8.250%, 05/09/28	1,180,000	967,600
9.125%, 11/26/49	383,000	309,464
9.125%, 11/26/49 (144A)	670,000	541,360
9.375%, 05/08/48	514,000	416,422
9.500%, 11/12/25	2,227,000	1,995,820
Argentine Republic Government International Bonds
3.875%, 01/15/22 (EUR) (a)	394,000	169,406
5.625%, 01/26/22 (a)	2,443,000	1,012,624
6.625%, 07/06/28 (a)	5,412,000	2,156,682
6.875%, 04/22/21 (a)	1,708,000	714,798
6.875%, 01/26/27 (a)	11,162,000	4,487,124
6.875%, 01/11/48 (a)	6,992,000	2,723,384
7.500%, 04/22/26 (a)	1,999,000	809,595
8.280%, 12/31/33 (a)	3,706,988	1,682,973
Australia Government Bond 3.000%, 03/21/47 (AUD)	5,015,000	4,404,247
Bahrain Government International Bonds
5.625%, 09/30/31	215,000	217,096
5.625%, 09/30/31 (144A)	2,374,000	2,397,146
6.000%, 09/19/44	3,946,000	3,894,544
7.000%, 10/12/28	1,187,000	1,321,888
7.375%, 05/14/30 (144A) (b)	712,000	809,330
Brazilian Government International Bonds
2.875%, 06/06/25 (b)	2,694,000	2,660,325
3.875%, 06/12/30 (b)	982,000	946,943
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/50 (EUR)	475,000	535,162
4.250%, 07/04/39 (EUR)	1,785,000	3,741,402
4.750%, 07/04/34 (EUR)	1,775,000	3,461,453
Canada Housing Trust 1.800%, 12/15/24 (144A) (CAD)	6,595,000	5,102,867
Canadian Government Bonds
1.250%, 03/01/25 (CAD)	7,985,000	6,125,029
2.250%, 06/01/29 (CAD)	13,185,000	11,204,434
Chile Government International Bond 1.625%, 01/30/25 (EUR)	709,000	833,402
Colombia Government International Bonds
3.125%, 04/15/31 (b)	2,136,000	2,117,865
3.875%, 04/25/27	3,711,000	3,915,142
5.000%, 06/15/45 (b)	1,296,000	1,454,760
Costa Rica Government International Bond 7.000%, 04/04/44	872,000	715,912
Dominican Republic International Bonds
5.875%, 04/18/24	3,215,000	3,295,375
5.875%, 01/30/60 (144A)	746,000	638,576
5.950%, 01/25/27	3,061,000	3,079,366

Sovereign—(Continued)
Dominican Republic International Bonds
6.400%, 06/05/49	255,000	232,688
6.500%, 02/15/48	3,974,000	3,660,054
6.850%, 01/27/45	829,000	792,524
7.450%, 04/30/44	150,000	154,125
Ecuador Government International Bonds
7.775%, 01/23/28 (a)	5,176,000	2,122,212
7.875%, 03/27/25 (a)	618,000	274,238
7.950%, 06/20/24 (a)	1,861,000	911,909
8.875%, 10/23/27 (a)	2,779,000	1,167,180
9.500%, 03/27/30 (a)	893,000	379,525
9.625%, 06/02/27 (a)	590,000	249,281
9.650%, 12/13/26 (a)	1,179,000	504,034
10.650%, 01/31/29 (a)	515,000	211,923
10.750%, 03/28/22 (a)	1,264,000	613,040
Egypt Government International Bonds
5.625%, 04/16/30 (EUR)	1,145,000	1,157,766
7.500%, 01/31/27	1,320,000	1,381,618
8.500%, 01/31/47	4,152,000	4,048,200
8.500%, 01/31/47 (144A)	402,000	391,950
8.875%, 05/29/50 (144A) (b)	1,385,000	1,366,524
El Salvador Government International Bonds
5.875%, 01/30/25	560,000	491,400
7.125%, 01/20/50	1,557,000	1,262,727
7.125%, 01/20/50 (144A)	552,000	447,672
7.650%, 06/15/35	364,000	315,770
7.750%, 01/24/23	3,015,000	2,814,502
European Financial Stability Facility 0.125%, 10/17/23 (EUR)	2,615,000	3,001,811
Finland Government Bonds
0.500%, 09/15/27 (144A) (EUR)	1,949,000	2,333,191
0.500%, 09/15/29 (144A) (EUR)	5,210,000	6,265,866
0.875%, 09/15/25 (144A) (EUR)	4,420,000	5,332,707
French Republic Government Bonds OAT
1.000%, 05/25/27 (EUR)	11,455,000	14,105,924
1.250%, 05/25/34 (EUR)	1,681,900	2,196,487
Gabon Government International Bond 6.950%, 06/16/25	3,395,000	3,180,145
Ghana Government International Bonds
7.625%, 05/16/29	490,000	461,286
7.875%, 02/11/35 (144A)	1,374,000	1,243,470
8.125%, 03/26/32	650,000	610,025
8.750%, 03/11/61 (144A)	233,000	210,399
8.950%, 03/26/51	1,985,000	1,812,801
Guatemala Government Bonds
4.500%, 05/03/26	3,270,000	3,399,165
5.375%, 04/24/32 (144A)	200,000	220,900
6.125%, 06/01/50	1,657,000	1,916,320
6.125%, 06/01/50 (144A)	355,000	410,558
Honduras Government International Bonds
5.625%, 06/24/30 (144A) (b)	586,000	596,255
7.500%, 03/15/24	3,575,000	3,862,823
Indonesia Government International Bonds
2.850%, 02/14/30	1,163,000	1,187,216
4.125%, 01/15/25	5,170,000	5,612,690

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Ireland Government Bond 1.000%, 05/15/26 (EUR)	3,145,000	$3,807,669
Israel Government International Bonds
3.875%, 07/03/50	977,000	1,159,074
4.500%, 04/03/20	1,021,000	1,317,090
Italy Buoni Poliennali Del Tesoro
1.200%, 04/01/22 (EUR)	1,530,000	1,752,330
1.850%, 05/15/24 (EUR)	15,440,000	18,266,771
1.850%, 07/01/25 (144A) (EUR)	220,000	260,853
2.450%, 09/01/33 (144A) (EUR)	3,060,000	3,808,371
2.450%, 09/01/50 (144A) (EUR)	2,213,000	2,610,481
3.250%, 09/01/46 (144A) (EUR)	213,000	291,431
3.350%, 03/01/35 (144A) (EUR)	2,154,000	2,948,187
3.850%, 09/01/49 (144A) (EUR)	221,000	335,421
Ivory Coast Government International Bonds
5.375%, 07/23/24	3,183,000	3,183,064
5.875%, 10/17/31 (EUR)	310,000	326,503
5.875%, 10/17/31 (144A) (EUR)	1,350,000	1,421,868
6.625%, 03/22/48 (EUR)	401,000	407,408
Jamaica Government International Bonds
7.625%, 07/09/25	3,530,000	3,953,635
7.875%, 07/28/45	2,278,000	2,782,577
Japan Government Ten Year Bonds
0.100%, 12/20/29 (JPY)	1,478,350,000	13,794,830
0.100%, 03/20/30 (JPY)	1,341,600,000	12,513,689
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	893,350,000	7,857,260
0.500%, 03/20/49 (JPY)	50,150,000	454,970
Japan Government Twenty Year Bonds
0.300%, 06/20/39 (JPY)	90,750,000	825,361
0.500%, 09/20/36 (JPY)	4,234,100,000	40,401,490
Japan Treasury Bill Zero Coupon, 09/07/20 (JPY)	908,500,000	8,416,610
Kazakhstan Government International Bond 5.125%, 07/21/25	2,039,000	2,362,765
Kenya Government International Bond 6.875%, 06/24/24	3,800,000	3,854,682
Kingdom of Belgium Government Bonds
Zero Coupon, 10/22/27 (144A) (EUR)	3,335,000	3,828,306
1.450%, 06/22/37 (144A) (EUR)	2,803,000	3,770,500
Korea Treasury Bond
1.375%, 12/10/29 (KRW)	7,723,210,000	6,412,235
1.500%, 03/10/25 (KRW)	10,438,290,000	8,828,756
Lebanon Government International Bonds
6.000%, 01/27/23 (a)	6,653,000	1,147,643
6.200%, 02/26/25 (a)	461,000	78,370
6.650%, 11/03/28 (a)	2,006,000	341,822
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	8,253,000	2,154,192
Mexican Bonos 8.000%, 11/07/47 (MXN)	23,110,000	1,126,568
Mexico Government International Bond 5.000%, 04/27/51	1,334,000	1,437,385
Mongolia Government International Bond 5.625%, 05/01/23	1,921,000	1,918,599

Sovereign—(Continued)
Netherlands Government Bond 0.250%, 07/15/29 (144A) (EUR)	2,530,000	3,005,156
Nigeria Government International Bonds
6.500%, 11/28/27	384,000	364,032
7.625%, 11/28/47	2,451,000	2,182,959
Oman Government International Bonds
4.750%, 06/15/26	2,543,000	2,348,817
6.000%, 08/01/29 (144A)	454,000	422,256
Panama Government International Bonds
3.160%, 01/23/30	2,580,000	2,777,370
4.500%, 05/15/47	1,155,000	1,414,875
4.500%, 04/16/50	1,912,000	2,338,376
4.500%, 04/01/56	1,453,000	1,777,760
8.875%, 09/30/27	3,275,000	4,650,533
Paraguay Government International Bonds
4.950%, 04/28/31 (144A)	1,260,000	1,404,900
5.400%, 03/30/50 (144A)	359,000	415,543
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	619,322
Peruvian Government International Bonds
2.392%, 01/23/26	1,362,000	1,414,437
2.783%, 01/23/31 (b)	3,457,000	3,686,890
Philippine Government International Bond 3.700%, 02/02/42	1,626,000	1,858,074
Portugal Obrigacoes do Tesouro OT 2.125%, 10/17/28 (144A) (EUR)	3,070,000	3,963,135
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	5,431,000	6,721,949
4.500%, 04/23/28	3,018,000	3,556,532
4.817%, 03/14/49	980,000	1,287,945
5.103%, 04/23/48	2,151,000	2,923,385
Republic of Austria Government Bonds
0.500%, 04/20/27 (144A) (EUR)	3,515,000	4,197,097
0.500%, 02/20/29 (144A) (EUR)	5,200,000	6,243,767
0.750%, 10/20/26 (144A) (EUR)	3,755,000	4,542,251
0.750%, 02/20/28 (144A) (EUR)	3,865,000	4,712,005
2.400%, 05/23/34 (144A) (EUR)	638,000	958,352
Republic of Azerbaijan International Bond 4.750%, 03/18/24	1,847,000	1,966,242
Republic of South Africa Government International Bonds
4.300%, 10/12/28	860,000	797,100
5.000%, 10/12/46	316,000	258,911
5.650%, 09/27/47	1,854,000	1,609,124
5.750%, 09/30/49	4,869,000	4,224,432
Republic of South Africa Government Bond
8.000%, 01/31/30 (ZAR)	180,751,908	9,622,137
Russian Foreign Bond - Eurobonds
4.750%, 05/27/26	4,000,000	4,554,816
5.250%, 06/23/47	5,600,000	7,392,000
5.625%, 04/04/42	200,000	271,260
5.875%, 09/16/43	400,000	561,760
Saudi Government International Bonds
3.250%, 10/22/30 (144A)	1,469,000	1,574,797
4.375%, 04/16/29	1,020,000	1,184,832
4.625%, 10/04/47	946,000	1,102,998
5.000%, 04/17/49	1,150,000	1,421,308
5.250%, 01/16/50	2,472,000	3,176,105

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Senegal Government International Bonds
6.250%, 07/30/24	1,202,000	$1,259,095
6.250%, 05/23/33	707,000	719,429
6.750%, 03/13/48	2,511,000	2,422,487
Spain Government Bonds
1.200%, 10/31/40 (144A) (EUR)	2,675,000	3,080,195
1.250%, 10/31/30 (144A) (EUR)	2,270,000	2,751,974
1.400%, 04/30/28 (144A) (EUR)	3,145,000	3,860,034
2.350%, 07/30/33 (144A) (EUR)	4,445,000	6,046,442
4.200%, 01/31/37 (144A) (EUR)	905,000	1,545,712
4.400%, 10/31/23 (144A) (EUR)	8,890,000	11,562,339
Sri Lanka Government International Bonds
6.850%, 11/03/25	4,920,000	3,271,924
7.850%, 03/14/29	756,000	492,396
Thailand Government Bond 2.875%, 12/17/28 (THB)	92,220,000	3,384,315
Trinidad & Tobago Government International Bond 4.500%, 06/26/30 (144A)	874,000	857,613
Turkey Government International Bond 4.875%, 04/16/43	6,931,000	5,342,068
Ukraine Government International Bonds
Zero Coupon, 05/31/40 (c)	2,130,000	1,959,600
6.750%, 06/20/26 (144A) (EUR)	442,000	504,036
7.375%, 09/25/32	5,199,000	5,217,061
7.750%, 09/01/24	5,093,000	5,304,410
7.750%, 09/01/26	1,945,000	2,023,594
9.750%, 11/01/28	320,000	364,440
Ukraine Government Bond
16.750%, 06/02/21 (UAH)	44,806,000	1,769,172
United Kingdom Gilt
1.500%, 07/22/47 (GBP)	2,759,000	4,149,305
1.750%, 09/07/37 (GBP)	7,288,590	10,823,647
1.750%, 01/22/49 (GBP)	10,276,278	16,427,564
4.500%, 12/07/42 (GBP)	1,630,000	3,665,805
Uruguay Government International Bonds
4.375%, 01/23/31	676,097	790,195
4.975%, 04/20/55	1,232,005	1,578,519
5.100%, 06/18/50	755,000	973,958
Zambia Government International Bond 8.970%, 07/30/27	1,720,000	891,166

		552,411,121

Total Foreign Government (Cost $558,686,803)		555,445,891

Corporate Bonds & Notes—31.0%

Aerospace/Defense—0.3%
Bombardier, Inc. 7.500%, 03/15/25 (144A)	1,000,000	652,600
Embraer Netherlands Finance B.V. 5.400%, 02/01/27	970,000	858,450
Rolls-Royce plc 0.875%, 05/09/24 (EUR)	1,145,000	1,162,235

Aerospace/Defense—(Continued)
TransDigm, Inc. 6.250%, 03/15/26 (144A)	570,000	569,644

		3,242,929

Agriculture—0.4%
Altria Group, Inc.
1.700%, 06/15/25 (EUR)	590,000	680,334
2.200%, 06/15/27 (EUR)	704,000	831,163
3.125%, 06/15/31 (EUR)	496,000	606,261
BAT International Finance plc 1.250%, 03/13/27 (EUR)	815,000	902,257
BAT Netherlands Finance B.V. 3.125%, 04/07/28 (EUR)	425,000	527,833

		3,547,848

Auto Manufacturers—0.9%
BMW Finance NV 1.000%, 08/29/25 (EUR)	1,275,000	1,474,725
Daimler AG 2.625%, 04/07/25 (EUR)	1,230,000	1,470,421
Dongfeng Motor Hong Kong International Co., Ltd. 1.150%, 10/23/21 (EUR)	337,000	379,178
Ford Motor Credit Co. LLC 3.021%, 03/06/24 (EUR)	1,290,000	1,385,101
General Motors Financial Co., Inc. 2.200%, 04/01/24 (EUR)	1,440,000	1,584,813
Harley-Davidson Financial Services, Inc.
0.900%, 11/19/24 (EUR)	1,070,000	1,126,914
3.350%, 06/08/25 (144A)	206,000	210,523
Volkswagen Leasing GmbH 1.125%, 04/04/24 (EUR)	780,000	872,146

		8,503,821

Auto Parts & Equipment—0.1%
Clarios Global L.P. / Clarios U.S. Finance Co. 8.500%, 05/15/27 (144A)	450,000	452,228
IHO Verwaltungs GmbH 3.625%, PIK 4.375%, 05/15/25 (EUR) (d)	172,536	192,681
Tenneco, Inc. 5.000%, 07/15/24 (EUR)	755,000	770,913

		1,415,822

Banks—6.7%
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	561,000	623,805
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (c)	1,200,000	1,307,856
6.500%, 5Y H15 + 5.192%, 03/05/25 (c)	1,400,000	1,351,000
Banco de Credito del Peru 3.125%, 5Y H15 + 3.000%, 07/01/30 (144A) (c)	435,000	431,303
Banco Santander S.A. 5.179%, 11/19/25	1,600,000	1,799,224
Bangkok Bank PCL 3.733%, 5Y H15 + 1.900%, 09/25/34 (144A) (c)	955,000	910,638

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Barclays plc 7.875%, 5Y USD Swap + 6.772%, 03/15/22 (c)	379,000	$384,685
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	1,110,000	1,499,955
4.375%, 09/28/25 (144A)	1,515,000	1,670,031
BPCE S.A.
4.500%, 03/15/25 (144A)	265,000	289,332
4.625%, 07/11/24 (144A)	257,000	280,303
CaixaBank S.A. 0.625%, 10/01/24 (EUR)	1,300,000	1,418,135
Citigroup, Inc.
1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (c)	105,000	121,835
1.750%, 10/23/26 (GBP)	195,000	245,481
4.700%, SOFR + 3.234%, 01/30/25 (c)	818,000	725,198
Commonwealth Bank of Australia 4.500%, 12/09/25 (144A)	200,000	225,759
Cooperatieve Rabobank UA
3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (c)	1,000,000	1,030,559
4.625%, 05/23/29 (GBP)	625,000	913,796
Credicorp, Ltd. 2.750%, 06/17/25 (144A) (b)	911,000	906,582
Credit Suisse AG 0.750%, 09/17/21 (EUR)	2,595,000	2,951,721
Credit Suisse Group AG
1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (c)	1,265,000	1,447,676
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (c)	1,703,000	1,830,725
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 08/08/25 (GBP)	535,000	698,617
Danske Bank A/S
0.125%, 02/14/22 (EUR)	2,635,000	2,982,477
2.250%, GUKG1 + 1.650%, 01/14/28 (GBP) (c)	1,185,000	1,475,382
Dexia Credit Local S.A. 0.625%, 01/21/22 (EUR)	3,100,000	3,531,469
DNB Boligkreditt 2.750%, 03/21/22 (EUR)	2,445,000	2,894,468
Goldman Sachs Group, Inc. (The)
1.250%, 05/01/25 (EUR)	900,000	1,024,185
5.000%, 3M LIBOR + 2.874%, 11/10/22 (b) (c)	558,000	516,150
5.300%, 3M LIBOR + 3.834%, 11/10/26 (c)	58,000	58,463
HSBC Holdings plc
4.750%, 5Y EUR Swap + 3.844%, 07/04/29 (EUR) (c)	1,573,000	1,669,959
6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (c)	1,414,000	1,648,659
ING Groep NV
3.000%, 02/18/26 (GBP)	1,100,000	1,471,823
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (c)	201,000	205,442
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (c)	2,500,000	2,556,250
JPMorgan Chase & Co.
1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (c)	562,000	644,255
4.600%, SOFR + 3.125%, 02/01/25 (c)	540,000	481,464
Morgan Stanley
1.750%, 03/11/24 (EUR)	1,270,000	1,489,549
1.875%, 03/30/23 (EUR)	1,255,000	1,462,801
National Bank of Canada 0.500%, 01/26/22 (EUR)	2,570,000	2,924,277
Royal Bank of Scotland Group plc 2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (c)	1,270,000	1,469,693

Banks—(Continued)
Santander Holdings USA, Inc. 4.400%, 07/13/27	1,703,000	1,845,286
Santander UK plc 4.250%, 04/12/21 (EUR)	2,450,000	2,849,927
Skandinaviska Enskilda Banken AB 5.625%, 5Y USD Swap + 3.493%, 05/13/22 (c)	2,600,000	2,587,000
Societe Generale S.A. 5.000%, 01/17/24 (144A)	1,135,000	1,227,350
Standard Chartered plc 2.270%, 3M LIBOR + 1.510%, 01/30/27 (144A) (c)	800,000	644,000
Truist Financial Corp. 5.100%, 10Y H15 + 4.349%, 03/01/30 (c)	1,408,000	1,453,901
Vertical Midco Gmbh 4.375%, 07/15/27 (EUR)	501,000	562,873
Wells Fargo & Co.
1.338%, 3M EURIBOR + 1.670%, 05/04/25 (EUR) (c)	975,000	1,114,494
2.000%, 07/28/25 (GBP)	400,000	507,661

		64,363,474

Building Materials—0.3%
Cemex S.A.B. de C.V. 7.375%, 06/05/27 (144A)	267,000	271,272
Johnson Controls International plc 1.375%, 02/25/25 (EUR)	2,345,000	2,694,459

		2,965,731

Chemicals—0.7%
Alpek S.A.B. de C.V.
4.250%, 09/18/29 (144A)	224,000	221,200
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	1,149,000	1,075,406
4.500%, 01/31/30	200,000	183,000
4.500%, 01/31/30 (144A)	860,000	786,900
5.875%, 01/31/50 (144A)	664,000	584,320
CNAC HK Finbridge Co., Ltd. 3.875%, 06/19/29	790,000	854,933
OCI NV 5.000%, 04/15/23 (EUR)	765,000	863,775
OCP S.A. 5.625%, 04/25/24	834,000	897,541
Orbia Advance Corp. S.A.B. de C.V. 6.750%, 09/19/42	655,000	769,625

		6,236,700

Commercial Services—0.6%
Arena Luxembourg Finance Sarl 1.875%, 02/01/28 (144A) (EUR)	736,000	753,527
Autopistas del Sol S.A. 7.375%, 12/30/30	901,315	778,286
DP World Crescent, Ltd.
3.750%, 01/30/30	318,000	309,032
3.875%, 07/18/29	289,000	283,437
4.848%, 09/26/28	576,000	606,033

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
DP World plc
4.700%, 09/30/49	302,000	$295,960
5.625%, 09/25/48	665,000	724,850
Hertz Corp. (The) 6.250%, 10/15/22 (a)	1,000,000	312,500
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	505,000	563,668
Q-Park Holding I B.V. 2.000%, 03/01/27 (144A) (EUR)	357,000	370,716
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	772,000	741,120

		5,739,129

Computers—0.8%
Apple, Inc. 2.513%, 08/19/24 (CAD)	2,770,000	2,152,769
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (144A)	2,500,000	2,767,607
International Business Machines Corp. 0.875%, 01/31/25 (EUR)	2,075,000	2,387,473

		7,307,849

Distribution/Wholesale—0.1%
Rexel S.A. 2.625%, 06/15/24 (EUR)	780,000	868,432

Diversified Financial Services—0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.500%, 09/15/23	341,000	341,040
6.500%, 07/15/25	187,000	195,907
Capital One Financial Corp.
1.650%, 06/12/29 (EUR)	1,549,000	1,739,013
3.750%, 07/28/26	1,500,000	1,636,808
Discover Financial Services 6.125%, 5Y H15 + 5.783%, 06/23/25 (c)	829,000	850,305
Intercorp Financial Services, Inc. 4.125%, 10/19/27	745,000	745,000
Intercorp Peru, Ltd.
3.875%, 08/15/29	200,000	197,500
3.875%, 08/15/29 (144A)	303,000	299,213
Lincoln Financing Sarl
3.625%, 04/01/24 (144A) (EUR)	206,000	211,026
3.625%, 04/01/24 (EUR)	569,000	582,881
Synchrony Financial 4.250%, 08/15/24	1,170,000	1,230,471

		8,029,164

Electric—3.1%
Abu Dhabi National Energy Co. PJSC 4.000%, 10/03/49 (144A)	1,200,000	1,324,368
AES Gener S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (c)	457,000	459,285
Cemig Geracao e Transmissao S.A. 9.250%, 12/05/24	837,000	923,420

Electric—(Continued)
Centrais Eletricas Brasileiras S.A. 3.625%, 02/04/25 (144A)	1,187,000	1,160,292
Colbun S.A.
3.950%, 10/11/27	200,000	215,002
4.500%, 07/10/24	722,000	777,548
Empresa de Transmision Electrica S.A. 5.125%, 05/02/49	454,000	531,180
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	897,000	899,243
Enel Americas S.A. 4.000%, 10/25/26	1,719,000	1,822,157
Enel Chile S.A. 4.875%, 06/12/28	1,025,000	1,142,875
Enel Finance International NV 5.750%, 09/14/40 (GBP)	740,000	1,412,611
Enel Generacion Chile S.A. 4.250%, 04/15/24	749,000	800,203
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A)	1,576,000	1,641,404
Eskom Holdings SOC, Ltd.
5.750%, 01/26/21	2,064,000	1,963,483
6.350%, 08/10/28	535,000	535,000
7.125%, 02/11/25 (144A)	286,000	264,693
7.125%, 02/11/25	701,000	648,776
Infraestructura Energetica Nova S.A.B. de C.V. 4.875%, 01/14/48	1,095,000	1,037,513
Light Servicos de Eletricidade S.A./Light Energia S.A. 7.250%, 05/03/23	897,000	905,082
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.375%, 02/05/30	1,365,000	1,380,015
3.875%, 07/17/29 (144A)	988,000	1,030,978
4.875%, 07/17/49	473,000	514,388
4.875%, 07/17/49 (144A)	1,331,000	1,447,462
5.450%, 05/21/28	1,537,000	1,769,471
6.150%, 05/21/48	1,683,000	2,091,127
SSE plc 0.875%, 09/06/25 (EUR)	1,005,000	1,143,230
Star Energy Geothermal Wayang Windu, Ltd. 6.750%, 04/24/33	575,945	599,059
Trinidad Generation UnLtd 5.250%, 11/04/27	962,000	899,480

		29,339,345

Energy-Alternate Sources—0.1%
Empresa Electrica Cochrane S.p.A.
5.500%, 05/14/27	1,110,090	1,137,842
5.500%, 05/14/27 (144A)	233,703	239,546

		1,377,388

Engineering & Construction—0.5%
Aeropuerto Internacional de Tocumen S.A. 6.000%, 11/18/48	1,891,601	2,070,357
Bioceanico Sovereign Certificate, Ltd. Zero Coupon, 06/05/34 (144A)	939,991	660,343

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—(Continued)
Heathrow Funding, Ltd. 6.750%, 12/03/28 (GBP)	334,000	$515,222
Rutas 2 and 7 Finance, Ltd. Zero Coupon, 09/30/36 (144A) (b)	650,000	419,250
SPIE S.A. 3.125%, 03/22/24 (EUR)	600,000	671,997

		4,337,169

Food—0.5%
BRF GmbH 4.350%, 09/29/26	996,000	961,140
BRF S.A.
4.875%, 01/24/30	422,000	397,735
4.875%, 01/24/30 (144A)	338,000	318,565
Kraft Heinz Foods Co. 2.250%, 05/25/28 (EUR)	584,000	645,101
NBM U.S. Holdings, Inc. 6.625%, 08/06/29	1,040,000	1,055,288
Wm Morrison Supermarkets plc 3.500%, 07/27/26 (GBP)	795,000	1,102,780

		4,480,609

Forest Products & Paper—0.5%
Celulosa Arauco y Constitucion S.A.
4.200%, 01/29/30 (144A)	609,000	620,419
5.500%, 04/30/49 (144A) (b)	311,000	317,997
Inversiones CMPC S.A.
3.850%, 01/13/30 (144A)	2,121,000	2,164,480
4.375%, 05/15/23	301,000	314,463
4.375%, 04/04/27	662,000	706,685
WEPA Hygieneprodukte GmbH
2.875%, 12/15/27 (EUR)	570,000	625,210
2.875%, 12/15/27 (144A) (EUR)	197,000	215,889

		4,965,143

Gas—0.1%
Centrica plc
7.000%, 09/19/33 (GBP)	435,000	805,236
Grupo Energia Bogota S.A. ESP 4.875%, 05/15/30 (144A)	501,000	524,797

		1,330,033

Hand/Machine Tools—0.1%
Colfax Corp. 3.250%, 05/15/25 (EUR)	770,000	858,506

Healthcare-Products—0.4%
Baxter International, Inc.
0.400%, 05/15/24 (EUR)	1,640,000	1,853,458
1.300%, 05/30/25 (EUR)	345,000	405,584
DH Europe Finance II Sarl 0.450%, 03/18/28 (EUR)	747,000	819,250

Healthcare-Products—(Continued)
Medtronic Global Holdings SCA 0.375%, 03/07/23 (EUR)	1,040,000	1,170,379

		4,248,671

Healthcare-Services—0.4%
Centene Corp.
4.250%, 12/15/27	186,000	191,935
4.625%, 12/15/29	243,000	257,281
IQVIA, Inc.
2.875%, 06/15/28 (144A) (EUR)	918,000	1,027,505
3.500%, 10/15/24 (EUR)	1,810,000	2,065,388

		3,542,109

Holding Companies-Diversified—0.0%
Alfa S.A.B. de C.V. 6.875%, 03/25/44	208,000	242,582

Household Products/Wares—0.0%
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431%, 07/01/31 (144A)	306,000	307,377

Insurance—1.0%
Aon plc 2.875%, 05/14/26 (EUR)	1,140,000	1,418,319
ASR Nederland NV 5.125%, 5Y EUR Swap + 5.200%, 09/29/45 (EUR) (c)	645,000	820,662
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (c)	866,000	1,107,246
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.000%, 01/23/27 (EUR)	700,000	942,105
Chubb INA Holdings, Inc.
0.300%, 12/15/24 (EUR)	704,000	782,394
0.875%, 06/15/27 (EUR)	452,000	511,052
CNP Assurances 4.500%, 3M EURIBOR + 4.600%, 06/10/47 (EUR) (c)	600,000	773,529
Credit Agricole Assurances S.A.
4.250%, 5Y EUR Swap + 4.500%, 01/13/25 (EUR) (c)	400,000	481,981
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (c)	400,000	525,467
Nationwide Mutual Insurance Co. 9.375%, 08/15/39 (144A)†	567,000	911,614
Principal Financial Group, Inc. 3.436%, 3M LIBOR + 3.044%, 05/15/55 (c)	300,000	268,860
Prudential Financial, Inc.
5.200%, 3M LIBOR + 3.040%, 03/15/44 (c)	642,000	654,808
5.375%, 3M LIBOR + 3.031%, 05/15/45 (c)	226,000	238,566
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (b) (c)	589,000	593,417

		10,030,020

Internet—0.4%
Baidu, Inc. 3.075%, 04/07/25	284,000	298,422

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Prosus NV 3.680%, 01/21/30 (144A)	3,453,000	$3,614,826

		3,913,248

Investment Companies—0.2%
MDC-GMTN B.V. 4.500%, 11/07/28	1,356,000	1,587,035

Iron/Steel—0.2%
CSN Resources S.A.
7.625%, 02/13/23	1,062,000	985,005
7.625%, 04/17/26	558,000	481,275

		1,466,280

Leisure Time—0.0%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	459,940

Machinery-Diversified—0.2%
Dover Corp. 0.750%, 11/04/27 (EUR)	1,516,000	1,618,585

Media—0.3%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	304,000	307,913
Comcast Corp. 0.750%, 02/20/32 (EUR)	1,176,000	1,283,707
Globo Comunicacao e Participacoes S.A. 4.875%, 01/22/30 (144A)	1,140,000	1,028,850

		2,620,470

Mining—2.0%
Anglo American Capital plc
1.625%, 09/18/25 (EUR)	979,000	1,101,270
5.375%, 04/01/25 (144A)	270,000	304,950
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (144A)	1,605,000	1,658,976
3.150%, 01/14/30	369,000	383,590
3.700%, 01/30/50 (144A)	1,778,000	1,813,453
3.700%, 01/30/50	4,074,000	4,155,236
3.750%, 01/15/31 (144A)	403,000	439,097
3.750%, 01/15/31	650,000	708,221
4.375%, 02/05/49	1,350,000	1,534,585
Glencore Finance Europe, Ltd. 1.750%, 03/17/25 (EUR)	1,280,000	1,441,560
Gold Fields Orogen Holdings BVI, Ltd. 5.125%, 05/15/24 (144A)	407,000	437,236
Indonesia Asahan Aluminium Persero PT
5.450%, 05/15/30 (144A)	335,000	373,592
5.800%, 05/15/50 (144A)	534,000	596,827
Industrias Penoles S.A.B. de C.V. 5.650%, 09/12/49	410,000	446,900
Nexa Resources S.A. 5.375%, 05/04/27	1,228,000	1,187,943

Mining—(Continued)
Southern Copper Corp.
5.250%, 11/08/42	583,000	690,092
5.875%, 04/23/45 (b)	541,000	698,326
Stillwater Mining Co. 7.125%, 06/27/25	880,000	923,310

		18,895,164

Miscellaneous Manufacturing—0.1%
General Electric Co. 0.875%, 05/17/25 (EUR)	1,155,000	1,249,481

Multi-National—0.2%
European Investment Bank
1.250%, 05/12/25 (SEK)	6,360,000	714,610
4.750%, 08/07/24 (AUD)	1,407,000	1,129,780

		1,844,390

Oil & Gas—4.5%
Apache Corp. 4.375%, 10/15/28	1,000,000	882,890
BG Energy Capital plc 5.125%, 12/01/25 (GBP)	655,000	995,050
BP Capital Markets plc 1.573%, 02/16/27 (EUR)	295,000	344,549
Ecopetrol S.A.
5.875%, 05/28/45	1,203,000	1,259,000
7.375%, 09/18/43	943,000	1,136,032
Geopark, Ltd. 5.500%, 01/17/27 (144A)	726,000	624,367
Gran Tierra Energy International Holdings, Ltd. 6.250%, 02/15/25	1,271,000	559,240
Gran Tierra Energy, Inc. 7.750%, 05/23/27 (144A)	355,000	157,975
Husky Energy, Inc. 4.400%, 04/15/29	1,425,000	1,424,129
KazMunayGas National Co. JSC
4.400%, 04/30/23	4,304,000	4,470,780
5.750%, 04/19/47	2,334,000	2,717,962
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26 (144A)	622,000	576,401
NAK Naftogaz Ukraine via Kondor Finance plc 7.625%, 11/08/26 (144A) (b)	505,000	489,937
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	735,000	786,685
7.625%, 11/07/24	1,079,000	1,166,485
Pertamina Persero PT
4.150%, 02/25/60 (144A)	700,000	692,887
5.625%, 05/20/43	607,000	700,097
6.000%, 05/03/42	1,299,000	1,539,094
6.450%, 05/30/44	684,000	872,210
6.500%, 05/27/41	744,000	918,943
Petrobras Global Finance B.V. 8.750%, 05/23/26	2,178,000	2,570,040

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Petroleos Mexicanos
5.950%, 01/28/31 (144A)	667,000	$550,375
5.950%, 01/28/31	1,529,000	1,261,655
6.500%, 03/13/27	2,524,000	2,277,961
6.750%, 09/21/47	2,372,000	1,823,712
6.840%, 01/23/30	582,000	510,356
6.840%, 01/23/30 (144A)	1,098,000	962,836
6.950%, 01/28/60 (144A)	1,950,000	1,499,043
6.950%, 01/28/60	1,972,000	1,515,955
7.690%, 01/23/50	2,656,000	2,201,559
7.690%, 01/23/50 (144A)	1,077,000	892,725
Petronas Capital, Ltd.
4.550%, 04/21/50 (144A)	595,000	753,195
4.800%, 04/21/60 (144A)	573,000	786,379
PTTEP Treasury Center Co., Ltd. 3.903%, 12/06/59 (144A) (b)	1,505,000	1,593,802
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	825,568
UGI International LLC 3.250%, 11/01/25 (EUR)	510,000	561,525

		42,901,399

Packaging & Containers—0.1%
Crown European Holdings S.A. 2.625%, 09/30/24 (EUR)	250,000	283,577
SIG Combibloc PurchaseCo., S.a.r.l. 1.875%, 06/18/23 (144A) (EUR)	420,000	478,948
Silgan Holdings, Inc. 2.250%, 06/01/28 (144A) (EUR)	290,000	312,587

		1,075,112

Pharmaceuticals—0.4%
AbbVie, Inc. 2.625%, 11/15/28 (144A) (EUR)	441,000	560,973
Cheplapharm Arzneimittel GmbH 3.500%, 02/11/27 (144A) (EUR)	153,000	166,515
Grifols S.A. 1.625%, 02/15/25 (144A) (EUR)	817,000	894,768
Takeda Pharmaceutical Co., Ltd.
0.750%, 07/09/27 (EUR)	283,000	318,892
1.125%, 11/21/22 (EUR)	1,245,000	1,422,645

		3,363,793

Pipelines—1.3%
Boardwalk Pipelines L.P. 4.800%, 05/03/29 (b)	1,095,000	1,165,798
Energy Transfer Operating L.P.
3.750%, 05/15/30	976,000	964,429
5.500%, 06/01/27	3,524,000	3,930,245
GNL Quintero S.A. 4.634%, 07/31/29	1,794,000	1,922,091
Peru LNG Srl 5.375%, 03/22/30	1,379,000	1,084,239

Pipelines—(Continued)
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	179,000	174,031
4.500%, 12/15/26	50,000	52,912
Southern Gas Corridor CJSC 6.875%, 03/24/26	1,139,000	1,309,686
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28	215,000	231,396
Transportadora de Gas Internacional S.A. ESP 5.550%, 11/01/28	854,000	931,116
Western Midstream Operating L.P. 4.050%, 02/01/30	860,000	827,698

		12,593,641

Real Estate Investment Trusts—0.6%
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	354,000	382,228
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	1,420,000	1,723,797
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.625%, 06/15/25 (144A)	403,000	394,972
Prologis Euro Finance LLC 0.375%, 02/06/28 (EUR)	1,277,000	1,405,814
Trust Fibra Uno
4.869%, 01/15/30	443,000	446,991
6.390%, 01/15/50	270,000	283,837
WPC Eurobond B.V. 2.125%, 04/15/27 (EUR)	1,300,000	1,510,509

		6,148,148

Retail—0.0%
Dufry One B.V. 2.500%, 10/15/24 (EUR)	403,000	377,923

Savings & Loans—0.1%
Nationwide Building Society 4.000%, 09/14/26 (144A)	767,000	828,780

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	2,500,000	2,702,656
Broadcom, Inc.
4.150%, 11/15/30 (144A)	550,000	598,424
4.250%, 04/15/26 (144A)	600,000	668,094

		3,969,174

Software—0.2%
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	156,885
1.500%, 05/21/27 (EUR)	1,134,000	1,316,143
Fiserv, Inc.
1.125%, 07/01/27 (EUR)	786,000	892,534

		2,365,562

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Sovereign—0.1%
CBB International Sukuk Programme Co. SPC 4.500%, 03/30/27 (144A)	1,049,000	$1,080,470

Telecommunications—0.5%
Altice France S.A. 7.375%, 05/01/26 (144A)	1,000,000	1,043,940
AT&T, Inc.
1.600%, 05/19/28 (EUR)	1,260,000	1,449,428
2.875%, Euribor ICE Swap + 3.140%, 03/02/25 (EUR) (c)	400,000	425,513
CK Hutchison Group Telecom Finance S.A. 0.750%, 04/17/26 (EUR)	1,035,000	1,142,609
Kenbourne Invest S.A. 6.875%, 11/26/24 (144A)	430,000	434,300

		4,495,790

Transportation—0.6%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 05/07/30 (144A)	400,000	431,500
4.700%, 05/07/50 (144A)	986,000	1,130,843
5.000%, 01/25/47	200,000	232,200
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36 (144A)	296,000	315,388
5.875%, 07/05/34	1,698,380	2,002,390
MV24 Capital B.V. 6.748%, 06/01/34 (144A)	377,379	358,465
Rumo Luxembourg Sarl 7.375%, 02/09/24	895,000	941,092

		5,411,878

Water—0.2%
Severn Trent Utilities Finance plc 3.625%, 01/16/26 (GBP)	1,010,000	1,421,870

Total Corporate Bonds & Notes (Cost $295,212,884)		296,967,984

U.S. Treasury & Government Agencies—5.4%

Agency Sponsored Mortgage-Backed—3.7%
Connecticut Avenue Securities Trust (CMO)
2.185%, 1M LIBOR + 2.000%, 07/25/39 (144A) (c)	437,207	427,624
2.285%, 1M LIBOR + 2.100%, 09/25/39 (144A) (c)	644,172	624,799
2.285%, 1M LIBOR + 2.100%, 10/25/39 (144A) (c)	460,000	445,888
2.335%, 1M LIBOR + 2.150%, 09/25/31 (144A) (c)	3,686,042	3,639,839
2.485%, 1M LIBOR + 2.300%, 08/25/31 (144A) (c)	3,437,095	3,385,394
2.585%, 1M LIBOR + 2.400%, 04/25/31 (144A) (c)	3,285,285	3,248,245
Fannie Mae Connecticut Avenue Securities (CMO)
2.285%, 1M LIBOR + 2.100%, 03/25/31 (c)	4,132,865	4,036,585
2.435%, 1M LIBOR + 2.250%, 07/25/30 (c)	4,767,082	4,651,459
2.585%, 1M LIBOR + 2.400%, 05/25/30 (c)	4,480,173	4,379,238
Freddie Mac STACR Trust (CMO)
1.885%, 1M LIBOR + 1.700%, 01/25/50 (144A) (c)	306,654	293,081
2.135%, 1M LIBOR + 1.950%, 10/25/49 (144A) (c)	379,996	372,431
2.235%, 1M LIBOR + 2.050%, 07/25/49 (144A) (c)	121,442	118,721
2.485%, 1M LIBOR + 2.300%, 10/25/48 (144A) (c)	2,000,000	1,925,958

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac STACR Trust (CMO)
2.535%, 1M LIBOR + 2.350%, 02/25/49 (144A) (c)	304,770	298,272
2.835%, 1M LIBOR + 2.650%, 01/25/49 (144A) (c)	4,433,470	4,368,544
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
2.685%, 1M LIBOR + 2.500%, 03/25/30 (c)	597,433	600,373
3.635%, 1M LIBOR + 3.450%, 10/25/29 (c)	1,138,037	1,153,355
4.185%, 1M LIBOR + 4.000%, 08/25/24 (c)	136,225	138,189
5.335%, 1M LIBOR + 5.150%, 11/25/28 (c)	1,796,509	1,877,461

		35,985,456

U.S. Treasury—1.7%
U.S. Treasury Bonds
2.375%, 11/15/49 (e)	4,890,000	6,036,667
4.500%, 08/15/39 (e)	5,335,000	8,494,945
U.S. Treasury Inflation Indexed Bond 2.125%, 02/15/40 (f)	903,631	1,332,728

		15,864,340

Total U.S. Treasury & Government Agencies (Cost $52,639,038)		51,849,796

Mortgage-Backed Securities—1.8%

Collateralized Mortgage Obligations—1.3%
Bellemeade Re, Ltd.
1.785%, 1M LIBOR + 1.600%, 08/25/28 (144A) (c)	2,000,000	1,814,196
1.785%, 1M LIBOR + 1.600%, 07/25/29 (144A) (c)	766,877	742,984
2.685%, 1M LIBOR + 2.500%, 10/25/29 (144A) (c)	228,716	204,047
3.035%, 1M LIBOR + 2.850%, 10/25/29 (144A) (c)	486,000	356,608
3.285%, 1M LIBOR + 3.100%, 04/25/29 (144A) (c)	750,000	694,646
Mortgage Insurance-Linked Notes
2.085%, 1M LIBOR + 1.900%, 11/26/29 (144A) (c)	331,594	322,953
3.085%, 1M LIBOR + 2.900%, 11/26/29 (144A) (c)	2,701,000	2,282,345
Oaktown Re III, Ltd. 2.735%, 1M LIBOR + 2.550%, 07/25/29 (144A) (c)	1,500,000	1,393,180
PMT Credit Risk Transfer Trust
2.534%, 1M LIBOR + 2.350%, 02/27/23 (144A)† (c)	3,210,597	3,107,886
2.884%, 1M LIBOR + 2.700%, 10/27/22 (144A)† (c)	108,072	102,072
2.934%, 1M LIBOR + 2.750%, 05/27/23 (144A)† (c)	850,653	740,472
Radnor RE, Ltd. 3.385%, 1M LIBOR + 3.200%, 02/25/29 (144A) (c)	1,100,000	1,043,401

		12,804,790

Commercial Mortgage-Backed Securities—0.5%
BFLD Trust 2.025%, 1M LIBOR + 1.840%, 10/15/34 (144A) (c)	328,000	291,855
Commercial Mortgage Trust 4.463%, 12/10/45 (144A) (c)	1,285,000	1,071,669
Great Wolf Trust 2.118%, 1M LIBOR + 1.933%, 12/15/36 (144A) (c)	2,682,000	2,453,754
JPMorgan Chase Commercial Mortgage Securities Trust 4.565%, 12/15/47 (144A) (c)	1,500,000	1,068,910

		4,886,188

Total Mortgage-Backed Securities (Cost $18,601,295)		17,690,978

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—1.5%

Security Description	Principal Amount*	Value

Asset-Backed - Other—1.5%
Ares XXXIV CLO, Ltd. 2.776%, 3M LIBOR + 2.000%, 04/17/33 (144A) (c)	1,960,584	$1,834,430
Black Diamond CLO, Ltd. 2.473%, 3M LIBOR + 1.430%, 07/23/32 (144A) (c)	2,121,980	2,033,837
Dryden 78 CLO, Ltd.
3.217%, 3M LIBOR + 1.950%, 04/17/33 (144A) (c)	3,000,000	2,829,189
4.267%, 3M LIBOR + 3.000%, 04/17/33 (144A) (c)	272,928	242,019
Marlette Funding Trust 3.690%, 03/15/28 (144A)	977,839	974,469
Octagon Investment Partners, Ltd. 4.120%, 3M LIBOR + 3.100%, 01/24/33 (144A) (c)	1,509,124	1,392,621
OZLM, Ltd. 2.769%, 3M LIBOR + 1.550%, 04/15/31 (144A) (c)	3,000,000	2,814,753
Sofi Consumer Loan Program LLC 4.550%, 09/25/28 (144A) (c)	750,000	756,473
Vibrant CLO XI, Ltd. 3.189%, 3M LIBOR + 1.370%, 07/20/32 (144A) (c)	1,300,000	1,247,739

Total Asset-Backed Securities (Cost $14,859,336)		14,125,530

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $32,232,027; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $32,876,738.	32,232,027	32,232,027

Total Short-Term Investments (Cost $32,232,027)		32,232,027

Securities Lending Reinvestments—1.3%

Repurchase Agreements—0.2%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $786,954; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $802,692.	786,952	786,952

		1,586,952

Security Description	Shares	Value

Mutual Funds—1.1%
BlackRock Liquidity Funds, Institutional Shares 0.100% (g)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (g)	1,500,000	1,500,000
Fidelity Government Portfolio, Institutional Class 0.100% (g)	1,500,000	1,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (g)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0,070% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (g)	1,500,000	1,500,000
RBC U.S. Government Money Market Fund, Institutional Shares 0,110% (g)	500,000	500,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0,120% (g)	100,000	100,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (g)	700,000	700,000

		10,300,000

Total Securities Lending Reinvestments (Cost $11,886,952)		11,886,952

Total Investments—102.2% (Cost $984,118,335)		980,199,158
Other assets and liabilities (net)—(2.2)%		(21,504,227)

Net Assets—100.0%		$958,694,931

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $4,862,044, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $11,636,182 and the collateral received consisted of cash in the amount of $11,886,953. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	All or a portion of the security was pledged as collateral against open OTC swap contracts. As of June 30, 2020, the market value of securities pledged was $2,947,680.
(f)	Principal amount of security is adjusted for inflation.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

(g)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $235,091,233, which is 24.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Nationwide Mutual Insurance Co., 9.375%, 08/15/39	02/11/20	$567,000	$885,637	$911,614
PMT Credit Risk Transfer Trust, 2.934%, 05/27/23	04/29/19	850,653	850,653	740,472
PMT Credit Risk Transfer Trust, 2.884%, 10/27/22	10/11/19	108,072	108,072	102,072
PMT Credit Risk Transfer Trust, 2.534%, 02/27/23	06/07/19	3,210,597	3,210,597	3,107,886

				$4,862,044

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	2,646,137	CBNA	07/15/20	USD	3,159	$64
CZK	88,723	SSBT	07/29/20	USD	3,491	249
EUR	3,809,694	JPMC	08/06/20	USD	4,306,147	(22,704)
EUR	6,443,152	JPMC	08/06/20	USD	7,239,674	4,707
EUR	8,809,347	NWM	08/06/20	USD	9,935,781	(30,960)
EUR	5,824,520	SCB	08/06/20	USD	6,591,043	(42,224)
EUR	189,303	SSBT	08/06/20	USD	212,847	(3)
EUR	195,826	SSBT	08/06/20	USD	221,859	(1,681)
EUR	204,943	SSBT	08/06/20	USD	231,533	(1,104)
EUR	1,040,706	SSBT	08/06/20	USD	1,170,282	(161)
EUR	2,182,883	SSBT	08/06/20	USD	2,445,230	9,103
GBP	408,106	CBNA	07/17/20	USD	499,481	6,251
GBP	484,495	JPMC	07/17/20	USD	594,134	6,260
GBP	457,492	MSC	07/17/20	USD	559,671	7,262
GBP	944,782	MSC	07/17/20	USD	1,203,514	(32,724)
GBP	356,849	SSBT	07/17/20	USD	439,157	3,057
GBP	660,575	SSBT	07/17/20	USD	842,699	(24,104)
IDR	8,041,361,186	JPMC	07/23/20	USD	504,603	56,987
IDR	24,745,572,887	MSC	07/23/20	USD	1,654,116	74,060
JPY	77,151,984	SSBT	08/07/20	USD	720,588	(5,733)
JPY	97,397,434	SSBT	08/07/20	USD	896,671	5,769
MXN	6,097,031	SSBT	08/07/20	USD	268,729	(4,736)
MXN	15,073,551	SSBT	08/07/20	USD	652,989	(325)
MYR	10,269,022	GSI	08/13/20	USD	2,477,747	(85,197)
MYR	10,149,001	MSC	08/13/20	USD	2,454,711	(90,124)
MYR	23,563,912	MSC	08/13/20	USD	5,665,764	(175,677)
RUB	56,574,163	CBNA	07/14/20	USD	762,815	31,095
RUB	171,172,653	CBNA	07/14/20	USD	2,307,671	94,409
RUB	9,597,371	JPMC	07/14/20	USD	128,608	6,073

Contracts to Deliver
AUD	8,076,411	SSBT	08/13/20	USD	5,617,463	42,780
CAD	7,917,638	GSI	08/06/20	USD	5,709,105	(123,513)
CAD	4,467,897	GSI	08/06/20	USD	3,221,629	(69,698)
CAD	23,571,819	SSBT	08/06/20	USD	17,378,497	14,048
CNY	9,954,119	SSBT	08/13/20	USD	1,404,481	337
EUR	4,945,519	JPMC	08/06/20	USD	5,606,770	46,258
EUR	222,646,870	MSC	08/06/20	USD	251,739,024	1,405,231
EUR	780,370	MSC	08/06/20	USD	877,879	468

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	11,294,541	SSBT	08/06/20	USD	12,777,255	$78,197
EUR	3,137,266	SSBT	08/06/20	USD	3,549,117	21,721
EUR	2,026,124	SSBT	08/06/20	USD	2,293,419	15,340
EUR	1,292,871	SSBT	08/06/20	USD	1,462,595	8,951
EUR	1,094,697	SSBT	08/06/20	USD	1,233,811	2,985
EUR	213,218	SSBT	08/06/20	USD	239,597	(135)
EUR	184,433	SSBT	08/06/20	USD	207,991	623
EUR	55,225	SSBT	08/06/20	USD	62,640	547
GBP	30,093,296	CBNA	07/17/20	USD	36,807,351	(484,796)
GBP	7,442,022	CBNA	07/17/20	USD	9,427,122	204,836
GBP	2,798,089	CBNA	07/17/20	USD	3,422,365	(45,077)
GBP	850,698	MSC	07/17/20	USD	1,037,742	(16,458)
GBP	383,963	SSBT	07/17/20	USD	475,627	(187)
GBP	81,323	SSBT	07/17/20	USD	99,172	(1,605)
GBP	66,473	SSBT	07/17/20	USD	80,568	(1,807)
HUF	2,464,319	SSBT	07/29/20	USD	7,584	(232)
IDR	24,992,691,640	JPMC	07/23/20	USD	1,560,093	(185,341)
IDR	14,925,164,076	JPMC	07/23/20	USD	931,658	(110,682)
JPY	908,723,467	BNP	08/07/20	USD	8,295,314	(124,502)
JPY	7,495,681,173	MSC	08/07/20	USD	68,854,575	(596,983)
JPY	947,860,228	SSBT	08/07/20	USD	8,703,040	(79,400)
KRW	8,858,330	CBNA	08/13/20	USD	7,286	(79)
MXN	42,967,584	GSI	08/07/20	USD	1,920,073	59,635
MXN	748,694	SSBT	08/07/20	USD	33,436	1,018
MYR	53,496,726	GSI	08/13/20	USD	13,028,915	564,869
RUB	182,494,177	JPMC	07/14/20	USD	2,445,483	(115,473)
RUB	90,384,784	JPMC	07/14/20	USD	1,211,186	(57,191)
SEK	35,939,392	SSBT	07/15/20	USD	3,690,673	(166,806)
SGD	37,824	SSBT	08/27/20	USD	26,709	(435)
THB	94,869,947	SSBT	08/27/20	USD	2,978,414	(90,728)
ZAR	10,203,311	BBP	07/17/20	USD	605,275	18,250
ZAR	41,509,767	GSI	07/17/20	USD	2,383,220	(4,953)
ZAR	24,139,704	GSI	07/17/20	USD	1,294,864	(93,960)
ZAR	10,092,873	GSI	07/17/20	USD	605,919	25,248
ZAR	31,289,813	SSBT	07/17/20	USD	1,688,276	(111,914)
ZAR	8,448,690	SSBT	07/17/20	USD	456,123	(29,953)
ZAR	8,098,789	SSBT	07/17/20	USD	460,163	(5,783)
ZAR	6,255,227	SSBT	07/17/20	USD	367,929	8,048
ZAR	6,047,438	SSBT	07/17/20	USD	347,386	(540)
ZAR	5,060,123	SSBT	07/17/20	USD	288,405	(2,718)
ZAR	4,690,247	SSBT	07/17/20	USD	274,843	5,000
ZAR	2,745,999	SSBT	07/17/20	USD	158,428	443
ZAR	2,727,935	SSBT	07/17/20	USD	156,792	(154)
ZAR	1,542,810	SSBT	07/17/20	USD	89,701	939
ZAR	438,621	SSBT	07/17/20	USD	23,666	(1,569)

Net Unrealized Depreciation						$(209,011)

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	09/15/20	150	AUD	17,558,967	$4,919
Canada Government Bond 10 Year Futures	09/21/20	33	CAD	5,076,060	(8,769)
Euro-Bobl Futures	09/08/20	213	EUR	28,750,740	106,783
Euro-Buxl 30 Year Bond Futures	09/08/20	24	EUR	5,279,040	140,279
Japanese Government 10 Year Bond Futures	09/14/20	10	JPY	1,519,500,000	(4,998)
U.S. Treasury Note Ultra 10 Year Futures	09/21/20	298	USD	46,930,344	464,275
U.S. Treasury Ultra Long Bond Futures	09/21/20	21	USD	4,581,281	126,844

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	09/15/20	(130)	AUD	(19,342,488)	(37,157)
Euro-Bund Futures	09/08/20	(125)	EUR	(22,065,000)	(317,400)
U.S. Treasury Note 10 Year Futures	09/21/20	(205)	USD	(28,530,234)	(314,019)
U.S. Treasury Note 2 Year Futures	09/30/20	(116)	USD	(25,616,063)	(2,863)
U.S. Treasury Note 5 Year Futures	09/30/20	(599)	USD	(75,319,571)	(164,562)

Net Unrealized Depreciation					$(6,668)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Depreciation
Call-OTC-30 Year IRS	0.460%	CBNA	3M LIBOR	Receive	07/29/20	(20,680,000)	USD	(20,680,000)	$(81,686)	$(81,686)	$—
Call-OTC-30 Year IRS	0.545%	CBNA	3M LIBOR	Receive	07/17/20	(20,680,000)	USD	(20,680,000)	(90,216)	(134,120)	(43,904)

Totals									$(171,902)	$(215,806)	$(43,904)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.950%	Semi-Annually	01/14/25	CAD	21,118,000	$852,742	$42	$852,700
Pay	3M CDOR	Semi-Annually	1.980%	Semi-Annually	05/22/24	CAD	17,359,000	636,690	10	636,680
Pay	7 Day CNRR	Quarterly	1.780%	Quarterly	05/06/25	CNY	40,620,000	(143,853)	—	(143,853)
Pay	7 Day CNRR	Quarterly	2.180%	Quarterly	04/02/25	CNY	54,680,000	(50,243)	—	(50,243)
Pay	7 Day CNRR	Quarterly	2.855%	Quarterly	11/22/24	CNY	216,130,000	668,341	—	668,341
Pay	7 Day CNRR	Quarterly	2.605%	Quarterly	02/04/25	CNY	25,990,000	47,196	—	47,196
Pay	7 Day CNRR	Quarterly	2.983%	Quarterly	01/06/25	CNY	69,210,000	285,294	—	285,294
Receive	3M CDOR	Semi-Annually	2.210%	Semi-Annually	01/14/50	CAD	4,471,000	(697,227)	14	(697,241)

Totals								$1,598,940	$66	$1,598,874

Centrally Cleared Credit Default Swaps on Sovereign Issues and Credit Indices —Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid	Unrealized Depreciation
CDX.EM.33.V1	(1.000%)	Quarterly	06/20/25	1.966%	USD	7,134,500	$334,661	$804,964	$(470,303)
Turkey Government International Bond 11.875%, 01/15/30	(1.000%)	Quarterly	06/20/25	4.918%	USD	2,700,000	451,250	519,750	(68,500)

Totals							$785,911	$1,324,714	$(538,803)

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation
CDX.NA.HY.34.V6	5.000%	Quarterly	06/20/25	5.297%	USD	5,937,500	$(43,253)	$(22,625)	$(20,628)
ITRX.EUR.XOVER.32.V1	5.000%	Quarterly	12/20/24	3.804%	EUR	4,230,000	262,570	554,404	(291,834)

Totals							$219,317	$531,779	$(312,462)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Appreciation
Ukraine Government International Bond 7.750%, 09/01/23	1.000%	Quarterly	06/20/25	MSIP	5.685%	USD	473,000	$(92,279)	$(129,552)	$37,273

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Received	Unrealized Depreciation
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	CGM	40.054%	USD	5,000,000	$(2,523,047)	$(984,121)	$(1,538,926)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	GSI	40.054%	USD	5,000,000	(2,523,047)	(1,024,022)	(1,499,025)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	40.054%	USD	2,500,000	(1,261,523)	(500,693)	(760,830)
CMBX.NA.BB.6	5.000%	Monthly	05/11/63	JPMC	40.054%	USD	5,000,000	(2,523,047)	(1,019,521)	(1,503,526)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	CGM	21.003%	USD	947,000	(296,330)	(81,479)	(214,851)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	CGM	21.003%	USD	1,421,000	(444,652)	(121,647)	(323,005)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	CGM	21.003%	USD	11,500,000	(3,598,519)	(1,014,132)	(2,584,387)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	GSI	21.003%	USD	947,000	(296,330)	(81,090)	(215,240)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	JPMC	21.003%	USD	474,000	(148,323)	(40,578)	(107,745)
CMBX.NA.BBB-6	3.000%	Monthly	05/11/63	JPMC	21.003%	USD	5,485,000	(1,716,337)	(576,356)	(1,139,981)

Totals								$(15,331,155)	$(5,443,639)	$(9,887,516)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(CZK)—	Czech Koruna
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BB)—	Markit North America BB Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(GUKG)—	U.K. Government Bonds Generic Bid Yield
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(IRS)—	Interest Rate Swap

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$555,445,891	$—	$555,445,891
Total Corporate Bonds & Notes*	—	296,967,984	—	296,967,984
Total U.S. Treasury & Government Agencies*	—	51,849,796	—	51,849,796
Total Mortgage-Backed Securities*	—	17,690,978	—	17,690,978
Total Asset-Backed Securities*	—	14,125,530	—	14,125,530
Total Short-Term Investment*	—	32,232,027	—	32,232,027
Securities Lending Reinvestments
Repurchase Agreements	—	1,586,952	—	1,586,952
Mutual Funds	10,300,000	—	—	10,300,000
Total Securities Lending Reinvestments	10,300,000	1,586,952	—	11,886,952
Total Investments	$10,300,000	$969,899,158	$—	$980,199,158

Collateral for Securities Loaned (Liability)	$—	$(11,886,953)	$—	$(11,886,953)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,831,118	$—	$2,831,118
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(3,040,129)	—	(3,040,129)
Total Forward Contracts	$—	$(209,011)	$—	$(209,011)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$843,100	$—	$—	$843,100
Futures Contracts (Unrealized Depreciation)	(849,768)	—	—	(849,768)
Total Futures Contracts	$(6,668)	$—	$—	$(6,668)
Total Written Options at Value	$—	$(215,806)	$—	$(215,806)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,490,211	$—	$2,490,211
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,742,602)	—	(1,742,602)
Total Centrally Cleared Swap Contracts	$—	$747,609	$—	$747,609
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(15,423,434)	$—	$(15,423,434)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

AB International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$980,199,158
Cash	21,183
Cash denominated in foreign currencies (c)	327,743
Cash collateral (d)	17,096,635
Unrealized appreciation on forward foreign currency exchange contracts	2,831,118
Receivable for:
Investments sold	5,921,094
Premium on written options	81,686
Fund shares sold	55,896
Principal paydowns	18,156
Interest	8,315,072
Interest on OTC swap contracts	25,089
Variation margin on centrally cleared swap contracts	255,610

Total Assets	1,015,148,440
Liabilities
Written options at value (e)	215,806
Unrealized depreciation on forward foreign currency exchange contracts	3,040,129
Collateral for securities loaned	11,886,953
OTC swap contracts at market value (f)	15,423,434
Payables for:
Investments purchased	24,950,766
Fund shares redeemed	145,096
Variation margin on futures contracts	86,938
Accrued Expenses:
Management fees	400,463
Distribution and service fees	736
Deferred trustees’ fees	16,555
Other expenses	286,633

Total Liabilities	56,453,509

Net Assets	$958,694,931

Net Assets Consist of:
Paid in surplus	$956,575,469
Distributable earnings (Accumulated losses)	2,119,462

Net Assets	$958,694,931

Net Assets
Class A	$954,918,731
Class B	3,776,200
Capital Shares Outstanding*
Class A	95,446,439
Class B	378,029
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.00
Class B	9.99

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $984,118,335.
(b)	Includes securities loaned at value of $11,636,182.
(c)	Identified cost of cash denominated in foreign currencies was $324,910.
(d)	Includes collateral of $1,130,715 for futures contracts, $3,131,920 for centrally cleared contracts and $12,834,000 for OTC swap contract.
(e)	Premiums received on written options were $171,902.
(f)	Net premium received on OTC swap contracts was $5,573,191.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Interest (a)	$14,560,817
Securities lending income	20,192

Total investment income	14,581,009
Expenses
Management fees	2,430,938
Administration fees	27,068
Custodian and accounting fees	156,210
Distribution and service fees—Class B	3,450
Audit and tax services	47,072
Legal	23,396
Trustees’ fees and expenses	13,814
Shareholder reporting	22,377
Insurance	4,144
Miscellaneous	6,591

Total expenses	2,735,060

Net Investment Income	11,845,949

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments (b)	(3,593,515)
Futures contracts	1,983,058
Written options	96,479
Swap contracts	202,646
Foreign currency transactions	77,080
Forward foreign currency transactions	1,724,255

Net realized gain	490,003

Net change in unrealized appreciation (depreciation) on:
Investments (c)	(27,581,367)
Futures contracts	826,015
Written options	(43,904)
Swap contracts	(10,570,078)
Foreign currency transactions	(136,968)
Forward foreign currency transactions	7,757,774

Net change in unrealized depreciation	(29,748,528)

Net realized and unrealized loss	(29,258,525)

Net Decrease in Net Assets From Operations	$(17,412,576)

(a)	Net of foreign withholding taxes of $57,925.
(b)	Net of foreign capital gains tax of $132,502.
(c)	Includes change in foreign capital gains tax of $70,284.

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

AB International Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(a)
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$11,845,949	$18,336,666
Net realized gain	490,003	13,831,798
Net change in unrealized appreciation (depreciation)	(29,748,528)	16,446,343

Increase (decrease) in net assets from operations	(17,412,576)	48,614,807

From Distributions to Shareholders
Class A	(28,974,998)	0
Class B	(107,771)	0

Total distributions	(29,082,769)	0

Increase (decrease) in net assets from capital share transactions	(4,408,840)	960,984,309

Total increase (decrease) in net assets	(50,904,185)	1,009,599,116

Net Assets
Beginning of period	1,009,599,116	—

End of period	$958,694,931	$1,009,599,116

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019(a)
	Shares	Value	Shares	Value
Class A
Sales	101,406	$958,278	98,769,029	$987,717,046
Reinvestments	2,912,060	28,974,998	0	0
Redemptions	(3,611,042)	(36,567,252)	(2,725,014)	(28,402,821)

Net increase (decrease)	(597,576)	$(6,633,976)	96,044,015	$959,314,225

Class B
Sales	218,261	$2,233,301	170,865	$1,776,239
Reinvestments	10,842	107,771	0	0
Redemptions	(11,742)	(115,936)	(10,197)	(106,155)

Net increase	217,361	$2,225,136	160,668	$1,670,084

Increase (decrease) derived from capital shares transactions		$(4,408,840)		$960,984,309

(a)	Commencement of operations was April 29, 2019.

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

AB International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019(a)

Net Asset Value, Beginning of Period	$10.49		$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.13		0.19
Net realized and unrealized gain (loss)	(0.31)		0.30

Total income (loss) from investment operations	(0.18)		0.49

Less Distributions
Distributions from net investment income	(0.23)		0.00
Distributions from net realized capital gains	(0.08)		0.00

Total distributions	(0.31)		0.00

Net Asset Value, End of Period	$10.00		$10.49

Total Return (%) (c)	(1.68	)(d)(e)	4.90	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.57	(f)	0.59	(f)
Ratio of net investment income to average net assets (%)	2.49	(f)	2.69	(f)
Portfolio turnover rate (%)	67	(d)	68	(d)
Net assets, end of period (in millions)	$954.9		$1,007.9

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019(a)

Net Asset Value, Beginning of Period	$10.49		$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.11		0.18
Net realized and unrealized gain (loss)	(0.30)		0.31

Total income (loss) from investment operations	(0.19)		0.49

Less Distributions
Distributions from net investment income	(0.23)		0.00
Distributions from net realized capital gains	(0.08)		0.00

Total distributions	(0.31)		0.00

Net Asset Value, End of Period	$9.99		$10.49

Total Return (%) (c)	(1.81	)(d)	4.90	(d)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.82	(f)	0.84	(f)
Ratio of net investment income to average net assets (%)	2.18	(f)	2.55	(f)
Portfolio turnover rate (%)	67	(d)	68	(d)
Net assets, end of period (in millions)	$3.8		$1.7

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(f)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series, each of which operates as a distinct investment vehicle of the Trust.

The series included in this report is AB International Bond Portfolio (the “Portfolio”) which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the

BHFTI-24

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-25

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $32,232,027. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $1,586,952. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day.

If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(3,496,015)	$—	$—	$—	$(3,496,015)
Foreign Government	(8,390,938)	—	—	—	(8,390,938)
Total	$(11,886,953)	$—	$—	$—	$(11,886,953)
Total Borrowings	$(11,886,953)	$—	$—	$—	$(11,886,953)
Gross amount of recognized liabilities for securities lending transactions					$(11,886,953)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution

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counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be

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representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$2,490,211	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$891,337
	Unrealized appreciation on futures contracts (b) (c)	843,100	Unrealized depreciation on futures contracts (b) (c)	849,768
			Written options at value	215,806
Credit			OTC swap contracts at market value (d)	15,423,434
			Unrealized depreciation on centrally cleared swap contracts (a) (b)	851,265
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,831,118	Unrealized depreciation on forward foreign currency exchange contracts	3,040,129

Total		$6,164,429		$21,271,739

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest receivable of $25,089.

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Notes to Financial Statements—June 30, 2020—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$18,250	$—	$—	$18,250
Citibank N.A.	336,655	(336,655)	—	—
Goldman Sachs International	649,752	(649,752)	—	—
JPMorgan Chase Bank N.A.	120,285	(120,285)	—	—
Morgan Stanley & Co.	1,487,021	(911,966)	—	575,055
State Street Bank and Trust	219,155	(219,155)	—	—

	$2,831,118	$(2,237,813)	$—	$593,305

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
BNP Paribas S.A.	$124,502	$—	$—	$124,502
Citibank N.A.	745,758	(336,655)	—	409,103
Citigroup Global Markets, Inc.	6,862,548	—	(6,797,000)	65,548
Goldman Sachs International	3,196,698	(649,752)	(2,354,993)	191,953
JPMorgan Chase Bank N.A.	6,140,621	(120,285)	(6,020,336)	—
Morgan Stanley & Co	911,966	(911,966)	—	—
Morgan Stanley & Co. International plc	92,279	—	—	92,279
NetWest Markets plc	30,960	—	—	30,960
Standard Chartered Bank	42,224	—	—	42,224
State Street Bank and Trust	531,813	(219,155)	—	312,658

	$18,679,369	$(2,237,813)	$(15,172,329)	$1,269,227

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$1,724,255	$1,724,255
Futures contracts	1,983,058	—	—	1,983,058
Swap contracts	(458,479)	661,125	—	202,646
Written options	96,479	—	—	96,479

	$1,621,058	$661,125	$1,724,255	$4,006,438

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$7,757,774	$7,757,774
Futures contracts	826,015	—	—	826,015
Swap contracts	2,218,665	(12,788,743)	—	(10,570,078)
Written options	(43,904)	—	—	(43,904)

	$3,000,776	$(12,788,743)	$7,757,774	$(2,030,193)

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For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$587,770,619
Futures contracts long	129,273,139
Futures contracts short	(153,622,410)
Swap contracts	178,148,250
Written options	(23,933,333)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each

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transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

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5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$34,581,887	$584,240,346	$43,431,012	$582,514,573

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$2,430,938	0.520%	First $500 million
	0.500%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. AllianceBernstein L.P. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

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7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$981,142,539

Gross unrealized appreciation	36,561,792
Gross unrealized depreciation	(49,876,009)

Net unrealized appreciation (depreciation)	$(13,314,217)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$28,769,613	$—	$19,863,010	$—	$48,632,623

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-37

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B and C shares of the American Funds Balanced Allocation Portfolio returned -1.19% and -1.24%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 will be remembered by most for a long time to come, and the jury is still out on whether we have seen the worst of it and how permanent the scars will be. The driver of calamity is of course COVID-19, which, as of the end of the reporting period, was still wreaking havoc in large parts of the world, including the U.S. And as if the virus itself was not devastating enough, governments around the world have decreed various degrees of temporary shutdowns of their respective economies, adding to our list of worries an unprecedented drop in economic activity and rise in unemployment.

The drop in economic activity (“GDP”) in the first quarter of 2020 is estimated to have been -5%. However, this number is expected to pale in comparison with the drop in GDP for the second quarter, where the full impact of the economic shutdown that started in late March will be felt. So-called high frequency data on consumer spending, consumer behavior and unemployment has led to wildly different GDP projections, ranging from -25% for the optimists to -40% for the pessimists on an annualized basis (the quarterly number gets multiplied by four). These estimates are based on numbers indicating that private consumption dropped 6.6% in March, and another 12.6% in April, as businesses shut down and consumers were ordered, or at the very least strongly encouraged, to only leave their house for essential needs. The impact on employment was felt immediately and the number of new claims for unemployment is on track to hit an astonishing 50 million by July.

At face value, these numbers draw a picture of an economic meltdown that will exceed even that of the Great Depression, although there are two main differences between now and then. First is the fact that this is the first recession by government decree, as businesses and consumers were forced to change their behavior in response to COVID-19 (although it’s likely that behavior would have changed regardless of government guidelines as the number of new cases continues to rise). As such, the economy, by most measures, was in a healthy condition prior to the shut-down, giving us hope that the recovery in economic activity will be as unprecedented as the drop we have witnessed in the first half of the year. But an economic recovery demands more than hope, which leads us to the second main difference between now and the Great Depression. While the government in 1930 significantly cut spending in response to the crisis, government today has embarked on an unparalleled spending spree in form of nearly $2.9 trillion (13.5% of GDP, or 54% annualized for comparison with GDP projections above) worth of fiscal stimulus directly to consumers and business.

The actions by the government has resulted in national personal income in April and May being 8.3% and 3.8% higher, respectively, than income levels in February, despite the extraordinary rise in unemployment. But while income levels, on average, are yet to be negatively impacted, consumers are still unwilling and/or unable to spend like they used to, and the economy will sooner or later be forced to stand on its own as government stimulus runs out. What that eventually will look like is anyone’s guess at this point, but we can at least find a glimmer of hope in data indicating that perhaps economic activity bottomed out in April, as more businesses were reopening than shutting down, and as consumers find new ways of spending money like online shopping and home improvements. And finally, it is worth noting that while close to 50 million people lost their job, “only” around 20 million people are still filing for unemployment, indicating that 30 million people have gone back to work.

In the end though, the eventual economic outcome is directly tied to the degree to which we can handle COVID-19 itself. Concerningly, it has proven more difficult to fight the virus in the U.S. than what some had expected when comparing to countries in Europe and Asia. As such, we believe investors should brace themselves for a continuation of the extreme volatility we experienced over the first half of the year, which included the fastest drop of 30% for the S&P 500 Index ever experienced, followed by one of the fastest recoveries, led by technology stocks. As such, the S&P 500 Index, after having faced the worst drop in economic activity in history, was down just 3.1% over the first six months of the year, and large capitalization growth stocks, as measured by the Russell 1000 Growth Index, were up 9.8%. Small Capitalization stocks, as measured by the Russell 2000 Index, however, were down 13.0% for the year to date period ending June 30, 2020. Foreign Developed and Emerging Markets equities as measured by MSCI EAFE Index and the MSCI Emerging Markets Index, were down 11.3% and 9.8% respectively.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The American Funds Balanced Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (AFIS or “IS”) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 35% to fixed income and 65% to equities.

Over the six-month period, the Portfolio outperformed the Dow Jones Moderate Index. The Portfolio primarily outperformed due to an overweight to U.S. Large Cap equities, an underweight to Emerging Markets equities, and strong performance from the underlying fixed income and domestic equity funds.

Contributions from the domestic equity funds to relative performance were positive for the period. The strongest performer was the American Funds IS Growth Fund, which outperformed its benchmark by 15.2%. The fund benefitted from security selection within Consumer Discretionary, Communication Services, Healthcare and Technology, as well as underweights to Financials, Energy and Industrials. Another strong performer was the American Funds AM-

BHFTI-1

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

CAP Fund, which outperformed its benchmark by 5.1%. Security selection within Communication Services, Healthcare, Financials and Industrials all supported returns, as did an underweight to Financials and an overweight to Healthcare. The American Funds IS Blue Chip Income & Growth, on the other hand, underperformed its benchmark by 5.2% for the period. The biggest detractors from performance were an overweight to Energy and an underweight to Technology, but security selection within Energy, Consumer Discretionary and Consumer Staples dampened returns as well.

The international equity funds added to relative performance. The biggest detractor, however, was the American Funds IS International Growth and Income Fund, which underperformed its benchmark by 4.1%. The underperformance was primarily a result of security selection within Industrials, Healthcare, Consumer Discretionary and Energy, as well as underweights to Technology, Communication Services and Consumer Discretionary. At the other end of the spectrum was the American Funds IS Global Small Cap Fund, which outperformed its benchmark by 9.7%. The main drivers of performance were security selection within Technology, Consumer Discretionary and Industrials. Overweights to Technology and Healthcare and an underweight to Financials contributed to returns as well.

Contribution from fixed income was positive over the six-month period. The strongest performer was the American Funds U.S. Government Securities Fund, which outperformed its benchmark by 2.5%. The fund’s overweight duration exposure within the 2-4 years range was the biggest contributor to returns, but sector allocation and security selection within the securitized sector was beneficial as well. The American Funds IS Capital World Bond, on the other hand, underperformed its benchmark by 0.8%. Security selection was the main driver of positive relative results. Country and market allocation decisions were also additive to comparative results. Results from the portfolio’s exposure to the dollar complex were neutral to positive, with modest relative gains from an underweight to the Australian dollar. Finally, within emerging markets, positive carry from an off-benchmark allocation to the Egyptian pound benefited results.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
American Funds Balanced Allocation Portfolio
Class B	-1.19	5.62	6.98	9.07
Class C	-1.24	5.41	6.68	8.75
Dow Jones Moderate Index	-3.66	1.99	5.47	7.51

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
American Funds Bond Fund (Class 1)	11.9
American Funds U.S. Government/AAA-Rated Securities Fund (Class 1)	10.1
American Funds Growth Fund (Class 1)	9.5
American Funds Growth-Income Fund (Class 1)	9.2
American Funds AMCAP Fund (Class R-6)	8.3
American Funds Fundamental Investors Fund (Class R-6)	8.1
American Funds International Growth and Income Fund (Class 1)	8.1
American Funds Blue Chip Income and Growth Fund (Class 1)	8.0
American Funds American Mutual Fund (Class R-6)	7.9
American Funds International Fund (Class 1)	6.1

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	51.0
Investment Grade Fixed Income	22.0
International Developed Market Equities	14.2
High Yield Fixed Income	3.9
Global Fixed Income	3.8
Global Equities	3.1
Emerging Market Equities	2.1

BHFTI-3

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Balanced Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.32%	$1,000.00	$988.10	$1.58
	Hypothetical*	0.32%	$1,000.00	$1,023.27	$1.61

Class C (a)	Actual	0.62%	$1,000.00	$987.60	$3.06
	Hypothetical*	0.62%	$1,000.00	$1,021.78	$3.12

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,631,411	$362,637,434
American Funds American Mutual Fund (Class R-6)	8,677,341	344,924,304
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	28,624,337	350,361,889
American Funds Bond Fund (Class 1) (a)	44,556,650	523,095,073
American Funds Fundamental Investors Fund (Class R-6)	6,187,291	354,593,667
American Funds Global Bond Fund (Class 1) (a)	13,765,925	167,118,334
American Funds Global Small Capitalization Fund (Class 1) (a)	5,647,792	137,241,349
American Funds Growth Fund (Class 1)	4,702,807	416,668,723
American Funds Growth-Income Fund (Class 1)	8,464,854	401,234,062
American Funds High-Income Trust Fund (Class R-6) (a)	18,428,863	170,466,981
American Funds International Fund (Class 1) (a)	14,495,579	267,878,294
American Funds International Growth and Income Fund (Class 1) (a)	22,995,728	354,134,218
American Funds New World Fund (Class 1)	3,733,382	91,430,525

Investment Company Securities—(Continued)
American Funds U.S. Government/AAA-Rated Securities Fund (Class 1)	29,739,947	443,422,614

Total Mutual Funds (Cost $4,021,601,887)		4,385,207,467

Total Investments—100.1% (Cost $4,021,601,887)		4,385,207,467
Other assets and liabilities (net)—(0.1)%		(2,431,846)

Net Assets—100.0%		$4,382,775,621

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,385,207,467	$—	$—	$4,385,207,467
Total Investments	$4,385,207,467	$—	$—	$4,385,207,467

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$2,414,911,329
Affiliated investments at value (b)	1,970,296,138
Receivable for:
Investments sold	209,069
Affiliated investments sold	42,441
Fund shares sold	678,166
Dividends	1,251,346

Total Assets	4,387,388,489
Liabilities
Payables for:
Investments purchased	1,258,085
Affiliated investments purchased	5,781
Fund shares redeemed	917,156
Accrued Expenses:
Management fees	210,198
Distribution and service fees	1,971,395
Deferred trustees’ fees	148,279
Other expenses	101,974

Total Liabilities	4,612,868

Net Assets	$4,382,775,621

Net Assets Consist of:
Paid in surplus	$3,919,314,247
Distributable earnings (Accumulated losses)	463,461,374

Net Assets	$4,382,775,621

Net Assets
Class B	$10,942,917
Class C	4,371,832,704
Capital Shares Outstanding*
Class B	1,156,579
Class C	465,266,787
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.46
Class C	9.40

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,112,074,511.
(b)	Identified cost of affiliated investments was $1,909,527,376.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$10,560,436
Dividends from Affiliated Underlying Portfolios	7,982,493

Total investment income	18,542,929
Expenses
Management fees	1,260,078
Administration fees	15,166
Custodian and accounting fees	13,644
Distribution and service fees—Class B	12,708
Distribution and service fees—Class C	11,781,675
Audit and tax services	16,119
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	41,064
Insurance	15,944
Miscellaneous	16,097

Total expenses	13,209,985

Net Investment Income	5,332,944

Net Realized and Unrealized Gain (Loss)
Net realized gain on:
Investments	17,643,586
Affiliated investments	6,807,232
Capital gain distributions from Underlying Portfolios	53,465,939
Capital gain distributions from affiliated investments	20,705,409

Net realized gain	98,622,166

Net change in unrealized depreciation on:
Investments	(91,579,360)
Affiliated investments	(82,966,339)

Net change in unrealized depreciation	(174,545,699)

Net realized and unrealized loss	(75,923,533)

Net Decrease in Net Assets From Operations	$(70,590,589)

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$5,332,944	$67,344,935
Net realized gain	98,622,166	263,321,537
Net change in unrealized appreciation (depreciation)	(174,545,699)	474,923,666

Increase (decrease) in net assets from operations	(70,590,589)	805,590,138

From Distributions to Shareholders
Class B	(846,857)	(910,094)
Class C	(329,856,998)	(402,386,185)

Total distributions	(330,703,855)	(403,296,279)

Increase (decrease) in net assets from capital share transactions	127,615,601	(33,887,078)

Total increase (decrease) in net assets	(273,678,843)	368,406,781

Net Assets
Beginning of period	4,656,454,464	4,288,047,683

End of period	$4,382,775,621	$4,656,454,464

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	70,898	$688,610	111,978	$1,117,318
Reinvestments	90,476	846,857	95,498	910,094
Redemptions	(37,047)	(369,428)	(105,106)	(1,045,664)

Net increase	124,327	$1,166,039	102,370	$981,748

Class C
Sales	6,283,672	$61,002,727	9,762,264	$96,925,459
Reinvestments	35,468,494	329,856,998	42,490,621	402,386,185
Redemptions	(27,378,578)	(264,410,163)	(53,712,183)	(534,180,470)

Net increase (decrease)	14,373,588	$126,449,562	(1,459,298)	$(34,868,826)

Increase (decrease) derived from capital shares transactions		$127,615,601		$(33,887,078)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.39		$9.54	$10.67	$9.76	$10.07	$10.84

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.18	0.17	0.16	0.15	0.16
Net realized and unrealized gain (loss)	(0.16)		1.63	(0.54)	1.46	0.60	(0.17)

Total income (loss) from investment operations	(0.13)		1.81	(0.37)	1.62	0.75	(0.01)

Less Distributions
Distributions from net investment income	(0.21)		(0.22)	(0.19)	(0.19)	(0.20)	(0.19)
Distributions from net realized capital gains	(0.59)		(0.74)	(0.57)	(0.52)	(0.86)	(0.57)

Total distributions	(0.80)		(0.96)	(0.76)	(0.71)	(1.06)	(0.76)

Net Asset Value, End of Period	$9.46		$10.39	$9.54	$10.67	$9.76	$10.07

Total Return (%) (b)	(1.19	)(c)	19.88	(3.95)	17.19	8.04	(0.33)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.31	0.31	0.31	0.31
Ratio of net investment income to average net assets (%) (f)	0.55	(e)	1.84	1.64	1.55	1.55	1.49
Portfolio turnover rate (%)	18	(c)	6	7	6	8	9
Net assets, end of period (in millions)	$10.9		$10.7	$8.9	$9.7	$8.3	$7.1

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.30		$9.46	$10.59	$9.69	$9.99	$10.76

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.15	0.14	0.12	0.12	0.11
Net realized and unrealized gain (loss)	(0.14)		1.62	(0.54)	1.46	0.61	(0.16)

Total income (loss) from investment operations	(0.13)		1.77	(0.40)	1.58	0.73	(0.05)

Less Distributions
Distributions from net investment income	(0.18)		(0.19)	(0.16)	(0.16)	(0.17)	(0.15)
Distributions from net realized capital gains	(0.59)		(0.74)	(0.57)	(0.52)	(0.86)	(0.57)

Total distributions	(0.77)		(0.93)	(0.73)	(0.68)	(1.03)	(0.72)

Net Asset Value, End of Period	$9.40		$10.30	$9.46	$10.59	$9.69	$9.99

Total Return (%) (b)	(1.24	)(c)	19.53	(4.31)	16.86	7.81	(0.71)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62	(e)	0.62	0.61	0.61	0.61	0.61
Ratio of net investment income to average net assets (%) (f)	0.25	(e)	1.49	1.36	1.22	1.28	1.05
Portfolio turnover rate (%)	18	(c)	6	7	6	8	9
Net assets, end of period (in millions)	$4,371.8		$4,645.7	$4,279.2	$4,960.9	$4,605.4	$4,522.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Balanced Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to distributions received from Underlying Portfolios. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-9

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$786,529,942	$0	$931,010,666

BHFTI-10

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average daily net assets
$1,260,078	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
American Funds Blue Chip Income and Growth Fund (Class 1)	$379,413,512	$12,823,590	$(5,517,101)	$1,095,247	$(37,453,359)	$350,361,889
American Funds Bond Fund (Class 1)	579,575,901	7,994,842	(92,636,381)	5,996,186	22,164,525	523,095,073
American Funds Global Bond Fund (Class 1)	134,161,156	37,510,370	(5,166,989)	75,861	537,936	167,118,334
American Funds Global Small Capitalization Fund (Class 1)	142,250,643	14,487,687	(6,929,412)	920,531	(13,488,100)	137,241,349

BHFTI-11

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
American Funds High-Income Bond Fund (Class 1)	$183,671,613	$71,766	$(165,682,235)	$(33,762,119)	$15,700,975	$—
American High-Income Trust (Class R-6)	—	163,017,461	(30,309)	(69)	7,479,898	170,466,981
American Funds International Fund (Class 1)	284,149,708	19,904,208	(6,084,756)	321,102	(30,411,968)	267,878,294
American Funds International Growth and Income Fund (Class 1)*	382,026,058	33,004,439	(5,981,054)	463,540	(55,378,765)	354,134,218
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	487,596,437	1,776,100	(528,952,009)	31,696,953	7,882,519	—

	$2,572,845,028	$290,590,463	$(816,980,246)	$6,807,232	$(82,966,339)	$1,970,296,138

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Affiliated Underlying Portfolio as of June 30, 2020. The most recent Annual Report of the Affiliated Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2020
American Funds Blue Chip Income and Growth Fund (Class 1)	$4,308,023	$1,608,816	28,624,337
American Funds Bond Fund (Class 1)	4,959,531	2,372,141	44,556,650
American Funds Global Bond Fund (Class 1)	2,853,793	376,636	13,765,925
American Funds Global Small Capitalization Fund (Class 1)	8,584,062	288,056	5,647,792
American High-Income Trust (Class R-6)	—	1,765,127	18,428,863
American Funds International Fund (Class 1)	—	639,798	14,495,579
American Funds International Growth and Income Fund (Class 1)**	—	931,919	22,995,728

	$20,705,409	$7,982,493

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$4,024,790,540

Gross unrealized appreciation	372,215,077
Gross unrealized depreciation	(11,798,150)

Net unrealized appreciation (depreciation)	$360,416,927

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$81,468,924	$69,458,018	$321,827,355	$252,774,682	$403,296,279	$322,232,700

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$76,424,585	$253,522,537	$534,962,626	$—	$864,909,748

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-12

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-13

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B and C shares of the American Funds Growth Allocation Portfolio returned -3.55% and -3.70%, respectively. The Portfolio’s benchmark, the Dow Jones Moderately Aggressive Index1, returned -5.95%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 will be remembered by most for a long time to come, and the jury is still out on whether we have seen the worst of it and how permanent the scars will be. The driver of calamity is of course COVID-19, which, as of the end of the reporting period, was still wreaking havoc in large parts of the world, including the U.S. And as if the virus itself was not devastating enough, governments around the world have decreed various degrees of temporary shutdowns of their respective economies, adding to our list of worries an unprecedented drop in economic activity and rise in unemployment.

The drop in economic activity (“GDP”) in the first quarter of 2020 is estimated to have been -5%. However, this number is expected to pale in comparison with the drop in GDP for the second quarter, where the full impact of the economic shutdown that started in late March will be felt. So-called high frequency data on consumer spending, consumer behavior and unemployment has led to wildly different GDP projections, ranging from -25% for the optimists to -40% for the pessimists on an annualized basis (the quarterly number gets multiplied by four). These estimates are based on numbers indicating that private consumption dropped 6.6% in March, and another 12.6% in April, as businesses shut down and consumers were ordered, or at the very least strongly encouraged, to only leave their house for essential needs. The impact on employment was felt immediately and the number of new claims for unemployment is on track to hit an astonishing 50 million by July.

At face value, these numbers draw a picture of an economic meltdown that will exceed even that of the Great Depression, although there are two main differences between now and then. First is the fact that this is the first recession by government decree, as businesses and consumers were forced to change their behavior in response to COVID-19 (although it’s likely that behavior would have changed regardless of government guidelines as the number of new cases continues to rise). As such, the economy, by most measures, was in a healthy condition prior to the shut-down, giving us hope that the recovery in economic activity will be as unprecedented as the drop we have witnessed in the first half of the year. But an economic recovery demands more than hope, which leads us to the second main difference between now and the Great Depression. While the government in 1930 significantly cut spending in response to the crisis, government today has embarked on an unparalleled spending spree in form of nearly $2.9 trillion (13.5% of GDP, or 54% annualized for comparison with GDP projections above) worth of fiscal stimulus directly to consumers and business.

The actions by the government has resulted in national personal income in April and May being 8.3% and 3.8% higher, respectively, than income levels in February, despite the extraordinary rise in unemployment. But while income levels, on average, are yet to be negatively impacted, consumers are still unwilling and/or unable to spend like they used to, and the economy will sooner or later be forced to stand on its own as government stimulus runs out. What that eventually will look like is anyone’s guess at this point, but we can at least find a glimmer of hope in data indicating that perhaps economic activity bottomed out in April, as more businesses were reopening than shutting down, and as consumers find new ways of spending money like online shopping and home improvements. And finally, it is worth noting that while close to 50 million people lost their job, “only” around 20 million people are still filing for unemployment, indicating that 30 million people have gone back to work.

In the end though, the eventual economic outcome is directly tied to the degree to which we can handle COVID-19 itself. Concerningly, it has proven more difficult to fight the virus in the U.S. than what some had expected when comparing to countries in Europe and Asia. As such, we believe investors should brace themselves for a continuation of the extreme volatility we experienced over the first half of the year, which included the fastest drop of 30% for the S&P 500 Index ever experienced, followed by one of the fastest recoveries, led by technology stocks. As such, the S&P 500 Index, after having faced the worst drop in economic activity in history, was down just 3.1% over the first six months of the year, and large capitalization growth stocks, as measured by the Russell 1000 Growth Index, were up 9.8%. Small Capitalization stocks, as measured by the Russell 2000 Index, however, were down 13.0% for the year to date period ending June 30, 2020. Foreign Developed and Emerging Markets equities as measured by MSCI EAFE Index and the MSCI Emerging Markets Index, were down 11.3% and 9.8% respectively.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The American Funds Growth Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (AFIS or “IS”) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 15% to fixed income and 85% to equities.

Over the six-month period, the Portfolio outperformed the Dow Jones Moderately Aggressive Index. The Portfolio primarily outperformed due to an overweight to U.S. Large Cap equities, an underweight to Emerging Markets equities, and strong performance from the domestic equity and international equity funds.

Contributions from the domestic equity funds to relative performance were positive for the period. The strongest performer was the American Funds IS Growth Fund, which outperformed its benchmark by 15.2%. The fund benefitted from security selection within Consumer Discretionary, Communication Services, Healthcare and Technology, as well as underweights to Financials, Energy and Industrials. Another strong performer was the American Funds AM-

BHFTI-1

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

CAP Fund, which outperformed its benchmark by 5.1%. Security selection within Communication Services, Healthcare, Financials and Industrials all supported returns, as did an underweight to Financials and an overweight to Healthcare. The American Funds IS Blue Chip Income & Growth, on the other hand, underperformed its benchmark by 5.2% for the period. The biggest detractors from performance were an overweight to Energy and an underweight to Technology, but security selection within Energy, Consumer Discretionary and Consumer Staples dampened returns as well.

The international equity funds added to relative performance as well. The biggest detractor, however, was the American Funds IS International Growth and Income Fund, which underperformed its benchmark by 4.1%. The underperformance was primarily a result of security selection within Industrials, Healthcare, Consumer Discretionary and Energy, as well as underweights to Technology, Communication Services and Consumer Discretionary. At the other end of the spectrum was the American Funds IS Global Small Cap Fund, which outperformed its benchmark by 9.7%. The main drivers of performance were security selection within Technology, Consumer Discretionary and Industrials. Overweights to Technology and Healthcare and an underweight to Financials contributed to returns as well.

Contribution from fixed income was negative over the six-month period. The strongest performer was the American Funds U.S. Government Securities Fund, which outperformed its benchmark by 2.5%. The fund’s overweight duration exposure within the 2-4 years range was the biggest contributor to returns, but sector allocation and security selection within the securitized sector was beneficial as well. The American Funds IS Capital World Bond, on the other hand, underperformed its benchmark by 0.8%. Security selection was the main driver of positive relative results. Country and market allocation decisions were also additive to comparative results. Results from the portfolio’s exposure to the dollar complex were neutral to positive, with modest relative gains from an underweight to the Australian dollar. Finally, within emerging markets, positive carry from an off-benchmark allocation to the Egyptian pound benefited results.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderately Aggressive Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk combination will have 80% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATELY AGGRESSIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
American Funds Growth Allocation Portfolio
Class B	-3.55	4.62	7.70	10.51
Class C	-3.70	4.32	7.38	10.17
Dow Jones Moderately Aggressive Index	-5.95	0.81	5.88	8.89

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
American Funds AMCAP Fund (Class R-6)	12.3
American Funds Growth Fund (Class 1)	11.5
American Funds Fundamental Investors Fund (Class R-6)	11.1
American Funds Growth-Income Fund (Class 1)	10.2
American Funds Blue Chip Income and Growth Fund (Class 1)	10.0
American Funds American Mutual Fund (Class R-6)	9.8
American Funds International Growth and Income Fund (Class 1)	9.7
American Funds International Fund (Class 1)	7.9
American Funds Global Small Capitalization Fund (Class 1)	5.1
American Funds New World Fund (Class 1)	3.1

BHFTI-3

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Growth Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.74%	$1,000.00	$964.50	$3.61
	Hypothetical*	0.74%	$1,000.00	$1,021.18	$3.72

Class C (a)	Actual	1.04%	$1,000.00	$963.00	$5.08
	Hypothetical*	1.04%	$1,000.00	$1,019.69	$5.22

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	10,259,918	$349,965,798
American Funds American Mutual Fund (Class R-6)	6,991,420	277,908,956
American Funds Blue Chip Income and Growth Fund (Class 1) (a)	23,213,171	284,129,216
American Funds Bond Fund (Class 1)	7,068,148	82,980,059
American Funds Fundamental Investors Fund (Class R-6)	5,519,231	316,307,142
American Funds Global Bond Fund (Class 1) (a)	6,477,837	78,640,941
American Funds Global Small Capitalization Fund (Class 1) (a)	6,012,117	146,094,453
American Funds Growth Fund (Class 1)	3,673,563	325,477,662
American Funds Growth-Income Fund (Class 1)	6,085,253	288,440,984
American Funds High-Income Trust Fund (Class R-6)	8,630,043	79,827,896
American Funds International Fund (Class 1)	12,129,736	224,157,525
American Funds International Growth and Income Fund (Class 1) (a)	17,928,530	276,099,368
American Funds New World Fund (Class 1)	3,578,445	87,636,110

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	1,707,526	25,459,218

Total Mutual Funds (Cost $2,561,982,834)		2,843,125,328

Total Investments—100.1% (Cost $2,561,982,834)		2,843,125,328
Other assets and liabilities (net)—(0.1)%		(1,649,061)

Net Assets—100.0%		$2,841,476,267

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,843,125,328	$—	$—	$2,843,125,328
Total Investments	$2,843,125,328	$—	$—	$2,843,125,328

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$2,058,161,350
Affiliated investments at value (b)	784,963,978
Receivable for:
Investments sold	256,670
Affiliated investments sold	35,286
Fund shares sold	501,844
Dividends	440,447

Total Assets	2,844,359,575
Liabilities
Payables for:
Investments purchased	440,447
Fund shares redeemed	793,800
Accrued Expenses:
Management fees	146,934
Distribution and service fees	1,271,698
Deferred trustees’ fees	148,279
Other expenses	82,150

Total Liabilities	2,883,308

Net Assets	$2,841,476,267

Net Assets Consist of:
Paid in surplus	$2,497,949,321
Distributable earnings (Accumulated losses)	343,526,946

Net Assets	$2,841,476,267

Net Assets
Class B	$26,812,166
Class C	2,814,664,101
Capital Shares Outstanding*
Class B	3,040,492
Class C	322,464,381
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.82
Class C	8.73

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,783,888,563.
(b)	Identified cost of affiliated investments was $778,094,271.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$9,766,820
Dividends from Affiliated Underlying Portfolios	2,508,269

Total investment income	12,275,089
Expenses
Management fees	881,827
Administration fees	15,166
Custodian and accounting fees	13,644
Distribution and service fees—Class B	31,491
Distribution and service fees—Class C	7,579,584
Audit and tax services	16,119
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	27,504
Insurance	10,358
Miscellaneous	12,034

Total expenses	8,625,217

Net Investment Income	3,649,872

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	39,648,527
Affiliated investments	(14,422,181)
Capital gain distributions from Underlying Portfolios	27,522,608
Capital gain distributions from affiliated investments	13,932,125

Net realized gain	66,681,079

Net change in unrealized depreciation on:
Investments	(106,362,742)
Affiliated investments	(85,867,789)

Net change in unrealized depreciation	(192,230,531)

Net realized and unrealized loss	(125,549,452)

Net Decrease in Net Assets From Operations	$(121,899,580)

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,649,872	$37,425,157
Net realized gain	66,681,079	232,257,112
Net change in unrealized appreciation (depreciation)	(192,230,531)	357,090,237

Increase (decrease) in net assets from operations	(121,899,580)	626,772,506

From Distributions to Shareholders
Class B	(2,514,648)	(2,638,865)
Class C	(263,307,426)	(298,522,932)

Total distributions	(265,822,074)	(301,161,797)

Increase in net assets from capital share transactions	126,828,206	430,967

Total increase (decrease) in net assets	(260,893,448)	326,041,676

Net Assets
Beginning of period	3,102,369,715	2,776,328,039

End of period	$2,841,476,267	$3,102,369,715

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	132,947	$1,196,411	194,195	$1,875,021
Reinvestments	288,708	2,514,648	289,349	2,638,865
Redemptions	(88,550)	(830,682)	(292,271)	(2,815,672)

Net increase	333,105	$2,880,377	191,273	$1,698,214

Class C
Sales	6,434,696	$57,890,811	7,769,752	$74,683,168
Reinvestments	30,546,105	263,307,426	33,059,018	298,522,932
Redemptions	(21,739,327)	(197,250,408)	(39,174,974)	(374,473,347)

Net increase	15,241,474	$123,947,829	1,653,796	$(1,267,247)

Increase derived from capital shares transactions		$126,828,206		$430,967

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.12		$9.10	$10.36	$9.23	$9.57	$10.43

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.15	0.15	0.14	0.13	0.13
Net realized and unrealized gain (loss)	(0.39)		1.92	(0.65)	1.78	0.68	(0.14)

Total income (loss) from investment operations	(0.37)		2.07	(0.50)	1.92	0.81	(0.01)

Less Distributions
Distributions from net investment income	(0.19)		(0.20)	(0.16)	(0.15)	(0.16)	(0.17)
Distributions from net realized capital gains	(0.74)		(0.85)	(0.60)	(0.64)	(0.99)	(0.68)

Total distributions	(0.93)		(1.05)	(0.76)	(0.79)	(1.15)	(0.85)

Net Asset Value, End of Period	$8.82		$10.12	$9.10	$10.36	$9.23	$9.57

Total Return (%) (b)	(3.55	)(c)	24.05	(5.52)	21.71	9.28	(0.51)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.32	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (f)	0.51	(e)	1.59	1.50	1.44	1.43	1.28
Portfolio turnover rate (%)	7	(c)	7	8	7	9	8
Net assets, end of period (in millions)	$26.8		$27.4	$22.9	$24.4	$20.1	$19.3

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.01		$9.01	$10.26	$9.15	$9.49	$10.34

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.12	0.12	0.11	0.11	0.09
Net realized and unrealized gain (loss)	(0.40)		1.90	(0.64)	1.77	0.67	(0.12)

Total income (loss) from investment operations	(0.39)		2.02	(0.52)	1.88	0.78	(0.03)

Less Distributions
Distributions from net investment income	(0.15)		(0.17)	(0.13)	(0.13)	(0.13)	(0.14)
Distributions from net realized capital gains	(0.74)		(0.85)	(0.60)	(0.64)	(0.99)	(0.68)

Total distributions	(0.89)		(1.02)	(0.73)	(0.77)	(1.12)	(0.82)

Net Asset Value, End of Period	$8.73		$10.01	$9.01	$10.26	$9.15	$9.49

Total Return (%) (b)	(3.70	)(c)	23.64	(5.77)	21.34	8.96	(0.76)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.62	(e)	0.62	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%) (f)	0.26	(e)	1.25	1.14	1.10	1.19	0.92
Portfolio turnover rate (%)	7	(c)	7	8	7	9	8
Net assets, end of period (in millions)	$2,814.7		$3,075.0	$2,753.4	$3,215.6	$2,844.4	$2,816.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Growth Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus.

These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-9

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, excluding the short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$200,588,106	$0	$294,641,130

BHFTI-10

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average daily net assets
$881,827	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
American Funds Blue Chip Income and Growth Fund (Class 1)	$312,898,466	$5,259,763	$(3,521,209)	$574,155	$(31,081,959)	$284,129,216
American Funds Global Bond Fund (Class 1)	58,105,537	27,320,483	(7,078,015)	(291,635)	584,571	78,640,941
American Funds Global Small Capitalization Fund (Class 1)	156,125,248	9,920,153	(5,625,990)	1,598,422	(15,923,380)	146,094,453
American Funds High-Income Bond Fund (Class 1)	89,655,137	215,894	(81,050,057)	(16,420,892)	7,599,918	—
American Funds International Growth and Income Fund (Class 1)*	313,515,736	11,295,438	(1,782,636)	117,769	(47,046,939)	276,099,368

	$930,300,124	$54,011,731	$(99,057,907)	$(14,422,181)	$(85,867,789)	$784,963,978

BHFTI-11

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

*	The Portfolio had ownership of at least 25% of the outstanding voting securities of the Affiliated Underlying Portfolio as of June 30, 2020. The most recent Annual Report of the Affiliated Underlying Portfolio is available without charge, upon request, by calling (800) 848-3854 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2020
American Funds Blue Chip Income and Growth Fund (Class 1)	$3,492,602	$1,304,301	23,213,171
American Funds Global Bond Fund (Class 1)	1,330,550	175,603	6,477,837
American Funds Global Small Capitalization Fund (Class 1)	9,108,973	305,671	6,012,117
American Funds International Growth and Income Fund (Class 1)**	—	722,694	17,928,530

	$13,932,125	$2,508,269

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,569,029,346

Gross unrealized appreciation	293,974,935
Gross unrealized depreciation	(19,878,953)

Net unrealized appreciation (depreciation)	$274,095,982

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$50,313,881	$38,186,387	$250,847,916	$182,389,459	$301,161,797	$220,575,846

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$45,250,033	$219,825,987	$466,326,513	$—	$731,402,533

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-12

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-13

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B and C shares of the American Funds Moderate Allocation Portfolio returned 0.22% and 0.09%, respectively. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 will be remembered by most for a long time to come, and the jury is still out on whether we have seen the worst of it and how permanent the scars will be. The driver of calamity is of course COVID-19, which, as of the end of the reporting period, was still wreaking havoc in large parts of the world, including the U.S. And as if the virus itself was not devastating enough, governments around the world have decreed various degrees of temporary shutdowns of their respective economies, adding to our list of worries an unprecedented drop in economic activity and rise in unemployment.

The drop in economic activity (“GDP”) in the first quarter of 2020 is estimated to have been -5%. However, this number is expected to pale in comparison with the drop in GDP for the second quarter, where the full impact of the economic shutdown that started in late March will be felt. So-called high frequency data on consumer spending, consumer behavior and unemployment has led to wildly different GDP projections, ranging from -25% for the optimists to -40% for the pessimists on an annualized basis (the quarterly number gets multiplied by four). These estimates are based on numbers indicating that private consumption dropped 6.6% in March, and another 12.6% in April, as businesses shut down and consumers were ordered, or at the very least strongly encouraged, to only leave their house for essential needs. The impact on employment was felt immediately and the number of new claims for unemployment is on track to hit an astonishing 50 million by July.

At face value, these numbers draw a picture of an economic meltdown that will exceed even that of the Great Depression, although there are two main differences between now and then. First is the fact that this is the first recession by government decree, as businesses and consumers were forced to change their behavior in response to COVID-19 (although it’s likely that behavior would have changed regardless of government guidelines as the number of new cases continues to rise). As such, the economy, by most measures, was in a healthy condition prior to the shut-down, giving us hope that the recovery in economic activity will be as unprecedented as the drop we have witnessed in the first half of the year. But an economic recovery demands more than hope, which leads us to the second main difference between now and the Great Depression. While the government in 1930 significantly cut spending in response to the crisis, government today has embarked on an unparalleled spending spree in form of nearly $2.9 trillion (13.5% of GDP, or 54% annualized for comparison with GDP projections above) worth of fiscal stimulus directly to consumers and business.

The actions by the government has resulted in national personal income in April and May being 8.3% and 3.8% higher, respectively, than income levels in February, despite the extraordinary rise in unemployment. But while income levels, on average, are yet to be negatively impacted, consumers are still unwilling and/or unable to spend like they used to, and the economy will sooner or later be forced to stand on its own as government stimulus runs out. What that eventually will look like is anyone’s guess at this point, but we can at least find a glimmer of hope in data indicating that perhaps economic activity bottomed out in April, as more businesses were reopening than shutting down, and as consumers find new ways of spending money like online shopping and home improvements. And finally, it is worth noting that while close to 50 million people lost their job, “only” around 20 million people are still filing for unemployment, indicating that 30 million people have gone back to work.

In the end though, the eventual economic outcome is directly tied to the degree to which we can handle COVID-19 itself. Concerningly, it has proven more difficult to fight the virus in the U.S. than what some had expected when comparing to countries in Europe and Asia. As such, we believe investors should brace themselves for a continuation of the extreme volatility we experienced over the first half of the year, which included the fastest drop of 30% for the S&P 500 Index ever experienced, followed by one of the fastest recoveries, led by technology stocks. As such, the S&P 500 Index, after having faced the worst drop in economic activity in history, was down just 3.1% over the first six months of the year, and large capitalization growth stocks, as measured by the Russell 1000 Growth Index, were up 9.8%. Small Capitalization stocks, as measured by the Russell 2000 Index, however, were down 13.0% for the year to date period ending June 30, 2020. Foreign Developed and Emerging Markets equities as measured by MSCI EAFE Index and the MSCI Emerging Markets Index, were down 11.3% and 9.8% respectively.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The American Funds Moderate Allocation Portfolio invested all its assets in funds of the American Funds Insurance Series (AFIS or “IS”) and American Funds retail mutual funds to maintain a broad asset allocation of approximately 50% to fixed income and 50% to equities.

Over the six-month period, the Portfolio outperformed the Dow Jones Moderate Index. The Portfolio primarily outperformed due to its strategic 10% overweight to fixed income versus the benchmark, but it also benefitted from underlying fixed income and domestic equity fund performance.

Contributions from the domestic equity funds to relative performance were positive for the period. The strongest performer was the American Funds IS Growth Fund, which outperformed its benchmark by 15.2%. The fund benefitted from security selection within Consumer Discretionary, Communication Services, Healthcare and Technology, as well as underweights to Financials, Energy and Industrials. Another strong performer was the American Funds AM-

BHFTI-1

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

CAP Fund, which outperformed its benchmark by 5.1%. Security selection within Communication Services, Healthcare, Financials and Industrials all supported returns, as did an underweight to Financials and an overweight to Healthcare. The American Funds IS Blue Chip Income & Growth, on the other hand, underperformed its benchmark by 5.2% for the period. The biggest detractors from performance were an overweight to Energy and an underweight to Technology, but security selection within Energy, Consumer Discretionary and Consumer Staples dampened returns as well.

The international equity funds detracted from relative performance. The biggest detractor was the American Funds IS International Growth and Income Fund, which underperformed its benchmark by 4.1%. The underperformance was primarily a result of security selection within Industrials, Healthcare, Consumer Discretionary and Energy, as well as underweights to Technology, Communication Services and Consumer Discretionary. At the other end of the spectrum was the American Funds IS Global Small Cap Fund, which outperformed its benchmark by 9.7%. The main drivers of performance were security selection within Technology, Consumer Discretionary and Industrials. Overweights to Technology and Healthcare and an underweight to Financials contributed to returns as well.

Contribution from fixed income was positive over the six-month period. The strongest performer was the American Funds U.S. Government Securities Fund, which outperformed its benchmark by 2.5%. The fund’s overweight duration exposure within the 2-4 year range was the biggest contributor to returns, but sector allocation and security selection within the securitized sector was beneficial as well. The American Funds IS Capital World Bond, on the other hand, underperformed its benchmark by 0.8%. Security selection was the main driver of positive relative results. Country and market allocation decisions were also additive to comparative results. Results from the portfolio’s exposure to the dollar complex were neutral to positive, with modest relative gains from an underweight to the Australian dollar. Finally, within emerging markets, positive carry from an off-benchmark allocation to the Egyptian pound benefited results.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the Index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
American Funds Moderate Allocation Portfolio
Class B	0.22	5.82	6.19	7.62
Class C	0.09	5.49	5.86	7.29
Dow Jones Moderate Index	-3.66	1.99	5.47	7.51

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
American Funds U.S. Government Securities Fund (Class R-6)	19.0
American Funds Bond Fund (Class 1)	18.1
American Funds American Mutual Fund (Class R-6)	8.9
American Funds Growth-Income Fund (Class 1)	8.2
American Funds Blue Chip Income and Growth Fund (Class 1)	8.1
American Funds International Growth and Income Fund (Class 1)	6.1
American Funds Growth Fund (Class 1)	5.2
American Funds AMCAP Fund (Class R-6)	5.2
American Funds International Fund (Class 1)	5.2
American Funds Fundamental Investors Fund (Class R-6)	5.1

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	40.7
Investment Grade Fixed Income	37.1
International Developed Market Equities	11.3
High Yield Fixed Income	5.0
Global Fixed Income	3.9
Emerging Market Equities	1.1
Global Equities	1.0

BHFTI-3

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Moderate Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.71%	$1,000.00	$1,002.20	$3.53
	Hypothetical*	0.71%	$1,000.00	$1,021.33	$3.57

Class C (a)	Actual	1.01%	$1,000.00	$1,000.90	$5.02
	Hypothetical*	1.01%	$1,000.00	$1,019.84	$5.07

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,739,040	$127,538,643
American Funds American Mutual Fund (Class R-6)	5,555,092	220,814,896
American Funds Blue Chip Income and Growth Fund (Class 1)	16,344,294	200,054,161
American Funds Bond Fund (Class 1) (a)	38,087,730	447,149,953
American Funds Fundamental Investors Fund (Class R-6)	2,203,000	126,253,903
American Funds Global Bond Fund (Class 1) (a)	7,995,513	97,065,531
American Funds Global Small Capitalization Fund (Class 1)	1,068,985	25,976,326
American Funds Growth Fund (Class 1)	1,462,975	129,619,558
American Funds Growth-Income Fund (Class 1)	4,262,699	202,051,909
American Funds High-Income Trust Fund (Class R-6)	13,361,518	123,594,038
American Funds International Fund (Class 1)	6,900,106	127,513,958
American Funds International Growth and Income Fund (Class 1) (a)	9,859,737	151,839,951

Investment Company Securities—(Continued)
American Funds New World Fund (Class 1)	1,062,162	26,012,347
American Funds U.S. Government Securities Fund (Class R-6)	31,528,033	470,082,965

Total Mutual Funds (Cost $2,321,281,772)		2,475,568,139

Total Investments—100.1% (Cost $2,321,281,772)		2,475,568,139
Other assets and liabilities (net)—(0.1)%		(1,482,039)

Net Assets—100.0%		$2,474,086,100

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,475,568,139	$—	$—	$2,475,568,139
Total Investments	$2,475,568,139	$—	$—	$2,475,568,139

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$1,779,512,704
Affiliated investments at value (b)	696,055,435
Receivable for:
Investments sold	871,386
Affiliated investments sold	107,113
Fund shares sold	33,016
Dividends	1,024,067

Total Assets	2,477,603,721
Liabilities
Payables for:
Investments purchased	1,032,262
Affiliated investments purchased	589
Fund shares redeemed	1,002,731
Accrued Expenses:
Management fees	132,158
Distribution and service fees	1,112,331
Deferred trustees’ fees	148,279
Other expenses	89,271

Total Liabilities	3,517,621

Net Assets	$2,474,086,100

Net Assets Consist of:
Paid in surplus	$2,264,605,572
Distributable earnings (Accumulated losses)	209,480,528

Net Assets	$2,474,086,100

Net Assets
Class B	$13,470,980
Class C	2,460,615,120
Capital Shares Outstanding*
Class B	1,441,211
Class C	264,279,523
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.35
Class C	9.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,653,534,136.
(b)	Identified cost of affiliated investments was $667,747,636.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Underlying Portfolios	$8,178,131
Dividends from affiliated investments	2,649,339

Total investment income	10,827,470
Expenses
Management fees	795,268
Administration fees	15,166
Custodian and accounting fees	13,644
Distribution and service fees—Class B	16,056
Distribution and service fees—Class C	6,661,397
Audit and tax services	16,119
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	30,972
Insurance	9,107
Miscellaneous	11,086

Total expenses	7,606,305

Net Investment Income	3,221,165

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Investments	18,041,629
Affiliated investments	14,480,919
Capital gain distributions from Underlying Portfolios	16,787,646
Capital gain distributions from affiliated investments	5,895,940

Net realized gain	55,206,134

Net change in unrealized appreciation (depreciation) on:
Investments	(77,512,564)
Affiliated investments	15,731,535

Net change in unrealized depreciation	(61,781,029)

Net realized and unrealized loss	(6,574,895)

Net Decrease in Net Assets From Operations	$(3,353,730)

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,221,165	$43,492,337
Net realized gain	55,206,134	119,111,888
Net change in unrealized appreciation (depreciation)	(61,781,029)	221,654,240

Increase (decrease) in net assets from operations	(3,353,730)	384,258,465

From Distributions to Shareholders
Class B	(919,504)	(999,559)
Class C	(161,940,882)	(194,518,940)

Total distributions	(162,860,386)	(195,518,499)

Increase (decrease) in net assets from capital share transactions	40,110,134	(79,823,636)

Total increase (decrease) in net assets	(126,103,982)	108,916,330

Net Assets
Beginning of period	2,600,190,082	2,491,273,752

End of period	$2,474,086,100	$2,600,190,082

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	45,804	$441,010	84,448	$820,830
Reinvestments	99,084	919,504	107,019	999,559
Redemptions	(21,924)	(209,545)	(139,817)	(1,351,784)

Net increase	122,964	$1,150,969	51,650	$468,605

Class C
Sales	3,952,877	$37,759,152	5,547,221	$53,619,462
Reinvestments	17,526,069	161,940,882	20,916,015	194,518,940
Redemptions	(16,853,113)	(160,740,869)	(33,940,358)	(328,430,643)

Net increase (decrease)	4,625,833	$38,959,165	(7,477,122)	$(80,292,241)

Increase (decrease) derived from capital shares transactions		$40,110,134		$(79,823,636)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.02		$9.33	$10.33	$9.73	$9.93	$10.61

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.20	0.19	0.18	0.17	0.17
Net realized and unrealized gain (loss)	(0.02)		1.29	(0.49)	1.09	0.52	(0.18)

Total income (loss) from investment operations	0.01		1.49	(0.30)	1.27	0.69	(0.01)

Less Distributions
Distributions from net investment income	(0.22)		(0.23)	(0.21)	(0.22)	(0.23)	(0.20)
Distributions from net realized capital gains	(0.46)		(0.57)	(0.49)	(0.45)	(0.66)	(0.47)

Total distributions	(0.68)		(0.80)	(0.70)	(0.67)	(0.89)	(0.67)

Net Asset Value, End of Period	$9.35		$10.02	$9.33	$10.33	$9.73	$9.93

Total Return (%) (b)	0.22	(c)	16.59	(3.14)	13.37	7.25	(0.36)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.33	(e)	0.33	0.32	0.32	0.32	0.32
Ratio of net investment income to average net assets (%) (f)	0.57	(e)	2.04	1.93	1.74	1.78	1.62
Portfolio turnover rate (%)	29	(c)	5	5	5	8	8
Net assets, end of period (in millions)	$13.5		$13.2	$11.8	$12.0	$10.1	$9.2

	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.96		$9.28	$10.27	$9.68	$9.87	$10.55

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.16	0.15	0.13	0.13	0.13
Net realized and unrealized gain (loss)	(0.01)		1.29	(0.47)	1.09	0.53	(0.18)

Total income (loss) from investment operations	0.00		1.45	(0.32)	1.22	0.66	(0.05)

Less Distributions
Distributions from net investment income	(0.19)		(0.20)	(0.18)	(0.18)	(0.19)	(0.16)
Distributions from net realized capital gains	(0.46)		(0.57)	(0.49)	(0.45)	(0.66)	(0.47)

Total distributions	(0.65)		(0.77)	(0.67)	(0.63)	(0.85)	(0.63)

Net Asset Value, End of Period	$9.31		$9.96	$9.28	$10.27	$9.68	$9.87

Total Return (%) (b)	0.09	(c)	16.16	(3.41)	12.96	7.01	(0.73)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.63	(e)	0.63	0.62	0.62	0.62	0.62
Ratio of net investment income to average net assets (%) (f)	0.26	(e)	1.69	1.54	1.34	1.38	1.22
Portfolio turnover rate (%)	29	(c)	5	5	5	8	8
Net assets, end of period (in millions)	$2,460.6		$2,587.0	$2,479.5	$2,923.2	$2,875.5	$2,849.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Moderate Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B and C shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio is designed on established principles of asset allocation to achieve a specific risk profile. The Portfolio will invest substantially all of its assets in certain funds of the American Funds Insurance Series (“AFIS”) and other funds within the American Funds family not part of AFIS (“Underlying Portfolios”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV. The NAV of the Portfolio is calculated based on the NAVs of the Underlying Portfolios in which the Portfolio invests. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectus of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus.

These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-9

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Underlying Portfolios undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Portfolio, excluding the short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$708,278,033	$0	$805,219,770

BHFTI-10

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$795,268	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

Issuers in which the Portfolio owns 5% or more of the outstanding shares are considered affiliates of the Portfolio.

BHFTI-11

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
American Funds Bond Fund (Class 1)	$483,543,870	$6,396,845	$(66,513,596)	$5,740,742	$17,982,092	$447,149,953
American Funds Global Bond Fund (Class 1)	76,415,974	22,309,629	(2,047,330)	(89,000)	476,258	97,065,531
American Funds High-Income Bond Fund (Class 1)	129,973,715	33,126	(117,224,751)	(23,257,278)	10,475,188	—
American Funds International Growth and Income Fund (Class 1)	160,177,058	19,442,459	(5,470,181)	280,491	(22,589,876)	151,839,951
American Funds U.S. Government/AAA—Rated Securities Fund (Class 1)	506,131,568	154,777	(547,480,182)	31,805,964	9,387,873	—

	$1,356,242,185	$48,336,836	$(738,736,040)	$14,480,919	$15,731,535	$696,055,435

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2020
American Funds Bond Fund (Class 1)	$4,240,104	$2,028,039	38,087,730
American Funds Global Bond Fund (Class 1)	1,655,836	218,533	7,995,513
American Funds International Growth and Income Fund (Class 1)	—	402,767	9,859,737

	$5,895,940	$2,649,339

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,323,751,296

Gross unrealized appreciation	158,698,598
Gross unrealized depreciation	(6,881,755)

Net unrealized appreciation (depreciation)	$151,816,843

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$50,892,723	$47,648,971	$144,625,776	$132,860,613	$195,518,499	$180,509,584

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$46,955,656	$115,295,048	$213,597,872	$—	$375,848,576

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-12

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-13

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Managed by AQR Capital Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the AQR Global Risk Balanced Portfolio returned -6.82%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

After equities delivered strong gains in late 2019, risk sentiment began 2020 on a positive note despite some concerns around COVID-19 in China. A “phase one” trade deal between the U.S. and China pointed towards reduced trade tensions, and accommodative policy from the Federal Reserve and the European Central Bank was expected to further support growth. However, this optimism eroded late in February as Italy experienced the first major COVID-19 outbreak outside of Asia, with increased case numbers and economic shutdowns in other countries emerging shortly thereafter. As the pandemic accelerated, risky assets deteriorated on concerns around severely reduced economic activity, while nominal bonds gained as pandemic concerns and accommodative central bank policy caused yields to fall. While announcements of aggressive fiscal and monetary stimulus in several countries generated a bounce in equities at the end of March, the MSCI World Index suffered its worst quarter since 2008 and economists were projecting unprecedented declines in gross domestic product in the near term. Similarly, oil markets experienced particularly severe declines in the first quarter, as shelter-in-place orders sharply reduced demand and Saudi Arabia ramped up oil production following the failure of the Organization of the Petroleum Exporting Countries and Russia (known as OPEC+) to reach an agreement on production cuts.

While economic data painted a dire picture at the start of the second quarter as well, evidence began to emerge that efforts to contain the pandemic were gaining traction in the hardest hit parts of Europe and the U.S. By early May, COVID-19 case counts and reported deaths were in decline and vaccine production on an accelerated timeline appeared to be proceeding without any major disappointments, prompting most European countries and some U.S. states to begin to gradually ease lockdown measures. Equity markets responded favorably to these signs of progress, and monetary and fiscal policy continued to support improving market sentiment. While U.S. case counts reaccelerated in June, leading to continued market volatility, most major indexes finished the month higher and registered very strong gains for the quarter as a whole. Oil prices, after continuing to sell off in April, rebounded in May and June as demand began to recover and as supply began to adjust lower following an agreement between OPEC+ on production cuts.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The AQR Global Risk Balanced Portfolio is a globally diversified asset-allocation portfolio. The Portfolio seeks to take equal risk in three primary areas: equity risk, nominal interest rate risk, and inflation risk. The Portfolio diversifies by risk rather than dollars and targets equal risk contributions from each source. Diversifying by risk means creating a portfolio where each asset class is expected to matter about the same amount, not where each is allocated the same number of dollars. To target equal risk weighting, low-risk assets are given higher dollar allocations than high-risk assets, which are given lower dollar allocations. In this way, each asset class is expected to contribute meaningfully to the size and variability of portfolio returns.

The Portfolio is generally moderately levered through investments in equity, fixed income, and commodity futures and swaps to target an annualized volatility of up to 10%. The portfolio management process adjusts exposures to each of the three risk categories using proprietary risk-forecasting models. The process seeks to realize a steady risk contribution from each of the Portfolio’s three categories and for the Portfolio as a whole. Our objective is to keep the Portfolio diversified not only across asset classes, but also through time so no single period has a disproportionate impact on the Portfolio’s long-term results. Our research has shown that targeting a steady level of risk and maintaining a consistently diversified portfolio may help manage risk during periods of market stress and improve long-term risk-adjusted returns.

The Portfolio returned -6.82% for the six-month period ending June 30, 2020. The majority of underperformance relative to the benchmark over this period can be attributed to the inclusion of commodities, which detracted (-7.6%, gross) from the Portfolio, largely due to depressed demand in oil markets and a breakdown of coordination between suppliers leading to rapid growth in inventories. Additionally, base metal prices fell as the COVID-19 outbreak threatened demand through lower global industrial production, and agricultural commodities detracted as products tied to the biofuel market – such as soybean oil, corn, and sugar – saw significantly lower demand. Equities detracted (-5.9%, gross), as the COVID-19 outbreak became a global pandemic, triggering large-scale disruptions to economic activity. Nominal bonds, on the other hand, contributed (+6.9%, gross), as global growth concerns and central bank easing caused yields to fall. Inflation-linked bonds (+0.3%, gross) had a modestly positive impact, benefiting from lower real yields.

AQR’s systematic portfolio management process dynamically adjusts position sizes to counter changes in the expected volatility of the underlying assets. The Portfolio entered 2020 with a total market exposure of 240%. As of June 30, 2020, the Portfolio’s exposures were 20% equities, 122% nominal bonds, 35% inflation-linked bonds, and 19% commodities, for a total Portfolio exposure of 196%.

The Portfolio used futures, swaps on futures, index swaps, and government bonds to gain its exposures. Futures and index swaps were used to gain exposure to equity risk, inflation risk, and nominal interest rate risk. Swaps on futures may be used to gain exposures when holding limits, local regulation or asset coverage rules restricted investment in futures in those markets. The Portfolio did not use derivatives to gain exposure to the global inflation-linked bond market

BHFTI-1

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Managed by AQR Capital Management, LLC

Portfolio Manager Commentary*—(Continued)

but instead buys cash bonds. Currency hedges are used to minimize currency exposures gained from non-U.S. investments. Derivatives performed as expected during this period.

Yao Hua Ooi

John J. Huss

Ronen Israel

Michael A. Mendelson

Lars Nielsen

Portfolio Managers

AQR Capital Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
AQR Global Risk Balanced Portfolio
Class B	-6.82	-2.60	2.31	2.90
Dow Jones Moderate Index	-3.66	1.99	5.47	5.84

1 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	122.3
Global Inflation-Linked Bonds	35.3
Commodities	19.4
Global Developed Equities	15.4
Global Emerging Equities	3.0
U.S. Mid Cap Equities	0.8
U.S. Small Cap Equities	0.7

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

BHFTI-3

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

AQR Global Risk Balanced Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.90%	$1,000.00	$931.80	$4.32
	Hypothetical*	0.90%	$1,000.00	$1,020.39	$4.52

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

U.S. Treasury & Government Agencies—19.8% of Net Assets

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—19.8%
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/24 (a)	26,887,626	$28,190,563
0.125%, 04/15/25 (a)	10,921,020	11,451,466
0.125%, 07/15/26 (a)	39,772,046	42,279,700
0.125%, 01/15/30 (a)	71,665,957	77,484,291
0.250%, 07/15/29 (a)	68,473,131	74,953,036
0.375%, 07/15/25 (a)	32,982,701	35,265,372
0.375%, 01/15/27 (a)	48,410,328	52,220,300
0.375%, 07/15/27 (a)	50,499,020	54,944,010
0.500%, 01/15/28 (a)	57,584,926	63,106,307
0.750%, 07/15/28 (a)	53,492,547	60,347,810
0.875%, 01/15/29 (a)	56,610,659	64,537,746

Total U.S. Treasury & Government Agencies (Cost $541,064,260)		564,780,601

Foreign Government—11.5%

Sovereign—11.5%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	69,302,947	91,092,114
France Government Bond OAT
0.100%, 03/01/29 (EUR) (a)	15,540,622	19,072,302
0.700%, 07/25/30 (144A) (EUR) (a)	31,647,188	41,636,321
1.850%, 07/25/27 (EUR) (a)	33,187,536	44,982,051
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/26 (GBP) (a)	8,837,790	12,922,797
0.125%, 08/10/28 (GBP) (a)	23,016,465	36,337,698
0.125%, 03/22/29 (GBP) (a)	35,259,536	56,583,500
1.250%, 11/22/27 (GBP) (a)	15,561,281	25,836,134

Total Foreign Government (Cost $325,671,498)		328,462,917

Short-Term Investments—67.5%

Mutual Funds—31.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.100% (b)	217,594,884	217,594,884
Dreyfus Treasury Cash Management Fund, Institutional Class 0.100% (b)	212,137,538	212,137,538
State Street Institutional Liquid Reserves Fund, Premier Class, 0.290% (b) (c)	35,243,059	35,257,156
State Street Institutional Treasury Plus Money Market Fund, Class I, 0.140% (b) (c)	177,939,073	177,939,073
UBS Select Treasury Preferred Fund, Institutional Class, 0.110% (b)	247,982,878	247,982,878

		890,911,529

U.S. Treasury—36.3%
U.S. Treasury Bills
0.070%, 09/24/20 (d)	94,390,000	94,361,028
0.100%, 10/01/20 (d)	118,771,000	118,726,988
0.130%, 11/05/20 (d)	108,357,000	108,297,749
0.145%, 10/22/20 (d)	52,969,000	52,944,061
0.150%, 10/29/20 (d) (e)	7,179,000	7,175,351
0.150%, 11/19/20 (d)	27,887,000	27,869,934
0.155%, 11/12/20 (d)	65,566,000	65,528,782
0.160%, 10/08/20 (d)	107,870,000	107,826,245
0.160%, 11/27/20 (d)	4,724,000	4,720,872
0.164%, 12/31/20 (d)	69,618,000	69,557,838
0.170%, 12/03/20 (d) (e)	576,000	575,628
0.185%, 12/10/20 (d) (e)	3,501,000	3,498,597
0.290%, 10/15/20 (d)	29,641,000	29,627,690
1.440%, 08/27/20 (d)	78,029,000	78,012,630
1.510%, 08/13/20 (d) (e)	3,542,000	3,541,450
1.510%, 08/20/20 (d)	31,086,000	31,080,603
1.520%, 07/09/20 (d) (e)	40,180,000	40,178,862
1.520%, 07/23/20 (d)	55,075,000	55,070,961
1.530%, 07/16/20 (d)	61,978,000	61,975,062
1.560%, 07/02/20 (d)	73,579,000	73,578,806

		1,034,149,137

Total Short-Term Investments (Cost $1,924,752,788)		1,925,060,666

Total Investments—98.8% (Cost $2,791,488,546)		2,818,304,184
Other assets and liabilities (net)—1.2%		35,606,261

Net Assets—100.0%		$2,853,910,445

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(c)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts and OTC swap contracts. As of June 30, 2020, the market value of securities pledged was $35,503,161.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $1,706,698.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $41,636,321, which is 1.5% of net assets.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	36,150,936	CBNA	09/16/20	USD	40,769,590	$86,094
EUR	31,949,295	CBNA	09/16/20	USD	35,649,529	(305,530)
EUR	17,971,479	CBNA	09/16/20	USD	20,173,305	(51,416)
EUR	8,302,780	CBNA	09/16/20	USD	9,406,583	62,810
EUR	8,302,779	CBNA	09/16/20	USD	9,381,509	37,738
EUR	8,302,779	CBNA	09/16/20	USD	9,405,668	61,897
EUR	6,988,908	CBNA	09/16/20	USD	7,857,537	(7,632)
EUR	6,988,908	CBNA	09/16/20	USD	7,843,391	(21,778)
EUR	6,227,084	CBNA	09/16/20	USD	7,048,516	40,688
EUR	5,015,515	CBNA	09/16/20	USD	5,677,311	32,957
EUR	4,810,000	CBNA	09/16/20	USD	5,416,646	3,574
EUR	4,779,000	CBNA	09/16/20	USD	5,264,983	(113,203)
EUR	4,653,000	CBNA	09/16/20	USD	5,241,594	5,207
EUR	4,599,000	CBNA	09/16/20	USD	5,154,122	(21,495)
EUR	4,268,000	CBNA	09/16/20	USD	4,819,591	16,474
EUR	4,257,000	CBNA	09/16/20	USD	4,782,854	(7,883)
EUR	4,201,641	CBNA	09/16/20	USD	4,672,973	(55,465)
EUR	4,201,641	CBNA	09/16/20	USD	4,722,144	(6,294)
EUR	3,659,000	CBNA	09/16/20	USD	4,065,419	(52,342)
EUR	3,219,000	CBNA	09/16/20	USD	3,669,485	46,891
EUR	3,207,000	CBNA	09/16/20	USD	3,578,126	(30,963)
EUR	2,541,000	CBNA	09/16/20	USD	2,878,853	19,266
EUR	2,540,000	CBNA	09/16/20	USD	2,885,357	26,895
GBP	10,928,185	CBNA	09/16/20	USD	13,556,035	8,926
GBP	10,928,185	CBNA	09/16/20	USD	13,710,723	163,614
GBP	5,646,766	CBNA	09/16/20	USD	6,964,949	(35,056)
GBP	5,281,419	CBNA	09/16/20	USD	6,505,388	(41,715)
GBP	4,235,074	CBNA	09/16/20	USD	5,315,515	65,511
GBP	3,869,730	CBNA	09/16/20	USD	4,906,100	108,994
GBP	3,869,729	CBNA	09/16/20	USD	4,877,942	80,838
GBP	3,869,728	CBNA	09/16/20	USD	4,861,834	64,732
GBP	3,770,529	CBNA	09/16/20	USD	4,790,326	116,196
GBP	3,678,424	CBNA	09/16/20	USD	4,514,277	(45,676)
GBP	3,678,423	CBNA	09/16/20	USD	4,506,325	(53,627)
GBP	3,677,168	CBNA	09/16/20	USD	4,665,926	107,530
GBP	3,571,338	CBNA	09/16/20	USD	4,377,737	(49,467)
GBP	3,529,228	CBNA	09/16/20	USD	4,447,088	72,086
GBP	3,529,228	CBNA	09/16/20	USD	4,436,749	61,747
GBP	3,529,228	CBNA	09/16/20	USD	4,466,682	91,679
GBP	3,529,228	CBNA	09/16/20	USD	4,458,921	83,919
GBP	3,519,000	CBNA	09/16/20	USD	4,355,267	(7,056)
GBP	3,480,489	CBNA	09/16/20	USD	4,411,106	96,523
GBP	3,195,000	CBNA	09/16/20	USD	4,013,711	53,034
GBP	3,059,000	CBNA	09/16/20	USD	3,773,048	(19,036)
GBP	2,993,000	CBNA	09/16/20	USD	3,723,203	12,935
GBP	2,848,000	CBNA	09/16/20	USD	3,521,231	(9,288)
GBP	2,823,383	CBNA	09/16/20	USD	3,549,511	49,508
GBP	2,394,000	CBNA	09/16/20	USD	2,934,557	(33,162)
GBP	2,142,000	CBNA	09/16/20	USD	2,679,175	23,848
GBP	2,079,000	CBNA	09/16/20	USD	2,564,979	(12,250)
GBP	2,058,000	CBNA	09/16/20	USD	2,624,786	73,589
GBP	1,856,000	CBNA	09/16/20	USD	2,360,315	59,528
GBP	1,464,000	CBNA	09/16/20	USD	1,845,432	30,586

Net Unrealized Appreciation						$885,480

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	07/17/20	20	EUR	2,238,200	$(4,549)
Australian 10 Year Treasury Bond Futures	09/15/20	886	AUD	131,826,496	1,017,623
CAC 40 Index Futures	07/17/20	139	EUR	6,829,765	(4,702)
Canada Government Bond 10 Year Futures	09/21/20	977	CAD	150,282,140	267,010
Copper Futures	09/28/20	160	USD	10,914,000	307,084
Cotton No. 2 Futures	12/08/20	29	USD	882,760	15,979
DAX Index Futures	09/18/20	19	EUR	5,854,613	32,818
Euro STOXX 50 Index Futures	09/18/20	568	EUR	18,306,640	107,349
Euro-Bund Futures	09/08/20	2,947	EUR	520,204,440	3,274,268
FTSE 100 Index Futures	09/18/20	262	GBP	16,106,450	(164,920)
FTSE JSE Top 40 Index Futures	09/17/20	135	ZAR	67,894,200	151,448
FTSE MIB Index Futures	09/18/20	15	EUR	1,446,675	(16,539)
Hang Seng China Enterprises Index Futures	07/30/20	320	HKD	154,368,000	(327,754)
Hang Seng Index Futures	07/30/20	17	HKD	20,609,950	(32,994)
IBEX 35 Index Futures	07/17/20	21	EUR	1,514,058	(39,406)
Japanese Government 10 Year Bond Futures	09/14/20	186	JPY	28,262,700,000	(6,169)
KOSPI 200 Index Futures	09/10/20	64	KRW	4,492,800,000	(107,308)
LME Aluminum Futures	07/03/20	7	USD	279,781	18,172
LME Aluminum Futures	07/09/20	2	USD	79,550	5,869
LME Aluminum Futures	07/14/20	24	USD	955,974	57,027
LME Aluminum Futures	07/16/20	4	USD	159,429	7,802
LME Aluminum Futures	07/21/20	4	USD	159,696	10,934
LME Aluminum Futures	07/29/20	5	USD	200,171	11,996
LME Aluminum Futures	08/14/20	5	USD	200,841	16,650
LME Aluminum Futures	08/28/20	3	USD	120,713	5,954
LME Aluminum Futures	09/04/20	3	USD	120,844	3,497
LME Aluminum Futures	09/14/20	153	USD	6,181,200	276,998
LME Aluminum Futures	09/15/20	3	USD	121,200	3,424
LME Aluminum Futures	09/24/20	3	USD	121,333	2,361
LME Aluminum Futures	09/25/20	4	USD	161,806	2,339
LME Nickel Futures	07/03/20	2	USD	153,093	17,529
LME Nickel Futures	07/09/20	1	USD	76,554	7,371
LME Nickel Futures	07/14/20	8	USD	612,552	44,664
LME Nickel Futures	07/16/20	1	USD	76,572	6,429
LME Nickel Futures	07/21/20	2	USD	153,173	6,467
LME Nickel Futures	07/29/20	2	USD	153,230	5,835
LME Nickel Futures	08/14/20	1	USD	76,672	3,966
LME Nickel Futures	08/28/20	1	USD	76,724	3,361
LME Nickel Futures	09/04/20	1	USD	76,756	561
LME Nickel Futures	09/14/20	53	USD	4,070,718	96,564
LME Nickel Futures	09/15/20	1	USD	76,802	1,029
LME Nickel Futures	09/24/20	1	USD	76,818	1,090
LME Nickel Futures	09/25/20	2	USD	153,640	1,864
LME Zinc Futures	07/03/20	4	USD	203,715	14,803
LME Zinc Futures	07/09/20	1	USD	50,965	3,430
LME Zinc Futures	07/14/20	15	USD	764,374	43,497
LME Zinc Futures	07/16/20	2	USD	101,888	4,769
LME Zinc Futures	07/21/20	2	USD	101,929	6,835
LME Zinc Futures	07/29/20	3	USD	152,991	7,096
LME Zinc Futures	08/14/20	2	USD	102,100	4,911
LME Zinc Futures	08/28/20	3	USD	153,239	9,134
LME Zinc Futures	09/04/20	2	USD	102,219	1,601
LME Zinc Futures	09/14/20	93	USD	4,756,950	118,865
LME Zinc Futures	09/15/20	2	USD	102,313	3,757
LME Zinc Futures	09/24/20	2	USD	102,318	951
LME Zinc Futures	09/25/20	2	USD	102,327	(426)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Lean Hogs Futures	08/14/20	103	USD	2,019,830	$(292,896)
Live Cattle Futures	08/31/20	53	USD	2,041,030	(47,900)
MSCI Taiwan Index Futures	07/30/20	282	USD	12,202,140	(10,588)
Russell 2000 Index E-Mini Futures	09/18/20	282	USD	20,270,160	805,702
S&P 500 Index E-Mini Futures	09/18/20	1,912	USD	295,423,120	6,200,311
S&P Midcap 400 Index E-Mini Futures	09/18/20	122	USD	21,705,020	377,600
S&P TSX 60 Index Futures	09/17/20	103	CAD	19,127,100	237,378
SGX CNX Nifty Index Futures	07/30/20	402	USD	8,261,100	(63,938)
SPI 200 Index Futures	09/17/20	94	AUD	13,846,200	94,704
Soybean Futures	11/13/20	80	USD	3,529,000	23,379
Soybean Meal Futures	12/14/20	156	USD	4,616,040	(30,587)
Soybean Oil Futures	12/14/20	94	USD	1,624,884	(2,635)
Sugar No. 11 Futures	09/30/20	184	USD	2,464,717	(22,556)
TOPIX Index Futures	09/10/20	249	JPY	3,880,665,000	(1,290,107)
U.S. Treasury Note 10 Year Futures	09/21/20	8,364	USD	1,164,033,563	3,334,372
United Kingdom Long Gilt Bond Futures	09/28/20	782	GBP	107,634,480	85,280
Wheat Futures	09/14/20	74	USD	1,819,475	(81,952)

Futures Contracts—Short
LME Aluminum Futures	07/03/20	(7)	USD	(279,781)	(19,564)
LME Aluminum Futures	07/09/20	(2)	USD	(79,550)	(6,014)
LME Aluminum Futures	07/14/20	(24)	USD	(955,974)	(61,445)
LME Aluminum Futures	07/16/20	(4)	USD	(159,429)	(7,566)
LME Aluminum Futures	07/21/20	(4)	USD	(159,696)	(10,808)
LME Aluminum Futures	07/29/20	(5)	USD	(200,171)	(11,592)
LME Aluminum Futures	08/14/20	(5)	USD	(200,841)	(17,325)
LME Aluminum Futures	08/28/20	(3)	USD	(120,713)	(6,046)
LME Aluminum Futures	09/04/20	(3)	USD	(120,844)	(3,853)
LME Aluminum Futures	09/15/20	(3)	USD	(121,200)	(3,459)
LME Aluminum Futures	09/24/20	(3)	USD	(121,333)	(2,465)
LME Aluminum Futures	09/25/20	(4)	USD	(161,806)	(2,567)
LME Nickel Futures	07/03/20	(2)	USD	(153,093)	(17,619)
LME Nickel Futures	07/09/20	(1)	USD	(76,554)	(7,257)
LME Nickel Futures	07/14/20	(8)	USD	(612,552)	(44,935)
LME Nickel Futures	07/16/20	(1)	USD	(76,572)	(6,318)
LME Nickel Futures	07/21/20	(2)	USD	(153,173)	(5,519)
LME Nickel Futures	07/29/20	(2)	USD	(153,230)	(5,930)
LME Nickel Futures	08/14/20	(1)	USD	(76,672)	(3,742)
LME Nickel Futures	08/28/20	(1)	USD	(76,724)	(3,888)
LME Nickel Futures	09/04/20	(1)	USD	(76,756)	(829)
LME Nickel Futures	09/15/20	(1)	USD	(76,802)	(1,259)
LME Nickel Futures	09/24/20	(1)	USD	(76,818)	(981)
LME Nickel Futures	09/25/20	(2)	USD	(153,640)	(415)
LME Zinc Futures	07/03/20	(4)	USD	(203,715)	(15,677)
LME Zinc Futures	07/09/20	(1)	USD	(50,965)	(3,280)
LME Zinc Futures	07/14/20	(15)	USD	(764,374)	(42,168)
LME Zinc Futures	07/16/20	(2)	USD	(101,888)	(4,631)
LME Zinc Futures	07/21/20	(2)	USD	(101,929)	(6,559)
LME Zinc Futures	07/29/20	(3)	USD	(152,991)	(7,069)
LME Zinc Futures	08/14/20	(2)	USD	(102,100)	(5,213)
LME Zinc Futures	08/28/20	(3)	USD	(153,239)	(10,148)
LME Zinc Futures	09/04/20	(2)	USD	(102,219)	(2,075)
LME Zinc Futures	09/15/20	(2)	USD	(102,313)	(3,993)
LME Zinc Futures	09/24/20	(2)	USD	(102,318)	(1,558)
LME Zinc Futures	09/25/20	(2)	USD	(102,327)	730

Net Unrealized Appreciation					$14,270,744

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

Swap Agreements

OTC Total Return Swaps

Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
07/30/20	MLI	Brent Crude Oil Futures	USD	6,554,910	$213,370	$—	$213,370
08/14/20	CBNA	Coffee “C” Futures	USD	3,536,610	61,515	—	61,515
07/07/20	MLI	Commodity Excess-Return Index (a)	USD	408,887,343	4,590,412	—	4,590,412
08/21/20	CBNA	Corn No. 2 Futures	USD	8,110,276	188,174	—	188,174
11/13/20	CBNA	Cotton No. 2 Futures	USD	1,201,180	16,420	—	16,420
09/08/20	BOA	Euro-Bund Futures	EUR	170,609,036	1,088,001	—	1,088,001
09/28/20	BOA	United Kingdom Long Gilt Bond Futures	GBP	25,865,105	13,897	—	13,897
07/31/20	MLI	Gold 100 oz. Futures	USD	24,341,500	685,450	—	685,450
07/30/20	GSI	Hang Seng China Enterprises Index Futures	HKD	164,811,921	(351,657)	—	(351,657)
07/30/20	GSI	Hang Seng Index Futures	HKD	11,049,134	(17,803)	—	(17,803)
07/30/20	MLI	Hang Seng Index Futures	HKD	6,112,402	(6,535)	—	(6,535)
07/30/20	CBNA	Heating Oil Futures	USD	1,947,354	45,966	—	45,966
08/12/20	GSI	Ibovespa Futures	BRL	22,015,347	65,584	—	65,584
08/12/20	MLI	Ibovespa Futures	BRL	6,551,304	20,723	—	20,723
09/14/20	BOA	Japanese Government 10 Year Bond Futures	JPY	11,859,534,000	(68,849)	—	(68,849)
08/21/20	MLI	KC Hard Red Winter Wheat Futures	USD	2,318,088	(119,338)	—	(119,338)
09/10/20	MLI	KOSPI 200 Index Futures	KRW	10,355,763,275	(263,677)	—	(263,677)
08/07/20	MLI	Live Cattle Futures	USD	2,940,275	(90,535)	—	(90,535)
08/11/20	CBNA	Low Sulphur Gas Oil Futures	USD	2,343,223	72,477	—	72,477
07/29/20	CBNA	Natural Gas Futures	USD	11,092,120	(708,690)	—	(708,690)
07/30/20	CBNA	RBOB Gasoline Futures	USD	2,514,416	8,734	—	8,734
08/31/20	MLI	Silver Futures	USD	5,970,315	179,895	—	179,895
10/23/20	CBNA	Soybean Futures	USD	4,869,859	26,628	—	26,628
11/20/20	CBNA	Soybean Meal Futures	USD	566,415	(4,205)	—	(4,205)
11/20/20	CBNA	Soybean Oil Futures	USD	2,238,688	(8,794)	—	(8,794)
09/15/20	MLI	Sugar No. 11 Futures	USD	434,118	(5,471)	—	(5,471)
09/15/20	CBNA	Sugar No. 11 Futures	USD	1,375,788	(22,873)	—	(22,873)
09/18/20	MLI	Swiss Market Index Futures	CHF	13,661,808	51,878	—	51,878
07/15/20	GSI	Taiwan Stock Index Futures	TWD	6,785,584	3,268	—	3,268
09/21/20	BOA	U.S. Treasury Note 10 Year Futures	USD	611,195,410	1,717,528	—	1,717,528
07/20/20	MLI	WTI Crude Oil Futures	USD	5,942,210	2,068,870	—	2,068,870
08/21/20	CBNA	Wheat Futures	USD	2,643,417	(110,905)	—	(110,905)

Totals					$9,339,458	$—	$9,339,458

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a) The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Merrill Lynch International, as of June 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Gold 100 oz.	$73,685,516	18.1%
Copper	32,154,614	7.9%
Natural Gas	31,283,059	7.7%
Soybeans	24,915,619	6.1%
Corn No. 2 Yellow	24,502,994	6.0%
WTI Crude Oil	23,784,234	5.8%
Brent Oil	20,040,340	4.9%
LME Primary Aluminum	18,247,256	4.5%
Silver	18,108,159	4.4%
Soybean Meal	15,305,019	3.7%
Live Cattle	14,467,669	3.5%
Zinc	14,102,398	3.4%

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

OTC Total Return Swaps—(Continued)

Futures Contracts—Long—(Continued)	Notional Value	Component Weighting
Wheat	$12,858,841	3.1%
Sugar No. 11	12,528,105	3.1%
LME Primary Nickel	11,959,955	2.9%
Soybean Oil	11,368,788	2.8%
Coffee “C”	10,584,649	2.6%
RBOB Gasoline	7,317,093	1.8%
Low Sulphur Gasoil	7,140,834	1.7%
KC Hard Red Winter Wheat	6,506,434	1.6%
Cotton No. 2	6,150,281	1.5%
Lean Hogs	5,955,211	1.5%
Heating Oil	5,920,275	1.4%

	$408,887,343	100%

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(MLI)—	Merrill Lynch International

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$564,780,601	$—	$564,780,601
Total Foreign Government*	—	328,462,917	—	328,462,917
Short-Term Investments
Mutual Funds	890,911,529	—	—	890,911,529
U.S. Treasury	—	1,034,149,137	—	1,034,149,137
Total Short-Term Investments	890,911,529	1,034,149,137	—	1,925,060,666
Total Investments	$890,911,529	$1,927,392,655	$—	$2,818,304,184

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,865,814	$—	$1,865,814
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(980,334)	—	(980,334)
Total Forward Contracts	$—	$885,480	$—	$885,480
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,172,437	$—	$—	$17,172,437
Futures Contracts (Unrealized Depreciation)	(2,901,693)	—	—	(2,901,693)
Total Futures Contracts	$14,270,744	$—	$—	$14,270,744
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$11,118,790	$—	$11,118,790
OTC Swap Contracts at Value (Liabilities)	—	(1,779,332)	—	(1,779,332)
Total OTC Swap Contracts	$—	$9,339,458	$—	$9,339,458

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020

Assets
Investments at value (a)	$2,818,304,184
Cash	11,793,601
Cash denominated in foreign currencies (b)	2,796,536
Cash collateral (c)	102,637,434
OTC swap contracts at market value	11,118,790
Unrealized appreciation on forward foreign currency exchange contracts	1,865,814
Receivable for:
OTC swap contracts	3,681,242
Fund shares sold	97,195
Dividends and interest	2,024,047
Variation margin on futures contracts	9,219,226

Total Assets	2,963,538,069
Liabilities
OTC swap contracts at market value	1,779,332
Cash collateral for OTC swap contracts and forward foreign currency exchange contracts	10,669,695
Unrealized depreciation on forward foreign currency exchange contracts	980,334
Payables for:
Investments purchased	92,450,233
Fund shares redeemed	1,062,323
Interest on OTC swap contracts	59,871
Accrued Expenses:
Management fees	1,413,377
Distribution and service fees	578,049
Deferred trustees’ fees	133,603
Other expenses	500,807

Total Liabilities	109,627,624

Net Assets	$2,853,910,445

Net Assets Consist of:
Paid in surplus	$3,031,428,090
Distributable earnings (Accumulated losses)	(177,517,645)

Net Assets	$2,853,910,445

Net Assets
Class B	$2,853,910,445
Capital Shares Outstanding*
Class B	381,577,352
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$7.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,791,488,546.
(b)	Identified cost of cash denominated in foreign currencies was $2,818,612.
(c)	Includes collateral of $83,497,434 for futures contracts, and $19,140,000 for OTC swap contracts and forward foreign currency exchange contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2020

Investment Income
Dividends (a)	$3,239,004
Interest	3,086,376

Total investment income	6,325,380
Expenses
Management fees	9,114,838
Administration fees	85,876
Custodian and accounting fees	259,902
Distribution and service fees—Class B	3,694,251
Audit and tax services	53,197
Legal	27,602
Trustees’ fees and expenses	13,816
Shareholder reporting	73,399
Insurance	11,501
Miscellaneous	13,931

Total expenses	13,348,313
Less management fee waiver	(98,043)

Net expenses	13,250,270

Net Investment Loss	(6,924,890)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(15,679,377)
Futures contracts	(66,105,887)
Swap contracts	(162,888,923)
Foreign currency transactions	1,371,512
Forward foreign currency transactions	13,309,547

Net realized loss	(229,993,128)

Net change in unrealized appreciation (depreciation) on:
Investments	10,620,770
Futures contracts	25,155,524
Swap contracts	(22,826,126)
Foreign currency transactions	(323,983)
Forward foreign currency transactions	7,850,510

Net change in unrealized appreciation	20,476,695

Net realized and unrealized loss	(209,516,433)

Net Decrease in Net Assets From Operations	$(216,441,323)

(a)	Net of foreign withholding taxes of $237,080.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(6,924,890)	$25,974,427
Net realized gain (loss)	(229,993,128)	455,359,124
Net change in unrealized appreciation	20,476,695	105,268,442

Increase (decrease) in net assets from operations	(216,441,323)	586,601,993

From Distributions to Shareholders
Class B	(370,949,651)	(95,945,477)

Total distributions	(370,949,651)	(95,945,477)

Increase (decrease) in net assets from capital share transactions	205,252,041	(350,954,111)

Total increase (decrease) in net assets	(382,138,933)	139,702,405

Net Assets
Beginning of period	3,236,049,378	3,096,346,973

End of period	$2,853,910,445	$3,236,049,378

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	471,570	$4,023,234	594,709	$5,259,900
Reinvestments	50,264,180	370,949,651	11,195,505	95,945,477
Redemptions	(19,571,729)	(169,720,844)	(51,452,525)	(452,159,488)

Net increase (decrease)	31,164,021	$205,252,041	(39,662,311)	$(350,954,111)

Increase (decrease) derived from capital shares transactions		$205,252,041		$(350,954,111)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.23		$7.94	$9.36	$9.12	$8.37	$10.88

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		0.07	0.09	0.03	(0.02)	(0.07)
Net realized and unrealized gain (loss)	(0.61)		1.48	(0.62)	0.82	0.77	(0.79)

Total income (loss) from investment operations	(0.63)		1.55	(0.53)	0.85	0.75	(0.86)

Less Distributions
Distributions from net investment income	(0.21)		(0.26)	(0.04)	(0.16)	0.00	(0.59)
Distributions from net realized capital gains	(0.91)		0.00	(0.85)	(0.45)	0.00	(1.06)

Total distributions	(1.12)		(0.26)	(0.89)	(0.61)	0.00	(1.65)

Net Asset Value, End of Period	$7.48		$9.23	$7.94	$9.36	$9.12	$8.37

Total Return (%) (b)	(6.72	)(c)(d)	19.79 (d)	(6.35)	9.80	8.96	(9.57)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(e)	0.90	0.90	0.89	0.89	0.89
Gross ratio of expenses to average net assets excluding interest expense (%)	0.90	(e)	0.90	0.90	0.89	0.89	0.89
Net ratio of expenses to average net assets (%) (f)	0.90	(e)	0.89	0.89	0.88	0.88	0.88
Net ratio of expenses to average net assets excluding interest expense (%) (f)	0.90	(e)	0.89	0.89	0.88	0.88	0.88
Ratio of net investment income (loss) to average net assets (%)	(0.47	)(e)	0.80	1.08	0.29	(0.20)	(0.76)
Portfolio turnover rate (%)	69	(c)	101	26	32	54	122
Net assets, end of period (in millions)	$2,853.9		$3,236.0	$3,096.3	$3,754.9	$3,809.0	$3,863.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is AQR Global Risk Balanced Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—AQR Global Risk Balanced Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the AQR Global Risk Balanced Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained a private letter ruling from the Internal Revenue Service confirming that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio will constitute “qualifying income” for the purposes of the Portfolio remaining qualified as a regulated investment company for U.S. federal income tax purposes.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity-related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by AQR Capital Management, LLC (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $287,929,906 in the Subsidiary, representing 9.7% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820 - Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix

BHFTI-16

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at

BHFTI-17

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2020.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements

BHFTI-18

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

BHFTI-19

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	OTC swap contracts at market value	$2,819,426	OTC swap contracts at market value	$68,849
	Unrealized appreciation on futures contracts (a) (b)	7,978,553	Unrealized depreciation on futures contracts (a) (b)	6,169
Equity	OTC swap contracts at market value	141,453	OTC swap contracts at market value	639,672
	Unrealized appreciation on futures contracts (a) (b)	8,007,310	Unrealized depreciation on futures contracts (a) (b)	2,062,805
Commodity	OTC swap contracts at market value (c)	8,157,911	OTC swap contracts at market value	1,070,811
	Unrealized appreciation on futures contracts (a) (b)	1,186,574	Unrealized depreciation on futures contracts (a) (b)	832,719
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,865,814	Unrealized depreciation on forward foreign currency exchange contracts	980,334

Total		$30,157,041		$5,661,359

(a)	Financial instrument not subject to a master netting agreement.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(c)	Excludes OTC swap interest payable of $59,871.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$2,819,426	$(68,849)	$(2,750,577)	$—
Citibank N.A.	2,285,728	(1,835,801)	(449,927)	—
Goldman Sachs International	68,852	(68,852)	—	—
Merrill Lynch International	7,810,598	(485,556)	—	7,325,042

	$12,984,604	$(2,459,058)	$(3,200,504)	$7,325,042

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$68,849	$(68,849)	$—	$—
Citibank N.A.	1,835,801	(1,835,801)	—	—
Goldman Sachs International	369,460	(68,852)	(300,608)	—
Merrill Lynch International	485,556	(485,556)	—	—

	$2,759,666	$(2,459,058)	$(300,608)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-20

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$13,309,547	$13,309,547
Futures contracts	102,625,704	(159,886,150)	(8,845,441)	—	(66,105,887)
Swap contracts	63,646,692	(23,686,627)	(202,848,988)	—	(162,888,923)

	$166,272,396	$(183,572,777)	$(211,694,429)	$13,309,547	$(215,685,263)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$7,850,510	$7,850,510
Futures contracts	37,087,618	(9,320,172)	(2,611,922)	—	25,155,524
Swap contracts	12,046,734	(2,935,816)	(31,937,044)	—	(22,826,126)

	$49,134,352	$(12,255,988)	$(34,548,966)	$7,850,510	$10,179,908

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$720,257,287
Futures contracts long	3,076,072,549
Futures contracts short	(30,055,806)
Swap contracts	1,459,561,882

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the

BHFTI-21

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups

BHFTI-22

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$353,356,717	$213,106,204	$467,623,279	$285,246,028

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$9,114,838	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	$1 billion to $3.5 billion
0.040%	Over $3.5 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is

BHFTI-23

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,789,872,684

Gross unrealized appreciation	57,587,139
Gross unrealized depreciation	(7,788,348)

Net unrealized appreciation (depreciation)	$49,798,791

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$95,945,477	$210,025,507	$—	$126,441,968	$95,945,477	$336,467,475

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$227,851,528	$142,381,686	$39,778,908	$—	$410,012,122

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $90,275,907 and accumulated long-term capital losses of $36,148,957.

BHFTI-24

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

10. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-25

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Brighthouse Funds Trust I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of the AQR Global Risk Balanced Portfolio and subsidiary, one of the funds constituting the Brighthouse Funds Trust I (the “Fund”), as of June 30, 2020, the related consolidated statement of operations for the six months then ended, the consolidated statements of changes in net assets for the six months then ended and the year ended December 31, 2019, the consolidated financial highlights for the six months then ended and each of the five years in the period ended December 31, 2019, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the AQR Global Risk Balanced Portfolio and subsidiary of the Fund as of June 30, 2020, the results of their operations for the six months then ended, the changes in their net assets for the six months then ended and the year ended December 31, 2019, and the consolidated financial highlights for the six months then ended and each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 24, 2020

We have served as the auditor of one or more Brighthouse investment companies since 1983.

BHFTI-26

Brighthouse Funds Trust I

AQR Global Risk Balanced Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-27

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Managed by Aberdeen Asset Managers Limited

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse/Aberdeen Emerging Markets Equity Portfolio returned -9.97% and -10.13%, respectively. The Portfolio’s benchmark, the MSCI Emerging Markets Index1, returned -9.78%.

MARKET ENVIRONMENT / CONDITIONS

Emerging markets declined in the first half of 2020. The overarching factor that drove markets over the period was the outbreak of a new contagion, named COVID-19. The highly infectious and deadly disease spread rapidly across the globe, forcing governments worldwide to impose draconian lockdowns and social-distancing measures to contain its spread. These measures brought international travel to a standstill and severely hampered economic activity. Production and manufacturing indices across the world plummeted, while emerging market currencies slumped against the U.S. dollar. All of this caused the emerging markets equity asset class to sell off aggressively in the first quarter. Markets subsequently rebounded in the second quarter, after initial lockdowns proved effective in stemming the outbreak in most affected areas. Despite recouping significant losses, the asset class still lagged its developed-market peers at the end of the period.
A key factor supporting the rally in emerging market stocks in the second quarter was the unprecedented support by central banks and governments worldwide. This accommodative policy backdrop, coupled with the gradual reopening of economies in the latter half of the period, allowed trade and consumer activity to restart. In turn, this inspired hope of an economic recovery. But a resurgence of infections towards the end of the period stalled the market’s momentum.

In the second half of the period, geopolitical tensions also resurfaced. Renewed civil unrest in Hong Kong prompted Beijing to impose a new security law on the territory. The U.S. responded by withdrawing Hong Kong’s special trade status. Relations between the world’s two largest trading partners soured further following a new U.S. law calling for greater scrutiny of foreign companies trading there, and release of the Pentagon’s list of 20 Chinese companies with military links that could face sanctions. China’s relations with India and Australia were also strained by border clashes in the Himalayas, and Canberra’s support for an investigation into Beijing’s alleged role in triggering the COVID-19 pandemic.

Another factor that influenced emerging markets stocks over the period was the gyrating oil price. The pandemic brought a sharp fall in global demand for crude oil. This was compounded by a price war between Saudi Arabia and Russia in their bid to gain market share. Consequently, the oil price collapse contributed to a slump in the asset class earlier in the year, but prices stabilized in the second half due to recovering global demand, and notable supply discipline among the major oil producers following an agreement on output cuts in May.

At the company level, despite broadly decent first-quarter earnings and visible market recovery due to the exceedingly supportive policy backdrop worldwide, several companies lowered or withdrew their 2020 earnings forecasts in light of the uncertain environment later in the period.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed its benchmark over the six-month period ended June 30, 2020. The key detractors to performance were the Portfolio’s exposure to Latin America, as well as the choice of holdings there, particularly in Brazil and Mexico.

At the peak of the pandemic, as investors turned risk averse and withdrew their capital, markets that suffered substantial currency depreciation, such as those in Latin America, were affected the most. In Brazil, the fledgling economic recovery was stopped in its tracks by the global slowdown and worries that the authorities’ efforts to stem the COVID-19 outbreak were insufficient. Lender Banco Bradesco was the chief detractor, falling on concerns over a prolonged low-interest rate environment, as well as deteriorating asset quality. Also hurting performance was reinsurer IRB, due to alleged poor accounting practices and concerns over management integrity. We subsequently sold the stock in the period. Meanwhile in Mexico, the oil price war pressured the Mexican peso and damaged the country’s status as an emerging market safe haven. Mexican lender Banorte, similar to its Brazilian counterpart, was weighed down by fears of protracted low interest rates. In the Consumer sector, restrictions on social interactions and travel hampered the share prices of holdings, such as airport operator ASUR and Coca-Cola bottler and retailer FEMSA. These historically steady, high-quality names suffered as investors fretted over the pandemic’s impact on rampant unemployment, which in turn would affect consumption. On a brighter note, MercadoLibre, the leading e-commerce platform in the region, which we introduced earlier in the period, proved to be a standout performer. The stock rose steadily due to solid business performance and the positive outcomes of the pandemic-induced social-distancing measures which accelerated the penetration of e-commerce across Latin America.

Additionally, the Portfolio’s exposure to India also proved costly as lockdowns similarly brought economic activity to a standstill. Mortgage lender HDFC suffered as panicky investors sold off stocks in the Financial sector on fears of a liquidity crunch.

Conversely, the key contributor to performance during the period was the Portfolio’s robust stock selection in China and Korea. China, which was where the pandemic first hit, was also the earliest to recover. Hence, the Portfolio’s choice of holdings there contributed most to relative performance. Notably, internet giant Tencent was consistently among the top contributors over the period as technology stocks proved resilient during lockdowns. Since people were forced to focus on indoor activities, the demand for digital entertainment, including internet-based video games grew faster than expected, boosting the company’s share price. The Portfolio’s indirect exposure to Tencent, via Prosus (the Netherlands) and Naspers (South Africa), also added to performance. In the same vein, the lack

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Managed by Aberdeen Asset Managers Limited

Portfolio Manager Commentary*—(Continued)

of exposure to rival Alibaba proved costly, as the company did well over the period. Another contributor was travel operator China Tourism Group Duty Free (formerly China International Travel Service), benefiting from loosening domestic travel restrictions after the lockdown was lifted. Additionally, the stock re-rated in June after more favorable duty-free policies were introduced in Hainan. Other holdings that boosted the Portfolio’s performance included biotech firm Wuxi Biologics and high-end liquor producer Kweichow Moutai, both helped by the resumption of consumer activity on the mainland. Wuxi Biologics also rose on expectations that it may secure research projects related to COVID-19 therapies. Also worth mentioning is e-commerce platform Meituan Dianping, which was introduced in February. It was a significant contributor at the stock level, benefiting from the recovery in consumer spending being channeled online.

Despite market volatility due to political unrest, the Portfolio’s off-benchmark exposure to Hong Kong proved beneficial, aided further by a resilient currency. In particular, bourse operator Hong Kong Exchanges and Clearing rallied on hopes that Chinese companies currently traded in the U.S. might re-list in Hong Kong instead, in the wake of the increased scrutiny.

In Korea, chemicals and electric-vehicle battery manufacturer LG Chem and semi-conductor producer Samsung Electronics boosted performance. LG Chem benefited as investors turned more positive about the demand for electric vehicles, while Samsung Electronics rose as memory demand held up well, and due to expectations of the company’s anticipated improvement in its shareholder-returns policy. Samsung’s defensiveness against the backdrop of the earlier market sell off strengthened our conviction in this high-quality holding with healthy fundamentals.

In key trading activity, we responded to the market volatility by taking the opportunity to review our holdings during the period in light of the longer-term impact of COVID-19. We exited Banco Santander Chile given its relative share price resilience and our decision to reduce our exposure to the banking sector in light of the lower interest-rate environment. We sold MTN Group (South Africa) due to the deteriorating macro environment in Nigeria, and Tenaris (Luxembourg) on concerns over the oil price and capital spending cuts. We also divested Hero Motocorp (India) due to our waning conviction in its investment thesis, alongside BRF (Brazil), Hangzhou Hikvision (China), Lojas Renner (Brazil), Multiplan (Brazil), Siam Cement (Thailand), and Sunny Optical (China) in favor of more compelling opportunities elsewhere. As mentioned earlier, we also divested recently-introduced Brazilian reinsurer IRB.

Against this, we took advantage of market weakness to increase our exposure to stocks in the period with attractive secular growth drivers, such as ecommerce, education, renewable energy and technology. To this end, we initiated online services providers Meituan Dianping in China and MercadoLibre in Latin America; both among the top performing holdings over the period. Their recent robust results and positive outlooks support their investment cases. We also introduced Yandex, Russia’s leading internet service provider, on the back of its dominant market position and successful tech ecosystem. In the education sector, we established a position in New Oriental Education, an afterschool K-12 tutoring business benefiting from margin improvement. New holdings in the renewable energy and technology sectors included Brazilian-based WEG in view of its exposure in the motor and renewables industries; Samsung SDI, the leading manufacturer of small-sized Lithium-ion batteries and a forerunner in the development of new energy solutions as we believe the demand for electric vehicles is expected to increase; and leading solar-wafer manufacturer Longi Green Energy. A substantial change in the cost of production of solar modules has meant that solar energy can now be provided more affordably globally, and we expect a rise in demand for Longi’s products. Other new entrants to the Portfolio were Shenzhou International Group, a leading clothing manufacturer in China with healthy fundamentals and attractive growth prospects; as well as Mondi, a global innovator in packaging and paper solutions, on the basis of its solid balance sheet and attractive valuation.

As bottom-up stock pickers, our country and sector allocations are driven by where we can find quality companies with attractive valuations. This style may lead to significant deviations from the Index. At the country level, the Portfolio was overweight India, Hong Kong (which is not part of the benchmark), and Brazil at period end. India is home to many high-quality companies, and we believe our holdings continue to have good long-term prospects, despite recent setbacks. Meanwhile, we like Hong Kong as the territory offers listed companies that have diversified, regional business activities, as well as good standards of accounting and transparency. Brazil offers a deep market of quality companies at attractive valuations, while corporate governance is also improving in Latin America’s largest economy.

In contrast, the Portfolio was underweight China, Taiwan, and Korea at period end. While the Portfolio was underweight China-listed companies, it carried an overweight exposure via holdings listed outside the mainland which offer good exposure to the Chinese market. We are now more comfortable with the investment landscape there, and where we do invest in the mainland, our holdings, we believe, have a firm foothold in their respective industries and have taken steps to adopt international management practices. Next, the Taiwanese market offered a relatively narrow selection of companies operating in in an export-oriented economy, the bulk of them in the technology sector. In our view, most of these companies lack market leadership in terms of both technology and branding. Finally, Korea is a relatively mature economy with well-known brands such as Samsung and Hyundai. The domination of chaebols, or huge conglomerates, we believe, make the business landscape less competitive, while moves to prevent hostile domestic takeovers have also raised concerns.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Managed by Aberdeen Asset Managers Limited

Portfolio Manager Commentary*—(Continued)

At period end, the Portfolio was overweight consumer-focused sectors, such as Consumer Staples and Financials, and underweight companies in sectors where government regulation restricts profitability, such as Telecommunications and Utilities.

Devan Kaloo

Joanne Irvine

High Young

Flavia Cheong

Mark Gordon-James

Portfolio Managers

Aberdeen Asset Managers Limited

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EMERGING MARKETS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Aberdeen Emerging Markets Equity Portfolio
Class A	-9.97	-5.54	2.97	2.66
Class B	-10.13	-5.85	2.73	2.41
MSCI Emerging Markets Index	-9.78	-3.39	2.86	3.27

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Tencent Holdings, Ltd.	9.1
Samsung Electronics Co., Ltd.	7.8
Taiwan Semiconductor Manufacturing Co., Ltd.	6.7
Ping An Insurance Group Co. of China, Ltd. - Class H	3.8
Housing Development Finance Corp., Ltd.	2.5
Naspers, Ltd. - N Shares	2.4
China Tourism Group Duty Free Corp., Ltd. - Class A	2.4
Kweichow Moutai Co., Ltd. - Class A	2.3
China Resources Land, Ltd.	2.1
MercadoLibre, Inc.	2.1

Top Countries

% of Net Assets
China	38.8
India	11.0
South Korea	10.6
Taiwan	6.7
Brazil	5.4
Russia	4.7
Hong Kong	3.8
Indonesia	3.6
Mexico	3.0
South Africa	2.4

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Aberdeen Emerging Markets Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.96%	$1,000.00	$900.30	$4.54
	Hypothetical*	0.96%	$1,000.00	$1,020.09	$4.82

Class B (a)	Actual	1.21%	$1,000.00	$898.70	$5.71
	Hypothetical*	1.21%	$1,000.00	$1,018.85	$6.07

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—89.9% of Net Assets

Security Description	Shares	Value

Argentina—2.1%
MercadoLibre, Inc. (a)	18,870	$18,601,480

Brazil—4.6%
Banco Bradesco S.A. (ADR)	4,092,318	15,591,732
Vale S.A. (ADR)	1,774,300	18,293,033
WEG S.A.	788,334	7,336,677

		41,221,442

China—38.8%
58.com, Inc. (ADR) (a)	243,207	13,118,586
Autohome, Inc. (ADR) (b)	127,667	9,638,859
Budweiser Brewing Co. APAC, Ltd.	3,129,900	9,093,198
China Merchants Bank Co., Ltd. - Class H	2,781,000	12,808,634
China Mobile, Ltd.	519,000	3,506,918
China Resources Gas Group, Ltd.	1,836,000	8,934,597
China Resources Land, Ltd.	4,996,000	18,878,382
China Tourism Group Duty Free Corp., Ltd. - Class A	968,095	21,204,628
Huazhu Group, Ltd. (ADR) (b)	295,630	10,361,831
Kweichow Moutai Co., Ltd. - Class A	97,667	20,212,522
LONGi Green Energy Technology Co., Ltd. - Class A	1,991,063	11,476,835
Meituan Dianping - Class B (a)	665,300	14,778,511
Midea Group Co., Ltd. - Class A	1,876,089	15,870,009
New Oriental Education & Technology Group, Inc. (ADR) (a)	64,116	8,349,827
Ping An Insurance Group Co. of China, Ltd. - Class H	3,424,500	34,200,672
Prosus NV (a)	191,880	17,808,435
Shanghai International Airport Co., Ltd. - Class A	1,043,522	10,584,179
Shenzhou International Group Holdings, Ltd.	643,200	7,732,363
Tencent Holdings, Ltd.	1,256,700	80,722,625
Wuxi Biologics Cayman, Inc. (a)	583,000	10,682,277
Yum China Holdings, Inc.	108,471	5,214,201

		345,178,089

Hong Kong—3.8%
AIA Group, Ltd.	1,628,800	15,159,353
Hong Kong Exchanges and Clearing, Ltd.	433,490	18,474,775

		33,634,128

India—11.0%
Hindustan Unilever, Ltd.	331,898	9,580,172
Housing Development Finance Corp., Ltd.	957,953	22,551,103
ITC, Ltd. (a)	4,366,417	11,327,170
Kotak Mahindra Bank, Ltd.	891,634	15,994,007
SBI Life Insurance Co., Ltd. (a)	922,960	9,892,828
Tata Consultancy Services, Ltd.	657,408	18,222,758
UltraTech Cement, Ltd.	192,077	9,963,362

		97,531,400

Indonesia—3.6%
Astra International Tbk PT	25,869,800	8,697,729
Bank Central Asia Tbk PT	6,619,300	13,200,609
Bank Rakyat Indonesia Persero Tbk PT	36,915,500	7,880,494
Indocement Tunggal Prakarsa Tbk PT (a)	2,975,700	2,460,047

		32,238,879

Macau—1.5%
Sands China, Ltd.	3,341,600	13,076,429

Mexico—3.0%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	212,177	13,157,096
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	405,485	4,542,730
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	2,661,032	9,207,591

		26,907,417

Netherlands—1.3%
ASML Holding NV	32,919	12,067,389

Philippines—2.3%
Ayala Land, Inc.	20,353,640	13,626,137
Bank of the Philippine Islands	4,862,152	7,074,732

		20,700,869

Russia—4.7%
Lukoil PJSC (ADR)	169,103	12,550,825
Novatek PJSC	511,228	7,296,096
Sberbank of Russia PJSC (a)	3,222,188	9,215,318
Yandex NV - Class A (a)	247,844	12,397,157

		41,459,396

South Africa—2.4%
Naspers, Ltd. - N Shares (a)	116,456	21,245,101

South Korea—2.8%
LG Chem, Ltd.	38,398	15,864,477
Samsung SDI Co., Ltd.	29,826	9,121,690

		24,986,167

Taiwan—6.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,620,000	59,471,067

Turkey—0.6%
BIM Birlesik Magazalar A/S	570,130	5,655,527

United Kingdom—0.7%
Mondi plc	326,100	6,092,347

Total Common Stocks (Cost $677,254,647)		800,067,127

Preferred Stocks—8.5%

Brazil—0.7%
Petroleo Brasileiro S.A.	1,639,024	6,495,093

South Korea—7.8%
Samsung Electronics Co., Ltd.	1,780,969	69,550,742

Total Preferred Stocks (Cost $56,568,844)		76,045,835

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Short-Term Investment—1.6%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $14,447,437; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $14,736,415.	14,447,437	$14,447,437

Total Short-Term Investments (Cost $14,447,437)		14,447,437

Securities Lending Reinvestments (c)—1.2%

Repurchase Agreements—0.2%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $527,086; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $537,627.	527,085	527,085
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $102,000.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $62,112; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $63,354.	62,112	62,112
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $27,951; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $28,510.	27,951	27,951
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $81,115; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $90,134.	81,114	81,114
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $442,443.	400,000	400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $95; collateralized by various Common Stock with an aggregate market value of $106.	95	95
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $36,117; collateralized by various Common Stock with an aggregate market value of $40,136.	36,115	36,115

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $111,122.	100,000	100,000

		1,334,472

Mutual Funds—1.0%
BlackRock Liquidity Funds, Institutional Shares 0.100% (d)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (d)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (d)	1,200,000	1,200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (d)	1,500,000	1,500,000
RBC U.S. Government Money Market Fund, Institutional Shares 0.110% (d)	1,200,000	1,200,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (d)	900,000	900,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (d)	1,000,000	1,000,000

		8,800,000

Total Securities Lending Reinvestments (Cost $10,134,472)		10,134,472

Total Investments—101.2% (Cost $758,405,400)		900,694,871
Other assets and liabilities (net)—(1.2)%		(10,768,722)

Net Assets—100.0%		$889,926,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $9,832,240 and the collateral received consisted of cash in the amount of $10,134,472. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Interactive Media & Services	13.0
Banks	10.2
Semiconductors & Semiconductor Equipment	9.3
Internet & Direct Marketing Retail	8.1
Technology Hardware, Storage & Peripherals	7.8
Insurance	6.7
Beverages	4.8
Real Estate Management & Development	3.7
Hotels, Restaurants & Leisure	3.2
Oil, Gas & Consumable Fuels	3.0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$18,601,480	$—	$—	$18,601,480
Brazil	41,221,442	—	—	41,221,442
China	46,683,304	298,494,785	—	345,178,089
Hong Kong	—	33,634,128	—	33,634,128
India	—	97,531,400	—	97,531,400
Indonesia	—	32,238,879	—	32,238,879
Macau	—	13,076,429	—	13,076,429
Mexico	26,907,417	—	—	26,907,417
Netherlands	—	12,067,389	—	12,067,389
Philippines	—	20,700,869	—	20,700,869
Russia	24,947,982	16,511,414	—	41,459,396
South Africa	—	21,245,101	—	21,245,101
South Korea	—	24,986,167	—	24,986,167
Taiwan	—	59,471,067	—	59,471,067
Turkey	—	5,655,527	—	5,655,527
United Kingdom	—	6,092,347	—	6,092,347
Total Common Stocks	158,361,625	641,705,502	—	800,067,127
Preferred Stocks
Brazil	6,495,093	—	—	6,495,093
South Korea	—	69,550,742	—	69,550,742
Total Preferred Stocks	6,495,093	69,550,742	—	76,045,835
Total Short-Term Investment*	—	14,447,437	—	14,447,437
Securities Lending Reinvestments
Repurchase Agreements	—	1,334,472	—	1,334,472
Mutual Funds	8,800,000	—	—	8,800,000
Total Securities Lending Reinvestments	8,800,000	1,334,472	—	10,134,472
Total Investments	$173,656,718	$727,038,153	$—	$900,694,871

Collateral for Securities Loaned (Liability)	$—	$(10,134,472)	$—	$(10,134,472)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$900,694,871
Cash denominated in foreign currencies (c)	332,602
Receivable for:
Investments sold	1,866,061
Fund shares sold	19,812
Dividends	2,190,050

Total Assets	905,103,396
Liabilities
Collateral for securities loaned	10,134,472
Payables for:
Investments purchased	1,767,811
Fund shares redeemed	424,333
Foreign taxes	1,559,918
Accrued Expenses:
Management fees	612,355
Distribution and service fees	95,499
Deferred trustees’ fees	148,279
Other expenses	434,580

Total Liabilities	15,177,247

Net Assets	$889,926,149

Net Assets Consist of:
Paid in surplus	$834,341,307
Distributable earnings (Accumulated losses) (d)	55,584,842

Net Assets	$889,926,149

Net Assets
Class A	$417,855,560
Class B	472,070,589
Capital Shares Outstanding*
Class A	41,976,973
Class B	47,805,267
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.95
Class B	9.87

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $758,405,400.
(b)	Includes securities loaned at value of $9,832,240.
(c)	Identified cost of cash denominated in foreign currencies was $333,373.
(d)	Includes foreign capital gains tax of $1,559,918.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$6,486,205
Interest	9,957
Securities lending income	8,102

Total investment income	6,504,264
Expenses
Management fees	4,024,654
Administration fees	22,339
Custodian and accounting fees	309,672
Distribution and service fees—Class B	562,705
Audit and tax services	27,091
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	41,922
Insurance	3,157
Miscellaneous	16,218

Total expenses	5,045,248
Less management fee waiver	(422,311)

Net expenses	4,622,937

Net Investment Income	1,881,327

Net Realized and Unrealized Loss
Net realized loss on:
Investments (b)	(22,312,245)
Foreign currency transactions	(509,763)

Net realized loss	(22,822,008)

Net change in unrealized depreciation on:
Investments (c)	(71,074,315)
Foreign currency transactions	(41,660)

Net change in unrealized depreciation	(71,115,975)

Net realized and unrealized loss	(93,937,983)

Net Decrease in Net Assets From Operations	$(92,056,656)

(a)	Net of foreign withholding taxes of $863,548.
(b)	Net of foreign capital gains tax of $117,812.
(c)	Includes change in foreign capital gains tax of $1,670,484.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,881,327	$20,730,894
Net realized gain (loss)	(22,822,008)	119,267,245
Net change in unrealized appreciation (depreciation)	(71,115,975)	89,979,207

Increase (decrease) in net assets from operations	(92,056,656)	229,977,346

From Distributions to Shareholders
Class A	(9,671,383)	(8,387,507)
Class B	(9,738,994)	(8,489,048)

Total distributions	(19,410,377)	(16,876,555)

Increase (decrease) in net assets from capital share transactions	19,992,271	(506,259,636)

Total decrease in net assets	(91,474,762)	(293,158,845)

Net Assets
Beginning of period	981,400,911	1,274,559,756

End of period	$889,926,149	$981,400,911

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	2,235,790	$20,064,223	657,211	$6,929,018
Reinvestments	1,004,297	9,671,383	808,824	8,387,507
Redemptions	(1,609,230)	(16,750,986)	(43,093,162)	(465,940,570)

Net increase (decrease)	1,630,857	$12,984,620	(41,627,127)	$(450,624,045)

Class B
Sales	2,790,144	$24,845,839	2,100,202	$21,750,810
Reinvestments	1,019,790	9,738,994	824,980	8,489,048
Redemptions	(2,767,448)	(27,577,182)	(8,277,050)	(85,875,449)

Net increase (decrease)	1,042,486	$7,007,651	(5,351,868)	$(55,635,591)

Increase (decrease) derived from capital shares transactions		$19,992,271		$(506,259,636)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$11.32		$9.54	$11.41	$8.99	$8.14		$9.62

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.19	0.12	0.14	0.13	(b)	0.12
Net realized and unrealized gain (loss)	(1.17)		1.79	(1.68)	2.42	0.83		(1.41)

Total income (loss) from investment operations	(1.14)		1.98	(1.56)	2.56	0.96		(1.29)

Less Distributions
Distributions from net investment income	(0.23)		(0.20)	(0.31)	(0.14)	(0.11)		(0.19)

Total distributions	(0.23)		(0.20)	(0.31)	(0.14)	(0.11)		(0.19)

Net Asset Value, End of Period	$9.95		$11.32	$9.54	$11.41	$8.99		$8.14

Total Return (%) (c)	(9.97	) (d)	20.98 (e)	(13.92)	28.59	11.83		(13.66)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.06	(f)	1.01	0.99	0.99	1.00		1.02
Net ratio of expenses to average net assets (%) (g)	0.96	(f)	0.93	0.94	0.94	0.94		1.00
Ratio of net investment income to average net assets (%)	0.58	(f)	1.84	1.12	1.37	1.49	(b)	1.29
Portfolio turnover rate (%)	18	(d)	16	20	20	15		116
Net assets, end of period (in millions)	$417.9		$456.8	$782.0	$917.9	$801.5		$789.2

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$11.22		$9.45	$11.30	$8.91	$8.07		$9.53

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.21	0.09	0.11	0.11	(b)	0.09
Net realized and unrealized gain (loss)	(1.16)		1.74	(1.66)	2.39	0.82		(1.38)

Total income (loss) from investment operations	(1.14)		1.95	(1.57)	2.50	0.93		(1.29)

Less Distributions
Distributions from net investment income	(0.21)		(0.18)	(0.28)	(0.11)	(0.09)		(0.17)

Total distributions	(0.21)		(0.18)	(0.28)	(0.11)	(0.09)		(0.17)

Net Asset Value, End of Period	$9.87		$11.22	$9.45	$11.30	$8.91		$8.07

Total Return (%) (c)	(10.13	) (d)	20.75 (e)	(14.18)	28.21 (h)	11.50		(13.81)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.31	(f)	1.26	1.24	1.24	1.25		1.27
Net ratio of expenses to average net assets (%) (g)	1.21	(f)	1.18	1.19	1.19	1.19		1.25
Ratio of net investment income to average net assets (%)	0.32	(f)	2.05	0.88	1.11	1.23	(b)	1.03
Portfolio turnover rate (%)	18	(d)	16	20	20	15		116
Net assets, end of period (in millions)	$472.1		$524.6	$492.5	$594.9	$516.8		$511.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, and Class B would have been 20.77%, and 20.53% for the year ended December 31, 2019, respectively.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Aberdeen Emerging Markets Equity Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $14,447,437. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $1,334,472. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local,

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$151,836,712	$0	$156,992,478

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$4,024,654	1.050%	First $250 million
	1.000%	$250 million to $500 million
	0.850%	$500 million to $1 billion
	0.750%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Aberdeen Asset Managers Limited (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100%	All Assets

An identical agreement was in place for the period October 1, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$772,580,708

Gross unrealized appreciation	198,442,016
Gross unrealized depreciation	(70,327,853)

Net unrealized appreciation (depreciation)	$128,114,163

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$16,876,555	$37,651,689	$—	$—	$16,876,555	$37,651,689

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$19,191,011	$—	$197,634,702	$(49,619,906)	$167,205,807

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $30,114,713 and accumulated long-term capital losses of $19,505,193.

During the year ended December 31, 2019, the Portfolio utilized accumulated long-term capital losses of $113,305,723.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Aberdeen Emerging Markets Equity Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed by Artisan Partners Limited Partnership

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse/Artisan International Portfolio returned -7.91% and -8.07%, respectively. The Portfolio’s benchmark, the MSCI All Country World ex-U.S. Index1, returned -11.00%.

MARKET ENVIRONMENT / CONDITIONS

Non-U.S. equities experienced a historic selloff in the first quarter driven by the COVID-19 pandemic, with most broad-based indices declining 20% or more. Market turmoil began in February’s final week following news the novel coronavirus had spread beyond mainland China to Italy, making containment much less likely. Shutdowns and social distancing measures imposed by governments worldwide to slow transmission and thereby “flatten the curve” to avoid overwhelming health care systems produced a sudden shock to global supply chains and domestic demand around the world. The headlines that had dominated in prior months—the U.S.-China trade war, Brexit (the U.K. proposal to leave the European Union) and the U.S. impeachment—were immediately eclipsed by the emerging health crisis. Massive job losses and sharp reductions to estimates of gross domestic product globally ensued.

In the second quarter, non-U.S. equities snapped back strongly, aided by massive government stimulus initiatives globally and optimism about slowing COVID-19 infections. The dichotomy in market sentiment between the first and second quarters of this year cannot be overstated. After the worst quarter ever for the MSCI All Country World ex-U.S. Index, it gained 16% in the second quarter—its best quarter since 2010.

For the six-month period, returns were led by China with a 3% gain. Other major markets—the U.S., Japan, the emerging markets and Europe, finished with returns of -2%, -7%, -10% and -12%, respectively. By sector, returns were positive in the Information Technology, Health Care and Communication Services sector. All other sectors finished lower, with Energy, Financials and Real Estate down the most.

A notable dynamic we have observed amid COVID-19 is the pandemic is accelerating prevailing secular trends. For instance, e-commerce has been taking share from physical stores, and this trend seems likely to continue for years to come. However, this shift has sped up due to social distancing. People who were hesitant to adopt online shopping are now doing it out of necessity. Similarly, the work-from-home trend has been hastened. The cloud software companies are big beneficiaries of this trend. On the corporate side, more and more companies are shifting their technology backbone to the cloud, and we believe this creates all kinds of opportunities. A final example is the exceptional innovation already occurring in the life sciences and diagnostics industries that is now garnering greater interest due to the spotlight on efforts to develop a vaccine or more efficacious treatments for COVID-19. As always, identifying the winners across these themes and industries will be critical for investment success.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outpaced the MSCI All Country World ex-U.S. Index over the trailing six-month period. Outperformance was driven by stock selection, with meaningful contributions from the Portfolio’s Financials, Materials and Consumer Discretionary stocks.

Top individual contributors were Deutsche Boerse (Germany), Amazon.com and Genmab (Denmark). Deutsche Boerse is the largest exchanges operator in Europe and owner of Eurex, Europe’s largest derivatives trading and clearing platform. The company benefited from surging volumes caused by macro uncertainty, as well as strong secular growth in its derivatives and market-data businesses.

In the case of Amazon, the company’s business units were positioned to respond to the current environment. Both of its core businesses—e-commerce and web services—were major beneficiaries of social distancing behaviors reinforcing the secular trends toward e-commerce and cloud software.

Genmab is a Denmark-based biotechnology company specializing in the development of antibody therapeutics for the treatment of cancer. In April, Genmab’s partner Johnson & Johnson reported much stronger-than-expected sales of Darzalex®—the first monoclonal antibody to receive U.S. Food and Drug Administration (“FDA”) approval to treat multiple myeloma—developed by Genmab. Separately, on May 1, Genmab announced that the subcutaneous formulation of Darzalex® was approved by the FDA. This formulation utilizes ENHANZE® technology, which aids delivery of biologics subcutaneously, as opposed to intravenously. The benefit is improved absorption and reduced drug administration time.

The biggest individual detractors were Airbus (France), Petroleo Brasileiro (Brazil) and Housing Development Finance (India). Shares of Airbus, an aerospace manufacturer, experienced sharp declines along with other air travel-related companies. We expected significant production cuts, but given Airbus’s higher-quality backlog, greater exposure to the narrow-body market and stronger balance sheet, we believed Airbus was better positioned than Boeing to take share in this duopolistic market. In all but the most draconian scenarios, we believed the company will eventually return to delivering these in-demand narrow-body planes. However, we reduced our position size during the period due to the substantial near-term headwinds affecting air travel.

Petrobras is a Brazilian oil and gas company and our only energy sector holding. Amid a difficult oil price environment, the company announced a series of moves to reduce costs and shore up liquidity. We believed the company’s high level of liquidity, reductions to operating and capital expenditures, and shutdowns of uneconomical fields should help it weather this challenging environment; however, we sold our position during the period in favor of better opportunities.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Managed by Artisan Partners Limited Partnership

Portfolio Manager Commentary*—(Continued)

Housing Development Finance Corp. is India’s largest standalone mortgage financier where we expected the underpenetrated mortgage market to see long-term demand growth due to favorable demographics and rising urbanization. However, the company faced a deteriorating credit environment presently driven by COVID-19. We exited our position in the period in favor of better opportunities.

As of June 30, 2020, the Portfolio’s largest sector overweights relative to the benchmark were Health Care, Materials and Financials and largest underweights were Consumer Discretionary, Information Technology and Energy. Portfolio positioning remained focused on our themes and geared toward what we considered to be dominant, high-quality companies that are exposed to positive secular trends. We believe our bottom-up process will serve our investors well, yielding fundamentally sound companies with sustainable growth characteristics that are capable of standing up to varied market environments.

Mark L. Yockey

Charles-Henri Hamker

Andrew Euretig

Portfolio Managers

Artisan Partners Limited Partnership

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World ex-U.S. Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United States. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
Brighthouse/Artisan International Portfolio
Class A	-7.91	-0.04	3.52	3.57
Class B	-8.07	-0.37	3.29	3.43
MSCI AC World (ex-U.S.) Index	-11.00	-4.80	2.26	1.68

1 Inception date of the Class A and Class B shares are 4/29/2014 and 11/12/2014, respectively. The since inception return of the index is based on the Class A inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Deutsche Boerse AG	6.7
Linde plc	6.0
Air Liquide S.A.	4.3
Nestle S.A.	4.0
Roche Holding AG	3.9
Genmab A/S	3.6
Aon plc - Class A	3.5
AIA Group, Ltd.	3.4
Amazon.com, Inc.	3.0
Deutsche Telekom AG	2.4

Top Countries

% of Net Assets
United States	15.5
Switzerland	13.9
Germany	13.5
United Kingdom	12.4
France	9.0
China	7.4
Denmark	5.3
Japan	4.7
Hong Kong	3.4
Canada	2.1

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Artisan International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.78%	$1,000.00	$920.90	$3.73
	Hypothetical*	0.78%	$1,000.00	$1,020.99	$3.92

Class B (a)	Actual	1.04%	$1,000.00	$919.30	$4.96
	Hypothetical*	1.04%	$1,000.00	$1,019.69	$5.22

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Belgium—0.9%
UCB S.A.	88,902	$10,290,302

Canada—2.1%
Canadian Pacific Railway, Ltd.	39,400	10,021,809
GFL Environmental, Inc. (a)	65,834	1,235,704
TMX Group, Ltd.	119,000	11,765,889

		23,023,402

China—7.4%
Alibaba Group Holding, Ltd. (ADR) (b)	97,992	21,136,874
Midea Group Co., Ltd. - Class A	1,213,469	10,264,846
Ping An Healthcare and Technology Co., Ltd. (a) (b)	515,400	7,830,377
Tencent Holdings, Ltd.	365,000	23,445,340
Wuliangye Yibin Co., Ltd. - Class A	734,577	17,785,152

		80,462,589

Denmark—5.3%
Ascendis Pharma A/S (ADR) (b)	42,228	6,245,521
DSV Panalpina A/S	28,018	3,418,077
Genmab A/S (b)	116,268	38,894,120
Novo Nordisk A/S - Class B	134,691	8,716,014

		57,273,732

France—9.0%
Air Liquide S.A.	323,595	46,626,432
Airbus SE (b)	166,458	11,844,940
Amundi S.A. (b)	181,411	14,189,780
Eiffage S.A. (144A) (b)	130,632	11,927,568
Vinci S.A.	143,695	13,214,011

		97,802,731

Germany—13.5%
Allianz SE	59,072	12,049,132
Deutsche Boerse AG	403,738	72,975,197
Deutsche Post AG (b)	107,942	3,937,687
Deutsche Telekom AG	1,570,879	26,276,721
E.ON SE	890,368	10,010,190
Siemens AG	101,491	11,921,916
Symrise AG	84,564	9,811,085

		146,981,928

Hong Kong—3.4%
AIA Group, Ltd.	3,989,972	37,134,942

India—0.6%
Reliance Industries, Ltd. (b)	285,279	6,460,500

Ireland—0.5%
Amarin Corp. plc (ADR) (a) (b)	760,794	5,264,695

Israel—1.6%
Nice, Ltd. (ADR) (b)	94,442	17,872,204

Italy—0.7%
Assicurazioni Generali S.p.A.	528,198	7,982,418

Japan—4.7%
Astellas Pharma, Inc.	726,600	12,095,441
Nippon Shinyaku Co., Ltd.	253,300	20,597,074
Sony Corp.	108,100	7,402,831
Taiyo Nippon Sanso Corp. (a)	642,800	10,737,710

		50,833,056

Macau—0.3%
Wynn Macau, Ltd. (b)	1,654,400	2,874,135

Netherlands—2.0%
Koninklijke DSM NV	160,448	22,177,586

Portugal—0.9%
EDP - Energias de Portugal S.A.	1,946,649	9,283,782

Spain—0.4%
Grifols S.A. (ADR)	228,082	4,160,216

Sweden—1.1%
Telefonaktiebolaget LM Ericsson - B Shares	1,259,850	11,634,006

Switzerland—13.9%
Idorsia, Ltd. (144A) (b)	296,885	9,478,489
Lonza Group AG	36,877	19,445,023
Medacta Group S.A. (b)	66,919	5,295,667
Nestle S.A.	390,132	43,099,907
Roche Holding AG	123,030	42,596,868
Temenos AG	54,964	8,521,951
UBS Group AG	1,966,912	22,596,963

		151,034,868

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	975,000	10,317,489

United Kingdom—10.5%
AVEVA Group plc	224,827	11,382,106
Coca-Cola European Partners plc	280,403	10,588,017
Diageo plc	563,158	18,693,440
Linde plc (a) (b)	312,795	65,839,447
RELX plc	347,832	8,050,667

		114,553,677

United States—15.5%
Accenture plc - Class A	63,161	13,561,930
Alphabet, Inc. - Class A (b)	11,009	15,611,313
Alphabet, Inc. - Class C (b)	4,353	6,153,444
Amazon.com, Inc. (b)	12,041	33,218,952
Aon plc - Class A	199,639	38,450,471
Intercontinental Exchange, Inc.	176,968	16,210,269
Medtronic plc	260,329	23,872,169
Willis Towers Watson plc (a)	112,012	22,060,763

		169,139,311

Total Common Stocks (Cost $852,040,991)		1,036,557,569

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Equity Linked Security—1.8%

Security Description	Shares/ Principal Amount*	Value

United Kingdom—1.8%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/29/20 (b) (c) (Cost $22,238,103)	1,690,945	$20,242,113

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $32,666,419; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $33,319,753.	32,666,419	32,666,419

Total Short-Term Investments (Cost $32,666,419)		32,666,419

Securities Lending Reinvestments (d)—6.0%

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $200,000; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $204,000.	200,000	200,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $600,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $612,000.	600,000	600,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $100,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $700,006; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $777,843.	700,000	700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $4,229,982; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $4,314,576.	4,229,976	4,229,976

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,100,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,428,937.	3,100,000	3,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $600,004; collateralized by various Common Stock with an aggregate market value of $666,776.	600,000	600,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,200,162; collateralized by various Common Stock with an aggregate market value of $3,556,271.	3,200,000	3,200,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,100,006; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $1,222,339.	1,100,000	1,100,000

		14,129,976

Mutual Funds—4.7%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	8,000,000	8,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	12,000,000	12,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	6,000,000	6,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	2,000,000	2,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	6,000,000	6,000,000

		51,000,000

Total Securities Lending Reinvestments (Cost $65,129,976)		65,129,976

Total Investments—106.0% (Cost $972,075,489)		1,154,596,077
Other assets and liabilities (net)—(6.0)%		(65,339,440)

Net Assets—100.0%		$1,089,256,637

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $68,110,076 and the collateral received consisted of cash in the amount of $65,129,976 and non-cash collateral with a value of $6,413,017. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $21,406,057, which is 2.0% of net assets.

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Chemicals	14.2
Capital Markets	12.6
Insurance	10.8
Pharmaceuticals	8.7
Biotechnology	5.9
Internet & Direct Marketing Retail	5.0
Beverages	4.3
Interactive Media & Services	4.2
Food Products	4.0
Software	3.5

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$10,290,302	$—	$10,290,302
Canada	23,023,402	—	—	23,023,402
China	21,136,874	59,325,715	—	80,462,589
Denmark	6,245,521	51,028,211	—	57,273,732
France	—	97,802,731	—	97,802,731
Germany	—	146,981,928	—	146,981,928
Hong Kong	—	37,134,942	—	37,134,942
India	—	6,460,500	—	6,460,500
Ireland	5,264,695	—	—	5,264,695
Israel	17,872,204	—	—	17,872,204
Italy	—	7,982,418	—	7,982,418
Japan	—	50,833,056	—	50,833,056
Macau	—	2,874,135	—	2,874,135
Netherlands	—	22,177,586	—	22,177,586
Portugal	—	9,283,782	—	9,283,782
Spain	4,160,216	—	—	4,160,216
Sweden	—	11,634,006	—	11,634,006
Switzerland	—	151,034,868	—	151,034,868
Taiwan	—	10,317,489	—	10,317,489
United Kingdom	10,588,017	103,965,660	—	114,553,677
United States	169,139,311	—	—	169,139,311
Total Common Stocks	257,430,240	779,127,329	—	1,036,557,569
Total Equity Linked Security*	—	20,242,113	—	20,242,113
Total Short-Term Investment*	—	32,666,419	—	32,666,419
Securities Lending Reinvestments
Repurchase Agreements	—	14,129,976	—	14,129,976
Mutual Funds	51,000,000	—	—	51,000,000
Total Securities Lending Reinvestments	51,000,000	14,129,976	—	65,129,976
Total Investments	$308,430,240	$846,165,837	$—	$1,154,596,077

Collateral for Securities Loaned (Liability)	$—	$(65,129,976)	$—	$(65,129,976)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,154,596,077
Cash	257,121
Cash denominated in foreign currencies (c)	518,367
Receivable for:
Investments sold	3,495,370
Dividends	2,498,244

Total Assets	1,161,365,179
Liabilities
Collateral for securities loaned	65,129,976
Payables for:
Investments purchased	5,617,915
Fund shares redeemed	394,753
Accrued Expenses:
Management fees	651,054
Distribution and service fees	54
Deferred trustees’ fees	102,636
Other expenses	212,154

Total Liabilities	72,108,542

Net Assets	$1,089,256,637

Net Assets Consist of:
Paid in surplus	$954,277,192
Distributable earnings (Accumulated losses)	134,979,445

Net Assets	$1,089,256,637

Net Assets
Class A	$1,088,993,996
Class B	262,641
Capital Shares Outstanding*
Class A	97,965,361
Class B	23,655
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.12
Class B	11.10

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $972,075,489.
(b)	Includes securities loaned at value of $68,110,076.
(c)	Identified cost of cash denominated in foreign currencies was $518,683.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$10,875,714
Interest	37,964
Securities lending income	97,006

Total investment income	11,010,684
Expenses
Management fees	3,981,998
Administration fees	26,027
Custodian and accounting fees	140,504
Distribution and service fees—Class B	349
Audit and tax services	28,252
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	15,568
Insurance	4,182
Miscellaneous	10,757

Total expenses	4,245,127
Less management fee waiver	(78,991)

Net expenses	4,166,136

Net Investment Income	6,844,548

Net Realized and Unrealized Loss
Net realized loss on :
Investments (b)	(52,908,927)
Foreign currency transactions	(92,699)

Net realized loss	(53,001,626)

Net change in unrealized appreciation (depreciation) on:
Investments	(46,277,202)
Foreign currency transactions	15,584

Net change in unrealized depreciation	(46,261,618)

Net realized and unrealized loss	(99,263,244)

Net Decrease in Net Assets From Operations	$(92,418,696)

(a)	Net of foreign withholding taxes of $1,178,116.
(b)	Net of foreign capital gains tax of $2,053.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,844,548	$15,304,333
Net realized gain (loss)	(53,001,626)	65,529,205
Net change in unrealized appreciation (depreciation)	(46,261,618)	227,717,603

Increase (decrease) in net assets from operations	(92,418,696)	308,551,141

From Distributions to Shareholders
Class A	(53,178,802)	(16,830,298)
Class B	(12,024)	(3,943)

Total distributions	(53,190,826)	(16,834,241)

Increase (decrease) in net assets from capital share transactions	30,714,772	(170,204,272)

Total increase (decrease) in net assets	(114,894,750)	121,512,628

Net Assets
Beginning of period	1,204,151,387	1,082,638,759

End of period	$1,089,256,637	$1,204,151,387

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	1,286,467	$13,539,883	44,851	$504,119
Reinvestments	4,914,862	53,178,802	1,467,332	16,830,298
Redemptions	(2,971,448)	(35,978,054)	(16,131,952)	(187,498,065)

Net increase (decrease)	3,229,881	$30,740,631	(14,619,769)	$(170,163,648)

Class B
Sales	454	$4,653	67	$729
Reinvestments	1,112	12,024	344	3,943
Redemptions	(4,207)	(42,536)	(3,935)	(45,296)

Net decrease	(2,641)	$(25,859)	(3,524)	$(40,624)

Increase (decrease) derived from capital shares transactions		$30,714,772		$(170,204,272)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.71		$9.90	$11.25	$8.66	$9.62	$10.04

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.15	0.16	0.13	0.14	0.09
Net realized and unrealized gain (loss)	(1.09)		2.82	(1.34)	2.60	(1.01)	(0.43)

Total income (loss) from investment operations	(1.02)		2.97	(1.18)	2.73	(0.87)	(0.34)

Less Distributions
Distributions from net investment income	(0.16)		(0.16)	(0.17)	(0.14)	(0.09)	(0.08)
Distributions from net realized capital gains	(0.41)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.57)		(0.16)	(0.17)	(0.14)	(0.09)	(0.08)

Net Asset Value, End of Period	$11.12		$12.71	$9.90	$11.25	$8.66	$9.62

Total Return (%) (b)	(7.91	)(c)	30.22	(10.68)	31.64	(9.11)	(3.49)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.80	(d)	0.80	0.80	0.80	0.80	0.81
Net ratio of expenses to average net assets (%) (e)	0.78	(d)	0.79	0.80	0.80	0.80	0.81
Ratio of net investment income to average net assets (%)	1.29	(d)	1.30	1.48	1.32	1.52	0.86
Portfolio turnover rate (%)	36	(c)	42	65	46	80	49
Net assets, end of period (in millions)	$1,089.0		$1,203.8	$1,082.3	$1,115.1	$966.8	$986.8

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.67		$9.87	$11.21	$8.64	$9.61	$10.03

Income (Loss) from Investment Operations
Net investment income (a)	0.05		0.12	0.14	0.11	0.12	0.05
Net realized and unrealized gain (loss)	(1.08)		2.82	(1.34)	2.58	(1.01)	(0.39)

Total income (loss) from investment operations	(1.03)		2.94	(1.20)	2.69	(0.89)	(0.34)

Less Distributions
Distributions from net investment income	(0.13)		(0.14)	(0.14)	(0.12)	(0.08)	(0.08)
Distributions from net realized capital gains	(0.41)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.54)		(0.14)	(0.14)	(0.12)	(0.08)	(0.08)

Net Asset Value, End of Period	$11.10		$12.67	$9.87	$11.21	$8.64	$9.61

Total Return (%) (b)	(8.07	)(c)	29.89	(10.91)	31.22 (f)	(9.27)	(3.49)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.05	(d)	1.05	1.05	1.05	1.05	1.06
Net ratio of expenses to average net assets (%) (e)	1.04	(d)	1.04	1.05	1.05	1.05	1.06
Ratio of net investment income to average net assets (%)	0.94	(d)	1.07	1.25	1.05	1.36	0.50
Portfolio turnover rate (%)	36	(c)	42	65	46	80	49
Net assets, end of period (in millions)	$0.3		$0.3	$0.3	$0.3	$0.2	$0.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Artisan International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $32,666,419. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $14,129,976. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark,

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$368,388,453	$0	$380,847,031

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.750% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020 were $3,981,998.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Artisan Partners Limited Partnership (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $	750 million

An identical agreement was in place for the period October 1, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$973,044,766

Gross unrealized appreciation	206,919,380
Gross unrealized depreciation	(25,368,069)

Net unrealized appreciation (depreciation)	$181,551,311

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$16,834,241	$17,925,690	$—	$—	$16,834,241	$17,925,690

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$14,913,124	$37,917,999	$227,864,611	$—	$280,695,734

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $27,616,963.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse/Eaton Vance Floating Rate Portfolio returned -3.74% and -3.84%, respectively. The Portfolio’s benchmark, the S&P/LSTA Leveraged Loan Index1, returned -4.61%.

MARKET ENVIRONMENT / CONDITIONS

The S&P/LSTA Leveraged Loan Index (the “Index”) delivered a -4.61% return in a market environment that was bifurcated into two distinct quarterly performance periods.

During the first quarter of 2020, the senior corporate loan market corrected sharply, with the Index falling 13.05% against the backdrop of a global slide in capital markets. Results marked the second-worst calendar quarter in the asset class’ long history. The period’s volatility was concentrated in March along with the selloffs in equities and high-yield bonds, with the quarterly return for the Index decomposed into monthly performance marks of 0.56%, -1.32% and -12.37% in January, February and March, respectively. Following an uneventful start to the year, March delivered a combination of powerful factors: a quickly unfolding situation related to the novel COVID-19 pandemic and the frantic policy response from fiscal, monetary and health authorities; and a sharp investor retreat from equities and credit-related investments. Retail loan mutual funds experienced some of the heaviest redemptions in the asset class’s history, creating significant selling pressure that weighed heavily on loan prices in March.

In a stark reversal of March’s historic sell-off, asset prices rose sharply across credit markets in one of the best-ever quarterly gains in the second quarter for high-yield bonds and senior loans. For the three-month period ended June 30, the Index returned 9.70%, substantially paring the asset class’s deep losses witnessed in the first quarter. Monthly results for the Index were 4.50%, 3.80% and 1.14% in April, May and June, respectively. The recent climb represented a retracement of the Index’s average price to $89.9 by the end of June, up markedly from a late-March low in the high $70s, though still shy of February’s month-end level of $95.2. Throughout the second quarter, the technical conditions underlying the asset class were strong, characterized by a demand surplus that was the result of improving strength in the buyer base alongside a contraction in the supply of loans outstanding. With record demand experienced in the nearby high-yield bond market, new issuance shifted to the bond side as well. This included a significant amount of secured bond paper, much of it likely would-be supply for the loan asset class. By contrast, outstanding issuances in the loan market contracted, as repayments more than offset newly issued loans. On the buyer side of the supply/demand ledger, consecutive improvements were made in each month of the quarter, both in the creation of new structured product vehicles as well as easing mutual fund redemption activity. Loan prices were helped not only by the asset class’s strengthening technical tone but also the rise in capital markets more broadly, and specifically, the upside momentum in high-yield bonds.

With respect to loan fundamentals, levels of market stress have declined significantly, with the percentage of loans trading below $80 falling to approximately 8% as of June 30, 2020, down from 25% at the end of March. Similarly, loans trading below $70, those deemed in deep distress, represented just 4% of the market, down from 11% in March. While prices have rallied and signs of market stress have retreated, business results for many issuers continued to feel the effects of the virus-led slowdown. Default activity picked up during the second quarter, albeit from a low base below long-term averages, ending June at 3.2% on a trailing 12-month basis. Late in the period, S&P/LCD reported results from its latest buy-side manager survey on default expectations, and consensus pointed to an average default expectation of 5.3% for year-end 2020.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed the Index over the 6-month period ended June 30, 2020. Given the bifurcated performance experienced over the period, which resulted in an overall -4.61% total return, higher quality loans generally outperformed their lower quality counterparts, with the BB-rated, B-rated, CCC-rated, and defaulted loan categories returning -4.50%, -4.12%, -11.94%, and -33.31%, respectively. The Portfolio’s underexposure to the CCC-rated and defaulted loan categories over the period contributed to relative performance. Additionally, the Portfolio benefited from favorable selection results in the BB-rated and B-rated loan segments.

With respect to industry-level exposures, the Portfolio’s underweight exposure to the challenged air transport and retailers (ex-food & drug) segments helped relative performance. Additionally, selection results within the business equipment & services and the leisure goods/activities/movies industries helped, while selection results within the retailers (ex-food & drug), utilities, and publishing segments detracted. Additionally, underweight exposures to the health care and electronics/electrical industries represented a modest drag on relative performance.

The cornerstones of the strategy’s investment philosophy are intense, internal credit research and broad diversification. The Portfolio held 422 issuer positions across 37 industries as of June 30, 2020. Important to note, we believe the optimal risk/return profile can be achieved predominately through interest income realized through investments of higher quality loans, rather than primarily seeking the capital gains associated with distressed loans. As of the end of the reporting period, the Portfolio maintained an overweight position in BB-rated loans and an underweight exposure to the distressed CCC-rated loan category.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Managed by Eaton Vance Management

Portfolio Manager Commentary*—(Continued)

Given the floating-rate nature of the asset class, the Portfolio was exposed to minimal interest rate risk as the loans in the Portfolio reset their coupons every 47 days on average as of June 30, 2020, resulting in a portfolio duration of roughly 0.13 years.

Craig P. Russ

Andrew N. Sveen

Portfolio Managers

Eaton Vance Management

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Standard & Poor’s/Loan Syndications and Trading Association (“S&P/LSTA”) Leveraged Loan Index is a weekly total return index that uses mark-to-market pricing to calculate market value change. The Index tracks the current outstanding balance and spread over LIBOR for fully funded term loans. The facilities included represent a broad cross section of leveraged loans syndicated in the U.S., including dollar-denominated loans to overseas issuers.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P/LSTA LEVERAGED LOAN INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Eaton Vance Floating Rate Portfolio
Class A	-3.74	-1.23	2.86	3.68
Class B	-3.84	-1.51	2.60	3.42
S&P/LSTA Leveraged Loan Index	-4.61	-1.99	2.89	4.17

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Industries

% of Net Assets
Software	11.7
Media	6.3
Commercial Services	5.8
Telecommunications	5.3
Diversified Financial Services	4.7
Pharmaceuticals	4.6
Healthcare-Services	4.4
Chemicals	4.1
Insurance	3.6
Retail	3.0

Top Sectors

% of Net Assets
Floating Rate Loans	92.1
Corporate Bonds & Notes	3.7
Common Stocks	0.4

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Eaton Vance Floating Rate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A	Actual	0.69%	$1,000.00	$962.60	$3.37
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

Class B	Actual	0.94%	$1,000.00	$961.60	$4.58
	Hypothetical*	0.94%	$1,000.00	$1,020.19	$4.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—92.1% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.3%
AppLovin Corp.
Incremental Term Loan B, 4.178%, 3M LIBOR + 4.000%, 08/15/25	648,375	$637,029
Term Loan B, 3.678%, 1M LIBOR + 3.500%, 08/15/25	4,000,692	3,890,673
Outfront Media Capital LLC Term Loan B, 1.935%, 1M LIBOR + 1.750%, 11/18/26	925,000	885,976
Red Ventures, LLC Term Loan B, 2.678%, 1M LIBOR + 2.500%, 11/08/24	1,319,643	1,253,001
Terrier Media Buyer, Inc. Term Loan B, 4.428%, 1M LIBOR + 4.250%, 12/17/26	1,592,000	1,524,340
Vestcom Parent Holdings, Inc. 1st Lien Term Loan, 6.250%, 3M LIBOR + 3.000%, 12/19/23	954,084	896,839

		9,087,858

Aerospace/Defense—1.4%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 4.650%, 6M LIBOR + 3.500%, 01/17/27	623,438	597,331
Dynasty Acquisition Co., Inc. Term Loan B1, 3.808%, 3M LIBOR + 3.500%, 04/06/26	1,100,608	949,274
Term Loan B2, 3.808%, 3M LIBOR + 3.500%, 04/06/26	591,821	510,445
TransDigm, Inc. Term Loan F, 2.428%, 1M LIBOR + 2.250%, 12/09/25	4,903,203	4,450,677
Term Loan G, 2.428%, 1M LIBOR + 2.250%, 08/22/24	1,663,158	1,508,277
WP CPP Holdings LLC Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	2,133,711	1,856,329

		9,872,333

Airlines—0.1%
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/12/24	375,000	368,281
Mileage Plus Holdings LLC Term Loan B, 06/25/27 (b)	725,000	721,052

		1,089,333

Auto Parts & Equipment—2.4%
Adient U.S. LLC Term Loan B, 4.178%, 1M LIBOR + 4.000%, 05/06/24	618,750	597,403
American Axle & Manufacturing, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/06/24	2,193,652	2,089,453
Autokiniton US Holdings, Inc. Term Loan B, 6.553%, 1M LIBOR + 6.375%, 05/22/25	735,000	701,925
CS Intermediate Holdco 2 LLC Term Loan B, 2.750%, 1M LIBOR + 2.000%, 11/02/23	1,264,342	1,050,194
Delachaux S.A. Term Loan B, 5.362%, 6M LIBOR + 4.500%, 04/16/26	396,000	379,170
DexKo Global, Inc. Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/24/24	1,750,426	1,647,588
Garrett LX III S.a r.l. Term Loan B, 3.540%, 3M LIBOR + 3.250%, 09/27/25	245,625	229,659
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan, 2.200%, 1M LIBOR + 2.000%, 03/07/25	2,433,333	2,351,513
Panther BF Aggregator 2 L.P. Term Loan B, 3.678%, 1M LIBOR + 3.500%, 04/30/26	4,143,688	3,960,673

Auto Parts & Equipment—(Continued)
Tenneco, Inc.
Term Loan B, 3.178%, 1M LIBOR + 3.000%, 10/01/25	3,275,125	2,866,144
TI Group Automotive Systems LLC Term Loan, 3.250%, 1M LIBOR + 2.500%, 06/30/22	1,270,254	1,228,971

		17,102,693

Beverages—0.2%
Arterra Wines Canada, Inc. Term Loan B1, 3.750%, 3M LIBOR + 2.750%, 12/15/23	317,595	308,861
Jacobs Douwe Egberts International B.V. Term Loan B, 2.188%, 1M LIBOR + 2.000%, 11/01/25	1,353,959	1,337,599

		1,646,460

Building Materials—1.2%
APi Group DE, Inc. Term Loan B, 2.678%, 1M LIBOR + 2.500%, 10/01/26	1,293,500	1,255,504
CPG International, Inc. Term Loan, 4.750%, 12M LIBOR + 3.750%, 05/05/24	1,091,837	1,083,648
NCI Building Systems, Inc. Term Loan, 3.941%, 1M LIBOR + 3.750%, 04/12/25	687,719	656,485
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.678%, 1M LIBOR + 2.500%, 02/01/27	4,289,488	4,150,972
Summit Materials Cos. I LLC Term Loan B, 2.178%, 1M LIBOR + 2.000%, 11/21/24	1,560,000	1,508,813

		8,655,422

Chemicals—4.1%
Alpha 3 B.V. Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 01/31/24	1,589,355	1,532,735
Aruba Investments, Inc. Term Loan B, 4.322%, 6M LIBOR + 3.250%, 02/02/22	286,418	287,134
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 2.058%, 3M LIBOR + 1.750%, 06/01/24	2,838,413	2,731,972
Element Solutions, Inc. Term Loan B1, 2.178%, 1M LIBOR + 2.000%, 01/31/26	591,034	564,437
Emerald Performance Materials LLC 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 08/01/21	343,144	332,421
Ferro Corp.
Term Loan B1, 2.558%, 3M LIBOR + 2.250%, 02/14/24	387,090	376,203
Term Loan B2, 2.558%, 3M LIBOR + 2.250%, 02/14/24	308,753	300,070
Term Loan B3, 2.558%, 3M LIBOR + 2.250%, 02/14/24	302,184	293,685
Flint Group GmbH Term Loan C, 4.020%, 3M LIBOR + 3.000%, 09/07/21	133,704	115,431
Flint Group U.S. LLC 1st Lien Term Loan B2, 4.020%, 3M LIBOR + 3.000%, 09/07/21	808,796	698,261
GrafTech Finance, Inc. Term Loan B, 4.500%, 1M LIBOR + 3.500%, 02/12/25	2,118,963	2,055,394
HB Fuller Co. Term Loan B, 2.190%, 1M LIBOR + 2.000%, 10/20/24	1,447,267	1,402,944
Hexion, Inc. Exit Term Loan, 4.940%, 3M LIBOR + 3.500%, 07/01/26	1,658,250	1,616,794
Illuminate Buyer LLC Term Loan, 06/16/27 (b)	750,000	740,156

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
INEOS Enterprises Holdings US Finco LLC Term Loan B, 4.500%, 3M LIBOR + 3.500%, 08/28/26	183,515	$177,322
Ineos U.S. Finance LLC Term Loan B, 2.178%, 1M LIBOR + 2.000%, 04/01/24	3,046,875	2,888,818
Messer Industries GmbH
Term Loan, 2.808%, 3M LIBOR + 2.500%, 03/01/26	1,902,175	1,818,479
Minerals Technologies, Inc. Term Loan B, 3.000%, 1M LIBOR + 2.250%, 02/14/24	896,314	882,869
Orion Engineered Carbons GmbH Term Loan B, 2.308%, 3M LIBOR + 2.000%, 07/25/24	448,797	434,212
PQ Corp.
Incremental Term Loan B, 02/07/27 (b)	1,800,000	1,766,250
Term Loan B, 2.428%, 1M LIBOR + 2.250%, 02/07/27	2,181,744	2,130,513
Starfruit Finco B.V. Term Loan B, 3.188%, 1M LIBOR + 3.000%, 10/01/25	3,007,938	2,837,487
Tronox Finance LLC Term Loan B, 3.058%, 1M LIBOR + 2.750%, 09/23/24	2,719,371	2,613,430
Venator Materials Corp. Term Loan B, 3.184%, 1M LIBOR + 3.000%, 08/08/24	826,625	772,894

		29,369,911

Coal—0.1%
Murray Energy Corp.
Term Loan, 13.000%, 1M LIBOR + 11.000%, 07/31/20 †	520,146	299,084
Term Loan B2, 10/17/22 † (c)	1,868,647	45,548
Oxbow Carbon LLC 1st Lien Term Loan B, 3.928%, 1M LIBOR + 3.750%, 01/04/23	546,875	533,203

		877,835

Commercial Services—5.3%
Adtalem Global Education, Inc. Term Loan B, 3.178%, 1M LIBOR + 3.000%, 04/11/25	367,500	344,531
AlixPartners LLP Term Loan B, 3.500%, 1M LIBOR + 2.500%, 04/04/24	3,475,234	3,363,158
Allied Universal Holdco LLC Term Loan B, 4.428%, 1M LIBOR + 4.250%, 07/10/26	2,860,625	2,777,189
Amentum Government Services Holdings LLC Term Loan B, 4.178%, 1M LIBOR + 4.000%, 02/01/27	875,000	864,063
ASGN, Inc. Term Loan B3, 1.928%, 1M LIBOR + 1.750%, 04/02/25	708,613	692,079
BidFair MergerRight, Inc. Term Loan B, 6.500%, 1M LIBOR + 5.500%, 01/15/27	547,054	516,966
CHG Healthcare Services, Inc. 1st Lien Term Loan B, 4.072%, 3M LIBOR + 3.000%, 06/07/23	3,046,168	2,943,359
Coinamatic Canada, Inc. 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/14/22	108,682	104,697
Electro Rent Corp. 1st Lien Term Loan, 6.020%, 3M LIBOR + 5.000%, 01/31/24	1,531,067	1,496,618
Ensemble RCM, LLC Term Loan, 4.437%, 3M LIBOR + 3.750%, 08/03/26	446,625	436,018
Garda World Security Corp. 1st Lien Term Loan B, 4.930%, 1M LIBOR + 4.750%, 10/30/26	1,253,894	1,235,086

Commercial Services—(Continued)
Hertz Corp. (The) Term Loan B, 06/30/23 (c)	960,938	856,035
IRI Holdings, Inc. 1st Lien Term Loan, 4.613%, 3M LIBOR + 4.250%, 12/01/25	3,004,250	2,851,535
KUEHG Corp. Incremental Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/21/25	1,411,215	1,211,528
LSC Communications, Inc. Term Loan B, 09/30/22 (c)	695,208	67,783
MPH Acquisition Holdings LLC Term Loan B, 3.750%, 3M LIBOR + 2.750%, 06/07/23	2,422,371	2,303,776
Nielsen Finance LLC
Term Loan B5, 5.750%, 3M LIBOR + 3.750%, 06/04/25	775,000	770,156
Parexel International Corp. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 09/27/24	1,679,673	1,598,489
Pre-Paid Legal Services, Inc. 1st Lien Term Loan, 3.428%, 1M LIBOR + 3.250%, 05/01/25	421,958	404,025
Prime Security Services Borrower LLC Term Loan B1, 4.250%, 1M LIBOR + 3.250%, 09/23/26	2,562,947	2,470,040
PSC Industrial Holdings Corp. 1st Lien Term Loan, 4.976%, 6M LIBOR + 3.750%, 10/11/24	1,633,125	1,477,978
RDV Resources Properties, LLC Exit Term Loan, 7.500%, 1M LIBOR + 6.500%, 03/29/24 (d) (e)	328,701	200,902
Refinitiv US Holdings, Inc. Term Loan, 3.428%, 1M LIBOR + 3.250%, 10/01/25	1,034,250	1,013,177
SGS Cayman L.P. Term Loan B, 6.375%, 3M LIBOR + 5.375%, 04/23/21	191,314	164,530
Syniverse Holdings, Inc. 1st Lien Term Loan, 6.873%, 3M LIBOR + 5.000%, 03/09/23	928,625	666,288
Team Health Holdings, Inc. 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 02/06/24	1,886,625	1,464,964
Trans Union LLC Term Loan B5, 1.928%, 1M LIBOR + 1.750%, 11/16/26	2,257,968	2,173,764
United Rentals, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 10/31/25	810,563	788,779
Verscend Holding Corp. Term Loan B, 4.678%, 1M LIBOR + 4.500%, 08/27/25	1,400,056	1,365,054
Victory Capital Holdings, Inc. Term Loan B, 3.937%, 3M LIBOR + 2.500%, 07/01/26	1,035,696	1,007,647
WASH Multifamily Laundry Systems LLC 1st Lien Term Loan, 4.250%, 1M LIBOR + 3.250%, 05/14/22	669,824	645,264

		38,275,478

Computers—1.6%
Cardtronics USA, Inc. Term Loan B, 5.000%, 1M LIBOR + 4.000%, 06/25/27	525,000	519,750
CDW LLC Term Loan B, 1.930%, 1M LIBOR + 1.750%, 10/13/26	1,116,279	1,101,628
Datto, Inc. Term Loan B, 4.428%, 1M LIBOR + 4.250%, 04/02/26	321,750	313,505
ECI Macola Max Holdings LLC 1st Lien Term Loan, 5.250%, 3M LIBOR + 4.250%, 09/27/24	707,661	692,918
Harland Clarke Holdings Corp. Term Loan B7, 5.750%, 3M LIBOR + 4.750%, 11/03/23	161,973	118,241

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Monitronics International, Inc. Term Loan, 7.750%, 1M LIBOR + 6.500%, 03/29/24	1,298,299	$994,822
MTS Systems Corp. Term Loan B, 4.000%, 1M LIBOR + 3.250%, 07/05/23	481,126	466,693
NCR Corp. Term Loan, 2.680%, 1M LIBOR + 2.500%, 08/28/26	1,414,313	1,371,883
Sutherland Global Services, Inc. Term Loan B, 6.375%, 3M LIBOR + 5.375%, 04/23/21	821,874	706,811
Tempo Acquisition LLC Term Loan, 2.928%, 1M LIBOR + 2.750%, 05/01/24	1,790,046	1,708,375
Verifone Systems, Inc. 1st Lien Term Loan, 4.377%, 3M LIBOR + 4.000%, 08/20/25	2,812,684	2,378,827
Western Digital Corp. Term Loan B4, 1.924%, 3M LIBOR + 1.750%, 04/29/23	1,515,595	1,483,388

		11,856,841

Distribution/Wholesale—1.8%
American Builders & Contractors Supply Co., Inc. Term Loan, 2.178%, 1M LIBOR + 2.000%, 01/15/27	5,781,313	5,531,271
Core & Main L.P. Term Loan B, 3.750%, 6M LIBOR + 2.750%, 08/01/24	979,083	936,248
IAA, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 06/28/26	507,938	488,890
KAR Auction Services, Inc. Term Loan B6, 2.500%, 1M LIBOR + 2.250%, 09/19/26	545,875	519,946
Resideo Funding, Inc. Term Loan B, 2.560%, 3M LIBOR + 2.250%, 10/24/25	344,750	334,407
Spin Holdco, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 11/14/22	3,244,493	3,118,094
Univar, Inc. Term Loan B3, 2.428%, 1M LIBOR + 2.250%, 07/01/24	2,319,386	2,242,267

		13,171,123

Diversified Financial Services—4.7%
Advisor Group, Inc. Term Loan B, 5.178%, 1M LIBOR + 5.000%, 07/31/26	1,493,747	1,400,388
Aretec Group, Inc. Term Loan, 4.428%, 1M LIBOR + 4.250%, 10/01/25	3,681,870	3,387,320
Astra Acquisition Corp. 1st Lien Term Loan, 6.500%, 1M LIBOR + 5.500%, 03/01/27	773,063	722,814
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B3, 2.500%, 1M LIBOR + 1.750%, 01/15/25	2,062,580	1,928,882
Citco Funding LLC Term Loan, 3.572%, 3M LIBOR + 2.500%, 09/28/23	2,971,390	2,893,391
Clipper Acquisitions Corp. Term Loan B, 1.924%, 1M LIBOR + 1.750%, 12/27/24	1,096,875	1,063,969
Deerfield Dakota Holding, LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	1,900,000	1,849,532
Delos Finance S.a.r.l. Term Loan B, 2.058%, 3M LIBOR + 1.750%, 10/06/23	1,872,500	1,774,194
Ditech Holding Corp. Term Loan, 06/30/22 (c)	2,747,915	1,140,385

Diversified Financial Services—(Continued)
Fiserv Investment Solutions, Inc. Term Loan B, 5.136%, 3M LIBOR + 4.750%, 02/18/27	500,000	490,625
Focus Financial Partners, LLC Term Loan, 2.178%, 1M LIBOR + 2.000%, 07/03/24	2,606,157	2,501,910
Franklin Square Holdings L.P. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 08/01/25	491,249	476,512
Greenhill & Co., Inc. Term Loan B, 3.440%, 1M LIBOR + 3.250%, 04/12/24	956,667	908,833
GreenSky Holdings, LLC
Term Loan B, 3.438%, 1M LIBOR + 3.250%, 03/31/25	1,295,188	1,243,380
Term Loan B2, 5.500%, 3M LIBOR + 4.500%, 03/29/25	450,000	441,000
Guggenheim Partners LLC Term Loan, 3.500%, 1M LIBOR + 2.750%, 07/21/23	5,147,134	5,059,206
Harbourvest Partners LLC Term Loan B, 2.565%, 2M LIBOR + 2.250%, 03/03/25	870,312	842,027
IG Investment Holdings LLC 1st Lien Term Loan, 5.000%, 3M LIBOR + 4.000%, 05/23/25	2,683,613	2,468,924
LPL Holdings, Inc.
Term Loan B1, 1.930%, 1M LIBOR + 1.750%, 11/12/26	1,293,500	1,243,916
NFP Corp. Term Loan, 3.428%, 1M LIBOR + 3.250%, 02/15/27	725,830	678,651
Oz Management L.P. 1st Lien Term Loan, 5.000%, 1M LIBOR + 4.750%, 04/10/23	21,250	21,170
PGX Holdings, Inc. 1st Lien Term Loan, 09/29/23 † (c)	1,315,624	786,085
Virtus Investment Partners, Inc. Term Loan, 3.000%, 3M LIBOR + 2.250%, 06/01/24	445,098	432,858

		33,755,972

Electric—1.0%
Calpine Construction Finance Co. L.P. Term Loan B, 2.178%, 1M LIBOR + 2.000%, 01/15/25	1,230,275	1,185,678
Calpine Corp.
Term Loan B5, 2.430%, 1M LIBOR + 2.250%, 01/15/24	4,020,929	3,889,412
Term Loan B9, 2.430%, 1M LIBOR + 2.250%, 04/05/26	792,000	765,836
Longview Power LLC Term Loan B, 04/13/21 † (c)	1,217,625	184,166
Vistra Operations Company LLC 1st Lien Term Loan B3, 1.944%, 1M LIBOR + 1.750%, 12/31/25	1,195,913	1,158,540

		7,183,632

Electrical Components & Equipment—0.1%
Pelican Products, Inc. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 05/01/25	563,500	519,829

Electronics—0.3%
Celestica, Inc. Term Loan B, 2.684%, 1M LIBOR + 2.500%, 06/27/25	210,000	197,925
Mirion Technologies, Inc. Term Loan B, 5.072%, 3M LIBOR + 4.000%, 03/06/26	395,310	387,157
Tech Data Corp. ABL Term Loan, 06/30/25 (b)	1,075,000	1,065,594

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electronics—(Continued)
TTM Technologies, Inc. Term Loan, 2.673%, 1M LIBOR + 2.500%, 09/28/24	276,204	$267,918

		1,918,594

Engineering & Construction—0.3%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.637%, 3M LIBOR + 4.250%, 06/21/24	1,229,255	1,130,147
FrontDoor, Inc. Term Loan B, 2.688%, 1M LIBOR + 2.500%, 08/16/25	417,563	406,080
Rockwood Service Corp. Term Loan, 4.558%, 3M LIBOR + 4.250%, 01/23/27	423,938	411,219
USIC Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 12/08/23	171,143	163,655

		2,111,101

Entertainment—2.7%
AMC Entertainment Holdings, Inc. Term Loan B, 4.080%, 3M LIBOR + 3.000%, 04/22/26	1,604,688	1,173,141
Aristocrat Technologies, Inc. 1st Lien Term Loan, 2.859%, 3M LIBOR + 1.750%, 10/19/24	938,307	894,910
Crown Finance US, Inc.
Incremental Term Loan, 3.572%, 6M LIBOR + 2.500%, 09/30/26	1,290,250	966,766
Term Loan, 3.322%, 3M LIBOR + 2.250%, 02/28/25	1,583,569	1,199,553
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	2,243,230	2,142,285
Eldorado Resorts LLC Term Loan B, 3.250%, 3M LIBOR + 2.250%, 04/17/24	396,056	$394,509
GVC Holdings PLC Term Loan B3, 3.308%, 6M LIBOR + 2.250%, 03/29/24	1,001,938	966,870
Live Nation Entertainment, Inc. Term Loan B4, 2.000%, 1M LIBOR + 1.750%, 10/17/26	1,566,300	1,450,394
Motion Finco LLC Term Loan B1, 4.322%, 6M LIBOR + 3.250%, 11/13/26	461,698	420,722
Motion Finco S.a.r.l. Delayed Draw Term Loan B2, 3.557%, 3M LIBOR + 3.250%, 11/04/26	60,680	55,295
NASCAR Holdings, Inc. Term Loan B, 2.930%, 1M LIBOR + 2.750%, 10/19/26	635,254	611,750
Playtika Holding Corp. Term Loan B, 7.072%, 3M LIBOR + 6.000%, 12/10/24	2,949,375	2,954,905
SeaWorld Parks & Entertainment, Inc. Term Loan B5, 3.750%, 1M LIBOR + 3.000%, 03/31/24	1,304,641	1,166,567
SMG U.S. Midco 2, Inc. Term Loan, 2.678%, 1M LIBOR + 2.500%, 01/23/25	219,957	195,212
Stars Group Holdings B.V. (The) Incremental Term Loan, 3.808%, 3M LIBOR + 3.500%, 07/10/25	2,867,229	2,857,222
UFC Holdings, LLC
Incremental Term Loan, 5.250%, 3M LIBOR + 4.250%, 04/29/26	200,000	191,667
Term Loan, 4.250%, 6M LIBOR + 3.250%, 04/29/26	2,097,439	2,004,802

		19,646,570

Environmental Control—1.6%
Advanced Disposal Services, Inc. Term Loan B3, 3.000%, 1W LIBOR + 2.250%, 11/10/23	3,184,492	3,156,628
EnergySolutions LLC Term Loan B, 4.750%, 3M LIBOR + 3.750%, 05/09/25	1,102,500	1,022,569
EWT Holdings III Corp. Term Loan, 2.928%, 1M LIBOR + 2.750%, 12/20/24	3,399,797	3,304,177
Filtration Group Corp. 1st Lien Term Loan, 3.180%, 1M LIBOR + 3.000%, 03/29/25	1,433,954	1,381,973
GFL Environmental Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 05/30/25	1,767,519	1,722,594
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 02/28/25	1,078,943	898,220
U.S. Ecology, Inc. Term Loan B, 2.678%, 1M LIBOR + 2.500%, 11/01/26	223,875	218,278

		11,704,439

Food—2.0%
Atkins Nutritionals Holdings, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 07/07/24	339,321	332,252
B&G Foods, Inc. Term Loan B4, 2.678%, 1M LIBOR + 2.500%, 10/10/26	248,125	245,566
CHG PPC Parent LLC Term Loan B, 2.928%, 1M LIBOR + 2.750%, 03/31/25	441,000	421,706
CM Acquisition Co. Term Loan, 11.000%, 3M LIBOR + 10.000%, 07/26/23	187,394	179,196
Dole Food Co., Inc. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/06/24	1,463,779	1,428,099
Froneri International Ltd. Term Loan, 2.428%, 1M LIBOR + 2.250%, 01/29/27	1,875,000	1,770,313
Hearthside Food Solutions LLC
Incremental Term Loan, 4.178%, 1M LIBOR + 4.000%, 05/23/25	394,000	378,240
Term Loan B, 3.866%, 1M LIBOR + 3.687%, 05/23/25	661,500	631,898
JBS USA Lux S.A. Term Loan B, 3.072%, 2M LIBOR + 2.000%, 05/01/26	5,860,862	5,619,102
Nomad Foods Europe Midco, Ltd. Term Loan B4, 2.435%, 1M LIBOR + 2.250%, 05/15/24	1,715,114	1,663,661
U.S. Foods, Inc.
Term Loan B, 1.928%, 1M LIBOR + 1.750%, 06/27/23	757,252	706,137
Term Loan B, 3.072%, 1M LIBOR + 1.750%, 09/13/26	1,463,938	1,381,591

		14,757,761

Food Service—0.2%
Agro Merchants NAI Holdings LLC 1st Lien Term Loan B, 4.750%, 3M LIBOR + 3.750%, 12/06/24	18,104	17,380
Aramark Services, Inc.
Term Loan B3, 1.928%, 1M LIBOR + 1.750%, 03/11/25	816,080	774,052
Term Loan B4, 1.928%, 1M LIBOR + 1.750%, 01/15/27	997,500	942,637

		1,734,069

Forest Products & Paper—0.0%
Clearwater Paper Corp. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 07/26/26	239,250	238,054

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Gas—0.1%
UGI Energy Services, LLC Term Loan B, 3.928%, 1M LIBOR + 3.750%, 08/13/26	915,750	$889,422

Hand/Machine Tools—0.3%
Apex Tool Group, LLC Term Loan B, 6.500%, 1M LIBOR + 5.250%, 08/01/24	2,205,328	1,985,483

Healthcare-Products—1.3%
Albany Molecular Research, Inc. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 08/30/24	656,438	635,103
Athenahealth, Inc. Term Loan B, 4.818%, 3M LIBOR + 4.500%, 02/11/26	1,654,063	1,603,063
Avantor, Inc. Term Loan B3, 3.250%, 1M LIBOR + 2.250%, 11/21/24	750,383	733,031
CryoLife, Inc. Term Loan B, 4.250%, 3M LIBOR + 3.250%, 12/01/24	463,125	450,968
Greatbatch, Ltd. Term Loan B, 3.500%, 1M LIBOR + 2.500%, 10/27/22	2,435,005	2,407,611
Hanger, Inc. 1st Lien Term Loan, 3.678%, 1M LIBOR + 3.500%, 03/06/25	1,001,938	966,870
Ortho-Clinical Diagnostics S.A. Term Loan B, 3.429%, 1M LIBOR + 3.250%, 06/30/25	3,094,947	2,897,644

		9,694,290

Healthcare-Services—4.4%
Acadia Healthcare Co., Inc.
Term Loan B3, 2.678%, 1M LIBOR + 2.500%, 02/11/22	688,612	678,110
Term Loan B4, 2.678%, 1M LIBOR + 2.500%, 02/16/23	1,392,155	1,366,052
Accelerated Health Systems LLC Term Loan B, 3.685%, 1M LIBOR + 3.500%, 10/31/25	492,500	470,338
ADMI Corp. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 04/30/25	1,568,221	1,468,246
Alliance Healthcare Services, Inc.
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/24/23	716,875	488,147
BioClinica Holding I, LP 1st Lien Term Loan, 5.000%, 1M LIBOR + 4.000%, 10/20/23	1,373,384	1,275,530
BW NHHC Holdco, Inc. 1st Lien Term Loan, 5.386%, 3M LIBOR + 5.000%, 05/15/25	906,500	707,070
Catalent Pharma Solutions, Inc. Term Loan B2, 3.250%, 1M LIBOR + 2.250%, 05/18/26	715,938	706,988
Da Vinci Purchaser Corp. Term Loan, 5.238%, 6M LIBOR + 4.000%, 01/08/27	350,000	341,542
Envision Healthcare Corp. 1st Lien Term Loan, 3.928%, 1M LIBOR + 3.750%, 10/10/25	4,186,250	2,813,759
Gentiva Health Services, Inc. Term Loan, 3.438%, 1M LIBOR + 3.250%, 07/02/25	2,199,908	2,139,411
GHX Ultimate Parent Corp. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 06/28/24	1,068,943	1,039,547
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	5,483,545	5,403,737
Loire Finco Luxembourg S.a.r.l. Term Loan, 3.678%, 1M LIBOR + 3.500%, 04/21/27	300,000	288,750
Medical Solutions LLC Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/14/24	869,681	843,591

Healthcare-Services—(Continued)
National Mentor Holdings, Inc.
Term Loan B, 4.430%, 1M LIBOR + 4.250%, 03/09/26	520,765	503,515
Term Loan C, 4.430%, 3M LIBOR + 4.250%, 03/09/26	23,711	22,926
One Call Corp. Term Loan B, 6.250%, 3M LIBOR + 5.250%, 11/25/22	1,098,029	951,991
Phoenix Guarantor, Inc. Term Loan B, 3.435%, 1M LIBOR + 3.250%, 03/05/26	1,633,541	1,577,388
Radiology Partners, Inc. 1st Lien Term Loan B, 5.985%, 3M LIBOR + 4.250%, 07/09/25	453,497	422,697
RadNet, Inc. Term Loan, 8.250%, 6M LIBOR + 3.750%, 06/30/23	2,023,072	1,938,041
Select Medical Corp. Term Loan B, 2.680%, 1M LIBOR + 2.500%, 03/06/25	2,457,947	2,347,339
Sound Inpatient Physicians 1st Lien Term Loan, 2.928%, 1M LIBOR + 2.750%, 06/27/25	416,500	400,534
Surgery Center Holdings, Inc. Term Loan B, 4.250%, 1M LIBOR + 3.250%, 09/03/24	899,563	797,799
Syneos Health, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 08/01/24	716,442	698,531
U.S. Anesthesia Partners, Inc. Term Loan, 4.000%, 6M LIBOR + 3.000%, 06/23/24	1,643,310	1,465,286
Wink Holdco, Inc. 1st Lien Term Loan B, 4.000%, 1M LIBOR + 3.000%, 12/02/24	414,375	399,354

		31,556,219

Holding Companies-Diversified—0.2%
Belfor Holdings Inc. Term Loan B, 4.178%, 1M LIBOR + 4.000%, 04/06/26	445,500	438,817
Emerald Expositions Holding, Inc. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 05/22/24	1,004,697	896,692

		1,335,509

Home Builders—0.1%
Thor Industries, Inc. Term Loan B, 3.938%, 1M LIBOR + 3.750%, 02/01/26	937,576	922,780

Home Furnishings—0.1%
ACProducts, Inc. Term Loan B, 7.500%, 6M LIBOR + 6.500%, 08/18/25	372,656	363,922

Household Products/Wares—0.5%
KIK Custom Products, Inc. Term Loan B, 5.000%, 2M LIBOR + 4.000%, 05/15/23	1,752,096	1,674,483
Reynolds Consumer Products LLC Term Loan, 1.928%, 1M LIBOR + 1.750%, 02/04/27	2,119,688	2,044,174

		3,718,657

Housewares—0.1%
Carlisle Foodservice Products, Inc. 1st Lien Term Loan, 4.000%, 6M LIBOR + 3.000%, 03/20/25	244,734	228,215

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Housewares—(Continued)
Libbey Glass, Inc.
DIP New Money Term Loan, 12.000%, 3M LIBOR + 5.000%, 01/01/21 (d) (e) (f)	91,000	$91,482
Term Loan B, 04/09/21 (c)	387,048	79,345

		399,042

Insurance—3.6%
Alliant Holdings Intermediate, LLC
Term Loan B, 2.928%, 1M LIBOR + 2.750%, 05/09/25	2,292,209	2,177,599
Term Loan B, 3.440%, 1M LIBOR + 3.250%, 05/09/25	396,000	380,853
AmWINS Group, Inc. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 01/25/24	4,203,532	4,095,817
AssuredPartners, Inc. Term Loan B, 3.678%, 1M LIBOR + 3.500%, 02/12/27	174,125	166,942
Asurion LLC
2nd Lien Term Loan, 6.678%, 1M LIBOR + 6.500%, 08/04/25	2,350,000	2,341,676
Term Loan B4, 3.178%, 1M LIBOR + 3.000%, 08/04/22	3,953,792	3,858,656
Term Loan B6, 3.178%, 1M LIBOR + 3.000%, 11/03/23	2,658,215	2,578,468
HUB International, Ltd.
Incremental Term Loan B, 5.000%, 3M LIBOR + 4.000%, 04/25/25	1,592,000	1,575,637
Term Loan B, 4.020%, 3M LIBOR + 3.000%, 04/25/25	4,483,500	4,287,347
Sedgwick Claims Management Services, Inc. Term Loan B, 3.428%, 1M LIBOR + 3.250%, 12/31/25	1,083,500	1,026,165
USI, Inc.
Incremental Term Loan B, 4.308%, 3M LIBOR + 4.000%, 12/02/26	1,218,875	1,184,594
Term Loan, 3.308%, 3M LIBOR + 3.000%, 05/16/24	2,625,750	2,499,714

		26,173,468

Internet—2.9%
Airbnb, Inc. Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/17/25	775,000	809,875
Ancestry.com Operations, Inc. Extended Term Loan B, 5.250%, 1M LIBOR + 4.250%, 08/27/26	3,341,219	3,176,246
Barracuda Networks, Inc. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 02/12/25	836,703	818,714
Buzz Merger Sub, Ltd Term Loan B, 2.928%, 1M LIBOR + 2.750%, 01/29/27	498,750	484,411
EIG Investors Corp. 1st Lien Term Loan, 4.750%, 3M LIBOR + 3.750%, 02/09/23	3,526,876	3,421,070
Go Daddy Operating Co. LLC
Term Loan, 1.928%, 1M LIBOR + 1.750%, 02/15/24	3,734,517	3,605,676
Hoya Midco LLC 1st Lien Term Loan, 4.572%, 6M LIBOR + 3.500%, 06/30/24	943,942	792,911
Match Group, Inc. Term Loan B, 2.184%, 3M LIBOR + 1.750%, 02/13/27	675,000	641,250
ProQuest LLC Term Loan, 3.678%, 1M LIBOR + 3.500%, 10/23/26	1,417,875	1,379,769
Uber Technologies
Incremental Term Loan, 3.678%, 1M LIBOR + 3.500%, 07/13/23	4,310,815	4,111,440
Term Loan, 5.000%, 1M LIBOR + 4.000%, 04/04/25	1,396,500	1,340,058

Internet—(Continued)
Vungle, Inc. Term Loan B, 5.684%, 1M LIBOR + 5.500%, 09/30/26	595,500	583,590

		21,165,010

Investment Companies—0.5%
EIG Management Co. LLC Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/22/25	244,375	238,266
FinCo I LLC Term Loan B, 2.178%, 1M LIBOR + 2.000%, 12/27/22	806,934	779,364
Getty Images, Inc. Term Loan B, 4.688%, 1M LIBOR + 4.500%, 02/19/26	1,415,362	1,268,518
LSF9 Atlantis Holdings LLC Term Loan, 7.000%, 1M LIBOR + 6.000%, 05/01/23	1,211,828	1,004,680

		3,290,828

Iron/Steel—0.2%
Phoenix Services International LLC Term Loan, 4.750%, 1M LIBOR + 3.750%, 03/01/25	1,320,850	1,189,590

Leisure Time—1.4%
Bombardier Recreational Products, Inc.
Incremental Term Loan B2, 6.000%, 3M LIBOR + 5.000%, 05/24/27	650,000	653,250
Term Loan, 2.178%, 1M LIBOR + 2.000%, 05/24/27	4,209,955	4,022,262
Carnival Corp. Term Loan B, 06/30/25 (b)	1,250,000	1,212,500
ClubCorp Holdings, Inc. Term Loan B, 3.058%, 3M LIBOR + 2.750%, 09/18/24	1,653,250	1,410,222
Hayward Industries, Inc. 1st Lien Term Loan, 3.678%, 1M LIBOR + 3.500%, 08/05/24	406,528	390,267
Sabre GLBL, Inc. Term Loan B, 2.178%, 1M LIBOR + 2.000%, 02/22/24	907,930	839,382
SRAM LLC Term Loan B, 3.750%, 1M LIBOR + 2.750%, 03/15/24	883,606	863,725
Travel Leaders Group LLC Term Loan B, 4.184%, 1M LIBOR + 4.000%, 01/25/24	857,500	589,531

		9,981,139

Lodging—1.2%
Boyd Gaming Corp. Term Loan B3, 2.359%, 1W LIBOR + 2.250%, 09/15/23	592,719	561,390
CityCenter Holdings LLC Term Loan B, 3.000%, 1M LIBOR + 2.250%, 04/18/24	2,307,232	2,103,427
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 2.178%, 1M LIBOR + 2.000%, 11/30/23	868,500	827,246
Golden Nugget, Inc. Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	4,022,039	3,332,259
Playa Resorts Holding B.V.
Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	1,262,356	1,080,893
Wyndham Hotels & Resorts, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 05/30/25	1,179,000	1,117,692

		9,022,907

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—0.5%
Brookfield WEC Holdings, Inc. Term Loan, 3.750%, 1M LIBOR + 3.000%, 08/01/25	4,043,437	$3,917,080

Machinery-Diversified—1.9%
AI Alpine AT Bidco GmbH Term Loan B, 4.223%, 3M LIBOR + 3.000%, 10/31/25	197,000	179,762
Altra Industrial Motion Corp. Term Loan B, 2.178%, 1M LIBOR + 2.000%, 10/01/25	605,970	578,701
Clark Equipment Co. Term Loan B, 2.058%, 3M LIBOR + 1.750%, 05/18/24	1,027,406	994,015
CPM Holdings, Inc. 1st Lien Term Loan, 3.962%, 3M LIBOR + 3.750%, 11/17/25	295,500	269,320
DXP Enterprises, Inc. Term Loan B, 5.750%, 1M LIBOR + 4.750%, 08/29/23	433,438	412,172
Engineered Machinery Holdings, Inc.
1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 07/19/24	1,145,625	1,096,936
Incremental Term Loan, 5.250%, 3M LIBOR + 4.250%, 07/19/24	270,875	262,072
Gardner Denver, Inc.
Term Loan, 1.928%, 1M LIBOR + 1.750%, 03/01/27	1,106,162	1,053,619
USD Term Loan B, 03/01/27 (b)	1,250,000	1,221,094
Ingersoll-Rand Services Co. Term Loan, 1.928%, 1M LIBOR + 1.750%, 03/01/27	1,221,938	1,161,222
Restaurant Technologies, Inc. 1st Lien Term Loan, 3.428%, 1M LIBOR + 3.250%, 10/01/25	197,000	183,210
Rexnord LLC Term Loan B, 1.935%, 1M LIBOR + 1.750%, 08/21/24	2,956,277	2,920,557
Thermon Industries, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 10/30/24	245,525	238,307
Titan Acquisition, Ltd. Term Loan B, 3.361%, 3M LIBOR + 3.000%, 03/28/25	2,702,520	2,476,859
Welbilt, Inc. Term Loan B, 2.678%, 1M LIBOR + 2.500%, 10/23/25	794,103	686,899

		13,734,745

Media—5.7%
Charter Communications Operating LLC Term Loan B2, 1.930%, 1M LIBOR + 1.750%, 02/01/27	1,873,462	1,805,809
CSC Holdings LLC
1st Lien Term Loan, 2.435%, 1M LIBOR + 2.250%, 07/17/25	2,387,109	2,270,141
Incremental Term Loan, 2.435%, 1M LIBOR + 2.250%, 01/15/26	938,125	892,626
CSC Holdings, LLC Term Loan B5, 2.685%, 1M LIBOR + 2.500%, 04/15/27	1,182,038	1,127,073
Cumulus Media New Holdings, Inc. Term Loan B, 4.058%, 3M LIBOR + 3.750%, 03/31/26	471,438	444,330
Diamond Sports Group, LLC Term Loan, 3.430%, 3M LIBOR + 3.250%, 08/24/26	2,654,938	2,173,730
Entercom Media Corp. Term Loan, 2.684%, 1M LIBOR + 2.500%, 11/18/24	2,093,762	1,965,519
Entravision Communications Corp. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 11/29/24	740,563	694,277
Global Eagle Entertainment, Inc. 1st Lien Term Loan, 8.725%, 6M LIBOR + 7.500%, 01/06/23 †	1,043,438	725,189

Media—(Continued)
Gray Television, Inc.
Term Loan B, 2.423%, 1M LIBOR + 2.250%, 02/07/24	1,470,015	1,422,852
Term Loan C, 2.673%, 1M LIBOR + 2.500%, 01/02/26	552,268	536,160
Hubbard Radio LLC Term Loan B, 4.500%, 3M LIBOR + 3.500%, 03/28/25	554,227	498,804
iHeartCommunications, Inc. Term Loan, 3.178%, 1M LIBOR + 3.000%, 05/01/26	945,250	875,144
Midcontinent Communications Term Loan B, 1.934%, 1M LIBOR + 1.750%, 08/15/26	769,188	738,420
Mission Broadcasting, Inc. Term Loan B3, 2.423%, 1M LIBOR + 2.250%, 01/17/24	305,637	291,119
Nexstar Broadcasting, Inc.
Term Loan B3, 2.434%, 1M LIBOR + 2.250%, 01/17/24	1,188,054	1,131,621
Term Loan B4, 2.923%, 1M LIBOR + 2.750%, 09/18/26	432,281	412,288
Radiate Holdco LLC 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.000%, 02/01/24	1,749,745	1,677,081
Recorded Books, Inc. Term Loan B, 4.444%, 1M LIBOR + 4.250%, 08/29/25	249,366	243,444
Sinclair Television Group Inc. Term Loan B2B, 2.690%, 1M LIBOR + 2.500%, 09/30/26	545,875	522,334
Sinclair Television Group, Inc. Term Loan B2, 2.430%, 1M LIBOR + 2.250%, 01/03/24	2,060,142	1,974,302
Univision Communications, Inc.
Term Loan B, 3.750%, 1M LIBOR + 2.750%, 03/13/26	2,152,520	2,016,911
Term Loan C5, 2.928%, 1M LIBOR + 2.750%, 03/15/24	4,173,934	3,878,282
UPC Broadband Holding B.V. Term Loan B, 2.435%, 1M LIBOR + 2.250%, 04/30/28	775,000	741,094
Virgin Media Bristol LLC Term Loan N, 2.685%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,188,775
Ziggo Financing Partnership Term Loan I, 2.685%, 1M LIBOR + 2.500%, 04/30/28	6,475,000	6,135,063

		41,382,388

Metal Fabricate/Hardware—1.6%
Advanced Drainage Systems, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 07/31/26	277,071	269,452
Ameriforge Group, Inc. Term Loan, 9.000%, 3M LIBOR + 8.000%, 06/08/22	750,290	656,504
Atkore International, Inc. 1st Lien Term Loan, 3.750%, 3M LIBOR + 2.750%, 12/22/23	1,273,520	1,246,458
Dynacast International LLC Term Loan B2, 4.250%, 3M LIBOR + 3.250%, 01/28/22	1,171,557	966,535
Neenah Foundry Co. Term Loan, 6.789%, 2M LIBOR + 6.500%, 12/13/22	634,332	555,040
Penn Engineering & Manufacturing Corp. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 06/27/24	202,450	196,377
Tecomet, Inc. Term Loan, 4.675%, 3M LIBOR + 3.500%, 05/01/24	1,790,927	1,703,619
Werner FinCo L.P. Term Loan, 5.000%, 1M LIBOR + 4.000%, 07/24/24	1,362,414	1,294,293
WireCo WorldGroup, Inc. 1st Lien Term Loan, 6.072%, 1M LIBOR + 5.000%, 09/30/23	549,561	455,964
Zekelman Industries, Inc. Term Loan, 2.430%, 1M LIBOR + 2.250%, 01/24/27	4,239,375	4,080,399

		11,424,641

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Mining—0.0%
Noranda Aluminum Acquisition Corp.
Term Loan B, 02/28/21 (c)	430,320	$30,123
PMHC II, Inc. 1st Lien Term Loan, 4.334%, 12M LIBOR + 3.500%, 03/31/25	342,125	290,806

		320,929

Miscellaneous Manufacturing —1.6%
CTC AcquiCo GmbH Term Loan B2, 3.113%, 3M LIBOR + 2.750%, 03/07/25	1,050,529	975,679
Dayco Products LLC Term Loan B, 4.613%, 3M LIBOR + 4.250%, 05/19/23	970,000	620,800
EXC Holdings III Corp. 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 12/02/24	438,750	431,072
Gates Global LLC Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/01/24	3,750,721	3,624,134
Gemini HDPE LLC Term Loan B, 3.270%, 3M LIBOR + 2.500%, 08/07/24	1,721,223	1,643,768
LTI Holdings, Inc. 1st Lien Term Loan, 3.678%, 1M LIBOR + 3.500%, 09/06/25	1,230,095	1,046,605
Term Loan, 4.928%, 1M LIBOR + 4.750%, 07/24/26	173,688	148,069
Momentive Performance Materials, Inc. Term Loan B, 3.430%, 1M LIBOR + 3.250%, 05/15/24	2,376,000	2,239,380
Rohm Holding GmbH Term Loan B, 6.779%, 6M LIBOR + 5.000%, 07/31/26	348,246	309,068
Spectrum Holdings III Corp. 1st Lien Term Loan, 3.558%, 3M LIBOR + 3.250%, 01/31/25	384,478	340,263

		11,378,838

Oil & Gas—1.0%
Apro LLC Delayed Draw Term Loan, 5.000%, 3M LIBOR + 4.000%, 11/16/26	233,333	229,250
Term Loan B, 5.000%, 1M LIBOR + 4.000%, 11/14/26	811,999	797,789
CITGO Holding, Inc. Term Loan B, 8.000%, 3M LIBOR + 7.000%, 08/01/23	223,313	213,263
Citgo Petroleum Corp. Term Loan B, 6.000%, 3M LIBOR + 5.000%, 03/28/24	1,980,486	1,906,218
Delek U.S. Holdings, Inc. 2020 Incremental Term Loan B, 6.500%, 1M LIBOR + 5.500%, 03/31/25	548,625	528,966
Term Loan B, 2.428%, 1M LIBOR + 2.250%, 03/31/25	3,616,249	3,379,497
Fieldwood Energy LLC 1st Lien Term Loan, 04/11/22 (c)	1,276,437	259,542
Sunrise Oil & Gas Properties LLC Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	85,053	71,869
Sunrise Oil & Gas Properties, LLC First Out Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	83,564	79,386
Term Loan, 8.000%, 1M LIBOR + 7.000%, 01/17/23	98,259	69,273

		7,535,053

Oil & Gas Services—0.1%
Apergy Corp. 1st Lien Term Loan, 2.688%, 1M LIBOR + 2.500%, 05/09/25	207,530	198,710
Term Loan, 6.000%, 3M LIBOR + 5.000%, 05/28/27	200,000	194,750

Oil & Gas Services—(Continued)
McDermott Technology Americas, Inc. Make Whole Term Loan, 4.000%, 3M LIBOR + 9.000%, 06/30/24	22,144	20,483
Take Back Term Loan, 5.000%, 3M LIBOR + 9.000%, 06/30/25	265,576	237,691

		651,634

Packaging & Containers—2.5%
Berry Global, Inc.
Term Loan W, 2.177%, 1M LIBOR + 2.000%, 10/01/22	768,591	750,817
Term Loan Y, 2.177%, 1M LIBOR + 2.000%, 07/01/26	841,500	808,140
BWAY Holding Co. Term Loan B, 4.561%, 3M LIBOR + 3.250%, 04/03/24	1,891,500	1,708,025
Flex Acquisition Co., Inc. 1st Lien Term Loan, 4.433%, 3M LIBOR + 3.000%, 12/29/23	4,173,580	4,010,114
Incremental Term Loan, 4.683%, 3M LIBOR + 3.250%, 06/29/25	1,321,000	1,244,217
Patriot Container Corp. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 03/20/25	122,188	119,171
Pregis TopCo Corp. 1st Lien Term Loan, 4.178%, 1M LIBOR + 4.000%, 07/31/26	572,125	553,173
Reynolds Group Holdings, Inc. Term Loan, 2.928%, 1M LIBOR + 2.750%, 02/05/23	6,536,250	6,253,557
Ring Container Technologies Group LLC 1st Lien Term Loan, 2.928%, 1M LIBOR + 2.750%, 10/31/24	728,611	697,645
Trident TPI Holdings, Inc. Term Loan B1, 4.072%, 3M LIBOR + 3.000%, 10/17/24	1,878,463	1,801,563

		17,946,422

Pharmaceuticals—4.6%
Akorn, Inc. DIP Delayed Draw Term Loan, 10.500%, 1M LIBOR + 9.500%, 11/17/20	66,060	66,721
Term Loan B, 14.750%, 1M LIBOR + 0.750%, 04/16/21	1,526,407	1,465,350
Alkermes, Inc. Term Loan B, 2.450%, 1M LIBOR + 2.250%, 03/27/23	348,188	334,261
Alphabet Holding Co., Inc. 1st Lien Term Loan, 3.678%, 1M LIBOR + 3.500%, 09/26/24	2,188,125	2,062,855
Amneal Pharmaceuticals LLC Term Loan B, 3.688%, 1M LIBOR + 3.500%, 05/04/25	3,010,257	2,765,674
Arbor Pharmaceuticals, Inc. Term Loan B, 6.000%, 6M LIBOR + 5.000%, 07/05/23	1,493,784	1,378,015
Bausch Health Companies, Inc. Term Loan B, 3.190%, 1M LIBOR + 3.000%, 06/02/25	5,203,740	5,059,826
Change Healthcare Holdings LLC Term Loan B, 3.500%, 1M LIBOR + 2.500%, 03/01/24	5,164,923	4,973,392
Elanco Animal Health, Inc. Term Loan B, 02/04/27 (b)	1,825,000	1,747,438
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.000%, 1M LIBOR + 4.250%, 04/29/24	4,861,766	4,580,999
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.109%, 1W LIBOR + 2.000%, 11/15/27	3,924,031	3,789,413
HLF Financing S.a r.l. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 08/18/25	957,938	927,403

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Horizon Therapeutics USA, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 05/22/26	988,299	$959,885
Mallinckrodt International Finance S.A. Term Loan B, 3.500%, 3M LIBOR + 2.750%, 09/24/24	3,793,875	2,850,149
Term Loan B, 3.750%, 3M LIBOR + 3.000%, 02/24/25	550,706	407,522

		33,368,903

Pipelines—0.8%
Blackstone CQP Holdco L.P. Term Loan B, 3.806%, 3M LIBOR + 3.500%, 09/30/24	2,404,596	2,312,921
Buckeye Partners L.P. Term Loan B, 2.923%, 1M LIBOR + 2.750%, 11/01/26	2,369,063	2,284,368
Centurion Pipeline Co., LLC Term Loan B, 3.428%, 1M LIBOR + 3.250%, 09/29/25	221,625	211,744
Prairie ECI Acquiror L.P. Incremental Term Loan, 5.058%, 3M LIBOR + 4.750%, 03/11/26	425,000	386,750
Term Loan B, 4.928%, 1M LIBOR + 4.750%, 03/11/26	711,315	647,297

		5,843,080

Real Estate—1.2%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 2.928%, 1M LIBOR + 2.750%, 08/21/25	4,455,723	4,219,013
Lightstone Holdco LLC Term Loan B, 4.750%, 3M LIBOR + 3.750%, 01/30/24	947,561	809,573
Term Loan C, 4.750%, 3M LIBOR + 3.750%, 01/30/24	53,444	45,661
RE/MAX International, Inc. Term Loan B, 3.500%, 3M LIBOR + 2.750%, 12/15/23	1,852,381	1,806,071
Realogy Group LLC Term Loan B, 3.000%, 3M LIBOR + 2.250%, 02/08/25	1,754,560	1,626,258

		8,506,576

Real Estate Investment Trusts—0.9%
Apollo Commercial Real Estate Finance, Inc Term Loan B, 2.935%, 1M LIBOR + 2.750%, 05/15/26	396,000	366,300
Brookfield Property REIT, Inc. 1st Lien Term Loan B, 2.678%, 1M LIBOR + 2.500%, 08/27/25	884,250	738,349
Claros Mortgage Trust, Inc. Term Loan B, 3.438%, 1M LIBOR + 3.250%, 08/09/26	669,938	619,692
ESH Hospitality, Inc. Term Loan B, 2.178%, 1M LIBOR + 2.000%, 09/18/26	1,285,359	1,225,911
Iron Mountain, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 01/02/26	806,438	775,567
Starwood Property Trust, Inc. Term Loan B, 2.678%, 1M LIBOR + 2.500%, 07/27/26	446,625	428,760
VICI Properties 1 LLC Term Loan B, 1.940%, 1M LIBOR + 1.750%, 12/20/24	2,352,273	2,199,375

		6,353,954

Retail—3.0%
1011778 B.C. Unlimited Liability Co. Term Loan B4, 1.928%, 1M LIBOR + 1.750%, 11/19/26	5,099,375	4,848,231
Allsup’s Convenience Stores, Inc. Term Loan, 6.430%, 1M LIBOR + 6.250%, 11/18/24	560,625	549,412

Retail—(Continued)
Ascena Retail Group, Inc. Term Loan B, 5.250%, 1M LIBOR + 4.500%, 08/21/22	2,191,371	769,171
Bass Pro Group LLC Term Loan B, 6.072%, 3M LIBOR + 5.000%, 09/25/24	1,191,313	1,151,403
Beacon Roofing Supply, Inc. Term Loan B, 2.428%, 1M LIBOR + 2.250%, 01/02/25	537,625	513,912
BJ’s Wholesale Club, Inc. 1st Lien Term Loan, 2.435%, 1M LIBOR + 2.250%, 02/03/24	4,339,402	4,215,729
David’s Bridal, Inc. New Money Term Loan, 6.000%, PIK + 5.000%, 06/23/23 (d) (e)	223,608	192,079
Term Loan, 7.000%, 3M LIBOR + 6.000%, 06/30/23 (d) (e)	259,211	191,323
IRB Holding Corp Term Loan B, 3.750%, 1M LIBOR + 2.750%, 02/05/25	2,910,385	2,698,474
PetSmart, Inc. Term Loan, 5.000%, 3M LIBOR + 4.000%, 03/11/22	2,130,675	2,108,926
PFS Holding Corp. 1st Lien Term Loan, 01/31/21 (c)	235,625	90,716
Pier 1 Imports (U.S.), Inc. Term Loan B, 4.500%, 04/30/21 (c)	1,450,670	246,614
Serta Simmons Bedding LLC Super Priority First Out Term Loan, 8.500%, 3M LIBOR + 7.500%, 08/10/23	920,000	912,334
Super Priority Second Out Term Loan, 8.500%, 2M LIBOR + 7.500%, 08/10/23	3,042,788	2,624,404
Steinway Musical Instruments, Inc. Term Loan B, 4.750%, 1M LIBOR + 3.750%, 02/14/25	460,363	436,194

		21,548,922

Semiconductors—0.6%
Bright Bidco B.V. Term Loan B, 4.572%, 3M LIBOR + 3.500%, 06/30/24	1,868,408	814,626
Cabot Microelectronics Corp. Term Loan B1, 2.188%, 1M LIBOR + 2.000%, 11/17/25	661,285	644,340
Cohu, Inc. Term Loan B, 3.178%, 1M LIBOR + 3.000%, 10/01/25	687,750	653,362
MACOM Technology Solutions Holdings, Inc. Term Loan, 3.000%, 1M LIBOR + 2.250%, 05/17/24	1,124,185	1,058,139
Microchip Technology, Inc. Term Loan B, 2.180%, 1M LIBOR + 2.000%, 05/29/25	483,554	469,451
MKS Instruments, Inc. Term Loan B6, 1.928%, 1M LIBOR + 1.750%, 02/02/26	264,810	255,321
Ultra Clean Holdings, Inc. Term Loan B, 4.678%, 1M LIBOR + 4.500%, 08/27/25	696,830	682,894

		4,578,133

Software—11.6%
Applied Systems, Inc. 1st Lien Term Loan, 4.250%, 3M LIBOR + 3.250%, 09/19/24	4,664,184	4,565,071
Aptean, Inc. Term Loan, 4.428%, 1M LIBOR + 4.250%, 04/23/26	692,742	655,796
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	1,361,500	1,309,593
Avast Software B.V. Term Loan B, 3.250%, 3M LIBOR + 2.250%, 09/29/23	343,884	340,063

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Banff Merger Sub, Inc. Term Loan B, 4.428%, 1M LIBOR + 4.250%, 10/02/25	4,102,674	$3,894,611
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 5.701%, 3M LIBOR + 4.250%, 09/05/25	810,563	751,797
Camelot U.S. Acquisition LLC Term Loan B, 3.178%, 1M LIBOR + 3.000%, 10/30/26	1,641,750	1,593,182
Castle U.S. Holding Corp. Term Loan B, 4.058%, 3M LIBOR + 3.750%, 01/29/27	915,815	844,840
CCC Information Services, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 04/29/24	2,700,354	2,611,242
CentralSquare Technologies, LLC Term Loan B, 3.928%, 1M LIBOR + 3.750%, 08/29/25	788,000	698,562
Ceridian HCM Holding Inc. Term Loan B, 2.609%, 1W LIBOR + 2.500%, 04/30/25	1,350,938	1,293,523
Cornerstone OnDemand, Inc. Term Loan B, 5.348%, 2M LIBOR + 4.250%, 04/22/27	1,625,000	1,602,656
Epicor Software Corp. 1st Lien Term Loan, 3.430%, 1M LIBOR + 3.250%, 06/01/22	5,781,547	5,674,178
Finastra USA, Inc. 1st Lien Term Loan, 4.500%, 6M LIBOR + 3.500%, 06/13/24	3,379,427	2,969,672
Flexera Software LLC 1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 02/26/25	731,867	716,956
GlobalLogic Holdings, Inc. 1st Lien Term Loan, 2.928%, 1M LIBOR + 2.750%, 08/01/25	1,378,043	1,326,367
Hyland Software, Inc. Term Loan 3, 4.000%, 1M LIBOR + 3.250%, 07/01/24	6,615,407	6,436,791
Informatica LLC Term Loan B, 3.428%, 1M LIBOR + 3.250%, 02/25/27	5,561,063	5,324,717
Inovalon Holdings, Inc. Term Loan B1, 3.188%, 1M LIBOR + 3.000%, 04/02/25	1,071,202	1,043,350
IQVIA, Inc.
Term Loan B1, 2.500%, 1M LIBOR + 1.750%, 03/07/24	1,336,768	1,305,577
Term Loan B2, 1.928%, 1M LIBOR + 1.750%, 01/17/25	1,442,872	1,409,206
Kronos, Inc. Term Loan B, 3.179%, 1M LIBOR + 3.000%, 11/01/23	5,395,169	5,390,108
MA FinanceCo. LLC
Term Loan B, 5.250%, 3M LIBOR + 4.250%, 06/05/25	1,700,000	1,666,000
Term Loan B3, 2.678%, 1M LIBOR + 2.500%, 06/21/24	437,788	410,426
Marcel LUX IV Sarl Term Loan B1, 3.428%, 1M LIBOR + 3.250%, 03/15/26	990,000	947,925
Navicure, Inc. Term Loan B, 4.178%, 1M LIBOR + 4.000%, 10/22/26	1,396,500	1,351,114
Renaissance Holding Corp. 1st Lien Term Loan, 4.010%, 3M LIBOR + 3.250%, 05/30/25	607,551	587,198
Seattle Spinco, Inc. Term Loan B3, 2.678%, 1M LIBOR + 2.500%, 06/21/24	2,956,491	2,771,710
SkillSoft Corp.
1st Lien Term Loan, 04/28/21) (c)	3,813,588	2,371,575
DIP Term Loan, 8.500%, 3M LIBOR + 7.500%, 09/14/20	216,161	205,353
SolarWinds Holdings, Inc. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 02/05/24	3,575,954	3,470,463
Solera LLC Term Loan B, 2.928%, 1M LIBOR + 2.750%, 03/03/23	1,744,944	1,682,126
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 1.928%, 1M LIBOR + 1.750%, 04/16/25	994,368	952,640

Software—(Continued)
SS&C Technologies, Inc. Term Loan B3, 1.928%, 1M LIBOR + 1.750%, 04/16/25	1,415,330	1,355,937
STG-Fairway Holdings, LLC Term Loan B, 4.572%, 3M LIBOR + 3.500%, 01/31/27	375,000	350,742
SurveyMonkey, Inc. Term Loan B, 3.860%, 1W LIBOR + 3.750%, 10/10/25	1,152,800	1,118,216
Tibco Software, Inc. Term Loan B, 3.930%, 1M LIBOR + 3.750%, 06/30/26	3,580,661	3,441,910
Ultimate Software Group, Inc. (The)
Incremental Term Loan B, 4.750%, 1M LIBOR + 1.750%, 05/04/26 (b)	3,800,000	3,763,018
Term Loan B, 3.928%, 1M LIBOR + 3.750%, 05/04/26	1,463,938	1,420,282
Veritas Bermuda, Ltd. Term Loan B, 5.500%, 3M LIBOR + 4.500%, 01/27/23	2,137,093	1,982,154
Vero Parent, Inc. Term Loan B, 6.613%, 3M LIBOR + 6.250%, 08/16/24	1,361,745	1,327,701
VS Buyer, LLC Term Loan B, 3.428%, 1M LIBOR + 3.250%, 02/28/27	1,072,313	1,040,143

		83,974,491

Telecommunications—4.7%
Altice France S.A. Term Loan B13, 4.185%, 1M LIBOR + 4.000%, 08/14/26	498,734	481,528
CenturyLink, Inc. Term Loan B, 2.428%, 1M LIBOR + 2.250%, 03/15/27	6,368,000	6,022,733
Colorado Buyer, Inc. Term Loan B, 4.000%, 1M LIBOR + 3.000%, 05/01/24	1,479,250	1,136,645
CommScope, Inc. Term Loan B, 3.428%, 1M LIBOR + 3.250%, 04/06/26	1,538,375	1,465,302
CPI International, Inc. 1st Lien Term Loan, 4.500%, 1M LIBOR + 3.500%, 07/26/24	607,813	577,928
Digicel International Finance, Ltd. Term Loan B, 4.250%, 6M LIBOR + 3.250%, 05/28/24	1,483,072	1,245,780
Infoblox, Inc. 1st Lien Term Loan, 4.678%, 1M LIBOR + 4.500%, 11/07/23	1,495,003	1,475,692
Intelsat Jackson Holdings S.A.
Term Loan, 6.500%, 07/14/21 (f)	474,019	482,117
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	1,600,000	1,609,142
IPC Corp. Term Loan B, 5.500%, 3M LIBOR + 4.500%, 08/06/21	880,630	691,294
Level 3 Financing, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 03/01/27	1,720,372	1,630,052
Numericable Group S.A. Term Loan B11, 2.928%, 1M LIBOR + 2.750%, 07/31/25	1,746,000	1,663,065
Onvoy LLC 1st Lien Term Loan B, 5.500%, 1M LIBOR + 4.500%, 02/10/24	847,048	804,695
Plantronics, Inc. Term Loan B, 2.768%, 1M LIBOR + 2.500%, 07/02/25	1,646,813	1,508,892
SBA Senior Finance II LLC Term Loan B, 1.930%, 1M LIBOR + 1.750%, 04/11/25	1,862,919	1,793,447
Switch, Ltd. Term Loan B1, 2.434%, 1M LIBOR + 2.250%, 06/27/24	218,250	215,795
T-Mobile U.S.A., Inc. Term Loan, 3.178%, 1M LIBOR + 3.000%, 04/01/27	2,850,000	2,850,000

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telenet Financing USD LLC Term Loan AR, 2.185%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	$3,310,626
Telesat Canada Term Loan B5, 2.930%, 1M LIBOR + 2.750%, 12/07/26	1,218,875	1,170,120
West Corp.
Term Loan, 5.000%, 3M LIBOR + 4.000%, 10/10/24	1,611,690	1,387,665
Term Loan B1, 4.500%, 3M LIBOR + 3.500%, 10/10/24	294,000	253,085
Zayo Group Holdings, Inc. Term Loan, 3.178%, 1M LIBOR + 3.000%, 03/09/27	2,269,313	2,158,330

		33,933,933

Transportation—0.5%
Genesee & Wyoming, Inc. Term Loan, 2.308%, 3M LIBOR + 2.000%, 12/30/26	847,875	819,683
Hanjin International Corp. Term Loan B, 2.678%, 1M LIBOR + 2.500%, 10/18/20	475,000	437,000
IBC Capital Ltd. 1st Lien Term Loan, 4.058%, 3M LIBOR + 3.750%, 09/11/23	313,770	300,827
Kenan Advantage Group, Inc.
Term Loan, 4.000%, 1M LIBOR + 3.000%, 07/31/22	559,365	523,356
Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/31/22	171,194	160,494
PODS LLC 1st Lien Term Loan, 3.750%, 1M LIBOR + 2.750%, 12/06/24	574,609	552,104
XPO Logistics, Inc. Term Loan B, 2.184%, 1M LIBOR + 2.000%, 02/24/25	575,000	563,021

		3,356,485

Total Floating Rate Loans (Cost $715,918,150)		666,019,781

Corporate Bonds & Notes—3.7%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	2,998,125

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	250,000	260,000
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,350,000	1,392,187

		1,652,187

Commercial Services—0.5%
Allied Universal Holding Co. LLC 6.625%, 07/15/26 (144A)	475,000	498,750
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	837,250
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	625,000	639,063
5.750%, 04/15/26 (144A)	1,325,000	1,373,031

		3,348,094

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	267,237

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	395,250

Electric—0.3%
Calpine Corp.
4.500%, 02/15/28 (144A)	300,000	294,000
5.250%, 06/01/26 (144A)	2,000,000	2,019,420

		2,313,420

Entertainment—0.1%
SeaWorld Parks and Entertainment., Inc. 8.750%, 05/01/25 (144A)	250,000	252,500
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	250,000	258,437

		510,937

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	630,469

Food—0.1%
Del Monte Foods, Inc. 11.875%, 05/15/25 (144A)	975,000	984,750

Healthcare-Products—0.2%
Avantor, Inc. 6.000%, 10/01/24 (144A)	1,500,000	1,567,500

Leisure Time—0.0%
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	316,125

Machinery-Diversified—0.1%
Clark Equipment Co.
5.875%, 06/01/25 (144A)	125,000	127,812
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	500,000

		627,812

Media—0.5%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	398,662
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	250,000	230,625
5.250%, 08/15/27 (144A)	200,000	191,500
6.375%, 05/01/26	105,163	104,111
8.375%, 05/01/27	190,609	174,668
Virgin Media Secured Finance PLC 4.500%, 08/15/30 (144A)	800,000	800,500

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—(Continued)
Ziggo B.V. 5.500%, 01/15/27 (144A)	1,798,000	$1,827,290

		3,727,356

Oil & Gas—0.3%
CITGO Petroleum Corp.
6.250%, 08/15/22 (144A)	1,000,000	993,770
7.000%, 06/15/25 (144A)	1,275,000	1,276,594

		2,270,364

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	390,938

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	525,150

Telecommunications—0.6%
Altice France S.A.
5.500%, 01/15/28 (144A)	475,000	479,750
7.375%, 05/01/26 (144A)	500,000	521,970
CenturyLink, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,451,895
CommScope. Inc. 6.000%, 03/01/26 (144A)	2,000,000	2,050,000

		4,503,615

Total Corporate Bonds & Notes (Cost $27,247,702)		27,029,329

Common Stocks—0.4%

Advertising—0.0%
CM Acquisition Co. (g) (h)	3,472	199,640

Commercial Services—0.1%
IAP Worldwide Services LLC † (d) (e) (g) (h)	44	667,385

Diversified Consumer Services—0.0%
RDV Resources, Inc. - Class A (d) (e) (g) (h)	21,140	0

Energy Equipment & Services—0.1%
McDermott International, Inc. (g) (h)	117,431	411,008

Internet Software & Services—0.0%
Answers Corp. (d) (e) (g) (h)	29,070	53,780

Media—0.0%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	45,476
Cumulus Media, Inc. - Class A (g) (h)	40,548	160,164
iHeartMedia, Inc. - Class A (g) (h)	18,596	155,277

		360,917

Metals & Mining—0.1%
AFG Holdings, Inc. (d) (e) (g) (h)	24,746	592,419

Oil, Gas & Consumable Fuels—0.1%
Fieldwood Energy LLC (g) (h)	1,397	140
Fieldwood Energy LLC (Rights Offering Shares) (g) (h)	6,048	605
Paragon Offshore Finance Co. - Class A (g) (h)	1,527	458
Paragon Offshore Finance Co. - Class B (g) (h)	764	3,056
Samson Resources II LLC - Class A (g) (h)	19,666	358,904
Sunrise Oil & Gas, Inc. - Class A (g) (h)	12,446	74,676

		437,839

Retail—0.0%
David’s Bridal, Inc. (d) (e) (g) (h)	18,015	162,135

Total Common Stocks (Cost $3,849,413)		2,885,123

Preferred Stocks—0.0%

Retail—0.0%
David’s Bridal, Inc.
Series A (d) (e) (h)	501	40,080
Series B (d) (e) (h)	2,042	165,321
DBI Investors, Inc. Series A (d) (e) (h)	852	76,816

Total Preferred Stocks (Cost $165,320)		282,217

Warrant—0.0%

Retail—0.0%
David’s Bridal, Inc. (d)(e)(g)(h) (Cost $0)	3,478	0

Short-Term Investment—4.3%

Repurchase Agreement—4.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $30,687,084; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $31,300,854.	30,687,084	30,687,084

Total Short-Term Investments (Cost $30,687,084)		30,687,084

Total Investments—100.5% (Cost $777,867,669)		726,903,534
Unfunded Loan Commitments—(0.0)% (Cost $(278,419))		(278,419)
Net Investments—100.5% (Cost $777,589,250)		726,625,115
Other assets and liabilities (net)—(0.5)%		(3,588,096)

Net Assets—100.0%		$723,037,019

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $2,707,457, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after June 30, 2020, at which time the interest rate will be determined.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.3% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $26,750,550, which is 3.7% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Global Eagle Entertainment, Inc., 8.750%, 01/06/23	10/06/17	1,043,438	$1,032,501	$725,189
IAP Worldwide Services LLC	07/18/14-07/24/14	44	52,139	667,385
Longview Power LLC, 04/13/21	04/08/15-07/10/15	1,217,625	1,218,712	184,166
Murray Energy Corp., 13.000%, 07/31/20	10/30/19	520,146	520,146	299,084
Murray Energy Corp., 10/17/22	06/28/19-06/29/19	1,868,647	1,813,825	45,548
PGX Holdings, Inc., 09/29/23	12/20/16-06/30/20	1,315,624	1,319,070	786,085

				$2,707,457

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

(PRIME)—	U.S. Federal Reserve Prime Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$9,087,858	$—	$9,087,858
Aerospace/Defense	—	9,872,333	—	9,872,333
Airlines	—	1,089,333	—	1,089,333
Auto Parts & Equipment	—	17,102,693	—	17,102,693
Beverages	—	1,646,460	—	1,646,460
Building Materials	—	8,655,422	—	8,655,422
Chemicals	—	29,369,911	—	29,369,911
Coal	—	877,835	—	877,835
Commercial Services	—	38,074,576	200,902	38,275,478
Computers	—	11,856,841	—	11,856,841
Distribution/Wholesale	—	13,171,123	—	13,171,123
Diversified Financial Services	—	33,755,972	—	33,755,972
Electric	—	7,183,632	—	7,183,632
Electrical Components & Equipment	—	519,829	—	519,829
Electronics	—	1,918,594	—	1,918,594
Engineering & Construction	—	2,111,101	—	2,111,101
Entertainment	—	19,646,570	—	19,646,570
Environmental Control	—	11,704,439	—	11,704,439
Food	—	14,757,761	—	14,757,761
Food Service	—	1,734,069	—	1,734,069
Forest Products & Paper	—	238,054	—	238,054
Gas	—	889,422	—	889,422
Hand/Machine Tools	—	1,985,483	—	1,985,483
Healthcare-Products	—	9,694,290	—	9,694,290
Healthcare-Services	—	31,556,219	—	31,556,219
Holding Companies-Diversified	—	1,335,509	—	1,335,509
Home Builders	—	922,780	—	922,780
Home Furnishings	—	363,922	—	363,922
Household Products/Wares	—	3,718,657	—	3,718,657
Housewares (Less Unfunded Loan Commitments of $45,500)	—	307,560	45,982	353,542
Insurance	—	26,173,468	—	26,173,468
Internet	—	21,165,010	—	21,165,010
Investment Companies	—	3,290,828	—	3,290,828
Iron/Steel	—	1,189,590	—	1,189,590
Leisure Time	—	9,981,139	—	9,981,139
Lodging	—	9,022,907	—	9,022,907
Machinery-Construction & Mining	—	3,917,080	—	3,917,080
Machinery-Diversified	—	13,734,745	—	13,734,745
Media	—	41,382,388	—	41,382,388
Metal Fabricate/Hardware	—	11,424,641	—	11,424,641
Mining	—	320,929	—	320,929
Miscellaneous Manufacturing	—	11,378,838	—	11,378,838
Oil & Gas	—	7,535,053	—	7,535,053
Oil & Gas Services	—	651,634	—	651,634
Packaging & Containers	—	17,946,422	—	17,946,422
Pharmaceuticals	—	33,368,903	—	33,368,903
Pipelines	—	5,843,080	—	5,843,080
Real Estate	—	8,506,576	—	8,506,576
Real Estate Investment Trusts	—	6,353,954	—	6,353,954
Retail	—	21,165,520	383,402	21,548,922
Semiconductors	—	4,578,133	—	4,578,133
Software	—	83,974,491	—	83,974,491

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Telecommunications (Less Unfunded Loan Commitments of $232,919)	$—	$33,701,014	$—	$33,701,014
Transportation	—	3,356,485	—	3,356,485
Total Floating Rate Loans (Less Unfunded Loan Commitments of $278,419)	—	665,111,076	630,286	665,741,362
Total Corporate Bonds & Notes*	—	27,029,329	—	27,029,329
Common Stocks
Advertising	—	199,640	—	199,640
Commercial Services	—	—	667,385	667,385
Diversified Consumer Services	—	—	0	0
Energy Equipment & Services	411,008	—	—	411,008
Internet Software & Services	—	—	53,780	53,780
Media	360,917	—	—	360,917
Metals & Mining	—	—	592,419	592,419
Oil, Gas & Consumable Fuels	—	437,839	—	437,839
Retail	—	—	162,135	162,135
Total Common Stocks	771,925	637,479	1,475,719	2,885,123
Total Preferred Stocks*	—	—	282,217	282,217
Total Warrant*	—	—	0	0
Total Short-Term Investment*	—	30,687,084	—	30,687,084
Total Net Investments	$771,925	$723,464,968	$2,388,222	$726,625,115

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfers from Level 3 to Level 2 in the amount of $3,022,384 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be significant observable inputs.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$726,625,115
Cash	5,792,727
Receivable for:
Investments sold	3,688,437
Fund shares sold	55,675
Interest	1,760,423

Total Assets	737,922,377
Liabilities
Payables for:
Investments purchased	14,086,195
Fund shares redeemed	12,834
Accrued Expenses:
Management fees	359,437
Distribution and service fees	23,962
Deferred trustees’ fees	140,281
Other expenses	262,649

Total Liabilities	14,885,358

Net Assets	$723,037,019

Net Assets Consist of:
Paid in surplus	$784,494,817
Distributable earnings (Accumulated losses)	(61,457,798)

Net Assets	$723,037,019

Net Assets
Class A	$606,764,699
Class B	116,272,320
Capital Shares Outstanding*
Class A	64,876,671
Class B	12,512,444
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.35
Class B	9.29

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $777,589,250.
(b)	Investments at value is net of unfunded loan commitments of $278,419.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$3,470
Interest	16,811,928

Total investment income	16,815,398
Expenses
Management fees	2,209,405
Administration fees	21,642
Custodian and accounting fees	159,611
Distribution and service fees—Class B	149,867
Audit and tax services	62,869
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	15,550
Insurance	2,819
Miscellaneous	8,028

Total expenses	2,667,281

Net Investment Income	14,148,117

Net Realized and Unrealized Loss
Net realized loss on investments	(8,267,069)

Net change in unrealized depreciation on investments	(35,950,654)

Net realized and unrealized loss	(44,217,723)

Net Decrease in Net Assets From Operations	$(30,069,606)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$14,148,117	$36,357,642
Net realized loss	(8,267,069)	(4,949,155)
Net change in unrealized appreciation (depreciation)	(35,950,654)	22,954,416

Increase (decrease) in net assets from operations	(30,069,606)	54,362,903

From Distributions to Shareholders
Class A	(30,816,047)	(30,403,750)
Class B	(5,641,180)	(5,776,634)

Total distributions	(36,457,227)	(36,180,384)

Increase in net assets from capital share transactions	6,659,394	6,878,971

Total increase (decrease) in net assets	(59,867,439)	25,061,490

Net Assets
Beginning of period	782,904,458	757,842,968

End of period	$723,037,019	$782,904,458

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	286,413	$2,740,779	373,231	$3,776,629
Reinvestments	3,278,303	30,816,047	3,046,468	30,403,750
Redemptions	(2,535,733)	(24,277,771)	(3,510,211)	(35,797,716)

Net increase (decrease)	1,028,983	$9,279,055	(90,512)	$(1,617,337)

Class B
Sales	955,328	$9,052,275	2,256,163	$22,901,359
Reinvestments	603,981	5,641,180	582,322	5,776,634
Redemptions	(1,831,744)	(17,313,116)	(1,997,436)	(20,181,685)

Net increase (decrease)	(272,435)	$(2,619,661)	841,049	$8,496,308

Increase derived from capital shares transactions		$6,659,394		$6,878,971

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.23		$10.00	$10.34	$10.35	$9.86	$10.31

Income (Loss) from Investment Operations
Net investment income (a)	0.19		0.48	0.46	0.39	0.40	0.39
Net realized and unrealized gain (loss)	(0.57)		0.24	(0.39)	0.02	0.52	(0.45)

Total income (loss) from investment operations	(0.38)		0.72	0.07	0.41	0.92	(0.06)

Less Distributions
Distributions from net investment income	(0.50)		(0.49)	(0.41)	(0.42)	(0.43)	(0.39)

Total distributions	(0.50)		(0.49)	(0.41)	(0.42)	(0.43)	(0.39)

Net Asset Value, End of Period	$9.35		$10.23	$10.00	$10.34	$10.35	$9.86

Total Return (%) (b)	(3.74	)(c)	7.32	0.56	4.00	9.50	(0.66)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.69	(d)	0.69	0.68	0.68	0.67	0.67
Ratio of net investment income to average net assets (%)	3.90	(d)	4.73	4.45	3.80	4.01	3.83
Portfolio turnover rate (%)	14	(c)	27	25	41	40	23
Net assets, end of period (in millions)	$606.8		$653.1	$639.3	$731.6	$715.4	$728.3

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.15		$9.93	$10.27	$10.29	$9.80	$10.24

Income (Loss) from Investment Operations
Net investment income (a)	0.18		0.45	0.43	0.36	0.38	0.36
Net realized and unrealized gain (loss)	(0.57)		0.24	(0.39)	0.01	0.51	(0.43)

Total income (loss) from investment operations	(0.39)		0.69	0.04	0.37	0.89	(0.07)

Less Distributions
Distributions from net investment income	(0.47)		(0.47)	(0.38)	(0.39)	(0.40)	(0.37)

Total distributions	(0.47)		(0.47)	(0.38)	(0.39)	(0.40)	(0.37)

Net Asset Value, End of Period	$9.29		$10.15	$9.93	$10.27	$10.29	$9.80

Total Return (%) (b)	(3.84	)(c)	7.03	0.31	3.68	9.27	(0.83)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.94	(d)	0.94	0.93	0.93	0.92	0.92
Ratio of net investment income to average net assets (%)	3.66	(d)	4.48	4.23	3.55	3.76	3.58
Portfolio turnover rate (%)	14	(c)	27	25	41	40	23
Net assets, end of period (in millions)	$116.3		$129.8	$118.6	$104.5	$104.1	$98.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Eaton Vance Floating Rate Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to the authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus.

Book-tax differences are primarily due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments. As of June 30, 2020, the Portfolio had open unfunded loan commitments of $278,419. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had investments in repurchase agreements with a gross value of $30,687,084, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$97,982,168	$0	$104,955,404

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$2,209,405	0.625%	First $100 million
	0.600%	Over $100 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Eaton Vance Management (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

BHFTI-26

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$777,726,853

Gross unrealized appreciation	1,712,799
Gross unrealized depreciation	(52,793,860)

Net unrealized appreciation (depreciation)	$(51,081,061)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$36,180,384	$31,287,050	$—	$—	$36,180,384	$31,287,050

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$36,191,053	$—	$(15,156,218)	$(15,820,133)	$5,214,702

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $773,690 and accumulated long-term capital losses of $15,046,443.

BHFTI-27

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-28

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-29

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse/Franklin Low Duration Total Return Portfolio returned -0.75% and -0.92%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index1, returned 2.88%.

MARKET ENVIRONMENT / CONDITIONS

After beginning the year on an upbeat tone, global economies severely contracted in the second quarter as the COVID-19 pandemic spread throughout the world. Large portions of the world’s population were put on stay-at-home orders as virus infection rates and deaths increased. Measures of consumer spending and industrial production fell at record rates. In the U.S., the unemployment rate hit a post-World War II high in April as millions of workers were laid off or furloughed as businesses closed. Global monetary and fiscal authorities moved quickly in an attempt to lessen the economic blow by providing trillions of dollars of stimulus. The U.S. Federal Reserve (the “Fed”) reduced their Federal Funds rate by 150 basis points (“bps”) in March returning to the “zero lower bound” (keeping interest rates at or near zero percent) and announced a number of initiatives to support fixed income markets including buying large amounts of U.S. Treasuries (“UST”), Agency Mortgage-Backed Securities (“MBS”), investment-grade (“IG”) corporate bonds, municipal securities, and direct lending to mid-sized businesses through the new Main Street Business Lending Program. The U.S. federal government passed a series of bills providing $3 trillion dollars in short-term help to businesses, through grants and forgivable loans, and individuals, through enhance unemployment insurance and one-time payments. Combined these initiatives represented over 40% of yearly gross domestic product (“GDP”).

As the economic impact of social distancing measures became more apparent, fixed income markets came under enormous pressure. At the height of the panic, the degree to which impairments in liquidity produced distorted market valuations was severe across all fixed income sectors. Even prices for many cash UST notes and bonds saw bid-ask spreads widen sharply. In most fixed income sectors, sellers significantly outnumbered buyers, causing spreads to gap out. UST rates fell in the quarter as investors moved into safe-haven assets. 30-year and 10-year UST rates dropped to all-time lows. With strong intervention by the Fed, acting as the “lender of last resort,” liquidity and risk valuations improved somewhat towards the end of the first half of the year.

Risk aversion in the market drove credit market spreads to post-global financial crisis wides. Both IG and high yield (“HY”) corporate bonds prices fell significantly, as measured by the Bloomberg Barclays U.S. Corporate Bond Index and Bloomberg Barclays U.S. Corporate High Yield Bond Index, respectively posting strong losses in the first quarter of the year before partially rebounding in the second quarter, but still substantially underperforming duration-matched USTs. MBS followed a similar pattern by ending the first half of the year behind USTs.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

In the first half of 2020, the Portfolio’s exposure to corporate credit detracted from returns, led by holdings in HY, floating-rate bank loans, and Collateralized Loan Obligations (“CLOs”) as spreads widened significantly, particularly in March. This was partially offset by gains from our IG corporate positioning. Residential Mortgage-Backed Securities (“RMBS”) also weighed on results, particularly our allocation to the Credit Risk Transfer (“CRT”) securities, which are Agency issued but are not guaranteed, as valuations in that sector were challenged by illiquidity. Other securitized sectors, including MBS, had a neutral impact on returns. An overweight to Treasury Inflation-Protected Securities (“TIPS”) hindered performance as inflation expectations fell. Our exposures outside the U.S. also detracted from performance including both sovereign emerging market and non-U.S. dollar developed bonds. The Portfolio’s U.S. yield curve positioning hurt returns.

Over the period, we decreased the Portfolio’s overweight positioning in Asset-Backed Securities and RMBS. As spreads widened in the IG corporate sector, we added to our holdings moving from an underweight position at the end of 2019 to an overweight exposure by June 30. We feel that this sector, especially in the front-end of the yield curve, has significant sponsorship from the Fed and offers good carry (or yield) characteristics versus USTs.

At period-end, we continued to have an overweight to credit sectors including the Portfolio’s holding of CLOs, IG and HY corporates, and bank loans. Although these sectors have seen some recovery from the distressed levels in March, we feel that there is inherent value in these positions and continue to focus our efforts on strong fundamental credit research to identify issuers that have the financial stability to weather the prevailing economic conditions. Additionally, the Portfolio maintained an overweight to the securitized sector with our largest allocation to RMBS. This sector was one of the hardest hit segments as illiquidity dislocated trading levels. Our holdings were primarily in CRT securities that benefit from substantial seasoning and underlying loans with attractive underwriting standards.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

In addition, the Portfolio employed derivatives as a tool in seeking efficient management of certain risks. We used derivatives to manage Portfolio duration, credit risk and currency exposures. During the period, the use of derivatives provided exposures through means that we believed to be advantageous to the Portfolio. All derivatives performed as expected during the period.

Sonal Desai

David Yuen

Tina Chou

Kent Burns

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index measures performance of U.S. Dollar-denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have maturities ranging from one to three years.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. GOVERNMENT/CREDIT 1-3 YEAR BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
Brighthouse/Franklin Low Duration Total Return Portfolio
Class A	-0.75	0.51	1.71	1.67
Class B	-0.92	0.34	1.47	1.42
Bloomberg Barclays U.S. Government/Credit 1-3 Year Bond Index	2.88	4.20	2.11	1.62

1 Inception date of the Class A and B shares is 4/29/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
Corporate Bonds & Notes	31.6
Asset-Backed Securities	24.3
U.S. Treasury & Government Agencies	23.1
Foreign Government	7.1
Mortgage-Backed Securities	5.2
Floating Rate Loans	4.5
Municipals	2.7
Mutual Funds	1.0
Common Stocks	0.1

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Franklin Low Duration Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.49%	$1,000.00	$992.50	$2.43
	Hypothetical*	0.49%	$1,000.00	$1,022.43	$2.46

Class B (a)	Actual	0.74%	$1,000.00	$990.80	$3.66
	Hypothetical*	0.74%	$1,000.00	$1,021.18	$3.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—31.6% of Net Assets

Security Description	Principal Amount*	Value

Agriculture—0.5%
Altria Group, Inc. 2.350%, 05/06/25	1,200,000	$1,262,665
BAT Capital Corp. 2.764%, 08/15/22	1,400,000	1,449,934
Bunge, Ltd. Finance Corp. 3.500%, 11/24/20 (a)	1,300,000	1,312,283
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	300,000	311,563

		4,336,445

Auto Manufacturers—0.0%
Navistar International Corp. 9.500%, 05/01/25 (144A)	400,000	428,500

Banks—9.2%
Akbank T.A.S. 5.125%, 03/31/25 (144A) (a)	700,000	658,981
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (b)	2,155,000	2,266,541
3.550%, 3M LIBOR + 0.780%, 03/05/24 (b)	3,700,000	3,953,609
Bank of Montreal 1.850%, 05/01/25	1,900,000	1,967,065
Bank of New York Mellon Corp. (The)
1.256%, 3M LIBOR + 0.870%, 08/17/20 (a) (b)	3,900,000	3,903,653
1.600%, 04/24/25	2,000,000	2,071,386
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (b)	700,000	715,149
BPCE S.A.
2.375%, 01/14/25 (144A)	3,000,000	3,103,542
2.650%, 02/03/21 (a)	1,200,000	1,215,617
Citibank N.A. 3.165%, 3M LIBOR + 0.530%, 02/19/22 (b)	3,000,000	3,048,292
Citigroup, Inc.
2.350%, 08/02/21 (a)	2,100,000	2,140,443
2.572%, SOFR + 2.107%, 06/03/31 (b)	2,000,000	2,066,955
2.900%, 12/08/21	1,000,000	1,030,557
Deutsche Bank AG 1.687%, 3M LIBOR + 1.310%, 08/20/20 (a) (b)	3,700,000	3,697,514
Dexia Credit Local S.A. 2.375%, 09/20/22 (144A)	2,000,000	2,081,615
Fifth Third Bancorp
1.625%, 05/05/23 (a)	1,200,000	1,230,848
2.550%, 05/05/27	1,100,000	1,175,961
Goldman Sachs Group, Inc. (The)
1.513%, 3M LIBOR + 1.200%, 09/15/20 (b)	11,400,000	11,414,592
2.625%, 04/25/21	2,100,000	2,133,455
HSBC Holdings plc 2.848%, SOFR + 2.387%, 06/04/31 (b)	1,200,000	1,227,123
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	3,800,000	3,941,016
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (b)	5,400,000	5,602,671
3.875%, 09/10/24	2,500,000	2,771,805
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (b)	800,000	870,024

Banks—(Continued)
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (b)	400,000	416,004
Regions Financial Corp. 2.250%, 05/18/25	1,000,000	1,046,070
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	4,100,000	4,319,408
SVB Financial Group 3.125%, 06/05/30 (a)	400,000	428,348
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/21 (EUR)	700,000	776,863
UBS AG 1.750%, 04/21/22 (144A)	4,600,000	4,686,848
Wells Fargo & Co.
1.978%, 3M LIBOR + 0.880%, 07/22/20 (b)	4,500,000	4,501,972
2.188%, SOFR + 2.000%, 04/30/26 (a) (b)	2,500,000	2,584,918
2.393%, SOFR + 2.100%, 06/02/28 (b)	1,800,000	1,859,449
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,308,829

		86,217,123

Beverages—0.3%
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30 (a)	1,800,000	2,023,497
Coca-Cola Co. (The) 1.450%, 06/01/27	550,000	564,861

		2,588,358

Biotechnology—0.1%
Biogen, Inc. 2.250%, 05/01/30	600,000	605,489

Chemicals—0.7%
Air Products and Chemicals, Inc. 1.500%, 10/15/25	600,000	620,456
Braskem Netherlands Finance B.V. 4.500%, 01/31/30 (144A)	2,300,000	2,104,500
CNAC HK Finbridge Co., Ltd. 3.875%, 06/19/29	1,500,000	1,623,290
EI du Pont de Nemours and Co. 1.700%, 07/15/25	800,000	825,968
TPC Group, Inc. 10.500%, 08/01/24 (144A)	1,200,000	1,074,000
Yara International ASA 3.148%, 06/04/30 (144A)	200,000	207,920

		6,456,134

Commercial Services—0.1%
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (a)	400,000	372,000
RELX Capital, Inc. 3.000%, 05/22/30	400,000	433,145

		805,145

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.4%
Avon Products, Inc.
7.000%, 03/15/23 (a)	1,900,000	$1,887,384
Procter & Gamble Co. (The) 1.700%, 11/03/21	1,500,000	1,526,553

		3,413,937

Diversified Financial Services—0.7%
Capital One Financial Corp. 3.050%, 03/09/22	5,400,000	5,605,452
OneMain Finance Corp. 6.125%, 03/15/24 (a)	1,200,000	1,219,500

		6,824,952

Electric—2.7%
Calpine Corp. 5.500%, 02/01/24 (a)	800,000	800,000
Dominion Energy, Inc. 2.579%, 07/01/20	2,100,000	2,100,000
Duke Energy Corp. 2.450%, 06/01/30	800,000	842,889
Exelon Corp. 4.050%, 04/15/30 (a)	4,400,000	5,079,511
Korea East-West Power Co., Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,576,611
3.875%, 07/19/23 (144A)	1,300,000	1,414,497
PSEG Power LLC 3.000%, 06/15/21	3,300,000	3,367,079
Southern Co. (The)
2.350%, 07/01/21	2,800,000	2,847,590
3.700%, 04/30/30 (a)	3,600,000	4,108,760
State Grid Overseas Investment, Ltd. 2.750%, 05/04/22 (144A) (a)	2,500,000	2,560,925

		25,697,862

Electrical Components & Equipment—0.1%
Emerson Electric Co. 1.800%, 10/15/27	1,200,000	1,241,089

Electronics—0.1%
Honeywell International, Inc. 1.350%, 06/01/25	1,200,000	1,232,271

Engineering & Construction—0.1%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	600,000	527,268

Food—0.5%
Cencosud S.A. 4.375%, 07/17/27 (144A)	1,000,000	1,017,128
Kroger Co. (The) 2.600%, 02/01/21	3,200,000	3,233,592

		4,250,720

Gas—0.5%
East Ohio Gas Co. (The) 2.000%, 06/15/30 (144A)	4,700,000	4,690,088

Healthcare-Services—0.7%
Anthem, Inc.
2.375%, 01/15/25	700,000	741,847
2.500%, 11/21/20	3,200,000	3,225,371
Centene Corp. 3.375%, 02/15/30	1,000,000	1,009,710
CHS/Community Health Systems, Inc.
6.250%, 03/31/23	700,000	659,372
8.125%, 06/30/24 (144A)	500,000	335,000
Quest Diagnostics, Inc. 2.800%, 06/30/31	400,000	419,613

		6,390,913

Insurance—1.6%
Aflac, Inc.
3.600%, 04/01/30 (a)	900,000	1,050,629
3.625%, 11/15/24	2,500,000	2,829,301
Athene Global Funding 2.800%, 05/26/23 (144A) (a)	2,400,000	2,448,541
Jackson National Life Global Funding 3.300%, 02/01/22 (144A)	2,000,000	2,078,433
Manulife Financial Corp. 2.484%, 05/19/27	1,800,000	1,884,665
Marsh & McLennan Cos., Inc. 3.500%, 12/29/20	1,000,000	1,014,895
Pricoa Global Funding I 2.550%, 11/24/20 (144A)	3,700,000	3,730,803
Willis North America, Inc. 2.950%, 09/15/29	400,000	423,780

		15,461,047

Internet—1.5%
Alibaba Group Holding, Ltd. 3.600%, 11/28/24	4,000,000	4,362,858
Amazon.com, Inc. 2.400%, 02/22/23	1,700,000	1,786,148
Baidu, Inc. 4.375%, 05/14/24	2,300,000	2,504,727
Netflix, Inc. 5.750%, 03/01/24	1,200,000	1,299,000
Tencent Holdings, Ltd.
1.810%, 01/26/26 (144A) (a)	900,000	910,098
2.985%, 01/19/23 (144A)	3,300,000	3,427,687

		14,290,518

Lodging—0.5%
Marriott International, Inc. 2.875%, 03/01/21 (a)	4,800,000	4,823,966

Machinery-Construction & Mining—0.3%
Caterpillar Financial Services Corp. 1.700%, 08/09/21	1,600,000	1,622,563

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Construction & Mining—(Continued)
Caterpillar, Inc. 2.600%, 04/09/30 (a)	1,300,000	$1,413,594

		3,036,157

Machinery-Diversified—0.2%
CNH Industrial Capital LLC 3.875%, 10/15/21	2,200,000	2,254,773

Media—1.0%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A) (a)	700,000	701,750
Charter Communications Operating LLC / Charter Communications Operating Capital 2.800%, 04/01/31	1,100,000	1,114,553
CSC Holdings LLC 5.250%, 06/01/24	1,200,000	1,274,244
DISH DBS Corp.
5.875%, 07/15/22	700,000	711,760
5.875%, 11/15/24	900,000	894,663
Fox Corp. 3.050%, 04/07/25 (a)	1,700,000	1,839,587
Nexstar Broadcasting, Inc. 5.625%, 08/01/24 (144A)	900,000	906,750
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (a)	900,000	847,692
Walt Disney Co. (The) 1.750%, 01/13/26	1,300,000	1,337,501

		9,628,500

Mining—0.4%
Glencore Funding LLC 3.000%, 10/27/22 (144A)	3,600,000	3,702,996

Multi-National—0.1%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,352,000

Oil & Gas—1.9%
Aker BP ASA 4.750%, 06/15/24 (144A)	700,000	704,690
Equinor ASA
1.750%, 01/22/26	1,300,000	1,331,583
2.875%, 04/06/25	4,700,000	5,066,808
Exxon Mobil Corp. 1.571%, 04/15/23	6,000,000	6,152,718
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	870,393
Occidental Petroleum Corp. 4.850%, 03/15/21	1,832,000	1,818,260
Sanchez Energy Corp. 7.750%, 06/15/21 (c)	1,200,000	3,000
Total Capital International S.A. 2.750%, 06/19/21	2,000,000	2,045,579

		17,993,031

Oil & Gas Services—0.3%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	2,500,000	2,608,818
4.486%, 05/01/30	200,000	230,192
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	199,000	138,802

		2,977,812

Packaging & Containers—0.5%
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,300,000	1,329,923
OI European Group B.V. 4.000%, 03/15/23 (144A)	1,000,000	984,930
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/22 (144A)	81,000	81,000
5.375%, 01/15/25 (144A) (a)	1,200,000	1,212,000
5.875%, 08/15/23 (144A) (a)	700,000	722,750

		4,330,603

Pharmaceuticals—2.9%
AbbVie, Inc.
2.300%, 11/21/22 (144A)	2,500,000	2,584,220
3.450%, 03/15/22 (144A)	4,900,000	5,090,670
Bayer U.S. Finance LLC 3.875%, 12/15/23 (144A)	3,000,000	3,289,586
Bristol-Myers Squibb Co.
2.250%, 08/15/21 (144A) (a)	3,800,000	3,874,100
2.750%, 02/15/23 (144A)	1,500,000	1,581,563
Cigna Corp.
3.750%, 07/15/23	399,000	433,182
4.125%, 11/15/25	4,000,000	4,598,107
CVS Health Corp.
2.125%, 06/01/21	1,600,000	1,621,076
2.800%, 07/20/20 (a)	1,100,000	1,100,989
3.700%, 03/09/23	2,700,000	2,901,133

		27,074,626

Pipelines—0.8%
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 6.250%, 04/01/23	400,000	356,000
Energy Transfer Operating L.P. 4.200%, 09/15/23	1,000,000	1,062,503
EnLink Midstream Partners L.P. 4.400%, 04/01/24	1,400,000	1,162,700
MPLX L.P. 4.875%, 12/01/24	2,500,000	2,776,662
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	1,000,000	1,126,150
Williams Cos., Inc. (The)
3.500%, 11/15/30 (a)	400,000	420,766
4.125%, 11/15/20	600,000	600,977

		7,505,758

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—0.5%
Simon Property Group L.P. 3.375%, 10/01/24 (a)	3,000,000	$3,227,302
VICI Properties L.P. / VICI Note Co., Inc. 3.500%, 02/15/25 (144A)	1,200,000	1,128,000

		4,355,302

Retail—0.6%
Costco Wholesale Corp. 1.375%, 06/20/27	1,500,000	1,531,513
Dollar Tree, Inc. 3.700%, 05/15/23	3,200,000	3,425,486
FirstCash, Inc. 5.375%, 06/01/24 (144A)	900,000	904,500
KSouth Africa, Ltd.
3.000%, 12/31/22 PIK,(144A) † (d)	671,010	0
25.000%, 12/31/22 PIK, (144A) † (d)	195,854	979
Party City Holdings, Inc. 6.125%, 08/15/23 (144A)	900,000	193,500

		6,055,978

Semiconductors—0.2%
Micron Technology, Inc. 2.497%, 04/24/23	1,400,000	1,453,816

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27	1,000,000	1,045,508

Telecommunications—0.2%
AT&T, Inc. 2.300%, 06/01/27	400,000	412,982
CommScope, Inc. 5.500%, 06/15/24 (144A) (a)	1,200,000	1,221,996
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	562,500	569,351

		2,204,329

Transportation—1.1%
FedEx Corp.
3.400%, 01/14/22	800,000	832,087
3.800%, 05/15/25 (a)	3,600,000	4,001,699
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/42 (144A) (a)	1,000,000	1,325,480
United Parcel Service, Inc. 3.900%, 04/01/25	4,000,000	4,540,771

		10,700,037

Trucking & Leasing—0.2%
DAE Funding LLC 4.000%, 08/01/20 (144A) (a)	1,700,000	1,687,250

Total Corporate Bonds & Notes (Cost $294,362,195)		297,640,301

Asset-Backed Securities—24.3%
Security Description	Principal Amount*	Value

Asset-Backed - Credit Card—1.4%
American Express Credit Account Master Trust 2.990%, 12/15/23	5,662,000	5,792,874
Capital One Multi-Asset Execution Trust
2.290%, 07/15/25	1,970,000	2,052,169
Citibank Credit Card Issuance Trust 2.490%, 01/20/23	5,500,000	5,565,668

		13,410,711

Asset-Backed - Home Equity—0.1%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.545%, 1M LIBOR + 0.360%, 10/25/35 (b)	244,824	244,383
GSAA Home Equity Trust 1.130%, 1M LIBOR + 0.945%, 02/25/35 (b)	508,445	514,702
RAAC Trust 0.885%, 1M LIBOR + 0.700%, 03/25/34 (b)	125,025	122,316

		881,401

Asset-Backed - Other—22.8%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (b)	400,000	440,400
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,293,423	2,454,846
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 1.010%, 1M LIBOR + 0.825%, 06/25/34 (b)	201,077	202,053
AMMC CLO, Ltd. 2.479%, 3M LIBOR + 1.260%, 01/15/32 (144A) (b)	2,000,000	1,945,570
Ares Euro CLO B.V.
0.920%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (b)	3,200,000	3,514,085
1.600%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (b)	500,000	543,361
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (b)	500,000	551,960
Atrium XIII 2.843%, 3M LIBOR + 1.800%, 11/21/30 (144A) (b)	1,000,000	949,234
Atrium XIV LLC 2.876%, 3M LIBOR + 1.700%, 08/23/30 (144A) (b)	300,000	287,252
Atrium XV 2.793%, 3M LIBOR + 1.750%, 01/23/31 (144A) (b)	1,000,000	957,772
Avoca CLO XVII Designated Activity Co. 1.700%, 3M EURIBOR + 1.700%, 10/15/32 (144A) (EUR) (b)	1,000,000	1,105,014
Bain Capital Credit CLO
2.003%, 3M LIBOR + 0.960%, 04/23/31 (144A) (b)	1,500,000	1,457,992
2.193%, 3M LIBOR + 1.150%, 04/23/31 (144A) (b)	1,000,000	955,736
BCC Middle Market CLO LLC 3.285%, 3M LIBOR + 2.150%, 10/20/30 (144A) (b)	1,600,000	1,486,773
Blackrock European CLO IX DAC
0.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (b)	2,600,000	2,878,737
1.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (b)	800,000	872,104

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
BlueMountain CLO, Ltd.
1.502%, 3M LIBOR + 1.110%, 08/15/31 (144A) (b)	2,487,280	$2,416,910
2.761%, 3M LIBOR + 1.770%, 10/25/30 (144A) (b)	3,200,000	3,114,442
2.835%, 3M LIBOR + 1.700%, 10/20/31 (144A) (b)	3,000,000	2,909,004
2.885%, 3M LIBOR + 1.750%, 10/20/30 (144A) (b)	3,000,000	2,916,048
3.191%, 3M LIBOR + 2.200%, 10/25/30 (144A) (b)	714,285	687,612
3.335%, 3M LIBOR + 2.200%, 10/20/30 (144A) (b)	700,000	673,739
BlueMountain Fuji EUR CLO
0.910%, 3M EURIBOR + 0.910%, 01/15/33 (144A) (EUR) (b)	4,500,000	4,943,076
1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (b)	1,400,000	1,529,111
BlueMountain Fuji U.S. CLO, Ltd. 2.919%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	2,000,000	1,873,574
Burnham Park CLO, Ltd.
2.635%, 3M LIBOR + 1.500%, 10/20/29 (144A) (b)	1,116,142	1,077,196
Carlyle Global Market Strategies CLO, Ltd. 2.819%, 3M LIBOR + 1.600%, 07/15/30 (144A) (b)	2,000,000	1,912,882
Carlyle GMS Finance MM CLO LLC 3.419%, 3M LIBOR + 2.200%, 10/15/31 (144A) (b)	1,000,000	922,579
Carlyle U.S. CLO, Ltd.
2.535%, 3M LIBOR + 1.400%, 01/20/30 (144A) (b)	5,370,000	5,022,207
2.935%, 3M LIBOR + 1.800%, 01/20/30 (144A) (b)	1,000,000	933,125
3.485%, 3M LIBOR + 2.350%, 07/20/29 (144A) (b)	500,000	475,131
Catamaran CLO, Ltd. 4.085%, 3M LIBOR + 2.950%, 10/18/26 (144A) (b)	2,384,800	2,378,797
Cole Park CLO, Ltd. 2.735%, 3M LIBOR + 1.600%, 10/20/28 (144A) (b)	857,143	833,828
Colombia Cent CLO, Ltd. 2.591%, 3M LIBOR + 1.600%, 10/25/28 (144A) (b)	769,231	745,664
Cook Park CLO Ltd. 2.255%, 3M LIBOR + 1.120%, 04/17/30 (144A) (b)	1,500,000	1,448,819
Countrywide Asset-Backed Certificates 0.935%, 1M LIBOR + 0.750%, 03/25/34 (b)	105,402	104,408
Dryden 41 Senior Loan Fund 2.189%, 3M LIBOR + 0.970%, 04/15/31 (144A) (b)	1,500,000	1,460,506
Dryden 45 Senior Loan Fund
2.619%, 3M LIBOR + 1.400%, 10/15/30 (144A) (b)	3,000,000	2,898,357
2.919%, 3M LIBOR + 1.700%, 10/15/30 (144A) (b)	5,300,000	5,097,460
Dryden 58 CLO, Ltd. 2.635%, 3M LIBOR + 1.500%, 07/17/31 (144A) (b)	750,000	717,626
Dryden 70 CLO, Ltd. 2.876%, 3M LIBOR + 1.700%, 01/16/32 (144A) (b)	280,290	270,966
Dunedin Park CLO DAC 1.750%, 3M EURIBOR + 1.750%, 10/22/32 (144A) (EUR) (b)	900,000	998,618
Euro-Galaxy III CLO B.V. 1.500%, 3M EURIBOR + 1.500%, 01/17/31 (144A) (EUR) (b)	575,000	635,377
Euro-Galaxy V CLO B.V. 1.600%, 3M EURIBOR + 1.600%, 11/10/30 (144A) (EUR) (b)	1,000,000	1,109,064
Flagship CLO, Ltd. 2.576%, 3M LIBOR + 1.400%, 01/16/26 (144A) (b)	650,000	639,492
Galaxy CLO, Ltd. 2.058%, 3M LIBOR + 1.700%, 11/22/31 (144A) (b)	1,800,000	1,730,549

Asset-Backed - Other—(Continued)
Halcyon Loan Advisors Funding, Ltd. 2.935%, 3M LIBOR + 1.800%, 07/21/31 (144A) (b)	1,500,000	1,392,272
Holland Park CLO DAC
0.920%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (b)	9,900,000	10,886,979
1.650%, 3M EURIBOR + 1.650%, 11/14/32 (144A) (EUR) (b)	1,800,000	1,979,109
HPS Loan Management, Ltd.
2.919%, 3M LIBOR + 1.700%, 10/15/30 (144A) (b)	3,000,000	2,878,479
3.369%, 3M LIBOR + 2.150%, 10/15/30 (144A) (b)	600,000	581,658
Invitation Homes Trust
1.044%, 1M LIBOR + 0.850%, 12/17/36 (144A) (b)	5,326,937	5,261,249
1.194%, 1M LIBOR + 1.000%, 07/17/37 (144A) (b)	4,278,456	4,246,648
1.294%, 1M LIBOR + 1.100%, 01/17/38 (144A) (b)	1,482,563	1,479,314
LCM, Ltd.
2.205%, 3M LIBOR + 1.070%, 01/20/31 (144A) (b)	3,000,000	2,927,214
2.585%, 3M LIBOR + 1.450%, 10/20/28 (144A) (b)	2,400,000	2,275,733
2.735%, 3M LIBOR + 1.600%, 10/20/30 (144A) (b)	500,000	475,528
2.735%, 3M LIBOR + 1.600%, 04/20/31 (144A) (b)	450,000	428,985
2.935%, 3M LIBOR + 1.800%, 01/20/31 (144A) (b)	1,000,000	926,573
Long Point Park CLO, Ltd. 2.835%, 3M LIBOR + 1.700%, 01/17/30 (144A) (b)	1,000,000	939,073
Madison Park Euro Funding VIII DAC
0.950%, 3M EURIBOR + 0.950%, 04/15/32 (144A) (EUR) (b)	8,000,000	8,808,587
1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (b)	900,000	989,402
Madison Park Euro Funding XIV DAC 1.120%, 3M EURIBOR + 1.120%, 07/15/32 (144A) (EUR) (b)	1,400,000	1,567,725
Madison Park Funding, Ltd.
2.691%, 3M LIBOR + 1.700%, 07/27/30 (144A) (b)	1,600,000	1,540,672
2.798%, 3M LIBOR + 1.700%, 10/22/30 (144A) (b)	1,000,000	955,663
2.885%, 3M LIBOR + 1.750%, 10/18/30 (144A) (b)	5,300,000	5,104,928
3.219%, 3M LIBOR + 2.000%, 01/15/33 (144A) (b)	250,000	235,660
3.298%, 3M LIBOR + 2.200%, 10/22/30 (144A) (b)	750,000	715,719
Magnetite, Ltd. 2.735%, 3M LIBOR + 1.600%, 10/18/31 (144A) (b)	3,000,000	2,884,287
Mill City Mortgage Loan Trust
2.500%, 04/25/57 (144A) (b)	1,387,128	1,403,167
2.750%, 01/25/61 (144A) (b)	2,252,763	2,305,040
3.250%, 05/25/62 (144A) (b)	2,601,009	2,707,649
3.500%, 05/25/58 (144A) (b)	1,277,913	1,330,161
3.500%, 04/25/66 (144A) (b)	3,138,242	3,315,222
Neuberger Berman CLO XXII, Ltd. 2.785%, 3M LIBOR + 1.650%, 10/17/30 (144A) (b)	2,600,000	2,538,341
Neuberger Berman CLO, Ltd.
2.509%, 3M LIBOR + 1.400%, 10/21/30 (144A) (b)	1,700,000	1,656,728
2.819%, 3M LIBOR + 1.600%, 01/15/28 (144A) (b)	1,000,000	954,845
Neuberger Berman Loan Advisers CLO 27, Ltd. 2.919%, 3M LIBOR + 1.700%, 01/15/30 (144A) (b)	1,000,000	951,322
Neuberger Berman Loan Advisers CLO 32, Ltd. 3.785%, 3M LIBOR + 2.650%, 01/19/32 (144A) (b)	1,000,000	994,254
Newark BSL CLO 2, Ltd. 3.341%, 3M LIBOR + 2.350%, 07/25/30 (144A) (b)	254,559	248,440

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
NZCG Funding, Ltd. 1.910%, 3M LIBOR + 1.550%, 02/26/31 (144A) (b)	490,000	$466,872
Octagon Investment Partners 18-R, Ltd. 3.876%, 3M LIBOR + 2.700%, 04/16/31 (144A) (b)	400,000	355,651
Octagon Investment Partners LLC 3.535%, 3M LIBOR + 2.400%, 07/20/30 (144A) (b)	126,643	122,830
Octagon Investment Partners, Ltd.
1.991%, 3M LIBOR + 1.000%, 01/25/31 (144A) (b)	1,200,000	1,171,280
2.235%, 3M LIBOR + 1.100%, 01/20/31 (144A) (b)	600,000	584,468
2.391%, 3M LIBOR + 1.400%, 01/25/31 (144A) (b)	4,740,000	4,490,434
2.470%, 3M LIBOR + 1.450%, 10/24/30 (144A) (b)	2,000,000	1,926,362
2.735%, 3M LIBOR + 1.600%, 07/17/30 (144A) (b)	1,000,000	956,498
Progress Residential Trust 3.712%, 08/17/35 (144A)	1,210,000	1,240,320
Race Point X CLO, Ltd. 2.641%, 3M LIBOR + 1.650%, 07/25/31 (144A) (b)	250,000	237,002
Sound Point Euro CLO II Funding DAC 1.850%, 3M EURIBOR + 1.850%, 10/26/32 (144A) (EUR) (b)	1,000,000	1,089,400
TCI-Flatiron CLO, Ltd. 2.236%, 3M LIBOR + 1.850%, 11/18/30 (144A) (b)	500,000	470,257
Towd Point Mortgage Trust
0.785%, 1M LIBOR + 0.600%, 02/25/57 (144A) (b)	875,313	867,450
2.250%, 04/25/56 (144A) (b)	2,535,342	2,549,797
2.250%, 07/25/56 (144A) (b)	4,012,113	4,048,300
2.500%, 10/25/56 (144A) (b)	1,400,630	1,424,641
2.750%, 08/25/55 (144A) (b)	345,201	353,157
2.750%, 10/25/56 (144A) (b)	3,900,543	3,991,250
2.750%, 04/25/57 (144A) (b)	3,941,648	4,011,052
2.750%, 06/25/57 (144A) (b)	3,471,275	3,573,837
2.750%, 11/25/60 (144A) (b)	195,380	197,293
3.000%, 10/25/53 (144A)	747,575	755,937
3.000%, 03/25/54 (144A) (b)	236,962	238,749
3.000%, 01/25/58 (144A) (b)	927,405	960,749
3.000%, 06/25/58 (144A) (b)	2,891,215	3,050,690
3.250%, 03/25/58 (144A) (b)	2,455,075	2,579,153
3.250%, 07/25/58 (144A) (b)	1,267,195	1,326,546
3.500%, 03/25/54 (144A) (b)	482,211	487,105
3.500%, 02/25/55 (144A) (b)	3,409,093	3,476,963
3.750%, 11/25/57 (144A) (b)	112,538	113,672
3.750%, 03/25/58 (144A) (b)	2,822,785	2,989,190
3.750%, 05/25/58 (144A) (b)	4,795,092	5,147,800
Voya CLO, Ltd.
1.961%, 3M LIBOR + 0.970%, 04/25/31 (144A) (b)	800,000	778,937
2.535%, 3M LIBOR + 1.400%, 10/18/31 (144A) (b)	2,454,544	2,385,900
2.835%, 3M LIBOR + 1.700%, 10/18/31 (144A) (b)	410,000	396,784
3.485%, 3M LIBOR + 2.350%, 07/20/30 (144A) (b)	221,301	212,785
4.385%, 3M LIBOR + 3.250%, 10/18/31 (144A) (b)	849,057	769,911
Webster Park CLO, Ltd. 2.735%, 3M LIBOR + 1.600%, 07/20/30 (144A) (b)	2,000,000	1,923,730
West CLO, Ltd. 2.985%, 3M LIBOR + 1.850%, 07/18/26 (144A) (b)	2,170,000	2,122,431

		214,810,865

Total Asset-Backed Securities (Cost $230,328,091)		229,102,977

U.S. Treasury & Government Agencies—23.1%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—16.4%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	240,472	256,354
4.500%, 03/01/25	648,541	691,694
Fannie Mae ARM Pool
2.594%, 12M LIBOR + 1.640%, 05/01/33 (b)	9,642	9,727
2.632%, 6M LIBOR + 1.184%, 03/01/28 (b)	4,723	4,766
2.645%, 6M LIBOR + 1.168%, 11/01/33 (b)	1,310	1,314
2.675%, 1Y H15 + 2.175%, 06/01/30 (b)	7,615	7,641
2.690%, 6M LIBOR + 1.130%, 11/01/33 (b)	3,822	3,850
2.708%, 12M LIBOR + 1.833%, 08/01/32 (b)	48,436	48,668
2.745%, 6M LIBOR + 1.435%, 12/01/32 (b)	185,941	187,934
2.854%, 6M LIBOR + 1.620%, 11/01/32 (b)	21,710	21,860
2.991%, 6M LIBOR + 1.758%, 06/01/28 (b)	1,798	1,816
3.015%, 6M LIBOR + 1.430%, 02/01/36 (b)	32,431	33,208
3.025%, 1Y H15 + 2.525%, 05/01/32 (b)	2,696	2,681
3.083%, 6M LIBOR + 1.546%, 12/01/34 (b)	27,078	27,804
3.120%, 6M LIBOR + 1.413%, 11/01/34 (b)	4,223	4,283
3.186%, 1Y H15 + 1.686%, 03/01/33 (b)	829	836
3.271%, 6M LIBOR + 1.668%, 04/01/36 (b)	31,832	32,919
3.279%, 6M LIBOR + 1.404%, 03/01/35 (b)	17,457	17,864
3.290%, 6M LIBOR + 1.415%, 06/01/32 (b)	8,489	8,540
3.313%, 6M LIBOR + 1.538%, 09/01/35 (b)	9,232	9,407
3.320%, 6M LIBOR + 1.669%, 03/01/37 (b)	4,291	4,440
3.369%, 6M LIBOR + 1.570%, 11/01/35 (b)	48,761	50,277
3.375%, 6M LIBOR + 2.250%, 05/01/34 (b)	23,320	23,524
3.382%, 12M LIBOR + 1.582%, 03/01/33 (b)	37,988	38,582
3.420%, 12M LIBOR + 1.420%, 03/01/36 (b)	5,065	5,111
3.425%, 1Y H15 + 1.675%, 11/01/32 (b)	9,017	9,059
3.451%, 1Y H15 + 1.873%, 02/01/25 (b)	35,039	35,268
3.460%, 6M LIBOR + 1.585%, 03/01/36 (b)	130,123	133,987
3.500%, 12M LIBOR + 1.750%, 04/01/34 (b)	35,064	35,514
3.530%, 12M LIBOR + 1.530%, 02/01/33 (b)	32,035	32,299
3.550%, 12M LIBOR + 1.550%, 02/01/44 (b)	28,035	28,178
3.585%, 12M LIBOR + 1.585%, 02/01/36 (b)	10,906	11,097
3.591%, 12M LIBOR + 1.591%, 12/01/32 (b)	8,082	8,130
3.625%, 6M LIBOR + 2.250%, 10/01/33 (b)	19,921	20,160
3.652%, 12M LIBOR + 1.905%, 11/01/35 (b)	444,649	469,467
3.662%, 1Y H15 + 2.162%, 07/01/33 (b)	21,769	21,903
3.667%, 12M LIBOR + 1.810%, 04/01/40 (b)	2,164	2,181
3.684%, 12M LIBOR + 1.684%, 12/01/32 (b)	5,138	5,169
3.685%, 12M LIBOR + 1.810%, 04/01/35 (b)	205,310	216,918
3.693%, 1Y H15 + 1.884%, 08/01/29 (b)	2,220	2,235
3.713%, 12M LIBOR + 1.713%, 02/01/32 (b)	64,586	65,371
3.730%, 1Y H15 + 2.105%, 07/01/25 (b)	126	127
3.754%, 12M LIBOR + 1.711%, 09/01/35 (b)	1,776,639	1,869,269
3.775%, 1Y H15 + 2.275%, 06/01/35 (b)	42,499	42,737
3.778%, 12M LIBOR + 1.778%, 12/01/35 (b)	119,543	120,286
3.780%, 12M LIBOR + 1.655%, 08/01/34 (b)	1,038	1,044
3.801%, 12M LIBOR + 1.682%, 11/01/36 (b)	1,127,782	1,182,794
3.803%, 1Y H15 + 2.010%, 06/01/25 (b)	30,554	30,840
3.815%, 12M LIBOR + 1.815%, 03/01/36 (b)	10,250	10,323
3.815%, 12M LIBOR + 1.815%, 03/01/37 (b)	847	857
3.818%, 1Y H15 + 2.152%, 12/01/33 (b)	47,317	47,621
3.821%, 1Y H15 + 2.270%, 01/01/29 (b)	9,201	9,245
3.824%, 12M LIBOR + 1.699%, 10/01/33 (b)	29,280	29,458
3.825%, 12M LIBOR + 1.790%, 11/01/36 (b)	879	926

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
3.827%, 1Y H15 + 2.178%, 11/01/35 (b)	1,388,547	$1,445,089
3.880%, 12M LIBOR + 1.879%, 03/01/36 (b)	24,509	24,728
3.895%, 1Y H15 + 2.270%, 01/01/32 (b)	8,218	8,261
3.907%, 12M LIBOR + 1.612%, 01/01/36 (b)	31,130	32,537
3.910%, 1Y H15 + 2.285%, 02/01/35 (b)	31,222	31,397
3.914%, 1Y H15 + 2.194%, 03/01/30 (b)	713	716
3.945%, 1Y H15 + 2.213%, 09/01/36 (b)	639	643
3.947%, 1Y H15 + 2.139%, 04/01/27 (b)	2,066	2,092
3.975%, 12M LIBOR + 1.775%, 10/01/36 (b)	3,317	3,489
3.978%, 12M LIBOR + 1.714%, 09/01/37 (b)	1,066	1,088
3.980%, 1Y H15 + 2.407%, 04/01/36 (b)	2,693	2,757
3.981%, 6M LIBOR + 2.106%, 09/01/33 (b)	23,072	23,249
3.994%, 12M LIBOR + 1.494%, 07/01/33 (b)	23,431	23,512
3.995%, 1Y H15 + 2.076%, 07/01/33 (b)	25,342	25,621
3.998%, 1Y H15 + 1.998%, 10/01/32 (b)	11,163	11,197
3.998%, 6M LIBOR + 2.123%, 08/01/33 (b)	19,265	19,438
4.014%, 1Y H15 + 2.217%, 09/01/33 (b)	4,233	4,271
4.020%, 1Y H15 + 2.270%, 09/01/30 (b)	21,163	21,279
4.050%, 12M LIBOR + 1.720%, 08/01/35 (b)	26,505	26,782
4.051%, 1Y H15 + 2.358%, 09/01/33 (b)	1,116	1,123
4.062%, 1Y H15 + 2.287%, 01/01/32 (b)	2,769	2,844
4.065%, 1Y H15 + 2.065%, 12/01/25 (b)	7,561	7,582
4.149%, 12M LIBOR + 1.690%, 11/01/35 (b)	19,656	20,011
4.150%, 6M LIBOR + 2.275%, 08/01/32 (b)	24,493	24,713
4.191%, 1Y H15 + 2.366%, 07/01/28 (b)	3,219	3,235
4.209%, 1Y H15 + 2.246%, 03/01/38 (b)	15,327	15,440
4.250%, 12M LIBOR + 1.502%, 07/01/33 (b)	33,359	33,558
4.270%, 12M LIBOR + 1.645%, 09/01/39 (b)	2,230	2,240
4.300%, 1Y H15 + 2.300%, 09/01/32 (b)	2,733	2,744
4.312%, 12M LIBOR + 1.690%, 08/01/37 (b)	10,960	11,469
4.321%, 1Y H15 + 2.360%, 11/01/34 (b)	1,595,169	1,674,634
4.363%, 1Y H15 + 2.290%, 08/01/32 (b)	23,558	23,630
4.381%, 1Y H15 + 2.119%, 09/01/37 (b)	10,172	10,199
4.406%, 1Y H15 + 2.270%, 08/01/30 (b)	11,735	11,787
4.524%, 1Y H15 + 2.149%, 08/01/33 (b)	44,037	44,058
4.598%, 1Y H15 + 2.223%, 07/01/35 (b)	13,728	14,301
4.655%, 1Y H15 + 2.280%, 07/01/32 (b)	2,328	2,343
4.885%, 1Y H15 + 2.510%, 08/01/35 (b)	5,572	5,592
Fannie Mae Connecticut Avenue Securities (CMO)
2.785%, 1M LIBOR + 2.600%, 05/25/24 (b)	4,795,784	4,193,844
3.085%, 1M LIBOR + 2.900%, 07/25/24 (b)	2,922,666	2,680,731
3.185%, 1M LIBOR + 3.000%, 07/25/24 (b)	5,233,883	4,583,023
3.185%, 1M LIBOR + 3.000%, 10/25/29 (b)	5,000,000	5,028,592
3.735%, 1M LIBOR + 3.550%, 07/25/29 (b)	2,614,760	2,658,349
4.185%, 1M LIBOR + 4.000%, 05/25/25 (b)	4,406,278	4,446,912
4.435%, 1M LIBOR + 4.250%, 01/25/29 (b)	1,566,374	1,620,993
4.435%, 1M LIBOR + 4.250%, 04/25/29 (b)	1,234,404	1,289,316
4.485%, 1M LIBOR + 4.300%, 02/25/25 (b)	3,670,021	3,699,635
4.535%, 1M LIBOR + 4.350%, 05/25/29 (b)	2,553,581	2,641,614
4.635%, 1M LIBOR + 4.450%, 01/25/29 (b)	2,004,413	2,048,127
4.735%, 1M LIBOR + 4.550%, 02/25/25 (b)	1,612,481	1,614,409
5.085%, 1M LIBOR + 4.900%, 11/25/24 (b)	3,723,423	3,823,521
5.185%, 1M LIBOR + 5.000%, 11/25/24 (b)	1,757,913	1,805,876
5.185%, 1M LIBOR + 5.000%, 07/25/25 (b)	4,876,368	4,976,087
5.435%, 1M LIBOR + 5.250%, 10/25/23 (b)	3,236,954	2,919,578
7.135%, 1M LIBOR + 6.950%, 08/25/28 (b)	2,226,083	2,349,902

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac REMICS (CMO) 3.500%, 03/15/43	358,767	368,984
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
1.535%, 1M LIBOR + 1.350%, 03/25/29 (b)	50,063	49,900
2.035%, 1M LIBOR + 1.850%, 10/25/27 (b)	968,210	966,818
2.385%, 1M LIBOR + 2.200%, 02/25/24 (b)	223,093	223,390
2.535%, 1M LIBOR + 2.350%, 04/25/30 (b)	3,002,543	2,991,489
2.685%, 1M LIBOR + 2.500%, 03/25/30 (b)	2,000,000	2,009,843
3.035%, 1M LIBOR + 2.850%, 04/25/28 (b)	341,184	341,680
3.435%, 1M LIBOR + 3.250%, 05/25/25 (b)	2,780,000	2,867,494
3.485%, 1M LIBOR + 3.300%, 10/25/27 (b)	3,160,000	3,207,619
3.635%, 1M LIBOR + 3.450%, 10/25/29 (b)	4,820,000	4,884,876
3.735%, 1M LIBOR + 3.550%, 08/25/29 (b)	5,028,266	5,106,810
3.785%, 1M LIBOR + 3.600%, 04/25/24 (b)	1,400,000	1,233,262
3.935%, 1M LIBOR + 3.750%, 09/25/24 (b)	4,990,000	5,093,740
3.985%, 1M LIBOR + 3.800%, 03/25/25 (b)	2,255,259	2,286,893
4.085%, 1M LIBOR + 3.900%, 12/25/27 (b)	5,723,310	5,817,858
4.185%, 1M LIBOR + 4.000%, 08/25/24 (b)	245,205	248,740
4.285%, 1M LIBOR + 4.100%, 08/25/24 (b)	2,747,799	2,773,341
4.335%, 1M LIBOR + 4.150%, 01/25/25 (b)	3,193,421	3,241,152
4.735%, 1M LIBOR + 4.550%, 10/25/24 (b)	4,394,769	4,479,583
4.835%, 1M LIBOR + 4.650%, 10/25/28 (b)	3,483,062	3,625,565
4.885%, 1M LIBOR + 4.700%, 03/25/28 (b)	1,830,251	1,891,639
4.935%, 1M LIBOR + 4.750%, 10/25/24 (b)	936,618	959,278
5.335%, 1M LIBOR + 5.150%, 11/25/28 (b)	2,671,249	2,791,617
5.718%, 1M LIBOR + 5.550%, 07/25/28 (b)	7,109,944	7,429,190
Uniform Mortgage-Backed Securities
2.000%, TBA (e)	6,400,000	6,619,250
2.500%, TBA (e)	19,960,000	20,891,727

		154,339,459

U.S. Treasury—6.7%
U.S. Treasury Inflation Indexed Notes 0.125%, 07/15/26 (f) (g)	12,410,376	13,192,859
U.S. Treasury Notes
1.750%, 03/31/22	19,000,000	19,523,984
2.000%, 10/31/21 (a) (g)	3,000,000	3,073,125
2.125%, 09/30/21	13,000,000	13,316,367
2.875%, 07/31/25	12,500,000	14,118,653

		63,224,988

Total U.S. Treasury & Government Agencies (Cost $227,275,966)		217,564,447

Foreign Government—7.1%

Banks—0.6%
Banque Centrale de Tunisie International Bond 5.625%, 02/17/24 (EUR)	2,300,000	2,371,382
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,884,464

		5,255,846

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—6.5%
Angolan Government International Bond 8.250%, 05/09/28 (144A)	2,300,000	$1,886,000
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	2,800,000	509,739
Colombia Government International Bonds
5.000%, 06/15/45	1,800,000	2,020,500
9.850%, 06/28/27 (COP)	6,200,000,000	2,077,066
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	101,000,000	1,591,447
French Republic Government Bond OAT 1.000%, 05/25/27 (EUR)	27,000,000	33,248,359
Gabon Government International Bond
6.375%, 12/12/24 (144A)	960,683	908,297
6.625%, 02/06/31 (144A)	1,550,000	1,380,997
Indonesia Treasury Bond 8.250%, 07/15/21 (IDR)	9,600,000,000	693,942
Iraq International Bond 5.800%, 01/15/28 (144A)	2,500,000	2,250,000
Kazakhstan Government International Bond 4.875%, 10/14/44 (144A)	1,100,000	1,394,408
Mexico Government International Bond 4.150%, 03/28/27 (a)	2,400,000	2,568,000
Peruvian Government International Bond 6.550%, 03/14/37	700,000	1,064,882
Republic of Belarus International Bond 7.625%, 06/29/27 (144A)	1,800,000	1,852,826
Republic of South Africa Government Bond 7.000%, 02/28/31 (ZAR)	36,000,000	1,705,760
Russian Foreign Bond - Eurobond 4.875%, 09/16/23 (144A)	1,900,000	2,109,000
Ukraine Government International Bond 7.375%, 09/25/32 (144A)	2,500,000	2,508,685
Uruguay Government International Bond 3.700%, 06/26/37 (UYU) (f)	76,316,965	1,780,202

		61,550,110

Total Foreign Government (Cost $65,991,386)		66,805,956

Mortgage-Backed Securities—5.2%

Collateralized Mortgage Obligations—3.0%
Adjustable Rate Mortgage Trust 3.889%, 02/25/35 (b)	1,251,875	1,221,517
American Home Mortgage Investment Trust 2.305%, 6M LIBOR + 1.500%, 10/25/34 (b)	498,315	493,559
Bellemeade Re, Ltd. 1.785%, 1M LIBOR + 1.600%, 04/25/28 (144A) (b)	918,476	909,185
BRAVO Residential Funding Trust
3.500%, 10/25/44 (144A) (b)	2,953,451	3,086,080
3.500%, 03/25/58 (144A)	1,748,331	1,798,589
CHL Mortgage Pass-Through Trust 2.600%, 07/25/34 (b)	344,863	332,903
CIM Trust
4.000%, 08/25/48 (144A) (b)	2,041,214	2,101,437
4.000%, 05/25/49 (144A) (b)	2,979,851	3,067,031

Collateralized Mortgage Obligations—(Continued)
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	54,187	45,627
Flagstar Mortgage Trust 4.000%, 10/25/48 (144A) (b)	1,457,501	1,476,648
MASTR Alternative Loan Trust
5.000%, 02/25/18	9,971	10,483
5.000%, 08/25/18	9,947	9,928
Merrill Lynch Mortgage Investors Trust 0.925%, 1M LIBOR + 0.740%, 03/25/28 (b)	217,998	208,815
New York Mortgage Trust 0.860%, 1M LIBOR + 0.675%, 02/25/36 (b)	169,253	154,812
OBX Trust 0.835%, 1M LIBOR + 0.650%, 06/25/57 (144A) (b)	874,117	862,644
Provident Funding Mortagage Trust 3.000%, 12/25/49 (144A) (b)	2,025,887	2,081,970
Provident Funding Mortgage Trust 3.000%, 02/25/50 (144A) (b)	2,127,132	2,169,111
Radnor RE, Ltd. 1.585%, 1M LIBOR + 1.400%, 03/25/28 (144A) (b)	93,027	92,794
Sequoia Mortgage Trust
0.830%, 1M LIBOR + 0.640%, 11/20/34 (b)	220,227	204,098
3.500%, 08/25/46 (144A) (b)	2,318,385	2,354,749
Structured Adjustable Rate Mortgage Loan Trust
0.625%, 1M LIBOR + 0.440%, 08/25/35 (b)	102,302	101,911
3.714%, 09/25/34 (b)	693,572	689,417
Structured Asset Mortgage Investments Trust 0.894%, 1M LIBOR + 0.700%, 02/19/35 (b)	440,819	411,573
WaMu Mortgage Pass-Through Certificates Trust
0.515%, 1M LIBOR + 0.330%, 01/25/45 (b)	1,598,010	1,481,607
0.645%, 1M LIBOR + 0.460%, 04/25/45 (b)	1,076,156	1,044,998
0.765%, 1M LIBOR + 0.580%, 07/25/45 (b)	651,523	603,973
Wells Fargo Mortgage Backed Securities Trust 3.500%, 07/25/47 (144A) (b)	1,345,715	1,378,434

		28,393,893

Commercial Mortgage-Backed Securities—2.2%
BAMLL Commercial Mortgage Securities Trust 2.959%, 12/10/30 (144A)	1,940,000	2,030,871
BX Commercial Mortgage Trust
0.935%, 1M LIBOR + 0.750%, 11/15/35 (144A) (b)	1,385,330	1,371,516
0.985%, 1M LIBOR + 0.800%, 12/15/36 (144A) (b)	3,370,000	3,343,311
1.105%, 1M LIBOR + 0.920%, 10/15/36 (144A) (b)	9,085,859	9,032,022
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (b)	1,220,000	1,308,153
GE Commercial Mortgage Corp. Trust 5.606%, 12/10/49 (b)	241,108	199,152
Greenwich Capital Commercial Mortgage Trust 5.807%, 07/10/38 (b)	753,885	603,108
Morgan Stanley Capital I Trust
5.033%, 09/15/47 (144A) (b)	435,988	440,415
Wells Fargo Commercial Mortgage Trust 2.399%, 11/15/49	2,692,000	2,720,989

		21,049,537

Total Mortgage-Backed Securities (Cost $49,198,837)		49,443,430

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (h)—4.5%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.0%
Dynasty Acquisition Co., Inc.
Term Loan B1, 3.808%, 3M LIBOR + 3.500%, 04/06/26	294,704	$254,182
Term Loan B2, 3.808%, 3M LIBOR + 3.500%, 04/06/26	158,443	136,657

		390,839

Air Freight & Logistics—0.1%
Kenan Advantage Group, Inc.
Term Loan, 07/31/22 (i)	483,463	452,340
Term Loan B, 07/31/22 (i)	114,968	107,782

		560,122

Airlines—0.2%
Allegiant Travel Company Term Loan, 3.434%, 3M LIBOR + 3.000%, 02/05/24	632,069	565,701
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/12/24	82,946	81,460
WestJet Airlines, Ltd. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	1,104,450	896,446

		1,543,607

Auto Manufacturers—0.1%
Navistar International Corp. 1st Lien Term Loan B, 3.700%, 1M LIBOR + 3.500%, 11/06/24	827,855	786,462

Auto Parts & Equipment—0.1%
Adient U.S. LLC Term Loan B, 4.474%, 1M LIBOR + 4.000%, 05/06/24	952,887	920,013
Panther BF Aggregator 2 L.P. Term Loan B, 3.678%, 1M LIBOR + 3.500%, 04/30/26	258,697	247,271

		1,167,284

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 2.058%, 3M LIBOR + 1.750%, 06/01/24	497,090	478,449
Illuminate Buyer LLC Term Loan, 06/16/27 (i)	133,069	131,322

		609,771

Coal—0.0%
Oxbow Carbon LLC 1st Lien Term Loan B, 3.928%, 1M LIBOR + 3.750%, 01/04/23	212,764	207,445

Commercial Services—0.3%
Avis Budget Car Rental, LLC
Term Loan B, 2.430%, 1M LIBOR + 2.250%, 08/06/27	764,522	685,012
LegalZoom.com, Inc. 1st Lien Term Loan, 4.678%, 1M LIBOR + 4.500%, 11/21/24	831,826	815,189
Prime Security Services Borrower LLC Term Loan B1, 4.250%, 1M LIBOR + 3.250%, 09/23/26	389,955	375,819
Verscend Holding Corp. Term Loan B, 4.678%, 1M LIBOR + 4.500%, 08/27/25	129,341	126,108

Commercial Services—(Continued)
WEX, Inc. Term Loan B3, 2.428%, 1M LIBOR + 2.250%, 05/15/26	1,253,061	1,200,850

		3,202,978

Computers—0.0%
Surf Holdings, LLC Term Loan, 3.827%, 3M LIBOR + 3.500%, 03/05/27	210,449	202,601

Cosmetics/Personal Care—0.0%
Knowlton Development Corp., Inc. Term Loan B, 4.058%, 3M LIBOR + 3.750%, 12/22/25	113,783	109,516

Engineering & Construction—0.0%
Ventia Deco LLC Term Loan B, 05/21/26 (i)	367,500	360,150

Entertainment—0.2%
Banijay Entertainment S.A.S USD Term Loan, 03/04/25 (i)	180,000	171,000
NASCAR Holdings, Inc. Term Loan B, 2.930%, 1M LIBOR + 2.750%, 10/19/26	1,137,739	1,095,643
Playtika Holding Corp. Term Loan B, 7.072%, 3M LIBOR + 6.000%, 12/10/24	126,750	126,988

		1,393,631

Food—0.2%
JBS USA Lux S.A. Term Loan B, 3.072%, 2M LIBOR + 2.000%, 05/01/26	2,000,437	1,917,919

Healthcare-Products—0.1%
Athenahealth, Inc. Term Loan B, 02/11/26 (i)	458,838	444,691

Healthcare-Services—0.3%
Catalent Pharma Solutions, Inc. Term Loan B2, 3.250%, 1M LIBOR + 2.250%, 05/18/26	994,962	982,525
DaVita, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 08/12/26	1,094,500	1,063,854
National Mentor Holdings, Inc.
Term Loan B, 4.430%, 1M LIBOR + 4.250%, 03/09/26	276,862	267,691
Term Loan C, 4.430%, 3M LIBOR + 4.250%, 03/09/26	12,606	12,188
Phoenix Guarantor, Inc. Term Loan B, 3.435%, 1M LIBOR + 3.250%, 03/05/26	352,752	340,627
Syneos Health, Inc. Term Loan B, 1.928%, 1M LIBOR + 1.750%, 08/01/24	536,363	522,954

		3,189,839

Home Builders—0.2%
Thor Industries, Inc. Term Loan B, 3.938%, 1M LIBOR + 3.750%, 02/01/26	1,697,955	1,671,159

Insurance—0.2%
Alliant Holdings Intermediate, LLC Term Loan B, 2.928%, 1M LIBOR + 2.750%, 05/09/25	488,814	464,373

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
AssuredPartners, Inc. Term Loan B, 3.678%, 1M LIBOR + 3.500%, 02/12/27	497,500	$476,978
Asurion LLC Term Loan B6, 3.178%, 1M LIBOR + 3.000%, 11/03/23	411,160	398,825

		1,340,176

Internet—0.1%
Cardtronics USA, Inc. Term Loan B, 06/25/27 (i)	201,540	199,524
Go Daddy Operating Co. LLC Term Loan, 1.928%, 1M LIBOR + 1.750%, 02/15/24	742,477	716,861

		916,385

Life Sciences Tools & Services—0.0%
eResearchTechnology, Inc. 1st Lien Term Loan, 4.684%, 1M LIBOR + 4.500%, 02/04/27	218,182	214,909

Lodging—0.1%
Caesars Resort Collection LLC
1st Lien Term Loan B, 06/19/25 (i)	234,987	221,601
1st Lien Term Loan B, 2.928%, 1M LIBOR + 2.750%, 12/23/24	497,449	445,770

		667,371

Machinery-Diversified—0.1%
Altra Industrial Motion Corp. Term Loan B, 2.178%, 1M LIBOR + 2.000%, 10/01/25	654,788	625,323
Vertical U.S. Newco Inc Term Loan B, 5.250%, 07/01/27	386,795	381,961

		1,007,284

Media—0.6%
Charter Communications Operating LLC Term Loan B2, 1.930%, 1M LIBOR + 1.750%, 02/01/27	987,475	951,816
CSC Holdings LLC 1st Lien Term Loan, 2.435%, 1M LIBOR + 2.250%, 07/17/25	877,904	834,887
Diamond Sports Group, LLC Term Loan, 3.430%, 3M LIBOR + 3.250%, 08/24/26	715,252	585,613
Gray Television, Inc.
Term Loan B, 2.673%, 1M LIBOR + 2.250%, 02/07/24	390,910	378,369
Term Loan C, 2.673%, 1M LIBOR + 2.500%, 01/02/26	321,812	312,425
Mediacom Illinois LLC Term Loan N, 1.860%, 1W LIBOR + 1.750%, 02/15/24	1,399,800	1,371,804
Mission Broadcasting, Inc. Term Loan B3, 2.423%, 1M LIBOR + 2.250%, 01/17/24	247,427	235,674
Nexstar Broadcasting, Inc. Term Loan B3, 2.434%, 1M LIBOR + 2.250%, 01/17/24	961,782	916,097
WideOpenWest Finance LLC 2017 Term Loan B, 4.250%, 1M LIBOR + 3.250%, 08/18/23	214,283	204,997

		5,791,682

Office/Business Equipment—0.0%
Pitney Bowes Inc. Term Loan B, 5.680%, 1M LIBOR + 5.500%, 01/07/25	409,813	346,292

Oil & Gas—0.0%
Fieldwood Energy LLC 1st Lien TL, 6.250%, 3M LIBOR + 5.250%, 04/11/22	1,596,270	324,574

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd.
Term Loan, 6.100%, 10/26/23 (j) (k)	882,507	571,864
Term Loan B, 5.500%, 1M LIBOR + 4.500%, 10/26/22 (j) (k)	645,477	541,394

		1,113,258

Packaging & Containers—0.1%
Berry Global, Inc. Term Loan Y, 2.177%, 1M LIBOR + 2.000%, 07/01/26	497,487	477,766
BWAY Holding Co. Term Loan B, 4.561%, 3M LIBOR + 3.250%, 04/03/24	508,689	459,346

		937,112

Personal Products—0.1%
Coty, Inc. Term Loan B, 04/07/25 (i)	488,753	439,267

Pharmaceuticals—0.2%
Bausch Health Companies, Inc.
Term Loan B, 3.190%, 1M LIBOR + 3.000%, 06/02/25	165,608	161,028
Term Loan B, 3.190%, 1M LIBOR + 2.750%, 11/27/25	800,000	774,666
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.109%, 1W LIBOR + 2.000%, 11/15/27	258,700	249,825
Horizon Therapeutics USA, Inc. Term Loan B, 2.438%, 1M LIBOR + 2.250%, 05/22/26	806,960	783,759
Pathway Vet Alliance LLC
Delayed Draw Term Loan, 03/31/27 (i)	10,976	10,688
Term Loan, 03/31/27 (i)	134,718	131,182

		2,111,148

Pipelines—0.0%
Buckeye Partners L.P. Term Loan B, 2.923%, 1M LIBOR + 2.750%, 11/01/26	383,943	370,217

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower, LLC Term Loan B, 2.928%, 1M LIBOR + 2.750%, 08/21/25	199,500	188,902

Retail—0.3%
Bass Pro Group LLC Term Loan B, 6.072%, 3M LIBOR + 5.000%, 09/25/24	426,657	412,364
General Nutrition Centers, Inc. Term Loan B, 9.500%, 2M LIBOR + 8.750%, 03/04/21	538,697	393,248
Harbor Freight Tools USA, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.500%, 08/18/23	368,136	355,343
KFC Holding Co. Term Loan B, 1.944%, 1M LIBOR + 1.750%, 04/03/25	987,374	954,462

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Staples, Inc. Term Loan, 5.687%, 3M LIBOR + 5.000%, 04/16/26	571,338	$493,494
Whatabrands LLC Term Loan B, 2.925%, 1M LIBOR + 2.750%, 07/31/26	136,564	131,016

		2,739,927

Semiconductors—0.1%
ON Semiconductor Corp. Term Loan B, 2.178%, 1M LIBOR + 2.000%, 09/19/26	1,107,665	1,065,666

Software—0.4%
Alloy Finco, Ltd.
Holdco PIK Term Loan, 13.500%, 03/06/25	327,962	145,123
Term Loan B2, 8.500%, 3M LIBOR + 6.500%, 03/06/24	245,991	212,782
DCert Buyer, Inc. Term Loan B, 4.178%, 1M LIBOR + 4.000%, 10/16/26	299,250	290,584
Hyland Software, Inc. Term Loan 3, 4.000%, 1M LIBOR + 3.250%, 07/01/24	97,253	94,627
Inovalon Holdings, Inc. Term Loan B1, 3.188%, 1M LIBOR + 3.000%, 04/02/25	38,359	37,361
IQVIA, Inc.
Term Loan B2, 1.928%, 1M LIBOR + 1.750%, 01/17/25	1,178,666	1,151,165
Term Loan B3, 2.058%, 3M LIBOR + 1.750%, 06/11/25	516,025	501,189
Navicure, Inc. Term Loan B, 4.178%, 1M LIBOR + 4.000%, 10/22/26	259,350	250,921
Solera LLC Term Loan B, 03/03/23 (i)	139,635	134,609
Tibco Software, Inc. Term Loan B, 3.930%, 1M LIBOR + 3.750%, 06/30/26	210,000	201,862
Ultimate Software Group, Inc. (The) Incremental Term Loan B, 05/04/26 (i)	140,092	138,729
Vertafore, Inc. 1st Lien Term Loan, 07/02/25) (i)	249,367	235,830

		3,394,782

Telecommunications—0.2%
CommScope, Inc. Term Loan B, 3.428%, 1M LIBOR + 3.250%, 04/06/26	547,243	521,249
Global Tel*Link Corp. 1st Lien Term Loan, 4.428%, 1M LIBOR + 4.250%, 11/29/25	850,848	742,100
Zayo Group Holdings, Inc. Term Loan, 3.178%, 1M LIBOR + 3.000%, 03/09/27	565,583	537,922

		1,801,271

Total Floating Rate Loans (Cost $46,013,280)		42,528,237

Municipals—2.7%
City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	738,215
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	788,432
Security Description	Shares/ Principal Amount*	Value
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	6,117,849
San Jose Redevelopment Agency Successor Agency, Tax Allocation Revenue
2.480%, 08/01/21	650,000	661,037
2.630%, 08/01/22	2,165,000	2,238,112
State of California 2.375%, 10/01/26	5,230,000	5,655,722
State of New York 2.120%, 02/15/25	5,230,000	5,467,076
State of Oregon Department of Transportation 2.180%, 11/15/25	1,045,000	1,098,943
State of Texas 5.000%, 04/01/21	1,185,000	1,227,447
Texas State University System 2.351%, 03/15/26	1,385,000	1,439,292

Total Municipals (Cost $24,506,367)		25,432,125

Mutual Fund—1.0%

Investment Company Securities—1.0%
Invesco Senior Loan ETF (a) (Cost $9,950,057)	436,000	9,308,600

Common Stocks—0.1%

Energy Equipment & Services—0.0%
Weatherford International plc (a) (l)	6,622	13,045

Leisure Products—0.0%
Remington Outdoor Co., Inc. (l)	72,031	18,008

Oil, Gas & Consumable Fuels—0.0%
Riviera Resources, Inc.	2,835	5,089

Paper & Forest Products—0.1%
Appvion,Inc. (j) (k) (l)	38,739	732,250
Verso Corp. - Class A (l)	1,665	19,913

		752,163

Retail—0.0%
KSouth Africa, Ltd. (j) (k) (l)	8,217,950	0
KSouth Africa, Ltd. (j) (k) (l)	817,800	0

		0

Total Common Stocks (Cost $4,952,812)		788,305

Warrant—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (j) (k) (l)	728	1,930
Battalion Oil Corp., Series B, Expires 10/08/22 (a) (j) (k) (l)	911	2,192

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Warrant—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
Battalion Oil Corp., Series C, Expires 10/08/22 (j) (k) (l)	1,171	$2,476

		6,598

Paper & Forest Products—0.0%
Verso Corp., Expires 07/25/23 (l)	175	140

Total Warrants (Cost $0)		6,738

Short-Term Investments—2.4%

Discount Note—1.3%
Federal Home Loan Bank Zero Coupon, 07/01/20 (m)	12,085,000	12,085,000

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $10,868,309; collateralized by U.S. Treasury Note at 2.000%, maturing 05/31/24, with a market value of $11,085,731.	10,868,309	10,868,309

Total Short-Term Investments (Cost $22,953,309)		22,953,309

Securities Lending Reinvestments (n)—3.9%

Certificate of Deposit—0.1%
BNP Paribas S.A. New York 0.520%, 1M LIBOR + 0.340%, 10/09/20 (b)	1,000,000	1,000,509

Repurchase Agreements—1.6%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $56,564; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $57,695.	56,564	56,564
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $32,053; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $32,694.	32,053	32,053
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $14,424; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $14,713.	14,424	14,424

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $82,806; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $92,013.	82,805	82,805
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $6,851,858; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $6,988,885.	6,851,848	6,851,848
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $6,000,012; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $6,120,000.	6,000,000	6,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $36,133; collateralized by various Common Stock with an aggregate market value of $40,154.	36,133	36,133
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $500,025; collateralized by various Common Stock with an aggregate market value of $555,667.	500,000	500,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $111,122.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $1,000,047; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $1,111,218.	1,000,000	1,000,000

		14,673,827

Mutual Funds—2.2%
BlackRock Liquidity Funds, Institutional Shares 0.100% (o)	1,000,000	1,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (o)	4,000,000	4,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (o)	4,000,000	4,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (o)	4,000,000	4,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (o)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (o)	2,000,000	2,000,000

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (n)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.110% (o)	5,000,000	$5,000,000

		21,000,000

Total Securities Lending Reinvestments (Cost $36,673,827)		36,674,336

Total Investments—105.9% (Cost $1,012,206,127)		998,248,761
Other assets and liabilities (net)—(5.9)%		(55,728,245)

Net Assets—100.0%		$942,520,516

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $979, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $44,030,088 and the collateral received consisted of cash in the amount of $36,673,827 and non-cash collateral with a value of $8,628,062. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $11,962,299.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after June 30, 2020, at which time the interest rate will be determined.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.2% of net assets.
(l)	Non-income producing security.
(m)	The rate shown represents current yield to maturity.
(n)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(o)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $353,387,829, which is 37.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$195,854	$195,854	$979
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-05/01/14	671,010	1,331,072	0

				$979

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,680,000	JPMC	07/02/20	USD	2,533,128	$6,441
CAD	19,243,407	JPMC	09/15/20	USD	13,896,163	280,566
CNH	17,530,000	JPMC	08/21/20	USD	2,511,713	(38,976)
DKK	27,704,806	JPMC	07/23/20	USD	4,045,806	133,041
EUR	4,203,840	JPMC	07/23/20	USD	4,576,594	148,550
EUR	6,415,200	JPMC	07/23/20	USD	7,178,564	32,164
EUR	4,780,000	JPMC	08/05/20	USD	5,418,283	(43,991)
JPY	1,278,071,900	CBNA	07/16/20	USD	11,900,000	(61,328)

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	794,000,000	JPMC	07/22/20	USD	7,336,838	$18,491
JPY	778,000,000	JPMC	08/13/20	USD	7,296,942	(87,814)
JPY	332,000,000	JPMC	09/14/20	USD	3,176,107	(98,322)
MXN	15,690,000	JPMC	07/23/20	USD	813,008	(132,279)
NOK	24,060,000	JPMC	07/23/20	USD	2,660,349	(160,477)
NOK	26,370,000	JPMC	09/15/20	USD	2,610,943	129,486
TRY	3,235,000	JPMC	07/14/20	USD	469,555	1,214

Contracts to Deliver
AUD	3,680,000	JPMC	07/02/20	USD	2,537,102	(2,466)
AUD	1,250,000	JPMC	07/21/20	USD	858,512	(4,208)
AUD	9,000,000	JPMC	08/06/20	USD	5,438,340	(773,756)
AUD	3,680,000	JPMC	12/24/20	USD	2,533,018	(7,055)
CAD	21,799,506	JPMC	07/23/20	USD	16,585,265	526,951
CAD	3,410,000	JPMC	09/15/20	USD	2,462,449	(49,717)
CNH	17,530,000	JPMC	08/21/20	USD	2,489,845	17,108
DKK	27,704,806	JPMC	07/23/20	USD	4,137,145	(41,701)
EUR	13,221,292	JPMC	07/23/20	USD	14,735,725	(125,096)
EUR	8,927,689	JPMC	08/05/20	USD	10,289,965	252,307
EUR	2,470,000	JPMC	08/05/20	USD	2,781,096	4,004
EUR	253,765	BBP	09/15/20	USD	285,503	(73)
EUR	322,067	CBNA	09/15/20	USD	361,775	(664)
EUR	491,294	DBAG	09/15/20	USD	552,774	(105)
EUR	2,813,000	GSBU	09/15/20	USD	3,163,640	(1,978)
EUR	14,935,701	JPMC	09/15/20	USD	16,801,170	(6,767)
EUR	6,502,975	JPMC	09/15/20	USD	7,045,388	(272,755)
JPY	1,278,071,900	CBNA	07/16/20	USD	11,894,850	56,178
JPY	420,000,000	JPMC	08/13/20	USD	3,912,571	20,753
KRW	1,155,000,000	JPMC	09/16/20	USD	940,937	(19,795)
NOK	24,060,000	JPMC	07/23/20	USD	2,360,675	(139,198)
NOK	26,370,000	JPMC	09/15/20	USD	2,585,294	(155,135)

Cross Currency Contracts to Buy
JPY	1,528,891,025	JPMC	08/13/20	SGD	20,500,000	(544,417)

Net Unrealized Depreciation						$(1,140,819)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 3 Year Treasury Bond Futures	09/15/20	230	AUD	26,923,749	$4,925
Canada Government Bond 10 Year Futures	09/21/20	182	CAD	27,995,240	52,349
U.S. Treasury Note 2 Year Futures	09/30/20	842	USD	185,937,282	38,710

Futures Contracts—Short
U.S. Treasury Long Bond Futures	09/21/20	(22)	USD	(3,928,375)	(31,311)
U.S. Treasury Note 10 Year Futures	09/21/20	(360)	USD	(50,101,875)	(181,639)
U.S. Treasury Note Ultra 10 Year Futures	09/21/20	(108)	USD	(17,008,313)	(173,510)
U.S. Treasury Ultra Long Bond Futures	09/21/20	(10)	USD	(2,181,563)	(25,014)

Net Unrealized Depreciation					$(315,490)

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Swap Agreements

OTC Cross-Currency Swaps

Receive	Pay	Maturity Date*	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered		Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3M USD-LIBOR plus 1.170% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/29/21	CBNA	USD	3,774,000	EUR	3,400,000	$(48,452)	$—	$(48,452)
Floating rate equal to 3M USD-LIBOR plus 1.174% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	12/10/21	CBNA	USD	9,879,000	EUR	8,900,000	(125,852)	—	(125,852)
Floating rate equal to 3M USD-LIBOR plus 1.175% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.050% based on the notional amount of currency delivered	11/22/21	CBNA	USD	12,928,500	EUR	11,700,000	(211,465)	—	(211,465)
Floating rate equal to 3M USD-LIBOR plus 1.250% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.100% based on the notional amount of currency delivered	10/30/21	CBNA	USD	4,551,000	EUR	4,100,000	(54,736)	—	(54,736)
Floating rate equal to 3M USD-LIBOR plus 1.310% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.110% based the notional amount of currency delivered	08/30/21	CBNA	USD	3,219,000	EUR	2,900,000	(37,779)	—	(37,779)
Floating rate equal to 3M USD-LIBOR plus 1.318% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.200% based on the notional amount of currency delivered	12/12/21	CBNA	USD	7,104,000	EUR	6,400,000	(91,551)	—	(91,551)
Floating rate equal to 3M USD-LIBOR plus 1.334% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.120% based on the notional amount of currency delivered	07/10/21	CBNA	USD	1,120,000	EUR	1,000,000	(4,651)	(999)	(3,652)
Floating rate equal to 3M USD-LIBOR plus 1.810% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.600% based the notional amount of currency delivered	08/12/21	CBNA	USD	1,120,000	EUR	1,000,000	(3,748)	1,250	(4,998)
Floating rate equal to 3M USD-LIBOR plus 1.870% based on the notional amount of currency received	Floating rate equal to 3M EURIBOR plus 1.700% based on the notional amount of currency delivered	10/15/21	CBNA	USD	1,100,000	EUR	1,000,000	(23,379)	(900)	(22,479)
Floating rate equal to 3M USD-LIBOR plus 2.870% based on the notional amount of currency received	Fixed rate equal to 2.500% based the notional amount of currency delivered	05/04/21	CBNA	USD	697,200	EUR	600,000	22,685	—	22,685

Totals								$(578,928)	$(649)	$(578,279)

*	At the maturity date, the notional amount of the the currency received will be exchanged back for the notional amount of the currency delivered.

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Depreciation(1)
Pay	3M LIBOR	Quarterly	09/20/20	JPMC	Markit iBoxx USD Liquid Leveraged Loan Index	USD	4,200,000	$(87,530)	$—	$(87,530)

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	3M LIBOR	Quarterly	3.000%	Semi-Annually	09/18/21	USD	67,050,000	$2,253,142	$324,770	$1,928,372
Receive	12M CPURNSA	Maturity	1.719%	Maturity	08/14/26	USD	5,000,000	(156,621)	—	(156,621)
Receive	12M CPURNSA	Maturity	1.893%	Maturity	01/15/27	USD	33,200,000	(1,546,220)	—	(1,546,220)
Receive	12M CPURNSA	Maturity	1.960%	Maturity	08/31/24	USD	7,800,000	(284,071)	—	(284,071)

Totals								$266,230	$324,770	$(58,540)

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.32.V1	1.000%	Quarterly	12/20/24	1.820%	USD	7,951,500	$(285,523)	$(374,501)	$88,978
CDX.EM.32.V1	1.000%	Quarterly	12/20/24	1.820%	USD	9,904,500	(355,652)	(600,064)	244,412
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	5.222%	USD	699,200	(4,189)	33,674	(37,863)
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	5.222%	USD	644,000	(3,858)	(15,118)	11,260
CDX.NA.HY.33.V2	5.000%	Quarterly	12/20/24	5.222%	USD	5,980,000	(35,827)	(82,535)	46,708
CDX.NA.IG.31.V1	1.000%	Quarterly	12/20/21	0.718%	USD	20,000,000	121,441	160,699	(39,258)
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	0.890%	USD	8,800,000	101,804	117,660	(15,856)
CDX.NA.IG.33.V1	1.000%	Quarterly	12/20/24	0.890%	USD	30,300,000	350,529	327,976	22,553

Totals							$(111,275)	$(432,209)	$320,934

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (d)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc. 7.500%, due 09/15/20	(5.000%)	Quarterly	12/20/24	JPMC	1.285%	USD	3,600,000	$(574,769)	$(602,935)	$28,166
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	4.668%	USD	950,000	(7,809)	(75,330)	67,521
Avon Products, Inc. 5.000%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	4.668%	USD	950,000	(7,809)	(75,247)	67,438
Italy Government International Bond 6.875%, due 09/27/23	(1.000%)	Quarterly	06/20/23	BBP	1.369%	USD	1,600,000	17,108	17,133	(25)
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	31.021%	USD	875,000	272,730	16,364	256,366
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	31.021%	USD	575,000	179,223	16,233	162,990
Nabors Industries, Inc. 5.500%, due 01/15/23	(1.000%)	Quarterly	12/20/21	CBNA	31.021%	USD	425,000	132,469	7,694	124,775

Totals								$11,143	$(696,088)	$707,231

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sach Group, Inc. 2.908%, due 06/05/23	1.000%	Quarterly	12/20/24	JPMC	0.781%	USD	3,600,000	$34,561	$55,566	$(21,005)
Indonesia Government International Bond 1.000%, due 01/15/23	1.000%	Quarterly	06/20/25	CBNA	1.326%	USD	2,275,000	(35,181)	(37,209)	2,028
Italy Government International Bond 6.875%, due 09/27/23	1.000%	Quarterly	06/20/23	BBP	1.369%	USD	1,600,000	(17,108)	(75,132)	58,024
Morgan Stanley 3.750%, due 02/25/23	1.000%	Quarterly	12/20/24	JPMC	0.638%	USD	3,600,000	57,356	60,987	(3,631)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	59.710%	USD	425,000	(242,494)	(40,780)	(201,714)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	59.710%	USD	575,000	(328,080)	(68,534)	(259,546)
Nabors Industries, Inc. 5.500%, due 01/15/23	1.000%	Quarterly	12/20/23	CBNA	59.710%	USD	875,000	(499,252)	(85,863)	(413,389)

Totals								$(1,030,198)	$(190,965)	$(839,233)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation*	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid	Unrealized Depreciation
Bespoke Palma 5-7% CDX Tranche	2.300%	Quarterly	06/20/21	CBNA	3.127%	USD	1,380,000	$(134,697)	$1,501	$(136,198)
Bespoke Phoenix 5-7% CDX Tranche	0.000%	Quarterly	12/20/21	CBNA	3.025%	USD	900,000	(156,506)	—	(156,506)

Totals								$(291,203)	$1,501	$(292,704)

*	Represents a custom index comprised of a basket of underlying issues.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(DKK)—	Danish Krone

(DOP)—	Dominican Peso
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso

(NOK)—	Norwegian Krone
(SGD)—	Singapore Dollar
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation

(CMO)—	Collateralized Mortgage Obligation

(ETF)—	Exchange-Traded Fund

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$297,640,301	$—	$297,640,301
Total Asset-Backed Securities*	—	229,102,977	—	229,102,977
Total U.S. Treasury & Government Agencies*	—	217,564,447	—	217,564,447
Total Foreign Government*	—	66,805,956	—	66,805,956
Total Mortgage-Backed Securities*	—	49,443,430	—	49,443,430
Floating Rate Loans
Aerospace/Defense	—	390,839	—	390,839
Air Freight & Logistics	—	560,122	—	560,122
Airlines	—	1,543,607	—	1,543,607
Auto Manufacturers	—	786,462	—	786,462
Auto Parts & Equipment	—	1,167,284	—	1,167,284
Chemicals	—	609,771	—	609,771
Coal	—	207,445	—	207,445
Commercial Services	—	3,202,978	—	3,202,978
Computers	—	202,601	—	202,601
Cosmetics/Personal Care	—	109,516	—	109,516
Engineering & Construction	—	360,150	—	360,150
Entertainment	—	1,393,631	—	1,393,631
Food	—	1,917,919	—	1,917,919
Healthcare-Products	—	444,691	—	444,691
Healthcare-Services	—	3,189,839	—	3,189,839
Home Builders	—	1,671,159	—	1,671,159
Insurance	—	1,340,176	—	1,340,176
Internet	—	916,385	—	916,385
Life Sciences Tools & Services	—	214,909	—	214,909
Lodging	—	667,371	—	667,371
Machinery-Diversified	—	1,007,284	—	1,007,284
Media	—	5,791,682	—	5,791,682
Office/Business Equipment	—	346,292	—	346,292
Oil & Gas	—	324,574	—	324,574
Oil & Gas Services	—	—	1,113,258	1,113,258
Packaging & Containers	—	937,112	—	937,112
Personal Products	—	439,267	—	439,267
Pharmaceuticals	—	2,111,148	—	2,111,148
Pipelines	—	370,217	—	370,217
Real Estate	—	188,902	—	188,902
Retail	—	2,739,927	—	2,739,927
Semiconductors	—	1,065,666	—	1,065,666
Software	—	3,394,782	—	3,394,782
Telecommunications	—	1,801,271	—	1,801,271
Total Floating Rate Loans	—	41,414,979	1,113,258	42,528,237
Total Municipals*	—	25,432,125	—	25,432,125
Total Mutual Fund*	9,308,600	—	—	9,308,600

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Energy Equipment & Services	$13,045	$—	$—	$13,045
Leisure Products	18,008	—	—	18,008
Oil, Gas & Consumable Fuels	5,089	—	—	5,089
Paper & Forest Products	19,913	—	732,250	752,163
Retail	—	—	0	0
Total Common Stocks	56,055	—	732,250	788,305
Warrant
Oil, Gas & Consumable Fuels	—	—	6,598	6,598
Paper & Forest Products	140	—	—	140
Total Warrants	140	—	6,598	6,738
Total Short-Term Investments*	—	22,953,309	—	22,953,309
Securities Lending Reinvestments
Certificate of Deposit	—	1,000,509	—	1,000,509
Repurchase Agreements	—	14,673,827	—	14,673,827
Mutual Funds	21,000,000	—	—	21,000,000
Total Securities Lending Reinvestments	21,000,000	15,674,336	—	36,674,336
Total Investments	$30,364,795	$966,031,860	$1,852,106	$998,248,761

Collateral for Securities Loaned (Liability)	$—	$(36,673,827)	$—	$(36,673,827)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,627,254	$—	$1,627,254
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,768,073)	—	(2,768,073)
Total Forward Contracts	$—	$(1,140,819)	$—	$(1,140,819)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$95,984	$—	$—	$95,984
Futures Contracts (Unrealized Depreciation)	(411,474)	—	—	(411,474)
Total Futures Contracts	$(315,490)	$—	$—	$(315,490)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,342,283	$—	$2,342,283
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(2,079,889)	—	(2,079,889)
Total Centrally Cleared Swap Contracts	$—	$262,394	$—	$262,394
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$716,132	$—	$716,132
OTC Swap Contracts at Value (Liabilities)	—	(2,692,848)	—	(2,692,848)
Total OTC Swap Contracts	$—	$(1,976,716)	$—	$(1,976,716)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $1,445,495 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$998,248,761
Cash	5,597,909
Cash denominated in foreign currencies (c)	68,090
Cash collateral (d)	4,965,037
OTC swap contracts at market value (e)	716,132
Unrealized appreciation on forward foreign currency exchange contracts	1,627,254
Receivable for:
Investments sold	662,880
Fund shares sold	104,999
Interest	4,760,468
Variation margin on centrally cleared swap contracts	275,537
Variation margin on futures contracts	231,870
Interest on OTC swap contracts	88,075

Total Assets	1,017,347,012
Liabilities
OTC swap contracts at market value (f)	2,692,848
Unrealized depreciation on forward foreign currency exchange contracts	2,768,073
Collateral for securities loaned	36,673,827
Payables for:
Investments purchased	4,233,595
TBA securities purchased	27,540,314
Fund shares redeemed	116,013
Foreign taxes	5,390
Interest on OTC swap contracts	50,636
Accrued Expenses:
Management fees	333,646
Distribution and service fees	50,274
Deferred trustees’ fees	133,603
Other expenses	228,277

Total Liabilities	74,826,496

Net Assets	$942,520,516

Net Assets Consist of:
Paid in surplus	$1,046,089,158
Distributable earnings (Accumulated losses) (g)	(103,568,642)

Net Assets	$942,520,516

Net Assets
Class A	$694,908,691
Class B	247,611,825
Capital Shares Outstanding*
Class A	75,863,407
Class B	27,149,933
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.16
Class B	9.12

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,012,206,127.
(b)	Includes securities loaned at value of $44,030,088.
(c)	Identified cost of cash denominated in foreign currencies was $108,579.
(d)	Includes collateral of $1,485,037 for futures contracts and $3,480,000 for OTC swap contracts.
(e)	Net premium paid on OTC swap contracts was $173,977.
(f)	Net premium received on OTC swap contracts was $1,061,679.
(g)	Includes foreign capital gains tax of $5,390.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$191,318
Interest (a)	12,665,351
Securities lending income	128,357

Total investment income	12,985,026
Expenses
Management fees	2,371,081
Administration fees	27,394
Custodian and accounting fees	121,375
Distribution and service fees—Class B	318,542
Audit and tax services	52,482
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	20,626
Insurance	3,641
Miscellaneous	7,924

Total expenses	2,960,555
Less management fee waiver	(318,716)

Net expenses	2,641,839

Net Investment Income	10,343,187

Net Realized and Unrealized Loss
Net realized loss on :
Investments	(4,688,314)
Purchased options	197,282
Futures contracts	(2,001,554)
Written options	(2,361,393)
Swap contracts	(3,351,226)
Foreign currency transactions	(55,018)
Forward foreign currency transactions	(599,485)

Net realized loss	(12,859,708)

Net change in unrealized depreciation on:
Investments (b)	(4,335,193)
Futures contracts	(481,715)
Swap contracts	(1,439,008)
Foreign currency transactions	(60,011)
Forward foreign currency transactions	(968,156)

Net change in unrealized depreciation	(7,284,083)

Net realized and unrealized loss	(20,143,791)

Net Decrease in Net Assets From Operations	$(9,800,604)

(a)	Net of foreign withholding taxes of $2,986.
(b)	Includes change in foreign capital gains tax of $740.

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$10,343,187	$29,624,771
Net realized gain (loss)	(12,859,708)	3,875,789
Net change in unrealized appreciation (depreciation)	(7,284,083)	12,622,175

Increase (decrease) in net assets from operations	(9,800,604)	46,122,735

From Distributions to Shareholders
Class A	(26,201,223)	(25,932,644)
Class B	(8,619,581)	(9,057,803)

Total distributions	(34,820,804)	(34,990,447)

Decrease in net assets from capital share transactions	(13,548,531)	(9,579,821)

Total increase (decrease) in net assets	(58,169,939)	1,552,467

Net Assets
Beginning of period	1,000,690,455	999,137,988

End of period	$942,520,516	$1,000,690,455

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	141,921	$1,276,267	185,564	$1,775,143
Reinvestments	2,863,522	26,201,223	2,750,015	25,932,644
Redemptions	(3,056,887)	(28,096,285)	(4,122,093)	(39,484,970)

Net decrease	(51,444)	$(618,795)	(1,186,514)	$(11,777,183)

Class B
Sales	2,063,576	$19,256,986	3,973,674	$37,885,265
Reinvestments	946,167	8,619,581	964,623	9,057,803
Redemptions	(4,454,761)	(40,806,303)	(4,702,571)	(44,745,706)

Net increase (decrease)	(1,445,018)	$(12,929,736)	235,726	$2,197,362

Decrease derived from capital shares transactions		$(13,548,531)		$(9,579,821)

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.59		$9.49	$9.62	$9.62	$9.62	$9.97

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.29	0.29	0.20	0.19	0.18
Net realized and unrealized gain (loss)	(0.17)		0.16	(0.22)	(0.04)	0.12	(0.20)

Total income (loss) from investment operations	(0.07)		0.45	0.07	0.16	0.31	(0.02)

Less Distributions
Distributions from net investment income	(0.36)		(0.35)	(0.20)	(0.16)	(0.31)	(0.33)

Total distributions	(0.36)		(0.35)	(0.20)	(0.16)	(0.31)	(0.33)

Net Asset Value, End of Period	$9.16		$9.59	$9.49	$9.62	$9.62	$9.62

Total Return (%) (b)	(0.75	)(c)	4.77	0.70	1.68	3.30	(0.26)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.56	(d)	0.55	0.55	0.54	0.54	0.53
Net ratio of expenses to average net assets (%) (e)	0.49	(d)	0.48	0.48	0.52	0.52	0.52
Ratio of net investment income to average net assets (%)	2.24	(d)	3.03	3.00	2.10	2.01	1.78
Portfolio turnover rate (%)	58	(c)(f)	49 (f)	48 (f)	69 (f)	35	43
Net assets, end of period (in millions)	$694.9		$728.0	$731.6	$805.1	$801.3	$1,156.0

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.54		$9.44	$9.56	$9.57	$9.56	$9.92

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.26	0.26	0.18	0.17	0.15
Net realized and unrealized gain (loss)	(0.18)		0.16	(0.21)	(0.05)	0.13	(0.21)

Total income (loss) from investment operations	(0.09)		0.42	0.05	0.13	0.30	(0.06)

Less Distributions
Distributions from net investment income	(0.33)		(0.32)	(0.17)	(0.14)	(0.29)	(0.30)

Total distributions	(0.33)		(0.32)	(0.17)	(0.14)	(0.29)	(0.30)

Net Asset Value, End of Period	$9.12		$9.54	$9.44	$9.56	$9.57	$9.56

Total Return (%) (b)	(0.92	)(c)	4.52 (g)	0.54 (g)	1.33	3.13	(0.62)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.81	(d)	0.80	0.80	0.79	0.79	0.78
Net ratio of expenses to average net assets (%) (e)	0.74	(d)	0.73	0.73	0.77	0.77	0.77
Ratio of net investment income to average net assets (%)	2.00	(d)	2.78	2.75	1.85	1.76	1.53
Portfolio turnover rate (%)	58	(c)(f)	49 (f)	48 (f)	69 (f)	35	43
Net assets, end of period (in millions)	$247.6		$272.7	$267.6	$290.1	$285.1	$303.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rate would have been 40%, 45%, 42% and 46% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018 and 2017, respectively.
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Franklin Low Duration Total Return Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered two classes of shares: Class A and B shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-27

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-28

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at

BHFTI-29

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the

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Notes to Financial Statements—June 30, 2020—(Continued)

settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $10,868,309. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $14,673,827. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

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Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(13,229)	$—	$—	$—	$(13,229)
Corporate Bonds & Notes	(22,443,681)	—	—	—	(22,443,681)
Foreign Government	(1,484,445)	—	—	—	(1,484,445)
Mutual Funds	(9,573,081)	—	—	—	(9,573,081)
U.S. Treasury & Government Agencies	(3,157,364)	—	—	—	(3,157,364)
Warrant	(2,027)	—	—	—	(2,027)
Total Borrowings	$(36,673,827)	$—	$—	$—	$(36,673,827)
Gross amount of recognized liabilities for securities lending transactions					$(36,673,827)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

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Notes to Financial Statements—June 30, 2020—(Continued)

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin

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Notes to Financial Statements—June 30, 2020—(Continued)

on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

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Notes to Financial Statements—June 30, 2020—(Continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

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Notes to Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$1,928,372	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$1,986,912
	Unrealized appreciation on futures contracts (b) (c)	95,984	Unrealized depreciation on futures contracts (b) (c)	411,474
Credit	OTC swap contracts at market value (d)	693,447	OTC swap contracts at market value (d)	2,091,235
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	413,911	Unrealized depreciation on centrally cleared swap contracts (a) (b)	92,977
Foreign Exchange	OTC swap contracts at market value (d)	22,685	OTC swap contracts at market value (d)	601,613
	Unrealized appreciation on forward foreign currency exchange contracts	1,627,254	Unrealized depreciation on forward foreign currency exchange contracts	2,768,073

Total		$4,781,653		$7,952,284

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest receivable of $88,075 and OTC swap interest payable of $50,636.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$17,108	$(17,108)	$—	$—
Citibank N.A.	663,285	(663,285)	—	—
JPMorgan Chase Bank N.A.	1,662,993	(1,662,993)	—	—

	$2,343,386	$(2,343,386)	$—	$—

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$17,181	$(17,108)	$(73)	$—
Citibank N.A.	2,075,433	(663,285)	(1,412,148)	—
Deutsche Bank AG	105	—	—	105
Goldman Sachs Bank USA	1,978	—	—	1,978
JPMorgan Chase Bank N.A.	3,366,224	(1,662,993)	(1,530,000)	173,231

	$5,460,921	$(2,343,386)	$(2,942,221)	$175,314

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-36

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$—	$—	$197,282	$197,282
Forward foreign currency transactions	—	—	(599,485)	(599,485)
Futures contracts	(2,001,554)	—	—	(2,001,554)
Swap contracts	323,651	(4,196,901)	522,024	(3,351,226)
Written options	(1,587,418)	(773,975)	—	(2,361,393)

	$(3,265,321)	$(4,970,876)	$119,821	$(8,116,376)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(968,156)	$(968,156)
Futures contracts	(481,715)	—	—	(481,715)
Swap contracts	(1,000,127)	(398,930)	(39,951)	(1,439,008)

	$(1,481,842)	$(398,930)	$(1,008,107)	$(2,888,879)

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$20,100,000
Forward foreign currency transactions	155,543,884
Futures contracts long	208,644,789
Futures contracts short	(77,426,428)
Swap contracts	279,243,763
Written options	(125,666,667)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist

BHFTI-37

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s

BHFTI-38

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$283,134,233	$263,930,467	$330,347,975	$225,134,323

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$171,882,686	$165,391,211

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$2,371,081	0.520%	First $100 million
	0.510%	$100 million to $250 million
	0.500%	$250 million to $500 million
	0.490%	$500 million to $1 billion
	0.470%	$1 billion to $1.5 billion
	0.450%	Over $1.5 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Franklin Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Trust that are managed by the Subadviser and/or its affiliates.

BHFTI-39

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	$500 million to $1.5 billion
0.050%	Over $1.5 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are included in the amount shown as a management fee waiver in the Statement of Operations.

Additionally, for the period April 30, 2020 to April 30, 2021, Brighthouse Investment Advisers has contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were aggregated with those of the Brighthouse/Templeton International Bond Portfolio, a series of the Trust. An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

BHFTI-40

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,010,129,936

Gross unrealized appreciation	24,018,754
Gross unrealized depreciation	(40,349,323)

Net unrealized appreciation (depreciation)	$(16,330,569)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$34,990,447	$21,164,277	$—	$—	$34,990,447	$21,164,277

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$34,472,905	$—	$(11,528,613)	$(81,752,758)	$(58,808,466)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $17,114,096 and accumulated long-term capital losses of $64,638,662.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-41

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-42

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse/Templeton International Bond Portfolio returned -5.98% and -6.14%, respectively. The Portfolio’s benchmark, the FTSE World Government Bond Index (“WGBI”) ex-U.S.1, returned 1.04%.

MARKET ENVIRONMENT / CONDITIONS

The COVID-19 pandemic profoundly impacted economies and global financial markets during the first half of 2020. Lockdown orders from governments trying to “flatten the curve” (i.e., stem the rate of infection) brought entire countries, regions and continents to an economic standstill in March and April. The speed and pervasiveness of the economic shocks were unprecedented. There is almost no historical comparison for the magnitude of aggregate demand that has been destroyed, nor the magnitude of job losses in such a compressed timescale.

Risk aversion rapidly escalated to crisis levels and deepened throughout March, driving correlations to 1.0 across multiple asset classes as investors shed risk and moved into perceived safe havens. Credit markets experienced substantial price volatility, with the lower-rated credit tiers bearing the brunt of the selloffs. Sovereign bond yields declined in higher-rated countries but rose in more vulnerable ones as volatility escalated. The yield on the 10-year U.S. Treasury (“UST”) note quickly dropped from a high of 1.92% at the start of the year to a low of 0.53% on March 9. It finished the six-month period at 0.66%, 126 basis points (“bps”) lower than at December-end. The yield on the 10-year German Bund dropped 27 bps further into negative territory, finishing at -0.46%.

The U.S. Federal Reserve (the “Fed”) responded quickly to the deepening crisis with two emergency rate cuts in March, the second of which dropped the federal funds target rate 100 bps to the zero bound that was used during the 2008 global financial crisis (“GFC”). The Fed also cut reserve requirements and encouraged financial institutions to borrow directly from the discount window. Growing liquidity strains throughout financial markets prompted the Fed to restart liquidity programs that had been created during the GFC, such as the Commercial Paper Funding Facility and the Primary Dealer Credit Facility.

On March 23rd, the Fed took its financial market interventions beyond the scope of the GFC programs by creating corporate lending programs, and announcing its intentions to support lending to small- and medium-sized businesses through the newly created Main Street Business Lending Program. The Fed also pledged to buy unlimited government bonds, abandoning quantitative easing (“QE”) targets it had announced just a week earlier; during QE the Fed buys bonds from the open market thus increasing money supply in the economy and stimulating lending and investment.

The heightened demand for U.S. dollars (“USD”) around the world led the Fed to expand its liquidity swaps program with foreign central banks beyond the five banks in its standing facility (the European Central Bank (the “ECB”), Bank of Japan (the “BOJ”), Bank of England, Bank of Canada and Swiss National Bank). The swap program was expanded on March 19 to include the Reserve Bank of Australia, Reserve Bank of New Zealand, Danmarks Nationalbank, Norges Bank, Sveriges Riksbank, Bank of Korea, Monetary Authority of Singapore, Banco de Mexico and Banco Central do Brasil. The program enables a foreign central bank to borrow USD directly from the Fed to lend to its own local institutions, facilitating the flow of the world’s reserve currency. The USD notably strengthened from mid-March to mid-May before broadly weakening over the final six weeks of the period. On the whole, it was around 3% stronger (according to the Bloomberg Dollar Spot Index) against its leading trade partners during the six-month period.

On the U.S. fiscal side, Congress passed the CARES Act (Coronavirus Aid, Relief, and Economic Security) on March 27th, a $2.2 trillion fiscal relief program designed to provide loans to businesses, income support and unemployment benefits to individuals, and funding for hospitals and public health services. It was the largest economic relief bill in U.S. history, and was intended to serve as a stopgap for social distancing policies.

On March 18th, the ECB President Christine Lagarde unveiled the €750 billion Pandemic Emergency Purchase Programme (“PEPP”) in an unscheduled mid-week announcement. Lagarde commented that, “there are no limits to our commitment to the euro. We are determined to use the full potential of our tools, within our mandate.” PEPP appeared geared to support the more vulnerable states, as the program has unprecedented flexibility to buy a wide range of eligible securities, including Greek and Italian sovereign debt, as well as corporate commercial paper.

In the second quarter, global financial markets rebounded from the extreme lows in March, as central banks and governments deployed massive monetary and fiscal measures to respond to the COVID-19 crisis. Regional economies began to incrementally reopen and improving economic data appeared to bolster optimism that the worst of the economic shocks had passed. Credit spreads tightened in many sectors during the second quarter, returning to levels last seen in early March and late February.

However, sharp resurgences in COVID-19 cases in several regions, including the U.S., Latin America and China among others, prompted governments to return to shutdown policies in June. Though several economic measures improved in May and June, the stronger figures reflected a rebound from the extreme low points in March and April and were not trends that could be extrapolated into the upcoming months, in our assessment.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

Unprecedented interventions from the Fed and central banks around the world widened the disconnect between financial markets and real economies during the period. Central bank efforts to bolster liquidity in financial markets have been effective, but they do not replace lost revenues or cure insolvencies; they only deepen the debt burdens. We have concerns that as the pandemic persists, business insolvencies and bankruptcies amid stifled economic activity could worsen increasing the risk for a second leg down in financial markets.

Rallies in risk assets during the final months of the period appeared to underappreciate the ongoing economic damage and the risks for successive waves of infections that could further suppress economic activity going forward, in our view. Massive unemployment, deepening economic hardship and growing insolvencies will not be fully remedied by partial re-openings or government interventions alone. The longer that economic activity remains suppressed and the longer that workers go without incomes, the more entrenched the economic damage will become.

On the policy front, the Fed maintained its monetary stance at its April and June meetings, and reaffirmed its commitment to using its “full range of tools to support the U.S. economy.” The updated dot plot survey in June indicated that Fed officials expected rates to remain unchanged through 2022. The Fed also updated its projections for U.S. GDP (gross domestic product) growth to -6.5% for 2020 and +5.0% for 2021. It also projected unemployment to be 9.3% at the end of 2020.

In Europe, the European Commission proposed a €750 billion financing program in May that would deliver up to €500 billion in grants and €250 billion in loans to member states in need of financial support. The program was still in policy discussions at the end of June. On the monetary side, the ECB increased the size of the PEPP by €600 billion to €1.35 trillion at its June 4th policy meeting. Italian bonds rallied on the news, as did the euro, which appreciated 1.2% against the USD in the month of June. The ECB also updated its growth forecast for the eurozone in 2020 to 8.7%, which would be the largest contraction in the post-war era. Growth for 2021 is projected to expand 5.2%. In May, Lagarde acknowledged that a recovery to previous GDP levels would take at least two to three years.

In Japan, monetary policy responses to the crisis focused more on ensuring businesses had ample access to capital through various loan programs than on lowering the cost of capital. At its April 27th meeting, the BOJ quadrupled the size of its corporate debt purchases. It also announced that it would remove quantitative easing caps. The BOJ further increased its lending program to $1 trillion in June. The program provides 0% loans to banks if they increase their lending to companies. On the price stability front, deflation returned during the period, despite years of persistent efforts from the BOJ to drive inflation higher. Core inflation (National Consumer Price Index ex-fresh food) dropped to 0.2% year-over-year in April and May. There were no indications from the BOJ that the return of deflation would alter monetary policy in the months ahead, but it remained a concern that officials continued to monitor. The BOJ kept overnight interest rates at -0.1% and the yield target on the 10-year Japanese government bond at 0.0% throughout the period.

Nearly every country in the world declared some form of fiscal response to the crisis, with most countries pursuing programs that go beyond the measures they deployed during the GFC. Debt-to-GDP ratios have risen significantly in just about every country. On the monetary front, many central banks aggressively cut policy rates during the peaks in financial market volatility in March, but paused on making additional cuts in April, similar to the approaches taken by the Fed and the ECB. Several central banks returned to rate cuts in May and June, with many indicating they intended to respond with additional accommodation as needed.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

On a relative basis, the Portfolio underperformed its benchmark index primarily due to currency positions, followed by interest-rate strategies. Sovereign credit exposures had a largely neutral effect on relative results. Among currencies, overweighted positions in Latin America (the Brazilian real and Argentine peso) and Asia ex Japan detracted from relative performance. Underweighted duration exposure in the United States detracted from relative results, as did select underweighted duration exposures in Europe. However, select overweighted duration exposures in Latin America and Asia ex Japan contributed to relative performance.

During the reporting period, the Portfolio continued to maintain low overall portfolio duration. The Portfolio held exposure to short-term USTs but no exposure to the long end of the UST yield curve, which we view as overvalued and at risk for continued yield increase (and bond price decrease) given deepening fiscal deficits and surging debt issuance. The Portfolio also continued to avoid duration exposures in Europe. Outside of the developed markets, the Portfolio held select duration exposures in countries with relatively higher yields that we believe have varying degrees of economic resilience to external shocks. The Portfolio continued to hold currency exposures in countries that we believe have relatively resilient economic fundamentals and largely orthodox monetary environments. The strategy continued to hold a net-negative position in the euro to hedge against broad-based USD strength as well as structural and political risks across Europe. The strategy also continued to hold net-negative positioning in the Australian dollar to hedge broad-based beta risk across emerging markets. The Portfolio also continued to hold select currency exposures in emerging markets through our holdings in various local-currency bonds, though we have directly hedged some specific currency exposures such as the Brazilian real, Mexican peso and South Korean won. The Portfolio has selectively and tactically invested in sovereign credit opportunities in emerging markets on a case-by-case basis, with a particular focus on credit exposures in countries with relatively resilient economies. However, the Portfolio

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Managed by Franklin Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

has recently held a greater allocation to local-currency sovereign bonds and have held minimal exposure to credit, given stretched valuations, over-levered sectors and deteriorating credit fundamentals.

During the period, the Portfolio’s negative absolute performance was primarily due to currency positions. Interest-rate strategies and sovereign credit exposures had largely neutral effects on absolute results. Among currencies, positions in Latin America (the Brazilian real) and Asia ex-Japan detracted from absolute performance. The Portfolio maintained a defensive approach regarding interest rates in developed markets, while holding duration exposures in select emerging markets. Negative duration exposure to USTs during the first quarter detracted from absolute results, while select duration exposures in Asia ex Japan and Latin America contributed.

We think it is still too early to pursue additional risk as the world is still in the first phase of the economic repercussions. The recent rallies across risk assets reflect an underappreciation of the risks for successive waves of infections and a second leg down in financial markets, in our view. At period end, we were focused on specific perceived safe-haven investments, while emphasizing a select set of higher-yielding emerging markets that have relatively resilient domestic economies. We aim to derive alpha from different sources than the low-to-negative yielding developed fixed income markets, which in our view have limited upside potential left as yields grind to historic lows. We also aim to position the Portfolio to be uncorrelated to vulnerable asset classes while delivering high income and defending capital. At period end, we were emphasizing a defensive stance via elevated levels of cash and short-term USTs to be able to quickly pursue opportunities as they arise in the early stages of the eventual economic recovery.

At period end, we remained cautious on the broad outlook for emerging markets as a whole, but we see risk-adjusted value in specific countries. It remains crucial to be selective. Countries that were in stronger fundamental shape before the crisis generally have better prospects to endure the substantial economic headwinds. Domestically oriented economies have comparatively better prospects than externally dependent economies in our view, given the collapse in global aggregate demand and diminished levels of trade. The opportunities in emerging markets remained highly idiosyncratic, as some countries have inherent resiliencies while others are highly vulnerable to external and internal shocks. We continued to monitor conditions and expect that the impacts of the COVID-19 pandemic will persist into the third and fourth quarters of 2020, potentially pushing out the timeline for when certain investment opportunities may become suitable.

Derivatives were used for interest rate management, specifically interest rate swaps to obtain negative duration exposure to USTs. These positions detracted from performance during the first half of the reporting period before they were unwound in March. UST yields declined sharply as the COVID-19 pandemic profoundly damaged economies around the world leading to extraordinary policy responses from central banks. Derivatives were also used to gain long exposures to various safe-haven currencies (notably Japanese yen), which moderately detracted from performance during the period. Derivatives were used to gain negative exposure to various currencies (notably euro and Australian dollar), which had a largely neutral effect on performance during the reporting period. Derivatives were also used to directly hedge specific currency exposures from various local-currency bonds (notably Brazilian real, Mexican peso, Indian rupee and South Korean won) which helped offset depreciations in those currencies during the period. All derivatives performed as expected during the period.

Michael Hasenstab

Calvin Ho

Christine Zhu

Portfolio Managers

Franklin Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The FTSE World Government Bond Index ex-U.S. is an index of bonds issued by governments primarily in Europe and Asia.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE FTSE WORLD GOVERNMENT BOND INDEX EX-U.S.

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Templeton International Bond Portfolio
Class A	-5.98	-7.73	-1.17	1.89
Class B	-6.14	-8.01	-1.43	1.63
FTSE World Government Bond Index ex-U.S.	1.04	0.86	3.31	1.81

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Countries

% of Net Assets
United States	20.6
Japan	16.2
Mexico	9.3
Brazil	7.8
Indonesia	7.7
Norway	4.6
South Korea	4.6
India	3.1
Argentina	2.2
Colombia	1.6

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Templeton International Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.69%	$1,000.00	$940.20	$3.33
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

Class B (a)	Actual	0.94%	$1,000.00	$938.60	$4.53
	Hypothetical*	0.94%	$1,000.00	$1,020.19	$4.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—58.6% of Net Assets

Security Description	Principal Amount*	Value

Argentina—2.2%
Argentina Bonar Bond 26.415%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	20,147,000	$181,960
Argentina Treasury Bonds
1.100%, 04/17/21 (ARS) (b)	111,442,630	1,094,531
1.200%, 03/18/22 (ARS) (b)	621,946,147	5,951,983
1.400%, 03/25/23 (ARS) (b)	356,003,918	3,032,216
1.500%, 03/25/24 (ARS) (b)	356,003,920	2,833,789
Argentine Bonos del Tesoro
2.724%, 12/04/20 (ARS) (b)	142,117,300	1,395,614
15.500%, 10/17/26 (ARS)	693,671,000	2,522,190
16.000%, 10/17/23 (ARS)	370,242,000	1,910,756
18.200%, 10/03/21 (ARS)	329,017,000	2,396,894

		21,319,933

Brazil—7.8%
Brazil Letras do Tesouro Nacional
Zero Coupon, 07/01/20 (BRL) (c)	239,984,000	44,130,119
3.512%, 10/01/20 (BRL) (c)	113,220,000	20,710,819
5.565%, 04/01/21 (BRL) (c)	2,910,000	526,683
9.600%, 07/01/21 (BRL) (c)	15,530,000	2,789,921
Brazil Notas do Tesouro Nacional 10.000%, 01/01/21 (BRL)	44,622,000	8,123,411

		76,280,953

Colombia—1.6%
Colombian TES
7.000%, 05/04/22 (COP)	653,000,000	185,668
7.000%, 06/30/32 (COP)	7,946,000,000	2,168,146
7.750%, 09/18/30 (COP)	35,498,100,000	10,345,174
10.000%, 07/24/24 (COP)	10,589,000,000	3,467,014

		16,166,002

Ghana—1.2%
Ghana Government Bonds
16.250%, 05/17/21 (GHS)	9,750,000	1,658,019
16.500%, 03/22/21 (GHS)	2,320,000	396,566
16.500%, 02/06/23 (GHS)	13,400,000	2,216,662
17.600%, 11/28/22 (GHS)	10,940,000	1,854,663
18.250%, 09/21/20 (GHS)	2,170,000	375,322
18.250%, 07/25/22 (GHS)	5,170,000	888,985
19.500%, 10/18/21 (GHS)	4,530,000	791,514
19.750%, 03/15/32 (GHS)	18,788,000	3,003,321
24.750%, 03/01/21 (GHS)	810,000	145,498
24.750%, 07/19/21 (GHS)	1,490,000	272,404

		11,602,954

India—3.1%
India Government Bonds
6.790%, 05/15/27 (INR)	1,478,610,000	20,562,806
6.840%, 12/19/22 (INR)	365,000,000	5,122,112
7.680%, 12/15/23 (INR)	311,000,000	4,478,251

		30,163,169

Indonesia—7.7%
Indonesia Treasury Bonds
5.625%, 05/15/23 (IDR)	96,951,000,000	6,693,929
7.000%, 05/15/22 (IDR)	450,607,000,000	32,490,389
10.000%, 09/15/24 (IDR)	122,770,000,000	9,668,621
12.900%, 06/15/22 (IDR)	341,823,000,000	27,068,266

		75,921,205

Japan—16.2%
Japan Treasury Bills
Zero Coupon, 08/11/20 (JPY) (c)	6,080,100,000	56,319,978
Zero Coupon, 08/24/20 (JPY) (c)	1,716,750,000	15,903,276
Zero Coupon, 09/07/20 (JPY) (c)	5,584,500,000	51,736,444
Zero Coupon, 09/14/20 (JPY) (c)	3,201,000,000	29,656,187
Zero Coupon, 11/10/20 (JPY) (c)	599,700,000	5,557,911

		159,173,796

Mexico—9.3%
Mexican Bonos
6.500%, 06/10/21 (MXN)	687,730,000	30,400,811
6.500%, 06/09/22 (MXN)	285,840,000	12,856,800
6.750%, 03/09/23 (MXN)	259,469,000	11,864,714
7.250%, 12/09/21 (MXN)	265,450,000	11,957,001
8.000%, 12/07/23 (MXN)	256,957,000	12,315,534
10.000%, 12/05/24 (MXN)	134,690,000	7,050,620
Mexican Udibonos 2.500%, 12/10/20 (MXN) (b)	15,845,314	694,355
Mexico Cetes
0.110%, 10/22/20 (MXN) (c)	12,154,000	52,077
4.675%, 02/25/21 (MXN) (c)	270,170,000	1,139,004
4.909%, 01/28/21 (MXN) (c)	16,729,000	70,780
4.947%, 12/03/20 (MXN) (c)	16,729,000	71,291
5.463%, 09/24/20 (MXN) (c)	21,702,000	93,332
5.676%, 08/13/20 (MXN) (c)	13,801,000	59,690
5.749%, 07/23/20 (MXN) (c)	5,208,000	22,589
5.759%, 09/10/20 (MXN) (c)	72,780,000	313,659
5.905%, 07/16/20 (MXN) (c)	416,241,000	1,807,577

		90,769,834

Norway—4.6%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	2,225,094
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,769,359
2.000%, 05/24/23 (144A) (NOK)	119,955,000	13,098,621
3.000%, 03/14/24 (144A) (NOK)	100,903,000	11,549,021
3.750%, 05/25/21 (144A) (NOK)	127,923,000	13,722,005
Norway Treasury Bill 1.156%, 09/16/20 (144A) (NOK) (c)	10,989,000	1,140,962

		45,505,062

Republic of Korea—0.3%
Korea Treasury Bond 1.375%, 12/10/29 (KRW)	3,070,000,000	2,548,883

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

South Korea—4.6%
Korea Treasury Bonds
1.375%, 09/10/21 (KRW)	26,881,400,000	$22,543,276
1.875%, 03/10/22 (KRW)	18,459,000,000	15,625,397
4.250%, 06/10/21 (KRW)	7,650,400,000	6,578,804

		44,747,477

Total Foreign Government (Cost $711,009,563)		574,199,268

U.S. Treasury & Government Agencies—20.6%

United States—20.6%
U.S. Treasury Notes
1.125%, 09/30/21	9,632,000	9,745,628
1.500%, 09/30/21 (d)	7,732,000	7,859,759
1.500%, 10/31/21 (d)	16,600,000	16,893,742
1.500%, 09/30/24	33,000,000	34,758,282
1.500%, 10/31/24 (d)	15,650,000	16,496,690
1.750%, 12/31/24 (d)	80,891,000	86,303,745
2.125%, 12/31/21	10,000,000	10,291,797
2.875%, 05/31/25	17,750,000	19,986,777

Total U.S. Treasury & Government Agencies (Cost $191,446,288)		202,336,420

Short-Term Investment—20.5%

Repurchase Agreement—20.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $201,537,630; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $205,568,408.	201,537,630	201,537,630

Total Short-Term Investments (Cost $201,537,630)		201,537,630

Securities Lending Reinvestments (e)—3.0%

Repurchase Agreements—0.8%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $400,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $408,000.	400,000	400,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $204,000.	200,000	200,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $100,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $92,084; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $102,323.	92,083	92,083
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $2,126,301; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $2,168,824.	2,126,298	2,126,298
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $800,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $884,887.	800,000	800,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $221,222.	200,000	200,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $42,251; collateralized by various Common Stock with an aggregate market value of $46,953.	42,251	42,251
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $2,600,131; collateralized by various Common Stock with an aggregate market value of $2,889,470.	2,600,000	2,600,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $111,122.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $1,000,047; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $1,111,218.	1,000,000	1,000,000

		7,660,632

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—2.2%
BlackRock Liquidity Funds, Institutional Shares 0.100% (f)	3,500,000	$3,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (f)	3,500,000	3,500,000
Fidelity Government Portfolio, Institutional Class 0.100% (f)	2,500,000	2,500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (f)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (f)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (f)	3,300,000	3,300,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (f)	2,500,000	2,500,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (f)	2,000,000	2,000,000

		21,300,000

Total Securities Lending Reinvestments (Cost $28,960,632)		28,960,632

Total Investments—102.7% (Cost $1,132,954,113)		1,007,033,950
Other assets and liabilities (net)—(2.7)%		(26,852,837)

Net Assets—100.0%		$980,181,113

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	The rate shown represents current yield to maturity.
(d)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $28,320,058 and the collateral received consisted of cash in the amount of $28,960,632. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $45,505,062, which is 4.6% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	40,244,101	CBNA	07/02/20	USD	7,423,741	$(23,344)
BRL	19,751,700	HSBC	07/02/20	USD	3,620,843	11,253
BRL	52,292,600	JPMC	07/02/20	USD	9,637,413	(21,444)
EUR	6,686,730	UBSA	07/23/20	USD	7,580,559	(64,629)
EUR	419,000	HSBC	08/14/20	USD	473,914	(2,727)
EUR	19,829,619	DBAG	08/26/20	USD	22,445,146	(139,862)
EUR	4,949,546	BOA	08/31/20	USD	5,600,906	(32,814)
EUR	2,519,930	SCB	09/08/20	USD	2,851,677	(16,319)
EUR	3,348,035	SCB	09/08/20	USD	3,789,408	(22,288)
EUR	3,348,035	SCB	09/08/20	USD	3,790,584	(23,463)
EUR	4,694,250	GSBU	10/05/20	USD	5,312,933	(27,780)
EUR	5,723,000	HSBC	10/13/20	USD	6,481,927	(37,176)
EUR	2,000,000	DBAG	10/15/20	USD	2,266,190	(13,844)
EUR	14,890,000	DBAG	10/15/20	USD	16,886,302	(117,583)
EUR	7,400,000	DBAG	10/30/20	USD	8,340,673	(3,713)
EUR	10,300,000	DBAG	10/30/20	USD	11,591,610	12,537
JPY	871,443,600	JPMC	08/26/20	USD	8,104,077	(27,779)
JPY	871,460,300	JPMC	08/27/20	USD	7,956,543	120,010
JPY	1,060,916,000	CBNA	08/31/20	USD	10,265,318	(432,432)
JPY	962,664,925	BNP	09/24/20	USD	9,018,319	(92,465)
JPY	194,328,665	HSBC	09/24/20	USD	1,795,433	6,388
JPY	3,209,000,000	JPMC	10/30/20	USD	30,092,180	(315,035)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	494,496,203	CBNA	11/16/20	USD	4,615,895	$(25,544)
JPY	521,836,390	HSBC	12/08/20	USD	4,802,028	44,568
JPY	962,664,925	BNP	12/24/20	USD	9,032,534	(88,421)
NOK	69,754,500	JPMC	09/21/20	USD	7,731,318	(482,115)

Contracts to Deliver
BRL	22,954,600	CBNA	07/02/20	USD	4,426,434	205,364
BRL	17,289,501	CBNA	07/02/20	USD	2,985,411	(193,916)
BRL	9,953,200	HSBC	07/02/20	USD	1,949,124	118,852
BRL	9,798,500	HSBC	07/02/20	USD	1,949,120	147,296
BRL	27,655,600	JPMC	07/02/20	USD	5,502,463	416,937
BRL	16,031,000	JPMC	07/02/20	USD	3,134,354	186,450
BRL	8,606,000	JPMC	07/02/20	USD	1,671,652	89,114
BRL	52,292,600	JPMC	07/09/20	USD	9,633,684	20,544
BRL	40,244,101	CBNA	07/15/20	USD	7,419,772	23,884
BRL	19,751,700	HSBC	07/15/20	USD	3,619,118	(10,764)
BRL	17,316,967	CBNA	08/04/20	USD	2,985,411	(193,724)
BRL	21,849,813	HSBC	08/04/20	USD	3,828,465	(182,833)
BRL	8,477,200	HSBC	08/04/20	USD	1,616,121	59,834
BRL	39,829,900	JPMC	08/04/20	USD	7,461,857	149,685
BRL	23,400,700	JPMC	08/04/20	USD	5,181,732	885,714
BRL	46,530,000	CBNA	09/02/20	USD	8,300,031	(232,261)
BRL	27,930,527	CBNA	09/02/20	USD	5,222,416	100,744
BRL	14,402,390	HSBC	09/02/20	USD	2,469,884	(171,108)
BRL	12,747,019	HSBC	09/02/20	USD	2,195,453	(141,991)
BRL	19,672,200	HSBC	10/02/20	USD	3,690,152	86,261
BRL	27,756,900	JPMC	10/02/20	USD	5,322,002	237,017
BRL	49,970,000	CBNA	11/04/20	USD	9,105,818	(38,428)
BRL	23,023,600	CBNA	11/04/20	USD	4,203,842	(9,356)
EUR	6,686,730	UBSA	07/23/20	USD	7,592,448	76,518
EUR	419,000	HSBC	08/14/20	USD	456,559	(14,628)
EUR	19,829,619	DBAG	08/26/20	USD	21,768,955	(536,328)
EUR	4,949,546	BOA	08/31/20	USD	5,458,903	(109,188)
EUR	9,216,000	SCB	09/08/20	USD	10,362,563	(7,036)
EUR	4,694,250	GSBU	10/05/20	USD	5,252,490	(32,663)
EUR	5,723,000	HSBC	10/13/20	USD	6,431,164	(13,587)
EUR	23,589,649	DBAG	10/15/20	USD	26,609,596	43,565
EUR	4,918,354	BOA	10/16/20	USD	5,566,593	27,529
EUR	3,821,000	HSBC	10/16/20	USD	4,322,602	19,381
EUR	3,566,100	DBAG	10/26/20	USD	4,059,720	42,515
EUR	27,868,225	DBAG	10/30/20	USD	30,329,547	(1,067,248)
EUR	1,320,800	GSBU	10/30/20	USD	1,437,295	(50,740)
EUR	815,500	GSBU	11/20/20	USD	888,993	(30,269)
EUR	2,341,000	BOA	11/23/20	USD	2,573,017	(66,053)
EUR	1,367,827	GSBU	11/23/20	USD	1,501,367	(40,619)
EUR	9,262,000	MSC	11/27/20	USD	10,134,666	(307,721)
EUR	4,700,000	CBNA	01/04/21	USD	5,298,028	(6,249)
GHS	1,816,883	SCB	07/02/20	USD	315,157	1,097
INR	454,800,000	HSBC	08/26/20	USD	5,930,988	(61,265)
INR	383,726,000	SCB	08/27/20	USD	5,255,261	199,932
INR	460,824,000	SCB	08/28/20	USD	6,283,307	212,844
INR	958,692,000	SCB	09/03/20	USD	12,488,498	(133,099)
JPY	1,060,916,000	CBNA	08/31/20	USD	10,032,397	199,512
KRW	7,689,000,000	DBAG	07/06/20	USD	6,391,521	(858)
KRW	3,898,000,000	HSBC	07/28/20	USD	3,165,117	(75,737)
KRW	7,690,000,000	DBAG	08/07/20	USD	6,487,809	93,880

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	17,622,000,000	GSBU	09/09/20	USD	14,680,107	$23,254
KRW	11,175,000,000	HSBC	10/20/20	USD	9,150,835	(148,597)
KRW	6,091,000,000	CBNA	11/16/20	USD	4,977,120	(93,593)
MXN	604,740,000	HSBC	10/06/20	USD	24,510,193	(1,474,293)
MXN	450,950,000	HSBC	10/07/20	USD	21,610,387	2,236,163
MXN	45,554,000	CBNA	10/08/20	USD	2,210,629	253,710
MXN	44,396,000	CBNA	10/08/20	USD	1,739,723	(167,451)
MXN	34,214,000	CBNA	10/09/20	USD	1,657,936	188,331
MXN	75,140,000	CBNA	10/13/20	USD	3,635,889	409,846
MXN	38,932,000	CBNA	10/13/20	USD	1,880,646	209,149
MXN	167,908,000	CBNA	10/15/20	USD	8,149,370	942,092
MXN	153,745,000	CBNA	10/16/20	USD	7,530,724	932,130
MXN	122,995,000	CBNA	10/27/20	USD	4,850,458	(421,768)
MXN	205,704,000	CBNA	10/29/20	USD	8,064,420	(751,152)
MXN	152,232,000	CBNA	03/11/21	USD	6,759,918	334,324

Cross Currency Contracts to Buy
BRL	29,034,000	CBNA	07/02/20	EUR	5,117,476	(410,485)
CHF	6,669,262	UBSA	08/10/20	EUR	6,079,546	211,072
CHF	6,669,262	UBSA	08/10/20	EUR	6,233,975	37,425
CHF	3,334,632	UBSA	08/10/20	EUR	3,169,576	(40,420)
CHF	6,545,238	GSBU	08/12/20	EUR	5,968,665	204,810
CHF	6,545,238	GSBU	08/12/20	EUR	6,137,982	14,412
CHF	6,545,238	GSBU	08/13/20	EUR	6,228,517	(87,346)
CHF	6,669,263	UBSA	11/09/20	EUR	6,084,206	211,539
CHF	3,334,632	UBSA	11/09/20	EUR	3,172,199	(40,838)
CHF	6,545,238	GSBU	11/12/20	EUR	5,973,022	205,597
EUR	31,104,435	CBNA	07/02/20	JPY	3,737,804,401	328,506
EUR	4,728,048	CBNA	07/02/20	BRL	29,034,000	(27,037)
JPY	3,686,342,114	CBNA	07/02/20	EUR	31,104,435	(805,119)
JPY	996,428,322	JPMC	07/13/20	AUD	13,245,445	88,186
JPY	650,580,748	HSBC	07/13/20	AUD	8,667,476	44,219
JPY	1,116,368,825	JPMC	07/14/20	AUD	14,950,000	22,828
JPY	267,218,925	CBNA	07/31/20	EUR	2,303,393	(113,777)
JPY	2,076,869,801	CBNA	07/31/20	EUR	17,279,745	(184,355)
JPY	854,214,693	JPMC	08/21/20	AUD	11,618,839	(103,810)
JPY	1,651,499,212	JPMC	08/21/20	AUD	23,237,675	(735,198)
JPY	1,028,739,481	HSBC	08/24/20	EUR	8,705,796	(258,419)
JPY	1,027,906,338	HSBC	08/24/20	EUR	8,705,796	(266,140)
JPY	1,149,919,663	CBNA	08/24/20	AUD	16,200,923	(527,042)
JPY	1,055,455,826	HSBC	08/25/20	EUR	8,705,796	(10,919)
JPY	647,603,994	CBNA	08/26/20	AUD	9,134,177	(303,146)
JPY	1,808,324,012	CBNA	09/10/20	AUD	23,630,500	451,246
JPY	649,934,287	HSBC	09/11/20	AUD	8,667,524	41,879
JPY	995,321,699	JPMC	09/14/20	AUD	13,244,555	84,638
JPY	1,116,551,234	BNP	09/14/20	EUR	9,413,000	(241,791)
JPY	773,400,495	HSBC	09/14/20	AUD	11,415,000	(709,766)
JPY	916,542,675	JPMC	09/14/20	AUD	13,500,000	(822,006)
JPY	6,385,964,698	HSBC	09/16/20	AUD	86,543,000	(536,156)
JPY	423,034,600	HSBC	09/17/20	AUD	5,800,000	(81,708)
JPY	1,049,406,462	HSBC	09/25/20	EUR	8,706,022	(69,293)
JPY	279,455,700	CBNA	09/30/20	EUR	2,303,393	(1,630)
JPY	137,021,502	CBNA	09/30/20	EUR	1,151,654	(25,863)
JPY	271,477,401	CBNA	09/30/20	EUR	2,303,393	(75,613)
JPY	2,077,915,892	CBNA	09/30/20	EUR	17,279,822	(184,084)
JPY	851,456,222	JPMC	11/24/20	AUD	11,618,836	(114,554)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Cross Currency Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
JPY	1,028,302,451	HSBC	11/24/20	EUR	8,705,796	$(267,159)
NOK	77,945,750	JPMC	07/16/20	EUR	7,189,974	18,144
NOK	77,945,750	JPMC	09/16/20	EUR	7,181,297	18,646
NOK	79,604,000	JPMC	09/21/20	EUR	7,415,182	(73,033)
NOK	111,182,775	JPMC	09/30/20	EUR	10,186,804	87,323
SEK	52,791,000	DBAG	07/15/20	EUR	4,815,774	254,204
SEK	52,791,000	DBAG	07/15/20	EUR	5,036,084	6,619
SEK	52,791,000	DBAG	08/13/20	EUR	4,944,922	107,564
SEK	52,791,000	DBAG	08/13/20	EUR	5,006,150	38,712
SEK	52,791,000	DBAG	09/15/20	EUR	5,032,699	6,971
SEK	52,791,000	DBAG	09/16/20	EUR	5,024,963	15,620

Net Unrealized Depreciation						$(4,043,623)

Securities in the amount of $1,446,425 have been received at the custodian bank as collateral for forward foreign currency exchange contracts.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CHF)—	Swiss Franc
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$574,199,268	$—	$574,199,268
Total U.S. Treasury & Government Agencies*	—	202,336,420	—	202,336,420
Total Short-Term Investment*	—	201,537,630	—	201,537,630
Securities Lending Reinvestments
Repurchase Agreements	—	7,660,632	—	7,660,632
Mutual Funds	21,300,000	—	—	21,300,000
Total Securities Lending Reinvestments	21,300,000	7,660,632	—	28,960,632
Total Investments	$21,300,000	$985,733,950	$—	$1,007,033,950

Collateral for Securities Loaned (Liability)	$—	$(28,960,632)	$—	$(28,960,632)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$11,868,384	$—	$11,868,384
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(15,912,007)	—	(15,912,007)
Total Forward Contracts	$—	$(4,043,623)	$—	$(4,043,623)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$805,496,320
Repurchase Agreement at value which equals cost	201,537,630
Cash denominated in foreign currencies (c)	1,326,348
Cash collateral for forward foreign currency exchange contracts	2,175,614
Unrealized appreciation on forward foreign currency exchange contracts	11,868,384
Receivable for:
Fund shares sold	120,631
Interest	4,777,977

Total Assets	1,027,302,904
Liabilities
Cash collateral for forward foreign currency exchange contracts	269,567
Unrealized depreciation on forward foreign currency exchange contracts	15,912,007
Collateral for securities loaned	28,960,632
Payables for:
Fund shares redeemed	12,402
Foreign taxes	931,929
Accrued Expenses:
Management fees	480,068
Distribution and service fees	7,944
Deferred trustees’ fees	148,279
Other expenses	398,963

Total Liabilities	47,121,791

Net Assets	$980,181,113

Net Assets Consist of:
Paid in surplus	$1,173,631,140
Distributable earnings (Accumulated losses) (d)	(193,450,027)

Net Assets	$980,181,113

Net Assets
Class A	$940,479,835
Class B	39,701,278
Capital Shares Outstanding*
Class A	113,506,108
Class B	4,864,603
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.29
Class B	8.16

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $931,416,483.
(b)	Includes securities loaned at value of $28,320,058.
(c)	Identified cost of cash denominated in foreign currencies was $1,353,032.
(d)	Includes foreign capital gains tax of $931,929.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Interest (a)	$31,959,989
Securities lending income	19,784

Total investment income	31,979,773
Expenses
Management fees	3,059,196
Administration fees	28,576
Custodian and accounting fees	296,218
Distribution and service fees—Class B	51,345
Audit and tax services	52,260
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	19,174
Insurance	3,894
Miscellaneous	9,492

Total expenses	3,557,645
Less management fee waiver	(3,239)

Net expenses	3,554,406

Net Investment Income	28,425,367

Net Realized and Unrealized Loss
Net realized gain (loss) on :
Investments	(33,802,837)
Swap contracts	(58,628,202)
Foreign currency transactions	(1,165,559)
Forward foreign currency transactions	7,722,980

Net realized loss	(85,873,618)

Net change in unrealized appreciation (depreciation) on:
Investments (b)	(39,164,869)
Swap contracts	17,013,085
Foreign currency transactions	894,533
Forward foreign currency transactions	13,461,246

Net change in unrealized depreciation	(7,796,005)

Net realized and unrealized loss	(93,669,623)

Net Decrease in Net Assets From Operations	$(65,244,256)

(a)	Net of foreign withholding taxes of $431,945.
(b)	Includes change in foreign capital gains tax of $(842).

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$28,425,367	$48,646,166
Net realized gain (loss)	(85,873,618)	24,583,057
Net change in unrealized depreciation	(7,796,005)	(54,579,332)

Increase (decrease) in net assets from operations	(65,244,256)	18,649,891

From Distributions to Shareholders
Class A	(65,545,386)	(89,637,795)
Class B	(2,630,909)	(3,762,534)

Total distributions	(68,176,295)	(93,400,329)

Increase (decrease) in net assets from capital share transactions	31,536,236	(33,457,670)

Total decrease in net assets	(101,884,315)	(108,208,108)

Net Assets
Beginning of period	1,082,065,428	1,190,273,536

End of period	$980,181,113	$1,082,065,428

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	763,232	$7,142,425	315,640	$3,099,402
Reinvestments	7,935,277	65,545,386	9,308,182	89,637,795
Redemptions	(4,637,890)	(41,787,956)	(12,231,501)	(128,287,059)

Net increase (decrease)	4,060,619	$30,899,855	(2,607,679)	$(35,549,862)

Class B
Sales	275,414	$2,373,543	396,281	$3,819,904
Reinvestments	323,208	2,630,909	396,474	3,762,534
Redemptions	(490,963)	(4,368,071)	(556,559)	(5,490,246)

Net increase	107,659	$636,381	236,196	$2,092,192

Increase (decrease) derived from capital shares transactions		$31,536,236		$(33,457,670)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$9.48		$10.22	$10.08	$10.04		$9.96	$11.32

Income (Loss) from Investment Operations
Net investment income (a)	0.25		0.43	0.40	0.35		0.25	0.28
Net realized and unrealized loss	(0.82)		(0.28)	(0.26)	(0.31)		(0.14)	(0.69)

Total income (loss) from investment operations	(0.57)		0.15	0.14	0.04		0.11	(0.41)

Less Distributions
Distributions from net investment income	(0.62)		(0.87)	0.00	0.00		0.00	(0.93)
Distributions from net realized capital gains	0.00		(0.02)	0.00	(0.00	)(b)	(0.03)	(0.02)

Total distributions	(0.62)		(0.89)	0.00	0.00		(0.03)	(0.95)

Net Asset Value, End of Period	$8.29		$9.48	$10.22	$10.08		$10.04	$9.96

Total Return (%) (c)	(5.98	)(d)	1.44	1.29	0.44		1.07	(3.95)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.69	(e)	0.68	0.70	0.70		0.69	0.73
Net ratio of expenses to average net assets (%) (f)	0.69	(e)	0.68	0.70	0.69		0.69	0.73
Ratio of net investment income to average net assets (%)	5.58	(e)	4.35	3.95	3.39		2.57	2.58
Portfolio turnover rate (%)	23	(d)	31	34	68		15	47
Net assets, end of period (in millions)	$940.5		$1,037.7	$1,144.8	$1,245.4		$1,229.2	$1,284.5

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$9.33		$10.07	$9.96	$9.94		$9.89	$11.24

Income (Loss) from Investment Operations
Net investment income (a)	0.24		0.40	0.37	0.32		0.22	0.25
Net realized and unrealized loss	(0.81)		(0.28)	(0.26)	(0.30)		(0.14)	(0.68)

Total income (loss) from investment operations	(0.57)		0.12	0.11	0.02		0.08	(0.43)

Less Distributions
Distributions from net investment income	(0.60)		(0.84)	0.00	0.00		0.00	(0.90)
Distributions from net realized capital gains	0.00		(0.02)	0.00	(0.00	)(b)	(0.03)	(0.02)

Total distributions	(0.60)		(0.86)	0.00	0.00		(0.03)	(0.92)

Net Asset Value, End of Period	$8.16		$9.33	$10.07	$9.96		$9.94	$9.89

Total Return (%) (c)	(6.14	)(d)	1.17	1.10 (g)	0.24	(g)	0.77 (g)	(4.16)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.94	(e)	0.93	0.95	0.95		0.94	0.98
Net ratio of expenses to average net assets (%) (f)	0.94	(e)	0.93	0.95	0.94		0.94	0.98
Ratio of net investment income to average net assets (%)	5.34	(e)	4.11	3.69	3.13		2.32	2.33
Portfolio turnover rate (%)	23	(d)	31	34	68		15	47
Net assets, end of period (in millions)	$39.7		$44.4	$45.5	$52.5		$55.1	$58.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from net realized capital gains were less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Templeton International Bond Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $201,537,630 which is reflected as repurchase agreement on the Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $7,660,632 which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as U.S. Treasury & Government Agency in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$11,868,384	Unrealized depreciation on forward foreign currency exchange contracts	$15,912,007

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Bank of America N.A.	$27,529	$(27,529)	$—	$—
Citibank N.A.	4,578,838	(4,578,838)	—	—
Deutsche Bank AG	622,187	(622,187)	—	—
Goldman Sachs Bank USA	448,073	(269,417)	(40,000)	138,656
HSBC Bank plc	2,816,094	(2,816,094)	—	—
JPMorgan Chase Bank N.A.	2,425,236	(2,425,236)	—	—
Standard Chartered Bank	413,873	(202,205)	(211,668)	—
UBS AG	536,554	(145,887)	—	390,667

	$11,868,384	$(11,087,393)	$(251,668)	$529,323

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$208,055	$(27,529)	$—	$180,526
BNP Paribas S.A.	422,677	—	(195,614)	227,063
Citibank N.A.	5,247,369	(4,578,838)	—	668,531
Deutsche Bank AG	1,879,436	(622,187)	(1,257,249)	—
Goldman Sachs Bank USA	269,417	(269,417)	—	—
HSBC Bank plc	4,534,266	(2,816,094)	(640,000)	1,078,172
JPMorgan Chase Bank N.A.	2,694,974	(2,425,236)	—	269,738
Morgan Stanley & Co.	307,721	—	—	307,721
Standard Chartered Bank	202,205	(202,205)	—	—
UBS AG	145,887	(145,887)	—	—

	$15,912,007	$(11,087,393)	$(2,092,863)	$2,731,751

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$7,722,980	$7,722,980
Swap contracts	(58,628,202)	—	(58,628,202)

	$(58,628,202)	$7,722,980	$(50,905,222)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Foreign Exchange	Total
Forward foreign currency transactions	$—	$13,461,246	$13,461,246
Swap contracts	17,013,085	—	17,013,085

	$17,013,085	$13,461,246	$30,474,331

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$1,182,806,699
Swap contracts	113,374,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups

BHFTI-22

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$116,786,230	$33,551,019	$99,795,222	$189,872,697

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.600% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020 were $3,059,196.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Franklin Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	On amounts over $	1 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution

BHFTI-23

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,134,108,334

Gross unrealized appreciation	23,578,956
Gross unrealized depreciation	(153,820,548)

Net unrealized appreciation (depreciation)	$(130,241,592)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$91,425,520	$—	$1,974,809	$—	$93,400,329	$—

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$67,779,560	$—	$(108,454,211)	$(19,200,894)	$(59,875,545)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

At December 31, 2019, the Portfolio had accumulated long-term capital losses of $19,200,894.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-25

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Brighthouse/Wellington Large Cap Research Portfolio returned -2.51%, -2.57%, and -2.56%, respectively. The Portfolio’s benchmark, the Standard & Poor’s 500 (“S&P 500”) Index1, returned -3.08%.

MARKET ENVIRONMENT / CONDITIONS

In the first quarter of 2020, U.S. equities ended the quarter sharply lower after achieving record highs in February, as the coronavirus (COVID- 19) spread rapidly throughout the country, causing unprecedented market disruptions and financial damage, and heightening fears of a severe economic downturn. The U.S. had approximately 188,000 confirmed cases of coronavirus at the end of March, surpassing all other countries. Many states adopted extraordinary measures to fight the contagion, while companies shuttered stores and production, withdrew earnings guidance, and drew down credit lines at a record pace as borrowing costs soared. Volatility surged to extreme levels, and the S&P 500 Index suffered its fastest ever decline into a bear market. At the end of March, the Index surged to its best weekly gain in 11 years, with emergency stimulus from the U.S. Federal Reserve (the “Fed”) and the U.S. government bolstering the market. The Fed introduced a massive package of policy measures to support financial markets and the economy, including a sharp reduction in interest rates to a range of 0% – 0.25%, open-ended asset purchases, and measures to improve liquidity and the flow of credit. President Trump signed into law the largest economic stimulus plan in U.S. history, which extends roughly $2 trillion in aid to consumers, businesses, states, and local governments. Lawmakers also discussed additional large-scale spending measures to stabilize the economy. On the political front, Joe Biden became the overwhelming favorite to win the Democratic nomination for president after a string of victories in primary elections.

In the second quarter, U.S. equities ended the period higher. The unprecedented scale of the fiscal and monetary stimulus implemented by Congress and the Fed in response to the pandemic was the most influential driver of the market’s rebound in the second quarter. There were also a host of other themes that supported equities, including corporate commentary that indicated some stabilization in April, promising developments on a potential coronavirus vaccine, optimism about the U.S. economic reopening, declining infections in several key hotspots, and aggressive risk positioning by hedge funds and retail investors. Risk sentiment eased at the end of the quarter on concerns about a sharp rise in infections in some Southern and Western states, the rapid speed of the market’s rebound, and cautious economic-outlook comments from the Fed. Tensions between the U.S. and China reignited in May; China was widely criticized for its plans to impose a national security law on Hong Kong and was blamed for mishandling the coronavirus outbreak. Several large national polls showed that Democratic presidential candidate Joe Biden extended his lead over President Donald Trump ahead of November’s election, with support for the president slipping amid pandemic uncertainty and widespread protests spurred by the death of George Floyd. Democratic and Republican lawmakers, who have been sharply divided on the size and scope of the next coronavirus relief package, prepared for contentious negotiations in July on another fiscal stimulus bill.

Within the S&P 500 Index, 9 of the 11 sectors posted negative results for the six-month period ended June 30, 2020. Energy (-35.3%) and Financials (-23.6%) were the worst performing sectors.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio outperformed its benchmark, the S&P 500 Index, for the six-month period ended June 30, 2020. Strong stock selection within the Communication Services, Real Estate, and Health Care sectors contributed the most to relative outperformance. This was partially offset by weaker stock selection within the Utilities, Consumer Staples, and Materials sectors.

Top contributors to relative performance during the period included Etsy (Consumer Discretionary) and Amazon (Consumer Discretionary). The out-of-benchmark position in Etsy was the top contributor to relative performance. Etsy’s share price rose over the period after positioning the platform as a leading supplier of homemade cloth face masks. The handmade crafts e-commerce platform’s sharp spike in customer acquisitions has increased brand awareness and opportunities for customer retention. Shares climbed further in June after several sizable price target increases by sell-side analysts, citing Etsy’s opportunity to capitalize on the surge in e-commerce adoption. An overweight to online retailer, Amazon, also contributed to relative returns. Shares of Amazon rose after fourth-quarter results beat expectations, as well as reporting a jump in first-quarter revenue, with analysts applauding the popularity of their one-day shipping initiative. However, these gains were partially offset by challenges to meet delivery demand due to the spread of COVID-19 in the U.S. At the end of the period, the Portfolio continued to hold positions in both Etsy and Amazon.

Top detractors from relative performance included Under Armour (Consumer Discretionary) and Bank of America (Financials). The out-of-benchmark position in Under Armour was the top detractor from relative performance. Shares declined after the company reported fourth-quarter revenue below expectations and disappointing forward guidance, as well as a larger than expected first-quarter loss amplified by the COVID-19 pandemic. The company was forced to temporarily close all stores in North America due to the coronavirus outbreak in the U.S. An overweight position in financial services company Bank of America also weighed on relative performance. Shares fell as bank stocks declined amid concerns about the impact of COVID-19 on the economy and financial institutions. The Fed cut its key interest rate to near-zero, which sent bank stocks sharply lower. The Fed’s move is expected to erode banks’ profit margins. At the end of the period, the Portfolio continued to hold positions in both Under Armour and Bank of America.

BHFTI-1

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Managed by Wellington Management Company LLP

Portfolio Manager Commentary—(Continued)

As a reminder, the Portfolio is managed in an industry-neutral structure relative to the benchmark, which promotes stock selection as the primary driver of performance. However, the Portfolio’s absolute exposure to the Information Technology sector increased most over the period while its exposure to the Utilities sector decreased most. On an absolute basis, the Portfolio ended the period with the most exposure to the Information Technology, Health Care, and Communication Services sectors.

Our Global Industry Analysts remain focused on fundamental, bottom-up stock selection with an eye on how the macro-economic outlook will affect the companies in which they invest. Each analyst is deliberating on how their industries are positioned going forward and looking for opportunities to invest in companies they believe will emerge from this period of volatility stronger than peers.

While we believe there will be short-term beneficiaries in equity markets from the current environment, many of the longer-term themes and secular trends we have been following are poised to capitalize on an acceleration towards next generation businesses worldwide. Themes such as electronic payments, 5G ecosystem, renewable energy, innovative biopharma, and e-commerce adoption, among others, are expressed throughout our analyst-managed portfolios.

In the Communication Services sector, we have focused on a few secular trends we believe will increase in importance over the long-term, online advertisement spend and in-home entertainment. At period end, we continued to hold positions in Alphabet and Facebook and built a position in Snap during the period. In the home entertainment space, we continued to like the long-term trajectory of Netflix, Spotify, and video game company Electronic Arts.

In the Real Estate sector, we believe traditional retail and office landlords may struggle in the near term as employers adapt to changing workplace environments and retail patterns. Our Real Estate team continued to focus on companies with exposure to longer-term, technology focused trends in the market like 5G buildout, cloud computing and advanced laboratories. We believe the top active real estate holdings in the Portfolio today (American Tower, Equinix, and Alexandria) are poised to capitalize on these trends.

We continue to monitor key economic indicators, monetary and fiscal policies, the trajectory of the upcoming U.S. elections, as well as COVID-19 data and progress towards effective treatments. As the market narrative evolves, we continued to collaborate with the broader investment personnel at the firm to build a mosaic of where we might be heading, better understand how markets will react, and seek to invest in their best ideas on behalf of our clients.

Mary Pryshlak

Jonathan White

Portfolio Managers

Wellington Management Company LLP

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Standard & Poor’s 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Brighthouse/Wellington Large Cap Research Portfolio
Class A	-2.51	6.83	9.96	13.56
Class B	-2.57	6.64	9.69	13.28
Class E	-2.56	6.65	9.79	13.39
S&P 500 Index	-3.08	7.51	10.72	13.99

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Microsoft Corp.	5.8
Amazon.com, Inc.	5.1
Apple, Inc.	5.0
Alphabet, Inc. - Class A	3.8
McDonald’s Corp.	2.7
Facebook, Inc. - Class A	2.3
Procter & Gamble Co. (The)	2.1
Bank of America Corp.	2.0
Pfizer, Inc.	1.8
Charter Communications, Inc. - Class A	1.7

Top Sectors

% of Net Assets
Information Technology	24.4
Health Care	15.1
Communication Services	12.6
Consumer Discretionary	11.5
Financials	9.5
Industrials	8.3
Consumer Staples	5.1
Real Estate	3.4
Utilities	3.2
Energy	3.1

BHFTI-3

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse/Wellington Large Cap Research Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.52%	$1,000.00	$974.90	$2.55
	Hypothetical*	0.52%	$1,000.00	$1,022.28	$2.61

Class B (a)	Actual	0.77%	$1,000.00	$974.30	$3.78
	Hypothetical*	0.77%	$1,000.00	$1,021.03	$3.87

Class E (a)	Actual	0.67%	$1,000.00	$974.40	$3.29
	Hypothetical*	0.67%	$1,000.00	$1,021.53	$3.37

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Boeing Co. (The)	37,161	$6,811,611
Lockheed Martin Corp.	56,615	20,659,946
Northrop Grumman Corp.	53,806	16,542,117
Raytheon Technologies Corp.	192,592	11,867,519

		55,881,193

Air Freight & Logistics—0.3%
FedEx Corp.	46,143	6,470,171

Airlines—0.1%
JetBlue Airways Corp. (a)	265,571	2,894,724

Banks—2.0%
Bank of America Corp.	1,851,109	43,963,839

Beverages—1.5%
Coca-Cola Co. (The)	763,186	34,099,150

Biotechnology—2.0%
89bio, Inc. (a) (b)	46,800	932,724
Akouos, Inc. (a)	45,500	1,023,750
Alnylam Pharmaceuticals, Inc. (a)	7,649	1,132,893
Apellis Pharmaceuticals, Inc. (a) (b)	36,536	1,193,266
Assembly Biosciences, Inc. (a) (b)	24,660	575,071
Atreca, Inc. - Class A (a) (b)	30,416	647,253
Avidity Biosciences, Inc. (a)	73,700	2,082,762
Black Diamond Therapeutics, Inc. (a) (b)	64,570	2,722,271
Bluebird Bio, Inc. (a) (b)	10,500	640,920
Constellation Pharmaceuticals, Inc. (a) (b)	27,867	837,403
Forma Therapeutics Holdings, Inc. (a)	76,800	3,570,432
G1 Therapeutics, Inc. (a) (b)	47,269	1,146,746
Generation Bio Co. (a) (b)	64,600	1,356,600
Global Blood Therapeutics, Inc. (a) (b)	23,333	1,473,012
GlycoMimetics, Inc. (a) (b)	91,804	345,183
ImmunoGen, Inc. (a) (b)	175,950	809,370
Incyte Corp. (a)	15,822	1,645,013
Kodiak Sciences, Inc. (a) (b)	16,900	914,628
Legend Biotech Corp. (ADR) (a) (b)	50,800	2,162,048
Madrigal Pharmaceuticals, Inc. (a) (b)	11,233	1,272,137
Mirati Therapeutics, Inc. (a) (b)	10,203	1,164,877
Oyster Point Pharma, Inc. (a) (b)	31,725	916,218
Regeneron Pharmaceuticals, Inc. (a)	5,955	3,713,836
REVOLUTION Medicines, Inc. (a) (b)	30,900	975,513
Rigel Pharmaceuticals, Inc. (a) (b)	130,522	238,855
Seattle Genetics, Inc. (a)	19,411	3,298,317
Syndax Pharmaceuticals, Inc. (a)	66,256	981,914
Turning Point Therapeutics, Inc. (a) (b)	23,052	1,488,929
UroGen Pharma, Ltd. (a)(b)	31,104	812,437
Vertex Pharmaceuticals, Inc. (a)	15,052	4,369,746

		44,444,124

Building Products—0.4%
Trane Technologies plc	103,823	9,238,171

Capital Markets—3.2%
Ares Management Corp. - Class A (b)	310,461	12,325,302

Capital Markets—(Continued)
BlackRock, Inc.	10,903	5,932,213
Blackstone Group, Inc. (The) - Class A	207,763	11,771,852
Blucora, Inc. (a) (b)	138,133	1,577,479
Charles Schwab Corp. (The)	393,740	13,284,788
CME Group, Inc.	3,421	556,049
Goldman Sachs Group, Inc. (The)	1,867	368,956
Hamilton Lane, Inc. - Class A (b)	97,035	6,537,248
S&P Global, Inc.	37,365	12,311,020
TD Ameritrade Holding Corp.	150,649	5,480,611

		70,145,518

Chemicals—2.3%
Cabot Corp.	167,557	6,207,987
Celanese Corp.	73,271	6,326,218
FMC Corp. (b)	91,798	9,144,917
Ingevity Corp. (a) (b)	66,330	3,486,968
Linde plc	65,726	13,941,142
Livent Corp. (a) (b)	110,796	682,503
PPG Industries, Inc.	101,339	10,748,014

		50,537,749

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a)	123,952	10,093,411

Construction & Engineering—0.2%
Dycom Industries, Inc. (a) (b)	130,404	5,332,220

Consumer Finance—0.5%
American Express Co.	71,261	6,784,047
OneMain Holdings, Inc.	142,231	3,490,349

		10,274,396

Containers & Packaging—0.5%
Ball Corp. (b)	149,627	10,397,580

Diversified Consumer Services—0.0%
Houghton Mifflin Harcourt Co. (a) (b)	320,582	580,253

Diversified Financial Services—0.7%
Equitable Holdings, Inc.	533,970	10,300,281
Voya Financial, Inc. (b)	125,209	5,841,000

		16,141,281

Electric Utilities—2.8%
Duke Energy Corp.	273,070	21,815,562
Edison International	271,437	14,741,743
Exelon Corp.	569,114	20,653,147
NRG Energy, Inc.	160,478	5,225,164

		62,435,616

Electrical Equipment—0.2%
Nvent Electric plc	236,124	4,422,603

Electronic Equipment, Instruments & Components—0.4%
Corning, Inc. (b)	347,474	8,999,577

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.2%
Schlumberger, Ltd.	236,118	$4,342,210

Entertainment—2.6%
Electronic Arts, Inc. (a)	83,273	10,996,200
Netflix, Inc. (a)	66,045	30,053,117
Spotify Technology S.A. (a)	27,588	7,122,946
Walt Disney Co. (The)	83,434	9,303,725

		57,475,988

Equity Real Estate Investment Trusts—3.4%
Alexandria Real Estate Equities, Inc. (b)	83,152	13,491,412
American Tower Corp.	105,705	27,328,971
Douglas Emmett, Inc.	250,652	7,684,990
Equinix, Inc.	34,273	24,069,928
Sun Communities, Inc.	22,174	3,008,568

		75,583,869

Food & Staples Retailing—0.3%
Performance Food Group Co. (a)	211,122	6,152,095

Food Products—1.2%
Mondelez International, Inc. - Class A	502,604	25,698,143

Health Care Equipment & Supplies—4.2%
Baxter International, Inc.	176,957	15,235,998
Boston Scientific Corp. (a)	499,367	17,532,775
Danaher Corp.	118,555	20,964,081
Edwards Lifesciences Corp. (a)	187,940	12,988,533
Envista Holdings Corp. (a) (b)	206,863	4,362,741
IDEXX Laboratories, Inc. (a)	24,372	8,046,659
Intuitive Surgical, Inc. (a)	22,553	12,851,376

		91,982,163

Health Care Providers & Services—2.6%
Anthem, Inc.	57,459	15,110,568
Centene Corp. (a)	114,406	7,270,501
HCA Healthcare, Inc.	67,061	6,508,940
McKesson Corp.	40,240	6,173,621
UnitedHealth Group, Inc.	77,324	22,806,714

		57,870,344

Hotels, Restaurants & Leisure—3.0%
Hyatt Hotels Corp. - Class A (b)	120,352	6,052,502
McDonald’s Corp.	321,853	59,372,223

		65,424,725

Household Products—2.1%
Procter & Gamble Co. (The)	383,884	45,901,010

Industrial Conglomerates—0.6%
3M Co.	1,760	274,543
General Electric Co.	17,475	119,354
Honeywell International, Inc.	93,556	13,527,262

		13,921,159

Insurance—3.2%
American International Group, Inc.	256,065	7,984,107
Assurant, Inc.	105,582	10,905,565
Assured Guaranty, Ltd. (b)	254,836	6,220,547
Athene Holding, Ltd. - Class A (a) (b)	201,516	6,285,284
Hartford Financial Services Group, Inc. (The)	244,823	9,437,926
Marsh & McLennan Cos., Inc.	63,321	6,798,776
Progressive Corp. (The)	142,251	11,395,727
RenaissanceRe Holdings, Ltd.	32,900	5,626,887
Trupanion, Inc. (a) (b)	126,061	5,381,544

		70,036,363

Interactive Media & Services—7.3%
Alphabet, Inc. - Class A (a)	59,562	84,461,894
Facebook, Inc. - Class A (a)	222,072	50,425,889
Match Group, Inc. (a) (b)	130,349	13,953,860
Snap, Inc. - Class A (a) (b)	551,195	12,947,571

		161,789,214

Internet & Direct Marketing Retail—5.8%
Amazon.com, Inc. (a)	40,654	112,157,068
Etsy, Inc. (a)	150,813	16,020,865

		128,177,933

IT Services—4.7%
FleetCor Technologies, Inc. (a)	53,369	13,423,905
Genpact, Ltd.	203,700	7,439,124
Global Payments, Inc.	183,642	31,149,356
PayPal Holdings, Inc. (a)	109,701	19,113,205
Science Applications International Corp.	55,818	4,335,942
Visa, Inc. - A Shares (b)	124,945	24,135,626
WEX, Inc. (a) (b)	32,487	5,360,680

		104,957,838

Life Sciences Tools & Services—0.8%
Agilent Technologies, Inc.	138,656	12,253,031
PPD, Inc. (a)	242,063	6,487,288

		18,740,319

Machinery—2.0%
Fortive Corp.	227,751	15,409,633
Illinois Tool Works, Inc.	1,489	260,352
Ingersoll Rand, Inc. (a) (b)	539,789	15,178,867
Kennametal, Inc. (b)	118,620	3,405,580
Rexnord Corp.	159,542	4,650,649
Stanley Black & Decker, Inc. (b)	22,910	3,193,196
Westinghouse Air Brake Technologies Corp.	33,278	1,915,814

		44,014,091

Media—2.4%
Charter Communications, Inc. - Class A (a) (b)	75,278	38,394,791
New York Times Co. (The) - Class A (b)	81,202	3,412,920
Omnicom Group, Inc. (b)	206,461	11,272,771

		53,080,482

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.3%
Sempra Energy	63,634	$7,459,814

Oil, Gas & Consumable Fuels—2.9%
BP plc (ADR)	147,920	3,449,494
Chevron Corp.	133,253	11,890,165
Concho Resources, Inc.	45,790	2,358,185
Diamondback Energy, Inc. (b)	52,637	2,201,279
EOG Resources, Inc.	202,982	10,283,068
Exxon Mobil Corp.	460,266	20,583,096
Marathon Petroleum Corp.	184,024	6,878,817
Noble Energy, Inc.	230,084	2,061,553
Pioneer Natural Resources Co.	26,408	2,580,062
TC Energy Corp.	63,318	2,713,809

		64,999,528

Pharmaceuticals—5.5%
AstraZeneca plc (ADR)	435,018	23,008,102
Eli Lilly and Co.	198,352	32,565,432
MyoKardia, Inc. (a)	23,405	2,261,391
Novartis AG (ADR)	164,753	14,389,527
Odonate Therapeutics, Inc. (a) (b)	42,501	1,799,492
Pfizer, Inc.	1,218,486	39,844,492
Reata Pharmaceuticals, Inc. - Class A (a) (b)	5,799	904,760
Royalty Pharma plc - Class A (a)	70,975	3,445,836
Satsuma Pharmaceuticals, Inc. (a)	18,400	529,184
Tricida, Inc. (a) (b)	47,609	1,308,295
WAVE Life Sciences, Ltd. (a) (b)	38,143	397,069

		120,453,580

Professional Services—0.9%
Equifax, Inc.	17,496	3,007,213
IHS Markit, Ltd.	107,700	8,131,350
TransUnion	16,681	1,451,914
TriNet Group, Inc. (a) (b)	124,368	7,578,986

		20,169,463

Road & Rail—0.9%
J.B. Hunt Transport Services, Inc. (b)	80,078	9,636,586
Knight-Swift Transportation Holdings, Inc. (b)	35,756	1,491,383
Uber Technologies, Inc. (a)	259,759	8,073,310

		19,201,279

Semiconductors & Semiconductor Equipment—4.5%
Advanced Micro Devices, Inc. (a)	297,839	15,669,310
Intel Corp.	71,730	4,291,606
KLA Corp.	59,796	11,629,126
Lattice Semiconductor Corp. (a) (b)	395,511	11,228,557
Marvell Technology Group, Ltd. (b)	430,367	15,088,667
Micron Technology, Inc. (a)	218,338	11,248,774
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	129,980	7,378,965
Teradyne, Inc. (b)	98,690	8,340,292
Texas Instruments, Inc.	119,380	15,157,678

		100,032,975

Software—9.3%
Adobe, Inc. (a)	17,720	7,713,693
Guidewire Software, Inc. (a) (b)	36,652	4,062,874
Microsoft Corp.	624,619	127,116,213
Q2 Holdings, Inc. (a) (b)	63,731	5,467,482
Salesforce.com, Inc. (a)	108,623	20,348,347
ServiceNow, Inc. (a)	19,101	7,737,051
Slack Technologies, Inc. - Class A (a)	63,829	1,984,444
Splunk, Inc. (a)	22,775	4,525,393
SS&C Technologies Holdings, Inc.	129,361	7,306,309
SVMK, Inc. (a)	450,493	10,604,605
Workday, Inc. - Class A (a)	43,569	8,163,088

		205,029,499

Specialty Retail—1.4%
TJX Cos., Inc. (The)	590,775	29,869,584

Technology Hardware, Storage & Peripherals—5.0%
Apple, Inc.	302,191	110,239,277

Textiles, Apparel & Luxury Goods—1.4%
Under Armour, Inc. - Class A (a) (b)	451,564	4,398,233
Under Armour, Inc. - Class C (a) (b)	645,028	5,702,048
VF Corp.	332,181	20,243,110

		30,343,391

Trading Companies & Distributors—0.1%
Triton International, Ltd. (b)	85,756	2,593,261

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (a)	57,740	6,013,621

Total Common Stocks (Cost $1,870,228,217)		2,187,904,794

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $18,201,566; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $18,565,677.	18,201,566	18,201,566

Total Short-Term Investments (Cost $18,201,566)		18,201,566

Securities Lending Reinvestments (c)—9.6%

Certificates of Deposit—7.5%
Agricultural Bank of China 0.700%, 08/06/20	4,000,000	4,000,976
Banco del Estado de Chile 0.230%, SOFR + 0.150%, 08/25/20 (d)	1,000,000	999,457
0.230%, SOFR + 0.150%, 08/28/20 (d)	2,000,000	1,998,788

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Montreal (Chicago) 0.295%, 1M LIBOR + 0.110%, 11/13/20 (d)	4,000,000	$3,999,428
0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	5,000,615
Bank of Nova Scotia 0.395%, 1M LIBOR + 0.220%, 01/08/21 (d)	5,000,000	5,000,225
Barclays Bank plc 0.420%, 08/13/20	12,000,000	12,001,320
BNP Paribas S.A. New York 0.301%, 1M LIBOR + 0.110%, 02/12/21 (d)	2,000,000	1,998,886
0.308%, 1M LIBOR + 0.120%, 02/11/21 (d)	2,000,000	1,999,016
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,321
China Construction Bank Corp. 0.500%, 08/18/20	3,000,000	2,999,949
Cooperative Rabobank UA 0.427%, 3M LIBOR + 0.050%, 02/22/21 (d)	2,000,000	1,994,440
Credit Agricole S.A. 0.500%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	1,000,178
Credit Industriel et Commercial Zero Coupon, 09/01/20	4,992,544	4,997,200
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (d)	2,000,000	2,000,244
Credit Suisse AG 0.540%, SOFR + 0.460%, 11/03/20 (d)	5,000,000	5,002,450
0.560%, SOFR + 0.480%, 10/06/20 (d)	5,000,000	5,002,450
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,000,580
Goldman Sachs Bank USA 0.290%, SOFR + 0.200%, 02/22/21 (d)	2,500,000	2,493,785
0.300%, SOFR + 0.210%, 02/22/21 (d)	2,500,000	2,493,950
Landesbank Hessen-Thueringen Girozentrale Zero Coupon, 08/19/20	4,995,149	4,998,150
Mitsubishi UFJ Trust and Banking Corp. 0.410%, 09/21/20	4,000,000	4,000,520
Mizuho Bank, Ltd. 1.560%, 07/27/20	3,000,000	3,003,126
Mizuho Bank, Ltd. New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (d)	10,000,000	10,000,480
MUFG Bank Ltd. 1.790%, 07/17/20	3,000,000	3,002,280
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,001,860
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	1,001,240
NatWest Bank plc 0.310%, 09/04/20	3,000,000	2,999,940
Nordea Bank New York 0.477%, 3M LIBOR + 0.100%, 05/21/21 (d)	5,000,000	5,000,705
Rabobank International London 0.387%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,493,725
Royal Bank of Canada New York 0.260%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,994,594
0.320%, SOFR + 0.240%, 07/08/20 (d)	4,000,000	3,999,892
0.370%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	1,999,928
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (d)	2,000,532	1,999,650

Certificates of Deposit—(Continued)
Standard Chartered Bank 0.230%, FEDEFF PRV + 0.150%, 08/26/20 (d)	2,000,000	1,998,862
0.240%, FEDEFF PRV + 0.160%, 08/07/20 (d)	6,000,000	5,997,342
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	11,968,801	11,982,240
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	999,640
Svenska Handelsbanken AB 0.410%, 1M LIBOR + 0.220%, 07/22/20 (d)	6,000,000	6,000,612
Toronto-Dominion Bank 0.430%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,000,000	2,000,154
0.504%, 3M LIBOR + 0.070%, 02/16/21 (d)	3,000,000	3,009,483
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (d)	4,000,000	3,998,520
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (d)	10,000,000	10,000,000

		165,467,201

Commercial Paper—0.6%
Bank of China, Ltd. 0.550%, 08/19/20	3,994,500	3,997,452
Svenska Handelsbanken AB 0.277%, 1M LIBOR + 0.100%, 11/10/20 (d)	2,000,000	1,999,908
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (d)	8,000,000	8,000,000

		13,997,360

Master Demand Notes—0.5%
Natixis Financial Products LLC 0.330%, OBFR + 0.250%, 07/01/20 (d)	10,000,000	10,000,000

Repurchase Agreements—0.9%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $5,452,833.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $800,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $816,000.	800,000	800,000

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $200,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	$200,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $2,981,606; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $3,041,234.	2,981,602	2,981,602
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $2,000,101; collateralized by various Common Stock with an aggregate market value of $2,222,670.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $7,000,327; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $7,778,524.	7,000,000	7,000,000

		20,481,602

Time Deposit—0.1%
DBS Bank, Ltd. 0.420%, 08/11/20	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $210,947,004)		210,946,163

Total Investments—109.4% (Cost $2,099,376,787)		2,417,052,523
Other assets and liabilities (net)—(9.4)%		(206,726,427)

Net Assets—100.0%		$2,210,326,096

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $211,708,180 and the collateral received consisted of cash in the amount of $210,910,544 and non-cash collateral with a value of $3,385,630. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,187,904,794	$—	$—	$2,187,904,794
Total Short-Term Investment*	—	18,201,566	—	18,201,566
Total Securities Lending Reinvestments*	—	210,946,163	—	210,946,163
Total Investments	$2,187,904,794	$229,147,729	$—	$2,417,052,523

Collateral for Securities Loaned (Liability)	$—	$(210,910,544)	$—	$(210,910,544)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$2,417,052,523
Receivable for:
Investments sold	13,016,425
Fund shares sold	339,576
Dividends	1,367,647

Total Assets	2,431,776,171
Liabilities
Collateral for securities loaned	210,910,544
Payables for:
Investments purchased	8,183,300
Fund shares redeemed	1,002,277
Accrued Expenses:
Management fees	884,690
Distribution and service fees	29,218
Deferred trustees’ fees	148,279
Other expenses	291,767

Total Liabilities	221,450,075

Net Assets	$2,210,326,096

Net Assets Consist of:
Paid in surplus	$1,800,807,091
Distributable earnings (Accumulated losses)	409,519,005

Net Assets	$2,210,326,096

Net Assets
Class A	$2,039,214,891
Class B	102,950,422
Class E	68,160,783
Capital Shares Outstanding*
Class A	149,369,722
Class B	7,738,416
Class E	5,044,362
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$13.65
Class B	13.30
Class E	13.51

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,099,376,787.
(b)	Includes securities loaned at value of $211,708,180.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$17,515,944
Interest	7,734
Securities lending income	810,442

Total investment income	18,334,120
Expenses
Management fees	6,068,017
Administration fees	44,195
Custodian and accounting fees	66,273
Distribution and service fees—Class B	124,250
Distribution and service fees—Class E	50,193
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,816
Shareholder reporting	100,476
Insurance	7,932
Miscellaneous	10,914

Total expenses	6,532,045
Less management fee waiver	(809,103)
Less broker commission recapture	(9,604)

Net expenses	5,713,338

Net Investment Income	12,620,782

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Investments	84,758,712
Foreign currency transactions	111

Net realized gain	84,758,823

Net change in unrealized depreciation on:
Investments	(157,041,496)
Foreign currency transactions	(323)

Net change in unrealized depreciation	(157,041,819)

Net realized and unrealized loss	(72,282,996)

Net Decrease in Net Assets From Operations	$(59,662,214)

(a)	Net of foreign withholding taxes of $70,668.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$12,620,782	$25,766,097
Net realized gain	84,758,823	148,339,179
Net change in unrealized appreciation (depreciation)	(157,041,819)	453,878,889

Increase (decrease) in net assets from operations	(59,662,214)	627,984,165

From Distributions to Shareholders
Class A	(160,416,251)	(267,197,122)
Class B	(8,014,611)	(13,832,552)
Class E	(5,290,910)	(9,193,173)

Total distributions	(173,721,772)	(290,222,847)

Increase (decrease) in net assets from capital share transactions	58,714,147	(14,462,387)

Total increase (decrease) in net assets	(174,669,839)	323,298,931

Net Assets
Beginning of period	2,384,995,935	2,061,697,004

End of period	$2,210,326,096	$2,384,995,935

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	538,374	$6,944,719	430,331	$6,101,486
Reinvestments	11,900,315	160,416,251	19,763,101	267,197,122
Redemptions	(7,556,385)	(109,888,198)	(19,462,128)	(283,589,945)

Net increase (decrease)	4,882,304	$57,472,772	731,304	$(10,291,337)

Class B
Sales	485,039	$6,346,333	282,088	$4,003,965
Reinvestments	609,940	8,014,611	1,047,920	13,832,552
Redemptions	(935,986)	(13,019,549)	(1,568,098)	(22,260,985)

Net increase (decrease)	158,993	$1,341,395	(238,090)	$(4,424,468)

Class E
Sales	103,225	$1,330,140	106,143	$1,525,601
Reinvestments	396,620	5,290,910	686,570	9,193,173
Redemptions	(483,388)	(6,721,070)	(732,312)	(10,465,356)

Net increase (decrease)	16,457	$(100,020)	60,401	$253,418

Increase (decrease) derived from capital shares transactions		$58,714,147		$(14,462,387)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.21		$13.19	$16.02	$13.77	$13.96	$14.49

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.17	0.17	0.16	0.17	0.18
Net realized and unrealized gain (loss)	(0.48)		3.82	(0.93)	2.82	0.91	0.50

Total income (loss) from investment operations	(0.40)		3.99	(0.76)	2.98	1.08	0.68

Less Distributions
Distributions from net investment income	(0.17)		(0.18)	(0.17)	(0.17)	(0.34)	(0.14)
Distributions from net realized capital gains	(0.99)		(1.79)	(1.90)	(0.56)	(0.93)	(1.07)

Total distributions	(1.16)		(1.97)	(2.07)	(0.73)	(1.27)	(1.21)

Net Asset Value, End of Period	$13.65		$15.21	$13.19	$16.02	$13.77	$13.96

Total Return (%) (b)	(2.51	)(c)	32.07	(6.15)	22.08	8.50	4.59

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.59	0.58	0.58	0.59	0.59
Net ratio of expenses to average net assets (%) (e)(f)	0.52	(d)	0.51	0.51	0.51	0.51	0.51
Ratio of net investment income to average net assets (%)	1.19	(d)	1.14	1.12	1.08	1.23	1.23
Portfolio turnover rate (%)	37	(c)	55	64	63	62	63
Net assets, end of period (in millions)	$2,039.2		$2,197.0	$1,896.0	$2,293.5	$2,151.9	$2,034.6

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.83		$12.90	$15.71	$13.51	$13.72	$14.25

Income (Loss) from Investment Operations
Net investment income (a)	0.06		0.13	0.13	0.12	0.13	0.14
Net realized and unrealized gain (loss)	(0.46)		3.73	(0.91)	2.77	0.90	0.51

Total income (loss) from investment operations	(0.40)		3.86	(0.78)	2.89	1.03	0.65

Less Distributions
Distributions from net investment income	(0.14)		(0.14)	(0.13)	(0.13)	(0.31)	(0.11)
Distributions from net realized capital gains	(0.99)		(1.79)	(1.90)	(0.56)	(0.93)	(1.07)

Total distributions	(1.13)		(1.93)	(2.03)	(0.69)	(1.24)	(1.18)

Net Asset Value, End of Period	$13.30		$14.83	$12.90	$15.71	$13.51	$13.72

Total Return (%) (b)	(2.57	)(c)	31.70	(6.40)	21.84	8.19	4.41

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.83	0.83	0.84	0.84
Net ratio of expenses to average net assets (%) (e)(f)	0.77	(d)	0.76	0.76	0.76	0.76	0.76
Ratio of net investment income to average net assets (%)	0.94	(d)	0.89	0.87	0.83	0.97	0.98
Portfolio turnover rate (%)	37	(c)	55	64	63	62	63
Net assets, end of period (in millions)	$103.0		$112.4	$100.8	$129.7	$123.0	$128.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.05		$13.07	$15.89	$13.66	$13.86	$14.39

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.14	0.15	0.14	0.14	0.15
Net realized and unrealized gain (loss)	(0.47)		3.79	(0.92)	2.80	0.91	0.51

Total income (loss) from investment operations	(0.40)		3.93	(0.77)	2.94	1.05	0.66

Less Distributions
Distributions from net investment income	(0.15)		(0.16)	(0.15)	(0.15)	(0.32)	(0.12)
Distributions from net realized capital gains	(0.99)		(1.79)	(1.90)	(0.56)	(0.93)	(1.07)

Total distributions	(1.14)		(1.95)	(2.05)	(0.71)	(1.25)	(1.19)

Net Asset Value, End of Period	$13.51		$15.05	$13.07	$15.89	$13.66	$13.86

Total Return (%) (b)	(2.56	)(c)	31.83	(6.29)	21.93	8.30	4.45

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(d)	0.74	0.73	0.73	0.74	0.74
Net ratio of expenses to average net assets (%) (e)(f)	0.67	(d)	0.66	0.66	0.66	0.66	0.66
Ratio of net investment income to average net assets (%)	1.04	(d)	0.99	0.97	0.93	1.07	1.07
Portfolio turnover rate (%)	37	(c)	55	64	63	62	63
Net assets, end of period (in millions)	$68.2		$75.7	$64.9	$78.6	$73.4	$78.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.03% for the six months ended June 30, 2020 and for each of the years ended December 31, 2019 through 2015. (see Note 5 of the Notes to Financial Statements).
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse/Wellington Large Cap Research Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-15

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-16

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $18,201,566. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $20,481,602. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s

BHFTI-18

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$800,700,412	$0	$920,162,790

The Portfolio engaged in security transactions with other accounts managed by Wellington Management Company LLP, the subadviser to the Portfolio, that amounted to $2,754,128 in purchases and $11,130,790 in sales of investments, which are included above, and resulted in net realized gains of $1,508,977.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$6,068,017	0.625%	First $250 million
	0.600%	$250 million to $500 million
	0.575%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wellington Management Company LLP (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	First $250 million
0.045%	$250 million to $2 billion
0.005%	Over $2 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 were $475,367 and are included in the total amount shown as management fee waivers in the Statement of Operations.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $333,736 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,104,127,079

Gross unrealized appreciation	445,586,460
Gross unrealized depreciation	(132,661,016)

Net unrealized appreciation (depreciation)	$312,925,444

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$43,091,036	$80,163,733	$247,131,811	$225,229,143	$290,222,847	$305,392,876

BHFTI-20

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$45,337,663	$127,751,738	$469,967,521	$—	$643,056,922

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-21

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-22

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Semi-Annual Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the BlackRock Global Tactical Strategies Portfolio returned -7.57%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 was defined by the outbreak of COVID-19. Initially, and through mid-February, markets enjoyed solid performance, supported by a favourable earnings outlook, improving survey data, and expectations that emerging disruptions due to COVID-19 would be transitory and localised. However, as the virus rapidly spread beyond China in late February and March, asset prices grew increasingly volatile, leading to the largest equity sell-off since the Global Financial Crisis and driving global sovereign yields to record lows. Critical containment and mitigation measures were adopted globally. As a result, macroeconomic data released during the period indicated a significant downshift in the global growth outlook for 2020 as consumers and businesses around the world cut back on spending.

Global policymakers reacted forcefully, with sweeping monetary and fiscal measures. In the U.S., the Federal Reserve (the “Fed”) cut its target rate to 0.0%-.25% while also implementing a new round of quantitative easing (“QE”), a bond buying program geared to increase money supply in the economy to encourage lending and investment, to alleviate funding stress and market volatility. U.S. fiscal measures included over $2 trillion in stimulus to mitigate some of the unprecedented financial stress imposed upon individuals and businesses. Similarly, monetary and fiscal authorities in the Eurozone and in emerging markets provided large amounts of stimulus to mitigate some of the economic impact caused by the COVID-19 outbreak. As a result, equity markets rallied over the second half of the six-month period, recovering some of its previous losses as the rate of new infections declined in many developed countries and economies started to gradually reopen.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s assets are allocated across a diversified mix of asset classes. The volatility of the Portfolio is generally managed by rotating out of risky assets and into cash or other less risky assets during periods of market turbulence. The volatility control mechanism was triggered on March 2nd and de-risked the Portfolio by selling its exposure to equities. These volatility control trades detracted 691 basis points from performance over the period, as equities rapidly bounced back from March lows while the Portfolio remained de-risked. A large part of the underperformance (559 basis points) occurred in April, when equity markets rallied by over 10% while the Portfolio still maintained a meaningful de-risked position following the extreme volatility shock in March. As of June 30, the Portfolio was still de-risked in equities by 15%.

The Portfolio underperformed the benchmark over the six-month period ended June 30, 2020. Performance relative to the benchmark was dampened by volatility control positions, a lower strategic allocation to U.S. equities and a higher exposure to commodities. These losses were partially offset by our tactical underweight to the U.S. dollar, which we added in June.

We entered the year with an overweight to U.S. equities and an underweight to U.S. duration, albeit at low active risk levels. In early February, as our conviction in the macro outlook improved, we increased our procyclical positioning by adding an overweight to global equities and increasing our underweight to U.S. duration. We believed that steady consumption and stronger than appreciated inflationary dynamics in the U.S. and Europe were likely to intersect with an increase in manufacturing activity. However, as the COVID-19 outbreak spread beyond China, our procyclical positioning broadly detracted.

Our overweight to global equities (held through the beginning of March before de-risking) detracted from performance as equities sold off on fears around the virus and its impact on supply chains and on the global economy. Our underweight to U.S. duration (held through late March) also weighed on returns as the Fed and other global central banks cut rates and took a series of measures to minimize the economic shock caused by the virus. Subsequently, in April and May many countries started to see daily infection rates fall and began to gradually reopen their economies. Central banks continued to provide support and many governments introduced fiscal stimulus measures, restoring positive sentiment and leading to a rebound in equity markets. These positive developments on both the market and virus fronts, led us to make several changes to Portfolio positioning in May and June, including the introduction of our new macro themes described below.

Firstly, we introduced a theme of Fed dominance which was underpinned by our insight that the Fed would expand its balance sheet at a much faster pace than other developed economy central banks over the course of the year. The U.S. has experienced material weakness in both the labour market and inflation—the two pillars of the Fed’s mandate—in both absolute terms and relative to other countries. As a result, we expect the central bank’s asset purchases to exceed all other developed central banks in terms of quantity and scope. This was likely to be a headwind for the U.S. dollar and at period end we expressed the theme thorough an underweight position relative to the Australian dollar, Japanese yen, euro, and Canadian dollar.

We were also particularly encouraged by signs of fiscal progress in Europe during the period. The European Commission proposal in May for the creation of a European Recovery Fund (European stimulus package similar to U.S. efforts), financed by bonds issued by the Commission, was a key step toward a more integrated fiscal policy. In

BHFTI-1

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Semi-Annual Commentary*—(Continued)

particular, we felt that the distribution of funds based on individual country needs—rather than the nation’s share of Gross Domestic Product was an important development. In practice, this meant more fiscal resources for Italy and less for Germany. As a result, we believe that investors would become more positive on the prospects for European integration and that would reduce the fragmentation risk priced into European assets. At period end, we were expressing this theme with an overweight to the euro vs the U.S. dollar.

In addition to the development in European fiscal policy, the European Central Bank (“ECB”) refined its monetary stimulus packages as it continued to focus on providing support in impactful areas. In particular, rather than simply purchasing more German bonds to push core interest rates more negative, they sought to provide credit easing to the periphery and liquidity to the banking sector. To reflect this nuanced approach, we introduced a new theme called ECB targeted easing which we were expressing with an overweight to Italian bonds.

Finally, we introduced the theme of financial repression (prolonged low interest rate policy) to reflect our view that, against a backdrop of large output gaps and weak inflation, global policymakers were likely to undertake a series of actions that compress financial asset risk premia and encourage investors to take on more risk in an effort to support the economic recovery. As a result, we believed interest rates were likely to remain at low levels for a sustained period of time and provide a tailwind to fixed income. At period end, we were expressing this theme through an overweight position in U.S. 30-year Treasury bond futures.

During the period, the Portfolio held derivatives, which negatively impacted performance. Equity futures used as part of the volatility control mechanism (for example, selling S&P 500 Index futures) drove most of the negative derivatives performance over the period. As part of the Portfolio’s design, we used a U.S. 10-year Treasury interest rate swap to overlay 30% of total Portfolio net asset value in order to help dampen volatility. This position added to performance as interest rates fell; over the period, the 10-year U.S. Treasury rate fell from 1.92% to 0.66%. The Portfolio also employed derivatives to hedge and/or take outright views primarily through equity and bond futures. Over the six-month period ended June 30, 2020, the Portfolio used futures to access equity and currency exposures in the following markets: U.S., U.K., Germany, France, Italy, Spain, Sweden, Switzerland, Japan, Hong Kong, Singapore, Australia, Netherlands, and Europe. The Portfolio also used a total return swap on the S&P GSCI Index to gain exposure to commodities. In terms of fixed income, the Portfolio used U.S. Treasury futures to help adjust Portfolio duration according to our views. All derivatives performed as expected during the period.

Philip Green

Michael Pensky

Portfolio Managers

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
BlackRock Global Tactical Strategies Portfolio
Class B	-7.57	-2.10	3.64	4.57
Dow Jones Moderate Index	-3.66	1.99	5.47	5.84

1 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
iShares Core MSCI EAFE ETF	18.7
Vanguard Total Bond Market ETF	17.0
iShares Core U.S. Aggregate Bond ETF	17.0
iShares Core S&P 500 ETF	5.8
Technology Select Sector SPDR Fund	4.5
Health Care Select Sector SPDR Fund	3.1
Real Estate Select Sector SPDR Fund	2.5
iShares Intermediate-Term Corporate Bond ETF	2.5
Communication Services Select Sector SPDR Fund	2.4
Consumer Discretionary Select Sector SPDR Fund	2.4

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	46.4
U.S. Large Cap Equities	22.3
International Developed Market Equities	21.9
Commodities	4.5
Real Estate Equities	2.9
U.S. Small Cap Equities	2.0

BHFTI-3

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock Global Tactical Strategies Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a) (b)	Actual	0.88%	$1,000.00	$924.30	$4.21
	Hypothetical*	0.88%	$1,000.00	$1,020.49	$4.42

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.
(b)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—83.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—83.2%
Communication Services Select Sector SPDR Fund (a)	2,554,240	$138,031,130
Consumer Discretionary Select Sector SPDR Fund (a)	1,077,247	137,575,214
Consumer Staples Select Sector SPDR Fund (a)	1,280,867	75,110,041
Energy Select Sector SPDR Fund (a)	1,200,155	45,425,867
Financial Select Sector SPDR Fund (a)	5,758,313	133,247,363
Health Care Select Sector SPDR Fund (a)	1,830,885	183,216,662
Industrial Select Sector SPDR Fund (a)	1,575,846	108,260,620
iShares Core MSCI EAFE ETF (a) (b)	19,051,391	1,088,977,509
iShares Core S&P 500 ETF (a) (b)	1,087,909	336,914,538
iShares Core U.S. Aggregate Bond ETF (a) (b)	8,390,424	991,832,021
iShares Intermediate-Term Corporate Bond ETF (b)	2,423,969	146,359,248
Materials Select Sector SPDR Fund (a)	488,019	27,499,871
Real Estate Select Sector SPDR Fund (a)	4,254,902	148,113,139
Technology Select Sector SPDR Fund (a)	2,521,947	263,518,242
Utilities Select Sector SPDR Fund (a)	460,338	25,976,873
Vanguard Total Bond Market ETF (a)	11,234,571	992,462,001

Total Mutual Funds (Cost $4,397,272,046)		4,842,520,339

Short-Term Investments—12.2%

Mutual Fund—3.7%
SSGA USD Liquidity Fund, D Shares, 0.142% (c)	219,113,241	219,113,241

Repurchase Agreement—8.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $493,210,919; collateralized by U.S. Treasury Notes with rates ranging from 1.750% - 2.250%, maturity dates ranging from 04/30/24 - 06/30/24, and an aggregate market value of $503,075,265.	493,210,919	493,210,919

Total Short-Term Investments (Cost $712,324,160)		712,324,160

Securities Lending Reinvestments (d)—26.9%

Certificates of Deposit—9.8%
Agricultural Bank of China 0.520%, 09/01/20	30,000,000	30,003,030
Banco del Estado de Chile
0.230%, SOFR + 0.150%, 08/25/20 (e)	10,000,000	9,994,570
0.230%, SOFR + 0.150%, 08/28/20 (e)	12,000,000	11,992,728
0.475%, 1M LIBOR + 0.300%, 07/06/20 (e)	5,000,000	5,000,070
1.482%, 3M LIBOR + 0.130%, 07/08/20 (e)	20,000,000	20,003,860
Bank of Montreal (Chicago)
0.295%, 1M LIBOR + 0.110%, 11/13/20 (e)	16,500,000	16,497,641
0.490%, SOFR + 0.410%, 10/02/20 (e)	6,000,000	6,002,190
Bank of Nova Scotia 0.395%, 1M LIBOR + 0.220%, 01/08/21 (e)	7,000,000	7,000,315
BNP Paribas S.A. New York
0.301%, 1M LIBOR + 0.110%, 02/12/21 (e)	5,000,000	4,997,215
0.308%, 1M LIBOR + 0.120%, 02/11/21 (e)	5,000,000	4,997,540
0.520%, 1M LIBOR + 0.340%, 10/09/20 (e)	8,000,000	8,004,072

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce 0.240%, FEDEFF PRV + 0.160%, 02/26/21 (e)	39,000,000	38,950,470
Chiba Bank, Ltd.
0.350%, 08/04/20	25,000,000	24,998,725
Cooperative Rabobank UA
0.240%, SOFR + 0.160%, 09/04/20 (e)	8,000,000	7,997,832
0.427%, 3M LIBOR + 0.050%, 02/22/21 (e)	5,000,000	4,986,100
Credit Agricole S.A.
0.310%, FEDEFF PRV + 0.230%, 01/29/21 (e)	25,000,000	25,000,000
0.500%, FEDEFF PRV + 0.420%, 07/20/20 (e)	6,000,000	6,001,068
Credit Industriel et Commercial 0.250%, FEDEFF PRV + 0.170%, 02/12/21 (e)	25,000,000	24,973,175
Credit Suisse AG
0.540%, SOFR + 0.460%, 11/03/20 (e)	10,000,000	10,004,900
0.560%, SOFR + 0.480%, 10/06/20 (e)	23,000,000	23,011,270
DZ Bank AG Zero Coupon, 07/15/20	7,927,856	7,999,360
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (e)	15,000,000	14,962,710
0.300%, SOFR + 0.210%, 02/22/21 (e)	15,000,000	14,963,700
Industrial & Commercial Bank of China Corp. 0.550%, 09/15/20	8,000,000	7,999,792
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 09/09/20	4,995,404	4,996,800
Mizuho Bank, Ltd. 1.560%, 07/27/20	16,000,000	16,016,672
MUFG Bank Ltd.
1.150%, 08/03/20	5,000,000	5,004,195
1.790%, 07/17/20	20,000,000	20,015,200
National Australia Bank, Ltd. 1.790%, 07/14/20	8,000,000	8,004,960
Natixis S.A. (New York) 0.950%, 09/09/20	3,000,000	3,003,720
Royal Bank of Canada New York 0.260%, FEDEFF PRV + 0.180%, 02/12/21 (e)	4,000,000	3,989,188
Societe Generale 0.478%, 3M LIBOR + 0.170%, 12/31/20 (e)	20,000,000	19,992,140
Standard Chartered Bank
0.230%, FEDEFF PRV + 0.150%, 08/26/20 (e)	35,000,000	34,980,085
0.240%, FEDEFF PRV + 0.160%, 08/07/20 (e)	10,000,000	9,995,570
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	14,961,002	14,977,800
0.304%, 1M LIBOR + 0.120%, 07/28/20 (e)	10,000,000	10,000,240
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	999,640
0.381%, 3M LIBOR + 0.070%, 12/02/20 (e)	4,000,000	3,999,532
Svenska Handelsbanken AB 0.447%, 3M LIBOR + 0.110%, 12/03/20 (e)	15,000,000	15,004,200
Toronto-Dominion Bank 0.504%, 3M LIBOR + 0.070%, 02/16/21 (e)	19,000,000	19,060,056
UBS AG 0.411%, 3M LIBOR + 0.080, 12/04/20 (e)	33,000,000	32,987,790
Westpac Banking Corp. 0.480%, FEDEFF PRV + 0.400%, 10/28/20 (e)	15,000,000	14,993,010

		574,363,131

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.3%
Bank of China, Ltd. 0.550%, 08/19/20	9,986,250	$9,993,630
LMA S.A. & LMA Americas
0.950%, 10/06/20	1,988,706	1,998,268
Svenska Handelsbanken AB 0.277%, 1M LIBOR + 0.100%, 11/10/20 (e)	5,000,000	4,999,770

		16,991,668

Master Demand Notes—0.1%
Natixis Financial Products LLC 0.330%, OBFR + 0.250%, 07/01/20 (e)	3,000,000	3,000,000

Repurchase Agreements—5.0%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $17,170,870; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $17,514,270.	17,170,837	17,170,837
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $20,008,361; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $21,811,333.	20,000,000	20,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $3,700,023; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $3,774,019.	3,700,000	3,700,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $19,316,483; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $21,464,351.	19,316,306	19,316,306
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $75,000,146; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $76,500,000.	75,000,000	75,000,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $51,900,303; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $57,407,044.	51,900,000	51,900,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $10,321,587; collateralized by various Common Stock with an aggregate market value of $11,470,238.	10,321,521	10,321,521
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $10,400,526; collateralized by various Common Stock with an aggregate market value of $11,557,882.	10,400,000	10,400,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $26,501,237; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $29,447,268.	26,500,000	26,500,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $55,002,567; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $61,116,970.	55,000,000	55,000,000

		289,308,664

Time Deposits—1.1%
National Bank of Canada 0.150%, OBFR + 0.070%, 07/07/20 (e)	17,850,000	17,850,000
Shinkin Central Bank 0.420%, 09/04/20	25,000,000	25,000,000
Skandi NY 0.060%, 07/01/20	10,000,000	10,000,000
United of Omaha Life Insurance Co. 0.453%, 3M LIBOR + 0.140%, 07/30/20 (e)	10,000,000	10,000,000

		62,850,000

Mutual Funds—10.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (c)	74,411,034	74,411,034
Fidelity Government Portfolio, Institutional Class 0.100% (c)	58,424,450	58,424,450
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (c)	150,000,000	150,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (c)	115,600,000	115,600,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (c)	96,440,000	96,440,000
RBC U.S. Government Money Market Fund, Institutional Share 0.110% (c)	2,000,000	2,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (c)	50,000,000	50,000,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.100% (c)	20,000,000	$20,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (c)	53,529,539	53,529,539

		620,405,023

Total Securities Lending Reinvestments (Cost $1,567,011,176)		1,566,918,486

Total Investments—122.3% (Cost $6,676,607,382)		7,121,762,985
Other assets and liabilities (net)—(22.3)%		(1,298,926,306)

Net Assets—100.0%		$5,822,836,679

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $1,594,596,341 and the collateral received consisted of cash in the amount of $1,566,914,383 and non-cash collateral with a value of $52,535,183. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(b)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	86,794,100	UBSA	09/16/20	USD	60,182,682	$(270,494)
CAD	79,539,559	DBAG	09/16/20	USD	59,061,997	(464,658)
EUR	224,743,433	UBSA	09/16/20	USD	256,174,926	(3,253,438)
JPY	6,220,782,159	GSI	09/16/20	USD	58,233,065	(561,729)

Contracts to Deliver
EUR	45,841,451	UBSA	09/16/20	USD	52,226,752	637,757

Net Unrealized Depreciation						$(3,912,562)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/18/20	548	EUR	17,662,040	$816,542
Euro-BTP Futures	09/08/20	561	EUR	80,716,680	1,473,233
FTSE MIB Index Futures	09/18/20	716	EUR	69,054,620	2,567,845
IBEX 35 Index Futures	07/17/20	921	EUR	66,402,258	1,052,460
Russell 2000 Index E-Mini Futures	09/18/20	1,415	USD	101,710,200	5,818,844
S&P 500 Index E-Mini Futures	09/18/20	515	USD	79,572,650	135,330
U.S. Treasury Ultra Long Bond Futures	09/21/20	484	USD	105,587,625	(105,254)

Futures Contracts—Short
FTSE 100 Index Futures	09/18/20	(226)	GBP	(13,893,350)	(395,573)
MSCI EAFE Index Mini Futures	09/18/20	(1,446)	USD	(128,578,320)	(1,253,800)
S&P 500 Index E-Mini Futures	09/18/20	(2,831)	USD	(437,417,810)	(10,129,617)
TOPIX Index Futures	09/10/20	(127)	JPY	(1,979,295,000)	(176,505)

Net Unrealized Depreciation					$(196,495)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation[1]
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD	121,105,062	$7,656,558	$—	$7,656,558
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD	54,342,015	3,435,635	—	3,435,635
Pay	3M UST	Quarterly	02/26/21	JPMC	S&P GSCI Commodity Index	USD	49,684,128	3,141,151	—	3,141,151

Total								$14,233,344	$—	$14,233,344

(1)	There is no upfront payment premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	04/01/30	USD	540,000,000	$2,356,987	$8,423	$2,348,564
Pay	3M LIBOR	Quarterly	0.690%	Semi-Annually	04/01/30	USD	570,000,000	3,587,426	(96,773)	3,684,199
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	03/30/30	USD	540,000,000	3,929,488	8,413	3,921,075
Pay	3M LIBOR	Quarterly	0.724%	Semi-Annually	04/02/30	USD	50,000,000	473,202	780	472,422
Pay	3M LIBOR	Quarterly	0.752%	Semi-Annually	06/05/30	USD	55,000,000	636,127	860	635,267

Totals								$10,983,230	$(78,297)	$11,061,527

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$4,842,520,339	$—	$—	$4,842,520,339
Short-Term Investments
Mutual Fund	219,113,241	—	—	219,113,241
Repurchase Agreement	—	493,210,919	—	493,210,919
Total Short-Term Investments	219,113,241	493,210,919	—	712,324,160
Securities Lending Reinvestments
Certificates of Deposit	—	574,363,131	—	574,363,131
Commercial Paper	—	16,991,668	—	16,991,668
Master Demand Notes	—	3,000,000	—	3,000,000
Repurchase Agreements	—	289,308,664	—	289,308,664
Time Deposits	—	62,850,000	—	62,850,000
Mutual Funds	620,405,023	—	—	620,405,023
Total Securities Lending Reinvestments	620,405,023	946,513,463	—	1,566,918,486
Total Investments	$5,682,038,603	$1,439,724,382	$—	$7,121,762,985

Collateral for Securities Loaned (Liability)	$—	$(1,566,914,383)	$—	$(1,566,914,383)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$637,757	$—	$637,757
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,550,319)	—	(4,550,319)
Total Forward Contracts	$—	$(3,912,562)	$—	$(3,912,562)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$11,864,254	$—	$—	$11,864,254
Futures Contracts (Unrealized Depreciation)	(12,060,749)	—	—	(12,060,749)
Total Futures Contracts	$(196,495)	$—	$—	$(196,495)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$11,061,527	$—	$11,061,527
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$14,233,344	$—	$14,233,344

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$4,557,679,669
Affiliated investments at value (c) (d)	2,564,083,316
Cash denominated in foreign currencies (e)	77,080,388
Cash collateral (f)	206,138,820
OTC swap contracts at market value	14,233,344
Unrealized appreciation on forward foreign currency exchange contracts	637,757
Receivable for:
Investments sold	6,418,945
Affiliated investments sold	147,498,349
Fund shares sold	97,432
Interest	20,717

Total Assets	7,573,888,737
Liabilities
Cash collateral for OTC swap contracts	13,450,000
Unrealized depreciation on forward foreign currency exchange contracts	4,550,319
Collateral for securities loaned	1,566,914,383
Payables for:
Investments purchased	54,105,834
Affiliated investments purchased	97,637,126
Fund shares redeemed	1,646,586
Variation margin on futures contracts	5,091,129
Variation margin on centrally cleared swap contracts	2,831,861
Interest on OTC swap contracts	52,062
Accrued Expenses:
Management fees	2,923,017
Distribution and service fees	1,189,942
Deferred trustees’ fees	133,603
Other expenses	526,196

Total Liabilities	1,751,052,058

Net Assets	$5,822,836,679

Net Assets Consist of:
Paid in surplus	$5,750,908,558
Distributable earnings (Accumulated losses)	71,928,121

Net Assets	$5,822,836,679

Net Assets
Class B	$5,822,836,679
Capital Shares Outstanding*
Class B	634,138,906
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$9.18

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $4,239,944,554.
(b)	Includes securities loaned at value of $969,795,073.
(c)	Identified cost of affiliated investments was $2,436,662,828.
(d)	Includes securities loaned at value of $624,801,268.
(e)	Identified cost of cash denominated in foreign currencies was $77,006,377.
(f)	Includes collateral of $108,179,000 for futures contracts and $97,959,820 for centrally cleared swap contracts.
Consolidated§ Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$23,397,540
Dividends from affiliated investments	26,848,449
Interest	899,165
Securities lending income	3,018,785

Total investment income	54,163,939
Expenses
Management fees	19,863,659
Administration fees	136,655
Custodian and accounting fees	156,018
Distribution and service fees—Class B	7,525,115
Audit and tax services	28,514
Legal	27,446
Trustees’ fees and expenses	13,815
Shareholder reporting	96,917
Insurance	23,295
Miscellaneous	22,895

Total expenses	27,894,329
Less management fee waiver	(1,426,364)

Net expenses	26,467,965

Net Investment Income	27,695,974

Net Realized and Unrealized Loss
Net realized gain (loss) on :
Investments	57,257,109
Affiliated investments	(181,515,407)
Futures contracts	(323,808,184)
Swap contracts	79,034,327
Foreign currency transactions	2,791,782
Forward foreign currency transactions	2,431,977

Net realized loss	(363,808,396)

Net change in unrealized appreciation (depreciation) on:
Investments	(88,271,817)
Affiliated investments	(96,750,149)
Futures contracts	(14,904,824)
Swap contracts	50,194,019
Foreign currency transactions	83,453
Forward foreign currency transactions	(8,086,417)

Net change in unrealized depreciation	(157,735,735)

Net realized and unrealized loss	(521,544,131)

Net Decrease in Net Assets From Operations	$(493,848,157)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$27,695,974	$112,491,999
Net realized gain (loss)	(363,808,396)	468,307,799
Net change in unrealized appreciation (depreciation)	(157,735,735)	641,244,842

Increase (decrease) in net assets from operations	(493,848,157)	1,222,044,640

From Distributions to Shareholders
Class B	(612,507,801)	(12,843,944)

Total distributions	(612,507,801)	(12,843,944)

Increase (decrease) in net assets from capital share transactions	282,192,961	(818,281,170)

Total increase (decrease) in net assets	(824,162,997)	390,919,526

Net Assets
Beginning of period	6,646,999,676	6,256,080,150

End of period	$5,822,836,679	$6,646,999,676

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	903,900	$9,128,942	609,101	$6,257,180
Reinvestments	67,013,983	612,507,801	1,251,846	12,843,944
Redemptions	(32,777,618)	(339,443,782)	(81,073,531)	(837,382,294)

Net increase (decrease)	35,140,265	$282,192,961	(79,212,584)	$(818,281,170)

Increase (decrease) derived from capital shares transactions		$282,192,961		$(818,281,170)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.10		$9.22	$10.84	$9.75	$10.33	$10.95

Income (Loss) from Investment Operations
Net investment income (a)	0.05		0.18	0.11	0.05	0.06	0.04
Net realized and unrealized gain (loss)	(0.89)		1.72	(0.82)	1.24	0.37	(0.04)

Total income (loss) from investment operations	(0.84)		1.90	(0.71)	1.29	0.43	0.00

Less Distributions
Distributions from net investment income	(0.17)		(0.02)	(0.15)	(0.07)	(0.15)	(0.17)
Distributions from net realized capital gains	(0.91)		0.00	(0.76)	(0.13)	(0.86)	(0.45)

Total distributions	(1.08)		(0.02)	(0.91)	(0.20)	(1.01)	(0.62)

Net Asset Value, End of Period	$9.18		$11.10	$9.22	$10.84	$9.75	$10.33

Total Return (%) (b)	(7.57	)(c)	20.63	(7.18)	13.31	4.43	(0.11)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.93	(e)	0.92	0.92	0.92	0.92	0.92
Net ratio of expenses to average net assets (%) (d)(f)	0.88	(e)	0.88	0.87	0.89	0.89	0.89
Ratio of net investment income to average net assets (%)	0.92	(e)	1.71	1.08	0.47	0.61	0.35
Portfolio turnover rate (%)	19	(c)	36	40	1	2	51
Net assets, end of period (in millions)	$5,822.8		$6,647.0	$6,256.1	$7,533.5	$7,327.5	$7,482.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is BlackRock Global Tactical Strategies Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio allocates its assets in a broad range of asset classes, primarily through other investment companies known as exchange traded funds (“Underlying ETFs”), involving primarily series of the iShares® Trust and iShares®, Inc., but the Portfolio also has the ability to invest in series sponsored by other companies.

2. Consolidation of Subsidiary—BlackRock Global Tactical Strategies Portfolio, Ltd.

The Portfolio may invest up to 6% of its total assets in the BlackRock Global Tactical Strategies Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary invests primarily in commodity-linked derivatives and exchange-traded funds. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by BlackRock Financial Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $219,869,357 in the Subsidiary, representing 2.9% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon an interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the

BHFTI-14

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $493,210,919. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $289,308,664. The combined value of all repurchase agreements is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

BHFTI-15

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Consolidated Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in

BHFTI-16

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

equity futures and treasury futures were used for both hedging and investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

BHFTI-17

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$11,061,527
	Unrealized appreciation on futures contracts (b) (c)	1,473,233	Unrealized depreciation on futures contracts (b) (c)	$105,254
Equity	Unrealized appreciation on futures contracts (b) (c)	10,391,021	Unrealized depreciation on futures contracts (b) (c)	11,955,495
Commodity	OTC swap contracts at market value (d)	14,233,344
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	637,757	Unrealized depreciation on forward foreign currency exchange contracts	4,550,319

		$37,796,882		$16,608,068

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(d)	Excludes OTC swap interest payable of $52,062.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

BHFTI-18

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
JPMorgan Chase Bank N.A.	$14,233,344	$—	$(13,450,000)	$783,344
UBS AG	637,757	(637,757)	—	—

	$14,871,101	$(637,757)	$(13,450,000)	$783,344

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Deutsche Bank AG	$464,658	$—	$—	$464,658
Goldman Sachs International	561,729	—	—	561,729
UBS AG	3,523,932	(637,757)	—	2,886,175

	$4,550,319	$(637,757)	$—	$3,912,562

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$2,431,977	$2,431,977
Futures contracts	(44,885,725)	(278,922,459)	—	—	(323,808,184)
Swap contracts	174,799,554	—	(95,765,227)	—	79,034,327

	$129,913,829	$(278,922,459)	$(95,765,227)	$2,431,977	$(242,341,880)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(8,086,417)	$(8,086,417)
Futures contracts	(3,139,986)	(11,764,838)	—	—	(14,904,824)
Swap contracts	45,751,139	—	4,442,880	—	50,194,019

	$42,611,153	$(11,764,838)	$4,442,880	$(8,086,417)	$27,202,778

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$597,995,790
Futures contracts long	509,103,296
Futures contracts short	(1,111,711,745)
Swap contracts	2,044,516,175

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

BHFTI-19

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse.

BHFTI-20

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$959,336,096	$0	$1,704,918,128

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$19,863,659	0.800%	First $100 million
	0.750%	$100 million to $300 million
	0.700%	$300 million to $600 million
	0.675%	$600 million to $1 billion
	0.650%	Over $1 billion

BHFTI-21

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.150%	First $100 million
0.100%	$100 million to $300 million
0.050%	$300 million to $600 million
0.025%	$600 million to $1 billion
0.020%	$1 billion to $2.5 billion
0.050%	$2.5 billion to $4.5 billion
0.060%	$4.5 billion to $6.5 billion
0.130%	Over $6.5 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

BHFTI-22

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

8. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying ETFs for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying ETFs’ net assets. Transactions in the Underlying ETFs for the six months ended June 30, 2020 were as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020	Income earned from affiliates during the period	Number of shares held at June 30, 2020
iShares Core MSCI EAFE ETF	$1,452,972,501	$775,167,060	$(820,883,974)	$(209,804,449)	$(108,473,629)	$1,088,977,509	$10,758,589	19,051,391
iShares Core S&P 500 ETF	455,209,518	—	(99,332,271)	6,989,848	(25,952,557)	336,914,538	3,633,606	1,087,909
iShares Core U.S. Aggregate Bond ETF	1,201,514,427	42,793,681	(308,672,207)	21,166,349	35,029,771	991,832,021	10,905,123	8,390,424
iShares Intermediate-Term Corporate Bond ETF	132,842,326	39,429,274	(28,691,463)	132,845	2,646,266	146,359,248	1,551,131	2,423,969

	$3,242,538,772	$857,390,015	$(1,257,579,915)	$(181,515,407)	$(96,750,149)	$2,564,083,316	$26,848,449

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$6,714,476,824

Gross unrealized appreciation	517,779,259
Gross unrealized depreciation	(89,385,579)

Net unrealized appreciation (depreciation)	$428,393,680

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$12,843,944	$418,185,942	$—	$186,543,656	$12,843,944	$604,729,598

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$422,898,232	$188,193,762	$567,330,853	$—	$1,178,422,847

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $9,688,070.

11. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-23

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-24

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the BlackRock High Yield Portfolio returned -3.04% and -3.16%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index1, returned -3.83%.

MARKET ENVIRONMENT / CONDITIONS

While the first quarter of 2020 brought the swiftest sell-off in U.S. high yield history, the second quarter brought a roaring recovery followed by a more tepid market as COVID-19 case counts rose. Conditions normalized a great deal from late March into April as historic fiscal and monetary support afforded a ‘backstop’ to the continued economic dislocation. May continued with the recovery theme on strong new issue volumes and fund inflows, while June presented a choppier environment as higher-beta risk outperformed and investors weighed virus risks. Ultimately, high yield had one of its strongest quarters in history as spreads (yield over Treasuries) tightened by 254 basis points to 626 basis points on a 10.13% total return as measured by the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index, the Portfolio’s benchmark. On a year-to-date (“YTD”) basis, high yield still remains negative with a total return of -3.83%, as measured by the Portfolio’s benchmark, led by BB-rated bonds (+0.21%) and followed by single-B and CCC rated bonds, which have returned -5.45% and -13.32%, respectively.

While fund flows during the first quarter of 2020 presented a substantial challenge for managers, by the end of March investors began to re-allocate in size. High yield funds have seen $42 billion of inflows since the week of April 1st, bringing YTD total inflows to $25.5 billion. While second quarter’s flows were record breaking, the overall high yield category was still in slight small net outflows over a 5-year period (~$5 million). This suggests that there still might be “marginal buyers” who are sitting on the sidelines with more money to invest in the asset class. In contrast to high yield funds, bank loan mutual funds have seen continuous outflows for 21 consecutive months, over which $79 billion of capital has exited funds. Primary market trends for the first half of the year have favored fixed rate bonds over loans. YTD net new issuance of $94.2 billion is a substantial 102% greater from this time last year, while loans have declined 29% for a net supply of only $77.2 billion. Closely tied to this divergent technical backdrop between high yield and loans, there has been a continued gap in performance as loans have underperformed high yield by ~80 basis points YTD, as measured by the S&P/LSTA Leveraged Loan Index for loans and the Portfolio benchmark for high yield.

On the back on the biggest economic dislocation in a decade, YTD defaults have seen a material spike and have reached a 10-year high of 6.19%. This is a significant increase of 333 basis points from the default rate of 2.86% experienced at the end of the fourth quarter 2019, however defaults have been largely concentrated in the Energy sector or names that were already likely default candidates pre-COVID-19. We do expect to see a continued pick-up in default activity leading into year-end.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

On a relative basis, the Portfolio’s underweight to Oil Field Services and overweight Technology were the biggest contributors to performance, as was security selection in the Retail sector. By contrast, the Portfolio’s underweight to the Independent Energy and Integrated sectors detracted. The Portfolio’s out-of-benchmark tactical positions in bank loans detracted, largely due to bank loans’ underperformance versus high yield, although positioning within investment grade bonds was a significant contributor. By credit rating, the Portfolio’s underweight to BB-rated names has been a drag on performance YTD, as this high-quality segment has outperformed. In contrast, security selection within CCCs has been a positive contributor to performance, although CCCs have lagged the broader high yield market.

The Portfolio’s broad themes remained generally consistent throughout the first half of the year, though asset allocation changes and sector-specific shifts reflected evolving market conditions as warranted. From a ratings perspective, the Portfolio was consistently underweight BB-rated credits and overweight B-rated credits and CCC-rated credits. Importantly, our conviction for the Portfolio’s CCC-rated credits is based on at least one of the following: a potential for near-term upgrade to single B, a near-term catalyst for price appreciation, and/or it is short duration paper with substantial yield.

From an asset allocation perspective, at period end, bank loans comprised the Portfolio’s largest out-of-benchmark positions. Though throughout the first half of 2020, we reduced this exposure as more attractive relative value appeared in core high yield bonds. The Portfolio maintained a tactical position to liquid high yield index securities like credit default swap index or exchange-traded funds as an efficient means of Portfolio management. Usage of these products was low over the period, as were their impact on performance; they performed as expected.

BHFTI-1

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Managed by BlackRock Financial Management, Inc.

Portfolio Manager Commentary*—(Continued)

From a sector standpoint at period end, the Portfolio’s top sector overweights were to the Technology, Banking, and Aerospace & Defense sectors. The Portfolio’s largest sector underweights included the Media & Entertainment, Home Construction, and Finance sectors.

James Keenan

Mitch Garfin

David Delbos

Derek Schoenhofen

Portfolio Managers

BlackRock Financial Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index is composed of fixed rate non-investment grade debt with at least one year remaining to maturity that are dollar-denominated, nonconvertible and have an outstanding par value of at least $100 million. It limits issue exposure to a 2% maximum.

BHFTI-2

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. CORPORATE HIGH YIELD 2% ISSUER CAPPED INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
BlackRock High Yield Portfolio
Class A	-3.04	1.49	4.70	6.84
Class B	-3.16	1.16	4.45	6.57
Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index	-3.83	0.00	4.79	6.67

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
Corporate Bonds & Notes	88.5
Floating Rate Loans	8.1
Common Stocks	1.2
Convertible Bonds	0.4

BHFTI-3

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

BlackRock High Yield Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.66%	$1,000.00	$969.60	$3.23
	Hypothetical*	0.66%	$1,000.00	$1,021.58	$3.32

Class B (a)	Actual	0.91%	$1,000.00	$968.40	$4.45
	Hypothetical*	0.91%	$1,000.00	$1,020.34	$4.57

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—88.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
Lamar Media Corp.
4.000%, 02/15/30 (144A) (a)	132,000	$126,350
4.875%, 01/15/29 (144A) (a)	159,000	159,795
Outfront Media Capital LLC / Outfront Media Capital Corp. 5.000%, 08/15/27 (144A)	386,000	347,400
Summer BC Holdco A Sarl
5.750%, 10/31/26 (EUR)	200,000	213,016
9.250%, 10/31/27 (EUR)	90,105	86,554
Terrier Media Buyer, Inc. 8.875%, 12/15/27 (144A) (a)	1,244,000	1,192,685

		2,125,800

Aerospace/Defense—4.0%
BBA U.S. Holdings, Inc.
4.000%, 03/01/28 (144A) (a)	560,000	506,100
5.375%, 05/01/26 (144A)	334,000	334,234
Boeing Co. (The)
5.150%, 05/01/30	1,700,000	1,896,664
5.805%, 05/01/50	2,480,000	2,926,162
5.930%, 05/01/60	2,480,000	2,930,452
Bombardier, Inc.
5.750%, 03/15/22 (144A)	136,000	100,375
6.125%, 01/15/23 (144A) (a)	760,000	522,728
7.500%, 12/01/24 (144A) (a)	960,000	624,000
7.500%, 03/15/25 (144A)	69,000	45,029
7.875%, 04/15/27 (144A)	2,170,000	1,421,350
8.750%, 12/01/21 (144A) (a)	1,577,000	1,281,312
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A)	664,000	509,421
General Dynamics Corp. 4.250%, 04/01/50	205,000	266,282
Howmet Aerospace, Inc. 5.125%, 10/01/24	803,000	830,209
Kratos Defense & Security Solutions, Inc. 6.500%, 11/30/25 (144A)	976,000	1,012,600
Rolls-Royce plc 0.875%, 05/09/24 (EUR)	100,000	101,505
SSL Robotics LLC 9.750%, 12/31/23 (144A)	218,000	233,260
TransDigm, Inc.
6.250%, 03/15/26 (144A)	10,813,000	10,806,242
8.000%, 12/15/25 (144A)	1,613,000	1,695,247

		28,043,172

Agriculture—0.0%
Darling Ingredients, Inc. 5.250%, 04/15/27 (144A)	225,000	231,251

Airlines—0.5%
American Airlines, Inc. 11.750%, 07/15/25 (144A)	356,000	334,565
Delta Air Lines, Inc. 7.000%, 05/01/25 (144A)	847,000	874,331
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,870,000	1,874,675

Airlines—(Continued)
Ryanair DAC 1.125%, 08/15/23 (EUR)	200,000	208,576

		3,292,147

Apparel—0.1%
Hanesbrands, Inc. 5.375%, 05/15/25 (144A) (a)	267,000	270,004
Levi Strauss & Co. 5.000%, 05/01/25	106,000	106,399
William Carter Co. (The)
5.500%, 05/15/25 (144A)	154,000	158,812
5.625%, 03/15/27 (144A) (a)	88,000	90,640
Wolverine World Wide, Inc. 6.375%, 05/15/25 (144A) (a)	161,000	168,647

		794,502

Auto Manufacturers—2.0%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	667,000	693,680
FCE Bank plc 1.615%, 05/11/23 (EUR)	100,000	105,479
Fiat Chrysler Automobiles NV
3.875%, 01/05/26 (EUR)	100,000	112,350
4.500%, 07/07/28 (EUR)	100,000	112,350
Ford Motor Co.
4.346%, 12/08/26 (a)	128,000	119,336
4.750%, 01/15/43	227,000	178,831
5.291%, 12/08/46	293,000	240,931
8.500%, 04/21/23	519,000	548,842
Ford Motor Credit Co. LLC
2.330%, 11/25/25 (EUR)	100,000	98,801
2.979%, 08/03/22	754,000	722,671
3.096%, 05/04/23	200,000	189,540
3.350%, 11/01/22	236,000	226,036
3.810%, 01/09/24	987,000	947,816
3.813%, 10/12/21 (a)	200,000	197,260
4.063%, 11/01/24	200,000	190,710
4.134%, 08/04/25	916,000	868,780
4.140%, 02/15/23	350,000	342,458
4.375%, 08/06/23	200,000	196,476
4.389%, 01/08/26	200,000	189,625
5.125%, 06/16/25 (a)	1,055,000	1,057,405
5.596%, 01/07/22	200,000	201,500
5.875%, 08/02/21	857,000	865,313
General Motors Co.
5.000%, 10/01/28	135,000	143,365
5.000%, 04/01/35	215,000	214,694
5.200%, 04/01/45	271,000	262,077
5.950%, 04/01/49 (a)	1,145,000	1,200,794
6.125%, 10/01/25 (a)	257,000	288,818
6.250%, 10/02/43	110,000	116,859
6.800%, 10/01/27 (a)	1,148,000	1,337,556
General Motors Financial Co., Inc. 5.650%, 01/17/29	149,000	165,985

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Navistar International Corp.
6.625%, 11/01/25 (144A)	477,000	$451,958
9.500%, 05/01/25 (144A) (a)	156,000	167,115
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	100,000	102,314
Tesla, Inc. 5.300%, 08/15/25 (144A)	925,000	924,038
Wabash National Corp. 5.500%, 10/01/25 (144A)	513,000	470,677

		14,252,440

Auto Parts & Equipment—1.2%
Adient U.S. LLC 9.000%, 04/15/25 (144A)	413,000	444,883
Clarios Global L.P. 6.750%, 05/15/25 (144A)	538,000	559,520
Clarios Global L.P. / Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	167,000	184,899
6.250%, 05/15/26 (144A) (a)	2,658,000	2,741,062
8.500%, 05/15/27 (144A)	3,164,000	3,179,662
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	587,000	543,709
Goodyear Tire & Rubber Co. (The) 9.500%, 05/31/25	444,000	475,635
IHO Verwaltungs GmbH 3.875%, 4.375% PIK, 05/15/27 (EUR) (c)	101,000	111,204

		8,240,574

Banks—2.5%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	192,362
Banco de Sabadell S.A. 2.000%, 5Y EUR Swap + 2.200%, 01/17/30 (EUR) (b)	100,000	93,853
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	71,904
4.750%, 01/15/18 (EUR) (d)	1,000,000	179,760
Bank of America Corp.
6.100%, 3M LIBOR + 3.898%, 03/17/25 (b)	1,479,000	1,560,345
6.250%, 3M LIBOR + 3.705%, 09/05/24 (b)	637,000	659,340
6.300%, 3M LIBOR + 4.553%, 03/10/26 (b)	640,000	710,221
6.500%, 3M LIBOR + 4.174%, 10/23/24 (b)	1,395,000	1,499,151
CIT Group, Inc.
5.800%, 3M LIBOR + 3.972%, 06/15/22 (b)	569,000	437,777
6.000%, 04/01/36	1,604,000	1,507,760
Citigroup, Inc. 4.700%, SOFR + 3.234%, 01/30/25 (b)	1,325,000	1,174,679
Commerzbank AG 4.000%, 5Y EUR Swap + 4.350%, 12/05/30 (EUR) (b)	100,000	112,776
Deutsche Pfandbriefbank AG 4.600%, 02/22/27 (EUR)	100,000	108,452
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (a) (b)	1,490,000	1,415,500
Intesa Sanpaolo S.p.A. 5.148%, 06/10/30 (GBP)	100,000	128,933

Banks—(Continued)
JPMorgan Chase & Co.
3.616%, 3M LIBOR + 3.320%, 10/01/20 (b)	350,000	308,875
4.600%, SOFR + 3.125%, 02/01/25 (b)	1,213,000	1,081,511
5.000%, SOFR + 3.380%, 08/01/24 (b)	2,180,000	2,096,735
6.100%, 3M LIBOR + 3.330%, 10/01/24 (b)	324,000	331,564
6.125%, 3M LIBOR + 3.330%, 04/30/24 (a) (b)	243,000	247,981
6.750%, 3M LIBOR + 3.780%, 02/01/24 (b)	425,000	456,875
Morgan Stanley 5.550%, 3M LIBOR + 3.810%, 10/15/20 (b)	345,000	317,122
National Westminster Bank plc 0.621%, 3M LIBOR + 0.250%, 08/28/20 (b)	40,000	34,785
Royal Bank of Scotland Group plc 8.625%, 5Y USD Swap + 7.598%, 08/15/21 (b)	238,000	247,460
UniCredit S.p.A. 4.375%, 5Y EUR Swap + 4.316%, 01/03/27 (EUR) (b)	100,000	114,749
Unione di Banche Italiane S.p.A. 5.875%, 5Y EUR Swap + 5.751%, 03/04/29 (EUR) (b)	100,000	121,138
Wells Fargo & Co. 5.875%, 3M LIBOR + 3.990%, 06/15/25 (b)	2,134,000	2,218,015

		17,429,623

Building Materials—0.5%
Builders FirstSource, Inc. 6.750%, 06/01/27 (144A)	257,000	263,104
Cemex S.A.B. de C.V. 3.125%, 03/19/26 (EUR)	100,000	102,241
Griffon Corp. 5.750%, 03/01/28 (144A)	186,000	183,675
Holcim Finance Luxembourg S.A. 3.000%, 5Y EURIBOR Swap + 3.074%, 07/05/24 (EUR) (b)	200,000	225,262
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	114,955
James Hardie International Finance DAC 4.750%, 01/15/25 (144A)	200,000	203,500
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	82,000	78,720
4.875%, 12/15/27 (144A)	7,000	6,739
6.250%, 05/15/25 (144A)	326,000	338,225
Masonite International Corp.
5.375%, 02/01/28 (144A)	234,000	239,265
5.750%, 09/15/26 (144A)	64,000	65,920
Norbord, Inc. 6.250%, 04/15/23 (144A) (a)	486,000	512,730
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	200,000	211,063
4.375%, 07/15/30 (144A)	1,059,000	1,048,081

		3,593,480

Chemicals—2.1%
Ashland Services B.V. 2.000%, 01/30/28 (EUR)	100,000	104,205
Atotech Alpha 2 B.V. 8.750%, 9.50% PIK, 06/01/23 (144A) (a) (c)	974,000	971,565
Atotech Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.250%, 02/01/25 (144A)	2,978,000	2,933,330

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A) (a)	511,000	$513,657
Blue Cube Spinco LLC
9.750%, 10/15/23	892,000	918,760
10.000%, 10/15/25	372,000	386,802
Chemours Co. (The) 6.625%, 05/15/23 (a)	596,000	572,160
Element Solutions, Inc. 5.875%, 12/01/25 (144A)	3,422,000	3,455,151
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	456,855
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	449,000	468,082
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	370,475
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	113,614
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A) (a)	161,000	150,132
OCI NV
5.000%, 04/15/23 (EUR)	110,000	124,203
5.250%, 11/01/24 (144A) (a)	368,000	353,280
PQ Corp. 5.750%, 12/15/25 (144A) (a)	1,236,000	1,245,270
Valvoline, Inc. 4.250%, 02/15/30 (144A) (a)	581,000	572,285
WR Grace & Co.
4.875%, 06/15/27 (144A)	608,000	615,922
5.625%, 10/01/24 (144A)	330,000	347,325

		14,673,073

Commercial Services—4.2%
ADT Security Corp. (The)
4.125%, 06/15/23 (a)	10,000	10,025
4.875%, 07/15/32 (144A) (a)	753,000	685,230
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625%, 07/15/26 (144A)	3,726,000	3,912,300
9.750%, 07/15/27 (144A)	1,361,000	1,434,154
APX Group, Inc.
6.750%, 02/15/27 (144A)	590,000	551,650
7.875%, 12/01/22	230,000	228,850
8.500%, 11/01/24 (a)	226,000	220,350
ASGN, Inc. 4.625%, 05/15/28 (144A)	198,000	193,371
Ashtead Capital, Inc.
4.000%, 05/01/28 (144A) (a)	400,000	398,000
4.250%, 11/01/29 (144A)	455,000	455,000
Autostrade per l’Italia S.p.A. 5.875%, 06/09/24 (EUR)	300,000	369,884
Brink’s Co. (The) 5.500%, 07/15/25 (144A) (a)	262,000	266,855
Equifax, Inc. 3.100%, 05/15/30 (a)	190,000	201,968

Commercial Services—(Continued)
Garda World Security Corp.
4.625%, 02/15/27 (144A)	598,000	589,030
9.500%, 11/01/27 (144A) (a)	456,000	482,220
Gartner, Inc. 4.500%, 07/01/28 (144A) (a)	734,000	742,588
Graham Holdings Co. 5.750%, 06/01/26 (144A) (a)	207,000	214,065
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	735,000	736,580
Intertrust Group B.V. 3.375%, 11/15/25 (EUR)	134,000	149,567
Jaguar Holding Co. II / PPD Development L.P.
4.625%, 06/15/25 (144A)	1,173,000	1,193,762
5.000%, 06/15/28 (144A)	1,101,000	1,127,149
Laureate Education, Inc. 8.250%, 05/01/25 (144A) (a)	155,000	160,812
Loxam SAS 3.750%, 07/15/26 (EUR)	100,000	103,059
MPH Acquisition Holdings LLC 7.125%, 06/01/24 (144A) (a)	1,838,000	1,709,340
Nielsen Co. Luxembourg S.a.r.l. (The) 5.000%, 02/01/25 (144A) (a)	163,000	162,167
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, 04/15/24 (144A)	242,000	247,445
5.750%, 04/15/26 (144A) (a)	233,000	241,446
6.250%, 01/15/28 (144A) (a)	340,000	320,246
Refinitiv U.S. Holdings, Inc.
4.500%, 05/15/26 (EUR)	188,000	219,862
4.500%, 05/15/26 (144A) (EUR)	895,000	1,046,682
6.250%, 05/15/26 (144A)	1,487,000	1,576,220
8.250%, 11/15/26 (144A) (a)	1,849,000	2,002,412
Service Corp. International 5.125%, 06/01/29	180,000	193,680
ServiceMaster Co. LLC (The) 5.125%, 11/15/24 (144A)	311,000	315,276
Sotheby’s 7.375%, 10/15/27 (144A) (a)	1,017,000	961,065
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	100,000	114,597
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	107,070
United Rentals North America, Inc.
4.000%, 07/15/30	340,000	328,858
4.625%, 10/15/25	186,000	186,930
4.875%, 01/15/28	23,000	23,575
5.500%, 05/15/27	34,000	35,020
5.875%, 09/15/26	81,000	84,888
Verisure Holding AB 3.500%, 05/15/23 (EUR)	119,000	133,763
Verisure Midholding AB 5.750%, 12/01/23 (EUR)	100,000	112,521
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,937,000	4,242,117
WEX, Inc. 4.750%, 02/01/23 (144A)	446,000	442,816

		29,234,465

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—1.0%
Banff Merger Sub, Inc.
8.375%, 09/01/26 (EUR)	100,000	$112,080
9.750%, 09/01/26 (144A) (a)	3,108,000	3,127,425
Booz Allen Hamilton, Inc. 5.125%, 05/01/25 (144A)	556,000	564,340
Leidos, Inc. 4.375%, 05/15/30 (144A)	266,000	299,636
NCR Corp.
5.750%, 09/01/27 (144A)	160,000	160,000
6.125%, 09/01/29 (144A)	361,000	362,765
8.125%, 04/15/25 (144A)	220,000	233,200
NetApp, Inc. 2.700%, 06/22/30	395,000	395,576
Presidio Holdings, Inc. 4.875%, 02/01/27 (144A)	582,000	568,905
Science Applications International Corp. 4.875%, 04/01/28 (144A)	559,000	557,245
Seagate HDD Cayman Co. 4.125%, 01/15/31 (144A)	155,000	162,389
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	534,000	547,350

		7,090,911

Cosmetics/Personal Care—0.1%
Edgewell Personal Care Co. 5.500%, 06/01/28 (144A)	379,000	389,896

Distribution/Wholesale—1.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	44,000	42,758
Core & Main L.P. 6.125%, 08/15/25 (144A) (a)	3,190,000	3,179,314
HD Supply, Inc. 5.375%, 10/15/26 (144A)	3,118,000	3,184,257
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	107,513
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	57,000	56,145
Wolverine Escrow LLC
8.500%, 11/15/24 (144A)	122,000	79,910
9.000%, 11/15/26 (144A)	261,000	170,955

		6,820,852

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500%, 07/15/25 (a)	150,000	157,145
Ally Financial, Inc.
5.800%, 05/01/25 (a)	586,000	654,255
8.000%, 11/01/31	2,564,000	3,307,637
Arrow Global Finance plc 5.125%, 09/15/24 (GBP)	100,000	113,606
Brookfield Finance, Inc. 4.350%, 04/15/30	380,000	428,813

Diversified Financial Services—(Continued)
Cabot Financial Luxembourg S.A.
6.375%, 3M EURIBOR + 6.375%, 06/14/24 (EUR) (b)	100,000	109,912
7.500%, 10/01/23 (GBP)	100,000	123,903
Fairstone Financial, Inc. 7.875%, 07/15/24 (144A)	315,000	308,700
Garfunkelux Holdco 3 S.A. 7.500%, 08/01/22 (EUR)	300,000	317,935
Global Aircraft Leasing Co., Ltd. 6.500%, PIK, 09/15/24 (144A) (c)	685,000	458,950
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	98,977
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	58,141
4.750%, 01/16/14 (EUR) (d)	2,140,000	27,649
5.375%, 10/17/12 (EUR) (d)	350,000	4,522
LHC3 plc 4.125%,PIK, 08/15/24 (EUR) (c)	200,000	224,700
Motion Finco Sarl 7.000%, 05/15/25 (EUR)	100,000	115,580
Nasdaq, Inc. 3.250%, 04/28/50	323,000	337,670
Nationstar Mortgage Holdings, Inc.
6.000%, 01/15/27 (144A) (a)	654,000	621,300
8.125%, 07/15/23 (144A)	304,000	311,965
Navient Corp.
5.000%, 03/15/27	11,000	9,240
5.875%, 10/25/24	149,000	139,968
6.750%, 06/15/26	143,000	132,990
7.250%, 09/25/23	218,000	213,071
NFP Corp.
7.000%, 05/15/25 (144A)	218,000	228,900
8.000%, 07/15/25 (144A)	358,000	349,945
OneMain Finance Corp.
5.375%, 11/15/29 (a)	140,000	131,600
6.625%, 01/15/28	573,000	567,270
6.875%, 03/15/25 (a)	504,000	517,072
7.125%, 03/15/26	547,000	566,140
8.875%, 06/01/25	178,000	190,316
Pershing Square Holdings, Ltd. 5.500%, 07/15/22 (144A)	1,000,000	1,054,950

		11,882,822

Electric—1.2%
Calpine Corp.
4.500%, 02/15/28 (144A)	990,000	970,200
5.125%, 03/15/28 (144A)	2,789,000	2,726,247
5.250%, 06/01/26 (144A)	222,000	224,156
5.750%, 01/15/25 (a)	1,324,000	1,336,962
Clearway Energy Operating LLC 4.750%, 03/15/28 (144A)	739,000	753,736
ContourGlobal Power Holdings S.A.
3.375%, 08/01/23 (EUR)	100,000	113,361
4.125%, 08/01/25 (EUR)	100,000	114,906

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Electricite de France S.A. 3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	$214,067
Naturgy Finance BV
3.375%, 9Y EUR Swap + 3.079%, 04/24/24 (EUR) (b)	100,000	112,631
4.125%, 8Y EUR Swap + 3.353%, 11/18/22 (EUR) (b)	200,000	230,317
NextEra Energy Operating Partners L.P.
4.250%, 09/15/24 (144A)	223,000	223,000
4.500%, 09/15/27 (144A) (a)	194,000	202,794
NRG Energy, Inc.
5.250%, 06/15/29 (144A) (a)	234,000	246,236
5.750%, 01/15/28	3,000	3,165
PG&E Corp. 5.250%, 07/01/30	782,000	785,910
RWE AG 2.750%, 5Y EUR Swap + 2.643%, 04/21/75 (EUR) (b)	100,000	111,951

		8,369,639

Electrical Components & Equipment—0.6%
Belden, Inc. 4.125%, 10/15/26 (EUR)	100,000	111,784
Energizer Holdings, Inc.
4.750%, 06/15/28 (144A)	434,000	425,741
6.375%, 07/15/26 (144A)	195,000	201,622
7.750%, 01/15/27 (144A)	183,000	195,127
WESCO Distribution, Inc.
7.125%, 06/15/25 (144A)	1,493,000	1,574,667
7.250%, 06/15/28 (144A)	1,354,000	1,427,888

		3,936,829

Electronics—0.2%
Itron, Inc. 5.000%, 01/15/26 (144A)	55,000	54,794
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	551,000	586,649
5.625%, 11/01/24 (144A)	161,000	170,660
Sensata Technologies, Inc. 4.375%, 02/15/30 (144A) (a)	366,000	362,340

		1,174,443

Energy-Alternate Sources—0.2%
Pattern Energy Group, Inc. 5.875%, 02/01/24 (144A)	599,000	601,995
TerraForm Power Operating LLC
4.250%, 01/31/23 (144A)	529,000	531,645
4.750%, 01/15/30 (144A)	350,000	355,250

		1,488,890

Engineering & Construction—0.3%
Brand Industrial Services, Inc. 8.500%, 07/15/25 (144A)	1,079,000	971,100
Ferrovial Netherlands B.V. 2.124%, 5Y EUR Swap + 2.127%, 02/14/23 (EUR) (b)	200,000	210,091

Engineering & Construction—(Continued)
frontdoor, inc. 6.750%, 08/15/26 (144A)	326,000	346,375
Heathrow Finance plc 4.125%, 09/01/29 (GBP)	100,000	115,422
New Enterprise Stone & Lime Co., Inc.
6.250%, 03/15/26 (144A)	166,000	166,830
10.125%, 04/01/22 (144A)	334,000	332,330
SPIE S.A. 2.625%, 06/18/26 (EUR)	100,000	108,721

		2,250,869

Entertainment—2.9%
Banijay Entertainment SASU 3.500%, 03/01/25 (EUR)	100,000	107,013
Boyne USA, Inc. 7.250%, 05/01/25 (144A)	504,000	527,940
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 5.500%, 05/01/25 (144A) (a)	1,087,000	1,092,435
Churchill Downs, Inc.
4.750%, 01/15/28 (144A) (a)	632,000	609,880
5.500%, 04/01/27 (144A)	1,011,000	983,299
Cirsa Finance International Sarl
4.750%, 05/22/25 (EUR)	100,000	97,745
7.875%, 12/20/23 (144A) (a)	200,000	183,500
Colt Merger Sub, Inc.
5.750%, 07/01/25 (144A)	1,030,000	1,035,150
6.250%, 07/01/25 (144A)	3,541,000	3,513,380
8.125%, 07/01/27 (144A)	1,888,000	1,836,080
CPUK Finance, Ltd. 4.875%, 02/28/47 (GBP)	100,000	114,336
Eldorado Resorts, Inc. 6.000%, 09/15/26	259,000	279,803
International Game Technology plc 5.250%, 01/15/29 (144A) (a)	422,000	410,395
Lions Gate Capital Holdings LLC
5.875%, 11/01/24 (144A) (a)	367,000	350,485
6.375%, 02/01/24 (144A)	54,000	52,650
Live Nation Entertainment, Inc. 6.500%, 05/15/27 (144A)	2,037,000	2,098,110
Pinewood Finance Co., Ltd. 3.250%, 09/30/25 (GBP)	100,000	122,051
Scientific Games International, Inc.
3.375%, 02/15/26 (EUR)	200,000	206,724
5.000%, 10/15/25 (144A)	617,000	569,651
7.000%, 05/15/28 (144A)	442,000	353,600
7.250%, 11/15/29 (144A)	290,000	232,000
8.250%, 03/15/26 (144A)	705,000	625,688
8.625%, 07/01/25 (144A)	435,000	406,595
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A) (a)	1,684,000	1,740,835
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	348,401
Waterford Gaming LLC / Waterford Gaming Financial Corp. 8.625%, 09/15/14 (144A)† (d) (e) (f)	283,116	0

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
William Hill plc 4.750%, 05/01/26 (GBP)	200,000	$249,555
WMG Acquisition Corp.
3.875%, 07/15/30 (144A) (a)	430,000	434,322
5.500%, 04/15/26 (144A) (a)	373,000	385,943
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,039,000	928,606
7.750%, 04/15/25 (144A) (a)	452,000	455,254

		20,351,426

Environmental Control—0.8%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	516,000	535,175
GFL Environmental, Inc.
4.250%, 06/01/25 (144A)	186,000	187,627
5.125%, 12/15/26 (144A)	652,000	674,820
7.000%, 06/01/26 (144A) (a)	1,359,000	1,413,360
8.500%, 05/01/27 (144A)	973,000	1,058,137
Tervita Corp. 7.625%, 12/01/21 (144A)	579,000	454,515
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,075,000	1,026,077

		5,349,711

Food—3.0%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4.625%, 01/15/27 (144A)	1,035,000	1,035,000
4.875%, 02/15/30 (144A)	542,000	554,536
5.750%, 03/15/25	86,000	87,882
5.875%, 02/15/28 (144A)	521,000	537,552
Chobani LLC / Chobani Finance Corp., Inc. 7.500%, 04/15/25 (144A) (a)	396,000	382,140
JBS USA LUX S.A. / JBS USA Finance, Inc.
5.500%, 01/15/30 (144A)	1,091,000	1,118,275
6.500%, 04/15/29 (144A)	1,029,000	1,092,026
6.750%, 02/15/28 (144A) (a)	179,000	189,071
Kraft Heinz Foods Co.
3.875%, 05/15/27 (144A) (a)	123,000	128,512
4.250%, 03/01/31 (144A)	2,869,000	3,041,245
4.375%, 06/01/46	864,000	849,082
4.625%, 10/01/39 (144A)	178,000	178,687
4.875%, 10/01/49 (144A)	2,308,000	2,349,403
5.000%, 07/15/35	257,000	282,688
5.000%, 06/04/42	314,000	330,745
5.200%, 07/15/45	765,000	829,338
5.500%, 06/01/50 (144A)	2,828,000	3,013,457
6.500%, 02/09/40	365,000	438,997
6.875%, 01/26/39	547,000	675,564
Lamb Weston Holdings, Inc. 4.875%, 05/15/28 (144A)	695,000	736,359
Picard Groupe SAS 3.000%, 3M EURIBOR + 3.000%, 11/30/23 (EUR) (b)	100,000	107,707
Post Holdings, Inc.
4.625%, 04/15/30 (144A)	504,000	494,575

Food—(Continued)
Post Holdings, Inc.
5.500%, 12/15/29 (144A)	513,000	530,504
5.750%, 03/01/27 (144A)	2,000	2,070
Simmons Foods, Inc. 7.750%, 01/15/24 (144A) (a)	590,000	615,488
Sysco Corp.
5.950%, 04/01/30	368,000	461,130
6.600%, 04/01/40	156,000	211,144
6.600%, 04/01/50	163,000	223,917
U.S. Foods, Inc. 6.250%, 04/15/25 (144A)	309,000	314,408

		20,811,502

Food Service—0.1%
Aramark International Finance Sarl 3.125%, 04/01/25 (EUR)	100,000	106,302
Aramark Services, Inc.
4.750%, 06/01/26	130,000	125,125
5.000%, 04/01/25 (144A) (a)	160,000	157,600
6.375%, 05/01/25 (144A) (a)	536,000	553,490

		942,517

Hand/Machine Tools—0.1%
Colfax Corp. 6.375%, 02/15/26 (144A)	550,000	574,750

Healthcare-Products—1.5%
Avantor, Inc.
4.750%, 10/01/24 (EUR)	107,000	123,659
6.000%, 10/01/24 (144A)	2,894,000	3,024,230
9.000%, 10/01/25 (144A)	1,531,000	1,649,652
DENTSPLY SIRONA, Inc. 3.250%, 06/01/30 (a)	450,000	471,464
Hologic, Inc. 4.625%, 02/01/28 (144A) (a)	620,000	643,250
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
7.250%, 02/01/28 (144A) (a)	2,643,000	2,686,557
7.375%, 06/01/25 (144A)	1,300,000	1,321,125
Teleflex, Inc. 4.250%, 06/01/28 (144A) (a)	905,000	927,625

		10,847,562

Healthcare-Services—4.5%
Acadia Healthcare Co., Inc.
5.125%, 07/01/22	154,000	154,046
5.500%, 07/01/28 (144A)	436,000	437,090
5.625%, 02/15/23	165,000	165,058
AHP Health Partners, Inc. 9.750%, 07/15/26 (144A) (a)	392,000	402,780
Catalent Pharma Solutions, Inc.
2.375%, 03/01/28 (EUR)	186,000	197,449
4.875%, 01/15/26 (144A)	26,000	26,395
5.000%, 07/15/27 (144A) (a)	102,000	105,889

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Centene Corp.
3.375%, 02/15/30	1,011,000	$1,020,817
4.250%, 12/15/27	1,710,000	1,764,566
4.625%, 12/15/29	2,783,000	2,946,557
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	171,000	170,913
5.500%, 04/01/26 (144A)	669,000	695,760
CHS/Community Health Systems, Inc.
6.625%, 02/15/25 (144A) (a)	880,000	827,200
8.000%, 03/15/26 (144A)	1,986,000	1,877,167
8.625%, 01/15/24 (144A)	1,595,000	1,559,719
Encompass Health Corp.
4.500%, 02/01/28	100,000	95,912
4.750%, 02/01/30	141,000	134,655
HCA, Inc.
3.500%, 09/01/30 (a)	3,067,000	2,953,333
5.375%, 02/01/25	786,000	842,002
5.625%, 09/01/28	1,305,000	1,455,610
5.875%, 02/15/26	65,000	71,338
5.875%, 02/01/29 (a)	153,000	173,133
IQVIA, Inc.
2.875%, 06/15/28 (EUR)	138,000	154,074
3.250%, 03/15/25 (EUR)	325,000	367,673
5.000%, 10/15/26 (144A)	299,000	307,581
5.000%, 05/15/27 (144A)	331,000	338,593
LifePoint Health, Inc.
4.375%, 02/15/27 (144A) (a)	161,000	152,145
6.750%, 04/15/25 (144A) (a)	412,000	425,390
MEDNAX, Inc.
5.250%, 12/01/23 (144A)	358,000	356,210
6.250%, 01/15/27 (144A) (a)	222,000	222,000
Molina Healthcare, Inc.
4.375%, 06/15/28 (144A)	427,000	428,067
5.375%, 11/15/22	40,000	40,800
Polaris Intermediate Corp. 8.500%, 9.250% PIK, 12/01/22 (144A) (a) (c)	930,698	819,014
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A)	1,440,000	1,299,600
10.000%, 04/15/27 (144A) (a)	510,000	510,000
Synlab Bondco plc 4.750%, 3M EURIBOR + 4.750%, 07/01/25 (EUR) (b)	138,000	154,733
Tenet Healthcare Corp.
4.625%, 07/15/24	255,000	249,882
4.625%, 09/01/24 (144A)	707,000	691,092
4.625%, 06/15/28 (144A)	304,000	297,823
4.875%, 01/01/26 (144A)	2,386,000	2,336,992
5.125%, 11/01/27 (144A)	1,368,000	1,349,806
6.250%, 02/01/27 (144A)	195,000	193,538
7.500%, 04/01/25 (144A) (a)	393,000	417,563
8.125%, 04/01/22 (a)	1,310,000	1,375,500
West Street Merger Sub, Inc. 6.375%, 09/01/25 (144A)	805,000	778,837

		31,344,302

Home Builders—1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co. 6.625%, 01/15/28 (144A)	145,000	142,462
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A)	646,000	539,798
6.250%, 09/15/27 (144A)	133,000	127,189
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	273,000
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A)	710,000	699,350
Mattamy Group Corp.
4.625%, 03/01/30 (144A) (a)	445,000	427,200
5.250%, 12/15/27 (144A) (a)	310,000	308,450
MDC Holdings, Inc. 6.000%, 01/15/43	268,000	282,070
Meritage Homes Corp. 5.125%, 06/06/27	129,000	132,870
Picasso Finance Sub, Inc. 6.125%, 06/15/25 (144A)	1,080,000	1,100,250
PulteGroup, Inc.
5.000%, 01/15/27	54,000	57,780
6.000%, 02/15/35	583,000	671,033
6.375%, 05/15/33 (a)	424,000	496,080
7.875%, 06/15/32 (a)	47,000	60,057
Taylor Morrison Communities, Inc. 5.875%, 06/15/27 (144A)	81,000	83,895
Toll Brothers Finance Corp. 4.350%, 02/15/28	29,000	30,087
TRI Pointe Group, Inc.
5.250%, 06/01/27	174,000	173,130
5.700%, 06/15/28	120,000	121,800
5.875%, 06/15/24 (a)	107,000	110,421
Williams Scotsman International, Inc.
6.875%, 08/15/23 (144A) (a)	1,100,000	1,129,106
7.875%, 12/15/22 (144A)	111,000	115,371
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	210,000	210,000

		7,291,399

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.500%, 06/15/26 (a)	14,000	14,140

Household Products/Wares—0.1%
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A) (a)	170,000	167,875
5.500%, 07/15/30 (144A)	331,000	331,414

		499,289

Housewares—0.1%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	498,000	517,870
Newell Brands, Inc. 4.875%, 06/01/25 (a)	305,000	319,421

		837,291

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—1.0%
Acrisure LLC / Acrisure Finance, Inc. 8.125%, 02/15/24 (144A)	227,000	$236,012
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750%, 10/15/27 (144A) (a)	2,688,000	2,678,915
AmWINS Group, Inc. 7.750%, 07/01/26 (144A)	99,000	103,950
Ardonagh Midco 2 plc 11.500%, 01/15/27 (144A)	200,000	201,000
Ardonagh Midco 3 plc 8.625%, 07/15/23 (144A)† (a)	630,000	658,035
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	100,000	127,857
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	124,839
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	611,000	628,945
HUB International, Ltd. 7.000%, 05/01/26 (144A)	2,199,000	2,199,000
Willis North America, Inc. 2.950%, 09/15/29	40,000	42,378

		7,000,931

Internet—2.0%
Booking Holdings, Inc.
4.500%, 04/13/27	335,000	384,567
4.625%, 04/13/30	3,149,000	3,682,802
Expedia Group, Inc. 6.250%, 05/01/25 (144A)	1,254,000	1,339,010
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 5.250%, 12/01/27 (144A)	172,000	175,010
Match Group, Inc.
4.125%, 08/01/30 (144A) (a)	182,000	178,189
4.625%, 06/01/28 (144A)	397,000	401,427
Netflix, Inc.
3.000%, 06/15/25 (EUR)	100,000	115,580
3.625%, 06/15/30 (EUR)	118,000	136,219
4.875%, 06/15/30 (144A)	646,000	690,167
5.375%, 11/15/29 (144A)	995,000	1,092,848
5.875%, 11/15/28	1,745,000	1,984,589
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. 10.750%, 06/01/28 (144A)	199,000	206,960
Uber Technologies, Inc.
7.500%, 11/01/23 (144A)	633,000	639,330
7.500%, 05/15/25 (144A)	1,578,000	1,589,835
7.500%, 09/15/27 (144A) (a)	898,000	898,000
8.000%, 11/01/26 (144A)	186,000	189,348
United Group B.V. 4.875%, 07/01/24 (EUR)	100,000	111,217

		13,815,098

Investment Companies—0.5%
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.750%, 09/15/24	254,000	240,030
5.250%, 05/15/27	860,000	829,900
6.250%, 05/15/26	124,000	124,171

Investment Companies—(Continued)
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
6.375%, 12/15/25	314,000	310,860
6.750%, 02/01/24	50,000	50,375
Owl Rock Capital Corp.
3.750%, 07/22/25	1,425,000	1,392,303
4.000%, 03/30/25	265,000	261,725
5.250%, 04/15/24	196,000	204,854

		3,414,218

Iron/Steel—0.3%
ArcelorMittal S.A. 1.750%, 11/19/25 (EUR)	100,000	106,836
Big River Steel LLC / BRS Finance Corp. 7.250%, 09/01/25 (144A)	558,000	532,890
thyssenKrupp AG
1.875%, 03/06/23 (EUR)	43,000	46,328
2.875%, 02/22/24 (EUR)	181,000	195,630
United States Steel Corp. 12.000%, 06/01/25 (144A) (a)	1,095,000	1,122,375

		2,004,059

Leisure Time—0.5%
Carnival Corp. 11.500%, 04/01/23 (144A) (a)	1,068,000	1,153,374
Pinnacle Bidco plc 6.375%, 02/15/25 (GBP)	100,000	104,654
Royal Caribbean Cruises, Ltd.
9.125%, 06/15/23 (144A) (a)	362,000	359,105
10.875%, 06/01/23 (144A)	230,000	236,339
11.500%, 06/01/25 (144A) (a)	480,000	500,363
Sabre GLBL, Inc.
5.250%, 11/15/23 (144A)	97,000	89,240
9.250%, 04/15/25 (144A) (a)	983,000	1,035,837

		3,478,912

Lodging—1.0%
Boyd Gaming Corp.
6.375%, 04/01/26	120,000	114,000
8.625%, 06/01/25 (144A)	318,000	332,310
Hilton Domestic Operating Co., Inc.
4.250%, 09/01/24	94,000	91,199
4.875%, 01/15/30	1,623,000	1,598,655
5.125%, 05/01/26	728,000	724,819
5.375%, 05/01/25 (144A) (a)	386,000	384,553
5.750%, 05/01/28 (144A)	436,000	440,360
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	352,426
Las Vegas Sands Corp.
2.900%, 06/25/25	117,000	113,551
3.500%, 08/18/26	105,000	104,703
3.900%, 08/08/29	96,000	94,344
Marriott International, Inc. 5.750%, 05/01/25	300,000	326,946
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	86,000	86,645

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
MGM Resorts International
5.750%, 06/15/25 (a)	61,000	$60,315
6.000%, 03/15/23	859,000	867,590
7.750%, 03/15/22	767,000	780,192
NH Hotel Group S.A. 3.750%, 10/01/23 (EUR)	89,921	90,378
Station Casinos LLC 4.500%, 02/15/28 (144A)	422,000	354,480
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A) (a)	426,000	368,277

		7,285,743

Machinery-Construction & Mining—0.1%
BWX Technologies, Inc. 4.125%, 06/30/28 (144A)	549,000	547,628
Terex Corp. 5.625%, 02/01/25 (144A)	149,000	135,590

		683,218

Machinery-Diversified—0.7%
Clark Equipment Co. 5.875%, 06/01/25 (144A) (a)	561,000	573,622
Husky III Holding, Ltd. 13.000%, PIK, 02/15/25 (144A) (c)	579,000	557,288
Mueller Water Products, Inc. 5.500%, 06/15/26 (144A)	240,000	248,400
Platin 1426 GmbH 5.375%, 06/15/23 (EUR)	100,000	103,751
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	498,000	500,490
SPX FLOW, Inc. 5.625%, 08/15/24 (144A)	248,000	253,580
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	365,000	381,425
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A) (a)	1,256,000	1,188,490
Vertical Holdco GmbH 7.625%, 07/15/28 (144A)	234,000	234,000
Vertical Midco GmbH
4.375%, 07/15/27 (EUR)	100,000	112,350
4.750%, 3M EURIBOR + 4.750%, 07/15/27 (EUR) (b)	115,000	128,556
Vertical U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	852,000	852,000

		5,133,952

Media—6.0%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	105,047
3.000%, 01/15/28 (EUR)	148,000	152,560
5.000%, 01/15/28 (144A)	792,000	786,741
7.500%, 05/15/26 (144A)	2,140,000	2,247,000
AMC Networks, Inc. 4.750%, 08/01/25 (a)	595,000	584,588
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	281,520

Media—(Continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 08/15/30 (144A)	2,052,000	2,094,066
4.500%, 05/01/32 (144A)	2,824,000	2,859,300
4.750%, 03/01/30 (144A) (a)	740,000	757,161
5.000%, 02/01/28 (144A)	950,000	980,875
5.375%, 06/01/29 (144A)	641,000	676,255
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A) (a)	3,281,000	3,149,760
9.250%, 02/15/24	924,000	857,130
CSC Holdings LLC
4.125%, 12/01/30 (144A) (a)	1,474,000	1,461,191
4.625%, 12/01/30 (144A) (a)	879,000	853,825
5.375%, 02/01/28 (144A)	600,000	627,000
5.500%, 05/15/26 (144A)	927,000	951,445
5.750%, 01/15/30 (144A) (a)	1,209,000	1,262,788
6.500%, 02/01/29 (144A)	1,094,000	1,195,195
6.625%, 10/15/25 (144A)	301,000	312,664
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	572,000	414,608
DISH DBS Corp.
5.000%, 03/15/23	1,800,000	1,795,680
5.875%, 07/15/22	2,201,000	2,237,977
6.750%, 06/01/21	640,000	652,000
7.750%, 07/01/26 (a)	1,108,000	1,174,602
Dolya Holdco 18 DAC 5.000%, 07/15/28 (144A)	1,416,000	1,397,875
Entercom Media Corp. 6.500%, 05/01/27 (144A)	484,000	434,390
GCI LLC 6.625%, 06/15/24 (144A)	331,000	346,378
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (144A)	1,106,000	1,128,120
Meredith Corp. 6.875%, 02/01/26 (a)	128,000	106,113
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	371,629
NBCUniversal Enterprise, Inc. 5.250%, 12/31/49 (144A)	255,000	255,638
Radiate Holdco LLC / Radiate Finance, Inc.
6.625%, 02/15/25 (144A) (a)	293,000	291,597
6.875%, 02/15/23 (144A) (a)	252,000	255,150
Sirius XM Radio, Inc.
4.125%, 07/01/30 (144A)	963,000	949,961
5.000%, 08/01/27 (144A) (a)	957,000	981,710
5.500%, 07/01/29 (144A)	244,000	258,096
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 ((EUR) (c)	104,875	110,225
TEGNA, Inc. 5.500%, 09/15/24 (144A) (a)	158,000	159,580
Tele Columbus AG 3.875%, 05/02/25 (EUR)	100,000	104,485
Telenet Finance Luxembourg Notes S.a.r.l.
5.500%, 03/01/28 (144A)	800,000	834,000
Univision Communications, Inc.
5.125%, 02/15/25 (144A)	248,000	233,586
6.625%, 06/01/27 (144A)	1,209,000	1,154,595

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
UPCB Finance VII, Ltd. 3.625%, 06/15/29 (EUR)	100,000	$109,325
Videotron, Ltd. 5.125%, 04/15/27 (144A)	476,000	493,912
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A) (a)	742,000	742,464
5.500%, 05/15/29 (144A)	988,000	1,041,243
Ziggo B.V.
4.250%, 01/15/27 (EUR)	90,000	104,007
4.875%, 01/15/30 (144A)	380,000	382,060
5.500%, 01/15/27 (144A)	708,000	719,533
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A) (a)	503,000	499,077
6.000%, 01/15/27 (144A)	351,000	356,265

		42,291,992

Metal Fabricate/Hardware—0.2%
Advanced Drainage Systems, Inc. 5.000%, 09/30/27 (144A)	561,000	565,208
Grinding Media, Inc. / Moly-Cop AltaSteel, Ltd. 7.375%, 12/15/23 (144A)	730,000	726,350

		1,291,558

Mining—2.5%
Anglo American Capital plc 5.625%, 04/01/30 (144A)	325,000	392,491
Arconic Corp.
6.000%, 05/15/25 (144A)	920,000	946,450
6.125%, 02/15/28 (144A)	499,000	498,875
Constellium SE
5.625%, 06/15/28 (144A)	513,000	505,649
5.875%, 02/15/26 (144A) (a)	2,404,000	2,414,361
Freeport-McMoRan, Inc.
3.550%, 03/01/22	166,000	166,000
3.875%, 03/15/23	1,261,000	1,262,640
4.250%, 03/01/30 (a)	869,000	842,930
5.450%, 03/15/43	4,996,000	4,896,080
Kaiser Aluminum Corp. 4.625%, 03/01/28 (144A)	310,000	296,459
New Gold, Inc.
6.250%, 11/15/22 (144A)	755,000	763,003
6.375%, 05/15/25 (144A)	485,000	489,850
7.500%, 07/15/27 (144A)	661,000	681,947
Novelis Corp.
4.750%, 01/30/30 (144A)	1,849,000	1,765,795
5.875%, 09/30/26 (144A)	1,891,000	1,886,537

		17,809,067

Miscellaneous Manufacturing—0.2%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	349,594
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	161,000

Miscellaneous Manufacturing—(Continued)
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A) (a)	366,000	362,490
General Electric Co.
4.250%, 05/01/40	320,000	314,634
4.350%, 05/01/50	255,000	252,716

		1,440,434

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
4.125%, 05/01/25	477,000	477,596
5.000%, 09/01/25	33,000	33,949
Xerox Corp. 4.800%, 03/01/35	435,000	405,546

		917,091

Oil & Gas—6.2%
Apache Corp.
3.250%, 04/15/22	23,000	22,318
4.250%, 01/15/44	389,000	292,786
4.750%, 04/15/43	737,000	593,170
5.250%, 02/01/42	70,000	57,112
5.350%, 07/01/49	164,000	130,821
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.000%, 04/01/22 (144A)	1,051,000	895,977
Baytex Energy Corp. 8.750%, 04/01/27 (144A)	625,000	306,250
BP Capital Markets plc
3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR) (b)	100,000	112,814
3.625%, 5Y EUR Swap + 4.120%, 03/22/29 (EUR) (b)	100,000	112,831
4.250%, 5Y UK Government Bond + 4.170%, 03/22/27 (GBP) (b)	100,000	124,839
Callon Petroleum Co.
6.125%, 10/01/24	529,000	179,860
6.250%, 04/15/23	448,000	169,689
6.375%, 07/01/26	294,000	97,020
8.250%, 07/15/25	647,000	226,450
Centennial Resource Production LLC 6.875%, 04/01/27 (144A)	428,000	226,840
Citgo Petroleum Corp. 7.000%, 06/15/25 (144A)	600,000	600,750
CNX Resources Corp. 5.875%, 04/15/22 (a)	814,000	799,755
7.250%, 03/14/27 (144A) (a)	191,000	175,720
Comstock Resources, Inc.
7.500%, 05/15/25 (144A)	1,027,000	930,719
9.750%, 08/15/26	810,000	756,791
Continental Resources, Inc.
4.500%, 04/15/23	316,000	301,850
4.900%, 06/01/44	544,000	433,160
5.000%, 09/15/22	952,000	936,949
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	2,666,000	2,389,402
CVR Energy, Inc.
5.250%, 02/15/25 (144A) (a)	496,000	456,320
5.750%, 02/15/28 (144A)	165,000	144,375

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Diamondback Energy, Inc. 3.500%, 12/01/29	1,202,000	$1,161,214
Endeavor Energy Resources L.P. / EER Finance, Inc.
5.500%, 01/30/26 (144A)	1,388,000	1,329,010
5.750%, 01/30/28 (144A)	813,000	780,480
6.625%, 07/15/25 (144A) (a)	439,000	442,433
EOG Resources, Inc.
4.375%, 04/15/30	95,000	113,086
4.950%, 04/15/50	55,000	71,548
EQT Corp.
3.900%, 10/01/27	759,000	617,393
7.000%, 02/01/30	413,000	425,402
Extraction Oil & Gas, Inc.
5.625%, 02/01/26 (144A) † (d)	1,071,000	206,168
7.375%, 05/15/24 (144A) † (d)	969,000	186,533
Exxon Mobil Corp.
2.610%, 10/15/30 (a)	426,000	454,155
3.452%, 04/15/51	250,000	277,416
Great Western Petroleum LLC / Great Western Finance Corp. 9.000%, 09/30/21 (144A)	842,000	505,200
Hess Corp. 5.800%, 04/01/47	80,000	86,799
Indigo Natural Resources LLC 6.875%, 02/15/26 (144A)	1,125,000	1,046,250
Ithaca Energy North Sea plc 9.375%, 07/15/24 (144A)	200,000	160,500
Matador Resources Co. 5.875%, 09/15/26	981,000	725,940
MEG Energy Corp.
6.500%, 01/15/25 (144A)	1,291,000	1,203,857
7.000%, 03/31/24 (144A) (a)	852,000	730,590
7.125%, 02/01/27 (144A)	473,000	393,181
Murphy Oil Corp.
5.750%, 08/15/25	271,000	244,718
6.375%, 12/01/42	64,000	49,658
Nabors Industries, Ltd.
7.250%, 01/15/26 (144A)	212,000	130,380
7.500%, 01/15/28 (144A)	161,000	99,015
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A)	400,000	348,000
Occidental Petroleum Corp.
2.600%, 08/13/21	1,373,000	1,341,819
2.700%, 08/15/22	935,000	870,438
2.900%, 08/15/24	585,000	500,175
3.000%, 02/15/27	47,000	36,434
3.200%, 08/15/26	100,000	80,723
3.500%, 08/15/29	146,000	107,208
4.100%, 02/01/21	1,012,000	1,016,048
4.100%, 02/15/47	133,000	89,609
4.200%, 03/15/48	758,000	513,318
4.300%, 08/15/39	1,100,000	758,681
4.400%, 04/15/46	1,050,000	732,060
4.400%, 08/15/49	257,000	178,669
4.500%, 07/15/44	441,000	304,290
4.625%, 06/15/45	1,085,000	759,500

Oil & Gas—(Continued)
Occidental Petroleum Corp.
4.850%, 03/15/21	145,000	143,913
6.200%, 03/15/40	1,599,000	1,339,162
6.600%, 03/15/46	51,000	44,394
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	490,738
Parsley Energy LLC / Parsley Finance Corp.
4.125%, 02/15/28 (144A)	525,000	475,125
5.250%, 08/15/25 (144A)	43,000	41,295
5.375%, 01/15/25 (144A) (a)	279,000	271,071
5.625%, 10/15/27 (144A) (a)	477,000	469,845
PBF Holding Co. LLC / PBF Finance Corp. 9.250%, 05/15/25 (144A)	1,204,000	1,285,270
PDC Energy, Inc.
5.750%, 05/15/26	337,000	306,670
6.125%, 09/15/24	384,000	357,120
6.250%, 12/01/25	246,000	207,255
QEP Resources, Inc.
5.250%, 05/01/23	175,000	115,500
5.375%, 10/01/22	1,021,000	775,960
5.625%, 03/01/26	339,000	215,265
6.875%, 03/01/21	130,000	124,150
Range Resources Corp.
5.000%, 08/15/22 (a)	579,000	526,890
5.000%, 03/15/23 (a)	640,000	545,600
5.875%, 07/01/22	176,000	161,920
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	111,788
SM Energy Co. 10.000%, 01/15/25 (144A) (a)	694,000	658,870
Southwestern Energy Co.
4.100%, 03/15/22	525,000	501,165
6.200%, 01/23/25	281,000	240,606
7.500%, 04/01/26 (a)	210,000	183,813
Sunoco L.P. / Sunoco Finance Corp.
4.875%, 01/15/23	435,000	428,475
5.500%, 02/15/26	73,000	70,810
5.875%, 03/15/28 (a)	282,000	279,930
6.000%, 04/15/27	131,000	129,690
Transocean, Inc.
6.500%, 11/15/20	65,000	59,150
8.000%, 02/01/27 (144A)	680,000	375,275
8.375%, 12/15/21	72,000	50,400
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A)	296,000	290,352
WPX Energy, Inc.
4.500%, 01/15/30	1,100,000	971,971
5.250%, 09/15/24	248,000	244,280
5.250%, 10/15/27	280,000	261,573
5.750%, 06/01/26	97,000	94,090
5.875%, 06/15/28 (a)	447,000	428,003
8.250%, 08/01/23	91,000	101,010

		43,930,860

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.3%
Archrock Partners L.P. / Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	46,000	$42,104
6.875%, 04/01/27 (144A)	445,000	419,190
ChampionX Corp. 6.375%, 05/01/26	518,000	481,362
Pioneer Energy Services Corp. 11.000%, 3M LIBOR +9.500%, 05/15/25 (144A) † (b) (c) (e) (f)	722,851	578,281
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp.
6.875%, 04/01/26	588,000	568,155
6.875%, 09/01/27	305,000	289,689

		2,378,781

Packaging & Containers—1.9%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	1,427,000	1,411,838
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.125%, 08/15/26 (144A)	1,091,000	1,079,490
4.750%, 07/15/27 (144A) (GBP)	151,000	181,491
4.750%, 07/15/27 (GBP)	100,000	120,193
5.250%, 04/30/25 (144A)	497,000	510,046
5.250%, 08/15/27 (144A)	1,600,000	1,570,592
Ball Corp.
4.875%, 03/15/26	402,000	436,837
5.250%, 07/01/25	37,000	40,541
Crown Americas LLC / Crown Americas Capital Corp.
4.250%, 09/30/26	23,000	23,575
4.750%, 02/01/26	455,000	463,659
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	92,430
Crown European Holdings S.A.
2.250%, 02/01/23 (144A) (EUR)	100,000	112,210
3.375%, 05/15/25 (EUR)	128,000	148,818
Intertape Polymer Group, Inc. 7.000%, 10/15/26 (144A) (a)	273,000	280,562
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	339,000	352,665
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	1,054,000	1,035,226
OI European Group B.V.
2.875%, 02/15/25 (EUR)	100,000	108,103
3.125%, 11/15/24 (EUR)	100,000	110,494
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC 7.000%, 07/15/24 (144A)	617,000	618,734
Silgan Holdings, Inc. 2.250%, 06/01/28 (EUR)	100,000	107,789
Trivium Packaging Finance B.V.
3.750%, 08/15/26 (EUR)	128,000	141,137
5.500%, 08/15/26 (144A)	1,724,000	1,739,085
8.500%, 08/15/27 (144A) (a)	2,786,000	2,977,537

		13,663,052

Pharmaceuticals—1.9%
Bausch Health Americas, Inc. 8.500%, 01/31/27 (144A)	1,101,000	1,168,436

Pharmaceuticals—(Continued)
Bausch Health Cos., Inc.
4.500%, 05/15/23 (EUR)	1,217,000	1,351,643
5.000%, 01/30/28 (144A)	49,000	46,133
5.250%, 01/30/30 (144A)	268,000	254,265
5.500%, 03/01/23 (144A)	932,000	926,371
5.500%, 11/01/25 (144A)	301,000	307,640
5.750%, 08/15/27 (144A) (a)	172,000	182,320
6.125%, 04/15/25 (144A)	243,000	246,468
6.250%, 02/15/29 (144A) (a)	1,164,000	1,169,820
7.000%, 01/15/28 (144A)	282,000	290,460
7.250%, 05/30/29 (144A)	1,387,000	1,455,143
9.000%, 12/15/25 (144A)	1,452,000	1,564,109
Bayer AG 3.750%, 5Y EUR Swap + 2.550%, 07/01/74 (EUR) (b)	100,000	116,112
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	108,833
Elanco Animal Health, Inc. 5.650%, 08/28/28 (a)	76,000	84,269
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 06/30/28 (144A)	285,000	183,825
9.500%, 07/31/27 (144A) (a)	370,000	391,349
Nidda Bond Co. GmbH 7.250%, 09/30/25 (EUR)	175,000	200,065
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	100,000	110,523
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	2,479,000	2,543,950
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	168,672
Vizient, Inc. 6.250%, 05/15/27 (144A) (a)	198,000	207,405

		13,077,811

Pipelines—4.3%
Buckeye Partners L.P.
3.950%, 12/01/26	110,000	103,403
4.125%, 03/01/25 (144A)	300,000	287,781
4.500%, 03/01/28 (144A)	373,000	350,620
5.600%, 10/15/44	367,000	293,600
5.850%, 11/15/43	281,000	243,852
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	1,381,000	1,515,268
Cheniere Energy Partners L.P.
4.500%, 10/01/29	865,000	843,375
5.250%, 10/01/25	11,000	10,964
5.625%, 10/01/26	406,000	402,017
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp. 5.625%, 05/01/27 (144A)	829,000	691,129
DCP Midstream Operating L.P.
5.125%, 05/15/29	248,000	236,840
5.375%, 07/15/25	226,000	224,305
5.625%, 07/15/27	431,000	434,232
6.450%, 11/03/36 (144A)	620,000	558,000
6.750%, 09/15/37 (144A)	949,000	851,528

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Energy Transfer Operating L.P.
3.750%, 05/15/30	170,000	$167,985
4.900%, 03/15/35	70,000	70,206
5.000%, 05/15/50	1,295,000	1,223,536
6.000%, 06/15/48	305,000	316,381
6.250%, 04/15/49	50,000	52,988
6.500%, 02/01/42	610,000	657,928
EnLink Midstream LLC 5.375%, 06/01/29	178,000	133,500
EnLink Midstream Partners L.P.
4.150%, 06/01/25	39,000	30,030
4.400%, 04/01/24	429,000	356,284
4.850%, 07/15/26	55,000	40,717
5.050%, 04/01/45	62,000	38,614
5.600%, 04/01/44	375,000	228,750
EQM Midstream Partners L.P.
4.125%, 12/01/26	103,000	93,708
6.000%, 07/01/25 (144A)	689,000	695,890
6.500%, 07/01/27 (144A)	766,000	784,637
Genesis Energy L.P. / Genesis Energy Finance Corp.
5.000%, 02/01/28 (144A)	448,000	426,720
5.625%, 06/15/24	316,000	274,920
6.000%, 05/15/23	434,000	390,600
6.500%, 10/01/25	111,000	94,905
7.750%, 02/01/28 (a)	246,000	218,940
Hess Midstream Partners L.P.
5.125%, 06/15/28 (144A)	325,000	312,787
5.625%, 02/15/26 (144A)	298,000	294,868
Kinder Morgan Energy Partners L.P. 4.700%, 11/01/42	640,000	682,725
Kinder Morgan, Inc.
5.200%, 03/01/48 (a)	107,000	129,905
5.550%, 06/01/45	220,000	267,051
MPLX L.P.
4.700%, 04/15/48	220,000	225,545
5.200%, 03/01/47	208,000	223,283
5.500%, 02/15/49	615,000	697,800
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	843,157
NuStar Logistics L.P. 6.000%, 06/01/26	239,000	234,220
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	384,000	373,340
3.800%, 09/15/30 (a)	380,000	374,199
4.300%, 01/31/43	110,000	95,554
4.900%, 02/15/45	235,000	217,300
5.150%, 06/01/42	115,000	111,301
6.650%, 01/15/37	285,000	309,307
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (144A)	1,496,000	1,651,850
Sunoco Logistics Partners Operations L.P.
4.000%, 10/01/27	505,000	517,362
5.300%, 04/01/44	260,000	250,778
5.400%, 10/01/47	249,000	244,938
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.500%, 09/15/24 (144A)	834,000	753,160

Pipelines—(Continued)
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5.000%, 01/15/28 (a)	1,223,000	1,150,085
5.125%, 02/01/25	314,000	302,225
5.375%, 02/01/27 (a)	22,000	21,230
5.500%, 03/01/30 (144A)	735,000	709,731
5.875%, 04/15/26 (a)	102,000	100,980
6.500%, 07/15/27	298,000	298,745
6.875%, 01/15/29 (a)	1,063,000	1,113,492
Transcontinental Gas Pipe Line Co. LLC 3.950%, 05/15/50 (144A)	85,000	90,966
Western Midstream Operating L.P.
3.100%, 02/01/25	181,000	171,266
3.950%, 06/01/25	395,000	370,004
4.000%, 07/01/22	94,000	93,699
4.050%, 02/01/30	339,000	326,267
4.650%, 07/01/26	294,000	281,593
4.750%, 08/15/28	149,000	142,668
5.250%, 02/01/50	684,000	592,693
5.300%, 03/01/48	871,000	706,599
5.450%, 04/01/44	704,000	586,291
5.500%, 08/15/48	146,000	118,260
Williams Cos., Inc. (The) 5.800%, 11/15/43	640,000	731,209

		30,062,586

Real Estate—0.4%
ADLER Real Estate AG
1.875%, 04/27/23 (EUR)	100,000	108,575
3.000%, 04/27/26 (EUR)	100,000	111,181
Citycon Oyj 4.496%, 5Y EUR Swap + 4.711%, 11/24/24 (EUR) (b)	100,000	95,808
Consus Real Estate AG 9.625%, 05/15/24 (EUR)	100,000	121,900
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A) (a)	919,000	958,057
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	200,000	189,000
Greystar Real Estate Partners LLC 5.750%, 12/01/25 (144A)	175,000	175,910
Heimstaden Bostad AB 3.248%, 5Y EUR Swap + 3.667%, 11/19/24 (EUR) (b)	100,000	107,047
Howard Hughes Corp. (The) 5.375%, 03/15/25 (144A) (a)	202,000	187,981
Peach Property Finance GmbH 3.500%, 02/15/23 (EUR)	100,000	111,450
Realogy Group LLC 7.625%, 06/15/25 (144A)	279,000	278,303
Summit Properties, Ltd. 2.000%, 01/31/25 (EUR)	100,000	102,469
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (e) (f)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	515,372

		3,063,053

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—3.7%
Brookfield Property REIT, Inc. 5.750%, 05/15/26 (144A) (a)	364,000	$307,580
Diversified Healthcare Trust 9.750%, 06/15/25	557,000	598,079
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	230,000	229,816
4.000%, 01/15/30	1,065,000	1,058,983
4.000%, 01/15/31	385,000	380,415
5.250%, 06/01/25	794,000	863,404
5.375%, 04/15/26	229,000	250,269
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	117,758
Iron Mountain, Inc.
3.000%, 01/15/25 (EUR)	110,000	120,265
4.875%, 09/15/27 (144A)	389,000	378,960
4.875%, 09/15/29 (144A)	33,000	32,092
5.250%, 07/15/30 (144A) (a)	895,000	876,384
5.625%, 07/15/32 (144A)	1,090,000	1,087,711
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.250%, 02/01/27 (144A) (a)	720,000	576,000
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26 (a)	1,199,000	1,190,715
4.500%, 01/15/28	1,264,000	1,230,858
4.625%, 06/15/25 (144A)	934,000	915,395
5.625%, 05/01/24	170,000	176,812
5.750%, 02/01/27	405,000	415,125
MPT Operating Partnership L.P. / MPT Finance Corp.
4.625%, 08/01/29 (a)	1,177,000	1,182,885
5.000%, 10/15/27 (a)	1,585,000	1,628,587
Ryman Hospitality Properties, Inc. 4.750%, 10/15/27 (144A)	877,000	776,145
SBA Communications Corp.
3.875%, 02/15/27 (144A)	2,186,000	2,175,070
4.875%, 09/01/24 (a)	853,000	874,402
Service Properties Trust
4.350%, 10/01/24	89,000	80,216
4.500%, 06/15/23	90,000	86,169
7.500%, 09/15/25	740,000	776,778
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC 7.875%, 02/15/25 (144A)	346,000	350,591
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC
6.000%, 04/15/23 (144A)	501,000	488,475
8.250%, 10/15/23	259,000	243,460
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A)	866,000	814,040
3.750%, 02/15/27 (144A)	920,000	864,800
4.125%, 08/15/30 (144A)	2,149,000	2,049,609
4.250%, 12/01/26 (144A)	1,916,000	1,838,574
4.625%, 12/01/29 (144A)	938,000	914,550

		25,950,972

Retail—3.0%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A) (a)	480,000	465,682

Retail—(Continued)
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24 (144A)	27,000	27,048
4.375%, 01/15/28 (144A) (a)	636,000	623,401
5.000%, 10/15/25 (144A)	2,843,000	2,828,785
5.750%, 04/15/25 (144A) (a)	699,000	733,950
Asbury Automotive Group, Inc.
4.500%, 03/01/28 (144A) (a)	197,000	191,090
4.750%, 03/01/30 (144A) (a)	197,000	192,075
B&M European Value Retail S.A. 4.125%, 02/01/22 (GBP)	100,000	123,291
Dufry One B.V. 2.000%, 02/15/27 (EUR)	100,000	87,024
eG Global Finance plc
6.250%, 10/30/25 (EUR)	180,000	196,163
6.750%, 02/07/25 (144A)	358,000	352,630
8.500%, 10/30/25 (144A)	525,000	538,125
Ferrellgas L.P. / Ferrellgas Finance Corp. 10.000%, 04/15/25 (144A) (a)	1,679,000	1,809,122
Gap, Inc. (The) 8.875%, 05/15/27 (144A) (a)	357,000	382,882
Golden Nugget, Inc. 6.750%, 10/15/24 (144A)	2,536,000	1,822,750
IRB Holding Corp. 7.000%, 06/15/25 (144A)	385,000	396,069
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC 5.250%, 06/01/26 (144A) (a)	80,000	82,000
L Brands, Inc.
6.750%, 07/01/36	153,000	125,460
6.875%, 07/01/25 (144A)	831,000	858,007
6.875%, 11/01/35	822,000	683,822
9.375%, 07/01/25 (144A)	18,000	18,023
Macy’s, Inc. 8.375%, 06/15/25 (144A) (a)	1,403,000	1,395,985
Marks & Spencer plc 3.250%, 07/10/27 (GBP)	100,000	121,128
Murphy Oil USA, Inc. 4.750%, 09/15/29 (a)	351,000	358,898
Nordstrom, Inc. 8.750%, 05/15/25 (144A)	1,705,000	1,834,824
Penske Automotive Group, Inc. 5.500%, 05/15/26 (a)	231,000	230,423
PetSmart, Inc.
5.875%, 06/01/25 (144A) (a)	937,000	938,757
7.125%, 03/15/23 (144A)	728,000	717,866
SRS Distribution, Inc. 8.250%, 07/01/26 (144A)	938,000	952,070
Staples, Inc. 7.500%, 04/15/26 (144A) (a)	1,292,000	1,015,189
Yum! Brands, Inc.
4.750%, 01/15/30 (144A)	378,000	383,670
5.350%, 11/01/43 (a)	14,000	13,440
7.750%, 04/01/25 (144A)	434,000	468,177

		20,967,826

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—1.3%
AMS AG 6.000%, 07/31/25 (EUR)	151,000	167,952
Broadcom, Inc.
4.150%, 11/15/30 (144A)	1,115,000	$1,213,169
4.300%, 11/15/32 (144A)	1,930,000	2,130,573
5.000%, 04/15/30 (144A)	2,105,000	2,418,894
Entegris, Inc. 4.375%, 04/15/28 (144A) (a)	501,000	509,768
Infineon Technologies AG 2.875%, 5Y EUR Swap + 3.388%, 01/01/25 (EUR) (b)	100,000	109,362
Microchip Technology, Inc. 4.250%, 09/01/25 (144A) (a)	2,130,000	2,147,549
Qorvo, Inc. 4.375%, 10/15/29 (144A)	445,000	455,716

		9,152,983

Software—5.0%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	1,549,000	1,613,671
Ascend Learning LLC
6.875%, 08/01/25 (144A) (a)	1,449,000	1,457,912
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	100,000	116,050
7.125%, 10/02/25 (144A)	829,000	870,699
9.125%, 03/01/26 (144A)	1,307,000	1,352,745
Camelot Finance S.A. 4.500%, 11/01/26 (144A) (a)	662,000	660,345
Castle U.S. Holding Corp. 9.500%, 02/15/28 (144A)	686,000	634,550
CDK Global, Inc.
4.875%, 06/01/27	462,000	474,238
5.250%, 05/15/29 (144A)	115,000	119,418
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A) (a)	2,215,000	2,187,312
Dun & Bradstreet Corp. (The)
6.875%, 08/15/26 (144A)	1,487,000	1,576,220
10.250%, 02/15/27 (144A)	928,000	1,030,080
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	187,000	187,468
Genesys Telecommunications Laboratories, Inc. / Greeneden Lux 3 S.a.r.l. / Greeneden U.S. Holdings II LLC 10.000%, 11/30/24 (144A)	2,265,000	2,355,600
MSCI, Inc.
3.875%, 02/15/31 (144A) (a)	1,335,000	1,361,700
4.000%, 11/15/29 (144A)	68,000	69,360
Nuance Communications, Inc. 5.625%, 12/15/26 (a)	298,000	309,920
Open Text Corp. 3.875%, 02/15/28 (144A)	1,017,000	979,178
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	741,000	728,033
Oracle Corp.
3.600%, 04/01/50	3,037,000	3,422,739
3.850%, 04/01/60	3,074,000	3,596,603

Software—(Continued)
PTC, Inc. 4.000%, 02/15/28 (144A) (a)	419,000	415,883
Rackspace Hosting, Inc. 8.625%, 11/15/24 (144A) (a)	383,000	389,894
RP Crown Parent LLC 7.375%, 10/15/24 (144A)	1,281,000	1,277,797
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/24 (144A)	4,352,000	4,439,040
Sophia L.P. / Sophia Finance, Inc. 9.000%, 09/30/23 (144A) (a)	630,000	636,300
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,083,000	2,121,306
Veritas U.S., Inc. / Veritas Bermuda, Ltd. 7.500%, 02/01/23 (144A) (a)	200,000	197,000
VMware, Inc. 4.700%, 05/15/30	465,000	513,984

		35,095,045

Storage/Warehousing—0.2%
Mobile Mini, Inc. 5.875%, 07/01/24	1,350,000	1,389,555

Telecommunications—7.1%
Altice France Holding S.A.
6.000%, 02/15/28 (144A) (a)	856,000	808,389
8.000%, 05/15/27 (EUR)	100,000	118,402
10.500%, 05/15/27 (144A)	3,536,000	3,895,081
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	106,790
5.500%, 01/15/28 (144A) (a)	764,000	771,640
5.875%, 02/01/27 (EUR)	200,000	236,025
7.375%, 05/01/26 (144A)	3,915,000	4,087,025
8.125%, 02/01/27 (144A) (a)	2,130,000	2,332,350
CenturyLink, Inc.
5.125%, 12/15/26 (144A) (a)	1,691,000	1,686,772
6.750%, 12/01/23	578,000	621,229
7.500%, 04/01/24 (a)	675,000	741,704
7.600%, 09/15/39 (a)	822,000	884,678
7.650%, 03/15/42 (a)	1,000,000	1,072,500
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A)	980,000	999,600
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	865,000	835,331
CommScope, Inc.
5.500%, 03/01/24 (144A)	329,000	332,290
5.500%, 06/15/24 (144A) (a)	179,000	182,281
6.000%, 03/01/26 (144A)	719,000	736,975
Connect Finco SARL / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A) (a)	4,282,000	4,046,490
Frontier Communications Corp. 8.000%, 04/01/27 (144A) † (a)	2,828,000	2,870,420
Hughes Satellite Systems Corp. 5.250%, 08/01/26	61,000	63,086
Intelsat Jackson Holdings S.A. 8.000%, 02/15/24 (144A)	142,000	144,014

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Koninklijke KPN NV 2.000%, 5Y EUR Swap + 2.344%, 11/08/24 (EUR) (b)	200,000	$211,218
Level 3 Financing, Inc.
4.250%, 07/01/28 (144A)	1,758,000	1,755,679
4.625%, 09/15/27 (144A)	87,000	87,653
5.375%, 05/01/25	70,000	71,488
Nokia Oyj 6.625%, 05/15/39	397,000	468,063
Oi S.A. 10.000%, 07/27/25 (c)	40,000	33,300
Qualitytech L.P. / QTS Finance Corp. 4.750%, 11/15/25 (144A)	269,000	274,517
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	300,000	305,364
SES S.A. 4.625%, 5Y EUR Swap + 4.664%, 01/02/22 (EUR) (b)	100,000	113,473
SoftBank Group Corp.
4.000%, 04/20/23 (EUR)	194,000	219,703
4.500%, 04/20/25 (EUR)	200,000	229,194
4.750%, 07/30/25 (EUR)	100,000	115,670
5.000%, 04/15/28 (EUR)	100,000	116,282
Sprint Capital Corp.
6.875%, 11/15/28	1,502,000	1,830,487
8.750%, 03/15/32	1,433,000	2,048,459
Sprint Corp.
7.125%, 06/15/24	201,000	226,957
7.625%, 02/15/25	666,000	768,398
7.625%, 03/01/26 (a)	1,206,000	1,423,526
7.875%, 09/15/23	690,000	777,113
T-Mobile USA, Inc. 4.750%, 02/01/28 (a)	521,000	550,192
Telecom Italia Capital S.A.
6.000%, 09/30/34	1,013,000	1,101,131
6.375%, 11/15/33	341,000	384,051
7.200%, 07/18/36 (a)	177,000	210,630
7.721%, 06/04/38 (a)	334,000	420,252
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	65,557
Telecom Italia S.p.A.
4.000%, 04/11/24 (EUR)	100,000	117,428
5.303%, 05/30/24 (144A)	1,050,000	1,093,333
Telefonica Europe B.V.
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	200,000	231,441
5.875%, 10Y EUR Swap + 4.301%, 03/31/24 (EUR) (b)	100,000	121,066
Telesat Canada / Telesat LLC 4.875%, 06/01/27 (144A)	521,000	510,580
ViaSat, Inc.
5.625%, 04/15/27 (144A) (a)	679,000	695,126
6.500%, 07/15/28 (144A)	679,000	679,143
Vodafone Group Plc 3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	300,000	337,050
VTR Comunicaciones S.p.A. 5.125%, 01/15/28 (144A)	442,000	451,061

Telecommunications—(Continued)
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	1,936,000	1,837,380
6.125%, 03/01/28 (144A) (a)	2,386,000	2,320,385

		49,775,422

Toys/Games/Hobbies—0.2%
Mattel, Inc.
5.450%, 11/01/41	254,000	210,739
5.875%, 12/15/27 (144A) (a)	213,000	220,987
6.200%, 10/01/40	55,000	47,575
6.750%, 12/31/25 (144A) (a)	1,062,000	1,101,825

		1,581,126

Transportation—0.1%
Rubis Terminal Infra SAS 5.625%, 05/15/25 (EUR)	102,000	118,436
XPO Logistics, Inc.
6.250%, 05/01/25 (144A)	231,000	241,972
6.750%, 08/15/24 (144A)	20,000	20,952

		381,360

Total Corporate Bonds & Notes (Cost $624,807,365)		621,216,272

Floating Rate Loans (g)—8.1%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 4.260%, 3M LIBOR + 3.500%, 08/21/26	1,697,056	1,548,564
Terrier Media Buyer, Inc. Term Loan B, 4.428%, 1M LIBOR + 4.250%, 12/17/26	348,055	333,263

		1,881,827

Aerospace/Defense—0.1%
Sequa Mezzanine Holdings LLC 1st Lien Term Loan, 6.000%, 3M LIBOR + 5.000%, 11/28/21	395,760	363,769

Airlines—0.1%
JetBlue Airways Corp. Term Loan, 6.250%, 3M LIBOR + 5.250%, 06/12/24	125,000	122,760
Mileage Plus Holdings LLC Term Loan B, 06/25/27 (h)	402,000	399,811

		522,571

Auto Parts & Equipment—0.1%
Clarios Global L.P. Term Loan B, 3.678%, 1M LIBOR + 3.500%, 04/30/26	597,341	570,959

Building Materials—0.0%
CPG International, Inc. Term Loan, 4.750%, 12M LIBOR + 3.750%, 05/05/24	148,659	147,544

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.5%
Alpha 3 B.V. Term Loan B1, 4.000%, 3M LIBOR + 3.000%, 01/31/24	1,583,692	$1,527,273
Ascend Performance Materials Operations LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 08/27/26	901,190	882,416
Diamond (BC) B.V. Term Loan, 3.760%, 3M LIBOR + 3.000%, 09/06/24	456,320	421,335
Illuminate Buyer LLC Term Loan, 06/16/27 (h)	631,000	622,718
SK Invictus Intermediate II Sarl 2nd Lien Term Loan, 8.529%, 3M LIBOR + 6.750%, 03/30/26	113,750	92,137

		3,545,879

Coal—0.0%
CONSOL Energy, Inc. 1st Lien Term Loan B, 4.680%, 1M LIBOR + 4.500%, 09/27/24	303,483	243,166

Commercial Services—0.6%
Amentum Government Services Holdings LLC Term Loan B, 4.178%, 1M LIBOR + 4.000%, 02/01/27	144,000	142,200
AVSC Holding Corp. 2nd Lien Term Loan, 8.250%, 3M LIBOR + 7.250%, 09/01/25	658,678	410,027
BidFair MergerRight, Inc. Term Loan B, 6.500%, 1M LIBOR + 5.500%, 01/15/27	286,928	271,147
Financial & Risk U.S. Holdings, Inc. Term Loan, 3.428%, 1M LIBOR + 3.250%, 10/01/25	432,590	423,776
Parexel International Corp. Term Loan B, 2.928%, 1M LIBOR + 2.750%, 09/27/24	534,000	508,190
Verscend Holding Corp. Term Loan B, 4.678%, 1M LIBOR + 4.500%, 08/27/25	2,380,076	2,320,574

		4,075,914

Computers—0.1%
Flexential Intermediate Corp. Term Loan, 7.587%, 3M LIBOR + 7.250%, 08/01/25	148,000	66,854
Tempo Acquisition LLC Term Loan, 2.928%, 1M LIBOR + 2.750%, 05/01/24	78,958	75,356
TierPoint LLC 1st Lien Term Loan, 4.750%, 1M LIBOR + 3.750%, 05/06/24	318,610	304,909

		447,119

Distribution/Wholesale—0.0%
Dealer Tire, LLC Term Loan B, 4.428%, 1M LIBOR + 4.250%, 12/12/25	167,160	160,195
KAR Auction Services, Inc. Term Loan B6, 2.500%, 1M LIBOR + 2.250%, 09/19/26	121,012	115,264

		275,459

Diversified Financial Services—0.0%
Jefferies Finance LLC Term Loan, 3.188%, 1M LIBOR + 3.000%, 06/03/26	248,065	235,196

Electric—0.1%
Calpine Corp. Term Loan B10, 2.178%, 1M LIBOR + 2.000%, 08/12/26	36,233	34,886
Pacific Gas & Electric Corp. Term Loan B, 5.500%, 3M LIBOR + 4.500%, 06/23/25	841,000	831,539

		866,425

Engineering & Construction—0.4%
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.293%, 3M LIBOR + 4.250%, 06/21/24	3,236,268	2,975,344

Environmental Control—0.1%
Advanced Disposal Services, Inc. Term Loan B3, 3.000%, 1W LIBOR + 2.250%, 11/10/23	99,831	98,958
GFL Environmental Inc. Term Loan B, 4.000%, 3M LIBOR + 3.000%, 05/30/25	319,912	311,781

		410,739

Healthcare-Products—0.6%
Immucor, Inc. Extended Term Loan B, 6.000%, 3M LIBOR + 5.000%, 06/15/21	1,938,272	1,860,741
Ortho-Clinical Diagnostics S.A.
Term Loan B, 3.429%, 1M LIBOR + 3.250%, 06/30/25	302,036	282,781
Term Loan B, 3.500%, 3M EURIBOR + 3.500%, 06/30/25 (EUR)	997,500	1,055,318
Sotera Health Holdings, LLC Term Loan, 5.500%, 1M LIBOR + 4.500%, 12/11/26	1,089,265	1,067,819

		4,266,659

Healthcare-Services—0.4%
AHP Health Partners, Inc. Term Loan, 5.500%, 1M LIBOR + 4.500%, 06/30/25	315,098	304,858
Da Vinci Purchaser Corp. Term Loan, 5.238%, 6M LIBOR + 4.000%, 01/08/27	403,000	393,261
Envision Healthcare Corp. 1st Lien Term Loan, 3.928%, 1M LIBOR + 3.750%, 10/10/25	1,425,663	958,249
Gentiva Health Services, Inc. Term Loan, 3.438%, 1M LIBOR + 3.250%, 07/02/25	365,947	355,884
Jaguar Holding Co. II Term Loan, 3.500%, 1M LIBOR + 2.500%, 08/18/22	505,447	498,090
Quorum Health Corp.
Term Loan B, 7.750%, 2M LIBOR + 6.750%, 04/29/22	387,299	348,569
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 3.928%, 1M LIBOR + 3.750%, 11/17/25	290,788	272,432
Surgery Center Holdings, Inc. Term Loan B, 9.000%, 1M LIBOR + 8.000%, 09/03/24	37,905	38,284

		3,169,627

Insurance—0.4%
Asurion LLC
2nd Lien Term Loan, 6.678%, 1M LIBOR + 6.500%, 08/04/25	977,000	973,539
Term Loan B4, 3.178%, 1M LIBOR + 3.000%, 08/04/22	163,084	159,160

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.428%, 1M LIBOR + 3.250%, 12/31/25	773,988	$733,031
Term Loan B, 4.178%, 1M LIBOR + 4.000%, 09/03/26	510,840	492,109
Term Loan B3, 5.250%, 1M LIBOR + 4.250%, 09/03/26	365,000	354,963

		2,712,802

Internet—0.1%
Airbnb, Inc. Term Loan, 8.500%, 3M LIBOR + 7.500%, 04/17/25	161,000	168,245
Northwest Fiber, LLC Term Loan B, 5.673%, 3M LIBOR + 5.500%, 05/21/27	476,000	473,620
PUG LLC Term Loan B, 3.678%, 1M LIBOR + 3.500%, 02/12/27	382,043	336,198

		978,063

Iron/Steel—0.0%
Big River Steel LLC Term Loan B, 08/23/23 (h)	144,429	136,846

Lodging—0.1%
Golden Nugget, Inc. Incremental Term Loan B, 3.250%, 2M LIBOR + 2.500%, 10/04/23	649,107	537,785
Initial Term Loan, 13.000%, 3M LIBOR + 12.000%, 10/04/23	122,507	122,507

		660,292

Machinery-Diversified—0.2%
Titan Acquisition, Ltd. Term Loan B, 3.361%, 3M LIBOR + 3.000%, 03/28/25	1,801,652	1,651,214

Media—0.0%
A-L Parent LLC 1st Lien Term Loan, 3.435%, 1M LIBOR + 3.250%, 12/01/23	161,714	122,903
Radiate Holdco LLC 1st Lien Term Loan, 3.750%, 1M LIBOR + 3.000%, 02/01/24	91,913	88,096

		210,999

Miscellaneous Manufacturing—0.0%
Momentive Performance Materials, Inc. Term Loan B, 3.430%, 1M LIBOR + 3.250%, 05/15/24	175,938	165,822

Oil & Gas Services—0.1%
McDermott Technology Americas, Inc.
Term Loan, 10.000%, 3M LIBOR + 9.000%, 10/21/20	573,390	571,956

		571,956

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 4.561%, 3M LIBOR + 3.250%, 04/03/24	408,364	368,753
Charter NEX U.S., Inc. Incremental Term Loan, 3.428%, 1M LIBOR + 3.250%, 05/16/24	177,086	169,855

		538,608

Pharmaceuticals—0.1%
Endo Luxembourg Finance Co. I S.a.r.l. Term Loan B, 5.000%, 1M LIBOR + 4.250%, 04/29/24	503,945	474,842

Retail—0.3%
PetSmart, Inc. Term Loan, 5.000%, 3M LIBOR + 4.000%, 03/11/22	1,507,143	1,491,759
SRS Distribution, Inc. 1st Lien Term Loan, 4.322%, 3M LIBOR + 3.250%, 05/23/25	660,085	627,080

		2,118,839

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 5.178%, 1M LIBOR + 5.000%, 09/21/26	463,670	449,760

Software—1.2%
Ascend Learning LLC Term Loan B, 4.000%, 1M LIBOR + 3.000%, 07/12/24	110,066	105,870
Banff Merger Sub, Inc. Term Loan B, 4.428%, 1M LIBOR + 4.250%, 10/02/25	529,258	502,417
Capri Finance LLC 1st Lien Term Loan, 3.760%, 3M LIBOR + 3.000%, 11/01/24	30,353	29,164
Castle U.S. Holding Corp. Term Loan B, 4.058%, 3M LIBOR + 3.750%, 01/29/27	465,029	428,989
CCC Information Services, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 04/29/24	101,002	97,669
Dun & Bradstreet Corp. (The) Term Loan, 4.184%, 1M LIBOR + 4.000%, 02/06/26	977,949	955,945
Emerald TopCo., Inc. Term Loan, 4.260%, 3M LIBOR + 3.500%, 07/24/26	357,280	345,892
Informatica LLC
2nd Lien Term Loan, 7.125%, 02/25/25	956,000	960,182
Term Loan B, 3.428%, 1M LIBOR + 3.250%, 02/25/27	447,878	428,843
Kronos, Inc.
2nd Lien Term Loan, 9.250%, 1M LIBOR + 8.250%, 11/01/24	1,310,000	1,310,702
Term Loan B, 3.179%, 1M LIBOR + 3.000%, 11/01/23	135,308	135,181
Mitchell International, Inc.
1st Lien Term Loan, 3.428%, 1M LIBOR + 3.250%, 11/29/24	326,151	305,495
2nd Lien Term Loan, 7.428%, 1M LIBOR + 7.250%, 12/01/25	214,667	193,200
Rackspace Hosting, Inc. 1st Lien Term Loan, 4.000%, 3M LIBOR + 3.000%, 11/03/23	224,938	214,141
Renaissance Holding Corp. 1st Lien Term Loan, 4.010%, 3M LIBOR + 3.250%, 05/30/25	12,539	12,119
RP Crown Parent LLC Term Loan B, 3.750%, 1M LIBOR + 2.750%, 10/12/23	228,273	222,994
Severin Acquisition LLC Term Loan B, 3.425%, 1M LIBOR + 3.250%, 08/01/25	204,880	197,197
Sophia, L.P.
Term Loan B, 4.250%, 3M LIBOR + 3.250%, 09/30/22	32,513	31,792
SS&C Technologies Holdings Europe S.a.r.l. Term Loan B4, 1.928%, 1M LIBOR + 1.750%, 04/16/25	1	1
Tibco Software, Inc.
2nd Lien Term Loan, 7.430%, 1M LIBOR + 7.250%, 03/03/28	637,000	615,501
Term Loan B, 3.930%, 1M LIBOR + 3.750%, 06/30/26	640,272	615,462

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loans (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
Ultimate Software Group, Inc. (The)
Incremental Term Loan B, 05/04/26 (h)	421,000	$416,903
Term Loan B, 3.928%, 1M LIBOR + 3.750%, 05/04/26	235,602	228,576
Vertafore, Inc. 1st Lien Term Loan, 3.434%, 1M LIBOR + 3.250%, 07/02/25	101,742	96,219

		8,450,454

Telecommunications—2.0%
Altice France S.A. Term Loan B13, 4.185%, 1M LIBOR + 4.000%, 08/14/26	368,870	356,144
Connect Finco Sarl Term Loan B, 5.500%, 1M LIBOR + 4.500%, 12/11/26	435,956	411,761
Digicel International Finance, Ltd. Term Loan B, 4.250%, 6M LIBOR + 3.250%, 05/28/24	771,718	648,243
Frontier Communications Corp. Term Loan B1, 6.000%, PRIME + 2.750%, 06/15/24	1,947,650	1,906,750
Intelsat Jackson Holdings S.A.
Term Loan, 3.600%, 07/14/21 (i)	1,525,413	1,551,472
Term Loan B3, 8.000%, PRIME + 4.750%, 11/27/23	487,752	488,209
Term Loan B4, 8.750%, PRIME + 5.500%, 01/02/24	553,575	556,738
Term Loan B5, 8.625%, 01/02/24	3,399,612	3,414,788
Ligado Networks LLC
2nd Lien Term Loan, 12/07/20 (d)	1,893,385	795,222
Term Loan, PIK, 12/07/20 (c) (d)	2,117,997	1,869,132
Xplornet Communications, Inc. Term Loan B, 4.928%, 1M LIBOR + 4.750%, 05/29/27	637,000	610,458
Zayo Group Holdings, Inc. Term Loan, 3.178%, 1M LIBOR + 3.000%, 03/09/27	1,473,308	1,401,254

		14,010,171

Total Floating Rate Loans (Cost $60,262,944)		57,128,865

Common Stocks—1.2%

Building Products—0.0%
Azek Co., Inc. (The) (j)	452	14,401

Chemicals—0.3%
Element Solutions, Inc. (j)	180,593	1,959,434

Consumer Finance—0.0%
Arrow Global Group plc (j)	5,770	6,352

Energy Equipment & Services—0.0%
Pioneer Energy Services Corp. (j)	1,763	68,462

Entertainment—0.1%
Live Nation Entertainment, Inc. (a) (j)	7,585	336,243

Equity Real Estate Investment Trusts—0.4%
Gaming and Leisure Properties, Inc.	33,812	1,169,895
VICI Properties, Inc.	78,068	1,576,193

		2,746,088

Hotels, Restaurants & Leisure—0.1%
Churchill Downs, Inc. (a)	1,162	154,720
Hilton Worldwide Holdings, Inc.	4,519	331,921
Six Flags Entertainment Corp. (a) (j)	17,356	333,409

		820,050

Life Sciences Tools & Services—0.0%
PPD, Inc. (j)	2,726	73,057

Media—0.0%
Clear Channel Outdoor Holdings, Inc. (a) (j)	202,217	210,306

Metals & Mining—0.1%
Constellium SE (j)	113,844	874,322

Pharmaceuticals—0.2%
Bausch Health Cos., Inc. (j)	54,629	999,164

Total Common Stocks (Cost $9,520,846)		8,107,879

Convertible Bonds—0.4%

Entertainment—0.1%
Live Nation Entertainment, Inc. 2.500%, 03/15/23	480,000	486,900

Media—0.2%
DISH Network Corp.
2.375%, 03/15/24	699,000	625,497
3.375%, 08/15/26	989,000	908,510

		1,534,007

Oil & Gas—0.1%
PDC Energy, Inc. 1.125%, 09/15/21	398,000	364,561

Oil & Gas Services—0.0%
Pioneer Energy Services Corp. 5.000%, PIK, 11/15/25 † (c) (e) (f)	493,000	266,440

Telecommunications—0.0%
Telecom Italia S.p.A. 1.125%, 03/26/22 (EUR)	100,000	109,500

Total Convertible Bonds (Cost $2,700,060)		2,761,408

Asset-Backed Security—0.0%

Asset-Backed - Other—0.0%
CIFC Funding, Ltd. 3.335%, 3M LIBOR + 2.200%, 10/17/30 (144A) (b) (Cost $250,000)	250,000	243,042

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Warrant—0.0%

Security Description	Shares/ Principal Amount*	Value

Oil & Gas—0.0%
SM Energy Co. (j) (Cost $72,102)	16,807	$62,858

Escrow Shares—0.0%

Auto Parts & Equipment—0.0%
Lear Corp. (e) (f)	1,395,000	0
Lear Corp. (e) (f)	1,530,000	0

		0

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc.	489,000	5,477
Lehman Brothers Holdings, Inc.	1,740,000	19,488

		24,965

Total Escrow Shares (Cost $0)		24,965

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $4,252,900; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $4,337,964.	4,252,900	4,252,900

Total Short-Term Investments (Cost $4,252,900)		4,252,900

Securities Lending Reinvestments (k)—10.4%

Certificates of Deposit—0.8%
Agricultural Bank of China 0.700%, 08/06/20	200,000	200,049
Banco del Estado de Chile 0.230%, SOFR + 0.150%, 08/28/20 (b)	1,000,000	999,394
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (b)	1,000,000	1,000,321
Cooperative Rabobank UA 0.240%, SOFR + 0.160%, 09/04/20 (b)	1,000,000	999,729
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (b)	1,000,000	1,000,000
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 09/09/20	999,081	999,360
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.160%, 08/07/20 (b)	500,000	499,778

		5,698,631

Repurchase Agreements—3.5%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $6,615,394; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $6,747,695.	6,615,381	6,615,381
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $900,003; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $918,001.	900,000	900,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,600,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,632,000.	1,600,000	1,600,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $400,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $408,002.	400,000	400,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $600,006; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $666,722.	600,000	600,000
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $5,000,010; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $7,800,045; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $10,630,544.	7,800,000	7,800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $200,001; collateralized by various Common Stock with an aggregate market value of $222,259.	200,000	200,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $700,035; collateralized by various Common Stock with an aggregate market value of $777,934.	700,000	700,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $800,005; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $888,974.	800,000	800,000

		24,615,381

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Shares	Value

Mutual Funds—6.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (l)	5,000,000	$5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (l)	7,000,000	7,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (l)	12,000,000	12,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (l)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (l)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (l)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (l)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (l)	8,000,000	8,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (l)	2,000,000	2,000,000

		43,000,000

Total Securities Lending Reinvestments (Cost $73,314,682)		73,314,012

Total Investments—109.2% (Cost $775,180,899)		767,112,201
Unfunded Loan Commitments—(0.1)% (Cost $(744,738))		(744,738)
Net Investments—109.1% (Cost $774,436,161)		766,367,463
Other assets and liabilities (net)—(9.1)%		(63,954,714)

Net Assets—100.0%		$702,412,749

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $4,107,842, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $98,009,739 and the collateral received consisted of cash in the amount of $73,319,247 and non-cash collateral with a value of $29,007,405. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.1% of net assets.
(g)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(h)	This loan will settle after June 30, 2020, at which time the interest rate will be determined.
(i)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(j)	Non-income producing security.
(k)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(l)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $414,417,979, which is 59.0% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Extraction Oil & Gas, Inc., 5.625%, 02/01/26	07/18/17-09/11/19	$1,071,000	$1,021,862	$206,168
Extraction Oil & Gas, Inc., 7.375%, 05/15/24	01/18/18-09/16/19	969,000	927,187	186,533
Frontier Communications Corp., 8.000%, 04/01/27	03/12/19-05/07/20	2,828,000	2,918,232	2,870,420
Pioneer Energy Services Corp., 5.000%, 11/15/25	05/29/20	493,000	268,727	266,440
Pioneer Energy Services Corp., 11.000%, 05/15/25	05/29/20	722,851	580,041	578,281
Waterford Gaming LLC / Waterford Gaming Financial Corp., 8.625%, 09/15/14	09/24/07	283,116	283,116	0

				$4,107,842

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	15,105,000	BNP	07/06/20	USD	16,960,991	$10,852
GBP	1,946,000	DBAG	07/06/20	USD	2,393,757	17,588

Contracts to Deliver
CAD	7,000	BNP	07/06/20	USD	5,087	(70)
EUR	83,000	CIBC	07/06/20	USD	92,331	(927)
EUR	100,000	NWM	07/06/20	USD	110,270	(2,089)
EUR	15,158,000	UBSA	07/06/20	USD	16,872,265	(159,127)
EUR	15,105,000	BNP	08/05/20	USD	16,972,025	(10,963)
GBP	100,000	CIBC	07/06/20	USD	126,446	2,533
GBP	100,000	HSBC	07/06/20	USD	125,513	1,600
GBP	1,854,000	SCB	07/06/20	USD	2,283,527	(13,818)
GBP	100,000	UBSA	07/06/20	USD	126,323	2,410
GBP	1,946,000	DBAG	08/05/20	USD	2,394,183	(17,637)

Net Unrealized Depreciation						$(169,648)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
U.S. Treasury Long Bond Futures	09/21/20	(11)	USD	(1,964,188)	$(20,716)
U.S. Treasury Note 10 Year Futures	09/21/20	(192)	USD	(26,721,000)	(92,053)
U.S. Treasury Note 5 Year Futures	09/30/20	(80)	USD	(10,059,375)	(29,646)
U.S. Treasury Ultra Long Bond Futures	09/21/20	(81)	USD	(17,670,656)	(189,223)

Net Unrealized Depreciation					$(331,638)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Received	Unrealized Appreciation
CDX.NA.HY.34.V7	5.000%	Quarterly	06/20/25	5.165%	USD	6,685,150	$(46,114)	$(255,228)	$209,114

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altice Finco S.A. 4.750%, due 01/15/28	(5.000%)	Quarterly	12/20/24	CSI	3.333%	EUR	60,000	$(4,176)	$(6,055)	$1,879
Altice Finco S.A. 4.750%, due 01/15/28	(5.000%)	Quarterly	12/20/24	CSI	3.333%	EUR	80,000	(5,566)	(9,804)	4,238
Nordstrom, Inc. 6.950%, due 03/15/28	(1.000%)	Quarterly	06/20/25	BBP	5.116%	USD	124,093	20,800	29,453	(8,653)
SES S.A. 4.750%, due 03/11/21	(1.000%)	Quarterly	06/20/25	CSI	1.251%	EUR	40,900	558	975	(417)
SES S.A. 4.750%, due 03/11/21	(1.000%)	Quarterly	06/20/25	CSI	1.251%	EUR	39,100	534	1,027	(493)

Totals								$12,150	$15,596	$(3,446)

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	CBNA	6.205%	EUR	70,000	$(10,658)	$(10,384)	$(274)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	BBP	6.205%	EUR	10,000	(1,523)	(1,002)	(521)
Casino Guichard Perrachon S.A. 4.407%, due 08/06/19	1.000%	Quarterly	06/20/23	JPMC	6.205%	EUR	30,000	(4,568)	(3,082)	(1,486)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	3.055%	USD	348,000	(22,950)	(18,561)	(4,389)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	06/20/25	BBP	3.661%	USD	225,000	(25,817)	(41,969)	16,152
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	12.817%	EUR	20,000	(3,910)	637	(4,547)
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	12.817%	EUR	20,000	(3,911)	(240)	(3,671)
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	12.817%	EUR	30,000	(5,866)	1,662	(7,528)
Garfunkelux Holdco 2 S.A. 11.000%, due 11/01/23	5.000%	Quarterly	12/20/24	CSI	12.817%	EUR	60,000	(11,732)	—	(11,732)
Intriium AB 3.125%, due 07/15/24	5.000%	Quarterly	12/20/24	CSI	7.188%	EUR	40,000	(3,470)	1,198	(4,668)
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	CBNA	4.280%	EUR	15,659	(2,466)	(2,833)	367
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	CBNA	4.280%	EUR	34,341	(5,409)	(6,214)	805
Rolls Royce plc 6.750%, due 4/30/19	1.000%	Quarterly	06/20/25	JPMC	4.280%	EUR	40,000	(6,300)	(5,893)	(407)
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/23	BBP	0.561%	EUR	100,000	1,719	158	1,561
Tesco plc 6.125%, due 02/24/22	1.000%	Quarterly	12/20/25	BBP	0.953%	EUR	100,000	282	(2,347)	2,629

Totals								$(106,579)	$(88,870)	$(17,709)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CIBC)—	Canadian Imperial Bank of Commerce
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(UBSA)—	UBS AG

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$2,125,800	$—	$2,125,800
Aerospace/Defense	—	28,043,172	—	28,043,172
Agriculture	—	231,251	—	231,251
Airlines	—	3,292,147	—	3,292,147
Apparel	—	794,502	—	794,502
Auto Manufacturers	—	14,252,440	—	14,252,440
Auto Parts & Equipment	—	8,240,574	—	8,240,574
Banks	—	17,429,623	—	17,429,623
Building Materials	—	3,593,480	—	3,593,480
Chemicals	—	14,673,073	—	14,673,073
Commercial Services	—	29,234,465	—	29,234,465
Computers	—	7,090,911	—	7,090,911
Cosmetics/Personal Care	—	389,896	—	389,896
Distribution/Wholesale	—	6,820,852	—	6,820,852
Diversified Financial Services	—	11,882,822	—	11,882,822
Electric	—	8,369,639	—	8,369,639
Electrical Components & Equipment	—	3,936,829	—	3,936,829
Electronics	—	1,174,443	—	1,174,443
Energy-Alternate Sources	—	1,488,890	—	1,488,890
Engineering & Construction	—	2,250,869	—	2,250,869
Entertainment	—	20,351,426	0	20,351,426

See accompanying notes to financial statements.

BHFTI-28

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Environmental Control	$—	$5,349,711	$—	$5,349,711
Food	—	20,811,502	—	20,811,502
Food Service	—	942,517	—	942,517
Hand/Machine Tools	—	574,750	—	574,750
Healthcare-Products	—	10,847,562	—	10,847,562
Healthcare-Services	—	31,344,302	—	31,344,302
Home Builders	—	7,291,399	—	7,291,399
Home Furnishings	—	14,140	—	14,140
Household Products/Wares	—	499,289	—	499,289
Housewares	—	837,291	—	837,291
Insurance	—	7,000,931	—	7,000,931
Internet	—	13,815,098	—	13,815,098
Investment Companies	—	3,414,218	—	3,414,218
Iron/Steel	—	2,004,059	—	2,004,059
Leisure Time	—	3,478,912	—	3,478,912
Lodging	—	7,285,743	—	7,285,743
Machinery-Construction & Mining	—	683,218	—	683,218
Machinery-Diversified	—	5,133,952	—	5,133,952
Media	—	42,291,992	—	42,291,992
Metal Fabricate/Hardware	—	1,291,558	—	1,291,558
Mining	—	17,809,067	—	17,809,067
Miscellaneous Manufacturing	—	1,440,434	—	1,440,434
Office/Business Equipment	—	917,091	—	917,091
Oil & Gas	—	43,930,860	—	43,930,860
Oil & Gas Services	—	1,800,500	578,281	2,378,781
Packaging & Containers	—	13,663,052	—	13,663,052
Pharmaceuticals	—	13,077,811	—	13,077,811
Pipelines	—	30,062,586	—	30,062,586
Real Estate	—	3,063,053	0	3,063,053
Real Estate Investment Trusts	—	25,950,972	—	25,950,972
Retail	—	20,967,826	—	20,967,826
Semiconductors	—	9,152,983	—	9,152,983
Software	—	35,095,045	—	35,095,045
Storage/Warehousing	—	1,389,555	—	1,389,555
Telecommunications	—	49,775,422	—	49,775,422
Toys/Games/Hobbies	—	1,581,126	—	1,581,126
Transportation	—	381,360	—	381,360
Total Corporate Bonds & Notes	—	620,637,991	578,281	621,216,272
Total Floating Rate Loans (Less Unfunded Loan Commitments of $744,738)*	—	56,384,127	—	56,384,127
Common Stocks
Building Products	14,401	—	—	14,401
Chemicals	1,959,434	—	—	1,959,434
Consumer Finance	—	6,352	—	6,352
Energy Equipment & Services	—	68,462	—	68,462
Entertainment	336,243	—	—	336,243
Equity Real Estate Investment Trusts	2,746,088	—	—	2,746,088
Hotels, Restaurants & Leisure	820,050	—	—	820,050
Life Sciences Tools & Services	73,057	—	—	73,057
Media	210,306	—	—	210,306
Metals & Mining	874,322	—	—	874,322
Pharmaceuticals	999,164	—	—	999,164
Total Common Stocks	8,033,065	74,814	—	8,107,879
Convertible Bonds
Entertainment	—	486,900	—	486,900
Media	—	1,534,007	—	1,534,007
Oil & Gas	—	364,561	—	364,561

See accompanying notes to financial statements.

BHFTI-29

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas Services	$—	$—	$266,440	$266,440
Telecommunications	—	109,500	—	109,500
Total Convertible Bonds	—	2,494,968	266,440	2,761,408
Total Asset-Backed Security*	—	243,042	—	243,042
Total Warrant*	62,858	—	—	62,858
Escrow Shares
Auto Parts & Equipment	—	—	0	0
Diversified Financial Services	—	24,965	—	24,965
Total Escrow Shares	—	24,965	0	24,965
Total Short-Term Investment*	—	4,252,900	—	4,252,900
Securities Lending Reinvestments
Certificates of Deposit	—	5,698,631	—	5,698,631
Repurchase Agreements	—	24,615,381	—	24,615,381
Mutual Funds	43,000,000	—	—	43,000,000
Total Securities Lending Reinvestments	43,000,000	30,314,012	—	73,314,012
Total Net Investments	$51,095,923	$714,426,819	$844,721	$766,367,463

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$34,983	$—	$34,983
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(204,631)	—	(204,631)
Total Forward Contracts	$—	$(169,648)	$—	$(169,648)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(331,638)	$—	$—	$(331,638)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$209,114	$—	$209,114
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$23,893	$—	$23,893
OTC Swap Contracts at Value (Liabilities)	—	(118,322)	—	(118,322)
Total OTC Swap Contracts	$—	$(94,429)	$—	$(94,429)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

See accompanying notes to financial statements.

BHFTI-30

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b) (c)	$766,367,463
Cash denominated in foreign currencies (d)	724,682
Cash collateral (e)	2,319,563
OTC swap contracts at market value (f)	23,893
Unrealized appreciation on forward foreign currency exchange contracts	34,983
Receivable for:
Investments sold	14,576,153
Fund shares sold	605,559
Dividends and interest	9,854,794
Variation margin on futures contracts	164,610
Interest on OTC swap contracts	597
Variation margin on centrally cleared swap contracts	99,466

Total Assets	794,771,763
Liabilities
Due to custodian	46,627
OTC swap contracts at market value (g)	118,322
Unrealized depreciation on forward foreign currency exchange contracts	204,631
Collateral for securities loaned	73,319,247
Payables for:
Investments purchased	17,735,071
Fund shares redeemed	149,723
Interest on OTC swap contracts	294
Accrued Expenses:
Management fees	344,609
Distribution and service fees	73,615
Deferred trustees’ fees	148,279
Other expenses	218,596

Total Liabilities	92,359,014

Net Assets	$702,412,749

Net Assets Consist of:
Paid in surplus	$739,593,729
Distributable earnings (Accumulated losses)	(37,180,980)

Net Assets	$702,412,749

Net Assets
Class A	$355,144,406
Class B	347,268,343
Capital Shares Outstanding*
Class A	49,443,144
Class B	49,033,262
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$7.18
Class B	7.08

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $774,436,161.
(b)	Includes securities loaned at value of $98,009,739.
(c)	Investments at value is net of unfunded loan commitments of $744,738.
(d)	Identified cost of cash denominated in foreign currencies was $722,789.
(e)	Includes collateral of $1,290,563 for futures contracts, $929,000 for centrally cleared swap contracts and $100,000 for OTC swap contracts.
(f)	Net premium paid on OTC swap contracts was $29,266.
(g)	Net premium received on OTC swap contracts was $102,540.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$78,255
Interest	20,660,160
Securities lending income	43,580

Total investment income	20,781,995
Expenses
Management fees	2,070,556
Administration fees	22,954
Custodian and accounting fees	114,515
Distribution and service fees—Class B	416,254
Audit and tax services	40,996
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	27,362
Insurance	2,534
Miscellaneous	7,764

Total expenses	2,740,425
Less management fee waiver	(48,229)

Net expenses	2,692,196

Net Investment Income	18,089,799

Net Realized and Unrealized Loss
Net realized gain (loss) on :
Investments	(9,710,595)
Purchased options	218,261
Futures contracts	(1,135,646)
Written options	(179,280)
Swap contracts	(770,906)
Foreign currency transactions	(11,620)
Forward foreign currency transactions	169,545

Net realized loss	(11,420,241)

Net change in unrealized appreciation (depreciation) on:
Investments	(30,128,928)
Purchased options	5,267
Futures contracts	(340,462)
Written options	(2,671)
Swap contracts	293,260
Foreign currency transactions	(2,630)
Forward foreign currency transactions	246,492

Net change in unrealized depreciation	(29,929,672)

Net realized and unrealized loss	(41,349,913)

Net Decrease in Net Assets From Operations	$(23,260,114)

See accompanying notes to financial statements.

BHFTI-31

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,089,799	$36,308,553
Net realized loss	(11,420,241)	(5,378,129)
Net change in unrealized appreciation (depreciation)	(29,929,672)	64,519,405

Increase (decrease) in net assets from operations	(23,260,114)	95,449,829

From Distributions to Shareholders
Class A	(19,892,930)	(23,977,356)
Class B	(19,399,878)	(17,701,546)

Total distributions	(39,292,808)	(41,678,902)

Increase in net assets from capital share transactions	35,700,522	39,158,813

Total increase (decrease) in net assets	(26,852,400)	92,929,740

Net Assets
Beginning of period	729,265,149	636,335,409

End of period	$702,412,749	$729,265,149

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	1,025,662	$7,677,834	2,198,385	$16,857,770
Reinvestments	2,747,642	19,892,930	3,231,450	23,977,356
Redemptions	(3,372,216)	(24,843,820)	(9,570,464)	(73,098,170)

Net increase (decrease)	401,088	$2,726,944	(4,140,629)	$(32,263,044)

Class B
Sales	8,911,657	$65,907,959	12,418,542	$93,714,131
Reinvestments	2,717,070	19,399,878	2,414,944	17,701,546
Redemptions	(7,186,199)	(52,334,259)	(5,312,219)	(39,993,820)

Net increase	4,442,528	$32,973,578	9,521,267	$71,421,857

Increase derived from capital shares transactions		$35,700,522		$39,158,813

See accompanying notes to financial statements.

BHFTI-32

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$7.84		$7.25	$7.84	$7.68	$7.21		$8.22

Income (Loss) from Investment Operations
Net investment income (a)	0.20		0.41	0.42	0.43	0.41	(b)	0.42
Net realized and unrealized gain (loss)	(0.43)		0.65	(0.61)	0.18	0.58		(0.69)

Total income (loss) from investment operations	(0.23)		1.06	(0.19)	0.61	0.99		(0.27)

Less Distributions
Distributions from net investment income	(0.43)		(0.47)	(0.40)	(0.45)	(0.52)		(0.67)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00		(0.07)

Total distributions	(0.43)		(0.47)	(0.40)	(0.45)	(0.52)		(0.74)

Net Asset Value, End of Period	$7.18		$7.84	$7.25	$7.84	$7.68		$7.21

Total Return (%) (c)	(3.04	)(d)	15.05	(2.58)	8.07	14.26		(3.86	)(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	(f)	0.68	0.69	0.67	0.67		0.67
Gross ratio of expenses to average net assets excluding interest expense (%)	0.67	(f)	0.68	0.68	0.67	0.67		0.66
Net ratio of expenses to average net assets (%) (g)	0.66	(f)	0.68	0.69	0.67	0.67		0.67
Net ratio of expenses to average net assets excluding interest expense (%) (g)	0.66	(f)	0.68	0.68	0.67	0.67		0.66
Ratio of net investment income to average net assets (%)	5.36	(f)	5.31	5.43	5.47	5.58	(b)	5.24
Portfolio turnover rate (%)	58	(d)	79	72	76	89		75
Net assets, end of period (in millions)	$355.1		$384.5	$385.5	$438.5	$436.6		$422.2

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$7.73		$7.15	$7.74	$7.59	$7.13		$8.14

Income (Loss) from Investment Operations
Net investment income (a)	0.19		0.38	0.39	0.40	0.39	(b)	0.39
Net realized and unrealized gain (loss)	(0.43)		0.66	(0.60)	0.18	0.57		(0.68)

Total income (loss) from investment operations	(0.24)		1.04	(0.21)	0.58	0.96		(0.29)

Less Distributions
Distributions from net investment income	(0.41)		(0.46)	(0.38)	(0.43)	(0.50)		(0.65)
Distributions from net realized capital gains	0.00		0.00	0.00	0.00	0.00		(0.07)

Total distributions	(0.41)		(0.46)	(0.38)	(0.43)	(0.50)		(0.72)

Net Asset Value, End of Period	$7.08		$7.73	$7.15	$7.74	$7.59		$7.13

Total Return (%) (c)	(3.16	)(d)	14.85	(2.87)	7.76	13.98		(4.16	)(e)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(f)	0.93	0.94	0.92	0.92		0.92
Gross ratio of expenses to average net assets excluding interest expense (%)	0.92	(f)	0.93	0.93	0.92	0.92		0.91
Net ratio of expenses to average net assets (%) (g)	0.91	(f)	0.93	0.94	0.92	0.92		0.92
Net ratio of expenses to average net assets excluding interest expense (%) (g)	0.91	(f)	0.93	0.93	0.92	0.92		0.91
Ratio of net investment income to average net assets (%)	5.11	(f)	5.06	5.19	5.22	5.33	(b)	4.99
Portfolio turnover rate (%)	58	(d)	79	72	76	89		75
Net assets, end of period (in millions)	$347.3		$344.7	$250.9	$260.2	$260.3		$239.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.04% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-33

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is BlackRock High Yield Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-34

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-35

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Unfunded Loan Commitments - The Portfolio may enter into certain credit agreements, all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the

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Schedule of Investments. As of June 30, 2020, the Portfolio had open unfunded loan commitments of $744,738. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2020, the Portfolio had a payment of $46,627 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2020. The Portfolio’s average overdraft advances during the six months ended June 30, 2020 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at

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least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $4,252,900. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $24,615,381. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(909,049)	$—	$—	$—	$(909,049)
Corporate Bonds & Notes	(72,410,198)	—	—	—	(72,410,198)
Total Borrowings	$(73,319,247)	$—	$—	$—	$(73,319,247)
Gross amount of recognized liabilities for securities lending transactions					$(73,319,247)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign

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currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing

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sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

Options on Exchange-Traded Futures Contract (“Futures Option”) is an option contract in which the underlying instrument is a single futures contract.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not

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otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

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The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate			Unrealized depreciation on futures contracts (a) (b)	$331,638
Credit	OTC swap contracts at market value (c)	$23,893	OTC swap contracts at market value (c)	118,322
	Unrealized appreciation on centrally cleared swap contracts (b) (d)	209,114
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	34,983	Unrealized depreciation on forward foreign currency exchange contracts	204,631

Total		$267,990		$654,591

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest receivable of $597 and OTC swap interest payable of $294.
(d)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$22,801	$(22,801)	$—	$—
BNP Paribas S.A.	10,852	(10,852)	—	—
Canadian Imperial Bank of Commerce	2,533	(927)	—	1,606
Credit Suisse International	1,092	(1,092)	—	—
Deutsche Bank AG	17,588	(17,588)	—	—
HSBC Bank plc	1,600	—	—	1,600
UBS AG	2,410	(2,410)	—	—

	$58,876	$(55,670)	$—	$3,206

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$50,290	$(22,801)	$(27,489)	$—
BNP Paribas S.A.	11,033	(10,852)	—	181
Canadian Imperial Bank of Commerce	927	(927)	—	—
Citibank N.A.	18,533	—	(18,533)	—
Credit Suisse International	38,631	(1,092)	(37,539)	—
Deutsche Bank AG	17,637	(17,588)	—	49
JPMorgan Chase Bank N.A.	10,868	—	(10,000)	868
NatWest Markets plc	2,089	—	—	2,089
Standard Chartered Bank	13,818	—	—	13,818
UBS AG	159,127	(2,410)	—	156,717

	$322,953	$(55,670)	$(93,561)	$173,722

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-42

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$(227,554)	$—	$445,815	$—	$218,261
Forward foreign currency transactions	—	—	—	169,545	169,545
Futures contracts	(72,933)	—	(1,062,713)	—	(1,135,646)
Swap contracts	—	(770,906)	—	—	(770,906)
Written options	25,710	—	(204,990)	—	(179,280)

	$(274,777)	$(770,906)	$(821,888)	$169,545	$(1,698,026)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Purchased options	$5,267	$—	$—	$—	$5,267
Forward foreign currency transactions	—	—	—	246,492	246,492
Futures contracts	(340,737)	—	275	—	(340,462)
Swap contracts	—	293,260	—	—	293,260
Written options	(2,671)	—	—	—	(2,671)

	$(338,141)	$293,260	$275	$246,492	$201,886

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$34,641,850
Forward foreign currency transactions	61,664,806
Futures contracts long	3,557,936
Futures contracts short	(24,456,458)
Swap contracts	7,602,006
Written options	(25,753,850)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities

BHFTI-43

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s

BHFTI-44

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$427,639,006	$0	$397,026,396

The Portfolio engaged in security transactions with other accounts managed by BlackRock Financial Management, Inc., the subadviser to the Portfolio, that amounted to $13,607,857 in purchases and $923,952 in sales of investments, which are included above, and resulted in realized net losses of $444,650.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.600% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020 were $2,070,556.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. BlackRock Financial Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period effective April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Over $500 Million

An identical agreement was in place for the period October 1, 2019 to April 29, 2020. Amounts waived six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

The Subadviser agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it .also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. No fees were waived during the six months ended June 30, 2020.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

BHFTI-45

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$774,841,456

Gross unrealized appreciation	17,969,105
Gross unrealized depreciation	(27,231,327)

Net unrealized appreciation (depreciation)	$(9,262,222)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$41,678,902	$34,371,360	$—	$—	$41,678,902	$34,371,360

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$39,021,055	$—	$19,376,200	$(32,871,456)	$25,525,799

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $6,423,692 and accumulated long-term capital losses of $26,447,764.

BHFTI-46

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-47

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-48

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse Asset Allocation 100 Portfolio returned -6.38% and -6.43%, respectively. The Portfolio’s benchmark, the Dow Jones Aggressive Index1, returned -8.26%.

MARKET ENVIRONMENT/CONDITIONS

The first half of 2020 will be remembered by most for a long time to come, and the jury is still out on whether we have seen the worst of it and how permanent the scars will be. The driver of calamity is of course COVID-19, which, as of the end of the reporting period, was still wreaking havoc in large parts of the world, including the U.S. And as if the virus itself was not devastating enough, governments around the world have decreed various degrees of temporary shutdowns of their respective economies, adding to our list of worries an unprecedented drop in economic activity and rise in unemployment.

The drop in economic activity (“GDP”) in the first quarter of 2020 is estimated to have been -5%. However, this number is expected to pale in comparison with the drop in GDP for the second quarter, where the full impact of the economic shutdown that started in late March will be felt. So-called high frequency data on consumer spending, consumer behavior and unemployment has led to wildly different GDP projections, ranging from -25% for the optimists to -40% for the pessimists on an annualized basis (the quarterly number gets multiplied by four). These estimates are based on numbers indicating that private consumption dropped 6.6% in March, and another 12.6% in April, as businesses shut down and consumers were ordered, or at the very least strongly encouraged, to only leave their house for essential needs. The impact on employment was felt immediately and the number of new claims for unemployment is on track to hit an astonishing 50 million by July.

At face value, these numbers draw a picture of an economic meltdown that will exceed even that of the Great Depression, although there are two main differences between now and then. First is the fact that this is the first recession by government decree, as businesses and consumers were forced to change their behavior in response to COVID-19 (although it’s likely that behavior would have changed regardless of government guidelines as the number of new cases continues to rise). As such, the economy, by most measures, was in a healthy condition prior to the shut-down, giving us hope that the recovery in economic activity will be as unprecedented as the drop we have witnessed in the first half of the year. But an economic recovery demands more than hope, which leads us to the second main difference between now and the Great Depression. While the government in 1930 significantly cut spending in response to the crisis, government today has embarked on an unparalleled spending spree in form of nearly $2.9 trillion (13.5% of GDP, or 54% annualized for comparison with GDP projections above) worth of fiscal stimulus directly to consumers and business.

The actions by the government has resulted in national personal income in April and May being 8.3% and 3.8% higher, respectively, than income levels in February, despite the extraordinary rise in unemployment. But while income levels, on average, are yet to be negatively impacted, consumers are still unwilling and/or unable to spend like they used to, and the economy will sooner or later be forced to stand on its own as government stimulus runs out. What that eventually will look like is anyone’s guess at this point, but we can at least find a glimmer of hope in data indicating that perhaps economic activity bottomed out in April, as more businesses were reopening than shutting down, and as consumers find new ways of spending money like online shopping and home improvements. And finally, it is worth noting that while close to 50 million people lost their job, “only” around 20 million people are still filing for unemployment, indicating that 30 million people have gone back to work.

In the end though, the eventual economic outcome is directly tied to the degree to which we can handle COVID-19 itself. Concerningly, it has proven more difficult to fight the virus in the U.S. than what some had expected when comparing to countries in Europe and Asia. As such, we believe investors should brace themselves for a continuation of the extreme volatility we experienced over the first half of the year, which included the fastest drop of 30% for the S&P 500 Index ever experienced, followed by one of the fastest recoveries, led by technology stocks. As such, the S&P 500 Index, after having faced the worst drop in economic activity in history, was down just 3.1% over the first six months of the year, and large capitalization growth stocks, as measured by the Russell 1000 Growth Index, were up 9.8%. Small Capitalization stocks, as measured by the Russell 2000 Index, however, were down 13.0% for the year to date period ending June 30, 2020. Foreign Developed and Emerging Markets equities as measured by MSCI EAFE Index and the MSCI Emerging Markets Index, were down 11.3% and 9.8% respectively.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Brighthouse Asset Allocation 100 Portfolio invests in underlying portfolios of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II to maintain a broad asset allocation of approximately 100% to equities, although some residual cash is expected to be held by the underlying portfolios.

Over the six-month period, the Portfolio outpaced the Dow Jones Aggressive Index. The main drivers of performance were an overweight to U.S. Large Cap equities, underweights to Foreign Developed Bonds and Emerging Market Equities, and strong-performing underlying U.S. Large Cap, U.S. Mid Cap and U.S. Small Cap portfolios.

The overall contribution from the underlying U.S. Equity portfolios contributed to relative performance for the period. Within the Portfolio’s Large Cap portfolios, the biggest contributor was the Jennison Growth Portfolio, which outperformed its benchmark by 10.7%. The Portfolio benefitted from strong security selection within Technology, Consumer Discretionary, Communication Services and

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Managed by Brighthouse Investment Advisers, LLC

Portfolio Manager Commentary*—(Continued)

Healthcare, as well as an underweight to Industrials. The Brighthouse/Wellington Core Equity Opportunities Portfolio, on the other hand, underperformed its benchmark by 4.1%. The biggest drivers of underperformance were security selection within Consumer Discretionary, Healthcare and Consumer Staples, as well as underweights to Technology and Communication Services and an overweight to Industrials. The Invesco Comstock Portfolio also detracted from relative returns, as it underperformed its benchmark by 3.9%. Security selection within Energy, Consumer Discretionary and Financials dampened performance, but the biggest drag on performance was the Portfolio’s overweight to the Energy sector, which was down over 35% for the period. The Mid Cap portfolios, overall, managed to outperform despite the T. Rowe Price Mid Cap Growth Portfolio underperforming its benchmark by 6.0%. Security selection within Consumer Discretionary, Healthcare and Financials were all headwinds for performance, as was an underweight to Technology and overweights to Energy, Utilities and Financials. The Morgan Stanley Discovery Portfolio, on the other hand, outperformed its benchmark by an impressive 57.9% for the period. The Portfolio’s overweight to Technology, Communication Services and Healthcare all contributed to performance, as did an underweight to Industrials. In terms of security selection, the Portfolio benefitted from selections within Technology, Consumer Discretionary, Communication Services and Healthcare. The Small Cap portfolios also outperformed, led by the Neuberger Berman Genesis Portfolio, which outperformed its benchmark by 22.2%. The Portfolio benefitted from its heavy tilt towards growth stocks which significantly outperformed value stocks for the period. In particular, security selection within, and overweights to, Technology and Consumer Discretionary benefitted returns, as did security selection within, and an underweight to, Financials.

Despite a strong comeback during the second quarter of the year, the Non-U.S. equity portfolios were overall a detractor from relative performance for the first six months of the year. The worst relative performance came from the Harris Oakmark International Portfolio, which underperformed its benchmark by 11.0% for the period. The main drivers of underperformance were security selection within Industrials, Consumer Discretionary, Financials, Basic Materials and Communication Services, but underweights to Healthcare and Technology were headwinds as well. The Brighthouse/Dimensional International Small Company Portfolio underperformed its benchmark by 2.6%. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price detracted from relative performance, as those securities outperformed. The Portfolio’s overweight to the smaller stocks in the benchmark also detracted from relative performance. The Baillie Gifford International Stock Portfolio, on the other hand, had a strong period, outperforming its benchmark by 10.2%. The Portfolio benefitted from its security selection within Consumer Discretionary, Communication Services, Financials and Industrials, and an underweight to Energy abetted returns as well.

Investment Committee

Brighthouse Investment Advisers, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Aggressive Index is a benchmark designed for asset allocation strategists who are willing to take 100% of the risk of the global equity securities market. It is a total returns index formed by equally weighing nine equity style indices with monthly rebalancing. The nine Dow Jones equity style indices include: U.S. Large Cap Value, U.S. Large Cap Growth, U.S. Mid Cap Value, U.S. Small Cap Value, U.S. Mid Cap Growth, U.S. Small Cap Growth, Emerging Markets LN, Europe/Canada, and Asia/Pacific.

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES AGGRESSIVE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Brighthouse Asset Allocation 100 Portfolio
Class A	-6.38	1.45	6.55	10.51
Class B	-6.43	1.28	6.30	10.24
Dow Jones Aggressive Index	-8.26	-0.43	6.30	10.28

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Loomis Sayles Growth Portfolio (Class A)	6.5
Jennison Growth Portfolio (Class A)	6.5
T. Rowe Price Large Cap Growth Portfolio (Class A)	6.2
MFS Value Portfolio (Class A)	6.2
Invesco Comstock Portfolio (Class A)	5.8
Harris Oakmark International Portfolio (Class A)	5.6
T. Rowe Price Large Cap Value Portfolio (Class A)	5.5
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	5.4
Brighthouse/Dimensional International Small Company Portfolio (Class A)	4.8
Baillie Gifford International Stock Portfolio (Class A)	4.5

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	50.1
International Developed Market Equities	22.0
U.S. Small Cap Equities	11.4
Global Equities	5.1
U.S. Mid Cap Equities	5.1
Emerging Market Equities	3.5
Real Estate Equities	2.8

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Asset Allocation 100 Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.75%	$1,000.00	$936.20	$3.61
	Hypothetical*	0.75%	$1,000.00	$1,021.13	$3.77

Class B (a)	Actual	1.00%	$1,000.00	$935.70	$4.81
	Hypothetical*	1.00%	$1,000.00	$1,019.89	$5.02

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Baillie Gifford International Stock Portfolio (Class A) (a)	5,644,526	$69,822,792
BlackRock Capital Appreciation Portfolio (Class A) (a)	1,488,602	64,173,634
Brighthouse Small Cap Value Portfolio (Class A) (b)	3,060,940	34,313,133
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (b)	2,740,514	27,268,118
Brighthouse/Artisan International Portfolio (Class A) (b)	5,592,594	62,189,642
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (a)	84,522	15,395,633
Brighthouse/Dimensional International Small Company Portfolio (Class A) (a)	7,748,573	74,618,758
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (a)	2,907,127	83,579,898
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (b)	4,345,280	59,313,071
Clarion Global Real Estate Portfolio (Class A) (b)	4,389,687	43,194,522
Frontier Mid Cap Growth Portfolio (Class A) (a)	484,649	16,395,669
Harris Oakmark International Portfolio (Class A) (b)	8,693,065	86,148,273
Invesco Comstock Portfolio (Class A) (b)	8,723,770	89,680,356
Invesco Global Equity Portfolio (Class A) (b)	1,796,580	40,584,742
Invesco Small Cap Growth Portfolio (Class A) (b)	2,343,651	30,326,842
Jennison Growth Portfolio (Class A) (a)	5,737,704	99,778,671
JPMorgan Small Cap Value Portfolio (Class A) (b)	2,675,767	30,584,018
Loomis Sayles Growth Portfolio (Class A) (b)	8,369,507	100,517,783
Loomis Sayles Small Cap Growth Portfolio (Class A) (a)	3,117,195	37,343,999
MFS Research International Portfolio (Class A) (b)	4,132,855	47,238,538

Affiliated Investment Companies—(Continued)
MFS Value Portfolio (Class A) (a)	7,357,340	96,381,155
Morgan Stanley Discovery Portfolio (Class A) (b)	316,094	9,533,409
Neuberger Berman Genesis Portfolio (Class A) (a)	986,344	18,681,353
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (b)	2,987,899	26,831,329
T. Rowe Price Large Cap Growth Portfolio (Class A) (a)	4,217,623	96,541,384
T. Rowe Price Large Cap Value Portfolio (Class A) (b)	3,744,577	85,376,351
T. Rowe Price Mid Cap Growth Portfolio (Class A) (b)	1,640,085	16,154,841
T. Rowe Price Small Cap Growth Portfolio (Class A) (a)	1,173,268	24,157,579
Van Eck Global Natural Resources Portfolio (Class A) (a)	5,668,158	39,110,287
Victory Sycamore Mid Cap Value Portfolio (Class A) (b)	494,941	7,399,366
Wells Capital Management Mid Cap Value Portfolio (Class A) (b)	1,505,367	14,647,222

Total Mutual Funds (Cost $1,681,121,612)		1,547,282,368

Total Investments—100.0% (Cost $1,681,121,612)		1,547,282,368
Other assets and liabilities (net)—0.0%		(517,280)

Net Assets—100.0%		$1,546,765,088

(a)	A Portfolio of Brighthouse Funds Trust II. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust I. (See Note 6 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,547,282,368	$—	$—	$1,547,282,368
Total Investments	$1,547,282,368	$—	$—	$1,547,282,368

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Affiliated investments at value (a)	$1,547,282,368
Receivable for:
Affiliated investments sold	238,297
Fund shares sold	225,125

Total Assets	1,547,745,790

Liabilities
Payables for:
Affiliated investments purchased	76,916
Fund shares redeemed	386,506
Accrued Expenses:
Management fees	94,073
Distribution and service fees	193,181
Deferred trustees’ fees	184,290
Other expenses	45,736

Total Liabilities	980,702

Net Assets	$1,546,765,088

Net Assets Consist of:
Paid in surplus	$1,522,562,868
Distributable earnings (Accumulated losses)	24,202,220

Net Assets	$1,546,765,088

Net Assets
Class A	$604,398,046
Class B	942,367,042
Capital Shares Outstanding*
Class A	57,596,869
Class B	90,220,022
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.49
Class B	10.45

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,681,121,612.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Affiliated Investments	$24,759,358

Total investment income	24,759,358
Expenses
Management fees	562,832
Administration fees	15,166
Custodian and accounting fees	13,644
Distribution and service fees—Class B	1,146,779
Audit and tax services	16,119
Legal	23,675
Trustees’ fees and expenses	13,815
Miscellaneous	4,758

Total expenses	1,796,788

Net Investment Income	22,962,570

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Affiliated investments	9,671,664
Capital gain distributions from affiliated investments	127,384,149

Net realized gain	137,055,813

Net change in unrealized depreciation on affiliated investments	(269,483,063)

Net realized and unrealized loss	(132,427,250)

Net Decrease in Net Assets From Operations	$(109,464,680)

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$22,962,570	$17,158,143
Net realized gain	137,055,813	173,694,874
Net change in unrealized appreciation (depreciation)	(269,483,063)	201,049,596

Increase (decrease) in net assets from operations	(109,464,680)	391,902,613

From Distributions to Shareholders
Class A	(75,329,100)	(77,263,645)
Class B	(116,313,447)	(120,954,219)

Total distributions	(191,642,547)	(198,217,864)

Increase in net assets from capital share transactions	134,738,085	40,750,377

Total increase (decrease) in net assets	(166,369,142)	234,435,126

Net Assets
Beginning of period	1,713,134,230	1,478,699,104

End of period	$1,546,765,088	$1,713,134,230

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	494,469	$5,508,594	810,712	$10,026,764
Reinvestments	7,271,149	75,329,100	6,712,741	77,263,645
Redemptions	(2,226,411)	(25,576,881)	(4,634,894)	(57,052,540)

Net increase	5,539,207	$55,260,813	2,888,559	$30,237,869

Class B
Sales	2,495,393	$26,760,840	2,277,049	$27,711,199
Reinvestments	11,270,683	116,313,447	10,554,469	120,954,219
Redemptions	(5,544,697)	(63,597,015)	(11,223,653)	(138,152,910)

Net increase	8,221,379	$79,477,272	1,607,865	$10,512,508

Increase derived from capital shares transactions		$134,738,085		$40,750,377

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.82		$11.45	$13.32	$11.62	$12.60	$14.03

Income (Loss) from Investment Operations
Net investment income (a)	0.18		0.15	0.17	0.15	0.15	0.17
Net realized and unrealized gain (loss)	(1.02)		2.85	(1.38)	2.45	0.83	(0.31)

Total income (loss) from investment operations	(0.84)		3.00	(1.21)	2.60	0.98	(0.14)

Less Distributions
Distributions from net investment income	(0.17)		(0.24)	(0.17)	(0.19)	(0.32)	(0.22)
Distributions from net realized capital gains	(1.32)		(1.39)	(0.49)	(0.71)	(1.64)	(1.07)

Total distributions	(1.49)		(1.63)	(0.66)	(0.90)	(1.96)	(1.29)

Net Asset Value, End of Period	$10.49		$12.82	$11.45	$13.32	$11.62	$12.60

Total Return (%) (b)	(6.38	)(c)	27.79	(9.80)	23.21	9.19	(1.67)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.09	(e)	0.09	0.08	0.08	0.08	0.08
Ratio of net investment income to average net assets (%) (f)	1.54	(e)(g)	1.21	1.26	1.18	1.27	1.27
Portfolio turnover rate (%)	6	(c)	13	12	8	11	11
Net assets, end of period (in millions)	$604.4		$667.5	$563.0	$672.4	$590.2	$581.6

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.75		$11.39	$13.26	$11.57	$12.54	$13.98

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.12	0.13	0.11	0.12	0.14
Net realized and unrealized gain (loss)	(1.01)		2.83	(1.37)	2.45	0.84	(0.33)

Total income (loss) from investment operations	(0.84)		2.95	(1.24)	2.56	0.96	(0.19)

Less Distributions
Distributions from net investment income	(0.14)		(0.20)	(0.14)	(0.16)	(0.29)	(0.18)
Distributions from net realized capital gains	(1.32)		(1.39)	(0.49)	(0.71)	(1.64)	(1.07)

Total distributions	(1.46)		(1.59)	(0.63)	(0.87)	(1.93)	(1.25)

Net Asset Value, End of Period	$10.45		$12.75	$11.39	$13.26	$11.57	$12.54

Total Return (%) (b)	(6.43	)(c)	27.48	(10.06)	22.93	8.98	(2.01)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.34	(e)	0.34	0.33	0.33	0.33	0.33
Ratio of net investment income to average net assets (%) (f)	1.30	(e)(g)	0.96	1.01	0.93	1.03	1.01
Portfolio turnover rate (%)	6	(c)	13	12	8	11	11
Net assets, end of period (in millions)	$942.4		$1,045.6	$915.7	$1,136.1	$1,026.6	$1,051.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Asset Allocation Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Asset Allocation Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	The income earned by the Asset Allocation Portfolio through the investments in Underlying Portfolios is not annualized.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Asset Allocation 100 Portfolio (the “Asset Allocation Portfolio”), which is diversified. The Asset Allocation Portfolio operates under a “fund of funds” structure, investing substantially all of its assets in other Portfolios advised by Brighthouse Investment Advisers (each, an “Underlying Portfolio,” and, collectively, the “Underlying Portfolios”). Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Asset Allocation Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Asset Allocation Portfolio. Shares of each Class of the Asset Allocation Portfolio represent an equal pro rata interest in the Asset Allocation Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Asset Allocation Portfolio, and certain Asset Allocation Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Asset Allocation Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Asset Allocation Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Asset Allocation Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Asset Allocation Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Asset Allocation Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Asset Allocation Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Asset Allocation Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses of the Underlying Portfolios.

Investment Transactions and Related Investment Income - The Asset Allocation Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Asset Allocation Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Asset Allocation Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Asset Allocation Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Asset Allocation Portfolio’s federal tax

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Asset Allocation Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

3. Certain Risks

In the normal course of business, the Underlying Portfolios invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Underlying Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Underlying Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Underlying Portfolios may be exposed to counterparty risk, or the risk that an entity with which the Underlying Portfolios has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Underlying Portfolios to credit and counterparty risk consist principally of cash due from counterparties and investments. The Underlying Portfolios manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Underlying Portfolios restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Asset Allocation Portfolio’s prospectus includes a discussion of the principal risks of investing in the Asset Allocation Portfolio and in the Underlying Portfolios in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of shares of the Underlying Portfolios by the Asset Allocation Portfolio, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$186,632,712	$0	$93,232,172

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Asset Allocation Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees (the “Board”) and has overall responsibility for the general management and administration of the Trust.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Under the terms of the Asset Allocation Portfolio’s Management Agreement, the Asset Allocation Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Asset Allocation Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average daily net assets
$562,832	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fee paid to the Adviser, the Asset Allocation Portfolio indirectly pays Brighthouse Investment Advisers a management fee through its investments in the Underlying Portfolios.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

The Asset Allocation Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Asset Allocation Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2020 were as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
Baillie Gifford International Stock Portfolio (Class A)	$73,040,869	$5,578,379	$(2,459,962)	$738,675	$(7,075,169)	$69,822,792
BlackRock Capital Appreciation Portfolio (Class A)	68,814,531	7,591,745	(12,514,337)	2,508,185	(2,226,490)	64,173,634
Brighthouse Small Cap Value Portfolio (Class A)	38,694,110	6,724,228	(10,231)	80	(11,095,054)	34,313,133
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	30,049,014	1,128,002	(375,660)	35,320	(3,568,558)	27,268,118
Brighthouse/Artisan International Portfolio (Class A)	68,765,363	3,042,103	(1,163,589)	174,985	(8,629,220)	62,189,642
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	17,075,638	1,772,525	(82,039)	(11,596)	(3,358,895)	15,395,633

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2020
Brighthouse/Dimensional International Small Company Portfolio (Class A)	$86,269,100	$6,605,389	$(81,325)	$(4,947)	$(18,169,459)	$74,618,758
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	93,274,956	10,881,438	(3,162,380)	(678,681)	(16,735,435)	83,579,898
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	64,684,928	4,663,826	(3,649,736)	371,494	(6,757,441)	59,313,071
Clarion Global Real Estate Portfolio (Class A)	49,193,461	6,213,515	(342,210)	(1,481)	(11,868,763)	43,194,522
Frontier Mid Cap Growth Portfolio (Class A)	17,192,420	1,825,584	(987,974)	94,430	(1,728,791)	16,395,669
Harris Oakmark International Portfolio (Class A)	93,889,586	17,398,590	(614,616)	(228,539)	(24,296,748)	86,148,273
Invesco Comstock Portfolio (Class A)	107,702,818	11,907,187	(215,505)	48,379	(29,762,523)	89,680,356
Invesco Global Equity Portfolio (Class A)	42,863,910	483,331	(1,453,651)	133,456	(1,442,304)	40,584,742
Invesco Small Cap Growth Portfolio (Class A)	30,733,285	1,872,105	(1,922,852)	(712,169)	356,473	30,326,842
Jennison Growth Portfolio (Class A)	103,283,591	11,193,227	(21,285,531)	2,690,199	3,897,185	99,778,671
JPMorgan Small Cap Value Portfolio (Class A)	34,758,565	3,671,054	(54,561)	(15,874)	(7,775,166)	30,584,018
Loomis Sayles Growth Portfolio (Class A)	107,157,817	36,046,378	(15,489,982)	6,294,079	(33,490,509)	100,517,783
Loomis Sayles Small Cap Growth Portfolio (Class A)	38,517,978	5,401,722	(1,298,968)	169,169	(5,445,902)	37,343,999
MFS Research International Portfolio (Class A)	51,693,570	2,836,081	(975,785)	17,455	(6,332,783)	47,238,538
MFS Value Portfolio (Class A)	111,777,573	8,342,115	(1,067,042)	(92,146)	(22,579,345)	96,381,155
Morgan Stanley Discovery Portfolio (Class A)	8,357,896	1,361,982	(2,888,509)	1,291,126	1,410,914	9,533,409
Neuberger Berman Genesis Portfolio (Class A)	19,619,587	1,377,661	(647,373)	165,458	(1,833,980)	18,681,353
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	30,082,594	1,061,082	(299,655)	(15,544)	(3,997,148)	26,831,329
T. Rowe Price Large Cap Growth Portfolio (Class A)	103,255,188	7,924,459	(14,526,030)	(233,424)	121,191	96,541,384
T. Rowe Price Large Cap Value Portfolio (Class A)	103,137,570	10,359,448	(8,048)	2,100	(28,114,719)	85,376,351
T. Rowe Price Mid Cap Growth Portfolio (Class A)	17,119,574	1,703,809	(619,031)	(69,161)	(1,980,350)	16,154,841
T. Rowe Price Small Cap Growth Portfolio (Class A)	25,721,321	2,802,836	(405,396)	49,884	(4,011,066)	24,157,579
Van Eck Global Natural Resources Portfolio (Class A)	51,175,038	2,369,486	(4,599,678)	(3,045,028)	(6,789,531)	39,110,287
Victory Sycamore Mid Cap Value Portfolio (Class A)	8,578,963	682,520	(856)	4	(1,861,265)	7,399,366
Wells Capital Management Mid Cap Value Portfolio (Class A)	17,212,413	1,810,905	(29,660)	(4,224)	(4,342,212)	14,647,222

	$1,713,693,227	$186,632,712	$(93,232,172)	$9,671,664	$(269,483,063)	$1,547,282,368

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2020
Baillie Gifford International Stock Portfolio (Class A)	$4,162,892	$1,415,487	5,644,526
BlackRock Capital Appreciation Portfolio (Class A)	7,591,745	—	1,488,602
Brighthouse Small Cap Value Portfolio (Class A)	1,585,724	581,051	3,060,940
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	—	625,636	2,740,514
Brighthouse/Artisan International Portfolio (Class A)	2,163,626	861,197	5,592,594
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	340,882	155,394	84,522
Brighthouse/Dimensional International Small Company Portfolio (Class A)	2,982,872	2,065,621	7,748,573
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	9,459,222	1,415,597	2,907,127
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,966,057	697,769	4,345,280
Clarion Global Real Estate Portfolio (Class A)	931,630	2,128,858	4,389,687
Frontier Mid Cap Growth Portfolio (Class A)	1,822,162	—	484,649
Harris Oakmark International Portfolio (Class A)	2,337,700	3,007,951	8,693,065
Invesco Comstock Portfolio (Class A)	6,043,033	2,344,348	8,723,770
Invesco Global Equity Portfolio (Class A)	103,827	379,504	1,796,580
Invesco Small Cap Growth Portfolio (Class A)	1,840,913	28,869	2,343,651
Jennison Growth Portfolio (Class A)	10,971,630	221,597	5,737,704
JPMorgan Small Cap Value Portfolio (Class A)	—	453,710	2,675,767
Loomis Sayles Growth Portfolio (Class A)	35,192,873	844,800	8,369,507
Loomis Sayles Small Cap Growth Portfolio (Class A)	4,870,200	—	3,117,195
MFS Research International Portfolio (Class A)	1,645,627	1,190,454	4,132,855
MFS Value Portfolio (Class A)	6,296,538	1,997,940	7,357,340
Morgan Stanley Discovery Portfolio (Class A)	1,353,098	—	316,094
Neuberger Berman Genesis Portfolio (Class A)	1,343,747	33,914	986,344
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	711,703	2,987,899
T. Rowe Price Large Cap Growth Portfolio (Class A)	7,693,460	230,999	4,217,623
T. Rowe Price Large Cap Value Portfolio (Class A)	6,989,835	2,375,544	3,744,577
T. Rowe Price Mid Cap Growth Portfolio (Class A)	1,662,576	41,233	1,640,085
T. Rowe Price Small Cap Growth Portfolio (Class A)	2,563,414	51,143	1,173,268

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2020
Van Eck Global Natural Resources Portfolio (Class A)	$—	$591,807	5,668,158
Victory Sycamore Mid Cap Value Portfolio (Class A)	450,628	127,381	494,941
Wells Capital Management Mid Cap Value Portfolio (Class A)	1,018,238	179,851	1,505,367

	$127,384,149	$24,759,358

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,682,292,485

Gross unrealized appreciation	55,548,825
Gross unrealized depreciation	(190,558,942)

Net unrealized appreciation (depreciation)	$(135,010,117)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$26,288,557	$19,432,246	$171,929,307	$63,082,848	$198,217,864	$82,515,094

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$19,880,324	$171,147,319	$134,472,946	$—	$325,500,589

The Asset Allocation Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Asset Allocation Portfolio had no accumulated capital losses.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the Brighthouse Balanced Plus Portfolio returned -0.21%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

Financial markets have been on a slow recovery from the initial COVID-19 shock in the beginning of this year. Investor panic has subdued as the first glimpses towards vaccines and treatments arose. Furthermore, extraordinary actions in fiscal stimulus and asset purchasing programs also helped stimulate the markets. Nonetheless, the virus’s presence continues to harm the true economy: unprecedented declines in employment, gross domestic product (“GDP”), consumer demand across the globe, and a resurgence of cases where social distancing polices are relaxed.

In April, the outbreak of COVID-19 evolved into a truly global humanitarian crisis. Nonetheless, fiscal and monetary actions as well as hope of vaccines and treatments helped stimulate financial markets: the S&P 500 Index posted a 12.5% gain for the month of April, and credit markets recovered after they had bottomed in March. Despite the financial rally, COVID-19’s negative shock to the real economy remains clear provided that lackluster demand for oil drove West Texas Intermediate oil futures down below zero, personal consumption declined by 7.6%, U.S. jobless claims reached 26 million, and U.S. GDP contracted by 4.8% in the first quarter.

A gradual recovery of financial markets continued throughout May. Global equities mostly gained, credit spreads tightened, and oil prices staged a comeback. This stability was driven by a variety of factors. On the virus front, regions such as the U.K. as well as certain U.S. states have begun to relax social distancing restrictions, and there is strengthened optimism amidst testing advancements for a vaccine. In compliment to this, the E.U. and Japan both announced new fiscal stimulus plans and the European Central Bank (the “ECB”), Bank of England, and U.S. Federal Reserve (the “Fed”) all kept their asset purchasing programs unchanged.

June highlighted the complexity in easing lockdowns as many U.S. states saw a resurgence in COVID-19 cases. As a result, we continued to see an emphasis on fiscal and monetary stimulus talks. Congress discussed the Phase 4 stimulus bill while the Fed strengthened its “main street” lending program and re-emphasized its plan to keep rates near zero for the foreseeable future. Similarly, the ECB announced an increase in the size of its Pandemic Emergency Purchase Program (PEPP) by another €600 and pledged to keep asset purchasing towards the end of 2022.

TOTAL PORTFOLIO REVIEW/ PERIOD-END POSITIONING

The Brighthouse Balanced Plus Portfolio was composed of two sleeves. Approximately 70% of the Portfolio’s assets were invested in a variety of underlying portfolios of the Brighthouse Funds Trust I and the Brighthouse Funds Trust II to achieve and maintain a broad asset allocation of approximately 40% to fixed income and 30% to equities. These assets (the “Base Sleeve”) were managed by the Investment Committee of Brighthouse Investment Advisers, LLC. The remaining 30% of the assets (the “Overlay Sleeve”) are designed to keep the Portfolio’s overall volatility level within the desired range by dynamically changing its total equity exposure in response to measures of implied equity market volatility. To gain and actively manage this equity exposure, the Overlay Sleeve’s subadviser, Pacific Investment Management Company LLC (“PIMCO”), invested in equity index derivative instruments and various fixed income instruments that served as collateral for the equity derivative exposures. Since the Overlay Sleeve constitutes a substantial percent of the Portfolio’s allocation, overlay sleeve performance may significantly impact total Portfolio return in any given period. The Portfolio ended the period with an approximately 35% exposure to equities and a 39% exposure to fixed income.

BASE SLEEVE REVIEW

The Base Sleeve Portfolio underperformed its benchmark over the period. Performance was hurt by underperformance by the underlying Fixed Income and International Equity Portfolios.

The underlying Fixed Income portfolios subtracted from relative performance during the first half of 2020. The largest detractor was the Western Asset Management Strategic Bond Opportunities Portfolio, which underperformed its benchmark by 8.6%. The most meaningful detractor from performance was the Portfolio’s exposure to Emerging Market bonds and currencies, but the Portfolio’s exposure to Investment Grade and High Yield bonds detracted as well, as the month of March was one of the worst on record for the two asset classes. Another underperformer was the Brighthouse/Templeton International Bond Portfolio, which underperformed its benchmark by 7.0%. A short duration profile hurt relative performance, but the main detractors were currency positions in the Brazilian real and the Argentine peso. The best relative performer was the Brighthouse/Eaton Vance Floating Rate Portfolio, which outperformed its benchmark by 0.9%. The Portfolio’s underexposure to CCC-rated and defaulted loan categories over the period contributed to relative performance, as did favorable security selection within the BB-rated and B-rated loan segments and underweights to the Air Transport and Retailers segments.

The overall contribution from the underlying U.S. Equity portfolios contributed to relative performance for the period. Within the Portfolio’s Large Cap portfolios, the biggest contributor was the Jennison Growth Portfolio, which outperformed its benchmark by 10.7%. The Portfolio benefitted from strong security selection within Technology, Consumer Discretionary, Communication Services and Healthcare, as well as an underweight to Industrials. The Brighthouse/Wellington Core Equity Opportunities Portfolio, on the other hand, underperformed its benchmark by 4.1%. The biggest drivers of underperformance were security selection within Consumer Discretionary, Healthcare and Consumer Staples, as well as

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

underweights to Technology and Communication Services and an overweight to Industrials. The Invesco Comstock Portfolio also detracted from relative returns, as it underperformed its benchmark by 3.9%. Security selection within Energy, Consumer Discretionary and Financials dampened performance, but the biggest drag on performance was the Portfolio’s overweight to the Energy sector, which was down over 35% for the period. The Mid Cap portfolios, overall, managed to outperform despite the T. Rowe Price Mid Cap Growth Portfolio underperforming its benchmark by 6.0%. Security selection within Consumer Discretionary, Healthcare and Financials were all headwinds for performance, as was an underweight to Technology and overweights to Energy, Utilities and Financials. The Morgan Stanley Discovery Portfolio, on the other hand, outperformed its benchmark by an impressive 57.9% for the period. The Portfolio’s overweight to Technology, Communication Services and Healthcare all contributed to performance, as did an underweight to Industrials. In terms of security selection, the Portfolio benefitted from selections within Technology, Consumer Discretionary, Communication Services and Healthcare. The Small Cap portfolios also outperformed, led by the Neuberger Berman Genesis Portfolio, which outperformed its benchmark by 22.2%. The Portfolio benefitted from its heavy tilt towards growth stocks which significantly outperformed value stocks for the period. In particular, security selection within, and overweights to, Technology and Consumer Discretionary benefitted returns, as did security selection within, and an underweight to, Financials.

Despite a strong comeback during the second quarter of the year, the Non-U.S. equity portfolios were overall a detractor from relative performance for the first six months of the year. The worst relative performance came from the Harris Oakmark International Portfolio, which underperformed its benchmark by 11.0% for the period. The main drivers of underperformance were security selection within Industrials, Consumer Discretionary, Financials, Basic Materials and Communication Services, but underweights to Healthcare and Technology were headwinds as well. The Brighthouse/Dimensional International Small Company Portfolio underperformed its benchmark by 2.6%. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price detracted from relative performance, as those securities outperformed. The Portfolio’s overweight to the smaller stocks in the benchmark also detracted from relative performance. The Baillie Gifford International Stock Portfolio, on the other hand, had a strong period, outperforming its benchmark by 10.2%. The Portfolio benefitted from its security selection within Consumer Discretionary, Communication Services, Financials and Industrials, and an underweight to Energy abetted returns as well.

OVERLAY SLEEVE PORTFOLIO REVIEW

During the period’s volatile market environment, the Portfolio dynamically adjusted its equity exposure. The Portfolio entered the year near max equity exposure as risk assets finished off a year of stellar returns. In late February, the Portfolio quickly de-risked in response to the uptick in volatility driven by threats to growth posed by response to the COVID-19 virus, and de-risked further in early March. In April, the Portfolio increased equity exposure in response to stabilizing sentiment but overall remained underweight equity exposure for the remainder of the second quarter as fears persisted about vulnerabilities related to the path of the virus and recovery, prompting the Chicago Board Options Exchange Volatility Index (the “VIX”) to stay elevated. The VIX is an index measuring volatility through expected price fluctuations in S&P 500 Index options, also known as the fear gauge. The underweight to equity exposure during the second quarter market rally detracted from relative performance in the Overlay Sleeve, offsetting gains versus the S&P 500 Index from earlier in the year when reduced equity and exposure contributed during the steep market sell-off.

The Portfolio’s fixed income allocations within the Overlay Sleeve were positive relative to the benchmark. U.S. yield curve positioning, partially facilitated through the use of futures, contributed to performance, particularly an overweight to headline duration, which benefitted in the first quarter, as yields broadly fell across developed markets. Within a diversified set of spread sectors, an allocation to

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Managed by Brighthouse Investment Advisers, LLC and Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

investment-grade corporate credit, exposure to Agency Mortgage-Backed Securities and Treasury Inflation-Protected Securities detracted from performance as spreads widened and inflation expectations fell.

Equity exposure in the Overlay Sleeve ended the period with a reduced exposure to U.S. equities as volatility remained elevated. The Portfolio ended the period with a neutral duration stance relative to the benchmark. The Portfolio held positions in corporate, Agency, mortgages, and municipal bonds to diversify and enhance the return potential.

The Base Sleeve is managed by:

Investment Committee

Brighthouse Investment Advisers, LLC

The Overlay Sleeve is managed by:

David L. Braun

Yang Lu

Graham A. Rennison

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
Brighthouse Balanced Plus Portfolio
Class B	-0.21	6.91	7.12	7.18
Dow Jones Moderate Index	-3.66	1.99	5.47	5.84

1 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
BlackRock Bond Income Portfolio(Class A)	6.9
U.S. Treasury Notes	6.4
PIMCO Total Return Portfolio(Class A)	5.5
TCW Core Fixed Income Portfolio(Class A)	5.4
JPMorgan Core Bond Portfolio(Class A)	4.3
Harris Oakmark International Portfolio(Class A)	3.8
Western Asset Management U.S. Government Portfolio(Class A)	3.5
Western Asset Management Strategic Bond Opportunities Portfolio(Class A)	3.3
Baillie Gifford International Stock Portfolio(Class A)	2.8
MFS Research International Portfolio(Class A)	2.6

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	30.1
International Developed Market Equities	12.7
U.S. Mid Cap Equities	6.0
High Yield Fixed Income	5.8
U.S. Small Cap Equities	4.7
International Fixed Income	3.5
U.S. Large Cap Equities	3.2
Global Equities	2.5
Emerging Market Equities	1.4
Real Estate Equities	0.9

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Balanced Plus Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a) (b)	Actual	0.91%	$1,000.00	$997.90	$4.52
	Hypothetical*	0.91%	$1,000.00	$1,020.34	$4.57

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.
(b)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—70.8% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.8%
AB International Bond Portfolio (Class A) (a)	19,964,477	$199,844,415
Baillie Gifford International Stock Portfolio (Class A) (b)	25,374,860	313,887,016
BlackRock Bond Income Portfolio (Class A) (b)	7,054,395	776,971,027
BlackRock Capital Appreciation Portfolio (Class A) (b) (c)	959,078	41,345,840
BlackRock High Yield Portfolio (Class A) (a)	15,962,088	114,607,795
Brighthouse Small Cap Value Portfolio (Class A) (a)	10,948,337	122,730,854
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A) (a)	8,309,391	82,678,441
Brighthouse/Artisan International Portfolio (Class A) (a)	21,159,807	235,297,053
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	952,166	173,436,999
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,805,550	161,837,444
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	18,123,566	169,455,344
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	31,218,073	285,957,553
Brighthouse/Templeton International Bond Portfolio (Class A) (a)	23,616,204	195,778,329
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,905,401	54,780,281
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,218,277	57,579,487
Clarion Global Real Estate Portfolio (Class A) (a)	10,346,573	101,810,275
Frontier Mid Cap Growth Portfolio (Class A) (b) (c)	4,561,829	154,326,681
Harris Oakmark International Portfolio (Class A) (a)	43,917,866	435,226,053
Invesco Comstock Portfolio (Class A) (a)	2,600,595	26,734,121
Invesco Global Equity Portfolio (Class A) (a)	5,251,495	118,631,283
Invesco Small Cap Growth Portfolio (Class A) (a)	8,065,318	104,365,213
Jennison Growth Portfolio (Class A) (b)	3,121,068	54,275,371
JPMorgan Core Bond Portfolio (Class A) (a)	45,939,502	485,121,142
JPMorgan Small Cap Value Portfolio (Class A) (a)	8,760,784	100,135,765
Loomis Sayles Growth Portfolio (Class A) (a)	3,484,316	41,846,630
MFS Research International Portfolio (Class A) (a)	25,350,716	289,758,687
MFS Value Portfolio (Class A) (b)	3,520,499	46,118,540
Morgan Stanley Discovery Portfolio (Class A) (a) (c)	2,197,347	66,271,974
Neuberger Berman Genesis Portfolio (Class A) (b)	4,363,510	82,644,881
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	22,111,561	227,306,848
PIMCO Total Return Portfolio (Class A) (a)	51,331,595	626,758,780
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	8,993,126	80,758,274
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	1,714,773	39,096,814
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	11,895,857	117,174,188
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,035,158	124,263,898
TCW Core Fixed Income Portfolio (Class A) (a)	56,573,159	613,253,040
Van Eck Global Natural Resources Portfolio (Class A) (b)	23,163,420	159,827,601
Wells Capital Management Mid Cap Value Portfolio (Class A) (a)	17,539,393	170,658,290
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	29,858,637	377,711,755
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,079,217	394,304,262

Total Mutual Funds (Cost $8,395,317,870)		8,024,568,244

U.S. Treasury & Government Agencies—32.2%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.9%
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	3,180,953
3.180%, 07/01/35	2,681,875	2,935,277
Freddie Mac 30 Yr. Pool 2.500%, 01/01/50	72,547,905	75,579,434
Freddie Mac Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	6,373,215	7,110,372
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	116,625,782
Uniform Mortgage-Backed Securities
3.500%, TBA (d)	215,000,000	226,122,261
4.000%, TBA (d)	115,000,000	121,911,289

		553,465,368

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip Zero Coupon, 04/15/30	19,500,000	17,182,145
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,926,452
4.250%, 09/15/65	10,000,000	15,042,537

		34,151,134

U.S. Treasury—27.0%
U.S. Treasury Bonds
2.750%, 11/15/42	196,000,000	250,987,188
2.875%, 05/15/43	126,000,000	164,567,812
2.875%, 08/15/45	51,300,000	67,597,769
2.875%, 11/15/46	114,100,000	151,659,403
3.000%, 11/15/44	96,000,000	128,490,000
3.000%, 02/15/47	96,900,000	131,946,762
3.000%, 02/15/49	143,700,000	198,277,934
3.125%, 02/15/42	93,900,000	127,421,567
3.125%, 02/15/43	89,700,000	121,585,547
3.375%, 05/15/44	99,895,000	141,249,970
4.250%, 11/15/40	177,700,000	277,593,778
4.625%, 02/15/40	113,700,000	184,349,449
U.S. Treasury Inflation Indexed Notes 0.250%, 07/15/29 (e)	38,096,900	41,702,173
U.S. Treasury Notes
0.375%, 03/31/22 (f) (g)	70,000,000	70,251,562
1.375%, 01/31/22	160,000,000	163,037,501
1.500%, 11/30/24	100,000,000	105,496,094
1.750%, 12/31/24 (h)	12,200,000	13,016,352
2.750%, 08/31/23 (h)	672,000,000	726,337,503

		3,065,568,364

Total U.S. Treasury & Government Agencies (Cost $3,107,715,319)		3,653,184,866

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—1.7%

Security Description	Principal Amount*	Value

Banks—1.6%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (i)	20,000,000	$22,272,793
Bank of New York Mellon Corp. (The) 3.726%, 3M LIBOR + 3.420%, 09/20/20 (i)	6,800,000	6,451,160
Citigroup, Inc. 3.887%, 3M LIBOR + 1.563%, 01/10/28 (i)	20,000,000	22,540,281
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	5,641,340
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (i)	10,000,000	11,200,130
3.750%, 02/25/26	19,500,000	21,748,337
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	22,576,053
5.250%, 03/14/44	3,000,000	3,785,909
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (i)	10,000,000	11,158,936
4.000%, SOFR + 2.745%, 04/01/25 (i)	8,000,000	7,002,240
6.125%, 3M LIBOR + 3.330%, 04/30/24 (i)	3,000,000	3,061,500
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (i)	5,000,000	5,780,554
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (i)	20,000,000	22,492,557
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (i)	8,600,000	8,513,398

		174,225,188

Insurance—0.0%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	4,170,665

Pharmaceuticals—0.1%
AbbVie, Inc. 4.875%, 02/15/21 (144A)	5,000,000	5,080,248

Telecommunications—0.0%
AT&T, Inc. 4.800%, 06/15/44	3,000,000	3,551,446

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,688,000	3,118,672

Total Corporate Bonds & Notes (Cost $149,390,276)		190,146,219

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	706,628
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	2,449,293

Total Municipals (Cost $2,512,921)		3,155,921

Short-Term Investments—0.2%
Security Description	Principal Amount*	Value

Repurchase Agreements—0.2%
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/20 at 0.120%, due on 07/01/20 with a maturity value of $2,600,009; collateralized by U.S. Treasury Bond at 3.000%, maturing 02/15/48, with a market value of $2,619,115.	2,600,000	2,600,000
Repurchase Agreement dated 06/30/20 at 0.120%, due on 07/01/20 with a maturity value of $5,700,019; collateralized by U.S. Treasury Bond at 3.000%, maturing 08/15/48, with a market value of $5,767,205	5,700,000	5,700,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $6,909,391; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $7,047,599.	6,909,391	6,909,391

Total Short-Term Investments (Cost $15,209,391)		15,209,391

Total Investments—104.9% (Cost $11,670,145,777)		11,886,264,641
Other assets and liabilities (net)—(4.9)%		(552,120,832)

Net Assets—100.0%		$11,334,143,809

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	A Portfolio of Brighthouse Funds Trust II. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $37,993,049.
(g)	All or a portion of the security was pledged as collateral against TBA securities As of June 30, 2020, the market value of securities pledged was $262,942.
(h)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(i)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $9,250,913, which is 0.1% of net assets.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
JPY	20,900,000	JPMC	07/02/20	USD	194,103	$540

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day EuroDollar Futures	12/14/20	155	USD	38,637,625	$460,489
S&P 500 Index E-Mini Futures	09/18/20	2,926	USD	452,096,260	(10,546,246)
U.S. Treasury Note 2 Year Futures	09/30/20	621	USD	137,134,266	24,702
U.S. Treasury Ultra Long Bond Futures	09/21/20	225	USD	49,085,156	1,360,705

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	09/21/20	(1,126)	USD	(177,327,406)	(943,113)

Net Unrealized Depreciation					$(9,643,463)

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$8,024,568,244	$—	$—	$8,024,568,244
Total U.S. Treasury & Government Agencies*	—	3,653,184,866	—	3,653,184,866
Total Corporate Bonds & Notes*	—	190,146,219	—	190,146,219
Total Municipals*	—	3,155,921	—	3,155,921
Total Short-Term Investments*	—	15,209,391	—	15,209,391
Total Investments	$8,024,568,244	$3,861,696,397	$—	$11,886,264,641

Secured Borrowings (Liability)	$—	$(104,348,778)	$—	$(104,348,778)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$540	$—	$540
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,845,896	$—	$—	$1,845,896
Futures Contracts (Unrealized Depreciation)	(11,489,359)	—	—	(11,489,359)
Total Futures Contracts	$(9,643,463)	$—	$—	$(9,643,463)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$3,861,696,397
Affiliated investments at value (b)	8,024,568,244
Cash denominated in foreign currencies (c)	385,509
Unrealized appreciation on forward foreign currency exchange contracts	540
Receivable for:
Affiliated investments sold	1,675,803
TBA securities sold	525,941,284
Fund shares sold	92,149
Interest	20,414,545
Variation margin on futures contracts	7,936,974

Total Assets	12,442,711,445
Liabilities
Secured borrowings	104,348,778
Payables for:
Investments purchased	5,700,000
TBA securities purchased	991,826,199
Fund shares redeemed	1,767,952
Deferred dollar roll income	119,352
Accrued Expenses:
Management fees	2,124,167
Distribution and service fees	2,325,996
Deferred trustees’ fees	133,600
Other expenses	221,592

Total Liabilities	1,108,567,636

Net Assets	$11,334,143,809

Net Assets Consist of:
Paid in surplus	$10,983,952,964
Distributable earnings (Accumulated losses)	350,190,845

Net Assets	$11,334,143,809

Net Assets
Class B	$11,334,143,809
Capital Shares Outstanding*
Class B	1,079,391,381
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.50

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $3,274,827,907.
(b)	Identified cost of affiliated investments was $8,395,317,870.
(c)	Identified cost of cash denominated in foreign currencies was $388,220.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from affiliated investments	$239,721,165
Interest	39,490,467

Total investment income	279,211,632
Expenses
Management fees	13,839,145
Administration fees	77,799
Custodian and accounting fees	94,891
Distribution and service fees—Class B	14,185,975
Interest expense	255,216
Audit and tax services	21,895
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	33,389
Insurance	12,373
Miscellaneous	17,931

Total expenses	28,576,104
Less management fee waiver	(253,810)

Net expenses	28,322,294

Net Investment Income	250,889,338

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	88,366,435
Affiliated investments	17,124,101
Futures contracts	(232,641,416)
Foreign currency transactions	(2,925)
Forward foreign currency transactions	2,598
Capital gain distributions from affiliated investments	189,724,713

Net realized gain	62,573,506

Net change in unrealized appreciation (depreciation) on:
Investments	367,097,496
Affiliated investments	(615,726,416)
Futures contracts	(107,201,977)
Foreign currency transactions	(10,206)
Forward foreign currency transactions	424

Net change in unrealized depreciation	(355,840,679)

Net realized and unrealized loss	(293,267,173)

Net Decrease in Net Assets From Operations	$(42,377,835)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$250,889,338	$254,772,936
Net realized gain	62,573,506	1,157,772,616
Net change in unrealized appreciation (depreciation)	(355,840,679)	1,036,094,238

Increase (decrease) in net assets from operations	(42,377,835)	2,448,639,790

From Distributions to Shareholders
Class B	(1,398,596,814)	(236,378,234)

Total distributions	(1,398,596,814)	(236,378,234)

Increase (decrease) in net assets from capital share transactions	760,620,480	(984,807,939)

Total increase (decrease) in net assets	(680,354,169)	1,227,453,617

Net Assets
Beginning of period	12,014,497,978	10,787,044,361

End of period	$11,334,143,809	$12,014,497,978

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	4,331,794	$49,531,605	6,263,750	$69,274,037
Reinvestments	134,222,343	1,398,596,814	21,567,357	236,378,234
Redemptions	(59,157,261)	(687,507,939)	(115,417,132)	(1,290,460,210)

Net increase (decrease)	79,396,876	$760,620,480	(87,586,025)	$(984,807,939)

Increase (decrease) derived from capital shares transactions		$760,620,480		$(984,807,939)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.01		$9.92	$11.91	$10.76	$10.34	$11.70

Income (Loss) from Investment Operations
Net investment income (a)	0.26		0.24	0.20	0.18	0.16	0.24
Net realized and unrealized gain (loss)	(0.29)		2.08	(0.98)	1.73	0.69	(0.68)

Total income (loss) from investment operations	(0.03)		2.32	(0.78)	1.91	0.85	(0.44)

Less Distributions
Distributions from net investment income	(0.29)		(0.23)	(0.20)	(0.18)	(0.31)	(0.24)
Distributions from net realized capital gains	(1.19)		0.00	(1.01)	(0.58)	(0.12)	(0.68)

Total distributions	(1.48)		(0.23)	(1.21)	(0.76)	(0.43)	(0.92)

Net Asset Value, End of Period	$10.50		$12.01	$9.92	$11.91	$10.76	$10.34

Total Return (%) (b)	(0.21	)(c)	23.57	(7.36)	18.33	8.36	(4.09)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%) (d)	0.50	(e)	0.50	0.50	0.50	0.50	0.49
Gross ratio of expenses to average net assets excluding interest expense (%) (d)	0.50	(e)	0.50	0.49	0.50	0.50	0.49
Net ratio of expenses to average net assets (%) (d)(f)	0.50	(e)	0.49	0.49	0.50	0.49	0.49
Net ratio of expenses to average net assets excluding interest expense (%) (d)(f)	0.49	(e)	0.49	0.49	0.49	0.49	0.49
Ratio of net investment income to average net assets (%) (g)	2.29	(e)	2.18	1.79	1.54	1.51	2.16
Portfolio turnover rate (%)	41	(c)(h)	76 (h)	54 (h)	32 (h)	17	20
Net assets, end of period (in millions)	$11,334.1		$12,014.5	$10,787.0	$12,467.1	$10,965.1	$10,470.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 14%, 15%, 24% and 8% for the six months ended June 30, 2020 and for the years ended December 31, 2019, 2018 and 2017, respectively.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Balanced Plus Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio invests approximately 70% of its assets (the “Base Portion”) in other Portfolios of the Trust or of Brighthouse Funds Trust II (“Underlying Portfolios”) and approximately 30% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses for such Underlying Portfolios.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as Net realized gains in the Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had investments in repurchase agreements with a gross value of $15,209,391, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the Portfolio had an outstanding reverse repurchase agreement balance for 90 days. The average amount of borrowings was $73,067,498 and the annualized weighted average interest rate was 0.872% during the 90 day period. There were no outstanding reverse repurchase agreements as of June 30, 2020.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2020, the Portfolio entered into secured borrowing transactions involving a U.S. Treasury security. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the Portfolio had an outstanding secured borrowing transaction balance for 119 days. For the six months ended June 30, 2020, the Portfolio’s average amount of borrowings was $94,744,102 and the weighted average interest rate was 0.290% during the 119 day period.

At June 30, 2020, the amount of the Portfolio’s outstanding borrowings was $104,348,778. The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party. The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the MSFTA and net of the related collateral pledged or received by the Portfolio as of June 30, 2020:

Counterparty	Payable for Secured Borrowings	Financial Instruments Available for Offset (a)	Collateral (Received) (b)	Net Amount (c)
UBS Securities LLC	$(104,348,778)	$103,978,672	$—	$(370,106)

(a)	Represents market value of borrowings as of June 30, 2020.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

BHFTI-16

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(104,348,778)	$—	$—	$(104,348,778)
Total Borrowings	$—	$(104,348,778)	$—	$—	$(104,348,778)
Gross amount of recognized liabilities for secured borrowing transactions					$(104,348,778)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity derivative instruments, consisting primarily of stock index futures, was used to increase or decrease the Portfolio’s overall equity exposure. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$1,845,896	Unrealized depreciation on futures contracts (a) (b)	$943,113
Equity			Unrealized depreciation on futures contracts (a) (b)	10,546,246
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	540

Total		$1,846,436		$11,489,359

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
JPMorgan Chase Bank N.A.	$540	$—	$—	$540

*	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$2,598	$2,598
Futures contracts	(12,717,077)	(219,924,339)	—	(232,641,416)

	$(12,717,077)	$(219,924,339)	$2,598	$(232,638,818)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$424	$424
Futures contracts	902,783	(108,104,760)	—	(107,201,977)

	$902,783	$(108,104,760)	$424	$(107,201,553)

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$386,360
Futures contracts long	1,245,950,515
Futures contracts short	(330,076,395)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$4,170,282,817	$802,134,521	$4,343,156,162	$533,309,877

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$3,237,087,944	$3,236,451,651

BHFTI-20

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with Pacific Investment Management Company LLC (the “Subadviser”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Subject to the supervision and direction of the Board, the Adviser supervises the Subadviser and has full discretion with respect to the retention or renewal of the subadvisory agreement. The Adviser pays the Subadviser a fee based on the Portfolio’s average daily net assets of the Overlay Portion of the Portfolio.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers (Overlay Portion managed by PIMCO) for the six months ended June 30, 2020	% per annum	Average Daily Net Assets of the Overlay Portion
$6,158,815	0.725%	First $250 million
	0.700%	$250 million to $750 million
	0.675%	$750 million to $1 billion
	0.650%	Over $1 billion

Management Fees earned by Brighthouse Investment Advisers (Base Portion managed by the Adviser) for the six months ended June 30, 2020	% per annum	Average Daily Net Assets of the Base Portion
$7,680,330	0.100%	First $500 million
	0.075%	$500 million to $1 billion
	0.050%	Over $1 billion

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays Brighthouse Investment Advisers a management fee through its investment in the Underlying Portfolios.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Overlay Portion of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets of the Overlay Portion
0.050%	First $250 million
0.025%	$250 million to $750 million
0.025%	$2.5 billion to $5 billion
0.050%	Over $5 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B,

BHFTI-21

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2020 were as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2020
AB International Bond Portfolio (Class A)	$205,122,422	$6,107,910	$(2,123,293)	$86,638	$(9,349,262)	$199,844,415
Baillie Gifford International Stock Portfolio (Class A)	321,197,280	31,712,297	(12,278,284)	4,612,201	(31,356,478)	313,887,016
BlackRock Bond Income Portfolio (Class A)	800,066,584	28,140,530	(61,358,630)	(373,574)	10,496,117	776,971,027
BlackRock Capital Appreciation Portfolio (Class A)	52,253,008	5,049,729	(16,738,866)	4,814,571	(4,032,602)	41,345,840
BlackRock High Yield Portfolio (Class A)	120,345,553	6,424,826	(2,090,448)	(356,720)	(9,715,416)	114,607,795
Brighthouse Small Cap Value Portfolio (Class A)	128,265,218	31,204,284	(51,040)	1,090	(36,688,698)	122,730,854
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	85,618,528	9,555,717	(3,236,304)	195,725	(9,455,225)	82,678,441
Brighthouse/Artisan International Portfolio	248,561,391	20,076,693	(3,317,331)	616,847	(30,640,547)	235,297,053
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	182,708,599	34,555,857	(9,535,667)	(241,209)	(34,050,581)	173,436,999
Brighthouse/Dimensional International Small Company Portfolio (Class A)	171,909,904	28,832,338	(3,232,003)	(743,959)	(34,928,836)	161,837,444
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	177,044,908	8,608,540	(952,117)	(51,260)	(15,194,727)	169,455,344
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	293,718,271	10,779,505	(5,407,639)	(376,710)	(12,755,874)	285,957,553
Brighthouse/Templeton International Bond Portfolio (Class A)	206,773,040	16,419,100	(1,266,480)	(352,736)	(25,794,595)	195,778,329
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	59,799,793	7,137,102	(984,409)	(91,493)	(11,080,712)	54,780,281
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	60,895,882	4,538,732	(1,874,122)	295,113	(6,276,118)	57,579,487
Clarion Global Real Estate Portfolio (Class A)	106,728,583	21,496,378	(502,090)	28,958	(25,941,554)	101,810,275
Frontier Mid Cap Growth Portfolio (Class A)	159,189,982	17,609,758	(7,323,863)	(473,213)	(14,675,983)	154,326,681
Harris Oakmark International Portfolio (Class A)	447,355,198	122,521,363	(20,740,888)	(5,571,788)	(108,337,832)	435,226,053
Invesco Comstock Portfolio (Class A)	42,809,492	7,867,283	(12,657,518)	(1,699,148)	(9,585,988)	26,734,121
Invesco Global Equity Portfolio (Class A)	123,708,283	3,944,599	(5,748,838)	720,184	(3,992,945)	118,631,283
Invesco Small Cap Growth Portfolio (Class A)	105,489,846	6,448,925	(6,487,172)	(2,055,899)	969,513	104,365,213
Jennison Growth Portfolio (Class A)	64,296,604	6,287,408	(20,981,347)	3,901,269	771,437	54,275,371
JPMorgan Core Bond Portfolio (Class A)	499,333,965	17,871,284	(42,500,893)	427,033	9,989,753	485,121,142
JPMorgan Small Cap Value Portfolio (Class A)	106,475,454	19,701,207	(2,812,582)	(1,055,776)	(22,172,538)	100,135,765
Loomis Sayles Growth Portfolio (Class A)	42,646,508	15,143,965	(4,780,587)	2,145,308	(13,308,564)	41,846,630
MFS Research International Portfolio (Class A)	305,749,244	25,123,794	(4,504,977)	1,110,914	(37,720,288)	289,758,687
MFS Value Portfolio (Class A)	51,283,244	5,507,590	(221,493)	21,623	(10,472,424)	46,118,540
Morgan Stanley Discovery Portfolio (Class A)	59,778,144	9,613,546	(23,489,290)	10,030,217	10,339,357	66,271,974
Neuberger Berman Genesis Portfolio (Class A)	85,049,900	7,918,442	(3,341,193)	1,251,957	(8,234,225)	82,644,881
PIMCO Inflation Protected Bond Portfolio (Class A)	236,588,136	6,942,532	(22,766,107)	(3,401,067)	9,943,354	227,306,848

BHFTI-22

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2020
PIMCO Total Return Portfolio (Class A)	$643,335,571	$25,218,698	$(54,055,453)	$9,732	$12,250,232	$626,758,780
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	85,844,987	7,601,364	(1,724,693)	(49,508)	(10,913,876)	80,758,274
T. Rowe Price Large Cap Value Portfolio (Class A)	42,741,187	8,294,659	(190,027)	7,941	(11,756,946)	39,096,814
T. Rowe Price Mid Cap Growth Portfolio (Class A)	122,252,652	13,052,897	(3,604,146)	(60,351)	(14,466,864)	117,174,188
T. Rowe Price Small Cap Growth Portfolio (Class A)	127,949,550	17,365,563	(1,365,224)	321,418	(20,007,409)	124,263,898
TCW Core Fixed Income Portfolio (Class A)	632,040,098	19,602,208	(61,225,692)	5,105,697	17,730,729	613,253,040
Van Eck Global Natural Resources Portfolio (Class A)	169,952,393	23,053,325	(1,647,769)	(1,576,804)	(29,953,544)	159,827,601
Wells Capital Management Mid Cap Value Portfolio (Class A)	183,079,640	36,034,007	(2,457,525)	(547,816)	(45,450,016)	170,658,290
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	395,522,917	22,964,831	(8,299,896)	600,788	(33,076,885)	377,711,755
Western Asset Management U.S. Government Portfolio (Class A)	411,835,959	12,335,729	(32,935,978)	(102,092)	3,170,644	394,304,262

	$8,365,317,918	$728,664,515	$(470,811,874)	$17,124,101	$(615,726,416)	$8,024,568,244

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2020
AB International Bond Portfolio (Class A)	$1,512,785	$4,538,353	19,964,477
Baillie Gifford International Stock Portfolio (Class A)	18,862,888	6,413,856	25,374,860
BlackRock Bond Income Portfolio (Class A)	—	28,140,530	7,054,395
BlackRock Capital Appreciation Portfolio (Class A)	5,049,729	—	959,078
BlackRock High Yield Portfolio (Class A)	—	6,424,826	15,962,088
Brighthouse Small Cap Value Portfolio (Class A)	5,683,296	2,082,507	10,948,337
Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class A)	—	1,938,952	8,309,391
Brighthouse/Artisan International Portfolio	8,213,478	3,269,247	21,159,807
Brighthouse/Artisan Mid Cap Value Portfolio (Class A)	3,911,378	1,783,032	952,166
Brighthouse/Dimensional International Small Company Portfolio (Class A)	6,501,783	4,502,446	16,805,550
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A)	—	8,604,573	18,123,566
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A)	—	10,779,506	31,218,073
Brighthouse/Templeton International Bond Portfolio (Class A)	—	13,640,173	23,616,204
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A)	6,200,291	927,890	1,905,401
Brighthouse/Wellington Large Cap Research Portfolio (Class A)	3,850,643	677,464	4,218,277
Clarion Global Real Estate Portfolio (Class A)	2,197,582	5,021,666	10,346,573
Frontier Mid Cap Growth Portfolio (Class A)	17,172,154	—	4,561,829
Harris Oakmark International Portfolio (Class A)	12,021,942	15,468,793	43,917,866
Invesco Comstock Portfolio (Class A)	1,928,595	748,183	2,600,595
Invesco Global Equity Portfolio (Class A)	307,434	1,123,722	5,251,495
Invesco Small Cap Growth Portfolio (Class A)	6,321,171	99,126	8,065,318
Jennison Growth Portfolio (Class A)	6,162,933	124,475	3,121,068
JPMorgan Core Bond Portfolio (Class A)	—	17,871,284	45,939,502
JPMorgan Small Cap Value Portfolio (Class A)	—	1,501,038	8,760,784
Loomis Sayles Growth Portfolio (Class A)	14,788,958	355,007	3,484,316
MFS Research International Portfolio (Class A)	10,135,228	7,331,867	25,350,716
MFS Value Portfolio (Class A)	3,013,488	956,202	3,520,499
Morgan Stanley Discovery Portfolio (Class A)	9,613,546	—	2,197,347
Neuberger Berman Genesis Portfolio (Class A)	5,948,197	150,125	4,363,510
PIMCO Inflation Protected Bond Portfolio (Class A)	—	6,942,532	22,111,561
PIMCO Total Return Portfolio (Class A)	—	25,218,698	51,331,595
SSGA Emerging Markets Enhanced Index Portfolio (Class A)	—	2,161,681	8,993,126
T. Rowe Price Large Cap Value Portfolio (Class A)	3,202,334	1,088,335	1,714,773
T. Rowe Price Mid Cap Growth Portfolio (Class A)	12,057,170	299,027	11,895,857
T. Rowe Price Small Cap Growth Portfolio (Class A)	13,194,910	263,254	6,035,158
TCW Core Fixed Income Portfolio (Class A)	—	19,602,208	56,573,159
Van Eck Global Natural Resources Portfolio (Class A)	—	2,340,746	23,163,420
Wells Capital Management Mid Cap Value Portfolio (Class A)	11,872,800	2,097,098	17,539,393
Western Asset Management Strategic Bond Opportunities Portfolio (Class A)	—	22,897,014	29,858,637
Western Asset Management U.S. Government Portfolio (Class A)	—	12,335,729	33,079,217

	$189,724,713	$239,721,165

BHFTI-23

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$11,740,884,162

Gross unrealized appreciation	785,245,480
Gross unrealized depreciation	(649,206,936)

Net unrealized appreciation (depreciation)	$136,038,544

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$236,378,234	$568,754,281	$—	$654,089,881	$236,378,234	$1,222,844,162

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$572,788,083	$823,519,532	$394,996,644	$—	$1,791,304,259

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019 the Portfolio utilized accumulated short-term capital losses of $133,059,244.

10. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-24

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-25

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed by Delaware Investments Fund Advisers and Wells Capital Management Incorporated

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Brighthouse Small Cap Value Portfolio returned -24.09% and -24.15%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index1, returned -23.50%.

MARKET ENVIRONMENT / CONDITIONS

Financial markets saw significant volatility during the first six months of the year as global economies were severely affected by the coronavirus (COVID-19) pandemic. The virus’ impact and the government-imposed stay-at-home order saw several markets enter a period of dysfunction that caused stress and panic throughout many areas of the economy placing it into a recession. As investors began to discount a post COVID-19 economic recovery, equity markets significantly rebounded in the second quarter of 2020. The robust fiscal and monetary response as well as businesses beginning to reopen fueled a sharp market rally. Although equity investors have discounted a recovery, many companies have been reluctant to deploy capital until transparency around the economy and the containment of the virus improves. In this environment, small-cap value stocks were hit exceptionally hard as the traditional value sectors underperformed and investors feared small- and mid-cap companies would struggle the most from lower levels of diversification and less access to capital than their large-cap peers. The Russell 2000 Value Index (Index) returned -23.50% over the six-month period. The Health Care and Consumer Staples sectors were the best performing within the Index. Energy and Communication Services were the worst-performing sectors within the Index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Brighthouse Small Cap Value Portfolio is constructed in a multi-manager sleeve structure, with each of the two sleeves comprising roughly 50% of Portfolio assets.

The following commentary was provided by Delaware Investments Fund Advisers.

The Portfolio sleeve underperformed the Russell 2000® Value Index during the review period. Stock selection and relative underweight allocations to the Consumer Discretionary, Health Care, Consumer Staples, and Energy sectors detracted. Stock selection and a relative overweight contributed in the Materials sector. Stock selection in the Financials sector contributed and the Portfolio benefited from an overweight allocation to the Information Technology sector.

Great Western Bancorp, Inc. is a bank holding company headquartered in South Dakota with branches in South Dakota, Iowa, Nebraska, Colorado, Arizona, Kansas, and Missouri. The company specializes in agribusiness banking. During the review period, Great Western Bancorp detracted from performance as the company reported an increase in provision expenses related to loans made to hospitals and hotels. Great Western cut its dividend to increase its capital levels, which remain strong in our opinion.

Shares of movie theatre company Cinemark Holdings, Inc. detracted from relative performance during the review period. In February, Cinemark reported fiscal fourth-quarter results that missed consensus estimates for earnings before interest, taxes, depreciation, and amortization (EBITDA) due to cost pressures in the company’s Latin America business. In mid-March, Cinemark announced the temporary closure of all of its theaters in an effort to protect employees and moviegoers, resulting in a decline in the company’s stock price as its revenues are likely to be lower than expected. Prior to the end of the review period, we sold the Portfolio’s position in Cinemark as we believe the company will, for a period, not be able to generate free cash flow.

In the Real Estate sector, Outfront Media, Inc., a real estate investment trust that owns a large and diverse portfolio of billboard, transit, and mobile assets in North America, underperformed. The company guided revenue to decline as a result of COVID-19 related interruptions which are limiting the company’s ability to build and deploy its advertising structures. Outfront suspended its dividend which will help conserve cash as management works to stabilize the company’s financial position until the return of a healthy advertising environment.

Teradyne, Inc. is a supplier of automation equipment for test and industrial applications. The company designs systems used to test semiconductors, wireless products, and electronic systems, in addition to producing collaborative industrial-use robots. Shares of Teradyne outperformed during the reporting period as the company reported strong revenue and continued to benefit from 5G, industrial automation, and semiconductor test. We maintained the Portfolio’s position in Teradyne as it generates strong free cash flow which it has used in shareholder friendly ways.

Shares of Berry Global Group, Inc., a manufacturer of plastic consumer packaging, engineered materials, and nonwoven speciality materials, contributed to performance during the review period. Berry reported favorable financial results and has expanded production capacity to support increased demand for the company’s products. In our view, Berry has a strong financial position and we expect organic volume growth post pandemic.

Cable One, Inc. is a video, broadband communications, and telephone provider serving residential and business customers in 20 states. Shares of Cable One outperformed during the review period as the company’s subscription trends were positive and new subscribers are mostly selecting higher priced broadband packages. Cable One anticipates its subscription trend growth will be sustainable as distance learning and the work from home trend continues.

The Portfolio ended the review period with overweights to sectors where we viewed valuations and free cash flow generation as more attractive. The Portfolio’s relative overweights were in the Materials, Industrials, and Information Technology sectors. The Portfolio was underweight the remainder of the sectors in the benchmark, with

BHFTI-1

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed by Delaware Investments Fund Advisers and Wells Capital Management Incorporated

Portfolio Manager Commentary*—(Continued)

notable underweights to the Health Care, Financials, Consumer Staples, Energy, and Real Estate sectors.

Christopher S. Beck

Kelly McKee Carabasi

Steven G. Catricks

Michael Foley

Kent P. Madden

Portfolio Managers

Delaware Investments Fund Advisers

The following commentary was provided by Wells Capital Management Incorporated.

The Portfolio sleeve outperformed the Russell 2000 Value index over the trailing six-month period. Sector allocation drove the Portfolio’s outperformance relative to the Index, while stock selection hindered performance. A meaningful overweight in Consumer Staples, positioning in Materials, and stock selection in Industrials were the largest contributors to performance in the period. Positioning in Consumer Discretionary and an underweight in the best-performing Health Care sector were the primary detractors from relative performance.

A meaningful overweight to the second-best performing Consumer Staples sector benefited the Portfolio as investors preferred the more defensive cash flow streams the sector possesses during the volatile period. Within the sector, BJ’s Wholesale Club contributed to relative performance. BJ’s is a leading operator of membership warehouse clubs. BJ’s benefited from a surge in demand around the stay-at-home orders. While some of the surge in demand will wane as the epidemic ends, we do believe that investors will come to appreciate the stability of the business model and the long-term benefits from the increase in members, greater leverage with suppliers, and potential to gain market share in general merchandise categories where the competitive set is likely to be impaired.

An overweight to Materials benefited the Portfolio as investors showed a preference for the economic sensitivity that the Materials sector would provide to a potential recovery. Our exposure is primarily through specialty chemical, construction materials, and packaging companies that we believe have durable asset bases and underappreciated financial flexibility. Stock selection in the sector was also a large contributor, with PolyOne Corp. adding to relative performance. PolyOne provides specialized polymer materials and solutions via color, additives, and inks segments. The company has used their balance sheet to make accretive acquisitions to further diversify their end markets across consumer, packaging, and health care. The stock outperformed in the period as their end markets proved to be more defensive than its peers and a belief that synergies from the Clariant acquisition should help boost 2021 EBITDA estimates.

Security selection in Industrials was also a primary contributor to performance. Industrial holding APi Group Corp. was a top performer in the Industrials sector. APi Group is a specialty contractor for safety systems and a variety of other construction, non-residential and infrastructure services. The company is a market leader in fire safety systems and has developed a strong track record of consistent organic growth across the portfolio. The product offering has a number of recurring revenue services and is well positioned to add value in compelling markets. APi Group has a long-standing well-known CEO and its capital light business model has led to strong free cash flow generation. The company continues to deploy capital towards accretive mergers and acquisitions and it has an extensive pipeline to continue to make shareholder friendly deals.

Stock selection and an underweight to Consumer Discretionary detracted from performance. The sector rebounded near the end of the period as restaurants and retail stores began to reopen. Our underweight is driven by the reward-to-risk valuations and the significant volatility to the cash flow streams of the Consumer Discretionary companies within the small cap universe. Within the sector, DINE Brands was the largest detractor over the period. DINE brands franchises and operates full service restaurants under the International House of Pancakes (IHOP) and Applebee’s brands. The stock declined during the COVID-19 crisis as many restaurants were forced to shut down. DINE Brands shares recovered substantially near the end of the period as restaurants began to reopen and we believe the refinancing of the company’s debt during 2019 should provide financial flexibility if the pandemic continues.

The Portfolio’s underweight to Health Care detracted from relative performance as the sector was the best-performing sector in the Index. Our underweight is driven by our disciplined reward/risk process and the lack of opportunities we see within the small cap value universe that do not possess substantial pipeline risks. Rather than gambling on a biotech or pharmaceutical company’s ability to gain approval on a single product or therapy, we prefer to find companies that have established operating histories and the ability to use their financial flexibility to control their destiny.

During the six-month period, the Portfolio made minor changes to positioning as we added opportunistically during the market drawdown. The Portfolio increased its overweight to the Consumer Staples and Materials sectors as well as increased its exposure in the Industrials sector with purchases in new portfolio holdings while also adding to many existing holdings. In our opinion, several of these companies should also benefit from lower input costs to help offset some of the economic slowdown impact. We reduced our exposure, becoming more underweight, in the Financials, Energy, and Consumer Discretionary sectors as reward/risk ratios dictated.

As of June 30, 2020, the Portfolio was highly diversified across sectors and industries, with the goal being to own companies that present to us the best opportunity to deliver alpha over the next 3 to 5 years, while at the same time ensuring relative protection of capital in times of market stress. At period-end, the Portfolio’s largest

BHFTI-2

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Managed by Delaware Investments Fund Advisers and Wells Capital Management Incorporated

Portfolio Manager Commentary*—(Continued)

overweights were in the Materials, Consumer Staples, and Industrials sectors. Within Industrials, the portfolio owns an eclectic group of names that we believe to possess strong competitive advantages, sustainable free cash flow and flexible balance sheets. In Materials, the overweight is primarily due to opportunities we have found in the containers and packaging industry as well as the specialty chemical industry. The Portfolio’s largest underweights were in the Real Estate and Financials sectors. In the Real Estate sector, we are not currently finding enough companies that present attractive valuations on a reward-to-risk basis, and as such the Portfolio remained largely underweight the sector at period-end. Within Financials, the underweight is primarily to banks, where many of the stocks do not meet our strict criteria of having to possess long-term competitive advantages.

James Tringas

Bryant VanCronkhite

Portfolio Managers

Wells Capital Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

BHFTI-3

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Brighthouse Small Cap Value Portfolio
Class A	-24.09	-16.57	2.53	8.10
Class B	-24.15	-16.72	2.29	7.84
Russell 2000 Value Index	-23.50	-17.48	1.26	7.82

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
J & J Snack Foods Corp.	1.6
Hanover Insurance Group, Inc. (The)	1.5
Eagle Materials, Inc.	1.5
Nomad Foods, Ltd.	1.5
Innospec, Inc.	1.4
East West Bancorp, Inc.	1.4
UMB Financial Corp.	1.2
Franklin Electric Co., Inc.	1.2
Mueller Industries, Inc.	1.2
BJ’s Wholesale Club Holdings, Inc.	1.2

Top Sectors

% of Net Assets
Financials	23.7
Industrials	19.7
Materials	12.1
Information Technology	10.6
Consumer Discretionary	8.0
Consumer Staples	8.0
Real Estate	5.1
Utilities	4.7
Health Care	2.5
Energy	2.0

BHFTI-4

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Brighthouse Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.78%	$1,000.00	$759.10	$3.41
	Hypothetical*	0.78%	$1,000.00	$1,020.99	$3.92

Class B (a)	Actual	1.03%	$1,000.00	$758.50	$4.50
	Hypothetical*	1.03%	$1,000.00	$1,019.74	$5.17

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-5

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—97.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
PAE, Inc. (a)	61,802	$590,827
Parsons Corp. (a) (b)	107,836	3,907,977

		4,498,804

Airlines—0.2%
SkyWest, Inc.	55,400	1,807,148

Auto Components—0.2%
Standard Motor Products, Inc. (b)	35,700	1,470,840

Banks—14.8%
Associated Banc-Corp. (b)	333,079	4,556,521
Bank of NT Butterfield & Son, Ltd. (The)	110,900	2,704,851
Collier Creek Holdings - Class A (a)	86,803	1,189,201
CVB Financial Corp. (b)	183,727	3,443,044
East West Bancorp, Inc. (b)	311,600	11,292,384
First Citizens BancShares, Inc. - Class A	24,101	9,761,387
First Financial Bancorp (b)	255,200	3,544,728
First Hawaiian, Inc. (b)	468,873	8,083,370
First Interstate BancSystem, Inc. - Class A (b)	107,100	3,315,816
First Midwest Bancorp, Inc. (b)	284,500	3,798,075
FNB Corp. (b)	717,400	5,380,500
Great Western Bancorp, Inc. (b)	215,500	2,965,280
Hancock Whitney Corp.	449,624	9,532,029
Iberiabank Corp.	45,965	2,093,246
NBT Bancorp, Inc. (b)	68,800	2,116,288
Prosperity Bancshares, Inc. (b)	70,100	4,162,538
Renasant Corp.	191,153	4,759,710
S&T Bancorp, Inc. (b)	86,800	2,035,460
Sandy Spring Bancorp, Inc. (b)	51,600	1,278,648
South State Corp.	70,290	3,350,021
UMB Financial Corp. (b)	199,711	10,295,102
Umpqua Holdings Corp.	495,100	5,267,864
Valley National Bancorp (b)	569,100	4,450,362
Webster Financial Corp. (b)	224,900	6,434,389
WesBanco, Inc. (b)	116,800	2,372,208
Western Alliance Bancorp (b)	154,700	5,858,489

		124,041,511

Beverages—0.5%
Primo Water Corp.	328,312	4,514,290

Building Products—2.5%
CSW Industrials, Inc. (b)	124,851	8,628,453
Griffon Corp. (b)	119,878	2,220,140
Quanex Building Products Corp. (b)	268,136	3,721,728
Simpson Manufacturing Co., Inc. (b)	75,165	6,340,919

		20,911,240

Capital Markets—2.1%
Apollo Investment Corp. (b)	227,172	2,174,036
Artisan Partners Asset Management, Inc. - Class A	88,599	2,879,468
GlassBridge Enterprises, Inc. (a)	572	51,480
Legg Mason, Inc.	22,200	1,104,450
New Mountain Finance Corp. (b)	321,841	2,989,903

Capital Markets—(Continued)
Stifel Financial Corp.	151,700	7,195,131
Westwood Holdings Group, Inc.	81,003	1,275,797

		17,670,265

Chemicals—5.6%
Ashland Global Holdings, Inc. (b)	41,200	2,846,920
Element Solutions, Inc. (a)	206,603	2,241,643
Ferro Corp. (a) (b)	101,618	1,213,319
HB Fuller Co. (b)	119,100	5,311,860
Huntsman Corp.	301,812	5,423,562
Ingevity Corp. (a)	43,736	2,299,201
Innospec, Inc. (b)	155,979	12,049,378
PolyOne Corp.	365,511	9,587,353
PQ Group Holdings, Inc. (a)	155,945	2,064,712
Scotts Miracle-Gro Co. (The)	26,100	3,509,667

		46,547,615

Commercial Services & Supplies—3.0%
ACCO Brands Corp. (b)	262,338	1,862,600
Deluxe Corp. (b)	167,104	3,933,628
Ennis, Inc.	163,655	2,968,702
Harsco Corp. (a) (b)	186,331	2,517,332
Healthcare Services Group, Inc. (b)	179,684	4,395,070
Knoll, Inc. (b)	173,152	2,110,723
UniFirst Corp. (b)	27,800	4,974,810
Viad Corp. (b)	137,007	2,605,873

		25,368,738

Communications Equipment—1.1%
NETGEAR, Inc. (a) (b)	83,180	2,153,530
NetScout Systems, Inc. (a) (b)	124,690	3,187,077
Viavi Solutions, Inc. (a)	322,800	4,112,472

		9,453,079

Construction & Engineering—1.5%
API Group Corp. (a) (b)	163,197	1,982,844
MasTec, Inc. (a) (b)	185,575	8,326,750
Primoris Services Corp. (b)	126,300	2,243,088

		12,552,682

Construction Materials—1.5%
Eagle Materials, Inc. (b)	178,398	12,527,108

Containers & Packaging—2.2%
Berry Global Group, Inc. (a)	185,703	8,230,357
Myers Industries, Inc.	168,670	2,454,149
Silgan Holdings, Inc.	236,252	7,652,202

		18,336,708

Distributors—0.3%
Core-Mark Holding Co., Inc.	93,399	2,330,772

Diversified Consumer Services—0.8%
Franchise Group, Inc. (b)	76,129	1,665,703

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—(Continued)
Service Corp. International (b)	76,400	$2,971,196
ServiceMaster Global Holdings, Inc. (a)	56,951	2,032,581

		6,669,480

Electric Utilities—3.3%
ALLETE, Inc.	129,751	7,085,702
Hawaiian Electric Industries, Inc. (b)	229,555	8,277,754
IDACORP, Inc.	92,622	8,092,384
PNM Resources, Inc. (b)	101,800	3,913,192

		27,369,032

Electrical Equipment—1.2%
Atkore International Group, Inc. (a)	359,725	9,838,479

Electronic Equipment, Instruments & Components—3.6%
Badger Meter, Inc. (b)	31,610	1,988,901
Belden, Inc. (b)	74,605	2,428,393
Coherent, Inc. (a) (b)	23,900	3,130,422
Flex, Ltd. (a)	529,037	5,422,629
Littelfuse, Inc. (b)	4,161	709,992
Novanta, Inc. (a)	24,410	2,606,256
Rogers Corp. (a) (b)	14,154	1,763,588
SYNNEX Corp.	31,600	3,784,732
Tech Data Corp. (a)	11,876	1,722,020
TTM Technologies, Inc. (a) (b)	348,976	4,138,855
Vishay Intertechnology, Inc.	158,600	2,421,822

		30,117,610

Energy Equipment & Services—0.7%
Dril-Quip, Inc. (a) (b)	63,000	1,876,770
Forum Energy Technologies, Inc. (a) (b)	477,539	252,188
Helix Energy Solutions Group, Inc. (a) (b)	347,500	1,205,825
Patterson-UTI Energy, Inc. (b)	786,629	2,729,603

		6,064,386

Equity Real Estate Investment Trusts—5.1%
Acadia Realty Trust (b)	179,834	2,334,245
Brandywine Realty Trust	421,500	4,590,135
Highwoods Properties, Inc.	35,982	1,343,208
Independence Realty Trust, Inc.	161,067	1,850,660
Kite Realty Group Trust (b)	126,763	1,462,845
Lexington Realty Trust	472,400	4,983,820
Life Storage, Inc.	48,500	4,605,075
National Health Investors, Inc.	16,055	974,859
Outfront Media, Inc.	303,700	4,303,429
RPT Realty	277,700	1,932,792
Spirit Realty Capital, Inc. (b)	133,900	4,667,754
STAG Industrial, Inc. (b)	81,724	2,396,148
Summit Hotel Properties, Inc. (b)	317,300	1,881,589
Washington Real Estate Investment Trust (b)	237,589	5,274,476

		42,601,035

Food & Staples Retailing—1.4%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	265,070	9,879,159

Food & Staples Retailing—(Continued)
Performance Food Group Co. (a)	70,286	2,048,134

		11,927,293

Food Products—3.9%
Hostess Brands, Inc. (a) (b)	359,353	4,391,294
J & J Snack Foods Corp. (b)	108,149	13,748,982
Nomad Foods, Ltd. (a)	575,485	12,344,153
Tootsie Roll Industries, Inc.	18,168	622,617
TreeHouse Foods, Inc. (a)	29,666	1,299,371

		32,406,417

Gas Utilities—0.9%
South Jersey Industries, Inc. (b)	104,200	2,603,958
Southwest Gas Holdings, Inc. (a)	73,400	5,068,270

		7,672,228

Health Care Equipment & Supplies—1.4%
Avanos Medical, Inc. (a) (b)	107,600	3,162,364
Integer Holdings Corp. (a) (b)	36,800	2,688,240
Integra LifeSciences Holdings Corp. (a) (b)	38,052	1,788,064
Natus Medical, Inc. (a) (b)	79,033	1,724,500
Varex Imaging Corp. (a) (b)	125,702	1,904,385

		11,267,553

Health Care Providers & Services—0.3%
Hanger, Inc. (a) (b)	43,065	713,156
Premier, Inc. - Class A (a) (b)	59,561	2,041,751

		2,754,907

Hotels, Restaurants & Leisure—2.9%
Choice Hotels International, Inc. (b)	53,700	4,236,930
Cracker Barrel Old Country Store, Inc. (b)	33,900	3,759,849
Denny’s Corp. (a)	530,008	5,353,081
Dine Brands Global, Inc. (b)	101,055	4,254,415
Jack in the Box, Inc. (b)	48,176	3,569,360
Texas Roadhouse, Inc. (b)	52,000	2,733,640

		23,907,275

Household Durables—2.0%
Helen of Troy, Ltd. (a) (b)	33,532	6,322,794
KB Home (b)	138,500	4,249,180
Meritage Homes Corp. (a)	77,600	5,906,912

		16,478,886

Household Products—1.9%
Central Garden and Pet Co. (Non-Voting Shares) (a)	118,472	4,003,169
Central Garden and Pet Co. (Voting Shares) (a)	115,003	4,138,958
Spectrum Brands Holdings, Inc.	161,786	7,425,977

		15,568,104

Insurance—5.8%
American Equity Investment Life Holding Co. (b)	250,000	6,177,500
CNO Financial Group, Inc. (b)	152,916	2,380,902

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Enstar Group, Ltd. (a) (b)	32,656	$4,988,857
Hanover Insurance Group, Inc. (The) (b)	126,141	12,781,868
Kemper Corp. (b)	54,800	3,974,096
National Western Life Group, Inc. - Class A	6,154	1,250,431
ProAssurance Corp. (b)	162,333	2,348,959
Selective Insurance Group, Inc. (b)	115,790	6,106,765
Stewart Information Services Corp.	130,898	4,255,494
White Mountains Insurance Group, Ltd. (b)	4,453	3,954,130

		48,219,002

IT Services—0.9%
Euronet Worldwide, Inc. (a)	18,861	1,807,261
MAXIMUS, Inc.	54,922	3,869,255
Sykes Enterprises, Inc. (a) (b)	63,643	1,760,365

		7,436,881

Leisure Products—0.3%
Acushnet Holdings Corp. (b)	61,400	2,136,106

Machinery—7.1%
Alamo Group, Inc. (b)	29,808	3,059,493
Altra Industrial Motion Corp.	177,700	5,661,522
Barnes Group, Inc. (b)	93,100	3,683,036
Douglas Dynamics, Inc. (b)	127,635	4,482,541
Franklin Electric Co., Inc. (b)	193,586	10,167,137
ITT, Inc.	146,800	8,623,032
Kadant, Inc. (b)	44,604	4,445,235
Mayville Engineering Co., Inc. (a)	88,035	695,476
Mueller Industries, Inc.	378,305	10,055,347
NN, Inc. (b)	120,657	571,914
Rexnord Corp.	128,500	3,745,775
TriMas Corp. (a) (b)	182,736	4,376,527

		59,567,035

Marine—0.4%
Kirby Corp. (a) (b)	67,900	3,636,724

Media—0.8%
AH Belo Corp. - Class A	269,293	465,877
Cable One, Inc.	1,900	3,372,215
Gannett Co., Inc. (b)	169,705	234,193
TEGNA, Inc.	259,000	2,885,260

		6,957,545

Metals & Mining—0.4%
Compass Minerals International, Inc. (b)	67,355	3,283,556

Mortgage Real Estate Investment Trusts—0.9%
Apollo Commercial Real Estate Finance, Inc. (b)	254,645	2,498,067
New York Mortgage Trust, Inc. (b)	655,920	1,711,951
Two Harbors Investment Corp. (b)	712,668	3,591,847

		7,801,865

Multi-Utilities—0.6%
Black Hills Corp.	81,200	4,600,792

Oil, Gas & Consumable Fuels—1.3%
Berry Corp.	240,215	1,160,238
CNX Resources Corp. (a)	316,700	2,739,455
Delek U.S. Holdings, Inc. (b)	141,100	2,456,551
Magnolia Oil & Gas Corp. - Class A (a) (b)	256,408	1,553,833
WPX Energy, Inc. (a) (b)	463,800	2,959,044

		10,869,121

Paper & Forest Products—2.4%
Louisiana-Pacific Corp.	252,200	6,468,930
Neenah, Inc.	176,897	8,749,326
Schweitzer-Mauduit International, Inc. (b)	153,750	5,136,787

		20,355,043

Personal Products—0.2%
Edgewell Personal Care Co. (a) (b)	63,744	1,986,263

Pharmaceuticals—0.8%
Catalent, Inc. (a)	30,800	2,257,640
Prestige Consumer Healthcare, Inc. (a) (b)	117,063	4,396,886

		6,654,526

Professional Services—0.9%
CBIZ, Inc. (a)	107,702	2,581,617
Korn Ferry	153,706	4,723,385

		7,305,002

Road & Rail—1.5%
Saia, Inc. (a) (b)	33,300	3,702,294
Werner Enterprises, Inc.	195,546	8,512,117

		12,214,411

Semiconductors & Semiconductor Equipment—4.0%
Brooks Automation, Inc. (b)	108,435	4,797,164
Cabot Microelectronics Corp. (b)	22,924	3,198,815
Cirrus Logic, Inc. (a)	65,700	4,058,946
Diodes, Inc. (a) (b)	45,600	2,311,920
DSP Group, Inc. (a)	104,993	1,667,289
ON Semiconductor Corp. (a)	230,700	4,572,474
Teradyne, Inc.	100,500	8,493,255
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	226,000	4,314,340

		33,414,203

Software—0.8%
ACI Worldwide, Inc. (a) (b)	75,873	2,047,812
BlackBerry, Ltd. (a)	420,597	2,056,719
Verint Systems, Inc. (a)	53,031	2,395,941

		6,500,472

Specialty Retail—0.6%
American Eagle Outfitters, Inc. (b)	193,393	2,107,984

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
Asbury Automotive Group, Inc. (a) (b)	37,200	$2,876,676

		4,984,660

Technology Hardware, Storage & Peripherals—0.2%
NCR Corp. (a) (b)	113,684	1,969,007

Textiles, Apparel & Luxury Goods—1.1%
Delta Apparel, Inc. (a)	78,443	950,729
Steven Madden, Ltd. (b)	198,195	4,893,435
Wolverine World Wide, Inc. (b)	127,688	3,040,251

		8,884,415

Trading Companies & Distributors—0.8%
Air Lease Corp.	54,744	1,603,452
H&E Equipment Services, Inc.	94,200	1,740,816
WESCO International, Inc. (a)	93,800	3,293,318

		6,637,586

Total Common Stocks (Cost $859,447,994)		812,087,700

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $23,772,175; collateralized by U.S. Treasury Note at 2.375%, maturing 02/29/24, with a market value of $24,247,710.	23,772,175	23,772,175

Total Short-Term Investments (Cost $23,772,175)		23,772,175

Securities Lending Reinvestments (c)—28.8%

Certificates of Deposit—9.2%
Agricultural Bank of China 0.700%, 08/06/20	2,000,000	2,000,488
Banco del Estado de Chile 1.482%, 3M LIBOR + 0.130%, 07/08/20 (d)	2,000,000	2,000,386
Bank of Montreal (Chicago)
0.295%, 1M LIBOR + 0.110%, 11/13/20 (d)	2,000,000	1,999,714
0.330%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,338
0.460%, FEDEFF PRV + 0.380%, 09/09/20 (d)	1,000,000	1,000,256
0.490%, SOFR + 0.410%, 10/02/20 (d)	1,000,000	1,000,365
Barclays Bank plc 0.420%, 08/13/20	6,000,000	6,000,660
BNP Paribas S.A. New York
0.308%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	999,508
0.520%, 1M LIBOR + 0.340%, 10/09/20 (d)	4,000,000	4,002,036
Canadian Imperial Bank of Commerce 0.430%, FEDEFFPRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,321
Credit Agricole S.A. 0.500%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	1,000,178

Certificates of Deposit—(Continued)
Credit Industriel et Commercial Zero Coupon, 09/01/20	1,997,018	1,998,880
Credit Suisse AG
0.540%, SOFR + 0.460%, 11/03/20 (d)	2,000,000	2,000,980
0.560%, SOFR + 0.480%, 10/06/20 (d)	4,000,000	4,001,960
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (d)	7,000,000	7,001,015
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (d)	3,000,000	2,992,542
0.300%, SOFR + 0.210%, 02/22/21 (d)	3,000,000	2,992,740
Landesbank Hessen-Thueringen Girozentrale Zero Coupon, 08/19/20	3,996,119	3,998,520
Mitsubishi UFJ Trust and Banking Corp. 0.410%, 09/21/20	3,000,000	3,000,390
Mizuho Bank, Ltd., New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (d)	3,000,000	3,000,144
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,001,860
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	1,001,240
NatWest Bank plc 0.310%, 09/04/20	3,000,000	2,999,940
Nordea Bank New York 0.477%, 3M LIBOR + 0.100%, 05/21/21 (d)	2,000,000	2,000,282
Royal Bank of Canada New York 0.260%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,994,594
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	5,984,401	5,991,120
0.398%, 1M LIBOR + 0.220%, 08/03/20 (d)	2,000,108	2,000,208
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	999,640
Toronto-Dominion Bank 0.504%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,006,322
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (d)	2,000,000	1,999,260

		76,985,887

Commercial Paper—1.3%
Bank of China, Ltd. 0.550%, 08/19/20	2,995,875	2,998,089
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (d)	8,000,000	8,000,000

		10,998,089

Repurchase Agreements—7.0%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $5,452,833.	5,000,000	5,000,000

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	$2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,900,005; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $1,938,002.	1,900,000	1,900,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $3,300,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $3,366,001.	3,300,000	3,300,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $800,005; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $816,004.	800,000	800,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $2,400,022; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $2,666,889.	2,400,000	2,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $14,307,150; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $14,593,273.	14,307,130	14,307,130
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $5,000,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $5,530,544.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,900,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,207,715.	2,900,000	2,900,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $2,000,013; collateralized by various Common Stock with an aggregate market value of $2,222,587.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,700,086; collateralized by various Common Stock with an aggregate market value of $1,889,269.	1,700,000	1,700,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,000,018; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $3,333,653.	3,000,000	3,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $4,000,187; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $4,444,871.	4,000,000	4,000,000

		58,307,130

Mutual Funds—11.3%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	20,000,000	20,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	15,000,000	15,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	10,000,000	10,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	15,000,000	15,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	2,000,000	2,000,000

		94,000,000

Total Securities Lending Reinvestments (Cost $240,287,533)		240,291,106

Total Investments—128.8% (Cost $1,123,507,702)		1,076,150,981
Other assets and liabilities (net)—(28.8)%		(240,645,555)

Net Assets—100.0%		$835,505,426

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $236,403,498 and the collateral received consisted of cash in the amount of $240,272,130. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$812,087,700	$—	$—	$812,087,700
Total Short-Term Investment*	—	23,772,175	—	23,772,175
Securities Lending Reinvestments
Certificates of Deposit	—	76,985,887	—	76,985,887
Commercial Paper	—	10,998,089	—	10,998,089
Repurchase Agreements	—	58,307,130	—	58,307,130
Mutual Funds	94,000,000	—	—	94,000,000
Total Securities Lending Reinvestments	94,000,000	146,291,106	—	240,291,106
Total Investments	$906,087,700	$170,063,281	$—	$1,076,150,981

Collateral for Securities Loaned (Liability)	$—	$(240,272,130)	$—	$(240,272,130)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,076,150,981
Receivable for:
Investments sold	809,571
Fund shares sold	75,895
Dividends	1,074,739

Total Assets	1,078,111,186
Liabilities
Collateral for securities loaned	240,272,130
Payables for:
Investments purchased	1,391,940
Fund shares redeemed	79,249
Accrued Expenses:
Management fees	511,816
Distribution and service fees	66,273
Deferred trustees’ fees	148,279
Other expenses	136,073

Total Liabilities	242,605,760

Net Assets	$835,505,426

Net Assets Consist of:
Paid in surplus	$917,449,093
Distributable earnings (Accumulated losses)	(81,943,667)

Net Assets	$835,505,426

Net Assets
Class A	$516,013,300
Class B	319,492,126
Capital Shares Outstanding*
Class A	46,024,546
Class B	28,792,678
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.21
Class B	11.10

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,123,507,702.
(b)	Includes securities loaned at value of $236,403,498.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$8,418,430
Interest	23,674
Securities lending income	288,817

Total investment income	8,730,921
Expenses
Management fees	3,002,480
Administration fees	21,373
Custodian and accounting fees	47,634
Distribution and service fees—Class B	405,537
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	32,736
Insurance	3,156
Miscellaneous	7,286

Total expenses	3,579,996
Less management fee waiver	(37,924)
Less broker commission recapture	(467)

Net expenses	3,541,605

Net Investment Income	5,189,316

Net Realized and Unrealized Loss
Net realized loss on investments	(36,054,120)
Net change in unrealized depreciation on investments	(193,055,133)

Net realized and unrealized loss	(229,109,253)

Net Decrease in Net Assets From Operations	$(223,919,937)

(a)	Net of foreign withholding taxes of $5,977.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$5,189,316	$13,417,317
Net realized gain (loss)	(36,054,120)	36,997,777
Net change in unrealized appreciation (depreciation)	(193,055,133)	183,873,438

Increase (decrease) in net assets from operations	(223,919,937)	234,288,532

From Distributions to Shareholders
Class A	(32,616,048)	(52,810,319)
Class B	(19,544,098)	(37,200,543)

Total distributions	(52,160,146)	(90,010,862)

Increase (decrease) in net assets from capital share transactions	137,159,223	(6,341,467)

Total increase (decrease) in net assets	(138,920,860)	137,936,203

Net Assets
Beginning of period	974,426,286	836,490,083

End of period	$835,505,426	$974,426,286

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	7,243,445	$80,063,541	446,296	$6,809,263
Reinvestments	2,896,629	32,616,048	3,791,121	52,810,319
Redemptions	(140,490)	(1,834,207)	(3,318,282)	(50,111,604)

Net increase	9,999,584	$110,845,382	919,135	$9,507,978

Class B
Sales	2,448,248	$26,345,838	1,016,692	$14,792,993
Reinvestments	1,752,834	19,544,098	2,697,647	37,200,543
Redemptions	(1,519,369)	(19,576,095)	(4,578,585)	(67,842,981)

Net increase (decrease)	2,681,713	$26,313,841	(864,246)	$(15,849,445)

Increase (decrease) derived from capital shares transactions		$137,159,223		$(6,341,467)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.76		$13.54	$17.01	$15.94	$12.62	$20.51

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.23	0.20	0.23	0.18	0.19
Net realized and unrealized gain (loss)	(3.89)		3.50	(2.53)	1.61	3.69	(0.62)

Total income (loss) from investment operations	(3.80)		3.73	(2.33)	1.84	3.87	(0.43)

Less Distributions
Distributions from net investment income	(0.20)		(0.18)	(0.22)	(0.19)	(0.18)	(0.08)
Distributions from net realized capital gains	(0.55)		(1.33)	(0.92)	(0.58)	(0.37)	(7.38)

Total distributions	(0.75)		(1.51)	(1.14)	(0.77)	(0.55)	(7.46)

Net Asset Value, End of Period	$11.21		$15.76	$13.54	$17.01	$15.94	$12.62

Total Return (%) (b)	(24.09	)(c)	29.06 (d)	(14.97)	11.98	31.56	(5.20)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.79	(e)	0.79	0.78	0.78	0.79	0.77
Net ratio of expenses to average net assets (%) (f)	0.78	(e)	0.78	0.77	0.78	0.78	0.77
Ratio of net investment income to average net assets (%)	1.41	(e)	1.54	1.23	1.41	1.34	1.21
Portfolio turnover rate (%)	19	(c)	25	29	22	27	35
Net assets, end of period (in millions)	$516.0		$567.7	$475.3	$566.0	$565.6	$564.5

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$15.58		$13.39	$16.84	$15.79	$12.50	$20.36

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.19	0.16	0.18	0.15	0.15
Net realized and unrealized gain (loss)	(3.83)		3.47	(2.52)	1.60	3.65	(0.61)

Total income (loss) from investment operations	(3.76)		3.66	(2.36)	1.78	3.80	(0.46)

Less Distributions
Distributions from net investment income	(0.17)		(0.14)	(0.17)	(0.15)	(0.14)	(0.02)
Distributions from net realized capital gains	(0.55)		(1.33)	(0.92)	(0.58)	(0.37)	(7.38)

Total distributions	(0.72)		(1.47)	(1.09)	(0.73)	(0.51)	(7.40)

Net Asset Value, End of Period	$11.10		$15.58	$13.39	$16.84	$15.79	$12.50

Total Return (%) (b)	(24.15	)(c)	28.78 (d)	(15.23)	11.70	31.25	(5.41)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	(e)	1.04	1.03	1.03	1.04	1.02
Net ratio of expenses to average net assets (%) (f)	1.03	(e)	1.03	1.02	1.03	1.03	1.02
Ratio of net investment income to average net assets (%)	1.12	(e)	1.29	0.97	1.16	1.11	0.95
Portfolio turnover rate (%)	19	(c)	25	29	22	27	35
Net assets, end of period (in millions)	$319.5		$406.8	$361.2	$476.0	$490.4	$432.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A and Class B would have been 28.49% and 28.20%, respectively for the year ended December 31, 2019.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Brighthouse Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-15

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-16

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $23,772,175. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $58,307,130. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-17

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-18

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$228,581,520	$0	$148,509,144

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$3,002,480	0.750%	First $1 billion
	0.700%	Over $1 billion

Brighthouse Investment Advisers has entered into investment subadvisory agreements with respect to managing the Portfolio. Delaware Investments Fund Advisers and Wells Capital Management Incorporated are compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$500 million to $1 billion
0.050%	Over $1 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-19

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,127,213,858

Gross unrealized appreciation	91,230,820
Gross unrealized depreciation	(142,293,697)

Net unrealized appreciation (depreciation)	$(51,062,877)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$15,417,564	$16,286,548	$74,593,298	$50,859,171	$90,010,862	$67,145,719

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$16,954,328	$35,343,764	$141,992,256	$—	$194,290,348

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Managed by CBRE Clarion Securities, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Clarion Global Real Estate Portfolio returned -18.52%, -18.63%, and -18.61%, respectively. The Portfolio’s benchmark, the FTSE EPRA/NAREIT Developed Index1, returned -21.33%.

MARKET ENVIRONMENT / CONDITIONS

Following strong returns in calendar 2019, global real estate stocks started the year on a good note and delivered positive performance that reached a peak in mid-February. The spread of the coronavirus (“COVID-19”) subsequently impacted the world’s financial markets in response to the anticipated economic impact of social distancing restrictions and related activity. For the trailing six months ending June 30, 2020, global real estate stocks were down 21.3%. Investors have sought liquidity in the stock markets around the world and there was not a material difference in regional performance for real estate stocks. Markets in Hong Kong and Singapore fared modestly better, having experienced the impact of COVID-19 earlier than the remainder of the developed economies.

Despite delivering double-digit returns in the strong second quarter, global real estate stocks significantly underperformed the broader equity market and remained down 20% for the year-to-date period ended June 30, 2020. As the global economy begins to re-open, we believe real estate stocks are in a bottoming process and offer investors good relative value and an attractive dividend yield in a low-yield environment.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed the benchmark during the period as the result of an equal combination of positive stock selection and sector allocation decisions. All three major geographic regions have contributed to relative performance. Sector allocation decisions in the U.S. were the top contributor to relative performance during the period as value was added by an overweight to the outperforming Technology and Real Estate sector as well as an underweight to the underperforming Mall, Shopping Center and Hotel sectors. This was somewhat offset by negative stock selection in the U.S., primarily the result of underperforming holdings in the Net Lease sector. In the Asia-Pacific region, stock selection drove relative performance and was positive across all markets within the region. Sector allocation decisions in the region were flat for the period. Stock selection in Japan was notable, as an overweight to industrial-focused Japanese Real Estate Investment Trusts (“J-REITs”) accounted for the largest share of relative performance in the region. Positioning in Australia also added value, with the most benefit coming from stock selection. An overweight to outperforming Goodman Group (Industrial) and underweights to retail-focused names (Scentre Group and Vicinity Centres) were the primary contributors in Australia. In Europe, the Portfolio benefited from positive stock selection on the Continent. A material underweight to the Retail sector added value in both the U.K. and on the Continent as retail continued to face headwinds of weak consumer spending and a shift to on-line shopping, especially in the current environment. Positioning in German Residential also added value during the period.

At period end, we owned a Portfolio of securities that had been screened for the resiliency of their business model and balance sheet strength, quality of management, and attractive relative valuation. We were positive on property types, regions, and stocks that offered these qualities at reasonable valuations. In the U.S., we favored towers, apartments, single family for rent, medical office, life science and West Coast office space.

In Japan, we liked industrial and office J-REITs as well as some of the larger diversified real estate companies that have committed to improving their corporate governance. In Hong Kong, we liked diversified companies that have best in class management teams and balance sheets with low levels of debt. In Australia, we preferred residential and a few select diversified companies.

In the U.K., we favored the Storage, Industrial, and Residential sectors, and companies with superior balance sheets and the management acumen to create value in times of uncertainty. In Continental Europe, we owned the German residential companies and we continued to prefer property companies in markets with resilience, including Germany, the Nordics and Switzerland.

T. Ritson Ferguson

Joseph P. Smith

Christopher S. Reich

Portfolio Managers

CBRE Clarion Securities, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and Real Estate Investment Trusts worldwide.

BHFTI-1

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

A $10,000 INVESTMENT COMPARED TO THE FTSE EPRA/NAREIT DEVELOPED INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Clarion Global Real Estate Portfolio
Class A	-18.52	-12.59	1.39	6.23
Class B	-18.63	-12.82	1.14	5.96
Class E	-18.61	-12.68	1.24	6.08
FTSE EPRA /NAREIT Developed Index	-21.33	-16.25	1.27	6.30

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
ProLogis, Inc. (REIT)	5.8
Equity Residential (REIT)	4.1
Invitation Homes, Inc. (REIT)	4.0
Vonovia SE	2.7
AvalonBay Communities, Inc. (REIT)	2.5
Alexandria Real Estate Equities, Inc. (REIT)	2.5
VEREIT, Inc. (REIT)	2.5
Orix JREIT, Inc. (REIT)	2.1
Healthpeak Properties, Inc. (REIT)	2.0
Mitsubishi Estate Co., Ltd.	2.0
Top Countries

% of Net Assets
United States	54.8
Japan	11.8
Germany	8.8
Hong Kong	6.6
Australia	3.9
United Kingdom	3.8
Singapore	3.1
Canada	1.8
Sweden	1.1
Belgium	0.9

BHFTI-2

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Clarion Global Real Estate Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.64%	$1,000.00	$814.80	$2.89
	Hypothetical*	0.64%	$1,000.00	$1,021.68	$3.22

Class B (a)	Actual	0.89%	$1,000.00	$813.70	$4.01
	Hypothetical*	0.89%	$1,000.00	$1,020.44	$4.47

Class E (a)	Actual	0.79%	$1,000.00	$813.90	$3.56
	Hypothetical*	0.79%	$1,000.00	$1,020.94	$3.97

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-3

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—3.9%
Dexus (REIT)	2,421,658	$15,432,295
GPT Group (The) (REIT)	3,410,570	9,859,852
Ingenia Communities Group (REIT)	2,273,429	7,054,349
Lifestyle Communities, Ltd.	683,580	4,474,777
Mirvac Group (REIT)	4,040,205	6,081,544

		42,902,817

Belgium—0.9%
Shurgard Self Storage S.A.	153,570	5,767,751
Warehouses De Pauw CVA (REIT)	144,602	3,942,925

		9,710,676

Canada—1.8%
Canadian Apartment Properties (REIT)	555,070	19,866,567

Finland—0.5%
Kojamo Oyj	263,551	5,561,849

France—0.9%
Gecina S.A. (REIT) (a)	47,309	5,839,951
Mercialys S.A. (REIT)	427,306	3,574,200

		9,414,151

Germany—8.8%
Alstria Office REIT-AG (REIT)	530,620	7,903,915
Deutsche Euroshop AG	154,742	2,181,459
Deutsche Wohnen SE	419,979	18,840,530
Grand City Properties S.A.	308,330	7,111,476
LEG Immobilien AG	164,278	20,841,826
TAG Immobilien AG	408,267	9,725,890
Vonovia SE	476,643	29,197,640

		95,802,736

Hong Kong—6.6%
Hang Lung Properties, Ltd.	4,188,115	9,928,560
Link REIT (The) (REIT)	2,567,560	20,950,765
Sino Land Co., Ltd.	10,510,000	13,233,251
Sun Hung Kai Properties, Ltd.	1,529,000	19,485,871
Swire Properties, Ltd.	3,246,600	8,244,793

		71,843,240

Ireland—0.3%
Hibernia REIT plc (REIT)	2,396,683	3,014,737

Japan—11.8%
Activia Properties, Inc. (REIT)	1,745	6,077,630
AEON REIT Investment Corp. (REIT)	4,946	5,249,574
Kenedix Office Investment Corp. (REIT)	1,565	8,794,568
Kenedix Residential Next Investment Corp. (REIT)	2,532	4,371,492
Kenedix Retail REIT Corp. (REIT)	2,177	4,098,017
LaSalle Logiport (REIT)	9,154	14,116,811
MCUBS MidCity Investment Corp. (a) (REIT)	10,561	7,665,437
Mitsubishi Estate Co., Ltd.	1,468,700	21,840,329
Mitsui Fudosan Co., Ltd.	395,111	7,001,025
Nomura Real Estate Holdings, Inc.	587,200	10,900,640

Japan—(Continued)
Orix JREIT, Inc. (REIT)	17,191	22,560,909
Sankei Real Estate, Inc. (REIT)	6,229	5,433,958
Tokyo Tatemono Co., Ltd.	879,300	10,091,942

		128,202,332

Norway—0.4%
Entra ASA	357,709	4,571,641

Singapore—3.1%
CapitaLand Mall Trust (REIT)	3,808,800	5,370,580
CapitaLand, Ltd. (b)	7,294,200	15,320,301
Mapletree Commercial Trust (REIT)	5,603,900	7,780,394
Mapletree Industrial Trust (REIT)	2,706,800	5,625,249

		34,096,524

Sweden—1.1%
Castellum AB	449,155	8,380,775
Catena AB	104,376	4,107,187

		12,487,962

United Kingdom—3.8%
Big Yellow Group plc (REIT)	556,104	6,912,937
Derwent London plc (REIT)	373,090	12,820,479
Grainger plc	1,473,098	5,215,618
Safestore Holdings plc (REIT)	463,968	4,171,049
Segro plc (REIT)	794,865	8,805,087
Tritax EuroBox plc (REIT)	2,544,013	3,214,605

		41,139,775

United States—54.8%
Alexandria Real Estate Equities, Inc. (REIT) (a)	168,774	27,383,581
AvalonBay Communities, Inc. (REIT)	178,278	27,568,910
Boston Properties, Inc. (REIT)	186,673	16,871,506
Brandywine Realty Trust (REIT) (a)	576,903	6,282,474
Brixmor Property Group, Inc. (REIT) (a)	943,227	12,092,170
Camden Property Trust (REIT)	134,511	12,270,093
Columbia Property Trust, Inc. (REIT) (a)	352,730	4,634,872
Cousins Properties, Inc. (REIT) (a)	457,907	13,659,366
Crown Castle International Corp. (REIT)	120,682	20,196,133
CubeSmart (REIT) (a)	716,686	19,343,355
CyrusOne, Inc. (REIT)	251,893	18,325,216
Duke Realty Corp. (REIT)	392,002	13,872,951
Equinix, Inc. (REIT)	9,524	6,688,705
Equity Residential (REIT)	762,457	44,847,721
Healthcare Trust of America, Inc. (REIT) - Class A (a)	694,723	18,424,054
Healthpeak Properties, Inc. (REIT) (a)	798,602	22,009,471
Host Hotels & Resorts, Inc. (REIT)	689,508	7,439,791
Hudson Pacific Properties, Inc. (REIT) (a)	497,188	12,509,250
Invitation Homes, Inc. (REIT)	1,578,388	43,453,022
Life Storage, Inc. (REIT)	201,587	19,140,686
Medical Properties Trust, Inc. (REIT) (a)	464,111	8,725,287
MGM Growth Properties LLC (REIT) - Class A	381,403	10,377,976
Piedmont Office Realty Trust, Inc. (REIT) - Class A (a)	458,220	7,611,034
ProLogis, Inc. (REIT)	674,223	62,925,232
QTS Realty Trust, Inc. (REIT) - Class A (a)	195,255	12,513,893

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Retail Properties of America, Inc. (REIT) - Class A (a)	775,309	$5,675,262
Simon Property Group, Inc. (REIT) (a)	318,602	21,786,005
SITE Centers Corp. (REIT) (a)	767,008	6,212,765
Spirit Realty Capital, Inc. (REIT) (a)	398,406	13,888,433
STORE Capital Corp. (REIT) (a)	635,402	15,128,921
VEREIT, Inc. (REIT) (a)	4,192,782	26,959,588
VICI Properties, Inc. (REIT) (a)	878,404	17,734,977
Welltower, Inc. (REIT)	380,942	19,713,748

		596,266,448

Total Common Stocks (Cost $1,124,950,636)		1,074,881,455

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $9,909,984; collateralized by U.S. Treasury Note at 2.375%, maturing 02/29/24, with a market value of $10,108,259.	9,909,984	9,909,984

Total Short-Term Investments (Cost $9,909,984)		9,909,984

Securities Lending Reinvestments (c)—15.2%

Certificates of Deposit—2.0%
Agricultural Bank of China 0.700%, 08/06/20	500,000	500,122
Banco del Estado de Chile 0.475%, 1M LIBOR + 0.030%, 07/06/20 (d)	1,000,000	1,000,014
Barclays Bank plc 0.420%, 08/13/20	2,000,000	2,000,220
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,321
DZ Bank AG Zero Coupon, 07/15/20 (d)	1,981,964	1,999,840
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (d)	500,000	498,757
0.300%, SOFR + 0.210%, 02/22/21 (d)	500,000	498,790
Mizuho Bank, Ltd. New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (d)	2,000,000	2,000,096
MUFG Bank, Ltd. 1.790%, 07/17/20	1,000,000	1,000,760
National Australia Bank, Ltd. 1.790%, 07/14/20	2,000,000	2,001,240
Skandinaviska Enskilda Banken AB 1.601%, 3M LIBOR + 0.150%, 10/02/20 (d)	1,997,622	2,000,284
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	1,994,800	1,997,040
0.398%, 1M LIBOR + 0.200%, 08/03/20 (d)	2,000,108	2,000,208
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000

		21,497,692

Repurchase Agreements—5.5%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,585,560; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $10,797,260.	10,585,539	10,585,539
BMO Capital Markets Repurchase Agreement dated 06/30/20 at 0.280%, due on 07/01/20 with a maturity value of $10,000,078; collateralized by various Common Stock with an aggregate market value of $11,000,086.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $2,181,133.	2,000,000	2,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $3,800,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $3,876,001.	3,800,000	3,800,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,100,006; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $2,142,002.	2,100,000	2,100,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $900,006; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $918,005.	900,000	900,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $3,300,030; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $3,666,972.	3,300,000	3,300,000
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $4,000,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $4,424,435.	4,000,000	4,000,000

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $5,800,034; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $6,415,431.	5,800,000	$5,800,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $3,000,019; collateralized by various Common Stock with an aggregate market value of $3,333,880.	3,000,000	3,000,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,900,096; collateralized by various Common Stock with an aggregate market value of $2,111,536.	1,900,000	1,900,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $500,023; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $555,609.	500,000	500,000

		59,885,539

Time Deposit—0.3%
Skandi NY 0.060%, 07/01/20	3,000,000	3,000,000

Mutual Funds—7.4%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	6,000,000	6,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.150% (e)	28,500,000	28,500,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	1,000,000	1,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	15,000,000	15,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	2,000,000	2,000,000

		80,500,000

Total Securities Lending Reinvestments (Cost $164,879,188)		164,883,231

Total Investments—114.8% (Cost $1,299,739,808)		1,249,674,670
Other assets and liabilities (net)—(14.8)%		(161,036,737)

Net Assets—100.0%		$1,088,637,933

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $147,127,730 and the collateral received consisted of cash in the amount of $164,860,034. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Office REIT’s	15.0
Residential REIT’s	14.6
Real Estate Operating Companies	11.9
Specialized REIT’s	11.5
Industrial REIT’s	10.0
Retail REIT’s	9.8
Diversified Real Estate Activities	8.7
Diversified REIT’s	7.5
Health Care REITs	6.3
Hotel & Resort REITs	1.6

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1—unadjusted quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3—significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$42,902,817	$—	$42,902,817
Belgium	—	9,710,676	—	9,710,676
Canada	19,866,567	—	—	19,866,567
Finland	—	5,561,849	—	5,561,849
France	—	9,414,151	—	9,414,151
Germany	—	95,802,736	—	95,802,736
Hong Kong	—	71,843,240	—	71,843,240
Ireland	—	3,014,737	—	3,014,737
Japan	—	128,202,332	—	128,202,332
Norway	—	4,571,641	—	4,571,641
Singapore	—	34,096,524	—	34,096,524
Sweden	—	12,487,962	—	12,487,962
United Kingdom	—	41,139,775	—	41,139,775
United States	596,266,448	—	—	596,266,448
Total Common Stocks	616,133,015	458,748,440	—	1,074,881,455
Total Short-Term Investment*	—	9,909,984	—	9,909,984
Securities Lending Reinvestments
Certificates of Deposit	—	21,497,692	—	21,497,692
Repurchase Agreements	—	59,885,539	—	59,885,539
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	80,500,000	—	—	80,500,000
Total Securities Lending Reinvestments	80,500,000	84,383,231	—	164,883,231
Total Investments	$696,633,015	$553,041,655	$—	$1,249,674,670

Collateral for Securities Loaned (Liability)	$—	$(164,860,034)	$—	$(164,860,034)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,249,674,670
Cash denominated in foreign currencies (c)	89,943
Receivable for:
Investments sold	19,674,891
Fund shares sold	1,057,832
Dividends	4,947,932

Total Assets	1,275,445,268
Liabilities
Collateral for securities loaned	164,860,034
Payables for:
Investments purchased	20,715,503
Fund shares redeemed	171,575
Accrued Expenses:
Management fees	537,042
Distribution and service fees	84,958
Deferred trustees’ fees	148,279
Other expenses	289,944

Total Liabilities	186,807,335

Net Assets	$1,088,637,933

Net Assets Consist of:
Paid in surplus	$1,216,703,495
Distributable earnings (Accumulated losses)	(128,065,562)

Net Assets	$1,088,637,933

Net Assets
Class A	$672,865,321
Class B	390,828,261
Class E	24,944,351
Capital Shares Outstanding*
Class A	68,409,187
Class B	39,888,957
Class E	2,536,120
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.84
Class B	9.80
Class E	9.84

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,299,739,808.
(b)	Includes securities loaned at value of $147,127,730.
(c)	Identified cost of cash denominated in foreign currencies was $89,856.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$19,963,722
Interest	7,600
Securities lending income	128,567

Total investment income	20,099,889
Expenses
Management fees	3,427,445
Administration fees	26,522
Custodian and accounting fees	120,528
Distribution and service fees—Class B	501,034
Distribution and service fees—Class E	19,685
Audit and tax services	28,901
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	69,782
Insurance	4,625
Miscellaneous	9,730

Total expenses	4,245,742
Less management fee waiver	(204,977)
Less broker commission recapture	(65,830)

Net expenses	3,974,935

Net Investment Income	16,124,954

Net Realized and Unrealized Loss
Net realized gain (loss) on :
Investments	(61,949,724)
Foreign currency transactions	156,838

Net realized loss	(61,792,886)

Net change in unrealized depreciation on:
Investments	(180,364,376)
Foreign currency transactions	(10,780)

Net change in unrealized depreciation	(180,375,156)

Net realized and unrealized loss	(242,168,042)

Net Decrease in Net Assets From Operations	$(226,043,088)

(a)	Net of foreign withholding taxes of $607,229.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$16,124,954	$30,558,966
Net realized gain (loss)	(61,792,886)	79,135,606
Net change in unrealized appreciation (depreciation)	(180,375,156)	177,563,570

Increase (decrease) in net assets from operations	(226,043,088)	287,258,142

From Distributions to Shareholders
Class A	(47,670,011)	(26,048,152)
Class B	(26,792,755)	(14,614,922)
Class E	(1,705,382)	(964,929)

Total distributions	(76,168,148)	(41,628,003)

Increase (decrease) in net assets from capital share transactions	122,170,984	(200,793,673)

Total increase (decrease) in net assets	(180,040,252)	44,836,466

Net Assets
Beginning of period	1,268,678,185	1,223,841,719

End of period	$1,088,637,933	$1,268,678,185

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	6,118,106	$60,488,345	1,265,009	$15,547,951
Reinvestments	4,705,825	47,670,011	2,147,416	26,048,152
Redemptions	(1,554,920)	(18,435,726)	(13,994,433)	(171,177,310)

Net increase (decrease)	9,269,011	$89,722,630	(10,582,008)	$(129,581,207)

Class B
Sales	2,799,646	$27,606,227	835,574	$10,230,024
Reinvestments	2,655,377	26,792,755	1,209,844	14,614,922
Redemptions	(2,024,649)	(23,192,629)	(7,687,059)	(93,673,357)

Net increase (decrease)	3,430,374	$31,206,353	(5,641,641)	$(68,828,411)

Class E
Sales	207,235	$2,237,424	130,047	$1,624,903
Reinvestments	168,350	1,705,382	79,549	964,929
Redemptions	(252,839)	(2,700,805)	(404,172)	(4,973,887)

Net increase (decrease)	122,746	$1,242,001	(194,576)	$(2,384,055)

Increase (decrease) derived from capital shares transactions		$122,170,984		$(200,793,673)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.97		$10.72	$12.45	$11.64	$11.78	$12.43

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.30	0.30	0.25	0.30	0.25
Net realized and unrealized gain (loss)	(2.55)		2.36	(1.29)	1.01	(0.16)	(0.40)

Total income (loss) from investment operations	(2.38)		2.66	(0.99)	1.26	0.14	(0.15)

Less Distributions
Distributions from net investment income	(0.52)		(0.41)	(0.74)	(0.45)	(0.28)	(0.50)
Distributions from net realized capital gains	(0.23)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.75)		(0.41)	(0.74)	(0.45)	(0.28)	(0.50)

Net Asset Value, End of Period	$9.84		$12.97	$10.72	$12.45	$11.64	$11.78

Total Return (%) (b)	(18.52	)(c)	25.10	(8.36)	10.97	1.15	(1.23)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	(d)	0.67	0.66	0.66	0.65	0.64
Net ratio of expenses to average net assets (%) (e)	0.64	(d)	0.65	0.66	0.66	0.65	0.64
Ratio of net investment income to average net assets (%)	3.06	(d)	2.47	2.60	2.07	2.54	2.03
Portfolio turnover rate (%)	51	(c)	77	106	91	42	44
Net assets, end of period (in millions)	$672.9		$767.0	$747.2	$893.7	$813.3	$887.3

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.90		$10.66	$12.39	$11.58	$11.72	$12.36

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.27	0.27	0.22	0.27	0.22
Net realized and unrealized gain (loss)	(2.53)		2.35	(1.30)	1.01	(0.16)	(0.39)

Total income (loss) from investment operations	(2.38)		2.62	(1.03)	1.23	0.11	(0.17)

Less Distributions
Distributions from net investment income	(0.49)		(0.38)	(0.70)	(0.42)	(0.25)	(0.47)
Distributions from net realized capital gains	(0.23)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.72)		(0.38)	(0.70)	(0.42)	(0.25)	(0.47)

Net Asset Value, End of Period	$9.80		$12.90	$10.66	$12.39	$11.58	$11.72

Total Return (%) (b)	(18.63	)(c)	24.81	(8.64)	10.74	0.87	(1.40)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(d)	0.92	0.91	0.91	0.90	0.89
Net ratio of expenses to average net assets (%) (e)	0.89	(d)	0.90	0.91	0.91	0.90	0.89
Ratio of net investment income to average net assets (%)	2.78	(d)	2.22	2.34	1.81	2.29	1.81
Portfolio turnover rate (%)	51	(c)	77	106	91	42	44
Net assets, end of period (in millions)	$390.8		$470.4	$448.8	$561.1	$555.2	$605.2

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.96		$10.70	$12.44	$11.62	$11.77	$12.41

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.29	0.28	0.23	0.28	0.23
Net realized and unrealized gain (loss)	(2.55)		2.36	(1.30)	1.02	(0.17)	(0.39)

Total income (loss) from investment operations	(2.39)		2.65	(1.02)	1.25	0.11	(0.16)

Less Distributions
Distributions from net investment income	(0.50)		(0.39)	(0.72)	(0.43)	(0.26)	(0.48)
Distributions from net realized capital gains	(0.23)		0.00	0.00	0.00	0.00	0.00

Total distributions	(0.73)		(0.39)	(0.72)	(0.43)	(0.26)	(0.48)

Net Asset Value, End of Period	$9.84		$12.96	$10.70	$12.44	$11.62	$11.77

Total Return (%) (b)	(18.61	)(c)	25.05	(8.60)	10.90	0.90	(1.30)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(d)	0.82	0.81	0.81	0.80	0.79
Net ratio of expenses to average net assets (%) (e)	0.79	(d)	0.80	0.81	0.81	0.80	0.79
Ratio of net investment income to average net assets (%)	2.87	(d)	2.33	2.44	1.91	2.38	1.91
Portfolio turnover rate (%)	51	(c)	77	106	91	42	44
Net assets, end of period (in millions)	$24.9		$31.3	$27.9	$35.1	$36.7	$40.0

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Clarion Global Real Estate Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-12

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-13

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $9,909,984. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $59,885,539. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-14

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and

BHFTI-15

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$617,694,432	$0	$557,204,501

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$3,427,445	0.700%	First $200 million
	0.650%	$200 million to $750 million
	0.550%	Over $750 million

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows.

% per annum reduction	Average Daily Net Assets
0.050%	First $200 million
0.050%	$250 million to $750 million
0.050%	Over $1 billion

An identical agreement was in effect for the period January 1, 2020 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. CBRE Clarion Securities LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its

BHFTI-16

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,331,435,081

Gross unrealized appreciation	65,020,422
Gross unrealized depreciation	(146,780,833)

Net unrealized appreciation (depreciation)	$(81,760,411)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$41,628,003	$84,206,451	$—	$—	$41,628,003	$84,206,451

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$52,010,327	$23,676,804	$98,612,474	$—	$174,299,605

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $39,914,651.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-17

Brighthouse Funds Trust I

Clarion Global Real Estate Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-18

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Harris Oakmark International Portfolio returned -22.37%, -22.48%, and -22.42%, respectively. The Portfolio’s benchmark, the MSCI EAFE Index1, returned -11.34%.

MARKET ENVIRONMENT / CONDITIONS

At the start of 2020, it appeared market activity would continue in familiar fashion from the end of 2019 and largely support global benchmark levels achieved from prior bull market advances. However, by mid-January, developments concerning COVID-19 came to light. What began in late 2019 as an outbreak localized to China spread swiftly and by mid-March, the World Health Organization officially deemed the COVID-19 a global pandemic. To stem the economic impact, policymakers around the world enacted significant economic stimulus measures and leaders of industrial nations vowed to work in tandem to support the global economy. By the end of June, confirmed global COVID-19 cases topped 10 million and global deaths from the virus surpassed the grim 500,000 mark.

In April, futures contract pricing for crude oil fell below zero into negative territory for the first time in history. Additionally, statistics showed that first-quarter gross domestic product (“GDP”) in the eurozone fell 3.6%, which was the sharpest rate decline on record, and U.S. GDP contracted 5.0%, which was the fastest drop since the 2008 financial crisis. Japan’s first-quarter GDP shrank at an annualized rate of 2.2% and was not as bad as analysts’ expectations for a 4.8% reduction. However, it built upon a 7.3% contraction in the fourth quarter of 2019 after an increase in the consumption tax. China’s GDP also contracted 6.8% in the first quarter.

However, the achievement of positive milestones in the development of a COVID-19 vaccine in the second quarter helped to offset the profound near-term economic effects of the pandemic. Glimmers of hope began to appear in April and May on positive medical data. Coupled with significant global monetary and fiscal stimulus, global equity markets began to rally and subsequently clawing back some of the large losses incurred in the first quarter.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio underperformed its benchmark, the MSCI EAFE Index, owing largely to stock selection, though country weightings also had a negative effect on relative performance. Holdings in the U.K., Switzerland and Germany delivered the worst relative returns for the full six months. Conversely, holdings in South Korea and South Africa supplied the largest positive relative performance for the period, followed by a less-than-benchmark weighting in Spain.

Lloyds Banking Group (U.K.) and Rolls-Royce Holdings (U.K.) had the largest negative impact on performance during the period. The share price decline of Lloyds Banking Group for the six-month period was exacerbated by fallout from the COVID-19 in March. In addition, the company’s fourth-quarter results issued early in the year fell short of market projections as revenue, underlying profit and pretax income all underperformed forecasts. For the fiscal full year, total revenue fell 4%, underlying profit fell 7% and pre-provision profit declined 3% from a year earlier. Results were also weaker than our estimates, which we attributed to a very difficult 2019 operating environment that was dominated by uncertainty surrounding Brexit (the U.K. proposal to leave the European Union) and the formation of a U.K. government. Later, Lloyds’s first-quarter results included net income and underlying profit that declined 11% and 74%, respectively, from the prior year. Although quarterly underlying profit missed our estimates by roughly 7%, after adjusting for a number of one-time items, underlying profit was in line with our full-year expectations. We have spoken with company management about cost cutting initiatives.

Effects from the COVID-19 pandemic drove the share price decline of Rolls-Royce Holdings for the six-month period. Ahead of issuing full-year results in February, management stated that design fixes for the Trent 1000 engine and higher costs associated with the Trent 1000 TEN engine would impact 2019 free cash flow and earnings. However, the company’s 2019 results included free cash flow and underlying core earnings that were within guidance ranges and both surpassed market forecasts. In our view, management was taking considerable actions to counter current circumstances. Fortunately, Rolls-Royce’s power systems and defense businesses combined are nearly the same size as its civil business and have seen much less COVID-19-related disruption. Overall, we believe the market’s reaction was overdone and did not take into account the total value of the entire business.

Individual holdings NAVER (South Korea) and Naspers (South Africa) had the most positive impact on performance during the period. NAVER’s full-year results met our estimates. Year-over-year total revenue advanced 18%, which led to operating profit of KRW (South Korean won) 1.2 trillion. Revenue in the core business platform segment grew 13% in the fourth quarter after the company realized 17% growth in the previous two quarters. In addition, NAVER recently indicated plans to prioritize shareholder returns and compensate for heightened spending that occurred in the past two years. To that end, management committed to distribute 30% of the company’s average two-year free cash flow to shareholders by way of dividend payments and share repurchases. Later, NAVER’s first-quarter results reflected year-over-year advances in revenues and operating profit of 15% and 7%, respectively. Elevated shopping-search advertisement activity drove revenue to increase 12% for the first quarter of 2020 year-over-year in the business platform unit, which we viewed as a key operating segment. At the same time, display and general search advertisement revenues were weak, which was not surprising considering pressure from the COVID-19. We spoke with management in May and learned that April advertising sales weakened versus the first quarter. However, NAVER planned to launch a new advertising service called Smart Channel, which places cost-per-click banner advertisements at the top of various key tabs on

BHFTI-1

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Managed by Harris Associates L.P.

Portfolio Manager Commentary*—(Continued)

the NAVER app. We also learned that the company anticipated a delay in the merger of LINE (the most popular messaging app in Japan) with Z Holdings (formerly known as Yahoo Japan) due to the COVID-19.

Naspers was an early investor in Tencent, one of China’s most valuable technology companies with communication and social platforms, such as Weixin and QQ. Due to its large stake in Tencent, which was 31% of Nasper’s assets as of September 2019, the share price of Naspers reacted favorably to Tencent’s 2019 fourth-quarter earnings release issued late in the first quarter. Tencent reported RMB (Chinese yuan) 106 billion in total revenues and RMB 30 billion in operating profit on a non-IFRS basis, an increase of 25% and 35% year over year, respectively. Online game revenues grew 25% year over year to RMB 30 billion, primarily due to revenue growth from smart phone games, including Peacekeeper Elite and PUBG Mobile. Later, Naspers’ own fiscal year results showed that earnings per share ($6.56 vs. $6.48) and revenue ($4.00 billion vs. $3.70 billion) bested consensus estimates. Notably, Indian food-service platform Swiggy increased revenue nearly 200% for the full-year period. We believe management has a good investment track record and is highly focused on closing the discount between the company’s current share price and what it believes is its fair value.

The effect of currency hedging on the Portfolio’s return was largely neutral, contributing 0.01% for the period. Currencies hedged in the Portfolio for the reporting period included the Swiss Franc. We continued to view the Swiss Franc as very overvalued based on purchasing-power parity. Therefore, we still held our hedge position to offset the risks associated with owning overvalued foreign currencies. Currency hedges are implemented by way of currency forward contracts.

At period end, the Portfolio held 63 securities across a variety of countries and industries. During the first half of 2020, we initiated new positions in Alibaba Group (China), Amadeus IT Group (Spain), Compass Group (U.K.) and Prudential (U.K.).

We eliminated positions in ASML Holding (Netherlands), Meggitt (U.K.), OMRON (Japan), Olympus (Japan), Prosus (Netherlands) and Willis Towers Watson (U.S.).

As of June 30, 2020, the Portfolio was most heavily weighted in the U.K. (23%), Germany (18%) and Switzerland (12%). The Portfolio’s exposure to companies headquartered in emerging market countries totaled roughly 9%.

As of June 30, 2020, the Portfolio was most heavily weighted in the Financials (29%) and Consumer Discretionary sectors (26%), followed by Industrials (20%). Consumer Staples (1%) had the smallest sector weight. The Portfolio had no exposure to Real Estate or Utilities shares at the end of the period.

David G. Herro

Michael L. Manelli

Portfolio Managers

Harris Associates L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

BHFTI-2

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Harris Oakmark International Portfolio
Class A	-22.37	-14.31	-1.01	5.50
Class B	-22.48	-14.57	-1.26	5.23
Class E	-22.42	-14.51	-1.17	5.34
MSCI EAFE Index	-11.34	-5.13	2.05	5.73

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Glencore plc	4.5
BNP Paribas S.A.	4.3
Intesa Sanpaolo S.p.A.	4.1
Daimler AG	3.8
Lloyds Banking Group plc	3.8
Credit Suisse Group AG	3.5
Bayerische Motoren Werke AG	3.3
Continental AG	3.2
CNH Industrial NV	3.0
Allianz SE	2.8

Top Countries

% of Net Assets
United Kingdom	21.1
Germany	17.1
Switzerland	12.9
France	11.7
Sweden	5.4
Italy	4.1
Australia	3.6
Japan	2.8
China	2.6
South Korea	2.6

BHFTI-3

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Harris Oakmark International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.79%	$1,000.00	$776.30	$3.49
	Hypothetical*	0.79%	$1,000.00	$1,020.94	$3.97

Class B (a)	Actual	1.04%	$1,000.00	$775.20	$4.59
	Hypothetical*	1.04%	$1,000.00	$1,019.69	$5.22

Class E (a)	Actual	0.94%	$1,000.00	$775.80	$4.15
	Hypothetical*	0.94%	$1,000.00	$1,020.19	$4.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Australia—3.6%
AMP, Ltd. (a)	25,175,922	$32,276,968
Brambles, Ltd.	3,651,600	27,470,465
Orica, Ltd.	3,241,667	37,269,783

		97,017,216

Canada—2.4%
Cenovus Energy, Inc.	8,228,365	38,487,123
Open Text Corp.	616,400	26,175,206

		64,662,329

China—2.6%
Alibaba Group Holding, Ltd. (a)	652,000	17,618,836
Alibaba Group Holding, Ltd. (ADR) (a)	7,700	1,660,890
Baidu, Inc. (ADR) (a)	246,275	29,525,910
Trip.com Group, Ltd. (ADR) (a)	820,735	21,273,451

		70,079,087

Finland—0.9%
UPM-Kymmene Oyj	799,700	23,077,747

France—11.7%
Accor S.A. (a)	2,056,026	55,786,179
BNP Paribas S.A. (a)	2,946,362	116,802,881
Bureau Veritas S.A. (a)	1,121,195	23,622,672
EssilorLuxottica S.A. (a)	151,000	19,353,570
Publicis Groupe S.A.	1,637,570	52,937,321
Valeo S.A. (b)	1,912,900	50,106,770

		318,609,393

Germany—16.6%
Allianz SE	369,700	75,409,065
Bayer AG	693,960	50,936,353
Bayerische Motoren Werke AG	1,425,507	90,817,802
Continental AG (a)	878,416	85,799,029
Daimler AG	2,555,293	103,575,022
Henkel AG & Co. KGaA	101,809	8,460,919
ThyssenKrupp AG (a) (b)	5,100,800	36,072,883

		451,071,073

Indonesia—1.1%
Bank Mandiri Persero Tbk PT	82,350,200	28,559,427

Ireland—2.1%
Ryanair Holdings plc (ADR) (a)	874,468	58,012,207

Italy—4.1%
Intesa Sanpaolo S.p.A. (a)	57,723,700	110,273,074

Japan—2.8%
Komatsu, Ltd.	2,161,400	44,189,273
Toyota Motor Corp.	499,500	31,334,451

		75,523,724

Mexico—0.6%
Grupo Televisa S.A.B. (ADR) (a)	3,224,908	16,898,518

Netherlands—2.3%
EXOR NV	1,099,452	62,687,004

South Africa—2.2%
Naspers, Ltd. - N Shares	324,356	59,172,357

South Korea—2.6%
NAVER Corp.	227,900	51,110,478
Samsung Electronics Co., Ltd.	409,850	18,168,294

		69,278,772

Spain—1.3%
Amadeus IT Group S.A.	693,400	36,079,559

Sweden—5.4%
Hennes & Mauritz AB - B Shares (b)	3,464,500	50,095,578
SKF AB - B Shares	2,377,790	44,116,997
Volvo AB - B Shares (a)	3,305,591	51,671,319

		145,883,894

Switzerland—12.9%
Cie Financiere Richemont S.A.	602,347	38,356,848
Credit Suisse Group AG	9,225,754	95,194,172
Ferguson plc	292,232	23,906,027
Glencore plc (a)	57,557,165	121,828,383
Kuehne & Nagel International AG (a)	57,283	9,505,422
LafargeHolcim, Ltd. (a)	716,348	31,331,652
Nestle S.A.	13,900	1,535,605
Swatch Group AG (The) - Bearer Shares	144,810	28,853,171

		350,511,280

Taiwan—0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	571,000	6,042,345

United Kingdom—21.1%
Ashtead Group plc	1,448,641	48,697,924
Bunzl plc	1,130,900	30,320,323
CNH Industrial NV (a)	11,820,300	82,574,731
Compass Group plc	1,311,500	18,042,468
G4S plc	11,016,100	15,529,327
Liberty Global plc - Class A (a)	1,242,700	27,165,422
Liberty Global plc - Class C (a)	755,756	16,256,311
Lloyds Banking Group plc	263,811,200	101,769,903
Prudential plc	3,311,300	49,867,073
Reckitt Benckiser Group plc	102,000	9,386,910
Rolls-Royce Holdings plc	10,411,200	36,749,129
Royal Bank of Scotland Group plc	26,017,301	39,131,805
Schroders plc	1,055,384	38,514,346
Schroders plc (non-voting shares)	10,427	267,211
Smiths Group plc	1,350,707	23,590,086
WPP plc	4,430,955	34,578,433

		572,441,402

Total Common Stocks (Cost $3,239,284,266)		2,615,880,408

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Preferred Stock—0.4%

Security Description	Shares/ Principal Amount*	Value

Germany—0.4%
Henkel AG & Co. KGaA (Cost $12,740,122)	123,800	$11,509,088

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $78,708,679; collateralized by U.S. Treasury Notes with rates ranging from 2.000% - 2.250%, maturity dates ranging from 04/30/24 - 05/31/24, and an aggregate market value of $80,282,901.	78,708,679	78,708,679

Total Short-Term Investments (Cost $78,708,679)		78,708,679

Securities Lending Reinvestments (c)—1.8%

Repurchase Agreements — 0.4%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $6,843,913; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $6,980,784.	6,843,899	6,843,899
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $800,002; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $816,001.	800,000	800,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $300,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $306,002.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $300,003; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $333,361.	300,000	300,000

Repurchase Agreements —(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,800,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $1,990,996.	1,800,000	1,800,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $100,001; collateralized by various Common Stock with an aggregate market value of $111,129.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $100,005; collateralized by various Common Stock with an aggregate market value of $111,133.	100,000	100,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various common stock with an aggregate market value of $444,487.	400,000	400,000

		12,043,899

Mutual Funds—1.4%
BlackRock Liquidity Funds, Institutional Shares 0.100% (d)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (d)	4,000,000	4,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (d)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (d)	6,000,000	6,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (d)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (d)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (d)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (d)	5,000,000	5,000,000

		37,000,000

Total Securities Lending Reinvestments (Cost $49,043,900)		49,043,899

Total Investments—101.6% (Cost $3,379,776,967)		2,755,142,074
Other assets and liabilities (net)—(1.6)%		(43,129,569)

Net Assets—100.0%		$2,712,012,505

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $46,739,944 and the collateral received consisted of cash in the amount of $49,043,900. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Banks	14.6
Automobiles	8.3
Machinery	8.2
Metals & Mining	5.8
Auto Components	5.0
Capital Markets	4.9
Insurance	4.6
Media	3.9
Trading Companies & Distributors	3.8
Internet & Direct Marketing Retail	3.7

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
CHF	23,996,000	SSBT	12/16/20	USD	25,396,355	$(67,087)

Glossary of Abbreviations

Counterparties

(SSBT)—	State Street Bank and Trust

Currencies

(CHF)—	Swiss Franc
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$97,017,216	$—	$97,017,216
Canada	64,662,329	—	—	64,662,329
China	52,460,251	17,618,836	—	70,079,087
Finland	—	23,077,747	—	23,077,747
France	—	318,609,393	—	318,609,393
Germany	—	451,071,073	—	451,071,073
Indonesia	—	28,559,427	—	28,559,427
Ireland	58,012,207	—	—	58,012,207
Italy	—	110,273,074	—	110,273,074
Japan	—	75,523,724	—	75,523,724
Mexico	16,898,518	—	—	16,898,518
Netherlands	—	62,687,004	—	62,687,004
South Africa	—	59,172,357	—	59,172,357
South Korea	—	69,278,772	—	69,278,772
Spain	—	36,079,559	—	36,079,559
Sweden	—	145,883,894	—	145,883,894
Switzerland	—	350,511,280	—	350,511,280
Taiwan	—	6,042,345	—	6,042,345
United Kingdom	43,421,733	529,019,669	—	572,441,402
Total Common Stocks	235,455,038	2,380,425,370	—	2,615,880,408
Total Preferred Stock*	—	11,509,088	—	11,509,088
Total Short-Term Investment*	—	78,708,679	—	78,708,679
Securities Lending Reinvestments
Repurchase Agreements	—	12,043,899	—	12,043,899
Mutual Funds	37,000,000	—	—	37,000,000
Total Securities Lending Reinvestments	37,000,000	12,043,899	—	49,043,899
Total Investments	$272,455,038	$2,482,687,036	$—	$2,755,142,074

Collateral for Securities Loaned (Liability)	$—	$(49,043,900)	$—	$(49,043,900)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(67,087)	$—	$(67,087)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$2,755,142,074
Cash denominated in foreign currencies (c)	409,285
Receivable for:
Investments sold	6,977,357
Fund shares sold	216,808
Dividends and interest	4,056,698

Total Assets	2,766,802,222
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	67,087
Collateral for securities loaned	49,043,900
Payables for:
Investments purchased	788,148
Fund shares redeemed	2,271,133
Accrued Expenses:
Management fees	1,682,873
Distribution and service fees	192,508
Deferred trustees’ fees	148,279
Other expenses	595,789

Total Liabilities	54,789,717

Net Assets	$2,712,012,505

Net Assets Consist of:
Paid in surplus	$3,474,556,807
Distributable earnings (Accumulated losses)	(762,544,302)

Net Assets	$2,712,012,505

Net Assets
Class A	$1,763,526,785
Class B	878,935,292
Class E	69,550,428
Capital Shares Outstanding*
Class A	178,040,677
Class B	90,964,444
Class E	7,126,931
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.91
Class B	9.66
Class E	9.76

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $3,379,776,967.
(b)	Includes securities loaned at value of $46,739,944.
(c)	Identified cost of cash denominated in foreign currencies was $406,032.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$20,365,181
Interest	76,121
Securities lending income	39,430

Total investment income	20,480,732
Expenses
Management fees	9,713,809
Administration fees	50,605
Custodian and accounting fees	384,652
Distribution and service fees—Class B	1,048,966
Distribution and service fees—Class E	52,924
Audit and tax services	28,217
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	83,076
Insurance	9,784
Miscellaneous	15,528

Total expenses	11,425,051
Less management fee waiver	(327,481)

Net expenses	11,097,570

Net Investment Income	9,383,162

Net Realized and Unrealized Loss
Net realized loss on :
Investments	(99,587,587)
Foreign currency transactions	(428,357)
Forward foreign currency transactions	(358,037)

Net realized loss	(100,373,981)

Net change in unrealized appreciation (depreciation) on:
Investments	(538,999,986)
Foreign currency transactions	42,294
Forward foreign currency transactions	298,996

Net change in unrealized depreciation	(538,658,696)

Net realized and unrealized loss	(639,032,677)

Net Decrease in Net Assets From Operations	$(629,649,515)

(a)	Net of foreign withholding taxes of $2,739,081.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$9,383,162	$93,143,931
Net realized gain (loss)	(100,373,981)	72,145,391
Net change in unrealized appreciation (depreciation)	(538,658,696)	486,068,746

Increase (decrease) in net assets from operations	(629,649,515)	651,358,068

From Distributions to Shareholders
Class A	(110,746,247)	(183,385,006)
Class B	(53,971,041)	(101,126,965)
Class E	(4,272,885)	(9,021,382)

Total distributions	(168,990,173)	(293,533,353)

Increase in net assets from capital share transactions	433,563,070	21,435,347

Total increase (decrease) in net assets	(365,076,618)	379,260,062

Net Assets
Beginning of period	3,077,089,123	2,697,829,061

End of period	$2,712,012,505	$3,077,089,123

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	32,531,001	$301,605,113	4,026,332	$49,766,964
Reinvestments	11,209,134	110,746,247	15,462,480	183,385,006
Redemptions	(8,757,255)	(90,361,977)	(13,841,671)	(183,198,982)

Net increase	34,982,880	$321,989,383	5,647,141	$49,952,988

Class B
Sales	11,326,326	$101,234,106	3,233,362	$39,466,112
Reinvestments	5,598,656	53,971,041	8,725,364	101,126,965
Redemptions	(4,267,778)	(46,181,668)	(12,916,973)	(164,298,120)

Net increase (decrease)	12,657,204	$109,023,479	(958,247)	$(23,705,043)

Class E
Sales	448,869	$4,065,103	300,831	$3,793,384
Reinvestments	439,146	4,272,885	771,718	9,021,382
Redemptions	(563,104)	(5,787,780)	(1,396,164)	(17,627,364)

Net increase (decrease)	324,911	$2,550,208	(323,615)	$(4,812,598)

Increase derived from capital shares transactions		$433,563,070		$21,435,347

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.61		$12.16	$16.92	$13.18	$13.43	$15.94

Income (Loss) from Investment Operations
Net investment income (a)	0.04		0.42	0.33	0.30	0.24	0.29
Net realized and unrealized gain (loss)	(3.08)		2.40	(4.13)	3.72	0.68	(0.76)

Total income (loss) from investment operations	(3.04)		2.82	(3.80)	4.02	0.92	(0.47)

Less Distributions
Distributions from net investment income	(0.37)		(0.33)	(0.31)	(0.28)	(0.31)	(0.53)
Distributions from net realized capital gains	(0.29)		(1.04)	(0.65)	0.00	(0.86)	(1.51)

Total distributions	(0.66)		(1.37)	(0.96)	(0.28)	(1.17)	(2.04)

Net Asset Value, End of Period	$9.91		$13.61	$12.16	$16.92	$13.18	$13.43

Total Return (%) (b)	(22.37	)(c)	24.83	(23.73)	30.78	8.43	(4.31)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(d)	0.81	0.81	0.81	0.81	0.83
Net ratio of expenses to average net assets (%) (e)	0.79	(d)	0.80	0.79	0.79	0.79	0.81
Ratio of net investment income to average net assets (%)	0.85	(d)	3.26	2.14	1.93	1.95	1.88
Portfolio turnover rate (%)	19	(c)	35	43	36	50	49
Net assets, end of period (in millions)	$1,763.5		$1,946.6	$1,670.5	$2,009.0	$1,882.2	$1,722.4

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.27		$11.88	$16.56	$12.91	$13.17	$15.66

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.38	0.29	0.25	0.21	0.25
Net realized and unrealized gain (loss)	(3.01)		2.34	(4.05)	3.65	0.66	(0.75)

Total income (loss) from investment operations	(2.98)		2.72	(3.76)	3.90	0.87	(0.50)

Less Distributions
Distributions from net investment income	(0.34)		(0.29)	(0.27)	(0.25)	(0.27)	(0.48)
Distributions from net realized capital gains	(0.29)		(1.04)	(0.65)	0.00	(0.86)	(1.51)

Total distributions	(0.63)		(1.33)	(0.92)	(0.25)	(1.13)	(1.99)

Net Asset Value, End of Period	$9.66		$13.27	$11.88	$16.56	$12.91	$13.17

Total Return (%) (b)	(22.48	)(c)	24.52	(23.97)	30.43	8.18	(4.52)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.07	(d)	1.06	1.06	1.06	1.06	1.08
Net ratio of expenses to average net assets (%) (e)	1.04	(d)	1.05	1.04	1.04	1.04	1.06
Ratio of net investment income to average net assets (%)	0.56	(d)	3.01	1.92	1.66	1.73	1.64
Portfolio turnover rate (%)	19	(c)	35	43	36	50	49
Net assets, end of period (in millions)	$878.9		$1,039.4	$941.9	$1,280.2	$1,136.3	$1,163.9

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.40		$11.99	$16.70	$13.02	$13.27	$15.77

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.40	0.31	0.27	0.22	0.26
Net realized and unrealized gain (loss)	(3.03)		2.36	(4.09)	3.67	0.67	(0.75)

Total income (loss) from investment operations	(3.00)		2.76	(3.78)	3.94	0.89	(0.49)

Less Distributions
Distributions from net investment income	(0.35)		(0.31)	(0.28)	(0.26)	(0.28)	(0.50)
Distributions from net realized capital gains	(0.29)		(1.04)	(0.65)	0.00	(0.86)	(1.51)

Total distributions	(0.64)		(1.35)	(0.93)	(0.26)	(1.14)	(2.01)

Net Asset Value, End of Period	$9.76		$13.40	$11.99	$16.70	$13.02	$13.27

Total Return (%) (b)	(22.42	)(c)	24.60	(23.86)	30.52	8.31	(4.45)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.97	(d)	0.96	0.96	0.96	0.96	0.98
Net ratio of expenses to average net assets (%) (e)	0.94	(d)	0.95	0.94	0.94	0.94	0.96
Ratio of net investment income to average net assets (%)	0.62	(d)	3.12	2.05	1.75	1.83	1.75
Portfolio turnover rate (%)	19	(c)	35	43	36	50	49
Net assets, end of period (in millions)	$69.6		$91.2	$85.4	$125.7	$107.4	$113.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Harris Oakmark International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-14

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $78,708,679. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $12,043,899. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized depreciation on forward foreign currency exchange contracts	$67,087

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount*
State Street Bank and Trust	$67,087	$—	$—	$67,087

*	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$(358,037)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$298,996

BHFTI-16

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$26,812,454

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or

BHFTI-17

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$733,752,545	$0	$471,529,804

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$9,713,809	0.850%	First $100 million
	0.800%	$100 million to $1 billion
	0.750%	Over $1 billion

BHFTI-18

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Harris Associates L.P. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $2 billion
0.075%	Over $2 billion

An identical agreement was in place for the period January 1, 2020 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$3,425,507,902

Gross unrealized appreciation	98,455,668
Gross unrealized depreciation	(768,888,583)

Net unrealized appreciation (depreciation)	$(670,432,915)

BHFTI-19

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$74,559,279	$60,357,633	$218,974,074	$126,904,526	$293,533,353	$187,262,159

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$126,815,360	$40,712,780	$(131,278,823)	$—	$36,249,317

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the Invesco Balanced-Risk Allocation Portfolio returned -4.09%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

The first six months of 2020 may go down as one of the most volatile periods in capital markets history as the COVID-19 health crisis was coupled with an oil price war and a credit and liquidity crisis. Global equity markets experienced one of their most rapid descents into bear market territory, only to stage a powerful rally in the second quarter as a result of unprecedented fiscal and monetary actions. Commodity prices also fell sharply, with energy the worst performer by far. Investors turned to government bonds as perceived safe havens, but they were not spared from the volatility as a dash for liquidity caused a sharp sell-off that was followed by a modest recovery.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio strategically balances the amount of risk exposure to equities, fixed income and commodities and targets a strategic risk level of 8%. This is intended to limit the impact of surprise outcomes on the Portfolio. Secondarily, the Portfolio tactically shifts from the strategic equal risk in equity, fixed income and commodities in order to emphasize those assets that are more likely to outperform cash on a monthly basis. Tactical allocation is applied at the individual asset level and aggregated with the strategic allocation allowing the Portfolio risk target to fluctuate between 6% and 10%.

The Portfolio’s exposure to commodities was the largest absolute and relative detractor from performance as gold and, to a lesser extent, silver were the only commodities in which the Portfolio was invested to deliver positive returns. Energy commodities suffered the largest setback due to a combination of falling demand caused by COVID-19 containment efforts and rising supply triggered by an oil price war between Saudi Arabia and Russia. Industrial metal prices fell on demand fears related to the economic shutdown and resulting drop in global manufacturing. While energy and industrial metals both rebounded sharply once shutdown orders were lifted and demand increased, their second quarter gains were not enough to offset first quarter losses. Agricultural prices declined in aggregate due to weaker demand expectations, as virus-induced food hoarding abated and existing supplies are expected to take some time to work through. Precious metals had mixed results as gold rose on demand for safe havens while silver finished flat for the period. Precious metals advanced higher in the second quarter alongside the recovery in stocks due to the decline in the dollar and low real yields.

Within the Portfolio’s strategic allocation, the sole contributor to performance came from global government bonds. Government bond exposure was a positive contributor in the first half of 2020 as the deflationary economic shock led investors to safety causing yields to reach all-time lows for all markets in the Portfolio’s universe except Japan. Yields in Canada, the U.K. and the U.S. fell moderately during the period on central bank assurances that rates will be held at exceptionally low levels for the foreseeable future and on renewed virus fears. Given the strong move lower in yields in the first quarter and the risk-on sentiment sparked by the rally in equities and economically sensitive commodities, safe-haven demand for bonds was more muted during the second quarter.

The Portfolio’s exposure to developed equity markets detracted from results over the period as all six underlying strategic markets in which the Portfolio was invested posted negative returns. Despite dismal economic data, such as record-high levels of unemployment and plummeting consumer spending, equities rebounded in the second quarter from their March lows but not enough to outweigh first quarter losses. The Portfolio structurally had less equity risk concentration than the benchmark, which proved unfavorable for the first half of 2020 as the benchmark’s higher relative weight to equities allowed it to participate more in the equity market rally that occurred in the second quarter. The magnitude of losses varied across markets with U.K. equities suffering the steepest decline, while U.S. equities fared much better. U.S. equities were the top contributor primarily due to the high allocation to technology and low energy exposure. Geopolitical tensions in Hong Kong negatively impacted equity prices and China confirmed plans for new national security laws putting the independence of the autonomous region at risk. European equities came under pressure as markets already dealing with COVID-19 were further hit by concerns about a debt crisis in peripheral European countries. The U.K. was the top detractor given the market has a high allocation to energy, while ongoing Brexit negotiations only compounded the uncertainty.

The tactical allocation process slightly detracted from results with bonds and commodities posting positive returns while equities were negative. Bonds benefited from broad overweight positions. Commodities benefited primarily from underweight positions in energy and industrial metals throughout the period. Tactical positioning in equities detracted due to a risk overweight in January and February.

The Portfolio is principally implemented with derivative instruments that include futures, commodity-linked notes and total return swaps. Therefore, all or most of the performance of the strategy, both positive and negative, can be attributed to these instruments. Derivatives can be a more liquid and cost-effective way to gain exposure to asset classes. Additionally, the leverage used in the strategy is inherent in these instruments. All derivatives performed as expected during the period.

At period end, the Portfolio was tactically overweight all equity markets, except for Hong Kong, which maintained its neutral position. Across government bonds markets, the Portfolio was overweight Australia, Canada, the U.K. and the U.S. Germany and Japan remained absent from the Portfolio, both strategically and tactically, due to a combination of negative yields and impaired credit quality. Position-

BHFTI-1

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

ing in commodities was underweight agriculture, overweight metals and overweight energy, except for natural gas and gas oil, which were underweight.

Scott Wolle

Mark Ahnrud

Chris Devine

Scott Hixon

Christian Ulrich

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
Invesco Balanced-Risk Allocation Portfolio
Class B	-4.09	-0.24	3.92	4.13
Dow Jones Moderate Index	-3.66	1.99	5.47	6.49

1 Inception date of the Class B shares is 4/23/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	67.3%
Global Developed Equities	44.3%
Commodities - Production Weighted	27.1%

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets

BHFTI-3

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Balanced-Risk Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.90%	$1,000.00	$959.10	$4.38
	Hypothetical*	0.90%	$1,000.00	$1,020.39	$4.52

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—4.3% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—4.3%
U.S. Treasury Floating Rate Notes
0.193%, 3M USTBMM + 0.043%, 07/31/20 (a)	28,160,000	$28,160,768
0.264%, 3M USTBMM + 0.114%, 04/30/22 (a)	28,000,000	28,016,297

Total U.S. Treasury & Government Agencies (Cost $56,160,000)		56,177,065

Municipals—2.8%
Maumelle Arkansas Industrial Development, Revenue Bond 0.130%, 08/01/45 (144A) (a)	20,000,000	20,000,000
New York State Housing Finance Agency, Revenue Bond 0.130%, 05/01/50 (a)	16,750,000	16,750,000

Total Municipals (Cost $36,750,000)		36,750,000

Commodity-Linked Securities—2.0%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to Canadian Imperial Bank of Commerce Custom 5 Agriculture Commodity Index, multiplied by 2), 09/22/20 (144A) (a)	6,550,000	5,692,677
Cargill, Inc.Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 04/21/21 (144A) (a)	12,000,000	12,402,896
Royal Bank of Canada Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.040% (linked to Royal Bank of Canada Enhanced Agriculture Basket 04 Excess Return Index, multiplied by 2), 09/30/20 (144A) (a)	8,700,000	7,873,335

Total Commodity-Linked Securities (Cost $27,250,000)		25,968,908

Short-Term Investments—82.5%

Certificate of Deposit—5.2%
Bank of Montreal 0.588%, 3M LIBOR + 0.140%, 05/10/21 (a)	20,000,000	20,009,220
Mizuho Securities U.S.A. LLC 1.770%, 08/10/20	20,000,000	20,034,351
Toronto-Dominion Bank
0.500%, SOFR + 0.420%, 09/30/20 (a)	13,000,000	13,010,294
0.651%, 3M LIBOR + 0.150%, 05/05/21 (144A) (a)	15,000,000	15,007,582

		68,061,447

Commercial Paper—43.3%
Anglesea Funding plc 0.690%, 1M LIBOR + 0.500%, 10/20/20 (144A) (a) (e)	25,000,000	25,000,000
Apple, Inc. 0.152%, 08/31/20 (144A) (b)	12,000,000	11,995,825
Bank of Nova Scotia (The) 0.578%, 3M LIBOR + 0.130%, 11/09/20 (144A) (a)	31,000,000	31,014,536
Banque et Caisse d’Epargne de L’Etat 1.441%, 09/28/20 (b)	14,000,000	13,993,700

Commercial Paper—(Continued)
Barton Capital Corp. 0.805%, 07/23/20 (144A) (b)	15,000,000	14,998,879
Chevron Corp. 0.221%, 12/11/20 (144A) (b)	12,500,000	12,484,682
Collateralized Commercial Paper Flex Co. LLC 1.093%, 3M LIBOR + 0.050%, 10/23/20 (144A) (a)	30,000,000	30,014,760
Commonwealth Bank of Australia
0.568%, 3M LIBOR + 0.120%, 11/09/20 (144A) (a)	20,000,000	20,008,657
Crown Point Capital LLC 0.539%, 1M LIBOR + 0.360%, 09/04/20 (144A) (a)	30,000,000	30,002,657
DBS Bank, Ltd. 0.223%, 08/19/20 (b)	11,000,000	10,997,815
Dexia Credit Local S.A. 1.592%, 08/20/20 (b)	20,000,000	19,995,920
Erste Abwicklungsanstalt 0.231%, 09/30/20 (b)	35,000,000	34,981,127
Exxon Mobil Corp.
0.244%, 08/10/20 (b)	10,000,000	9,998,258
1.008%, 07/10/20 (b)	25,000,000	24,999,201
ING U.S. Funding LLC 0.580%, 3M LIBOR + 0.150%, 02/01/21 (a)	20,000,000	20,005,877
KBC Bank N.V. 0.164%, 07/23/20 (b)	10,000,000	10,000,307
Kells Funding LLC 0.242%, 09/16/20 (144A) (b)	15,000,000	14,993,695
Longship Funding LLC 0.199%, 07/13/20 (144A) (b)	15,000,000	14,999,198
Nationwide Building Society 0.190%, 07/10/20 (b)	20,000,000	19,999,200
Nestle Capital Corp. 0.604%, 07/06/20 (144A) (b)	25,000,000	24,999,796
Old Line Funding LLC 0.340%, 12/01/20 (144A) (b)	35,000,000	34,970,055
Oversea-Chinese Banking Corp., Ltd. 0.004%, 08/12/20 (b)	10,000,000	10,000,525
Pfizer, Inc. 0.163%, 08/26/20 (b)	11,000,000	10,997,771
Proctor & Gamble Co. 0.183%, 08/13/20 (144A) (b)	16,000,000	15,997,712
Ridgefield Funding Co. 0.401%, 11/05/20 (144A) (b)	25,000,000	24,972,800
Siemens Capital Co. LLC 0.161%, 09/08/20 (144A) (b)	25,000,000	24,994,798
Sumitomo Mitsui Banking Corp. 0.008%, 08/21/20 (b)	10,000,000	10,001,386
Total Capital Canada, Ltd. 0.705%, 08/04/20 (144A) (b)	10,000,000	9,997,346
Toyota Motor Credit Corp.
0.372%, 08/24/20 (b)	20,000,000	19,994,714
1.473%, 3M LIBOR + 0.100%, 10/02/20 (a)	10,000,000	9,999,489

		567,410,686

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—16.6%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 0.280% (c) (d)	147,374,645	$147,374,645
STIT-Government & Agency Portfolio, Institutional Class 0.100% (c) (d)	42,821,200	42,821,200
STIT-Treasury Portfolio, Institutional Class 0.090% (c) (d)	27,777,658	27,777,658

		217,973,503

U.S. Treasury—17.4%
U.S. Treasury Bills
0.127%, 10/29/20 (b)	30,500,000	30,484,496
0.148%, 09/15/20 (b)	41,000,000	40,988,315
0.158%, 10/06/20 (b)	11,500,000	11,495,817
0.159%, 08/04/20 (b)	30,000,000	29,996,388
0.611%, 08/27/20 (b)	51,150,000	51,139,269
0.664%, 07/09/20 (b)	64,800,000	64,798,164

		228,902,449

Total Short-Term Investments (Cost $1,082,052,889)		1,082,348,085

Total Investments—91.6% (Cost $1,202,212,889)		1,201,244,058
Other assets and liabilities (net)—8.4%		110,755,485

Net Assets—100.0%		$1,311,999,543

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(d)	Affiliated Issuer. (See Note 8 of the Notes to Consolidated Financial Statements for a summary of transactions in securities of affiliated issuers.)
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 1.9% of net assets.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $402,421,886, which is 30.7% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	09/15/20	3,507	AUD	521,800,814	$4,734,472
Brent Crude Oil Futures	11/30/20	704	USD	29,532,800	1,743,823
Canada Government Bond 10 Year Futures	09/21/20	2,990	CAD	459,921,800	282,246
Euro STOXX 50 Index Futures	09/18/20	2,230	EUR	71,872,900	940,335
FTSE 100 Index Futures	09/18/20	1,150	GBP	70,696,250	70,515
Hang Seng Index Futures	07/30/20	526	HKD	637,696,100	(985,845)
New York Harbor ULSD Futures	11/30/20	116	USD	6,102,667	503,051
RBOB Gasoline Futures	07/31/20	628	USD	31,690,764	(428,659)
Russell 2000 Index E-Mini Futures	09/18/20	1,310	USD	94,162,800	3,279,654
S&P 500 Index E-Mini Futures	09/18/20	561	USD	86,680,110	(151,155)
Silver Futures	09/28/20	352	USD	32,801,120	1,361,441
TOPIX Index Futures	09/10/20	1,004	JPY	15,647,340,000	(6,651,645)
U.S. Treasury Long Bond Future	09/21/20	752	USD	134,279,000	366,236
United Kingdom Long Gilt Bond Futures	09/28/20	316	GBP	43,494,240	132,925
WTI Light Sweet Crude Oil Futures	12/21/20	287	USD	11,416,860	876,824

Net Unrealized Appreciation					$6,074,218

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.330%	Monthly	02/05/21	BBP	Barclays Commodity Strategy Copper Excess Return Index	USD	18,289,391	$998,528	$—	$998,528
Pay	0.470%	Monthly	02/16/21	CG	Cargill Commodity Index (a)	USD	34,629,883	(93,479)	—	(93,479)
Pay	0.300%	Monthly	04/09/21	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	27,716,348	1,121,883	—	1,121,883
Pay	0.120%	Monthly	12/10/20	CG	Cargill Gold Excess Return Index	USD	25,831,545	1,445,225	—	1,445,225
Pay	0.400%	Monthly	10/29/20	GSI	Goldman Sachs Commodity i-Select Strategy 1121 (b)	USD	19,576,319	(92,164)	—	(92,164)
Pay	0.000%	Maturity	07/30/20	GSI	Hang Seng Index	HKD	45,412,421	(71,670)	—	(71,670)
Pay	0.250%	Monthly	04/27/21	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	5,288,477	(180,803)	—	(180,803)
Pay	0.250%	Monthly	11/12/20	MLI	MLCX Natural Gas Annual Excess Return Index	USD	1,910,003	—	—	—
Pay	0.140%	Monthly	06/21/21	MLI	Merrill Lynch Gold Excess Return Index	USD	23,438,968	—	—	—
Pay	0.380%	Monthly	10/15/20	MSC	S&P GSCI Alminum Dynamic Roll Index	USD	12,143,056	108,706	—	108,706
Pay	0.090%	Monthly	10/15/20	JPMC	S&P GSCI Gold Index Excess Return	USD	18,424,450	355,684	—	355,684

Totals								$3,591,910	$—	$3,591,910

Cash in the amount of $150,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

(a) The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Cargill, Inc., as of June 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$7,480,055	21.6%
Soybean Meal	7,237,646	20.9%
Soybean	7,064,496	20.4%
Sugar No. 11	4,259,476	12.3%
Wheat	2,147,053	6.2%
Corn No. 2 Yellow	1,973,903	5.7%
Coffee “C”	1,904,643	5.5%
Soybean Oil	1,904,643	5.5%
Live Cattle	380,929	1.1%
Lean Hogs	277,039	0.8%

	$34,629,883	100.0%

(b) The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of June 30, 2020:

Futures Contracts—Long	Notional Value	Component Weighting
Cotton No. 2	$4,228,485	21.6%
Soybean Meal	4,091,451	20.9%
Soybean	3,993,569	20.4%
Sugar No. 11	2,407,887	12.3%
Wheat	1,213,732	6.2%
Corn No. 2 Yellow	1,115,850	5.7%
Coffee “C”	1,076,698	5.5%
Soybean Oil	1,076,698	5.5%
Live Cattle	215,339	1.1%
Lean Hogs	156,610	0.8%

	$19,576,319	100.0%

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanely Capital Services, LLC

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$56,177,065	$—	$56,177,065
Total Municipals*	—	36,750,000	—	36,750,000
Total Commodity-Linked Securities*	—	25,968,908	—	25,968,908
Short-Term Investments
Certificate of Deposit	—	68,061,447	—	68,061,447
Commercial Paper	—	567,410,686	—	567,410,686
Mutual Funds	217,973,503	—	—	217,973,503
U.S. Treasury	—	228,902,449	—	228,902,449
Total Short-Term Investments	217,973,503	864,374,582	—	1,082,348,085
Total Investments	$217,973,503	$983,270,555	$—	$1,201,244,058

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$14,291,522	$—	$—	$14,291,522
Futures Contracts (Unrealized Depreciation)	(8,217,304)	—	—	(8,217,304)
Total Futures Contracts	$6,074,218	$—	$—	$6,074,218
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$4,030,026	$—	$4,030,026
OTC Swap Contracts at Value (Liabilities)	—	(438,116)	—	(438,116)
Total OTC Swap Contracts	$—	$3,591,910	$—	$3,591,910

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$983,270,555
Affiliated investments at value (b)	217,973,503
Cash	257,508
Cash collateral (c)	104,597,000
OTC swap contracts at market value	4,030,026
Receivable for:
OTC swap contracts	573,862
Fund shares sold	5,932
Interest	606,835
Dividends on affiliated investments	2,075
Variation margin on futures contracts	2,862,258

Total Assets	1,314,179,554
Liabilities
OTC swap contracts at market value	438,116
Payables for:
Fund shares redeemed	469,487
Interest on OTC swap contracts	28,448
Accrued Expenses:
Management fees	649,251
Distribution and service fees	267,342
Deferred trustees’ fees	126,683
Other expenses	200,684

Total Liabilities	2,180,011

Net Assets	$1,311,999,543

Net Assets Consist of:
Paid in surplus	$1,375,192,297
Distributable earnings (Accumulated losses)	(63,192,754)

Net Assets	$1,311,999,543

Net Assets
Class B	$1,311,999,543
Capital Shares Outstanding*
Class B	152,064,736
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$8.63

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $984,239,386.
(b)	Identified cost of affiliated investments was $217,973,503.
(c)	Includes collateral of $97,786,000 for futures contracts and $6,811,000 for OTC swap contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from affiliated investments	$877,652
Interest	6,920,185

Total investment income	7,797,837
Expenses
Management fees	4,198,607
Administration fees	58,351
Custodian and accounting fees	62,548
Distribution and service fees—Class B	1,645,822
Audit and tax services	43,647
Legal	28,845
Trustees’ fees and expenses	13,815
Shareholder reporting	33,255
Insurance	5,224
Miscellaneous	8,556

Total expenses	6,098,670
Less management fee waiver	(188,438)

Net expenses	5,910,232

Net Investment Income	1,887,605

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,777,057)
Futures contracts	(49,360,866)
Swap contracts	(21,026,232)
Foreign currency transactions	328,615

Net realized loss	(73,835,540)

Net change in unrealized appreciation (depreciation) on:
Investments	(3,375,095)
Futures contracts	12,944,880
Swap contracts	1,511,196
Foreign currency transactions	(145,512)

Net change in unrealized appreciation	10,935,469

Net realized and unrealized loss	(62,900,071)

Net Decrease in Net Assets From Operations	$(61,012,466)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,887,605	$20,508,550
Net realized gain (loss)	(73,835,540)	180,861,256
Net change in unrealized appreciation	10,935,469	5,123,746

Increase (decrease) in net assets from operations	(61,012,466)	206,493,552

From Distributions to Shareholders
Class B	(142,601,812)	0

Total distributions	(142,601,812)	0

Increase (decrease) in net assets from capital share transactions	70,578,651	(177,307,135)

Total increase (decrease) in net assets	(133,035,627)	29,186,417

Net Assets
Beginning of period	1,445,035,170	1,415,848,753

End of period	$1,311,999,543	$1,445,035,170

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	1,382,291	$12,766,483	1,374,404	$13,102,944
Reinvestments	16,816,251	142,601,812	0	0
Redemptions	(9,021,749)	(84,789,644)	(19,838,273)	(190,410,079)

Net increase (decrease)	9,176,793	$70,578,651	(18,463,869)	$(177,307,135)

Increase (decrease) derived from capital shares transactions		$70,578,651		$(177,307,135)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018		2017	2016	2015
Net Asset Value, Beginning of Period	$10.11		$8.77	$10.27		$10.24	$9.18	$10.64

Income (Loss) from Investment Operations
Net investment income (loss) (a)	0.01		0.13	0.10		0.02	(0.04)	(0.08)
Net realized and unrealized gain (loss)	(0.44)		1.21	(0.69)		0.94	1.12	(0.32)

Total income (loss) from investment operations	(0.43)		1.34	(0.59)		0.96	1.08	(0.40)

Less Distributions
Distributions from net investment income	(0.53)		0.00	(0.12)		(0.39)	(0.02)	(0.30)
Distributions from net realized capital gains	(0.52)		0.00	(0.79)		(0.54)	(0.00)	(0.76)
Distributions from return of capital	0.00		0.00	(0.00	)(b)	0.00	0.00	0.00

Total distributions	(1.05)		0.00	(0.91)		(0.93)	(0.02)	(1.06)

Net Asset Value, End of Period	$8.63		$10.11	$8.77		$10.27	$10.24	$9.18

Total Return (%) (c)	(4.09	)(d)	15.28	(6.43)		10.00	11.72	(4.20)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(e)	0.92	0.92		0.91	0.92	0.92
Net ratio of expenses to average net assets (%) (f)(g)	0.90	(e)	0.89	0.89		0.88	0.89	0.89
Ratio of net investment income (loss) to average net assets (%)	0.29	(e)	1.40	1.04		0.15	(0.40)	(0.76)
Portfolio turnover rate (%)	103	(d)	44	103		81	137	40
Net assets, end of period (in millions)	$1,312.0		$1,445.0	$1,415.8		$1,671.5	$1,527.2	$1,287.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Distributions from return of capital were less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2020 and each of the years ended December 31, 2019, 2018 and 2017 (see Note 7 of the Notes to Consolidated Financial Statements).

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Balanced-Risk Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Invesco Balanced-Risk Allocation Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the Invesco Balanced-Risk Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary invests in commodity derivatives, exchange-traded notes, exchange-traded funds, cash and cash equivalents, including money market funds affiliated with Invesco Advisers, Inc. (the “Subadviser”). Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the Subadviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $320,111,473 in the Subsidiary, representing 24.4% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Investments in unregistered open-end management investment companies are reported at NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy provided the NAV is observable, calculated daily and are the value at which both purchases and sales will be conducted.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

BHFTI-13

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA” ), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it. The Portfolio had no outstanding repurchase agreements at June 30, 2020.

BHFTI-14

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

4. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The

BHFTI-15

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a) (b)	$5,515,879
Equity			OTC swap contracts at market value	$71,670
	Unrealized appreciation on futures contracts (a) (b)	4,290,504	Unrealized depreciation on futures contracts (a) (b)	7,788,645
Commodity	OTC swap contracts at market value (c)	4,030,026	OTC swap contracts at market value (c)	366,446
	Unrealized appreciation on futures contracts (a) (b)	4,485,139	Unrealized depreciation on futures contracts (a) (b)	428,659

Total		$18,321,548		$8,655,420

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Excludes OTC swap interest payable of $28,448.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

BHFTI-16

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$998,528	$—	$—	$998,528
Canadian Imperial Bank of Commerce	1,121,883	—	—	1,121,883
Cargill, Inc.	1,445,225	(93,479)	(150,000)	1,201,746
JPMorgan Chase Bank N.A.	355,684	(180,803)	—	174,881
Morgan Stanely Capital Services, LLC	108,706	—	—	108,706

	$4,030,026	$(274,282)	$(150,000)	$3,605,744

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Cargill, Inc.	$93,479	$(93,479)	$—	$—
Goldman Sachs International	163,834	—	(163,834)	—
JPMorgan Chase Bank N.A.	180,803	(180,803)	—	—

	$438,116	$(274,282)	$(163,834)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Total
Futures contracts	$51,347,057	$(61,348,624)	$(39,359,299)	$(49,360,866)
Swap contracts	—	(181,495)	(20,844,737)	(21,026,232)

	$51,347,057	$(61,530,119)	$(60,204,036)	$(70,387,098)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Total
Futures contracts	$22,427,716	$(7,318,577)	$(2,164,259)	$12,944,880
Swap contracts	—	(71,670)	1,582,866	1,511,196

	$22,427,716	$(7,390,247)	$(581,393)	$14,456,076

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$1,538,213,029
Swap contracts	233,082,374

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts.

BHFTI-18

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$39,000,000	$92,120,000	$52,044,961	$91,436,828

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$4,198,607	0.675%	First $250 million
	0.650%	$250 million to $750 million
	0.625%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser agreed to waive the subadvisory fee it receives in an amount equal to any advisory fee it also receives due to the Portfolio’s investment in any investment company, unit investment trust or other collective investment fund, registered or nonregistered, for which the Subadviser or any of its affiliates serves as investment adviser. The Adviser agreed to waive a portion of the management fee related to the Subadviser’s waiving of its subadvisory fee on funds where the Subadviser or any of its affiliates serves as investment adviser. Amounts waived for the six months ended June 30, 2020 are included in the amount shown as a management fee waiver in the Consolidated Statement of Operations.

BHFTI-19

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. The Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $56,330 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

8. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Ending Value as of June 30, 2020
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class	$153,071,003	$249,214,947	$(254,911,305)	$147,374,645
STIT-Government & Agency Portfolio, Institutional Class	48,785,757	312,953,875	(318,918,432)	42,821,200
STIT-Treasury Portfolio, Institutional Class	31,754,029	208,635,917	(212,612,288)	27,777,658

	$233,610,789	$770,804,739	$(786,442,025)	$217,973,503

Security Description	Income earned from affiliates during the period	Number of shares held June 30, 2020
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class	$603,572	147,374,645
STIT-Government & Agency Portfolio, Institutional Class	168,710	42,821,200
STIT-Treasury Portfolio, Institutional Class	105,370	27,777,658

	$877,652

BHFTI-20

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

9. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,202,212,892

Gross unrealized appreciation	19,044,804
Gross unrealized depreciation	(10,347,510)

Net unrealized appreciation (depreciation)	$8,697,294

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2019	2018	2019	2018	2019	2018	2019	2018
$—	$103,355,226	$—	$37,800,911	$—	$524,081	$—	$141,680,218

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$99,524,315	$42,701,644	$(1,672,820)	$—	$140,553,139

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $32,589,801 and accumulated long-term capital losses of $15,795,358.

11. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-21

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-22

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Invesco Comstock Portfolio returned -20.16% and -20.23%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned -16.26%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equity markets began 2020 near record highs. However, as the spread of COVID-19 disrupted travel and suppressed consumer activity, investors became increasingly concerned about the global economy. At the same time, oil prices fell sharply as a price war between Saudi Arabia and Russia threatened to boost supply even as demand was falling. Credit markets also showed signs of stress, requiring the U.S. Federal Reserve to inject liquidity into the system. Beginning in late February, equity markets declined sharply and quickly, ushering in the first bear market since the 2008 financial crisis.

Beginning in April, U.S. stocks largely shrugged off economic uncertainty, social unrest and a resurgence in COVID-19 infections to post the best quarterly return since 1998. Despite record unemployment and continued economic uncertainty, most economists believe the U.S. economy hit a low in April. Investor sentiment improved in response to trillions of dollars in economic stimulus, progress on a COVID-19 vaccine and reopening in many U.S. regions.

For the reporting period most sectors within the S&P 500 Index had negative returns, except for Information Technology and Consumer Discretionary which had positive returns. Energy and Financials had the worst performance.

PORTFOLIO REVIEW / PERIOD END POSITIONING

On the negative side, the stock selection and a material overweight position in Energy detracted the most from relative performance for the period as the sector was the worst performing sector within the Russell 1000 Value Index. Oil prices experienced an unprecedented “double black swan event” (highly unlikely price drop) due to Saudi Arabia and Russia increasing supply to gain market share and global demand shocks from the COVID-19 virus. After oil futures contracts turned negative in early April, oil prices doubled in June, which supported struggling Energy companies and millions of Energy sector employees. Once COVID-19 implications ease and business activity resumes, we expect the demand for oil to resume. The Portfolio continues to focus on balance sheets and debt levels for the Energy holdings.

Within Consumer Discretionary, Carnival was a notable detractor as the cruise industry was hit particularly hard by the COVID-19 outbreak. In early April, we exited the position because we believe cruise demand will be slower to recover than other areas within the Consumer Discretionary sector.

Within Financials, the precipitous decline in interest rates during the first quarter 2020, from already low levels, weighed heavily on the sector. As a result, many bank stocks were trading at valuations last seen at the depth of the Financial Crisis. This is despite sweeping changes such as improved balance sheets, lower leverage and solid capital positions. Due to these changes, we believe the banks offer compelling value and have rarely been better positioned to withstand a crisis.

We used currency forward contracts during the reporting period for the sole purpose of hedging currency exposure of non-U.S.-based companies held in the Portfolio. The use of currency forward contracts had a positive impact on performance relative to the Russell 1000 Value Index for the reporting period.

On the positive side, stock selection and an overweight within Information Technology was the largest contributor to relative performance for the period. Cisco Systems, QUALCOMM and Microsoft were the largest contributors to the Portfolio’s performance. Large bellwether software and equipment technology companies benefited from increased demand as employees in most service sectors worked from home.

Cash and a material underweight to Real Estate also benefited relative performance as the Real Estate sector within the Russell 1000 Value Index declined more than 20% for the period.

Since the market downturn, the portfolio managers have selectively searched for attractively valued stocks in search of opportunities. The searches are done with an abundance of caution, given the developing nature of the situation with the U.S. response to the pandemic and impact on the economy and companies. Over the period, we reduced overall exposures to Consumer Staples and Communication Services. Conversely, the Portfolio increased exposures in Utilities, Healthcare, Materials, Industrials, Technology and Energy stocks.

BHFTI-1

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

At period end, the Portfolio had a cyclical bias with overweight exposures to Financial, Energy and Industrial companies. The Portfolio was also overweight Information Technology stocks. Conversely, the Portfolio was underweight Real Estate, Utilities, Communication Services, Consumer Staples and Healthcare.

Kevin C. Holt

Devin E. Armstrong

Charles DyReyes

James Warwick

Portfolio Managers

Invesco Adviser, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Invesco Comstock Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Invesco Comstock Portfolio
Class A	-20.16	-12.91	2.77	9.44
Class B	-20.23	-13.14	2.52	9.17
Russell 1000 Value Index	-16.26	-8.84	4.64	10.41

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Citigroup, Inc.	4.1
Bank of America Corp.	3.5
Philip Morris International, Inc.	2.8
Anthem, Inc.	2.5
Morgan Stanley	2.5
Microsoft Corp.	2.4
Chevron Corp.	2.4
Intel Corp.	2.3
Sanofi(ADR)	2.3
General Motors Co.	2.2

Top Sectors

% of Net Assets
Financials	23.2
Health Care	14.5
Information Technology	11.9
Industrials	11.7
Energy	11.3
Consumer Staples	5.8
Materials	5.1
Consumer Discretionary	5.0
Communication Services	3.6
Utilities	2.9

BHFTI-3

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Comstock Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.58%	$1,000.00	$798.40	$2.59
	Hypothetical*	0.58%	$1,000.00	$1,021.98	$2.92

Class B (a)	Actual	0.83%	$1,000.00	$797.70	$3.71
	Hypothetical*	0.83%	$1,000.00	$1,020.74	$4.17

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—95.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Textron, Inc. (a)	806,136	$26,529,936

Air Freight & Logistics—1.8%
FedEx Corp.	253,115	35,491,785

Automobiles—2.2%
General Motors Co.	1,754,793	44,396,263

Banks—12.6%
Bank of America Corp.	2,947,889	70,012,364
Citigroup, Inc.	1,627,409	83,160,600
Citizens Financial Group, Inc.	822,702	20,764,998
Fifth Third Bancorp (a)	1,015,660	19,581,925
JPMorgan Chase & Co.	304,480	28,639,389
PNC Financial Services Group, Inc. (The)	107,869	11,348,897
Wells Fargo & Co.	813,307	20,820,659

		254,328,832

Building Products—2.1%
Johnson Controls International plc	853,903	29,152,248
Trane Technologies plc	156,048	13,885,151

		43,037,399

Capital Markets—6.9%
Bank of New York Mellon Corp. (The)	802,972	31,034,868
Goldman Sachs Group, Inc. (The)	152,096	30,057,211
Morgan Stanley	1,024,819	49,498,758
State Street Corp.	430,417	27,353,000

		137,943,837

Chemicals—3.6%
CF Industries Holdings, Inc.	928,431	26,126,048
Corteva, Inc. (b)	1,117,183	29,929,333
DuPont de Nemours, Inc.	306,140	16,265,218

		72,320,599

Communications Equipment—2.0%
Cisco Systems, Inc.	841,094	39,228,624

Consumer Finance—0.6%
Ally Financial, Inc.	567,292	11,249,400

Containers & Packaging—1.5%
International Paper Co. (a)	837,351	29,483,129

Diversified Telecommunication Services—1.6%
AT&T, Inc.	1,039,485	31,423,632

Electric Utilities—1.6%
Exelon Corp. (a)	891,710	32,360,156

Electrical Equipment—3.6%
Eaton Corp. plc (a)	406,048	35,521,079
Emerson Electric Co. (a)	598,347	37,115,464

		72,636,543

Equity Real Estate Investment Trusts—0.7%
Host Hotels & Resorts, Inc. (a)	1,391,548	15,014,803

Food Products—1.5%
Archer-Daniels-Midland Co.	731,837	29,200,296

Health Care Equipment & Supplies—0.5%
Dentsply Sirona, Inc. (a)	221,875	9,775,813

Health Care Providers & Services—8.3%
Anthem, Inc.	189,175	49,749,241
Cardinal Health, Inc.	152,477	7,957,775
CVS Health Corp.	457,123	29,699,281
HCA Healthcare, Inc. (a)	329,374	31,969,040
Henry Schein, Inc. (a) (b)	227,917	13,308,074
McKesson Corp.	223,206	34,244,265

		166,927,676

Hotels, Restaurants & Leisure—0.6%
Las Vegas Sands Corp.	280,155	12,758,259

Independent Power and Renewable Electricity Producers—1.3%
Vistra Energy Corp.	1,405,958	26,178,938

Industrial Conglomerates—1.1%
General Electric Co.	3,146,320	21,489,366

Insurance—3.1%
Allstate Corp. (The) (a)	254,904	24,723,139
American International Group, Inc.	1,230,298	38,360,692

		63,083,831

Internet & Direct Marketing Retail—2.2%
Booking Holdings, Inc. (b)	11,509	18,326,241
eBay, Inc.	490,027	25,701,916

		44,028,157

IT Services—1.7%
Cognizant Technology Solutions Corp.—Class A (a)	600,762	34,135,297

Machinery—1.8%
Caterpillar, Inc.	283,433	35,854,275

Media—1.3%
Comcast Corp. - Class A	684,488	26,681,342

Oil, Gas & Consumable Fuels—11.3%
BP plc (ADR) (a)	1,407,752	32,828,777
Canadian Natural Resources, Ltd. (a)	981,800	17,031,077
Chevron Corp.	539,126	48,106,213
Devon Energy Corp. (a)	1,694,327	19,213,668
Hess Corp. (a)	651,804	33,769,965
Marathon Oil Corp. (a)	3,870,552	23,687,778
Noble Energy, Inc. (a)	1,400,147	12,545,317
Pioneer Natural Resources Co.	119,184	11,644,277
Suncor Energy, Inc.	1,637,750	27,612,465

		226,439,537

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Pharmaceuticals—5.7%
Bristol-Myers Squibb Co.	588,723	$34,616,913
Johnson & Johnson	245,353	34,503,992
Sanofi (ADR)	895,624	45,721,605

		114,842,510

Semiconductors & Semiconductor Equipment—5.8%
Intel Corp.	773,917	46,303,454
NXP Semiconductors NV	245,278	27,971,503
QUALCOMM, Inc.	465,687	42,475,312

		116,750,269

Software—2.4%
Microsoft Corp.	241,538	49,155,398

Tobacco—4.3%
Altria Group, Inc. (a)	757,466	29,730,541
Philip Morris International, Inc. (a)	813,087	56,964,875

		86,695,416

Wireless Telecommunication Services—0.7%
Vodafone Group plc	8,606,072	13,722,899

Total Common Stocks (Cost $1,926,995,433)		1,923,164,217

Short-Term Investment—2.1%

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $42,560,389; collateralized by U.S. Treasury Notes with rates ranging from 2.125% - 2.375%, maturity dates ranging from 02/29/24 - 03/31/24, and an aggregate market value of $43,411,641.	42,560,389	42,560,389

Total Short-Term Investments (Cost $42,560,389)		42,560,389

Securities Lending Reinvestments (c)—8.9%

Certificates of Deposit—2.6%
Agricultural Bank of China 0.700%, 08/06/20	1,000,000	1,000,244
Bank of Montreal (Chicago)
0.330%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	2,000,676
0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	5,000,615
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	7,000,000	7,002,247
China Construction Bank Corp. 0.500%, 08/18/20	2,000,000	1,999,966
Cooperative Rabobank UA 0.240%, SOFR + 0.160%, 09/04/20 (d)	1,000,000	999,729

Certificates of Deposit—(Continued)
Credit Industriel et Commercial
Zero Coupon, 09/01/20	998,509	999,440
Credit Suisse AG 0.560%, SOFR + 0.480%, 10/06/20 (d)	4,000,000	4,001,960
Industrial & Commercial Bank of China Corp. 0.550%, 09/15/20	3,000,000	2,999,922
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 09/09/20	4,995,404	4,996,800
0.410%, 09/21/20	3,000,000	3,000,390
Mizuho Bank, Ltd. 1.560%, 07/27/20	2,000,000	2,002,084
Royal Bank of Canada New York 0.320%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,999,919
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (d)	3,000,532	2,999,475
Standard Chartered Bank 0.230%, FEDEFF PRV + 0.150%, 08/26/20 (d)	1,000,000	999,431
Svenska Handelsbanken AB 0.410%, 1M LIBOR + 0.220%, 07/22/20 (d)	5,000,000	5,000,510
Toronto-Dominion Bank
0.430%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,500,000	2,500,192
0.450%, FEDEFF PRV + 0.370%, 09/08/20 (d)	1,000,164	1,000,175

		51,503,775

Commercial Paper—0.1%
Bank of China, Ltd. 0.550%, 08/19/20	1,997,250	1,998,726

Repurchase Agreements—3.4%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $11,386,053; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $11,613,762.	11,386,031	11,386,031
BMO Capital Markets Repurchase Agreement dated 06/30/20 at 0.280%, due on 07/01/20 with a maturity value of $10,000,078; collateralized by various Common Stock with an aggregate market value of $11,000,086.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $9,003,763; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $9,815,100.	9,000,000	9,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $4,362,267.	4,000,000	4,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $8,000,022; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $8,160,007.	8,000,000	$8,000,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $5,400,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $5,508,001.	5,400,000	5,400,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,100,007; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,122,006.	1,100,000	1,100,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $2,700,025; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $3,000,250.	2,700,000	2,700,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $6,400,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $7,079,096.	6,400,000	6,400,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,212,217.	2,000,000	2,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $2,600,017; collateralized by various Common Stock with an aggregate market value of $2,889,363.	2,600,000	2,600,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,100,157; collateralized by various Common Stock with an aggregate market value of $3,445,138.	3,100,000	3,100,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000

		67,686,031

Mutual Funds—2.8%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	10,000,000	10,000,000
RBC U.S. Government Money Market Fund, Institutional Share 0.110% (e)	5,300,000	5,300,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	5,000,000	5,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	2,000,000	2,000,000

		57,300,000

Total Securities Lending Reinvestments (Cost $178,480,579)		178,488,532

Total Investments—106.7% (Cost $2,148,036,401)		2,144,213,138
Other assets and liabilities (net)—(6.7)%		(133,757,686)

Net Assets—100.0%		$2,010,455,452

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $180,370,014 and the collateral received consisted of cash in the amount of $178,477,890 and non-cash collateral with a value of $4,264,382. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	1,029,391	DBAG	07/10/20	USD	770,464	$(12,202)
CAD	1,076,560	GSI	07/10/20	USD	795,480	(2,472)
CAD	1,297,694	GSI	07/10/20	USD	951,215	4,682
CAD	1,186,338	RBC	07/10/20	USD	870,948	2,923
CAD	3,635,570	RBC	07/10/20	USD	2,673,894	4,111
CAD	1,139,902	SSBT	07/10/20	USD	838,075	1,591
EUR	748,693	DBAG	07/10/20	USD	840,426	868
EUR	597,632	GSI	07/10/20	USD	672,372	(823)
GBP	542,412	CIBC	07/10/20	USD	672,960	(825)
GBP	1,621,799	DBAG	07/10/20	USD	2,031,595	(21,928)
GBP	788,978	GSI	07/10/20	USD	993,760	(16,091)
GBP	434,031	RBC	07/10/20	USD	536,723	1,110

Contracts to Deliver
CAD	34,445,536	CIBC	07/10/20	USD	25,707,752	334,751
CAD	1,070,396	DBAG	07/10/20	USD	786,152	(2,314)
CAD	3,327,256	GSI	07/10/20	USD	2,482,551	31,653
CAD	699,041	GSI	07/10/20	USD	515,685	763
EUR	437,432	CIBC	07/10/20	USD	492,777	1,242
EUR	410,009	CIBC	07/10/20	USD	463,425	2,704
EUR	19,949,218	DBAG	07/10/20	USD	22,540,482	123,858
EUR	81,017	DBAG	07/10/20	USD	91,568	531
EUR	839,517	RBC	07/10/20	USD	941,425	(1,927)
GBP	1,018,791	DBAG	07/10/20	USD	1,289,889	27,445
GBP	405,910	DBAG	07/10/20	USD	509,487	6,500
GBP	20,487,973	GSI	07/10/20	USD	25,942,783	554,928

Net Unrealized Appreciation						$1,041,078

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$26,529,936	$—	$—	$26,529,936
Air Freight & Logistics	35,491,785	—	—	35,491,785
Automobiles	44,396,263	—	—	44,396,263
Banks	254,328,832	—	—	254,328,832
Building Products	43,037,399	—	—	43,037,399
Capital Markets	137,943,837	—	—	137,943,837
Chemicals	72,320,599	—	—	72,320,599
Communications Equipment	39,228,624	—	—	39,228,624
Consumer Finance	11,249,400	—	—	11,249,400
Containers & Packaging	29,483,129	—	—	29,483,129
Diversified Telecommunication Services	31,423,632	—	—	31,423,632
Electric Utilities	32,360,156	—	—	32,360,156
Electrical Equipment	72,636,543	—	—	72,636,543
Equity Real Estate Investment Trusts	15,014,803	—	—	15,014,803
Food Products	29,200,296	—	—	29,200,296
Health Care Equipment & Supplies	9,775,813	—	—	9,775,813
Health Care Providers & Services	166,927,676	—	—	166,927,676
Hotels, Restaurants & Leisure	12,758,259	—	—	12,758,259
Independent Power and Renewable Electricity Producers	26,178,938	—	—	26,178,938
Industrial Conglomerates	21,489,366	—	—	21,489,366
Insurance	63,083,831	—	—	63,083,831
Internet & Direct Marketing Retail	44,028,157	—	—	44,028,157
IT Services	34,135,297	—	—	34,135,297
Machinery	35,854,275	—	—	35,854,275
Media	26,681,342	—	—	26,681,342
Oil, Gas & Consumable Fuels	226,439,537	—	—	226,439,537
Pharmaceuticals	114,842,510	—	—	114,842,510
Semiconductors & Semiconductor Equipment	116,750,269	—	—	116,750,269
Software	49,155,398	—	—	49,155,398
Tobacco	86,695,416	—	—	86,695,416
Wireless Telecommunication Services	—	13,722,899	—	13,722,899
Total Common Stocks	1,909,441,318	13,722,899	—	1,923,164,217
Total Short-Term Investment*	—	42,560,389	—	42,560,389
Securities Lending Reinvestments
Certificates of Deposit	—	51,503,775	—	51,503,775
Commercial Paper	—	1,998,726	—	1,998,726
Repurchase Agreements	—	67,686,031	—	67,686,031
Mutual Funds	57,300,000	—	—	57,300,000
Total Securities Lending Reinvestments	57,300,000	121,188,532	—	178,488,532
Total Investments	$1,966,741,318	$177,471,820	$—	$2,144,213,138

Collateral for Securities Loaned (Liability)	$—	$(178,477,890)	$—	$(178,477,890)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,099,660	$—	$1,099,660
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(58,582)	—	(58,582)
Total Forward Contracts	$—	$1,041,078	$—	$1,041,078

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$2,144,213,138
Cash denominated in foreign currencies (c)	237
Unrealized appreciation on forward foreign currency exchange contracts	1,099,660
Receivable for:
Investments sold	44,067,629
Fund shares sold	5,695
Dividends	4,732,044

Total Assets	2,194,118,403
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	58,582
Collateral for securities loaned	178,477,890
Payables for:
Investments purchased	3,329,543
Fund shares redeemed	336,337
Accrued Expenses:
Management fees	932,799
Distribution and service fees	162,977
Deferred trustees’ fees	148,279
Other expenses	216,544

Total Liabilities	183,662,951

Net Assets	$2,010,455,452

Net Assets Consist of:
Paid in surplus	$2,066,496,507
Distributable earnings (Accumulated losses)	(56,041,055)

Net Assets	$2,010,455,452

Net Assets
Class A	$1,235,113,294
Class B	775,342,158
Capital Shares Outstanding*
Class A	120,123,224
Class B	75,779,124
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.28
Class B	10.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,148,036,401.
(b)	Includes securities loaned at value of $180,370,014.
(c)	Identified cost of cash denominated in foreign currencies was $235.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$32,632,193
Interest	101,243
Securities lending income	186,283

Total investment income	32,919,719
Expenses
Management fees	5,777,629
Administration fees	41,881
Custodian and accounting fees	77,233
Distribution and service fees—Class B	984,143
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	51,278
Insurance	7,929
Miscellaneous	11,835

Total expenses	7,011,722
Less management fee waiver	(222,419)

Net expenses	6,789,303

Net Investment Income	26,130,416

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(75,029,547)
Foreign currency transactions	(20,319)
Forward foreign currency transactions	976,063

Net realized loss	(74,073,803)

Net change in unrealized appreciation (depreciation) on:
Investments	(426,838,128)
Foreign currency transactions	(6,461)
Forward foreign currency transactions	3,754,835

Net change in unrealized depreciation	(423,089,754)

Net realized and unrealized loss	(497,163,557)

Net Decrease in Net Assets From Operations	$(471,033,141)

(a)	Net of foreign withholding taxes of $549,713.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$26,130,416	$51,115,304
Net realized gain (loss)	(74,073,803)	136,617,132
Net change in unrealized appreciation (depreciation)	(423,089,754)	332,910,504

Increase (decrease) in net assets from operations	(471,033,141)	520,642,940

From Distributions to Shareholders
Class A	(115,777,540)	(204,567,354)
Class B	(70,994,130)	(131,381,622)

Total distributions	(186,771,670)	(335,948,976)

Increase in net assets from capital share transactions	251,556,478	92,762,944

Total increase (decrease) in net assets	(406,248,333)	277,456,908

Net Assets
Beginning of period	2,416,703,785	2,139,246,877

End of period	$2,010,455,452	$2,416,703,785

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	8,831,501	$92,074,212	206,753	$2,732,759
Reinvestments	11,079,190	115,777,540	16,222,629	204,567,354
Redemptions	(2,674,199)	(31,073,574)	(10,400,453)	(144,160,746)

Net increase	17,236,492	$176,778,178	6,028,929	$63,139,367

Class B
Sales	4,525,869	$46,681,663	1,965,615	$26,597,605
Reinvestments	6,826,359	70,994,130	10,468,655	131,381,622
Redemptions	(3,563,256)	(42,897,493)	(9,308,436)	(128,355,650)

Net increase	7,788,972	$74,778,300	3,125,834	$29,623,577

Increase derived from capital shares transactions		$251,556,478		$92,762,944

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.18		$13.26	$16.38	$14.66	$13.97	$15.79

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.31	0.29	0.26	0.33	0.26
Net realized and unrealized gain (loss)	(3.00)		2.77	(2.05)	2.29	1.85	(1.08)

Total income (loss) from investment operations	(2.84)		3.08	(1.76)	2.55	2.18	(0.82)

Less Distributions
Distributions from net investment income	(0.30)		(0.36)	(0.14)	(0.38)	(0.40)	(0.48)
Distributions from net realized capital gains	(0.76)		(1.80)	(1.22)	(0.45)	(1.09)	(0.52)

Total distributions	(1.06)		(2.16)	(1.36)	(0.83)	(1.49)	(1.00)

Net Asset Value, End of Period	$10.28		$14.18	$13.26	$16.38	$14.66	$13.97

Total Return (%) (b)	(20.16	)(c)	25.26	(11.91)	18.28	17.64	(5.73)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.60	(d)	0.59	0.59	0.58	0.59	0.58
Net ratio of expenses to average net assets (%) (e)(f)	0.58	(d)	0.56	0.56	0.55	0.57	0.56
Ratio of net investment income to average net assets (%)	2.70	(d)	2.28	1.85	1.73	2.43	1.76
Portfolio turnover rate (%)	26	(c)	23	19	24	16	15
Net assets, end of period (in millions)	$1,235.1		$1,458.6	$1,284.2	$1,815.9	$1,401.0	$1,390.6

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.09		$13.18	$16.29	$14.58	$13.90	$15.72

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.28	0.25	0.22	0.29	0.23
Net realized and unrealized gain (loss)	(2.98)		2.75	(2.04)	2.29	1.84	(1.08)

Total income (loss) from investment operations	(2.84)		3.03	(1.79)	2.51	2.13	(0.85)

Less Distributions
Distributions from net investment income	(0.26)		(0.32)	(0.10)	(0.35)	(0.36)	(0.45)
Distributions from net realized capital gains	(0.76)		(1.80)	(1.22)	(0.45)	(1.09)	(0.52)

Total distributions	(1.02)		(2.12)	(1.32)	(0.80)	(1.45)	(0.97)

Net Asset Value, End of Period	$10.23		$14.09	$13.18	$16.29	$14.58	$13.90

Total Return (%) (b)	(20.23	)(c)	24.95	(12.15)	18.02	17.30	(5.97)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(d)	0.84	0.84	0.83	0.84	0.83
Net ratio of expenses to average net assets (%) (e)(f)	0.83	(d)	0.81	0.81	0.80	0.82	0.81
Ratio of net investment income to average net assets (%)	2.44	(d)	2.03	1.61	1.48	2.18	1.51
Portfolio turnover rate (%)	26	(c)	23	19	24	16	15
Net assets, end of period (in millions)	$775.3		$958.1	$855.1	$1,112.2	$1,076.8	$1,028.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2020 and for each of the years ended December 31, 2019, 2018 and 2017, respectively (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Comstock Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-14

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $42,560,389. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $67,686,031. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$1,099,660	Unrealized depreciation on forward foreign currency exchange contracts	$58,582

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Canadian Imperial Bank of Commerce	$338,697	$(825)	$—	$337,872
Deutsche Bank AG	159,202	(36,444)	—	122,758
Goldman Sachs International	592,026	(19,386)	—	572,640
Royal Bank of Canada	8,144	(1,927)	—	6,217
State Street Bank and Trust	1,591	—	—	1,591

	$1,099,660	$(58,582)	$—	$1,041,078

BHFTI-16

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Canadian Imperial Bank of Commerce	$825	$(825)	$—	$—
Deutsche Bank AG	36,444	(36,444)	—	—
Goldman Sachs International	19,386	(19,386)	—	—
Royal Bank of Canada	1,927	(1,927)	—	—

	$58,582	$(58,582)	$—	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$976,063

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$3,754,835

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$113,352,988

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-18

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$616,953,355	$0	$516,931,262

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$5,777,629	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.525%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $2 billion
0.050%	Over $2 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 were $143,821 and are included in the total amount shown as a management fee waivers in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $78,598 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution

BHFTI-19

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2020 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Invesco Capital Markets, Inc.	$6,127

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,156,630,891

Gross unrealized appreciation	209,395,834
Gross unrealized depreciation	(220,772,509)

Net unrealized appreciation (depreciation)	$(11,376,675)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$63,978,549	$20,304,711	$271,970,427	$194,870,670	$335,948,976	$215,175,381

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$51,498,730	$135,981,235	$414,437,722	$—	$601,917,687

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Invesco Global Equity Portfolio returned -1.78%, -1.92%, and -1.86%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned -6.25%.

MARKET ENVIRONMENT / CONDITIONS

Equities had an exceptionally strong second quarter, though the first half had some difficult moments, as COVID-19 swept across the world in the early portion of the year. Though at the end of the reporting period the virus was still expanding, its potency did seem to be lessening in most parts of the world leading to higher confidence that there might not need be a return to a full economic shutdown. Likely, the world will deal with COVID-19 at different levels in different locales for the remainder of 2020.

The MSCI All Country World Index was down modestly in the first half. Equities managed to rally in an environment of profound economic weakness as a result of the Federal Reserve supportive policy, which they have rapidly implemented at a large scale, combined with some very large fiscal stimulus efforts.

As is most often the case, quality assets were the early beneficiaries of a better market tone in the latter part of the reporting period, cyclicals followed, though banks, travel, and tourism, continued to be weighed down by a combination of low interest rates, weak economic activity and a lack of demand for air travel.

One technology chief executive officer recently noted that “2 years of digitization just happened in two months.” Cloud infrastructure, e-commerce, digital payments and a number of other structural shifts that had already been underway, accelerated rapidly in an environment of necessity, not mere desire. We expect that as some of these twenty-first century industries take hold we will not be going back to the old ways in their prior form. There is a new platform for relevance across a broad swath of industries. Companies that will survive and thrive will have to make a fast transformation to adapt to it.

For the reporting period seven of eleven sectors within the benchmark posted positive returns, led by Technology which rose by more than 12%. Others were far behind it. Energy and Financials were the standout worst, declining by 33% and 23% respectively.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The relative outperformance versus the benchmark during the first half of 2020 occurred across much of the Portfolio. On a relative basis, the Portfolio outperformed seven of the eleven GIC sectors. Our allocations to certain sectors (eight of eleven) were positive for relative results. The leaders were found among our holdings in the Technology, Communication Services, Energy, Financials, and Consumer Discretionary sectors. Others outperformed but were less impactful. Relative underperformance occurred in the Industrial, Real Estate, and Healthcare sectors, though their impact was more muted than among our outperformers.

The three major positive equity contributors to performance during the reporting period in order of significance were JD.com, PayPal Holdings, Inc., and Adobe, Inc.

JD.com is a Chinese e-commerce company. It is the distant number two in that market behind Alibaba. The company operates somewhat differently than most other e-commerce companies however, in that it also conducts its own deliveries, with its own drivers, on its own trucks. During the pandemic that shut down China, JD.com’s ability to perform deliveries proved vital. Its relevance in that market may be forever changed.

PayPal holds a dominant position globally in the digital payments ecosystem. The future is rapidly upon us and this company, in our view, is in the right place.

Adobe has made a near full transition to a subscription economic model. While this does not make it immune to cyclicality, it does temper it. The highest quality companies, like Adobe, rebounded quickly from the bottom. They hold massive dominance in the digital creative suite globally.

The three negative contributors to performance in the reporting period were Airbus SE, Citigroup, Inc., and DLF Ltd.

Airbus has been a casualty of COVID-19. Travel, a massive global industry, is unlikely to return with gusto until there is widespread vaccine availability or antibodies in use. The next 12 to 24 months could be difficult but we believe that risk is reflected in the price.

Citigroup is a well-managed, money center bank largely making loans to, and providing adjacent services to corporate clients. The strengths of the company, however, can’t change the environment, and the environment is not good. Low interest rates are expected to be here for an extended period, which crimps margins. In addition, given the severity of the downturn, there are fears about problems with the existing loan book. We chose to exit during the period.

DLF was down 37% in the first half. The company is an Indian real estate company, emerging from a long restructuring, and is now confronting a pandemic environment that is not yet under control across the country. The balance sheet is now pretty good, the environment less so.

Our thematic, long-term, investment style leads us towards quality businesses with sustainability of both enterprise and advantaged position. We hope to buy these at prices that do not fully reflect their future value, usually because the current understanding of that value by the market is misestimated for a reason that is temporary. Unpopularity is a price we are willing to incur for a while. Also, it has been our experience that competitively advantaged companies in ascendant industries can create economic value that can go on for decades. This is why we think and behave with a long-term focus.

BHFTI-1

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

Over time it is unlikely that large swings in the Portfolio would occur. We seek to invest in companies with enduring advantages in expanding ecosystems and hold them for many years. This allows for the competitive advantages we aim for in our holdings to accrue to us in the form of good compounded returns.

We seek to find favored companies is economic sectors where there is potential for long-term value creation. This is most prevalent in sectors that feature intellectual property such as brands or patents. This typically means that the Portfolio tends to maintain high exposure to the Information Technology, Communication Services, Healthcare and Industrials sectors, and this also was the case as of period end. Commodities were of little interest as we saw no meaningful difference or advantage from one company to another. Geographies are of little significance in our security selection efforts as they are merely a product of where we find businesses that meet our criteria for ownership.

John Delano

Portfolio Manager

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

BHFTI-2

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ACWI (ALL COUNTRY WORLD INDEX)

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Invesco Global Equity Portfolio
Class A	-1.78	6.65	7.86	11.40
Class B	-1.92	6.35	7.59	11.10
Class E	-1.86	6.45	7.70	11.20
MSCI ACWI (All Country World Index)	-6.25	2.11	6.45	9.16

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Alphabet, Inc. - Class A	8.4
Adobe, Inc.	5.2
S&P Global, Inc.	4.8
Facebook, Inc.- Class A	4.8
LVMH Moet Hennessy Louis Vuitton SE	4.4
Intuit, Inc.	4.0
JD.com, Inc.(ADR)	3.6
PayPal Holdings, Inc.	3.4
SAP SE	3.2
Keyence Corp.	2.7

Top Countries

% of Net Assets
United States	57.0
Japan	14.6
France	9.7
China	3.6
Germany	3.2
Sweden	2.9
India	2.9
United Kingdom	2.2
Spain	1.3
Netherlands	0.9

BHFTI-3

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Global Equity Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.59%	$1,000.00	$982.20	$2.91
	Hypothetical*	0.59%	$1,000.00	$1,021.93	$2.97

Class B (a)	Actual	0.84%	$1,000.00	$980.80	$4.14
	Hypothetical*	0.84%	$1,000.00	$1,020.69	$4.22

Class E (a)	Actual	0.74%	$1,000.00	$981.40	$3.65
	Hypothetical*	0.74%	$1,000.00	$1,021.18	$3.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Brazil—0.6%
StoneCo, Ltd. - Class A (a) (b)	197,923	$7,671,495

China—3.6%
JD.com, Inc. (ADR) (a)	753,291	45,333,052

France—9.7%
Airbus SE (a)	382,555	27,222,129
Dassault Systemes SE	21,975	3,787,252
Kering S.A.	56,067	30,453,884
LVMH Moet Hennessy Louis Vuitton SE	127,164	55,697,671
Societe Generale S.A. (a)	334,233	5,560,591

		122,721,527

Germany—3.2%
SAP SE	294,014	40,925,426

India—2.9%
DLF, Ltd.	10,873,409	21,409,415
ICICI Bank, Ltd. (ADR) (b)	1,614,200	14,995,918

		36,405,333

Italy—0.2%
Brunello Cucinelli S.p.A. (a)	94,521	2,805,059

Japan—14.6%
Capcom Co., Ltd.	349,300	12,677,326
FANUC Corp.	73,200	13,080,303
Keyence Corp.	80,200	33,485,284
Minebea Mitsumi, Inc.	225,000	4,079,451
Murata Manufacturing Co., Ltd.	529,500	31,025,614
Nidec Corp.	467,000	31,180,135
Omron Corp.	274,700	18,404,017
Takeda Pharmaceutical Co., Ltd.	320,581	11,441,747
TDK Corp.	285,600	28,312,795

		183,686,672

Netherlands—0.9%
ASML Holding NV	15,660	5,740,615
uniQure NV (a) (b)	126,158	5,684,680

		11,425,295

Spain—1.3%
Industria de Diseno Textil S.A	638,641	16,885,193

Sweden—2.9%
Assa Abloy AB - Class B	782,645	15,890,981
Atlas Copco AB - A Shares	488,900	20,673,667

		36,564,648

Switzerland—0.3%
Zur Rose Group AG (a)	12,121	3,303,430

United Kingdom—2.2%
Farfetch, Ltd. - Class A (a) (b)	382,284	6,602,045
Prudential plc	1,044,811	15,734,505

United Kingdom—(Continued)
Unilever plc	95,905	5,170,963

		27,507,513

United States—57.0%
Adobe, Inc. (a)	149,841	65,227,286
Agilent Technologies, Inc. (b)	226,993	20,059,371
Alphabet, Inc. - Class A (a)	75,189	106,621,761
Amazon.com, Inc. (a)	6,515	17,973,712
Analog Devices, Inc.	10,943	1,342,049
Anthem, Inc.	73,079	19,218,315
Avantor, Inc. (a) (b)	718,181	12,209,077
Blueprint Medicines Corp. (a) (b)	81,439	6,352,242
Boston Scientific Corp. (a)	170,469	5,985,167
Centene Corp. (a) (b)	207,363	13,177,919
Colgate-Palmolive Co.	126,361	9,257,207
Electronic Arts, Inc. (a)	96,515	12,744,806
Equifax, Inc. (b)	129,488	22,256,397
Facebook, Inc. - Class A (a)	265,272	60,235,313
Fidelity National Information Services, Inc.	127,279	17,066,841
Illumina, Inc. (a)	18,029	6,677,040
Incyte Corp. (a)	87,078	9,053,500
Intel Corp.	116,813	6,988,922
International Game Technology plc (b)	416,044	3,702,792
Intuit, Inc. (b)	169,317	50,150,002
Ionis Pharmaceuticals, Inc. (a) (b)	151,651	8,941,343
IQVIA Holdings, Inc. (a)	27,037	3,836,010
MacroGenics, Inc. (a) (b)	293,638	8,198,373
Maxim Integrated Products, Inc.	515,985	31,273,851
Microsoft Corp.	69,926	14,230,640
PayPal Holdings, Inc. (a)	243,685	42,457,238
Pegasystems, Inc. (b)	41,675	4,216,260
Phathom Pharmaceuticals, Inc. (a)	137,346	4,520,057
S&P Global, Inc.	185,786	61,212,771
Sage Therapeutics, Inc. (a)	69,168	2,876,005
Sarepta Therapeutics, Inc. (a) (b)	64,000	10,261,760
Twist Bioscience Corp. (a) (b)	7,140	323,442
United Parcel Service, Inc. - Class B	154,434	17,169,972
Veracyte, Inc. (a) (b)	159,893	4,141,229
Visa, Inc. - A Shares (b)	75,902	14,661,989
Walt Disney Co. (The)	176,963	19,733,144
Zimmer Biomet Holdings, Inc.	51,225	6,114,216

		720,468,019

Total Common Stocks (Cost $768,888,126)		1,255,702,662

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $4,684,373; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $4,778,071.	4,684,373	4,684,373

Total Short-Term Investments (Cost $4,684,373)		4,684,373

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—6.3%

Security Description	Principal Amount*	Value

Certificates of Deposit—1.0%
Bank of Montreal (Chicago) 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	$1,000,123
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	2,000,642
DZ Bank AG Zero Coupon, 07/15/20	990,982	999,920
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 09/09/20	999,081	999,360
Mizuho Bank, Ltd., New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (d)	2,000,000	2,000,096
National Australia Bank, Ltd. 1.790%, 07/14/20	1,000,000	1,000,620
NatWest Bank plc 0.310%, 09/04/20	4,000,000	3,999,920
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (d)	1,000,000	999,630

		13,000,311

Commercial Paper—0.3%
Bank of China, Ltd. 0.550%, 08/19/20	998,625	999,363
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (d)	2,000,000	2,000,000

		2,999,363

Repurchase Agreements—1.7%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $3,001,254; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $600,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $612,000.	600,000	600,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $100,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $900,008; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,000,083.	900,000	900,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $4,100,892; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $4,182,904.	4,100,886	4,100,886
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $5,000,010; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,000,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $1,106,109.	1,000,000	1,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $700,004; collateralized by various Common Stock with an aggregate market value of $777,905.	700,000	700,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $2,800,142; collateralized by various Common Stock with an aggregate market value of $3,111,737.	2,800,000	2,800,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,200,007; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $1,333,461.	1,200,000	1,200,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $2,000,093; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000

		21,700,886

Mutual Funds—3.3%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	3,000,000	3,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	12,000,000	12,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	5,000,000	5,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
RBC U.S. Government Money Market Fund, Institutional Shares 0.110% (e)	5,700,000	$5,700,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	4,000,000	4,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	2,000,000	2,000,000

		41,700,000

Total Securities Lending Reinvestments (Cost $79,398,744)		79,400,560

Total Investments— 106.1% (Cost $852,971,243)		1,339,787,595
Other assets and liabilities (net)—(6.1)%		(76,736,829)

Net Assets—100.0%		$1,263,050,766

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $78,237,898 and the collateral received consisted of cash in the amount of $79,389,574. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Software	14.1
Interactive Media & Services	13.2
Electronic Equipment, Instruments & Components	8.8
Textiles, Apparel & Luxury Goods	7.0
IT Services	6.5
Internet & Direct Marketing Retail	5.5
Capital Markets	4.8
Biotechnology	4.4
Semiconductors & Semiconductor Equipment	3.6
Entertainment	3.6

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$7,671,495	$—	$—	$7,671,495
China	45,333,052	—	—	45,333,052
France	—	122,721,527	—	122,721,527
Germany	—	40,925,426	—	40,925,426
India	14,995,918	21,409,415	—	36,405,333
Italy	—	2,805,059	—	2,805,059
Japan	—	183,686,672	—	183,686,672
Netherlands	5,684,680	5,740,615	—	11,425,295
Spain	—	16,885,193	—	16,885,193
Sweden	—	36,564,648	—	36,564,648
Switzerland	—	3,303,430	—	3,303,430
United Kingdom	6,602,045	20,905,468	—	27,507,513
United States	720,468,019	—	—	720,468,019
Total Common Stocks	800,755,209	454,947,453	—	1,255,702,662
Total Short-Term Investment*	—	4,684,373	—	4,684,373
Securities Lending Reinvestments
Certificates of Deposit	—	13,000,311	—	13,000,311
Commercial Paper	—	2,999,363	—	2,999,363
Repurchase Agreements	—	21,700,886	—	21,700,886
Mutual Funds	41,700,000	—	—	41,700,000
Total Securities Lending Reinvestments	41,700,000	37,700,560	—	79,400,560
Total Investments	$842,455,209	$497,332,386	$—	$1,339,787,595

Collateral for Securities Loaned (Liability)	$—	$(79,389,574)	$—	$(79,389,574)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,339,787,595
Receivable for:
Investments sold	3,714,953
Fund shares sold	123,719
Dividends	885,281

Total Assets	1,344,511,548
Liabilities
Cash due to bank denominated in foreign currencies (c)	52
Collateral for securities loaned	79,389,574
Payables for:
Investments purchased	92,973
Fund shares redeemed	929,399
Foreign taxes	3,236
Accrued Expenses:
Management fees	564,245
Distribution and service fees	71,012
Deferred trustees’ fees	164,950
Other expenses	245,341

Total Liabilities	81,460,782

Net Assets	$1,263,050,766

Net Assets Consist of:
Paid in surplus	$774,693,869
Distributable earnings (Accumulated losses) (d)	488,356,897

Net Assets	$1,263,050,766

Net Assets
Class A	$910,729,231
Class B	333,614,601
Class E	18,706,934
Capital Shares Outstanding*
Class A	40,321,611
Class B	14,846,170
Class E	831,138
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$22.59
Class B	22.47
Class E	22.51

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $852,971,243.
(b)	Includes securities loaned at value of $78,237,898.
(c)	Identified cost of cash due to bank denominated in foreign currencies was $52.
(d)	Includes foreign capital gains tax of $3,236.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$5,978,035
Interest	11,671
Securities lending income	75,679

Total investment income	6,065,385
Expenses
Management fees	4,008,803
Administration fees	28,495
Custodian and accounting fees	96,443
Distribution and service fees—Class B	401,222
Distribution and service fees—Class E	13,667
Audit and tax services	27,091
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	58,662
Insurance	4,467
Miscellaneous	11,808

Total expenses	4,688,148
Less management fee waiver	(720,520)

Net expenses	3,967,628

Net Investment Income	2,097,757

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Investments	1,537,309
Foreign currency transactions	10,827

Net realized gain	1,548,136

Net change in unrealized depreciation on:
Investments (b)	(29,591,989)
Foreign currency transactions	(302)

Net change in unrealized depreciation	(29,592,291)

Net realized and unrealized loss	(28,044,155)

Net Decrease in Net Assets From Operations	$(25,946,398)

(a)	Net of foreign withholding taxes of $434,668.
(b)	Includes change in foreign capital gains tax of $244,233.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$2,097,757	$10,999,718
Net realized gain	1,548,136	4,414,225
Net change in unrealized appreciation (depreciation)	(29,592,291)	340,697,631

Increase (decrease) in net assets from operations	(25,946,398)	356,111,574

From Distributions to Shareholders
Class A	(10,857,755)	(126,014,794)
Class B	(3,136,422)	(47,471,485)
Class E	(193,069)	(2,771,410)

Total distributions	(14,187,246)	(176,257,689)

Increase (decrease) in net assets from capital share transactions	(50,989,977)	2,536,483

Total increase (decrease) in net assets	(91,123,621)	182,390,368

Net Assets
Beginning of period	1,354,174,387	1,171,784,019

End of period	$1,263,050,766	$1,354,174,387

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	404,231	$8,030,783	437,713	$9,739,122
Reinvestments	490,635	10,857,755	6,120,194	126,014,794
Redemptions	(2,249,864)	(49,210,652)	(5,678,788)	(128,465,281)

Net increase (decrease)	(1,354,998)	$(30,322,114)	879,119	$7,288,635

Class B
Sales	437,209	$8,711,812	664,839	$14,734,776
Reinvestments	142,435	3,136,422	2,317,944	47,471,485
Redemptions	(1,432,886)	(31,096,335)	(2,998,482)	(66,919,404)

Net decrease	(853,242)	$(19,248,101)	(15,699)	$(4,713,143)

Class E
Sales	39,341	$843,930	54,709	$1,221,283
Reinvestments	8,756	193,069	135,125	2,771,410
Redemptions	(116,674)	(2,456,761)	(180,675)	(4,031,702)

Net increase (decrease)	(68,577)	$(1,419,762)	9,159	$(39,009)

Increase (decrease) derived from capital shares transactions		$(50,989,977)		$2,536,483

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.28		$20.45	$26.14	$19.28	$20.49	$20.34

Income (Loss) from Investment Operations
Net investment income (a)	0.04		0.20	0.28	0.21	0.23 (b)	0.24
Net realized and unrealized gain (loss)	(0.46)		5.90	(3.18)	6.91	(0.24)	0.64

Total income (loss) from investment operations	(0.42)		6.10	(2.90)	7.12	(0.01)	0.88

Less Distributions
Distributions from net investment income	(0.21)		(0.26)	(0.33)	(0.26)	(0.23)	(0.26)
Distributions from net realized capital gains	(0.06)		(3.01)	(2.46)	0.00	(0.97)	(0.47)

Total distributions	(0.27)		(3.27)	(2.79)	(0.26)	(1.20)	(0.73)

Net Asset Value, End of Period	$22.59		$23.28	$20.45	$26.14	$19.28	$20.49

Total Return (%) (c)	(1.78	)(d)	31.91	(12.96)	37.12	0.46	4.10

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.71	(e)	0.70	0.71	0.71	0.71	0.71
Net ratio of expenses to average net assets (%) (f)(g)	0.59	(e)	0.59	0.61	0.60	0.63	0.65
Ratio of net investment income to average net assets (%)	0.42	(e)	0.91	1.12	0.90	1.23 (b)	1.14
Portfolio turnover rate (%)	7	(d)	8	17	9	19	19
Net assets, end of period (in millions)	$910.7		$970.2	$834.2	$1,052.8	$925.5	$864.8

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.13		$20.33	$25.99	$19.18	$20.38	$20.23

Income (Loss) from Investment Operations
Net investment income (a)	0.02		0.15	0.22	0.15	0.19 (b)	0.19
Net realized and unrealized gain (loss)	(0.47)		5.85	(3.16)	6.86	(0.24)	0.63

Total income (loss) from investment operations	(0.45)		6.00	(2.94)	7.01	(0.05)	0.82

Less Distributions
Distributions from net investment income	(0.15)		(0.19)	(0.26)	(0.20)	(0.18)	(0.20)
Distributions from net realized capital gains	(0.06)		(3.01)	(2.46)	0.00	(0.97)	(0.47)

Total distributions	(0.21)		(3.20)	(2.72)	(0.20)	(1.15)	(0.67)

Net Asset Value, End of Period	$22.47		$23.13	$20.33	$25.99	$19.18	$20.38

Total Return (%) (c)	(1.92	)(d)	31.57	(13.14)	36.73	0.20	3.86

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.96	(e)	0.95	0.96	0.96	0.96	0.96
Net ratio of expenses to average net assets (%) (f)(g)	0.84	(e)	0.84	0.86	0.85	0.88	0.90
Ratio of net investment income to average net assets (%)	0.16	(e)	0.67	0.87	0.65	1.01 (b)	0.90
Portfolio turnover rate (%)	7	(d)	8	17	9	19	19
Net assets, end of period (in millions)	$333.6		$363.1	$319.4	$407.1	$354.0	$388.4
Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$23.18		$20.37	$26.04	$19.21	$20.41	$20.26

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.17	0.24	0.17	0.21 (b)	0.21
Net realized and unrealized gain (loss)	(0.46)		5.87	(3.17)	6.89	(0.24)	0.63

Total income (loss) from investment operations	(0.43)		6.04	(2.93)	7.06	(0.03)	0.84

Less Distributions
Distributions from net investment income	(0.18)		(0.22)	(0.28)	(0.23)	(0.20)	(0.22)
Distributions from net realized capital gains	(0.06)		(3.01)	(2.46)	0.00	(0.97)	(0.47)

Total distributions	(0.24)		(3.23)	(2.74)	(0.23)	(1.17)	(0.69)

Net Asset Value, End of Period	$22.51		$23.18	$20.37	$26.04	$19.21	$20.41

Total Return (%) (c)	(1.86	)(d)	31.71	(13.07)	36.90	0.31	3.94

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.86	(e)	0.85	0.86	0.86	0.86	0.86
Net ratio of expenses to average net assets (%) (f)(g)	0.74	(e)	0.74	0.76	0.75	0.78	0.80
Ratio of net investment income to average net assets (%)	0.26	(e)	0.77	0.97	0.75	1.12 (b)	1.01
Portfolio turnover rate (%)	7	(d)	8	17	9	19	19
Net assets, end of period (in millions)	$18.7		$20.9	$18.1	$24.2	$20.6	$25.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2020 and for the year ended December 31, 2019 (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Global Equity Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2020, the Portfolio had a payment of $52 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2020. The Portfolio’s average overdraft advances during the six months ended June 30, 2020 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $4,684,373. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $21,700,886. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-15

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to

BHFTI-16

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$89,367,921	$0	$142,737,106

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$4,008,803	0.700%	First $100 million
	0.680%	$100 million to $250 million
	0.670%	$250 million to $500 million
	0.660%	$500 million to $750 million
	0.650%	Over $750 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.110%	First $100 million
0.100%	$100 million to $250 million
0.090%	$250 million to $350 million
0.110%	$350 million to $500 million
0.100%	$500 million to $600 million
0.110%	$600 million to $750 million
0.100%	$750 million to $800 million
0.130%	Over $800 million

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 were $680,427 and are included in the amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the

BHFTI-17

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $40,093 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$854,625,140

Gross unrealized appreciation	503,575,748
Gross unrealized depreciation	(18,413,293)

Net unrealized appreciation (depreciation)	$485,162,455

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$14,732,606	$16,484,409	$161,525,083	$132,136,143	$176,257,689	$148,620,552

BHFTI-18

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$10,793,417	$3,106,226	$514,762,053	$—	$528,661,696

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-19

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-20

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Invesco Small Cap Growth Portfolio returned 5.26%, 5.05%, and 5.17%, respectively. The Portfolio’s benchmark, the Russell 2000 Growth Index1, returned -3.06%.

MARKET ENVIRONMENT / CONDITIONS

U.S. equity markets began 2020 near record highs. However, as the spread of COVID-19 disrupted travel and suppressed consumer activity, investors became increasingly concerned about the global economy. At the same time, oil prices fell sharply as a price war between Saudi Arabia and Russia threatened to boost supply even as demand was falling. Credit markets also showed signs of stress, requiring the U.S. Federal Reserve to inject liquidity into the system. Beginning in late February, equity markets declined sharply and quickly, ushering in the first bear market since the 2008 financial crisis.

Beginning in April, U.S. stocks largely shrugged off economic uncertainty, social unrest and a resurgence in COVID-19 infections to post the best quarterly return since 1998. Despite record unemployment and continued economic uncertainty, most economists believe the U.S. economy hit a low in April. Investor sentiment improved in response to trillions of dollars in economic stimulus, progress on a COVID-19 vaccine and reopening in many U.S. regions. After oil futures contracts turned negative in early April, oil prices doubled in June, which supported struggling energy companies and millions of energy sector employees.

PORTFOLIO REVIEW / PERIOD END POSITIONING

For the six months ending June 30, 2020 the Portfolio delivered a positive return and outperformed the Russell 2000 Growth Index. The leading contributors to relative outperformance included stock selection in the Information Technology (“IT”), Consumer Discretionary, Health Care, Real Estate, Communication Services, Consumer Staples and Financials sectors. An overweight in the IT sector and an underweight in the Real Estate sector also provided a boost to relative results. Alternatively, the Portfolio’s ancillary cash position was the leading detractor in a market where small cap equities generally produced strong positive returns. The Energy sector was also among the leading detractors as oil and gas prices struggle to regain footing amid the COVID-19 shock to demand and a reluctance to reduce supply by oil exporting countries.

On an individual stock basis, the leading driver of positive relative performance was Dexcom. The diabetes Continuous Glucose Monitoring system manufacturer reported solid results with record new patients added and virtually no disruption tied to COVID-19. Dexcom’s products have long been viewed to be the most technologically advanced for tackling the Type 1 diabetes market and increasingly Type 2 intensively managed patients.

Regional gaming and hospitality company El Dorado Resorts was also a key contributor to performance during the period. We purchased Eldorado Resorts in March 2020 after the stock declined over 75% from its prior peak due to concerns over business interruption from COVID-19. The stock recovered during the second quarter as regional casinos began to reopen, and initial guest traffic has been better than expected with improved profitability. At period end, we continued to see long term upside in El Dorado Resorts driven by revenue and cost synergies from the pending acquisition of Caesars Entertainment plus the long-term opportunity from the rollout of sports betting across its Portfolio.

Another leading driver of positive relative return was Etsy. The home-made and craft e-commerce site delivered strong earnings results early in the year with accelerating sales growth and margin expansion. The company’s fundamentals accelerated further in April with sales processed through the site growing in excess of 100% led by demand for COVID-19 masks. They acquired nearly four million new customers in April primarily from demand for face masks, and results indicate many of these customers have returned to purchase additional goods within two weeks of the initial purchase.

Among the leading relative detractors during the period was Brink’s. The security company was initially added to the Portfolio a few years ago after a new CEO was hired to improve profitability. Following his successfully executed plan to improve margins and the implementation of an acquisition strategy to expand into various markets globally, we decided to exit the position during the second quarter and reallocate to other areas offering better growth opportunities.

Parsley Energy is a Permian-focused oil and natural gas company. The Energy company declined with oil and gas prices early in the year, and despite rebounding during the second quarter, was still among the notable year-to-date detractors.

Welbilt makes commercial food equipment for restaurants, schools, hotels and hospitals and was among the relative detractors during the period. Many of its customers were materially weakened due to the COVID-19 outbreak. A large portion of Welbilt’s sales come from fast food restaurants with drive-in service and haven’t been disrupted as much as other facilities it supplies equipment to. As economies move to reopen it’s expected to reveal pent up demand for Welbilt equipment.

All positioning changes are based on bottom-up stock selection while disciplined portfolio construction acts as a risk control and aims to ensure alignment with small-cap market sector exposure with modest over- and under-weights. Our long-term investment horizon is intended to lead to relatively low turnover. We used the COVID-19 pullback in the equity market as an opportunity to upgrade holdings and position the Portfolio for a post-COVID-19 market and economic rebound. At the margin, we have shifted out of more

BHFTI-1

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Managed by Invesco Advisers, Inc.

Portfolio Manager Commentary*—(Continued)

defensive stocks and into stocks that we believe will have more upside potential in a post-COVID-19 economic and market recovery. Though the situation continues to evolve, we believe the U.S. economy will gradually re-open on a regional basis. We expect unemployment, weakened confidence, de-leveraging, and bankruptcies will be headwinds, and advances in COVID-19 vaccine/treatment, growing herd immunity, monetary and fiscal stimulus, as well as pent-up demand will provide tailwinds.

The Portfolio tends to have higher quality and larger market cap biases relative to the Russell 2000 Growth Index. Structural underweights include real estate investment trusts, and pharma/biotech. To manage risk of binary events, companies with either Phase III clinical data showing proven efficacy, or an existing revenue stream are preferred.

At period end, relative to the Russell 2000 Growth, the Portfolio’s largest overweights were in Life Science Tools & Services, Software, Semiconductors & Semiconductor equipment, Hotels, Restaurants & Leisure, Health Care Equipment and Electronic Equipment. The Portfolio’s largest underweights included Biotechnology, IT Services, Household Durables, Real Estate, Health Care Technology, Health Care Providers and Food Products.

Juan Hartsfield

Clay Manley

Portfolio Managers

Invesco Advisers, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 2000 Growth Index is an unmanaged measure of performance of those Russell 2000 companies (small capitalization companies) that have higher price-to book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Invesco Small Cap Growth Portfolio
Class A	5.26	9.17	8.71	14.33
Class B	5.05	8.84	8.42	14.04
Class E	5.17	8.92	8.53	14.15
Russell 2000 Growth Index	-3.06	3.48	6.85	12.92

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Repligen Corp.	1.9
Catalent, Inc.	1.8
Bio-Techne Corp.	1.6
Etsy, Inc.	1.6
Q2 Holdings, Inc.	1.5
Eldorado Resorts, Inc.	1.3
Tandem Diabetes Care, Inc.	1.3
Blackline, Inc.	1.2
Lattice Semiconductor Corp.	1.2
Horizon Therapeutics plc	1.2

Top Sectors

% of Net Assets
Health Care	30.9
Information Technology	28.6
Industrials	14.9
Consumer Discretionary	14.3
Financials	4.5
Materials	2.1
Communication Services	1.4
Real Estate	1.3
Consumer Staples	0.9

BHFTI-3

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Invesco Small Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.80%	$1,000.00	$1,052.60	$4.08
	Hypothetical*	0.80%	$1,000.00	$1,020.89	$4.02

Class B (a)	Actual	1.05%	$1,000.00	$1,050.50	$5.35
	Hypothetical*	1.05%	$1,000.00	$1,019.64	$5.27

Class E (a)	Actual	0.95%	$1,000.00	$1,051.70	$4.85
	Hypothetical*	0.95%	$1,000.00	$1,020.14	$4.77

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Aerojet Rocketdyne Holdings, Inc. (a)	140,593	$5,573,106
Cubic Corp. (b)	135,073	6,487,556
Mercury Systems, Inc. (a) (b)	86,469	6,801,652

		18,862,314

Auto Components—1.3%
Fox Factory Holding Corp. (a) (b)	112,006	9,252,816
Visteon Corp. (a) (b)	63,365	4,340,502

		13,593,318

Banks—0.8%
SVB Financial Group (a) (b)	41,219	8,883,931

Beverages—0.9%
Boston Beer Co., Inc. (The) - Class A (a) (b)	16,754	8,991,034

Biotechnology—8.1%
Abcam plc	456,868	7,539,499
Agios Pharmaceuticals, Inc. (a) (b)	153,773	8,223,780
CareDx, Inc. (a) (b)	325,482	11,531,827
Halozyme Therapeutics, Inc. (a) (b)	411,934	11,043,951
Heron Therapeutics, Inc. (a) (b)	288,476	4,243,482
Immunomedics, Inc. (a) (b)	152,380	5,400,347
Iovance Biotherapeutics, Inc. (a) (b)	147,074	4,037,181
Natera, Inc. (a)	210,035	10,472,345
Neurocrine Biosciences, Inc. (a)	78,851	9,619,822
Sage Therapeutics, Inc. (a)	106,768	4,439,413
Twist Bioscience Corp. (a) (b)	208,945	9,465,209

		86,016,856

Building Products—2.2%
Armstrong World Industries, Inc.	77,081	6,009,235
Builders FirstSource, Inc. (a)	461,371	9,550,380
Trex Co., Inc. (a)	62,246	8,096,337

		23,655,952

Capital Markets—1.7%
LPL Financial Holdings, Inc.	137,317	10,765,653
Morningstar, Inc.	52,067	7,339,885

		18,105,538

Chemicals—1.5%
Axalta Coating Systems, Ltd. (a)	333,082	7,510,999
Element Solutions, Inc. (a)	734,753	7,972,070

		15,483,069

Commercial Services & Supplies—1.6%
Clean Harbors, Inc. (a)	143,267	8,593,154
IAA, Inc. (a) (b)	165,377	6,378,591
KAR Auction Services, Inc.	140,713	1,936,211

		16,907,956

Construction & Engineering—0.8%
AECOM (a)	213,250	8,013,935

Construction Materials—0.6%
Martin Marietta Materials, Inc. (b)	30,391	6,277,869

Consumer Finance—0.8%
LendingTree, Inc. (a) (b)	30,551	8,845,431

Distributors—0.7%
Pool Corp.	29,181	7,933,439

Diversified Consumer Services—1.4%
Bright Horizons Family Solutions, Inc. (a)	71,501	8,379,917
Strategic Education, Inc.	44,246	6,798,398

		15,178,315

Diversified Telecommunication Services—1.4%
Cogent Communications Holdings, Inc. (b)	82,140	6,354,351
Iridium Communications, Inc. (a) (b)	325,573	8,282,577

		14,636,928

Electrical Equipment—0.8%
Generac Holdings, Inc. (a)	66,299	8,083,837

Electronic Equipment, Instruments & Components—4.7%
Fabrinet (a)	124,102	7,746,447
II-VI, Inc. (a) (b)	175,356	8,280,310
IPG Photonics Corp. (a)	49,657	7,964,486
Littelfuse, Inc.	49,862	8,507,953
OSI Systems, Inc. (a)	30,556	2,280,700
Trimble, Inc. (a)	180,215	7,783,486
Zebra Technologies Corp. - Class A (a)	29,683	7,597,364

		50,160,746

Equity Real Estate Investment Trusts—1.3%
CoreSite Realty Corp.	54,218	6,563,631
EastGroup Properties, Inc. (b)	63,221	7,498,643

		14,062,274

Health Care Equipment & Supplies—8.7%
AtriCure, Inc. (a)	213,049	9,576,553
CONMED Corp.	98,090	7,061,499
CryoPort, Inc. (a) (b)	201,747	6,102,847
Insulet Corp. (a)	45,323	8,804,446
iRhythm Technologies, Inc. (a) (b)	85,939	9,959,471
Masimo Corp. (a)	50,884	11,601,043
Mesa Laboratories, Inc. (b)	32,513	7,048,818
Nevro Corp. (a) (b)	74,385	8,886,776
Penumbra, Inc. (a) (b)	54,414	9,730,311
Tandem Diabetes Care, Inc. (a)	135,773	13,430,665

		92,202,429

Health Care Providers & Services—1.7%
Chemed Corp.	17,299	7,803,060
LHC Group, Inc. (a) (b)	59,317	10,340,139

		18,143,199

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—6.3%
Dunkin’ Brands Group, Inc.	104,536	$6,818,883
Eldorado Resorts, Inc. (a) (b)	350,253	14,031,135
Penn National Gaming, Inc. (a) (b)	345,761	10,559,541
Planet Fitness, Inc. - Class A (a) (b)	118,168	7,157,436
Texas Roadhouse, Inc. (b)	157,546	8,282,193
Wendy’s Co. (The)	366,737	7,987,532
Wingstop, Inc. (b)	83,595	11,617,197

		66,453,917

Insurance—1.2%
eHealth, Inc. (a)	99,530	9,777,827
Goosehead Insurance, Inc. - Class A (a) (b)	32,622	2,451,870

		12,229,697

Internet & Direct Marketing Retail—1.6%
Etsy, Inc. (a)	154,340	16,395,538

IT Services—0.6%
Black Knight, Inc. (a)	87,614	6,357,272

Life Sciences Tools & Services—9.4%
10X Genomics, Inc. - Class A (a)	104,640	9,345,399
Adaptive Biotechnologies Corp. (a) (b)	165,772	8,020,049
Avantor, Inc. (a)	544,618	9,258,506
Bio-Techne Corp. (b)	62,290	16,448,920
Bruker Corp.	162,131	6,595,489
NeoGenomics, Inc. (a) (b)	282,067	8,738,436
PRA Health Sciences, Inc. (a)	82,762	8,051,915
Repligen Corp. (a) (b)	163,425	20,200,964
Syneos Health, Inc. (a) (b)	210,210	12,244,733

		98,904,411

Machinery—4.1%
Evoqua Water Technologies Corp. (a)	413,745	7,695,657
Kennametal, Inc. (b)	171,356	4,919,631
Kornit Digital, Ltd. (a) (b)	154,804	8,263,437
Nordson Corp.	47,645	9,038,733
Timken Co. (The)	149,997	6,823,364
Welbilt, Inc. (a) (b)	1,167,637	7,110,909

		43,851,731

Multiline Retail—0.9%
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	97,541	9,524,879

Pharmaceuticals—3.0%
Catalent, Inc. (a)	258,599	18,955,306
Horizon Therapeutics plc (a)	228,684	12,710,257

		31,665,563

Professional Services—0.8%
ASGN, Inc. (a)	25,285	1,686,004
Clarivate plc (a)	320,414	7,154,844

		8,840,848

Road & Rail—1.9%
Knight-Swift Transportation Holdings, Inc. (b)	123,310	5,143,260
Lyft, Inc. - Class A (a) (b)	269,096	8,882,859
Old Dominion Freight Line, Inc.	33,184	5,627,675

		19,653,794

Semiconductors & Semiconductor Equipment—7.3%
Cree, Inc. (a) (b)	133,939	7,927,849
Enphase Energy, Inc. (a) (b)	171,741	8,169,719
Lattice Semiconductor Corp. (a) (b)	450,706	12,795,543
MKS Instruments, Inc.	73,291	8,299,473
Monolithic Power Systems, Inc.	34,490	8,174,130
Power Integrations, Inc.	81,875	9,671,894
Semtech Corp. (a)	208,827	10,904,946
Silicon Laboratories, Inc. (a) (b)	109,839	11,013,557

		76,957,111

Software—16.0%
Anaplan, Inc. (a)	167,905	7,607,776
Avalara, Inc. (a) (b)	55,714	7,414,976
Bill.com Holdings, Inc. (a) (b)	108,275	9,767,488
Blackline, Inc. (a) (b)	157,690	13,074,078
Cloudflare, Inc. - Class A (a) (b)	262,391	9,432,956
Fair Isaac Corp. (a)	26,077	10,901,229
Five9, Inc. (a)	83,550	9,246,478
Guidewire Software, Inc. (a) (b)	76,070	8,432,359
HubSpot, Inc. (a) (b)	54,255	12,172,109
LivePerson, Inc. (a) (b)	197,386	8,177,702
Nuance Communications, Inc. (a)	361,104	9,137,737
Pegasystems, Inc. (b)	111,912	11,322,137
Q2 Holdings, Inc. (a) (b)	189,473	16,254,889
Qualys, Inc. (a) (b)	88,077	9,161,770
RealPage, Inc. (a) (b)	153,585	9,984,561
Smartsheet, Inc. - Class A (a) (b)	141,869	7,223,969
Zendesk, Inc. (a)	105,924	9,377,452

		168,689,666

Specialty Retail—1.7%
Five Below, Inc. (a) (b)	74,135	7,925,773
Floor & Decor Holdings, Inc. - Class A (a) (b)	166,398	9,592,845

		17,518,618

Textiles, Apparel & Luxury Goods—0.4%
Steven Madden, Ltd.	185,233	4,573,403

Trading Companies & Distributors—0.9%
SiteOne Landscape Supply, Inc. (a) (b)	80,900	9,220,173

Total Common Stocks (Cost $751,965,277)		1,044,874,991

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Short-Term Investment—0.8%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $8,902,920; collateralized by U.S. Treasury Note at 2.000%, maturing 05/31/24, with a market value of $9,081,070.	8,902,920	$8,902,920

Total Short-Term Investments (Cost $8,902,920)		8,902,920

Securities Lending Reinvestment (c)—29.3%

Certificates of Deposit—12.6%
Agricultural Bank of China 0.700%, 08/06/20	3,000,000	3,000,732
Banco del Estado de Chile 0.475%, 1M LIBOR + 0.300%, 07/06/20 (d)	1,000,000	1,000,014
1.482%, 3M LIBOR + 0.130%, 07/08/20 (d)	2,000,000	2,000,386
Bank of Montreal (Chicago) 0.295%, 1M LIBOR + 0.110%, 11/13/20 (d)	3,000,000	2,999,571
0.330%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,338
0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	3,000,000	3,000,369
0.490%, SOFR + 0.410%, 10/02/20 (d)	2,000,000	2,000,730
Bank of Nova Scotia 0.395%, 1M LIBOR + 0.220%, 01/08/21 (d)	3,000,000	3,000,135
Barclays Bank plc 0.420%, 08/13/20	10,000,000	10,001,100
BNP Paribas S.A. New York 0.301%, 1M LIBOR + 0.110%, 02/12/21 (d)	1,000,000	999,443
0.308%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	999,508
0.520%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	2,001,018
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	2,000,642
China Construction Bank Corp. 0.500%, 08/18/20	3,000,000	2,999,949
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (d)	2,000,000	2,000,000
0.500%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	1,000,178
Credit Industriel et Commercial
Zero Coupon, 09/01/20	3,994,036	3,997,760
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (d)	1,000,000	1,000,122
Credit Suisse AG 0.540%, SOFR + 0.460%, 11/03/20 (d)	3,000,000	3,001,470
0.560%, SOFR + 0.480%, 10/06/20 (d)	7,000,000	7,003,430
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (d)	7,000,000	7,001,015
Goldman Sachs Bank USA 0.290%, SOFR + 0.200%, 02/22/21 (d)	3,500,000	3,491,299
0.300%, SOFR + 0.210%, 02/22/21 (d)	3,500,000	3,491,530
Landesbank Hessen-Thueringen Girozentrale
Zero Coupon, 08/19/20	4,995,149	4,998,150
Mitsubishi UFJ Trust and Banking Corp. 0.410%, 09/21/20	5,000,000	5,000,650
Mizuho Bank, Ltd., New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (d)	6,000,000	6,000,288
MUFG Bank Ltd. 1.790%, 07/17/20	2,000,000	2,001,520

Certificates of Deposit—(Continued)
National Australia Bank, Ltd. 1.790%, 07/14/20	4,000,000	4,002,480
NatWest Bank plc 0.310%, 09/04/20	3,000,000	2,999,940
Nordea Bank New York 0.477%, 3M LIBOR + 0.100%, 05/21/21 (d)	3,000,000	3,000,423
Royal Bank of Canada New York 0.260%, FEDEFF PRV + 0.180%, 02/12/21 (d)	2,000,000	1,994,594
0.370%, SOFR + 0.290%, 07/16/20 (d)	3,000,000	2,999,892
Skandinaviska Enskilda Banken AB 1.601%, 3M LIBOR + 0.150%, 10/02/20 (d)	2,996,433	3,000,426
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (d)	4,000,532	3,999,300
Standard Chartered Bank 0.230%, FEDEFF PRV + 0.150%, 08/26/20 (d)	2,000,000	1,998,862
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	7,979,201	7,988,160
0.304%, 1M LIBOR + 0.120%, 07/28/20 (d)	3,000,000	3,000,072
0.398%, 1M LIBOR + 0.220%, 08/03/20 (d)	1,000,053	1,000,104
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	999,640
0.381%, 3M LIBOR + 0.070%, 12/02/20 (d)	4,000,000	3,999,532
Svenska Handelsbanken AB 0.410%, 1M LIBOR + 0.220%, 07/22/20 (d)	2,000,000	2,000,204
Toronto-Dominion Bank 0.430%, FEDEFF PRV + 0.350%, 07/31/20 (d)	1,500,000	1,500,115
0.504%, 3M LIBOR + 0.070%, 02/16/21 (d)	2,000,000	2,006,322

		133,481,413

Commercial Paper—1.0%
Bank of China, Ltd. 0.550%, 08/19/20	2,995,875	2,998,089
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (d)	7,000,000	7,000,000

		9,998,089

Repurchase Agreements—3.6%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $4,377,705; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $4,465,254.	4,377,696	4,377,696
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $5,452,833.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $900,003; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $918,001.	900,000	900,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestment (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,700,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,734,000.	1,700,000	$1,700,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $400,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $408,002.	400,000	400,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,400,013; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,555,685.	1,400,000	1,400,000
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,300,013; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,544,050.	2,300,000	2,300,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $5,000,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $5,530,544.	5,000,000	5,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,100,007; collateralized by various Common Stock with an aggregate market value of $1,222,423.	1,100,000	1,100,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,500,177; collateralized by various Common Stock with an aggregate market value of $3,889,672.	3,500,000	3,500,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $10,000,467; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $11,112,176.	10,000,000	10,000,000

		37,677,696

Time Deposit—0.1%
DBS Bank, Ltd. 0.420%, 08/11/20	1,000,000	1,000,000

Security Description	Shares	Value

Mutual Funds—12.0%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	15,000,000	15,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.090% (e)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	35,000,000	35,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	15,000,000	15,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	20,000,000	20,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	2,000,000	2,000,000

		127,000,000

Total Securities Lending Reinvestments (Cost $309,150,517)		309,157,198

Total Investments—129.0% (Cost $1,070,018,714)		1,362,935,109
Other assets and liabilities (net)—(29.0)%		(306,479,189)

Net Assets—100.0%		$1,056,455,920

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $311,122,752 and the collateral received consisted of cash in the amount of $309,146,824 and non-cash collateral with a value of $3,121,152. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a thirdparty custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,862,314	$—	$—	$18,862,314
Auto Components	13,593,318	—	—	13,593,318
Banks	8,883,931	—	—	8,883,931
Beverages	8,991,034	—	—	8,991,034
Biotechnology	78,477,357	7,539,499	—	86,016,856
Building Products	23,655,952	—	—	23,655,952
Capital Markets	18,105,538	—	—	18,105,538
Chemicals	15,483,069	—	—	15,483,069
Commercial Services & Supplies	16,907,956	—	—	16,907,956
Construction & Engineering	8,013,935	—	—	8,013,935
Construction Materials	6,277,869	—	—	6,277,869
Consumer Finance	8,845,431	—	—	8,845,431
Distributors	7,933,439	—	—	7,933,439
Diversified Consumer Services	15,178,315	—	—	15,178,315
Diversified Telecommunication Services	14,636,928	—	—	14,636,928
Electrical Equipment	8,083,837	—	—	8,083,837
Electronic Equipment, Instruments & Components	50,160,746	—	—	50,160,746
Equity Real Estate Investment Trusts	14,062,274	—	—	14,062,274
Health Care Equipment & Supplies	92,202,429	—	—	92,202,429
Health Care Providers & Services	18,143,199	—	—	18,143,199
Hotels, Restaurants & Leisure	66,453,917	—	—	66,453,917
Insurance	12,229,697	—	—	12,229,697
Internet & Direct Marketing Retail	16,395,538	—	—	16,395,538
IT Services	6,357,272	—	—	6,357,272
Life Sciences Tools & Services	98,904,411	—	—	98,904,411
Machinery	43,851,731	—	—	43,851,731
Multiline Retail	9,524,879	—	—	9,524,879
Pharmaceuticals	31,665,563	—	—	31,665,563
Professional Services	8,840,848	—	—	8,840,848
Road & Rail	19,653,794	—	—	19,653,794
Semiconductors & Semiconductor Equipment	76,957,111	—	—	76,957,111
Software	168,689,666	—	—	168,689,666
Specialty Retail	17,518,618	—	—	17,518,618
Textiles, Apparel & Luxury Goods	4,573,403	—	—	4,573,403
Trading Companies & Distributors	9,220,173	—	—	9,220,173
Total Common Stocks	1,037,335,492	7,539,499	—	1,044,874,991
Total Short-Term Investment*	—	8,902,920	—	8,902,920
Securities Lending Reinvestments
Certificates of Deposit	—	133,481,413	—	133,481,413
Commercial Paper	—	9,998,089	—	9,998,089
Repurchase Agreements	—	37,677,696	—	37,677,696
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	127,000,000	—	—	127,000,000
Total Securities Lending Reinvestments	127,000,000	182,157,198	—	309,157,198
Total Investments	$1,164,335,492	$198,599,617	$—	$1,362,935,109

Collateral for Securities Loaned (Liability)	$—	$(309,146,824)	$—	$(309,146,824)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,362,935,109
Cash	15,486
Cash denominated in foreign currencies (c)	149
Receivable for:
Investments sold	10,110,878
Fund shares sold	341,781
Dividends	150,203

Total Assets	1,373,553,606
Liabilities
Collateral for securities loaned	309,146,824
Payables for:
Investments purchased	5,949,836
Fund shares redeemed	977,415
Accrued Expenses:
Management fees	656,219
Distribution and service fees	88,760
Deferred trustees’ fees	147,756
Other expenses	130,876

Total Liabilities	317,097,686

Net Assets	$1,056,455,920

Net Assets Consist of:
Paid in surplus	$690,376,598
Distributable earnings (Accumulated losses)	366,079,322

Net Assets	$1,056,455,920

Net Assets
Class A	$613,635,358
Class B	428,654,876
Class E	14,165,686
Capital Shares Outstanding*
Class A	47,434,121
Class B	37,132,576
Class E	1,153,206
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.94
Class B	11.54
Class E	12.28

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $311,122,752.
(b)	Identified cost of investments was $1,070,018,714.
(c)	Identified cost of cash denominated in foreign currencies was $151.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$2,149,656
Interest	20,089
Securities lending income	348,748

Total investment income	2,518,493
Expenses
Management fees	4,191,990
Administration fees	24,447
Custodian and accounting fees	33,295
Distribution and service fees—Class B	490,405
Distribution and service fees—Class E	9,785
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	35,472
Insurance	3,529
Miscellaneous	7,481

Total expenses	4,856,198
Less management fee waiver	(441,025)

Net expenses	4,415,173

Net Investment Loss	(1,896,680)

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Investments	73,814,203
Foreign currency transactions	3,863

Net realized gain	73,818,066

Net change in unrealized depreciation on:
Investments	(18,487,796)
Foreign currency transactions	(2)

Net change in unrealized depreciation	(18,487,798)

Net realized and unrealized gain	55,330,268

Net Increase in Net Assets From Operations	$53,433,588

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(1,896,680)	$812,086
Net realized gain	73,818,066	67,254,505
Net change in unrealized appreciation (depreciation)	(18,487,798)	153,513,696

Increase in net assets from operations	53,433,588	221,580,287

From Distributions to Shareholders
Class A	(37,849,534)	(97,130,374)
Class B	(29,036,021)	(71,094,043)
Class E	(901,321)	(2,403,852)

Total distributions	(67,786,876)	(170,628,269)

Increase (decrease) in net assets from capital share transactions	(1,894,387)	108,082,553

Total increase (decrease) in net assets	(16,247,675)	159,034,571

Net Assets
Beginning of period	1,072,703,595	913,669,024

End of period	$1,056,455,920	$1,072,703,595

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	385,451	$4,508,535	519,029	$6,854,326
Reinvestments	3,023,126	37,849,534	7,941,977	97,130,374
Redemptions	(4,245,003)	(55,068,575)	(3,102,573)	(41,914,980)

Net increase (decrease)	(836,426)	$(12,710,506)	5,358,433	$62,069,720

Class B
Sales	1,943,869	$20,155,798	2,570,451	$30,734,595
Reinvestments	2,599,464	29,036,021	6,457,224	71,094,043
Redemptions	(3,413,326)	(38,082,114)	(4,705,795)	(57,038,149)

Net increase	1,130,007	$11,109,705	4,321,880	$44,790,489

Class E
Sales	86,626	$1,031,265	147,779	$1,866,603
Reinvestments	75,805	901,321	206,162	2,403,852
Redemptions	(190,717)	(2,226,172)	(242,898)	(3,048,111)

Net increase (decrease)	(28,286)	$(293,586)	111,043	$1,222,344

Increase (decrease) derived from capital shares transactions		$(1,894,387)		$108,082,553

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$13.12		$12.51	$15.51	$13.74		$14.95	$19.62

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		0.02	(0.02)	(0.00	)(b)	0.06	(0.01)
Net realized and unrealized gain (loss)	0.68		2.91	(0.96)	3.30		1.44	0.26

Total income (loss) from investment operations	0.66		2.93	(0.98)	3.30		1.50	0.25

Less Distributions
Distributions from net investment income	(0.01)		0.00	0.00	0.00		0.00	(0.03)
Distributions from net realized capital gains	(0.83)		(2.32)	(2.02)	(1.53)		(2.71)	(4.89)

Total distributions	(0.84)		(2.32)	(2.02)	(1.53)		(2.71)	(4.92)

Net Asset Value, End of Period	$12.94		$13.12	$12.51	$15.51		$13.74	$14.95

Total Return (%) (c)	5.26	(d)	24.64	(8.77)	25.61		11.72	(1.42)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.89	(e)	0.89	0.88	0.88		0.88	0.87
Net ratio of expenses to average net assets (%) (f)(g)	0.80	(e)	0.80	0.85	0.84		0.86	0.85
Ratio of net investment income (loss) to average net assets (%)	(0.28	)(e)	0.18	(0.10)	(0.01)		0.43	(0.05)
Portfolio turnover rate (%)	35	(d)	32	20	20		28	29
Net assets, end of period (in millions)	$613.6		$633.2	$537.0	$775.5		$766.8	$848.1

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016	2015
Net Asset Value, Beginning of Period	$11.80		$11.48	$14.41	$12.90		$14.22	$18.90

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		(0.01)	(0.05)	(0.03)		0.02	(0.05)
Net realized and unrealized gain (loss)	0.60		2.65	(0.86)	3.07		1.37	0.26

Total income (loss) from investment operations	0.57		2.64	(0.91)	3.04		1.39	0.21

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00		0.00	0.00
Distributions from net realized capital gains	(0.83)		(2.32)	(2.02)	(1.53)		(2.71)	(4.89)

Total distributions	(0.83)		(2.32)	(2.02)	(1.53)		(2.71)	(4.89)

Net Asset Value, End of Period	$11.54		$11.80	$11.48	$14.41		$12.90	$14.22

Total Return (%) (c)	5.05	(d)	24.41	(9.05)	25.33		11.43	(1.71)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.14	(e)	1.14	1.13	1.13		1.13	1.12
Net ratio of expenses to average net assets (%) (f)(g)	1.05	(e)	1.05	1.10	1.09		1.11	1.10
Ratio of net investment income (loss) to average net assets (%)	(0.54	)(e)	(0.07)	(0.34)	(0.26)		0.16	(0.29)
Portfolio turnover rate (%)	35	(d)	32	20	20		28	29
Net assets, end of period (in millions)	$428.7		$424.7	$363.7	$435.3		$395.1	$391.1

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.49		$12.03	$15.00	$13.35	$14.62	$19.29

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		0.00 (b)	(0.04)	(0.02)	0.03	(0.03)
Net realized and unrealized gain (loss)	0.65		2.78	(0.91)	3.20	1.41	0.25

Total income (loss) from investment operations	0.62		2.78	(0.95)	3.18	1.44	0.22

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	0.00	0.00	(0.00	)(h)
Distributions from net realized capital gains	(0.83)		(2.32)	(2.02)	(1.53)	(2.71)	(4.89)

Total distributions	(0.83)		(2.32)	(2.02)	(1.53)	(2.71)	(4.89)

Net Asset Value, End of Period	$12.28		$12.49	$12.03	$15.00	$13.35	$14.62

Total Return (%) (c)	5.17	(d)	24.45	(8.95)	25.44	11.55	(1.60)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.04	(e)	1.04	1.03	1.03	1.03	1.02
Net ratio of expenses to average net assets (%) (f)(g)	0.95	(e)	0.95	1.00	0.99	1.01	1.00
Ratio of net investment income (loss) to average net assets (%)	(0.44	)(e)	0.03	(0.25)	(0.15)	0.25	(0.19)
Portfolio turnover rate (%)	35	(d)	32	20	20	28	29
Net assets, end of period (in millions)	$14.2		$14.8	$12.9	$15.6	$14.8	$14.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01%, 0.01%, 0.01% and 0.02% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018 and 2017, respectively (see Note 5 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Invesco Small Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-14

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to prior period accumulated balance adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-15

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $8,902,920. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $37,677,696. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-16

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$341,878,026	$0	$407,762,727

The Portfolio engaged in security transactions with other accounts managed by Invesco Advisers, Inc., the subadviser to the Portfolio, that amounted to $3,319,965 in purchases, which are included above.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$4,191,990	0.880%	First $500 million
	0.830%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Invesco Advisers, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.100%	First $500 million
0.050%	Next $500 million
0.100%	Over $1 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 were $378,940 and are included in the amount shown as a management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $62,085 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an

BHFTI-18

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

Affiliated Broker - During the six months ended June 30, 2020 the Portfolio paid brokerage commissions to affiliated brokers/dealers:

Affiliate	Commission
Invesco Capital Markets, Inc.	$2,784

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,068,600,716

Gross unrealized appreciation	332,681,245
Gross unrealized depreciation	(38,346,852)

Net unrealized appreciation (depreciation)	$294,334,393

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$—	$5,076,566	$170,628,269	$136,207,045	$170,628,269	$141,283,611

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$763,372	$67,000,439	$312,822,189	$—	$380,586,000

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-19

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Managed by J.P. Morgan Asset Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the J.P. Morgan Core Bond Portfolio returned 5.86% and 5.79%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, returned 6.14%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 certainly defied expectations. Markets had just begun to improve at the end of the first quarter after the outbreak of COVID-19, subsequent government mandated lockdowns, and travel restrictions brought the economy to a halt. As the U.S. Government and the Federal Reserve (the “Fed”) intervened forcefully and quickly with aid packages and monetary policy of unprecedented size and scope, the growth of COVID-19 cases began to slow.

Markets reacted quickly in the second quarter as investors began to price in a recovery for an economy that had previously been on solid footing before the pandemic began. By June 30th, the S&P 500 Index was up 20.5% for the quarter, interest rates were at or near their all-time lows and credit spreads had recovered substantially all of their spread widening. Thanks in part to the government stimulus programs, economic activity revived more quickly and energetically than market participants had anticipated. Impressive jobs and consumption data pointed to significant pent up demand and a strong initial rebound from the dramatic collapse in economic activity.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Treasury yields plunged over the first six months of the year. The 2-year yield fell by 141 basis points (“bps”) to 0.15%, the 10-year yield decreased by 126 bps to 0.65%, and the 30-year yield decreased by 97 bps to 1.41%. The yield differential between 2- and 10- year Treasuries increased by 5 bps to finish the period at 25 bps. The Portfolio held a longer duration posture during the period which was positive as rates rallied across the curve. On the other hand, the Portfolio’s curve positioning was a drag on performance over the first six months of the year. The Portfolio’s underweight to the long end of the curve hurt as the long end outperformed. The 30-year U.S. Treasury bellwether returned 24.91% vs 12.70% for the 10-year bellwether, year-to-date.

As risk assets sold off and spreads widened over the first six months of the year the Portfolio’s underweight to U.S. Treasury debt was a drag on performance as Treasuries were one of the top performing sectors over the first six months of the year. Only Asset Backed Securities (ABS) outperformed Treasuries through the first six months as all other sectors generated negative excess returns. In addition, the Portfolio’s overweight to longer dated corporate credit and securitized sectors detracted from performance.

The Agency Mortgage-Backed Securities (“MBS”) sector of the Portfolio finished the reporting period, producing excess returns of -45 basis points. The Portfolio’s security selection within Agency mortgages was a negative to performance, as To Be Announced (“TBA’) paper outperformed specified pools and Collateralized Mortgage Obligations (“CMOs”) given the recent Fed monetary policy supporting the market. The Portfolio has generally favored specified pools, CMOs, and Agency Commercial Mortgage-Backed Securities (“CMBS”) in lieu of TBA mortgages.

Investment grade corporate credit was the worst performing sector year-to-date. The Option-Adjusted Spread of the Bloomberg Barclays Corporate Index ended the period at 150 bps, which was 57 bps wider than the start of the year. The move resulted in corporates underperforming duration neutral Treasuries by 540 bps. The worst performing sub-sector within corporates was Industrials, followed by Utilities and Financials. The sub-sectors produced excess returns of -639 bps, -582 bps, and -340 bps, respectively. The non-corporate credit sectors underperformed duration-like Treasuries by 501 bps. As a result, the Portfolio’s underweight to investment grade credit was beneficial to performance, in addition, the Portfolio’s overweight to Financials and underweight to Industrials was positive to excess returns.

The Portfolio’s overweight allocation to Asset-Backed Securities (“ABS”) was a positive to performance as ABS was the top performing sector over the first two quarters of the year. The Bloomberg Barclays ABS Index returned +3.22%.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Managed by J.P. Morgan Asset Management, Inc.

Portfolio Manager Commentary*—(Continued)

The Portfolio held a slightly longer duration posture than the benchmark for the first half of the year. The Portfolio kept an overweight in the belly of the curve and underweight the long end of the curve. In corporate credit, the Portfolio continued to participate in the robust new issue market, focusing on quality names with resilient fundamentals. In addition, the Portfolio continued to favor high quality short securitized credit that offered an attractive yield on an amortizing asset. Lastly, within Agency MBS, the Portfolio focused on collateral properties that provide prepayment protection and stable cash-flow profiles.

Richard Figuly

Justin Rucker

Portfolio Managers

J.P. Morgan Asset Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year	Since Inception[1]
JPMorgan Core Bond Portfolio
Class A	5.86	8.26	4.18	—	3.22
Class B	5.79	8.09	3.91	3.39	—
Bloomberg Barclays U.S. Aggregate Bond Index	6.14	8.74	4.30	3.82	—

1 Inception dates of the Class A and Class B shares are 2/28/2013 and 4/28/2008, respectively. Class C shares were converted to Class B shares effective 1/7/2013.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class B shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	53.4
Corporate Bonds & Notes	28.8
Asset-Backed Securities	11.1
Mortgage-Backed Securities	4.9
Foreign Government	1.2

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Core Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.44%	$1,000.00	$1,058.60	$2.25
	Hypothetical*	0.44%	$1,000.00	$1,022.68	$2.21

Class B (a)	Actual	0.69%	$1,000.00	$1,057.90	$3.53
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—53.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—31.3%
Fannie Mae 10 Yr. Pool 4.500%, 07/01/21	47,108	$49,610
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	938,699	1,010,512
6.000%, 07/01/28	189,756	210,728
Fannie Mae 30 Yr. Pool 3.500%, 07/01/42	842,531	900,162
3.500%, 08/01/42	531,221	561,428
4.000%, 06/01/47	1,606,195	1,775,558
4.500%, 02/01/40	342,595	381,460
5.000%, 09/01/35	912,246	1,045,878
6.000%, 12/01/39	234,042	272,786
Fannie Mae ARM Pool 0.663%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,546,707	3,552,063
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	649,942	764,203
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,929,038	4,324,536
Fannie Mae Interest Strip (CMO) 4.500%, 11/25/20 (b)	334	0
Fannie Mae Pool 2.420%, 05/01/23	5,248,609	5,453,514
2.450%, 11/01/22	2,966,138	3,067,430
2.450%, 09/01/28	4,853,917	5,255,947
2.480%, 10/01/28	8,935,906	9,724,988
2.600%, 09/01/28	980,207	1,074,223
2.640%, 04/01/23	1,766,845	1,844,426
2.640%, 05/01/23	2,108,184	2,203,213
2.690%, 10/01/23	2,000,000	2,109,832
2.700%, 05/01/23	5,000,000	5,242,415
2.720%, 03/01/23	2,876,729	3,004,928
2.730%, 07/01/28	3,000,000	3,325,085
2.810%, 09/01/31	1,495,679	1,664,395
2.890%, 05/01/27	1,860,065	2,059,009
2.920%, 12/01/24	991,634	1,072,338
2.970%, 06/01/30	2,750,000	3,107,098
2.980%, 09/01/36	1,436,332	1,623,631
3.000%, 01/01/43	3,164,413	3,380,889
3.110%, 12/01/24	1,487,572	1,620,889
3.180%, 06/01/30	3,288,119	3,747,287
3.235%, 10/01/26	1,347,772	1,503,814
3.240%, 12/01/26	1,500,000	1,689,628
3.260%, 12/01/26	940,048	1,049,905
3.290%, 08/01/26	2,000,000	2,233,316
3.320%, 03/01/29	2,426,776	2,783,731
3.340%, 02/01/27	1,500,000	1,684,044
3.380%, 12/01/23	1,918,844	2,066,874
3.440%, 11/01/21	3,601,144	3,689,758
3.450%, 01/01/24	946,463	1,019,939
3.490%, 09/01/23	3,711,356	3,978,676
3.500%, 08/01/26	162,529	169,017
3.500%, 02/01/33	3,139,608	3,366,872
3.500%, 05/01/33	3,041,057	3,257,163
3.500%, 07/01/43	2,337,234	2,524,258
3.530%, 08/01/28	7,376,000	8,523,610
3.550%, 02/01/30	1,500,000	1,724,917

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool 3.560%, 01/01/21 (a)	3,270,588	3,301,957
3.560%, 03/01/24	6,799,338	7,374,309
3.570%, 07/01/26	4,000,000	4,498,458
3.630%, 10/01/29	1,370,704	1,576,865
3.660%, 10/01/28	4,583,353	5,285,630
3.670%, 07/01/23	2,500,000	2,685,113
3.734%, 07/01/22 (a)	4,453,534	4,535,591
3.740%, 07/01/30	2,880,329	3,380,238
3.760%, 11/01/23	1,059,606	1,152,297
3.770%, 12/01/20	2,078,584	2,077,716
3.821%, 05/01/22 (a)	6,126,984	6,231,042
3.970%, 07/01/21	4,321,516	4,402,786
3.970%, 08/01/33	5,122,506	5,986,460
3.990%, 02/01/28	1,665,142	1,937,305
4.000%, 10/01/32	1,053,232	1,131,540
4.000%, 12/01/40	263,976	285,120
4.000%, 07/01/42	1,637,184	1,781,776
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (c)	1,375,591	1,271,347
Zero Coupon, 10/25/43 (c)	719,349	629,009
Zero Coupon, 12/25/43 (c)	1,574,938	1,389,611
0.685%, 1M LIBOR + 0.500%, 05/25/35 (a)	873,995	875,422
0.685%, 1M LIBOR + 0.500%, 10/25/42 (a)	598,386	599,374
0.785%, 1M LIBOR + 0.600%, 10/25/43 (a)	1,714,913	1,728,822
0.785%, 1M LIBOR + 0.600%, 12/25/43 (a)	1,878,485	1,892,327
1.085%, 1M LIBOR + 0.900%, 03/25/38 (a)	192,206	195,396
1.185%, 1M LIBOR + 1.000%, 08/25/32 (a)	519,465	528,735
2.184%, 03/25/27 (a)	81,336	82,134
3.500%, 02/25/43	3,807,925	4,232,203
5.000%, 03/25/40	4,335,085	4,939,937
5.500%, 12/25/35	999,739	1,178,045
6.000%, 01/25/36	1,024,810	1,198,452
6.346%, -1 x 1M LIBOR + 6.530%, 01/25/41 (a) (b)	3,272,870	779,652
6.500%, 07/18/28	98,104	111,640
Fannie Mae-ACES 2.207%, 01/25/22	6,940,573	7,006,657
2.488%, 05/25/26	1,600,000	1,727,209
2.565%, 12/25/26 (a)	907,214	983,930
2.723%, 10/25/24	1,923,687	2,065,752
3.061%, 05/25/27 (a)	3,090,000	3,453,822
3.103%, 07/25/24 (a)	1,357,539	1,473,307
3.147%, 03/25/28 (a)	2,098,000	2,366,951
3.181%, 06/25/27 (a)	3,216,000	3,579,987
3.193%, 02/25/30 (a)	1,504,000	1,712,827
3.295%, 04/25/29 (a)	2,736,000	3,130,725
3.346%, 03/25/24 (a)	2,423,299	2,624,324
3.497%, 07/25/28 (a)	3,757,000	4,322,469
3.501%, 01/25/24 (a)	1,807,260	1,958,762
3.673%, 09/25/28 (a)	3,075,000	3,601,432
3.776%, 08/25/30 (a)	4,500,000	5,385,851
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	859,901	920,115
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	2,856,723	3,138,676
4.000%, 05/01/43	446,875	475,831
4.000%, 06/01/43	394,758	420,712

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/43	4,856,197	$5,334,264
5.000%, 08/01/39	675,126	775,509
Freddie Mac ARM Non-Gold Pool 4.071%, 12M LIBOR + 1.849%, 07/01/40 (a)	736,461	769,891
Freddie Mac Gold Pool 3.500%, 12/01/32	2,785,518	2,987,900
3.500%, 01/01/33	3,659,628	3,917,655
3.500%, 03/01/33	4,063,432	4,349,740
3.500%, 04/01/33	5,687,164	6,100,820
3.500%, 05/01/33	2,400,047	2,574,186
3.500%, 06/01/43	2,396,557	2,588,017
4.000%, 09/01/32	654,513	700,103
4.000%, 11/01/32	2,532,513	2,726,566
4.000%, 12/01/32	1,323,723	1,425,329
4.000%, 01/01/33	372,657	399,728
4.000%, 02/01/33	353,031	380,088
4.000%, 01/01/46	2,272,737	2,476,433
5.000%, 02/01/34	282,594	309,498
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	1,984,363	2,055,358
2.838%, 09/25/22	1,160,086	1,212,873
3.117%, 06/25/27	2,487,000	2,823,022
3.243%, 04/25/27	1,996,000	2,279,939
3.303%, 11/25/27 (a)	1,755,000	2,023,069
3.326%, 05/25/27	1,072,000	1,227,332
3.336%, 04/25/28 (a)	1,790,000	2,033,414
3.490%, 01/25/24	4,000,000	4,365,458
3.690%, 01/25/29	1,480,000	1,767,794
3.850%, 05/25/28 (a)	7,385,000	8,799,587
3.900%, 08/25/28 (a)	3,170,000	3,801,124
Freddie Mac REMICS (CMO) 0.635%, 1M LIBOR + 0.450%, 08/15/42 (a)	3,635,417	3,638,042
0.865%, 1M LIBOR + 0.680%, 11/15/37 (a)	601,678	608,447
0.885%, 1M LIBOR + 0.700%, 03/15/24 (a)	198,374	199,002
1.535%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	636,924
3.000%, 02/15/26	949,474	989,353
3.500%, 08/15/39	1,179,738	1,209,771
3.500%, 06/15/48	3,018,902	3,083,889
4.000%, 05/15/48	2,862,237	3,129,271
5.000%, 08/15/35	1,299,541	1,490,830
6.000%, 07/15/35	3,254,613	3,778,284
6.000%, 03/15/36	2,578,426	3,116,285
6.185%, -1 x 1M LIBOR + 6.370%, 10/15/37 (a) (b)	2,863,757	668,133
6.215%, -1 x 1M LIBOR + 6.400%, 11/15/36 (a) (b)	1,588,571	158,386
6.500%, 05/15/28	220,027	249,591
6.500%, 03/15/37	548,921	652,427
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (c)	735,910	696,042
3.000%, 01/15/43	3,669,785	3,977,839
FREMF Mortgage Trust (CMO) 3.696%, 11/25/49 (144A) (a)	1,700,000	1,811,557
3.800%, 11/25/49 (144A) (a)	2,000,000	2,107,768
3.975%, 07/25/49 (144A) (a)	1,635,000	1,711,322
4.209%, 11/25/47 (144A) (a)	1,577,000	1,655,205
Ginnie Mae II 30 Yr. Pool 4.500%, 11/20/49	3,738,725	4,092,624

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II ARM Pool 3.875%, 1Y H15 + 1.500%, 04/20/41 (a)	276,142	288,169
Ginnie Mae II Pool 4.282%, 04/20/63 (a)	1,704,312	1,727,244
Government National Mortgage Association (CMO) 0.603%, 1M LIBOR + 0.300%, 08/20/60 (a)	1,753	1,743
0.603%, 1M LIBOR + 0.300%, 11/20/62 (a)	8,751	8,695
0.643%, 1M LIBOR + 0.340%, 12/20/62 (a)	1,477,944	1,470,301
0.690%, 1M LIBOR + 0.500%, 09/20/37 (a)	172,925	173,415
0.703%, 1M LIBOR + 0.400%, 02/20/62 (a)	369,557	368,977
0.713%, 1M LIBOR + 0.410%, 03/20/63 (a)	520,462	518,932
0.723%, 1M LIBOR + 0.420%, 02/20/63 (a)	1,264,050	1,258,924
0.773%, 1M LIBOR + 0.470%, 03/20/63 (a)	2,364,827	2,361,394
0.773%, 1M LIBOR + 0.470%, 07/20/64 (a)	2,859,367	2,855,104
0.773%, 1M LIBOR + 0.470%, 09/20/64 (a)	1,431,934	1,428,731
0.783%, 1M LIBOR + 0.480%, 04/20/63 (a)	6,001,050	5,994,689
0.803%, 1M LIBOR + 0.500%, 01/20/63 (a)	53,652	53,629
0.803%, 1M LIBOR + 0.500%, 04/20/63 (a)	4,484,194	4,478,964
0.803%, 1M LIBOR + 0.500%, 06/20/64 (a)	4,236,329	4,230,491
0.803%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,895,674	1,893,106
0.853%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,761	1,762
0.903%, 1M LIBOR + 0.600%, 04/20/64 (a)	9,947,494	9,968,751
0.953%, 1M LIBOR + 0.650%, 07/20/63 (a)	4,030,826	4,038,866
0.953%, 1M LIBOR + 0.650%, 01/20/64 (a)	1,116,492	1,119,648
0.953%, 1M LIBOR + 0.650%, 02/20/64 (a)	3,710,516	3,721,557
0.953%, 1M LIBOR + 0.650%, 03/20/64 (a)	1,068,681	1,071,626
0.993%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,505,912	1,514,698
1.003%, 1M LIBOR + 0.700%, 09/20/63 (a)	3,178,004	3,189,258
1.053%, 1M LIBOR + 0.750%, 09/20/63 (a)	3,480,201	3,495,034
1.303%, 1M LIBOR + 1.000%, 12/20/66 (a)	1,400,716	1,424,284
1.650%, 02/20/63	1,856,450	1,859,675
1.650%, 04/20/63	1,956,203	1,962,563
4.477%, 04/20/43 (a)	1,361,482	1,504,159
4.500%, 01/16/25	1,068,733	1,153,873
4.788%, 11/20/42 (a)	5,680,294	6,484,858
5.000%, 12/20/33	921,874	1,041,996
5.000%, 06/16/39	297,194	315,299
5.000%, 07/20/39	1,828,203	2,100,225
5.000%, 10/20/39	1,926,045	2,200,060
5.155%, 06/20/40 (a)	2,288,694	2,636,470
5.500%, 07/16/33 (b)	724,906	95,041
Uniform Mortgage-Backed Securities 2.000%, TBA (d)	15,650,000	15,987,240
2.500%, TBA (d)	8,000,000	8,336,562

		460,503,333

Federal Agencies—0.8%
Resolution Funding Corp. Principal Strip Zero Coupon, 07/15/20	3,119,000	3,118,734
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	2,495,284
6.235%, 07/15/45	4,250,000	4,257,742
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	832,050

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	$950,711
Zero Coupon, 06/15/35	750,000	555,541

		12,210,062

U.S. Treasury—21.3%
U.S. Treasury Bonds 1.250%, 05/15/50	270,000	259,211
2.000%, 02/15/50 (e)	2,967,000	3,396,056
2.250%, 08/15/46	3,987,000	4,726,620
2.250%, 08/15/49	170,000	204,345
2.375%, 11/15/49	975,000	1,203,630
2.500%, 02/15/45	6,750,000	8,323,330
2.750%, 08/15/47	8,000,000	10,447,812
2.875%, 05/15/43	21,165,000	27,643,474
2.875%, 08/15/45	7,700,000	10,146,254
2.875%, 05/15/49	27,000	36,507
3.000%, 11/15/44	238,000	318,548
3.000%, 02/15/48	470,000	643,147
3.125%, 11/15/41	3,480,000	4,712,137
3.125%, 05/15/48	1,942,000	2,720,241
3.500%, 02/15/39	450,000	636,504
3.625%, 08/15/43	4,950,000	7,228,160
3.625%, 02/15/44	4,325,000	6,329,029
3.750%, 11/15/43 (e)	3,581,000	5,327,996
4.250%, 05/15/39	200,000	308,930
4.375%, 02/15/38	720,000	1,118,841
4.375%, 05/15/41	1,200,000	1,908,047
5.250%, 02/15/29	500,000	697,344
6.000%, 02/15/26	2,525,000	3,318,402
U.S. Treasury Coupon Strips Zero Coupon, 05/15/22 (e)	4,560,000	4,545,921
Zero Coupon, 08/15/22 (e)	1,800,000	1,793,411
Zero Coupon, 11/15/22	1,250,000	1,244,560
Zero Coupon, 02/15/23 (e)	3,035,000	3,019,788
Zero Coupon, 05/15/23 (e)	47,445,000	47,167,906
Zero Coupon, 08/15/23 (e)	2,220,000	2,203,864
Zero Coupon, 11/15/23	796,000	789,078
Zero Coupon, 02/15/24 (e)	6,404,000	6,339,087
Zero Coupon, 08/15/24 (e)	2,500,000	2,466,959
Zero Coupon, 11/15/24 (e)	1,500,000	1,477,790
Zero Coupon, 02/15/25	2,000,000	1,966,348
Zero Coupon, 05/15/25	5,500,000	5,396,810
Zero Coupon, 08/15/25	648,000	634,501
Zero Coupon, 11/15/26	366,129	353,586
Zero Coupon, 08/15/27	400,000	383,469
Zero Coupon, 11/15/27	570,000	544,534
Zero Coupon, 05/15/28	15,030,000	14,268,332
Zero Coupon, 08/15/28	250,000	236,593
Zero Coupon, 02/15/30 (e)	6,300,000	5,839,168
Zero Coupon, 05/15/30	700,000	646,127
Zero Coupon, 08/15/30	3,925,000	3,608,598
Zero Coupon, 11/15/30 (e)	5,425,000	4,971,274
Zero Coupon, 02/15/31	1,775,000	1,618,977
Zero Coupon, 11/15/31	3,000,000	2,707,839

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips Zero Coupon, 02/15/32	12,900,000	11,601,676
Zero Coupon, 05/15/32	800,000	716,616
Zero Coupon, 08/15/32 (e)	6,900,000	6,157,984
Zero Coupon, 08/15/33 (e)	400,000	350,969
Zero Coupon, 11/15/33	1,000,000	873,892
Zero Coupon, 02/15/34 (e)	2,000,000	1,740,053
Zero Coupon, 08/15/34 (e)	2,600,000	2,243,414
Zero Coupon, 05/15/35 (e)	4,000,000	3,410,747
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	612,055	730,583
U.S. Treasury Inflation Indexed Note 0.125%, 01/15/22 (f)	1,699,560	1,724,179
U.S. Treasury Notes 1.125%, 09/30/21	4,640,000	4,694,738
1.500%, 02/15/30 (e)	530,000	572,876
1.625%, 02/15/26	782,300	836,939
1.625%, 08/15/29 (e)	1,080,000	1,178,212
1.750%, 02/28/22	9,300,000	9,543,035
1.750%, 12/31/24	14,695,900	15,679,262
1.750%, 12/31/26 (e)	2,164,500	2,344,678
1.750%, 11/15/29 (e)	1,540,000	1,700,076
2.000%, 06/30/24	2,308,000	2,471,002
2.000%, 11/15/26	910,000	999,258
2.125%, 02/29/24	663,000	709,488
2.250%, 04/15/22	9,000,000	9,334,336
2.750%, 05/31/23	663,000	712,518
2.750%, 02/15/24	2,300,000	2,511,223
2.875%, 04/30/25	450,000	506,004
2.875%, 05/31/25	4,920,000	5,539,997
2.875%, 05/15/28	6,936,100	8,185,140

		312,947,980

Total U.S. Treasury & Government Agencies (Cost $721,974,078)		785,661,375

Corporate Bonds & Notes—28.8%

Aerospace/Defense—0.6%
Airbus Finance B.V. 2.700%, 04/17/23 (144A)	35,000	36,280
BAE Systems plc 4.750%, 10/11/21 (144A)	1,000,000	1,044,450
Boeing Co. (The) 4.508%, 05/01/23 (e)	1,803,000	1,903,806
4.875%, 05/01/25	435,000	473,651
5.150%, 05/01/30	675,000	753,087
5.705%, 05/01/40 (e)	550,000	622,011
L3Harris Technologies, Inc. 3.832%, 04/27/25	600,000	669,634
Lockheed Martin Corp. 4.500%, 05/15/36 (e)	450,000	584,227
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	213,806
Raytheon Technologies Corp. 3.200%, 03/15/24 (144A)	251,000	270,024

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Raytheon Technologies Corp. 3.750%, 11/01/46	550,000	$629,085
4.350%, 04/15/47 (144A)	133,000	162,223
4.500%, 06/01/42	550,000	681,021

		8,043,305

Agriculture—0.1%
BAT Capital Corp. 4.540%, 08/15/47	55,000	59,868
Cargill, Inc. 2.125%, 04/23/30 (144A)	1,049,000	1,099,361
Reynolds American, Inc. 7.000%, 08/04/41	570,000	703,434

		1,862,663

Airlines—0.5%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	472,678	428,540
3.550%, 01/15/30 (144A)	670,243	553,092
4.125%, 05/15/25 (144A)	819,704	754,703
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	564,185	508,253
3.800%, 09/20/31 (144A)	597,296	571,865
4.125%, 09/20/31 (144A)	798,350	658,724
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	135,576	123,684
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	274,155	256,546
United Airlines Pass-Through Trust 3.500%, 03/01/30	1,211,069	1,132,743
4.000%, 04/11/26	433,550	397,710
4.150%, 08/25/31	1,244,363	1,222,992
4.300%, 08/15/25	606,924	569,224
4.600%, 03/01/26	296,192	221,909

		7,399,985

Banks—7.7%
ABN AMRO Bank NV 4.750%, 07/28/25 (144A)	500,000	551,039
AIB Group plc 4.750%, 10/12/23 (144A)	1,340,000	1,444,731
ANZ New Zealand International, Ltd. 2.550%, 02/13/30 (144A) (e)	970,000	1,038,659
2.850%, 08/06/20 (144A)	250,000	250,598
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	685,000	734,800
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	222,390
Banco Santander S.A. 2.746%, 05/28/25	600,000	621,492
Bank of America Corp. 2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	1,675,000	1,755,716
2.676%, SOFR + 1.930%, 06/19/41 (a)	1,132,000	1,162,437
2.881%, 3M LIBOR + 1.021%, 04/24/23 (a)	210,000	217,690

Banks—(Continued)
Bank of America Corp. 3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,141,000	2,251,816
3.124%, 3M LIBOR + 1.160%, 01/20/23 (a)	2,043,000	2,116,129
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	655,316
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	2,562,000	2,737,607
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,825,420
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	1,400,000	1,603,636
4.000%, 01/22/25	1,071,000	1,182,014
4.250%, 10/22/26	520,000	596,088
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	466,042
Bank of Nova Scotia (The) 1.625%, 05/01/23 (e)	2,000,000	2,047,219
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 4.100%, 09/09/23 (144A)	364,000	400,063
Banque Federative du Credit Mutuel S.A. 3.750%, 07/20/23 (144A)	1,070,000	1,156,482
Barclays plc 2.645%, 1Y H15 + 1.900%, 06/24/31 (a)	1,120,000	1,112,226
3.650%, 03/16/25	254,000	275,364
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a) (e)	500,000	538,491
5.200%, 05/12/26	250,000	278,100
BNP Paribas S.A. 2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	320,000	326,925
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	815,000	857,334
3.500%, 03/01/23 (144A)	400,000	423,389
BNZ International Funding, Ltd. 2.650%, 11/03/22 (144A)	842,000	877,631
2.900%, 02/21/22 (144A)	300,000	310,677
BPCE S.A. 3.375%, 12/02/26 (e)	700,000	779,206
4.625%, 07/11/24 (144A)	400,000	436,269
Canadian Imperial Bank of Commerce 2.100%, 10/05/20	200,000	200,931
Citigroup, Inc. 3.106%, SOFR + 2.750%, 04/08/26 (a)	1,400,000	1,501,017
3.142%, 3M LIBOR + 0.722%, 01/24/23 (a)	667,000	689,825
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	907,000	1,011,063
3.875%, 03/26/25	1,300,000	1,415,977
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	174,464
3.980%, 3M LIBOR + 1.338%, 03/20/30 (a) (e)	1,700,000	1,948,666
4.300%, 11/20/26	750,000	851,264
4.400%, 06/10/25	566,000	633,841
4.450%, 09/29/27	117,000	133,333
Citizens Financial Group, Inc. 2.375%, 07/28/21 (e)	110,000	111,395
4.300%, 12/03/25	193,000	215,951
Commonwealth Bank of Australia 2.000%, 09/06/21 (144A) (e)	500,000	509,337
2.850%, 05/18/26 (144A) (e)	720,000	788,584
3.743%, 09/12/39 (144A)	528,000	566,988
4.500%, 12/09/25 (144A)	352,000	397,335
Cooperative Rabobank UA 3.750%, 07/21/26 (e)	513,000	563,910
4.375%, 08/04/25	424,000	478,386
4.625%, 12/01/23	872,000	961,589

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Credit Agricole S.A. 1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	500,000	$506,875
3.750%, 04/24/23 (144A)	250,000	267,534
4.375%, 03/17/25 (144A)	295,000	325,979
Credit Suisse AG 2.950%, 04/09/25	510,000	553,219
Credit Suisse Group AG 2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	364,498
4.282%, 01/09/28 (144A)	783,000	876,823
Credit Suisse Group Funding Guernsey, Ltd. 3.750%, 03/26/25 (e)	970,000	1,069,107
Danske Bank A/S 2.000%, 09/08/21 (144A)	366,000	371,615
2.700%, 03/02/22 (144A)	372,000	383,969
Deutsche Bank AG 4.250%, 10/14/21 (e)	900,000	923,530
Discover Bank 4.250%, 03/13/26	1,229,000	1,381,440
Fifth Third Bancorp 8.250%, 03/01/38	200,000	324,336
Goldman Sachs Group, Inc. (The) 2.876%, 3M LIBOR + 0.821%, 10/31/22 (a)	820,000	840,700
3.500%, 11/16/26	1,300,000	1,429,687
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	1,674,000	1,874,902
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	542,673
HSBC Holdings plc 3.033%, 3M LIBOR + 0.923%, 11/22/23 (a)	473,000	494,183
3.900%, 05/25/26	200,000	222,043
4.250%, 03/14/24	500,000	538,138
4.250%, 08/18/25	300,000	327,289
4.375%, 11/23/26 (e)	1,006,000	1,114,124
6.100%, 01/14/42	370,000	526,295
6.500%, 09/15/37	930,000	1,260,727
Industrial & Commercial Bank of China, Ltd. 2.452%, 10/20/21 (e)	750,000	761,407
ING Groep NV 4.100%, 10/02/23	1,270,000	1,392,875
KeyCorp 4.150%, 10/29/25	275,000	315,300
Lloyds Banking Group plc 2.907%, 3M LIBOR + 0.810%, 11/07/23 (a)	300,000	312,339
4.375%, 03/22/28 (e)	633,000	734,470
4.450%, 05/08/25	540,000	612,375
4.582%, 12/10/25	400,000	443,930
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A) (e)	250,000	281,960
Macquarie Group, Ltd. 3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (a)	1,015,000	1,093,551
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	2,155,195
Mitsubishi UFJ Financial Group, Inc. 2.527%, 09/13/23	250,000	262,387
3.407%, 03/07/24	1,510,000	1,630,428
3.751%, 07/18/39	615,000	697,803
Mizuho Financial Group, Inc. 2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	814,570
2.869%, 3M LIBOR + 1.310%, 09/13/30 (a)	539,000	569,008

Banks—(Continued)
Morgan Stanley 2.750%, 05/19/22	250,000	259,921
3.125%, 01/23/23 (e)	500,000	530,153
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	1,199,978
3.625%, 01/20/27	1,157,000	1,306,080
3.700%, 10/23/24	500,000	554,570
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a) (e)	278,000	316,442
3.875%, 04/29/24	700,000	774,044
4.300%, 01/27/45	400,000	503,208
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	1,071,261
5.000%, 11/24/25 (e)	1,269,000	1,482,203
5.500%, 07/28/21	807,000	849,795
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	871,695
NatWest Markets plc 3.625%, 09/29/22 (144A)	1,155,000	1,210,516
Northern Trust Corp. 1.950%, 05/01/30 (e)	1,355,000	1,392,851
Regions Financial Corp. 2.750%, 08/14/22	136,000	141,648
3.800%, 08/14/23	132,000	143,547
Royal Bank of Canada 4.650%, 01/27/26	495,000	576,367
Royal Bank of Scotland Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	570,000	598,322
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	725,503
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	521,897
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	341,802
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	700,000	758,478
Societe Generale S.A. 3.000%, 01/22/30 (144A)	1,322,000	1,344,483
3.875%, 03/28/24 (144A)	700,000	747,901
4.250%, 04/14/25 (144A)	500,000	529,095
Standard Chartered plc 2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	755,774
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a) (e)	1,200,000	1,245,720
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (a)	300,000	330,409
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a)	300,000	327,299
Sumitomo Mitsui Financial Group, Inc. 2.778%, 10/18/22	411,000	429,586
2.784%, 07/12/22	800,000	833,371
2.846%, 01/11/22	900,000	929,979
3.010%, 10/19/26	212,000	231,588
3.040%, 07/16/29	1,020,000	1,099,123
3.102%, 01/17/23	482,000	509,749
SunTrust Banks, Inc. 2.750%, 05/01/23	1,200,000	1,265,838
Truist Financial Corp. 1.950%, 06/05/30	420,000	426,265
UBS AG 1.750%, 04/21/22 (144A)	550,000	560,384
UBS Group Funding Switzerland AG 2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	276,000	285,881
3.491%, 05/23/23 (144A)	762,000	798,181
4.125%, 09/24/25 (144A)	300,000	340,036

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co. 2.188%, SOFR + 2.000%, 04/30/26 (a) (e)	280,000	$289,511
3.068%, SOFR + 2.530%, 04/30/41 (a)	750,000	780,396
3.069%, 01/24/23 (e)	2,470,000	2,558,490
3.196%, 3M LIBOR + 1.170%, 06/17/27 (a)	1,085,000	1,176,462
4.100%, 06/03/26	1,291,000	1,455,152
4.650%, 11/04/44	595,000	736,990
5.375%, 11/02/43	1,005,000	1,364,551
Westpac Banking Corp. 4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	1,165,121
4.421%, 07/24/39 (e)	450,000	531,214

		113,182,966

Beverages—0.8%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,685,000	1,986,495
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	212,269
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 06/01/30	430,000	483,391
4.350%, 06/01/40	5,000	5,694
4.375%, 04/15/38	1,300,000	1,492,981
4.439%, 10/06/48	950,000	1,093,979
4.500%, 06/01/50	890,000	1,061,227
4.600%, 06/01/60	315,000	376,559
4.750%, 01/23/29	470,000	567,784
4.750%, 04/15/58	775,000	935,470
Beam Suntory, Inc. 3.250%, 05/15/22	760,000	788,960
Coca-Cola Femsa S.A.B. de C.V. 2.750%, 01/22/30	610,000	645,118
Constellation Brands, Inc. 4.400%, 11/15/25	300,000	346,757
5.250%, 11/15/48	180,000	236,030
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	815,050
Keurig Dr Pepper, Inc. 3.430%, 06/15/27	175,000	192,951
4.417%, 05/25/25	268,000	309,016
4.985%, 05/25/38 (e)	387,000	494,949

		12,044,680

Biotechnology—0.1%
Amgen, Inc. 2.200%, 02/21/27	430,000	453,422
Baxalta, Inc. 5.250%, 06/23/45	27,000	36,621
Biogen, Inc. 2.250%, 05/01/30	269,000	271,461
3.150%, 05/01/50 (e)	230,000	221,439
Gilead Sciences, Inc. 3.250%, 09/01/22	365,000	385,555

		1,368,498

Building Materials—0.1%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	225,577
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	536,927
Masco Corp. 6.500%, 08/15/32	720,000	874,681

		1,637,185

Chemicals—0.3%
Albemarle Corp. 5.450%, 12/01/44	350,000	367,705
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	722,103
Dow Chemical Co. (The) 8.850%, 09/15/21 (e)	640,000	690,580
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	1,192,646
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	404,000	471,167
Nutrien, Ltd. 3.000%, 04/01/25	200,000	214,289
3.375%, 03/15/25	87,000	94,835
4.125%, 03/15/35	620,000	695,810
Sherwin-Williams Co. (The) 3.125%, 06/01/24	247,000	265,388

		4,714,523

Commercial Services—0.4%
Emory University 2.143%, 09/01/30	790,000	822,136
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	973,991
7.000%, 10/15/37 (144A)	500,000	640,356
Ford Foundation (The) 2.815%, 06/01/70	275,000	285,012
Global Payments, Inc. 4.150%, 08/15/49	615,000	702,316
Pepperdine University 3.301%, 12/01/59	450,000	461,905
President & Fellows of Harvard College 3.300%, 07/15/56 (e)	714,000	867,023
University of Southern California 3.226%, 10/01/2120	440,000	457,215

		5,209,954

Computers—0.7%
Apple, Inc. 2.900%, 09/12/27	836,000	937,040
3.000%, 06/20/27 (e)	675,000	753,918
3.200%, 05/11/27	514,000	582,593
3.750%, 09/12/47	1,200,000	1,438,763
3.750%, 11/13/47	200,000	243,501
3.850%, 05/04/43	510,000	632,532
3.850%, 08/04/46	362,000	450,950

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Dell International LLC / EMC Corp. 6.020%, 06/15/26 (144A)	577,000	$661,516
DXC Technology Co. 4.250%, 04/15/24 (e)	310,000	333,326
HP, Inc. 3.000%, 06/17/27 (e)	490,000	513,604
International Business Machines Corp. 1.700%, 05/15/27 (e)	1,915,000	1,955,433
3.300%, 05/15/26	1,275,000	1,434,709
6.500%, 01/15/28	300,000	401,078

		10,338,963

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30 (e)	1,470,000	1,603,080
Unilever Capital Corp. 3.375%, 03/22/25	310,000	348,393

		1,951,473

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	238,495

Diversified Financial Services—1.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/23/23	468,000	459,511
3.500%, 01/15/25	600,000	563,152
4.450%, 12/16/21	450,000	454,474
4.450%, 04/03/26	650,000	616,039
4.500%, 09/15/23	1,255,000	1,255,147
6.500%, 07/15/25 (e)	275,000	288,099
Air Lease Corp. 3.250%, 03/01/25 (e)	484,000	483,635
3.250%, 10/01/29 (e)	1,065,000	1,013,961
3.375%, 07/01/25	1,675,000	1,674,568
American Express Co. 3.400%, 02/27/23	600,000	642,132
Avolon Holdings Funding, Ltd. 4.375%, 05/01/26 (144A)	540,000	454,050
5.250%, 05/15/24 (144A)	805,000	734,998
BOC Aviation, Ltd.
2.750%, 09/18/22 (144A)	480,000	483,015
3.500%, 10/10/24 (144A)	385,000	399,075
Brookfield Finance, Inc.
3.900%, 01/25/28	358,000	392,908
4.700%, 09/20/47	409,000	471,168
4.850%, 03/29/29	485,000	570,753
Capital One Bank USA N.A. 3.375%, 02/15/23	600,000	631,751
Capital One Financial Corp.
3.750%, 07/28/26	860,000	938,436
4.200%, 10/29/25	200,000	221,937
CME Group, Inc. 3.000%, 03/15/25 (e)	440,000	485,737

Diversified Financial Services—(Continued)
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A) (e)	439,000	452,318
GE Capital International Funding Co. 4.418%, 11/15/35	2,726,000	2,767,561
Invesco Finance plc 4.000%, 01/30/24 (e)	500,000	544,046
Jefferies Group LLC 5.125%, 01/20/23	300,000	325,566
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	881,243
ORIX Corp. 2.900%, 07/18/22	362,000	374,497
Park Aerospace Holdings, Ltd. 5.250%, 08/15/22 (144A)	695,000	652,403
Private Export Funding Corp.
2.800%, 05/15/22	1,000,000	1,042,738
3.550%, 01/15/24	7,383,000	8,045,197

		28,320,115

Electric—2.6%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	242,070
Alabama Power Co. 3.550%, 12/01/23	461,000	502,329
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,853,771
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	468,534
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	1,048,097
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	304,476
Consumers Energy Co. 4.350%, 08/31/64	191,000	243,451
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	605,790
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	196,362
DTE Electric Co. 5.700%, 10/01/37	300,000	402,532
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	406,239
Duke Energy Progress LLC
4.100%, 03/15/43	200,000	240,809
4.375%, 03/30/44	247,000	310,393
5.700%, 04/01/35	360,000	490,154
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A) (e)	1,050,000	1,070,940
Edison International
3.550%, 11/15/24	1,180,000	1,245,945
5.750%, 06/15/27 (e)	400,000	459,210
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	592,626

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Enel Finance International NV
3.500%, 04/06/28 (144A)	465,000	$500,089
3.625%, 05/25/27 (144A)	480,000	523,973
4.625%, 09/14/25 (144A)	265,000	301,790
Entergy Arkansas, Inc. 3.050%, 06/01/23	765,000	811,113
Entergy Corp. 2.950%, 09/01/26	194,000	214,076
Entergy Louisiana LLC
2.400%, 10/01/26	414,000	443,666
3.050%, 06/01/31	195,000	215,827
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	420,090
Exelon Corp. 3.497%, 06/01/22	600,000	626,338
Exelon Generation Co. LLC 3.400%, 03/15/22	643,000	668,258
6.250%, 10/01/39	160,000	189,948
FirstEnergy Corp. 2.650%, 03/01/30 (e)	725,000	756,555
3.400%, 03/01/50	685,000	730,328
4.850%, 07/15/47	289,000	366,094
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,793,587
Fortis, Inc. 3.055%, 10/04/26	929,000	1,002,378
Indiana Michigan Power Co. 3.200%, 03/15/23 (e)	330,000	348,117
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	350,203
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	257,170
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	457,164
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	387,516
Nevada Power Co.
5.375%, 09/15/40	223,000	285,599
6.650%, 04/01/36	360,000	510,361
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	323,081
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	480,450
NextEra Energy Capital Holdings, Inc. 3.625%, 06/15/23	410,000	438,095
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	706,879
3.508%, 10/01/24 (144A)	305,000	334,858
Northern States Power Co. 6.500%, 03/01/28 (e)	628,000	834,759
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	738,308
Pacific Gas and Electric Co. 1.750%, 06/16/22	3,360,000	3,365,242
PacifiCorp 3.600%, 04/01/24	315,000	344,688

Electric—(Continued)
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	122,815
PPL Electric Utilities Corp. 2.500%, 09/01/22	300,000	307,930
Progress Energy, Inc. 7.000%, 10/30/31	200,000	282,828
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	416,182
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	818,561
Sempra Energy 4.050%, 12/01/23	1,054,000	1,148,580
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	599,030
Southern California Edison Co. 3.650%, 03/01/28	500,000	561,115
5.550%, 01/15/36	500,000	628,358
Southern Power Co. 5.150%, 09/15/41	400,000	454,797
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	308,450
Tampa Electric Co. 4.450%, 06/15/49	500,000	635,086
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	572,552
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	241,587
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	156,963
6.000%, 05/15/37	685,000	958,691

		38,623,853

Electronics—0.2%
Arrow Electronics, Inc. 3.250%, 09/08/24	439,000	465,362
3.875%, 01/12/28	376,000	393,963
Honeywell International, Inc. 1.350%, 06/01/25 (e)	1,095,000	1,124,447
Roper Technologies, Inc. 3.000%, 12/15/20	125,000	126,130

		2,109,902

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	175,756

Environmental Control—0.0%
Waste Management, Inc. 3.450%, 06/15/29 (e)	325,000	336,292

Food—0.4%
Campbell Soup Co. 4.800%, 03/15/48	305,000	400,903
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	267,338

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—(Continued)
General Mills, Inc. 4.000%, 04/17/25	535,000	$605,300
4.550%, 04/17/38	130,000	163,750
Kellogg Co. 2.100%, 06/01/30	460,000	465,908
Kroger Co. (The) 8.000%, 09/15/29	610,000	879,843
McCormick and Co., Inc. 2.500%, 04/15/30 (e)	1,239,000	1,292,168
Mondelez International, Inc. 2.750%, 04/13/30	22,000	23,729
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	1,100,000	1,189,661
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	123,866

		5,412,466

Forest Products & Paper—0.0%
International Paper Co. 8.700%, 06/15/38	250,000	383,171

Gas—0.6%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A) (e)	700,000	767,435
4.250%, 07/15/27 (144A)	687,000	766,800
Atmos Energy Corp. 4.150%, 01/15/43	460,000	558,537
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	616,298
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	368,787
NiSource, Inc. 2.950%, 09/01/29 (e)	465,000	506,596
6.250%, 12/15/40	510,000	707,246
Southern California Gas Co. 2.550%, 02/01/30	829,000	892,019
Southern Co. Gas Capital Corp. 3.500%, 09/15/21	1,000,000	1,027,523
3.950%, 10/01/46	212,000	233,899
4.400%, 06/01/43	375,000	423,288
6.000%, 10/01/34	1,000,000	1,326,197
Southwest Gas Corp. 3.800%, 09/29/46	332,000	360,969

		8,555,594

Healthcare-Products—0.3%
Abbott Laboratories 1.150%, 01/30/28 (e)	500,000	499,531
4.900%, 11/30/46	885,000	1,270,459
Boston Scientific Corp. 3.750%, 03/01/26	600,000	681,314
4.700%, 03/01/49 (e)	575,000	733,274
Covidien International Finance S.A. 2.950%, 06/15/23	37,000	39,405

Healthcare-Products—(Continued)
Thermo Fisher Scientific, Inc. 2.950%, 09/19/26	286,000	316,344
4.150%, 02/01/24	515,000	571,119

		4,111,446

Healthcare-Services—0.9%
Aetna, Inc. 6.625%, 06/15/36	297,000	422,281
Anthem, Inc. 3.500%, 08/15/24	1,035,000	1,132,584
4.101%, 03/01/28	460,000	537,607
4.650%, 08/15/44	324,000	413,010
Bon Secours Mercy Health, Inc. 3.464%, 06/01/30	820,000	905,436
Children S Hospital Corp. 2.585%, 02/01/50	430,000	433,998
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	547,600
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	1,016,927
HCA, Inc. 5.125%, 06/15/39	565,000	658,382
5.250%, 06/15/26	900,000	1,035,909
Laboratory Corp. of America Holdings 3.200%, 02/01/22	447,000	463,678
Memorial Health Services 3.447%, 11/01/49	995,000	1,044,353
NYU Langone Hospitals 3.380%, 07/01/55	410,000	395,478
Partners Healthcare System, Inc. 3.342%, 07/01/60	1,777,000	1,909,570
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	224,573
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	157,462
Rush Obligated Group 3.922%, 11/15/29	851,000	954,388
Texas Health Resources 4.330%, 11/15/55	250,000	323,260
UnitedHealth Group, Inc. 2.000%, 05/15/30 (e)	690,000	722,195
4.625%, 07/15/35	320,000	420,944

		13,719,635

Holding Companies-Diversified—0.1%
Hutchison Whampoa International 11, Ltd. 4.625%, 01/13/22 (144A)	1,100,000	1,152,427

Insurance—1.1%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	495,000	546,406
3.900%, 04/06/28 (144A)	415,000	462,941
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	746,001

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
American Financial Group, Inc. 3.500%, 08/15/26	750,000	$799,366
Aon plc 3.500%, 06/14/24	485,000	528,406
Assurant, Inc. 4.200%, 09/27/23	605,000	641,303
Athene Global Funding 2.750%, 06/25/24 (144A)	890,000	900,458
2.950%, 11/12/26 (144A)	1,825,000	1,831,262
Berkshire Hathaway Finance Corp. 4.300%, 05/15/43	831,000	1,084,287
Dai-ichi Life Insurance Co., Ltd. (The) 4.000%, 3M LIBOR + 3.660%, 07/24/26 (144A) (a)	759,000	804,540
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A)	156,000	198,380
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	459,979
Jackson National Life Global Funding 3.050%, 04/29/26 (144A)	300,000	323,699
3.250%, 01/30/24 (144A)	460,000	491,109
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	1,029,668
Lincoln National Corp. 4.200%, 03/15/22	350,000	370,669
Manulife Financial Corp. 4.061%, 5Y USD Swap + 1.647%, 02/24/32 (a)	500,000	529,870
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	550,000	629,490
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	537,118
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	763,247
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	779,493
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a)	200,000	208,179
Principal Financial Group, Inc. 3.125%, 05/15/23	250,000	265,268
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (a)	430,000	427,429

		15,358,568

Internet—0.1%
Amazon.com, Inc. 2.500%, 06/03/50 (e)	370,000	374,209
2.700%, 06/03/60 (e)	340,000	345,118

		719,327

Iron/Steel—0.0%
Nucor Corp. 6.400%, 12/01/37	250,000	346,953
Steel Dynamics, Inc. 3.450%, 04/15/30	237,000	247,695

		594,648

Machinery-Diversified—0.2%
Deere & Co. 8.100%, 05/15/30	400,000	599,937
John Deere Capital Corp. 2.250%, 09/14/26 (e)	325,000	351,521
Nvent Finance Sarl 4.550%, 04/15/28	562,000	601,082
Otis Worldwide Corp. 2.565%, 02/15/30 (144A)	1,110,000	1,163,993
Xylem, Inc. 3.250%, 11/01/26	118,000	130,252

		2,846,785

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.800%, 03/01/50	935,000	1,059,734
6.834%, 10/23/55	400,000	538,760
Comcast Corp.
3.250%, 11/01/39	545,000	604,640
3.900%, 03/01/38	591,000	701,550
4.200%, 08/15/34	556,000	676,417
4.250%, 01/15/33	1,880,000	2,308,050
4.600%, 10/15/38	880,000	1,120,669
4.950%, 10/15/58	1,105,000	1,570,858
COX Communications, Inc. 3.250%, 12/15/22 (144A)	1,010,000	1,064,419
Discovery Communications LLC 5.200%, 09/20/47	485,000	564,053
Grupo Televisa S.A.B. 6.125%, 01/31/46 (e)	200,000	254,714
TCI Communications, Inc. 7.125%, 02/15/28	801,000	1,115,793
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	1,202,739
ViacomCBS, Inc.
3.700%, 08/15/24	474,000	514,935
4.850%, 07/01/42	255,000	270,776
5.900%, 10/15/40	125,000	151,616

		13,719,723

Mining—0.1%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	300,000	320,679
Barrick Gold Corp. 6.450%, 10/15/35	300,000	404,383

		725,062

Miscellaneous Manufacturing—0.2%
General Electric Co.
3.450%, 05/01/27	375,000	384,663
3.625%, 05/01/30 (e)	580,000	580,519
5.550%, 01/05/26 (e)	393,000	456,202
Parker-Hannifin Corp.
4.100%, 03/01/47	250,000	283,822
4.450%, 11/21/44	333,000	397,170

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	$540,549

		2,642,925

Oil & Gas—0.9%
Apache Corp. 5.100%, 09/01/40	350,000	287,463
BP Capital Markets America, Inc. 3.017%, 01/16/27	655,000	709,119
BP Capital Markets plc 3.279%, 09/19/27 (e)	534,000	583,190
Chevron Corp. 2.236%, 05/11/30	460,000	481,520
Ecopetrol S.A. 4.125%, 01/16/25	433,000	434,087
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	416,469
EQT Corp. 3.900%, 10/01/27	200,000	162,686
Exxon Mobil Corp.
2.610%, 10/15/30 (e)	940,000	1,002,125
2.992%, 03/19/25	1,060,000	1,153,113
2.995%, 08/16/39 (e)	690,000	729,799
3.095%, 08/16/49	860,000	896,996
Hess Corp. 6.000%, 01/15/40	245,000	262,408
Marathon Petroleum Corp. 3.625%, 09/15/24	371,000	395,580
Noble Energy, Inc.
5.050%, 11/15/44	450,000	408,915
6.000%, 03/01/41	360,000	345,474
Ovintiv, Inc 7.200%, 11/01/31	400,000	362,809
Suncor Energy, Inc.
5.950%, 12/01/34	668,000	810,242
5.950%, 05/15/35	210,000	248,924
7.875%, 06/15/26	544,000	654,691
9.250%, 10/15/21 (e)	243,000	265,559
Total Capital International S.A.
2.986%, 06/29/41 (e)	900,000	917,235
3.127%, 05/29/50	870,000	888,052
3.461%, 07/12/49 (e)	660,000	712,451
Valero Energy Corp.
2.700%, 04/15/23	550,000	570,640
7.500%, 04/15/32	126,000	173,393

		13,872,940

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	433,569
Halliburton Co.
4.750%, 08/01/43	215,000	212,265
4.850%, 11/15/35	270,000	283,969
6.750%, 02/01/27 (e)	200,000	236,499

Oil & Gas Services—(Continued)
Halliburton Co.
8.750%, 02/15/21 (e)	350,000	365,180

		1,531,482

Packaging & Containers—0.0%
WRKCo, Inc. 3.750%, 03/15/25	300,000	332,520

Pharmaceuticals—1.6%
AbbVie, Inc.
2.800%, 03/15/23 (144A)	172,000	178,480
3.200%, 11/21/29 (144A) (e)	1,583,000	1,760,452
3.450%, 03/15/22 (144A)	500,000	519,456
3.850%, 06/15/24 (144A)	1,038,000	1,139,811
4.050%, 11/21/39 (144A)	982,000	1,138,931
4.400%, 11/06/42	600,000	723,384
4.450%, 05/14/46	220,000	267,030
AstraZeneca plc 6.450%, 09/15/37	350,000	528,703
Becton Dickinson & Co. 3.734%, 12/15/24 (e)	85,000	93,587
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	784,000	879,831
4.125%, 06/15/39 (144A) (e)	527,000	672,993
4.550%, 02/20/48 (144A)	550,000	750,925
5.000%, 08/15/45 (144A)	200,000	281,902
5.700%, 10/15/40 (144A)	165,000	243,920
Cigna Corp. 4.800%, 07/15/46 (144A)	156,000	196,268
CVS Health Corp.
3.250%, 08/15/29	690,000	762,196
4.300%, 03/25/28	813,000	950,472
5.050%, 03/25/48	2,065,000	2,686,086
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	725,109	775,689
5.773%, 01/10/33 (144A)	705,816	794,211
6.204%, 10/10/25 (144A)	453,672	484,854
8.353%, 07/10/31 (144A)	141,795	183,210
Eli Lilly and Co. 2.250%, 05/15/50	400,000	383,498
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	103,054
Merck & Co., Inc. 2.450%, 06/24/50	630,000	632,275
Mylan, Inc. 4.550%, 04/15/28 (e)	350,000	402,052
Pfizer, Inc. 3.900%, 03/15/39	1,080,000	1,332,393
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	445,000	471,330
3.200%, 09/23/26	2,100,000	2,329,334
Takeda Pharmaceutical Co., Ltd.
3.175%, 07/09/50	440,000	441,710
3.375%, 07/09/60	310,000	310,023
Upjohn, Inc. 3.850%, 06/22/40 (144A)	812,000	870,854

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Zoetis, Inc. 2.000%, 05/15/30	590,000	$601,714

		23,890,628

Pipelines—1.0%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	270,437
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	498,985
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	825,202
Enable Midstream Partners L.P. 4.150%, 09/15/29	443,000	388,436
4.950%, 05/15/28	290,000	269,091
Enbridge, Inc. 3.700%, 07/15/27	200,000	220,640
4.500%, 06/10/44	350,000	392,414
6.250%, 3M LIBOR + 3.641%, 03/01/78 (a)	200,000	197,000
Energy Transfer Operating L.P. 6.050%, 06/01/41	270,000	278,168
EnLink Midstream Partners L.P. 4.150%, 06/01/25	200,000	154,000
5.600%, 04/01/44	201,000	122,610
Enterprise Products Operating LLC
3.700%, 01/31/51 (e)	455,000	473,041
3.900%, 02/15/24	470,000	514,316
3.950%, 01/31/60	290,000	299,841
4.200%, 01/31/50	390,000	431,516
4.950%, 10/15/54	179,000	199,529
5.100%, 02/15/45	200,000	236,059
Kinder Morgan, Inc. 5.200%, 03/01/48 (e)	250,000	303,515
Magellan Midstream Partners L.P. 4.200%, 12/01/42 (e)	269,000	258,910
MPLX L.P.
4.125%, 03/01/27 (e)	373,000	397,925
4.500%, 04/15/38	814,000	813,721
5.250%, 01/15/25	375,000	389,936
5.500%, 02/15/49	165,000	187,215
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	1,062,940
ONEOK, Inc. 3.400%, 09/01/29	245,000	238,257
5.200%, 07/15/48	70,000	69,713
Phillips 66 Partners L.P. 3.150%, 12/15/29	330,000	337,782
3.550%, 10/01/26 (e)	100,000	108,372
4.900%, 10/01/46	200,000	216,540
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	505,273
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	271,468
Sunoco Logistics Partners Operations L.P.
3.900%, 07/15/26 (e)	117,000	123,070

Pipelines—(Continued)
Sunoco Logistics Partners Operations L.P.
4.950%, 01/15/43	394,000	357,117
5.300%, 04/01/44	200,000	192,906
6.100%, 02/15/42	500,000	522,537
TC PipeLines L.P. 3.900%, 05/25/27	100,000	105,161
Tennessee Gas Pipeline Co. LLC 2.900%, 03/01/30 (144A)	425,000	435,456
TransCanada PipeLines, Ltd. 3.750%, 10/16/23	400,000	431,962
4.750%, 05/15/38 (e)	300,000	352,526
Williams Cos., Inc. (The) 3.900%, 01/15/25	100,000	109,420
4.850%, 03/01/48 (e)	300,000	328,034

		13,891,041

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	661,021
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	646,704

		1,307,725

Real Estate Investment Trusts—1.1%
Alexandria Real Estate Equities, Inc. 3.800%, 04/15/26	175,000	196,310
4.000%, 02/01/50	566,000	690,788
American Tower Corp. 2.100%, 06/15/30	470,000	470,977
2.250%, 01/15/22	500,000	512,478
2.900%, 01/15/30	30,000	32,013
3.375%, 10/15/26	287,000	319,207
3.700%, 10/15/49	665,000	728,593
Boston Properties L.P.
3.200%, 01/15/25	380,000	409,021
3.850%, 02/01/23	800,000	854,219
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	500,000	516,336
Crown Castle International Corp. 2.250%, 01/15/31	915,000	921,605
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	307,964
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	595,758
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	418,431
Healthpeak Properties, Inc. 3.500%, 07/15/29	600,000	653,314
3.875%, 08/15/24 (e)	1,136,000	1,248,632
LifeStorage L.P. 3.500%, 07/01/26	1,000,000	1,070,959
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	476,694
Office Properties Income Trust 4.000%, 07/15/22	627,000	624,564

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Prologis L.P. 3.250%, 10/01/26	199,000	$223,212
Realty Income Corp. 3.000%, 01/15/27	200,000	211,677
3.875%, 04/15/25	505,000	561,074
4.650%, 03/15/47	225,000	281,718
Regency Centers L.P. 2.950%, 09/15/29	560,000	568,288
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	749,898
SITE Centers Corp. 4.700%, 06/01/27	226,000	229,922
UDR, Inc. 2.950%, 09/01/26	233,000	246,766
3.000%, 08/15/31	95,000	101,254
3.200%, 01/15/30	625,000	681,008
Ventas Realty L.P. 3.500%, 02/01/25	197,000	203,328
3.850%, 04/01/27	369,000	386,055
Welltower, Inc. 3.100%, 01/15/30	445,000	461,465
6.500%, 03/15/41	225,000	286,011
WP Carey, Inc. 4.250%, 10/01/26	285,000	311,132

		16,550,671

Retail—0.4%
Alimentation Couche-Tard, Inc. 2.950%, 01/25/30 (144A)	360,000	373,179
3.800%, 01/25/50 (144A)	625,000	647,621
Dollar General Corp. 4.125%, 05/01/28 (e)	485,000	567,135
Home Depot, Inc. (The) 3.125%, 12/15/49	815,000	894,253
Lowe’s Cos., Inc. 3.120%, 04/15/22	300,000	312,213
3.125%, 09/15/24	276,000	300,452
3.650%, 04/05/29	198,000	227,017
4.550%, 04/05/49	405,000	512,792
McDonald’s Corp. 4.450%, 03/01/47	180,000	218,947
4.700%, 12/09/35	84,000	105,399
6.300%, 10/15/37	152,000	220,497
O’Reilly Automotive, Inc. 3.600%, 09/01/27 (e)	494,000	555,080
TJX Cos., Inc. (The) 3.875%, 04/15/30	360,000	422,968
Walmart, Inc. 3.300%, 04/22/24	575,000	631,541

		5,989,094

Semiconductors—0.3%
Analog Devices, Inc. 3.125%, 12/05/23	293,000	314,788
4.500%, 12/05/36	336,000	392,754

Semiconductors—(Continued)
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	600,000	648,637
Broadcom, Inc. 4.110%, 09/15/28 (144A)	1,268,000	1,386,882
4.750%, 04/15/29 (144A) (e)	680,000	771,734
QUALCOMM, Inc. 2.150%, 05/20/30 (e)	1,475,000	1,535,228

		5,050,023

Software—0.3%
Fiserv, Inc. 3.200%, 07/01/26	305,000	337,577
4.400%, 07/01/49	295,000	358,840
Microsoft Corp.
2.400%, 08/08/26	400,000	436,681
2.525%, 06/01/50 (e)	342,000	353,871
2.675%, 06/01/60	341,000	355,844
3.500%, 02/12/35 (e)	296,000	362,182
3.950%, 08/08/56	149,000	191,410
4.100%, 02/06/37 (e)	582,000	750,707
Oracle Corp.
3.800%, 11/15/37	900,000	1,038,177
3.850%, 07/15/36	124,000	144,659
3.900%, 05/15/35	106,000	128,183
4.300%, 07/08/34	103,000	127,694

		4,585,825

Telecommunications—1.4%
AT&T, Inc.
2.300%, 06/01/27	1,740,000	1,796,469
3.500%, 06/01/41	479,000	503,037
3.950%, 01/15/25 (e)	858,000	959,250
4.500%, 05/15/35	1,000,000	1,186,328
4.900%, 08/15/37	1,755,000	2,102,228
6.350%, 03/15/40	530,000	737,059
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	576,000	636,905
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	498,000	557,325
T-Mobile USA, Inc. 1.500%, 02/15/26 (144A)	1,040,000	1,039,927
2.050%, 02/15/28 (144A)	1,160,000	1,160,545
3.500%, 04/15/25 (144A) (e)	1,065,000	1,160,871
3.750%, 04/15/27 (144A)	1,705,000	1,891,698
Verizon Communications, Inc. 4.016%, 12/03/29	196,000	234,285
4.125%, 03/16/27	400,000	471,519
4.272%, 01/15/36	280,000	346,653
4.400%, 11/01/34	600,000	745,558
4.672%, 03/15/55	1,490,000	2,024,529
4.862%, 08/21/46	780,000	1,060,332
5.250%, 03/16/37	548,000	741,655
Vodafone Group plc 5.250%, 05/30/48	540,000	710,516
6.150%, 02/27/37	500,000	699,815

		20,766,504

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.4%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	327,000	$379,048
7.950%, 08/15/30	1,185,000	1,778,988
Burlington Northern, Inc. 8.750%, 02/25/22	812,000	922,629
CSX Corp. 4.750%, 11/15/48	404,000	536,150
6.000%, 10/01/36	300,000	411,440
Norfolk Southern Corp. 3.850%, 01/15/24	679,000	751,887
3.942%, 11/01/47	219,000	257,407
Union Pacific Corp. 4.100%, 09/15/67	200,000	239,648

		5,277,197

Trucking & Leasing—0.1%
Aviation Capital Group LLC 3.500%, 11/01/27 (144A)	300,000	247,275
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.700%, 03/14/23 (144A)	948,000	970,235
4.125%, 08/01/23 (144A)	598,000	638,407

		1,855,917

Water—0.1%
American Water Capital Corp. 2.800%, 05/01/30	750,000	815,453

Total Corporate Bonds & Notes (Cost $394,939,888)		423,217,405

Asset-Backed Securities—11.1%

Asset-Backed - Automobile—3.9%
AmeriCredit Automobile Receivables Trust
2.300%, 02/18/22	200,808	201,106
2.690%, 06/19/23	409,000	417,482
2.710%, 08/18/22	421,000	425,584
3.130%, 01/18/23	945,000	959,395
Carvana Auto Receivables Trust
3.040%, 04/15/25 (144A)	3,815,000	3,845,409
CPS Auto Receivables Trust
2.860%, 06/15/23 (144A)	429,372	430,354
3.790%, 06/15/23 (144A)	564,000	572,661
Credit Acceptance Auto Loan Trust
3.020%, 04/15/26 (144A)	4,025,000	4,035,607
3.350%, 06/15/26 (144A)	489,000	491,744
Drive Auto Receivables Trust
3.530%, 12/15/23 (144A)	3,841,836	3,896,139
3.660%, 11/15/24	3,134,485	3,163,114
3.720%, 09/16/24	2,128,697	2,145,868
3.840%, 03/15/23	1,581,607	1,605,479
4.090%, 06/15/26	1,225,000	1,248,774
4.160%, 05/15/24 (144A)	912,035	924,216
4.180%, 03/15/24 (144A)	1,402,308	1,421,965

Asset-Backed - Automobile—(Continued)
DT Auto Owner Trust
3.470%, 12/15/23 (144A)	688,963	692,142
3.550%, 11/15/22 (144A)	388,856	390,993
3.580%, 05/15/23 (144A)	692,298	698,438
3.770%, 10/17/22 (144A)	211,131	211,688
3.810%, 12/15/23 (144A)	1,211,000	1,228,909
Exeter Automobile Receivables Trust
3.640%, 11/15/22 (144A)	600,458	603,019
3.950%, 12/15/22 (144A)	381,566	384,144
Flagship Credit Auto Trust
2.710%, 11/15/22 (144A)	704,602	707,971
3.790%, 12/16/24 (144A)	3,855,000	3,965,748
Hertz Vehicle Financing II L.P. 2.960%, 10/25/21 (144A)	463,350	459,145
OneMain Direct Auto Receivables Trust
2.550%, 11/14/23 (144A)	579,968	580,468
2.820%, 07/15/24 (144A)	4,225,000	4,240,182
Prestige Auto Receivables Trust 3.910%, 11/15/22 (144A)	1,979,000	1,998,519
Santander Retail Auto Lease Trust 2.930%, 05/20/21 (144A)	726,045	727,555
Sonoran Auto Receivables Trust
4.750%, 07/15/24	3,439,662	3,405,266
4.750%, 06/15/25	3,702,452	3,702,452
Tachem 3.330%, 07/09/40	460,000	460,000
Tricolor Auto Securitization Trust 5.050%, 12/15/20 (144A)	417,777	415,847
U.S. Auto Funding LLC 5.500%, 07/15/23 (144A)	1,148,134	1,171,221
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	586,685	587,385
Veros Automobile Receivables Trust 4.050%, 02/15/24 (144A)	4,300,000	4,317,685

		56,733,674

Asset-Backed - Credit Card—0.2%
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	2,635,000	2,718,307

Asset-Backed - Other—7.0%
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,132,219	1,211,911
3.678%, 12/17/36 (144A)	89,956	96,300
4.201%, 12/17/36 (144A)	400,000	427,427
4.290%, 10/17/36 (144A)	300,000	326,719
4.596%, 12/17/36 (144A)	250,000	270,174
5.036%, 10/17/52 (144A)	1,900,000	2,120,481
5.639%, 04/17/52 (144A)	500,000	551,480
6.231%, 10/17/36 (144A)	650,000	722,481
6.418%, 12/17/36 (144A)	300,000	335,553
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	941,308
Business Jet Securities LLC 4.212%, 07/15/34 (144A)	3,312,561	3,218,927
4.335%, 02/15/33 (144A)	2,564,387	2,577,375
4.447%, 06/15/33 (144A)	2,237,969	2,220,543

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Camillo 5.000%, 12/05/23 (g) (h)	3,426,737	$3,419,233
Colony American Finance, Ltd. 2.554%, 11/15/48 (144A)	602,455	603,876
Conix Mortgage Asset Trust 4.704%, 12/25/47 (144A) † (a) (g) (h)	1,078,519	17,041
COOF Securitization Trust, Ltd. 2.910%, 06/25/40 (144A) (a) (b)	685,275	63,186
CoreVest American Finance Trust 2.705%, 10/15/52 (144A)	1,819,618	1,866,598
3.880%, 03/15/52 (144A)	2,470,000	2,556,625
Commercial Mortgage Securities Association 2.000%, 04/25/23	3,699,850	3,644,352
3.500%, 07/25/23 (g) (h)	2,215,233	2,213,018
Diamond Resorts Owner Trust 3.270%, 10/22/29 (144A)	672,770	671,849
3.700%, 01/21/31 (144A)	1,387,086	1,414,614
DT Asset Trust 5.840%, 12/16/22	2,000,000	1,994,660
Engs Commercial Finance Trust 2.630%, 02/22/22 (144A)	2,957	2,959
Fort Credit LLC 3.020%, 1M LIBOR + 2.830%, 11/16/35 (144A) † (a)	5,900,000	5,382,133
Foundation Finance Trust 3.860%, 11/15/34 (144A)	1,366,778	1,379,416
Freedom Financial Network LLC 2.620%, 11/18/26 (144A)	967,386	967,196
3.610%, 07/18/24 (144A)	222,803	222,079
3.990%, 10/20/25 (144A)	738,527	738,238
FTF Funding II LLC 3.100%, 08/15/20	1,637,505	1,146,333
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	171,384	171,370
Goodgreen Trust 2.760%, 10/15/54 (144A)	1,774,934	1,758,582
3.260%, 10/15/53 (144A)	2,041,161	2,079,476
3.740%, 10/15/52 (144A)	430,656	450,012
5.000%, 10/20/51	3,477,950	3,503,202
HERO Funding Trust 3.080%, 09/20/42 (144A)	502,962	513,270
3.950%, 09/20/48 (144A)	1,728,805	1,812,924
4.460%, 09/20/47 (144A)	1,391,716	1,479,010
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	515,122	508,359
Kabbage Funding LLC 3.825%, 03/15/24 (144A)	3,418,612	3,374,605
KGS-Alpha SBA COOF Trust 0.629%, 05/25/39 (144A) (a) (b)	3,079,106	46,368
0.983%, 08/25/38 (144A) (a) (b)	2,361,571	47,687
1.728%, 03/25/39 (144A) (a) (b)	2,515,849	106,053
2.763%, 04/25/40 (144A) (a) (b)	634,850	54,565
Lendingpoint Asset Securitization Trust 3.071%, 11/10/25 (144A)	1,730,992	1,735,634
LV Tower 52 Issuer LLC 5.750%, 07/15/19 (144A) † (g) (h)	1,325,585	1,336,971
7.750%, 07/15/19 (144A) † (g) (h)	677,630	683,451

Asset-Backed - Other—(Continued)
OnDeck Asset Securitization Trust LLC 3.500%, 04/18/22 (144A)	330,996	328,275
OneMain Financial Issuance Trust 6.000%, 02/20/29 (144A)	1,000,000	1,003,915
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	4,465,000	4,497,028
Oportun Funding VII LLC 3.220%, 10/10/23 (144A)	988,000	984,773
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	6,506,000	6,531,196
Progress Residential Trust 4.656%, 08/17/35 (144A)	2,568,000	2,630,788
Purchasing Power Funding LLC 3.340%, 08/15/22 (144A)	3,080,339	3,085,459
Renew Financial 3.670%, 09/20/52 (144A)	556,351	574,163
Rice Park Financing Trust 4.625%, 10/31/41 (144A) †	1,676,101	1,642,975
SoFi Consumer Loan Program LLC 3.090%, 10/27/25 (144A)	27,621	27,671
SOL S.p.A. 4.160%, 02/09/30	1,505,662	1,553,929
Tricon American Homes Trust 2.589%, 11/17/33 (144A)	1,165,200	1,170,270
Vericrest Opportunity Loan Trust 2.981%, 02/25/50 (144A) (i)	2,262,559	2,235,796
3.278%, 11/25/49 (144A) (i)	2,019,690	2,017,433
VM DEBT LLC 7.500%, 06/15/24	2,262,455	2,128,474
VOLT LXIV LLC 3.375%, 10/25/47 (144A) (i)	1,498,056	1,497,154
VOLT LXXXV LLC 3.228%, 01/25/50 (144A) (i)	1,944,946	1,932,896
VOLT LXXXVII LLC 2.981%, 02/25/50 (144A) (i)	2,307,152	2,285,973
VOLT LXXXVIII LLC 2.981%, 03/25/50 (144A) (i)	2,688,646	2,651,133
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	1,062,323	1,083,880

		102,848,805

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 0.985%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	749,135	716,666

Total Asset-Backed Securities (Cost $158,359,764)		163,017,452

Mortgage-Backed Securities—4.9%

Collateralized Mortgage Obligations—2.5%
ACRE TL 6.400%, 12/15/20 (g) (h)	3,800,000	3,762,000
Banc of America Funding Trust 3.915%, 05/20/34 (a)	326,681	326,000

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Bear Stearns ALT-A Trust 0.825%, 1M LIBOR + 0.640%, 07/25/34 (a)	226,329	$226,476
Global Mortgage Securitization, Ltd. 0.505%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	264,554	247,472
HarborView Mortgage Loan Trust 4.092%, 05/19/34 (a)	568,675	568,206
Headlands Residential LLC 3.875%, 08/25/22 (144A) (i)	3,600,000	3,652,468
3.967%, 06/25/24 (144A) (i)	3,100,000	3,089,904
4.250%, 06/25/23 (144A) (i)	4,450,000	4,521,212
Impac CMB Trust 0.925%, 1M LIBOR + 0.740%, 11/25/34 (a)	1,631,129	1,571,999
JPMorgan Mortgage Trust 3.604%, 08/25/34 (a)	81,029	81,520
MASTR Asset Securitization Trust 5.500%, 12/25/33	242,902	255,088
Merrill Lynch Mortgage Investors Trust 0.645%, 1M LIBOR + 0.460%, 04/25/29 (a)	266,985	251,309
0.685%, 1M LIBOR + 0.500%, 05/25/29 (a)	816,608	780,842
0.805%, 1M LIBOR + 0.620%, 10/25/28 (a)	320,272	311,697
0.825%, 1M LIBOR + 0.640%, 10/25/28 (a)	616,558	596,004
1.257%, 6M LIBOR + 0.680%, 01/25/29 (a)	428,251	420,553
Seasoned Credit Risk Transfer Trust 3.500%, 07/25/58	4,725,403	5,343,974
3.500%, 10/25/58	1,341,951	1,593,568
Sequoia Mortgage Trust 0.790%, 1M LIBOR + 0.600%, 12/20/34 (a)	846,100	807,107
0.830%, 1M LIBOR + 0.640%, 01/20/34 (a)	442,728	426,923
0.850%, 1M LIBOR + 0.660%, 07/20/33 (a)	551,760	533,034
0.870%, 1M LIBOR + 0.680%, 10/20/34 (a)	814,817	764,923
0.950%, 1M LIBOR + 0.760%, 04/20/33 (a)	422,192	406,401
Structured Asset Mortgage Investments Trust 1.094%, 1M LIBOR + 0.900%, 05/19/33 (a)	756,018	735,847
Structured Asset Mortgage Investments Trust II 0.894%, 1M LIBOR + 0.700%, 01/19/34 (a)	784,589	744,894
0.894%, 1M LIBOR + 0.700%, 03/19/34 (a)	778,133	741,838
Structured Asset Securities Corp. Mortgage Loan Trust 0.785%, 1M LIBOR + 0.600%, 10/25/27 (a)	75,374	74,999
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.743%, 11/25/33 (a)	321,480	314,523
Thornburg Mortgage Securities Trust 0.825%, 1M LIBOR + 0.640%, 09/25/43 (a)	374,288	362,926
3.470%, 12/25/44 (a)	471,514	458,692
3.647%, 04/25/45 (a)	998,215	943,284
Toorak Mortgage Corp. 3.721%, 09/25/22 (i)	2,107,000	2,101,877

		37,017,560

Commercial Mortgage-Backed Securities—2.4%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	1,287,458
BB-UBS Trust 2.892%, 06/05/30 (144A)	240,000	219,155
3.430%, 11/05/36 (144A)	2,950,000	2,836,228

Commercial Mortgage-Backed Securities—(Continued)
BXMT, Ltd. 2.144%, 1M LIBOR + 1.950%, 06/15/35 (144A) (a)	2,200,000	2,148,300
2.894%, 1M LIBOR + 2.700%, 06/15/35 (144A) (a)	1,860,000	1,794,900
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	4,669,838
Commercial Mortgage Trust
0.247%, 07/10/45 (144A) (a) (b)	119,969,349	776,046
2.896%, 02/10/37 (144A)	3,050,000	2,991,365
3.942%, 04/10/33 (144A) (a)	1,450,000	1,636,962
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	771,978
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	3,126,528
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	838,129
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,925,053
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	520,219
RR Trust
Zero Coupon, 04/26/48 (144A) † (c)	8,830,000	7,360,643
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,400,000	1,439,942
WF-RBS Commercial Mortgage Trust 4.399%, 03/15/45 (144A) (a)	300,000	252,223

		34,594,967

Total Mortgage-Backed Securities (Cost $69,941,988)		71,612,527

Foreign Government—1.1%

Sovereign—1.1%
Colombia Government International Bonds 4.000%, 02/26/24 (e)	923,000	967,996
5.000%, 06/15/45	749,000	840,752
5.625%, 02/26/44	200,000	238,500
7.375%, 09/18/37	200,000	272,000
Israel Government AID Bonds
Zero Coupon, 11/01/24	8,960,000	8,654,797
Zero Coupon, 08/15/25	2,500,000	2,386,886
Mexico Government International Bonds 3.600%, 01/30/25	537,000	569,381
4.125%, 01/21/26 (e)	189,000	204,122
4.350%, 01/15/47 (e)	228,000	228,340
4.600%, 01/23/46	959,000	989,669
4.600%, 02/10/48 (e)	200,000	207,500
5.750%, 10/12/10 (e)	500,000	553,750
Panama Government International Bond 4.500%, 04/16/50	350,000	428,050
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	407,040

Total Foreign Government (Cost $15,834,539)		16,948,783

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Short-Term Investment—2.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $32,784,458; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $33,440,235.	32,784,458	$32,784,458

Total Short-Term Investments (Cost $32,784,458)		32,784,458

Securities Lending Reinvestments (j)—5.7%

Certificates of Deposit—0.5%
Agricultural Bank of China 0.700%, 08/06/20	200,000	200,049
Bank of Nova Scotia 0.370%, FEDEFF PRV + 0.290%, 07/10/20 (a)	999,706	1,000,028
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (a)	1,000,000	1,000,321
Industrial & Commercial Bank of China Corp. 0.550%, 09/15/20	1,000,000	999,974
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 09/09/20	999,081	999,360
NatWest Bank plc 0.310%, 09/04/20	2,000,000	1,999,960
Sumitomo Mitsui Banking Corp. 0.304%, 1M LIBOR + 0.120%, 07/28/20 (a)	1,000,000	1,000,024

		7,199,716

Repurchase Agreements—1.3%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $4,080,968; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $4,162,583.	4,080,960	4,080,960
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,200,003; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $1,224,001.	1,200,000	1,200,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,200,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $2,244,000.	2,200,000	2,200,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $500,003; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $510,003.	500,000	500,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $900,008; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,000,083.	900,000	900,000
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $5,000,010; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $4,000,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $4,424,435.	4,000,000	4,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $600,004; collateralized by various Common Stock with an aggregate market value of $666,776.	600,000	600,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $200,010; collateralized by various Common Stock with an aggregate market value of $222,267.	200,000	200,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,200,007; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $1,333,461.	1,200,000	1,200,000

		19,880,960

Mutual Funds—3.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (k)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (k)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (k)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (k)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (k)	10,000,000	10,000,000
RBC U.S. Government Money Market Fund, Institutional Share 0.110% (k)	1,000,000	1,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (k)	17,000,000	17,000,000

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.110% (k)	5,000,000	$5,000,000

		58,000,000

Total Securities Lending Reinvestments (Cost $85,080,231)		85,080,676

Total Investments—107.2% (Cost $1,478,914,946)		1,578,322,676
Other assets and liabilities (net)—(7.2)%		(106,678,787)

Net Assets—100.0%		$1,471,643,889

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $16,423,124, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $84,721,980 and the collateral received consisted of cash in the amount of $85,079,747 and non-cash collateral with a value of $1,573,165. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(f)	Principal amount of security is adjusted for inflation.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.8% of net assets.
(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(k)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $263,488,133, which is 17.9% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Conix Mortgage Asset Trust, 4.704%, 12/25/47	05/16/13	$1,078,519	$1,078,519	$17,041
Fort Credit LLC, 3.020%, 11/16/35	11/28/18	5,900,000	5,900,000	5,382,133
LV Tower 52 Issuer LLC, 5.750%, 07/15/19	08/03/15-02/10/17	1,325,585	1,324,095	1,336,971
LV Tower 52 Issuer LLC, 7.750%, 07/15/19	08/03/15	677,630	677,177	683,451
RR Trust, Zero Coupon, 04/26/48	05/24/18-05/29/18	8,830,000	5,926,793	7,360,643
Rice Park Financing Trust, 4.625%, 10/31/41	11/30/16	1,676,101	1,670,834	1,642,975

				$16,423,214

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$785,661,375	$—	$785,661,375
Total Corporate Bonds & Notes*	—	423,217,405	—	423,217,405
Asset-Backed Securities
Asset-Backed - Automobile	—	56,733,674	—	56,733,674
Asset-Backed - Credit Card	—	2,718,307	—	2,718,307
Asset-Backed - Other	—	95,179,091	7,669,714	102,848,805
Asset-Backed - Student Loan	—	716,666	—	716,666
Total Asset-Backed Securities	—	155,347,738	7,669,714	163,017,452
Mortgage-Backed Securities
Collateralized Mortgage Obligations	—	33,255,560	3,762,000	37,017,560
Commercial Mortgage-Backed Securities	—	34,594,967	—	34,594,967
Total Mortgage-Backed Securities	—	67,850,527	3,762,000	71,612,527
Total Foreign Government*	—	16,948,783	—	16,948,783
Total Short-Term Investment*	—	32,784,458	—	32,784,458
Securities Lending Reinvestments
Certificates of Deposit	—	7,199,716	—	7,199,716
Repurchase Agreements	—	19,880,960	—	19,880,960
Mutual Funds	58,000,000	—	—	58,000,000
Total Securities Lending Reinvestments	58,000,000	27,080,676	—	85,080,676
Total Investments	$58,000,000	$1,508,890,962	$11,431,714	$1,578,322,676

Collateral for Securities Loaned (Liability)	$—	$(85,079,747)	$—	$(85,079,747)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended June 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $6,243,731 were due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,578,322,676
Cash	3,296
Receivable for:
Investments sold	574,146
Fund shares sold	491,366
Principal paydowns	77,953
Interest	6,374,696

Total Assets	1,585,844,133
Liabilities
Collateral for securities loaned	85,079,747
Payables for:
Investments purchased	3,865,442
TBA securities purchased	24,199,559
Fund shares redeemed	111,405
Accrued Expenses:
Management fees	487,978
Distribution and service fees	88,422
Deferred trustees’ fees	148,279
Other expenses	219,412

Total Liabilities	114,200,244

Net Assets	$1,471,643,889

Net Assets Consist of:
Paid in surplus	$1,426,272,744
Distributable earnings (Accumulated losses)	45,371,145

Net Assets	$1,471,643,889

Net Assets
Class A	$1,028,489,709
Class B	443,154,180
Capital Shares Outstanding*
Class A	97,351,734
Class B	41,972,576
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.56
Class B	10.56

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,478,914,946.
(b)	Includes securities loaned at value of $84,721,980.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Interest	$21,973,594
Securities lending income	48,284

Total investment income	22,021,878
Expenses
Management fees	4,132,743
Administration fees	34,867
Custodian and accounting fees	87,735
Distribution and service fees—Class B	556,315
Audit and tax services	46,315
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	34,370
Insurance	5,252
Miscellaneous	10,329

Total expenses	4,945,416
Less management fee waiver	(1,051,971)

Net expenses	3,893,445

Net Investment Income	18,128,433

Net Realized and Unrealized Gain
Net realized gain on investments	18,317,111
Net change in unrealized appreciation on investments	49,871,878

Net realized and unrealized gain	68,188,989

Net Increase in Net Assets From Operations	$86,317,422

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,128,433	$45,692,887
Net realized gain	18,317,111	5,848,384
Net change in unrealized appreciation	49,871,878	91,800,955

Increase in net assets from operations	86,317,422	143,342,226

From Distributions to Shareholders
Class A	(37,878,748)	(51,907,154)
Class B	(14,921,675)	(19,719,147)

Total distributions	(52,800,423)	(71,626,301)

Decrease in net assets from capital share transactions	(93,855,549)	(745,460,799)

Total decrease in net assets	(60,338,550)	(673,744,874)

Net Assets
Beginning of period	1,531,982,439	2,205,727,313

End of period	$1,471,643,889	$1,531,982,439

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	96,022	$1,027,535	172,711	$1,767,692
Reinvestments	3,610,939	37,878,748	5,175,190	51,907,154
Redemptions	(10,852,657)	(116,215,063)	(77,621,253)	(799,244,494)

Net decrease	(7,145,696)	$(77,308,780)	(72,273,352)	$(745,569,648)

Class B
Sales	3,485,197	$36,886,401	4,578,083	$47,023,559
Reinvestments	1,422,467	14,921,675	1,966,017	19,719,147
Redemptions	(6,443,935)	(68,354,845)	(6,511,566)	(66,633,857)

Net increase (decrease)	(1,536,271)	$(16,546,769)	32,534	$108,849

Decrease derived from capital shares transactions		$(93,855,549)		$(745,460,799)

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.36		$10.02	$10.30	$10.22	$10.28	$10.47

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.27	0.26	0.24	0.22	0.20
Net realized and unrealized gain (loss)	0.47		0.57	(0.24)	0.12	0.04	(0.13)

Total income (loss) from investment operations	0.60		0.84	0.02	0.36	0.26	0.07

Less Distributions
Distributions from net investment income	(0.40)		(0.50)	(0.30)	(0.28)	(0.32)	(0.26)

Total distributions	(0.40)		(0.50)	(0.30)	(0.28)	(0.32)	(0.26)

Net Asset Value, End of Period	$10.56		$10.36	$10.02	$10.30	$10.22	$10.28

Total Return (%) (b)	5.86	(c)	8.50	0.28	3.56	2.49	0.71

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(d)	0.58	0.58	0.58	0.57	0.57
Net ratio of expenses to average net assets (%) (e)	0.44	(d)	0.44	0.44	0.44	0.44	0.44
Ratio of net investment income to average net assets (%)	2.49	(d)	2.67	2.62	2.34	2.09	1.93
Portfolio turnover rate (%)	14	(c)(f)	30	24	23	18	9
Net assets, end of period (in millions)	$1,028.5		$1,082.2	$1,771.1	$1,926.3	$1,905.2	$2,008.9

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.34		$10.00	$10.28	$10.20	$10.26	$10.45

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.25	0.24	0.21	0.19	0.18
Net realized and unrealized gain (loss)	0.48		0.56	(0.24)	0.13	0.05	(0.13)

Total income (loss) from investment operations	0.60		0.81	0.00	0.34	0.24	0.05

Less Distributions
Distributions from net investment income	(0.38)		(0.47)	(0.28)	(0.26)	(0.30)	(0.24)

Total distributions	(0.38)		(0.47)	(0.28)	(0.26)	(0.30)	(0.24)

Net Asset Value, End of Period	$10.56		$10.34	$10.00	$10.28	$10.20	$10.26

Total Return (%) (b)	5.79	(c)	8.21	0.02	3.31	2.23	0.48

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(d)	0.83	0.83	0.83	0.82	0.82
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.69	0.69	0.69	0.69	0.69
Ratio of net investment income to average net assets (%)	2.24	(d)	2.42	2.37	2.09	1.84	1.69
Portfolio turnover rate (%)	14	(c)(f)	30	24	23	18	9
Net assets, end of period (in millions)	$443.2		$449.7	$434.7	$484.2	$478.9	$480.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 10%.

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Core Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to the authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-27

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-28

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

BHFTI-29

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $32,784,458. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $19,880,960. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional

BHFTI-30

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(36,504,810)	$—	$—	$—	$(36,504,810)
Foreign Government	(639,553)	—	—	—	(639,553)
U.S. Treasury & Government Agencies	(47,935,384)	—	—	—	(47,935,384)
Total Borrowings	$(85,079,747)	$—	$—	$—	$(85,079,747)
Gross amount of recognized liabilities for securities lending transactions					$(85,079,747)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty

BHFTI-31

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$95,925,713	$113,704,182	$171,850,692	$124,942,323

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$57,611,746	$33,677,813

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.550% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020 were $4,132,743.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

BHFTI-32

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.140%	ALL

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,477,780,999

Gross unrealized appreciation	112,277,647
Gross unrealized depreciation	(11,735,970)

Net unrealized appreciation (depreciation)	$100,541,677

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$71,626,301	$69,275,537	$—	$—	$71,626,301	$69,275,537

BHFTI-33

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$52,462,821	$—	$43,416,446	$(83,871,189)	$12,008,078

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $889,134 and accumulated long-term capital losses of $82,982,055.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-34

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-35

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Managed by J.P. Morgan Asset Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the JPMorgan Global Active Allocation Portfolio returned -2.63%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

The first six months of 2020 altered the economic, policy, and investing landscape more profoundly than any other half year period in modern history. A quick glance at employment data drives this message home—the U.S. unemployment rate leaping from a 51-year low of 3.5% in February to a post-World War II high of 14.7% in April. But equally, the massive policy responses in the U.S. and around the world, will shape the global economy for years to come. Although we have recorded the deepest economic contraction in 90 years, we believe it could also be the shortest. As governments and central banks intervened forcefully, with fiscal and monetary stimulus packages of unprecedented size and scope, and the growth rate of COVID-19 cases began to slow, markets were quick to react. Investors began to price in a recovery for an economy that had been on sound footing before the virus outbreak. The MSCI All-Country World Index was up 19.4% in the second quarter, representing the best quarterly performance since 2009, and year-to-date was down 6%.

Within equities, U.S. large caps were down 3.1% during the period as measured by the S&P 500 Index. Within the large cap universe, growth outperformed value by 26.1% in part due to tilts towards the Technology sector. Small caps were down 13.0% for the period while international markets were mixed. Emerging market equities were down 9.7% as measured by the MSCI Emerging Market Index. In developed markets, European equities were down 12.4% as measured by the MSCI Europe Index, while Japanese equities were down 6.9% for the period as measured by the MSCI Japan Index.

Global fixed income markets have been mixed in 2020. From a policy perspective, the Federal Reserve (the “Fed”) issued two separate out-of-meeting “emergency” cuts in March which led the Federal Funds rate to a target range of 0.00%-0.25%. The Fed also made their first purchase in June of corporate bond ETFs through their Secondary Market Corporate Credit Facility and which helped spreads narrow. In aggregate, U.S. fixed income markets rose 6.1% over the reporting period as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. In the credit space, high-quality corporate bonds rose 5.0% as measured by the Bloomberg Barclays U.S. Investment Grade Corporate Index, while U.S. high yield was down -3.8% measured by the Bloomberg Barclays U.S. High Yield Index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The foundation of the Portfolio is a diversified, growth-oriented asset allocation that reduces exposure to extreme market events, specifically those associated with significant sustained drawdowns. The Portfolio’s long-term Strategic Asset Allocation has exposure of 50% to global equities, 25% to investment-grade fixed income, 20% to convertible debt securities, and 5% to opportunistic investments including high yield, emerging market debt, Real Estate Investment Trusts (“REITs”), and commodities. The strategy seeks to generate consistent capital appreciation over time with better protection against volatility through asset allocation, both strategic and tactical, as well as through employing a de-risking framework, Systematic Exposure Management (“SEM”). SEM aims to reduce the Portfolio’s exposure to asset classes exhibiting negative returns or elevated volatility. Portfolio allocations are not only adjusted based on SEM but also on our tactical asset allocation views. These views are informed by quantitative and qualitative inputs and seek to improve upon the Strategic Asset Allocation. These tactical asset allocation views aim to add additional returns within the Portfolio. As a final element to the Portfolio’s construction, the duration overlay is implemented through a 10-year U.S. Treasury interest rate swap and provides an extended duration exposure further balancing of Portfolio risk and additional diversification benefits.

The Portfolio began the year with SEM, the primary risk management model, suggesting full levels of risk in all asset classes. By March 31st, the Portfolio was fully de-risked in emerging markets debt, substantially de-risked in U.S. and EAFE equities, largely de-risked in emerging markets equities, and moderately de-risked in convertibles. Given the rally in global equity and fixed markets in the second quarter, the negative momentum signals subsided, and by the end of the reporting period, the Portfolio was still moderately de-risked in emerging markets debt, and slightly de-risked in EAFE and emerging markets equity.

Over the reporting period, the Portfolio outperformed its benchmark, the Dow Jones Moderate Index. This outperformance was driven by security selection and the duration overlay. The active Growth Advantage strategy contributed the most to outperformance, while the active convertibles strategy detracted the most. SEM detracted over the period, as did asset allocation decisions.

Derivatives may be used in the Portfolio to implement tactical decisions. Derivative usage is also permissible for purposes, such as hedging, cash management as a substitute for purchasing or selling securities, and to manage Portfolio characteristics. During the reporting period, the Portfolio has utilized equity futures, Treasury futures, foreign fixed income futures, commodity futures, interest rate swaps and currency forwards for hedging and investment purposes. The Portfolio also utilized interest rate swaps and currency forwards solely for hedging purposes. All derivatives acted as the Portfolio managers expected over the period.

At the end of the reporting period, the Portfolio was underweight equity overall, with the largest underweight being to EAFE. In fixed income, the Portfolio was underweight German Bunds and overweight high yield, and slightly overweight duration. Given an

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Managed by J.P. Morgan Asset Management, Inc.

Portfolio Manager Commentary*—(Continued)

apparent willingness of governments and central banks to use fiscal and monetary measures to continue to mitigate any negative economic shocks, the Portfolio continued to add to risk assets going into the end of the reporting period.

Michael Feser

Jeffrey Geller

Grace Koo

Jonathan Cummings

Matthew Cummings

Portfolio Managers

J.P. Morgan Asset Management, Inc.,

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
JPMorgan Global Active Allocation Portfolio
Class B	-2.63	2.99	4.72	5.99
Dow Jones Moderate Index	-3.66	1.99	5.47	6.49

1 Inception date of the Class B shares is 4/23/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Equity Sectors

% of Net Assets
Financials	7.8
Information Technology	5.8
Consumer Discretionary	4.5
Health Care	4.2
Industrials	3.5

Top Fixed Income Sectors

% of Net Assets
Convertible Bonds	19.2
Corporate Bonds & Notes	17.0
U.S. Treasury & Government Agencies	7.5
Asset-Backed Securities	2.2
Mortgage-Backed Securities	0.8

Top Equity Holdings

% of Net Assets
Bank of America Corp.	0.9
Wells Fargo & Co., Series L	0.8
Microsoft Corp.	0.6
Nestle S.A.	0.6
Roche Holding AG	0.5

Top Fixed Income Issuers

% of Net Assets
Fannie Mae Pool	2.0
U.S. Treasury Notes	1.3
Booking Holdings, Inc.	1.2
STMicroelectronics NV	1.1
Barclays Bank plc	1.0

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Global Active Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.97%	$1,000.00	$973.70	$4.76
	Hypothetical*	0.97%	$1,000.00	$1,020.04	$4.87

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—34.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
Airbus SE (a)	14,746	$1,049,307
Austal, Ltd.	99,964	225,264
BAE Systems plc	23,672	141,591
General Dynamics Corp.	4,088	610,992
Northrop Grumman Corp.	1,249	383,993
Raytheon Technologies Corp.	16,397	1,010,383
Safran S.A. (a)	10,813	1,081,649
Thales S.A.	3,881	313,055
Ultra Electronics Holdings plc	19,851	491,065

		5,307,299

Air Freight & Logistics—0.1%
bpost S.A. (a)	24,859	167,418
Deutsche Post AG	41,566	1,516,313
Yamato Holdings Co., Ltd.	12,700	274,514

		1,958,245

Airlines—0.1%
Delta Air Lines, Inc. (b)	3,300	92,565
Qantas Airways, Ltd.	135,508	354,002
Ryanair Holdings plc (ADR) (a)	3,233	214,477
Southwest Airlines Co.	12,734	435,248

		1,096,292

Auto Components—0.2%
Bridgestone Corp. (b)	41,800	1,344,923
Magna International, Inc.	3,135	139,601
Sumitomo Electric Industries, Ltd.	45,500	523,347
TS Tech Co., Ltd.	12,800	350,987
Xinyi Glass Holdings, Ltd.	664,000	816,695

		3,175,553

Automobiles—0.6%
General Motors Co.	6,067	153,495
Honda Motor Co., Ltd.	73,900	1,889,310
Peugeot S.A. (a)	85,809	1,392,901
Tesla, Inc. (a)	1,635	1,765,489
Thor Industries, Inc. (b)	4,099	436,666
Toyota Motor Corp.	93,400	5,859,135

		11,496,996

Banks—2.7%
Australia & New Zealand Banking Group, Ltd.	55,281	715,402
Banco Santander Chile (ADR)	27,790	455,756
Banco Santander S.A. (a)	202,243	493,171
Bank Central Asia Tbk PT	628,900	1,254,190
Bank of America Corp.	102,422	2,432,522
Bank Rakyat Indonesia Persero Tbk PT	5,910,500	1,261,737
Bankia S.A.	256,342	272,620
BAWAG Group AG (144A) (a)	5,694	196,318
BNP Paribas S.A. (a)	46,452	1,841,501
BOC Hong Kong Holdings, Ltd.	418,000	1,327,177
Capitec Bank Holdings, Ltd.	14,203	702,506
Citigroup, Inc.	33,202	1,696,622
Citizens Financial Group, Inc.	28,024	707,326

Banks—(Continued)
Commonwealth Bank of Australia	7,537	362,978
Credicorp, Ltd. (b)	6,460	863,508
DBS Group Holdings, Ltd.	208,600	3,120,348
DNB ASA	74,432	984,834
East West Bancorp, Inc. (b)	5,036	182,505
Erste Group Bank AG (a)	32,946	774,203
Fifth Third Bancorp (b)	12,868	248,095
FinecoBank Banca Fineco S.p.A. (a)	85,817	1,156,393
First Republic Bank	6,819	722,746
Grupo Financiero Banorte S.A.B. de C.V. - Class O	181,800	629,057
HDFC Bank, Ltd. (ADR) (b)	99,822	4,537,908
HSBC Holdings plc	164,869	771,696
ING Groep NV	168,146	1,168,081
Israel Discount Bank, Ltd. - Class A	68,989	211,098
Itau Unibanco Holding S.A. (ADR) (b)	232,555	1,090,683
KBC Group NV	6,866	393,243
KeyCorp (b)	25,833	314,646
Kotak Mahindra Bank, Ltd.	84,498	1,515,713
Lloyds Banking Group plc	2,329,886	898,795
M&T Bank Corp.	5,633	585,663
Mitsubishi UFJ Financial Group, Inc.	713,800	2,791,797
National Australia Bank, Ltd.	10,118	127,922
Norwegian Finans Holding ASA (a)	64,176	440,448
PNC Financial Services Group, Inc. (The)	10,215	1,074,720
Public Bank Bhd	102,400	396,147
Regions Financial Corp. (b)	19,908	221,377
Sberbank of Russia PJSC (ADR) (a) (b)	114,129	1,294,223
Shinsei Bank, Ltd.	57,600	693,623
Skandinaviska Enskilda Banken AB - Class A (a)	99,711	862,374
Standard Chartered plc	161,156	877,387
Sumitomo Mitsui Financial Group, Inc.	90,800	2,553,581
Sumitomo Mitsui Trust Holdings, Inc.	32,000	898,094
Svenska Handelsbanken AB - A Shares (a)	127,479	1,208,445
Truist Financial Corp.	20,042	752,577
U.S. Bancorp	13,602	500,826
UniCredit S.p.A. (a)	10,127	92,972
United Overseas Bank, Ltd.	86,900	1,264,092
Wells Fargo & Co.	55,186	1,412,761
Westpac Banking Corp.	68,122	848,564

		52,200,971

Beverages—0.6%
Ambev S.A. (ADR) (b)	297,865	786,364
Asahi Group Holdings, Ltd.	13,800	483,459
Budweiser Brewing Co. APAC, Ltd.	580,200	1,685,636
Carlsberg A/S - Class B	14,980	1,978,857
Coca-Cola Amatil, Ltd.	99,800	598,245
Coca-Cola Co. (The)	13,620	608,542
Constellation Brands, Inc. - Class A	2,630	460,118
Diageo plc	70,873	2,352,555
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	11,175	692,962
Heineken NV	6,462	595,098
Keurig Dr Pepper, Inc.	9,581	272,100
Kweichow Moutai Co., Ltd. - Class A	8,456	1,749,998

		12,263,934

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—0.5%
AbbVie, Inc.	20,332	$1,996,196
Alexion Pharmaceuticals, Inc. (a)	2,539	284,977
Alnylam Pharmaceuticals, Inc. (a)	2,151	318,585
Amgen, Inc.	6,930	1,634,510
Biogen, Inc. (a)	943	252,300
CSL, Ltd.	12,363	2,451,002
Exact Sciences Corp. (a) (b)	4,881	424,354
Exelixis, Inc. (a) (b)	17,789	422,311
Gilead Sciences, Inc.	433	33,315
Intercept Pharmaceuticals, Inc. (a) (b)	1,878	89,975
Regeneron Pharmaceuticals, Inc. (a) (b)	1,822	1,136,290
Vertex Pharmaceuticals, Inc. (a)	1,188	344,888

		9,388,703

Building Products—0.2%
Carrier Global Corp.	8,873	197,158
Cie de Saint-Gobain (a)	23,912	859,457
Daikin Industries, Ltd.	12,200	1,961,836
Fortune Brands Home & Security, Inc. (b)	6,683	427,244
Masco Corp.	5,952	298,850
Trane Technologies plc	8,398	747,254

		4,491,799

Capital Markets—1.0%
3i Group plc	203,317	2,094,022
B3 S.A. - Brasil Bolsa Balcao	110,448	1,118,880
BlackRock, Inc.	1,640	892,308
Blackstone Group, Inc. (The) - Class A	4,515	255,820
Charles Schwab Corp. (The)	36,620	1,235,559
CME Group, Inc.	1,326	215,528
Credit Suisse Group AG	59,806	617,097
Deutsche Boerse AG	7,626	1,378,391
Euronext NV	15,451	1,547,363
Goldman Sachs Group, Inc. (The)	1,139	225,089
Hong Kong Exchanges and Clearing, Ltd.	58,700	2,501,717
Invesco, Ltd. (b)	12,422	133,661
IOOF Holdings, Ltd.	47,607	162,617
Julius Baer Group, Ltd.	18,518	773,590
Macquarie Group, Ltd.	1,648	135,653
MarketAxess Holdings, Inc.	263	131,742
Morgan Stanley	30,057	1,451,753
MSCI, Inc.	378	126,184
Nasdaq, Inc.	3,728	445,384
Natixis S.A. (a)	12,878	33,553
Nomura Holdings, Inc.	222,500	995,754
Northern Trust Corp.	4,594	364,488
S&P Global, Inc.	3,474	1,144,614
State Street Corp.	3,767	239,393
Swissquote Group Holding S.A.	3,164	269,860
T. Rowe Price Group, Inc.	6,337	782,619
TP ICAP plc	36,961	160,535

		19,433,174

Chemicals—0.4%
AdvanSix, Inc. (a)	1,773	20,815
Air Liquide S.A.	16,218	2,336,833

Chemicals—(Continued)
Air Products & Chemicals, Inc.	753	181,819
Akzo Nobel NV	18,078	1,617,341
BASF SE	5,635	314,884
Celanese Corp. (b)	2,386	206,007
Chr Hansen Holding A/S	5,340	550,451
Daicel Corp.	63,200	488,341
Dow, Inc. (a)	4,611	187,944
DuPont de Nemours, Inc.	2,722	144,620
Eastman Chemical Co. (b)	5,142	358,089
Linde plc	1,315	278,925
LyondellBasell Industries NV - Class A	1,740	114,353
Teijin, Ltd.	18,900	300,392
Tokuyama Corp.	26,000	610,998

		7,711,812

Commercial Services & Supplies—0.1%
Cintas Corp. (b)	366	97,488
Copart, Inc. (a)	4,503	374,965
SPIE S.A.	39,558	590,049
Waste Connections, Inc.	5,790	543,044

		1,605,546

Communications Equipment—0.1%
Arista Networks, Inc. (a) (b)	1,363	286,271
Cisco Systems, Inc.	16,355	762,797
CommScope Holding Co., Inc. (a) (b)	30,291	252,324
Motorola Solutions, Inc.	338	47,364
Nokia Oyj	83,764	366,832
VTech Holdings, Ltd.	63,800	383,441

		2,099,029

Construction & Engineering—0.3%
Balfour Beatty plc	170,572	550,814
Eiffage S.A. (144A) (a)	17,236	1,573,761
Kandenko Co., Ltd.	13,300	113,085
Kinden Corp.	20,500	338,127
Kyudenko Corp.	8,800	259,546
Nippo Corp.	3,600	90,754
Obayashi Corp.	84,000	785,527
Skanska AB - B Shares (a)	65,472	1,329,569
Vinci S.A.	14,609	1,343,425

		6,384,608

Construction Materials—0.2%
CRH plc	16,220	554,771
CSR, Ltd.	247,049	628,241
LafargeHolcim, Ltd.	30,493	1,333,704
Martin Marietta Materials, Inc. (b)	3,114	643,259
Siam Cement PCL (The)	59,100	703,674
Wienerberger AG	28,963	630,198

		4,493,847

Consumer Finance—0.1%
American Express Co.	9,249	880,505

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Finance—(Continued)
Capital One Financial Corp.	16,683	$1,044,189

		1,924,694

Containers & Packaging—0.2%
Avery Dennison Corp.	1,714	195,550
Ball Corp.	13,060	907,539
Crown Holdings, Inc. (a) (b)	2,505	163,151
Graphic Packaging Holding Co. (b)	28,233	394,980
Packaging Corp. of America (b)	5,448	543,710
Rengo Co., Ltd.	37,600	305,745
WestRock Co.	14,492	409,544

		2,920,219

Distributors—0.1%
D’ieteren S.A.	9,534	527,343
Inchcape plc	87,647	531,671

		1,059,014

Diversified Consumer Services—0.0%
H&R Block, Inc.	1,365	19,492

Diversified Financial Services—0.4%
Berkshire Hathaway, Inc. - Class B (a)	14,178	2,530,915
EXOR NV	17,482	996,764
FirstRand, Ltd.	386,685	847,632
M&G plc	382,135	792,123
Mitsubishi UFJ Lease & Finance Co., Ltd.	114,200	540,511
ORIX Corp.	73,800	909,978
Voya Financial, Inc. (b)	329	15,348

		6,633,271

Diversified Telecommunication Services—0.6%
Deutsche Telekom AG	125,519	2,099,606
Internet Initiative Japan, Inc.	10,800	368,152
Nippon Telegraph & Telephone Corp.	135,400	3,152,138
Orange S.A.	68,157	814,215
Spark New Zealand, Ltd.	159,633	472,700
Swisscom AG	1,260	659,002
Telefonica S.A.	50,765	242,935
Telenor ASA	87,916	1,280,804
Verizon Communications, Inc.	37,415	2,062,689

		11,152,241

Electric Utilities—0.9%
American Electric Power Co., Inc. (b)	9,624	766,455
CLP Holdings, Ltd.	103,000	1,008,653
Duke Energy Corp.	6,790	542,453
Edison International	5,211	283,010
Endesa S.A. (b)	71,932	1,770,414
Enel S.p.A.	436,688	3,762,141
Entergy Corp.	8,141	763,707
FirstEnergy Corp.	5,705	221,240
Iberdrola S.A.	210,924	2,442,996
NextEra Energy, Inc.	6,867	1,649,247
Okinawa Electric Power Co., Inc. (The)	5,985	99,380

Electric Utilities—(Continued)
Orsted A/S	9,388	1,082,716
Power Assets Holdings, Ltd.	193,000	1,048,055
Southern Co. (The)	2,974	154,202
Xcel Energy, Inc.	14,171	885,688

		16,480,357

Electrical Equipment—0.5%
AMETEK, Inc.	4,522	404,131
Eaton Corp. plc	6,819	596,526
Emerson Electric Co. (b)	3,654	226,658
Generac Holdings, Inc. (a) (b)	5,381	656,105
Mabuchi Motor Co., Ltd.	26,700	849,106
Schneider Electric SE	39,996	4,434,264
Signify NV (a)	28,967	747,062
WEG S.A.	77,220	718,653

		8,632,505

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A (b)	3,617	346,545
Arrow Electronics, Inc. (a)	4,247	291,726
Delta Electronics, Inc.	228,867	1,305,965
Hitachi, Ltd.	85,000	2,683,402
Keyence Corp.	5,700	2,379,877
Keysight Technologies, Inc. (a) (b)	4,124	415,617
Landis & Gyr Group AG (a)	6,638	428,986
Largan Precision Co., Ltd.	7,000	965,990
TE Connectivity, Ltd.	1,250	101,938
Zebra Technologies Corp. - Class A (a)	2,231	571,024

		9,491,070

Entertainment—0.5%
Capcom Co., Ltd.	24,200	878,303
Electronic Arts, Inc. (a) (b)	614	81,079
NetEase, Inc. (ADR)	2,353	1,010,331
Netflix, Inc. (a)	4,001	1,820,615
Nexon Co., Ltd.	39,300	887,619
Nintendo Co., Ltd.	4,800	2,135,832
Sea, Ltd. (ADR) (a) (b)	21,618	2,318,314
Spotify Technology S.A. (a)	1,958	505,536
Take-Two Interactive Software, Inc. (a)	2,959	412,988

		10,050,617

Equity Real Estate Investment Trusts—0.4%
American Homes 4 Rent - Class A (b)	13,908	374,125
Boston Properties, Inc.	1,631	147,410
Brixmor Property Group, Inc. (b)	23,048	295,475
Dexus	82,219	523,950
EastGroup Properties, Inc. (b)	1,778	210,889
Equinix, Inc. (b)	692	485,992
Equity LifeStyle Properties, Inc.	1,433	89,534
Equity Residential (b)	3,837	225,692
Federal Realty Investment Trust (b)	3,036	258,697
Goodman Group	109,908	1,131,149
Kimco Realty Corp. (b)	16,915	217,189
Mid-America Apartment Communities, Inc.	5,702	653,848

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Outfront Media, Inc.	11,293	$160,022
Prologis, Inc. (b)	5,188	484,196
Public Storage	2,859	548,613
Rayonier, Inc.	15,513	384,567
Realty Income Corp. (REIT) (b)	735	43,732
Sun Communities, Inc.	470	63,770
UDR, Inc. (b)	1,021	38,165
Ventas, Inc. (b)	2,708	99,167
Weyerhaeuser Co.	13,880	311,745

		6,747,927

Food & Staples Retailing—0.6%
Bid Corp., Ltd.	68,864	1,124,685
Coles Group, Ltd.	118,913	1,412,560
Costco Wholesale Corp.	2,157	654,024
Jeronimo Martins SGPS S.A.	66,522	1,163,875
Koninklijke Ahold Delhaize NV	66,975	1,823,816
Kroger Co. (The) (b)	4,002	135,468
Metcash, Ltd.	201,754	378,854
President Chain Store Corp.	149,000	1,496,502
Raia Drogasil S.A.	29,605	602,215
Seven & i Holdings Co., Ltd.	23,800	776,688
Sysco Corp.	2,307	126,101
Tesco plc	380,194	1,073,497
Wal-Mart de Mexico S.A.B. de C.V.	418,308	1,000,430
Walgreens Boots Alliance, Inc. (b)	11,701	496,005

		12,264,720

Food Products—0.8%
Conagra Brands, Inc.	1,679	59,050
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	41,845	733,550
Greencore Group plc	78,375	122,067
Mondelez International, Inc. - Class A	11,008	562,839
Morinaga & Co., Ltd.	1,000	38,875
Nestle S.A.	105,276	11,630,386
Nichirei Corp.	23,400	679,864
Post Holdings, Inc. (a)	5,387	472,009
Tate & Lyle plc	56,348	465,659
WH Group, Ltd.	836,000	717,443

		15,481,742

Gas Utilities—0.0%
Tokyo Gas Co., Ltd.	10,500	251,127

Health Care Equipment & Supplies—0.5%
ABIOMED, Inc. (a) (b)	155	37,442
Ansell, Ltd.	54,769	1,391,278
Baxter International, Inc.	5,450	469,245
Becton Dickinson & Co.	212	50,725
Boston Scientific Corp. (a)	7,370	258,761
DexCom, Inc. (a)	1,679	680,667
Edwards Lifesciences Corp. (a)	1,521	105,116
Getinge AB - B Shares	40,887	757,799
GVS S.p.A. (144A) (a)	41,217	479,280
Hoya Corp.	14,600	1,398,169

Health Care Equipment & Supplies—(Continued)
Intuitive Surgical, Inc. (a)	1,230	700,891
Koninklijke Philips NV (a)	6,442	299,982
Medtronic plc	15,410	1,413,097
Zimmer Biomet Holdings, Inc.	4,525	540,104

		8,582,556

Health Care Providers & Services—0.4%
Alfresa Holdings Corp.	11,400	237,325
AmerisourceBergen Corp.	4,182	421,420
Anthem, Inc.	1,214	319,258
Cigna Corp. (a)	2,696	505,904
DaVita, Inc. (a) (b)	1,307	103,436
Galenica AG (144A)	9,311	665,632
HCA Healthcare, Inc.	2,036	197,614
McKesson Corp.	5,744	881,244
Medipal Holdings Corp.	17,900	344,598
Ship Healthcare Holdings, Inc.	3,600	150,589
UnitedHealth Group, Inc.	11,750	3,465,663

		7,292,683

Health Care Technology—0.1%
CompuGroup Medical SE & Co KgaA	4,567	359,124
Teladoc Health, Inc. (a) (b)	3,101	591,795

		950,919

Hotels, Restaurants & Leisure—0.3%
Accor S.A. (a)	13,926	377,854
Betsson AB (a)	47,719	14,697
Betsson AB	47,719	331,426
Hilton Worldwide Holdings, Inc.	2,635	193,541
Huazhu Group, Ltd. (ADR) (b)	15,268	535,143
InterContinental Hotels Group plc	18,658	826,987
Las Vegas Sands Corp.	12,985	591,337
Saizeriya Co., Ltd.	7,800	150,690
Sands China, Ltd.	250,400	979,871
Sodexo S.A.	1,817	122,739
Whitbread plc (a)	8,682	238,711
Yum China Holdings, Inc. (b)	25,951	1,247,465
Yum! Brands, Inc.	3,040	264,206

		5,874,667

Household Durables—0.6%
Barratt Developments plc	216,141	1,325,826
Berkeley Group Holdings plc	18,985	978,409
Garmin, Ltd.	7,879	768,202
Lennar Corp. - Class A	5,172	318,699
Midea Group Co., Ltd. - Class A	145,500	1,230,798
Newell Brands, Inc. (b)	19,472	309,215
Panasonic Corp.	68,600	598,001
Redrow plc	75,249	401,279
Sekisui House, Ltd.	54,300	1,033,752
Sony Corp.	40,800	2,794,038
Taylor Wimpey plc	771,276	1,360,677
Vistry Group plc	14,148	124,419

		11,243,315

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.2%
Energizer Holdings, Inc. (b)	10,570	$501,970
Kimberly-Clark Corp.	2,928	413,873
Procter & Gamble Co. (The)	18,744	2,241,220
Unilever Indonesia Tbk PT	733,000	405,643

		3,562,706

Independent Power and Renewable Electricity Producers—0.1%
Electric Power Development Co., Ltd.	15,400	291,972
Encavis AG	31,572	460,030
Scatec Solar ASA (144A)	32,885	535,416

		1,287,418

Industrial Conglomerates—0.4%
Bidvest Group, Ltd. (The)	41,444	339,055
Carlisle Cos., Inc.	2,341	280,148
CK Hutchison Holdings, Ltd.	80,000	512,842
Honeywell International, Inc.	10,610	1,534,100
Jardine Matheson Holdings, Ltd.	14,800	618,485
KOC Holding A/S	102,185	268,269
Siemens AG	25,549	3,001,183

		6,554,082

Insurance—1.8%
Ageas SA	38,130	1,348,576
AIA Group, Ltd.	750,200	6,982,163
Alleghany Corp.	502	245,548
Allianz SE	15,357	3,132,424
Allstate Corp. (The)	5,306	514,629
American International Group, Inc.	11,930	371,977
Aon plc - Class A (b)	1,457	280,618
Arch Capital Group, Ltd. (a)	1,507	43,176
Assicurazioni Generali S.p.A.	8,042	121,535
Aviva plc	26,940	91,168
AXA S.A.	23,635	493,241
Beazley plc	102,866	522,074
Chubb, Ltd.	3,727	471,913
CNA Financial Corp.	2,125	68,319
Everest Re Group, Ltd.	152	31,342
Fairfax Financial Holdings, Ltd.	1,022	315,634
Hannover Rueck SE	7,717	1,327,345
Hartford Financial Services Group, Inc. (The)	12,473	480,834
HDFC Life Insurance Co., Ltd. (144A) (a)	168,200	1,227,426
Legal & General Group plc	454,788	1,241,926
Loews Corp.	30,781	1,055,481
Marsh & McLennan Cos., Inc.	5,768	619,310
MS&AD Insurance Group Holdings, Inc.	25,700	705,788
Muenchener Rueckversicherungs-Gesellschaft AG	8,273	2,147,052
Ping An Insurance Group Co. of China, Ltd. - Class H	403,000	4,024,783
Progressive Corp. (The) (b)	13,405	1,073,875
Prudential plc	91,690	1,380,821
Sanlam, Ltd.	126,600	429,835
Swiss Life Holding AG	619	228,919
Swiss Re AG	10,844	834,796
T&D Holdings, Inc.	43,500	371,882
Tokio Marine Holdings, Inc.	27,200	1,184,995

Insurance—(Continued)
Travelers Cos., Inc. (The) (b)	7,772	886,397
Zurich Insurance Group AG	1,277	449,718

		34,705,520

Interactive Media & Services—1.0%
Alphabet, Inc. - Class A (a)	1,166	1,653,446
Alphabet, Inc. - Class C (a)	2,820	3,986,380
Facebook, Inc. - Class A (a)	12,243	2,780,018
NAVER Corp.	7,560	1,695,460
Tencent Holdings, Ltd.	134,100	8,613,754

		18,729,058

Internet & Direct Marketing Retail—1.2%
Alibaba Group Holding, Ltd. (ADR) (a)	27,504	5,932,613
Amazon.com, Inc. (a)	3,305	9,117,900
Booking Holdings, Inc. (a) (b)	917	1,460,176
JD.com, Inc. (ADR) (a)	36,665	2,206,500
MercadoLibre, Inc. (a)	3,860	3,805,072

		22,522,261

IT Services—1.4%
Accenture plc - Class A	3,042	653,178
Atos SE (a)	18,603	1,583,374
Automatic Data Processing, Inc.	3,185	474,215
Booz Allen Hamilton Holding Corp.	6,679	519,559
Capgemini SE	19,898	2,276,142
Computacenter plc	20,639	419,207
EPAM Systems, Inc. (a) (b)	4,967	1,251,734
FleetCor Technologies, Inc. (a)	300	75,459
Fujitsu, Ltd.	9,500	1,112,014
Global Payments, Inc.	4,688	795,178
GMO internet, Inc.	10,100	278,799
Infosys, Ltd. (ADR) (b)	251,350	2,428,041
International Business Machines Corp. (b)	4,603	555,904
Leidos Holdings, Inc.	3,268	306,114
MasterCard, Inc. - Class A (b)	10,718	3,169,313
MongoDB, Inc. (a) (b)	1,726	390,663
Nihon Unisys, Ltd.	25,300	796,116
Nomura Research Institute, Ltd.	14,500	395,653
Otsuka Corp.	34,300	1,806,630
PayPal Holdings, Inc. (a)	15,157	2,640,804
SCSK Corp.	6,200	301,265
Sopra Steria Group	4,589	564,703
Tata Consultancy Services, Ltd.	110,012	3,049,434
TIS, Inc.	38,600	820,981
Visa, Inc. - A Shares (b)	4,311	832,756

		27,497,236

Life Sciences Tools & Services—0.1%
Illumina, Inc. (a) (b)	1,754	649,594
Mettler-Toledo International, Inc. (a) (b)	462	372,164
Thermo Fisher Scientific, Inc.	4,578	1,658,793

		2,680,551

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—0.5%
Alstom S.A.	18,087	$840,105
Andritz AG (a)	16,032	583,052
Cummins, Inc. (b)	2,459	426,046
Deere & Co. (b)	1,502	236,039
Dover Corp.	6,772	653,904
Illinois Tool Works, Inc.	2,097	366,661
Ingersoll Rand, Inc. (a) (b)	8,169	229,712
ITT, Inc.	4,408	258,926
Middleby Corp. (The) (a) (b)	3,591	283,474
Nordson Corp. (b)	2,387	452,838
Otis Worldwide Corp.	2,786	158,412
Parker-Hannifin Corp.	2,322	425,553
SKF AB - B Shares	124,654	2,312,803
Snap-on, Inc. (b)	806	111,639
Stanley Black & Decker, Inc.	6,811	949,317
Techtronic Industries Co., Ltd.	141,500	1,380,436

		9,668,917

Media—0.2%
Altice USA, Inc. - Class A (a)	3,635	81,933
Charter Communications, Inc. - Class A (a) (b)	2,847	1,452,084
Comcast Corp. - Class A	20,017	780,263
Discovery, Inc. - Class A (a) (b)	7,491	158,060
Discovery, Inc. - Class C (a)	22,147	426,551
DISH Network Corp. - Class A (a)	11,904	410,807
ITV plc	63,369	58,556
New York Times Co. (The) - Class A (b)	9,350	392,980
Nexstar Media Group, Inc. - Class A (b)	4,836	404,725
ViacomCBS, Inc. - Class B (b)	12,687	295,861

		4,461,820

Metals & Mining—0.8%
Anglo American plc	88,849	2,053,743
ArcelorMittal S.A. (a)	22,434	235,560
BHP Group, Ltd.	196,429	4,874,736
Fortescue Metals Group, Ltd.	97,467	935,216
IGO, Ltd.	185,942	627,599
Newmont Corp.	2,748	169,662
Polymetal International plc	34,859	698,284
Rio Tinto plc	59,187	3,330,450
Rio Tinto, Ltd.	24,315	1,648,758
Sumitomo Metal Mining Co., Ltd.	23,100	644,993

		15,219,001

Multi-Utilities—0.1%
AGL Energy, Ltd.	44,408	523,750
CenterPoint Energy, Inc.	3,870	72,253
CMS Energy Corp.	3,888	227,137
DTE Energy Co. (b)	1,370	147,275
RWE AG	38,830	1,358,422
Sempra Energy	959	112,424
Veolia Environnement S.A.	11,989	269,282

		2,710,543

Multiline Retail—0.2%
Dollar Tree, Inc. (a)	2,000	185,360
Kohl’s Corp. (b)	10,837	225,085
Lojas Renner S.A.	137,143	1,054,151
Marui Group Co., Ltd.	34,400	621,229
Next plc	13,062	790,955
Nordstrom, Inc. (b)	12,300	190,527
Target Corp.	3,884	465,808

		3,533,115

Oil, Gas & Consumable Fuels—0.8%
Ampol, Ltd.	20,992	426,438
Beach Energy, Ltd.	527,132	556,573
BP plc	511,241	1,942,931
Cabot Oil & Gas Corp.	13,414	230,453
Cheniere Energy, Inc. (a) (b)	2,097	101,327
Chevron Corp.	18,512	1,651,826
ConocoPhillips	15,177	637,738
Diamondback Energy, Inc.	7,670	320,759
ENEOS Holdings, Inc.	180,000	637,774
EOG Resources, Inc. (b)	8,078	409,231
EQT Corp.	18,191	216,473
Equitrans Midstream Corp.	32,934	273,682
Exxon Mobil Corp.	4,076	182,279
Iwatani Corp.	13,500	471,624
Japan Petroleum Exploration Co., Ltd.	500	8,389
Kinder Morgan, Inc.	29,485	447,287
Lundin Energy AB	37,980	913,915
Marathon Petroleum Corp.	13,374	499,920
ONEOK, Inc.	3,952	131,285
PBF Energy, Inc. - Class A (b)	3,003	30,751
Phillips 66	9,368	673,559
Pioneer Natural Resources Co.	3,757	367,059
Royal Dutch Shell plc - A Shares	55,151	877,579
Royal Dutch Shell plc - B Shares	83,014	1,256,179
Total S.A. (b)	47,431	1,806,627
Williams Cos., Inc. (The)	33,183	631,141

		15,702,799

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	23,050	665,177

Personal Products—0.4%
Coty, Inc. - Class A (b)	30,579	136,688
Kao Corp.	28,300	2,240,434
L’Oreal S.A. (a)	2,580	827,122
Rohto Pharmaceutical Co., Ltd.	9,600	304,421
Unilever NV	47,111	2,498,549
Unilever plc	35,465	1,912,186

		7,919,400

Pharmaceuticals—2.7%
Astellas Pharma, Inc.	75,100	1,250,162
AstraZeneca plc	23,465	2,446,148
Bayer AG	22,930	1,683,052
Bristol-Myers Squibb Co.	34,200	2,010,960

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Catalent, Inc. (a)	6,733	$493,529
Eli Lilly and Co.	5,257	863,094
GlaxoSmithKline plc	205,005	4,153,800
Jazz Pharmaceuticals plc (a)	2,837	313,035
Johnson & Johnson	13,289	1,868,832
Kaken Pharmaceutical Co., Ltd.	3,100	158,418
Merck & Co., Inc.	20,934	1,618,826
Novartis AG	91,749	7,972,131
Novo Nordisk A/S - Class B	92,023	5,954,917
Ono Pharmaceutical Co., Ltd.	19,600	570,112
Otsuka Holdings Co., Ltd.	36,700	1,599,531
Pfizer, Inc.	28,513	932,375
Roche Holding AG	27,868	9,648,781
Royalty Pharma plc - Class A (a)	8,739	424,278
Sanofi	64,264	6,538,156
Sawai Pharmaceutical Co., Ltd.	5,500	282,423
Shionogi & Co., Ltd.	17,500	1,095,490

		51,878,050

Professional Services—0.4%
Adecco Group AG	52,079	2,440,096
FTI Consulting, Inc. (a) (b)	4,690	537,239
IHS Markit, Ltd.	4,887	368,968
Meitec Corp.	5,200	250,329
Randstad NV	16,586	737,932
Recruit Holdings Co., Ltd.	8,900	304,239
RELX plc	58,075	1,344,162
Verisk Analytics, Inc. (b)	565	96,163
Wolters Kluwer NV	24,200	1,887,850

		7,966,978

Real Estate Management & Development—0.3%
CBRE Group, Inc. - Class A (a)	9,859	445,824
CK Asset Holdings, Ltd.	99,000	588,701
Deutsche Wohnen SE	8,965	402,176
Mitsui Fudosan Co., Ltd.	124,000	2,197,173
Nomura Real Estate Holdings, Inc.	45,000	835,369
Open House Co., Ltd.	18,400	630,315
Savills plc	8,885	90,769
Tokyo Tatemono Co., Ltd.	57,700	662,237
Tokyu Fudosan Holdings Corp.	145,200	679,449

		6,532,013

Road & Rail—0.3%
Aurizon Holdings, Ltd.	430,649	1,466,244
Central Japan Railway Co.	5,900	913,306
CSX Corp.	4,884	340,610
Kansas City Southern	450	67,180
Lyft, Inc. - Class A (b)	9,488	313,199
Norfolk Southern Corp.	3,841	674,364
Old Dominion Freight Line, Inc. (b)	3,031	514,027
Tokyu Corp.	29,700	417,799
Union Pacific Corp.	696	117,673
West Japan Railway Co.	9,400	527,085

		5,351,487

Semiconductors & Semiconductor Equipment—1.7%
Advanced Micro Devices, Inc. (a)	19,055	1,002,483
Advantest Corp.	27,100	1,539,303
Analog Devices, Inc.	10,708	1,313,229
Applied Materials, Inc.	2,348	141,937
ASM International NV	11,382	1,755,419
ASML Holding NV	14,290	5,238,403
BE Semiconductor Industries NV	9,141	406,495
Dialog Semiconductor plc (a)	33,947	1,547,218
Enphase Energy, Inc. (a) (b)	10,582	503,386
Entegris, Inc.	7,179	423,920
Infineon Technologies AG	65,348	1,527,398
Intel Corp.	3,389	202,764
Lam Research Corp.	3,481	1,125,964
Microchip Technology, Inc. (b)	4,841	509,806
Micron Technology, Inc. (a)	5,065	260,949
NVIDIA Corp. (b)	5,116	1,943,619
NXP Semiconductors NV	3,451	393,552
Qorvo, Inc. (a)	2,071	228,908
QUALCOMM, Inc.	14,934	1,362,130
Renesas Electronics Corp. (a)	30,900	158,112
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	134,420	7,631,023
Texas Instruments, Inc.	12,507	1,588,014
Tokyo Electron, Ltd.	5,700	1,398,849

		32,202,881

Software—1.3%
Avast plc (144A)	254,064	1,661,750
Cadence Design Systems, Inc. (a)	4,055	389,118
Crowdstrike Holdings, Inc. - Class A (a) (b)	4,448	446,090
Fortinet, Inc. (a) (b)	495	67,949
Intuit, Inc.	4,513	1,336,705
Medallia, Inc. (a) (b)	6,377	160,955
Microsoft Corp.	57,556	11,713,222
Salesforce.com, Inc. (a)	5,146	964,000
SAP SE	36,747	5,115,017
ServiceNow, Inc. (a)	1,443	584,502
Splunk, Inc. (a) (b)	3,159	627,693
Synopsys, Inc. (a)	2,767	539,565
Trade Desk, Inc. (The) - Class A (a) (b)	1,752	712,188
Workday, Inc. - Class A (a)	777	145,579
Zscaler, Inc. (a) (b)	4,731	518,045

		24,982,378

Specialty Retail—0.8%
AutoZone, Inc. (a)	967	1,090,892
Best Buy Co., Inc.	10,572	922,618
CarMax, Inc. (a) (b)	4,958	443,989
Dunelm Group plc	63,137	930,055
Hikari Tsushin, Inc.	1,100	250,513
Home Depot, Inc. (The)	10,927	2,737,323
Hornbach Holding AG & Co. KGaA	4,145	343,224
Industria de Diseno Textil S.A	72,383	1,913,753
JB Hi-Fi, Ltd.	26,205	781,460
K’s Holdings Corp.	23,900	327,019
Komeri Co., Ltd.	6,900	176,119
Lowe’s Cos., Inc.	5,814	785,588

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Mr. Price Group, Ltd.	25,500	$210,020
Murphy USA, Inc. (a)	2,776	312,550
National Vision Holdings, Inc. (a) (b)	6,713	204,881
Nitori Holdings Co., Ltd.	5,900	1,155,546
O’Reilly Automotive, Inc. (a)	1,473	621,120
Pets at Home Group plc	44,682	132,174
Ross Stores, Inc.	8,154	695,047
TJX Cos., Inc. (The)	7,396	373,942
Tractor Supply Co. (b)	7,347	968,261
Ulta Beauty, Inc. (a) (b)	1,134	230,678

		15,606,772

Technology Hardware, Storage & Peripherals—0.8%
Apple, Inc.	25,506	9,304,589
Brother Industries, Ltd.	44,300	798,261
HP, Inc.	11,633	202,763
Samsung Electronics Co., Ltd. (GDR)	4,053	4,470,459

		14,776,072

Textiles, Apparel & Luxury Goods—0.4%
Adidas AG (a)	7,508	1,964,240
Burberry Group plc	23,331	461,689
Carter’s, Inc. (b)	541	43,659
Cie Financiere Richemont S.A.	15,102	961,680
Columbia Sportswear Co. (b)	4,037	325,301
lululemon athletica, Inc. (a)	1,040	324,490
LVMH Moet Hennessy Louis Vuitton SE	7,965	3,488,660
NIKE, Inc. - Class B	5,296	519,273
Ralph Lauren Corp. (b)	4,161	301,756

		8,390,748

Thrifts & Mortgage Finance—0.2%
Deutsche Pfandbriefbank AG (144A) (a)	64,698	471,486
Housing Development Finance Corp., Ltd.	153,866	3,622,149

		4,093,635

Tobacco—0.4%
Altria Group, Inc.	13,436	527,363
British American Tobacco plc	80,807	3,104,721
ITC, Ltd.	405,657	1,052,338
Japan Tobacco, Inc.	14,500	269,031
Philip Morris International, Inc.	9,496	665,290
Scandinavian Tobacco Group A/S - Class A	22,910	337,731
Swedish Match AB	22,032	1,546,972

		7,503,446

Trading Companies & Distributors—0.4%
Ashtead Group plc	56,119	1,886,512
Brenntag AG	24,931	1,308,803
Ferguson plc	24,862	2,033,835
Howden Joinery Group plc	28,068	192,024
ITOCHU Corp.	55,000	1,184,432

Trading Companies & Distributors—(Continued)
Mitsubishi Corp.	56,000	1,178,968
Toyota Tsusho Corp.	19,200	486,240

		8,270,814

Wireless Telecommunication Services—0.3%
Freenet AG	60,191	965,866
KDDI Corp.	48,900	1,466,162
NTT DoCoMo, Inc.	40,600	1,083,064
Softbank Corp.	80,700	1,027,176
SoftBank Group Corp.	8,000	403,102
T-Mobile U.S., Inc. (a)	9,189	957,034

		5,902,404

Total Common Stocks (Cost $610,704,804)		651,038,226

Convertible Bonds—19.2%

Aerospace/Defense—1.0%
Airbus SE Zero Coupon, 06/14/21 (EUR)	7,800,000	8,666,725
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	3,400,000	4,852,455
Safran S.A. Zero Coupon, 06/21/23 (EUR)	3,271,500	4,992,839

		18,512,019

Airlines—0.4%
Southwest Airlines Co. 1.250%, 05/01/25	7,180,000	8,623,403

Apparel—1.8%
adidas AG 0.050%, 09/12/23 (EUR)	10,200,000	12,728,169
Kering S.A. Zero Coupon, 09/30/22 (EUR)	7,000,000	8,108,375
LVMH Moet Hennessy Louis Vuitton SE Zero Coupon, 02/16/21	3,053,700	14,506,346

		35,342,890

Banks—1.3%
Barclays Bank plc
Zero Coupon, 02/04/25	8,440,000	9,784,492
Zero Coupon, 02/18/25	9,000,000	9,138,600
BofA Finance LLC 0.250%, 05/01/23	6,725,000	6,507,142

		25,430,234

Beverages—0.5%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	8,729,447

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.5%
Illumina, Inc.
Zero Coupon, 08/15/23	4,797,000	$5,209,351
0.500%, 06/15/21 (b)	2,761,000	4,107,041

		9,316,392

Building Materials—0.9%
Sika AG
0.150%, 06/05/25 (CHF)	11,540,000	14,244,583
3.750%, 01/30/22 (CHF)	1,800,000	2,598,026

		16,842,609

Chemicals—0.4%
Symrise AG 0.238%, 06/20/24 (EUR)	5,200,000	7,275,756

Commercial Services—1.1%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	11,100,000	15,066,901
Edenred Zero Coupon, 09/06/24 (EUR)	8,900,000	6,023,386

		21,090,287

Computers—0.6%
Atos SE Zero Coupon, 11/06/24 (EUR)	8,000,000	11,754,592

Diversified Financial Services—0.3%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	4,945,030

Electric—0.3%
Iberdrola International B.V. Zero Coupon, 11/11/22 (EUR)	3,600,000	5,113,222

Electronics—0.6%
Fortive Corp. 0.875%, 02/15/22	10,137,000	9,956,523
Minebea Mitsumi, Inc. Zero Coupon, 08/03/22 (JPY)	160,000,000	1,664,640

		11,621,163

Engineering & Construction—1.2%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	8,800,000	16,716,528
Vinci S.A. 0.375%, 02/16/22	6,200,000	7,171,912

		23,888,440

Forest Products & Paper—0.0%
Daio Paper Corp. Zero Coupon, 09/17/20 (JPY)	100,000,000	933,523

Healthcare-Services—0.4%
Anthem, Inc. 2.750%, 10/15/42	2,241,000	8,197,520

Home Furnishings—0.7%
Sony Corp. Zero Coupon, 09/30/22 (JPY)	911,000,000	12,448,816

Internet—1.8%
Booking Holdings, Inc.
0.750%, 05/01/25 (144A) (b)	12,520,000	15,466,169
0.900%, 09/15/21	7,306,000	7,762,525
Palo Alto Networks, Inc. 0.750%, 07/01/23	10,820,000	11,566,331

		34,795,025

Investment Companies—0.4%
Ares Capital Corp.
3.750%, 02/01/22	5,280,000	5,195,181
4.625%, 03/01/24	2,599,000	2,530,776

		7,725,957

IT Services—0.5%
Euronet Worldwide, Inc. 0.750%, 03/15/49	10,583,000	10,232,438

Mining—0.3%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	5,173,962

Oil & Gas—0.6%
BP Capital Markets plc 1.000%, 04/28/23 (GBP)	2,500,000	3,222,560
Oasis Petroleum, Inc. 2.625%, 09/15/23	30,000	4,578
TOTAL S.A. 0.500%, 12/02/22	8,400,000	8,276,100

		11,503,238

Real Estate—1.1%
CA Immobilien Anlagen AG 0.750%, 04/04/25 (EUR)	1,300,000	1,617,799
Deutsche Wohnen SE 0.325%, 07/26/24 (EUR)	5,000,000	6,145,991
Grand City Properties S.A. 0.250%, 03/02/22 (EUR)	3,600,000	4,125,714
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	4,600,000	6,088,950
TAG Immobilien AG 0.625%, 09/01/22 (EUR)	2,100,000	2,935,266

		20,913,720

Real Estate Investment Trusts—0.4%
DEXUS Finance Pty, Ltd. 2.300%, 06/19/26 (AUD)	5,000,000	3,296,423

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Extra Space Storage L.P. 3.125%, 10/01/35	3,550,000	$3,786,007

		7,082,430

Semiconductors—1.8%
Novellus Systems, Inc. 2.625%, 05/15/41	1,186,000	12,054,337
STMicroelectronics NV
Zero Coupon, 07/03/22	12,000,000	16,166,640
0.250%, 07/03/24	3,600,000	5,276,520

		33,497,497

Software—0.2%
Akamai Technologies, Inc. 0.375%, 09/01/27	4,250,000	4,623,154

Telecommunications—0.1%
Vodafone Group plc 1.500%, 03/12/22 (GBP)	1,600,000	2,079,665

Total Convertible Bonds (Cost $340,331,788)		367,692,429

Corporate Bonds & Notes—17.0%

Advertising—0.0%
National CineMedia LLC 5.875%, 04/15/28 (144A)	40,000	32,000

Aerospace/Defense—0.5%
BAE Systems plc 3.400%, 04/15/30 (144A)	595,000	648,896
Boeing Co. (The)
3.100%, 05/01/26	270,000	275,174
3.250%, 02/01/35	468,000	426,584
3.600%, 05/01/34	175,000	165,368
4.508%, 05/01/23 (b)	730,000	770,814
4.875%, 05/01/25 (b)	350,000	381,098
5.040%, 05/01/27	300,000	330,789
5.150%, 05/01/30	370,000	412,803
5.705%, 05/01/40	265,000	299,696
Bombardier, Inc. 7.500%, 03/15/25 (144A)	245,000	159,887
General Dynamics Corp. 3.750%, 05/15/28	255,000	297,313
Howmet Aerospace, Inc. 5.125%, 10/01/24	310,000	320,504
L3Harris Technologies, Inc.
3.832%, 04/27/25	581,000	648,429
4.400%, 06/15/28	128,000	151,382
4.854%, 04/27/35	50,000	63,729
Lockheed Martin Corp.
1.850%, 06/15/30	110,000	112,722
2.800%, 06/15/50	260,000	274,242
4.070%, 12/15/42	255,000	327,390

Aerospace/Defense—(Continued)
Northrop Grumman Corp. 3.250%, 01/15/28	525,000	586,563
Raytheon Technologies Corp.
3.200%, 03/15/24 (144A)	473,000	508,850
3.750%, 11/01/46	131,000	149,837
4.125%, 11/16/28	1,080,000	1,272,739
4.350%, 04/15/47 (144A)	140,000	170,762
4.450%, 11/16/38	360,000	440,286
4.625%, 11/16/48	113,000	146,321
Triumph Group, Inc.
6.250%, 09/15/24 (144A)	20,000	17,000
7.750%, 08/15/25 (b)	250,000	187,813

		9,546,991

Agriculture—0.3%
Altria Group, Inc.
2.350%, 05/06/25	170,000	178,878
3.875%, 09/16/46	327,000	325,991
4.800%, 02/14/29	558,000	650,460
BAT Capital Corp.
3.215%, 09/06/26	45,000	48,306
3.222%, 08/15/24	200,000	214,308
3.557%, 08/15/27 (b)	295,000	319,192
4.390%, 08/15/37	834,000	909,724
4.540%, 08/15/47 (b)	95,000	103,408
4.700%, 04/02/27	430,000	491,383
4.906%, 04/02/30 (b)	145,000	170,267
Cargill, Inc. 2.125%, 04/23/30 (144A)	233,000	244,186
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	1,021,000	1,060,354
3.500%, 07/26/26 (144A)	355,000	379,489
Philip Morris International, Inc.
2.100%, 05/01/30	130,000	133,917
3.875%, 08/21/42	334,000	382,721
4.375%, 11/15/41	150,000	183,616

		5,796,200

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	297,270	269,511
3.550%, 01/15/30 (144A)	646,240	533,285
3.750%, 12/15/27 (144A)	484,269	458,082
American Airlines Pass-Through Trust
3.000%, 10/15/28	138,878	127,365
3.150%, 02/15/32	310,150	285,354
3.200%, 06/15/28	332,800	313,434
3.375%, 05/01/27	105,333	88,137
3.600%, 09/22/27	162,109	149,848
3.700%, 10/01/26	420,944	357,154
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	329,524	296,856
4.125%, 09/20/31 (144A)	543,095	448,112

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
Continental Airlines Pass-Through Trust
4.000%, 10/29/24	568,611	$518,736
4.150%, 04/11/24	380,172	356,216
Delta Air Lines Pass-Through Trust
3.204%, 10/25/25	367,000	367,425
3.625%, 07/30/27	104,633	103,473
6.821%, 08/10/22	124,884	122,439
United Airlines Pass-Through Trust
2.700%, 05/01/32	210,000	189,603
3.450%, 12/01/27	403,295	393,157
4.150%, 08/25/31	199,987	196,552

		5,574,739

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	230,000	236,900

Auto Manufacturers—0.2%
Allison Transmission, Inc.
4.750%, 10/01/27 (144A)	250,000	248,125
5.000%, 10/01/24 (144A)	200,000	199,500
Daimler Finance North America LLC 3.400%, 02/22/22 (144A)	610,000	630,193
Ford Motor Credit Co. LLC 4.687%, 06/09/25	500,000	488,275
General Motors Co.
5.000%, 04/01/35	194,000	193,724
5.400%, 04/01/48	210,000	207,552
General Motors Financial Co., Inc. 5.250%, 03/01/26	40,000	43,593
Hyundai Capital America
2.375%, 02/10/23 (144A)	350,000	353,549
2.850%, 11/01/22 (144A)	600,000	612,277
Volkswagen Group of America Finance LLC 4.250%, 11/13/23 (144A)	265,000	289,992
Wabash National Corp. 5.500%, 10/01/25 (144A) (b)	250,000	229,375

		3,496,155

Auto Parts & Equipment—0.1%
Adient Global Holdings, Ltd. 4.875%, 08/15/26 (144A)	315,000	259,875
Adient U.S. LLC 7.000%, 05/15/26 (144A)	145,000	150,075
American Axle & Manufacturing, Inc. 6.250%, 04/01/25 (b)	710,000	697,575
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A) (b)	223,000	229,969
Cooper-Standard Automotive, Inc. 5.625%, 11/15/26 (144A)	300,000	192,000
Dana, Inc. 5.500%, 12/15/24 (b)	207,000	208,552
Delphi Technologies plc 5.000%, 10/01/25 (144A)	280,000	300,300

		2,038,346

Banks—3.9%
AIB Group plc 4.750%, 10/12/23 (144A)	625,000	673,848
ANZ New Zealand International, Ltd. 2.550%, 02/13/30 (144A) (b)	295,000	315,881
ASB Bank, Ltd. 3.125%, 05/23/24 (144A)	200,000	214,540
Australia & New Zealand Banking Group, Ltd.
4.400%, 05/19/26 (144A)	295,000	328,026
6.750%, 5Y USD ICE Swap + 5.168%, 06/15/26 (144A) (b) (c)	330,000	366,095
Banco Santander S.A.
2.706%, 06/27/24	600,000	630,639
2.746%, 05/28/25	200,000	207,164
3.490%, 05/28/30	200,000	214,069
Bank of America Corp.
2.456%, 3M LIBOR + 0.870%, 10/22/25 (c)	150,000	157,804
2.496%, 3M LIBOR + 0.990%, 02/13/31 (c)	675,000	707,527
2.676%, SOFR + 1.930%, 06/19/41 (c)	335,000	344,007
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	270,000	292,092
3.093%, 3M LIBOR + 1.090%, 10/01/25 (c)	200,000	215,909
3.248%, 10/21/27 (b)	1,000,000	1,102,874
3.419%, 3M LIBOR + 1.040%, 12/20/28 (c)	100,000	111,364
3.550%, 3M LIBOR + 0.780%, 03/05/24 (c)	980,000	1,047,172
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	1,892,000	2,138,278
3.824%, 3M LIBOR + 1.575%, 01/20/28 (c)	500,000	568,651
3.974%, 3M LIBOR + 1.210%, 02/07/30 (c)	229,000	266,443
4.183%, 11/25/27	560,000	638,764
4.244%, 3M LIBOR + 1.814%, 04/24/38 (c)	270,000	330,769
4.450%, 03/03/26	167,000	191,750
Bank of Montreal
3.300%, 02/05/24	200,000	217,000
3.803%, 5Y USD Swap + 1.432%, 12/15/32 (c)	332,000	357,335
Bank of Nova Scotia (The) 4.500%, 12/16/25	30,000	34,086
Banque Federative du Credit Mutuel S.A. 2.375%, 11/21/24 (144A)	400,000	421,556
Barclays plc
2.645%, 1Y H15 + 1.900%, 06/24/31 (c)	300,000	297,918
4.338%, 3M LIBOR + 1.356%, 05/16/24 (c)	836,000	900,357
5.200%, 05/12/26	330,000	367,092
BBVA USA 3.500%, 06/11/21	250,000	255,434
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	565,000	577,227
2.950%, 05/23/22 (144A)	200,000	207,025
3.052%, SOFR + 1.507%, 01/13/31 (144A) (c)	270,000	284,025
BPCE S.A.
2.375%, 01/14/25 (144A)	400,000	413,806
2.700%, 10/01/29 (144A)	685,000	730,994
4.000%, 09/12/23 (144A)	250,000	269,933
Canadian Imperial Bank of Commerce 3.100%, 04/02/24	150,000	160,895
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (b) (c)	565,000	583,915
3.106%, SOFR + 2.750%, 04/08/26 (c)	610,000	654,014
3.200%, 10/21/26	90,000	98,701

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Citigroup, Inc.
3.352%, 3M LIBOR + 0.897%, 04/24/25 (c)	102,000	$110,207
3.520%, 3M LIBOR + 1.151%, 10/27/28 (c)	322,000	354,794
3.668%, 3M LIBOR + 1.390%, 07/24/28 (c)	207,000	230,750
3.887%, 3M LIBOR + 1.563%, 01/10/28 (c)	1,470,000	1,656,711
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	200,000	229,255
4.044%, 3M LIBOR + 1.023%, 06/01/24 (c)	2,883,000	3,130,249
4.300%, 11/20/26	308,000	349,586
4.400%, 06/10/25	120,000	134,383
4.450%, 09/29/27	74,000	84,330
5.300%, 05/06/44	100,000	132,797
Citizens Financial Group, Inc. 2.375%, 07/28/21	150,000	151,902
Comerica, Inc. 4.000%, 02/01/29 (b)	90,000	101,104
Commonwealth Bank of Australia 2.850%, 05/18/26 (144A)	150,000	164,288
Cooperative Rabobank UA 3.750%, 07/21/26	955,000	1,049,774
Credit Agricole S.A. 1.907%, SOFR + 1.676%, 06/16/26 (144A) (c)	325,000	329,468
Credit Suisse AG 3.625%, 09/09/24	250,000	276,117
Credit Suisse Group AG
2.193%, SOFR + 2.044%, 06/05/26 (144A) (c)	475,000	480,935
4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	345,000	393,389
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (c)	1,640,000	1,762,774
4.282%, 01/09/28 (144A)	380,000	425,533
Danske Bank A/S
3.244%, 3M LIBOR + 1.591%, 12/20/25 (144A) (b) (c)	210,000	218,322
5.000%, 1Y H15 + 1.730%, 01/12/23 (144A) (c)	925,000	971,776
Federation des Caisses Desjardins du Quebec 2.050%, 02/10/25 (144A)	415,000	427,066
Fifth Third Bancorp 3.650%, 01/25/24	70,000	76,355
Fifth Third Bank NA
3.850%, 03/15/26	380,000	425,886
3.950%, 07/28/25	200,000	228,639
Goldman Sachs Group, Inc. (The)
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	500,000	519,651
3.272%, 3M LIBOR + 1.201%, 09/29/25 (c)	550,000	592,932
3.500%, 11/16/26	1,489,000	1,637,541
3.691%, 3M LIBOR + 1.510%, 06/05/28 (c)	150,000	168,002
3.800%, 03/15/30 (b)	420,000	479,101
3.814%, 3M LIBOR + 1.158%, 04/23/29 (c)	350,000	395,581
3.850%, 01/26/27	1,314,000	1,482,211
4.017%, 3M LIBOR + 1.373%, 10/31/38 (c)	435,000	508,204
4.411%, 3M LIBOR + 1.430%, 04/23/39 (c)	140,000	170,729
HSBC Holdings plc
2.633%, 3M LIBOR + 1.140%, 11/07/25 (c)	945,000	979,929
3.803%, 3M LIBOR + 1.211%, 03/11/25 (c)	632,000	682,825
3.950%, 3M LIBOR + 0.987%, 05/18/24 (c)	1,501,000	1,613,133
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	250,000	278,095
4.300%, 03/08/26	410,000	462,809
4.950%, 03/31/30	260,000	311,150
6.500%, 09/15/37	100,000	135,562

Banks—(Continued)
ING Groep NV 3.550%, 04/09/24 (b)	300,000	326,517
KeyBank N.A. 3.400%, 05/20/26	255,000	281,337
Lloyds Banking Group plc
2.438%, 1Y H15 + 1.000%, 02/05/26 (b) (c)	310,000	320,182
4.375%, 03/22/28	283,000	328,365
4.582%, 12/10/25	225,000	249,711
Macquarie Bank, Ltd. 4.000%, 07/29/25 (144A) (b)	200,000	225,568
Macquarie Group, Ltd.
3.763%, 3M LIBOR + 1.372%, 11/28/28 (144A) (c)	791,000	852,215
6.250%, 01/14/21 (144A) (b)	150,000	154,276
Mitsubishi UFJ Financial Group, Inc.
2.193%, 02/25/25	1,180,000	1,219,301
2.998%, 02/22/22	100,000	103,617
3.407%, 03/07/24	250,000	269,938
3.751%, 07/18/39	250,000	283,660
3.761%, 07/26/23	50,000	54,297
Mizuho Financial Group, Inc.
2.555%, 3M LIBOR + 1.100%, 09/13/25 (b) (c)	250,000	260,466
2.869%, 3M LIBOR + 1.310%, 09/13/30 (b) (c)	200,000	211,135
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (c)	615,000	639,607
2.720%, SOFR + 1.152%, 07/22/25 (b) (c)	1,200,000	1,274,178
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	699,000	786,115
3.622%, SOFR + 3.120%, 04/01/31 (c)	280,000	319,796
3.737%, 3M LIBOR + 0.847%, 04/24/24 (b) (c)	2,519,000	2,715,640
3.875%, 01/27/26	150,000	169,681
3.971%, 3M LIBOR + 1.455%, 07/22/38 (c)	382,000	455,356
4.300%, 01/27/45	70,000	88,061
6.250%, 08/09/26	525,000	671,925
National Australia Bank, Ltd.
3.375%, 01/14/26 (b)	500,000	560,701
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (c)	390,000	424,951
NatWest Markets plc 3.625%, 09/29/22 (144A)	410,000	429,707
Nordea Bank Abp 4.250%, 09/21/22 (144A)	200,000	212,293
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (c)	196,000	209,984
PNC Bank N.A. 3.100%, 10/25/27	250,000	280,366
Regions Financial Corp. 3.800%, 08/14/23	45,000	48,936
Royal Bank of Scotland Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (c)	200,000	207,287
4.269%, 3M LIBOR + 1.762%, 03/22/25 (c)	1,666,000	1,811,417
4.519%, 3M LIBOR + 1.550%, 06/25/24 (c)	344,000	373,722
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	200,000	235,725
Santander UK Group Holdings plc 3.373%, 3M LIBOR + 1.080%, 01/05/24 (c)	535,000	560,712
Santander UK plc 2.875%, 06/18/24	245,000	261,240
Skandinaviska Enskilda Banken AB 3.050%, 03/25/22 (144A)	200,000	208,250

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Societe Generale S.A.
2.625%, 10/16/24 (144A)	465,000	$475,147
3.000%, 01/22/30 (144A)	279,000	283,745
3.750%, 07/08/35	205,000	205,804
3.875%, 03/28/24 (144A)	555,000	592,979
4.250%, 04/14/25 (144A)	350,000	370,367
Standard Chartered plc
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (c)	310,000	313,579
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (c)	515,000	525,978
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (c)	250,000	259,525
4.305%, 3M LIBOR + 1.910%, 05/21/30 (144A) (c)	200,000	220,273
4.644%, 5Y H15 + 3.850%, 04/01/31 (144A) (b) (c)	365,000	412,514
State Street Corp.
3.152%, SOFR + 2.650%, 03/30/31 (144A) (c)	245,000	274,540
3.776%, 3M LIBOR + 0.770%, 12/03/24 (c)	50,000	55,126
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	270,000	269,951
2.130%, 07/08/30	245,000	245,519
2.348%, 01/15/25	310,000	323,916
Toronto-Dominion Bank (The)
2.650%, 06/12/24	120,000	128,419
3.250%, 03/11/24 (b)	100,000	108,903
Truist Bank 3.300%, 05/15/26	200,000	220,552
Truist Financial Corp.
1.950%, 06/05/30	100,000	101,492
4.000%, 05/01/25	106,000	120,680
U.S. Bancorp 3.100%, 04/27/26	250,000	277,361
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	295,000	318,630
UBS Group Funding Switzerland AG
3.491%, 05/23/23 (144A)	540,000	565,640
4.125%, 09/24/25 (144A)	400,000	453,382
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (c)	250,000	258,023
2.406%, 3M LIBOR + 0.825%, 10/30/25 (c)	1,130,000	1,176,328
2.572%, 3M LIBOR + 1.000%, 02/11/31 (b) (c)	605,000	632,886
3.000%, 04/22/26	800,000	873,602
3.068%, SOFR + 2.530%, 04/30/41 (c)	335,000	348,577
3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	1,270,000	1,377,056
3.584%, 3M LIBOR + 1.310%, 05/22/28 (c)	375,000	416,184
3.750%, 01/24/24	203,000	221,808
4.400%, 06/14/46	345,000	416,951
4.478%, 3M LIBOR + 3.770%, 04/04/31 (b) (c)	550,000	665,819
4.750%, 12/07/46	125,000	159,787
Westpac Banking Corp.
2.650%, 01/16/30 (b)	130,000	142,606
4.110%, 5Y H15 + 2.000%, 07/24/34 (c)	258,000	284,774
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	389,000	431,650
4.421%, 07/24/39	90,000	106,243

		74,931,375

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	810,000	954,932
4.900%, 02/01/46	200,000	244,626
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/36 (b)	90,000	103,842
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/40	150,000	170,817
4.375%, 04/15/38	967,000	1,110,548
4.439%, 10/06/48	349,000	401,893
4.500%, 06/01/50	950,000	1,132,771
4.600%, 04/15/48	90,000	105,067
4.600%, 06/01/60	70,000	83,680
Coca-Cola Co. (The)
2.500%, 06/01/40 (b)	130,000	134,525
2.600%, 06/01/50 (b)	395,000	399,086
Coca-Cola Femsa S.A.B. de C.V. 2.750%, 01/22/30	320,000	338,423
Constellation Brands, Inc.
3.150%, 08/01/29	270,000	289,451
4.400%, 11/15/25	35,000	40,455
5.250%, 11/15/48	25,000	32,782
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	236,000	243,483
Keurig Dr Pepper, Inc.
2.550%, 09/15/26	359,000	384,660
3.130%, 12/15/23	55,000	59,130
3.430%, 06/15/27	75,000	82,693
4.597%, 05/25/28	260,000	311,796
PepsiCo, Inc. 3.600%, 08/13/42	110,000	132,000

		6,756,660

Biotechnology—0.1%
Amgen, Inc.
2.200%, 02/21/27	100,000	105,447
2.300%, 02/25/31	100,000	104,621
2.450%, 02/21/30	455,000	480,973
3.150%, 02/21/40	100,000	106,295
3.375%, 02/21/50	80,000	87,593
Biogen, Inc.
2.250%, 05/01/30	54,000	54,494
3.150%, 05/01/50	238,000	229,141
Gilead Sciences, Inc.
4.000%, 09/01/36	240,000	297,900
4.800%, 04/01/44	170,000	227,259

		1,693,723

Building Materials—0.1%
American Woodmark Corp. 4.875%, 03/15/26 (144A) (b)	245,000	238,355
Carrier Global Corp. 2.493%, 02/15/27 (144A)	155,000	157,871
JELD-WEN, Inc. 4.875%, 12/15/27 (144A) (b)	110,000	105,896

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Martin Marietta Materials, Inc. 3.450%, 06/01/27	100,000	$107,601
Masco Corp. 6.500%, 08/15/32	150,000	182,225
Standard Industries, Inc. 4.750%, 01/15/28 (144A)	465,000	471,394

		1,263,342

Chemicals—0.1%
Air Products and Chemicals, Inc. 2.800%, 05/15/50	110,000	116,579
Celanese U.S. Holdings LLC 3.500%, 05/08/24	139,000	146,727
Chemours Co. (The) 7.000%, 05/15/25 (b)	250,000	239,205
DuPont de Nemours, Inc. 5.319%, 11/15/38	60,000	75,724
Eastman Chemical Co. 4.500%, 12/01/28	150,000	172,307
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	285,000	284,287
Hexion, Inc. 7.875%, 07/15/27 (144A)	95,000	86,450
INEOS Group Holdings S.A. 5.625%, 08/01/24 (144A) (b)	500,000	483,610
International Flavors & Fragrances, Inc. 4.450%, 09/26/28	36,000	40,959
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	260,000	242,450
Nutrien, Ltd.
4.200%, 04/01/29	50,000	58,011
5.000%, 04/01/49	75,000	96,587
Sherwin-Williams Co. (The) 3.125%, 06/01/24	103,000	110,668
Starfruit Finco B.V. / Starfruit U.S. Holdco LLC 8.000%, 10/01/26 (144A) (b)	200,000	204,738
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/25 (144A)	250,000	236,875

		2,595,177

Commercial Services—0.3%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 03/15/25 (144A) (b)	531,000	424,800
Duke University 2.832%, 10/01/55	200,000	210,290
Emory University 2.143%, 09/01/30	190,000	197,729
Ford Foundation (The) 2.815%, 06/01/70	55,000	57,002
Global Payments, Inc.
2.650%, 02/15/25	440,000	466,987
2.900%, 05/15/30	110,000	115,045
3.200%, 08/15/29	265,000	283,815
4.150%, 08/15/49	125,000	142,747

Commercial Services—(Continued)
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	335,000	335,720
Hertz Corp. (The) 7.125%, 08/01/26 (144A) (d)	750,000	234,375
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 04/15/22 (144A) (b)	300,000	299,160
Pepperdine University 3.301%, 12/01/59	180,000	184,762
Service Corp. International 4.625%, 12/15/27	300,000	311,250
Trustees of Boston University 3.173%, 10/01/50	210,000	223,553
United Rentals North America, Inc. 6.500%, 12/15/26	1,000,000	1,050,000
University of Chicago (The) 2.761%, 04/01/45	100,000	103,913
University of Southern California 3.226%, 10/01/2120	100,000	103,913
Western Union Co. (The) 3.600%, 03/15/22 (b)	150,000	155,652
William Marsh Rice University 2.598%, 05/15/50	130,000	135,070

		5,035,783

Computers—0.3%
Apple, Inc.
1.650%, 05/11/30	55,000	56,788
2.650%, 05/11/50	400,000	412,371
3.450%, 02/09/45 (b)	1,072,000	1,250,597
3.850%, 05/04/43	495,000	613,928
Dell International LLC / EMC Corp.
5.300%, 10/01/29 (144A) (b)	290,000	321,043
6.020%, 06/15/26 (144A)	339,000	388,655
6.100%, 07/15/27 (144A)	64,000	73,924
DXC Technology Co. 4.250%, 04/15/24 (b)	60,000	64,515
EMC Corp. 3.375%, 06/01/23 (b)	300,000	303,450
International Business Machines Corp.
1.700%, 05/15/27 (b)	1,075,000	1,097,697
2.850%, 05/15/40	340,000	351,676
2.950%, 05/15/50	175,000	179,563
3.300%, 05/15/26	240,000	270,063
Leidos, Inc.
2.950%, 05/15/23 (144A)	150,000	156,255
3.625%, 05/15/25 (144A)	60,000	65,385
4.375%, 05/15/30 (144A)	135,000	152,071
NCR Corp.
5.750%, 09/01/27 (144A)	115,000	115,000
6.125%, 09/01/29 (144A)	180,000	180,880

		6,053,861

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Cosmetics/Personal Care—0.0%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30 (b)	324,000	$353,332

Distribution/Wholesale—0.0%
Performance Food Group, Inc. 5.500%, 10/15/27 (144A)	90,000	86,850
Wolverine Escrow LLC 9.000%, 11/15/26 (144A)	255,000	167,025

		253,875

Diversified Financial Services—0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500%, 01/15/25	150,000	140,788
4.450%, 04/03/26	150,000	142,163
4.500%, 09/15/23	245,000	245,029
4.875%, 01/16/24 (b)	150,000	149,010
6.500%, 07/15/25 (b)	300,000	314,290
Air Lease Corp.
3.000%, 09/15/23 (b)	60,000	59,138
3.250%, 03/01/25 (b)	614,000	613,537
3.250%, 10/01/29	150,000	142,811
3.375%, 07/01/25	485,000	484,875
3.625%, 04/01/27	95,000	93,536
3.625%, 12/01/27 (b)	119,000	116,700
American Express Co. 4.200%, 11/06/25	150,000	174,508
Avolon Holdings Funding, Ltd.
2.875%, 02/15/25 (144A)	125,000	104,895
4.375%, 05/01/26 (144A)	495,000	416,212
5.250%, 05/15/24 (144A)	100,000	91,304
BOC Aviation, Ltd.
2.375%, 09/15/21 (144A)	200,000	199,914
2.750%, 09/18/22 (144A)	220,000	221,382
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	161,223
Capital One Bank USA N.A. 3.375%, 02/15/23	665,000	700,191
Capital One Financial Corp.
3.900%, 01/29/24	190,000	206,622
4.250%, 04/30/25	150,000	168,550
GE Capital International Funding Co.
2.342%, 11/15/20	550,000	553,562
3.373%, 11/15/25	805,000	844,664
4.418%, 11/15/35	1,285,000	1,304,591
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	340,411
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	935,000	964,069
3.559%, 02/28/24 (144A)	200,000	213,015
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	391,084
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	118,226
ORIX Corp. 2.900%, 07/18/22	80,000	82,762

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	110,000	100,355
5.500%, 02/15/24 (144A)	302,000	276,281
OneMain Finance Corp. 6.625%, 01/15/28	322,000	318,780
Visa, Inc. 2.700%, 04/15/40	105,000	112,486

		10,566,964

Electric—1.4%
AEP Texas, Inc. 3.950%, 06/01/28 (b)	311,000	353,651
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	32,276
AES Corp. (The)
3.300%, 07/15/25 (144A) (b)	300,000	308,943
5.500%, 04/15/25	100,000	102,630
Alabama Power Co. 3.850%, 12/01/42	70,000	82,634
Ameren Corp. 3.500%, 01/15/31	75,000	83,838
Ameren Illinois Co. 4.500%, 03/15/49	225,000	294,117
Appalachian Power Co. 4.500%, 03/01/49	35,000	43,389
Arizona Public Service Co. 4.700%, 01/15/44	50,000	61,865
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	157,718
Baltimore Gas & Electric Co. 3.200%, 09/15/49 (b)	210,000	222,754
Berkshire Hathaway Energy Co.
3.700%, 07/15/30 (144A) (b)	560,000	655,026
4.050%, 04/15/25 (144A)	87,000	99,031
CenterPoint Energy, Inc. 2.950%, 03/01/30	45,000	47,791
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	157,000	191,211
CMS Energy Corp. 3.875%, 03/01/24	70,000	75,142
Commonwealth Edison Co.
3.000%, 03/01/50	115,000	121,217
3.700%, 03/01/45	128,000	150,155
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	192,478
Consumers Energy Co. 4.350%, 04/15/49	100,000	132,061
Dominion Energy, Inc. 2.850%, 08/15/26	987,000	1,059,065
4.050%, 09/15/42	120,000	135,427
Duke Energy Carolinas LLC
3.200%, 08/15/49	85,000	95,310
6.000%, 12/01/28	100,000	132,139
Duke Energy Corp.
2.750%, 04/01/50	120,000	120,721
3.400%, 06/15/29	55,000	61,821

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Duke Energy Indiana LLC 3.750%, 05/15/46	585,000	$679,000
Duke Energy Progress LLC 3.700%, 10/15/46	120,000	140,177
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	754,000	769,037
Edison International
3.125%, 11/15/22	825,000	849,669
3.550%, 11/15/24	581,000	613,469
4.125%, 03/15/28	55,000	58,161
5.750%, 06/15/27	100,000	114,802
EDP Finance B.V. 5.250%, 01/14/21 (144A) (b)	425,000	433,695
Emera U.S. Finance L.P. 4.750%, 06/15/46	428,000	507,288
Enel Finance International NV
3.500%, 04/06/28 (144A)	205,000	220,469
3.625%, 05/25/27 (144A)	220,000	240,154
4.875%, 06/14/29 (144A)	505,000	596,378
Entergy Arkansas LLC 4.000%, 06/01/28	160,000	184,694
Entergy Louisiana LLC 4.200%, 04/01/50	300,000	380,546
Entergy Mississippi LLC 3.850%, 06/01/49	120,000	143,278
Entergy Texas, Inc.
3.550%, 09/30/49	265,000	291,719
4.000%, 03/30/29	303,000	351,770
Evergy Kansas Central, Inc. 3.250%, 09/01/49	205,000	220,556
Evergy Metro, Inc. 2.250%, 06/01/30	160,000	167,596
Evergy, Inc. 2.900%, 09/15/29	283,000	303,185
Exelon Corp. 3.497%, 06/01/22	139,000	145,102
Exelon Generation Co. LLC 3.250%, 06/01/25	330,000	355,727
FirstEnergy Corp.
1.600%, 01/15/26 (b)	106,000	106,935
2.250%, 09/01/30 (b)	63,000	63,127
2.650%, 03/01/30 (b)	442,000	461,238
3.400%, 03/01/50	260,000	277,205
Fortis, Inc. 3.055%, 10/04/26	353,000	380,882
Interstate Power and Light Co. 2.300%, 06/01/30	80,000	81,683
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	290,000	307,754
3.250%, 06/30/26	640,000	701,011
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	45,000	52,033
6.150%, 06/01/37	100,000	128,585
Louisville Gas & Electric Co. 4.650%, 11/15/43	197,000	241,497

Electric—(Continued)
Metropolitan Edison Co. 4.000%, 04/15/25 (144A)	20,000	22,369
Narragansett Electric Co. (The) 3.395%, 04/09/30 (144A)	200,000	225,222
Nevada Power Co. 3.700%, 05/01/29	190,000	220,120
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	213,000	235,797
NextEra Energy Capital Holdings, Inc.
2.250%, 06/01/30	795,000	816,681
3.500%, 04/01/29	134,000	151,793
Niagara Mohawk Power Corp.
1.960%, 06/27/30 (144A)	150,000	151,474
4.278%, 12/15/28 (144A)	200,000	233,499
NRG Energy, Inc.
4.450%, 06/15/29 (144A)	305,000	321,028
6.625%, 01/15/27	22,000	22,990
7.250%, 05/15/26	250,000	263,750
Pacific Gas and Electric Co.
1.750%, 06/16/22	655,000	656,022
3.500%, 08/01/50	370,000	357,191
4.650%, 08/01/28	565,000	673,203
PacifiCorp.
2.700%, 09/15/30	95,000	103,469
3.300%, 03/15/51	97,000	106,822
4.125%, 01/15/49	285,000	352,633
PECO Energy Co.
2.800%, 06/15/50	88,000	90,802
4.800%, 10/15/43	105,000	137,304
Pennsylvania Electric Co. 3.600%, 06/01/29 (144A)	500,000	561,367
Public Service Co. of Colorado
1.900%, 01/15/31	290,000	295,779
2.700%, 01/15/51	140,000	143,260
3.200%, 03/01/50	35,000	39,108
Public Service Co. of Oklahoma 6.625%, 11/15/37	100,000	136,427
Public Service Electric and Gas Co. 2.700%, 05/01/50	190,000	196,674
San Diego Gas & Electric Co.
3.320%, 04/15/50	50,000	54,312
4.100%, 06/15/49	145,000	177,534
4.300%, 04/01/42	160,000	187,921
Sierra Pacific Power Co. 2.600%, 05/01/26	981,000	1,065,514
Southern California Edison Co.
2.250%, 06/01/30 (b)	153,000	155,364
3.600%, 02/01/45	256,000	277,343
3.650%, 03/01/28	324,000	363,603
3.650%, 02/01/50 (b)	50,000	54,922
3.700%, 08/01/25	410,000	453,552
3.900%, 03/15/43	23,000	25,576
4.050%, 03/15/42	150,000	170,921
4.500%, 09/01/40	130,000	152,844

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Southern Power Co. 5.150%, 09/15/41	125,000	$142,124
Southwestern Electric Power Co. 3.900%, 04/01/45	272,000	294,714
Southwestern Public Service Co. 4.400%, 11/15/48	225,000	285,157
Tucson Electric Power Co.
3.050%, 03/15/25	50,000	53,780
4.000%, 06/15/50	171,000	200,113
4.850%, 12/01/48	150,000	195,144
Union Electric Co. 2.950%, 06/15/27	161,000	176,899
Wisconsin Power & Light Co. 3.650%, 04/01/50	100,000	116,722

		26,699,675

Electrical Components & Equipment—0.0%
Energizer Holdings, Inc. 7.750%, 01/15/27 (144A)	520,000	554,460

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	123,000	128,876
Honeywell International, Inc. 2.800%, 06/01/50 (b)	60,000	63,992
Roper Technologies, Inc.
2.000%, 06/30/30	180,000	180,089
3.000%, 12/15/20	83,000	83,751

		456,708

Entertainment—0.0%
Live Nation Entertainment, Inc.
4.750%, 10/15/27 (144A)	30,000	25,806
5.625%, 03/15/26 (144A) (b)	275,000	250,250
Six Flags Entertainment Corp. 4.875%, 07/31/24 (144A)	240,000	214,503

		490,559

Environmental Control—0.0%
Republic Services, Inc. 3.375%, 11/15/27	470,000	527,039
Waste Management, Inc.
3.450%, 06/15/29 (b)	65,000	67,258
4.000%, 07/15/39 (b)	114,000	117,651

		711,948

Food—0.1%
Albertsons Cos., Inc / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC 5.750%, 03/15/25	235,000	240,142
Campbell Soup Co.
3.950%, 03/15/25	245,000	275,428
4.800%, 03/15/48	30,000	39,433

Food—(Continued)
Hershey Co. (The) 2.650%, 06/01/50	120,000	122,095
Kroger Co. (The)
3.875%, 10/15/46	198,000	221,731
3.950%, 01/15/50	120,000	137,284
Mondelez International, Inc. 1.500%, 05/04/25	60,000	61,148
Post Holdings, Inc. 5.000%, 08/15/26 (144A)	295,000	296,106
Smithfield Foods, Inc. 5.200%, 04/01/29 (144A)	150,000	162,227
Tyson Foods, Inc. 4.550%, 06/02/47	160,000	192,283

		1,747,877

Food Service—0.0%
Aramark Services, Inc. 5.000%, 02/01/28 (144A)	290,000	275,500

Forest Products & Paper—0.0%
International Paper Co. 4.350%, 08/15/48 (b)	198,000	233,527

Gas—0.1%
AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.875%, 08/20/26	225,000	237,375
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	109,634
4.250%, 07/15/27 (144A)	70,000	78,131
Atmos Energy Corp. 4.125%, 03/15/49	145,000	180,028
Boston Gas Co. 3.001%, 08/01/29 (144A)	120,000	129,604
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	195,074
Dominion Energy Gas Holdings LLC
2.500%, 11/15/24	210,000	221,387
3.900%, 11/15/49	126,000	132,241
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	258,000	275,789
NiSource, Inc.
2.950%, 09/01/29 (b)	180,000	196,101
6.250%, 12/15/40	75,000	104,007
ONE Gas, Inc.
2.000%, 05/15/30	90,000	91,672
4.500%, 11/01/48	142,000	179,427
Piedmont Natural Gas Co., Inc. 3.350%, 06/01/50	50,000	54,640
Southern California Gas Co. 4.450%, 03/15/44	50,000	60,765
Southwest Gas Corp. 2.200%, 06/15/30	198,000	203,190

		2,449,065

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.1%
Abbott Laboratories
1.400%, 06/30/30	210,000	$207,832
4.900%, 11/30/46	361,000	518,232
Avantor, Inc. 6.000%, 10/01/24 (144A)	215,000	224,675
Boston Scientific Corp.
1.900%, 06/01/25	207,000	214,368
3.750%, 03/01/26	85,000	96,520
4.000%, 03/01/29 (b)	170,000	194,479
4.550%, 03/01/39	103,000	126,504
Stryker Corp.
1.950%, 06/15/30	110,000	110,463
2.900%, 06/15/50 (b)	85,000	85,188
Thermo Fisher Scientific, Inc. 3.650%, 12/15/25	285,000	321,943
Zimmer Biomet Holdings, Inc. 3.700%, 03/19/23	26,000	27,655

		2,127,859

Healthcare-Services—0.6%
Aetna, Inc.
3.875%, 08/15/47	326,000	367,624
4.125%, 11/15/42	195,000	219,205
Anthem, Inc.
2.875%, 09/15/29 (b)	400,000	431,989
3.350%, 12/01/24	175,000	192,424
4.101%, 03/01/28	140,000	163,620
Bon Secours Mercy Health, Inc. 3.464%, 06/01/30	200,000	220,838
Centene Corp. 3.375%, 02/15/30	625,000	631,069
CHS/Community Health Systems, Inc. 8.625%, 01/15/24 (144A)	200,000	195,576
Cottage Health Obligated Group 3.304%, 11/01/49	230,000	251,896
DaVita, Inc. 5.000%, 05/01/25 (b)	502,000	513,295
Encompass Health Corp.
4.500%, 02/01/28	80,000	76,730
5.750%, 11/01/24	255,000	255,000
5.750%, 09/15/25	100,000	102,774
Envision Healthcare Corp. 8.750%, 10/15/26 (144A)	250,000	118,750
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	221,875
HCA, Inc.
4.125%, 06/15/29 (b)	140,000	154,400
4.500%, 02/15/27	693,000	772,555
5.125%, 06/15/39	110,000	128,181
5.250%, 04/15/25	350,000	402,234
5.250%, 06/15/26	180,000	207,182
5.375%, 09/01/26 (b)	1,500,000	1,633,125
5.875%, 02/01/29 (b)	150,000	169,738
IQVIA, Inc. 5.000%, 05/15/27 (144A)	280,000	286,423

Healthcare-Services—(Continued)
Memorial Health Services 3.447%, 11/01/49	425,000	446,080
NYU Langone Hospitals 3.380%, 07/01/55	90,000	86,812
Partners Healthcare System, Inc. 3.342%, 07/01/60 (b)	375,000	402,976
Quest Diagnostics, Inc. 2.800%, 06/30/31	80,000	83,923
Rush Obligated Group 3.922%, 11/15/29	188,000	210,840
Tenet Healthcare Corp.
4.625%, 07/15/24	20,000	19,599
4.875%, 01/01/26 (144A)	490,000	479,935
5.125%, 11/01/27 (144A)	210,000	207,207
6.750%, 06/15/23	750,000	744,375
7.000%, 08/01/25 (b)	90,000	88,208
UnitedHealth Group, Inc.
2.750%, 05/15/40	78,000	82,719
2.900%, 05/15/50	82,000	87,319
3.500%, 08/15/39	238,000	276,661
4.200%, 01/15/47	140,000	177,531
U.S. Renal Care, Inc. 10.625%, 07/15/27 (144A) (b)	100,000	103,000

		11,213,688

Holding Companies-Diversified—0.1%
CK Hutchison International 17 II, Ltd. 3.250%, 09/29/27 (144A)	440,000	472,001
CK Hutchison International 19, Ltd.
3.250%, 04/11/24 (144A)	475,000	502,309
3.625%, 04/11/29 (144A)	205,000	227,536
Hutchison Whampoa International 14, Ltd. 3.625%, 10/31/24 (144A)	200,000	216,832

		1,418,678

Home Builders—0.0%
Lennar Corp. 5.250%, 06/01/26	220,000	237,600

Home Furnishings—0.0%
Tempur Sealy International, Inc. 5.625%, 10/15/23 (b)	250,000	252,500

Household Products/Wares—0.1%
ACCO Brands Corp. 5.250%, 12/15/24 (144A)	350,000	354,375
Central Garden & Pet Co. 5.125%, 02/01/28 (b)	300,000	311,697
Clorox Co. (The) 1.800%, 05/15/30	140,000	141,205
Kimberly-Clark Corp. 3.100%, 03/26/30	265,000	301,648
Prestige Brands, Inc. 6.375%, 03/01/24 (144A) (b)	240,000	247,200

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—(Continued)
Reckitt Benckiser Treasury Services plc 3.000%, 06/26/27 (144A) (b)	430,000	$470,073
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A) (b)	25,000	24,687
5.750%, 07/15/25	400,000	410,508

		2,261,393

Housewares—0.0%
Newell Brands, Inc. 4.700%, 04/01/26 (b)	295,000	308,980
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29 (b)	300,000	308,625

		617,605

Insurance—0.3%
Aflac, Inc.
3.600%, 04/01/30 (b)	73,000	85,218
4.000%, 10/15/46	221,000	254,438
4.750%, 01/15/49	335,000	431,363
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	234,259
American Financial Group, Inc. 3.500%, 08/15/26	70,000	74,607
American International Group, Inc. 3.875%, 01/15/35	448,000	513,335
Assurant, Inc. 4.200%, 09/27/23	150,000	159,001
Athene Global Funding 2.950%, 11/12/26 (144A)	370,000	371,270
Berkshire Hathaway Finance Corp.
4.200%, 08/15/48	266,000	337,455
4.400%, 05/15/42	200,000	260,495
Equitable Financial Life Global Funding 1.400%, 07/07/25 (144A)	270,000	270,549
Guardian Life Insurance Co. of America (The)
3.700%, 01/22/70 (144A)	85,000	88,920
4.875%, 06/19/64 (144A)	150,000	190,461
Harborwalk Funding Trust 5.077%, 3M LIBOR + 3.191%, 02/15/69 (144A) (c)	195,000	238,016
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	28,749
6.100%, 10/01/41	25,000	35,112
Jackson National Life Global Funding
3.250%, 01/30/24 (144A)	90,000	96,087
3.875%, 06/11/25 (144A)	150,000	166,498
Markel Corp. 3.500%, 11/01/27	100,000	107,540
New York Life Global Funding 3.000%, 01/10/28 (144A)	125,000	138,432
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	75,000	91,590
Northwestern Mutual Life Insurance Co. (The) 3.850%, 09/30/47 (144A)	220,000	251,457
OneBeacon U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	155,898

Insurance—(Continued)
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	97,000	100,967
Principal Financial Group, Inc. 3.700%, 05/15/29	75,000	85,312
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (c)	90,000	89,462
Prudential Financial, Inc. 3.905%, 12/07/47	65,000	73,865
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	324,445
Swiss Re Finance Luxembourg S.A. 5.000%, 5Y H15 + 3.582%, 04/02/49 (144A) (b) (c)	400,000	448,000
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	118,643
Travelers Cos., Inc. (The) 2.550%, 04/27/50	60,000	59,283

		5,880,727

Internet—0.1%
Amazon.com, Inc.
2.500%, 06/03/50	230,000	232,616
2.700%, 06/03/60 (b)	490,000	497,377
3.875%, 08/22/37	280,000	346,592
Netflix, Inc. 5.875%, 11/15/28	530,000	602,769
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/26 (144A)	200,000	188,750

		1,868,104

Iron/Steel—0.0%
Steel Dynamics, Inc. 3.450%, 04/15/30	154,000	160,950

Leisure Time—0.0%
Sabre GLBL, Inc. 5.250%, 11/15/23 (144A) (b)	400,000	368,000

Lodging—0.2%
Boyd Gaming Corp. 6.375%, 04/01/26	275,000	261,250
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 04/01/25 (b)	500,000	488,855
Marriott Ownership Resorts, Inc. / ILG LLC 6.500%, 09/15/26	250,000	251,875
MGM Resorts International 5.500%, 04/15/27	1,306,000	1,262,667
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.500%, 03/01/25 (144A)	500,000	457,500

		2,722,147

Machinery-Construction & Mining—0.0%
Terex Corp. 5.625%, 02/01/25 (144A)	300,000	273,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.1%
Otis Worldwide Corp. 2.565%, 02/15/30 (144A)	565,000	$592,483
RBS Global, Inc. / Rexnord LLC 4.875%, 12/15/25 (144A)	240,000	241,200
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A)	200,000	209,000
Welbilt, Inc. 9.500%, 02/15/24	250,000	238,750
Xylem, Inc. 1.950%, 01/30/28	170,000	171,424

		1,452,857

Media—0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27 (144A)	1,000,000	1,034,600
5.875%, 04/01/24 (144A)	1,000,000	1,031,250
5.875%, 05/01/27 (144A)	1,000,000	1,043,450
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.800%, 04/01/31	300,000	303,969
4.800%, 03/01/50	240,000	272,017
4.908%, 07/23/25	715,000	819,913
5.375%, 05/01/47	242,000	285,656
Clear Channel Worldwide Holdings, Inc.
5.125%, 08/15/27 (144A) (b)	100,000	96,000
9.250%, 02/15/24 (b)	455,000	422,072
Comcast Corp.
1.950%, 01/15/31 (b)	90,000	91,662
2.350%, 01/15/27	877,000	937,064
3.200%, 07/15/36 (b)	552,000	613,577
3.250%, 11/01/39	570,000	632,376
3.400%, 07/15/46	88,000	97,511
3.450%, 02/01/50	867,000	982,686
3.750%, 04/01/40	130,000	152,914
3.950%, 10/15/25 (b)	279,000	319,719
4.600%, 10/15/38	50,000	63,674
4.950%, 10/15/58	55,000	78,187
COX Communications, Inc.
3.350%, 09/15/26 (144A)	350,000	386,987
4.600%, 08/15/47 (144A)	70,000	88,620
CSC Holdings LLC
6.500%, 02/01/29 (144A)	360,000	393,300
10.875%, 10/15/25 (144A)	300,000	322,500
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	100,000	72,484
Discovery Communications LLC
4.950%, 05/15/42	250,000	284,381
5.200%, 09/20/47	305,000	354,714
DISH DBS Corp.
5.875%, 11/15/24	655,000	651,116
7.750%, 07/01/26 (b)	1,000,000	1,060,110
Entercom Media Corp. 6.500%, 05/01/27 (144A)	190,000	170,525
Fox Corp. 3.500%, 04/08/30	75,000	83,732

Media—(Continued)
GCI LLC 6.875%, 04/15/25 (b)	200,000	206,000
Nexstar Broadcasting, Inc.
5.625%, 08/01/24 (144A)	115,000	115,862
5.625%, 07/15/27 (144A)	235,000	235,014
Sinclair Television Group, Inc.
5.125%, 02/15/27 (144A) (b)	250,000	227,500
5.625%, 08/01/24 (144A)	250,000	240,000
Sirius XM Radio, Inc. 5.375%, 07/15/26 (144A) (b)	731,000	754,933
Time Warner Cable LLC
4.500%, 09/15/42 (b)	667,000	716,346
6.550%, 05/01/37	50,000	65,760
6.750%, 06/15/39 (b)	265,000	352,034
ViacomCBS, Inc.
4.375%, 03/15/43	213,000	222,658
4.600%, 01/15/45	100,000	105,837
4.950%, 05/19/50	96,000	106,886
Videotron, Ltd. 5.125%, 04/15/27 (144A)	465,000	482,498
Virgin Media Secured Finance plc 5.500%, 05/15/29 (144A)	200,000	210,778
Walt Disney Co. (The)
2.750%, 09/01/49	165,000	160,985
3.500%, 05/13/40 (b)	255,000	277,861

		17,627,718

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	70,795

Mining—0.1%
Alcoa Nederland Holding B.V. 7.000%, 09/30/26 (144A) (b)	250,000	256,250
Freeport-McMoRan, Inc. 4.550%, 11/14/24	600,000	609,750
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A)	130,000	142,726
Glencore Funding LLC 4.000%, 03/27/27 (144A)	205,000	219,679
Newcrest Finance Pty, Ltd. 3.250%, 05/13/30 (144A) (b)	160,000	170,830

		1,399,235

Miscellaneous Manufacturing—0.1%
Eaton Corp. 5.800%, 03/15/37	100,000	133,965
General Electric Co.
2.700%, 10/09/22 (b)	375,000	389,658
3.100%, 01/09/23	236,000	246,984
3.450%, 05/01/27	85,000	87,190
3.625%, 05/01/30 (b)	130,000	130,116
5.550%, 01/05/26	633,000	734,799
Parker-Hannifin Corp. 3.300%, 11/21/24	114,000	123,876

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Siemens Financieringsmaatschappij NV
3.125%, 03/16/24 (144A)	250,000	$270,274
4.400%, 05/27/45 (144A)	250,000	335,099

		2,451,961

Oil & Gas—0.6%
Antero Resources Corp. 5.625%, 06/01/23	250,000	160,000
BP Capital Markets America, Inc.
2.750%, 05/10/23 (b)	100,000	105,664
3.000%, 02/24/50	210,000	206,771
3.017%, 01/16/27	596,000	645,244
3.410%, 02/11/26	120,000	132,717
3.543%, 04/06/27 (b)	165,000	182,930
3.796%, 09/21/25	100,000	113,101
BP Capital Markets plc
3.279%, 09/19/27	161,000	175,831
4.375%, 5Y H15 + 4.036%, 06/22/25 (c)	383,000	388,745
4.875%, 5Y H15 + 4.398%, 03/22/30 (c)	233,000	240,572
Chevron Corp.
1.995%, 05/11/27	240,000	251,293
2.978%, 05/11/40	210,000	224,574
Concho Resources, Inc.
3.750%, 10/01/27	260,000	277,226
4.375%, 01/15/25 (b)	100,000	103,209
Diamondback Energy, Inc.
3.500%, 12/01/29	37,000	35,745
4.750%, 05/31/25	270,000	288,753
Eni S.p.A.
4.250%, 05/09/29 (144A)	235,000	254,238
4.750%, 09/12/28 (144A)	305,000	339,835
Eni USA, Inc. 7.300%, 11/15/27	100,000	123,841
Equinor ASA
1.750%, 01/22/26	90,000	92,187
2.375%, 05/22/30	90,000	93,544
Exxon Mobil Corp.
2.610%, 10/15/30 (b)	205,000	218,549
2.995%, 08/16/39	300,000	317,304
3.095%, 08/16/49 (b)	370,000	385,917
3.482%, 03/19/30	200,000	227,744
Gulfport Energy Corp. 6.000%, 10/15/24	350,000	178,500
Hess Corp. 5.800%, 04/01/47	125,000	135,624
Marathon Petroleum Corp.
4.500%, 05/01/23	210,000	226,285
4.750%, 09/15/44	79,000	82,481
MEG Energy Corp.
6.500%, 01/15/25 (144A)	100,000	93,250
7.000%, 03/31/24 (144A) (b)	114,000	97,755
Noble Energy, Inc. 6.000%, 03/01/41	160,000	153,544
Oasis Petroleum, Inc. 6.875%, 01/15/23	325,000	54,234

Oil & Gas—(Continued)
Occidental Petroleum Corp. 2.700%, 08/15/22	360,000	335,142
Ovintiv, Inc. 7.375%, 11/01/31	250,000	232,409
Phillips 66
2.150%, 12/15/30	395,000	382,266
4.875%, 11/15/44	37,000	45,791
QEP Resources, Inc. 5.375%, 10/01/22	185,000	140,600
Shell International Finance B.V. 3.750%, 09/12/46	201,000	228,928
Suncor Energy, Inc.
3.100%, 05/15/25 (b)	410,000	437,915
3.600%, 12/01/24	225,000	242,911
5.350%, 07/15/33	150,000	170,227
Total Capital International S.A.
2.829%, 01/10/30 (b)	180,000	195,732
2.986%, 06/29/41	325,000	331,224
3.127%, 05/29/50	305,000	311,328
3.461%, 07/12/49 (b)	384,000	414,517
Valero Energy Corp. 2.700%, 04/15/23	125,000	129,691
Whiting Petroleum Corp. 6.625%, 01/15/26 (d)	400,000	71,000
WPX Energy, Inc. 5.750%, 06/01/26	235,000	227,950

		10,504,838

Oil & Gas Services—0.1%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.138%, 11/07/29 (b)	170,000	177,727
3.337%, 12/15/27 (b)	252,000	268,449
Baker Hughes Holdings LLC 5.125%, 09/15/40	25,000	30,109
Halliburton Co.
3.800%, 11/15/25 (b)	6,000	6,499
4.850%, 11/15/35	375,000	394,401
Schlumberger Holdings Corp.
3.750%, 05/01/24 (144A)	75,000	80,736
3.900%, 05/17/28 (144A)	109,000	117,611

		1,075,532

Packaging & Containers—0.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 6.000%, 02/15/25 (144A) (b)	207,000	211,916
Berry Global, Inc. 4.875%, 07/15/26 (144A)	300,000	304,500
Crown Americas LLC / Crown Americas Capital Corp. 4.250%, 09/30/26	225,000	230,625
LABL Escrow Issuer LLC 6.750%, 07/15/26 (144A)	230,000	239,271
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A)	335,000	329,033
Packaging Corp. of America 4.050%, 12/15/49 (b)	135,000	161,051

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
WRKCo, Inc. 3.750%, 03/15/25	150,000	$166,260

		1,642,656

Pharmaceuticals—1.2%
AbbVie, Inc.
3.200%, 05/14/26	135,000	150,178
3.200%, 11/21/29 (144A)	705,000	784,029
3.600%, 05/14/25	165,000	183,210
4.050%, 11/21/39 (144A)	618,000	716,761
4.250%, 11/21/49 (144A)	365,000	437,530
4.400%, 11/06/42	315,000	379,777
4.450%, 05/14/46	430,000	521,922
4.550%, 03/15/35 (144A)	60,000	73,885
4.625%, 10/01/42 (144A)	220,000	269,257
4.750%, 03/15/45 (144A)	60,000	74,267
AstraZeneca plc
4.000%, 09/18/42	253,000	308,001
6.450%, 09/15/37	50,000	75,529
Bausch Health Cos., Inc.
7.000%, 03/15/24 (144A) (b)	885,000	918,187
9.000%, 12/15/25 (144A)	1,625,000	1,750,466
Becton Dickinson and Co.
2.823%, 05/20/30	130,000	137,800
3.363%, 06/06/24	1,234,000	1,330,539
3.794%, 05/20/50	85,000	94,603
Bristol-Myers Squibb Co.
3.450%, 11/15/27 (144A)	700,000	805,605
3.900%, 02/20/28 (144A)	145,000	170,606
4.125%, 06/15/39 (144A) (b)	105,000	134,088
5.000%, 08/15/45 (144A)	200,000	281,902
Cigna Corp.
2.400%, 03/15/30	356,000	369,346
3.050%, 10/15/27 (144A) (b)	360,000	391,204
4.375%, 10/15/28	963,000	1,139,645
CVS Health Corp.
3.250%, 08/15/29	800,000	883,706
4.125%, 04/01/40 (b)	230,000	271,267
4.300%, 03/25/28	300,000	350,728
5.050%, 03/25/48	175,000	227,634
5.300%, 12/05/43	200,000	261,464
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	281,987	301,657
5.880%, 01/10/28	349,228	393,785
8.353%, 07/10/31 (144A)	141,795	183,210
Eli Lilly and Co. 2.250%, 05/15/50	540,000	517,722
Johnson & Johnson 3.400%, 01/15/38	223,000	263,355
Merck & Co., Inc.
2.350%, 06/24/40 (b)	65,000	66,133
2.450%, 06/24/50	50,000	50,181
3.700%, 02/10/45	170,000	203,843
Novartis Capital Corp.
2.750%, 08/14/50 (b)	225,000	237,600

Pharmaceuticals—(Continued)
Par Pharmaceutical, Inc. 7.500%, 04/01/27 (144A)	265,000	271,943
Pfizer, Inc.
1.700%, 05/28/30	270,000	274,712
2.550%, 05/28/40	235,000	243,896
2.700%, 05/28/50	230,000	237,174
3.900%, 03/15/39	180,000	222,066
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	170,000	180,059
3.200%, 09/23/26	1,623,000	1,800,242
Takeda Pharmaceutical Co., Ltd.
2.050%, 03/31/30	200,000	197,958
3.175%, 07/09/50	400,000	401,555
3.375%, 07/09/60	200,000	200,015
Upjohn, Inc.
1.125%, 06/22/22 (144A)	380,000	382,040
1.650%, 06/22/25 (144A)	95,000	96,848
2.300%, 06/22/27 (144A)	477,000	492,440
2.700%, 06/22/30 (144A) (b)	290,000	297,949
3.850%, 06/22/40 (144A)	60,000	64,349
4.000%, 06/22/50 (144A)	105,000	112,385
Zoetis, Inc.
2.000%, 05/15/30	300,000	305,956
3.000%, 05/15/50	50,000	51,401
4.500%, 11/13/25	821,000	958,255
4.700%, 02/01/43	110,000	145,290

		22,647,155

Pipelines—0.5%
Boardwalk Pipelines L.P.
4.450%, 07/15/27	34,000	35,711
4.800%, 05/03/29	65,000	69,203
Cameron LNG LLC
3.302%, 01/15/35 (144A)	325,000	358,206
3.701%, 01/15/39 (144A)	163,000	174,913
Cheniere Energy Partners L.P. 4.500%, 10/01/29	140,000	136,500
Columbia Pipeline Group, Inc. 4.500%, 06/01/25	423,000	480,497
Enable Midstream Partners L.P.
4.150%, 09/15/29	90,000	78,915
4.400%, 03/15/27	70,000	64,495
4.950%, 05/15/28	80,000	74,232
Enbridge, Inc.
3.500%, 06/10/24 (b)	292,000	316,839
4.500%, 06/10/44	275,000	308,325
Energy Transfer Operating L.P.
3.750%, 05/15/30	230,000	227,273
4.200%, 04/15/27	297,000	310,735
4.750%, 01/15/26	150,000	163,818
5.150%, 02/01/43	566,000	530,379
6.050%, 06/01/41	55,000	56,664
6.250%, 04/15/49	70,000	74,184
EnLink Midstream Partners L.P. 4.850%, 07/15/26	310,000	229,493

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Enterprise Products Operating LLC
3.700%, 01/31/51	290,000	$301,499
3.950%, 01/31/60	65,000	67,206
4.200%, 01/31/50	120,000	132,774
4.250%, 02/15/48	285,000	310,001
4.450%, 02/15/43	100,000	110,485
4.850%, 08/15/42	100,000	114,942
4.950%, 10/15/54	33,000	36,785
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	300,000	332,410
Kinder Morgan, Inc.
5.200%, 03/01/48 (b)	80,000	97,125
5.300%, 12/01/34	305,000	354,715
MPLX L.P.
4.000%, 03/15/28 (b)	200,000	210,719
4.125%, 03/01/27 (b)	80,000	85,346
4.500%, 04/15/38	541,000	540,814
4.700%, 04/15/48	119,000	122,000
5.200%, 03/01/47	81,000	86,952
5.500%, 02/15/49	5,000	5,673
ONEOK Partners L.P.
5.000%, 09/15/23	70,000	75,424
6.650%, 10/01/36	140,000	156,644
ONEOK, Inc.
3.400%, 09/01/29	235,000	228,532
4.450%, 09/01/49	45,000	41,738
4.950%, 07/13/47	59,000	56,807
5.200%, 07/15/48	90,000	89,631
Phillips 66 Partners L.P.
3.150%, 12/15/29	175,000	179,127
4.900%, 10/01/46	146,000	158,074
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30 (b)	160,000	157,557
4.500%, 12/15/26	160,000	169,318
4.650%, 10/15/25	225,000	240,277
4.700%, 06/15/44	120,000	108,273
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	113,483
8.000%, 03/01/32	70,000	101,464
Sunoco Logistics Partners Operations L.P.
4.950%, 01/15/43	150,000	135,958
5.350%, 05/15/45	90,000	86,964
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.250%, 11/15/23	300,000	287,187
6.500%, 07/15/27	300,000	300,750
6.750%, 03/15/24 (b)	235,000	234,413
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	47,877
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	160,000	183,853
4.875%, 01/15/26 (b)	225,000	265,513
Transcanada Trust 5.500%, 3M LIBOR + 4.154%, 09/15/79 (b) (c)	298,000	297,255

		10,315,947

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	260,612

Real Estate Investment Trusts—0.7%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	105,000	117,786
4.000%, 02/01/50	111,000	135,473
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	150,000	154,072
American Tower Corp.
2.100%, 06/15/30	170,000	170,353
3.100%, 06/15/50	170,000	167,033
3.125%, 01/15/27	501,000	548,249
3.700%, 10/15/49	210,000	230,082
3.950%, 03/15/29	636,000	723,745
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	172,723
Boston Properties L.P. 4.500%, 12/01/28	100,000	119,576
Brixmor Operating Partnership L.P. 3.850%, 02/01/25	60,000	61,960
Crown Castle International Corp.
2.250%, 01/15/31	140,000	141,011
3.250%, 01/15/51 (b)	60,000	59,878
3.300%, 07/01/30	90,000	98,263
3.800%, 02/15/28 (b)	745,000	837,221
4.150%, 07/01/50	90,000	103,448
4.450%, 02/15/26	100,000	114,629
Equinix, Inc. 5.875%, 01/15/26	500,000	526,200
ERP Operating L.P. 4.150%, 12/01/28	120,000	141,989
ESH Hospitality, Inc.
4.625%, 10/01/27 (144A)	120,000	112,800
5.250%, 05/01/25 (144A)	285,000	275,738
Essex Portfolio L.P. 2.650%, 03/15/32	120,000	126,533
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	680,000	735,227
Healthcare Trust of America Holdings L.P. 3.100%, 02/15/30 (b)	200,000	201,739
Healthpeak Properties, Inc.
2.875%, 01/15/31	200,000	205,321
3.000%, 01/15/30	445,000	465,512
3.500%, 07/15/29	118,000	128,485
Life Storage L.P. 4.000%, 06/15/29	137,000	151,673
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	109,493
Office Properties Income Trust
4.000%, 07/15/22	140,000	139,456
4.150%, 02/01/22 (b)	280,000	278,324
Realty Income Corp. 3.875%, 04/15/25	60,000	66,662
Regency Centers L.P. 2.950%, 09/15/29	195,000	197,886

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
SBA Communications Corp. 4.875%, 09/01/24	184,000	$188,617
Scentre Group Trust 1 / Scentre Group Trust 2 3.250%, 10/28/25 (144A)	586,000	602,250
Simon Property Group L.P. 3.250%, 09/13/49 (b)	200,000	186,388
SITE Centers Corp. 4.700%, 06/01/27	60,000	61,041
UDR, Inc.
2.950%, 09/01/26	386,000	408,806
3.000%, 08/15/31	120,000	127,899
3.500%, 07/01/27	100,000	109,447
Ventas Realty L.P.
4.125%, 01/15/26	407,000	436,767
4.875%, 04/15/49	88,000	96,191
5.700%, 09/30/43	220,000	248,576
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	305,000	292,675
WEA Finance LLC 2.875%, 01/15/27 (144A)	575,000	562,698
Welltower, Inc.
2.700%, 02/15/27	347,000	360,550
3.100%, 01/15/30	320,000	331,840
3.625%, 03/15/24	485,000	518,191
4.000%, 06/01/25	229,000	253,134

		12,603,610

Retail—0.3%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A) (b)	60,000	58,210
Alimentation Couche-Tard, Inc.
2.950%, 01/25/30 (144A)	465,000	482,024
3.800%, 01/25/50 (144A)	135,000	139,886
Costco Wholesale Corp. 1.750%, 04/20/32	210,000	213,188
Home Depot, Inc. (The) 3.125%, 12/15/49	395,000	433,411
Lowe’s Cos., Inc.
3.650%, 04/05/29	113,000	129,560
3.700%, 04/15/46	173,000	193,435
4.500%, 04/15/30	655,000	803,366
4.550%, 04/05/49	122,000	154,471
McDonald’s Corp.
3.625%, 05/01/43	257,000	282,324
3.700%, 02/15/42	120,000	134,339
6.300%, 10/15/37	160,000	232,102
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	67,920
Penske Automotive Group, Inc. 5.500%, 05/15/26	240,000	239,400
PetSmart, Inc.
5.875%, 06/01/25 (144A) (b)	500,000	500,938
8.875%, 06/01/25 (144A) (b)	265,000	264,989

Retail—(Continued)
Rite Aid Corp.
6.125%, 04/01/23 (144A) (b)	193,000	187,693
7.500%, 07/01/25 (144A)	112,000	112,000
Staples, Inc. 7.500%, 04/15/26 (144A) (b)	324,000	254,583
Starbucks Corp.
2.550%, 11/15/30	245,000	256,926
3.750%, 12/01/47	116,000	124,686
TJX Cos., Inc. (The) 3.875%, 04/15/30	80,000	93,993
Walmart, Inc.
3.625%, 12/15/47	205,000	252,718
3.950%, 06/28/38	120,000	152,686

		5,764,848

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (c)	780,000	843,831

Semiconductors—0.2%
Analog Devices, Inc. 4.500%, 12/05/36	113,000	132,087
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	300,000	324,319
Broadcom, Inc.
3.150%, 11/15/25 (144A)	527,000	559,518
4.150%, 11/15/30 (144A)	420,000	456,979
4.750%, 04/15/29 (144A) (b)	400,000	453,961
Microchip Technology, Inc. 2.670%, 09/01/23 (144A)	200,000	205,811
QUALCOMM, Inc.
2.150%, 05/20/30	220,000	228,983
3.250%, 05/20/50	40,000	43,733
Sensata Technologies UK Financing Co. plc 6.250%, 02/15/26 (144A) (b)	385,000	399,438
Texas Instruments, Inc. 1.750%, 05/04/30	85,000	86,237

		2,891,066

Software—0.3%
CDK Global, Inc. 5.250%, 05/15/29 (144A)	200,000	207,684
Fiserv, Inc.
3.200%, 07/01/26	60,000	66,409
3.500%, 07/01/29	277,000	311,046
4.400%, 07/01/49	60,000	72,984
Microsoft Corp.
2.525%, 06/01/50 (b)	100,000	103,471
3.500%, 02/12/35 (b)	1,370,000	1,676,313
3.500%, 11/15/42	100,000	120,682
3.700%, 08/08/46	231,000	289,731
Oracle Corp.
2.800%, 04/01/27	335,000	365,792
3.600%, 04/01/40	420,000	476,727
3.600%, 04/01/50	350,000	394,455

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp.
3.800%, 11/15/37	366,000	$422,192
3.850%, 07/15/36	408,000	475,976
3.900%, 05/15/35	222,000	268,458
4.000%, 07/15/46	80,000	94,686
VMware, Inc. 2.950%, 08/21/22	100,000	103,445

		5,450,051

Telecommunications—1.2%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	350,000	385,543
Altice France S.A. 7.375%, 05/01/26 (144A)	413,000	431,147
AT&T, Inc.
2.300%, 06/01/27	485,000	500,740
2.750%, 06/01/31	275,000	284,484
2.950%, 07/15/26	209,000	226,004
3.500%, 06/01/41	365,000	383,316
4.300%, 12/15/42	952,000	1,066,101
4.450%, 04/01/24 (b)	470,000	526,550
4.550%, 03/09/49	255,000	300,529
5.250%, 03/01/37	160,000	197,778
CenturyLink, Inc.
6.750%, 12/01/23	65,000	69,861
7.500%, 04/01/24 (b)	550,000	604,351
Cincinnati Bell, Inc. 7.000%, 07/15/24 (144A) (b)	100,000	102,000
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	500,000	482,850
CommScope. Inc. 6.000%, 03/01/26 (144A)	500,000	512,500
Corning, Inc. 3.900%, 11/15/49	252,000	273,505
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	240,015
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	288,000	318,452
Frontier Communications Corp. 8.000%, 04/01/27 (144A)	325,000	329,875
Intelsat Jackson Holdings S.A.
8.000%, 02/15/24 (144A)	240,000	243,403
9.750%, 07/15/25 (144A) (d)	245,000	150,504
Level 3 Financing, Inc. 5.375%, 05/01/25	385,000	393,181
Plantronics, Inc. 5.500%, 05/31/23 (144A)	240,000	209,100
Rogers Communications, Inc.
3.700%, 11/15/49	80,000	88,037
4.350%, 05/01/49	90,000	110,212
Sprint Capital Corp. 8.750%, 03/15/32	1,000,000	1,429,490
Sprint Corp.
7.625%, 02/15/25	105,000	121,144
7.625%, 03/01/26 (b)	1,000,000	1,180,370

Telecommunications—(Continued)
T-Mobile USA, Inc.
2.050%, 02/15/28 (144A)	850,000	850,400
3.500%, 04/15/25 (144A)	745,000	812,065
3.750%, 04/15/27 (144A)	815,000	904,242
3.875%, 04/15/30 (144A)	205,000	228,487
4.375%, 04/15/40 (144A)	265,000	306,531
6.500%, 01/15/26	1,000,000	1,044,870
Telecom Italia Capital S.A. 6.000%, 09/30/34	485,000	527,195
Telefonica Emisiones S.A.U.
4.665%, 03/06/38	570,000	680,260
4.895%, 03/06/48	150,000	182,038
United States Cellular Corp. 6.700%, 12/15/33 (b)	280,000	325,503
Verizon Communications, Inc.
2.625%, 08/15/26	50,000	54,402
4.016%, 12/03/29	41,000	49,009
4.125%, 03/16/27	400,000	471,519
4.272%, 01/15/36	1,383,000	1,712,216
4.329%, 09/21/28	454,000	546,537
4.400%, 11/01/34	213,000	264,673
4.500%, 08/10/33	300,000	373,585
4.672%, 03/15/55	250,000	339,686
4.862%, 08/21/46	42,000	57,095
Vodafone Group plc
4.250%, 09/17/50	740,000	866,976
4.875%, 06/19/49 (b)	240,000	300,716
6.250%, 11/30/32	160,000	219,342

		22,278,389

Toys/Games/Hobbies—0.0%
Mattel, Inc. 6.750%, 12/31/25 (144A) (b)	500,000	518,750

Transportation—0.2%
Burlington Northern Santa Fe LLC
3.050%, 02/15/51	100,000	108,539
3.550%, 02/15/50	98,000	113,599
3.900%, 08/01/46	349,000	419,531
5.150%, 09/01/43	170,000	234,887
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	161,064
CSX Corp.
3.250%, 06/01/27	738,000	827,424
3.800%, 11/01/46	219,000	248,186
4.750%, 11/15/48	95,000	126,075
6.150%, 05/01/37	60,000	83,556
JB Hunt Transport Services, Inc. 3.875%, 03/01/26 (b)	80,000	91,467
Norfolk Southern Corp.
3.050%, 05/15/50	415,000	427,092
3.950%, 10/01/42	230,000	267,859
Ryder System, Inc. 2.875%, 09/01/20	170,000	170,221

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-29

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Transportation—(Continued)
Union Pacific Corp.
3.550%, 08/15/39	250,000	$280,387
3.600%, 09/15/37	146,000	161,662
4.100%, 09/15/67	70,000	83,877
4.375%, 09/10/38	50,000	61,567
XPO Logistics, Inc. 6.750%, 08/15/24 (144A)	220,000	230,472

		4,097,465

Trucking & Leasing—0.0%
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	95,139
4.125%, 08/01/25 (144A)	80,000	72,023

		167,162

Water—0.0%
American Water Capital Corp.
2.800%, 05/01/30	306,000	332,704
3.450%, 05/01/50	150,000	168,527

		501,231

Total Corporate Bonds & Notes (Cost $306,914,435)		323,812,702

U.S. Treasury & Government Agencies—7.5%

Agency Sponsored Mortgage-Backed—4.7%
Fannie Mae 30 Yr. Pool
4.000%, 06/01/46	960,658	1,062,193
4.000%, 07/01/47	1,086,361	1,159,035
4.000%, 11/01/47	445,060	473,980
4.000%, 12/01/47	442,253	470,607
4.000%, 01/01/48	809,452	894,191
4.500%, 04/01/39	179,536	199,338
4.500%, 12/01/40	248,936	277,061
4.500%, 06/01/48	306,104	331,040
4.500%, 07/01/48	196,475	210,986
4.500%, 01/01/49	828,397	909,320
5.000%, 07/01/44	633,542	726,763
5.000%, 06/01/48	299,978	328,108
5.000%, 07/01/48	656,362	729,370
5.000%, 08/01/48	421,574	468,925
5.000%, 10/01/48	877,276	959,254
5.000%, 01/01/49	621,381	704,637
Fannie Mae Pool
2.010%, 04/01/30	1,185,000	1,270,320
2.130%, 11/01/28	1,250,000	1,329,438
2.410%, 11/01/29	802,422	871,354
2.600%, 10/01/31	350,000	387,230
2.630%, 05/01/30	1,214,949	1,343,757
2.660%, 11/01/26	632,642	688,920
2.820%, 09/01/27	642,610	712,493
3.060%, 08/01/32	350,000	404,585
3.120%, 01/01/30	863,904	984,253
3.130%, 02/01/30	300,000	343,952

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae Pool
3.140%, 12/01/31	1,252,000	1,432,680
3.150%, 06/01/36	466,177	541,537
3.170%, 01/01/30	550,000	630,861
3.200%, 03/01/28	966,267	1,081,893
3.220%, 01/01/30	450,000	518,135
3.230%, 01/01/30	2,407,624	2,751,428
3.240%, 01/01/22	509,206	522,971
3.330%, 04/01/35	498,658	590,031
3.420%, 04/01/30	1,000,000	1,156,363
3.460%, 11/01/32	1,728,000	2,039,444
3.500%, 12/01/27	1,507,000	1,719,912
3.530%, 08/01/28	400,000	462,235
3.530%, 05/01/33	500,000	597,373
3.570%, 07/01/26	1,000,000	1,124,615
3.600%, 01/01/27	482,672	545,199
3.660%, 03/01/27	734,786	829,698
3.660%, 10/01/28	487,591	562,301
3.670%, 09/01/28	1,000,000	1,157,886
3.740%, 02/01/29	800,000	935,599
3.740%, 07/01/30	690,963	810,886
3.800%, 09/01/33	449,243	518,401
3.840%, 08/01/28	594,010	694,034
3.960%, 08/01/30	1,473,478	1,758,856
3.990%, 02/01/28	527,948	614,240
4.000%, 09/01/48	442,106	470,214
4.000%, 06/01/49	1,036,017	1,108,750
4.500%, 05/01/48	446,815	480,804
4.500%, 11/01/48	3,004,445	3,248,554
4.500%, 06/01/49	625,712	684,380
Fannie Mae REMICS (CMO)
Zero Coupon, 05/25/49	1,217,070	1,294,988
3.500%, 06/25/46	870,920	899,124
4.000%, 04/25/42	278,041	311,868
5.000%, 04/25/37	47,909	51,809
5.000%, 07/25/39	250,000	311,904
5.000%, 05/25/40	65,000	84,134
6.000%, 01/25/34	175,830	210,567
Fannie Mae Trust (CMO) 5.620%, 11/25/33	348,976	400,676
Fannie Mae-ACES
2.999%, 01/25/28 (c)	1,000,000	1,112,195
3.058%, 09/25/27 (c)	1,000,000	1,120,581
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	471,135	501,478
4.500%, 06/01/47	1,069,343	1,160,723
5.000%, 12/01/48	429,311	469,804
Freddie Mac 30 Yr. Pool
3.500%, 10/01/49	608,961	640,109
4.500%, 06/01/48	501,641	554,353
Freddie Mac Multifamily Structured Pass-Through Certificates
2.811%, 09/25/24	1,500,000	1,614,423
3.422%, 02/25/29	775,000	911,646
3.600%, 02/25/28	1,000,000	1,168,012
3.690%, 01/25/29	520,000	621,117
3.850%, 05/25/28 (c)	585,000	697,056

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-30

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
3.920%, 09/25/28 (c)	479,000	$575,469
Freddie Mac REMICS (CMO)
Zero Coupon, 07/25/49	913,701	945,759
2.500%, 01/15/42	126,954	128,479
3.500%, 03/15/35	600,000	700,905
4.000%, 07/15/38	250,000	277,673
4.000%, 05/25/43	600,000	639,225
5.000%, 02/15/40	117,000	152,750
5.000%, 02/15/41	426,517	520,008
5.500%, 03/15/37	297,295	349,704
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	488,986	551,214
Ginnie Mae II 30 Yr. Pool
4.000%, 10/20/49	791,021	851,404
4.250%, 07/20/47	813,052	900,039
4.250%, 10/20/48	1,588,077	1,756,522
4.500%, 02/20/48	3,125,905	3,407,617
4.500%, 05/20/48	254,625	273,955
4.500%, 06/20/48	918,812	1,025,518
4.500%, 12/20/48	564,613	610,741
4.500%, 07/20/49	971,434	1,047,234
4.500%, 09/20/49	2,090,724	2,287,557
5.000%, 07/20/48	309,854	338,470
5.000%, 12/20/48	1,102,133	1,215,887
5.000%, 03/20/49	1,473,696	1,670,895
5.000%, 05/20/49	1,562,476	1,742,643
Government National Mortgage Association (CMO)
3.500%, 04/20/49	881,551	934,565
0.800%, 1M LIBOR + 0.610%, 03/20/70 (c)	826,223	830,120
2.500%, 05/20/43	220,039	222,001
5.500%, 02/20/37	146,970	168,438
5.500%, 04/16/37	136,000	158,042
5.500%, 11/16/39	200,000	272,861
6.000%, 04/17/34	84,250	97,901
Uniform Mortgage-Backed Securities 2.000%, TBA (e)	1,860,000	1,898,382

		88,518,935

U.S. Treasury—2.8%
U.S. Treasury Bonds
2.000%, 02/15/50 (b)	547,000	626,101
2.250%, 08/15/46	236,000	279,780
2.250%, 08/15/49	115,000	138,234
2.375%, 11/15/49	70,000	86,414
2.500%, 02/15/45	5,250,000	6,473,701
2.750%, 08/15/42	1,600,000	2,050,813
2.750%, 11/15/42	2,050,000	2,625,121
2.875%, 05/15/43	1,000,000	1,306,094
3.000%, 11/15/44	79,000	105,737
3.750%, 11/15/43 (b)	3,032,000	4,511,166
3.875%, 08/15/40	65,000	96,850
4.375%, 02/15/38	165,000	256,401
4.375%, 11/15/39	320,000	503,063

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 02/15/22 (b)	7,475,000	7,453,248
Zero Coupon, 11/15/22	2,525,000	2,514,011
U.S. Treasury Notes
1.125%, 07/31/21	4,975,000	5,025,916
1.750%, 02/28/22	1,200,000	1,231,359
1.750%, 05/15/23	7,802,000	8,153,395
1.750%, 12/31/24	1,955,000	2,085,817
2.000%, 02/28/21 (b)	5,000,000	5,059,961
2.000%, 11/15/26	3,000,000	3,294,258
2.250%, 11/15/25	210,000	231,369

		54,108,809

Total U.S. Treasury & Government Agencies (Cost $129,230,752)		142,627,744

Asset-Backed Securities—2.2%

Asset-Backed - Automobile—0.6%
American Credit Acceptance Receivables Trust
3.540%, 03/13/23 (144A)	167,229	167,970
3.700%, 07/10/24 (144A)	218,998	220,750
Americredit Automobile Receivables Trust 3.360%, 02/18/25	970,000	1,008,036
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	504,605
Carmax Auto Owner Trust 3.360%, 09/15/23	185,000	190,745
Carnow Auto Receivables Trust
3.610%, 10/15/21 (144A)†	5,252	5,251
4.260%, 09/15/23 (144A)†	400,000	396,417
Credit Acceptance Auto Loan Trust
2.390%, 04/16/29 (144A)	535,000	541,428
3.330%, 02/15/28 (144A)	700,000	716,383
Drive Auto Receivables Trust
3.660%, 11/15/24	200,037	201,864
3.720%, 09/16/24	151,859	153,083
3.780%, 04/15/25	565,000	571,922
3.810%, 05/15/24	250,000	252,994
3.990%, 01/15/25	250,000	255,196
4.090%, 01/15/26	250,000	256,013
4.090%, 06/15/26	125,000	127,426
DT Auto Owner Trust
2.730%, 07/15/25 (144A)	533,000	538,740
3.610%, 11/15/24 (144A)	730,000	744,912
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	530,000	534,667
3.640%, 11/15/22 (144A)	33,217	33,358
3.950%, 12/15/22 (144A)	144,732	145,710
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	203,000	208,832
4.080%, 02/18/25 (144A)	625,000	647,196
4.110%, 10/15/24 (144A)	500,000	523,496
Ford Credit Auto Owner Trust 3.240%, 04/15/23	305,000	312,109

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-31

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
GLS Auto Receivables Trust
3.250%, 04/18/22 (144A)	4,331	$4,334
3.370%, 01/17/23 (144A)	84,817	85,582
Hertz Vehicle Financing II L.P.
2.960%, 10/25/21 (144A)	241,748	239,554
3.710%, 03/25/23 (144A)	459,439	454,835
Nissan Auto Lease Trust 3.250%, 09/15/21	195,761	197,207
Sonoran Auto Receivables Trust 4.750%, 06/15/25	569,608	569,608
Tachem 3.330%, 07/09/40	400,000	400,000
Tesla Auto Lease Trust 3.710%, 08/20/21 (144A)	353,486	358,581
Tricolor Auto Securitization Trust 3.960%, 10/15/21 (144A)†	25,427	25,318
U.S. Auto Funding LLC
3.990%, 12/15/22 (144A)	500,000	505,886
5.500%, 07/15/23 (144A)	79,732	81,335
United Auto Credit Securitization Trust 3.780%, 05/10/23 (144A)	44,842	44,896

		12,226,239

Asset-Backed - Credit Card—0.1%
Synchrony Card Issuance Trust
2.950%, 03/15/25	743,000	769,759
3.380%, 09/15/24	150,000	154,448
World Financial Network Credit Card Master Trust 3.140%, 12/15/25	375,000	386,856

		1,311,063

Asset-Backed - Other—1.5%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	185,091	198,795
4.691%, 10/17/52 (144A)	100,000	111,525
4.705%, 10/17/36 (144A)	100,000	109,821
AMSR Trust 3.218%, 04/17/37 (144A)	700,000	695,524
B2R Mortgage Trust
2.567%, 06/15/49 (144A)	108,471	108,810
3.336%, 11/15/48 (144A)	25,899	25,887
Business Jet Securities LLC
4.335%, 02/15/33 (144A)	192,297	193,271
4.447%, 06/15/33 (144A)	332,043	329,457
5.437%, 06/15/33 (144A)	246,526	247,788
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	556,183	515,429
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	594,970	610,332
2.968%, 10/15/49 (144A)	597,570	607,866
3.163%, 10/15/52 (144A)	650,000	640,891
3.880%, 03/15/52 (144A)	320,000	331,223
Commercial Mortgage Securities Association 2.000%, 04/25/23	850,540	837,782

Asset-Backed - Other—(Continued)
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	711,160	681,929
4.190%, 01/21/31 (144A)	149,886	146,584
Fort Credit LLC 3.620%, 1M LIBOR + 3.430%, 11/16/35 (144A)† (c)	790,000	798,746
Foundation Finance Trust 3.860%, 11/15/34 (144A)	186,379	188,102
Freedom Financial Network LLC
3.610%, 07/18/24 (144A)	61,951	61,750
3.990%, 10/20/25 (144A)	160,578	160,516
Kabbage Funding LLC
3.825%, 03/15/24 (144A)	593,163	585,528
4.071%, 03/15/24 (144A) (g) (h)	480,000	460,080
Legacy Mortgage Asset Trust 3.200%, 05/25/59 (144A) (f)	862,675	856,412
Lendingpoint Asset Securitization Trust 3.071%, 11/10/25 (144A)	366,085	367,066
Lendmark Funding Trust
3.900%, 12/20/27 (144A)	600,000	505,981
4.230%, 04/20/27 (144A)	709,000	711,358
4.480%, 04/20/27 (144A)	500,000	470,022
LL ABS Trust 2.870%, 03/15/27 (144A)	229,395	230,515
Mariner Finance Issuance Trust 4.200%, 11/20/30 (144A)	1,000,000	1,001,033
Octane Receivables Trust 3.160%, 09/20/23 (144A)	557,776	555,919
Oportun Funding IX LLC 3.910%, 07/08/24 (144A)	340,000	342,439
Oportun Funding X LLC 4.100%, 10/08/24 (144A)	601,000	603,327
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	676,433	632,663
Progress Residential Trust
2.768%, 08/17/34 (144A)	219,077	222,479
3.255%, 03/17/35 (144A)	99,878	101,018
3.395%, 12/17/34 (144A)	300,000	304,080
3.712%, 08/17/35 (144A)	500,000	512,529
4.040%, 08/17/35 (144A)	389,000	397,851
4.427%, 10/17/35 (144A)	349,000	359,390
4.466%, 08/17/35 (144A)	850,000	876,531
4.656%, 08/17/35 (144A)	258,000	264,308
Prosper Marketplace Issuance Trust 3.540%, 04/15/25 (144A)	94,264	94,263
PRPM 2020-1 LLC 2.981%, 02/25/25 (144A) (f)	606,674	602,869
Regional Management Issuance Trust
3.430%, 11/15/28 (144A)	760,000	666,416
3.830%, 07/15/27 (144A)	1,165,000	1,149,379
Republic FInance Issuance Trust 3.430%, 11/22/27 (144A)	880,000	875,617
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	682,468	641,803
3.120%, 05/20/36 (144A)	375,460	358,079
Trafigura Securitisation Finance plc 3.730%, 03/15/22 (144A)	422,222	430,135

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-32

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust
2.716%, 09/17/34 (144A)	203,079	$206,752
3.198%, 03/17/38 (144A)	525,000	524,940
Upgrade Receivables Trust 3.480%, 03/15/25 (144A)	87,497	87,396
Vericrest Opportunity Loan Trust
2.981%, 02/25/50 (144A) (f)	475,137	469,517
3.278%, 11/25/49 (144A) (f)	426,695	426,218
4.150%, 08/25/49 (144A) (f)	800,000	770,135
Verizon Owner Trust
1.920%, 12/20/21 (144A)	7,938	7,946
3.230%, 04/20/23	180,000	183,964
VM DEBT LLC 7.500%, 06/15/24	471,345	443,432
VOLT LXXX LLC 4.090%, 10/25/49 (144A) (f)	625,000	601,226
VOLT LXXXIII LLC 3.327%, 11/26/49 (144A) (f)	465,652	464,837
VOLT LXXXV LLC 3.228%, 01/25/50 (144A) (f)	408,255	405,726
VOLT LXXXVII LLC 2.981%, 02/25/50 (144A) (f)	483,985	479,542
VOLT LXXXVIII LLC 2.981%, 03/25/50 (144A) (f)	572,052	564,071

		28,416,820

Total Asset-Backed Securities (Cost $41,236,717)		41,954,122

Mutual Fund—1.9%

Investment Company Securities—1.9%
SPDR Bloomberg Barclays High Yield Bond ETF (b) (Cost $38,137,867)	366,675	37,092,843

Convertible Preferred Stocks—1.8%

Banks—1.6%
Bank of America Corp. 7.250%	11,537	15,484,961
Wells Fargo & Co., Series L 7.500% (b)	11,602	15,047,794

		30,532,755

Diversified Financial Services—0.2%
AMG Capital Trust II 5.150%, 10/15/37	75,767	3,290,561

Total Convertible Preferred Stocks (Cost $33,915,177)		33,823,316

Mortgage-Backed Securities—0.8%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—0.5%
Antler Mortgage Trust 4.335%, 07/25/22 (144A)	333,711	334,417
Headlands Residential LLC 3.967%, 06/25/24 (144A) (f)	610,000	608,013
LHOME Mortgage Trust
3.228%, 10/25/24 (144A)	500,000	501,432
3.844%, 03/25/24 (144A)	345,000	345,502
3.868%, 07/25/24 (144A)	650,000	653,068
Seasoned Credit Risk Transfer Trust
3.500%, 03/25/58	1,222,411	1,327,127
3.500%, 07/25/58	634,429	717,478
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,594,845	1,726,686
3.500%, 11/25/28	1,611,271	1,756,837
Toorak Mortgage Corp. 3.721%, 09/25/22 (f)	430,000	428,954
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	820,000	813,452

		9,212,966

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	637,504
3.402%, 02/10/37 (144A)	420,000	382,570
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	204,948
FREMF Mortgage Trust 3.652%, 12/25/51 (144A) (c)	500,000	537,716
GS Mortgage Securities Trust 2015-590M 3.932%, 10/10/35 (144A) (c)	440,000	461,865
MRCD Mortgage Trust
2.718%, 12/15/36 (144A)	1,420,000	1,417,996
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (c)	1,200,000	1,374,474
SBALR Commercial Mortgage Trust 2.825%, 02/13/53	810,000	862,903

		5,879,976

Total Mortgage-Backed Securities (Cost $14,536,359)		15,092,942

Preferred Stocks—0.1%

Auto Components—0.1%
Schaeffler AG	148,399	1,110,985

Automobiles—0.0%
Volkswagen AG	6,736	1,018,673

Household Products—0.0%
Henkel AG & Co. KGaA	4,900	455,529

Total Preferred Stocks (Cost $3,382,134)		2,585,187

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-33

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Floating Rate Loan (i)—0.0%

Security Description	Shares/ Principal Amount*	Value

Cosmetics/Personal Care—0.0%
Sunshine Luxembourg ViII S.a.r.l First Lien Term Loan, 6M LIBOR + 4.250%, 10/01/26 (Cost $336,146)	340,000	$326,036

Rights—0.0%

Diversified Telecommunication Services—0.0%
Telefonica S.A., Expires 07/06/2020 (a)	50,765	9,987

Telecommunications—0.0%
T-Mobile U.S., Inc. (a)	6,589	1,107

Total Rights (Cost $13,468)		11,094

Short-Term Investments—13.1%

Mutual Fund—0.0%
State Street U.S. Treasury Liquidity Fund, 1.200%	25,198	25,198

Repurchase Agreement—11.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $209,711,717; collateralized by a U.S. Treasury Note and a U.S. Treasury Inflation Indexed Note with rates ranging from 0.500% - 2.250%, maturity dates ranging from 04/15/24 - 04/30/24, and an aggregate market value of $213,906,044.	209,711,717	209,711,717

U.S. Treasury—2.1%
U.S. Treasury Bills
0.136%, 10/22/20 (j) (k)	40,000,000	39,981,167
0.157%, 02/25/21 (j) (l)	530,000	529,455

		40,510,622

Total Short-Term Investments (Cost $250,249,349)		250,247,537

Securities Lending Reinvestments (m)—7.3%

Certificates of Deposit—1.8%
Agricultural Bank of China
0.520%, 09/01/20	1,000,000	1,000,101
0.700%, 08/06/20	1,000,000	1,000,244
Barclays Bank plc 0.420%, 08/13/20	1,000,000	1,000,110
BNP Paribas S.A. New York 0.520%, 1M LIBOR + 0.340%, 10/09/20 (c)	1,000,000	1,000,509
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (c)	1,000,000	1,000,321
China Construction Bank Corp. 0.500%, 08/18/20	1,000,000	999,983

Certificates of Deposit—(Continued)
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (c)	1,000,000	1,000,000
Credit Industriel et Commercial
Zero Coupon, 09/01/20	499,254	499,720
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (c)	1,000,000	1,000,122
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (c)	3,000,000	3,000,435
DZ Bank AG Zero Coupon, 07/15/20	1,981,964	1,999,840
Industrial & Commercial Bank of China Corp. 0.550%, 09/15/20	2,000,000	1,999,948
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 09/09/20	3,996,323	3,997,440
MUFG Bank Ltd. 1.790%, 07/17/20	1,000,000	1,000,760
NatWest Bank plc 0.310%, 09/04/20	4,000,000	3,999,920
Skandinaviska Enskilda Banken AB 1.601%, 3M LIBOR + 0.150%, 10/02/20 (c)	998,811	1,000,142
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (c)	1,000,266	999,825
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	997,400	998,520
0.304%, 1M LIBOR + 0.120%, 07/28/20 (c)	2,000,000	2,000,048
0.398%, 1M LIBOR + 0.220%, 08/03/20 (c)	2,000,108	2,000,208
Sumitomo Mitsui Trust Bank, Ltd. 0.381%, 3MLIBOR + 0.070%, 12/02/20 (c)	3,000,000	2,999,649

		34,497,845

Commercial Paper—0.1%
Bank of China, Ltd. 0.550%, 08/19/20	998,625	999,363

Repurchase Agreements—0.8%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $3,517,555; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $3,587,902.	3,517,548	3,517,548
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $2,181,133.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $500,209; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-34

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $800,002; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $816,001.	800,000	$800,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $300,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $306,002.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,200,011; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of$1,333,444.	1,200,000	1,200,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $900,006; collateralized by various Common Stock with an aggregate market value of $1,000,164.	900,000	900,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,000,051; collateralized by various Common Stock with an aggregate market value of $1,111,335.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,500,009; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $1,666,826.	1,500,000	1,500,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $2,000,093; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $2,222,435.	2,000,000	2,000,000

		15,117,548

Mutual Funds—4.6%
Dreyfus Treasury Cash Management Fund, Institutional Class (n)	9,000,000	9,000,000
Fidelity Government Portfolio, Institutional Class (n)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares (n)	30,000,000	30,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class (n)	12,000,000	12,000,000

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares (n)	10,000,000	10,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class (n)	15,000,000	15,000,000
Wells Fargo Government Money Market Fund, Select Class (n)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares (n)	2,000,000	2,000,000

		88,000,000

Total Securities Lending Reinvestments (Cost $138,609,871)		138,614,756

Total Investments—105.0% (Cost $1,907,598,867)		2,004,918,934
Other assets and liabilities (net)—(5.0)%		(94,802,099)

Net Assets—100.0%		$1,910,116,835

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $1,225,732, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $140,351,146 and the collateral received consisted of cash in the amount of $138,590,300 and non-cash collateral with a value of $4,956,626. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent less than 0.05% of net assets.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-35

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	The rate shown represents current yield to maturity.
(k)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $29,088,498.
(l)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $348,641.
(m)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(n)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $162,489,185, which is 8.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Carnow Auto Receivables Trust, 3.610%, 10/15/21	11/14/18	$5,252	$5,252	$5,251
Carnow Auto Receivables Trust, 4.260%, 09/15/23	11/14/18	400,000	399,959	396,417
Fort Credit LLC, 3.620%, 11/16/35	11/28/18	790,000	790,000	798,746
Tricolor Auto Securitization Trust, 3.960%, 10/15/21	11/15/28	25,427	25,426	25,318

				$1,225,732

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,953,875	SSBT	07/29/20	USD	2,066,517	$(2,642)
EUR	3,904,948	CBNA	07/29/20	USD	4,410,185	(20,416)
EUR	2,433,927	RBC	07/29/20	USD	2,754,159	(18,046)
EUR	857,132	SSBT	07/29/20	USD	967,573	(4,023)
GBP	1,649,512	SSBT	07/29/20	USD	2,086,365	(42,093)
SGD	2,516,651	CBNA	07/29/20	USD	1,773,842	32,119
SGD	3,021,945	SSBT	07/29/20	USD	2,158,780	9,783
SGD	1,285,937	TDB	07/29/20	USD	921,364	1,431

Contracts to Deliver
AUD	4,653,514	RBC	07/29/20	USD	2,968,258	(243,631)
CHF	15,254,529	CBNA	07/29/20	USD	15,703,799	(409,539)
CHF	2,005,696	RBC	07/29/20	USD	2,079,194	(39,421)
EUR	4,332,589	CBNA	07/29/20	USD	4,774,316	(96,188)
EUR	2,292,146	CBNA	07/29/20	USD	2,590,746	14,017
EUR	2,141,959	CBNA	07/29/20	USD	2,409,254	1,359
EUR	3,671,245	RBC	07/29/20	USD	4,135,177	8,126
EUR	103,090,771	SSBT	07/29/20	USD	111,635,356	(4,254,702)
EUR	2,574,809	SSBT	07/29/20	USD	2,808,482	(86,004)
EUR	2,133,348	SSBT	07/29/20	USD	2,343,578	(54,637)
EUR	2,120,778	SSBT	07/29/20	USD	2,313,914	(70,170)
EUR	2,089,972	SSBT	07/29/20	USD	2,349,528	74
EUR	2,010,464	SSBT	07/29/20	USD	2,185,892	(74,182)
GBP	6,131,492	RBC	07/29/20	USD	7,576,635	(22,236)
JPY	268,882,795	RBC	07/29/20	USD	2,513,142	22,082
JPY	1,901,182,003	SSBT	07/29/20	USD	17,702,698	89,233
SGD	6,824,533	SSBT	07/29/20	USD	4,789,582	(107,738)

Net Unrealized Depreciation						$(5,367,444)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-36

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/18/20	55	EUR	1,772,650	$32,376
FTSE 100 Index Futures	09/18/20	9	GBP	553,275	(2,148)
Russell 2000 Index E-Mini Futures	09/18/20	292	USD	20,988,960	844,905
S&P 500 Index E-Mini Futures	09/18/20	1,579	USD	243,971,290	5,013,670
SPI 200 Index Futures	09/17/20	33	AUD	4,860,900	13,814
TOPIX Index Futures	09/10/20	27	JPY	420,795,000	(180,294)
U.S. Treasury Long Bond Future	09/21/20	26	USD	4,642,625	27,600
U.S. Treasury Note 10 Year Futures	09/21/20	671	USD	93,384,328	298,073
U.S. Treasury Note 2 Year Futures	09/30/20	56	USD	12,366,375	766
U.S. Treasury Ultra Long Bond Futures	09/21/20	24	USD	5,235,750	39,010

Futures Contracts—Short
Euro-Bund Futures	09/08/20	(274)	EUR	(48,366,480)	(417,439)
MSCI EAFE Index Mini Futures	09/18/20	(576)	USD	(51,217,920)	(197,032)
MSCI Emerging Markets Index Mini Futures	09/18/20	(712)	USD	(35,090,920)	(824,639)
U.S. Treasury Note 10 Year Futures	09/21/20	(58)	USD	(8,071,969)	(16,004)
U.S. Treasury Note 5 Year Futures	09/30/20	(50)	USD	(6,287,109)	(25,753)
U.S. Treasury Note Ultra 10 Year Futures	09/21/20	(62)	USD	(9,764,031)	(61,564)

Net Unrealized Appreciation					$4,545,341

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	04/20/30	USD	108,300,000	$354,206	$27,016	$327,190
Pay	3M LIBOR	Quarterly	0.774%	Semi-Annually	03/16/30	USD	95,900,000	1,350,281	196,535	1,153,746
Pay	3M LIBOR	Quarterly	0.860%	Semi-Annually	06/10/30	USD	164,500,000	3,581,231	116,117	3,465,114
Pay	3M LIBOR	Quarterly	1.611%	Semi-Annually	06/10/30	USD	36,300,000	3,473,238	—	3,473,238
Pay	3M LIBOR	Quarterly	1.770%	Semi-Annually	01/21/30	USD	155,100,000	16,812,592	(67,781)	16,880,373

Totals								$25,571,548	$271,887	$25,299,661

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust
(TDB)—	Toronto Dominion Bank

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-37

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations — (Continued)

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-38

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$2,005,368	$3,301,931	$—	$5,307,299
Air Freight & Logistics	—	1,958,245	—	1,958,245
Airlines	1,096,292	—	—	1,096,292
Auto Components	139,601	3,035,952	—	3,175,553
Automobiles	2,355,650	9,141,346	—	11,496,996
Banks	19,723,521	32,477,450	—	52,200,971
Beverages	2,820,086	9,443,848	—	12,263,934
Biotechnology	6,937,701	2,451,002	—	9,388,703
Building Products	1,670,506	2,821,293	—	4,491,799
Capital Markets	8,763,022	10,670,152	—	19,433,174
Chemicals	1,492,572	6,219,240	—	7,711,812
Commercial Services & Supplies	1,015,497	590,049	—	1,605,546
Communications Equipment	1,348,756	750,273	—	2,099,029
Construction & Engineering	90,754	6,293,854	—	6,384,608
Construction Materials	1,346,933	3,146,914	—	4,493,847
Consumer Finance	1,924,694	—	—	1,924,694
Containers & Packaging	2,920,219	—	—	2,920,219
Distributors	—	1,059,014	—	1,059,014
Diversified Consumer Services	19,492	—	—	19,492
Diversified Financial Services	2,546,263	4,087,008	—	6,633,271
Diversified Telecommunication Services	2,062,689	9,089,552	—	11,152,241
Electric Utilities	5,266,002	11,214,355	—	16,480,357
Electrical Equipment	2,602,073	6,030,432	—	8,632,505
Electronic Equipment, Instruments & Components	1,726,850	7,764,220	—	9,491,070
Entertainment	6,148,863	3,901,754	—	10,050,617
Equity Real Estate Investment Trusts	5,092,828	1,655,099	—	6,747,927
Food & Staples Retailing	3,014,243	9,250,477	—	12,264,720
Food Products	1,093,898	14,387,844	—	15,481,742
Gas Utilities	—	251,127	—	251,127
Health Care Equipment & Supplies	4,735,328	3,847,228	—	8,582,556
Health Care Providers & Services	5,894,539	1,398,144	—	7,292,683
Health Care Technology	591,795	359,124	—	950,919
Hotels, Restaurants & Leisure	2,846,389	3,028,278	—	5,874,667
Household Durables	1,396,116	9,847,199	—	11,243,315
Household Products	3,157,063	405,643	—	3,562,706
Independent Power and Renewable Electricity Producers	—	1,287,418	—	1,287,418
Industrial Conglomerates	1,814,248	4,739,834	—	6,554,082
Insurance	6,459,053	28,246,467	—	34,705,520
Interactive Media & Services	8,419,844	10,309,214	—	18,729,058
Internet & Direct Marketing Retail	22,522,261	—	—	22,522,261
IT Services	14,092,918	13,404,318	—	27,497,236

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-39

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$2,680,551	$—	$—	$2,680,551
Machinery	4,552,521	5,116,396	—	9,668,917
Media	4,403,264	58,556	—	4,461,820
Metals & Mining	169,662	15,049,339	—	15,219,001
Multi-Utilities	559,089	2,151,454	—	2,710,543
Multiline Retail	2,120,931	1,412,184	—	3,533,115
Oil, Gas & Consumable Fuels	6,804,770	8,898,029	—	15,702,799
Paper & Forest Products	—	665,177	—	665,177
Personal Products	136,688	7,782,712	—	7,919,400
Pharmaceuticals	8,524,929	43,353,121	—	51,878,050
Professional Services	1,002,370	6,964,608	—	7,966,978
Real Estate Management & Development	445,824	6,086,189	—	6,532,013
Road & Rail	2,027,053	3,324,434	—	5,351,487
Semiconductors & Semiconductor Equipment	18,631,684	13,571,197	—	32,202,881
Software	18,205,611	6,776,767	—	24,982,378
Specialty Retail	9,563,008	6,043,764	—	15,606,772
Technology Hardware, Storage & Peripherals	13,977,811	798,261	—	14,776,072
Textiles, Apparel & Luxury Goods	1,514,479	6,876,269	—	8,390,748
Thrifts & Mortgage Finance	—	4,093,635	—	4,093,635
Tobacco	1,192,653	6,310,793	—	7,503,446
Trading Companies & Distributors	—	8,270,814	—	8,270,814
Wireless Telecommunication Services	957,034	4,945,370	—	5,902,404
Total Common Stocks	254,623,859	396,414,367	—	651,038,226
Total Convertible Bonds*	—	367,692,429	—	367,692,429
Total Corporate Bonds & Notes*	—	323,812,702	—	323,812,702
Total U.S. Treasury & Government Agencies*	—	142,627,744	—	142,627,744
Asset-Backed Securities
Asset-Backed - Automobile	—	12,226,239	—	12,226,239
Asset-Backed - Credit Card	—	1,311,063	—	1,311,063
Asset-Backed - Other	—	27,956,740	460,080	28,416,820
Total Asset-Backed Securities	—	41,494,042	460,080	41,954,122
Total Mutual Fund*	37,092,843	—	—	37,092,843
Total Convertible Preferred Stocks*	33,823,316	—	—	33,823,316
Total Mortgage-Backed Securities*	—	15,092,942	—	15,092,942
Total Preferred Stocks*	—	2,585,187	—	2,585,187
Total Floating Rate Loan*	—	326,036	—	326,036
Total Rights*	11,094	—	—	11,094
Short-Term Investments
Mutual Fund	25,198	—	—	25,198
Repurchase Agreement	—	209,711,717	—	209,711,717
U.S. Treasury	—	40,510,622	—	40,510,622
Total Short-Term Investments	25,198	250,222,339	—	250,247,537
Securities Lending Reinvestments
Certificates of Deposit	—	34,497,845	—	34,497,845
Commercial Paper	—	999,363	—	999,363
Repurchase Agreements	—	15,117,548	—	15,117,548
Mutual Funds	88,000,000	—	—	88,000,000
Total Securities Lending Reinvestments	88,000,000	50,614,756	—	138,614,756
Total Investments	$413,576,310	$1,590,882,544	$460,080	$2,004,918,934

Collateral for Securities Loaned (Liability)	$—	$(138,590,300)	$—	$(138,590,300)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-40

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$178,224	$—	$178,224
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(5,545,668)	—	(5,545,668)
Total Forward Contracts	$—	$(5,367,444)	$—	$(5,367,444)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,270,214	$—	$—	$6,270,214
Futures Contracts (Unrealized Depreciation)	(1,724,873)	—	—	(1,724,873)
Total Futures Contracts	$4,545,341	$—	$—	$4,545,341
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$25,299,661	$—	$25,299,661

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $484,674 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-41

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,795,207,217
Repurchase Agreement at value which equals cost	209,711,717
Cash	3,451,110
Cash denominated in foreign currencies (c)	4,309,254
Cash collateral for futures contracts	35,503,000
Unrealized appreciation on forward foreign currency exchange contracts	178,224
Receivable for:
Investments sold	6,958,539
TBA securities sold	3,146,664
Fund shares sold	38,859
Dividends and interest	6,216,211
Variation margin on futures contracts	3,792,766
Variation margin on centrally cleared swap contracts	2,330,630

Total Assets	2,070,844,191
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	5,545,668
Collateral for securities loaned	138,590,300
Payables for:
Investments purchased	8,748,482
TBA securities purchased	5,045,046
Fund shares redeemed	595,894
Foreign taxes	75,261
Accrued Expenses:
Management fees	1,037,544
Distribution and service fees	391,173
Deferred trustees’ fees	197,986
Other expenses	500,002

Total Liabilities	160,727,356

Net Assets	$1,910,116,835

Net Assets Consist of:
Paid in surplus	$1,803,896,034
Distributable earnings (Accumulated losses) (d)	106,220,801

Net Assets	$1,910,116,835

Net Assets
Class B	$1,910,116,835
Capital Shares Outstanding*
Class B	168,365,783
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.35

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $1,697,887,150.
(b)	Includes securities loaned at value of $140,351,146.
(c)	Identified cost of cash denominated in foreign currencies was $4,322,366.
(d)	Includes foreign capital gains tax of $75,261.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$9,883,129
Interest (b)	11,648,967
Securities lending income	238,187

Total investment income	21,770,283
Expenses
Management fees	6,968,939
Administration fees	67,226
Custodian and accounting fees	296,496
Distribution and service fees—Class B	2,413,429
Audit and tax services	58,562
Legal	29,256
Trustees’ fees and expenses	13,816
Shareholder reporting	48,184
Insurance	7,270
Miscellaneous	18,628

Total expenses	9,921,806
Less management fee waiver	(569,708)

Net expenses	9,352,098

Net Investment Income	12,418,185

Net Realized and Unrealized Loss
Net realized gain (loss) on :
Investments (c)	2,442,725
Futures contracts	(64,189,676)
Swap contracts	44,589,810
Foreign currency transactions	566,039
Forward foreign currency transactions	5,280,082

Net realized loss	(11,311,020)

Net change in unrealized appreciation (depreciation) on:
Investments (d)	(77,630,196)
Futures contracts	(3,628,264)
Swap contracts	30,948,268
Foreign currency transactions	(43,147)
Forward foreign currency transactions	(4,625,676)

Net change in unrealized depreciation	(54,979,015)

Net realized and unrealized loss	(66,290,035)

Net Decrease in Net Assets From Operations	$(53,871,850)

(a)	Net of foreign withholding taxes of $727,258.
(b)	Net of foreign withholding taxes of $10,176.
(c)	Net of foreign capital gains tax of $1,505.
(d)	Includes change in foreign capital gains tax of $188,892.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-42

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$12,418,185	$28,711,760
Net realized gain (loss)	(11,311,020)	92,898,531
Net change in unrealized appreciation (depreciation)	(54,979,015)	199,967,269

Increase (decrease) in net assets from operations	(53,871,850)	321,577,560

From Distributions to Shareholders
Class B	(96,510,751)	(56,608,910)

Total distributions	(96,510,751)	(56,608,910)

Decrease in net assets from capital share transactions	(19,487,759)	(190,854,128)

Total increase (decrease) in net assets	(169,870,360)	74,114,522

Net Assets
Beginning of period	2,079,987,195	2,005,872,673

End of period	$1,910,116,835	$2,079,987,195

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	755,481	$8,942,674	918,500	$10,543,105
Reinvestments	8,601,671	96,510,751	4,987,569	56,608,910
Redemptions	(10,571,571)	(124,941,184)	(22,234,699)	(258,006,143)

Net decrease	(1,214,419)	$(19,487,759)	(16,328,630)	$(190,854,128)

Decrease derived from capital shares transactions		$(19,487,759)		$(190,854,128)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-43

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.27		$10.79	$12.45	$10.96	$11.07	$11.86

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.16	0.18	0.15	0.14 (b)	0.12
Net realized and unrealized gain (loss)	(0.40)		1.64	(1.01)	1.64	0.18	(0.01)

Total income (loss) from investment operations	(0.32)		1.80	(0.83)	1.79	0.32	0.11

Less Distributions
Distributions from net investment income	(0.28)		(0.32)	(0.19)	(0.30)	(0.24)	(0.33)
Distributions from net realized capital gains	(0.32)		0.00	(0.64)	0.00	(0.19)	(0.57)

Total distributions	(0.60)		(0.32)	(0.83)	(0.30)	(0.43)	(0.90)

Net Asset Value, End of Period	$11.35		$12.27	$10.79	$12.45	$10.96	$11.07

Total Return (%) (c)	(2.63	)(d)	16.91	(7.19)	16.66	2.90	0.89

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.02	1.03	1.02	1.02	1.03
Net ratio of expenses to average net assets (%) (f)	0.97	(e)	0.96	0.96 (g)	0.97 (g)	0.98	0.99
Ratio of net investment income to average net assets (%)	1.29	(e)	1.39	1.53	1.32	1.26 (b)	1.06
Portfolio turnover rate (%)	29	(d)(h)	51	89	68	38	52
Net assets, end of period (in millions)	$1,910.1		$2,080.0	$2,005.9	$2,124.9	$1,936.8	$1,844.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the years ended December 31, 2018 and 2017.
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 28% for the six months ended June 30,2020.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-44

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Global Active Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—JPMorgan Global Active Allocation Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the JPMorgan Global Active Allocation Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary invests primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by J.P. Morgan Investment Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $25,199 in the Subsidiary, representing less than 0.05% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-45

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-46

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

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Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such

BHFTI-48

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $209,711,717, which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $15,117,548, which is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-49

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(43,608,069)	$—	$—	$—	$(43,608,069)
Convertible Bonds	(4,116,055)	—	—	—	(4,116,055)
Convertible Preferred Stocks	(1,325,769)	—	—	—	(1,325,769)
Corporate Bonds & Notes	(39,434,424)	—	—	—	(39,434,424)
Mutual Funds	(34,123,876)	—	—	—	(34,123,876)
U.S. Treasury & Government Agencies	(15,982,107)	—	—	—	(15,982,107)
Total Borrowings	$(138,590,300)	$—	$—	$—	$(138,590,300)
Gross amount of recognized liabilities for securities lending transactions					$(138,590,300)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

BHFTI-50

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

BHFTI-51

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$25,299,661
	Unrealized appreciation on futures contracts (b) (c)	365,449	Unrealized depreciation on futures contracts (b) (c)	$520,760
Equity	Unrealized appreciation on futures contracts (b) (c)	5,904,765	Unrealized depreciation on futures contracts (b) (c)	1,204,113
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	178,224	Unrealized depreciation on forward foreign currency exchange contracts	5,545,668

Total		$31,748,099		$7,270,541

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Citibank N.A.	$47,495	$(47,495)	$—	$—
Royal Bank of Canada	30,208	(30,208)	—	—
State Street Bank and Trust	99,090	(99,090)	—	—
Toronto Dominion Bank	1,431	—	—	1,431

	$178,224	$(176,793)	$—	$1,431

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Citibank N.A.	$526,143	$(47,495)	$—	$478,648
Royal Bank of Canada	323,334	(30,208)	—	293,126
State Street Bank and Trust	4,696,191	(99,090)	—	4,597,101

	$5,545,668	$(176,793)	$—	$5,368,875

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$5,280,082	$5,280,082
Futures contracts	(7,547,185)	(56,642,491)	—	(64,189,676)
Swap contracts	44,589,810	—	—	44,589,810

	$37,042,625	$(56,642,491)	$5,280,082	$(14,319,784)

BHFTI-52

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$(4,625,676)	$(4,625,676)
Futures contracts	(490,705)	(3,137,559)	—	(3,628,264)
Swap contracts	30,948,268	—	—	30,948,268

	$30,457,563	$(3,137,559)	$(4,625,676)	$22,694,328

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$204,229,989
Futures contracts long	352,184,928
Futures contracts short	(333,083,864)
Swap contracts	585,116,667

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for

BHFTI-53

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

BHFTI-54

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$22,815,426	$450,427,863	$76,024,358	$447,721,872

Purchases and sales of TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$12,145,136	$10,303,200

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$6,968,939	0.800%	First $250 million
	0.750%	$250 million to $500 million
	0.720%	$500 million to $750 million
	0.700%	Over $750 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.125%	First $250 million
0.075%	$250 million to $500 million
0.045%	$500 million to $750 million
0.025%	$750 million to $1 billion
0.050%	$1 billion to $3 billion
0.075%	$3 billion to $5 billion
0.100%	Over $5 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Consolidated Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is

BHFTI-55

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,913,410,019

Gross unrealized appreciation	210,217,545
Gross unrealized depreciation	(93,805,488)

Net unrealized appreciation (depreciation)	$116,412,057

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$56,608,910	$82,181,386	$—	$70,741,867	$56,608,910	$152,923,253

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$84,394,166	$10,297,311	$162,751,243	$—	$257,442,720

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $30,753,095.

BHFTI-56

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

10. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-57

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-58

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Managed by J.P. Morgan Asset Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the JPMorgan Small Cap Value Portfolio returned -22.08% and -22.17%, respectively. The Portfolio’s benchmark, the Russell 2000 Value Index1, returned -23.50%.

MARKET ENVIRONMENT / CONDITIONS

The S&P 500 Index fell by 3.08% in a volatile first half of the year, after an initial rise followed by a sharp drawdown in March, and an eventual rebound over the remaining months. Energy was the largest detractor, falling by 35.34%, followed by Financials which returned -23.65%. With all other sectors in the red, the Information Technology and Consumer Discretionary sectors held up best, posting 14.95% and 7.23%, respectively.

After a strong close to 2019, solid U.S. economic indicators continued to buoy the S&P 500 Index in the beginning of the year 2020. Despite the late January volatility due to initial outbreaks of COVID-19, an early indication that its effects would be relatively short-lived propelled the S&P 500 Index to new all-time highs in February. However, the outbreak continued to grow and ramp up globally. Distinct read-throughs began to take place in global economic data, such as in jobless claims and global manufacturing and service Purchasing Managers Index, ultimately leading to a dramatic downturn for the markets in March. While extraordinary fiscal and monetary policy responses helped the market recover from April through June, disappointing economic data along with renewed tensions between the U.S. and China generated frequent bouts of market volatility. The U.S. economy contracted at an annualized pace of 5.0% in the first quarter of the year, ending more than a decade-long expansion. Corporate earnings also took a hit with first quarter earnings contracting by 14% compared to the year prior. While markets have sustained their upward movement and investors remain optimistic about the progress in developing a medication to fight COVID-19, both trade and the resurgence of the viral outbreak remain as potential areas of concern.

PORTFOLIO REVIEW / PERIOD END POSITIONING

Strong stock selection in the Consumer Discretionary and Materials sectors contributed most to performance during the reporting period. On a stock specific basis, overweight positions in Stamps.com and Purple Innovations, Inc. were the top two contributors to performance. Shares of Stamps.com outperformed following a strong first quarter earnings beat and increased guidance, citing a new partnership with UPS and new long-term commitments with the U.S. Postal Service. Purple Innovation shares increased after the company posted record first quarter results, beating both top- and bottom-line consensus estimates. Despite the pandemic disrupting plans, particularly for the wholesale channel, the company reacted quickly by scaling back mattress production, postponing investments in capacity and retail showroom expansion, and deferring executive and board compensation to preserve liquidity. Purple Innovations also pivoted the majority of its time and resources to the digital channel to capitalize on the accelerated shift towards online commerce.

Alternatively, weak stock selection in the Consumer Staples and Real Estate sectors detracted most from performance. Delek Holdings and Benchmark Electronics were top stock specific detractors. Following a strong first quarter in which activist investor Carl Ichan disclosed a large stake in the company, shares of Delek underperformed Energy peers for the period. Underperformance was due in large part to updated guidance from company management in which the company disclosed an estimated 10%-20% decline in revenue from their Israel-based Leviathan and Tamar gas fields. The Portfolio’s overweight position to Delek was negatively impacted by the company’s underperformance compared to its peer group. Turning to Benchmark Electronics, shares fell after the company had to cut its fourth quarter 2019 outlook due to a ransomware incident on the company’s systems. Revenue was adversely affected as they were unable to fulfill all customer demand. The company also incurred additional expenses as a result of the incident.

The Portfolio is run in a systematic manner that utilizes an alpha model comprised of three different factors: earnings quality, capital deployment (management quality), and valuation. Earnings quality seeks out companies that generate quality earnings and assesses how well they’re converted into cash flows. Within capital deployment, the factor favors companies that utilize these cash flows for the best possible return based on its peer group. Lastly, all companies are assessed through multiple valuation metrics to ensure the Portfolio is investing in attractively valued companies. During the period, earnings quality and capital deployment factors were additive, while the valuation factor detracted.

Futures contracts were utilized to effectively gain targeted equity exposure from cash positions. All derivatives acted as the portfolio managers expected over the period.

BHFTI-1

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Managed by J.P. Morgan Asset Management, Inc.

Portfolio Manager Commentary*—(Continued)

As of June 30, 2020, the Portfolio’s largest relative sector overweights were in the Industrials and Health Care sectors, and the largest relative underweights were in the Consumer Staples and Real Estate sectors.

Phillip Hart

Wonseok Choi

Jonathan Tse

Akash Gupta

Lindsey Houghton

Portfolio Managers

J.P. Morgan Asset Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 2000 Value Index is an unmanaged measure of performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 2000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
JPMorgan Small Cap Value Portfolio
Class A	-22.08	-16.41	0.04	6.21
Class B	-22.17	-16.67	-0.22	5.94
Russell 2000 Value Index	-23.50	-17.48	1.26	7.82

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Xperi Holding Corp.	1.1
United Bankshares, Inc.	1.1
Washington Federal, Inc.	1.0
Builders FirstSource, Inc.	0.9
Trustmark Corp.	0.9
TRI Pointe Group, Inc.	0.9
EMCOR Group, Inc.	0.9
ABM Industries, Inc.	0.9
Wabash National Corp.	0.9
ArcBest Corp.	0.9

Top Sectors

% of Net Assets
Financials	27.4
Industrials	18.0
Consumer Discretionary	9.7
Real Estate	9.2
Information Technology	8.5
Health Care	6.8
Materials	5.7
Utilities	4.9
Energy	3.6
Communication Services	2.8

BHFTI-3

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

JPMorgan Small Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.75%	$1,000.00	$779.20	$3.32
	Hypothetical*	0.75%	$1,000.00	$1,021.13	$3.77

Class B (a)	Actual	1.00%	$1,000.00	$778.30	$4.42
	Hypothetical*	1.00%	$1,000.00	$1,019.89	$5.02

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
AAR Corp. (a)	32,800	$677,976
Maxar Technologies, Inc.	66,400	1,192,544
Moog, Inc. - Class A	12,800	678,144

		2,548,664

Air Freight & Logistics—1.1%
Echo Global Logistics, Inc. (a) (b)	122,200	2,641,964
Hub Group, Inc. - Class A (b)	46,600	2,230,276

		4,872,240

Airlines—0.4%
Bristow Group, Inc. (a) (b)	9,199	128,142
Hawaiian Holdings, Inc. (a)	50,500	709,020
SkyWest, Inc.	26,700	870,954

		1,708,116

Auto Components—1.4%
Adient plc (b)	88,000	1,444,960
American Axle & Manufacturing Holdings, Inc. (b)	29,200	221,920
Cooper Tire & Rubber Co. (a)	29,000	800,690
Cooper-Standard Holdings, Inc. (a) (b)	2,500	33,125
Gentherm, Inc. (a) (b)	41,900	1,629,910
Goodyear Tire & Rubber Co. (The)	149,500	1,337,277
Stoneridge, Inc. (b)	38,200	789,212

		6,257,094

Banks—16.4%
1st Source Corp.	35,791	1,273,444
American National Bankshares, Inc.	2,100	52,584
Atlantic Capital Bancshares, Inc. (b)	25,400	308,864
Atlantic Union Bankshares Corp.	2,700	62,532
BancFirst Corp. (a)	41,700	1,691,769
BancorpSouth Bank (a)	25,800	586,692
BankFinancial Corp.	62,485	524,874
Bankwell Financial Group, Inc.	7,900	125,610
Banner Corp.	14,000	532,000
Brookline Bancorp, Inc. (a)	76,800	774,144
Bryn Mawr Bank Corp.	10,300	284,898
Cadence Bancorp (a)	152,400	1,350,264
Cathay General Bancorp	68,300	1,796,290
Central Pacific Financial Corp.	148,401	2,378,868
Central Valley Community Bancorp	8,000	123,120
Century Bancorp, Inc. - Class A	1,300	101,036
CIT Group, Inc.	107,400	2,226,402
Citizens & Northern Corp. (a)	4,500	92,925
City Holding Co. (a)	21,309	1,388,708
Codorus Valley Bancorp, Inc.	5,500	76,065
Columbia Banking System, Inc. (a)	65,800	1,865,101
Community Bank System, Inc. (a)	41,900	2,389,138
Community Trust Bancorp, Inc.	40,416	1,324,028
Customers Bancorp, Inc. (b)	37,300	448,346
East West Bancorp, Inc.	4,028	145,975
Enterprise Financial Services Corp.	70,200	2,184,624
Equity Bancshares, Inc. - Class A (b)	32,300	563,312
Farmers National Banc Corp.	36,600	434,076

Banks—(Continued)
Financial Institutions, Inc.	22,999	428,011
First Bancorp	10,000	250,800
First BanCorp. (Puerto Rico)	401,400	2,243,826
First Citizens BancShares, Inc. - Class A	2,700	1,093,554
First Commonwealth Financial Corp. (a)	319,400	2,644,632
First Community Bancshares, Inc.	20,000	449,000
First Financial Corp.	6,900	254,196
First Hawaiian, Inc.	31,300	539,612
First Interstate BancSystem, Inc. - Class A	11,622	359,817
First Midwest Bancorp, Inc.	60,500	807,675
First Northwest Bancorp	7,400	91,908
Flushing Financial Corp.	48,400	557,568
Glacier Bancorp, Inc. (a)	19,600	691,684
Great Southern Bancorp, Inc.	12,200	492,392
Great Western Bancorp, Inc.	128,700	1,770,912
Hancock Whitney Corp.	8,600	182,320
Hilltop Holdings, Inc.	79,500	1,466,775
Home BancShares, Inc. (a)	127,500	1,960,950
HomeTrust Bancshares, Inc.	37,400	598,400
Hope Bancorp, Inc.	284,529	2,623,357
Independent Bank Corp.	18,200	270,270
Investors Bancorp, Inc.	322,600	2,742,100
Mackinac Financial Corp.	7,900	81,923
Mercantile Bank Corp.	6,300	142,380
OFG Bancorp (a)	34,545	461,867
Pacific Premier Bancorp, Inc. (a)	33,500	726,280
People’s United Financial, Inc. (a)	28,000	323,960
Preferred Bank (a)	5,800	248,530
Renasant Corp. (a)	4,900	122,010
Republic Bancorp, Inc. - Class A	6,500	212,615
S&T Bancorp, Inc.	7,600	178,220
Select Bancorp, Inc. (b)	71,300	580,382
South State Corp.	54,800	2,611,768
Tompkins Financial Corp. (a)	7,459	483,120
TriState Capital Holdings, Inc. (a) (b)	8,500	133,535
Trustmark Corp.	171,300	4,200,276
UMB Financial Corp. (a)	73,800	3,804,390
Umpqua Holdings Corp.	195,561	2,080,769
United Bankshares, Inc. (a)	173,600	4,801,776
Valley National Bancorp (a)	15,220	119,020
Washington Trust Bancorp, Inc.	12,500	409,375
Webster Financial Corp.	36,900	1,055,709
West Bancorp, Inc.	4,270	74,682
Westamerica Bancorp (a)	54,600	3,135,132

		73,613,167

Biotechnology—2.5%
89bio, Inc. (a) (b)	44,600	888,878
Arcus Biosciences, Inc. (a) (b)	89,878	2,223,582
Enanta Pharmaceuticals, Inc. (b)	9,500	476,995
Epizyme, Inc. (a) (b)	63,900	1,026,234
Fate Therapeutics, Inc. (a) (b)	47,200	1,619,432
Five Prime Therapeutics, Inc. (b)	43,700	266,570
Iovance Biotherapeutics, Inc. (a) (b)	64,800	1,778,760
Myriad Genetics, Inc. (a) (b)	26,400	299,376
Protagonist Therapeutics, Inc. (b)	154,700	2,732,002

		11,311,829

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—1.3%
Builders FirstSource, Inc. (b)	203,500	$4,212,450
Caesarstone, Ltd.	19,500	231,075
Masonite International Corp. (b)	2,900	225,562
Quanex Building Products Corp.	55,900	775,892
Resideo Technologies, Inc. (b)	10,600	124,232
UFP Industries, Inc.	4,200	207,942

		5,777,153

Capital Markets—1.5%
Blucora, Inc. (b)	44,600	509,332
Cowen, Inc. - Class A (a)	73,200	1,186,572
Donnelley Financial Solutions, Inc. (b)	59,900	503,160
Oppenheimer Holdings, Inc. - Class A	4,809	104,788
Piper Sandler Cos.	9,600	567,936
Stifel Financial Corp.	71,700	3,400,731
Virtus Investment Partners, Inc. (a)	5,400	627,966

		6,900,485

Chemicals—1.4%
FutureFuel Corp.	73,200	874,740
HB Fuller Co. (a)	3,300	147,180
Koppers Holdings, Inc. (b)	16,000	301,440
Kraton Corp. (b)	29,700	513,216
Minerals Technologies, Inc.	40,600	1,905,358
PolyOne Corp.	37,400	981,002
Trinseo S.A.	48,900	1,083,624
Tronox Holding plc - Class A	57,300	413,706

		6,220,266

Commercial Services & Supplies—2.3%
ABM Industries, Inc.	108,800	3,949,440
ACCO Brands Corp.	373,150	2,649,365
Deluxe Corp.	38,400	903,936
Ennis, Inc.	27,600	500,664
HNI Corp.	21,700	663,369
Pitney Bowes, Inc. (a)	73,000	189,800
Quad/Graphics, Inc. (a)	221,507	719,898
Steelcase, Inc. - Class A	72,200	870,732

		10,447,204

Communications Equipment—0.9%
ADTRAN, Inc.	109,400	1,195,742
Cambium Networks Corp. (b)	45,061	331,649
Comtech Telecommunications Corp.	11,700	197,613
Infinera Corp. (a) (b)	241,900	1,432,048
NetScout Systems, Inc. (a) (b)	41,000	1,047,960

		4,205,012

Construction & Engineering—3.8%
Aegion Corp. (b)	14,700	233,289
Arcosa, Inc.	58,000	2,447,600
Argan, Inc. (a)	36,200	1,715,156
Dycom Industries, Inc. (b)	11,800	482,502
EMCOR Group, Inc.	60,300	3,988,242
Fluor Corp.	44,900	542,392

Construction & Engineering—(Continued)
MasTec, Inc. (a) (b)	53,900	2,418,493
MYR Group, Inc. (b)	57,400	1,831,634
Tutor Perini Corp. (a) (b)	268,900	3,275,202

		16,934,510

Consumer Finance—0.6%
EZCORP, Inc. - Class A (a) (b)	68,800	433,440
Navient Corp.	144,300	1,014,429
Nelnet, Inc. - Class A	30,000	1,432,200

		2,880,069

Containers & Packaging—0.1%
Myers Industries, Inc.	18,100	263,355

Distributors—0.4%
Core-Mark Holding Co., Inc.	71,700	1,789,273

Diversified Consumer Services—0.8%
American Public Education, Inc. (b)	35,300	1,044,880
Houghton Mifflin Harcourt Co. (b)	181,700	328,877
K12, Inc. (a) (b)	76,600	2,086,584

		3,460,341

Diversified Financial Services—0.1%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	36,800	423,200
Marlin Business Services Corp. (a)	10,674	90,302

		513,502

Diversified Telecommunication Services—0.7%
Consolidated Communications Holdings, Inc. (a) (b)	257,700	1,744,629
Liberty Latin America, Ltd. - Class A (b)	64,000	622,080
Liberty Latin America, Ltd. - Class C (b)	83,200	785,408

		3,152,117

Electric Utilities—0.9%
IDACORP, Inc.	5,200	454,324
Portland General Electric Co.	85,600	3,578,936
Spark Energy, Inc. - Class A (a)	31,100	219,877

		4,253,137

Electrical Equipment—0.3%
Bloom Energy Corp. - Class A (a) (b)	4,500	48,960
LSI Industries, Inc.	19,300	124,871
Powell Industries, Inc.	49,200	1,347,588

		1,521,419

Electronic Equipment, Instruments & Components—2.4%
Bel Fuse, Inc. - Class B	78,400	841,232
Benchmark Electronics, Inc.	146,700	3,168,720
OSI Systems, Inc. (a) (b)	3,700	276,168
Sanmina Corp. (b)	67,700	1,695,208
ScanSource, Inc. (b)	118,300	2,849,847
TTM Technologies, Inc. (b)	163,000	1,933,180

		10,764,355

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.1%
Dril-Quip, Inc. (a) (b)	13,800	$411,102
Matrix Service Co. (a) (b)	189,100	1,838,052
NexTier Oilfield Solutions, Inc. (a) (b)	517,846	1,268,723
Patterson-UTI Energy, Inc.	31,300	108,611
SEACOR Holdings, Inc. (b)	38,600	1,093,152
Select Energy Services, Inc. - Class A (b)	34,600	169,540

		4,889,180

Entertainment—0.6%
Cinemark Holdings, Inc. (a)	81,800	944,790
Eros International plc (b)	500,300	1,580,948

		2,525,738

Equity Real Estate Investment Trusts—9.0%
Acadia Realty Trust (a)	55,400	719,092
Agree Realty Corp. (a)	14,500	952,795
Alexander & Baldwin, Inc. (b)	65,989	804,406
American Assets Trust, Inc.	76,200	2,121,408
American Finance Trust, Inc.	57,200	453,882
City Office REIT, Inc.	58,700	590,522
CoreCivic, Inc.	25,900	242,424
CorEnergy Infrastructure Trust, Inc. (a)	13,409	122,692
CoreSite Realty Corp.	9,500	1,150,070
DiamondRock Hospitality Co.	361,900	2,001,307
Easterly Government Properties, Inc. (a)	77,400	1,789,488
Essential Properties Realty Trust, Inc. (a)	29,900	443,716
First Industrial Realty Trust, Inc. (a)	49,200	1,891,248
Franklin Street Properties Corp.	19,600	99,764
Geo Group, Inc. (The)	39,500	467,285
Getty Realty Corp. (a)	68,029	2,019,101
Gladstone Commercial Corp.	75,800	1,421,250
Hersha Hospitality Trust	8,500	48,960
Highwoods Properties, Inc.	9,900	369,567
Kite Realty Group Trust (a)	29,600	341,584
Lexington Realty Trust	152,600	1,609,930
Mack-Cali Realty Corp. (a)	88,100	1,347,049
Monmouth Real Estate Investment Corp. (a)	7,400	107,226
New Senior Investment Group, Inc. (a)	63,900	231,318
Pebblebrook Hotel Trust (a)	35,254	481,570
Physicians Realty Trust	101,100	1,771,272
Piedmont Office Realty Trust, Inc. - Class A	88,200	1,465,002
PotlatchDeltic Corp.	62,800	2,388,284
PS Business Parks, Inc.	7,800	1,032,720
Retail Opportunity Investments Corp.	122,300	1,385,659
Retail Properties of America, Inc. - Class A	79,500	581,940
RLJ Lodging Trust (a)	72,057	680,218
Saul Centers, Inc.	3,900	125,853
Service Properties Trust	10,500	74,445
SITE Centers Corp.	81,400	659,340
STAG Industrial, Inc. (a)	71,100	2,084,652
Summit Hotel Properties, Inc.	23,700	140,541
Sunstone Hotel Investors, Inc.	441,873	3,601,265
Terreno Realty Corp.	12,500	658,000
UMH Properties, Inc. (a)	11,500	148,695
Urban Edge Properties	27,100	321,677
Urstadt Biddle Properties, Inc. - Class A	25,700	305,316

Equity Real Estate Investment Trusts—(Continued)
Xenia Hotels & Resorts, Inc.	128,900	1,202,637

		40,455,170

Food & Staples Retailing—0.6%
Rite Aid Corp. (a) (b)	19,392	330,827
SpartanNash Co. (a)	103,800	2,205,750

		2,536,577

Food Products—1.0%
Darling Ingredients, Inc. (b)	35,100	864,162
Farmer Bros Co. (b)	49,100	360,394
Fresh Del Monte Produce, Inc. (a)	58,800	1,447,656
Sanderson Farms, Inc. (a)	14,700	1,703,583

		4,375,795

Gas Utilities—1.7%
Northwest Natural Holding Co. (a)	10,400	580,216
ONE Gas, Inc. (a)	32,900	2,534,945
Southwest Gas Holdings, Inc.	49,700	3,431,785
Spire, Inc. (a)	16,739	1,099,920

		7,646,866

Health Care Equipment & Supplies—0.3%
Invacare Corp. (a)	85,700	545,909
LivaNova plc (b)	9,200	442,796
Varex Imaging Corp. (b)	37,300	565,095

		1,553,800

Health Care Providers & Services—1.8%
Community Health Systems, Inc. (a) (b)	197,700	595,077
Cross Country Healthcare, Inc. (b)	125,400	772,464
Magellan Health, Inc. (b)	29,021	2,117,953
Owens & Minor, Inc. (a)	259,400	1,976,628
Patterson Cos., Inc. (a)	23,600	519,200
Tenet Healthcare Corp. (b)	62,600	1,133,686
Tivity Health, Inc. (a) (b)	87,400	990,242

		8,105,250

Health Care Technology—0.8%
Allscripts Healthcare Solutions, Inc. (a) (b)	496,700	3,362,659
Computer Programs & Systems, Inc. (a)	10,100	230,179

		3,592,838

Hotels, Restaurants & Leisure—0.6%
Boyd Gaming Corp.	28,700	599,830
Brinker International, Inc. (a)	30,800	739,200
International Game Technology plc	46,400	412,960
Marriott Vacations Worldwide Corp.	10,900	896,089

		2,648,079

Household Durables—2.1%
Helen of Troy, Ltd. (b)	2,300	433,688
KB Home (a)	36,900	1,132,092

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Durables—(Continued)
Meritage Homes Corp. (b)	20,600	$1,568,072
Purple Innovation, Inc. (b)	107,100	1,927,800
Sonos, Inc. (b)	16,600	242,858
Taylor Morrison Home Corp. (a) (b)	15,000	289,350
TRI Pointe Group, Inc. (b)	273,800	4,022,122

		9,615,982

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) (b)	34,900	1,179,271

Independent Power and Renewable Electricity Producers—1.1%
Atlantic Power Corp. (b)	531,900	1,063,800
Clearway Energy, Inc. - Class A	85,400	1,790,838
Clearway Energy, Inc. - Class C	85,200	1,964,712

		4,819,350

Insurance—2.2%
Ambac Financial Group, Inc. (b)	55,000	787,600
American Equity Investment Life Holding Co.	103,500	2,557,485
AMERISAFE, Inc.	2,500	152,900
Argo Group International Holdings, Ltd.	12,019	418,622
CNO Financial Group, Inc. (a)	237,900	3,704,103
FedNat Holding Co.	7,400	81,918
Heritage Insurance Holdings, Inc.	33,000	431,970
Horace Mann Educators Corp.	3,911	143,651
MBIA, Inc. (a) (b)	81,500	590,875
National General Holdings Corp.	15,000	324,150
ProSight Global, Inc. (b)	14,300	127,270
Third Point Reinsurance, Ltd. (b)	42,700	320,677
United Insurance Holdings Corp.	37,500	293,250

		9,934,471

Interactive Media & Services—0.4%
Cars.com, Inc. (a) (b)	212,100	1,221,696
Yelp, Inc. (b)	29,500	682,335

		1,904,031

IT Services—1.0%
KBR, Inc.	78,500	1,770,175
Perficient, Inc. (a) (b)	4,300	153,854
Perspecta, Inc.	77,800	1,807,294
Unisys Corp. (a) (b)	56,600	617,506

		4,348,829

Machinery—2.4%
AGCO Corp. (a)	31,500	1,746,990
Astec Industries, Inc. (a)	44,400	2,056,164
CIRCOR International, Inc. (b)	9,900	252,252
Douglas Dynamics, Inc.	11,942	419,403
EnPro Industries, Inc.	2,500	123,225
Graham Corp.	8,500	108,290
Hurco Cos., Inc.	5,582	156,129
L B Foster Co. - Class A (b)	11,000	140,470
Manitowoc Co., Inc. (The) (b)	16,200	176,256
Meritor, Inc. (b)	28,400	562,320

Machinery—(Continued)
Navistar International Corp. (b)	8,000	225,600
Terex Corp.	57,000	1,069,890
Wabash National Corp. (a)	367,400	3,901,788

		10,938,777

Media—0.9%
AMC Networks, Inc. - Class A (b)	700	16,373
comScore, Inc. (b)	372,600	1,155,060
Gannett Co., Inc. (a)	304,900	420,762
Hemisphere Media Group, Inc. (b)	80,700	793,281
Sinclair Broadcast Group, Inc. - Class A (a)	62,200	1,148,212
WideOpenWest, Inc. (b)	132,800	699,856

		4,233,544

Metals & Mining—2.1%
Arconic Corp. (b)	11,000	153,230
Century Aluminum Co. (b)	107,400	765,762
Commercial Metals Co.	116,100	2,368,440
Kaiser Aluminum Corp. (a)	10,500	773,010
SunCoke Energy, Inc.	23,400	69,264
Warrior Met Coal, Inc. (a)	101,400	1,560,546
Worthington Industries, Inc. (a)	99,800	3,722,540

		9,412,792

Mortgage Real Estate Investment Trusts—2.4%
ARMOUR Residential REIT, Inc.	78,500	737,115
Blackstone Mortgage Trust, Inc. - Class A (a)	132,100	3,182,289
Cherry Hill Mortgage Investment Corp. (a)	9,482	85,527
Dynex Capital, Inc. (a)	11,200	160,160
Ellington Financial, Inc.	12,000	141,360
Invesco Mortgage Capital, Inc. (a)	62,255	232,834
KKR Real Estate Finance Trust, Inc. (a)	64,900	1,076,042
Ladder Capital Corp.	152,400	1,234,440
PennyMac Mortgage Investment Trust (a)	76,200	1,335,786
Redwood Trust, Inc. (a)	112,000	784,000
TPG RE Finance Trust, Inc.	82,600	710,360
Two Harbors Investment Corp. (a)	263,345	1,327,259

		11,007,172

Multi-Utilities—1.2%
Avista Corp.	44,500	1,619,355
Black Hills Corp.	46,800	2,651,688
Unitil Corp.	20,700	927,774

		5,198,817

Multiline Retail—0.8%
Big Lots, Inc. (a)	55,000	2,310,000
Dillard’s, Inc. - Class A (a)	50,600	1,304,974

		3,614,974

Oil, Gas & Consumable Fuels—2.5%
Arch Resources, Inc.	31,600	897,756
Berry Corp.	109,300	527,919
CVR Energy, Inc.	72,500	1,457,975

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Delek U.S. Holdings, Inc. (a)	95,100	$1,655,691
Dorian LPG, Ltd. (b)	49,400	382,356
Green Plains, Inc. (a) (b)	97,400	994,941
Kosmos Energy, Ltd.	112,100	186,086
Magnolia Oil & Gas Corp. - Class A (a) (b)	117,200	710,232
PDC Energy, Inc. (a) (b)	72,100	896,924
Peabody Energy Corp.	34,400	99,072
Range Resources Corp.	52,700	296,701
Renewable Energy Group, Inc. (a) (b)	30,400	753,312
REX American Resources Corp. (b)	19,300	1,338,841
Southwestern Energy Co. (b)	96,900	248,064
Talos Energy, Inc. (b)	30,700	282,440
W&T Offshore, Inc. (a) (b)	182,100	415,188

		11,143,498

Paper & Forest Products—2.1%
Boise Cascade Co.	68,400	2,572,524
Domtar Corp.	48,300	1,019,613
Louisiana-Pacific Corp.	76,700	1,967,355
P H Glatfelter Co. (a)	23,800	381,990
Schweitzer-Mauduit International, Inc. (a)	74,700	2,495,727
Verso Corp. - Class A (a)	86,400	1,033,344

		9,470,553

Personal Products—0.2%
Edgewell Personal Care Co. (b)	29,000	903,640

Pharmaceuticals—1.4%
Endo International plc (b)	444,000	1,522,920
Intra-Cellular Therapies, Inc. (a) (b)	36,000	924,120
Lannett Co., Inc. (a) (b)	223,300	1,621,158
Prestige Consumer Healthcare, Inc. (a) (b)	24,900	935,244
Xeris Pharmaceuticals, Inc. (a) (b)	421,800	1,121,988

		6,125,430

Professional Services—2.4%
Barrett Business Services, Inc.	45,960	2,441,855
GP Strategies Corp. (a) (b)	83,600	717,288
Heidrick & Struggles International, Inc.	45,800	990,196
Huron Consulting Group, Inc. (b)	41,400	1,831,950
Kelly Services, Inc. - Class A	114,100	1,804,491
TrueBlue, Inc. (b)	198,000	3,023,460

		10,809,240

Real Estate Management & Development—0.2%
Realogy Holdings Corp.	133,500	989,235

Road & Rail—0.9%
ArcBest Corp.	144,000	3,817,440
Covenant Transportation Group, Inc. - Class A (b)	14,300	206,349

		4,023,789

Semiconductors & Semiconductor Equipment—1.9%
Amkor Technology, Inc. (a) (b)	266,000	3,274,460
Cohu, Inc.	79,600	1,380,264

Semiconductors & Semiconductor Equipment—(Continued)
NeoPhotonics Corp. (a) (b)	37,700	334,776
SunPower Corp. (a) (b)	244,700	1,874,402
Veeco Instruments, Inc. (b)	118,200	1,594,518

		8,458,420

Software—2.2%
ACI Worldwide, Inc. (a) (b)	37,100	1,001,329
Avaya Holdings Corp. (a) (b)	133,300	1,647,588
MicroStrategy, Inc. - Class A (b)	3,100	366,699
SecureWorks Corp. - Class A (a) (b)	37,200	425,196
Synchronoss Technologies, Inc. (b)	393,500	1,389,055
Xperi Holding Corp.	345,928	5,105,897

		9,935,764

Specialty Retail—2.9%
Aaron’s, Inc.	15,000	681,000
Abercrombie & Fitch Co. - Class A (a)	86,700	922,488
Bed Bath & Beyond, Inc. (a)	105,900	1,122,540
Cato Corp. (The) - Class A (a)	80,000	654,400
Express, Inc. (a) (b)	182,300	280,742
Genesco, Inc. (b)	8,600	186,276
Haverty Furniture Cos., Inc. (a)	44,100	705,600
Hibbett Sports, Inc. (a) (b)	76,700	1,606,098
Lithia Motors, Inc. - Class A (a)	3,900	590,187
Murphy USA, Inc. (b)	11,100	1,249,749
Office Depot, Inc. (a)	887,800	2,086,330
Sleep Number Corp. (a) (b)	16,400	682,896
Sonic Automotive, Inc. - Class A (a)	21,500	686,065
Winmark Corp.	2,500	428,100
Zumiez, Inc. (a) (b)	45,600	1,248,528

		13,130,999

Technology Hardware, Storage & Peripherals—0.1%
Diebold Nixdorf, Inc. (a) (b)	55,100	333,906

Textiles, Apparel & Luxury Goods—0.7%
Fossil Group, Inc. (a) (b)	31,700	147,405
G-III Apparel Group, Ltd. (a) (b)	111,800	1,485,822
Movado Group, Inc.	8,900	96,476
Wolverine World Wide, Inc.	56,300	1,340,503

		3,070,206

Thrifts & Mortgage Finance—4.0%
ESSA Bancorp, Inc.	6,500	90,480
Essent Group, Ltd.	78,000	2,829,060
Luther Burbank Corp.	20,500	205,000
Meridian Bancorp, Inc.	102,600	1,190,160
MGIC Investment Corp.	167,800	1,374,282
Mr Cooper Group, Inc. (b)	16,500	205,260
Northfield Bancorp, Inc.	206,100	2,374,272
Premier Financial Corp.	27,780	490,873
Radian Group, Inc.	205,300	3,184,203
Territorial Bancorp, Inc.	5,200	123,708
Washington Federal, Inc. (a)	163,600	4,391,024
Waterstone Financial, Inc.	29,300	434,519

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—(Continued)
Western New England Bancorp, Inc.	21,400	$123,906
WSFS Financial Corp.	27,862	799,639

		17,816,386

Tobacco—0.1%
Vector Group, Ltd.	35,823	360,379

Trading Companies & Distributors—2.5%
BMC Stock Holdings, Inc. (b)	82,900	2,084,106
DXP Enterprises, Inc. (b)	38,100	758,571
Foundation Building Materials, Inc. (b)	39,400	615,034
MRC Global, Inc. (b)	166,000	981,060
NOW, Inc. (b)	433,800	3,743,694
Titan Machinery, Inc. (a) (b)	63,600	690,696
Veritiv Corp. (b)	39,900	676,704
WESCO International, Inc. (b)	42,500	1,492,175

		11,042,040

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a) (b)	236,900	748,604

Total Common Stocks (Cost $485,933,641)		442,292,700

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $4,028,555; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $4,109,135	4,028,555	4,028,555

Total Short-Term Investments (Cost $4,028,555)		4,028,555

Securities Lending Reinvestments (c)—21.0%

Certificates of Deposit—1.5%
Agricultural Bank of China 0.700%, 08/06/20	500,000	500,122
Barclays Bank plc 0.420%, 08/13/20	2,000,000	2,000,220
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	1,000,000	1,000,321
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	1,994,800	1,997,040
0.398%, 1M LIBOR + 0.220%, 08/03/20 (d)	1,000,053	1,000,104

		6,497,807

Repurchase Agreements—4.1%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $4,166,042; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $4,249,359.	4,166,034	4,166,034
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $500,209; collateralized by various Common Stock with an aggregate market value of $550,000.	500,000	500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $900,003; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $918,001.	900,000	900,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,700,005; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,734,000.	1,700,000	1,700,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $400,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $408,002.	400,000	400,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $800,007; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $888,963.	800,000	800,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,500,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,765,272.	2,500,000	2,500,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,400,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,654,661.	2,400,000	2,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $600,004; collateralized by various Common Stock with an aggregate market value of $666,776.	600,000	600,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,100,056; collateralized by various Common Stock with an aggregate market value of $1,222,468.	1,100,000	1,100,000

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,200,007; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $1,333,461.	1,200,000	$1,200,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $2,000,093; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $2,222,435.	2,000,000	2,000,000

		18,266,034

Mutual Funds—15.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	11,000,000	11,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	12,000,000	12,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	9,000,000	9,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	10,000,000	10,000,000

Mutual Funds—(Continued)
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	7,000,000	7,000,000

		69,000,000

Total Securities Lending Reinvestments (Cost $93,762,248)		93,763,841

Total Investments—120.5% (Cost $583,724,444)		540,085,096
Other assets and liabilities (net)—(20.5)%		(91,696,917)

Net Assets—100.0%		$448,388,179

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $93,031,248 and the collateral received consisted of cash in the amount of $93,760,887 and non-cash collateral with a value of $1,103,454. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
Russell 2000 Index Mini Futures	09/18/20	69	USD	4,959,720	$94,665

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$442,292,700	$—	$—	$442,292,700
Total Short-Term Investment*	—	4,028,555	—	4,028,555
Securities Lending Reinvestments
Certificates of Deposit	—	6,497,807	—	6,497,807
Repurchase Agreements	—	18,266,034	—	18,266,034
Mutual Funds	69,000,000	—	—	69,000,000
Total Securities Lending Reinvestments	69,000,000	24,763,841	—	93,763,841
Total Investments	$511,292,700	$28,792,396	$—	$540,085,096

Collateral for Securities Loaned (Liability)	$—	$(93,760,887)	$—	$(93,760,887)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$94,665	$—	$—	$94,665

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$540,085,096
Cash denominated in foreign currencies (c)	7,069
Cash collateral for futures contracts	452,000
Receivable for:
Investments sold	1,745,096
Fund shares sold	15,350
Dividends	663,120
Variation margin on futures contracts	49,631

Total Assets	543,017,362
Liabilities
Collateral for securities loaned	93,760,887
Payables for:
Investments purchased	321,917
Fund shares redeemed	34,276
Accrued Expenses:
Management fees	253,070
Distribution and service fees	5,370
Deferred trustees’ fees	148,279
Other expenses	105,384

Total Liabilities	94,629,183

Net Assets	$448,388,179

Net Assets Consist of:
Paid in surplus	$502,127,730
Distributable earnings (Accumulated losses)	(53,739,551)

Net Assets	$448,388,179

Net Assets
Class A	$422,563,071
Class B	25,825,108
Capital Shares Outstanding*
Class A	36,969,315
Class B	2,282,670
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.43
Class B	11.31

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $583,724,444.
(b)	Includes securities loaned at value of $93,031,248.
(c)	Identified cost of cash denominated in foreign currencies was $7,285.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$4,762,426
Interest	13,954
Securities lending income	94,169

Total investment income	4,870,549
Expenses
Management fees	1,641,661
Administration fees	14,947
Custodian and accounting fees	41,028
Distribution and service fees—Class B	31,086
Audit and tax services	30,591
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	15,278
Insurance	1,564
Miscellaneous	6,063

Total expenses	1,819,708
Less management fee waiver	(210,203)

Net expenses	1,609,505

Net Investment Income	3,261,044

Net Realized and Unrealized Loss
Net realized loss on :
Investments	(7,893,187)
Futures contracts	(272,958)
Foreign currency transactions	(10)

Net realized loss	(8,166,155)

Net change in unrealized appreciation (depreciation) on:
Investments	(99,985,256)
Futures contracts	16,692
Foreign currency transactions	(321)

Net change in unrealized depreciation	(99,968,885)

Net realized and unrealized loss	(108,135,040)

Net Decrease in Net Assets From Operations	$(104,873,996)

(a)	Net of foreign withholding taxes of $6,869.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,261,044	$7,560,339
Net realized loss	(8,166,155)	(5,216,608)
Net change in unrealized appreciation (depreciation)	(99,968,885)	80,584,080

Increase (decrease) in net assets from operations	(104,873,996)	82,927,811

From Distributions to Shareholders
Class A	(6,291,281)	(51,704,319)
Class B	(315,696)	(3,371,252)

Total distributions	(6,606,977)	(55,075,571)

Increase in net assets from capital share transactions	57,403,266	49,333,499

Total increase (decrease) in net assets	(54,077,707)	77,185,739

Net Assets
Beginning of period	502,465,886	425,280,147

End of period	$448,388,179	$502,465,886

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	5,289,401	$56,120,063	917,880	$13,392,575
Reinvestments	549,937	6,291,281	3,841,331	51,704,319
Redemptions	(622,520)	(7,539,762)	(1,117,104)	(16,606,715)

Net increase	5,216,818	$54,871,582	3,642,107	$48,490,179

Class B
Sales	382,972	$3,997,881	193,614	$2,748,952
Reinvestments	27,888	315,696	253,097	3,371,252
Redemptions	(151,014)	(1,781,893)	(362,506)	(5,276,884)

Net increase	259,846	$2,531,684	84,205	$843,320

Increase derived from capital shares transactions		$57,403,266		$49,333,499

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.89		$14.16	$17.61	$18.11	$15.15	$18.09

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.24	0.23	0.23	0.21	0.27
Net realized and unrealized gain (loss)	(3.38)		2.33	(2.40)	0.37	4.14	(1.42)

Total income (loss) from investment operations	(3.29)		2.57	(2.17)	0.60	4.35	(1.15)

Less Distributions
Distributions from net investment income	(0.17)		(0.22)	(0.24)	(0.24)	(0.30)	(0.24)
Distributions from net realized capital gains	0.00		(1.62)	(1.04)	(0.86)	(1.09)	(1.55)

Total distributions	(0.17)		(1.84)	(1.28)	(1.10)	(1.39)	(1.79)

Net Asset Value, End of Period	$11.43		$14.89	$14.16	$17.61	$18.11	$15.15

Total Return (%) (b)	(22.08	)(c)	19.53	(13.76)	3.62	30.86	(7.25)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(d)	0.85	0.84	0.84	0.83	0.82
Net ratio of expenses to average net assets (%) (e)	0.75	(d)	0.75	0.74	0.74	0.73	0.73
Ratio of net investment income to average net assets (%)	1.57	(d)	1.61	1.31	1.31	1.34	1.59
Portfolio turnover rate (%)	33	(c)	52	53	40	38	38
Net assets, end of period (in millions)	$422.6		$472.7	$398.1	$502.5	$512.9	$528.3

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$14.71		$14.01	$17.42	$17.94	$15.02	$17.94

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.20	0.18	0.18	0.17	0.22
Net realized and unrealized gain (loss)	(3.34)		2.29	(2.36)	0.36	4.10	(1.39)

Total income (loss) from investment operations	(3.26)		2.49	(2.18)	0.54	4.27	(1.17)

Less Distributions
Distributions from net investment income	(0.14)		(0.17)	(0.19)	(0.20)	(0.26)	(0.20)
Distributions from net realized capital gains	0.00		(1.62)	(1.04)	(0.86)	(1.09)	(1.55)

Total distributions	(0.14)		(1.79)	(1.23)	(1.06)	(1.35)	(1.75)

Net Asset Value, End of Period	$11.31		$14.71	$14.01	$17.42	$17.94	$15.02

Total Return (%) (b)	(22.17	)(c)	19.15	(13.91)	3.31	30.51	(7.43)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.10	(d)	1.10	1.09	1.09	1.08	1.07
Net ratio of expenses to average net assets (%) (e)	1.00	(d)	1.00	0.99	0.99	0.98	0.98
Ratio of net investment income to average net assets (%)	1.31	(d)	1.35	1.05	1.05	1.10	1.34
Portfolio turnover rate (%)	33	(c)	52	53	40	38	38
Net assets, end of period (in millions)	$25.8		$29.8	$27.2	$36.8	$38.5	$29.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is JPMorgan Small Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-16

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-17

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $4,028,555. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $18,266,034. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to

BHFTI-18

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$94,665

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within theÐtatement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(272,958)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$16,692

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$8,213,658

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future

BHFTI-19

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-20

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$194,408,767	$0	$138,466,581

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$1,641,661	0.800%	First $100 million
	0.775%	$100 million to $500 million
	0.750%	$500 million to $1 billion
	0.725%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. J.P. Morgan Investment Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.075%	First $50 million
0.125%	$50 million to $100 million
0.100%	$100 million to $500 million
0.075%	$500 million to $1 billion
0.050%	Over $1 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of

BHFTI-21

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$585,264,325

Gross unrealized appreciation	35,423,776
Gross unrealized depreciation	(80,508,340)

Net unrealized appreciation (depreciation)	$(45,084,564)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$9,628,457	$6,846,435	$45,447,114	$30,392,053	$55,075,571	$37,238,488

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$7,306,598	$—	$54,884,104	$(4,295,349)	$57,895,353

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $4,295,349.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Loomis Sayles Global Allocation Portfolio returned -1.47% and -1.64%, respectively. The Portfolio’s benchmarks, the MSCI World Index1 and the FTSE World Government Bond Index (“WGBI”)2, returned -5.77% and 4.08%, respectively. A blend of the MSCI World Index (60%) and the FTSE WGBI (40%) returned -1.48%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 was marked by extreme swings in global equity markets, driven by both the pandemic and the Russia and Saudi Arabia oil price war. Market volatility first took hold in February as it became apparent that COVID-19 had spread beyond China’s borders, cementing deep losses in the first quarter. Markets sharply reversed at the end of March as support from global central banks and governments was announced, and then continued a generally upward trajectory, as economies began to reopen. The MSCI World Index ended the period down over 5%, with the second quarter rally unable to erase first quarter losses. The Energy sector posted the sharpest declines as the price war caused a steep drop in the price of oil, with demand collapsing under the pandemic; the Financials sector also declined as the economy suffered. The Information Technology, Health Care, and Consumer Discretionary sectors ended the period in positive territory. In fixed income, investors poured cash into investment grade and high yield bond funds after the Federal Reserve announced its unprecedented support for the market, which for the first time in its history included purchases of investment grade and high yield bond exchange-traded funds (ETFs). This support helped to calm market illiquidity fears and spur a rally in riskier securities. Renewed investor optimism helped crack open the market for newly issued bonds, even for some of the companies hardest hit by the COVID-19 pandemic.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The equity portion of the Portfolio outperformed its benchmark, the MSCI World Index. Relative performance drivers were broad based, with the majority of sectors contributing to results. Security selection in the Financials and Industrials sectors was particularly strong. Not having exposure to the Energy sector was also additive to relative returns. The largest three individual contributors to return were Amazon, S&P Global, and Peloton. Shares of Amazon outperformed as the COVID-19 pandemic brought in-person shopping to a virtual standstill in many geographies, driving an increase in e-commerce penetration from both existing users as well as new users. We believe e-commerce penetration may remain at these levels as economies open, from both its superior shopping experience as well as the permanent closure of some brick and mortar retail stores. We also believe the current environment can advance the cloud adoption curve, with companies moving increasing amounts of data to the cloud to facilitate a more remote and flexible work environment. Shares of S&P Global, a financial data and ratings company, outperformed due to strong corporate bond issuance, a key driver of the company’s bond rating business, as well as the broad recovery in equity markets which supported its indices business. Several organic investment initiatives, including Environmental, Social, and Governance (ESG) and China domestic bond ratings, and the integration of recently acquired Kensho, an artificial intelligence and analytics company, also showed early positive results. Shares of Peloton, an at-home connected fitness platform company, outperformed as consumers turned to at-home fitness in the wake of quarantine orders and associated gym closures. We believe Peloton’s addressable market has meaningfully increased from when we first purchased the company, driven by our expectation that a greater portion of the workforce may work from home for an extended period and there will likely be permanent closures of some gyms and fitness studios. We continued to see a significant opportunity for Peloton to gain market share with its first mover advantage, brand awareness, and network effects.

Security selection in the Information Technology detracted from relative results for the period, largely driven by not owning a few benchmark names in the sector, followed by selection in the Real Estate sector. The three largest individual detractors were Marriott International, CBRE Group, and M&T Bank. Shares of Marriott International, a global hotelier, underperformed as the COVID-19 pandemic caused a steep drop in demand. We eliminated our position over the period as the pandemic made it difficult to quantify the downside, particularly as the fall in demand was unprecedented. Shares of CBRE Group, a global real estate services firm, underperformed in the first half of 2020 as the pandemic drove a sharp slowdown in property leasing and sales globally. Longer-term, we anticipate somewhat weaker demand for commercial real estate, as more companies increase the percentage of their workforce which work from home permanently. That said, CBRE’s property servicing business Global Workplace Solutions provides stability given that it is based on multi-year outsourcing contracts, and CBRE’s low level of debt means that it has room to make opportunistic acquisitions in the downturn. We reduced our position during the period to reflect our slightly reduced intrinsic value growth forecast.    Shares of M&T Bank, a regional bank focusing on small and mid-size business (“SMEs”) customers, were relatively flat, lagging the recovery in equity markets.    Investors were concerned about its loan exposure to SMEs and commercial real estate, particularly in the New York City area, as well as the effects that extremely low short and long-term interest rates would have on its net interest income. We believe that M&T Bank’s exposures (e.g. low loan-to-value and long relationships with its commercial real estate borrowers), will allow the company to weather these cyclical headwinds. The company has successfully navigated past downturns, with better-than-peer loan loss performance. At period end, we continued to believe M&T Bank is a high quality company with healthy medium-term growth prospects.

The fixed income component of the Portfolio underperformed the FTSE WGBI during the first half of the year. The Portfolio’s allocation to Corporate Credit sectors and issuers, including High Yield bonds, drove negative performance. In particular, holdings within the healthcare, banking, and communications sectors detracted from

BHFTI-1

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Managed by Loomis, Sayles & Company, L.P.

Portfolio Manager Commentary*—(Continued)

relative performance. U.S. automotive and retail issuers also weighed on performance given general weakness in the sector on the back of COVID-19 related shutdowns, supply chain disruptions, and declining traffic numbers. Choices among energy issuers detracted during the period as oil prices traded lower in the first quarter on the back of a demand glut and a price war between Saudi Arabia and Russia. Allocation to BBB-rated corporate bonds also detracted as they generally were outpaced by higher grade names during the period. From a currency perspective, euro-denominated bonds detracted from performance. Select emerging market currencies were also negative, in particular bonds denominated in the Brazilian real weighed on performance due to a deteriorating economic outlook as well as a surge in COVID-19 cases in the country. Holdings within the insurance sector aided performance during the period. Despite unprecedented uncertainty due to COVID-19 and the pandemic-driven recession, robust capital and record liquidity allowed insurers to conserve cash and strengthen capital including the suspension of share repurchases and record debt issuance. The allocation to global Treasuries was also additive. Security specific selections were additive to performance as a result of select issuer decisions within the finance companies and banking sectors. The Portfolio’s diversified allocation to consumer non-cyclicals also enhanced results. Specifically, choices in the food and beverage and healthcare sectors proved advantageous

From a duration and yield curve positioning perspective, the Portfolio’s large allocation to the U.S. dollar fixed income market, where starting yields were globally competitive and yields declined considerably, contributed to performance over the reporting period.

We added the following equity securities to the Portfolio over the period: Peloton, Mastercard, VeriSign, Home Depot, Copart, ASML, and Costco. The following equity securities were eliminated from the Portfolio over the period: Thales (France), Legal & General (U.K.), Marriott International, McCormick & Co., Lyondell Basell, and Intercontinental Exchange Group.

The Portfolio used derivatives to manage active currency positions and contributed to performance during the period. Foreign exchange forwards were used primarily to limit exposure to non-U.S. dollar currencies, but on occasion to gain exposure to a benchmark currency without being invested in cash bonds.

At period end, the Portfolio asset allocation was 66% global equities, 18.75% non-U.S. fixed income, and 15.25% U.S. fixed income. The equity portion of the Portfolio’s exposure was concentrated in the Financials, Information Technology, and Healthcare sectors. The Portfolio was not invested in the Utilities or Energy sectors. The fixed income portion of the Portfolio held 70% of its bond exposure in investment grade bonds and 30% in high yield bonds. Of the 49% in Corporate Credit bonds, 14% was in Financials, 34% in Industrials, and 1% in Utilities. Duration positioning remained shorter relative to the benchmark within Euro, Japanese yen, and British pound denominated bonds.

Dan Fuss

David Rolley

Eileen Riley

Lee Rosenbaum

Portfolio Managers

Loomis, Sayles & Company, L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI World Index is a capitalization weighted index that measures performance of stocks from developed countries around the world. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The FTSE World Government Bond Index is an index of bonds issued by governments in the U.S., Europe and Asia.

BHFTI-2

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI WORLD INDEX & THE FTSE WORLD GOVERNMENT BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Global Allocation Portfolio
Class A	-1.47	5.82	8.53	10.79
Class B	-1.64	5.54	8.25	10.52
MSCI World Index	-5.77	2.84	6.90	9.95
FTSE World Government Bond Index	4.08	4.60	3.70	2.37

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Equity Sectors

% of Net Assets
Information Technology	18.4
Health Care	10.0
Financials	8.5
Industrials	7.9
Consumer Discretionary	7.8

Top Fixed Income Sectors

% of Net Assets
Corporate Bonds & Notes	16.8
Foreign Government	7.0
U.S. Treasury & Government Agencies	4.4
Convertible Bonds	0.7
Municipals	0.3

BHFTI-3

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Global Allocation Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.77%	$1,000.00	$985.30	$3.80
	Hypothetical*	0.77%	$1,000.00	$1,021.03	$3.87

Class B (a)	Actual	1.02%	$1,000.00	$983.60	$5.03
	Hypothetical*	1.02%	$1,000.00	$1,019.79	$5.12

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—65.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Northrop Grumman Corp.	25,815	$7,936,564

Banks—3.0%
HDFC Bank, Ltd.	444,560	6,340,594
M&T Bank Corp. (a)	64,073	6,661,670

		13,002,264

Capital Markets—4.5%
Goldman Sachs Group, Inc. (The)	15,724	3,107,377
London Stock Exchange Group plc	65,379	6,763,058
S&P Global, Inc. (a)	29,269	9,643,550

		19,513,985

Chemicals—3.6%
Linde plc (a)	44,875	9,518,436
Sherwin-Williams Co. (The)	10,271	5,935,098

		15,453,534

Commercial Services & Supplies—1.0%
Copart, Inc. (b)	51,888	4,320,714

Electronic Equipment, Instruments & Components—1.0%
Halma plc	153,818	4,383,578

Food & Staples Retailing—1.3%
Costco Wholesale Corp.	18,890	5,727,637

Food Products—1.6%
Nestle S.A.	61,792	6,826,483

Health Care Equipment & Supplies—4.5%
Becton Dickinson & Co.	31,577	7,555,429
Danaher Corp.	68,680	12,144,684

		19,700,113

Health Care Providers & Services—2.2%
UnitedHealth Group, Inc.	33,013	9,737,184

Household Durables—0.7%
NVR, Inc. (b)	892	2,906,805

Industrial Conglomerates—2.7%
Roper Technologies, Inc. (a)	29,796	11,568,595

Insurance—1.0%
AIA Group, Ltd.	485,800	4,521,374

Interactive Media & Services—4.5%
Alphabet, Inc. - Class A (b)	6,085	8,628,834
Alphabet, Inc. - Class C (b)	814	1,150,679
Facebook, Inc. - Class A (a) (b)	43,450	9,866,191

		19,645,704

Internet & Direct Marketing Retail—5.2%
Alibaba Group Holding, Ltd. (ADR) (a) (b)	45,692	9,855,764
Amazon.com, Inc. (b)	4,530	12,497,455

		22,353,219

IT Services—8.2%
Accenture plc - Class A (a)	40,115	8,613,493
CGI, Inc. (b)	88,500	5,575,578
MasterCard, Inc. - Class A	33,936	10,034,875
Nomura Research Institute, Ltd.	283,500	7,735,692
VeriSign, Inc. (b)	18,034	3,729,972

		35,689,610

Leisure Products—0.9%
Peloton Interactive, Inc. - Class A (a) (b)	70,650	4,081,451

Life Sciences Tools & Services—3.2%
IQVIA Holdings, Inc. (b)	66,989	9,504,399
Mettler-Toledo International, Inc. (a) (b)	5,531	4,455,497

		13,959,896

Machinery—2.4%
Atlas Copco AB - A Shares	182,981	7,737,550
Parker-Hannifin Corp.	13,895	2,546,537

		10,284,087

Personal Products—1.9%
Estee Lauder Cos., Inc. (The) - Class A (a)	43,718	8,248,712

Real Estate Management & Development—0.4%
CBRE Group, Inc. - Class A (b)	33,703	1,524,050

Semiconductors & Semiconductor Equipment—3.1%
ASML Holding NV	19,924	7,303,705
Texas Instruments, Inc. (a)	49,480	6,282,475

		13,586,180

Software—6.0%
Dassault Systemes SE	37,138	6,400,498
Dropbox, Inc. - Class A (b)	186,325	4,056,295
Open Text Corp.	147,600	6,267,782
Temenos AG	42,653	6,613,179
Tyler Technologies, Inc. (a) (b)	7,449	2,583,909

		25,921,663

Specialty Retail—1.1%
Home Depot, Inc. (The) (a)	18,344	4,595,355

Total Common Stocks (Cost $204,824,632)		285,488,757

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—16.8%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.2%
Boeing Co. (The)
3.100%, 05/01/26	20,000	$20,383
3.250%, 02/01/35	5,000	4,558
3.550%, 03/01/38	20,000	18,208
3.625%, 03/01/48	5,000	4,390
3.750%, 02/01/50	15,000	13,542
3.850%, 11/01/48	85,000	75,975
3.950%, 08/01/59	85,000	74,454
Embraer Netherlands Finance B.V. 5.050%, 06/15/25 (a)	370,000	327,454
TransDigm, Inc.
5.500%, 11/15/27	85,000	74,200
6.500%, 07/15/24	76,000	73,134
6.500%, 05/15/25	75,000	70,132
7.500%, 03/15/27	5,000	4,805
8.000%, 12/15/25 (144A)	340,000	357,337

		1,118,572

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	212,336	192,508
4.125%, 12/15/27 (144A)	141,245	113,832
American Airlines Group, Inc.
3.750%, 03/01/25 (144A)	10,000	4,649
5.000%, 06/01/22 (144A)	315,000	182,700
American Airlines Pass-Through Trust
3.700%, 10/15/25	95,735	66,498
3.750%, 10/15/25	264,874	187,411
4.950%, 02/15/25	126,098	95,328
5.250%, 01/15/24	593,240	392,438
American Airlines, Inc. 11.750%, 07/15/25 (144A)	655,000	615,562
Delta Air Lines Pass-Through Trust 8.021%, 08/10/22	471,173	442,118
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	285,000	285,712
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	44,106	40,577
United Airlines Pass-Through Trust 3.650%, 10/07/25	78,588	56,937

		2,676,270

Apparel—0.0%
Hanesbrands, Inc. 5.375%, 05/15/25 (144A)	95,000	96,069

Auto Manufacturers—1.4%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	104,212
BMW U.S. Capital LLC
3.150%, 04/18/24 (144A)	195,000	208,729
4.150%, 04/09/30 (144A)	200,000	230,598
Ford Motor Co. 6.625%, 10/01/28 (a)	1,675,000	1,686,591

Auto Manufacturers—(Continued)
General Motors Co.
5.200%, 04/01/45	200,000	193,415
6.250%, 10/02/43	55,000	58,430
General Motors Financial Co., Inc.
3.450%, 04/10/22	100,000	101,969
3.600%, 06/21/30	1,250,000	1,213,643
5.250%, 03/01/26	295,000	321,501
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	81,068
Hyundai Capital America
2.650%, 02/10/25 (144A) (a)	110,000	110,461
2.750%, 09/27/26 (144A)	500,000	498,291
6.375%, 04/08/30 (144A) (a)	175,000	210,638
Hyundai Capital Services, Inc. 3.750%, 03/05/23 (144A)	260,000	272,618
Kia Motors Corp. 3.000%, 04/25/23 (144A) (a)	380,000	391,782
Nissan Motor Acceptance Corp. 3.650%, 09/21/21 (144A)	230,000	230,558

		5,914,504

Auto Parts & Equipment—0.4%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	108,210
Goodyear Tire & Rubber Co. (The)
4.875%, 03/15/27	425,000	389,300
7.000%, 03/15/28	1,228,000	1,219,625
Tupy Overseas S.A. 6.625%, 07/17/24 (144A)	200,000	200,002

		1,917,137

Banks—2.2%
Banco Bilbao Vizcaya Argentaria S.A. 0.750%, 09/11/22 (EUR)	400,000	450,826
Banco Bradesco S.A. 2.850%, 01/27/23 (144A)	200,000	197,500
Banco Santander S.A. 3.125%, 02/23/23 (a)	200,000	208,576
Bank of Montreal 1.750%, 06/15/21 (144A)	255,000	258,215
Bank of Nova Scotia (The) 1.900%, 12/02/21 (CAD)	1,000,000	748,475
Barclays plc 3.650%, 03/16/25	225,000	243,925
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	397,677
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	394,894
Credit Agricole S.A.
3.250%, 10/04/24 (144A)	665,000	714,055
4.375%, 03/17/25 (144A)	200,000	221,003
Credit Suisse Group AG 4.194%, SOFR + 3.730%, 04/01/31 (144A) (c)	250,000	285,064
Danske Bank A/S
3.875%, 09/12/23 (144A)	200,000	212,001

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Industrial & Commercial Bank of China, Ltd. 2.957%, 11/08/22	250,000	$259,277
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	205,478
Itau Unibanco Holding S.A. 2.900%, 01/24/23 (144A)	200,000	197,752
Lloyds Banking Group plc
3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	217,506
4.500%, 11/04/24	200,000	218,782
Morgan Stanley 4.350%, 09/08/26	315,000	363,241
National Australia Bank, Ltd. 2.500%, 01/12/21	250,000	252,638
Royal Bank of Canada 2.250%, 11/01/24 (a)	350,000	368,696
Royal Bank of Scotland Group plc 6.000%, 12/19/23	235,000	263,257
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	104,228
Santander UK Group Holdings plc 4.750%, 09/15/25 (144A)	200,000	216,708
Societe Generale S.A. 4.750%, 11/24/25 (144A) (a)	260,000	284,622
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	306,263
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (a)	335,000	366,283
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	366,521
United Overseas Bank, Ltd. 3.200%, 04/23/21 (144A)	735,000	749,375
Westpac Banking Corp. 2.650%, 01/16/30 (a)	400,000	438,787
Woori Bank 5.875%, 04/13/21 (144A)	200,000	206,766

		9,718,391

Beverages—0.2%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	397,112
Constellation Brands, Inc. 4.750%, 11/15/24	110,000	126,153
Diageo Capital plc 2.125%, 04/29/32	200,000	207,316

		730,581

Building Materials—0.6%
Cemex S.A.B. de C.V. 5.700%, 01/11/25	475,000	464,312
JELD-WEN, Inc. 4.625%, 12/15/25 (144A)	1,695,000	1,627,200
Masco Corp.
6.500%, 08/15/32	8,000	9,719
7.750%, 08/01/29	94,000	120,558

Building Materials—(Continued)
Owens Corning 4.400%, 01/30/48	215,000	223,706

		2,445,495

Chemicals—0.3%
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	187,190
4.500%, 01/31/30	200,000	183,000
Ecolab, Inc. 4.800%, 03/24/30	20,000	25,356
LG Chem, Ltd. 3.250%, 10/15/24 (144A)	200,000	212,594
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	126,875
Orbia Advance Corp. S.A.B. de C.V. 4.000%, 10/04/27	200,000	205,252
Syngenta Finance NV 1.250%, 09/10/27 (EUR)	200,000	204,028
Yara International ASA 3.148%, 06/04/30 (144A)	30,000	31,188

		1,175,483

Commercial Services—0.1%
Edenred 1.875%, 03/06/26 (EUR)	200,000	237,147
Holding d’Infrastructures de Transport SAS
0.625%, 03/27/23 (EUR)	100,000	108,807
1.625%, 11/27/27 (EUR)	100,000	108,609
United Rentals North America, Inc. 6.500%, 12/15/26	85,000	89,250

		543,813

Computers—0.2%
Dell International LLC / EMC Corp.
6.020%, 06/15/26 (144A)	165,000	189,168
8.100%, 07/15/36 (144A)	210,000	273,566
8.350%, 07/15/46 (144A)	150,000	194,828
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	160,000	196,160

		853,722

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.950%, 03/15/43	40,000	45,200

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.500%, 05/15/21 (a)	150,000	150,939
Air Lease Corp.
2.250%, 01/15/23	15,000	14,775
3.000%, 02/01/30	40,000	37,067
3.250%, 10/01/29	20,000	19,042
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	244,594

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
BOC Aviation, Ltd. 2.750%, 09/18/22 (144A)	210,000	$211,319
Brookfield Finance, Inc. 3.900%, 01/25/28 (a)	185,000	203,039
GE Capital Funding LLC
4.550%, 05/15/32 (144A)	885,000	913,501
Jefferies Group LLC 6.250%, 01/15/36 (a)	175,000	200,446
Nationstar Mortgage Holdings, Inc. 9.125%, 07/15/26 (144A)	820,000	866,634
Navient Corp. 5.000%, 10/26/20	1,745,000	1,737,793
5.500%, 01/25/23	555,000	532,106
5.625%, 08/01/33	1,150,000	885,500
5.875%, 10/25/24	40,000	37,575
6.750%, 06/15/26	185,000	172,050
OneMain Finance Corp. 5.625%, 03/15/23	135,000	136,522
6.875%, 03/15/25	205,000	210,317
7.750%, 10/01/21	165,000	171,674
8.250%, 10/01/23	65,000	69,550
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	189,334
Quicken Loans LLC 5.250%, 01/15/28 (144A)	70,000	72,800
5.750%, 05/01/25 (144A)	60,000	61,337
Unifin Financiera S.A. 7.250%, 09/27/23	245,000	197,470

		7,335,384

Electric—0.4%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	21,150
Edison International 4.950%, 04/15/25	20,000	21,978
Emgesa S.A. E.S.P 8.750%, 01/25/21 (144A) (COP)	1,210,000,000	327,493
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A) (a)	200,000	200,500
Enel Chile S.A. 4.875%, 06/12/28	110,000	122,650
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	220,530
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	206,129
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	239,051
Transelec S.A. 4.250%, 01/14/25 (144A)	460,000	489,003

		1,848,484

Energy-Alternate Sources—0.0%
Greenko Dutch B.V. 5.250%, 07/24/24 (144A)	200,000	197,580

Engineering & Construction—0.0%
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	41,277

Food—0.2%
BRF S.A. 4.875%, 01/24/30	365,000	344,012
Kraft Heinz Foods Co.
4.375%, 06/01/46	240,000	235,856
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	209,400

		789,268

Forest Products & Paper—0.1%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	211,252
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	417,890

		629,142

Gas—0.1%
China Resources Gas Group, Ltd. 4.500%, 04/05/22 (144A)	200,000	209,309

Healthcare-Products—0.1%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	151,316
Medtronic Global Holdings Co. 1.125%, 03/07/27 (EUR)	105,000	123,136

		274,452

Healthcare-Services—1.9%
HCA, Inc. 7.050%, 12/01/27	65,000	72,800
7.500%, 11/06/33	4,235,000	5,145,525
7.580%, 09/15/25 (a)	310,000	356,500
7.750%, 07/15/36	1,185,000	1,392,375
Tenet Healthcare Corp. 5.125%, 05/01/25 (a)	395,000	381,258
6.875%, 11/15/31	995,000	890,525

		8,238,983

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A) (a)	225,000	249,734

Home Builders—0.1%
Beazer Homes USA, Inc. 7.250%, 10/15/29	465,000	449,887

Home Furnishings—0.1%
Whirlpool Corp. 4.600%, 05/15/50	180,000	204,303

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.7%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	$213,317
3.600%, 04/09/29	200,000	220,770
3.900%, 04/06/28 (144A)	260,000	290,035
Global Atlantic Fin Co. 8.625%, 04/15/21 (144A)	820,000	858,066
Nationwide Mutual Insurance Co. 4.350%, 04/30/50 (144A)	610,000	634,967
Old Republic International Corp. 4.875%, 10/01/24	175,000	189,263
Prudential Financial, Inc. 3.700%, 03/13/51	150,000	165,505
Radian Group, Inc. 4.500%, 10/01/24	70,000	67,550
4.875%, 03/15/27	40,000	37,600
6.625%, 03/15/25	435,000	445,875

		3,122,948

Internet—0.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27 (a)	240,000	266,581
Baidu, Inc. 3.875%, 09/29/23	200,000	212,843
Tencent Holdings, Ltd. 2.985%, 01/19/23 (144A)	200,000	207,738
3.280%, 04/11/24 (144A)	200,000	212,450
Weibo Corp. 3.500%, 07/05/24 (a)	200,000	206,814

		1,106,426

Iron/Steel—0.0%
United States Steel Corp. 6.650%, 06/01/37	65,000	42,250

Media—0.5%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	202,574
COX Communications, Inc. 4.800%, 02/01/35 (144A)	5,000	6,287
CSC Holdings LLC 5.375%, 02/01/28 (144A)	200,000	209,000
DISH DBS Corp. 5.000%, 03/15/23	160,000	159,616
5.875%, 11/15/24	570,000	566,620
7.750%, 07/01/26 (a)	145,000	153,716
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	194,271
Time Warner Cable LLC 4.500%, 09/15/42	45,000	48,329
5.500%, 09/01/41	30,000	36,082
ViacomCBS, Inc. 4.375%, 03/15/43	10,000	10,453
4.950%, 05/19/50 (a)	195,000	217,113
5.250%, 04/01/44	135,000	150,668
5.850%, 09/01/43	50,000	59,113

Media—(Continued)
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	238,655

		2,252,497

Mining—0.2%
Anglo American Capital plc 5.625%, 04/01/30 (144A)	200,000	241,533
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	294,584
4.500%, 09/16/25	230,000	257,629

		793,746

Miscellaneous Manufacturing—0.0%
General Electric Co. 4.500%, 03/11/44	55,000	54,983

Multi-National—0.1%
International Bank for Reconstruction & Development 2.200%, 01/18/22 (CAD)	640,000	484,238

Oil & Gas—1.2%
Antero Resources Corp. 5.125%, 12/01/22	155,000	111,987
5.375%, 11/01/21	70,000	64,750
BP Capital Markets America, Inc. 3.216%, 11/28/23 (a)	175,000	188,020
California Resources Corp. 8.000%, 12/15/22 (144A) † (d)	995,000	42,288
Chesapeake Energy Corp. 4.875%, 04/15/22 (d)	2,145,000	53,625
5.750%, 03/15/23 (d)	130,000	3,250
8.000%, 06/15/27 (a) (d)	270,000	6,075
Cimarex Energy Co. 4.375%, 06/01/24	675,000	712,041
Continental Resources, Inc. 3.800%, 06/01/24	180,000	169,814
4.500%, 04/15/23	195,000	186,268
5.000%, 09/15/22	19,000	18,700
Cosan Luxembourg S.A. 5.000%, 03/14/23 (144A)	200,000	200,000
Ecopetrol S.A. 5.875%, 05/28/45	325,000	340,129
Equinor ASA 3.625%, 04/06/40	355,000	398,254
Oasis Petroleum, Inc. 6.875%, 01/15/23	45,000	7,509
Occidental Petroleum Corp. 8.875%, 07/15/30	220,000	219,725
Petrobras Global Finance B.V. 5.999%, 01/27/28 (a)	315,000	329,962
Petroleos Mexicanos 5.950%, 01/28/31	450,000	371,317
Petronas Capital, Ltd. 3.500%, 04/21/30 (144A)	200,000	222,234

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	$211,250
Range Resources Corp. 4.875%, 05/15/25	130,000	97,546
5.000%, 08/15/22	190,000	172,900
5.000%, 03/15/23	115,000	98,037
SM Energy Co. 10.000%, 01/15/25 (144A) (a)	669,000	635,135
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	363,892
Vine Oil & Gas LP / Vine Oil & Gas Finance Corp. 9.750%, 04/15/23 (144A)	25,000	15,125
Whiting Petroleum Corp.
5.750%, 03/15/21 (d)	145,000	27,913
6.250%, 04/01/23 (d)	15,000	2,606
6.625%, 01/15/26 (d)	160,000	28,400

		5,298,752

Oil & Gas Services—0.1%
Oceaneering International, Inc. 4.650%, 11/15/24	575,000	434,125

Packaging & Containers—0.4%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (a)	1,230,000	1,242,300
6.625%, 05/13/27 (144A)	75,000	78,000
Sealed Air Corp. 4.875%, 12/01/22 (144A)	10,000	10,275
5.500%, 09/15/25 (144A)	280,000	301,000
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	112,903

		1,744,478

Pipelines—0.7%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	429,223
Enable Midstream Partners L.P. 5.000%, 05/15/44	125,000	100,034
Enbridge Energy Partners L.P. 7.375%, 10/15/45	90,000	128,652
Enbridge, Inc. 2.900%, 07/15/22 (a)	125,000	129,682
Energy Transfer Partners L.P. / Regency Energy Finance Corp. 5.000%, 10/01/22	440,000	468,416
EnLink Midstream Partners L.P. 4.150%, 06/01/25	230,000	177,100
MPLX L.P. 4.500%, 07/15/23	10,000	10,755
4.875%, 06/01/25	40,000	44,629
NGL Energy Partners L.P. / NGL Energy Finance Corp. 6.125%, 03/01/25	265,000	200,075
7.500%, 11/01/23	125,000	103,750
ONEOK Partners L.P. 6.200%, 09/15/43	10,000	10,652

Pipelines—(Continued)
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.750%, 03/15/24 (a)	530,000	528,675
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	560,000	728,927

		3,060,570

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A) (a)	215,000	224,873

Real Estate Investment Trusts—0.3%
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	565,000	549,462
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	320,000	351,554
0.375%, 02/06/28 (EUR)	110,000	121,096
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	176,243
Service Properties Trust 3.950%, 01/15/28	5,000	4,026
4.350%, 10/01/24	55,000	49,572
4.500%, 06/15/23	15,000	14,361
4.650%, 03/15/24	10,000	9,037
4.750%, 10/01/26	5,000	4,424
4.950%, 02/15/27	25,000	21,937

		1,301,712

Retail—0.2%
J.C. Penney Corp., Inc. 7.625%, 03/01/97 (d)	155,000	1,550
Michaels Stores, Inc. 8.000%, 07/15/27 (144A) (a)	665,000	577,965
Walmart, Inc. 3.700%, 06/26/28	235,000	278,427

		857,942

Semiconductors—0.0%
Broadcom, Inc. 5.000%, 04/15/30 (144A)	85,000	97,675

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 5.000%, 11/15/25 (144A)	180,000	186,363

Telecommunications—0.9%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	284,833
2.875%, 05/07/30	200,000	211,110
AT&T, Inc. 4.500%, 03/09/48 (a)	90,000	105,611
4.550%, 03/09/49	115,000	135,533
British Telecommunications plc 3.250%, 11/08/29 (144A)	200,000	218,022

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Cincinnati Bell, Inc. 8.000%, 10/15/25 (144A)	15,000	$15,656
KT Corp. 2.500%, 07/18/26 (144A)	210,000	222,213
Level 3 Financing, Inc. 5.625%, 02/01/23	380,000	380,266
Millicom International Cellular S.A. 6.250%, 03/25/29 (144A)	200,000	213,000
6.625%, 10/15/26	200,000	212,940
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24 (144A)	400,000	398,160
4.755%, 11/11/24	200,000	199,080
T-Mobile USA, Inc. 3.875%, 04/15/30 (144A)	355,000	395,672
Telefonica Emisiones S.A. 1.495%, 09/11/25 (EUR)	200,000	235,840
Turk Telekomunikasyon 6.875%, 02/28/25	360,000	378,569
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	212,850

		3,819,355

Transportation—0.0%
FedEx Corp. 1.000%, 01/11/23 (EUR)	130,000	147,209

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.000%, 07/15/25 (144A)	185,000	202,345

Total Corporate Bonds & Notes (Cost $72,583,288)		72,935,527

Foreign Government—7.0%

Gas—0.1%
Korea Gas Corp. 2.750%, 07/20/22 (144A)	260,000	269,709

Regional Government—0.4%
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	1,480,000	1,056,473
6.000%, 03/01/22 (AUD)	510,000	385,159
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	249,247

		1,690,879

Sovereign—6.4%
Australia Government Bond 5.500%, 04/21/23 (AUD)	405,000	320,413
Brazilian Government International Bonds
4.500%, 05/30/29 (a)	340,000	348,316
4.625%, 01/13/28	290,000	303,775

Sovereign—(Continued)
Canadian Government Bonds
0.500%, 03/01/22 (CAD)	535,000	395,705
1.750%, 05/01/21 (CAD)	3,480,000	2,596,337
Chile Government International Bond 3.240%, 02/06/28	400,000	438,800
China Government Bonds
3.300%, 07/04/23 (CNY)	1,500,000	217,232
3.390%, 05/21/25 (CNY)	1,000,000	146,644
Colombia Government International Bond 3.875%, 04/25/27	200,000	211,002
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	376,313
7.500%, 08/26/26 (COP)	4,868,600,000	1,474,321
Dominican Republic International Bonds
6.000%, 07/19/28 (144A)	200,000	201,200
8.625%, 04/20/27 (144A)	200,000	221,500
Export Development Canada 1.800%, 09/01/22 (CAD)	250,000	189,216
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	209,346
French Republic Government Bond OAT 4.250%, 10/25/23 (EUR)	890,000	1,162,929
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	204,164
2.875%, 07/08/21 (144A) (EUR)	220,000	252,143
4.125%, 01/15/25 (144A)	200,000	217,125
4.200%, 10/15/50	200,000	223,243
4.750%, 01/08/26 (144A)	200,000	225,223
4.750%, 01/08/26	200,000	225,223
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	378,743
7.500%, 05/15/38 (IDR)	6,358,000,000	435,691
Ireland Government Bond 3.400%, 03/18/24 (EUR)	65,000	83,545
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	1,017,651
2.000%, 02/01/28 (EUR)	325,000	390,916
2.500%, 11/15/25 (EUR)	605,000	742,519
Japan Government Thirty Year Bond 0.500%, 03/20/49 (JPY)	335,000,000	3,039,185
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (e)	84,329,155	777,726
Kommunalbanken AS 1.750%, 09/15/20 (144A) (a)	200,000	200,546
Korea Treasury Bond 2.000%, 09/10/22 (KRW)	380,000,000	323,917
Mexican Bonos
5.750%, 03/05/26 (MXN)	6,490,000	289,844
8.000%, 12/07/23 (MXN)	1,835,000	87,949
8.500%, 05/31/29 (MXN)	14,420,800	742,651
Mexico Government International Bonds
3.250%, 04/16/30 (a)	335,000	331,988
4.000%, 03/15/15 (EUR)	100,000	105,328

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
New Zealand Government Bond 3.000%, 04/20/29 (NZD)	455,000	$348,253
Norway Government Bond 2.000%, 05/24/23 (144A) (NOK)	5,567,000	607,895
Panama Government International Bond 4.500%, 04/01/56	200,000	244,702
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	223,000
Peruvian Government International Bond 2.392%, 01/23/26	125,000	129,813
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	283,489
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	837,251
South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	552,240
8.875%, 02/28/35 (ZAR)	5,960,000	295,356
Spain Government Bonds
0.750%, 07/30/21 (EUR)	185,000	210,575
1.600%, 04/30/25 (144A) (EUR)	180,000	219,213
1.950%, 07/30/30 (144A) (EUR)	310,000	400,605
2.700%, 10/31/48 (144A) (EUR)	265,000	401,743
4.400%, 10/31/23 (144A) (EUR)	525,000	682,815
Thailand Government Bond 2.125%, 12/17/26 (THB)	25,000,000	865,792
Turkey Government International Bonds
5.250%, 03/13/30	950,000	850,250
7.625%, 04/26/29	200,000	210,332
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	867,727
2.750%, 09/07/24 (GBP)	215,000	297,887
4.250%, 06/07/32 (GBP)	125,000	226,941
Uruguay Government International Bond 4.375%, 01/23/31	170,000	198,689

		28,062,937

Transportation—0.1%
Network Rail Infrastructure Finance plc 4.750%, 01/22/24 (GBP)	235,000	337,427

Total Foreign Government (Cost $30,136,073)		30,360,952

U.S. Treasury & Government Agencies—4.4%

U.S. Treasury—4.4%
U.S. Treasury Bonds
1.250%, 05/15/50	5,265,000	5,054,606
2.000%, 02/15/50 (a)	2,615,000	2,993,153
2.875%, 05/15/49	640,000	865,350
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/22 (e)	242,533	246,307
0.375%, 07/15/27 (e)	1,069,317	1,163,440
0.625%, 04/15/23 (e)	2,426,211	2,525,180

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.500%, 11/30/21	1,020,000	1,039,165
1.625%, 08/15/29 (a)	3,310,000	3,611,003
2.875%, 10/15/21	505,000	522,557
2.875%, 08/15/28	335,000	396,687
3.125%, 11/15/28	615,000	743,477

Total U.S. Treasury & Government Agencies (Cost $18,174,570)		19,160,925

Convertible Bonds—0.7%

Computers—0.0%
Western Digital Corp. 1.500%, 02/01/24	160,000	150,405

Internet—0.2%
Booking Holdings, Inc. 0.900%, 09/15/21	595,000	632,179

Media—0.2%
DISH Network Corp. 3.375%, 08/15/26	1,135,000	1,042,628

Oil & Gas—0.0%
Chesapeake Energy Corp. 5.500%, 09/15/26 (d)	20,000	700

Real Estate Investment Trusts—0.1%
iStar, Inc. 3.125%, 09/15/22	210,000	223,519

Software—0.2%
Evolent Health, Inc. 2.000%, 12/01/21	75,000	65,297
Nuance Communications, Inc.
1.000%, 12/15/35 (a)	660,000	778,631
1.250%, 04/01/25	60,000	83,655

		927,583

Total Convertible Bonds (Cost $2,777,163)		2,977,014

Municipals—0.3%
City of Oslo Norway 3.550%, 02/12/21 (NOK)	5,000,000	529,332
Tobacco Settlement Financing Corp. 6.706%, 06/01/46	660,000	631,956

Total Municipals (Cost $1,295,391)		1,161,288

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Convertible Preferred Stocks—0.1%

Security Description	Shares/ Principal Amount*	Value

Oil & Gas—0.0%
Chesapeake Energy Corp.
5.000%, 12/31/49 (a) (f) (g)	849	$0
5.750%, 12/31/49 (f) (g)	20	0
5.750%, 12/31/49 (f) (g)	393	0
5.750%, 12/31/49 (144A) (f) (g)	17	0

		0

Pipelines—0.1%
El Paso Energy Capital Trust I 4.750%, 03/31/28	5,754	255,823

Total Convertible Preferred Stocks (Cost $519,960)		255,823

Mortgage-Backed Securities—0.1%

Commercial Mortgage-Backed Securities—0.1%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	274,474	205,558

Total Mortgage-Backed Securities (Cost $256,136)		205,558

Short-Term Investments—4.4%

Repurchase Agreement—2.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $8,854,731; collateralized by U.S. Treasury Note at 2.375%, maturing 02/29/24, with a market value of $9,031,883.	8,854,731	8,854,731

U.S. Treasury—2.4%
U.S. Treasury Bills
0.123%, 08/27/20 (h)	5,460,000	5,458,855
0.161%, 12/24/20 (h)	1,985,000	1,983,496
U.S. Treasury Cash Management Bill 0.146%, 10/27/20 (h)	3,000,000	2,998,623

		10,440,974

Total Short-Term Investments (Cost $19,295,689)		19,295,705

Securities Lending Reinvestments (i)—5.9%

Repurchase Agreements—2.8%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $1,673,409; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $1,706,876.	1,673,406	1,673,406

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $306,000.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $204,000.	200,000	200,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $100,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $900,008; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,000,083.	900,000	900,000
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $4,000,008; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,318,326.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $500,003; collateralized by various Common Stock with an aggregate market value of $555,647.	500,000	500,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,500,009; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $1,666,826.	1,500,000	1,500,000

		12,173,406

Mutual Funds—3.1%
BlackRock Liquidity Funds, Institutional Shares 0.100% (j)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (j)	2,000,000	2,000,000

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Fidelity Government Portfolio, Institutional Class 0.100% (j)	2,000,000	$2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (j)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (j)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (j)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (j)	1,500,000	1,500,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (j)	1,000,000	1,000,000

		13,500,000

Total Securities Lending Reinvestments (Cost $25,673,406)		25,673,406

Total Investments—105.5% (Cost $375,536,308)		457,514,955
Other assets and liabilities (net)—(5.5)%		(23,771,507)

Net Assets—100.0%		$433,743,448

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $42,288, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $26,370,225 and the collateral received consisted of cash in the amount of $25,673,604 and non-cash collateral with a value of $1,457,736. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(b)	Non-income producing security.
(c)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Principal amount of security is adjusted for inflation.
(f)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent less than 0.05% of net assets.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(j)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $30,954,384, which is 7.1% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
California Resources Corp., 8.000%, 12/15/22	10/03/16-09/03/19	$995,000	$757,440	$42,288

Country Diversification as of June 30, 2020 (Unaudited)	% of Net Assets
United States	59.3
United Kingdom	5.6
Canada	4.2
Switzerland	3.2
China	2.7
Japan	2.7
France	2.3
Netherlands	1.9
Sweden	1.8
India	1.6

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	12,945,000	BOA	09/02/20	USD	2,468,065	$(94,316)
EUR	710,000	MSC	09/16/20	USD	804,771	(5,752)
EUR	2,845,000	MSC	09/16/20	USD	3,235,334	(33,631)
EUR	8,310,000	MSC	09/16/20	USD	9,417,141	(65,244)
GBP	1,240,000	UBSA	09/16/20	USD	1,561,009	(23,844)
JPY	968,000,000	CSI	09/16/20	USD	8,943,007	31,082
KRW	813,000,000	BOA	09/16/20	USD	678,348	(2,093)

Contracts to Deliver
BRL	12,240,000	BOA	09/02/20	USD	2,122,053	(122,419)
BRL	705,000	BOA	09/02/20	USD	122,226	(7,051)
CAD	4,340,000	UBSA	09/16/20	USD	3,233,073	35,766
COP	7,721,975,000	CSI	09/16/20	USD	2,105,314	63,401
IDR	4,981,000,000	UBSA	09/16/20	USD	347,239	1,467
THB	24,000,000	UBSA	09/16/20	USD	759,349	(17,056)

Cross Currency Contracts to Buy
EUR	355,788	MSC	09/16/20	NOK	3,786,000	6,945

Net Unrealized Depreciation						$(232,745)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$7,936,564	$—	$—	$7,936,564
Banks	6,661,670	6,340,594	—	13,002,264
Capital Markets	12,750,927	6,763,058	—	19,513,985
Chemicals	15,453,534	—	—	15,453,534
Commercial Services & Supplies	4,320,714	—	—	4,320,714
Electronic Equipment, Instruments & Components	—	4,383,578	—	4,383,578
Food & Staples Retailing	5,727,637	—	—	5,727,637
Food Products	—	6,826,483	—	6,826,483
Health Care Equipment & Supplies	19,700,113	—	—	19,700,113
Health Care Providers & Services	9,737,184	—	—	9,737,184
Household Durables	2,906,805	—	—	2,906,805
Industrial Conglomerates	11,568,595	—	—	11,568,595
Insurance	—	4,521,374	—	4,521,374
Interactive Media & Services	19,645,704	—	—	19,645,704
Internet & Direct Marketing Retail	22,353,219	—	—	22,353,219
IT Services	27,953,918	7,735,692	—	35,689,610
Leisure Products	4,081,451	—	—	4,081,451
Life Sciences Tools & Services	13,959,896	—	—	13,959,896
Machinery	2,546,537	7,737,550	—	10,284,087
Personal Products	8,248,712	—	—	8,248,712
Real Estate Management & Development	1,524,050	—	—	1,524,050
Semiconductors & Semiconductor Equipment	6,282,475	7,303,705	—	13,586,180
Software	12,907,986	13,013,677	—	25,921,663
Specialty Retail	4,595,355	—	—	4,595,355
Total Common Stocks	220,863,046	64,625,711	—	285,488,757
Total Corporate Bonds & Notes*	—	72,935,527	—	72,935,527
Total Foreign Government*	—	30,360,952	—	30,360,952
Total U.S. Treasury & Government Agencies*	—	19,160,925	—	19,160,925
Total Convertible Bonds*	—	2,977,014	—	2,977,014
Total Municipals*	—	1,161,288	—	1,161,288
Convertible Preferred Stocks
Oil & Gas	—	0	0	0
Pipelines	255,823	—	—	255,823
Total Convertible Preferred Stocks	255,823	0	0	255,823
Total Mortgage-Backed Securities*	—	205,558	—	205,558
Total Short-Term Investments*	—	19,295,705	—	19,295,705
Securities Lending Reinvestments
Repurchase Agreements	—	12,173,406	—	12,173,406
Mutual Funds	13,500,000	—	—	13,500,000
Total Securities Lending Reinvestments	13,500,000	12,173,406	—	25,673,406
Total Investments	$234,618,869	$222,896,086	$0	$457,514,955

Collateral for Securities Loaned (Liability)	$—	$(25,673,604)	$—	$(25,673,604)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$138,661	$—	$138,661
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(371,406)	—	(371,406)
Total Forward Contracts	$—	$(232,745)	$—	$(232,745)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfers from Level 2 to Level 3 in the amount of $97,153 were due to a decline in market activity for significant observable inputs, which resulted in a lack of available market inputs to determine price.

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$457,514,955
Cash denominated in foreign currencies (c)	1,284,351
Cash collateral for forward foreign currency exchange contracts	640,000
Unrealized appreciation on forward foreign currency exchange contracts	138,661
Receivable for:
Investments sold	1,612,540
Fund shares sold	17,181
Dividends and interest	1,686,308

Total Assets	462,893,996
Liabilities
Cash collateral for forward foreign currency exchange contracts	350,000
Unrealized depreciation on forward foreign currency exchange contracts	371,406
Collateral for securities loaned	25,673,604
Payables for:
Investments purchased	1,914,604
Fund shares redeemed	140,268
Foreign taxes	77,394
Accrued Expenses:
Management fees	243,887
Distribution and service fees	59,324
Deferred trustees’ fees	183,523
Other expenses	136,538

Total Liabilities	29,150,548

Net Assets	$433,743,448

Net Assets Consist of:
Paid in surplus	$326,520,975
Distributable earnings (Accumulated losses) (d)	107,222,473

Net Assets	$433,743,448

Net Assets
Class A	$143,064,778
Class B	290,678,670
Capital Shares Outstanding*
Class A	8,661,629
Class B	17,776,190
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$16.52
Class B	16.35

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $375,536,308.
(b)	Includes securities loaned at value of $26,370,225.
(c)	Identified cost of cash denominated in foreign currencies was $1,287,148.
(d)	Includes foreign capital gains tax of $77,394.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$1,401,179
Interest (b)	2,464,013
Securities lending income	111,403

Total investment income	3,976,595
Expenses
Management fees	1,476,702
Administration fees	16,901
Custodian and accounting fees	57,742
Distribution and service fees—Class B	352,716
Audit and tax services	34,364
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	21,409
Insurance	1,563
Miscellaneous	9,239

Total expenses	2,008,126
Less management fee waiver	(24,863)
Less broker commission recapture	(4,953)

Net expenses	1,978,310

Net Investment Income	1,998,285

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Investments (c)	23,023,405
Foreign currency transactions	14,378
Forward foreign currency transactions	1,237,607

Net realized gain	24,275,390

Net change in unrealized depreciation on:
Investments (d)	(34,666,079)
Foreign currency transactions	(5,925)
Forward foreign currency transactions	76,545

Net change in unrealized depreciation	(34,595,459)

Net realized and unrealized loss	(10,320,069)

Net Decrease in Net Assets From Operations	$(8,321,784)

(a)	Net of foreign withholding taxes of $65,086.
(b)	Net of foreign withholding taxes of $7,408.
(c)	Net of foreign capital gains tax of $1,865.
(d)	Includes change in foreign capital gains tax of $40,747.

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$1,998,285	$5,705,091
Net realized gain	24,275,390	27,188,301
Net change in unrealized appreciation (depreciation)	(34,595,459)	74,014,248

Increase (decrease) in net assets from operations	(8,321,784)	106,907,640

From Distributions to Shareholders
Class A	(10,733,306)	(15,318,908)
Class B	(21,305,257)	(29,825,368)

Total distributions	(32,038,563)	(45,144,276)

Increase (decrease) in net assets from capital share transactions	11,693,940	(5,284,881)

Total increase (decrease) in net assets	(28,666,407)	56,478,483

Net Assets
Beginning of period	462,409,855	405,931,372

End of period	$433,743,448	$462,409,855

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	129,577	$2,185,803	303,860	$5,208,090
Reinvestments	657,275	10,733,306	926,734	15,318,908
Redemptions	(574,177)	(9,692,191)	(1,300,643)	(22,475,298)

Net increase (decrease)	212,675	$3,226,918	(70,049)	$(1,948,300)

Class B
Sales	750,069	$12,576,503	1,051,746	$17,934,913
Reinvestments	1,317,579	21,305,257	1,820,841	29,825,368
Redemptions	(1,513,628)	(25,414,738)	(2,979,842)	(51,096,862)

Net increase (decrease)	554,020	$8,467,022	(107,255)	$(3,336,581)

Increase (decrease) derived from capital shares transactions		$11,693,940		$(5,284,881)

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.14		$15.81	$18.15	$15.02	$15.07	$15.12

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.25	0.33	0.31	0.34	0.27
Net realized and unrealized gain (loss)	(0.37)		3.96	(1.11)	3.16	0.38	(0.04)

Total income (loss) from investment operations	(0.28)		4.21	(0.78)	3.47	0.72	0.23

Less Distributions
Distributions from net investment income	(0.17)		(0.32)	(0.39)	(0.27)	(0.29)	(0.28)
Distributions from net realized capital gains	(1.17)		(1.56)	(1.17)	(0.07)	(0.48)	0.00

Total distributions	(1.34)		(1.88)	(1.56)	(0.34)	(0.77)	(0.28)

Net Asset Value, End of Period	$16.52		$18.14	$15.81	$18.15	$15.02	$15.07

Total Return (%) (b)	(1.47	)(c)	27.86	(5.20)	23.33	5.03	1.47

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(d)	0.78	0.78	0.78	0.78	0.78
Net ratio of expenses to average net assets (%) (e)	0.77	(d)	0.78	0.78	0.78	0.78	0.78
Ratio of net investment income to average net assets (%)	1.11	(d)	1.45	1.85	1.87	2.30	1.76
Portfolio turnover rate (%)	26	(c)	27	29	27	38	40
Net assets, end of period (in millions)	$143.1		$153.3	$134.7	$161.3	$145.7	$156.5

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$17.95		$15.65	$17.98	$14.89	$14.94	$14.99

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.21	0.28	0.27	0.30	0.23
Net realized and unrealized gain (loss)	(0.38)		3.92	(1.10)	3.12	0.38	(0.04)

Total income (loss) from investment operations	(0.31)		4.13	(0.82)	3.39	0.68	0.19

Less Distributions
Distributions from net investment income	(0.12)		(0.27)	(0.34)	(0.23)	(0.25)	(0.24)
Distributions from net realized capital gains	(1.17)		(1.56)	(1.17)	(0.07)	(0.48)	0.00

Total distributions	(1.29)		(1.83)	(1.51)	(0.30)	(0.73)	(0.24)

Net Asset Value, End of Period	$16.35		$17.95	$15.65	$17.98	$14.89	$14.94

Total Return (%) (b)	(1.64	)(c)	27.52	(5.39)	22.97	4.78	1.23

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(d)	1.03	1.03	1.03	1.03	1.03
Net ratio of expenses to average net assets (%) (e)	1.02	(d)	1.03	1.03	1.03	1.03	1.03
Ratio of net investment income to average net assets (%)	0.86	(d)	1.20	1.60	1.62	2.05	1.51
Portfolio turnover rate (%)	26	(c)	27	29	27	38	40
Net assets, end of period (in millions)	$290.7		$309.1	$271.3	$323.5	$303.8	$316.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Loomis Sayles Global Allocation Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-20

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-21

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of

BHFTI-22

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period.

The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value. As of June 30, 2020, the Portfolio had no when-issued and delayed-delivery securities.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in

BHFTI-23

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $8,854,731. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $12,173,406. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(10,285,596)	$—	$—	$—	$(10,285,596)
Convertible Bonds	(149,264)	—	—	—	(149,264)
Corporate Bonds & Notes	(7,646,746)	—	—	—	(7,646,746)
Foreign Government	(800,897)	—	—	—	(800,897)
U.S. Treasury & Government Agencies	(6,791,101)	—	—	—	(6,791,101)
Total Borrowings	$(25,673,604)	$—	$—	$—	$(25,673,604)
Gross amount of recognized liabilities for securities lending transactions					$(25,673,604)

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-24

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	$138,661	Unrealized depreciation on forward foreign currency exchange contracts	$371,406

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Credit Suisse International	$94,483	$—	$—	$94,483
Morgan Stanley & Co.	6,945	(6,945)	—	—
UBS AG	37,233	(37,233)	—	—

	$138,661	$(44,178)	$—	$94,483

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of America N.A.	$225,879	$—	$(225,879)	$—
Morgan Stanley & Co.	104,627	(6,945)	—	97,682
UBS AG	40,900	(37,233)	—	3,667

	$371,406	$(44,178)	$(225,879)	$101,349

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-25

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Forward foreign currency transactions	$1,237,607

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Forward foreign currency transactions	$76,545

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$44,520,445

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

BHFTI-26

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$9,880,767	$96,434,310	$6,846,621	$118,029,243

BHFTI-27

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$1,476,702	0.700%	First $500 million
	0.650%	$500 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.020%	First $250 million
0.025%	$500 million to $1 billion
0.050%	Over $1.5 billion

An identical agreement was in place for the period January 1, 2020 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-28

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$375,759,553

Gross unrealized appreciation	92,974,993
Gross unrealized depreciation	(11,485,105)

Net unrealized appreciation (depreciation)	$81,489,888

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$7,419,855	$8,897,639	$37,724,421	$29,276,422	$45,144,276	$38,174,061

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$3,236,521	$28,572,514	$115,964,135	$—	$147,773,170

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-29

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-30

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Managed by Loomis Sayles & Company, L.P.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Loomis Sayles Growth Portfolio returned 10.16%, 10.00%, and 10.08%, respectively. The Portfolio’s benchmarks, the Russell 1000 Growth Index1 and Russell 3000 Growth Index2, returned 9.81% and 8.98%, respectively.

MARKET ENVIRONMENT / CONDITIONS

U.S. equities finished the period modestly lower as gauged by the S&P 500 Index return of -3.08%. The year began on a favorable note, which continued into the middle of February when the emergence of the COVID-19 pandemic led to a virtual shuttering of the global economy. The result was a severe sell-off in risk assets as investors rotated into perceived “safe havens” such as U.S. Treasuries. Equities would recover some of their losses as the first quarter drew to a close, on the back of extraordinary fiscal and monetary stimulus. The U.S. Federal Reserve (the “Fed”) slashed its benchmark overnight lending rate to zero and announced a wide range of new lending facilities and asset-purchase programs, while Congress passed a $2.2 trillion stimulus package. U.S. equities posted notable gains in the second quarter, on hopes for a successful reopening of the economy. In addition, the Fed indicated it planned to keep short-term interest rates at zero for an extended period. The majority of the rally occurred in April and May, as renewed concerns about the coronavirus led to a weakening in risk sentiment in June.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Loomis Sayles Growth Portfolio outperformed the Russell 1000 Growth Index during the period. Stock selection in the Healthcare, Industrials, Consumer Staples and Financials sectors as well as the allocation to the Industrials and Consumer Discretionary sectors contributed to relative performance. Stock selection in the Consumer Discretionary, Information Technology, Energy and Communication Services sectors as well as the allocation to the Information Technology, Energy, Consumer Staples, Communication Services and Financials sectors detracted from relative performance.

Amazon, Regeneron Pharmaceuticals, Nvidia, Microsoft and Autodesk were the top contributors to total returns during the period, with Regeneron and Nvidia providing the strongest relative contribution. Schlumberger, Coca-Cola, Danone (France), SEI Investments and Starbucks were the lowest contributors to total returns during period, while Schlumberger and Microsoft detracted the most from relative returns. Coca-Cola and Danone were sold during the period.

Regeneron Pharmaceuticals was created with the vision to empower scientists to shape the path of the business. During the period, Regeneron reported operating results that reflected share gains for Eylea, the company’s largest revenue generator, continued traction for Dupixent, the company’s innovative treatment for atopic dermatitis and allergic asthma, and meaningful progress in its pipeline. Shares benefited from news that patients taking a recently approved competitor to Eylea had experienced a serious side effect that can lead to loss of vision. Despite heightened competition, we believe Eylea’s competitive advantages remained intact. The treatment’s leading efficacy, long-term durability of results, and attractive safety profile have made it the market leader across multiple indications—a position that in our view is difficult for new competitors to replicate. Shares also responded positively to news that Regeneron has two distinct efforts to address COVID-19. We believe the efforts showcase Regeneron’s ability to rapidly respond with novel innovation at a speed that we believe exceeds other biopharmaceutical companies—capabilities that we consider to be at the core of its competitive advantage. Finally, shares reacted positively to the completion of the sale of collaboration partner Sanofi’s (France) almost $13 billion stake in Regeneron, of which Regeneron repurchased $5 billion directly. We believe the shares traded at a significant discount to our estimate of intrinsic value and offered a compelling reward-to-risk opportunity.

Nvidia is the market leader in graphic processing units (“GPU”), where it forms a duopoly with competitor Advanced Micro Devices. We believe the company’s competitive advantages include its intellectual property and expertise, brands, and a large and growing ecosystem of developers focused on GPU technology. During the period, Nvidia reported better-than-expected financial results, driven by recovery in its gaming business and rising demand in its data center business. The company benefited from the roll out over the past few quarters of its newest GPU architecture, which was becoming the industry norm for the latest blockbuster gaming titles. Data center revenue also rebounded after a period of softness, and quarterly data center revenue exceeded $1 billion for the first time. Nvidia continued to see strong traction for its T4 Turing-based chip that allows it to compete more effectively in the inferencing market that is currently dominated by Intel. The company also launched its latest architecture, Ampere, which for the first time enables clients to address both training and inferencing through a single architecture, providing clients with previously unavailable flexibility. We believe Nvidia’s strong free cash flow growth prospects may not be reflected in its share price. As a result, we believe the company’s shares trade at a significant discount to our estimate of intrinsic value and potentially offer a compelling long-term reward-to-risk opportunity.

Schlumberger is the world’s leading supplier of technology, equipment, integrated project management, and information solutions to the oil and gas exploration and production industry. During the period, stocks in the energy sector came under substantial pressure due to an unprecedented combination of increasing supply and expectations for a record drop in demand. Oil prices experienced a record decline after OPEC and Russia failed to reach an agreement on production cuts. Further, as a result of the global lockdown due to COVID-19, expectations for oil demand and global service activity declined sharply. Given the ongoing uncertainty, Schlumberger has taken steps to increase liquidity, including cutting its dividend, raising cash by issuing debt, reducing executive pay, furloughing employees, closing facilities, and cutting headcount. Despite near-term pressure on results, we believe Schlumberger’s products

BHFTI-1

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Managed by Loomis Sayles & Company, L.P.

Portfolio Manager Commentary*—(Continued)

remain a necessary part of the solution for profitably extracting energy resources, even in times of substantial commodity price compression. Secular growth in the long-term global demand for oil, arising primarily from the need to replace naturally depleting reserves, in our view drives the need to extract hydrocarbons from harsher environments that are increasingly difficult to extract from. We believe oilfield services such as those provided by Schlumberger are key to making difficult-to-reach resources accessible, and the company has historically executed well in challenging oil price environments. We believe shares of Schlumberger are selling at a significant discount to our estimate of intrinsic value, and potentially offer a compelling reward-to-risk opportunity.

Microsoft is the world’s largest software company, offering productivity and collaboration tools, cloud services, and personal computing products to businesses and consumers. The company has a massive installed base of over one billion customers for both its Windows operating system and Office software products, which are deeply embedded into enterprise workflows, resulting in significant switching costs and high customer retention. Microsoft’s unmatched scale has enabled it to invest tens of billions of dollars in research and development to sustain its competitive position as enterprise work processes and platforms increasingly shift to the cloud. During the period, the company reported financial results that were strong and above expectations on all key metrics, including mid-teens revenue growth, expanding operating margins, and strong double-digit growth in both operating income and free cash flow. Despite being among the top five contributors to the Portfolio’s total returns during the period, the company was a leading detractor to relative returns due to the Portfolio’s smaller average weighting than the company’s weighting in the Russell 1000 Growth Index. Our position size reflected our assessment of the reward-to-risk opportunity for each holding. We believe adhering to this discipline allows us to actively manage our downside risk and could increase upside potential. Microsoft remained a top ten holding in the Portfolio at the end of the period.

For the six-month period ending June 30, 2020, the Portfolio initiated positions in Illumina, salesforce.com, Workday, Intuitive Surgical, Boeing and Walt Disney. Illumina is the industry leader in genetic sequencing for genetic and genomic analysis. Salesforce.com is a leading provider of cloud-based enterprise software primarily focused on customer relationship management. Workday is a leading provider of cloud-based enterprise software primarily focused on financial management and human resources. Intuitive Surgical is the global leader in the equipment used to perform minimally invasive robotic-assisted surgery. Boeing is a global leader in the commercial and defense aerospace industries. Walt Disney Company is one of the largest and most renowned vertically integrated media companies in the world, with iconic entertainment brands and decades of film and TV content that it leverages across its media networks, theme parks, motion picture studios, and direct-to consumer businesses. The team added to its existing positions in Deere and Roche (Switzerland) as near-term price weaknesses created more attractive reward to risk opportunities. The team trimmed its positions in Novo Nordisk (Denmark), Qualcomm, Yum China, Regeneron Pharmaceuticals and Varian Medical Systems. The team also trimmed its existing position in Amazon as it approached the maximum allowable position size. During the period, the team sold its positions in Alcon (Switzerland), Coca-Cola, Amgen and Procter & Gamble due to more attractive reward-to-risk opportunities. Additionally, the team sold its position over the period in Danone (France) due to an incorrect investment thesis, while American Express and Merck were sold because they were approaching the team’s estimates of intrinsic value.

The nature of the team’s process leads to a lower turnover portfolio where sector positioning is the result of stock selection. Relative to the Russell 1000 Growth Index, and as June 30, 2020, the Portfolio was overweight in the Industrials, Communication Services, Consumer Discretionary, Financials, Healthcare, Energy and Consumer Staples sectors and underweight in the Information Technology sector. The Portfolio held no positions in the Real Estate, Materials or Utilities sectors.

As of June 30, 2020, the Portfolio held 34 positions with the weight of the top 10 holdings accounting for 51.6% of the total Portfolio.

Aziz Hamzaogullari

Portfolio Manager

Loomis, Sayles & Company L.P.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 1000 Growth Index is an unmanaged measure of performance of the largest capitalized U.S. companies, within the Russell 1000 companies, that have higher price-to-book ratios and forecasted growth values.

2 The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 GROWTH INDEX & THE RUSSELL 3000 GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Loomis Sayles Growth Portfolio
Class A	10.16	20.80	7.55	15.65
Class B	10.00	20.50	7.28	15.35
Class E	10.08	20.68	7.39	15.47
Russell 1000 Growth Index	9.81	23.28	15.88	17.23
Russell 3000 Growth Index	8.98	21.94	15.22	16.92
Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Amazon.com, Inc.	7.8
Visa, Inc. - A Shares	6.3
Facebook, Inc. - Class A	5.8
Alibaba Group Holding, Ltd. (ADR)	5.4
Autodesk, Inc.	5.2
Microsoft Corp.	4.6
Salesforce.com, Inc.	4.2
NVIDIA Corp.	4.2
Oracle Corp.	4.1
Regeneron Pharmaceuticals, Inc.	4.0

Top Sectors

% of Net Assets
Information Technology	35.1
Consumer Discretionary	17.1
Health Care	15.8
Communication Services	13.3
Industrials	8.9
Consumer Staples	4.9
Financials	3.5
Energy	0.7

BHFTI-3

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Loomis Sayles Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.57%	$1,000.00	$1,101.60	$2.98
	Hypothetical*	0.57%	$1,000.00	$1,022.03	$2.87

Class B (a)	Actual	0.82%	$1,000.00	$1,100.00	$4.28
	Hypothetical*	0.82%	$1,000.00	$1,020.79	$4.12

Class E (a)	Actual	0.72%	$1,000.00	$1,100.80	$3.76
	Hypothetical*	0.72%	$1,000.00	$1,021.28	$3.62

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—99.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.7%
Boeing Co. (The)	522,644	$95,800,645

Air Freight & Logistics—2.3%
Expeditors International of Washington, Inc.	786,125	59,776,945

Beverages—3.3%
Monster Beverage Corp. (a)	1,246,755	86,425,057

Biotechnology—4.0%
Regeneron Pharmaceuticals, Inc. (a)	170,150	106,114,047

Capital Markets—3.5%
FactSet Research Systems, Inc. (b)	145,655	47,843,298
SEI Investments Co.	815,329	44,826,788

		92,670,086

Communications Equipment—2.1%
Cisco Systems, Inc.	1,210,152	56,441,489

Energy Equipment & Services—0.7%
Schlumberger, Ltd.	1,036,677	19,064,490

Entertainment—1.9%
Walt Disney Co. (The)	448,520	50,014,465

Health Care Equipment & Supplies—1.9%
Intuitive Surgical, Inc. (a)	56,454	32,169,183
Varian Medical Systems, Inc. (a) (b)	144,643	17,721,660

		49,890,843

Health Care Technology—1.7%
Cerner Corp. (b)	663,180	45,460,989

Hotels, Restaurants & Leisure—3.9%
Starbucks Corp.	592,818	43,625,477
Yum China Holdings, Inc. (b)	518,489	24,923,766
Yum! Brands, Inc.	383,383	33,319,816

		101,869,059

Household Products—1.6%
Colgate-Palmolive Co.	570,685	41,808,383

Interactive Media & Services—11.4%
Alphabet, Inc. - Class A (a)	51,480	73,001,214
Alphabet, Inc. - Class C (a)	51,621	72,971,962
Facebook, Inc. - Class A (a)	672,587	152,724,330

		298,697,506

Internet & Direct Marketing Retail—13.2%
Alibaba Group Holding, Ltd. (ADR) (a)	661,090	142,597,113
Amazon.com, Inc. (a)	73,824	203,667,128

		346,264,241

IT Services—7.1%
Automatic Data Processing, Inc.	130,855	19,483,001
Visa, Inc. - A Shares (b)	860,310	166,186,083

		185,669,084

Life Sciences Tools & Services—1.8%
Illumina, Inc. (a)	126,321	46,782,982

Machinery—3.0%
Deere & Co.	493,679	77,581,655

Pharmaceuticals—6.4%
Novartis AG (ADR)	588,888	51,433,478
Novo Nordisk A/S (ADR) (b)	415,316	27,194,892
Roche Holding AG (ADR)	2,040,993	88,538,276

		167,166,646

Semiconductors & Semiconductor Equipment—6.3%
NVIDIA Corp.	288,274	109,518,176
QUALCOMM, Inc.	603,068	55,005,832

		164,524,008

Software—19.6%
Autodesk, Inc. (a)	566,510	135,503,527
Microsoft Corp.	598,311	121,762,272
Oracle Corp.	1,929,705	106,654,795
Salesforce.com, Inc. (a)	587,574	110,070,238
Workday, Inc. - Class A (a)	214,751	40,235,747

		514,226,579

Total Common Stocks (Cost $2,207,722,864)		2,606,249,199

Short-Term Investment—0.7%

Repurchase Agreement—0.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $17,870,115; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $18,227,551.	17,870,115	17,870,115

Total Short-Term Investments (Cost $17,870,115)		17,870,115

Securities Lending Reinvestments (c)—8.5%

Certificates of Deposit—2.5%
Agricultural Bank of China 0.700%, 08/06/20	1,000,000	1,000,244
Banco del Estado de Chile 0.230%, SOFR + 0.150%, 08/28/20 (d)	2,000,000	1,998,788
Bank of Montreal (Chicago) 0.490%, SOFR + 0.410%, 10/02/20 (d)	3,000,000	3,001,095

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
BNP Paribas S.A. New York
0.520%, 1M LIBOR + 0.340%, 10/09/20 (d)	3,000,000	$3,001,527
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	8,000,000	8,002,568
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (d)	4,000,000	4,000,000
Credit Agricole S.A. 0.500%, FEDEFF PRV + 0.420%, 07/20/20 (d)	2,000,000	2,000,356
Credit Industriel et Commercial 0.510%, FEDEFF PRV + 0.430%, 07/20/20 (d)	3,000,000	3,000,366
Credit Suisse AG 0.560%, SOFR + 0.480%, 10/06/20 (d)	15,000,000	15,007,350
Goldman Sachs Bank USA 0.290%, SOFR + 0.200%, 02/22/21 (d)	500,000	498,757
Goldman Sachs Bank USA 0.300%, SOFR + 0.210%, 02/22/21 (d)	500,000	498,790
Royal Bank of Canada New York 0.320%, SOFR + 0.240%, 07/08/20 (d)	4,000,000	3,999,892
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.160%, 08/07/20 (d)	8,000,000	7,996,456
Sumitomo Mitsui Banking Corp. 0.304%, 1M LIBOR + 0.120%, 07/28/20 (d)	2,000,000	2,000,048
Svenska Handelsbanken AB 0.410%, 1M LIBOR + 0.220%, 07/22/20 (d)	7,000,000	7,000,714
Toronto-Dominion Bank 0.430%, FEDEFF PRV + 0.350%, 07/31/20 (d)	2,500,000	2,500,193

		65,507,144

Repurchase Agreements—2.0%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $13,135,910; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $13,398,614.	13,135,884	13,135,884
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by various Common Stock with an aggregate market value of $2,200,000.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $5,200,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $5,304,001.	5,200,000	5,200,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,900,008; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $2,958,002.	2,900,000	2,900,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,300,008; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,326,007.	1,300,000	1,300,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $2,600,024; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $2,889,130.	2,600,000	2,600,000
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $8,000,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $8,848,870.	8,000,000	8,000,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,200,019; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,539,548.	3,200,000	3,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $2,000,013; collateralized by various Common Stock with an aggregate market value of $2,222,587.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,263,949; collateralized by various Common Stock with an aggregate market value of $1,404,599.	1,263,885	1,263,885
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000

		53,599,769

Mutual Funds—4.0%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	20,000,000	20,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Fidelity Government Portfolio, Institutional Class 0.100% (e)	10,000,000	$10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	8,000,000	8,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	10,500,000	10,500,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	2,000,000	2,000,000

		105,500,000

Total Securities Lending Reinvestments (Cost $224,599,769)		224,606,913

Total Investments—108.6% (Cost $2,450,192,748)		2,848,726,227
Other assets and liabilities (net)—(8.6)%		(226,328,322)

Net Assets—100.0%		$2,622,397,905

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $221,803,863 and the collateral received consisted of cash in the amount of $224,599,769. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,606,249,199	$—	$—	$2,606,249,199
Total Short-Term Investment*	—	17,870,115	—	17,870,115
Securities Lending Reinvestments
Certificates of Deposit	—	65,507,144	—	65,507,144
Repurchase Agreements	—	53,599,769	—	53,599,769
Mutual Funds	105,500,000	—	—	105,500,000
Total Securities Lending Reinvestments	105,500,000	119,106,913	—	224,606,913
Total Investments	$2,711,749,199	$136,977,028	$—	$2,848,726,227

Collateral for Securities Loaned (Liability)	$—	$(224,599,769)	$—	$(224,599,769)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$2,848,726,227
Receivable for:
Fund shares sold	27,150
Dividends	1,723,179

Total Assets	2,850,476,556
Liabilities
Collateral for securities loaned	224,599,769
Payables for:
Fund shares redeemed	1,684,658
Accrued Expenses:
Management fees	1,162,409
Distribution and service fees	181,691
Deferred trustees’ fees	207,242
Other expenses	242,882

Total Liabilities	228,078,651

Net Assets	$2,622,397,905

Net Assets Consist of:
Paid in surplus	$2,208,474,583
Distributable earnings (Accumulated losses)	413,923,322

Net Assets	$2,622,397,905

Net Assets
Class A	$1,714,755,578
Class B	874,995,170
Class E	32,647,157
Capital Shares Outstanding*
Class A	142,791,021
Class B	76,219,693
Class E	2,793,913
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.01
Class B	11.48
Class E	11.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $2,450,192,748.
(b)	Includes securities loaned at value of $221,803,863.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$14,646,685
Interest	24,679
Securities lending income	271,391

Total investment income	14,942,755
Expenses
Management fees	7,155,021
Administration fees	50,507
Custodian and accounting fees	61,176
Distribution and service fees—Class B	1,057,908
Distribution and service fees—Class E	23,387
Audit and tax services	22,304
Legal	23,025
Trustees’ fees and expenses	13,815
Shareholder reporting	81,378
Insurance	8,877
Miscellaneous	12,442

Total expenses	8,509,840
Less management fee waiver	(266,345)
Less broker commission recapture	(101,306)

Net expenses	8,142,189

Net Investment Income	6,800,566

Net Realized and Unrealized Gain
Net realized gain on investments	9,337,883
Net change in unrealized appreciation on:
Investments	221,233,463
Foreign currency transactions	25

Net change in unrealized appreciation	221,233,488

Net realized and unrealized gain	230,571,371

Net Increase in Net Assets From Operations	$237,371,937

(a)	Net of foreign withholding taxes of $764,611.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,800,566	$20,191,303
Net realized gain	9,337,883	931,332,347
Net change in unrealized appreciation (depreciation)	221,233,488	(394,657,818)

Increase in net assets from operations	237,371,937	556,865,832

From Distributions to Shareholders
Class A	(617,036,047)	(245,379,946)
Class B	(324,647,060)	(131,725,288)
Class E	(11,911,414)	(4,814,941)

Total distributions	(953,594,521)	(381,920,175)

Increase in net assets from capital share transactions	645,338,211	67,170,392

Total increase (decrease) in net assets	(70,884,373)	242,116,049

Net Assets
Beginning of period	2,693,282,278	2,451,166,229

End of period	$2,622,397,905	$2,693,282,278

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	526,410	$8,861,169	943,533	$15,994,301
Reinvestments	52,379,970	617,036,047	16,304,315	245,379,946
Redemptions	(12,036,514)	(197,392,926)	(11,657,653)	(195,056,733)

Net increase	40,869,866	$428,504,290	5,590,195	$66,317,514

Class B
Sales	608,249	$9,661,158	1,230,197	$20,050,509
Reinvestments	28,831,888	324,647,060	9,003,779	131,725,288
Redemptions	(8,054,758)	(125,551,086)	(9,272,111)	(151,138,869)

Net increase	21,385,379	$208,757,132	961,865	$636,928

Class E
Sales	19,939	$306,157	64,360	$1,082,310
Reinvestments	1,039,391	11,911,414	325,334	4,814,941
Redemptions	(260,291)	(4,140,782)	(345,993)	(5,681,301)

Net increase	799,039	$8,076,789	43,701	$215,950

Increase derived from capital shares transactions		$645,338,211		$67,170,392

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$17.14		$16.26	$18.40	$15.65	$15.30		$15.97

Income (Loss) from Investment Operations
Net investment income (a)	0.05		0.14	0.17	0.13	0.15	(b)	0.10
Net realized and unrealized gain (loss)	1.56		3.37	(1.28)	2.78	0.30		(0.70)

Total income (loss) from investment operations	1.61		3.51	(1.11)	2.91	0.45		(0.60)

Less Distributions
Distributions from net investment income	(0.16)		(0.19)	(0.16)	(0.16)	(0.10)		(0.07)
Distributions from net realized capital gains	(6.58)		(2.44)	(0.87)	0.00	0.00		0.00

Total distributions	(6.74)		(2.63)	(1.03)	(0.16)	(0.10)		(0.07)

Net Asset Value, End of Period	$12.01		$17.14	$16.26	$18.40	$15.65		$15.30

Total Return (%) (c)	10.16	(d)	23.83	(6.81)	18.70	2.98		(3.81)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(e)	0.59	0.58	0.57	0.57		0.57
Net ratio of expenses to average net assets (%) (f)	0.57	(e)	0.57	0.56	0.56	0.57		0.57
Ratio of net investment income to average net assets (%)	0.63	(e)	0.86	0.93	0.76	1.00	(b)	0.64
Portfolio turnover rate (%)	14	(d)	100	0 (g)	2	2		1
Net assets, end of period (in millions)	$1,714.8		$1,747.2	$1,566.4	$2,095.1	$1,999.9		$2,029.0

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$16.64		$15.84	$17.95	$15.27	$14.93		$15.59

Income (Loss) from Investment Operations
Net investment income (a)	0.03		0.10	0.12	0.09	0.11	(b)	0.06
Net realized and unrealized gain (loss)	1.50		3.28	(1.25)	2.71	0.29		(0.69)

Total income (loss) from investment operations	1.53		3.38	(1.13)	2.80	0.40		(0.63)

Less Distributions
Distributions from net investment income	(0.11)		(0.14)	(0.11)	(0.12)	(0.06)		(0.03)
Distributions from net realized capital gains	(6.58)		(2.44)	(0.87)	0.00	0.00		0.00

Total distributions	(6.69)		(2.58)	(0.98)	(0.12)	(0.06)		(0.03)

Net Asset Value, End of Period	$11.48		$16.64	$15.84	$17.95	$15.27		$14.93

Total Return (%) (c)	10.00	(d)	23.57	(7.06)	18.41	2.68		(4.04)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(e)	0.84	0.83	0.82	0.82		0.82
Net ratio of expenses to average net assets (%) (f)	0.82	(e)	0.82	0.81	0.81	0.82		0.82
Ratio of net investment income to average net assets (%)	0.38	(e)	0.60	0.68	0.51	0.74	(b)	0.39
Portfolio turnover rate (%)	14	(d)	100	0 (g)	2	2		1
Net assets, end of period (in millions)	$875.0		$912.5	$853.6	$1,103.4	$1,073.6		$1,190.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$16.84		$16.01	$18.13	$15.42	$15.07		$15.74

Income (Loss) from Investment Operations
Net investment income (a)	0.04		0.12	0.14	0.10	0.12	(b)	0.08
Net realized and unrealized gain (loss)	1.52		3.31	(1.26)	2.75	0.30		(0.70)

Total income (loss) from investment operations	1.56		3.43	(1.12)	2.85	0.42		(0.62)

Less Distributions
Distributions from net investment income	(0.13)		(0.16)	(0.13)	(0.14)	(0.07)		(0.05)
Distributions from net realized capital gains	(6.58)		(2.44)	(0.87)	0.00	0.00		0.00

Total distributions	(6.71)		(2.60)	(1.00)	(0.14)	(0.07)		(0.05)

Net Asset Value, End of Period	$11.69		$16.84	$16.01	$18.13	$15.42		$15.07

Total Return (%) (c)	10.08	(d)	23.66	(6.94)	18.54	2.84		(3.99)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(e)	0.74	0.73	0.72	0.72		0.72
Net ratio of expenses to average net assets (%) (f)	0.72	(e)	0.72	0.71	0.71	0.72		0.72
Ratio of net investment income to average net assets (%)	0.48	(e)	0.70	0.78	0.61	0.84	(b)	0.49
Portfolio turnover rate (%)	14	(d)	100	0 (g)	2	2		1
Net assets, end of period (in millions)	$32.6		$33.6	$31.2	$39.6	$38.6		$43.9

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	Rounds to less than 1%.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Loomis Sayles Growth Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $17,870,115. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $53,599,769. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

BHFTI-15

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-16

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$339,815,794	$0	$635,582,686

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$7,155,021	0.650%	First $500 million
	0.600%	$500 million to $1 billion
	0.550%	$1 billion to $2 billion
	0.500%	Over $2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to an expense agreement, Brighthouse Investment Advisers has agreed, for the period effective April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.102%	First $500 million
0.052%	$500 million to $1 billion
0.002%	$1 billion to $2 billion
(0.048%)	$2 billion to $3.645 billion

An identical agreement was in place for the period December 16, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of

BHFTI-17

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,450,387,745

Gross unrealized appreciation	458,081,286
Gross unrealized depreciation	(59,742,804)

Net unrealized appreciation (depreciation)	$398,338,482

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$26,583,504	$21,557,337	$355,336,671	$137,415,712	$381,920,175	$158,973,049

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$19,936,728	$933,321,699	$177,102,338	$—	$1,130,360,765

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Managed by Brighthouse Investment Advisers, LLC and MetLife Investment Management, LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the MetLife Multi-Index Targeted Risk Portfolio returned -3.30%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

Equity markets within the United States have had a roller coaster first half of 2020 driven by the COVID-19 pandemic. Equities collapsed starting in mid-February through March as COVID-19 spread to the U.S. and governments closed down large parts of the global economy. The historic response caused volatility to spike and remained escalated for much of the first half of the year. Unemployment skyrocketed with much of the United States economy shut down in an effort to curb the spread of the disease. The U.S. Government responded with a fiscal stimulus package that issued checks to most citizens, increased unemployment benefits for those laid off, and subsidized loans for small business who retained staff during the crisis. In addition, the U.S. Federal Reserve (the “Fed”) intervened twice in March, cutting the Target Federal Funds Rate a total of 150 basis points in two installments. The target band was 0% to 0.25% at the end of the period, the lowest since the Fed began its hiking cycle in 2015. The combination of both fiscal and monetary stimulus helped drive an equity rally where the S&P 500 Index recovered over 80% of the losses from the peak.

In the first half of 2020, U.S. equities have dropped across the board. The S&P 500 Index, which measures U.S. large cap companies has declined 3.1%. Mid and small cap slightly underperformed the large caps. The mid cap S&P 400 Index dropped 12.8% and the small cap Russell 2000 Index decreased 13.0%. International equities in developed markets also fared poorly. Measured by the MSCI EAFE Index, they decreased 11.3% in the first two quarters of 2020. U.S. fixed income assets, measured by the Bloomberg Barclays U.S. Aggregate Bond Index, rose 6.1%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio consists of two segments, the “Base Sleeve” and the “Overlay Sleeve.” The first segment, (the “Base Sleeve”) is managed by the Investment Committee of Brighthouse Investment Advisers, LLC. Approximately 75% of the Portfolio’s assets are invested into a variety of Brighthouse Funds Trust II index portfolios. The assets within the Base Sleeve maintain a broad target allocation of 40% Fixed Income and 35% Equity. The second segment (“the Overlay Sleeve”) contains the remaining 25% of the Portfolio’s assets. The Overlay Sleeve invests in equity derivatives, interest rate derivatives, and cash and money market instruments. Equity derivatives are used to keep the Portfolio’s volatility within a desired range by changing the total equity exposure, while interest rate derivatives are used to increase duration exposure, and the cash and money market instruments serve as the collateral for the derivative instruments.

The Portfolio uses a target equity contribution to volatility of 10% but may fluctuate within an 8% to 12% band, with a maximum equity allocation of 73%. The Portfolio began the period with low realized volatility. The equity allocation was 72% and equity contribution to Portfolio volatility was 5.5%. As volatility spiked and equities sold off, the Portfolio de-risked by reducing aggregate equity exposure in the Portfolio. On five separate occasions the Portfolio breached the 12% upper bound and used equity futures to reduce equity back to the target 10% equity volatility contribution, ultimately bringing the total equity allocation down to 16%. As volatility subsided in the second quarter, the Portfolio began to add back equity ending the period at 32%.

The equity derivatives lowered the Portfolio returns over the period. Being overweight equity during the initial equity sell off in the first quarter and underweight equity during the subsequent rally in the second quarter drove underperformance relative to the benchmark. Interest rate derivatives added duration relative to the benchmark and were a significant positive contribution to the Portfolio as rates fell in this period.

The Portfolio consists of a significant amount of equity and interest rate derivatives to manage market exposure. Equity futures were used to change the Portfolio’s equity exposure by either buying or selling the contracts. The contracts used in the Portfolio were meant to capture a broad market exposure. The Portfolio used S&P 500 e-mini, S&P 400 e-mini, and Russell 2000 mini contracts listed on the Chicago Mercantile Exchange to capture the exposure in the U.S. large cap, mid cap, and small cap markets, respectively. In addition, the MSCI EAFE contract listed on the Intercontinental Exchange was used for exposure to foreign equity markets. Interest rate derivatives were used as an additional source of diversification and added exposure to interest rates. All derivatives acted as the Portfolio manager expected over the period.

As of June 30, 2020, the allocation of the Portfolio was 32.4% in equity and 41.0% in fixed income. The equity allocation was invested in a variety of U.S. and foreign equity indices. The allocation was as follows: 15.4% invested in the S&P 500, representing U.S. large cap; 4.6% invested in the S&P 400, representing U.S. mid cap;

BHFTI-1

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Managed by Brighthouse Investment Advisers, LLC and MetLife Investment Management, LLC

Portfolio Manager Commentary*—(Continued)

2.7% in the Russell 2000, representing U.S. small cap; and 9.6% in MSCI EAFE, representing foreign equity. The fixed income exposure was invested in an index portfolio that tracks the Bloomberg Barclays U.S. Aggregate Bond Index.

The Base Sleeve is managed by:

Investment Committee

Brighthouse Investment Advisers, LLC

The Overlay Sleeve is managed by:

Chris Johnson

Portfolio Manager

MetLife Investment Management, LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
MetLife Multi-Index Targeted Risk Portfolio
Class B	-3.30	3.46	5.02	6.61
Dow Jones Moderate Index	-3.66	1.99	5.47	6.60

1 Inception date of the Class B shares is 11/5/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
MetLife Aggregate Bond Index Portfolio (Class A)	41.0
MetLife Stock Index Portfolio (Class A)	17.7
MetLife MSCI EAFE Index Portfolio (Class A)	10.9
MetLife Mid Cap Stock index Portfolio (Class A)	5.2
MetLife Russell 2000 Index Portfolio (Class A)	2.6

Exposure by Asset Class

% of Net Assets
Investment Grade Fixed Income	41.0
U.S. Large Cap Equities	15.4
International Developed Market Equities	9.6
U.S. Mid Cap Equities	4.7
U.S. Small Cap Equities	2.7

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets

BHFTI-3

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MetLife Multi-Index Targeted Risk Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.65%	$1,000.00	$967.00	$3.18
	Hypothetical*	0.65%	$1,000.00	$1,021.63	$3.27

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Underlying Portfolios in which it invests.

BHFTI-4

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—77.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—77.4%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	64,483,549	$737,046,967
MetLife Mid Cap Stock index Portfolio (Class A) (a)	6,465,633	94,462,898
MetLife MSCI EAFE Index Portfolio (Class A) (a)	16,014,723	195,860,066
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,821,204	46,042,052
MetLife Stock Index Portfolio (Class A) (a)	6,396,565	317,845,291

Total Mutual Funds (Cost $1,369,132,367)		1,391,257,274

Short-Term Investments—22.7%

Discount Note—2.8%
Federal Home Loan Bank 0.322%, 10/26/20 (b) (c)	50,000,000	49,975,625

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $838,990; collateralized by U.S. Treasury Inflation Indexed Note at 0.500%, maturing 04/15/24 with a value of $855,873.	838,990	838,990

U.S. Treasury—19.9%
U.S. Treasury Bills
0.127%, 08/18/20 (b)	82,000,000	$81,985,240
0.128%, 09/24/20 (b) (d)	76,400,000	76,376,549
0.130%, 07/16/20 (b)	88,000,000	87,995,829
0.161%, 09/10/20 (b)	112,000,000	111,970,732

		358,328,350

Total Short-Term Investments (Cost $409,109,225)		409,142,965

Total Investments—100.1% (Cost $1,778,241,592)		1,800,400,239
Other assets and liabilities (net)—(0.1)%		(2,366,146)

Net Assets—100.0%		$1,798,034,093

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II. (See Note 7 of the Notes to Financial Statements for a summary of transactions in the securities of affiliated issuers.)
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $8,196,003.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $28,991,099.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	09/18/20	47	USD	3,378,360	$130,918

Futures Contracts—Short
MSCI EAFE Index Mini Futures	09/18/20	(254)	USD	(22,585,680)	(270,403)
S&P 500 Index E-Mini Futures	09/18/20	(264)	USD	(40,790,640)	(877,536)
S&P Midcap 400 Index E-Mini Futures	09/18/20	(61)	USD	(10,852,510)	(158,692)

Net Unrealized Depreciation					$(1,175,713)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	0.670%	Semi-Annually	08/14/30	USD	83,000,000	$159,426	$44,273	$115,153
Pay	3M LIBOR	Quarterly	0.700%	Semi-Annually	07/08/30	USD	83,000,000	470,868	33,631	437,237
Pay	3M LIBOR	Quarterly	0.940%	Semi-Annually	09/09/30	USD	83,000,000	2,320,771	4,966	2,315,805
Pay	3M LIBOR	Quarterly	0.950%	Semi-Annually	06/19/30	USD	85,000,000	2,672,740	(193,551)	2,866,291
Pay	3M LIBOR	Quarterly	1.490%	Semi-Annually	05/15/30	USD	83,000,000	6,922,631	(111,310)	7,033,941
Pay	3M LIBOR	Quarterly	1.760%	Semi-Annually	04/09/30	USD	83,000,000	9,045,888	(32,687)	9,078,575

Totals								$21,592,324	$(254,678)	$21,847,002

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,391,257,274	$—	$—	$1,391,257,274
Total Short-Term Investments*	—	409,142,965	—	409,142,965
Total Investments	$1,391,257,274	$409,142,965	$—	$1,800,400,239

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$130,918	$—	$—	$130,918
Futures Contracts (Unrealized Depreciation)	(1,306,631)	—	—	(1,306,631)
Total Futures Contracts	$(1,175,713)	$—	$—	$(1,175,713)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$21,847,002	$—	$21,847,002

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$409,142,965
Affiliated investments at value (b)	1,391,257,274
Receivable for:
Affiliated investments sold	283,586
Fund shares sold	142,031

Total Assets	1,800,825,856
Liabilities
Payables for:
Fund shares redeemed	425,617
Variation margin on futures contracts	625,516
Variation margin on centrally cleared swap contracts	938,657
Accrued Expenses:
Management fees	231,531
Distribution and service fees	367,592
Deferred trustees’ fees	122,812
Other expenses	80,038

Total Liabilities	2,791,763

Net Assets	$1,798,034,093

Net Assets Consist of:
Paid in surplus	$1,774,843,442
Distributable earnings (Accumulated losses)	23,190,651

Net Assets	$1,798,034,093

Net Assets
Class B	$1,798,034,093
Capital Shares Outstanding*
Class B	155,277,743
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.58

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $409,109,225.
(b)	Identified cost of affiliated investments was $1,369,132,367.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from affiliated investments	$36,214,491
Interest	2,167,018

Total investment income	38,381,509
Expenses
Management fees	1,529,248
Administration fees	26,080
Custodian and accounting fees	27,357
Distribution and service fees—Class B	2,282,501
Audit and tax services	18,579
Legal	23,675
Trustees’ fees and expenses	13,816
Shareholder reporting	7,498
Insurance	1,662
Miscellaneous	5,835

Total expenses	3,936,251

Net Investment Income	34,445,258

Net Realized and Unrealized Loss
Net realized gain (loss) on:
Investments	69,469
Affiliated investments	6,630,011
Futures contracts	(118,331,084)
Swap contracts	36,433,651
Capital gain distributions from affiliated investments	30,470,592

Net realized loss	(44,727,361)

Net change in unrealized appreciation (depreciation) on:
Investments	(21,320)
Affiliated investments	(77,153,796)
Futures contracts	(9,289,711)
Swap contracts	32,053,987

Net change in unrealized depreciation	(54,410,840)

Net realized and unrealized loss	(99,138,201)

Net Decrease in Net Assets From Operations	$(64,692,943)

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$34,445,258	$39,246,973
Net realized gain (loss)	(44,727,361)	210,046,709
Net change in unrealized appreciation (depreciation)	(54,410,840)	118,754,747

Increase (decrease) in net assets from operations	(64,692,943)	368,048,429

From Distributions to Shareholders
Class B	(198,578,033)	(40,340,203)

Total distributions	(198,578,033)	(40,340,203)

Increase (decrease) in net assets from capital share transactions	113,809,259	(137,080,776)

Total increase (decrease) in net assets	(149,461,717)	190,627,450

Net Assets
Beginning of period	1,947,495,810	1,756,868,360

End of period	$1,798,034,093	$1,947,495,810

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	1,853,373	$23,562,957	2,713,361	$33,500,649
Reinvestments	17,267,655	198,578,033	3,277,027	40,340,203
Redemptions	(8,383,677)	(108,331,731)	(16,817,340)	(210,921,628)

Net increase (decrease)	10,737,351	$113,809,259	(10,826,952)	$(137,080,776)

Increase (decrease) derived from capital shares transactions		$113,809,259		$(137,080,776)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.47		$11.31	$13.26	$11.97	$11.62	$12.24

Income (Loss) from Investment Operations
Net investment income (a)	0.24		0.26	0.25	0.20	0.18	0.18
Net realized and unrealized gain (loss)	(0.69)		2.17	(1.13)	1.63	0.32	(0.31)

Total income (loss) from investment operations	(0.45)		2.43	(0.88)	1.83	0.50	(0.13)

Less Distributions
Distributions from net investment income	(0.29)		(0.27)	(0.23)	(0.19)	(0.15)	(0.15)
Distributions from net realized capital gains	(1.15)		0.00	(0.84)	(0.35)	0.00	(0.34)

Total distributions	(1.44)		(0.27)	(1.07)	(0.54)	(0.15)	(0.49)

Net Asset Value, End of Period	$11.58		$13.47	$11.31	$13.26	$11.97	$11.62

Total Return (%) (b)	(3.30	)(c)	21.71	(7.18)	15.54	4.36	(1.21)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.43	(e)	0.43	0.43	0.43	0.43	0.44
Ratio of net investment income to average net assets (%) (f)	1.78	(e)	2.08	1.98	1.61	1.50	1.44
Portfolio turnover rate (%)	6	(c)	7	8	4	4	0 (g)
Net assets, end of period (in millions)	$1,798.0		$1,947.5	$1,756.9	$2,011.5	$1,800.9	$1,455.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying Portfolios in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Portfolios in which it invests.
(g)	Rounds to less than 1%.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is MetLife Multi-Index Targeted Risk Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

The Portfolio invests approximately 75% of its assets (the “Base Portion”) in other Portfolios of the Brighthouse Funds Trust II (“Underlying Portfolios”) and approximately 25% of its assets (the “Overlay Portion”) in a portfolio of fixed income instruments that serve as collateral for derivative instruments, primarily stock index futures and interest rate swaps.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying Portfolios are valued at their closing daily NAV on the valuation date. Investments in the Underlying Portfolios are categorized as Level 1 within the fair value hierarchy. For information about the use of fair value pricing by the Underlying Portfolios, please refer to the prospectuses for such Underlying Portfolios.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-10

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying Portfolios are recorded as net realized gains in the Statement of Operations. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had investments in repurchase agreements with a gross value of $838,990, which is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

BHFTI-11

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity derivative instruments, consisting primarily of stock index futures, was used to increase or decrease the Portfolio’s overall equity exposure. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master

BHFTI-12

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a)	$21,847,002
Equity	Unrealized appreciation on futures contracts (b)	130,918	Unrealized depreciation on futures contracts (b)	$1,306,631

Total		$21,977,920		$1,306,631

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Total
Futures contracts	$—	$(118,331,084)	$(118,331,084)
Swap contracts	36,433,651	—	36,433,651

	$36,433,651	$(118,331,084)	$(81,897,433)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Total
Futures contracts	$—	$(9,289,711)	$(9,289,711)
Swap contracts	32,053,987	—	32,053,987

	$32,053,987	$(9,289,711)	$22,764,276

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$342,662,885
Futures contracts short	(217,284,778)
Swap contracts	528,000,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-13

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

BHFTI-14

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$94,502,365	$0	$87,043,675

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust is managed by the Adviser. The Trust has entered into a management agreement with the Adviser (the “Management Agreement”) for investment management services in connection with the investment management of the Portfolio. The Adviser is responsible for managing the Base Portion of the Portfolio. The Adviser is subject to the supervision and direction of the Board and has overall responsibility for the general management and administration of the Trust. The Adviser has entered into a subadvisory agreement with MetLife Investment Management, LLC (“MIM”) for investment subadvisory services in connection with the investment management of the Overlay Portion of the Portfolio.

Under the terms of the Portfolio’s Management Agreement, the Portfolio pays the Adviser a monthly fee based upon annual rates applied to the Portfolio’s average daily net assets as follows:

Management Fees earned by Brighthouse Investment Advisers (Overlay Portion managed by MIM) for the six months ended June 30, 2020	% per annum	Average Daily Net Assets of the Overlay Portion
$1,110,757	0.500%	First $250 million
	0.485%	$250 million to $500 million
	0.470%	$500 million to $1 billion
	0.450%	Over $1 billion

Management Fees earned by Brighthouse Investment Advisers (Base Portion managed by the Adviser) for the six months ended June 30, 2020	% per annum	Average Daily Net Assets of the Base Portion
$418,491	0.070%	First $500 million
	0.060%	$500 million to $1 billion
	0.050%	Over $1 billion

BHFTI-15

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

In addition to the above management fees paid to the Adviser, the Portfolio indirectly pays the Adviser a management fee through its investment in the Underlying Portfolios.

For providing subadvisory services to the Portfolio, the Adviser has agreed to pay MIM an investment subadvisory fee based upon annual rates applied to the Overlay Portion of the Portfolio’s average daily net assets as follows:

% per annum	Average Daily Net Assets
0.200%	First $250 million
0.185%	$250 million to $500 million
0.170%	$500 million to $1 billion
0.150%	Over $1 billion

Fees earned by MIM with respect to the Portfolio for the six months ended June 30, 2020 were $435,161.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Transactions in Securities of Affiliated Issuers

The Portfolio does not invest in the Underlying Portfolios for the purpose of exercising control; however, investments by the Portfolio within its principal investment strategies may represent a significant portion of the Underlying Portfolios’ net assets. Transactions in the Underlying Portfolios for the six months ended June 30, 2020 were as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2020
MetLife Aggregate Bond Index Portfolio (Class A)	$760,584,340	$21,713,136	$(68,690,316)	$3,479,916	$19,959,891	$737,046,967
MetLife Mid Cap Stock index Portfolio (Class A)	97,528,729	17,643,304	(1,635,357)	(209,205)	(18,864,573)	94,462,898
MetLife MSCI EAFE Index Portfolio (Class A)	208,138,495	19,668,967	(2,551,433)	(118,974)	(29,276,989)	195,860,066
MetLife Russell 2000 Index Portfolio (Class A)	46,002,573	8,750,019	(74,906)	(1,602)	(8,634,032)	46,042,052
MetLife Stock Index Portfolio (Class A)	342,068,232	26,726,939	(14,091,663)	3,479,876	(40,338,093)	317,845,291

	$1,454,322,369	$94,502,365	$(87,043,675)	$6,630,011	$(77,153,796)	$1,391,257,274

BHFTI-16

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held at June 30, 2020
MetLife Aggregate Bond Index Portfolio (Class A)	$—	$21,713,136	64,483,549
MetLife Mid Cap Stock index Portfolio (Class A)	6,390,825	1,414,899	6,465,633
MetLife MSCI EAFE Index Portfolio (Class A)	1,035,757	6,338,213	16,014,723
MetLife Russell 2000 Index Portfolio (Class A)	2,729,105	649,663	2,821,204
MetLife Stock Index Portfolio (Class A)	20,314,905	6,098,580	6,396,565

	$30,470,592	$36,214,491

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,794,884,403

Gross unrealized appreciation	72,979,350
Gross unrealized depreciation	(47,046,903)

Net unrealized appreciation (depreciation)	$25,932,447

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$40,340,203	$60,836,583	$—	$97,491,987	$40,340,203	$158,328,570

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$90,111,592	$108,020,366	$88,457,285	$—	$286,589,243

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $64,983,230.

10. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-17

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-18

Brighthouse Funds Trust I

MFS Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the MFS Research International Portfolio returned -6.58%, -6.67%, and -6.68%, respectively. The Portfolio’s benchmarks, the MSCI EAFE Index1 and the MSCI All Country World (ex-U.S.) Index2, returned -11.34% and -11.00%, respectively.

MARKET ENVIRONMENT / CONDITIONS

Markets experienced an extraordinarily sharp selloff and, in many cases, an unusually rapid partial recovery in the period. Heading into the crisis, economic growth in the U.S. was solid, coming off a 2.3% growth rate in 2019 amid near-record low levels on unemployment and subdued inflation. U.S. equity markets traded at all-time highs less than a month before the COVID-19 outbreak hit U.S. shores while credit spreads were trading at levels that made valuations somewhat rich. As the crisis unfolded, central banks and fiscal authorities undertook astonishing levels of stimulus to offset the economic effects of government-imposed social-distancing measures implemented to slow the spread of COVID-19. Despite policymakers’ best efforts, a global recession has undoubtedly begun.

Compounding market uncertainty earlier in the COVID-19 pandemic was a crash in the price of crude oil due to a sharp drop in global demand and a disagreement between Saudi Arabia and Russia over production cuts, which resulted in a price war. The subsequent decline in prices undercut oil exporters, many of which are in emerging markets, as well as a large segment of the high-yield credit market. The Organization of the Petroleum Exporting Countries and other alliance countries (OPEC+) later agreed on output cuts, while shale oil producers in the U.S. also decreased production, which along with the gradual reopening of some major economies and the resultant boost in demand, helped stabilize the price of crude oil. Record levels of bond issuance and equity recapitalizations were seen during the first half of 2020, while dividend payments were cut broadly amid a wave of downgrades from credit ratings agencies. The phased reopening of many economies, optimism over the pace of development of coronavirus vaccines and unmatched levels of global monetary and fiscal stimulus helped propel a market recovery late in the period.

Around the world, central banks responded quickly and massively to the crisis with programs to improve liquidity and support markets. They proved largely successful in helping to restore market function, ease volatility and stimulate a market rebound at the end of the period. Monetary easing measures were complemented by large fiscal stimulus plans in developed countries. Even emerging market countries were able to implement countercyclical policies, a departure from the usual market-dictated response to risk-off crises due to relatively manageable external liabilities and balances of payments in many countries, along with persistently low inflation.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

The Portfolio outperformed its benchmarks, the MSCI EAFE Index and the MSCI All Country World (ex-U.S.) Index, over the six-month period ended June 30, 2020.

Stock selection in the Industrials, Financials and Communication Services sectors benefited performance relative to the MSCI EAFE Index over the reporting period. Within the Industrials sector, the Portfolio’s overweight positions in electrical distribution equipment manufacturer Schneider Electric (France), air conditioning system manufacturer Daikin Industries (Japan) and electronic power tools manufacturer Techtronic (Hong Kong) lifted relative returns as the stocks of all three companies outperformed the benchmark. Within the Financials sector, holding shares of stock exchange Euronext (Netherlands) and not holding banking and financial services company HSBC (United Kingdom) supported relative results. Within the Communication Services sector, the Portfolio’s holdings of strong-performing internet search engine and online computer games provider NAVER (South Korea) aided relative results.

Elsewhere, not holding shares of global energy and petrochemicals company Royal Dutch Shell (United Kingdom), and the Portfolio’s overweight positions in pharmaceutical and diagnostic company Roche Holding (Switzerland) and biopharmaceutical company Novo Nordisk (Denmark), helped relative returns. Lastly, holding shares of industrial gas supplier Linde (Germany) supported relative results.

An underweight position in the Health Care sector was one of the primary factors that weakened relative performance over the reporting period. However, there were no individual stocks within this sector that were among the Portfolio’s top relative detractors.

Individual stocks that weighed on relative returns included overweight positions in financial services provider AIB Group (Ireland), global banking group BNP Paribas (France), oil and gas exploration company Oil Search (Australia), multi-disciplined manufacturing and industrial company Melrose Industries (United Kingdom) and tourism and travel IT solutions provider Amadeus IT Holding (Spain). The Portfolio’s holdings of insurance company Hiscox (United Kingdom) and independent oil and gas exploration and development company Cairn Energy (United Kingdom), as well as not holding shares of lithography systems manufacturer for the semiconductor industry ASML (Netherlands) and enterprise applications company SAP (Germany), also hindered relative results. Lastly, the timing of the Portfolio’s overweight position in banking and financial services firm Intesa Sanpaolo (Italy) dampened relative performance.

During the first half of 2020, we did not make any significant shifts in our sector positioning or industry for the Portfolio. We did, however, make a number of changes in individual holdings.

In Consumer staples, we initiated a position in U.K.-based Diageo, one of the world’s largest producers of alcoholic beverages including

BHFTI-1

Brighthouse Funds Trust I

MFS Research International Portfolio

Managed by Massachusetts Financial Services Company

Portfolio Manager Commentary*—(Continued)

Smirnoff, Johnnie Walker, Bailey’s and Guinness. We favor the company’s portfolio of well-known brands, its strong track record for innovation and the high return nature of its business. We sold our position L’Oreal, the French cosmetics and skincare company, as we felt that the stock was fully valued.

In Information Technology, we initiated a position in Chinese game developer Netease. In our view, while game development has generally not been a high quality and durable business, Netease’s game franchises have proved to be very durable. We also like the company’s strong capital allocation, including its dividend policy, regular share buyback program, and its willingness to exit non-core businesses. We also initiated a position in Tencent, a dominant China internet platform company which owns Wechat, the most popular app and website in China, and benefits from dominant positions in game publishing, payments and cloud services.

In Financials, we initiated a position in U.S.-based Visa, and successively exited U.S.-based Mastercard, where we identified an opportunity to swap the two leading payments technology companies on relative valuation. Furthermore, we initiated a position in Macquarie Group, an Australia based diversified financial company. We favor the company’s strong risk management culture and its leading infrastructure investing business, which we believe should benefit from very low interest rates and accommodative policy. We exited our position in Japan-based credit card/consumer financing company, Aeon Financial Service, with concerns around weakening consumption and increasing credit costs. Moreover, we exited Italian banking company, Intesa Sanpaolo, on concerns around elevated merger and acquisition risk and the subsequent potential for higher capital requirements.

In Energy, we exited Ampol, an Australia based gas station operator in takeover talks with Couche Tard.

At period end, the Portfolio maintained it sector neutral positioning across eight broad global sectors, relative to the MSCI EAFE Index. In terms of the GICS sector framework, the Portfolio as of June 30, 2020 was overweight Information Technology, in particular IT services, where we favored several well positioned specialty service providers, and semiconductors, where we owned companies that should benefit from expanding applications for semis and the migration to 5G standards. The Portfolio was also overweight to Communication Services, where we have found many high-quality names in the interactive media & services industry. The Portfolio was underweight Consumer Discretionary, where we avoided the auto manufacturers, based on our concerns about the capital intensity and overcapacity in the auto industry. Within Financials, the Portfolio was underweight to the major banks, which faced headwinds from the low interest rate environment, and overweight capital markets, due to our investments in companies that operate market exchanges. On balance, the Portfolio remained conservatively positioned, as we favored higher quality, less cyclical companies with more conservative balance sheets across the eight global sectors.

Victoria Higley

Camille Humphries Lee

Portfolio Managers

Massachusetts Financial Services Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI Europe, Australasia, and Far East Index (“MSCI EAFE Index”) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

2 The MSCI All Country World (ex-U.S.) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets, excluding the United U.S. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

BHFTI-2

Brighthouse Funds Trust I

MFS Research International Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EAFE INDEX & THE MSCI ALL COUNTRY WORLD (EX-U.S.) INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
MFS Research International Portfolio
Class A	-6.58	2.11	3.97	6.85
Class B	-6.67	1.94	3.71	6.57
Class E	-6.68	1.96	3.81	6.69
MSCI EAFE Index	-11.34	-5.13	2.05	5.73
MSCI All Country World (ex-U.S.) Index	-11.00	-4.80	2.26	4.97

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Roche Holding AG	3.6
Nestle S.A.	3.3
Schneider Electric SE	2.4
Novo Nordisk A/S - Class B	2.4
Linde plc	2.3
LVMH Moet Hennessy Louis Vuitton SE	1.9
AIA Group, Ltd.	1.8
Daikin Industries, Ltd.	1.8
Euronext NV	1.7
Santen Pharmaceutical Co., Ltd.	1.6

Top Countries

% of Net Assets
Japan	20.6
Switzerland	13.0
United Kingdom	10.3
France	9.4
Germany	8.5
Netherlands	5.2
Hong Kong	4.8
United States	3.7
Australia	3.4
China	3.3

BHFTI-3

Brighthouse Funds Trust I

MFS Research International Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

MFS Research International Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.64%	$1,000.00	$934.20	$3.08
	Hypothetical*	0.64%	$1,000.00	$1,021.68	$3.22

Class B (a)	Actual	0.89%	$1,000.00	$933.30	$4.28
	Hypothetical*	0.89%	$1,000.00	$1,020.44	$4.47

Class E (a)	Actual	0.79%	$1,000.00	$933.20	$3.80
	Hypothetical*	0.79%	$1,000.00	$1,020.94	$3.97

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—3.4%
APA Group	1,002,678	$7,720,991
Brambles, Ltd.	1,929,041	14,511,900
carsales.com, Ltd.	230,273	2,832,925
Macquarie Group, Ltd.	129,051	10,622,688
Oil Search, Ltd.	2,307,829	5,082,180
Seek, Ltd.	289,233	4,389,891
Sonic Healthcare, Ltd.	511,687	10,802,259

		55,962,834

Belgium—1.1%
KBC Group NV	325,877	18,664,256

Canada—1.7%
Constellation Software, Inc.	9,378	10,588,865
Ritchie Bros Auctioneers, Inc.	246,383	10,030,634
TC Energy Corp.	163,707	6,993,964

		27,613,463

China—3.3%
51job, Inc. (ADR) (a) (b)	110,538	7,935,523
China Resources Gas Group, Ltd.	1,338,424	6,513,224
NetEase, Inc. (ADR)	34,700	14,899,486
Tencent Holdings, Ltd.	213,900	13,739,611
Yum China Holdings, Inc.	233,402	11,219,634

		54,307,478

Denmark—2.9%
Novo Nordisk A/S - Class B	616,727	39,909,131
Orsted A/S	70,469	8,127,174

		48,036,305

France—9.4%
BNP Paribas S.A. (b)	600,007	23,786,129
Danone S.A. (b)	271,147	18,736,662
EssilorLuxottica S.A. (b)	164,888	21,133,586
Legrand S.A.	247,235	18,759,691
LVMH Moet Hennessy Louis Vuitton SE	72,883	31,922,662
Schneider Electric SE	363,304	40,278,670

		154,617,400

Germany—8.5%
Adidas AG (b)	70,591	18,467,991
Bayer AG	316,154	23,205,562
E.ON SE	592,875	6,665,549
GEA Group AG	493,408	15,571,614
Grand City Properties S.A. (a)	977,647	22,548,935
LEG Immobilien AG (b)	177,144	22,474,126
Scout24 AG	137,482	10,685,816
Symrise AG	179,955	20,878,314

		140,497,907

Greece—0.5%
Hellenic Telecommunications Organization S.A.	595,240	8,107,842

Hong Kong—4.8%
AIA Group, Ltd.	3,203,628	29,816,385
CLP Holdings, Ltd.	1,129,500	11,060,909
Hong Kong Exchanges and Clearing, Ltd.	404,200	17,226,473
Techtronic Industries Co., Ltd.	2,091,500	20,404,110

		78,507,877

India—0.8%
HDFC Bank, Ltd.	961,613	13,715,130

Indonesia—0.4%
Bank Central Asia Tbk PT	3,374,300	6,729,234

Ireland—1.2%
AIB Group plc (b)	4,282,940	5,379,953
Flutter Entertainment plc	61,318	8,040,727
Ryanair Holdings plc (ADR) (b)	92,830	6,158,342

		19,579,022

Israel—0.3%
Check Point Software Technologies, Ltd. (b)	51,227	5,503,317

Italy—0.5%
Eni S.p.A.	896,929	8,540,797

Japan—20.6%
Daikin Industries, Ltd.	183,000	29,427,532
Fujitsu, Ltd.	83,000	9,715,491
Hitachi, Ltd.	555,700	17,543,138
Idemitsu Kosan Co., Ltd.	354,500	7,520,993
Japan Tobacco, Inc.	530,731	9,847,101
Kansai Paint Co., Ltd.	350,000	7,377,023
Kao Corp.	212,000	16,783,464
KDDI Corp.	733,600	21,995,424
Koito Manufacturing Co., Ltd.	284,400	11,448,505
Kubota Corp.	1,234,300	18,407,639
Kyocera Corp.	245,700	13,368,919
Kyowa Kirin Co., Ltd.	660,500	17,329,768
Mitsubishi UFJ Financial Group, Inc.	3,813,100	14,913,702
Nitto Denko Corp.	227,600	12,878,838
Nomura Research Institute, Ltd.	497,300	13,569,522
Persol Holdings Co., Ltd.	422,200	5,799,254
Santen Pharmaceutical Co., Ltd.	1,443,700	26,538,758
SMC Corp.	14,700	7,502,884
SoftBank Group Corp.	411,900	20,754,727
Sugi Holdings Co., Ltd.	52,200	3,531,172
Terumo Corp.	562,300	21,287,531
TOTO, Ltd.	343,400	13,160,834
USS Co., Ltd.	902,300	14,415,177
Yamaha Corp.	91,600	4,309,545

		339,426,941

Netherlands—5.2%
Akzo Nobel NV	253,981	22,722,304
Euronext NV	285,393	28,581,108
NXP Semiconductors NV	122,325	13,949,943

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
Wolters Kluwer NV	249,627	$19,473,483

		84,726,838

Portugal—0.7%
Galp Energia SGPS S.A.	922,003	10,650,534

South Korea—1.9%
NAVER Corp.	83,248	18,669,790
Samsung Electronics Co., Ltd.	274,084	12,149,905

		30,819,695

Spain—2.4%
Aena SME S.A. (b)	51,816	6,898,155
Amadeus IT Group S.A.	237,965	12,381,990
Iberdrola S.A.	1,779,143	20,606,661

		39,886,806

Sweden—0.5%
Tele2 AB - B Shares	668,334	8,852,038

Switzerland—13.0%
Cie Financiere Richemont S.A.	157,236	10,012,629
Julius Baer Group, Ltd.	433,269	18,099,820
Nestle S.A.	488,791	53,999,279
Roche Holding AG	169,224	58,590,688
Schindler Holding AG (Participation Certificate)	71,042	16,702,598
Sika AG	88,551	17,020,398
UBS Group AG	1,892,751	21,744,961
Zurich Insurance Group AG	50,530	17,795,033

		213,965,406

Taiwan—1.3%
Silicon Motion Technology Corp. (ADR)	137,049	6,683,880
Taiwan Semiconductor Manufacturing Co., Ltd.	1,360,468	14,396,527

		21,080,407

Thailand—0.4%
Advanced Info Service PCL	1,141,800	6,834,361

United Kingdom—10.3%
BP plc	3,793,841	14,418,196
British American Tobacco plc	588,945	22,628,118
Burberry Group plc	215,991	4,274,171
Cairn Energy plc (b)	3,601,102	5,249,675
Croda International plc	287,008	18,674,043
Diageo plc	654,003	21,708,945
Hiscox, Ltd.	1,157,972	11,303,386
Linde plc	180,183	37,926,275
Melrose Industries plc	3,124,485	4,403,804
Reckitt Benckiser Group plc	225,760	20,776,361
RELX plc	345,380	7,982,811

		169,345,785

United States—3.7%
Aon plc - Class A (a)	135,522	26,101,537
Cadence Design Systems, Inc. (b)	103,830	9,963,527
EPAM Systems, Inc. (b)	58,240	14,677,063
Visa, Inc. - A Shares (a)	49,755	9,611,173

		60,353,300

Total Common Stocks (Cost $1,426,557,456)		1,626,324,973

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $6,093,178; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $6,215,081.	6,093,178	6,093,178

Total Short-Term Investments (Cost $6,093,178)		6,093,178

Securities Lending Reinvestments (c)—2.9%

Repurchase Agreements—1.3%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,200,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,224,000.	1,200,000	1,200,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $600,002; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $612,001.	600,000	600,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $300,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $306,002.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,700,016; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,889,046.	1,700,000	1,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $7,392,403; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $7,540,241.	7,392,393	7,392,393

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $6,100,035; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $6,747,264.	6,100,000	$6,100,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,100,007; collateralized by various Common Stock with an aggregate market value of $1,222,423.	1,100,000	1,100,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,800,091; collateralized by various Common Stock with an aggregate market value of $2,000,403.	1,800,000	1,800,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,000,006; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $1,111,218.	1,000,000	1,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $1,000,047; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $1,111,218.	1,000,000	1,000,000

		22,192,393

Mutual Funds—1.6%
BlackRock Liquidity Funds, Institutional Shares 0.100% (d)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (d)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (d)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (d)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (d)	5,000,000	5,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 0.100% (d)	5,000,000	5,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $48,192,393)		48,192,393

Total Investments—102.1% (Cost $1,480,843,027)		1,680,610,544
Other assets and liabilities (net)—(2.1)%		(35,002,751)

Net Assets—100.0%		$1,645,607,793

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $46,691,620 and the collateral received consisted of cash in the amount of $48,192,393. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Pharmaceuticals	10.1
Chemicals	8.3
Capital Markets	5.8
Textiles, Apparel & Luxury Goods	5.2
Insurance	5.2
Banks	5.1
Machinery	4.8
Food Products	4.4
Electrical Equipment	3.9
IT Services	3.6

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$55,962,834	$—	$55,962,834
Belgium	—	18,664,256	—	18,664,256
Canada	27,613,463	—	—	27,613,463
China	34,054,643	20,252,835	—	54,307,478
Denmark	—	48,036,305	—	48,036,305
France	—	154,617,400	—	154,617,400
Germany	—	140,497,907	—	140,497,907
Greece	—	8,107,842	—	8,107,842
Hong Kong	—	78,507,877	—	78,507,877
India	—	13,715,130	—	13,715,130
Indonesia	—	6,729,234	—	6,729,234
Ireland	6,158,342	13,420,680	—	19,579,022
Israel	5,503,317	—	—	5,503,317
Italy	—	8,540,797	—	8,540,797
Japan	—	339,426,941	—	339,426,941
Netherlands	13,949,943	70,776,895	—	84,726,838
Portugal	—	10,650,534	—	10,650,534
South Korea	—	30,819,695	—	30,819,695
Spain	—	39,886,806	—	39,886,806
Sweden	—	8,852,038	—	8,852,038
Switzerland	—	213,965,406	—	213,965,406
Taiwan	6,683,880	14,396,527	—	21,080,407
Thailand	6,834,361	—	—	6,834,361
United Kingdom	—	169,345,785	—	169,345,785
United States	60,353,300	—	—	60,353,300
Total Common Stocks	161,151,249	1,465,173,724	—	1,626,324,973
Total Short-Term Investment*	—	6,093,178	—	6,093,178
Securities Lending Reinvestments
Repurchase Agreements	—	22,192,393	—	22,192,393
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	22,192,393	—	48,192,393
Total Investments	$187,151,249	$1,493,459,295	$—	$1,680,610,544

Collateral for Securities Loaned (Liability)	$—	$(48,192,393)	$—	$(48,192,393)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

MFS Research International Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,680,610,544
Cash	199,842
Cash denominated in foreign currencies (c)	390,096
Receivable for:
Investments sold	6,880,709
Fund shares sold	227,494
Dividends	7,558,718

Total Assets	1,695,867,403
Liabilities
Collateral for securities loaned	48,192,393
Payables for:
Fund shares redeemed	446,300
Foreign taxes	196,314
Accrued Expenses:
Management fees	805,380
Distribution and service fees	108,306
Deferred trustees’ fees	148,279
Other expenses	362,638

Total Liabilities	50,259,610

Net Assets	$1,645,607,793

Net Assets Consist of:
Paid in surplus	$1,430,284,103
Distributable earnings (Accumulated losses) (d)	215,323,690

Net Assets	$1,645,607,793

Net Assets
Class A	$1,116,028,127
Class B	522,729,601
Class E	6,850,065
Capital Shares Outstanding*
Class A	97,614,679
Class B	46,135,886
Class E	601,227
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$11.43
Class B	11.33
Class E	11.39

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,480,843,027.
(b)	Includes securities loaned at value of $46,691,620.
(c)	Identified cost of cash denominated in foreign currencies was $391,401.
(d)	Includes foreign capital gains tax of $196,314.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$20,317,204
Interest	13,641
Securities lending income	51,264

Total investment income	20,382,109
Expenses
Management fees	5,609,334
Administration fees	35,090
Custodian and accounting fees	206,135
Distribution and service fees—Class B	637,446
Distribution and service fees—Class E	5,072
Audit and tax services	27,091
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	63,797
Insurance	6,097
Miscellaneous	14,554

Total expenses	6,642,106
Less management fee waiver	(861,549)

Net expenses	5,780,557

Net Investment Income	14,601,552

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments (b)	9,909,214
Foreign currency transactions	(11,649)

Net realized gain	9,897,565

Net change in unrealized appreciation (depreciation) on:
Investments (c)	(142,359,291)
Foreign currency transactions	114,253

Net change in unrealized depreciation	(142,245,038)

Net realized and unrealized loss	(132,347,473)

Net Decrease in Net Assets From Operations	$(117,745,921)

(a)	Net of foreign withholding taxes of $2,379,558.
(b)	Net of foreign capital gains tax of $41,626.
(c)	Includes change in foreign capital gains tax of $452,493.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

MFS Research International Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$14,601,552	$38,881,029
Net realized gain	9,897,565	62,294,913
Net change in unrealized appreciation (depreciation)	(142,245,038)	332,236,437

Increase (decrease) in net assets from operations	(117,745,921)	433,412,379

From Distributions to Shareholders
Class A	(67,180,163)	(72,561,162)
Class B	(30,385,853)	(33,379,767)
Class E	(402,866)	(436,752)

Total distributions	(97,968,882)	(106,377,681)

Increase (decrease) in net assets from capital share transactions	62,390,303	(125,186,168)

Total increase (decrease) in net assets	(153,324,500)	201,848,530

Net Assets
Beginning of period	1,798,932,293	1,597,083,763

End of period	$1,645,607,793	$1,798,932,293

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	1,281,053	$14,154,366	659,797	$7,938,605
Reinvestments	5,982,206	67,180,163	6,244,506	72,561,162
Redemptions	(2,570,041)	(30,356,623)	(13,617,551)	(164,836,991)

Net increase (decrease)	4,693,218	$50,977,906	(6,713,248)	$(84,337,224)

Class B
Sales	1,454,798	$16,025,581	1,453,213	$17,056,202
Reinvestments	2,730,086	30,385,853	2,895,036	33,379,767
Redemptions	(2,997,561)	(34,988,266)	(7,627,590)	(91,070,037)

Net increase (decrease)	1,187,323	$11,423,168	(3,279,341)	$(40,634,068)

Class E
Sales	20,439	$229,641	16,006	$191,794
Reinvestments	36,002	402,866	37,684	436,752
Redemptions	(57,240)	(643,278)	(70,458)	(843,422)

Net decrease	(799)	$(10,771)	(16,768)	$(214,876)

Increase (decrease) derived from capital shares transactions		$62,390,303		$(125,186,168)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

MFS Research International Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.03		$10.79	$12.79	$10.15	$10.46	$10.93

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.28	0.23	0.20	0.21 (b)	0.22
Net realized and unrealized gain (loss)	(0.98)		2.73	(1.95)	2.67	(0.29)	(0.35)

Total income (loss) from investment operations	(0.87)		3.01	(1.72)	2.87	(0.08)	(0.13)

Less Distributions
Distributions from net investment income	(0.31)		(0.20)	(0.28)	(0.23)	(0.23)	(0.34)
Distributions from net realized capital gains	(0.42)		(0.57)	0.00	0.00	0.00	0.00

Total distributions	(0.73)		(0.77)	(0.28)	(0.23)	(0.23)	(0.34)

Net Asset Value, End of Period	$11.43		$13.03	$10.79	$12.79	$10.15	$10.46

Total Return (%) (c)	(6.58	)(d)	28.69	(13.81)	28.51	(0.67)	(1.50)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.75	(e)	0.74	0.75	0.74	0.74	0.76
Net ratio of expenses to average net assets (%) (f)	0.64	(e)	0.64	0.65	0.68	0.68	0.70
Ratio of net investment income to average net assets (%)	1.91	(e)	2.32	1.83	1.75	2.11 (b)	1.95
Portfolio turnover rate (%)	14	(d)	15	21	27	37	35
Net assets, end of period (in millions)	$1,116.0		$1,211.1	$1,075.1	$1,343.7	$1,211.1	$1,241.2

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.90		$10.69	$12.67	$10.06	$10.36	$10.83

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.25	0.20	0.17	0.19 (b)	0.19
Net realized and unrealized gain (loss)	(0.98)		2.69	(1.94)	2.64	(0.29)	(0.35)

Total income (loss) from investment operations	(0.88)		2.94	(1.74)	2.81	(0.10)	(0.16)

Less Distributions
Distributions from net investment income	(0.27)		(0.16)	(0.24)	(0.20)	(0.20)	(0.31)
Distributions from net realized capital gains	(0.42)		(0.57)	0.00	0.00	0.00	0.00

Total distributions	(0.69)		(0.73)	(0.24)	(0.20)	(0.20)	(0.31)

Net Asset Value, End of Period	$11.33		$12.90	$10.69	$12.67	$10.06	$10.36

Total Return (%) (c)	(6.67	)(d)	28.31	(14.00)	28.15	(0.88)	(1.77)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	(e)	0.99	1.00	0.99	0.99	1.01
Net ratio of expenses to average net assets (%) (f)	0.89	(e)	0.89	0.90	0.93	0.93	0.95
Ratio of net investment income to average net assets (%)	1.65	(e)	2.07	1.59	1.49	1.88 (b)	1.70
Portfolio turnover rate (%)	14	(d)	15	21	27	37	35
Net assets, end of period (in millions)	$522.7		$580.0	$515.4	$662.7	$600.3	$654.6
Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

MFS Research International Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.98		$10.75	$12.74	$10.11	$10.41	$10.89

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.26	0.21	0.18	0.20 (b)	0.20
Net realized and unrealized gain (loss)	(0.98)		2.72	(1.94)	2.66	(0.29)	(0.36)

Total income (loss) from investment operations	(0.88)		2.98	(1.73)	2.84	(0.09)	(0.16)

Less Distributions
Distributions from net investment income	(0.29)		(0.18)	(0.26)	(0.21)	(0.21)	(0.32)
Distributions from net realized capital gains	(0.42)		(0.57)	0.00	0.00	0.00	0.00

Total distributions	(0.71)		(0.75)	(0.26)	(0.21)	(0.21)	(0.32)

Net Asset Value, End of Period	$11.39		$12.98	$10.75	$12.74	$10.11	$10.41

Total Return (%) (c)	(6.68	)(d)	28.47	(13.91)	28.35	(0.76)	(1.76)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.90	(e)	0.89	0.90	0.89	0.89	0.91
Net ratio of expenses to average net assets (%) (f)	0.79	(e)	0.79	0.80	0.83	0.83	0.85
Ratio of net investment income to average net assets (%)	1.74	(e)	2.16	1.71	1.58	1.98 (b)	1.80
Portfolio turnover rate (%)	14	(d)	15	21	27	37	35
Net assets, end of period (in millions)	$6.9		$7.8	$6.6	$8.8	$7.8	$8.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is MFS Research International Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-13

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-14

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $6,093,178. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $22,192,393. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local,

BHFTI-15

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

BHFTI-16

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$219,270,739	$0	$241,616,249

The Portfolio engaged in security transactions with other accounts managed by Massachusetts Financial Services Company, the subadviser to the Portfolio, that amounted to $389,018 in purchases and $2,519,230 in sales of investments, which are included above, and resulted in realized net gains of $68,788.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$5,609,334	0.800%	First $200 million
	0.750%	$200 million to $500 million
	0.700%	$500 million to $1 billion
	0.650%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Massachusetts Financial Services Company (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.205%	First $200 million
0.155%	$200 million to $500 million
0.105%	$500 million to $1 billion
0.055%	$1 billion to $2.5 billion
0.075%	Over $2.5 billion

An identical agreement was in place for the period April 29, 2019 through April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the

BHFTI-17

Brighthouse Funds Trust I

MFS Research International Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Under the terms of the Class B and Class E distribution plan and distribution agreement, the Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class B and Class E shares for such entities’ fees or expenses incurred.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,489,292,329

Gross unrealized appreciation	338,379,124
Gross unrealized depreciation	(147,060,909)

Net unrealized appreciation (depreciation)	$191,318,215

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$26,337,276	$39,320,775	$80,040,405	$—	$106,377,681	$39,320,775

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$40,155,513	$57,472,747	$333,564,164	$—	$431,192,424

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

MFS Research International Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Managed by Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Morgan Stanley Discovery Portfolio returned 62.08%, 61.85%, and 61.92%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 4.16%.

MARKET ENVIRONMENT / CONDITIONS

The first half of 2020 was a period of sharp reversals in the markets as investors grappled with the COVID-19 pandemic and its impacts. U.S. stocks fell precipitously in March 2020 as it became clear the virus was spreading around the world and state and local governments ordered business closures and mobility bans to contain it. Economic indicators showed rapid and severe deterioration, including a historic spike in unemployment. The federal government and Federal Reserve announced massive relief programs providing aid to workers, small and large companies, health care, schools and state and local governments, as well as support to keep credit flowing smoothly. By May, flatter infection rates encouraged U.S. states to gradually reopen, and economic data for May and June, although still below pre-health crisis levels, rebounded by more than expected. This helped investors overlook a renewed acceleration in COVID-19 cases in the U.S. and flaring tensions between the U.S. and China, moving stock prices sharply higher in the second quarter of 2020.

Within the Russell Midcap Growth Index, Health Care, Information Technology and Consumer Staples were the top-performing sectors for the six-month period. Energy, Materials and Industrials were the bottom three performing sectors.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The portfolio management team seeks high quality companies, which we define primarily as those with sustainable competitive advantages. The Portfolio is highly concentrated and is highly differentiated from the benchmark, with securities weighted on our assessment of the quality of the company and our conviction. The value added or detracted in any period of time will result from stock selection, given our philosophy and process.

The long-term investment horizon and conviction-weighted investment approach embraced by the portfolio management team can result in periods of performance deviation from the benchmark and peers. The Portfolio outperformed the benchmark in this six-month period primarily due to favorable stock selection. Sector allocations also contributed, to a lesser extent.

Information Technology drove the majority of the Portfolio’s outperformance this period, primarily due to favorable stock selection; a sector overweight position also contributed, to a much lesser extent. Shopify, which operates a cloud-based software and services platform that enables merchants to build an e-commerce presence, was the top contributor in the sector and across the Portfolio. Shopify shares advanced on solid fundamentals including accelerating revenue growth and higher profit margins. The company has seen strong demand for its services, as a growing number of merchants of all sizes sought to build or expand their e-commerce capabilities at a time when the global health pandemic resulted in a sharp reduction in consumer traffic to physical stores. Holdings in Zoom Video Communications, Coupa Software and Okta were also top contributors in the sector and among the top five contributors across the whole Portfolio. Strong stock selection in Consumer Discretionary, Communication Services and Health Care also contributed, as did an underweight in Industrials, Energy, Materials and Financials. Wayfair, a leading online retailer in home furnishings, was the top contributor among these areas and the fourth greatest contributor to the Portfolio. Concerns about the company’s levels of investment spending and the health of the furniture category, considered an area of discretionary consumer spending in a weak economic environment, had weighed on investor sentiment and Wayfair’s share price earlier this year. The stock rebounded sharply over the second quarter on results that beat expectations and were characterized by a significant acceleration in demand due to the pandemic and related quarantine, as well as gross margin expansion. The strong performance of these and other holdings offset weakness from Anaplan and Twitter, which were among the largest detractors in the Portfolio. Anaplan was the top detractor in Information Technology sector and in the whole the Portfolio. Anaplan shares declined sharply on mixed results, characterized by strong revenue growth but weaker than expected billings growth, which was impacted by changes in the company’s sales leadership and organizational structure. The position in Anaplan was eliminated during the first quarter in order to fund other investments that we believe offer a superior risk/reward profile. Global communications platform Twitter was the top detractor in the Communication Services sector and among the greatest across the Portfolio. Its shares underperformed due to concerns about weaker near-term demand for advertising.

The Portfolio’s lack of exposure to the Consumer Staples and Utilities sectors modestly detracted from performance. An overweight allocation in Communication Services was also unfavorable, but the outperformance of stock selection there more than compensated.

The portfolio management team continues to focus on stock selection and the long-term outlook for companies owned in the Portfolio. At the end of the period, the Portfolio’s largest sector

BHFTI-1

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Managed by Morgan Stanley Investment Management Inc.

Portfolio Manager Commentary*—(Continued)

weights were in Information Technology, Health Care, Consumer Discretionary and Communication Services. The Portfolio had no exposure to the Consumer Staples, Financials, Industrials, Real Estate and Utilities sectors.

Dennis P. Lynch

Sam G. Chainani

Jason C. Yeung

Armistead Nash

David S. Cohen

Alexander T. Norton

Portfolio Managers

Morgan Stanley Investment Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Morgan Stanley Discovery Portfolio
Class A	62.08	58.46	24.57	19.38
Class B	61.85	58.07	24.26	19.08
Class E	61.92	58.22	24.39	19.20
Russell Midcap Growth Index	4.16	11.91	11.59	15.09

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Shopify, Inc. - Class A	7.2
Zoom Video Communications, Inc. - Class A	5.2
Spotify Technology S.A.	5.1
Coupa Software, Inc.	5.1
Square, Inc. - Class A	4.9
Twilio, Inc. - Class A	4.3
MongoDB, Inc.	4.3
Veeva Systems, Inc. - Class A	4.3
Okta, Inc.	4.1
Trade Desk, Inc. (The) - Class A	4.0

Top Sectors

% of Net Assets
Information Technology	55.2
Health Care	15.4
Consumer Discretionary	14.0
Communication Services	13.5
Energy	0.2
Materials	0.2

BHFTI-3

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Morgan Stanley Discovery Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.65%	$1,000.00	$1,620.80	$4.24
	Hypothetical*	0.65%	$1,000.00	$1,021.63	$3.27

Class B (a)	Actual	0.90%	$1,000.00	$1,618.50	$5.86
	Hypothetical*	0.90%	$1,000.00	$1,020.39	$4.52

Class E (a)	Actual	0.80%	$1,000.00	$1,619.20	$5.21
	Hypothetical*	0.80%	$1,000.00	$1,020.89	$4.02

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Biotechnology—2.0%
Alnylam Pharmaceuticals, Inc. (a) (b)	65,696	$9,730,235
Exact Sciences Corp. (a) (b)	157,025	13,651,753
Moderna, Inc. (a) (b)	210,896	13,541,632

		36,923,620

Electronic Equipment, Instruments & Components—1.0%
Cognex Corp. (b)	317,078	18,935,898

Entertainment—6.0%
Roku, Inc. (a) (b)	146,189	17,035,404
Spotify Technology S.A. (a)	363,992	93,979,095

		111,014,499

Health Care Equipment & Supplies—3.6%
DexCom, Inc. (a)	161,050	65,289,670

Health Care Providers & Services—2.2%
Agilon Health, Inc. † (a) (c) (d)	12,946	5,923,831
Covetrus, Inc. (a) (b)	653,927	11,698,754
Guardant Health, Inc. (a) (b)	280,505	22,757,370

		40,379,955

Health Care Technology—4.3%
Veeva Systems, Inc. - Class A (a)	334,121	78,324,645

Interactive Media & Services—7.5%
Pinterest, Inc. - Class A (a)	1,150,733	25,511,751
Snap, Inc. - Class A (a) (b)	1,271,644	29,870,918
Twitter, Inc. (a)	1,403,199	41,801,298
Zillow Group, Inc. - Class C (a) (b)	701,207	40,396,535

		137,580,502

Internet & Direct Marketing Retail—7.8%
Chewy, Inc. - Class A (a) (b)	1,120,072	50,056,018
Farfetch, Ltd. - Class A (a) (b)	1,003,764	17,335,004
Overstock.com, Inc. (a) (b)	558,133	15,867,721
Wayfair, Inc. - Class A (a) (b)	298,418	58,970,381

		142,229,124

IT Services—26.8%
Adyen NV (a)	24,426	35,585,983
MongoDB, Inc. (a) (b)	347,684	78,694,797
Okta, Inc. (a) (b)	378,921	75,871,352
Shopify, Inc. - Class A (a)	139,327	132,249,188
Square, Inc. - Class A (a) (b)	856,988	89,932,321
Twilio, Inc. - Class A (a) (b)	359,458	78,872,274

		491,205,915

Leisure Products—2.7%
Peloton Interactive, Inc. - Class A (a)	853,848	49,326,799

Life Sciences Tools & Services—3.3%
10X Genomics, Inc. - Class A (a)	679,540	60,689,717

Metals & Mining—0.2%
Royal Gold, Inc.	26,271	3,266,011

Oil, Gas & Consumable Fuels—0.2%
Texas Pacific Land Trust	6,942	4,128,338

Semiconductors & Semiconductor Equipment—1.0%
Teradyne, Inc.	225,612	19,066,470

Software—25.4%
Alteryx, Inc. - Class A (a) (b)	390,415	64,137,376
Coupa Software, Inc. (a) (b)	334,577	92,691,212
Datadog, Inc. - Class A (a) (b)	535,106	46,527,467
DocuSign, Inc. (a) (b)	183,844	31,659,775
Slack Technologies, Inc. - Class A (a)	2,042,300	63,495,107
Trade Desk, Inc. (The) - Class A (a) (b)	180,023	73,179,350
Zoom Video Communications, Inc. - Class A (a) (b)	374,405	94,926,644

		466,616,931

Specialty Retail—3.5%
Carvana Co. (a) (b)	537,166	64,567,353

Total Common Stocks (Cost $987,259,600)		1,789,545,447

Convertible Preferred Stock—0.6%

Internet & Direct Marketing Retail—0.6%
Airbnb, Inc. - Series D † (a) (c) (d) (Cost $7,659,588)	188,136	10,347,480

Preferred Stocks—0.4%

Internet & Direct Marketing Retail—0.1%
Overstock.com, Inc. - Series A-1 (a) (b)	62,341	1,221,884

Software—0.3%
Palantir Technologies, Inc. - Series G † (a) (c) (d)	541,563	3,753,031
Palantir Technologies, Inc. - Series H † (a) (c) (d)	174,289	1,207,823
Palantir Technologies, Inc. - Series H-1 † (a) (c) (d)	174,289	1,207,823

		6,168,677

Total Preferred Stocks (Cost $3,563,319)		7,390,561

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Short-Term Investment—2.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—2.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $41,398,182; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 07/15/24 with a value of $42,226,249	41,398,182	$41,398,182

Total Short-Term Investments (Cost $41,398,182)		41,398,182

Securities Lending Reinvestments (e)—26.6%

Certificates of Deposit—11.8%
Agricultural Bank of China 0.700%, 08/06/20	4,000,000	4,000,976
Banco del Estado de Chile
0.230%, SOFR + 0.150%, 08/28/20 (f)	3,000,000	2,998,182
1.482%, 3M LIBOR + 0.130%, 07/08/20 (f)	3,000,000	3,000,579
Bank of Montreal (Chicago)
0.295%, 1M LIBOR + 0.110%, 11/13/20 (f)	6,000,000	5,999,142
0.430%, FEDEFF PRV + 0.350%, 08/06/20 (f)	5,000,000	5,000,615
Bank of Nova Scotia 0.395%, 1M LIBOR + 0.220%, 01/08/21 (f)	4,000,000	4,000,180
Barclays Bank plc 0.420%, 08/13/20	15,000,000	15,001,650
BNP Paribas S.A. New York
0.301%, 1M LIBOR + 0.110%, 02/12/21 (f)	1,000,000	999,443
0.308%, 1M LIBOR + 0.120%, 02/11/21 (f)	1,000,000	999,508
0.520%, 1M LIBOR + 0.340%, 10/09/20 (f)	2,000,000	2,001,018
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (f)	10,000,000	10,003,210
China Construction Bank Corp.
0.500%, 08/18/20	5,000,000	4,999,915
0.550%, 08/25/20	4,000,000	4,000,236
Cooperative Rabobank UA 0.240%, SOFR + 0.160%, 09/04/20 (f)	2,000,000	1,999,458
Credit Agricole S.A.
0.310%, FEDEFF PRV + 0.230%, 01/29/21 (f)	7,000,000	7,000,000
0.500%, FEDEFF PRV + 0.420%, 07/20/20 (f)	2,000,000	2,000,356
Credit Industriel et Commercial
Zero Coupon, 09/01/20	3,994,036	3,997,760
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (f)	2,000,000	2,000,244
Credit Suisse AG 0.560%, SOFR + 0.480%, 10/06/20 (f)	7,000,000	7,003,430
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (f)	5,000,000	5,000,725
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (f)	5,000,000	4,987,570
0.300%, SOFR + 0.210%, 02/22/21 (f)	5,000,000	4,987,900
Landesbank Hessen-Thueringen Girozentrale Zero Coupon, 08/19/20	4,995,149	4,998,150
Mizuho Bank, Ltd. 1.560%, 07/27/20	8,000,000	8,008,336
Mizuho Bank, Ltd., New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (f)	7,000,000	7,000,336

Certificates of Deposit—(Continued)
National Australia Bank, Ltd. 1.790%, 07/14/20	4,000,000	4,002,480
Natixis S.A. (New York)
0.950%, 09/09/20	1,000,000	1,001,240
NatWest Bank plc 0.310%, 09/04/20	5,000,000	4,999,900
Nordea Bank New York 0.477%, 3M LIBOR + 0.100%, 05/21/21 (f)	4,000,000	4,000,564
Rabobank International London 0.387%, 1M LIBOR + 0.210%, 01/08/21 (f)	4,000,000	3,989,960
Royal Bank of Canada New York
0.260%, FEDEFF PRV + 0.180%, 02/12/21 (f)	4,000,000	3,989,188
0.320%, SOFR + 0.240%, 07/08/20 (f)	4,000,000	3,999,892
0.370%, SOFR + 0.290%, 07/16/20 (f)	5,000,000	4,999,820
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (f)	5,000,532	4,999,125
Standard Chartered Bank 0.230%, FEDEFF PRV + 0.150%, 08/26/20 (f)	5,000,000	4,997,155
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	16,955,802	16,974,840
0.304%, 1M LIBOR + 0.120%, 07/28/20 (f)	7,000,000	7,000,168
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	999,640
Svenska Handelsbanken AB
0.410%, 1M LIBOR + 0.220%, 07/22/20 (f)	4,000,000	4,000,408
0.447%, 3M LIBOR + 0.110%, 12/03/20 (f)	5,000,000	5,001,400
Toronto-Dominion Bank
0.430%, FEDEFF PRV + 0.350%, 07/31/20 (f)	2,000,000	2,000,154
0.450%, FEDEFF PRV + 0.370%, 09/08/20 (f)	1,000,164	1,000,175
0.504%, 3M LIBOR + 0.070%, 02/16/21	2,000,000	2,006,322
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (f)	5,000,000	4,998,150
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (f)	10,000,000	10,000,000

		216,949,500

Commercial Paper—1.3%
Bank of China, Ltd. 0.550%, 08/19/20	4,993,125	4,996,815
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,998,268
Svenska Handelsbanken AB 0.277%, 1M LIBOR + 0.100%, 11/10/20 (f)	2,000,000	1,999,908
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (f)	15,000,000	15,000,000

		23,994,991

Repurchase Agreements—5.7%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $4,001,672; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $2,181,133.	2,000,000	$2,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $15,006,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $16,358,500.	15,000,000	15,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,700,008; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $2,754,002.	2,700,000	2,700,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $4,800,013; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $4,896,001.	4,800,000	4,800,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,200,007; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,224,006.	1,200,000	1,200,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,800,017; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of$2,000,167.	1,800,000	1,800,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $15,082,254; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $15,383,877.	15,082,232	15,082,232
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
HSBC Bank plc Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,300,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.375%, maturity dates ranging from 08/31/20 - 02/15/47, and an aggregate market value of $2,346,945.	2,300,000	2,300,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $10,300,060; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $11,392,920.	10,300,000	10,300,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $9,600,056; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $10,618,644.	9,600,000	9,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,500,010; collateralized by various Common Stock with an aggregate market value of $1,666,940.	1,500,000	1,500,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,000,152; collateralized by various Common Stock with an aggregate market value of $3,334,004.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stocks with an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $10,000,467; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stocks with an aggregate market value of $11,112,176.	10,000,000	10,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $10,000,467; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stocks with an aggregate market value of $11,112,176.	10,000,000	10,000,000

		105,282,232

Time Deposits—0.3%
DBS Bank, Ltd. 0.420%, 08/11/20	2,000,000	2,000,000
Skandi NY 0.060%, 07/01/20	3,000,000	3,000,000

		5,000,000

Mutual Funds—7.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (g)	10,000,000	10,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (g)	20,000,000	20,000,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (g)	40,000,000	$40,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (g)	12,000,000	12,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (g)	18,000,000	18,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (g)	20,000,000	20,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (g)	18,324,619	18,324,619

		138,324,619

Total Securities Lending Reinvestments (Cost $489,557,796)		489,551,342

Total Purchased Options—0.1% (h) (Cost $4,166,601)		1,423,355

Total Investments—127.5% (Cost $1,533,605,086)		2,339,681,300
Other assets and liabilities (net)—(27.5)%		(504,716,103)

Net Assets—100.0%		$1,834,965,197

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $22,464,921, which is 1.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $503,695,213 and the collateral received consisted of cash in the amount of $489,486,643 and non-cash collateral with a value of $19,476,502. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 1.2% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(f)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Agilon Health, Inc.	11/07/18	12,946	$4,895,659	$5,923,831
Airbnb, Inc. - Series D	04/16/14	188,136	7,659,588	10,347,480
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933
Palantir Technologies, Inc. - Series G	07/19/12	541,563	1,657,183	3,753,031
Palantir Technologies, Inc. - Series H	10/25/13	174,289	611,754	1,207,823
Palantir Technologies, Inc. - Series H-1	10/25/13	174,289	611,754	1,207,823

				$22,464,921

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized (Depreciation)
USD Call/CNH Put	CNH	8.090	NWM	09/21/20	236,226,164	USD	236,226,164	$1,274,913	$25,512	$(1,249,400)
USD Call/CNH Put	CNH	7.750	NWM	01/07/21	301,154,330	USD	301,154,330	1,315,141	770,052	(545,090)
USD Call/CNH Put	CNH	8.480	NWM	05/28/21	252,530,435	USD	252,530,435	1,576,547	627,791	(948,757)

Totals								$4,166,601	$1,423,355	$(2,743,247)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations

Counterparties

(NWM)—	Natwest Markets plc

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$36,923,620	$—	$—	$36,923,620
Electronic Equipment, Instruments & Components	18,935,898	—	—	18,935,898
Entertainment	111,014,499	—	—	111,014,499
Health Care Equipment & Supplies	65,289,670	—	—	65,289,670
Health Care Providers & Services	34,456,124	—	5,923,831	40,379,955
Health Care Technology	78,324,645	—	—	78,324,645
Interactive Media & Services	137,580,502	—	—	137,580,502
Internet & Direct Marketing Retail	142,229,124	—	—	142,229,124
IT Services	455,619,932	35,585,983	—	491,205,915
Leisure Products	49,326,799	—	—	49,326,799
Life Sciences Tools & Services	60,689,717	—	—	60,689,717
Metals & Mining	3,266,011	—	—	3,266,011
Oil, Gas & Consumable Fuels	4,128,338	—	—	4,128,338
Semiconductors & Semiconductor Equipment	19,066,470	—	—	19,066,470
Software	466,616,931	—	—	466,616,931
Specialty Retail	64,567,353	—	—	64,567,353
Total Common Stocks	1,748,035,633	35,585,983	5,923,831	1,789,545,447
Total Convertible Preferred Stock*	—	—	10,347,480	10,347,480
Preferred Stocks
Internet & Direct Marketing Retail	1,221,884	—	—	1,221,884
Software	—	—	6,168,677	6,168,677
Total Preferred Stocks	1,221,884	—	6,168,677	7,390,561
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	41,398,182	—	41,398,182
Securities Lending Reinvestments
Certificates of Deposit	—	216,949,500	—	216,949,500
Commercial Paper	—	23,994,991	—	23,994,991
Repurchase Agreements	—	105,282,232	—	105,282,232
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	138,324,619	—	—	138,324,619
Total Securities Lending Reinvestments	138,324,619	351,226,723	—	489,551,342
Total Purchased Options at Value	$—	$1,423,355	$—	$1,423,355
Total Investments	$1,887,582,136	$429,634,243	$22,464,921	$2,339,681,300
Collateral for Securities Loaned (Liability)	$—	$(489,486,643)	$—	$(489,486,643)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Investments in Securities	Balance as of December 31, 2019	Change in Unrealized Appreciation/ (Depreciation)	Balance as of June 30, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at June 30, 2020
Common Stocks
Health Care Providers & Services	$5,818,709	$105,122	$5,923,831	$105,122
Convertible Preferred Stocks
Internet & Direct Marketing Retail	24,715,426	(14,367,946)	10,347,480	(14,367,946)
Preferred Stocks
Software	5,563,381	605,296	6,168,677	605,296
Escrow Shares
Internet & Direct Marketing Retail	296,155	(271,222)	24,933	(271,222)

	$36,393,671	$(13,928,750)	$22,464,921	$(13,928,750)

	Fair Value at June 30, 2020		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stocks
Healthcare Providers & Services	$5,923,831		Comparable Company Analysis	Enterprise Value/Revenue	1.4x	1.4x	1.4x	Increase
				Discount for Lack of Marketability	12.00%	12.00%	12.00%	Decrease
			Discounted Cash Flow	Weighted Average Cost of Capital	12.00%	14.00%	13.00%	Decrease
				Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
Convertible Preferred Stocks
Internet & Direct Marketing Retail	10,347,480	(a)	Market Transaction Method	Precedent Transaction Implied Value	$55.00	$55.00	$55.00	Increase
Preferred Stocks
Software	6,168,677		Discounted Cash Flow	Weighted Average Cost of Capital	14.50%	16.50%	15.50%	Decrease
				Perpetual Growth Rate	3.00%	4.00%	3.50%	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	16.5x	16.5x	16.5x	Increase
				Discount for Lack of Marketability	14.00%	14.00%	14.00%	Decrease
			Guideline Transactions	Enterprise Value/Revenue	15.0x	15.0x	15.0x	Increase
Escrow Shares
Internet & Direct Marketing Retail	24,933		Merger & Acquisition Transaction	Expected Value of Future Payouts	$0.82	$0.82	$0.82	Increase
				Discount for Lack of Certainty	50.00%	50.00%	50.00%	Decrease

(a)	A change in valuation techniques utilized during the six months ended June 30, 2020 was due to additional financing raised by the company at a new implied valuation level.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$2,339,681,300
Cash denominated in foreign currencies (c)	959
Receivable for:
Fund shares sold	715,162

Total Assets	2,340,397,421
Liabilities
Cash collateral for purchased options	1,524,000
Collateral for securities loaned	489,486,643
Payables for:
Investments purchased	5,560,217
Fund shares redeemed	7,414,486
Accrued Expenses:
Management fees	866,267
Distribution and service fees	120,461
Deferred trustees’ fees	151,652
Other expenses	308,498

Total Liabilities	505,432,224

Net Assets	$1,834,965,197

Net Assets Consist of:
Paid in surplus	$919,608,493
Distributable earnings (Accumulated losses)	915,356,704

Net Assets	$1,834,965,197

Net Assets
Class A	$1,208,195,039
Class B	602,050,421
Class E	24,719,737
Capital Shares Outstanding*
Class A	40,057,021
Class B	21,606,511
Class E	861,170
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$30.16
Class B	27.86
Class E	28.70

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,533,605,086.
(b)	Includes securities loaned at value of $503,695,213.
(c)	Identified cost of cash denominated in foreign currencies was $981.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Interest	$24,802
Securities lending income	2,467,825

Total investment income	2,492,627
Expenses
Management fees	4,456,210
Administration fees	31,445
Custodian and accounting fees	38,654
Distribution and service fees—Class B	584,519
Distribution and service fees—Class E	13,671
Audit and tax services	24,685
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	87,770
Insurance	4,763
Miscellaneous	8,205

Total expenses	5,287,412
Less management fee waiver	(185,934)

Net expenses	5,101,478

Net Investment Loss	(2,608,851)

Net Realized and Unrealized Gain
Net realized gain on:
Investments	115,654,003
Purchased options	(2,493,247)
Foreign currency transactions	1,143

Net realized gain	113,161,899

Net change in unrealized appreciation (depreciation) on:
Investments	621,669,752
Purchased options	565,183
Foreign currency transactions	(44)

Net change in unrealized appreciation	622,234,891

Net realized and unrealized gain	735,396,790

Net Increase in Net Assets From Operations	$732,787,939

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment loss	$(2,608,851)	$(2,855,004)
Net realized gain	113,161,899	268,926,628
Net change in unrealized appreciation	622,234,891	142,658,361

Increase in net assets from operations	732,787,939	408,729,985

From Distributions to Shareholders
Class A	(169,867,112)	(145,065,818)
Class B	(91,441,419)	(83,037,569)
Class E	(3,599,199)	(3,183,993)

Total distributions	(264,907,730)	(231,287,380)

Increase in net assets from capital share transactions	96,111,845	61,010,780

Total increase in net assets	563,992,054	238,453,385

Net Assets
Beginning of period	1,270,973,143	1,032,519,758

End of period	$1,834,965,197	$1,270,973,143

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	765,081	$18,600,958	1,190,554	$25,845,169
Reinvestments	6,090,610	169,867,112	6,345,836	145,065,818
Redemptions	(4,328,000)	(109,808,786)	(5,019,879)	(113,700,417)

Net increase	2,527,691	$78,659,284	2,516,511	$57,210,570

Class B
Sales	976,860	$22,188,879	1,662,476	$34,229,835
Reinvestments	3,548,367	91,441,419	3,874,828	83,037,569
Redemptions	(4,075,032)	(98,071,141)	(5,294,701)	(114,171,353)

Net increase	450,195	$15,559,157	242,603	$3,096,051

Class E
Sales	78,096	$1,860,660	63,581	$1,373,279
Reinvestments	135,563	3,599,199	145,057	3,183,993
Redemptions	(155,654)	(3,566,455)	(178,212)	(3,853,113)

Net increase	58,005	$1,893,404	30,426	$704,159

Increase derived from capital shares transactions		$96,111,845		$61,010,780

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.87		$18.57	$20.17	$14.43	$15.72	$16.51

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.04)		(0.03)	(0.04)	0.00 (b)	0.06 (c)	(0.04)
Net realized and unrealized gain (loss)	13.22		7.74	2.69	5.80	(1.35)	(0.75)

Total income (loss) from investment operations	13.18		7.71	2.65	5.80	(1.29)	(0.79)

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	(0.06)	0.00	0.00
Distributions from net realized capital gains	(4.89)		(4.41)	(4.25)	0.00	0.00	0.00

Total distributions	(4.89)		(4.41)	(4.25)	(0.06)	0.00	0.00

Net Asset Value, End of Period	$30.16		$21.87	$18.57	$20.17	$14.43	$15.72

Total Return (%) (d)	62.08	(e)	40.47 (f)	10.41	40.36	(8.27)	(4.78)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.67	(g)	0.68	0.68	0.69	0.70	0.68
Net ratio of expenses to average net assets (%) (h)	0.65	(g)	0.66	0.66	0.67	0.69	0.67
Ratio of net investment income (loss) to average net assets (%)	(0.29	)(g)	(0.13)	(0.18)	0.02	0.40 (c)	(0.25)
Portfolio turnover rate (%)	22	(e)	97	87	64	42	23
Net assets, end of period (in millions)	$1,208.2		$820.8	$650.2	$692.9	$547.4	$629.9

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.48		$17.62	$19.35	$13.85	$15.13	$15.93

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.06)		(0.08)	(0.09)	(0.04)	0.02 (c)	(0.08)
Net realized and unrealized gain (loss)	12.33		7.35	2.61	5.57	(1.30)	(0.72)

Total income (loss) from investment operations	12.27		7.27	2.52	5.53	(1.28)	(0.80)

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	(0.03)	0.00	0.00
Distributions from net realized capital gains	(4.89)		(4.41)	(4.25)	0.00	0.00	0.00

Total distributions	(4.89)		(4.41)	(4.25)	(0.03)	0.00	0.00

Net Asset Value, End of Period	$27.86		$20.48	$17.62	$19.35	$13.85	$15.13

Total Return (%) (d)	61.85	(e)	40.13 (f)	10.15	39.91	(8.46)	(5.02)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.92	(g)	0.93	0.93	0.94	0.95	0.93
Net ratio of expenses to average net assets (%) (h)	0.90	(g)	0.91	0.91	0.92	0.94	0.92
Ratio of net investment income (loss) to average net assets (%)	(0.54	)(g)	(0.39)	(0.43)	(0.23)	0.15 (c)	(0.49)
Portfolio turnover rate (%)	22	(e)	97	87	64	42	23
Net assets, end of period (in millions)	$602.1		$433.3	$368.5	$398.2	$325.1	$364.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.99		$17.97	$19.65	$14.06	$15.34	$16.14

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.05)		(0.06)	(0.07)	(0.02)	0.04 (c)	(0.06)
Net realized and unrealized gain (loss)	12.65		7.49	2.64	5.65	(1.32)	(0.74)

Total income (loss) from investment operations	12.60		7.43	2.57	5.63	(1.28)	(0.80)

Less Distributions
Distributions from net investment income	0.00		0.00	0.00	(0.04)	0.00	0.00
Distributions from net realized capital gains	(4.89)		(4.41)	(4.25)	0.00	0.00	0.00

Total distributions	(4.89)		(4.41)	(4.25)	(0.04)	0.00	0.00

Net Asset Value, End of Period	$28.70		$20.99	$17.97	$19.65	$14.06	$15.34

Total Return (%) (d)	61.92	(e)	40.25 (f)	10.26	40.07	(8.34)	(4.96)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.82	(g)	0.83	0.83	0.84	0.85	0.83
Net ratio of expenses to average net assets (%) (h)	0.80	(g)	0.81	0.81	0.82	0.84	0.82
Ratio of net investment income (loss) to average net assets (%)	(0.44	)(g)	(0.29)	(0.33)	(0.13)	0.25 (c)	(0.39)
Portfolio turnover rate (%)	22	(e)	97	87	64	42	23
Net assets, end of period (in millions)	$24.7		$16.9	$13.9	$13.8	$11.0	$13.3

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Includes gains from settlement of security litigations; excluding these gains, the total return for Class A, Class B and Class E would have been 40.28%, 39.92% and 40.05%, respectively for the year ended December 31, 2019.
(g)	Computed on an annualized basis.
(h)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Morgan Stanley Discovery Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-16

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-17

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $41,398,182. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $105,282,232. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-18

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(489,037,505)	$—	$—	$—	$(489,037,505)
Preferred Stocks	(449,138)	—	—	—	(449,138)
Total Borrowings	(489,486,643)	$—	$—	$—	$(489,486,643)
Gross amount of recognized liabilities for securities lending transactions					$(489,486,643)

3. Investments in Derivative Instruments

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Foreign Exchange	Investments at market value (a)	$1,423,355

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.

BHFTI-19

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Natwest Markets plc	$1,423,355	$—	$(1,423,355)	$—

*	Net amount represents the net amount receivable from the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Foreign Exchange
Purchased options	$(2,493,247)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Foreign Exchange
Purchased options	$565,183

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$848,237,847

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist

BHFTI-20

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and

BHFTI-21

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$298,719,837	$0	$466,719,105

The Portfolio engaged in security transactions with other accounts managed by Morgan Stanley Investment Management Inc., the subadviser to the Portfolio, that amounted to $2,225,921 in purchases.

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$4,456,210	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Morgan Stanley Investment Management Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	First $200 million
0.050%	Over $850 million

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the

BHFTI-22

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

“Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,534,383,619

Gross unrealized appreciation	829,555,680
Gross unrealized depreciation	(27,001,246)

Net unrealized appreciation (depreciation)	$802,554,434

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$25,196,991	$9,117,453	$206,090,389	$203,689,915	$231,287,380	$212,807,368

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$101,946,312	$162,624,831	$183,062,768	$—	$447,633,911

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-23

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-24

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-25

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Managed by PanAgora Asset Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the PanAgora Global Diversified Risk Portfolio returned -0.84%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

Both developed and emerging markets fell drastically in in the first quarter of 2020 as the grim realization of a prolonged economic slowdown from the COVID-19 pandemic upended equity markets. The CBOE Volatility Index, a measure of future equity volatility using options of the S&P 500 Index, rose to new record highs, surpassing peaks last seen in the 2008 Global Financial Crisis. Investors developed a risk-off stance piling into higher quality assets and selling off riskier assets as the impact on the global economy from the pandemic remained uncertain. However, equities rallied considerably in April and the gains continued throughout the second quarter as the U.S. and other counties across the globe started to cautiously reopen their economies. During the second quarter, the S&P 500 Index notably staged its biggest 50-day rally on record as all 50 states started to cautiously return to some semblance of normalcy. Despite the strong rally in the second quarter, most of the main equity indices were still negative for the six-month period. The S&P 500 Index fared the best relatively speaking losing 3.1%, while the MSCI World ex-U.S. (Hedged) and MSCI Emerging Markets indices were both down over 9%.

While the COVID-19 pandemic triggered the fastest decline for equities into a bear market in March, the flight to safety was a boon for U.S. Treasuries. The subsequent rise in U.S. unemployment, weak corporate earnings, and the U.S. first quarter Gross Domestic Product decline also helped to keep Treasury yields on the decline as prices rose throughout the period. The FTSE U.S. Treasury Index gained a remarkable 8.7% during the six-month period while the FTSE World Government Bond ex-U.S. (Hedged) Index gained a more modest 2.1%. Following a very volatile end to the first quarter, credit spreads narrowed throughout the second quarter and demand persisted for investment grade credit pushing the Bloomberg Barclays U.S. Credit Index up 4.8% for the first half of the year. Improved inflation expectations following the massive fiscal and monetary stimulus around the globe and the decline in longer-term yields was supportive for inflation-linked bonds throughout the period as the Bloomberg Barclays World Government ILB Index (Hedged) gained approximately 6.5%.

Despite managing to post positive gains in the second quarter, the devasting decline in prices in the first quarter resulted in the more heavily energy-weighted S&P/Goldman Sachs Commodity Index losing 36.5% while the more balanced Bloomberg Commodity Index fell by 19.7%. Prices for crude oil, in particular, plummeted as the forced shut down of the global economy earlier on in the pandemic zapped demand creating unprecedented levels of oversupply. The flight to safety was ultimately supportive for the Precious Metals sector, especially for gold, as the yellow metal was up over 17% for the six-month period.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The PanAgora Global Diversified Risk Portfolio investment philosophy is centered on the belief that risk diversification is the key to generating better risk-adjusted returns and avoiding risk concentration within a Portfolio is the best way to achieve true diversification. PanAgora seeks to accomplish this by evaluating risk across and within asset classes using proprietary risk assessment and management techniques, including an approach to tactical risk management called Dynamic Risk Allocation. The Portfolio targets a neutral risk allocation of 40% equities, 40% nominal fixed income and 20% inflation protection.

During the six-month period, nominal fixed income contributed positively to Portfolio’s return while equities and inflation protected assets detracted. Within nominal fixed income, Portfolio exposure to U.S. and international government debt contributed significantly as the COVID-19 pandemic triggered a massive flight to safe-haven assets at the end of the first quarter. Nominal fixed income continued to fare well in the second quarter, investment grade credit, in particular, despite the strong rally for equities as the resurgence of COVID-19 in certain parts of the U.S. helped keep up the demand for safer assets. Equities were the largest detractor during the first three months of the year. However, equities bounced back strongly in the second quarter due to the reopening of economies in most developed nations coupled with promising reports of potential treatments to combat the virus. Inflation protected assets similarly detracted in the first quarter, only to rebound in the second quarter. For the six-month period, inflation-linked bonds contributed positively, however, this was more than offset by the negative performance of commodities which saw massive price declines in the first four months of the year as the COVID-19 pandemic essentially halted global demand.

On average, the Portfolio maintained an overweight position to nominal fixed income and equities and an underweight position to inflation protected assets relative to the Portfolio’s strategic (neutral) risk targets. For the six-month period, this active positioning modestly detracted from overall Portfolio performance.

The Portfolio invests in derivatives, such as exchange-traded futures (futures) within the equity, fixed income and commodities asset classes, and swaps on futures within fixed income and commodities. The Portfolio invests in derivatives in order to gain exposure to certain asset classes. All derivatives used during the period performed as expected.

By the end of June 30, 2020, the Portfolio transitioned to a modest underweight to nominal fixed income and a modest overweight to inflation protected assets while equities moved to be in-line with the strategic risk targets.

BHFTI-1

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Managed by PanAgora Asset Management, Inc.

Portfolio Manager Commentary*—(Continued)

At the end of the period, within equities, the Portfolio was overweight U.S. small cap and non-U.S. developed markets and underweight emerging markets and neutral to U.S. large cap. Within nominal fixed income, the Portfolio was overweight investment grade credit and underweight U.S. government debt and international government debt. Within inflation protected assets, the Portfolio was overweight both commodities and inflation-linked bonds.

Edward Qian

Bryan Belton

Jonathan Beaulieu

Portfolio Managers

PanAgora Asset Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) from Barclays and Dow Jones such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
PanAgora Global Diversified Risk Portfolio
Class B	-0.84	2.83	6.07	5.48
Dow Jones Moderate Index	-3.66	1.99	1.99	5.39

1 Inception date of Class B shares is 4/14/2014. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Exposures by Asset Class*

% of Net Assets
Global Developed Bonds	138.4
Global Developed Equities	35.7
Commodities - Production Weighted	14.3
Global Inflation-Linked Bonds	10.9
Global Emerging Equities	8.2

*	The percentages noted above are based on the notional amounts by asset class as a percentage of net assets.

BHFTI-3

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PanAgora Global Diversified Risk Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B	Actual	1.08%	$1,000.00	$991.60	$5.35
	Hypothetical*	1.08%	$1,000.00	$1,019.49	$5.42

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Foreign Government—13.3% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Sovereign—13.3%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (a)	4,237,800	$5,570,184
French Republic Government Bond OAT 3.400%, 07/25/29 (EUR) (a)	4,290,033	6,788,277
Italy Buoni Poliennali Del Tesoro
1.250%, 09/15/32 (144A) (EUR) (a)	1,047,340	1,221,306
2.600%, 09/15/23 (144A) (EUR) (a)	2,274,357	2,748,017
United Kingdom Gilt Inflation Linked Bond 0.625%, 03/22/40 (GBP) (a)	5,945,984	13,331,322

Total Foreign Government (Cost $29,231,859)		29,659,106

Mutual Fund—11.7%

Investment Company Securities—11.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $24,463,363)	193,481	26,023,194

Common Stocks—10.1%

Aerospace & Defense—0.1%
Boeing Co. (The)	48	8,798
CAE, Inc.	872	14,144
Elbit Systems, Ltd.	165	22,709
General Dynamics Corp.	86	12,854
Howmet Aerospace, Inc.	462	7,323
Huntington Ingalls Industries, Inc.	66	11,516
L3Harris Technologies, Inc.	46	7,805
Leonardo S.p.A.	1,933	12,789
Lockheed Martin Corp.	59	21,530
Northrop Grumman Corp.	68	20,906
Raytheon Technologies Corp.	372	22,923
Rolls-Royce Holdings plc	842	2,972
Safran S.A. (b)	66	6,602
Thales S.A.	94	7,582
TransDigm Group, Inc.	24	10,609

		191,062

Air Freight & Logistics—0.0%
C.H. Robinson Worldwide, Inc.	211	16,681
DSV Panalpina A/S	67	8,174
Expeditors International of Washington, Inc.	329	25,017
FedEx Corp.	94	13,181
SG Holdings Co., Ltd.	100	3,263
United Parcel Service, Inc. - Class B	120	13,341
Yamato Holdings Co., Ltd.	900	19,454

		99,111

Airlines—0.0%
Air Canada (b)	709	8,852
Alaska Air Group, Inc.	228	8,267
American Airlines Group, Inc.	353	4,614

Airlines—(Continued)
ANA Holdings, Inc. (b)	1,300	29,565
Delta Air Lines, Inc.	247	6,928
Southwest Airlines Co.	310	10,596
United Airlines Holdings, Inc. (b)	260	8,999

		77,821

Auto Components—0.0%
Aptiv plc	143	11,143
BorgWarner, Inc.	411	14,508
JTEKT Corp.	2,300	17,872
Magna International, Inc.	373	16,611
NGK Spark Plug Co., Ltd.	500	7,164
Pirelli & C S.p.A. (b)	2,736	11,588

		78,886

Automobiles—0.0%
Ferrari NV	35	5,964
Ford Motor Co.	1,063	6,463
General Motors Co.	445	11,259
Harley-Davidson, Inc.	356	8,462
Honda Motor Co., Ltd.	900	23,009
Mitsubishi Motors Corp.	2,000	4,936
Subaru Corp.	500	10,398
Suzuki Motor Corp.	100	3,393

		73,884

Banks—0.3%
ABN AMRO Bank NV	1,431	12,300
Banco Bilbao Vizcaya Argentaria S.A.	3,372	11,582
Bank Leumi Le-Israel B.M.	5,327	26,842
Bank of America Corp.	695	16,506
Bank of East Asia, Ltd. (The)	2,800	6,400
Bank of Montreal	294	15,648
Bank of Nova Scotia (The)	409	16,925
Bankinter S.A.	3,025	14,401
BOC Hong Kong Holdings, Ltd.	6,000	19,050
Canadian Imperial Bank of Commerce	295	19,717
Chiba Bank, Ltd. (The)	1,300	6,128
Comerica, Inc.	216	8,230
Concordia Financial Group, Ltd.	6,700	21,449
Danske Bank A/S (b)	1,816	24,155
Fifth Third Bancorp	693	13,361
Fukuoka Financial Group, Inc.	400	6,313
Huntington Bancshares, Inc.	1,176	10,625
ING Groep NV	634	4,404
Intesa Sanpaolo S.p.A. (b)	5,941	11,349
Israel Discount Bank, Ltd. - Class A	1,713	5,242
Japan Post Bank Co., Ltd.	2,200	16,360
KBC Group NV	212	12,142
KeyCorp	1,042	12,692
Mitsubishi UFJ Financial Group, Inc.	3,700	14,471
Mizrahi Tefahot Bank, Ltd.	747	14,061
Mizuho Financial Group, Inc.	19,500	23,912

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
People’s United Financial, Inc.	1,114	$12,889
Regions Financial Corp.	1,152	12,810
Resona Holdings, Inc.	7,900	26,957
Royal Bank of Canada	373	25,307
Shizuoka Bank, Ltd. (The)	4,700	30,210
Skandinaviska Enskilda Banken AB - Class A (b)	1,128	9,756
Sumitomo Mitsui Financial Group, Inc.	500	14,062
SVB Financial Group (b)	28	6,035
Toronto-Dominion Bank (The)	524	23,386
Truist Financial Corp.	614	23,056
U.S. Bancorp	317	11,672
Zions Bancorp N.A.	255	8,670

		569,075

Beverages—0.2%
Anheuser-Busch InBev S.A.	510	25,136
Asahi Group Holdings, Ltd.	400	14,013
Brown-Forman Corp. - Class B	381	24,254
Carlsberg A/S - Class B	223	29,458
Coca-Cola Amatil, Ltd.	2,832	16,976
Coca-Cola Bottlers Japan Holdings, Inc.	800	14,500
Coca-Cola Co. (The)	625	27,925
Coca-Cola European Partners plc	580	21,901
Constellation Brands, Inc. - Class A	184	32,191
Davide Campari-Milano S.p.A.	3,732	31,408
Diageo plc	846	28,082
Heineken Holding NV	215	17,578
Ito En, Ltd.	400	22,550
Kirin Holdings Co., Ltd.	500	10,544
Molson Coors Beverage Co. - Class B	858	29,481
Monster Beverage Corp. (b)	604	41,869
PepsiCo, Inc.	264	34,917
Pernod-Ricard S.A.	215	33,791
Remy Cointreau S.A.	276	37,554
Suntory Beverage & Food, Ltd.	600	23,397
Treasury Wine Estates, Ltd.	1,886	13,653

		531,178

Biotechnology—0.1%
AbbVie, Inc.	277	27,196
Alexion Pharmaceuticals, Inc. (b)	119	13,357
Amgen, Inc.	95	22,407
BeiGene, Ltd. (ADR) (b)	130	24,492
Biogen, Inc. (b)	41	10,969
CSL, Ltd.	148	29,341
Galapagos NV (b)	38	7,460
Genmab A/S (b)	21	7,025
Gilead Sciences, Inc.	250	19,235
Grifols S.A.	1,548	46,958
Incyte Corp. (b)	154	16,011
PeptiDream, Inc. (b)	300	13,744
Regeneron Pharmaceuticals, Inc. (b)	15	9,355
Vertex Pharmaceuticals, Inc. (b)	37	10,741

		258,291

Building Products—0.1%
A.O. Smith Corp.	243	11,450
Assa Abloy AB - Class B	828	16,812
Carrier Global Corp.	414	9,199
Fortune Brands Home & Security, Inc.	362	23,143
Johnson Controls International plc	346	11,812
Kingspan Group plc	408	26,256
Masco Corp.	184	9,239
Trane Technologies plc	162	14,415

		122,326

Capital Markets—0.1%
Ameriprise Financial, Inc.	105	15,754
Bank of New York Mellon Corp. (The)	286	11,054
Cboe Global Markets, Inc.	116	10,821
CME Group, Inc.	61	9,915
Credit Suisse Group AG	573	5,912
Daiwa Securities Group, Inc.	3,000	12,515
Deutsche Boerse AG	114	20,605
E*Trade Financial Corp.	295	14,670
Franklin Resources, Inc.	558	11,701
Intercontinental Exchange, Inc.	152	13,923
Invesco, Ltd.	1,040	11,190
MarketAxess Holdings, Inc.	15	7,514
Moody’s Corp.	68	18,682
Natixis S.A. (b)	1,724	4,492
Nomura Holdings, Inc.	1,300	5,818
Northern Trust Corp.	175	13,885
Raymond James Financial, Inc.	184	12,665
S&P Global, Inc.	75	24,711
SBI Holdings, Inc.	600	12,964
Singapore Exchange, Ltd.	1,200	7,201
State Street Corp.	189	12,011
T. Rowe Price Group, Inc.	106	13,091
UBS Group AG	1,516	17,417

		288,511

Chemicals—0.4%
Air Liquide S.A.	291	41,930
Air Products & Chemicals, Inc.	126	30,424
Air Water, Inc.	1,400	19,747
Akzo Nobel NV	294	26,303
Albemarle Corp.	349	26,946
Arkema S.A.	325	31,036
Celanese Corp.	185	15,973
CF Industries Holdings, Inc.	1,024	28,815
Chr Hansen Holding A/S	260	26,801
Clariant AG (b)	402	7,884
Corteva, Inc. (b)	1,221	32,711
Croda International plc	383	24,920
Dow, Inc. (b)	688	28,043
DuPont de Nemours, Inc.	370	19,658
Eastman Chemical Co.	434	30,224
Ecolab, Inc.	148	29,445
FMC Corp.	321	31,978
Givaudan S.A.	11	40,915
ICL Group, Ltd.	6,854	20,402

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
International Flavors & Fragrances, Inc.	233	$28,532
Johnson Matthey plc	683	17,728
JSR Corp.	600	11,579
Kansai Paint Co., Ltd.	500	10,539
Kuraray Co., Ltd.	1,200	12,523
Linde plc	151	32,029
LyondellBasell Industries NV - Class A	401	26,354
Mitsubishi Gas Chemical Co., Inc.	800	12,102
Mitsui Chemicals, Inc.	500	10,422
Mosaic Co. (The)	1,543	19,303
Nippon Paint Holdings Co., Ltd.	200	14,515
Nissan Chemical Corp.	500	25,611
Novozymes A/S - B Shares	642	37,101
Nutrien, Ltd.	331	10,635
PPG Industries, Inc.	292	30,969
Sherwin-Williams Co. (The)	44	25,425
Showa Denko KK	300	6,726
Solvay S.A.	95	7,596
Sumitomo Chemical Co., Ltd.	5,100	15,241
Symrise AG	171	19,839
Taiyo Nippon Sanso Corp.	800	13,364
Teijin, Ltd.	1,000	15,894
Toray Industries, Inc.	4,200	19,782
Tosoh Corp.	800	10,910
Yara International ASA	227	7,887

		956,761

Commercial Services & Supplies—0.0%
Brambles, Ltd.	1,541	11,593
Cintas Corp.	58	15,449
Republic Services, Inc.	273	22,399
Ritchie Bros Auctioneers, Inc.	184	7,491
Rollins, Inc.	496	21,025
Sohgo Security Services Co., Ltd.	200	9,310
Waste Management, Inc.	145	15,357

		102,624

Communications Equipment—0.1%
Arista Networks, Inc. (b)	29	6,091
Cisco Systems, Inc.	486	22,667
F5 Networks, Inc. (b)	147	20,503
Juniper Networks, Inc.	721	16,482
Motorola Solutions, Inc.	69	9,669
Nokia Oyj	6,719	29,425
Telefonaktiebolaget LM Ericsson - B Shares	3,716	34,315

		139,152

Construction & Engineering—0.0%
ACS Actividades de Construccion y Servicios S.A.	414	10,416
Ferrovial S.A.	334	8,880
Jacobs Engineering Group, Inc.	101	8,565
Quanta Services, Inc.	327	12,828
WSP Global, Inc.	267	16,375

		57,064

Construction Materials—0.0%
HeidelbergCement AG	380	20,247
LafargeHolcim, Ltd.	321	14,040
Martin Marietta Materials, Inc.	132	27,267
Taiheiyo Cement Corp.	500	11,563
Vulcan Materials Co.	224	25,950

		99,067

Consumer Finance—0.0%
Capital One Financial Corp.	134	8,387
Isracard, Ltd.	1	1
Synchrony Financial	391	8,665

		17,053

Containers & Packaging—0.1%
AMCOR plc (b)	3,253	33,213
Avery Dennison Corp.	283	32,288
Ball Corp.	379	26,337
CCL Industries, Inc. - Class B	559	18,068
International Paper Co.	780	27,464
Packaging Corp. of America	269	26,846
Sealed Air Corp.	917	30,123
WestRock Co.	847	23,936

		218,275

Distributors—0.0%
Genuine Parts Co.	133	11,566
Jardine Cycle & Carriage, Ltd.	1,800	26,099
LKQ Corp. (b)	668	17,502

		55,167

Diversified Consumer Services—0.0%
Benesse Holdings, Inc.	500	13,446
H&R Block, Inc.	975	13,923

		27,369

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	69	12,317
Groupe Bruxelles Lambert S.A.	173	14,496
Industrivarden AB - C Shares (b)	1,131	25,588
Investor AB - B Shares	527	27,769
Jefferies Financial Group, Inc.	764	11,880
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,100	5,206
Wendel S.A.	163	15,520

		112,776

Diversified Telecommunication Services—0.4%
AT&T, Inc.	2,128	64,329
BCE, Inc.	1,630	67,981
BT Group plc	10,412	14,695
Cellnex Telecom S.A.	368	22,398
CenturyLink, Inc.	5,188	52,036
Deutsche Telekom AG	2,034	34,024
Elisa Oyj	667	40,544
HKT Trust & HKT, Ltd.	62,000	91,133

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Iliad S.A.	110	$21,440
Infrastrutture Wireless Italiane S.p.A.	2,056	20,589
Koninklijke KPN NV	8,205	21,732
Nippon Telegraph & Telephone Corp.	1,700	39,576
Orange S.A.	960	11,468
PCCW, Ltd.	80,000	45,647
Proximus SADP	770	15,679
Singapore Telecommunications, Ltd.	6,400	11,318
Spark New Zealand, Ltd.	8,794	26,040
Swisscom AG	185	96,758
Telecom Italia S.p.A.	65,090	25,540
Telefonica Deutschland Holding AG	10,773	31,777
Telefonica S.A.	1,362	6,518
Telenor ASA	2,176	31,701
Telia Co. AB	2,982	11,126
Telstra Corp., Ltd.	9,327	20,191
TELUS Corp.	2,156	36,161
TPG Corp, Ltd.	4,507	27,681
TUAS, Ltd.	2,253	1,049
United Internet AG	670	28,272
Verizon Communications, Inc.	1,527	84,183

		1,001,586

Electric Utilities—0.9%
Alliant Energy Corp.	1,173	56,116
American Electric Power Co., Inc.	640	50,970
AusNet Services	35,421	40,859
Chubu Electric Power Co., Inc.	6,400	80,501
Chugoku Electric Power Co., Inc. (The)	20,500	273,724
CK Infrastructure Holdings, Ltd.	2,165	11,155
CLP Holdings, Ltd.	4,500	44,067
Duke Energy Corp.	646	51,609
Edison International	940	51,051
EDP - Energias de Portugal S.A.	6,670	31,810
Electricite de France S.A.	3,366	30,997
Elia Group S.A.	228	24,722
Emera, Inc.	723	28,449
Entergy Corp.	571	53,566
Evergy, Inc.	843	49,982
Eversource Energy	627	52,210
Exelon Corp.	1,499	54,399
FirstEnergy Corp.	1,310	50,802
Fortis, Inc.	824	31,337
HK Electric Investments & HK Electric Investments, Ltd.	32,500	33,762
Hydro One, Ltd.	2,971	55,870
Iberdrola S.A.	1,676	19,412
Kansai Electric Power Co., Inc. (The)	11,700	113,368
Kyushu Electric Power Co., Inc.	9,200	77,182
Mercury NZ, Ltd.	1,532	4,641
NextEra Energy, Inc.	168	40,349
NRG Energy, Inc.	1,373	44,705
Orsted A/S	435	50,168
Pinnacle West Capital Corp.	832	60,977
Power Assets Holdings, Ltd.	3,500	19,006
PPL Corp.	2,238	57,830
Red Electrica Corp. S.A.	593	11,054

Electric Utilities—(Continued)
Southern Co. (The)	853	44,228
SSE plc	1,518	25,630
Terna Rete Elettrica Nazionale S.p.A.	1,051	7,216
Tohoku Electric Power Co., Inc.	8,400	79,884
Tokyo Electric Power Co. Holdings, Inc. (b)	14,900	45,729
Verbund AG	566	25,314
Xcel Energy, Inc.	742	46,375

		1,931,026

Electrical Equipment—0.0%
ABB, Ltd.	1,343	30,187
Eaton Corp. plc	241	21,083
Emerson Electric Co.	316	19,601
Melrose Industries plc	7,129	10,048
Rockwell Automation, Inc.	79	16,827
Siemens Gamesa Renewable Energy S.A. (b)	300	5,310

		103,056

Electronic Equipment, Instruments & Components—0.1%
Amphenol Corp. - Class A	239	22,899
Corning, Inc.	679	17,586
FLIR Systems, Inc.	387	15,701
Halma plc	1,644	46,851
Hamamatsu Photonics KK	500	21,652
Hirose Electric Co., Ltd.	210	23,020
Ingenico Group S.A. (b)	121	19,268
IPG Photonics Corp. (b)	79	12,671
Keyence Corp.	52	21,711
Keysight Technologies, Inc. (b)	104	10,481
Murata Manufacturing Co., Ltd.	200	11,719
TE Connectivity, Ltd.	227	18,512
Venture Corp., Ltd.	2,700	31,413
Zebra Technologies Corp. - Class A (b)	14	3,583

		277,067

Energy Equipment & Services—0.1%
Baker Hughes Co.	1,571	24,178
Halliburton Co.	1,696	22,014
National Oilwell Varco, Inc.	1,318	16,145
Schlumberger, Ltd.	993	18,261
TechnipFMC plc	2,696	18,441
Tenaris S.A.	3,916	25,245

		124,284

Entertainment—0.2%
Activision Blizzard, Inc.	502	38,102
Electronic Arts, Inc. (b)	347	45,821
Konami Holdings Corp.	1,000	33,311
Live Nation Entertainment, Inc. (b)	441	19,550
Netflix, Inc. (b)	81	36,858
Nexon Co., Ltd.	1,700	38,396
Nintendo Co., Ltd.	51	22,693
Square Enix Holdings Co., Ltd.	500	25,218
Take-Two Interactive Software, Inc. (b)	318	44,383
Toho Co., Ltd.	800	28,887

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—(Continued)
UBISOFT Entertainment S.A. (b)	132	$10,872
Walt Disney Co. (The)	261	29,104

		373,195

Equity Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc.	98	15,900
Apartment Investment & Management Co. - Class A	319	12,007
AvalonBay Communities, Inc.	54	8,351
Covivio	175	12,665
Crown Castle International Corp.	123	20,584
Daiwa House REIT Investment Corp.	9	21,197
Digital Realty Trust, Inc.	71	10,090
Duke Realty Corp.	426	15,076
Equinix, Inc.	18	12,641
Equity Residential	100	5,882
Essex Property Trust, Inc.	49	11,229
Extra Space Storage, Inc.	129	11,916
Federal Realty Investment Trust	179	15,253
Gecina S.A.	44	5,431
GLP J-REIT	8	11,617
Healthpeak Properties, Inc.	366	10,087
Host Hotels & Resorts, Inc.	799	8,621
Iron Mountain, Inc.	226	5,899
Japan Prime Realty Investment Corp.	9	26,526
Japan Real Estate Investment Corp.	6	30,775
Japan Retail Fund Investment Corp.	9	11,238
Kimco Realty Corp.	1,261	16,191
Mid-America Apartment Communities, Inc.	124	14,219
Mirvac Group	7,066	10,636
Nippon Building Fund, Inc.	5	28,461
Nippon Prologis REIT, Inc.	14	42,549
Nomura Real Estate Master Fund, Inc.	7	8,407
Orix JREIT, Inc.	6	7,874
Prologis, Inc.	203	18,946
Public Storage	55	10,554
Realty Income Corp.	177	10,531
Regency Centers Corp.	217	9,958
Simon Property Group, Inc.	99	6,770
SL Green Realty Corp.	119	5,866
UDR, Inc.	253	9,457
United Urban Investment Corp.	5	5,376
Ventas, Inc.	243	8,899
Vornado Realty Trust	240	9,170
Welltower, Inc.	160	8,280
Weyerhaeuser Co.	560	12,578

		527,707

Food & Staples Retailing—0.4%
Alimentation Couche-Tard, Inc. - Class B	376	11,790
Carrefour S.A.	714	11,022
Casino Guichard Perrachon S.A.	426	15,779
Coles Group, Ltd.	1,551	18,424
Cosmos Pharmaceutical Corp.	100	15,326
Costco Wholesale Corp.	133	40,327
Dairy Farm International Holdings, Ltd.	14,891	69,348
Empire Co., Ltd.	2,479	59,364

Food & Staples Retailing—(Continued)
FamilyMart Co., Ltd.	1,800	30,890
George Weston, Ltd.	693	50,765
ICA Gruppen AB	491	23,267
J Sainsbury plc	8,471	21,887
Jeronimo Martins SGPS S.A.	1,274	22,290
Kobe Bussan Co., Ltd.	100	5,637
Kroger Co. (The)	1,097	37,133
Lawson, Inc.	800	40,112
Loblaw Cos., Ltd.	1,549	75,430
METRO AG	2,862	27,039
Metro, Inc.	2,970	122,510
Seven & i Holdings Co., Ltd.	700	22,844
Sundrug Co., Ltd.	600	19,825
Sysco Corp.	505	27,603
Tsuruha Holdings, Inc.	100	13,765
Walgreens Boots Alliance, Inc.	789	33,446
Walmart, Inc.	333	39,887
Welcia Holdings Co., Ltd.	300	24,187
WM Morrison Supermarkets plc	7,958	18,774
Woolworths Group, Ltd.	687	17,716

		916,387

Food Products—0.6%
a2 Milk Co., Ltd. (b)	1,419	18,582
Ajinomoto Co., Inc.	16,200	269,146
Archer-Daniels-Midland Co.	946	37,745
Associated British Foods plc	716	16,967
Barry Callebaut AG	20	38,118
Calbee, Inc.	500	13,826
Campbell Soup Co.	871	43,228
Conagra Brands, Inc.	1,175	41,325
General Mills, Inc.	921	56,780
Hershey Co. (The)	266	34,479
Hormel Foods Corp.	1,031	49,766
J.M. Smucker Co. (The)	364	38,515
Kellogg Co.	746	49,281
Kerry Group plc - Class A	142	17,666
Kikkoman Corp.	300	14,447
Kraft Heinz Co. (The)	1,180	37,630
Lamb Weston Holdings, Inc.	446	28,513
McCormick & Co., Inc.	221	39,650
MEIJI Holdings Co., Ltd.	300	23,857
Mondelez International, Inc. - Class A	740	37,836
Mowi ASA	808	15,357
Nestle S.A.	600	66,285
NH Foods, Ltd.	500	20,060
Nisshin Seifun Group, Inc.	1,400	20,887
Nissin Foods Holdings Co., Ltd.	500	44,256
Orkla ASA	1,360	11,921
Saputo, Inc.	1,060	25,274
Toyo Suisan Kaisha, Ltd.	800	44,662
Tyson Foods, Inc. - Class A	624	37,259
WH Group, Ltd.	14,000	12,015
Wilmar International, Ltd.	10,700	31,515
Yakult Honsha Co., Ltd.	200	11,772
Yamazaki Baking Co., Ltd.	6,291	108,085

		1,356,705

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—0.3%
AltaGas, Ltd.	1,174	$13,534
APA Group	4,843	37,293
Atmos Energy Corp.	392	39,035
Hong Kong & China Gas Co., Ltd.	27,639	42,741
Osaka Gas Co., Ltd.	5,300	104,552
Snam S.p.A.	4,803	23,361
Toho Gas Co., Ltd.	3,700	184,942
Tokyo Gas Co., Ltd.	8,400	200,901

		646,359

Health Care Equipment & Supplies—0.3%
ABIOMED, Inc. (b)	67	16,185
Align Technology, Inc. (b)	75	20,583
Asahi Intecc Co., Ltd.	500	14,208
Baxter International, Inc.	154	13,259
Becton Dickinson & Co.	118	28,234
BioMerieux	213	29,245
Boston Scientific Corp. (b)	655	22,997
Cochlear, Ltd.	314	40,971
Cooper Cos., Inc. (The)	38	10,778
DENTSPLY SIRONA, Inc.	281	12,381
DexCom, Inc. (b)	21	8,513
Edwards Lifesciences Corp. (b)	172	11,887
Fisher & Paykel Healthcare Corp., Ltd.	1,138	26,316
Hologic, Inc. (b)	441	25,137
Hoya Corp.	100	9,577
IDEXX Laboratories, Inc. (b)	28	9,244
Intuitive Surgical, Inc. (b)	36	20,514
Koninklijke Philips NV (b)	519	24,168
Medtronic plc	184	16,873
Olympus Corp.	1,400	26,964
ResMed, Inc.	67	12,864
Smith & Nephew plc	2,535	47,226
Stryker Corp.	116	20,902
Sysmex Corp.	200	15,361
Terumo Corp.	1,000	37,858
Varian Medical Systems, Inc. (b)	180	22,054
West Pharmaceutical Services, Inc.	31	7,042
Zimmer Biomet Holdings, Inc.	155	18,501

		569,842

Health Care Providers & Services—0.2%
Alfresa Holdings Corp.	1,000	20,818
AmerisourceBergen Corp.	202	20,356
Anthem, Inc.	56	14,727
Cardinal Health, Inc.	267	13,935
Centene Corp. (b)	208	13,218
Cigna Corp. (b)	38	7,131
CVS Health Corp.	222	14,423
DaVita, Inc. (b)	248	19,627
Fresenius Medical Care AG & Co. KGaA	240	20,462
HCA Healthcare, Inc.	130	12,618
Henry Schein, Inc. (b)	254	14,831
Humana, Inc.	62	24,040
Laboratory Corp. of America Holdings (b)	149	24,750
McKesson Corp.	78	11,967

Health Care Providers & Services—(Continued)
Medipal Holdings Corp.	1,400	26,952
NMC Health plc (b) (c) (d)	1,427	0
Quest Diagnostics, Inc.	205	23,362
Ramsay Health Care, Ltd.	253	11,662
Ryman Healthcare, Ltd.	1,714	14,539
Sonic Healthcare, Ltd.	1,116	23,560
Suzuken Co., Ltd.	800	29,818
UnitedHealth Group, Inc.	80	23,596
Universal Health Services, Inc. - Class B	172	15,977

		402,369

Health Care Technology—0.0%
Cerner Corp.	294	20,154
Change Healthcare, Inc. (b)	509	5,701
M3, Inc.	500	21,263

		47,118

Hotels, Restaurants & Leisure—0.1%
Aristocrat Leisure, Ltd.	1,149	20,320
Chipotle Mexican Grill, Inc. (b)	18	18,943
Compass Group plc	955	13,138
Darden Restaurants, Inc.	118	8,941
Domino’s Pizza, Inc.	13	4,803
Flutter Entertainment plc (b)	127	16,671
GVC Holdings plc	969	8,878
Hilton Worldwide Holdings, Inc.	113	8,300
La Francaise des Jeux SAEM	356	10,970
Marriott International, Inc. - Class A	33	2,829
McDonald’s Corp.	115	21,214
Oriental Land Co., Ltd.	100	13,204
Restaurant Brands International, Inc.	342	18,614
Sodexo S.A.	204	13,780
Starbucks Corp.	162	11,922
Tabcorp Holdings, Ltd.	9,100	21,310
Whitbread plc (b)	463	12,730
Wynn Resorts, Ltd.	123	9,162
Yum! Brands, Inc.	224	19,468

		255,197

Household Durables—0.1%
Berkeley Group Holdings plc	212	10,925
Leggett & Platt, Inc.	585	20,563
Lennar Corp. - Class A	214	13,187
Mohawk Industries, Inc. (b)	95	9,667
Newell Brands, Inc.	1,144	18,167
Nikon Corp.	800	6,694
PulteGroup, Inc.	885	30,116
Rinnai Corp.	200	16,652
Sekisui Chemical Co., Ltd.	1,100	15,734
Sharp Corp.	900	9,573
Whirlpool Corp.	130	16,839

		168,117

Household Products—0.2%
Church & Dwight Co., Inc.	453	35,017

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Clorox Co. (The)	178	$39,048
Colgate-Palmolive Co.	642	47,033
Henkel AG & Co. KGaA	591	49,115
Kimberly-Clark Corp.	258	36,468
Lion Corp.	1,600	38,360
Pigeon Corp.	400	15,465
Procter & Gamble Co. (The)	582	69,590
Unicharm Corp.	400	16,388

		346,484

Independent Power and Renewable Electricity Producers—0.1%
AES Corp.	3,683	53,367
Electric Power Development Co., Ltd.	2,600	49,294
Uniper SE	833	26,883

		129,544

Industrial Conglomerates—0.1%
3M Co.	82	12,791
General Electric Co.	1,309	8,940
Jardine Matheson Holdings, Ltd.	500	20,895
Jardine Strategic Holdings, Ltd.	400	8,634
Keppel Corp., Ltd.	7,100	30,411
NWS Holdings, Ltd.	16,000	13,824
Roper Technologies, Inc.	26	10,095
Smiths Group plc	1,278	22,320
Toshiba Corp.	200	6,374

		134,284

Insurance—0.2%
Admiral Group plc	145	4,126
Aegon NV	4,643	13,810
Aflac, Inc.	367	13,223
American International Group, Inc.	258	8,044
Aon plc - Class A	84	16,178
Arthur J. Gallagher & Co.	82	7,994
Assurant, Inc.	156	16,113
Chubb, Ltd.	124	15,701
Cincinnati Financial Corp.	187	11,974
Dai-ichi Life Holdings, Inc.	400	4,764
Everest Re Group, Ltd.	65	13,403
Fairfax Financial Holdings, Ltd.	18	5,561
Gjensidige Forsikring ASA (b)	520	9,578
Globe Life, Inc.	194	14,401
Hannover Rueck SE	86	14,792
Hartford Financial Services Group, Inc. (The)	341	13,146
Japan Post Holdings Co., Ltd.	1,800	12,800
Lincoln National Corp.	200	7,358
Manulife Financial Corp.	616	8,381
Marsh & McLennan Cos., Inc.	100	10,737
Poste Italiane S.p.A.	1,605	13,936
Principal Financial Group, Inc.	264	10,967
Progressive Corp. (The)	129	10,334
Prudential Financial, Inc.	155	9,439
Sampo Oyj - A Shares	263	9,036
SCOR SE (b)	234	6,404
Sompo Holdings, Inc.	200	6,878

Insurance—(Continued)
Sony Financial Holdings, Inc.	300	7,220
Swiss Life Holding AG	40	14,793
T&D Holdings, Inc.	1,400	11,969
Tokio Marine Holdings, Inc.	500	21,783
Travelers Cos., Inc. (The)	119	13,572
Tryg A/S	480	13,888
Unum Group	352	5,840

		378,143

Interactive Media & Services—0.1%
Alphabet, Inc. - Class A (b)	25	35,451
Alphabet, Inc. - Class C (b)	3	4,241
Auto Trader Group plc	3,229	21,039
Facebook, Inc. - Class A (b)	179	40,646
Kakaku.com, Inc.	1,100	27,855
LINE Corp. (b)	300	15,085
REA Group, Ltd.	284	21,256
Seek, Ltd.	620	9,410
TripAdvisor, Inc.	249	4,733
Twitter, Inc. (b)	1,032	30,743
Z Holdings Corp.	5,300	25,865

		236,324

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (b)	9	24,829
Booking Holdings, Inc. (b)	8	12,739
eBay, Inc.	510	26,750
Expedia Group, Inc.	147	12,083
Just Eat Takeaway.com NV (b)	86	8,949
Mercari, Inc. (b)	300	9,271
Prosus NV (b)	188	17,448
Rakuten, Inc.	1,000	8,794
Zalando SE (b)	150	10,549
ZOZO, Inc.	400	8,892

		140,304

IT Services—0.2%
Accenture plc - Class A	102	21,901
Afterpay, Ltd. (b)	141	6,077
Akamai Technologies, Inc. (b)	107	11,459
Alliance Data Systems Corp.	142	6,407
Amadeus IT Group S.A.	594	30,907
Atos SE (b)	128	10,895
Automatic Data Processing, Inc.	96	14,293
Capgemini SE	216	24,708
CGI, Inc. (b)	414	26,082
Cognizant Technology Solutions Corp. - Class A	236	13,410
Computershare, Ltd.	2,436	22,384
DXC Technology Co.	416	6,864
Fidelity National Information Services, Inc.	128	17,163
Fiserv, Inc. (b)	165	16,107
Global Payments, Inc.	92	15,605
GMO Payment Gateway, Inc.	100	10,421
International Business Machines Corp.	103	12,439
Itochu Techno-Solutions Corp.	400	14,991
MasterCard, Inc. - Class A	94	27,796

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
NEC Corp.	600	$28,774
Nexi S.p.A. (b)	1,672	28,883
Nomura Research Institute, Ltd.	600	16,372
NTT Data Corp.	1,500	16,690
Obic Co., Ltd.	100	17,585
Paychex, Inc.	233	17,650
PayPal Holdings, Inc. (b)	133	23,173
Shopify, Inc. - Class A (b)	26	24,701
VeriSign, Inc. (b)	79	16,340
Visa, Inc. - A Shares	125	24,146
Western Union Co. (The)	776	16,777

		541,000

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	500	26,278
Hasbro, Inc.	140	10,493
Shimano, Inc.	100	19,233

		56,004

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.	250	22,092
Eurofins Scientific SE (b)	26	16,299
Illumina, Inc. (b)	54	19,999
IQVIA Holdings, Inc. (b)	85	12,060
Lonza Group AG	19	10,019
Mettler-Toledo International, Inc. (b)	12	9,667
PerkinElmer, Inc.	95	9,318
QIAGEN NV (b)	334	14,381
Sartorius Stedim Biotech	120	30,290
Thermo Fisher Scientific, Inc.	46	16,668
Waters Corp. (b)	104	18,762

		179,555

Machinery—0.2%
Caterpillar, Inc.	163	20,619
CNH Industrial NV (b)	2,509	17,527
Cummins, Inc.	51	8,836
Daifuku Co., Ltd.	200	17,473
Dover Corp.	246	23,754
Flowserve Corp.	254	7,244
Hitachi Construction Machinery Co., Ltd.	600	16,596
Hoshizaki Corp.	200	17,138
Ingersoll Rand, Inc. (b)	236	6,636
Kawasaki Heavy Industries, Ltd.	400	5,755
Kone Oyj - Class B	450	30,923
Kurita Water Industries, Ltd.	300	8,324
Nabtesco Corp.	400	12,322
Otis Worldwide Corp.	177	10,064
Parker-Hannifin Corp.	111	20,343
Pentair plc	240	9,118
Sandvik AB (b)	372	6,938
Schindler Holding AG	66	15,530
Snap-on, Inc.	113	15,652
Stanley Black & Decker, Inc.	134	18,677
Sumitomo Heavy Industries, Ltd.	740	16,105
Techtronic Industries Co., Ltd.	2,500	24,389

Machinery—(Continued)
Volvo AB - B Shares (b)	1,271	19,868
Wartsila Oyj Abp	488	4,028
Xylem, Inc.	298	19,358

		373,217

Marine—0.0%
AP Moller - Maersk A/S - Class A	4	4,338

Media—0.3%
Charter Communications, Inc. - Class A (b)	71	36,213
Comcast Corp. - Class A	953	37,148
CyberAgent, Inc.	800	39,245
Dentsu Group, Inc.	1,000	23,720
Discovery, Inc. - Class A (b)	1,205	25,426
Discovery, Inc. - Class C (b)	236	4,545
DISH Network Corp. - Class A (b)	1,108	38,237
Fox Corp. - Class A	204	5,471
Fox Corp. - Class B (b)	974	26,142
Hakuhodo DY Holdings, Inc.	1,000	11,884
Informa plc	4,220	24,553
Interpublic Group of Cos., Inc. (The)	2,310	39,640
News Corp. - Class A	507	6,013
News Corp. - Class B	3,370	40,271
Omnicom Group, Inc.	483	26,372
Pearson plc	14,563	104,098
Quebecor, Inc. - Class B	1,127	24,215
Schibsted ASA - B Shares (b)	484	11,467
SES S.A.	1,419	9,681
Shaw Communications, Inc. - Class B	2,144	34,965
Telenet Group Holding NV	636	26,153
ViacomCBS, Inc. - Class B	1,130	26,352

		621,811

Metals & Mining—0.2%
Agnico Eagle Mines, Ltd.	230	14,727
Anglo American plc	262	6,056
Antofagasta plc	1,171	13,580
ArcelorMittal S.A. (b)	1,441	15,131
Barrick Gold Corp.	824	22,172
BHP Group plc	1,086	22,295
BHP Group, Ltd.	645	16,007
Boliden AB	1,008	22,895
Evraz plc	2,698	9,619
Freeport-McMoRan, Inc.	2,484	28,740
Hitachi Metals, Ltd.	1,500	17,859
JFE Holdings, Inc.	3,100	22,204
Kinross Gold Corp. (b)	2,078	15,000
Kirkland Lake Gold, Ltd.	241	9,923
Maruichi Steel Tube, Ltd.	500	12,419
Newmont Corp.	778	48,034
Nippon Steel Corp.	700	6,583
Norsk Hydro ASA (b)	6,353	17,573
Nucor Corp.	593	24,556
Sumitomo Metal Mining Co., Ltd.	400	11,169
Wheaton Precious Metals Corp.	674	29,644

		386,186

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.4%
AGL Energy, Ltd.	3,392	$40,006
Algonquin Power & Utilities Corp.	1,535	19,843
Ameren Corp.	775	54,529
Atco, Ltd. - Class I	1,159	34,379
Canadian Utilities, Ltd. - Class A	2,019	50,267
CenterPoint Energy, Inc.	3,258	60,827
CMS Energy Corp.	958	55,966
Consolidated Edison, Inc.	694	49,919
Dominion Energy, Inc.	744	60,398
DTE Energy Co.	692	74,390
E.ON SE	2,865	32,211
Engie S.A. (b)	2,003	24,724
National Grid plc	3,129	38,315
NiSource, Inc.	2,468	56,122
Public Service Enterprise Group, Inc.	1,265	62,187
RWE AG	914	31,975
Sempra Energy	424	49,706
Suez S.A.	3,054	35,758
Veolia Environnement S.A.	1,577	35,421
WEC Energy Group, Inc.	592	51,889

		918,832

Multiline Retail—0.1%
Canadian Tire Corp., Ltd. - Class A	218	18,890
Dollar General Corp.	30	5,715
Dollar Tree, Inc. (b)	182	16,868
Dollarama, Inc.	655	21,788
Isetan Mitsukoshi Holdings, Ltd.	2,400	13,761
Marui Group Co., Ltd.	300	5,418
Nordstrom, Inc.	384	5,948
Pan Pacific International Holdings Corp.	3,300	72,372
Ryohin Keikaku Co., Ltd.	500	7,076
Target Corp.	142	17,030
Wesfarmers, Ltd.	931	28,917

		213,783

Oil, Gas & Consumable Fuels—0.6%
Ampol, Ltd.	1,638	33,275
Apache Corp.	1,064	14,364
BP plc	13,032	49,527
Cabot Oil & Gas Corp.	1,534	26,354
Cameco Corp.	3,161	32,411
Canadian Natural Resources, Ltd.	743	12,889
Cenovus Energy, Inc.	1,289	6,029
Chevron Corp.	314	28,018
Concho Resources, Inc.	469	24,154
ConocoPhillips	517	21,724
Devon Energy Corp.	1,519	17,225
Diamondback Energy, Inc.	285	11,919
Enbridge, Inc.	965	29,342
ENEOS Holdings, Inc.	9,100	32,243
Eni S.p.A.	4,165	39,660
EOG Resources, Inc.	279	14,134
Equinor ASA	1,768	25,143
Exxon Mobil Corp.	573	25,625
Galp Energia SGPS S.A.	2,573	29,722

Oil, Gas & Consumable Fuels—(Continued)
Hess Corp.	647	33,521
HollyFrontier Corp.	703	20,528
Idemitsu Kosan Co., Ltd.	1,876	39,801
Imperial Oil, Ltd.	734	11,808
Inpex Corp.	4,300	26,621
Inter Pipeline, Ltd.	1,889	17,588
Keyera Corp.	640	9,744
Kinder Morgan, Inc.	1,803	27,352
Koninklijke Vopak NV	806	42,595
Lundin Energy AB	558	13,427
Marathon Oil Corp.	3,616	22,130
Marathon Petroleum Corp.	323	12,074
Neste Oyj	1,175	45,889
Noble Energy, Inc.	1,431	12,822
Occidental Petroleum Corp.	1,143	20,917
Oil Search, Ltd.	8,502	18,723
OMV AG	841	28,079
ONEOK, Inc.	726	24,118
Origin Energy, Ltd.	5,910	23,941
Parkland Corp.	543	13,483
Pembina Pipeline Corp.	684	17,100
Phillips 66	339	24,374
Pioneer Natural Resources Co.	229	22,373
Repsol S.A.	3,552	31,000
Royal Dutch Shell plc - B Shares	2,515	38,057
Santos, Ltd.	5,202	19,127
Suncor Energy, Inc.	829	13,977
TC Energy Corp.	808	34,520
Total S.A.	1,315	50,088
Valero Energy Corp.	399	23,469
Washington H Soul Pattinson & Co., Ltd.	2,742	37,182
Williams Cos., Inc. (The)	1,550	29,481

		1,279,667

Paper & Forest Products—0.0%
Mondi plc	424	7,923
OJI Holdings Corp.	3,000	13,937
Svenska Cellulosa AB SCA - Class B (b)	1,214	14,416

		36,276

Personal Products—0.1%
Beiersdorf AG	295	33,469
Coty, Inc. - Class A	4,225	18,886
Estee Lauder Cos., Inc. (The) - Class A	186	35,094
Kao Corp.	200	15,833
Kobayashi Pharmaceutical Co., Ltd.	300	26,356
Kose Corp.	100	12,023
L’Oreal S.A. (b)	140	44,883
Pola Orbis Holdings, Inc.	1,200	20,875
Shiseido Co., Ltd.	200	12,680
Unilever NV	353	18,721
Unilever plc	272	14,666

		253,486

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—0.3%
AstraZeneca plc	351	$36,591
Bausch Health Cos., Inc. (b)	1,128	20,639
Bayer AG	246	18,056
Bristol-Myers Squibb Co.	353	20,756
Canopy Growth Corp. (b)	985	15,955
Chugai Pharmaceutical Co., Ltd.	600	32,074
Cronos Group, Inc. (b)	2,201	13,262
Daiichi Sankyo Co., Ltd.	300	24,500
Eisai Co., Ltd.	300	23,780
Eli Lilly and Co.	166	27,254
GlaxoSmithKline plc	1,357	27,495
Hikma Pharmaceuticals plc	1,631	44,830
Hisamitsu Pharmaceutical Co., Inc.	400	21,555
Ipsen S.A.	112	9,510
Johnson & Johnson	142	19,969
Kyowa Kirin Co., Ltd.	1,200	31,485
Merck & Co., Inc.	154	11,909
Merck KGaA	150	17,389
Mylan NV (b)	704	11,320
Nippon Shinyaku Co., Ltd.	300	24,394
Ono Pharmaceutical Co., Ltd.	900	26,179
Orion Oyj - Class B	577	27,896
Otsuka Holdings Co., Ltd.	900	39,226
Perrigo Co. plc	274	15,144
Pfizer, Inc.	475	15,533
Recordati S.p.A.	1,292	64,463
Sanofi	249	25,333
Santen Pharmaceutical Co., Ltd.	1,200	22,059
Sumitomo Dainippon Pharma Co., Ltd.	1,700	23,501
Taisho Pharmaceutical Holdings Co., Ltd.	300	18,360
Takeda Pharmaceutical Co., Ltd.	738	26,340
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	1,418	17,484
Zoetis, Inc.	58	7,948

		782,189

Professional Services—0.1%
Equifax, Inc.	97	16,672
Nielsen Holdings plc	692	10,283
Robert Half International, Inc.	330	17,434
SGS S.A.	12	29,281
Thomson Reuters Corp.	421	28,604
Verisk Analytics, Inc.	124	21,105
Wolters Kluwer NV	156	12,170

		135,549

Real Estate Management & Development—0.1%
Aeon Mall Co., Ltd.	1,000	13,266
Aroundtown S.A. (b)	2,045	11,705
Azrieli Group, Ltd.	94	4,258
CBRE Group, Inc. - Class A (b)	281	12,707
Daito Trust Construction Co., Ltd.	100	9,188
Daiwa House Industry Co., Ltd.	600	14,151
Deutsche Wohnen SE	353	15,836
Mitsubishi Estate Co., Ltd.	1,000	14,871
Sumitomo Realty & Development Co., Ltd.	300	8,249
Swiss Prime Site AG	83	7,667

Real Estate Management & Development—(Continued)
Vonovia SE	239	14,640
Wharf Real Estate Investment Co., Ltd.	2,000	9,545
Wheelock & Co., Ltd. (c) (d)	596	4,714

		140,797

Road & Rail—0.1%
Aurizon Holdings, Ltd.	8,386	28,552
Canadian National Railway Co.	88	7,786
Canadian Pacific Railway, Ltd.	158	40,189
CSX Corp.	245	17,086
J.B. Hunt Transport Services, Inc.	132	15,885
Kansas City Southern	141	21,050
Keio Corp.	400	22,846
Kintetsu Group Holdings Co., Ltd.	900	40,423
MTR Corp., Ltd.	2,000	10,345
Nagoya Railroad Co., Ltd.	500	14,114
Nippon Express Co., Ltd.	500	25,880
Odakyu Electric Railway Co., Ltd.	1,100	27,037
Old Dominion Freight Line, Inc.	43	7,292
Seibu Holdings, Inc.	1,900	20,631
Tobu Railway Co., Ltd.	200	6,610
Union Pacific Corp.	164	27,728

		333,454

Semiconductors & Semiconductor Equipment—0.1%
Advanced Micro Devices, Inc. (b)	147	7,734
Advantest Corp.	300	17,040
Analog Devices, Inc.	146	17,905
ASM Pacific Technology, Ltd.	3,800	40,163
Broadcom, Inc.	57	17,990
Infineon Technologies AG	431	10,074
Microchip Technology, Inc.	200	21,062
Micron Technology, Inc. (b)	139	7,161
NVIDIA Corp.	40	15,196
Qorvo, Inc. (b)	85	9,395
QUALCOMM, Inc.	186	16,965
Renesas Electronics Corp. (b)	2,000	10,234
Rohm Co., Ltd.	100	6,627
Skyworks Solutions, Inc.	105	13,425
STMicroelectronics NV	309	8,383
SUMCO Corp.	500	7,655
Texas Instruments, Inc.	132	16,760
Xilinx, Inc.	160	15,742

		259,511

Software—0.2%
Adobe, Inc. (b)	42	18,283
Autodesk, Inc. (b)	79	18,896
AVEVA Group plc	298	15,087
Blackberry, Ltd. (b)	3,332	16,248
Citrix Systems, Inc.	124	18,341
Constellation Software, Inc.	28	31,615
Dassault Systemes SE	153	26,369
Fortinet, Inc. (b)	40	5,491
Intuit, Inc.	51	15,106
Microsoft Corp.	101	20,554

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
NortonLifeLock, Inc.	654	$12,969
Open Text Corp.	775	32,910
Oracle Corp.	295	16,305
Oracle Corp. Japan	100	11,799
Paycom Software, Inc. (b)	22	6,814
Sage Group plc (The)	3,242	26,960
SAP SE	201	27,978
ServiceNow, Inc. (b)	17	6,886
Synopsys, Inc. (b)	150	29,250
TeamViewer AG (b)	253	13,803
Temenos AG	164	25,427
Trend Micro, Inc.	300	16,754
WiseTech Global, Ltd.	1,190	15,916

		429,761

Specialty Retail—0.2%
ABC-Mart, Inc.	300	17,552
Advance Auto Parts, Inc.	47	6,695
AutoZone, Inc. (b)	19	21,434
Best Buy Co., Inc.	298	26,006
CarMax, Inc. (b)	115	10,298
Gap, Inc. (The)	426	5,376
Hennes & Mauritz AB - B Shares	750	10,845
Industria de Diseno Textil S.A	1,374	36,328
Kingfisher plc	9,450	25,818
L Brands, Inc.	745	11,153
Nitori Holdings Co., Ltd.	100	19,586
O’Reilly Automotive, Inc. (b)	47	19,819
Ross Stores, Inc.	245	20,884
Shimamura Co., Ltd.	200	13,538
Tiffany & Co.	144	17,559
TJX Cos., Inc. (The)	422	21,336
Tractor Supply Co.	220	28,994
Ulta Beauty, Inc. (b)	70	14,239
USS Co., Ltd.	1,200	19,171
Yamada Denki Co., Ltd.	6,200	30,756

		377,387

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	19	6,931
Canon, Inc.	1,200	23,874
FUJIFILM Holdings Corp.	600	25,673
HP, Inc.	794	13,839
Logitech International S.A.	175	11,411
NetApp, Inc.	274	12,157
Ricoh Co., Ltd.	1,100	7,850
Seagate Technology plc	253	12,248
Western Digital Corp.	232	10,243
Xerox Holdings Corp. (b)	336	5,137

		129,363

Textiles, Apparel & Luxury Goods—0.1%
Adidas AG (b)	80	20,930
Cie Financiere Richemont S.A.	471	29,993
EssilorLuxottica S.A. (b)	112	14,355
Gildan Activewear, Inc.	1,428	22,120
Hanesbrands, Inc.	1,640	18,516

Textiles, Apparel & Luxury Goods—(Continued)
Hermes International	40	33,385
NIKE, Inc. - Class B	289	28,336
Pandora A/S	689	37,404
Puma SE (b)	219	16,888
PVH Corp.	44	2,114
Ralph Lauren Corp.	192	13,924
Swatch Group AG (The) - Bearer Shares	129	25,703
Tapestry, Inc.	612	8,127
Under Armour, Inc. - Class A (b)	995	9,691
VF Corp.	341	20,781

		302,267

Tobacco—0.1%
Altria Group, Inc.	744	29,202
Imperial Brands plc	882	16,796
Japan Tobacco, Inc.	1,200	22,264
Philip Morris International, Inc.	495	34,680
Swedish Match AB	287	20,152

		123,094

Trading Companies & Distributors—0.0%
Fastenal Co.	194	8,311
Ferguson plc	77	6,299
Marubeni Corp.	3,300	14,927
MonotaRO Co., Ltd.	200	8,010
United Rentals, Inc. (b)	70	10,433
WW Grainger, Inc.	73	22,934

		70,914

Transportation Infrastructure—0.0%
Aena SME S.A. (b)	35	4,660
Aeroports de Paris	108	11,073
Auckland International Airport, Ltd.	4,470	18,912
Fraport AG Frankfurt Airport Services Worldwide (b)	433	18,867
Sydney Airport	3,397	13,319
Transurban Group	1,608	15,702

		82,533

Water Utilities—0.0%
American Water Works Co., Inc.	295	37,955
Severn Trent plc	873	26,785
United Utilities Group plc	2,922	32,914

		97,654

Wireless Telecommunication Services—0.2%
KDDI Corp.	1,600	47,973
NTT DoCoMo, Inc.	4,300	114,709
Rogers Communications, Inc. - Class B	1,167	46,891
Softbank Corp.	1,600	20,365
SoftBank Group Corp.	400	20,155
T-Mobile U.S., Inc. (b)	472	49,159
Tele2 AB - B Shares	2,432	32,212
Vodafone Group plc	16,068	25,621

		357,085

Total Common Stocks (Cost $23,113,904)		22,626,264

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—6.3%

Security Description	Shares/ Principal Amount*	Value

U.S. Treasury—6.3%
U.S. Treasury Inflation Indexed Bonds
3.375%, 04/15/32 (a)	3,467,448	$5,163,114
3.875%, 04/15/29 (a)	1,559,960	2,205,948
U.S. Treasury Inflation Indexed Notes
0.125%, 01/15/23 (a)	1,111,010	1,139,173
0.250%, 01/15/25 (a)	2,165,440	2,280,699
0.250%, 07/15/29 (a)	2,005,100	2,194,851
0.375%, 07/15/25 (a)	1,081,400	1,156,242

Total U.S. Treasury & Government Agencies (Cost $13,565,457)		14,140,027

Preferred Stocks—0.0%

Automobiles—0.0%
Bayerische Motoren Werke (BMW) AG	211	10,212

Health Care Equipment & Supplies—0.0%
Sartorius AG	33	10,841

Total Preferred Stocks (Cost $20,685)		21,053

Rights—0.0%

Pharmaceuticals—0.0%
Bristol-Myers Squibb Co. (b)	105	376

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (b)	472	79

Total Rights (Cost $398)		455

Short-Term Investments—47.9%

Mutual Funds—4.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.103% (e)	7,470,945	7,470,945
UBS Select Treasury Institutional Fund, Institutional Class, 0.110% (e)	1,732,521	1,732,521

		9,203,466

Repurchase Agreement—33.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $74,874,446; collateralized by U.S. Treasury Note at 2.125%, maturing 03/31/24, with a market value of $76,372,034.	74,874,446	74,874,446

U.S. Treasury—10.3%
U.S. Treasury Bill 1.526%, 07/09/20 (f) (g)	9,000,000	8,999,745
U.S. Treasury Cash Management Bill 0.160%, 09/22/20 (f) (g)	14,000,000	13,995,804

		22,995,549

Total Short-Term Investments (Cost $107,069,697)		107,073,461

Total Investments—89.3% (Cost $197,465,363)		199,543,560
Other assets and liabilities (net)—10.7%		23,892,974

Net Assets—100.0%		$223,436,534

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $22,995,549.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $3,969,323, which is 1.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	261	SSBT	07/30/20	USD	293	$—
EUR	555	SSBT	07/30/20	USD	623	1

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,000,000	SSBT	07/30/20	USD	687,767	$(2,443)
CAD	2,200,000	BNY	07/30/20	USD	1,612,322	(8,308)
CHF	500,000	SSBT	07/30/20	USD	527,907	(258)
EUR	14,135,000	SSBT	07/30/20	USD	15,908,790	18,501
EUR	2,400,000	SSBT	07/30/20	USD	2,696,272	(1,761)
GBP	10,600,000	BBP	07/30/20	USD	13,188,843	51,978
GBP	800,000	SSBT	07/30/20	USD	993,365	1,903
HKD	3,300,000	BNP	07/30/20	USD	425,712	(14)
JPY	571,300,000	SSBT	07/30/20	USD	5,334,085	41,217

Net Unrealized Appreciation						$100,816

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	07/17/20	11	EUR	1,231,010	$3,604
Australian 10 Year Treasury Bond Futures	09/15/20	266	AUD	39,577,706	367,433
Bloomberg Commodity Index Futures	09/16/20	440	USD	2,846,800	(14,564)
Brent Crude Oil Futures	08/28/20	35	USD	1,448,650	3,756
Canada Government Bond 10 Year Futures	09/21/20	221	CAD	33,994,220	58,591
Cattle Feeder Futures	08/27/20	15	USD	996,375	4,131
Cocoa Futures	09/15/20	43	USD	939,980	(99,584)
Coffee “C” Futures	09/18/20	15	USD	568,125	1,914
Copper Futures	09/28/20	17	USD	1,159,613	48,170
Corn Futures	12/14/21	37	USD	690,050	(13,552)
Corn Futures	12/14/20	4	USD	70,100	3,538
Cotton No. 2 Futures	12/08/20	25	USD	761,000	30,963
DAX Index Futures	09/18/20	4	EUR	1,232,550	(379)
Euro-BTP Futures	09/08/20	57	EUR	8,201,160	256,590
Euro-Bobl Futures	09/08/20	149	EUR	20,112,020	88,982
Euro-Bund Futures	09/08/20	59	EUR	10,414,680	89,079
Euro-Buxl 30 Year Bond Futures	09/08/20	22	EUR	4,839,120	101,306
FTSE 100 Index Futures	09/18/20	27	GBP	1,659,825	(32,238)
Gold 100 oz. Futures	08/27/20	18	USD	3,240,900	95,582
Goldman Sachs Commodity Index Futures	07/16/20	59	USD	4,789,325	36,642
Hang Seng Index Futures	07/30/20	13	HKD	15,760,550	13,225
IBEX 35 Index Futures	07/17/20	13	EUR	937,274	(33,924)
10-Year USD Market Agreed Coupon Swap Futures	09/14/20	194	USD	19,584,906	350,553
5-Year USD Market Agreed Coupon Swap Futures	09/14/20	544	USD	54,837,750	385,445
Japanese Government 10 Year Bond Mini Futures	09/11/20	500	JPY	7,594,000,000	(47,299)
LME Nickel Futures	09/14/20	11	USD	844,866	17,900
LME Primary Aluminums	09/14/20	34	USD	1,373,600	78,061
LME Zinc Futures	09/14/20	22	USD	1,125,300	13,240
Lean Hogs Futures	08/14/20	10	USD	196,100	(9,368)
Live Cattle Futures	08/31/20	44	USD	1,694,440	15,123
Low Sulphur Gas Oil Futures	08/12/20	24	USD	852,600	(20,465)
MSCI Emerging Markets Index Mini Futures	09/18/20	373	USD	18,383,305	439,642
Natural Gas Futures	08/27/20	82	USD	1,466,980	(151,982)
New York Harbor ULSD Futures	07/31/20	16	USD	797,328	85,202
OMX Stockholm 30 Index Futures	07/17/20	59	SEK	9,830,875	37,944
RBOB Gasoline Futures	08/31/20	15	USD	748,062	58,184
Russell 2000 Index E-Mini Futures	09/18/20	278	USD	19,982,640	802,188
S&P 500 Index E-Mini Futures	09/18/20	143	USD	22,094,930	475,812

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P TSX 60 Index Futures	09/17/20	18	CAD	3,342,600	$42,509
SPI 200 Index Futures	09/17/20	21	AUD	3,093,300	36,201
Silver Futures	09/28/20	17	USD	1,584,145	56,745
Soybean Futures	11/13/20	14	USD	617,575	22,382
Soybean Meal Futures	12/14/20	21	USD	621,390	9,372
Soybean Oil Futures	09/14/20	61	USD	1,035,780	(20,685)
Sugar No. 11 Futures	09/30/20	57	USD	763,526	52,279
TOPIX Index Futures	09/10/20	12	JPY	187,020,000	(71,784)
U.S. Treasury Long Bond Future	09/21/20	134	USD	23,927,375	75,982
U.S. Treasury Note 10 Year Futures	09/21/20	152	USD	21,154,125	52,348
U.S. Treasury Note 2 Year Futures	09/30/20	132	USD	29,149,313	2,821
U.S. Treasury Note 5 Year Futures	09/30/20	147	USD	18,484,102	32,423
United Kingdom Long Gilt Bond Futures	09/28/20	145	GBP	19,957,800	96,824
Wheat Futures	09/14/20	31	USD	762,213	(43,871)

Net Unrealized Appreciation					$3,882,991

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid	Unrealized Appreciation
Pay	3M LIBOR	Quarterly	0.750%	Semi-Annually	12/16/22	USD	32,433,000	$352,219	$322,731	$29,488
Pay	3M LIBOR	Quarterly	1.500%	Semi-Annually	09/16/22	USD	75,474,000	1,942,112	1,302,340	639,772

Totals								$2,294,331	$1,625,071	$669,260

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$29,659,106	$—	$29,659,106
Total Mutual Fund*	26,023,194	—	—	26,023,194
Common Stocks
Aerospace & Defense	138,408	52,654	—	191,062
Air Freight & Logistics	68,220	30,891	—	99,111
Airlines	48,256	29,565	—	77,821
Auto Components	42,262	36,624	—	78,886
Automobiles	26,184	47,700	—	73,884
Banks	237,529	331,546	—	569,075
Beverages	212,538	318,640	—	531,178
Biotechnology	153,763	104,528	—	258,291
Building Products	79,258	43,068	—	122,326
Capital Markets	201,587	86,924	—	288,511
Chemicals	447,343	509,418	—	956,761
Commercial Services & Supplies	81,721	20,903	—	102,624
Communications Equipment	75,412	63,740	—	139,152
Construction & Engineering	37,768	19,296	—	57,064
Construction Materials	53,217	45,850	—	99,067
Consumer Finance	17,052	1	—	17,053
Containers & Packaging	218,275	—	—	218,275
Distributors	29,068	26,099	—	55,167
Diversified Consumer Services	13,923	13,446	—	27,369
Diversified Financial Services	24,197	88,579	—	112,776
Diversified Telecommunication Services	333,420	668,166	—	1,001,586
Electric Utilities	880,825	1,050,201	—	1,931,026
Electrical Equipment	57,511	45,545	—	103,056
Electronic Equipment, Instruments & Components	101,433	175,634	—	277,067
Energy Equipment & Services	99,039	25,245	—	124,284
Entertainment	213,818	159,377	—	373,195
Equity Real Estate Investment Trusts	304,955	222,752	—	527,707
Food & Staples Retailing	498,255	418,132	—	916,387
Food Products	557,281	799,424	—	1,356,705
Gas Utilities	52,569	593,790	—	646,359
Health Care Equipment & Supplies	297,948	271,894	—	569,842
Health Care Providers & Services	254,558	147,811	0	402,369
Health Care Technology	25,855	21,263	—	47,118
Hotels, Restaurants & Leisure	124,196	131,001	—	255,197
Household Durables	108,539	59,578	—	168,117
Household Products	227,156	119,328	—	346,484
Independent Power and Renewable Electricity Producers	53,367	76,177	—	129,544
Industrial Conglomerates	31,826	102,458	—	134,284
Insurance	212,366	165,777	—	378,143

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Interactive Media & Services	$115,814	$120,510	$—	$236,324
Internet & Direct Marketing Retail	76,401	63,903	—	140,304
IT Services	312,313	228,687	—	541,000
Leisure Products	10,493	45,511	—	56,004
Life Sciences Tools & Services	108,566	70,989	—	179,555
Machinery	160,301	212,916	—	373,217
Marine	—	4,338	—	4,338
Media	371,010	250,801	—	621,811
Metals & Mining	192,796	193,390	—	386,186
Multi-Utilities	680,422	238,410	—	918,832
Multiline Retail	86,239	127,544	—	213,783
Oil, Gas & Consumable Fuels	655,567	624,100	—	1,279,667
Paper & Forest Products	—	36,276	—	36,276
Personal Products	53,980	199,506	—	253,486
Pharmaceuticals	197,173	585,016	—	782,189
Professional Services	94,098	41,451	—	135,549
Real Estate Management & Development	12,707	123,376	4,714	140,797
Road & Rail	137,016	196,438	—	333,454
Semiconductors & Semiconductor Equipment	159,335	100,176	—	259,511
Software	249,668	180,093	—	429,761
Specialty Retail	203,793	173,594	—	377,387
Technology Hardware, Storage & Peripherals	60,555	68,808	—	129,363
Textiles, Apparel & Luxury Goods	123,609	178,658	—	302,267
Tobacco	63,882	59,212	—	123,094
Trading Companies & Distributors	41,678	29,236	—	70,914
Transportation Infrastructure	—	82,533	—	82,533
Water Utilities	37,955	59,699	—	97,654
Wireless Telecommunication Services	96,050	261,035	—	357,085
Total Common Stocks	10,942,319	11,679,231	4,714	22,626,264
Total U.S. Treasury & Government Agencies*	—	14,140,027	—	14,140,027
Total Preferred Stocks*	—	21,053	—	21,053
Total Rights*	455	—	—	455
Short-Term Investments
Mutual Funds	9,203,466	—	—	9,203,466
Repurchase Agreement	—	74,874,446	—	74,874,446
U.S. Treasury	—	22,995,549	—	22,995,549
Total Short-Term Investments	9,203,466	97,869,995	—	107,073,461
Total Investments	$46,169,434	$153,369,412	$4,714	$199,543,560

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$113,600	$—	$113,600
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(12,784)	—	(12,784)
Total Forward Contracts	$—	$100,816	$—	$100,816
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$4,442,686	$—	$—	$4,442,686
Futures Contracts (Unrealized Depreciation)	(559,695)	—	—	(559,695)
Total Futures Contracts	$3,882,991	$—	$—	$3,882,991
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$669,260	$—	$669,260

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfer from Level 2 to Level 3 in the amount of $33,499 was due to a trading halt on the security’s exchange which resulted in the lack of observable inputs.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$124,669,114
Repurchase Agreement at value which equals cost	74,874,446
Cash	16,249,206
Cash denominated in foreign currencies (b)	845,600
Cash collateral for centrally cleared swap contracts	1,320,291
Unrealized appreciation on forward foreign currency exchange contracts	113,600
Receivable for:
Investments sold	623
Fund shares sold	11
Dividends and interest	297,239
Variation margin on futures contracts	5,535,227

Total Assets	223,905,357
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	12,784
Payables for:
Investments purchased	778
Fund shares redeemed	33,229
Variation margin on centrally cleared swap contracts	5,254
Accrued Expenses:
Management fees	117,725
Distribution and service fees	45,279
Deferred trustees’ fees	102,636
Other expenses	151,138

Total Liabilities	468,823

Net Assets	$223,436,534

Net Assets Consist of:
Paid in surplus	$220,064,158
Distributable earnings (Accumulated losses)	3,372,376

Net Assets	$223,436,534

Net Assets
Class B	$223,436,534
Capital Shares Outstanding*
Class B	21,348,483
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$10.47

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreement, was $122,590,917.
(b)	Identified cost of cash denominated in foreign currencies was $843,550.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$795,649
Interest	117,468

Total investment income	913,117
Expenses
Management fees	717,127
Administration fees	32,360
Custodian and accounting fees	59,982
Distribution and service fees—Class B	275,818
Audit and tax services	46,477
Legal	27,888
Trustees’ fees and expenses	13,815
Shareholder reporting	10,090
Insurance	776
Miscellaneous	11,533

Total expenses	1,195,866

Net Investment Loss	(282,749)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	(156,844)
Futures contracts	(6,706,819)
Swap contracts	2,942,458
Foreign currency transactions	68,397
Forward foreign currency transactions	1,877,374

Net realized loss	(1,975,434)

Net change in unrealized appreciation (depreciation) on:
Investments	(5,665,106)
Futures contracts	4,273,694
Swap contracts	1,015,475
Foreign currency transactions	(19,631)
Forward foreign currency transactions	602,124

Net change in unrealized appreciation	206,556

Net realized and unrealized loss	(1,768,878)

Net Decrease in Net Assets From Operations	$(2,051,627)

(a)	Net of foreign withholding taxes of $23,685.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(282,749)	$1,250,214
Net realized gain (loss)	(1,975,434)	33,585,017
Net change in unrealized appreciation	206,556	7,395,873

Increase (decrease) in net assets from operations	(2,051,627)	42,231,104

From Distributions to Shareholders
Class B	(22,399,082)	(7,176,006)

Total distributions	(22,399,082)	(7,176,006)

Increase in net assets from capital share transactions	15,094,469	2,436,192

Total increase (decrease) in net assets	(9,356,240)	37,491,290

Net Assets
Beginning of period	232,792,774	195,301,484

End of period	$223,436,534	$232,792,774

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	867,331	$9,594,314	2,598,426	$29,371,730
Reinvestments	2,170,454	22,399,082	652,364	7,176,006
Redemptions	(1,500,193)	(16,898,927)	(3,043,266)	(34,111,544)

Net increase	1,537,592	$15,094,469	207,524	$2,436,192

Increase derived from capital shares transactions		$15,094,469		$2,436,192

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016		2015
Net Asset Value, Beginning of Period	$11.75		$9.96	$11.62	$10.32	$9.62		$10.31

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		0.06	0.09	0.02	(0.06	)(b)	(0.08)
Net realized and unrealized gain (loss)	(0.11)		2.11	(0.93)	1.28	1.13		(0.48)

Total income (loss) from investment operations	(0.12)		2.17	(0.84)	1.30	1.07		(0.56)

Less Distributions
Distributions from net investment income	(0.38)		(0.38)	0.00	0.00	(0.18)		(0.06)
Distributions from net realized capital gains	(0.78)		0.00	(0.82)	0.00	(0.19)		(0.07)

Total distributions	(1.16)		(0.38)	(0.82)	0.00	(0.37)		(0.13)

Net Asset Value, End of Period	$10.47		$11.75	$9.96	$11.62	$10.32		$9.62

Total Return (%) (c)	(0.84	)(d)	21.99	(7.59)	12.60	11.12		(5.48)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.08	(e)	1.10	1.08	1.13	1.30		1.50
Net ratio of expenses to average net assets (%) (f)	1.08	(e)	1.10	1.08	1.13	1.30		1.30
Ratio of net investment income (loss) to average net assets (%)	(0.26	)(e)	0.57	0.82	0.20	(0.60	)(b)	(0.77)
Portfolio turnover rate (%)	56	(d)	46	20	30	1		68
Net assets, end of period (in millions)	$223.4		$232.8	$195.3	$257.0	$188.7		$54.4

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers and expenses reimbursed by the Adviser.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PanAgora Global Diversified Risk Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—PanAgora Global Diversified Risk Portfolio, Ltd.

The Portfolio may invest up to 25% of its total assets in the PanAgora Global Diversified Risk Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies.

The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary invests primarily in commodity futures and swaps on commodity futures, but it may also invest in other commodity related instruments and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by the PanAgora Asset Management, Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $33,149,073 in the Subsidiary, representing 14.8% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

BHFTI-25

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to controlled foreign corporation adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-26

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had investments in repurchase agreements with a gross value of $74,874,446, which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity futures, interest rate futures and commodity futures were used for investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a

BHFTI-27

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of

BHFTI-28

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$669,260
	Unrealized appreciation on futures contracts (b) (c)	1,958,377	Unrealized depreciation on futures contracts (b) (c)	$47,299
Equity	Unrealized appreciation on futures contracts (b) (c)	1,851,125	Unrealized depreciation on futures contracts (b) (c)	138,325
Commodity	Unrealized appreciation on futures contracts (b) (c)	633,184	Unrealized depreciation on futures contracts (b) (c)	374,071
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	113,600	Unrealized depreciation on forward foreign currency exchange contracts	12,784

Total		$5,225,546		$572,479

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its consolidated financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 5), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$51,978	$—	$—	$51,978
State Street Bank and Trust Co.	61,622	(4,462)	—	57,160

	$113,600	$(4,462)	$—	$109,138

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Bank of New York Mellon	$8,308	$—	$—	$8,308
BNP Paribas S.A.	14	—	—	14
State Street Bank and Trust Co.	4,462	(4,462)	—	—

	$12,784	$(4,462)	$—	$8,322

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-29

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$1,877,374	$1,877,374
Futures contracts	9,828,468	(9,136,150)	(7,399,137)	—	(6,706,819)
Swap contracts	2,942,458	—	—	—	2,942,458

	$12,770,926	$(9,136,150)	$(7,399,137)	$1,877,374	$(1,886,987)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Equity	Commodity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$602,124	$602,124
Futures contracts	4,521,946	314,657	(562,909)	—	4,273,694
Swap contracts	1,015,475	—	—	—	1,015,475

	$5,537,421	$314,657	$(562,909)	$602,124	$5,891,293

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$49,337,833
Futures contracts long	425,797,675
Futures contracts short	(3,240,498)
Swap contracts	115,471,500

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into

BHFTI-30

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s

BHFTI-31

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$9,999,836	$45,316,835	$12,173,623	$54,804,009

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average daily net assets
$717,127	0.650%	First $250 million
	0.640%	$250 million to $750 million
	0.630%	$750 million to $1 billion
	0.600%	Over $1 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of

BHFTI-32

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$199,167,107

Gross unrealized appreciation	10,897,866
Gross unrealized depreciation	(4,539,661)

Net unrealized appreciation (depreciation)	$6,358,205

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$7,176,006	$6,892,896	$—	$10,150,326	$7,176,006	$17,043,222

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$14,780,094	$7,344,965	$5,804,793	$—	$27,929,852

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $5,290,588 and accumulated long-term capital losses of $6,130,694.

10. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-33

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-34

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the PIMCO Inflation Protected Bond Portfolio returned 5.98%, 5.83%, and 5.94%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. TIPS Index1, returned 6.01%.

MARKET ENVIRONMENT / CONDITIONS

Financial markets have been on a slow recovery from the initial COVID-19 shock in the beginning of this year. Investor panic has subdued as the first glimpses towards vaccines and treatments arose. Furthermore, extraordinary actions in fiscal stimulus and asset purchasing programs also helped stimulate the markets. Nonetheless, the virus’s presence continues to harm the true economy: unprecedented declines in employment, gross domestic product (“GDP”), consumer demand across the globe, and a resurgence of cases where social distancing polices are relaxed.

In April, the outbreak of COVID-19 evolved into a truly global humanitarian crisis. Nonetheless, fiscal and monetary actions as well as hope of vaccines and treatments have helped stimulate financial markets: the S&P 500 Index posted a 12.5% gain for the month of April, and credit markets recovered after they bottomed in March. Despite the financial rally, COVID-19’s negative shock to the real economy remains clear in that lackluster demand for oil drove West Texas Intermediate oil futures down below zero, personal consumption declined by 7.6%, U.S. jobless claims reached 26 million, and U.S. GDP contracted by 4.8% in the first quarter.

A gradual recovery of financial markets continued throughout May. Global equities mostly gained, credit spreads tightened, and oil prices staged a comeback. This stability was driven by a variety of factors. On the virus front, regions such as the U.K. as well as certain U.S. states have begun to relax social distancing restrictions, and there is strengthened optimism amidst testing advancements for a vaccine. In complement to this, the E.U. and Japan both announced new fiscal stimulus plans and the European Central Bank (the “ECB”), Bank of England, and U.S. Federal Reserve (the “Fed”) all kept their asset purchasing programs unchanged.

June highlighted the complexity in easing lockdowns as many U.S. states saw a resurgence in COVID-19 cases. As a result, we continued to see an emphasis on fiscal and monetary stimulus talks. Congress discussed the Phase 4 stimulus bill while the Fed strengthened its “main street” lending program and re-emphasized its plan to keep rates near zero for the foreseeable future. Similarly, the ECB announced an increase in the size of its Pandemic Emergency Purchase Program by another €600 and pledged to keep asset purchasing towards the end of 2022.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

Real (after inflation) duration and curve positioning strategies in the U.S., which were partially implemented through the use of cash bonds, futures, and interest rate swaps, added to performance as rates fell in the U.S. amid the Fed’s dovish policy and supportive fiscal policy. On the other hand, an underweight to nominal duration, sourced primarily from short exposure to the U.K. and Germany, through the use of swaps and futures, detracted as global developed rates generally fell. Tactical short exposure to Eurozone and U.K. breakeven inflation (the difference between nominal and real yields) contributed as inflation expectations in the region fell. Fixed income spread sector exposure, including positions in investment-grade corporate credit and residential Mortgage-Backed Securities (“MBS”) detracted from performance amid spread widening over the period, but was partially offset by gains from a short high yield Credit Default Swap index position. Within currencies, exposure to emerging market currencies detracted from performance as these currencies depreciated versus the U.S. dollar over the period. All derivatives utilized in the Portfolio performed in line with expectations.

The Portfolio ended the period with a modest overweight duration position relative to the benchmark largely driven by an overweight to real duration exposure in the U.S. We favored U.S. breakevens given expectations that remain below long-term fair value and the possible re-emergence of inflation risk premia. However, during the period, we tactically sought opportunities globally, focusing on relative value across curves and countries. We continued to favor being short U.K. breakevens versus U.S. breakevens. Additionally, at period end, in the Eurozone, we held a modest overweight to Italian inflation-linked bond exposure given attractive auction dynamics and pricing relative to non-inflation linked bonds. Within tactical exposure to spread sectors, we remained roughly neutral in corporate credit given continued fragilities and likely upcoming downgrades and were overweight U.S. Agency MBS and Danish Mortgages given attractive valuations and yield pickup. Within currencies, we maintained mod-

BHFTI-1

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

est long euro vs. short British pound to hedge some hard Brexit (U.K.’s withdrawal from the European Union) risk.

Steve Rodosky

Daniel He

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding.

BHFTI-2

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. TIPS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
PIMCO Inflation Protected Bond Portfolio
Class A	5.98	8.14	3.54	3.41
Class B	5.83	7.79	3.28	3.15
Class E	5.94	8.00	3.40	3.26
Bloomberg Barclays U.S. TIPS Index	6.01	8.28	3.75	3.52

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	123.9
Corporate Bonds & Notes	7.8
Asset-Backed Securities	6.7
Foreign Government	6.2
Mortgage-Backed Securities	4.0

BHFTI-3

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Inflation Protected Bond Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.99%	$1,000.00	$1,059.80	$5.07
	Hypothetical*	0.99%	$1,000.00	$1,019.94	$4.97

Class B (a)	Actual	1.24%	$1,000.00	$1,058.30	$6.35
	Hypothetical*	1.24%	$1,000.00	$1,018.70	$6.22

Class E (a)	Actual	1.14%	$1,000.00	$1,059.40	$5.84
	Hypothetical*	1.14%	$1,000.00	$1,019.20	$5.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—123.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—18.3%
Fannie Mae ARM Pool
2.891%, 12M MTA + 1.200%, 07/01/44 (a)	8,077	$8,095
2.891%, 12M MTA + 1.200%, 09/01/44 (a)	12,574	12,603
4.321%, 1Y H15 + 2.360%, 11/01/34 (a)	265,861	279,106
Fannie Mae REMICS (CMO)
0.228%, 1M LIBOR + 0.060%, 12/25/36 (a)	24,348	24,119
0.236%, 1M LIBOR + 0.060%, 07/25/37 (a)	202,698	199,329
0.335%, 1M LIBOR + 0.150%, 08/25/34 (a)	27,122	26,901
0.535%, 1M LIBOR + 0.350%, 07/25/37 (a)	4,581	4,566
0.565%, 1M LIBOR + 0.380%, 07/25/37 (a)	49,389	49,378
0.585%, 1M LIBOR + 0.400%, 03/25/49 (a)	9,537,738	9,528,836
3.723%, 05/25/35 (a)	133,009	139,266
Fannie Mae Whole Loan (CMO) 0.535%, 1M LIBOR + 0.350%, 05/25/42 (a)	32,388	32,434
Freddie Mac ARM Non-Gold Pool 3.937%, 1Y H15 + 2.225%, 01/01/34 (a)	36,134	37,730
Freddie Mac REMICS (CMO) 0.720%, 1M LIBOR + 0.350%, 07/15/44 (a)	2,665,131	2,672,570
Freddie Mac Strips (CMO) 0.635%, 1M LIBOR + 0.450%, 09/15/42 (a)	3,870,493	3,917,807
Freddie Mac Structured Pass-Through Securities (CMO)
0.315%, 1M LIBOR + 0.130%, 08/25/31 (a)	26,507	26,408
2.704%, 12M MTA + 1.200%, 10/25/44 (a)	1,446,587	1,461,095
2.891%, 12M MTA + 1.200%, 02/25/45 (a)	428,550	432,201
Government National Mortgage Association (CMO)
0.590%, 1M LIBOR + 0.400%, 02/20/49 (a)	9,004,705	8,988,631
1.133%, 1M LIBOR + 0.830%, 08/20/66 (a)	248,286	250,749
1.904%, 12M LIBOR + 0.750%, 04/20/67 (a)	2,986,949	3,045,239
2.266%, 12M LIBOR + 0.150%, 08/20/68 (a)	4,135,903	4,092,390
Uniform Mortgage-Backed Securities
2.000%, TBA (b)	17,500,000	17,819,458
2.500%, TBA (b)	49,300,000	51,170,553
3.000%, TBA (b)	44,000,000	46,180,748
3.500%, TBA (b)	88,420,000	92,993,945
4.000%, TBA (b)	139,100,000	147,443,653

		390,837,810

U.S. Treasury—105.6%
U.S. Treasury Inflation Indexed Bonds
0.625%, 02/15/43 (c) (d)	9,592,612	11,309,217
0.750%, 02/15/42 (c)	33,162,362	39,729,319
0.750%, 02/15/45 (c)	17,163,113	21,005,261
0.875%, 02/15/47 (c) (e)	40,931,304	52,230,256
1.000%, 02/15/46 (c)	55,641,557	71,978,689
1.375%, 02/15/44 (c) (e)	83,652,042	114,209,586
1.750%, 01/15/28 (c) (e)	117,770,436	140,577,290
2.000%, 01/15/26 (c) (e)	66,833,597	77,748,830
2.125%, 02/15/40 (c)	41,206,798	60,774,215
2.125%, 02/15/41 (c)	15,844,171	23,680,821
2.375%, 01/15/25 (c) (e)	96,940,741	111,726,029
2.375%, 01/15/27 (c)	25,483,866	30,970,744
2.500%, 01/15/29 (c) (e)	71,914,598	92,236,016
3.375%, 04/15/32 (c) (d) (m)	2,799,964	4,169,215
3.625%, 04/15/28 (c)	30,394,994	40,925,670
3.875%, 04/15/29 (c)	31,698,387	44,824,862

U.S. Treasury —(Continued)
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/21 (c) (e)	120,596,157	121,281,781
0.125%, 01/15/22 (c)	47,950,253	48,644,844
0.125%, 04/15/22 (c)	43,208,782	43,881,183
0.125%, 07/15/22 (c) (f) (g)	33,898,634	34,728,630
0.125%, 01/15/23 (c) (e)	93,333,560	95,699,446
0.125%, 10/15/24 (c) (e)	61,758,037	64,750,747
0.125%, 07/15/26 (c) (e)	102,611,534	109,081,262
0.250%, 07/15/29 (c) (e)	81,522,296	89,237,100
0.375%, 07/15/23 (c)	74,207,088	77,348,098
0.375%, 07/15/25 (c)	60,472,969	64,658,190
0.375%, 01/15/27 (c)	70,906,268	76,486,707
0.375%, 07/15/27 (c)	53,759,388	58,491,360
0.500%, 01/15/28 (c) (e)	77,303,744	84,715,813
0.625%, 07/15/21 (c)	2,972	3,026
0.625%, 04/15/23 (c)	54,192,251	56,402,847
0.625%, 01/15/24 (c) (d) (f) (m)	4,342,426	4,577,636
0.625%, 01/15/26 (c) (e)	208,890,780	226,414,907
0.750%, 07/15/28 (c)	45,574,914	51,415,504
0.875%, 01/15/29 (c) (d)	2,351,160	2,680,389
U.S. Treasury Notes 1.750%, 12/31/24 (e)	2,260,000	2,411,226

		2,251,006,716

Total U.S. Treasury & Government Agencies (Cost $2,519,502,424)		2,641,844,526

Corporate Bonds & Notes—7.8%

Agriculture—0.3%
Imperial Brands Finance plc 2.950%, 07/21/20 (144A)	3,400,000	3,403,301
Japan Tobacco, Inc. 2.000%, 04/13/21	1,800,000	1,811,780

		5,215,081

Airlines—0.0%
Delta Air Lines, Inc. 2.600%, 12/04/20	400,000	395,560

Auto Manufacturers—0.3%
FCE Bank plc 1.875%, 06/24/21 (EUR)	700,000	768,314
Ford Motor Credit Co. LLC
3.157%, 08/04/20	1,200,000	1,192,740
3.200%, 01/15/21	1,200,000	1,182,000
3.550%, 10/07/22	2,100,000	2,037,420
General Motors Co. 1.274%, 3M LIBOR + 0.800%, 08/07/20 (a)	170,000	169,959
Nissan Motor Acceptance Corp.
1.900%, 09/14/21 (144A)	100,000	98,194
2.650%, 07/13/22 (144A)	100,000	98,458

		5,547,085

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks — 3.9%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	$217,976
Banco Santander S.A. 6.250%, 5Y EUR Swap + 5.640%, 09/11/21 (EUR) (a)	100,000	107,294
Bank of America Corp.
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,603,824
BBVA Bancomer S.A. 6.500%, 03/10/21	1,153,000	1,180,326
Cooperative Rabobank UA 6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (a)	1,600,000	1,844,786
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	6,600,000	7,010,792
Deutsche Bank AG 4.250%, 10/14/21	11,700,000	12,005,895
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	3,460,710
JPMorgan Chase & Co. 4.230%, 3M LIBOR + 3.470%, 12/29/49 (a)	440,000	400,532
Lloyds Banking Group plc
1.106%, 3M LIBOR + 0.800%, 06/21/21 (a)	3,400,000	3,414,212
4.947%, 5Y EUR Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	979,551
Mitsubishi UFJ Financial Group, Inc. 2.230%, 3M LIBOR + 1.880%, 03/01/21 (a)	918,000	928,189
Nykredit Realkredit A/S
1.000%, 10/01/50 (DKK)	200,754,565	30,003,323
2.500%, 10/01/47 (DKK)	12,761	2,021
Royal Bank of Scotland Group plc
1.847%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,601,512
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,846,880
7.500%, 5Y USD Swap + 5.800%, 08/10/20 (a)	900,000	903,150
8.625%, 5Y USD Swap + 7.598%, 08/15/21 (a)	1,040,000	1,081,340
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	12,331,311

		81,923,624

Beverages—0.0%
Keurig Dr Pepper, Inc. 3.551%, 05/25/21	300,000	308,337

Chemicals—0.1%
Ecolab, Inc. 4.350%, 12/08/21	1,300,000	1,374,372
Syngenta Finance NV
3.933%, 04/23/21 (144A)	900,000	908,761
4.441%, 04/24/23 (144A)	400,000	419,821

		2,702,954

Commercial Services—0.0%
Central Nippon Expressway Co., Ltd. 2.241%, 02/16/21	200,000	201,094
RELX Capital, Inc. 3.500%, 03/16/23	300,000	319,914

		521,008

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	214,107

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, 10/30/20	400,000	401,739
Air Lease Corp.
2.500%, 03/01/21	500,000	500,071
3.375%, 06/01/21	200,000	200,795
Ally Financial, Inc. 4.250%, 04/15/21	100,000	101,803
Avolon Holdings Funding, Ltd. 5.500%, 01/15/23 (144A)	200,000	188,310
International Lease Finance Corp. 8.250%, 12/15/20	900,000	921,112
Jyske Realkredit A/S
1.000%, 10/01/50 (DKK)	107,253,847	16,048,274
2.500%, 10/01/47 (DKK)	9,340	1,479
Mitsubishi UFJ Lease & Finance Co., Ltd. 3.960%, 09/19/23 (144A)	400,000	427,911
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/50 (DKK)	69,683,393	10,427,556
2.500%, 10/01/47 (DKK)	2,201	348
OneMain Finance Corp.
7.750%, 10/01/21	1,100,000	1,144,495
8.250%, 12/15/20	100,000	103,300
Park Aerospace Holdings, Ltd.
3.625%, 03/15/21 (144A)	100,000	98,681
5.250%, 08/15/22 (144A)	100,000	93,871
Realkredit Danmark A/S 2.500%, 04/01/47 (DKK)	19,728	3,115

		30,662,860

Electric—0.2%
Enel Finance International NV 2.875%, 05/25/22 (144A)	500,000	517,193
Eversource Energy 2.900%, 10/01/24	100,000	107,257
Sempra Energy
0.763%, 3M LIBOR + 0.450%, 03/15/21 (a)	1,700,000	1,702,842
2.900%, 02/01/23	500,000	522,381
4.050%, 12/01/23	400,000	435,894

		3,285,567

Food—0.2%
Conagra Brands, Inc. 3.800%, 10/22/21	3,200,000	3,325,638

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	209,788

Healthcare-Products—0.1%
Zimmer Biomet Holdings, Inc. 1.066%, 3M LIBOR + 0.750%, 03/19/21 (a)	1,900,000	1,899,669

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.1%
DR Horton, Inc. 5.750%, 08/15/23	900,000	$1,017,126

Insurance—0.0%
Jackson National Life Global Funding
2.375%, 09/15/22 (144A)	300,000	308,721
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	107,101

		415,822

Internet—0.0%
eBay, Inc. 2.600%, 07/15/22	100,000	103,392

Machinery-Construction & Mining—0.0%
Komatsu Finance America, Inc. 2.437%, 09/11/22	200,000	204,469

Media—0.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	200,000	213,236

Miscellaneous Manufacturing—0.2%
Textron, Inc. 0.998%, 3M LIBOR + 0.550%, 11/10/20 (a)	4,620,000	4,606,023

Oil & Gas—0.3%
Petrobras Global Finance B.V.
5.093%, 01/15/30 (144A)	4,897,000	4,877,412
6.125%, 01/17/22	268,000	280,730
6.250%, 12/14/26 (GBP)	400,000	524,268
YPF S.A. 33.088%, BADLAR + 6.000%, 03/04/21 (ARS) (a)	22,740,000	209,080

		5,891,490

Pharmaceuticals—0.0%
AbbVie, Inc. 2.300%, 05/14/21	500,000	506,348
CVS Health Corp. 3.350%, 03/09/21	54,000	55,071
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	100,000	105,917

		667,336

Real Estate—0.0%
Akelius Residential Property AB 3.375%, 09/23/20 (EUR)	100,000	113,070

Retail—0.3%
McDonald’s Corp. 1.317%, 3M LIBOR + 0.430%, 10/28/21 (a)	6,900,000	6,915,368

Semiconductors—0.0%
NXP B.V. / NXP Funding LLC
3.875%, 09/01/22 (144A)	200,000	211,436
4.125%, 06/01/21 (144A)	400,000	411,933
4.625%, 06/01/23 (144A)	200,000	219,369

		842,738

Software—0.0%
VMware, Inc.
3.900%, 08/21/27	300,000	317,793

Telecommunications—0.3%
AT&T, Inc.
1.100%, 3M LIBOR + 0.750%, 06/01/21 (a)	3,600,000	3,618,234
5.150%, 02/15/50	1,900,000	2,435,363
5.300%, 08/15/58	700,000	910,523
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.360%, 09/20/21 (144A)	31,250	31,631

		6,995,751

Trucking & Leasing—0.1%
Aviation Capital Group Corp. 6.750%, 04/06/21 (144A)	1,800,000	1,804,696
NTT Finance Corp. 1.900%, 07/21/21	200,000	202,290
SMBC Aviation Capital Finance DAC 3.000%, 07/15/22 (144A)	200,000	200,949

		2,207,935

Total Corporate Bonds & Notes (Cost $164,460,738)		166,722,827

Asset-Backed Securities—6.7%

Asset-Backed - Home Equity—1.3%
ACE Securities Corp. Home Equity Loan Trust
0.385%, 1M LIBOR + 0.200%, 03/25/37 (a)	563,249	338,704
1.235%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,613,699	1,551,729
Asset Backed Securities Corp. Home Equity Loan Trust 1.010%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,679,364	1,593,875
Bear Stearns Asset-Backed Securities Trust 0.685%, 1M LIBOR + 0.500%, 12/25/35 (a)	120,691	118,542
Citigroup Mortgage Loan Trust, Inc.
0.330%, 1M LIBOR + 0.145%, 09/25/36 (144A) (a)	1,764,131	1,649,936
0.645%, 1M LIBOR + 0.460%, 10/25/35 (a)	3,700,000	3,298,813
First NLC Trust 0.255%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	1,018,543	565,629
GSAA Home Equity Trust 6.220%, 03/25/46 (h)	461,064	335,807
Home Equity Asset Trust
0.635%, 1M LIBOR + 0.450%, 02/25/36 (a)	2,400,000	2,231,773
0.980%, 1M LIBOR + 0.795%, 07/25/34 (a)	197,193	192,550
1.040%, 1M LIBOR + 0.855%, 08/25/34 (a)	515,041	502,378
HSI Asset Securitization Corp. Trust 0.235%, 1M LIBOR + 0.050%, 10/25/36 (a)	4,994	2,565

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Master Asset-Backed Securities Trust 0.685%, 1M LIBOR + 0.500%, 10/25/35 (a)	132,835	$119,444
Morgan Stanley ABS Capital, Inc. Trust
0.845%, 1M LIBOR + 0.660%, 01/25/35 (a)	736,006	685,240
0.860%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,173,082
New Century Home Equity Loan Trust 0.950%, 1M LIBOR + 0.765%, 02/25/35 (a)	495,505	472,013
Nomura Home Equity Loan, Inc 0.475%, 1M LIBOR + 0.290%, 03/25/36 (a)	3,000,000	2,848,173
NovaStar Mortgage Funding Trust 0.890%, 1M LIBOR + 0.705%, 01/25/36 (a)	2,000,000	1,939,427
RASC Trust 0.415%, 1M LIBOR + 0.230%, 06/25/36 (a)	6,519,661	6,215,082
Soundview Home Loan Trust
0.245%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	46,498	17,373
0.365%, 1M LIBOR + 0.180%, 07/25/37 (a)	463,046	427,199
0.385%, 1M LIBOR + 0.200%, 06/25/37 (a)	2,604,955	2,033,842

		28,313,176

Asset-Backed - Other—5.0%
Adagio CLO
0.660%, 3M EURIBOR + 0.660%, 10/15/29 (144A) (EUR) (a)	284,746	317,431
1.100%, 10/15/29 (144A) (EUR)	237,289	264,823
AlbaCore EURO CLO I DAC Zero Coupon, 3M EURIBOR + 1.530%, 07/18/31 (144A) (EUR) (a)	1,100,000	1,235,850
Argent Securities Trust 0.345%, 1M LIBOR + 0.160%, 05/25/36 (a)	257,630	91,132
Atrium XII 1.928%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,479,499	2,457,267
Avery Point CLO, Ltd. 2.091%, 3M LIBOR + 1.100%, 04/25/26 (144A) (a)	1,746,264	1,736,898
Babson Euro CLO B.V. 0.659%, 3M EURIBOR + 0.820%, 10/25/29 (144A) (EUR) (a)	670,817	743,240
Benefit Street Partners CLO, Ltd. 1.915%, 3M LIBOR + 0.780%, 07/18/27 (144A) (a)	994,042	986,603
Black Diamond CLO, Ltd.
0.650%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	2,096,675	2,347,107
2.487%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	1,354,896	1,344,072
Carlyle Global Market Strategies Euro CLO, Ltd. 0.730%, 3M EURIBOR + 0.730%, 09/21/29 (144A) (EUR) (a)	278,012	310,634
Catamaran CLO, Ltd. 1.841%, 3M LIBOR + 0.850%, 01/27/28 (144A) (a)	3,736,493	3,674,321
CIT Mortgage Loan Trust
1.535%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	3,129,525	3,119,754
1.685%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,186,996
CoreVest American Finance Trust 2.968%, 10/15/49 (144A)	730,363	742,948
Countrywide Asset-Backed Certificates 0.375%, 1M LIBOR + 0.190%, 11/25/37 (a)	5,520,975	5,105,101

Asset-Backed - Other—(Continued)
Credit-Based Asset Servicing and Securitization LLC
0.305%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	90,924	67,919
0.405%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,812,110	1,372,680
CSAB Mortgage-Backed Trust 5.720%, 09/25/36 (h)	484,281	228,990
CVP Cascade CLO-1, Ltd. 2.326%, 3M LIBOR + 1.150%, 01/16/26 (144A) (a)	132,566	131,941
CWABS Asset-Backed Certificates Trust
0.715%, 1M LIBOR + 0.530%, 02/25/36 (a)	4,836,659	4,775,457
0.925%, 1M LIBOR + 0.740%, 08/25/47 (a)	40,865	38,767
Ellington Loan Acquisition Trust 1.285%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,728,529	1,668,920
First Franklin Mortgage Loan Trust
0.305%, 1M LIBOR + 0.120%, 12/25/36 (a)	12,214,049	10,108,505
0.495%, 1M LIBOR + 0.310%, 07/25/36 (a)	3,233,367	2,964,862
GSAMP Trust 0.920%, 1M LIBOR + 0.735%, 09/25/35 (a)	205,312	200,779
Halcyon Loan Advisors Funding, Ltd. 2.055%, 3M LIBOR + 0.920%, 04/20/27 (144A) (a)	1,132,827	1,120,419
HSI Asset Securitization Corp. Trust 0.345%, 1M LIBOR + 0.160%, 05/25/37 (a)	303,933	296,674
Jamestown CLO, Ltd.
1.909%, 3M LIBOR + 0.690%, 07/15/26 (144A) (a)	820,041	814,853
2.355%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	3,071,291	3,050,437
JPMorgan Mortgage Acquisition Trust 0.395%, 1M LIBOR + 0.210%, 10/25/36 (a)	163,642	156,046
Jubilee CLO B.V. 0.586%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	1,300,000	1,444,023
KVK CLO, Ltd. 2.211%, 3M LIBOR + 0.900%, 01/14/28 (144A) (a)	1,965,020	1,929,043
Legacy Mortgage Asset Trust 3.750%, 04/25/59 (144A) (h)	525,237	533,223
LoanCore Issuer, Ltd. 1.315%, 1M LIBOR + 1.130%, 05/15/36 (144A) (a)	3,500,000	3,511,799
Long Beach Mortgage Loan Trust
0.305%, 1M LIBOR + 0.120%, 08/25/36 (a)	1,068,919	523,677
0.920%, 1M LIBOR + 0.735%, 08/25/35 (a)	384,455	381,808
Mackay Shields Euro CLO-2 DAC 1.550%, 3M EURIBOR + 1.550%, 08/15/33 (144A) (EUR) (a) (i) (j)	950,000	1,067,461
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	1,000,000	1,110,677
Marlette Funding Trust 2.690%, 09/17/29 (144A)	494,739	497,345
Morgan Stanley ABS Capital, Inc. Trust 1.160%, 1M LIBOR + 0.975%, 07/25/34 (a)	65,252	62,849
Morgan Stanley IXIS Real Estate Capital Trust 0.235%, 1M LIBOR + 0.050%, 11/25/36 (a)	606	264
OCP CLO, Ltd.
1.811%, 3M LIBOR + 0.820%, 10/26/27 (144A) (a)	189,425	187,002
1.985%, 3M LIBOR + 0.850%, 04/17/27 (144A) (a)	652,567	646,497
2.019%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	1,747,400	1,735,588
Palmer Square Loan Funding, Ltd. 1.920%, 3M LIBOR + 0.900%, 10/24/27 (144A) (a)	434,062	429,606

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.675%, 1M LIBOR + 0.490%, 09/25/35 (a)	200,000	$188,823
0.875%, 1M LIBOR + 0.690%, 05/25/35 (a)	185,387	184,369
1.235%, 1M LIBOR + 1.050%, 10/25/34 (a)	4,000,000	3,810,769
Penta CLO B.V. 0.790%, 3M EURIBOR + 0.790%, 08/04/28 (144A) (EUR) (a)	980,370	1,096,530
RAAC Trust 0.525%, 1M LIBOR + 0.340%, 08/25/36 (a)	464,141	461,798
Saxon Asset Securities Trust 0.495%, 1M LIBOR + 0.310%, 09/25/37 (a)	993,215	928,109
Securitized Asset-Backed Receivables LLC Trust
0.335%, 1M LIBOR + 0.150%, 07/25/36 (a)	342,292	181,944
0.345%, 1M LIBOR + 0.160%, 07/25/36 (a)	3,677,750	1,711,750
Small Business Administration Participation Certificates 5.510%, 11/01/27	668,561	740,195
Sound Point CLO XIV, Ltd. 2.193%, 3M LIBOR + 1.150%, 01/23/29 (144A) (a)	1,300,000	1,274,387
SpringCastle Funding Asset-Backed Notes 3.200%, 05/27/36 (144A)	4,714,533	4,765,457
Stanwich Mortgage Loan Co. LLC 3.375%, 08/15/24 (144A) (h)	397,218	396,795
Structured Asset Securities Corp. Mortgage Loan Trust 1.673%, 1M LIBOR + 1.500%, 04/25/35 (a)	134,794	130,232
Symphony CLO, Ltd. 2.261%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	1,379,649	1,367,332
THL Credit Wind River CLO, Ltd.
2.089%, 3M LIBOR + 0.870%, 10/15/27 (144A) (a)	309,391	305,310
2.099%, 3M LIBOR + 0.880%, 01/15/26 (144A) (a)	571,092	567,230
Towd Point Mortgage Trust
1.185%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	2,264,863	2,256,190
Tralee CLO, Ltd. 2.165%, 3M LIBOR + 1.030%, 10/20/27 (144A) (a)	2,337,772	2,313,297
Venture CLO, Ltd.
2.039%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	4,937,223	4,869,104
2.099%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	2,360,752	2,327,270
Voya CLO, Ltd. 1.711%, 3M LIBOR + 0.720%, 07/25/26 (144A) (a)	1,860,079	1,844,625
Z Capital Credit Partners CLO, Ltd. 2.126%, 3M LIBOR + 0.950%, 07/16/27 (144A) (a)	3,865,550	3,804,335

		105,248,139

Asset-Backed - Student Loan—0.4%
College Loan Corp. Trust 1.241%, 3M LIBOR + 0.250%, 01/25/24 (a)	900,000	873,949
SLM Student Loan Trust
Zero Coupon, 3M EURIBOR + 0.270%, 06/17/24 (EUR) (a)	344,158	385,524
1.541%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	3,548,037	3,371,194
2.435%, 1M LIBOR + 2.250%, 06/16/42 (144A) (a)	432,772	433,976
2.491%, 3M LIBOR + 1.500%, 04/25/23 (a)	3,140,997	3,073,257

		8,137,900

Total Asset-Backed Securities (Cost $142,618,621)		141,699,215

Foreign Government—6.2%
Security Description	Principal Amount*	Value

Municipal—0.0%
Ciudad Autonoma De Buenos Aires 29.825%, BADLAR + 5.000%, 01/23/22 (ARS) (a)	58,030,000	575,343

Sovereign—6.2%
Argentina Bocon 30.022%, BADLAR + 0.000%, 10/04/22 (ARS) (a)	226,303	2,843
Argentina Bonar Bond 26.415%, BADLAR + 2.000%, 04/03/22 (ARS) (a)	14,686,000	132,638
Australia Government Bonds
1.250%, 02/21/22 (AUD) (c)	8,500,000	6,962,766
3.000%, 09/20/25 (AUD) (c)	11,150,000	11,243,605
Brazil Letras do Tesouro Nacional 2.059%, 10/01/20 (BRL) (k)	15,742,000	2,879,612
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	7,418,160	7,089,271
Italy Buoni Poliennali Del Tesoro 1.400%, 05/26/25 (144A) (EUR) (c)	37,671,645	43,224,395
Japanese Government CPI Linked Bonds
0.100%, 03/10/28 (JPY) (c)	1,472,477,940	13,579,935
0.100%, 03/10/29 (JPY) (c)	1,546,564,320	14,313,329
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,813,326
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (c)	1,619,550	1,491,454
3.000%, 09/20/30 (NZD) (c)	11,600,000	10,550,933
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	6,800,000	2,216,258
Qatar Government International Bond 3.875%, 04/23/23	2,500,000	2,680,900
United Kingdom Gilt Inflation Linked Bond 1.250%, 11/22/27 (GBP) (c)	6,242,002	10,363,492

		131,544,757

Total Foreign Government (Cost $134,854,444)		132,120,100

Mortgage-Backed Securities—4.0%

Collateralized Mortgage Obligations—3.5%
Alternative Loan Trust
0.305%, 1M LIBOR + 0.120%, 06/25/36 (a)	983,147	899,134
5.000%, 07/25/35	235,044	193,193
6.000%, 03/25/37	4,158,659	2,585,960
6.000%, 04/25/37	925,187	926,090
Banc of America Funding Trust
0.630%, 1M LIBOR + 0.440%, 07/20/36 (a)	26,488	26,291
4.217%, 02/20/36 (a)	321,197	301,755
Banc of America Mortgage Trust
3.234%, 06/25/35 (a)	64,686	56,774
4.089%, 09/25/35 (a)	50,645	45,871
Bear Stearns Adjustable Rate Mortgage Trust 3.748%, 03/25/35 (a)	210,042	197,668
Bear Stearns ALT-A Trust
0.345%, 1M LIBOR + 0.160%, 02/25/34 (a)	101,772	92,146
3.736%, 09/25/35 (a)	656,723	510,898

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Chase Mortgage Finance Trust 3.744%, 02/25/37 (a)	29,932	$28,709
CHL Mortgage Pass-Through Trust 6.000%, 03/25/37	1,304,511	1,028,620
Citigroup Mortgage Loan Trust
0.368%, 1M LIBOR + 0.200%, 06/25/47 (144A) (a)	481,094	477,946
2.546%, 08/25/35 (a)	15,555	14,496
2.570%, 1Y H15 + 2.400%, 05/25/35 (a)	10,651	10,468
3.258%, 04/25/66 (144A) (a)	548,756	547,168
4.004%, 03/25/37 (a)	2,717,472	2,485,679
Countrywide Alternative Loan Trust
0.365%, 1M LIBOR + 0.180%, 05/25/47 (a)	201,235	174,192
0.370%, 1M LIBOR + 0.180%, 02/20/47 (a)	642,585	471,924
0.465%, 1M LIBOR + 0.280%, 12/25/35 (a)	21,803	20,293
5.500%, 06/25/25	355,365	351,893
Countrywide Home Loan Mortgage Pass-Through Trust
0.765%, 1M LIBOR + 0.580%, 04/25/35 (a)	423,673	372,712
3.427%, 08/25/34 (a)	45,885	43,893
4.008%, 11/20/34 (a)	28,763	27,151
Countrywide Home Reperforming Loan REMIC Trust 0.525%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	56,875	52,944
Credit Suisse Mortgage Capital Certificates
0.335%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	2,316,329	2,226,594
0.987%, 1M LIBOR + 0.000%, 11/30/37 (144A) (a)	2,600,000	2,233,567
3.092%, 10/27/59 (144A) (a)	3,114,801	3,200,917
3.322%, 10/25/58 (144A) (a)	187,664	190,380
5.919%, 10/26/36 (144A) (a)	79,486	76,238
Deutsche ALT-B Securities Mortgage Loan Trust
0.285%, 1M LIBOR + 0.100%, 10/25/36 (a)	15,985	11,712
5.869%, 10/25/36 (h)	281,308	264,088
5.886%, 10/25/36 (h)	281,308	264,084
Eurosail-UK plc
1.143%, 3M GBP LIBOR + 0.950%, 06/13/45 (GBP) (a)	1,744,355	2,132,649
First Horizon Alternative Mortgage Securities Trust 3.259%, 06/25/34 (a)	102,641	99,592
Great Hall Mortgages No. 1 plc
0.302%, 3M GBP LIBOR + 0.130%, 03/18/39 (GBP) (a)	137,637	166,880
0.322%, 3M GBP LIBOR + 0.150%, 06/18/38 (GBP) (a)	84,810	102,883
GreenPoint Mortgage Funding Trust
0.365%, 1M LIBOR + 0.180%, 09/25/46 (a)	490,766	435,106
0.625%, 1M LIBOR + 0.440%, 06/25/45 (a)	207,529	177,895
0.725%, 1M LIBOR + 0.540%, 11/25/45 (a)	124,480	100,689
GSR Mortgage Loan Trust
3.740%, 05/25/35 (a)	253,844	235,270
3.928%, 12/25/34 (a)	403,105	391,199
4.065%, 09/25/35 (a)	98,333	97,634
4.232%, 11/25/35 (a)	323,351	302,285
4.270%, 01/25/35 (a)	63,906	60,134
HarborView Mortgage Loan Trust
0.384%, 1M LIBOR + 0.190%, 09/19/37 (a)	28,748	25,812
0.634%, 1M LIBOR + 0.440%, 05/19/35 (a)	47,763	42,986
0.754%, 1M LIBOR + 0.560%, 02/19/36 (a)	107,762	80,871
0.790%, 1M LIBOR + 0.600%, 06/20/35 (a)	268,668	265,688
Hawksmoor Mortgages plc 1.287%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	8,709,612	10,789,052

Collateralized Mortgage Obligations—(Continued)
IndyMac INDA Mortgage Loan Trust 3.964%, 11/25/35 (a)	59,207	56,198
JPMorgan Mortgage Trust
3.343%, 07/27/37 (144A) (a)	485,426	489,788
3.611%, 06/25/35 (a)	341,424	336,390
3.721%, 07/25/35 (a)	84,994	82,585
3.774%, 02/25/35 (a)	129,301	120,896
3.976%, 09/25/35 (a)	21,841	19,955
4.150%, 07/25/35 (a)	88,868	87,497
4.187%, 08/25/35 (a)	153,320	137,113
4.466%, 08/25/35 (a)	121,415	117,433
Lehman XS Trust
0.725%, 1M LIBOR + 0.540%, 12/25/35 (a)	102,359	95,966
1.335%, 1M LIBOR + 1.150%, 12/25/37 (a)	4,228,715	3,800,660
MASTR Adjustable Rate Mortgages Trust
3.385%, 12/25/33 (a)	69,268	65,291
4.088%, 11/21/34 (a)	69,890	69,796
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.625%, 1M LIBOR + 0.440%, 12/15/30 (a)	17,962	17,147
0.885%, 1M LIBOR + 0.700%, 11/15/31 (a)	107,893	105,277
Merrill Lynch Mortgage Investors Trust 3.608%, 12/25/35 (a)	84,325	72,234
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	1,154,918	1,207,622
National Credit Union Administration Guaranteed Notes
0.624%, 1M LIBOR + 0.450%, 10/07/20 (a)	564,130	563,342
0.734%, 1M LIBOR + 0.560%, 12/08/20 (a)	2,287,796	2,287,795
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	8,412,381	8,819,821
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.235%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	1,872,253
Residential Accredit Loans, Inc.
0.485%, 1M LIBOR + 0.300%, 08/25/35 (a)	78,505	65,633
2.624%, 10/25/37 (a)	1,066,962	932,720
2.864%, 12M MTA + 1.360%, 09/25/45 (a)	85,611	77,758
Residential Asset Securitization Trust 6.500%, 09/25/36	317,905	192,263
Sequoia Mortgage Trust
0.390%, 1M LIBOR + 0.200%, 07/20/36 (a)	465,715	434,375
0.544%, 1M LIBOR + 0.350%, 10/19/26 (a)	28,267	27,225
Structured Adjustable Rate Mortgage Loan Trust
2.904%, 12M MTA + 1.400%, 01/25/35 (a)	66,033	59,404
3.765%, 02/25/34 (a)	61,717	59,442
Structured Asset Mortgage Investments II Trust
0.375%, 1M LIBOR + 0.190%, 06/25/36 (a)	38,663	37,333
0.395%, 1M LIBOR + 0.210%, 05/25/36 (a)	26,143	23,217
0.444%, 1M LIBOR + 0.250%, 07/19/35 (a)	96,417	87,910
0.854%, 1M LIBOR + 0.660%, 10/19/34 (a)	47,093	45,457
TBW Mortgage-Backed Trust 6.015%, 07/25/37 (h)	197,843	118,608
Towd Point Mortgage Funding plc 1.677%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (a)	7,617,597	9,433,806
Wachovia Mortgage Loan Trust 0.628%, 1M LIBOR + 0.230%, 01/25/37 (a)	2,340,756	1,311,210

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust
2.240%, COFI + 1.500%, 07/25/46 (a)	471,525	$421,431
2.240%, COFI + 1.500%, 11/25/46 (a)	140,366	127,734
2.274%, 12M MTA + 0.770%, 05/25/47 (a)	250,621	218,364
2.371%, 08/25/35 (a)	10,949	9,894
2.501%, 12M MTA + 0.810%, 12/25/46 (a)	58,416	52,483
2.504%, 12M MTA + 1.000%, 02/25/46 (a)	100,851	95,489
2.504%, 12M MTA + 1.000%, 08/25/46 (a)	3,328,072	3,154,743
2.704%, 12M MTA + 1.200%, 11/25/42 (a)	10,375	9,569
3.266%, 11/25/36 (a)	124,534	114,364
3.767%, 12/25/35 (a)	88,272	81,974
Wells Fargo Mortgage-Backed Securities Trust 4.018%, 04/25/36 (a)	81,879	77,050

		73,612,588

Commercial Mortgage-Backed Securities—0.5%
AREIT Trust 2.805%, 1M LIBOR + 2.620%, 04/14/37 (144A) (a)	3,500,000	3,505,697
Bancorp Commercial Mortgage Trust 1.235%, 1M LIBOR + 1.050%, 09/15/36 (144A) (a)	5,601,215	5,369,374
GS Mortgage Securities Trust 4.592%, 08/10/43 (144A)	6,380	6,383
JPMorgan Chase Commercial Mortgage Securities Trust 1.635%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	2,000,000	1,960,547

		10,842,001

Total Mortgage-Backed Securities (Cost $84,717,140)		84,454,589

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L 7.500%, 12/31/49 (Cost $900,000)	900	1,167,300

Municipals—0.0%
Tobacco Settlement Finance Authority 7.467%, 06/01/47 (Cost $605,337)	630,000	634,454

Short-Term Investments—20.4%

Repurchase Agreements—20.4%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20, at 0.120%, due on 07/01/20 with a maturity value of $13,300,044; collateralized by U.S. Treasury Bond at 3.000%, maturing 02/15/48, with a market value of $13,393,884.	13,300,000	13,300,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $9,192,335; collateralized by U.S. Treasury Note at 2.375%, maturing 02/29/24, with a market value of $9,376,215.	9,192,335	9,192,335

Repurchase Agreements—(Continued)
J.P. Morgan Securities LLC
Repurchase Agreement dated 06/30/20 at 0.120%, due on 07/02/20 with a maturity value of $410,901,370; collateralized by U.S. Treasury Bond at 3.000%, maturing 11/15/44, with a market value of $418,224,243.	410,900,000	410,900,000
Repurchase Agreement dated 06/30/20 at 0.130%, due on 07/01/20 with a maturity value of $2,300,008; collateralized by U.S. Treasury Note at 0.250%, maturing 06/30/25, with a market value of $2,345,568.	2,300,000	2,300,000

Total Short-Term Investments (Cost $435,692,335)		435,692,335

Total Purchased Options— 0.0% (l) (Cost $6,702)		729
Total Investments— 169.1% (Cost $3,483,357,741)		3,604,336,075
Other assets and liabilities (net)—(69.1)%		(1,472,388,117)

Net Assets—100.0%		$2,131,947,958

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was pledged as collateral against open OTC option contracts and open forward foreign currency exchange contracts. As of June 30, 2020, the market value of securities pledged was $2,909,933.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(f)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $10,300,272.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $7,491,139.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.1% of net assets.
(k)	The rate shown represents current yield to maturity.
(l)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(m)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2020, the value of securities pledged amounted to $906,077.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $204,261,614, which is 9.6% of net assets.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	2,186,445	BNP	07/02/20	USD	399,278	$2,783
BRL	15,742,000	CBNA	07/02/20	USD	2,874,726	20,035
BRL	17,928,445	DBAG	07/02/20	USD	3,398,757	(101,936)
BRL	15,742,000	JPMC	08/04/20	USD	2,884,127	5,868
DKK	50,024,017	CBNA	07/01/20	USD	7,610,455	(68,198)
DKK	67,346,386	CBNA	07/01/20	USD	10,121,914	32,083
DKK	20,060,000	JPMC	07/01/20	USD	2,942,271	82,230
DKK	52,912,132	JPMC	07/01/20	USD	8,013,502	(35,796)
DKK	65,426,684	SG	07/01/20	USD	9,856,636	7,922
EUR	2,102,000	BNP	07/02/20	USD	2,359,872	1,724
EUR	2,923,000	GSBU	07/02/20	USD	3,295,504	(11,514)
EUR	2,062,000	UBSA	07/02/20	USD	2,293,556	23,100
GBP	974,000	UBSA	07/02/20	USD	1,208,660	(1,776)
IDR	3,724,556,540	BNP	09/16/20	USD	258,878	(326)
JPY	3,052,000,000	UBSA	07/02/20	USD	28,550,287	(284,485)
MXN	3,857,000	GSBU	07/24/20	USD	175,892	(8,574)
MYR	506,797	GSBU	09/17/20	USD	117,860	73
RUB	141,352	BNP	07/17/20	USD	2,003	(21)
RUB	692,565	BNP	07/17/20	USD	8,956	759
RUB	946,371	BNP	07/17/20	USD	13,686	(410)
RUB	393,896	GSBU	07/17/20	USD	5,225	301
RUB	1,634,769	CBNA	07/27/20	USD	23,456	(551)
RUB	205,127	GSBU	07/27/20	USD	2,761	113
RUB	313,390	UBSA	07/27/20	USD	4,200	191
RUB	1,742,603	BNP	08/14/20	USD	24,851	(486)
RUB	976,553	CBNA	08/14/20	USD	14,202	(548)
RUB	848,123	GSBU	08/14/20	USD	12,242	(383)
RUB	3,278,934	JPMC	08/14/20	USD	46,955	(1,109)
RUB	4,259,983	UBSA	08/14/20	USD	60,126	(563)

Contracts to Deliver
AUD	27,219,000	UBSA	07/02/20	USD	18,076,220	(707,617)
AUD	27,219,000	CBNA	08/04/20	USD	18,620,463	(166,911)
BRL	2,186,445	BNP	07/02/20	USD	408,037	5,976
BRL	15,742,000	CBNA	07/02/20	USD	3,767,741	872,980
BRL	17,928,445	DBAG	07/02/20	USD	3,274,004	(22,818)
BRL	17,928,445	DBAG	08/04/20	USD	3,395,153	103,760
BRL	15,742,000	JPMC	10/02/20	USD	2,876,670	(7,220)
CAD	9,297,000	CBNA	07/02/20	USD	6,748,835	(99,280)
CAD	9,297,000	GSBU	08/04/20	USD	6,804,710	(44,009)
DKK	6,820,000	BBP	07/01/20	USD	1,004,890	(23,380)
DKK	383,000,000	CBNA	07/01/20	USD	55,695,319	(2,050,629)
DKK	133,106,276	BBP	10/01/20	USD	20,176,807	68,141
DKK	67,346,386	CBNA	10/01/20	USD	10,142,929	(31,242)
DKK	50,024,017	CBNA	10/01/20	USD	7,626,762	69,520
DKK	52,912,132	JPMC	10/01/20	USD	8,030,739	37,184
DKK	65,426,684	SG	10/01/20	USD	9,876,973	(7,184)
EUR	1,710,000	BNP	07/02/20	USD	1,937,764	16,579
EUR	33,085,195	CBNA	07/02/20	USD	36,763,078	(408,125)
EUR	1,635,000	GSBU	07/02/20	USD	1,836,794	(128)
EUR	1,027,000	GSBU	07/02/20	USD	1,151,230	(2,604)
EUR	3,330,000	JPMC	07/02/20	USD	3,758,659	17,405
EUR	2,697,000	JPMC	07/02/20	USD	3,054,388	24,310
EUR	1,320,000	JPMC	07/02/20	USD	1,470,743	(12,277)
EUR	2,629,000	UBSA	07/02/20	USD	2,938,239	(15,442)
EUR	40,346,195	BNP	08/04/20	USD	45,346,966	(14,432)

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	27,739,000	GSBU	07/02/20	USD	34,214,376	$(157,035)
GBP	3,747,000	GSBU	07/02/20	USD	4,740,386	97,477
GBP	4,131,000	JPMC	07/02/20	USD	5,120,938	2,214
GBP	471,000	UBSA	07/02/20	USD	589,153	5,536
JPY	3,052,000,000	UBSA	07/02/20	USD	28,324,826	59,024
JPY	3,052,000,000	UBSA	08/04/20	USD	28,562,444	285,057
KRW	138,535,410	CBNA	09/16/20	USD	112,448	(2,786)
MXN	3,857,000	GSBU	07/24/20	USD	172,055	4,737
MXN	97,637,550	JPMC	11/17/20	USD	4,290,440	115,147
NZD	9,030,000	JPMC	07/02/20	USD	5,629,265	(197,793)
NZD	9,030,500	UBSA	07/02/20	USD	5,594,810	(232,571)
NZD	18,060,500	CBNA	08/04/20	USD	11,569,247	(86,053)
PEN	7,267,017	CBNA	07/24/20	USD	2,113,611	62,496
TWD	3,394,384	CBNA	09/16/20	USD	114,224	(873)

Net Unrealized Depreciation						$(2,782,360)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Call Options on Euro-Schatz Futures, Strike EUR 116.00	08/21/20	3,250	EUR	16,250	$(1,862)
Euro-Bobl Futures	09/08/20	529	EUR	71,404,420	432,265
Euro-Bund Futures	09/08/20	244	EUR	43,070,880	285,404
U.S. Treasury Note 2 Year Futures	09/30/20	223	USD	49,244,672	5,819
U.S. Treasury Note Ultra 10 Year Futures	09/21/20	667	USD	105,042,078	371,704
U.S. Treasury Ultra Long Bond Futures	09/21/20	105	USD	22,906,406	(191,285)

Futures Contracts—Short

Australian 10 Year Treasury Bond Futures	09/15/20	(57)	AUD	(8,480,937)	(92,919)
Australian 3 Year Treasury Bond Futures	09/15/20	(117)	AUD	(13,695,994)	(4,177)
Euro Short-BTP Futures	09/08/20	(396)	EUR	(44,304,480)	(226,960)
Euro-BTP Futures	09/08/20	(104)	EUR	(14,963,520)	(395,966)
Euro-Buxl 30 Year Bond Futures	09/08/20	(63)	EUR	(13,857,480)	(413,295)
Euro-OAT Futures	09/08/20	(4)	EUR	(670,600)	(10,159)
Euro-Schatz Futures	09/08/20	(3,250)	EUR	(364,455,000)	(425,991)
Japanese Government 10 Year Bond Futures	09/14/20	(17)	JPY	(2,583,150,000)	(565)
U.S. Treasury Long Bond Futures	09/21/20	(653)	USD	(116,601,313)	(333,162)
U.S. Treasury Note 10 Year Futures	09/21/20	(2,208)	USD	(307,291,500)	(1,061,675)
U.S. Treasury Note 5 Year Futures	09/30/20	(525)	USD	(66,014,649)	(150,808)
United Kingdom Long Gilt Bond Futures	09/28/20	(60)	GBP	(8,258,400)	7,734

Net Unrealized Depreciation					$(2,205,898)

Purchased Options

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Call - U.S. Treasury Note 5-Year Futures	USD	136.000	07/24/20	729	USD 729,000	$6,612	$729	$(5,883)

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Depreciation
Put - Uniform Mortgage-Backed Securities TBA, 2.500%	JPMC	USD 72.000	07/07/20	2,300,000	USD 2,300,000	$90	$—	$(90)

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Cap - CPALEMU Index	138.530	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(396,824)	$(3,720)	$393,104
Cap - CPURNSA Index	138.510	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	138.530	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	—	19,460
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)10 - (Final Index/Initial Index)] or 0	09/29/20	(4,600,000)	USD	(4,600,000)	(59,340)	—	59,340
Floor - OTC YOY CPURNSA Index	238.643	JPMC	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/20	(14,900,000)	USD	(14,900,000)	(275,009)	(1)	275,008

Totals								$(1,005,258)	$(3,721)	$1,001,537

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - Uniform Mortgage-Backed Securities, TBA, 2.000%	JPMC	USD 100.870	07/07/20	(4,100,000)	USD	(4,100,000)	$(26,906)	$(1,631)	$25,275
Put - Uniform Mortgage-Backed Securities, TBA, 2.000%	JPMC	USD 100.460	07/07/20	(7,800,000)	USD	(7,800,000)	(53,625)	(1,984)	51,641
Put - Uniform Mortgage-Backed Securities, TBA, 2.000%	JPMC	USD 100.790	07/07/20	(11,700,000)	USD	(11,700,000)	(75,867)	(4,279)	71,588
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	JPMC	USD 102.500	07/07/20	(7,100,000)	USD	(7,100,000)	(33,004)	—	33,004
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	JPMC	USD 102.530	07/07/20	(4,700,000)	USD	(4,700,000)	(16,523)	—	16,523
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	JPMC	USD 102.130	08/06/20	(3,000,000)	USD	(3,000,000)	(11,719)	(3,034)	8,685
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	JPMC	USD 102.560	08/06/20	(4,400,000)	USD	(4,400,000)	(23,375)	(5,747)	17,628
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	JPMC	USD 102.090	08/06/20	(8,400,000)	USD	(8,400,000)	(32,813)	(8,299)	24,514

Total							$(273,832)	$(24,974)	$248,858

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Call - OTC-30 Yr. IRS	0.000%	JPMC	6M EURIBOR	Receive	08/25/20	(3,900,000)	EUR	(3,900,000)	$(118,953)	$(107,408)	$11,545
Call - OTC-30 Yr. IRS	0.000%	MSCS	6M EURIBOR	Receive	08/24/20	(4,100,000)	EUR	(4,100,000)	(128,024)	(111,009)	17,015
Call - OTC-30 Yr. IRS	0.000%	MSCS	6M EURIBOR	Receive	08/24/20	(4,100,000)	EUR	(4,100,000)	(128,024)	(111,009)	17,015
Call - OTC-30 Yr. IRS	0.000%	GSBU	6M EURIBOR	Receive	08/27/20	(6,500,000)	EUR	(6,500,000)	(200,091)	(184,816)	15,275

Totals									$(575,092)	$(514,242)	$60,850

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC-5 Yr. CDS	0.550%	DBAG	ITRX.EUR.33	Buy	08/19/20	(5,600,000)	EUR	(5,600,000)	$(5,348)	$(53)	$5,295
Call - OTC-5 Yr. CDS	0.500%	BNP	ITRX.EUR.33	Buy	09/16/20	(4,900,000)	EUR	(4,900,000)	(3,034)	(3,300)	(266)
Call - OTC-5 Yr. CDS	0.500%	DBAG	ITRX.EUR.33	Buy	10/21/20	(10,900,000)	EUR	(10,900,000)	(9,790)	(11,345)	(1,555)
Call - OTC-5 Yr. CDS	0.600%	BNP	CDX.NA.IG.34	Buy	08/19/20	(17,300,000)	USD	(17,300,000)	(13,840)	(9,084)	4,756
Call - OTC-5 Yr. CDS	0.500%	GSI	ITRX.EUR.33	Buy	09/16/20	(4,900,000)	EUR	(4,900,000)	(3,837)	(3,300)	537
Call - OTC-5 Yr. CDS	0.600%	GSI	CDX.NA.IG.34	Buy	08/19/20	(7,700,000)	USD	(7,700,000)	(5,313)	(4,043)	1,270
Call - OTC-5 Yr. CDS	0.625%	BNP	CDX.NA.IG.34	Buy	08/19/20	(6,500,000)	USD	(6,500,000)	(4,550)	(4,950)	(400)
Call - OTC-5 Yr. CDS	0.500%	JPMC	ITRX.EUR.33	Buy	10/21/20	(4,800,000)	EUR	(4,800,000)	(4,045)	(4,996)	(951)
Put - OTC-5-Yr. CDS	1.000%	DBAG	ITRX.EUR.33	Sell	08/19/20	(5,600,000)	EUR	(5,600,000)	(4,719)	(46)	4,673
Put - OTC-5-Yr. CDS	1.200%	BNP	CDX.NA.IG.34	Sell	08/19/20	(6,500,000)	USD	(6,500,000)	(9,425)	(6,225)	3,200
Put - OTC-5-Yr. CDS	1.100%	BNP	ITRX.EUR.33	Sell	09/16/20	(4,900,000)	EUR	(4,900,000)	(9,652)	(7,780)	1,872
Put - OTC-5-Yr. CDS	1.100%	GSI	ITRX.EUR.33	Sell	09/16/20	(4,900,000)	EUR	(4,900,000)	(8,770)	(7,780)	990
Put - OTC-5-Yr. CDS	1.100%	GSI	CDX.NA.IG.34	Sell	08/19/20	(7,700,000)	USD	(7,700,000)	(12,320)	(9,789)	2,531
Put - OTC-5-Yr. CDS	1.200%	JPMC	ITRX.EUR.33	Sell	10/21/20	(4,800,000)	EUR	(4,800,000)	(12,135)	(10,300)	1,835
Put - OTC-5-Yr. CDS	2.500%	GSI	ITRX.EUR.32	Sell	03/17/21	(5,900,000)	EUR	(5,900,000)	(4,534)	(10,539)	(6,005)
Put - OTC-5-Yr. CDS	2.500%	GSI	CDX.NA.IG.33	Sell	03/17/21	(7,500,000)	USD	(7,500,000)	(5,250)	(16,566)	(11,316)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Written Options—(Continued)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC-5-Yr. CDS	1.100%	BNP	CDX.NA.IG.34	Sell	08/19/20	(17,300,000)	USD	(17,300,000)	$(22,490)	$(21,993)	$497
Put - OTC-5-Yr. CDS	1.200%	DBAG	ITRX.EUR.33	Sell	10/21/20	(10,900,000)	EUR	(10,900,000)	(26,924)	(23,389)	3,535

Totals									$(165,976)	$(155,478)	$10,498

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	0.900%	Maturity	06/17/21	USD	18,900,000	$2,816	$—	$2,816
Pay	12M CPURNSA	Maturity	1.030%	Maturity	06/18/21	USD	19,000,000	21,462	188	21,274
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	793,617	(15,984)	809,601
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	474,707	—	474,707
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	1,325,718	3,264	1,322,454
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	689,625	28,402	661,223
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	671,114	(1,137)	672,251
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	52,779	—	52,779
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	88,741	2,831	85,910
Pay	12M UKRPI	Maturity	2.890%	Maturity	06/15/22	GBP	17,000,000	132,006	6,414	125,592
Pay	12M UKRPI	Maturity	3.140%	Maturity	04/15/31	GBP	600,000	(13,696)	(63,551)	49,855
Pay	12M UKRPI	Maturity	3.300%	Maturity	12/15/30	GBP	4,500,000	166,896	(213,641)	380,537
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	690,764	113,664	577,100
Pay	12M UKRPI	Maturity	3.330%	Maturity	01/15/25	GBP	18,900,000	568,588	553,298	15,290
Pay	12M UKRPI	Maturity	3.350%	Maturity	05/15/30	GBP	10,300,000	765,222	(54,185)	819,407
Pay	12M UKRPI	Maturity	3.400%	Maturity	06/15/30	GBP	15,300,000	1,264,339	64,254	1,200,085
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	10,600,000	302,590	—	302,590
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	13,900,000	1,054,244	(1,599)	1,055,843
Receive	12M CPURNSA	Maturity	1.432%	Maturity	08/06/21	USD	8,100,000	(99,815)	—	(99,815)
Receive	12M CPURNSA	Maturity	1.445%	Maturity	09/09/21	USD	22,380,000	(283,931)	—	(283,931)
Receive	12M CPURNSA	Maturity	1.550%	Maturity	07/26/21	USD	7,500,000	30,438	253,846	(223,408)
Receive	12M CPURNSA	Maturity	1.592%	Maturity	09/20/21	USD	28,400,000	(459,102)	(1,441)	(457,661)
Receive	12M CPURNSA	Maturity	1.603%	Maturity	09/12/21	USD	5,870,000	(8,560)	176,800	(185,360)
Receive	12M CPURNSA	Maturity	2.069%	Maturity	07/15/22	USD	4,500,000	(141,057)	—	(141,057)
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	(1,181,878)	—	(1,181,878)
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	(730,108)	(2,800)	(727,308)
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	(1,796,863)	(1,899,598)	102,735
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	10,500,000	(377,221)	(3,407)	(373,814)
Receive	12M FRCPXT	Maturity	1.160%	Maturity	08/15/20	EUR	530,000	(8,762)	183	(8,945)
Receive	12M FRCPXT	Maturity	1.345%	Maturity	06/15/21	EUR	4,900,000	(146,475)	—	(146,475)
Receive	12M UKRPI	Maturity	3.598%	Maturity	09/15/34	GBP	820,000	(87,653)	—	(87,653)
Receive	3M NZDBB	Semi-Annually	3.250%	Semi-Annually	03/21/28	NZD	8,400,000	(1,106,508)	25,634	(1,132,142)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	(160,037)	(14,261)	(145,776)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	(90,196)	(6,734)	(83,462)

Totals								$2,403,804	$(1,049,560)	$3,453,364

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33	(5.000%)	Quarterly	12/20/24	5.144%	USD	13,708,000	$75,559	$(709,610)	$785,169
CDX.NA.HY.34	(5.000%)	Quarterly	06/20/25	5.165%	USD	29,165,000	201,180	1,682,848	(1,481,668)

Totals							$276,739	$973,238	$(696,499)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 0.625%, due 03/05/20	1.000%	Quarterly	12/20/20	0.305%	EUR	890,000	$3,339	$14,752	$(11,413)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/20	0.847%	USD	500,000	366	(2,812)	3,178
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.467%	USD	1,000,000	(15,683)	(38,027)	22,344

Totals							$(11,978)	$(26,087)	$14,109

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services, LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(ARS)—	Argentine Peso
(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(RUB)—	Russian Ruble
(TWD)—	Taiwanese Dollar

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations—(Continued)

Index Abbreviations

(BADLAR)—	Buenos Aires Deposits of Large Amount Rate Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(COFI)—	11th District Cost of Fund Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(IRS)—	Interest Rate Swap
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(YOY)—	Year-Over-Year Option

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,641,844,526	$—	$2,641,844,526
Total Corporate Bonds & Notes*	—	166,722,827	—	166,722,827
Asset-Backed Securities
Asset-Backed - Home Equity	—	28,313,176	—	28,313,176
Asset-Backed - Other	—	104,180,678	1,067,461	105,248,139
Asset-Backed - Student Loan	—	8,137,900	—	8,137,900
Total Asset-Backed Securities	—	140,631,754	1,067,461	141,699,215
Total Foreign Government*	—	132,120,100	—	132,120,100
Total Mortgage-Backed Securities*	—	84,454,589	—	84,454,589
Total Convertible Preferred Stock*	1,167,300	—	—	1,167,300
Total Municipals*	—	634,454	—	634,454
Total Short-Term Investments*	—	435,692,335	—	435,692,335
Purchased Options
OTC Options on Securities at Value	—	0	—	0
Options on Exchange-Traded Futures Contracts at Value	729	—	—	729
Total Purchased Options	$729	$0	$—	$729
Total Investments	$1,168,029	$3,602,100,585	$1,067,461	$3,604,336,075
Secured Borrowings (Liability)	$—	$(1,412,200,307)	$—	$(1,412,200,307)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,024,725	$—	$2,024,725
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(4,807,085)	—	(4,807,085)
Total Forward Contracts	$—	$(2,782,360)	$—	$(2,782,360)

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,102,926	$—	$—	$1,102,926
Futures Contracts (Unrealized Depreciation)	(3,308,824)	—	—	(3,308,824)
Total Futures Contracts	$(2,205,898)	$—	$—	$(2,205,898)
Total Written Options*	$—	$(698,415)	$—	$(698,415)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$9,542,740	$—	$9,542,740
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(6,771,766)	—	(6,771,766)
Total Centrally Cleared Swap Contracts	$—	$2,770,974	$—	$2,770,974

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a)	$3,168,643,740
Repurchase Agreement at value which equals cost	435,692,335
Cash denominated in foreign currencies (b)	6,298,887
Cash collateral for centrally cleared swap contracts	1,827,000
Unrealized appreciation on forward foreign currency exchange contracts	2,024,725
Receivable for:
Investments sold	708,258,317
TBA securities sold	482,233,168
Premium on written options	655,570
Fund shares sold	767,200
Principal paydowns	115,526
Interest	7,612,351
Variation margin on futures contracts	1,036,085
Deferred dollar roll income	900,149
Other assets	14,066

Total Assets	4,816,079,119
Liabilities
Due to custodian	355,805
Written options at value (c)	698,415
Secured borrowings	1,412,200,307
Cash collateral (d)	11,465,000
Unrealized depreciation on forward foreign currency exchange contracts	4,807,085
Payables for:
Investments purchased	413,884,898
TBA securities purchased	838,492,347
Fund shares redeemed	287,628
Variation margin on centrally cleared swap contracts	392,104
Accrued Expenses:
Management fees	801,181
Distribution and service fees	193,446
Deferred trustees’ fees	148,279
Other expenses	404,666

Total Liabilities	2,684,131,161

Net Assets	$2,131,947,958

Net Assets Consist of:
Paid in surplus	$2,393,515,209
Distributable earnings (Accumulated losses)	(261,567,251)

Net Assets	$2,131,947,958

Net Assets
Class A	$1,158,283,079
Class B	950,874,421
Class E	22,790,458
Capital Shares Outstanding*
Class A	112,559,462
Class B	93,129,973
Class E	2,226,839
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.29
Class B	10.21
Class E	10.23

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $3,047,665,406.
(b)	Identified cost of cash denominated in foreign currencies was $6,439,253.
(c)	Premiums received on written options were $2,020,158.
(d)	Includes collateral of $664,000 for OTC option contracts and $1,244,000 for TBAs and $9,557,000 for secured-borrowing transactions.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$33,750
Interest (a)	6,481,968

Total investment income	6,515,718
Expenses
Management fees	5,222,615
Administration fees	48,464
Custodian and accounting fees	175,999
Distribution and service fees—Class B	1,218,689
Distribution and service fees—Class E	16,775
Interest expense	5,347,392
Audit and tax services	69,122
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	70,267
Insurance	8,539
Miscellaneous	11,548

Total expenses	12,226,900
Less management fee waiver	(144,549)

Net expenses	12,082,351

Net Investment Loss	(5,566,633)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on :
Investments	19,992,320
Purchased options	6,575,144
Futures contracts	(22,902,413)
Written options	(3,685,387)
Swap contracts	(10,473,895)
Foreign currency transactions	145,630
Forward foreign currency transactions	5,225,257

Net realized loss	(5,123,344)

Net change in unrealized appreciation (depreciation) on:
Investments	132,007,018
Purchased options	1,818,246
Futures contracts	(3,662,644)
Written options	(2,433,592)
Swap contracts	9,358,279
Foreign currency transactions	(1,067,132)
Forward foreign currency transactions	(384,310)

Net change in unrealized appreciation	135,635,865

Net realized and unrealized gain	130,512,521

Net Increase in Net Assets From Operations	$124,945,888

(a)	Net of foreign withholding taxes of $3,505.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(5,566,633)	$47,297,751
Net realized loss	(5,123,344)	(5,345,713)
Net change in unrealized appreciation	135,635,865	148,213,088

Increase in net assets from operations	124,945,888	190,165,126

From Distributions to Shareholders
Class A	(35,293,336)	(45,498,032)
Class B	(26,404,640)	(35,204,640)
Class E	(656,893)	(813,062)

Total distributions	(62,354,869)	(81,515,734)

Decrease in net assets from capital share transactions	(200,728,003)	(173,341,592)

Total decrease in net assets	(138,136,984)	(64,692,200)

Net Assets
Beginning of period	2,270,084,942	2,334,777,142

End of period	$2,131,947,958	$2,270,084,942

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	1,735,354	$17,672,611	3,170,529	$31,223,676
Reinvestments	3,477,176	35,293,336	4,676,057	45,498,032
Redemptions	(15,686,539)	(161,067,811)	(16,723,041)	(165,256,173)

Net decrease	(10,474,009)	$(108,101,864)	(8,876,455)	$(88,534,465)

Class B
Sales	3,373,826	$34,126,179	3,557,691	$34,892,173
Reinvestments	2,622,109	26,404,640	3,644,373	35,204,640
Redemptions	(15,098,901)	(152,480,638)	(15,624,650)	(152,808,462)

Net decrease	(9,102,966)	$(91,949,819)	(8,422,586)	$(82,711,649)

Class E
Sales	263,154	$2,687,947	286,569	$2,825,790
Reinvestments	65,039	656,893	83,994	813,062
Redemptions	(396,699)	(4,021,160)	(584,010)	(5,734,330)

Net decrease	(68,506)	$(676,320)	(213,447)	$(2,095,478)

Decrease derived from capital shares transactions		$(200,728,003)		$(173,341,592)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Statement of Cash Flows

For the Six Months Ended June 30, 2020 (Unaudited)

Cash Flows From Operating Activities

Net Increase in Net Assets from Operations	$124,945,888

Adjustments to reconcile net increase/(decrease) in net assets resulting from operations to net cash provided by/ (used in) operating activities:
Investments purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. .	(3,903,094,349)
Proceeds from investments sold	4,192,714,394
Proceeds from short-term investments, net	(221,017,580)
Net amortization/accretion of premium (discount)	10,964,970
Payments on forward sales commitments, net	(1,248,820)
Premium paid on open written options, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	(6,090,115)
Premium received on closed purchased options, net	8,715,622
Decrease in interest receivable	2,621,960
Increase in cash collateral, asset	(161,000)
Decrease in OTC swap contracts at market value, asset	114,202
Decrease in unrealized appreciation on forward foreign currency exchange contracts	1,742,787
Decrease in receivable for investments sold	146,167,539
Increase in receivable for TBA securities sold	(234,796,865)
Increase in receivable premium on written options	(204,011)
Increase in receivable for principal paydowns	(46,859)
Decrease in receivable for variation margin on centrally cleared swap contracts	1,138,959
Decrease in receivable for variation margin on futures contracts	544,938
Decrease in receivable for Interest on OTC swap contracts	244,480
Increase in receivable for deferred dollar roll income, asset	(900,149)
Decrease in other assets and prepaid expenses	8,243
Decrease in OTC swap contracts at market value, liability	(1,558,304)
Increase in cash collateral, liability	6,752,000
Decrease in unrealized depreciation on forward foreign currency exchange contracts	(1,358,477)
Increase in payable for investments purchased	82,477,181
Increase in payable for TBA securities purchased	267,803,328
Increase in payable for variation margin on centrally cleared swap contracts	392,104
Decrease in payable for deferred dollar roll income, liability	(618,883)
Decrease in accrued management fees	(89,819)
Decrease in accrued distribution and service fees	(24,877)
Decrease in accrued deferred trustee’s fees	(5,652)
Decrease in accrued other expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . . .	(45,376)
Payments on foreign currency transactions	(921,502)
Net realized gain from investments, purchased options and written options	(22,882,077)
Net realized gain on foreign currency transactions	(145,630)
Net change in unrealized (appreciation) depreciation on investments, purchased options and written options	(131,391,672)
Net change in unrealized appreciation on foreign currency transactions	1,067,132

Net cash provided by operating activities	$321,813,710

Cash Flows From Financing Activities
Proceeds from shares sold, including increase in receivable for shares sold	54,190,832
Payment on shares redeemed, including decrease in payable for shares redeemed	(318,794,543)
Increase in due to custodian	355,805
Proceeds from secured borrowings	5,588,833,878
Repayment of secured borrowings	(5,646,875,250)

Net cash used in financing activities	$(322,289,278)

Net decrease in cash and foreign currency (a)	$(475,568)

Cash and cash in foreign currency at beginning of year	$6,774,455

Cash and cash in foreign currency at end of year	$6,298,887

Supplemental disclosure of cash flow information:
Non-cash financing activities included herein consist of reinvestment of dividends and distributions:	$(62,354,869)

Cash paid for interest and fees on borrowings:	$5,347,392

(a)	Includes net change in unrealized appreciation (depreciation) on foreign currency of $(1,571,720).

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017	2016		2015
Net Asset Value, Beginning of Period	$10.02		$9.57		$9.96	$9.77	$9.30		$10.07

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.02)		0.21		0.30	0.29	0.23		0.07
Net realized and unrealized gain (loss)	0.61		0.60		(0.51)	0.08	0.24		(0.33)

Total income (loss) from investment operations	0.59		0.81		(0.21)	0.37	0.47		(0.26)

Less Distributions
Distributions from net investment income	(0.32)		(0.36)		(0.18)	(0.18)	0.00		(0.51)

Total distributions	(0.32)		(0.36)		(0.18)	(0.18)	0.00		(0.51)

Net Asset Value, End of Period	$10.29		$10.02		$9.57	$9.96	$9.77		$9.30

Total Return (%) (b)	5.98	(c)	8.60	(d)	(2.13)	3.81	5.05	(d)	(2.71	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.00	(e)	1.42		1.24	0.96	0.75		0.61
Gross ratio of expenses to average net assets excluding interest expense (%)	0.52	(e)	0.51		0.51	0.51	0.51		0.51
Net ratio of expenses to average net assets (%) (f)(g)	0.99	(e)	1.40		1.23	0.95	0.75		0.61
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.50	(e)	0.50		0.49	0.49	0.50		0.50
Ratio of net investment income (loss) to average net assets (%)	(0.39	)(e)	2.15		3.05	2.96	2.32		0.71
Portfolio turnover rate (%)	108	(c)(h)	290	(h)	256 (h)	133 (h)	120	(h)	64
Net assets, end of period (in millions)	$1,158.3		$1,232.4		$1,261.9	$1,405.7	$1,385.2		$1,445.5

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017	2016		2015
Net Asset Value, Beginning of Period	$9.93		$9.48		$9.87	$9.69	$9.24		$10.01

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		0.19		0.27	0.27	0.20		0.04
Net realized and unrealized gain (loss)	0.61		0.60		(0.51)	0.06	0.25		(0.32)

Total income (loss) from investment operations	0.58		0.79		(0.24)	0.33	0.45		(0.28)

Less Distributions
Distributions from net investment income	(0.30)		(0.34)		(0.15)	(0.15)	0.00		(0.49)

Total distributions	(0.30)		(0.34)		(0.15)	(0.15)	0.00		(0.49)

Net Asset Value, End of Period	$10.21		$9.93		$9.48	$9.87	$9.69		$9.24

Total Return (%) (b)	5.83	(c)	8.38	(d)	(2.41)	3.47	4.87	(d)	(3.00	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.25	(e)	1.67		1.49	1.21	1.00		0.86
Gross ratio of expenses to average net assets excluding interest expense (%)	0.77	(e)	0.76		0.76	0.76	0.76		0.76
Net ratio of expenses to average net assets (%) (f) (g)	1.24	(e)	1.65		1.48	1.20	1.00		0.86
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.75	(e)	0.75		0.74	0.74	0.75		0.75
Ratio of net investment income (loss) to average net assets (%)	(0.65	)(e)	1.90		2.80	2.71	2.07		0.46
Portfolio turnover rate (%)	108	(c)(h)	290	(h)	256 (h)	133 (h)	120	(h)	64
Net assets, end of period (in millions)	$950.9		$1,014.8		$1,049.0	$1,222.2	$1,217.7		$1,257.5

Please see following page for Financial Highlights footnote legend

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018		2017		2016		2015
Net Asset Value, Beginning of Period	$9.96		$9.51		$9.90		$9.71		$9.26		$10.02

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.03)		0.20		0.28		0.28		0.21		0.05
Net realized and unrealized gain (loss)	0.61		0.60		(0.51)		0.07		0.24		(0.31)

Total income (loss) from investment operations	0.58		0.80		(0.23)		0.35		0.45		(0.26)

Less Distributions
Distributions from net investment income	(0.31)		(0.35)		(0.16)		(0.16)		0.00		(0.50)

Total distributions	(0.31)		(0.35)		(0.16)		(0.16)		0.00		(0.50)

Net Asset Value, End of Period	$10.23		$9.96		$9.51		$9.90		$9.71		$9.26

Total Return (%) (b)	5.83	(c)(d)	8.46	(d)	(2.31	)(d)	3.66	(d)	4.86	(d)	(2.80	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.15	(e)	1.57		1.39		1.11		0.90		0.76
Gross ratio of expenses to average net assets excluding interest expense (%)	0.67	(e)	0.66		0.66		0.66		0.66		0.66
Net ratio of expenses to average net assets (%) (f)(g)	1.14	(e)	1.55		1.38		1.10		0.90		0.76
Net ratio of expenses to average net assets excluding interest expense (%) (f)(g)	0.65	(e)	0.65		0.64		0.64		0.65		0.65
Ratio of net investment income (loss) to average net assets (%)	(0.59	)(e)	1.99		2.90		2.81		2.16		0.51
Portfolio turnover rate (%)	108	(c)(h)	290	(h)	256	(h)	133	(h)	120	(h)	64
Net assets, end of period (in millions)	$22.8		$22.9		$23.9		$28.1		$32.1		$32.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2020 and for each of the years ended December 31, 2019, 2018 and 2017 (see Note 6 of the Notes to Financial Statements).
(h)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 14%, 65%, 54%, 74%, and 61% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017 and 2016, respectively.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

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pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

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Notes to Financial Statements—June 30, 2020—(Continued)

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its Custodian, or set aside in the Portfolio’s records, cash or other liquid assets at such a level that: (i) the amount segregated, or set aside, plus the amount deposited with the broker as collateral will equal the current value of the security sold short: and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-

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Notes to Financial Statements—June 30, 2020—(Continued)

yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.

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Notes to Financial Statements—June 30, 2020—(Continued)

Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2020, the Portfolio had a payment of $355,805 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2020. The Portfolio’s average overdraft advances during the six months ended June 30, 2020 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

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Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

At June 30, 2020, the Portfolio had investments in repurchase agreements with a gross value of $435,692,335, which is reflected as repurchase agreement on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities. There were no outstanding reverse repurchase agreements as of June 30, 2020.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2020, the Portfolio entered into secured borrowing transactions involving U.S. Treasury securities. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the Portfolio’s average amount of borrowings was $784,353,504 and the weighted average interest rate was 1.371%. For the six months ended June 30, 2020, the Portfolio had an outstanding secured borrowing transaction balance for 182 days.

At June 30, 2020, the amount of the Portfolio’s outstanding borrowings was $1,412,200,307. Cash in the amount of $9,557,000 has been received as collateral under the terms of the Master Securities Forward Transaction Agreement (“MSFTA”) as of June 30, 2020. The MSFTA is a master netting agreement which provides both parties with the rights to set-off in the event of default by either party. The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the MSFTA and net of the related collateral pledged or received by the Portfolio as of June 30, 2020:

	Payable for Secured Borrowings	Financial Instruments available for offset(a)	Collateral Received(b)	Net Amount(c)
Barclays Capital, Inc.	$(8,895,271)	$8,903,107	$—	$7,836
BNP Paribas S.A.	(1,043,573,062)	1,048,269,677	(5,017,000)	(320,385)
Morgan Stanley & Co.	(359,731,974)	365,024,178	(4,540,000)	752,204

	$(1,412,200,307)	$1,422,196,962	$(9,557,000)	$439,655

(a)	Represents market value of borrowings as of June 30, 2020.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

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Brighthouse Funds Trust I

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Notes to Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(1,385,485,242)	$(26,715,065)	$—	$(1,412,200,307)
Total Borrowings	$—	$(1,385,485,242)	$(26,715,065)	$—	$(1,412,200,307)
Gross amount of recognized liabilities for secured borrowing transactions					$(1,412,200,307)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument,

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and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

The purpose of interest rate-capped options is to protect the buyer from floating rate risk above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in interest rate linked products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin

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on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Asset Swaps: Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of referenced assets, so that the Portfolio can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap involves transactions in which a Portfolio acquires or sells a bond position and then enters into an interest rate swap which transforms the fixed coupon of the bond into a floating coupon.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Investments at market value (a) (b)	$729
	Unrealized appreciation on centrally cleared swap contracts (b) (c)	8,732,049	Unrealized depreciation on centrally cleared swap contracts (b) (c)	$5,278,685
	Unrealized appreciation on futures contracts (b) (d)	1,102,926	Unrealized depreciation on futures contracts (b) (d)	3,308,824
			Written options at value	517,963
Credit	Unrealized appreciation on centrally cleared swap contracts (b) (c)	810,691	Unrealized depreciation on centrally cleared swap contracts (b) (c)	1,493,081
			Written options at value	180,452
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	2,024,725	Unrealized depreciation on forward foreign currency exchange contracts	4,807,085

Total		$12,671,120		$15,586,090

(a)	Represents purchased options which are part of investments at value as shown in the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(d)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

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The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$68,141	$(23,380)	$—	$44,761
BNP Paribas S.A.	27,821	(27,821)	—	—
Citibank N.A.	1,057,114	(1,057,114)	—	—
Deutsche Bank AG	103,760	(103,760)	—	—
Goldman Sachs Bank USA	102,701	(102,701)	—	—
JPMorgan Chase Bank N.A.	284,358	(284,358)	—	—
Societe Generale Paris	7,922	(7,184)	—	738
UBS AG	372,908	(372,908)	—	—

	$2,024,725	$(1,979,226)	$—	$45,499

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$23,380	$(23,380)	$–	$–
BNP Paribas S.A	69,007	(27,821)	–	41,186
Citibank N.A	2,915,196	(1,057,114)	(1,525,270)	332,812
Deutsche Bank AG	159,587	(103,760)	–	55,827
Goldman Sachs Bank USA	412,783	(102,701)	–	310,082
Goldman Sachs International	52,017	–	(32,419)	19,598
JPMorgan Chase Bank N.A	401,874	(284,358)	(36,821)	80,695
Morgan Stanley Capital Services, LLC .	222,018	–	(217,281)	4,737
Societe Generale Paris	7,184	(7,184)	–	–
UBS AG	1,242,454	(372,908)	(869,546)	–

	$5,505,500	$(1,979,226)	$(2,681,337)	$844,937

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$6,573,307	$1,837	$—	$6,575,144
Forward foreign currency transactions	—	—	5,225,257	5,225,257
Swap contracts	(16,262,646)	5,788,751	—	(10,473,895)
Futures contracts	(22,902,413)	—	—	(22,902,413)
Written options	(3,758,682)	73,295	—	(3,685,387)

	$(36,350,434)	$5,863,883	$5,225,257	$(25,261,294)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$1,814,005	$4,241	$—	$1,818,246
Forward foreign currency transactions	—	—	(384,310)	(384,310)
Swap contracts	7,600,668	1,757,611	—	9,358,279
Futures contracts	(3,662,644)	—	—	(3,662,644)
Written options	(2,674,404)	240,812	—	(2,433,592)

	$3,077,625	$2,002,664	$(384,310)	$4,695,979

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For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options . . . . . . . . . . . . . . . .	$942,051,633
Forward foreign currency transactions . .	559,096,595
Futures contracts long . . . . . . . . . . . . .	352,920,924
Futures contracts short . . . . . . . . . . . . .	(1,086,324,030)
Swap contracts . . . . . . . . . . . . . . . . . .	920,797,800
Written options . . . . . . . . . . . . . . . . .	(345,911,095)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or

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a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-36

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$3,378,389,595	$63,138,385	$3,741,732,125	$102,988,127

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$3,043,306,265	$3,022,195,373

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$5,222,615	0.500%	First $1.2 billion
	0.450%	Over $1.2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Pacific Investment Management Company LLC (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	Over $	2 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 were $24,936 and are included in the total amount shown as management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $119,613 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an

BHFTI-37

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$3,526,645,792

Gross unrealized appreciation	151,525,885
Gross unrealized depreciation	(76,241,278)

Net unrealized appreciation (depreciation)	$75,284,607

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$81,515,734	$43,814,134	$—	$—	$81,515,734	$43,814,134

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Depreciation	Accumulated Capital Losses	Total
$61,735,473	$—	$(60,615,055)	$(324,808,001)	$(323,687,583)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

At December 31, 2019, the Portfolio had accumulated long-term capital losses of $324,808,001.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-38

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-39

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the PIMCO Total Return Portfolio returned 6.04%, 5.95%, and 5.92%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, returned 6.14%.

MARKET ENVIRONMENT / CONDITIONS

Financial markets have been on a slow recovery from the initial COVID-19 shock in the beginning of this year. Investor panic has subdued as the first glimpses towards vaccines and treatments arose. Furthermore, extraordinary actions in fiscal stimulus and asset purchasing programs also helped stimulate the markets. Nonetheless, the virus’s presence continues to harm the true economy: unprecedented declines in employment, gross domestic product (“GDP”), consumer demand across the globe, and a resurgence of cases where social distancing polices are relaxed.

In April, the outbreak of COVID-19 evolved into a truly global humanitarian crisis. Nonetheless, fiscal and monetary actions as well as hope of vaccines and treatments have helped stimulate financial markets: the S&P 500 Index posted a 12.5% gain for the month of April, and credit markets recovered after they bottomed in March. Despite the financial rally, COVID-19’s negative shock to the real economy remains clear in that lackluster demand for oil drove West Texas Intermediate oil futures down below zero, personal consumption declined by 7.6%, U.S. jobless claims reached 26 million, and U.S. GDP contracted by 4.8% in the first quarter.

A gradual recovery of financial markets continued throughout May. Global equities mostly gained, credit spreads tightened, and oil prices staged a comeback. This stability was driven by a variety of factors. On the virus front, regions such as the U.K. as well as certain U.S. states have begun to relax social distancing restrictions, and there is strengthened optimism amidst testing advancements for a vaccine. In complement to this, the E.U. and Japan both announced new fiscal stimulus plans and the European Central Bank (the “ECB”), Bank of England, and U.S. Federal Reserve (the “Fed”) all kept their asset purchasing programs unchanged.

June highlighted the complexity in easing lockdowns as many U.S. states saw a resurgence in COVID-19 cases. As a result, we continued to see an emphasis on fiscal and monetary stimulus talks. Congress discussed the Phase 4 stimulus bill while the Fed strengthened its “main street” lending program and re-emphasized its plan to keep rates near zero for the foreseeable future. Similarly, the ECB announced an increase in the size of its Pandemic Emergency Purchase Program by another €600 and pledged to keep asset purchasing towards the end of 2022.

PORTFOLIO REVIEW / PERIOD-END POSITIONING

An overweight to U.S. duration and yield curve positioning, particularly to the intermediate portion of the yield curve, was partially facilitated through cash bonds, interest rate swaps, and futures, and contributed to relative performance. Outside the U.S., short positions in other developed markets, particularly the U.K., which was partially facilitated using interest rate swaps, detracted as global developed rates generally fell. Selection within the eurozone, particularly a preference for Italy facilitated using futures, also detracted. Overweight positions in non-Agency Mortgage-Backed Securities (“MBS”) and Treasury Inflation Protected Securities (“TIPS”) detracted from relative performance as spreads widened and inflation expectations fell over the period. Within corporate credit, an underweight to investment grade credit added to performance, more than offsetting negative contributions from a modest allocation to high yield. Finally, currency strategies, partially implemented using currency forwards, detracted moderately from performance, particularly tactical holding of Japanese yen and positions within emerging market currencies. All derivatives utilized in the Portfolio performed in line with expectations.

At period end, the Portfolio was underweight duration overall, but had a preference for U.S. duration against rate exposure in other developed regions, including the U.K. and Japan. We maintained a preference for the intermediate portion (between 2 and 10-year maturity) of the U.S. yield curve but were mindful that quantitative easing (the Fed policy designed to increase monetary supply in the economy) could anchor long-term yields in the near-term. The Portfolio continued to have more diversified credit exposures in sectors beyond investment grade corporates and was focused on security selection over general market exposure. We continued to have a bias toward liquid and high-quality corporate credit, remaining underweight to credit exposures overall. At period end, we were seeking compelling credit exposure particularly to longer maturity issues. We were neutral TIPS at period end as they may face some near-term volatility with a challenged growth outlook. Longer-term, we still expect to have attractive entry points in TIPS given market pricing relative to our expectation for inflation to shift slowly back toward Fed target — but we have adjusted our position lower during the period due to near-term headwinds. We preferred Agency MBS given attractive valuations and the fact that the sector is essentially government guaranteed. We also continued to favor senior positions in mortgage credit. At period end, we had minimal Foreign Ex-

BHFTI-1

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Managed by Pacific Investment Management Company LLC

Portfolio Manager Commentary*—(Continued)

change currency market exposure given the uncertain backdrop but remained tactical overall.

Scott A. Mather

Mark Kiesel

Mohit Mittal

Portfolio Managers

Pacific Investment Management Company LLC

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

BHFTI-2

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
PIMCO Total Return Portfolio
Class A	6.04	8.30	4.40	4.04
Class B	5.95	8.06	4.16	3.78
Class E	5.92	8.10	4.24	3.88
Bloomberg Barclays U.S. Aggregate Bond Index	6.14	8.74	4.30	3.82

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	61.4
Corporate Bonds & Notes	42.9
Asset-Backed Securities	11.9
Mortgage-Backed Securities	7.2
Foreign Government	2.5
Municipals	0.8
Floating Rate Loans	0.2

BHFTI-3

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Understanding Your Portfolio’s Expenses

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

PIMCO Total Return Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.64%	$1,000.00	$1,060.40	$3.28
	Hypothetical*	0.64%	$1,000.00	$1,021.68	$3.22

Class B (a)	Actual	0.89%	$1,000.00	$1,059.50	$4.56
	Hypothetical*	0.89%	$1,000.00	$1,020.44	$4.47

Class E (a)	Actual	0.79%	$1,000.00	$1,059.20	$4.04
	Hypothetical*	0.79%	$1,000.00	$1,020.94	$3.97

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

U.S. Treasury & Government Agencies—61.4% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—39.3%
Fannie Mae 10 Yr. Pool
3.000%, 12/01/20	3,794	$3,985
3.000%, 02/01/21	17,323	18,197
3.000%, 08/01/21	22,765	23,913
3.000%, 11/01/21	8,125	8,535
3.000%, 03/01/22	43,594	45,793
3.000%, 05/01/22	162,070	170,244
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	278,273	294,846
3.000%, 06/01/30	10,471,581	11,197,727
3.500%, 10/01/26	110,865	116,627
3.500%, 07/01/29	122,711	130,378
3.500%, 05/01/35	99,990	105,126
4.000%, 06/01/24	1,617	1,710
4.000%, 02/01/25	185,396	196,137
4.000%, 06/01/25	61,310	64,857
4.000%, 08/01/25	38,083	40,294
4.000%, 12/01/25	68,688	72,695
4.000%, 02/01/26	60,998	64,544
4.000%, 03/01/26	12,114	12,850
4.000%, 06/01/26	11,757	12,439
4.500%, 05/01/23	7,902	8,322
4.500%, 06/01/23	533	561
4.500%, 04/01/24	14,102	14,864
4.500%, 05/01/24	55,262	58,625
4.500%, 08/01/24	10,245	10,871
4.500%, 10/01/24	85,486	91,153
4.500%, 11/01/24	22,876	24,378
4.500%, 02/01/25	134,021	142,421
4.500%, 03/01/25	113,360	120,892
4.500%, 04/01/25	107,342	114,336
4.500%, 05/01/25	214,694	227,877
4.500%, 06/01/25	17,040	18,142
4.500%, 07/01/25	968,988	1,033,495
4.500%, 08/01/25	14,430	15,322
4.500%, 09/01/25	58,955	62,767
4.500%, 11/01/25	55,805	59,509
4.500%, 04/01/26	5,158	5,526
4.500%, 01/01/27	11,579	12,213
5.500%, 09/01/20	32	32
5.500%, 12/01/20	2	2
5.500%, 03/01/22	24,458	25,027
5.500%, 04/01/22	14,367	14,602
5.500%, 07/01/22	24,195	24,845
5.500%, 09/01/22	3,569	3,631
5.500%, 10/01/22	60,098	62,117
5.500%, 11/01/22	13,330	13,768
5.500%, 12/01/22	14,050	14,497
5.500%, 02/01/23	29,092	30,100
5.500%, 03/01/23	3,481	3,619
5.500%, 07/01/23	2,279	2,361
5.500%, 08/01/23	11,272	11,823
5.500%, 10/01/23	22,966	24,093
5.500%, 12/01/23	5,191	5,352
5.500%, 01/01/24	2,477	2,605
5.500%, 03/01/24	13,172	13,754

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 15 Yr. Pool
5.500%, 09/01/24	6,130	6,183
5.500%, 01/01/25	196,913	206,925
5.500%, 05/01/25	8,614	9,004
Fannie Mae 20 Yr. Pool
4.000%, 04/01/29	27,894	29,865
4.000%, 05/01/29	97,894	104,310
4.000%, 03/01/30	55,097	58,810
4.000%, 05/01/30	86,955	92,846
4.000%, 08/01/30	73,485	78,463
4.000%, 09/01/30	53,385	57,447
4.000%, 10/01/30	2,143	2,288
4.000%, 11/01/30	247,779	266,714
4.000%, 12/01/30	34,066	36,673
4.000%, 06/01/31	4,946	5,315
4.000%, 09/01/31	128,934	138,786
4.000%, 11/01/31	8,797	9,322
4.500%, 01/01/25	3,184	3,414
4.500%, 04/01/31	23,458	25,604
5.500%, 06/01/27	4,801	5,278
5.500%, 12/01/27	47,997	52,875
5.500%, 03/01/28	23,041	25,385
5.500%, 04/01/28	41,861	46,018
5.500%, 05/01/28	28,333	31,222
5.500%, 10/01/28	9,528	10,484
5.500%, 12/01/28	4,123	4,535
5.500%, 01/01/29	63,643	70,034
5.500%, 07/01/29	42,887	47,187
5.500%, 10/01/29	127,414	140,420
5.500%, 04/01/30	72,935	80,254
6.000%, 06/01/26	4,281	4,760
6.000%, 07/01/26	34,552	38,422
6.000%, 08/01/26	6,591	7,324
6.000%, 12/01/26	6,064	6,743
6.000%, 10/01/28	20,888	23,197
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	6,823,306	7,308,391
4.000%, 05/01/34	76,126	80,977
4.000%, 05/01/35	59,760	64,152
4.000%, 01/01/41	423,682	470,489
4.000%, 03/01/41	267,965	291,784
4.000%, 05/01/41	299,593	332,976
4.000%, 05/01/42	85,443	92,796
4.000%, 12/01/43	454,304	497,234
4.500%, 04/01/39	602,331	669,940
4.500%, 05/01/39	50,995	56,670
4.500%, 06/01/39	19,682	21,901
4.500%, 08/01/39	18,228	20,266
4.500%, 12/01/39	6,484	7,282
4.500%, 05/01/40	22,653	25,080
4.500%, 09/01/40	23,446	26,101
4.500%, 10/01/40	195,495	210,841
4.500%, 12/01/40	43,032	48,297
4.500%, 02/01/41	155,600	172,858
4.500%, 05/01/41	13,309	14,871
4.500%, 06/01/41	8,057	8,843

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 07/01/41	8,848	$9,734
4.500%, 09/01/41	481,635	521,059
4.500%, 10/01/41	76,784	84,149
4.500%, 03/01/42	29,394	32,330
4.500%, 06/01/42	40,779	45,383
4.500%, 07/01/42	584,639	641,637
4.500%, 11/01/43	10,862	12,256
4.500%, 12/01/47	17,755,028	19,137,004
5.000%, 03/01/32	2,517	2,750
5.000%, 04/01/33	55,162	60,139
5.000%, 07/01/33	73,099	83,220
5.000%, 08/01/33	1,443	1,653
5.000%, 09/01/33	1,238	1,421
5.000%, 10/01/33	13,972	16,032
5.000%, 11/01/33	249	274
5.000%, 01/01/34	50,855	55,556
5.000%, 04/01/34	72,683	83,173
5.000%, 06/01/34	1,700	1,866
5.000%, 12/01/34	14,937	16,295
5.000%, 01/01/35	25,803	28,241
5.000%, 04/01/35	34	39
5.000%, 07/01/35	24,954	27,202
5.000%, 09/01/35	8,987	9,801
5.000%, 01/01/38	98,987	113,511
5.000%, 04/01/39	16,678	19,012
5.000%, 10/01/39	6,243	7,166
5.000%, 11/01/39	13,315	15,286
5.000%, 06/01/40	11,100	12,130
5.000%, 11/01/42	41,926	45,764
5.500%, 12/01/28	13,384	14,714
5.500%, 06/01/33	34,572	39,244
5.500%, 07/01/33	6,495	7,442
5.500%, 09/01/33	122,967	137,759
5.500%, 11/01/33	110,547	121,610
5.500%, 12/01/33	1,109	1,267
5.500%, 04/01/34	1,478	1,693
5.500%, 07/01/34	8,406	9,254
5.500%, 08/01/34	175,468	200,592
5.500%, 09/01/34	5,128	5,772
5.500%, 11/01/34	215,813	247,503
5.500%, 12/01/34	512,365	587,556
5.500%, 01/01/35	183,082	210,044
5.500%, 02/01/35	250,761	287,533
5.500%, 03/01/35	345,465	395,537
5.500%, 04/01/35	68,208	75,263
5.500%, 05/01/35	86,199	98,997
5.500%, 06/01/35	142,039	162,902
5.500%, 08/01/35	132,085	151,535
5.500%, 09/01/35	1,487,091	1,706,895
5.500%, 10/01/35	152,637	175,150
5.500%, 12/01/35	632,559	726,009
5.500%, 01/01/36	150,168	172,142
5.500%, 03/01/36	164,145	188,715
5.500%, 05/01/36	1,311	1,506
5.500%, 07/01/36	668,972	767,541

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 09/01/36	81,486	93,453
5.500%, 11/01/36	50,333	57,806
5.500%, 12/01/36	1,359	1,495
5.500%, 02/01/37	1,013	1,162
5.500%, 05/01/37	14,042	16,082
5.500%, 08/01/37	606,987	697,760
5.500%, 01/01/38	4,609	5,276
5.500%, 02/01/38	135,112	154,364
5.500%, 03/01/38	694,753	797,683
5.500%, 05/01/38	1,308,632	1,503,033
5.500%, 06/01/38	48,083	54,965
5.500%, 09/01/38	20,708	22,774
5.500%, 10/01/38	482,398	554,384
5.500%, 11/01/38	114,765	131,731
5.500%, 01/01/39	32,843	37,727
5.500%, 07/01/39	14,260	15,729
5.500%, 11/01/39	1,489,527	1,707,094
5.500%, 02/01/40	221,005	246,620
5.500%, 06/01/40	55,930	61,580
5.500%, 09/01/40	203,568	233,232
5.500%, 07/01/41	2,377,392	2,722,809
5.500%, 02/01/49	389,921	428,781
6.000%, 12/01/28	11,032	12,261
6.000%, 01/01/29	9,773	10,949
6.000%, 02/01/29	75	85
6.000%, 04/01/29	1,729	1,953
6.000%, 06/01/29	2,687	3,036
6.000%, 11/01/32	40,355	45,006
6.000%, 12/01/32	116,116	130,965
6.000%, 03/01/33	10,757	12,489
6.000%, 04/01/33	3,190	3,552
6.000%, 05/01/33	10,679	12,408
6.000%, 07/01/33	11,366	13,205
6.000%, 01/01/34	1,032	1,202
6.000%, 09/01/34	5,284	5,879
6.000%, 11/01/34	5,670	6,364
6.000%, 04/01/35	490,904	571,145
6.000%, 05/01/35	13,647	15,841
6.000%, 06/01/35	2,608	3,039
6.000%, 07/01/35	18,440	20,835
6.000%, 09/01/35	4,195	4,852
6.000%, 11/01/35	384,835	430,824
6.000%, 12/01/35	11,364	12,883
6.000%, 04/01/36	2,540	2,875
6.000%, 05/01/36	99,485	112,279
6.000%, 06/01/36	19,095	21,229
6.000%, 07/01/36	7,523	8,398
6.000%, 08/01/36	1,092,447	1,274,845
6.000%, 09/01/36	114,827	132,722
6.000%, 10/01/36	58,554	65,689
6.000%, 11/01/36	21,540	24,637
6.000%, 12/01/36	13,284	14,808
6.000%, 01/01/37	88,712	101,577
6.000%, 02/01/37	267,799	312,548
6.000%, 04/01/37	46,097	52,361

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 05/01/37	21,285	$23,695
6.000%, 07/01/37	15,774	18,363
6.000%, 08/01/37	31,806	36,111
6.000%, 11/01/37	36,337	42,098
6.000%, 02/01/38	346,511	403,113
6.000%, 03/01/38	6,554	7,649
6.000%, 08/01/38	8,315	9,374
6.000%, 09/01/38	411,002	478,263
6.000%, 10/01/38	42,698	49,823
6.000%, 11/01/38	7,866	8,748
6.000%, 01/01/39	48,538	56,620
6.000%, 04/01/39	318,176	371,349
6.000%, 07/01/39	59,556	69,400
6.000%, 08/01/39	307,831	356,914
6.000%, 05/01/40	1,876	2,088
8.000%, 10/01/25	682	752
Fannie Mae ARM Pool
2.535%, 12M LIBOR + 1.660%, 05/01/34 (a)	262,972	265,189
2.891%, 12M MTA + 1.200%, 08/01/41 (a)	197,122	196,871
2.891%, 12M MTA + 1.200%, 07/01/42 (a)	176,574	176,956
2.891%, 12M MTA + 1.200%, 08/01/42 (a)	179,840	180,241
2.891%, 12M MTA + 1.200%, 10/01/44 (a)	211,230	211,713
2.941%, 12M MTA + 1.250%, 09/01/41 (a)	521,201	522,956
3.026%, 6M LIBOR + 1.515%, 01/01/35 (a)	81,838	84,030
3.034%, 6M LIBOR + 1.412%, 06/01/33 (a)	14,426	14,755
3.218%, 12M LIBOR + 1.343%, 11/01/34 (a)	2,963	2,991
3.248%, 6M LIBOR + 1.373%, 09/01/35 (a)	599,829	608,074
3.304%, 6M LIBOR + 1.538%, 01/01/36 (a)	41,398	41,782
3.366%, 12M LIBOR + 1.366%, 03/01/35 (a)	17,251	17,951
3.411%, 12M LIBOR + 1.341%, 12/01/34 (a)	596,204	617,276
3.461%, 12M MTA + 1.748%, 11/01/35 (a)	110,292	112,839
3.470%, 12M LIBOR + 1.345%, 12/01/34 (a)	331,140	342,996
3.480%, 6M LIBOR + 1.605%, 08/01/36 (a)	135,358	136,052
3.503%, 12M LIBOR + 1.628%, 05/01/35 (a)	24,498	25,698
3.506%, 1Y H15 + 2.208%, 07/01/33 (a)	11,474	11,978
3.512%, 12M LIBOR + 1.512%, 01/01/35 (a)	21,896	22,837
3.534%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,652	1,664
3.537%, 12M LIBOR + 1.550%, 01/01/35 (a)	35,324	36,934
3.614%, 12M LIBOR + 1.584%, 10/01/34 (a)	5,932	5,973
3.615%, 12M LIBOR + 1.615%, 01/01/35 (a)	26,909	28,165
3.640%, 12M LIBOR + 1.631%, 02/01/35 (a)	16,226	17,015
3.650%, 1Y H15 + 1.900%, 02/01/31 (a)	117,054	117,684
3.667%, 12M LIBOR + 1.631%, 01/01/35 (a)	6,953	7,081
3.701%, 12M LIBOR + 1.680%, 12/01/34 (a)	20,813	21,813
3.719%, 12M LIBOR + 1.670%, 11/01/34 (a)	35,934	37,578
3.760%, 12M LIBOR + 1.885%, 11/01/32 (a)	22,756	23,037
3.773%, 1Y H15 + 2.067%, 10/01/28 (a)	61,183	61,529
3.807%, 12M LIBOR + 1.810%, 04/01/35 (a)	53,292	56,371
3.810%, 12M LIBOR + 1.698%, 09/01/32 (a)	60,462	60,914
3.813%, 1Y H15 + 2.313%, 05/01/35 (a)	138,825	146,361
3.851%, 1Y H15 + 2.195%, 02/01/35 (a)	40,137	41,910
3.901%, 1Y H15 + 2.215%, 09/01/31 (a)	26,162	26,338
3.982%, 1Y H15 + 2.306%, 04/01/34 (a)	3,267	3,424
4.018%, 1Y H15 + 2.074%, 10/01/35 (a)	125,989	126,684
4.060%, 12M LIBOR + 1.810%, 09/01/34 (a)	348,252	365,699

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae ARM Pool
4.116%, 1Y H15 + 2.171%, 11/01/35 (a)	229,119	239,041
4.127%, COFI + 1.926%, 12/01/36 (a)	68,186	70,371
4.321%, 1Y H15 + 2.360%, 11/01/34 (a)	903,929	948,959
4.423%, 12M LIBOR + 1.750%, 08/01/35 (a)	181,826	190,753
4.531%, 1Y H15 + 2.156%, 07/01/32 (a)	17,339	17,280
4.598%, 1Y H15 + 2.223%, 08/01/35 (a)	110,194	114,674
5.030%, COFI + 1.727%, 09/01/34 (a)	9,659	10,227
Fannie Mae Pool
2.310%, 08/01/22	8,065,088	8,284,394
3.320%, 05/01/28	17,700,000	20,310,728
Fannie Mae REMICS (CMO)
0.594%, 1M LIBOR + 0.400%, 09/18/31 (a)	123,967	124,004
1.085%, 1M LIBOR + 0.900%, 04/25/32 (a)	40,917	41,309
3.723%, 05/25/35 (a)	423,659	443,587
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	56,545	60,284
4.000%, 09/01/30	258,356	277,814
4.000%, 10/01/30	14,791	15,781
5.500%, 04/01/21	1,611	1,771
5.500%, 12/01/22	163	179
5.500%, 03/01/23	36,224	39,832
5.500%, 06/01/26	775	852
5.500%, 08/01/26	603	663
5.500%, 06/01/27	17,083	18,784
5.500%, 12/01/27	29,107	32,006
5.500%, 01/01/28	21,770	23,939
5.500%, 02/01/28	4,557	5,012
5.500%, 05/01/28	44,036	48,537
5.500%, 06/01/28	82,739	91,128
6.000%, 03/01/21	2,540	2,822
6.000%, 01/01/22	20,493	22,764
6.000%, 10/01/22	125,905	139,857
6.000%, 04/01/23	7,032	7,812
Freddie Mac 30 Yr. Gold Pool 4.000%, 12/01/40	194,201	213,099
4.500%, 04/01/34	14,015	15,305
4.500%, 06/01/35	46,455	50,725
4.500%, 04/01/41	106,113	117,864
4.500%, 10/01/41	75,272	83,819
5.500%, 01/01/33	913	1,037
5.500%, 05/01/33	1,071	1,225
5.500%, 08/01/33	1,317	1,507
5.500%, 10/01/33	2,297	2,567
5.500%, 01/01/34	1,054	1,198
5.500%, 09/01/34	16,552	18,518
5.500%, 01/01/35	21,572	24,746
5.500%, 07/01/35	1,197	1,373
5.500%, 10/01/35	9,776	10,751
5.500%, 11/01/35	44,745	49,932
5.500%, 12/01/35	28,886	33,147
5.500%, 01/01/36	20,182	23,129
5.500%, 02/01/36	33,124	36,445
5.500%, 04/01/36	12,113	13,801
5.500%, 06/01/36	1,041,255	1,196,289
5.500%, 07/01/36	22,119	25,412

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
5.500%, 08/01/36	56,262	$63,001
5.500%, 10/01/36	10,048	11,323
5.500%, 12/01/36	160,601	184,605
5.500%, 02/01/37	12,869	14,648
5.500%, 03/01/37	11,788	13,514
5.500%, 04/01/37	29,932	33,173
5.500%, 06/01/37	50,893	57,412
5.500%, 07/01/37	143,929	165,330
5.500%, 08/01/37	48,753	56,003
5.500%, 09/01/37	9,229	10,602
5.500%, 10/01/37	6,763	7,766
5.500%, 11/01/37	163,782	188,182
5.500%, 12/01/37	7,340	8,302
5.500%, 01/01/38	51,786	59,425
5.500%, 02/01/38	132,507	152,154
5.500%, 03/01/38	53,997	61,617
5.500%, 04/01/38	139,045	159,298
5.500%, 05/01/38	60,275	68,882
5.500%, 06/01/38	206,134	236,225
5.500%, 07/01/38	262,088	300,582
5.500%, 08/01/38	708,057	813,227
5.500%, 09/01/38	189,315	216,625
5.500%, 10/01/38	5,690,468	6,520,407
5.500%, 11/01/38	2,113,645	2,415,442
5.500%, 12/01/38	5,668	6,234
5.500%, 01/01/39	465,043	533,888
5.500%, 02/01/39	73,626	82,469
5.500%, 03/01/39	50,620	58,071
5.500%, 06/01/39	1,657,311	1,899,883
5.500%, 09/01/39	37,962	43,535
5.500%, 02/01/40	57,961	66,394
5.500%, 03/01/40	9,082	10,380
5.500%, 05/01/40	1,740	1,994
5.500%, 08/01/40	55,260	63,281
Freddie Mac 30 Yr. Pool 4.000%, 01/01/49	6,747,142	7,146,595
Freddie Mac ARM Non-Gold Pool
3.621%, 12M LIBOR + 1.621%, 02/01/35 (a)	13,713	14,374
3.625%, 12M LIBOR + 1.625%, 02/01/35 (a)	26,442	27,436
3.637%, 12M LIBOR + 1.345%, 09/01/35 (a)	96,343	99,626
3.677%, 12M LIBOR + 1.677%, 01/01/35 (a)	13,772	14,449
3.678%, 12M LIBOR + 1.678%, 02/01/35 (a)	14,084	14,787
3.741%, 1Y H15 + 2.108%, 02/01/35 (a)	25,071	26,203
3.777%, 1Y H15 + 2.250%, 02/01/35 (a)	32,064	33,703
3.821%, 1Y H15 + 2.250%, 06/01/35 (a)	401,005	420,838
3.821%, 1Y H15 + 2.250%, 08/01/35 (a)	153,076	160,516
3.871%, 12M LIBOR + 1.889%, 11/01/34 (a)	15,006	15,826
3.892%, 1Y H15 + 2.250%, 01/01/35 (a)	81,604	85,646
3.901%, 12M LIBOR + 1.901%, 02/01/35 (a)	23,965	25,385
4.001%, 1Y H15 + 2.107%, 10/01/34 (a)	24,383	25,389
4.006%, 1Y H15 + 2.250%, 11/01/34 (a)	34,574	36,258
4.010%, 12M LIBOR + 1.900%, 11/01/34 (a)	11,881	12,556
4.039%, 1Y H15 + 2.250%, 11/01/31 (a)	10,788	10,844
4.095%, 12M LIBOR + 1.900%, 11/01/34 (a)	3,511	3,539
4.211%, 12M LIBOR + 1.961%, 08/01/32 (a)	42,480	42,711

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac ARM Non-Gold Pool
4.220%, 1Y H15 + 2.222%, 09/01/35 (a)	207,887	217,487
4.501%, 1Y H15 + 2.465%, 01/01/29 (a)	182,714	183,396
Freddie Mac Multifamily Structured Pass-Through Certificates 1.357%, 08/25/22 (a) (b)	39,717,354	857,462
Freddie Mac REMICS (CMO) 0.435%, 1M LIBOR + 0.250%, 07/15/34 (a)	22,775	22,651
0.585%, 1M LIBOR + 0.400%, 06/15/41 (a)	6,236,494	6,241,624
1.875%, PRIME - 1.375%, 11/15/23 (a)	92,607	93,745
3.500%, 01/15/42	26,839,826	28,300,213
6.500%, 01/15/24	6,039	6,485
Freddie Mac Structured Pass-Through Securities (CMO) 2.704%, 12M MTA + 1.200%, 10/25/44 (a)	568,302	574,002
2.891%, 12M MTA + 1.200%, 02/25/45 (a)	50,090	50,517
2.904%, 12M MTA + 1.400%, 07/25/44 (a)	2,814,542	2,921,545
Ginnie Mae I 30 Yr. Pool 3.000%, TBA (c)	7,000,000	7,393,750
4.000%, TBA (c)	11,000,000	11,638,086
5.000%, 10/15/33	5,454	5,968
5.000%, 12/15/33	19,052	21,766
5.000%, 05/15/34	4,576	5,231
5.000%, 07/15/34	655	717
5.000%, 11/15/35	2,295	2,539
5.000%, 03/15/36	1,527	1,746
5.000%, 10/15/38	415,145	475,092
5.000%, 02/15/39	61,604	70,175
5.000%, 03/15/39	101,537	116,168
5.000%, 04/15/39	549,447	618,351
5.000%, 05/15/39	2,064,620	2,357,633
5.000%, 06/15/39	636,539	720,601
5.000%, 09/15/39	208,311	237,948
5.000%, 05/15/40	21,429	24,467
5.000%, 09/15/40	231,520	264,630
5.000%, 12/15/40	17,000	19,423
5.000%, 07/15/41	11,799	12,910
5.000%, 09/15/47	186,394	204,209
5.000%, TBA (c)	15,000,000	16,385,156
7.000%, 10/15/23	836	846
7.500%, 01/15/26	1,561	1,699
Ginnie Mae II 30 Yr. Pool 3.000%, TBA (c)	2,000,000	2,114,219
4.000%, 10/20/44	1,055,597	1,149,925
4.000%, 01/20/45	1,678,531	1,827,700
4.000%, 06/20/47	11,726,283	12,596,721
4.000%, 03/20/48	6,607,360	7,066,297
4.000%, 04/20/48	1,669,810	1,778,525
4.000%, 06/20/48	6,719,561	7,184,445
4.500%, 02/20/49	7,736,916	8,262,050
4.500%, TBA (c)	162,100,000	173,060,500
5.000%, 08/20/48	11,527,369	12,559,108
5.000%, 04/20/49	26,027,240	28,269,104
5.000%, 06/20/49	829,334	900,765
5.000%, 07/20/49	41,793,898	45,397,509
5.000%, 08/20/49	43,146,522	46,869,453
5.000%, TBA (c)	1,900,000	2,063,727

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II ARM Pool
3.000%, 1Y H15 + 1.500%, 02/20/22 (a)	1,507	$1,521
3.000%, 1Y H15 + 1.500%, 01/20/23 (a)	4,276	4,365
3.000%, 1Y H15 + 1.500%, 02/20/26 (a)	4,503	4,591
3.000%, 1Y H15 + 1.500%, 01/20/27 (a)	2,049	2,072
3.000%, 1Y H15 + 1.500%, 02/20/28 (a)	5,565	5,618
3.000%, 1Y H15 + 1.500%, 03/20/28 (a)	6,553	6,646
3.000%, 1Y H15 + 1.500%, 01/20/30 (a)	17,287	18,051
3.000%, 1Y H15 + 1.500%, 03/20/32 (a)	258	270
3.000%, 1Y H15 + 1.500%, 03/20/33 (a)	2,467	2,587
3.125%, 1Y H15 + 1.500%, 11/20/26 (a)	9,111	9,219
3.125%, 1Y H15 + 1.500%, 11/20/27 (a)	7,922	8,056
3.125%, 1Y H15 + 1.500%, 10/20/28 (a)	3,353	3,383
3.125%, 1Y H15 + 1.500%, 10/20/29 (a)	3,429	3,580
3.125%, 1Y H15 + 1.500%, 10/20/30 (a)	2,302	2,329
3.125%, 1Y H15 + 1.500%, 11/20/30 (a)	19,315	19,477
3.250%, 1Y H15 + 1.500%, 08/20/27 (a)	21,537	21,819
3.250%, 1Y H15 + 1.500%, 09/20/27 (a)	47,825	48,465
3.250%, 1Y H15 + 1.500%, 07/20/29 (a)	4,863	5,069
3.250%, 1Y H15 + 1.500%, 08/20/29 (a)	5,263	5,487
3.250%, 1Y H15 + 1.500%, 09/20/29 (a)	4,795	4,831
3.250%, 1Y H15 + 1.500%, 08/20/31 (a)	1,331	1,392
3.250%, 1Y H15 + 1.500%, 07/20/32 (a)	3,560	3,600
3.250%, 1Y H15 + 1.500%, 09/20/33 (a)	27,471	28,774
3.625%, 1Y H15 + 2.000%, 10/20/31 (a)	4,654	4,675
3.875%, 1Y H15 + 1.500%, 04/20/22 (a)	123	124
3.875%, 1Y H15 + 1.500%, 05/20/26 (a)	7,563	7,598
3.875%, 1Y H15 + 1.500%, 06/20/27 (a)	2,473	2,499
3.875%, 1Y H15 + 1.500%, 05/20/28 (a)	3,156	3,284
3.875%, 1Y H15 + 1.500%, 05/20/29 (a)	4,716	4,914
3.875%, 1Y H15 + 1.500%, 04/20/30 (a)	8,034	8,430
3.875%, 1Y H15 + 1.500%, 05/20/30 (a)	16,131	16,930
3.875%, 1Y H15 + 1.500%, 06/20/30 (a)	5,657	5,906
3.875%, 1Y H15 + 1.500%, 04/20/31 (a)	6,563	6,593
3.875%, 1Y H15 + 1.500%, 04/20/32 (a)	4,171	4,217
3.875%, 1Y H15 + 1.500%, 05/20/32 (a)	7,183	7,204
Government National Mortgage Association (CMO) 0.643%, 1M LIBOR + 0.340%, 12/20/62 (a)	206,201	205,346
0.903%, 1M LIBOR + 0.600%, 08/20/65 (a)	3,194,130	3,197,009
0.903%, 1M LIBOR + 0.600%, 10/20/65 (a)	6,954,824	6,966,340
0.953%, 1M LIBOR + 0.650%, 06/20/66 (a)	4,880,819	4,892,678
1.153%, 1M LIBOR + 0.850%, 09/20/66 (a)	8,523,204	8,615,822
1.303%, 1M LIBOR + 1.000%, 12/20/65 (a)	21,547,721	21,888,263
1.303%, 1M LIBOR + 1.000%, 01/20/67 (a)	10,068,999	10,237,400
2.916%, 12M LIBOR + 0.800%, 09/20/67 (a)	9,293,605	9,497,428
4.233%, 09/20/66 (a)	11,171,499	12,120,441
Uniform Mortgage-Backed Securities 2.000%, TBA (c)	185,000,000	188,558,545
2.500%, TBA (c)	370,800,000	385,073,553
3.000%, TBA (c)	366,500,000	384,664,642
3.500%, TBA (c)	327,100,000	343,960,411
4.000%, TBA (c)	3,000,000	3,173,965
4.500%, TBA (c)	100,000	105,221
5.500%, TBA (c)	12,000,000	13,198,861
6.000%, TBA (c)	6,500,000	7,233,680

		1,965,611,588

U.S. Treasury—22.1%
U.S. Treasury Bonds 2.000%, 02/15/50	12,600,000	14,422,078
2.750%, 08/15/42	39,000,000	49,988,554
2.750%, 11/15/42	19,800,000	25,354,828
2.875%, 05/15/43	83,700,000	109,320,047
2.875%, 08/15/45	17,200,000	22,664,359
3.125%, 02/15/42	15,800,000	21,440,476
3.125%, 08/15/44 (d)	116,300,000	158,540,523
3.375%, 05/15/44	18,000,000	25,451,719
4.250%, 05/15/39 (d)	9,600,000	14,828,625
4.375%, 11/15/39	57,100,000	89,765,215
4.375%, 05/15/40	11,900,000	18,800,141
4.500%, 08/15/39	15,100,000	24,043,801
4.625%, 02/15/40	12,800,000	20,753,500
U.S. Treasury Notes 1.750%, 09/30/22 (e) (f) (g) (h)	20,400,000	21,122,766
1.750%, 06/30/24 (f)	38,200,000	40,521,844
1.875%, 07/31/22 (f) (g) (h)	102,600,000	106,243,101
1.875%, 08/31/22 (e) (f) (h)	31,200,000	32,350,500
2.000%, 10/31/22 (f) (h)	3,300,000	3,440,379
2.125%, 07/31/24 (f) (h)	24,800,000	26,707,469
2.125%, 09/30/24	89,200,000	96,294,187
2.250%, 11/15/24 (i)	110,600,000	120,238,617
2.250%, 08/15/27	24,360,000	27,361,228
2.625%, 02/15/29 (i)	29,260,000	34,284,491

		1,103,938,448

Total U.S. Treasury & Government Agencies (Cost $2,918,067,086)		3,069,550,036

Corporate Bonds & Notes—42.9%

Aerospace/Defense—0.1%
Spirit AeroSystems, Inc. 3.950%, 06/15/23	4,100,000	3,464,500
4.600%, 06/15/28	1,600,000	1,284,000

		4,748,500

Agriculture—0.6%
BAT Capital Corp. 2.764%, 08/15/22	5,900,000	6,110,435
BAT International Finance plc 3.250%, 06/07/22 (144A)	3,172,000	3,304,101
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	6,300,000	6,542,831
3.875%, 07/26/29 (144A)	12,800,000	13,473,947

		29,431,314

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	1,192,674	1,011,936
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,719,802	1,419,020
Delta Air Lines Pass-Through Trust 6.821%, 08/10/22	11,616,179	11,388,804

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
Latam Airlines Pass-Through Trust
4.200%, 11/15/27	2,678,095	$2,289,771
4.500%, 11/15/23	1,758,783	892,582
United Airlines Pass-Through Trust
2.875%, 10/07/28	4,339,226	4,052,004
3.450%, 07/07/28	2,517,454	2,095,287

		23,149,404

Auto Manufacturers—4.5%
BMW Finance NV 2.250%, 08/12/22 (144A)	13,500,000	13,929,006
Daimler Finance North America LLC 1.238%, 3M LIBOR + 0.880%, 02/22/22 (144A) (a)	16,100,000	15,934,313
2.550%, 08/15/22 (144A)	16,100,000	16,513,970
2.875%, 03/10/21 (144A)	4,200,000	4,244,165
3.400%, 02/22/22 (144A)	16,100,000	16,632,948
3.750%, 11/05/21 (144A)	3,400,000	3,514,954
FCE Bank plc 1.875%, 06/24/21 (EUR)	1,400,000	1,536,628
Ford Motor Credit Co. LLC 0.185%, 3M EURIBOR + 0.430%, 05/14/21 (EUR) (a)	2,500,000	2,704,522
1.227%, 3M LIBOR + 0.930%, 09/24/20 (a)	14,000,000	13,888,014
1.627%, 3M LIBOR + 1.235%, 02/15/23 (a)	13,000,000	11,539,203
1.636%, 3M LIBOR + 1.080%, 08/03/22 (a)	2,700,000	2,464,140
2.183%, 3M LIBOR + 0.810%, 04/05/21 (a)	3,200,000	3,071,252
3.157%, 08/04/20	2,300,000	2,286,085
3.200%, 01/15/21	5,000,000	4,925,000
4.250%, 09/20/22	3,600,000	3,528,756
4.527%, 3M LIBOR + 3.140%, 01/07/22 (a)	13,300,000	12,769,846
General Motors Financial Co., Inc. 1.618%, 3M LIBOR + 1.310%, 06/30/22 (a)	1,100,000	1,077,729
2.450%, 11/06/20	12,100,000	12,118,934
3.200%, 07/13/20	18,300,000	18,308,614
3.550%, 07/08/22	8,400,000	8,612,543
Nissan Motor Acceptance Corp. 2.650%, 07/13/22 (144A)	2,219,000	2,184,782
2.800%, 01/13/22 (144A)	3,200,000	3,169,531
Volkswagen Bank GmbH 1.875%, 01/31/24 (EUR)	4,600,000	5,287,347
2.500%, 07/31/26 (EUR)	3,000,000	3,587,930
Volkswagen Group of America Finance LLC 1.375%, 3M LIBOR + 0.940%, 11/12/21 (144A) (a)	13,600,000	13,557,987
2.850%, 09/26/24 (144A)	13,300,000	13,994,037
3.875%, 11/13/20 (144A)	2,500,000	2,523,707
4.000%, 11/12/21 (144A)	1,000,000	1,041,030
4.625%, 11/13/25 (144A)	10,900,000	12,392,150

		227,339,123

Banks—13.1%
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (j)	1,700,000	305,592
4.750%, 01/15/18 (EUR) (j)	3,100,000	557,256
Bank of America Corp. 4.125%, 01/22/24	2,130,000	2,359,633

Banks—(Continued)
Barclays Bank plc
7.625%, 11/21/22	1,500,000	1,633,227
10.179%, 06/12/21 (144A)	17,900,000	19,356,793
Barclays plc
1.766%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	99,086
2.375%, 1Y GBP Swap + 1.320%, 10/06/23 (GBP) (a)	2,600,000	3,260,094
2.558%, 3M LIBOR + 2.110%, 08/10/21 (a)	6,400,000	6,498,357
3.125%, 01/17/24 (GBP)	4,400,000	5,667,343
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	753,887
4.610%, 3M LIBOR + 1.400%, 02/15/23 (a)	18,200,000	19,163,552
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	2,342,836
BBVA Bancomer S.A. 6.500%, 03/10/21	1,873,000	1,917,390
BBVA U.S.A. 1.045%, 3M LIBOR + 0.730%, 06/11/21 (a)	14,400,000	14,289,582
BNP Paribas S.A.
2.950%, 05/23/22 (144A)	14,200,000	14,698,777
3.500%, 03/01/23 (144A)	14,400,000	15,242,006
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	18,355,444
CIT Group, Inc.
4.125%, 03/09/21	11,500,000	11,519,780
5.250%, 03/07/25	11,000,000	11,396,440
Citigroup, Inc.
1.681%, 3M LIBOR + 0.690%, 10/27/22 (a)	10,600,000	10,568,672
1.951%, 3M LIBOR + 0.960%, 04/25/22 (a)	18,000,000	18,098,976
Cooperative Rabobank UA
3.875%, 09/26/23 (144A)	1,200,000	1,310,396
6.625%, 5Y EUR Swap + 6.697%, 06/29/21 (EUR) (a)	1,800,000	2,075,385
Credit Suisse Group AG
1.558%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,451,636
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	16,875,340
7.250%, 5Y H15 + 4.332%, 09/12/25 (144A) (a)	5,500,000	5,651,250
Credit Suisse Group Funding Guernsey, Ltd.
3.800%, 09/15/22	18,300,000	19,439,015
3.800%, 06/09/23	6,100,000	6,568,480
Deutsche Bank AG
2.700%, 07/13/20	17,200,000	17,203,612
3.150%, 01/22/21	8,200,000	8,238,436
3.300%, 11/16/22	9,500,000	9,716,963
3.375%, 05/12/21	30,500,000	30,772,685
4.250%, 02/04/21	7,800,000	7,888,014
4.250%, 10/14/21	7,700,000	7,901,315
Goldman Sachs Group, Inc. (The) 3.750%, 05/22/25	5,375,000	5,955,368
HSBC Holdings plc 2.873%, 3M LIBOR + 1.500%, 01/05/22 (a)	11,500,000	11,665,283
ING Groep NV
4.100%, 10/02/23	14,000,000	15,354,531
4.625%, 01/06/26 (144A)	7,900,000	9,255,917
JPMorgan Chase & Co.
1.891%, 3M LIBOR + 0.900%, 04/25/23 (a)	8,000,000	8,027,412
3.797%, 3M LIBOR + 0.890%, 07/23/24 (a)	4,400,000	4,770,824
Lloyds Bank plc 7.500%, 04/02/32 (k)	13,000,000	10,614,805

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group plc
4.050%, 08/16/23	14,900,000	$16,197,236
7.625%, 5Y GBP Swap + 5.010%, 06/27/23 (GBP) (a)	11,400,000	14,385,265
Mitsubishi UFJ Financial Group, Inc.
2.527%, 09/13/23	13,400,000	14,063,954
3.455%, 03/02/23	17,700,000	18,893,098
Mizuho Financial Group, Inc. 2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	6,045,239
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	15,500,000	16,709,974
Oversea-Chinese Banking Corp., Ltd. 0.836%, 3M LIBOR + 0.450%, 05/17/21 (144A) (a)	9,500,000	9,499,918
Royal Bank of Scotland Group plc
2.000%, 3M EURIBOR + 2.039%, 03/08/23 (EUR) (a)	3,300,000	3,768,679
2.500%, 03/22/23 (EUR)	11,943,000	13,956,579
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (a)	400,000	504,314
Societe Generale S.A.
2.625%, 09/16/20 (144A)	300,000	301,406
4.250%, 09/14/23 (144A)	13,900,000	14,971,820
Standard Chartered plc
2.744%, 3M LIBOR + 1.200%, 09/10/22 (144A) (a)	13,500,000	13,655,877
4.247%, 3M LIBOR + 1.150%, 01/20/23 (144A) (a)	14,300,000	14,844,832
Sumitomo Mitsui Financial Group, Inc. 2.696%, 07/16/24	12,900,000	13,665,874
Synchrony Bank 3.650%, 05/24/21	14,900,000	15,141,705
UBS AG 7.625%, 08/17/22	3,600,000	4,014,527
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	11,607,631
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	34,228,033
Virgin Money UK plc 4.000%, GUKG1 + 3.750%, 09/03/27 (GBP) (a)	500,000	624,667
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	8,600,000	10,045,160
2.393%, SOFR + 2.100%, 06/02/28 (a)	12,300,000	12,706,237
3.000%, 02/19/25	6,000,000	6,462,914

		654,116,329

Beverages—0.5%
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 06/01/50	13,000,000	15,501,075
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	7,900,000	8,615,368

		24,116,443

Building Materials—0.1%
Masco Corp. 3.500%, 04/01/21	3,800,000	3,852,382

Chemicals—0.2%
International Flavors & Fragrances, Inc. 3.400%, 09/25/20	8,200,000	8,241,017

Commercial Services—0.4%
Central Nippon Expressway Co., Ltd. 1.034%, 3M LIBOR + 0.560%, 11/02/21 (a)	2,600,000	2,599,480
Equifax, Inc. 3.600%, 08/15/21	3,645,000	3,761,433
PayPal Holdings, Inc. 2.400%, 10/01/24	13,300,000	14,116,190

		20,477,103

Computers—0.9%
Apple, Inc. 3.000%, 06/20/27	8,300,000	9,270,397
Dell International LLC / EMC Corp.
4.420%, 06/15/21 (144A)	17,700,000	18,193,168
5.450%, 06/15/23 (144A)	9,600,000	10,500,598
NetApp, Inc. 2.375%, 06/22/27	7,400,000	7,486,359

		45,450,522

Distribution/Wholesale—0.1%
Toyota Tsusho Corp. 3.625%, 09/13/23	2,600,000	2,783,385

Diversified Financial Services—2.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23	3,400,000	3,338,325
4.450%, 10/01/25	7,000,000	6,719,454
4.625%, 10/30/20	5,000,000	5,021,740
Air Lease Corp. 3.875%, 07/03/23	1,700,000	1,721,958
Aircastle, Ltd. 5.500%, 02/15/22	4,498,000	4,540,081
B3 S.A. Brasil Bolsa Balcao 5.500%, 07/16/20	1,000,000	1,000,010
Capital One Financial Corp.
1.210%, 3M LIBOR + 0.450%, 10/30/20 (a)	9,100,000	9,107,979
4.250%, 04/30/25	10,000,000	11,236,642
Daiwa Securities Group, Inc. 3.129%, 04/19/22 (144A)	17,900,000	18,443,054
Emerald Bay S.A. Zero Coupon, 10/08/20 (144A) (EUR)	3,294,000	3,604,587
GE Capital Funding LLC 4.400%, 05/15/30 (144A)	14,800,000	15,388,835
Intercontinental Exchange, Inc. 2.350%, 09/15/22	12,500,000	12,993,766
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	13,462,297
Mitsubishi UFJ Lease & Finance Co., Ltd.
3.406%, 02/28/22 (144A)	200,000	206,218
3.960%, 09/19/23 (144A)	5,045,000	5,397,034
Navient Corp. 7.250%, 01/25/22	3,200,000	3,208,000
OneMain Finance Corp.
6.125%, 05/15/22	9,100,000	9,267,258
6.875%, 03/15/25	11,800,000	12,106,063
8.250%, 12/15/20	7,100,000	7,334,300

		144,097,601

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—2.9%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	4,700,000	$4,366,524
Duke Energy Corp. 0.965%, 3M LIBOR + 0.650%, 03/11/22 (a)	13,500,000	13,489,103
Edison International
3.125%, 11/15/22	7,400,000	7,621,270
3.550%, 11/15/24	3,600,000	3,801,187
Enel Finance International NV
2.875%, 05/25/22 (144A)	9,000,000	9,309,467
4.250%, 09/14/23 (144A)	14,900,000	16,205,730
Evergy, Inc. 2.450%, 09/15/24	13,500,000	14,262,819
Eversource Energy 2.750%, 03/15/22	6,100,000	6,320,346
FirstEnergy Corp. 3.900%, 07/15/27	1,300,000	1,470,400
NextEra Energy Capital Holdings, Inc.
3.200%, 02/25/22	13,500,000	14,077,555
3.250%, 04/01/26	2,800,000	3,133,494
3.300%, 08/15/22	3,600,000	3,819,565
Pacific Gas and Electric Co.
1.750%, 06/16/22	9,900,000	9,915,444
3.300%, 12/01/27	1,600,000	1,729,904
3.400%, 08/15/24	4,500,000	4,950,000
4.250%, 08/01/23	3,000,000	3,419,970
Public Service Enterprise Group, Inc. 2.650%, 11/15/22	2,700,000	2,816,521
Sempra Energy 0.763%, 3M LIBOR + 0.450%, 03/15/21 (a)	17,600,000	17,629,428
Southern Co. (The) 2.350%, 07/01/21	5,812,000	5,910,783

		144,249,510

Electronics—0.3%
Arrow Electronics, Inc. 3.250%, 09/08/24	6,150,000	6,519,303
Flex, Ltd. 4.875%, 06/15/29	8,160,000	9,003,368
5.000%, 02/15/23	1,700,000	1,830,459

		17,353,130

Energy-Alternate Sources—0.2%
Azure Power Solar Energy Pvt. Ltd. 5.650%, 12/24/24 (144A)	8,800,000	8,859,400

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,228,208

Food—0.8%
Campbell Soup Co.
0.943%, 3M LIBOR + 0.630%, 03/15/21 (a)	10,233,000	10,243,397
3.650%, 03/15/23	2,343,000	2,499,706
Danone S.A.
2.077%, 11/02/21 (144A)	13,943,000	14,191,334
2.589%, 11/02/23 (144A)	3,858,000	4,058,813

Food—(Continued)
General Mills, Inc. 1.716%, 3M LIBOR + 0.540%, 04/16/21 (a)	4,200,000	4,208,694
Kraft Heinz Foods Co. 2.800%, 07/02/20	227,000	227,000
Mondelez International, Inc. 3.625%, 05/07/23	2,500,000	2,692,381

		38,121,325

Healthcare-Products—0.3%
Boston Scientific Corp. 3.375%, 05/15/22	2,200,000	2,300,163
Covidien International Finance S.A. 3.200%, 06/15/22	7,670,000	8,044,568
Zimmer Biomet Holdings, Inc. 1.066%, 3M LIBOR + 0.750%, 03/19/21 (a)	3,395,000	3,394,409

		13,739,140

Home Builders—0.1%
DR Horton, Inc. 4.375%, 09/15/22	4,700,000	4,992,904

Household Products/Wares—0.2%
Reckitt Benckiser Treasury Services plc 0.857%, 3M LIBOR + 0.560%, 06/24/22 (144A) (a)	10,600,000	10,583,797

Housewares—0.1%
Newell Brands, Inc. 4.350%, 04/01/23	4,876,000	5,021,305

Insurance—0.9%
Ambac Assurance Corp. 5.100%, (144A) (o)	144	193
Ambac LSNI LLC 6.000%, 3M LIBOR + 5.000%, 02/12/23 (144A) (a)	3,389,840	3,347,467
AXA Equitable Holdings, Inc. 3.900%, 04/20/23	10,000,000	10,703,964
Guardian Life Global Funding 3.400%, 04/25/23 (144A)	14,600,000	15,702,655
Jackson National Life Global Funding 2.375%, 09/15/22 (144A)	13,000,000	13,377,905
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	642,607
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	2,077,776

		45,852,567

Internet—0.1%
Booking Holdings, Inc.
2.750%, 03/15/23	4,600,000	4,822,706
eBay, Inc. 2.750%, 01/30/23	2,000,000	2,090,113

		6,912,819

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—0.7%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	$2,504,425
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,840,933
Marriott International, Inc.
3.600%, 04/15/24	10,500,000	10,557,617
4.150%, 12/01/23	14,100,000	14,630,073
MGM Resorts International 7.750%, 03/15/22	1,100,000	1,118,920
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,572,000

		35,223,968

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, 07/23/22	14,229,000	15,170,650
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,971,000
Entercom Media Corp. 7.250%, 11/01/24 (144A) (d)	4,000,000	3,480,000
Time Warner Cable LLC 4.000%, 09/01/21	1,000,000	1,026,628
Walt Disney Co. (The) 3.600%, 01/13/51	12,600,000	14,010,411

		37,658,689

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.500%, 06/07/21 (GBP)	500,000	637,295
Textron, Inc. 0.998%, 3M LIBOR + 0.550%, 11/10/20 (a)	14,400,000	14,356,435

		14,993,730

Oil & Gas—1.2%
BG Energy Capital plc 4.000%, 10/15/21 (144A)	1,300,000	1,347,922
BP Capital Markets America, Inc.
3.790%, 02/06/24	8,200,000	8,975,672
4.234%, 11/06/28	4,000,000	4,646,844
Chevron Corp. 2.236%, 05/11/30	12,300,000	12,875,432
Continental Resources, Inc. 5.000%, 09/15/22	550,000	541,305
Equinor ASA 3.625%, 04/06/40	3,700,000	4,150,819
Marathon Oil Corp. 2.800%, 11/01/22	2,200,000	2,202,309
Occidental Petroleum Corp. 2.900%, 08/15/24	12,400,000	10,602,000
Rio Oil Finance Trust
9.250%, 07/06/24 (144A)	2,216,980	2,261,319
Shell International Finance B.V. 2.750%, 04/06/30	13,200,000	14,308,142

		61,911,764

Packaging & Containers—0.3%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	17,092,177

Pharmaceuticals—1.9%
AbbVie, Inc.
2.300%, 11/21/22 (144A)	10,200,000	10,543,618
2.850%, 05/14/23	3,000,000	3,164,121
2.900%, 11/06/22	9,075,000	9,520,855
2.950%, 11/21/26 (144A)	5,100,000	5,580,500
3.200%, 05/14/26	1,300,000	1,446,157
3.450%, 03/15/22 (144A)	4,900,000	5,090,670
3.600%, 05/14/25	700,000	777,253
Bayer U.S. Finance LLC
1.323%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	17,400,000	17,385,215
3.875%, 12/15/23 (144A)	2,000,000	2,193,057
CVS Health Corp.
2.750%, 12/01/22	2,900,000	3,026,556
3.750%, 04/01/30	3,900,000	4,484,573
4.300%, 03/25/28	5,000,000	5,845,460
4.750%, 12/01/22	3,300,000	3,569,886
CVS Pass-Through Trust 6.943%, 01/10/30	682,040	780,944
Takeda Pharmaceutical Co., Ltd. 4.400%, 11/26/23	9,800,000	10,891,924
Teva Pharmaceutical Finance Netherlands II B.V.
1.250%, 03/31/23 (EUR)	3,700,000	3,855,570
3.250%, 04/15/22 (EUR)	8,000,000	8,939,821

		97,096,180

Pipelines—0.3%
Enbridge, Inc. 0.881%, 3M LIBOR + 0.500%, 02/18/22 (a)	13,000,000	12,928,478
Midwest Connector Capital Co. LLC 3.625%, 04/01/22 (144A)	2,400,000	2,458,794
Sunoco Logistics Partners Operations L.P. 5.950%, 12/01/25	1,800,000	2,052,418

		17,439,690

Real Estate—0.3%
CPI Property Group S.A. 2.125%, 10/04/24 (EUR)	3,800,000	4,274,618
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	5,079,530
Ontario Teachers’ Cadillac Fairview Properties Trust
3.125%, 03/20/22 (144A)	1,200,000	1,228,047
3.875%, 03/20/27 (144A)	1,700,000	1,823,213
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,042,966	1,698,024

		14,103,432

Real Estate Investment Trusts—3.7%
American Campus Communities Operating Partnership L.P. 3.625%, 11/15/27	2,200,000	2,259,716
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	2,031,584

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
American Tower Corp.
3.375%, 05/15/24	16,000,000	$17,361,135
3.500%, 01/31/23	1,807,000	1,930,715
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	7,811,954
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	6,167,558
4.125%, 06/15/26	5,500,000	5,751,885
CBL & Associates L.P. 5.950%, 12/15/26 (j)	7,200,000	2,070,000
Crown Castle International Corp. 5.250%, 01/15/23	8,831,000	9,826,774
CyrusOne L.P. / CyrusOne Finance Corp. 1.450%, 01/22/27 (EUR)	1,300,000	1,403,661
Digital Realty Trust L.P. 4.750%, 10/01/25	8,000,000	9,230,081
EPR Properties 3.750%, 08/15/29	2,500,000	2,180,102
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	5,161,090
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	5,437,050
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	11,677,133
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,592,453
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	2,482,984
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	9,417,990
Public Storage
2.370%, 09/15/22	2,500,000	2,591,218
3.094%, 09/15/27	15,500,000	17,284,610
Realty Income Corp. 3.875%, 04/15/25	10,700,000	11,888,100
Service Properties Trust 4.375%, 02/15/30	11,490,000	9,234,613
Simon Property Group L.P. 2.750%, 06/01/23	18,690,000	19,480,939
UDR, Inc.
3.500%, 07/01/27	1,900,000	2,079,500
4.400%, 01/26/29	3,400,000	3,964,097
WEA Finance LLC 3.150%, 04/05/22 (144A)	4,770,000	4,839,788
Welltower, Inc. 4.250%, 04/01/26	10,300,000	11,542,680

		187,699,410

Savings & Loans—0.2%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	9,390,000	10,158,427

Semiconductors—0.8%
Broadcom, Inc.
3.459%, 09/15/26 (144A)	8,769,000	9,412,480
4.300%, 11/15/32 (144A)	14,900,000	16,448,465

Semiconductors—(Continued)
Micron Technology, Inc. 4.640%, 02/06/24	9,000,000	9,948,537
NXP B.V. / NXP Funding LLC 4.625%, 06/01/23 (144A)	3,902,000	4,279,897

		40,089,379

Software—0.5%
Activision Blizzard, Inc. 2.600%, 06/15/22	4,759,000	4,937,506
Oracle Corp.
3.600%, 04/01/40	6,400,000	7,264,406
3.600%, 04/01/50	10,600,000	11,946,340

		24,148,252

Telecommunications—1.4%
AT&T, Inc.
1.100%, 3M LIBOR + 0.750%, 06/01/21 (a)	8,900,000	8,945,079
1.498%, 3M LIBOR + 1.180%, 06/12/24 (a)	14,200,000	14,228,102
2.169%, 3M LIBOR + 0.950%, 07/15/21 (a)	14,900,000	15,021,435
3.400%, 06/15/22	1,800,000	1,892,246
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,054,730
Sprint Corp.
7.125%, 06/15/24	1,000,000	1,129,140
7.875%, 09/15/23	2,800,000	3,153,500
T-Mobile USA, Inc. 2.550%, 02/15/31 (144A)	8,900,000	8,931,328
Verizon Communications, Inc. 3.376%, 02/15/25	16,266,000	18,051,592

		72,407,152

Toys/Games/Hobbies—0.2%
Hasbro, Inc. 2.600%, 11/19/22	10,400,000	10,763,789

Trucking & Leasing—0.4%
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	11,500,000	10,353,352
NTT Finance Corp. 1.900%, 07/21/21	9,700,000	9,811,072
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.375%, 02/01/22 (144A)	600,000	615,513

		20,779,937

Total Corporate Bonds & Notes (Cost $2,079,837,067)		2,148,283,204

Asset-Backed Securities—11.9%

Asset-Backed - Automobile—1.2%
Ally Master Owner Trust 0.505%, 1M LIBOR + 0.320%, 07/15/22 (a)	17,200,000	17,197,694
Chesapeake Funding II LLC
0.555%, 1M LIBOR + 0.370%, 08/15/30 (144A) (a)	9,764,521	9,588,874
3.230%, 08/15/30 (144A)	6,528,604	6,650,016

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
Credit Acceptance Auto Loan Trust 3.470%, 05/17/27 (144A)	10,267,970	$10,394,546
OneMain Direct Auto Receivables Trust 3.430%, 12/16/24 (144A)	14,400,000	14,605,233
Westlake Automobile Receivables Trust 2.980%, 01/18/22 (144A)	435,655	436,105

		58,872,468

Asset-Backed - Credit Card—0.3%
Evergreen Credit Card Trust 1.900%, 09/15/24 (144A)	16,200,000	16,618,404

Asset-Backed - Home Equity—1.7%
Accredited Mortgage Loan Trust 0.765%, 1M LIBOR + 0.580%, 07/25/34 (a)	7,641,694	7,387,961
ACE Securities Corp. Home Equity Loan Trust
0.335%, 1M LIBOR + 0.150%, 04/25/36 (a)	4,800,978	4,613,992
0.335%, 1M LIBOR + 0.150%, 07/25/36 (a)	8,571,691	3,852,765
Asset-Backed Funding Certificates Trust 0.885%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,561,781	1,496,544
Asset-Backed Securities Corp. Home Equity Loan Trust
0.265%, 1M LIBOR + 0.080%, 05/25/37 (a)	23,316	17,483
0.635%, 1M LIBOR + 0.450%, 11/25/35 (a)	1,490,326	1,478,517
Bear Stearns Asset-Backed Securities I Trust
0.435%, 1M LIBOR + 0.250%, 04/25/37 (a)	13,338,643	14,263,198
0.858%, 1M LIBOR + 0.460%, 02/25/36 (a)	1,000,000	969,969
0.985%, 1M LIBOR + 0.800%, 10/27/32 (a)	15,156	14,580
1.185%, 1M LIBOR + 1.000%, 10/25/37 (a)	1,421,243	1,411,050
1.190%, 1M LIBOR + 1.005%, 06/25/35 (a)	6,660,261	6,423,978
Citigroup Mortgage Loan Trust
0.345%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	7,748,240	5,098,078
0.355%, 1M LIBOR + 0.170%, 05/25/37 (a)	1,688,961	1,681,402
HSI Asset Securitization Corp. Trust 0.355%, 1M LIBOR + 0.170%, 12/25/36 (a)	9,780,230	3,717,635
IXIS Real Estate Capital Trust 1.130%, 1M LIBOR + 0.945%, 02/25/35 (a)	2,119,376	2,047,060
MASTR Asset-Backed Securities Trust
0.235%, 1M LIBOR + 0.050%, 08/25/36 (a)	5,720,792	2,409,171
0.355%, 1M LIBOR + 0.170%, 10/25/36 (a)	3,477,457	3,405,306
Merrill Lynch Mortgage Investors Trust
0.435%, 1M LIBOR + 0.250%, 07/25/37 (a)	9,649,198	3,351,206
0.935%, 1M LIBOR + 0.750%, 06/25/36 (a)	609,374	606,866
Morgan Stanley ABS Capital I, Inc. Trust
0.245%, 1M LIBOR + 0.060%, 05/25/37 (a)	144,957	123,375
0.335%, 1M LIBOR + 0.150%, 06/25/36 (a)	227,687	193,238
NovaStar Mortgage Funding Trust 0.385%, 1M LIBOR + 0.200%, 09/25/37 (a)	6,038,610	5,649,200
Option One Mortgage Corp. Asset-Backed Certificates 0.825%, 1M LIBOR + 0.640%, 08/25/33 (a)	10,779	10,159
Option One Mortgage Loan Trust 0.325%, 1M LIBOR + 0.140%, 01/25/37 (a)	5,578,113	3,942,658
Renaissance Home Equity Loan Trust 1.065%, 1M LIBOR + 0.880%, 08/25/33 (a)	77,436	71,904
Residential Asset Securities Corp. Trust
0.335%, 1M LIBOR + 0.150%, 07/25/36 (a)	3,806,467	3,702,415

Asset-Backed - Home Equity—(Continued)
Residential Asset Securities Corp. Trust
0.465%, 1M LIBOR + 0.280%, 06/25/36 (a)	6,000,000	5,939,475
0.765%, 1M LIBOR + 0.580%, 06/25/33 (a)	764,745	674,812
Soundview Home Loan Trust 0.365%, 1M LIBOR + 0.180%, 05/25/36 (a)	955,790	953,950

		85,507,947

Asset-Backed - Manufactured Housing—0.0%
Conseco Finance Corp. 6.220%, 03/01/30	8,764	8,943
Mid-State Trust 7.791%, 03/15/38	68,673	75,011

		83,954

Asset-Backed - Other—8.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.965%, 1M LIBOR + 0.780%, 05/25/34 (a)	2,739,992	2,716,868
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.565%, 1M LIBOR + 0.380%, 02/25/36 (a)	5,077,368	4,404,192
B&M CLO, Ltd. 1.906%, 3M LIBOR + 0.730%, 04/16/26 (144A) (a)	490,439	487,751
Brookside Mill CLO, Ltd. 1.955%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	10,953,768	10,774,378
Catamaran CLO, Ltd. 2.535%, 3M LIBOR + 1.400%, 10/18/26 (144A) (a)	2,491,105	2,480,525
CIFC Funding, Ltd. 1.851%, 3M LIBOR + 0.860%, 10/25/27 (144A) (a)	16,200,000	15,913,973
Countrywide Asset-Backed Certificates 0.325%, 1M LIBOR + 0.140%, 07/25/37 (a)	9,425,045	8,189,023
0.325%, 1M LIBOR + 0.140%, 04/25/47 (a)	3,173,441	3,038,004
0.335%, 1M LIBOR + 0.150%, 05/25/37 (a)	551,816	545,982
0.335%, 1M LIBOR + 0.150%, 06/25/47 (a)	225,191	222,205
0.405%, 1M LIBOR + 0.220%, 09/25/37 (a)	4,776,097	4,032,052
0.465%, 1M LIBOR + 0.280%, 09/25/36 (a)	3,500,817	3,470,077
4.549%, 10/25/46 (a)	2,793,740	2,748,138
4.717%, 10/25/32 (a)	7,064,272	6,666,915
CVP Cascade CLO-1, Ltd. 2.326%, 3M LIBOR + 1.150%, 01/16/26 (144A) (a)	883,774	879,603
CWABS Asset-Backed Certificates Trust 0.325%, 1M LIBOR + 0.140%, 02/25/37 (a)	3,412,501	3,084,032
0.335%, 1M LIBOR + 0.150%, 09/25/46 (a)	3,458,518	3,379,682
0.335%, 1M LIBOR + 0.150%, 03/25/47 (a)	1,165,887	1,132,626
0.885%, 1M LIBOR + 0.700%, 11/25/35 (a)	7,545,149	7,490,367
Dorchester Park CLO DAC 2.035%, 3M LIBOR + 0.900%, 04/20/28 (144A) (a)	9,500,000	9,370,297
Figueroa CLO, Ltd. 2.119%, 3M LIBOR + 0.900%, 01/15/27 (144A) (a)	3,767,697	3,739,951
First Franklin Mortgage Loan Trust 0.325%, 1M LIBOR + 0.140%, 12/25/36 (a)	5,823,360	3,314,395
0.545%, 1M LIBOR + 0.360%, 10/25/35 (a)	3,600,790	3,553,497
1.610%, 1M LIBOR + 1.425%, 10/25/34 (a)	3,279,284	3,194,125
Flagship CLO, Ltd. 2.026%, 3M LIBOR + 0.850%, 01/16/26 (144A) (a)	4,508,890	4,458,170

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Gallatin CLO, Ltd. 2.159%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	13,807,027	$13,622,427
GSAMP Trust 0.355%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,828,963	1,549,504
0.575%, 1M LIBOR + 0.390%, 01/25/36 (a)	12,232,484	12,061,673
1.505%, 1M LIBOR + 1.320%, 12/25/34 (a)	5,574,483	4,536,945
Home Equity Loan Trust
0.415%, 1M LIBOR + 0.230%, 04/25/37 (a)	14,318,414	13,429,588
Home Equity Mortgage Loan Asset-Backed Trust 0.405%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,973,833	2,458,948
Jamestown CLO, Ltd. 2.355%, 3M LIBOR + 1.220%, 01/17/27 (144A) (a)	8,039,557	7,984,968
JMP Credit Advisors CLO IIIR, Ltd. 1.985%, 3M LIBOR + 0.850%, 01/17/28 (144A) (a)	14,147,248	13,891,183
Lehman XS Trust 0.985%, 1M LIBOR + 0.800%, 10/25/35 (a)	1,402,435	1,392,728
LoanCore Issuer, Ltd. 1.315%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	14,300,000	14,160,964
Long Beach Mortgage Loan Trust 0.705%, 1M LIBOR + 0.520%, 08/25/45 (a)	705,201	658,617
0.965%, 1M LIBOR + 0.780%, 08/25/35 (a)	10,000,000	9,227,847
Loomis Sayles CLO , Ltd. 2.119%, 3M LIBOR + 0.900%, 04/15/28 (144A) (a)	11,716,536	11,500,858
Marathon CLO, Ltd. 1.244%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	13,427,731	13,135,316
Monarch Grove CLO 1.871%, 3M LIBOR + 0.880%, 01/25/28 (144A) (a)	7,876,247	7,727,890
Morgan Stanley ABS Capital I, Inc. Trust 0.310%, 1M LIBOR + 0.125%, 07/25/36 (a)	4,234,571	3,678,185
0.495%, 1M LIBOR + 0.310%, 12/25/35 (a)	2,366,842	2,302,700
OCP CLO, Ltd. 2.019%, 3M LIBOR + 0.800%, 07/15/27 (144A) (a)	3,043,859	3,023,282
Octagon Investment Partners, Ltd. 2.069%, 3M LIBOR + 0.850%, 07/15/27 (144A) (a)	8,800,000	8,680,646
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.675%, 1M LIBOR + 0.490%, 09/25/35 (a)	5,000,000	4,622,080
1.235%, 1M LIBOR + 1.050%, 10/25/34 (a)	5,800,000	5,525,615
1.985%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,507,077
Residential Asset Securities Corp. Trust 0.345%, 1M LIBOR + 0.160%, 11/25/36 (a)	3,045,129	3,006,257
Saxon Asset Securities Trust 0.585%, 1M LIBOR + 0.400%, 09/25/47 (a)	2,530,000	2,247,818
Securitized Asset-Backed Receivables LLC Trust 0.435%, 1M LIBOR + 0.250%, 05/25/36 (a)	8,473,659	5,284,010
Soundview Home Loan Trust
0.295%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,345,400	811,213
1.145%, 1M LIBOR + 0.960%, 05/25/35 (a)	2,030,132	2,017,815
Specialty Underwriting & Residential Finance Trust 0.455%, 1M LIBOR + 0.270%, 04/25/37 (a)	4,537,416	2,658,599
Starwood Commercial Mortgage Trust 1.265%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,300,000	12,975,813
Structured Asset Investment Loan Trust 0.335%, 1M LIBOR + 0.150%, 09/25/36 (a)	3,074,398	2,938,308
0.605%, 1M LIBOR + 0.420%, 11/25/35 (a)	7,700,000	7,471,646
0.920%, 1M LIBOR + 0.735%, 08/25/35 (a)	572,623	572,224

Asset-Backed - Other—(Continued)
Structured Asset Securities Corp. Mortgage Loan Trust 1.085%, 1M LIBOR + 0.900%, 08/25/37 (a)	377,903	372,996
Sudbury Mill CLO, Ltd. 2.285%, 3M LIBOR + 1.150%, 01/17/26 (144A) (a)	4,188,710	4,175,624
2.305%, 3M LIBOR + 1.170%, 01/17/26 (144A) (a)	3,560,403	3,558,940
Symphony CLO, Ltd. 2.099%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	2,800,000	2,763,359
2.249%, 3M LIBOR + 1.030%, 10/15/25 (144A) (a)	7,327,312	7,298,003
Telos CLO, Ltd. 2.085%, 3M LIBOR + 0.950%, 04/17/28 (144A) (a)	17,214,082	16,940,843
TICP CLO III-2, Ltd.
1.975%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	11,700,000	11,526,875
Tralee CLO, Ltd. 2.245%, 3M LIBOR + 1.110%, 10/20/28 (144A) (a)	6,200,000	6,101,631
U.S. Small Business Administration 6.220%, 12/01/28	1,146,604	1,287,147
Upstart Securitization Trust 4.997%, 08/20/25 (144A)	1,731,481	1,727,406
Venture CLO, Ltd. 2.039%, 3M LIBOR + 0.820%, 04/15/27 (144A) (a)	8,115,049	8,003,085
2.099%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	15,380,837	15,110,688
Venture XVI CLO, Ltd. 2.069%, 3M LIBOR + 0.850%, 01/15/28 (144A) (a)	11,435,354	11,258,700
Voya CLO, Ltd. 1.711%, 3M LIBOR + 0.720%, 07/25/26 (144A) (a)	3,142,892	3,116,781
Wells Fargo Home Equity Asset-Backed Securities Trust 0.665%, 1M LIBOR + 0.480%, 12/25/35 (a)	18,866,235	18,690,258

		420,881,908

Asset-Backed - Student Loan—0.3%
Navient Private Education Refi Loan Trust 3.010%, 06/16/42 (144A)	1,043,980	1,046,152
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	4,006,624	4,132,277
SoFi Professional Loan Program Trust 2.640%, 08/25/47 (144A)	1,777,914	1,782,333
Utah State Board of Regents 0.918%, 1M LIBOR + 0.750%, 01/25/57 (a)	5,453,660	5,338,860

		12,299,622

Total Asset-Backed Securities (Cost $564,593,478)		594,264,303

Mortgage-Backed Securities—7.2%

Collateralized Mortgage Obligations—5.1%
Adjustable Rate Mortgage Trust 3.794%, 11/25/35 (a)	222,604	187,726
American Home Mortgage Investment Trust 2.515%, 6M LIBOR + 2.000%, 02/25/45 (a)	376,847	374,333
Banc of America Alternative Loan Trust 16.534%, -2.2 x 1M LIBOR + 16.940%, 09/25/35 (a)	2,107,405	2,269,115
27.662%, -4 x 1M LIBOR + 28.400%, 11/25/46 (a)	687,625	1,057,346
Banc of America Funding Trust
4.012%, 05/25/35 (a)	421,957	416,177

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Banc of America Funding Trust
4.185%, 01/20/47 (a)	110,210	$103,313
4.217%, 02/20/36 (a)	1,192,240	1,120,074
Banc of America Mortgage Trust 6.000%, 05/25/37	7,282,453	6,329,959
BCAP LLC Trust 0.395%, 1M LIBOR + 0.210%, 05/25/47 (a)	7,100,158	6,302,185
5.250%, 02/26/36 (144A) (a)	2,818,795	1,947,068
Bear Stearns Adjustable Rate Mortgage Trust 3.753%, 02/25/33 (a)	6,220	5,431
4.166%, 10/25/35 (a)	1,179,156	1,150,072
Bear Stearns ALT-A Trust 3.717%, 11/25/36 (a)	1,773,365	1,155,891
3.736%, 09/25/35 (a)	579,462	450,792
3.769%, 05/25/35 (a)	675,790	654,556
3.837%, 11/25/36 (a)	2,402,636	1,796,497
3.899%, 05/25/36 (a)	1,535,292	1,039,163
Bear Stearns Structured Products, Inc. Trust 3.635%, 01/26/36 (a)	616,850	503,709
4.251%, 12/26/46 (a)	535,300	464,513
Chase Mortgage Finance Trust 3.648%, 03/25/37 (a)	911,493	860,197
3.683%, 12/25/35 (a)	1,331,270	1,277,978
4.058%, 09/25/36 (a)	1,659,091	1,435,347
Chevy Chase Funding LLC Mortgage-Backed Certificate 0.435%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	19,389	18,653
CHL Mortgage Pass-Through Trust 0.385%, 1M LIBOR + 0.200%, 04/25/46 (a)	1,785,968	1,610,608
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	1,308,587	1,278,612
Citigroup Mortgage Loan Trust 0.835%, 1M LIBOR + 0.650%, 10/25/36 (a)	6,817,651	5,274,530
2.290%, 1Y H15 + 2.150%, 09/25/35 (a)	175,617	172,097
3.074%, 10/25/46 (a)	1,066,965	927,458
3.840%, 1Y H15 + 2.100%, 09/25/35 (a)	683,640	690,023
4.380%, 1Y H15 + 2.400%, 10/25/35 (a)	954,331	923,210
Countrywide Alternative Loan Trust 0.445%, 1M LIBOR + 0.260%, 06/25/46 (a)	6,132,870	5,139,134
4.816%, -1 x 1M LIBOR + 5.000%, 05/25/35 (a) (b)	852,954	103,137
5.500%, 02/25/36	2,369,711	2,129,386
6.000%, 03/25/35	10,507,021	9,721,772
6.000%, 1M LIBOR + 6.000%, 08/25/36 (a)	3,094,463	3,160,258
6.000%, 02/25/37	9,664,936	6,177,338
6.000%, 04/25/37	3,150,656	2,135,768
6.000%, 07/25/37	4,817,017	3,463,829
Countrywide Home Loan Mortgage Pass-Through Trust 0.825%, 1M LIBOR + 0.640%, 03/25/35 (a)	340,258	314,976
3.664%, 09/20/36 (a)	2,019,080	1,811,688
5.750%, 06/25/37	1,338,968	1,026,365
Countrywide Home Reperforming Loan REMIC Trust 0.525%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	1,154,554	1,074,762
Credit Suisse First Boston Mortgage Securities Corp. 1.633%, 03/25/32 (144A) (a)	42,425	38,119
6.000%, 11/25/35	1,419,250	1,198,412
Downey Savings & Loan Association Mortgage Loan Trust 3.773%, 07/19/44 (a)	300,561	280,564

Collateralized Mortgage Obligations—(Continued)
First Horizon Mortgage Pass-Through Trust 3.864%, 08/25/35 (a)	108,284	88,866
GreenPoint Mortgage Funding Trust 0.360%, 1M LIBOR + 0.175%, 12/25/46 (a)	5,678	5,678
0.625%, 1M LIBOR + 0.440%, 06/25/45 (a)	40,494	34,711
GSR Mortgage Loan Trust 3.561%, 04/25/36 (a)	1,358,508	1,101,476
3.852%, 01/25/36 (a)	2,700,989	2,628,622
4.065%, 09/25/35 (a)	15,128	15,021
6.000%, 03/25/32	90	95
HarborView Mortgage Loan Trust 0.634%, 1M LIBOR + 0.440%, 05/19/35 (a)	561,221	505,091
Hawksmoor Mortgages plc 1.287%, 3M SONIA + 1.050%, 05/25/53 (144A) (GBP) (a)	46,062,173	57,059,626
Holmes Master Issuer plc 1.579%, 3M LIBOR + 0.360%, 10/15/54 (144A) (a)	4,234,286	4,229,616
IndyMac ARM Trust 3.528%, 01/25/32 (a)	7,132	6,748
3.699%, 01/25/32 (a)	421	384
IndyMac INDX Mortgage Loan Trust 0.305%, 1M LIBOR + 0.120%, 07/25/36 (a)	3,495,963	3,021,552
0.395%, 1M LIBOR + 0.210%, 05/25/46 (a)	4,861,651	4,406,266
JPMorgan Alternative Loan Trust 0.365%, 1M LIBOR + 0.180%, 05/25/36 (a)	1,401,003	1,255,070
JPMorgan Mortgage Trust 3.192%, 07/25/35 (a)	645,873	647,610
3.952%, 12/26/37 (144A) (a)	9,226,586	8,089,336
5.750%, 01/25/36	244,525	175,960
Lehman Mortgage Trust 0.785%, 1M LIBOR + 0.600%, 08/25/36 (a)	5,347,642	3,797,257
MASTR Alternative Loan Trust 0.585%, 1M LIBOR + 0.400%, 03/25/36 (a)	615,642	35,659
6.500%, 02/25/35	4,981,718	5,404,293
MASTR Asset Securitization Trust 6.000%, 06/25/36	320,067	284,922
Merrill Lynch Mortgage Investors Trust 0.565%, 1M LIBOR + 0.380%, 08/25/35 (a)	883,999	879,695
Morgan Stanley Re-REMIC Trust 3.218%, 03/26/37 (144A) (k)	2,151,212	1,840,750
MortgageIT Mortgage Loan Trust 0.415%, 1M LIBOR + 0.230%, 04/25/36 (a)	2,893,123	2,680,874
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (k)	848,838	583,544
OBX Trust 0.835%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	2,376,275	2,345,087
RBSSP Resecuritization Trust 0.648%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	6,684,849	6,356,289
Residential Asset Securitization Trust 6.000%, 06/25/36	3,206,115	1,989,534
Sequoia Mortgage Trust 0.540%, 1M LIBOR + 0.350%, 07/20/33 (a)	135,136	125,540
0.834%, 1M LIBOR + 0.640%, 04/19/27 (a)	372,895	355,563
Structured Adjustable Rate Mortgage Loan Trust
3.367%, 01/25/35 (a)	632,880	603,258
3.719%, 10/25/36 (a)	7,204,484	4,797,483

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Structured Adjustable Rate Mortgage Loan Trust
3.737%, 04/25/35 (a)	3,092,323	$2,815,059
3.875%, 08/25/35 (a)	84,607	79,681
Structured Asset Mortgage Investments II Trust 0.444%, 1M LIBOR + 0.250%, 07/19/35 (a)	413,352	386,549
Towd Point Mortgage Funding 1.392%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	13,002,498	15,999,138
Towd Point Mortgage Funding plc 1.677%, 3M GBP LIBOR + 1.025%, 10/20/51 (144A) (GBP) (a)	25,391,991	31,446,020
WaMu Mortgage Pass-Through Certificates Trust 0.685%, 1M LIBOR + 0.500%, 02/25/45 (a)	6,664,930	6,312,255
2.904%, 12M MTA + 1.400%, 06/25/42 (a)	63,437	58,475
3.131%, 06/25/37 (a)	5,227,863	4,684,421
Wells Fargo Mortgage-Backed Securities Trust 4.620%, 09/25/33 (a)	142,416	139,679

		256,844,894

Commercial Mortgage-Backed Securities—2.1%
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	8,047,601
AREIT Trust 2.805%, 1M LIBOR + 2.620%, 04/14/37 (144A) (a)	10,300,000	10,316,766
Bancorp Commercial Mortgage Trust (The) 1.085%, 1M LIBOR + 0.900%, 09/15/35 (144A) (a)	2,035,153	1,958,099
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,900,000	3,048,329
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	11,950,000	13,339,889
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	1,076,826
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,765,730
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	2,500,000	2,657,196
3.722%, 10/10/49 (144A) (a)	13,346,000	11,034,299
JPMorgan Chase Commercial Mortgage Securities Trust
1.185%, 1M LIBOR + 1.000%, 06/15/32 (144A) (a)	14,246,799	13,390,905
1.635%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	12,447,000	12,201,463
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	10,000,000	10,518,909
Morgan Stanley Capital I Trust 2.508%, 04/05/42 (144A) (a)	7,500,000	7,582,507

		103,938,519

Total Mortgage-Backed Securities (Cost $363,989,133)		360,783,413

Foreign Government—2.5%

Provincial—0.9%
Province of Ontario Canada
3.150%, 06/02/22 (CAD)	9,300,000	7,206,609
4.000%, 06/02/21 (CAD)	31,100,000	23,679,846

Provincial—(Continued)
Province of Quebec Canada
3.500%, 12/01/22 (CAD)	3,300,000	2,607,574
4.250%, 12/01/21 (CAD)	15,200,000	11,806,647

		45,300,676

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	15,209,382

Sovereign—1.3%
Israel Government AID Bond 2.750%, 07/03/30	14,500,000	15,953,480
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	5,160,856
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	12,675,753
Kuwait International Government Bond 2.750%, 03/20/22	12,000,000	12,367,080
Qatar Government International Bonds
4.500%, 04/23/28	15,500,000	18,265,820
5.103%, 04/23/48	1,500,000	2,038,623

		66,461,612

Total Foreign Government (Cost $136,826,117)		126,971,670

Municipals—0.8%
Chicago Transit Authority Transfer Tax Receipts Revenue 6.300%, 12/01/21	120,000	124,618
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,087,702
New Jersey Economic Development Authority, Revenue Bond Zero Coupon, 02/15/22	6,140,000	6,031,874
New York State Urban Development Corp.
1.346%, 03/15/26	8,100,000	8,134,506
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	10,191,809
3.057%, 01/01/34	2,000,000	2,013,680
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	6,290,227
Tobacco Settlement Finance Authority 7.467%, 06/01/47	5,095,000	5,131,022

Total Municipals (Cost $38,978,229)		40,005,438

Floating Rate Loans (l)—0.2%

Auto Manufacturers—0.1%
Toyota Motor Credit Corp. Term Loan, 1.114%, 3M LIBOR + 0.830%, 03/29/21 (m) (n)	5,400,000	5,375,221

See accompanying notes to financial statements.

BHFTI-18

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Floating Rate Loans (l)—(Continued)

Security Description	Principal Amount*	Value

Media—0.1%
CSC Holdings, LLC Term Loan B5, 2.685%, 1M LIBOR + 2.500%, 04/15/27	5,319,169	$5,071,827

Total Floating Rate Loans (Cost $10,695,203)		10,447,048

Short-Term Investments—10.1%

Repurchase Agreements—10.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20, at 0.130%, due on 07/01/20 with a maturity value of $120,600,436; collateralized by U.S. Treasury Bond at 2.875%, maturing 05/15/49, with a market value of $121,788,548.	120,600,000	120,600,000
Deutsche Bank Securities, Inc.
Repurchase Agreement dated 06/30/20, at 0.120%, due on 07/01/20 with a maturity value of $172,700,576; collateralized by U.S. Treasury Bond at 3.000%, maturing 02/15/48, with a market value of $173,908,389.	172,700,000	172,700,000
Repurchase Agreement dated 06/30/20, at 0.120%, due on 07/02/20 with a maturity value of $183,500,612; collateralized by U.S. Treasury Bond at 3.000%, maturing 08/15/48, with a market value of $185,663,876.	183,500,000	183,500,000
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $13,668,128; collateralized by U.S. Treasury Note at 2.375%, maturing 02/29/24, with a market value of $13,941,572.	13,668,128	13,668,128
JPMorgan Securities, LLC Repurchase Agreement dated 06/30/20, at 0.100%, due on 07/01/20 with a maturity value of $14,400,040; collateralized by U.S. Treasury Note at 0.250%, maturing 06/30/25, with a market value of $14,703,220.	14,400,000	14,400,000

Total Short-Term Investments (Cost $504,868,128)		504,868,128

Total Investments—137.0% (Cost $6,617,854,441)		6,855,173,240
Other assets and liabilities (net)—(37.0)%		(1,851,184,488)

Net Assets—100.0%		$5,003,988,752

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $1,419,020, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of June 30, 2020, the market value of securities pledged amounted to $162,378,881.
(e)	All or a portion of the security was pledged as collateral against open OTC swap contracts and open forward foreign currency exchange contracts. As of June 30, 2020, the market value of securities pledged was $2,148,389.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $7,607,629.
(g)	All or a portion of the security was pledged as collateral against TBA securities. As of June 30, 2020, the value of securities pledged amounted to $272,318.
(h)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of June 30, 2020, the market value of securities pledged was $32,054,939.
(i)	All or a portion of this security has been transferred in a secured-borrowing transaction. (See Note 2 of the Notes to Financial Statements)
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.1% of net assets.
(n)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(o)	Perpetual bond with no specified maturity date.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $1,236,671,919, which is 24.7% of net assets.

See accompanying notes to financial statements.

BHFTI-19

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	$1,719,802	$1,822,990	$1,419,020

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Barclays Bank plc	0.100%	06/22/20	06/22/22	USD	2,769,331	$2,769,331
JPMorgan Securities LLC	0.210%	05/18/20	08/18/20	USD	162,238,500	162,238,500

Total						$165,007,831

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.000%	TBA	$(26,100,000)	$(27,686,391)	$(27,669,059)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(53,000,000)	(57,894,219)	(57,914,922)

Totals				$(85,580,610)	$(85,583,981)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	202,722	BNP	07/02/20	USD	37,832	$(554)
BRL	88,445,000	CBNA	07/02/20	USD	16,151,388	112,564
BRL	88,445,000	JPMC	07/02/20	USD	17,112,315	(848,363)
CAD	1,754,000	UBSA	07/02/20	USD	1,279,792	12,194
CNH	729,183	BNP	09/16/20	USD	101,297	1,423
EUR	1,175,000	CBNA	08/17/20	USD	1,321,321	113
EUR	5,586,000	JPMC	08/17/20	USD	6,277,152	5,002
EUR	881,000	UBSA	08/17/20	USD	998,847	(8,053)
GBP	1,022,000	CBNA	08/17/20	USD	1,260,986	5,731
GBP	1,299,000	GSBU	08/17/20	USD	1,628,129	(18,084)
GBP	1,037,000	JPMC	08/17/20	USD	1,314,441	(29,132)
GBP	894,000	SG	08/17/20	USD	1,110,864	(2,796)
GBP	788,000	UBSA	08/17/20	USD	998,884	(22,198)
JPY	108,100,000	BBP	08/17/20	USD	1,007,823	(6,094)
MXN	16,198,000	CBNA	07/07/20	USD	648,387	55,904
MXN	3,589,000	UBSA	07/24/20	USD	162,912	(7,220)
MYR	1,437,265	GSBU	09/17/20	USD	334,248	208
RUB	183,183	BNP	07/17/20	USD	2,596	(26)
RUB	897,519	BNP	07/17/20	USD	11,606	984
RUB	510,463	GSBU	07/17/20	USD	6,771	390
RUB	265,831	GSBU	07/27/20	USD	3,578	147
RUB	406,133	UBSA	07/27/20	USD	5,443	247

Contracts to Deliver
BRL	202,722	BNP	07/02/20	USD	37,020	(258)
BRL	88,445,000	CBNA	07/02/20	USD	20,879,860	4,615,908
BRL	88,445,000	JPMC	07/02/20	USD	16,151,388	(112,564)
CAD	66,083,856	CBNA	07/02/20	USD	47,971,282	(705,689)
CAD	64,329,856	GSBU	08/04/20	USD	47,084,654	(304,520)

See accompanying notes to financial statements.

BHFTI-20

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	8,785,000	BNP	08/17/20	USD	9,904,480	$24,651
EUR	471,000	BBP	08/17/20	USD	516,430	(13,268)
EUR	66,547,000	CBNA	08/17/20	USD	71,951,781	(2,888,624)
GBP	115,314,000	GSBU	08/17/20	USD	141,681,319	(1,244,528)
GBP	3,779,000	UBSA	08/17/20	USD	4,780,023	96,144
JPY	241,900,000	BBP	08/17/20	USD	2,263,824	22,210
KRW	167,742,730	CBNA	09/16/20	USD	136,155	(3,374)
MXN	16,198,000	UBSA	07/07/20	USD	735,818	31,527
RUB	2,123,451	BNP	07/17/20	USD	30,708	920
SEK	1,040,000	CBNA	08/17/20	USD	105,413	(6,259)
TWD	589,057,793	CBNA	09/16/20	USD	19,822,316	(151,520)

Net Unrealized Depreciation						$(1,386,857)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Buxl 30 Year Bond Futures	09/08/20	38	EUR	8,358,480	$161,780
U.S. Treasury Note 10 Year Futures	09/21/20	3,182	USD	442,844,906	1,375,422
U.S. Treasury Note 5 Year Futures	09/30/20	3,080	USD	387,285,939	953,735

Futures Contracts—Short
Euro-Bund Futures	09/08/20	(43)	EUR	(7,590,360)	(72,742)
Put Options on Euro-Bund Futures, Strike EUR 171.500	07/24/20	(284)	EUR	(8,520)	219,324
Put Options on Euro-Bund Futures, Strike EUR 172.500	07/24/20	(296)	EUR	(17,760)	111,237
U.S. Treasury Long Bond Futures	09/21/20	(398)	USD	(71,067,875)	(465,832)

Net Unrealized Appreciation					$2,282,924

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Floor - OTC CPURNSA Index	217.965	CBNA	Maximum of [(1 + 0.000%)[10] - (Final Index/Initial Index)] or 0	09/29/20	(17,100,000)	USD	(17,100,000)	$(220,590)	$(2)	$220,588
Floor - OTC CPURNSA Index	218.011	DBAG	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/20	(18,000,000)	USD	(18,000,000)	(176,400)	—	176,400

Totals								$(396,990)	$(2)	$396,988

OTC Options on Securities	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - Uniform Mortgage-Backed Securities, TBA, 2.000%	JPMC	USD 100.276	07/07/20	(52,000,000)	USD	(52,000,000)	$(341,250)	$(20,680)	$320,570
Put - Uniform Mortgage-Backed Securities, TBA, 2.000%	JPMC	USD 100.140	08/06/20	(24,800,000)	USD	(24,800,000)	(209,250)	(122,572)	86,678
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	GSC	USD 102.020	08/06/20	(2,800,000)	USD	(2,800,000)	(11,812)	(2,741)	9,071
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	JPMC	USD 100.180	08/06/20	(8,800,000)	USD	(8,800,000)	(46,750)	(11,494)	35,256
Put - Uniform Mortgage-Backed Securities, TBA, 2.500%	GSC	USD 102.020	08/06/20	(35,600,000)	USD	(35,600,000)	(144,625)	(34,368)	110,257

Total							$(753,687)	$(191,855)	$561,832

See accompanying notes to financial statements.

BHFTI-21

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation
Put - U.S. Treasury Note 10 Year Futures	USD	135.500	07/24/20	(425)	USD	(425,000)	$(166,528)	$(13,281)	$153,247

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	$349,922	$21,483	$328,439
Pay	3M CDOR	Semi-Annually	1.270%	Semi-Annually	03/03/22	CAD	39,100,000	342,229	33,919	308,310
Pay	3M LIBOR	Quarterly	2.800%	Semi-Annually	08/22/23	USD	51,400,000	4,135,162	—	4,135,162
Pay	6M LIBOR	Semi-Annually	0.036%	Semi-Annually	03/10/38	JPY	765,000,000	(208,064)	13,596	(221,660)
Pay	6M LIBOR	Semi-Annually	0.040%	Semi-Annually	03/10/38	JPY	765,000,000	(202,975)	—	(202,975)
Pay	6M LIBOR	Semi-Annually	(0.062%)	Semi-Annually	09/18/26	JPY	4,400,000,000	(112,731)	(1,748)	(110,983)
Pay	6M LIBOR	Semi-Annually	(0.063%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(44,200)	—	(44,200)
Pay	6M LIBOR	Semi-Annually	(0.064%)	Semi-Annually	09/19/26	JPY	1,649,000,000	(45,155)	1,774	(46,929)
Pay	6M LIBOR	Semi-Annually	(0.068%)	Semi-Annually	09/18/26	JPY	2,750,000,000	(79,914)	—	(79,914)
Pay	6M LIBOR	Semi-Annually	(0.087%)	Semi-Annually	09/20/26	JPY	825,000,000	(33,830)	—	(33,830)
Pay	6M LIBOR	Semi-Annually	(0.097%)	Semi-Annually	09/24/26	JPY	2,007,000,000	(94,514)	2,451	(96,965)
Pay	6M LIBOR	Semi-Annually	(0.092%)	Semi-Annually	09/13/26	JPY	1,650,000,000	(70,218)	—	(70,218)
Pay	6M LIBOR	Semi-Annually	(0.095%)	Semi-Annually	09/13/26	JPY	3,300,000,000	(146,147)	—	(146,147)
Pay	6M LIBOR	Semi-Annually	0.100%	Semi-Annually	03/20/24	JPY	11,440,000,000	513,817	302,933	210,884
Pay	6M LIBOR	Semi-Annually	0.103%	Semi-Annually	08/28/39	JPY	540,000,000	(116,263)	(8,358)	(107,905)
Pay	6M LIBOR	Semi-Annually	0.122%	Semi-Annually	08/22/39	JPY	3,450,000,000	(626,825)	291,470	(918,295)
Pay	6M LIBOR	Semi-Annually	0.123%	Semi-Annually	08/22/39	JPY	2,370,000,000	(428,510)	59,850	(488,360)
Pay	6M LIBOR	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	14,280,000,000	3,909,685	447,762	3,461,923
Pay	6M LIBOR	Semi-Annually	1.000%	Semi-Annually	03/21/48	JPY	520,000,000	909,890	1,232,959	(323,069)
Receive	6M LIBOR	Semi-Annually	0.500%	Semi-Annually	09/16/50	GBP	2,900,000	(70,885)	(56,991)	(13,894)
Receive	6M LIBOR	Semi-Annually	0.500%	Semi-Annually	12/16/50	GBP	65,900,000	(1,587,799)	(1,727,788)	139,989
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	15,920,000,000	(2,731,281)	(944,638)	(1,786,643)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/18/26	JPY	26,010,000,000	(4,528,501)	(1,953,793)	(2,574,708)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	6,210,000,000	(1,261,204)	(221,307)	(1,039,897)
Receive	6M LIBOR	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	3,500,000,000	(739,689)	251,206	(990,895)
Receive	6M LIBOR	Semi-Annually	0.399%	Semi-Annually	06/18/28	JPY	2,220,000,000	(639,072)	(1,920)	(637,152)
Receive	6M LIBOR	Semi-Annually	0.450%	Semi-Annually	03/20/29	JPY	2,390,000,000	(825,965)	(176,533)	(649,432)
Receive	6M LIBOR	Semi-Annually	0.705%	Semi-Annually	10/31/38	JPY	1,700,000,000	(1,411,827)	99,387	(1,511,214)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	03/20/38	JPY	5,032,000,000	(4,499,608)	233,115	(4,732,723)
Receive	6M LIBOR	Semi-Annually	0.750%	Semi-Annually	12/20/38	JPY	4,539,800,000	(4,136,004)	218,598	(4,354,602)
Receive	6M LIBOR	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	(841,463)	2,718	(844,181)
Receive	6M LIBOR	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	(564,809)	—	(564,809)

Totals								$(15,886,748)	$(1,879,855)	$(14,006,893)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AT&T, Inc. 2.450%, due 06/30/20	1.000%	Quarterly	12/20/20	0.596%	USD	8,000,000	$15,480	$28,592	$(13,112)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.467%	USD	4,800,000	(75,278)	(154,998)	79,720
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	1.576%	USD	2,900,000	(63,490)	(3,518)	(59,972)
Goldman Sachs Group, Inc. 5.950%, due 01/18/18	1.000%	Quarterly	09/20/20	0.417%	USD	22,500,000	29,835	403,903	(374,068)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	4.036%	EUR	6,200,000	(751,947)	8,130	(760,077)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	4.171%	EUR	5,000,000	(699,047)	(19,118)	(679,929)

See accompanying notes to financial statements.

BHFTI-22

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Tesco plc 6.000%, due 12/14/29	1.000%	Quarterly	06/20/22	0.293%	EUR	12,900,000	$204,672	$56,665	$148,007
The Boeing, Co. 8.750%, due 08/15/21	1.000%	Quarterly	12/20/20	2.334%	USD	8,200,000	(52,021)	26,181	(78,202)

Totals							$(1,391,796)	$345,837	$(1,737,633)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at June 30, 2020(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Depreciation
Avolon Holdings, Ltd. 4.500%, due 03/15/23	5.000%	Quarterly	07/01/20	UBSA	0.000%	USD	5,500,000	$1,244	$322,061	$(320,817)
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	2.805%	USD	14,280,000	(959,224)	(451,718)	(507,506)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	GSI	1.021%	USD	11,900,000	(11,072)	65,760	(76,832)
Russian Federation 7.500%, due 03/31/30	1.000%	Quarterly	12/20/24	JPMC	1.021%	USD	300,000	(279)	1,271	(1,550)

Totals								$(969,331)	$(62,626)	$(906,705)

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

See accompanying notes to financial statements.

BHFTI-23

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSC)—	Goldman Sachs & Co.
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNH)—	Chinese Renminbi
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDOR)—	Canadian Dollar Offered Rate
(COFI)—	11th District Cost of Fund Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(GUKG)—	U.K. Government Bonds Generic Bid Yield
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SONIA)—	Sterling Overnight Index Average Deposit Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

BHFTI-24

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of June 30, 2020

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$3,069,550,036	$—	$3,069,550,036
Total Corporate Bonds & Notes*	—	2,148,283,204	—	2,148,283,204
Total Asset-Backed Securities*	—	594,264,303	—	594,264,303
Total Mortgage-Backed Securities*	—	360,783,413	—	360,783,413
Total Foreign Government*	—	126,971,670	—	126,971,670
Total Municipals*	—	40,005,438	—	40,005,438
Floating Rate Loans
Auto Manufacturers	—	—	5,375,221	5,375,221
Media	—	5,071,827	—	5,071,827
Total Floating Rate Loans	—	5,071,827	5,375,221	10,447,048
Total Short-Term Investments*	—	504,868,128	—	504,868,128
Total Investments	$—	$6,849,798,019	$5,375,221	$6,855,173,240

Total Reverse Repurchase Agreements (Liability)	$—	$(165,007,831)	$—	$(165,007,831)
Total TBA Forward Sales Commitments (Liability)	$—	$(85,583,981)	$—	$(85,583,981)
Secured Borrowings (Liability)	$—	$(52,863,452)	$—	$(52,863,452)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,986,267	$—	$4,986,267
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,373,124)	—	(6,373,124)
Total Forward Contracts	$—	$(1,386,857)	$—	$(1,386,857)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,821,498	$—	$—	$2,821,498
Futures Contracts (Unrealized Depreciation)	(538,574)	—	—	(538,574)
Total Futures Contracts	$2,282,924	$—	$—	$2,282,924
Written Options
Inflation Capped Options at Value	$—	$(2)	$—	$(2)
OTC Options on Securities at Value	—	(191,855)	—	(191,855)
Options on Exchange-Traded Futures Contracts at Value	(13,281)	—	—	(13,281)
Total Written Options	$(13,281)	$(191,857)	$—	$(205,138)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,812,434	$—	$8,812,434
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(24,556,960)	—	(24,556,960)
Total Centrally Cleared Swap Contracts	$—	$(15,744,526)	$—	$(15,744,526)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,244	$—	$1,244
OTC Swap Contracts at Value (Liabilities)	—	(970,575)	—	(970,575)
Total OTC Swap Contracts	$—	$(969,331)	$—	$(969,331)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

See accompanying notes to financial statements.

BHFTI-25

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Statement of Assets and Liabilities

June 30, 2020

Assets
Investments at value (a)	$6,350,305,112
Repurchase Agreement at value which equals cost	504,868,128
Cash	14,456,144
Cash denominated in foreign currencies (b)	12,749,325
Cash collateral (c)	3,928,000
OTC swap contracts at market value (d)	1,244
Unrealized appreciation on forward foreign currency exchange contracts	4,986,267
Receivable for:
Investments sold	53,069,630
TBA securities sold (e)	2,260,011,136
Fund shares sold	2,472,711
Interest	27,648,238
Variation margin on futures contracts	1,965,517
Interest on OTC swap contracts	41,646
Variation margin on centrally cleared swap contracts	4,419,894
Other assets	4,503

Total Assets	9,240,927,495
Liabilities
Written options at value (f)	205,138
TBA Forward sales commitments, at value	85,583,981
Secured borrowings	52,863,452
Reverse repurchase agreements	165,007,831
OTC swap contracts at market value (g)	970,575
Cash collateral (h)	3,145,024
Unrealized depreciation on forward foreign currency exchange contracts	6,373,124
Payables for:
Investments purchased	206,396,211
TBA securities purchased (e)	3,712,400,830
Fund shares redeemed	676,261
Interest on reverse repurchase agreements	45,048
Deferred dollar roll income	54,379
Interest on OTC swap contracts	28,295
Accrued Expenses:
Management fees	1,782,814
Distribution and service fees	517,414
Deferred trustees’ fees	148,279
Other expenses	740,087

Total Liabilities	4,236,938,743

Net Assets	$5,003,988,752

Net Assets Consist of:
Paid in surplus	$4,639,340,647
Distributable earnings (Accumulated losses)	364,648,105

Net Assets	$5,003,988,752

Net Assets
Class A	$2,405,202,349
Class B	2,564,207,112
Class E	34,579,291
Capital Shares Outstanding*
Class A	196,945,506
Class B	213,763,366
Class E	2,854,714
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$12.21
Class B	12.00
Class E	12.11

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $6,112,986,313.
(b)	Identified cost of cash denominated in foreign currencies was $12,803,455.
(c)	Includes collateral of $1,142,000 for reverse repurchase agreements and $2,786,000 for centrally cleared swap contracts.
(d)	Net premium paid on OTC swap contracts was $322,061.
(e)	Included within TBA securities sold is $137,668,953 related to TBA forward sale commitments and included within TBA securities purchased is $51,978,340 related to TBA forward sale commitments.
(f)	Premiums received on written options were $1,317,205.
(g)	Net premium received on OTC swap contracts was $384,687.
(h)	Includes collateral of $1,100,024 for forward foreign currency exchange contracts $1,985,000 for TBA securities and $60,000 for secured-borrowing transactions.

Statement of Operations

Six Months Ended June 30, 2020

Investment Income
Interest (a)	$86,421,192

Total investment income	86,421,192
Expenses
Management fees	12,261,759
Administration fees	98,761
Custodian and accounting fees	370,018
Distribution and service fees—Class B	3,251,051
Distribution and service fees—Class E	25,975
Interest expense	4,262,754
Audit and tax services	64,370
Legal	25,426
Trustees’ fees and expenses	13,816
Shareholder reporting	143,579
Insurance	19,426
Miscellaneous	19,500

Total expenses	20,556,435
Less management fee waiver	(1,029,829)

Net expenses	19,526,606

Net Investment Income	66,894,586

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	125,847,350
Purchased options	(168,250)
Futures contracts	10,372,136
Written options	1,385,365
Swap contracts	(8,924,703)
Foreign currency transactions	(5,109,880)
Forward foreign currency transactions	25,765,804

Net realized gain	149,167,822

Net change in unrealized appreciation (depreciation) on:
Investments	64,213,908
Purchased options	85,802
Futures contracts	764,428
Written options	102,509
Swap contracts	(8,468,947)
Foreign currency transactions	424,479
Forward foreign currency transactions	20,188,661

Net change in unrealized appreciation	77,310,840

Net realized and unrealized gain	226,478,662

Net Increase in Net Assets From Operations	$293,373,248

(a)	Net of foreign withholding taxes of $1,926.

See accompanying notes to financial statements.

BHFTI-26

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$66,894,586	$151,274,017
Net realized gain	149,167,822	73,444,194
Net change in unrealized appreciation	77,310,840	215,542,003

Increase in net assets from operations	293,373,248	440,260,214

From Distributions to Shareholders
Class A	(96,668,126)	(78,660,424)
Class B	(96,397,369)	(78,116,676)
Class E	(1,353,571)	(1,057,689)

Total distributions	(194,419,066)	(157,834,789)

Decrease in net assets from capital share transactions	(310,737,252)	(386,120,233)

Total decrease in net assets	(211,783,070)	(103,694,808)

Net Assets
Beginning of period	5,215,771,822	5,319,466,630

End of period	$5,003,988,752	$5,215,771,822

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	1,602,134	$19,663,048	4,191,682	$49,365,087
Reinvestments	7,962,778	96,668,126	6,757,768	78,660,424
Redemptions	(22,795,804)	(281,861,259)	(25,593,109)	(302,305,922)

Net decrease	(13,230,892)	$(165,530,085)	(14,643,659)	$(174,280,411)

Class B
Sales	10,713,797	$128,966,010	10,076,501	$116,973,638
Reinvestments	8,087,028	96,397,369	6,828,381	78,116,676
Redemptions	(30,611,835)	(369,302,735)	(34,972,809)	(404,568,598)

Net decrease	(11,811,010)	$(143,939,356)	(18,067,927)	$(209,478,284)

Class E
Sales	75,750	$918,907	117,327	$1,380,415
Reinvestments	112,423	1,353,571	91,575	1,057,689
Redemptions	(290,663)	(3,540,289)	(410,024)	(4,799,642)

Net decrease	(102,490)	$(1,267,811)	(201,122)	$(2,361,538)

Decrease derived from capital shares transactions		$(310,737,252)		$(386,120,233)

See accompanying notes to financial statements.

BHFTI-27

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.00		$11.39	$11.57	$11.32	$11.32	$12.09

Income (Loss) from Investment Operations
Net investment income (a)	0.17		0.35	0.29	0.25	0.31	0.29
Net realized and unrealized gain (loss)	0.55		0.63	(0.29)	0.29	0.01	(0.26)

Total income (loss) from investment operations	0.72		0.98	0.00	0.54	0.32	0.03

Less Distributions
Distributions from net investment income	(0.51)		(0.37)	(0.18)	(0.23)	(0.32)	(0.66)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.06)	0.00	(0.14)

Total distributions	(0.51)		(0.37)	(0.18)	(0.29)	(0.32)	(0.80)

Net Asset Value, End of Period	$12.21		$12.00	$11.39	$11.57	$11.32	$11.32

Total Return (%) (b)	6.04	(c)	8.69	0.03	4.77	2.85	0.28

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.68	(d)	0.86	0.74	0.56	0.53	0.52
Gross ratio of expenses to average net assets excluding interest expense (%)	0.51	(d)	0.51	0.51	0.51	0.50	0.52
Net ratio of expenses to average net assets (%) (e)(f)	0.64	(d)	0.82	0.70	0.52	0.50	0.48
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.47	(d)	0.46	0.47	0.46	0.47	0.48
Ratio of net investment income to average net assets (%)	2.75	(d)	2.99	2.53	2.16	2.68	2.45
Portfolio turnover rate (%)	280	(c)(g)	582 (g)	608 (g)	583 (g)	466 (g)	430 (g)
Net assets, end of period (in millions)	$2,405.2		$2,522.9	$2,560.0	$2,813.8	$2,747.6	$2,891.0

	Class B
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.78		$11.18	$11.36	$11.12	$11.12	$11.89

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.32	0.25	0.22	0.27	0.26
Net realized and unrealized gain (loss)	0.55		0.62	(0.28)	0.28	0.02	(0.26)

Total income (loss) from investment operations	0.70		0.94	(0.03)	0.50	0.29	0.00

Less Distributions
Distributions from net investment income	(0.48)		(0.34)	(0.15)	(0.20)	(0.29)	(0.63)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.06)	0.00	(0.14)

Total distributions	(0.48)		(0.34)	(0.15)	(0.26)	(0.29)	(0.77)

Net Asset Value, End of Period	$12.00		$11.78	$11.18	$11.36	$11.12	$11.12

Total Return (%) (b)	5.95	(c)	8.46	(0.23)	4.50	2.61	0.01

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(d)	1.11	0.99	0.81	0.78	0.77
Gross ratio of expenses to average net assets excluding interest expense (%)	0.76	(d)	0.76	0.76	0.76	0.75	0.77
Net ratio of expenses to average net assets (%) (e)(f)	0.89	(d)	1.07	0.95	0.77	0.75	0.73
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.72	(d)	0.71	0.72	0.71	0.72	0.73
Ratio of net investment income to average net assets (%)	2.50	(d)	2.74	2.28	1.91	2.42	2.24
Portfolio turnover rate (%)	280	(c)(g)	582 (g)	608 (g)	583 (g)	466 (g)	430 (g)
Net assets, end of period (in millions)	$2,564.2		$2,657.6	$2,723.8	$3,091.0	$3,071.5	$3,321.8
Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-28

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$11.90		$11.29	$11.47	$11.22	$11.22	$11.99

Income (Loss) from Investment Operations
Net investment income (a)	0.16		0.33	0.27	0.23	0.29	0.27
Net realized and unrealized gain (loss)	0.54		0.63	(0.29)	0.29	0.01	(0.26)

Total income (loss) from investment operations	0.70		0.96	(0.02)	0.52	0.30	0.01

Less Distributions
Distributions from net investment income	(0.49)		(0.35)	(0.16)	(0.21)	(0.30)	(0.64)
Distributions from net realized capital gains	0.00		0.00	0.00	(0.06)	0.00	(0.14)

Total distributions	(0.49)		(0.35)	(0.16)	(0.27)	(0.30)	(0.78)

Net Asset Value, End of Period	$12.11		$11.90	$11.29	$11.47	$11.22	$11.22

Total Return (%) (b)	5.92	(c)	8.59	(0.14)	4.64	2.69	0.11

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(d)	1.01	0.89	0.71	0.68	0.67
Gross ratio of expenses to average net assets excluding interest expense (%)	0.66	(d)	0.66	0.66	0.66	0.65	0.67
Net ratio of expenses to average net assets (%) (e)(f)	0.79	(d)	0.97	0.85	0.67	0.65	0.63
Net ratio of expenses to average net assets excluding interest expense (%) (e)(f)	0.62	(d)	0.61	0.62	0.61	0.62	0.63
Ratio of net investment income to average net assets (%)	2.60	(d)	2.84	2.38	2.01	2.52	2.34
Portfolio turnover rate (%)	280	(c)(g)	582 (g)	608 (g)	583 (g)	466 (g)	430 (g)
Net assets, end of period (in millions)	$34.6		$35.2	$35.7	$41.8	$44.6	$48.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% for the six months ended June 30, 2020 and each of the years ended December 31, 2019, 2018 and 2017 (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 14%, 26%, 53%, 75%, 34%, and 58% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016, and 2015, respectively.

See accompanying notes to financial statements.

BHFTI-29

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is PIMCO Total Return Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or

BHFTI-30

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

BHFTI-31

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

High-Yield Debt Securities - The Portfolio may invest in high-yield debt securities, or “junk bonds,” which are securities that are rated below “investment grade” or, if not rated, are of equivalent quality. A portfolio with high-yield debt securities generally will be exposed to greater market risk and credit risk than a portfolio that invests only in investment grade debt securities because issuers of high-yield debt securities are generally less secure financially, are more likely to default on their obligations, and their securities are more sensitive to interest rate changes and downturns in the economy. In addition, the secondary market for lower-rated debt securities may not be as liquid as that for more highly rated debt securities. As a result, the Portfolio’s subadviser may find it more difficult to value lower-rated debt securities or sell them and may have to sell them at prices significantly lower than the values assigned to them by the Portfolio.

Floating Rate Loans - The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. The purchase of assignments will typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. The Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation or assignment.

The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Portfolio purchases assignments, it acquires direct rights against the borrower of the loan. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing.

The Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value

BHFTI-32

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

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TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Short Sales - The Portfolio may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

The Portfolio may also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold short by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its Custodian, or set aside in the Portfolio’s records, cash or other liquid assets at such a level that: (i) the amount segregated, or set aside, plus the amount deposited with the broker as collateral will equal the current value of the security sold short: and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The proceeds received from a short sale are recorded as a liability. The Portfolio will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. Conversely, the Portfolio will realize a gain if the security declines in price between those dates. The latter result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio’s net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) segregated in connection with short sales.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had investments in repurchase agreements with a gross value of $504,868,128, which is reflected as repurchase agreement on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Reverse Repurchase Agreements - The Portfolio may enter into reverse repurchase agreements with qualified institutions. In a reverse repurchase agreement, the Portfolio transfers securities in exchange for cash to a financial institution or counterparty, concurrently with an agreement by the Portfolio to re-acquire the same securities at an agreed-upon price and date. During the reverse repurchase agreement period, the Portfolio continues to receive principal and interest payments on these securities. The Portfolio will establish a segregated account with its Custodian in which it will maintain liquid assets equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities transferred by

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the Portfolio may decline below the agreed-upon reacquisition price of the securities. In the event of default or failure by a party to perform an obligation in connection with any reverse repurchase transaction, the MRA entitles the non-defaulting party with a right to set-off claims and apply property held by it in respect of any reverse repurchase transaction against obligations owed to it. Cash received in exchange for securities transferred under reverse repurchase agreements plus accrued interest payments to be made by the Portfolio to counterparties are reflected as reverse repurchase agreements on the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the Portfolio had an outstanding reverse repurchase agreement balance for 182 days. The average amount of borrowings was $429,629,137 and the annualized weighted average interest rate was 1.250% during the 182 day period.

The following table summarizes open reverse repurchase agreements by counterparty which are subject to offset under a MRA on a net basis as of June 30, 2020:

Counterparty	Reverse Repurchase Agreements	Collateral Pledged[1]	Net Amount*
Barclays Bank plc	$(2,769,331)	$2,769,331	$—
JPMorgan Securities LLC	(162,238,500)	160,040,881	(2,197,619)

	$(165,007,831)	$162,810,212	$(2,197,619)

[1]	Collateral with a value of $163,520,881 has been pledged in connection with open reverse repurchase agreements. In some instances, the actual collateral pledged may be more than the amount shown here due to overcollateralization.
*	Net amount represents the net amount payable due to the counterparty in the event of default.

Secured Borrowing Transactions - The Portfolio may enter into transactions consisting of a transfer of a security by the Portfolio to a financial institution or counterparty, with a simultaneous agreement to reacquire the same, or substantially the same security, at an agreed-upon price and future settlement date. Such transactions are treated as secured borrowings, and not as purchases and sales. The Portfolio receives cash from the transfer of the security to use for other investment purposes. During the six months ended June 30, 2020, the Portfolio entered into secured borrowing transactions involving U.S. Treasury and Federal Agency securities. During the term of the borrowing, the Portfolio is not entitled to receive principal and interest payments, if any, made on the security transferred to the counterparty during the term of the agreement. The difference between the transfer price and the reacquisition price, known as the “price drop,” is included in net investment income. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may also receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The cost of the secured borrowing transaction is recorded as interest expense over the term of the borrowing. The agreed-upon proceeds for securities to be reacquired by the Portfolio are reflected as a liability on the Statement of Assets and Liabilities.

For the six months ended June 30, 2020, the Portfolio had an outstanding secured borrowing transaction balance for 182 days. For the six months ended June 30, 2020, the Portfolio’s average amount of borrowings was $203,033,303 and the weighted average interest rate was 1.47% during the 182 day period.

At June 30, 2020, the amount of the Portfolio’s outstanding borrowings was $52,863,452. Cash in the amount of $60,000 has been received as collateral under the terms of the Master Securities Forward Transaction Agreement (“MSFTA”) as of June 30, 2020. The MSFTA is a master netting agreement (“MNA”) which provides both parties with the rights to set-off in the event of default by either party. The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s secured borrowings by counterparty net of amounts available for offset under the MSFTA and net of the related collateral pledged or received by the Portfolio as of June 30, 2020:

Counterparty	Payable for Secured Borrowings	Financial Instruments Available for offset(a)	Collateral Pledged(b)	Collateral Received(b)	Net Amount(c)
UBS Securities LLC	$(52,863,452)	$52,877,133	$—	$(60,000)	$(46,319)

(a)	Represents market value of borrowings as of June 30, 2020.
(b)	Under the terms of the MSFTA agreement, the Portfolio and the counterparties are not permitted to sell, repledge, or use the collateral associated with the transaction.
(c)	Net amount represents the net amount receivable/(payable) due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity.

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The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
U.S. Treasury	$—	$(52,863,452)	$—	$—	$(52,863,452)
Reverse Repurchase Agreements
Cash Equivalents	—	—	(1,157,681)	—	(1,157,681)
Corporate Bonds	—	—	—	(2,769,331)	(2,769,331)
U.S. Treasury	—	—	(161,080,819)	—	(161,080,819)
Total Borrowings	$—	$(52,863,452)	$(162,238,500)	$(2,769,331)	$(217,871,283)
Gross amount of recognized liabilities for secured borrowing transactions					$(217,871,283)

3. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Options Contracts - An option contract purchased by the Portfolio gives the Portfolio the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Portfolio give the holder the right to buy the underlying instrument from the Portfolio at a fixed exercise price; put options written by the Portfolio give the holder the right to sell the underlying instrument to the Portfolio at a fixed exercise price.

The Portfolio may use options to hedge against changes in values of securities the Portfolio owns or expects to purchase, to maintain investment exposure to a target asset class or to enhance return. Writing puts or buying calls tend to increase the Portfolio’s exposure

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to the underlying instrument and writing calls or buying puts tends to decrease the Portfolio’s exposure to the underlying instrument, and can be used to hedge other Portfolio investments. For options used to hedge the Portfolio’s investments, the potential risk to the Portfolio is that the change in value of options contracts may not correspond perfectly to the change in value of the hedged instruments. The Portfolio also bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Portfolio may not be able to enter into a closing transaction due to an illiquid market. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of purchased options is typically the premium initially paid for the option plus any unrealized gains.

The main risk associated with purchasing an option is that the option expires without being exercised. In this case, the option is worthless when it expires and the premium paid for the option is considered a realized loss. The risk associated with writing a call option is that the Portfolio may forgo the opportunity for a profit if the market value of the underlying instrument increases and the option is exercised, requiring the Portfolio to sell the underlying instrument at a price below its market value. When the Portfolio writes a call option on a security it does not own, its exposure on such an option is theoretically unlimited. The risk in writing a put option is that the Portfolio may incur a loss if the market value of the underlying instrument decreases and the option is exercised, requiring the Portfolio to purchase the underlying instrument at a price above its market value. In addition, the Portfolio risks not being able to enter into a closing transaction for the written option as the result of an illiquid market for the option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid for the call option.

The premium received by the Portfolio for a written option is recorded as an asset and an equivalent liability. The liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires without being exercised or the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Portfolio realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received by the Portfolio is offset against the amount paid for the purchase of the underlying instrument.

The purpose of inflation-capped options is to protect the buyer from inflation, above a specified rate, eroding the value of investments in inflation-linked products with a given notional exposure. Inflation-capped options are used to give downside protection to investments in inflation-linked products by establishing a floor on the value of such products.

Swaptions are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.

Options on Exchange-Traded Futures Contract (“Futures Option”) is an option contract in which the underlying instrument is a single futures contract.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of

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Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Credit Default Swaps: The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers, or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve one party making a stream of payments (referred to as the buyer of protection) to another party (referred to as the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index. A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall. As the seller of protection, if an underlying credit event occurs, the Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation (or underlying securities comprising the referenced index), or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). In return, the Portfolio would receive from the counterparty an upfront or periodic stream of payments throughout the life of the credit default swap agreement provided that no credit event has occurred. As the seller of protection, the Portfolio will effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the credit default swap.

The Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio. This would involve the risk that the investment may be worthless when it expires and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk, whereby the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. As the buyer of protection, if an underlying credit event occurs, the Portfolio will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation (or underlying securities comprising the referenced index), or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation (or underlying securities comprising the referenced index). If no credit event occurs and the Portfolio is a buyer of protection, the Portfolio will typically recover nothing under the credit default swap agreement, but it will have had to pay the required upfront payment or stream of continuing payments under the credit default swap agreement. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. An index credit default swap references all the names in the index, and if there is a credit event involving an entity in the index, the credit event is settled based on that entity’s weight in the index. A Portfolio may use credit default swaps on credit indices as a hedge for credit default swaps or bonds held in the portfolio, which is less expensive than it would be to buy many individual credit default swaps to achieve similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and may be used to speculate on changes in credit quality.

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Notes to Financial Statements—June 30, 2020—(Continued)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on a credit index or corporate or sovereign issuer, serve as some indication of the status of the payment/performance risk and the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity or index also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Wider credit spreads generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the particular swap agreement. When no implied credit spread is available for a credit default swap, the current unrealized appreciation/depreciation on the position may be used as an indicator of the current status of the payment/performance risk.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2020, for which the Portfolio is the seller of protection, are disclosed in the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Currency Swaps: The Portfolio may enter into currency swap agreements to gain or mitigate exposure to currency risk. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.

Volatility and Variance Swaps - The Portfolio may invest in volatility and variance swaps. In a volatility swap, the parties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Variance swaps are based upon the mathematical square of volatility (i.e., the measured volatility multiplied by itself). These swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, the Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, the Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

BHFTI-39

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$8,584,707	Unrealized depreciation on centrally cleared swap contracts (a) (b)	$22,591,600
	Unrealized appreciation on futures contracts (b) (c)	2,821,498	Unrealized depreciation on futures contracts (b) (c)	538,574
			Written options at value (d)	13,283
Credit	OTC swap contracts at market value (e)	1,244	OTC swap contracts at market value (e)	970,575
	Unrealized appreciation on centrally cleared swap contracts (a) (b)	227,727	Unrealized depreciation on centrally cleared swap contracts (a) (b)	1,965,360
			Written options at value	191,855
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	4,986,267	Unrealized depreciation on forward foreign currency exchange contracts	6,373,124

Total		$16,621,443		$32,644,371

(a)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Schedule of Investments. Only the variation margin is reported within the Statement of Assets and Liabilities.
(b)	Financial instrument not subject to a master netting agreement.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(d)	Includes exchanged traded written options with a value of $13,281 that are not subject to a master netting agreement.
(e)	Excludes OTC swap interest receivable of $41,646 and OTC swap interest payable of $28,295.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Barclays Bank plc	$22,210	$(19,362)	$—	$2,848
BNP Paribas S.A.	27,978	(838)	(10,000)	17,140
Citibank N.A.	4,790,220	(3,755,468)	(1,034,752)	—
Goldman Sachs Bank USA	745	(745)	—	—
JPMorgan Chase Bank N.A.	5,002	(5,002)	—	—
UBS AG	141,356	(37,471)	—	103,885

	$4,987,511	$(3,818,886)	$(1,044,752)	$123,873

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Barclays Bank plc	$19,362	$(19,362)	$—	$—
BNP Paribas S.A.	838	(838)	—	—
Citibank N.A.	3,755,468	(3,755,468)	—	—
Goldman Sachs & Co.	37,109	—	—	37,109
Goldman Sachs Bank USA	1,567,132	(745)	(66,268)	1,500,119
Goldman Sachs International	970,296	—	(935,901)	34,395
JPMorgan Chase Bank N.A.	1,145,084	(5,002)	(1,140,082)	—
Societe Generale Paris	2,796	—	—	2,796
UBS AG	37,471	(37,471)	—	—

	$7,535,556	$(3,818,886)	$(2,142,251)	$1,574,419

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-40

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$(162,391)	$(5,859)	$—	$(168,250)
Forward foreign currency transactions	—	—	25,765,804	25,765,804
Futures contracts	10,372,136	—	—	10,372,136
Swap contracts	(10,255,635)	1,330,932	—	(8,924,703)
Written options	1,338,908	46,457	—	1,385,365

	$1,293,018	$1,371,530	$25,765,804	$28,430,352

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Foreign Exchange	Total
Purchased options	$79,945	$5,857	$—	$85,802
Forward foreign currency transactions	—	—	20,188,661	20,188,661
Futures contracts	764,428	—	—	764,428
Swap contracts	(1,907,367)	(6,561,580)	—	(8,468,947)
Written options	(459,323)	561,832	—	102,509

	$(1,522,317)	$(5,993,891)	$20,188,661	$12,672,453

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Purchased options	$47,414,750
Forward foreign currency transactions	1,469,719,976
Futures contracts long	1,264,815,589
Futures contracts short	(729,290,099)
Swap contracts	1,456,572,710
Written options	(225,358,000)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist

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Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market

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Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$20,157,839,000	$316,486,379	$21,502,868,298	$1,013,600,033

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$19,706,954,375	$20,223,228,906

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$12,261,759	0.500%	First $1.2 billion
	0.475%	Over $1.2 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Pacific Investment Management Company LLC (“the Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021 to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.025%	$1 billion to $3 billion
0.050%	Over $3 billion

BHFTI-43

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 were $777,741 and are included in the total amount shown as management fee waiver in the Statement of Operations.

The Subadviser has voluntarily agreed to waive a portion of its subadvisory fees payable by the Adviser to the Subadviser for managing the Portfolio. In addition to the above advisory fee waiver, the Adviser has agreed to reduce its advisory fee reflecting a portion of the amount waived by the Subadviser for managing the Portfolio pursuant to the voluntary subadvisory fee waiver. $252,088 was waived in the aggregate for the six months ended June 30, 2020 and is reflected in the total amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$6,602,750,814

Gross unrealized appreciation	331,867,614
Gross unrealized depreciation	(182,407,491)

Net unrealized appreciation (depreciation)	$149,460,123

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$157,834,789	$83,874,141	$—	$—	$157,834,789	$83,874,141

BHFTI-44

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$193,454,083	$—	$78,215,467	$(5,821,696)	$265,847,854

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated long-term capital losses of $5,821,696.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $59,481,247 and accumulated long-term capital losses of $37,561,470.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-45

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of Brighthouse Funds Trust I:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the PlMCO Total Return Portfolio, one of the funds constituting the Brighthouse Funds Trust I (the “Fund”), as of June 30, 2020, the related statement of operations for the six months then ended, the statements of changes in net assets for the six months then ended and the year ended December 31, 2019, the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2019, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the PlMCO Total Return Portfolio of the Fund as of June 30, 2020, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended December 31, 2019, and the financial highlights for the six months then ended and each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 24, 2020

We have served as the auditor of one or more Brighthouse investment companies since 1983.

BHFTI-46

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-47

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Managed by Schroders Investment Management North Americas Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the Schroders Global Multi-Asset Portfolio returned -5.70%. The Portfolio’s benchmark, the Dow Jones Moderate Index1, returned -3.66%.

MARKET ENVIRONMENT / CONDITIONS

In the first quarter of 2020, the spread of COVID-19 had a profound impact on markets as the economic impact of measures to mitigate the spread started to emerge. Equities fell sharply, while bond markets were highly volatile as investors prioritized liquidity. The S&P 500 Index reached its lowest point in over three years before the U.S. Federal Reserve’s (the “Fed”) support actions prompted a tentative recovery. The Fed cut rates twice in the month for the first time since the global financial crisis and announced unlimited quantitative easing. Government bond yields, like most other financial assets, saw significant levels of volatility.

The easing of COVID-19 lockdowns and early signs of economic recovery saw risk appetites return rapidly in the second quarter of 2020, supporting equity and credit markets. At the beginning of the quarter, data confirmed the severe economic impact of lockdown measures. However, the subsequent easing of lockdown restrictions, a supportive Fed and early indications of a recovery led to widespread equity market gains. Equity markets recovered much of their first quarter losses as the S&P 500 Index rose over 20% and emerging market equities posted their strongest quarterly return in over a decade. In bond markets, government yields diverged over the quarter. The U.S. and Germany’s 10-year yields were little changed, but those more sensitive to risk sentiment declined.

Overall, 2020 markedly dominated the market environment as the COVID-19 crisis reached its peak and market volatility was seen across all asset classes. Over the reporting period, the S&P 500 Index has returned -3.08% recovering most losses experienced during the sharp drawdown of February and March. In fixed income, developed government bonds gained ground during the period as investors flocked to safer assets and central banks rushed to cut rates and pin those rates at low levels for an extended period of time. After suffering sharp losses in February and March, corporate bonds ultimately outperformed equities for the period as central banks injected liquidity into the corporate bond market, with the Fed even going so far as to directly purchase high yield bonds amid the crisis.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio aims to capture global growth opportunities while protecting against market volatility. The Portfolio combines active Schroders strategies, for longer-term strategic exposures, and passive components, to facilitate implementation of Schroder’s thematic and tactical views in a cost-effective way. Schroders seeks to pre-emptively manage risk in its strategic exposures through forward-looking market views, complemented by a volatility management strategy aiming to cap Portfolio volatility at 10% over 12-month periods. The Portfolio employs an interest rate overlay to improve diversification and balance the sources of risk through utilizing 10-year Treasury interest rate swaps.

The Portfolio underperformed the benchmark over the reporting period. The key detractors over the period were the volatility management strategy, asset allocation, and currency hedging. The volatility cap was activated in February, engaging equity and fixed income futures hedges, with a physical de-risk of the Portfolio triggered in March during the height of the coronavirus crisis, when the physical securities in the Portfolio also had to be sold. The volatility cap successfully defended the Portfolio on the downside and lowered risk as designed. However, the volatility cap has negatively impacted performance as the hedge remained active through the sharp market reversal in the second quarter. Negative asset allocation results were seen predominantly within the equity portion of the Portfolio as the volatility cap suppressed equity exposure over the period, notably an underweight to U.S. equities dragged on performance. Additionally, an overweight to European and Canadian equities was a source of weakness over the period. This was notable in the first quarter, as Eurozone equity markets fell sharply in March as Europe became the epicenter of the COVID-19 outbreak, with Italy and Spain among the most severely affected countries. Currency allocations detracted over the period return with emerging market currencies struggling over the period as the U.S. dollar strengthened due to it being perceived as a safe haven among investors during the crisis.

A key driver of returns was the interest rate overlay. This was mainly during the first quarter of 2020 as yields fell to new lows and investors flocked to safe haven assets. Equity stock section was another area of strength, most notably in North America. Fixed income asset allocation contributed with both an overweight to U.S. bonds and an underweight to international bonds proving additive to performance. Notably, an overweight to U.S. investment grade credit contributed to performance, which outperformed due to the unprecedented liquidity injections and financing programs provided by central banks during the market crisis.

We started the year with some encouragement from an improving global growth outlook, easing trade tensions and ongoing monetary policy support. We were overweight equity and underweight fixed income versus the benchmark to benefit from the low rate environment. As the COVID-19 outbreak started to escalate in February, we reduced our exposure to more cyclical areas of the market, notably U.S. small caps and emerging market equities. The Portfolio implemented a long Nasdaq position in February, on the basis that Nasdaq constituents are more resilient to social disruption, especially home delivery services, social media and streaming. In March, tactical profit was taken on government bonds, with valuations looking expensive and hedging properties less reliable after the sharp drop in yields. At this point we turned neutral on duration. We ended the first quarter of 2020 with volatility hedges on which caused the portfolio to be underweight both equities and fixed income.

BHFTI-1

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Managed by Schroders Investment Management North Americas Inc.

Portfolio Manager Commentary*—(Continued)

The start of the second quarter of 2020 started as the coronavirus crisis peaked with lockdowns being imposed to slow the spread of COVID-19 exerting a serious toll on global economic activity. The Portfolio was underweight equity and fixed income versus the benchmark as the volatility cap strategy remained activated from the first quarter to control risk in market volatility. Over the quarter, easing of COVID-19 lockdowns and early signs of economic recovery prompted the Portfolio to increase its exposure in the growth portion of the Portfolio to more cyclical areas of the market, notably U.S. equities. Within fixed income, we continually added to the active exposure in investment grade credit as we saw continued support from monetary and fiscal policy. The hedges from the volatility cap were slowly reduced over the quarter with a bulk of the re-risking take place in June as we meaningfully added back to both equities and core fixed income strategies. Even with the re-risking during the quarter, a significant hedge remained in place at the end of the period.

The Portfolio primarily used derivative instruments to adjust equity, fixed income, currency and interest rate exposures. The derivatives positions performed in line with expectations and facilitated the Portfolio’s overall performance by providing a cost-effective and liquid approach to gaining the desired market exposure versus implementation via physical instruments.

As of June 30, 2020, the Portfolio’s allocation to developed equities was 13.1% and the allocation to investment grade bonds was 11.3%. The Portfolio held approximately 1.3% in opportunistic asset classes, specifically, emerging market equities, emerging market debt, and high yield debt. The Portfolio’s cash level was 1.2% as of the end of June. The Volatility Management Cap was active at the end of the period with an allocation of 73.1%, meaning that 73.1% of the portfolio’s exposure was hedged out to effectively cash. Within the volatility management cap, the synthetic equity hedge was 40.8%, fixed income synthetic hedge was 21.9%, and the physical securities hedge accounting for 10.4%. The volatility of the Portfolio’s positioning as of the end of the period was less than 10% per year.

Johanna Kyrklund

Angus Sippe

Philip Chandler

Michael Hodgson

Portfolio Managers

Schroders Investment Management North Americas Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Dow Jones Moderate Index is a total returns index designed to provide asset allocation strategists with a target risk benchmark. Each month, the index adjusts its weighting of stocks, bonds, and cash indices (both domestic and foreign) such that the risk of that combination will have 60% of the risk of an all equity portfolio.

BHFTI-2

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

A $10,000 INVESTMENT COMPARED TO THE DOW JONES MODERATE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
Schroders Global Multi-Asset Portfolio
Class B	-5.70	0.02	4.19	5.85
Dow Jones Moderate Index	-3.66	1.99	5.47	6.49

1 Inception date of the Class B shares is 4/23/2012. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Equity Sectors

% of Net Assets
Information Technology	5.9
Financials	5.6
Health Care	4.0
Consumer Discretionary	2.7
Communication Services	2.4

Top Fixed Income Sectors

% of Net Assets
Corporate Bonds & Notes	36.9

BHFTI-3

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Schroders Global Multi-Asset Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.92%	$1,000.00	$943.00	$4.44
	Hypothetical*	0.92%	$1,000.00	$1,020.29	$4.62

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 7 of the Notes to Consolidated Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—36.9% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
L3Harris Technologies, Inc. 3.850%, 06/15/23	1,447,000	$1,573,250

Agriculture—0.6%
Altria Group, Inc. 4.800%, 02/14/29	3,500,000	4,079,944
BAT Capital Corp.
4.390%, 08/15/37	3,506,000	3,824,331
5.282%, 04/02/50	1,938,000	2,342,062

		10,246,337

Airlines—0.2%
Southwest Airlines Co. 4.750%, 05/04/23 (a)	2,376,000	2,453,372

Apparel—0.0%
VF Corp. 2.400%, 04/23/25	725,000	763,572

Auto Manufacturers—0.3%
General Motors Co. 6.125%, 10/01/25 (a)	2,592,000	2,912,902
General Motors Financial Co., Inc.
3.150%, 06/30/22	606,000	616,549
5.100%, 01/17/24	844,000	902,148

		4,431,599

Banks—9.1%
Banco Santander S.A.
2.706%, 06/27/24	4,600,000	4,834,902
3.306%, 06/27/29	1,000,000	1,079,108
Bank of America Corp. 2.884%, 3M LIBOR + 1.190%, 10/22/30 (a) (b)	12,460,000	13,479,499
Bank of Ireland Group plc 4.500%, 11/25/23 (144A)	4,622,000	4,944,066
Barclays Bank plc 1.700%, 05/12/22	229,000	233,033
BBVA USA 3.500%, 06/11/21	5,000,000	5,108,675
BPCE S.A. 3.000%, 05/22/22 (144A)	5,547,000	5,735,665
Citigroup, Inc.
2.666%, SOFR + 1.146%, 01/29/31 (b)	3,325,000	3,450,547
3.352%, 3M LIBOR + 0.897%, 04/24/25 (b)	12,477,000	13,480,883
Comerica, Inc. 3.700%, 07/31/23	2,345,000	2,526,481
Cooperatieve Rabobank UA 3.875%, 02/08/22	700,000	739,000
Credit Suisse AG 1.000%, 05/05/23	9,128,000	9,178,148
Credit Suisse Group Funding Guernsey, Ltd. 4.550%, 04/17/26	545,000	626,673
Fifth Third Bank N.A. 2.250%, 02/01/27	2,550,000	2,698,447

Banks—(Continued)
HSBC Holdings plc
2.950%, 05/25/21	1,000,000	1,021,119
4.875%, 01/14/22	1,555,000	1,654,278
JPMorgan Chase & Co.
2.950%, 10/01/26	6,709,000	7,368,529
2.956%, SOFR + 2.515%, 05/13/31 (b)	2,452,000	2,607,405
Lloyds Banking Group plc
1.326%, 1Y H15 + 1.100%, 06/15/23 (a) (b)	2,336,000	2,349,686
2.858%, 3M LIBOR + 1.249%, 03/17/23 (b)	407,000	419,213
4.050%, 08/16/23 (a)	840,000	913,133
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (a) (b)	1,654,000	1,648,823
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	5,106,007
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b)	4,389,000	4,661,724
4.000%, 07/23/25	6,266,000	7,104,319
PNC Financial Services Group, Inc. (The) 2.600%, 07/23/26 (a)	2,335,000	2,533,329
Royal Bank of Scotland Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b)	2,333,000	2,448,923
Santander Holdings USA, Inc. 3.500%, 06/07/24 (a)	1,742,000	1,832,343
Societe Generale S.A. 2.625%, 01/22/25 (144A)	2,619,000	2,674,072
Standard Chartered plc 3.885%, 3M LIBOR + 1.080%, 03/15/24 (144A) (b)	920,000	969,233
State Street Corp. 5.625%, 3M LIBOR + 2.539%, 12/15/23 (a) (b)	2,048,000	1,981,440
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (a) (b)	10,078,000	9,282,644
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (b)	1,378,000	1,488,381
Wells Fargo & Co.
2.879%, 3M LIBOR + 1.170%, 10/30/30 (b)	3,552,000	3,795,967
3.196%, 3M LIBOR + 1.170%, 06/17/27 (b)	9,609,000	10,419,004
4.100%, 06/03/26	2,500,000	2,817,877

		143,212,576

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.000%, 04/13/28	4,262,000	4,917,870
PepsiCo, Inc. 3.500%, 03/19/40	3,810,000	4,528,227

		9,446,097

Biotechnology—0.3%
Amgen, Inc.
2.450%, 02/21/30	2,100,000	2,219,875
3.375%, 02/21/50	2,286,000	2,502,971

		4,722,846

Building Materials—0.5%
Boral Finance Pty, Ltd. 3.000%, 11/01/22 (144A)	4,700,000	4,737,281

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-5

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Carrier Global Corp. 2.700%, 02/15/31 (144A)	2,486,000	$2,471,498

		7,208,779

Chemicals—0.5%
Air Products and Chemicals, Inc. 2.700%, 05/15/40	2,880,000	3,058,867
LYB International Finance III LLC 4.200%, 05/01/50	1,374,000	1,479,765
Mosaic Co. (The) 4.250%, 11/15/23	712,000	746,389
Sherwin-Williams Co. (The)
2.300%, 05/15/30	485,000	494,502
3.450%, 06/01/27 (a)	1,305,000	1,459,498
Westlake Chemical Corp. 3.375%, 06/15/30	1,131,000	1,156,097

		8,395,118

Commercial Services—0.6%
Ashtead Capital, Inc. 4.000%, 05/01/28 (144A)	1,641,000	1,632,795
Equifax, Inc. 2.600%, 12/15/25	3,088,000	3,289,412
Moody’s Corp. 3.250%, 05/20/50	2,800,000	3,001,530
S&P Global, Inc. 2.500%, 12/01/29 (a)	1,098,000	1,196,293

		9,120,030

Computers—0.4%
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (144A)	4,038,000	4,446,061
5.300%, 10/01/29 (144A)	1,889,000	2,091,204

		6,537,265

Diversified Financial Services—1.2%
American Express Co. 3.125%, 05/20/26 (a)	1,054,000	1,169,195
Avolon Holdings Funding, Ltd. 2.875%, 02/15/25 (144A)	1,342,000	1,126,149
Capital One Financial Corp.
3.300%, 10/30/24	845,000	909,488
3.900%, 01/29/24	500,000	543,742
Discover Financial Services 4.500%, 01/30/26	2,627,000	2,943,703
GE Capital International Funding Co. 4.418%, 11/15/35	4,713,000	4,784,855
Intercontinental Exchange, Inc. 2.100%, 06/15/30	2,180,000	2,220,888
Mastercard, Inc. 3.850%, 03/26/50	4,750,000	5,925,969

		19,623,989

Electric—1.3%
AES Corp. (The) 3.300%, 07/15/25 (144A) (a)	2,086,000	2,148,184
Berkshire Hathaway Energy Co.
3.700%, 07/15/30 (144A) (a)	2,000,000	2,339,378
3.800%, 07/15/48	2,636,000	3,063,793
6.500%, 09/15/37	345,000	478,578
Centerpoint Energy Houston Electric LLC 2.900%, 07/01/50	2,897,000	3,016,283
Exelon Corp. 4.700%, 04/15/50	2,811,000	3,571,460
Pacific Gas and Electric Co. 3.300%, 08/01/40 (a)	1,059,000	1,030,460
Sempra Energy 3.800%, 02/01/38	3,429,000	3,701,902
Southern California Edison Co.
4.200%, 03/01/29	500,000	583,002
5.500%, 03/15/40 (a)	335,000	439,518

		20,372,558

Electronics—0.4%
Amphenol Corp. 2.800%, 02/15/30	5,764,000	6,127,324
Roper Technologies, Inc. 2.350%, 09/15/24	400,000	421,583

		6,548,907

Food—1.1%
Campbell Soup Co. 2.375%, 04/24/30	4,000,000	4,142,024
Conagra Brands, Inc. 4.300%, 05/01/24	1,101,000	1,217,601
General Mills, Inc. 2.875%, 04/15/30	900,000	978,458
Kellogg Co. 2.100%, 06/01/30	3,675,000	3,722,198
Mondelez International, Inc. 2.750%, 04/13/30	2,181,000	2,352,404
Tyson Foods, Inc. 4.000%, 03/01/26	4,281,000	4,899,549

		17,312,234

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b)	2,255,000	2,255,913

Healthcare-Products—1.5%
Alcon Finance Corp.
2.600%, 05/27/30 (144A) (a)	2,927,000	3,008,281
2.750%, 09/23/26 (144A)	1,488,000	1,600,752
Baxter International, Inc. 3.950%, 04/01/30 (144A) (a)	4,075,000	4,831,391
DH Europe Finance II Sarl 3.400%, 11/15/49 (a)	3,427,000	3,848,265
Stryker Corp. 1.150%, 06/15/25	6,116,000	6,156,427

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-6

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Zimmer Biomet Holdings, Inc. 3.050%, 01/15/26	3,424,000	$3,681,730

		23,126,846

Healthcare-Services—0.2%
Humana, Inc.
3.850%, 10/01/24	575,000	631,362
UnitedHealth Group, Inc. 2.875%, 08/15/29	2,245,000	2,505,759

		3,137,121

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46	1,605,000	1,757,704

Insurance—0.9%
Aflac, Inc. 3.600%, 04/01/30 (a)	1,268,000	1,480,219
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	2,200,000	2,428,469
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,461,930
Progressive Corp. (The) 5.375%, 3M LIBOR + 2.539%, 03/15/23 (b)	4,400,000	4,373,688
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (a) (b)	1,870,000	1,861,809
Prudential plc 3.125%, 04/14/30	2,779,000	2,984,788

		14,590,903

Internet—0.2%
Amazon.com, Inc. 2.500%, 06/03/50	3,760,000	3,802,773

Iron/Steel—0.1%
Nucor Corp. 2.700%, 06/01/30	886,000	929,355
Steel Dynamics, Inc. 2.400%, 06/15/25	315,000	324,430

		1,253,785

Leisure Time—0.1%
Carnival Corp. 11.500%, 04/01/23 (144A) (a)	1,002,000	1,082,098

Lodging—0.3%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,475,719

Machinery-Construction & Mining—0.2%
Caterpillar, Inc. 3.250%, 04/09/50	2,626,000	2,932,777

Machinery-Diversified—0.2%
Otis Worldwide Corp. 2.565%, 02/15/30 (144A)	768,000	805,357
Xylem, Inc. 2.250%, 01/30/31	1,835,000	1,846,054

		2,651,411

Media—1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.700%, 04/01/51 (a)	2,041,000	1,985,400
3.750%, 02/15/28	3,776,000	4,115,499
Comcast Corp. 3.400%, 04/01/30	7,000,000	7,971,167
Discovery Communications LLC 4.125%, 05/15/29 (a)	2,621,000	2,991,975
ViacomCBS, Inc. 4.750%, 05/15/25 (a)	3,137,000	3,574,099
Walt Disney Co. (The) 2.000%, 09/01/29	4,658,000	4,788,019

		25,426,159

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	3,143,689

Miscellaneous Manufacturing—0.3%
General Electric Co. 5.000%, 3M LIBOR + 3.330%, 01/21/21 (a) (b)	810,000	635,931
Ingersoll-Rand Luxembourg Finance S.A. 3.500%, 03/21/26	3,655,000	3,995,276

		4,631,207

Oil & Gas—1.4%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (b)	1,998,000	2,027,970
Canadian Natural Resources, Ltd.
2.950%, 07/15/30	2,106,000	2,089,601
4.950%, 06/01/47 (a)	2,159,000	2,363,352
Concho Resources, Inc. 3.750%, 10/01/27	1,266,000	1,349,878
Continental Resources, Inc. 4.375%, 01/15/28 (a)	1,596,000	1,404,831
Devon Energy Corp. 5.850%, 12/15/25	1,595,000	1,760,810
EQT Corp.
3.900%, 10/01/27	10,000	8,134
6.125%, 02/01/25 (a)	2,660,000	2,650,743
Hess Corp.
3.500%, 07/15/24 (a)	552,000	556,119
5.800%, 04/01/47 (a)	780,000	846,295
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,792,092
Noble Energy, Inc. 3.250%, 10/15/29 (a)	1,336,000	1,206,426

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-7

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Occidental Petroleum Corp. 3.200%, 08/15/26	2,493,000	$2,012,424
Valero Energy Corp. 4.000%, 04/01/29	1,705,000	1,897,072

		22,965,747

Packaging & Containers—0.1%
CCL Industries, Inc. 3.050%, 06/01/30 (144A)	1,885,000	1,928,389

Pharmaceuticals—1.8%
AbbVie, Inc.
3.200%, 11/21/29 (144A)	2,742,000	3,049,374
4.250%, 11/21/49 (144A)	4,200,000	5,034,589
Becton Dickinson and Co. 2.823%, 05/20/30	4,515,000	4,785,893
Bristol-Myers Squibb Co.
3.200%, 06/15/26 (144A)	4,488,000	5,036,586
3.400%, 07/26/29 (144A)	1,500,000	1,748,219
Cigna Corp. 3.400%, 03/01/27 (144A)	1,500,000	1,652,215
CVS Health Corp.
2.875%, 06/01/26 (a)	5,143,000	5,568,482
4.250%, 04/01/50	681,000	819,126

		27,694,484

Pipelines—1.3%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (144A)	8,126,000	8,320,632
Enbridge, Inc. 6.000%, 3M LIBOR + 3.890%, 01/15/77 (b)	1,209,000	1,190,865
Energy Transfer Operating L.P.
4.050%, 03/15/25	2,257,000	2,401,948
5.250%, 04/15/29	750,000	818,455
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (b)	1,800,000	1,611,000
MPLX L.P. 4.500%, 04/15/38	3,378,000	3,376,841
ONEOK, Inc. 4.350%, 03/15/29 (a)	903,000	949,777
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29 (a)	1,391,000	1,352,384
3.800%, 09/15/30 (a)	1,084,000	1,067,451

		21,089,353

Real Estate Investment Trusts—4.5%
Alexandria Real Estate Equities, Inc. 4.500%, 07/30/29	540,000	646,769
American Campus Communities Operating Partnership L.P. 3.750%, 04/15/23	444,000	455,913
American Tower Corp.
2.100%, 06/15/30	6,606,000	6,619,735
3.800%, 08/15/29	1,413,000	1,605,604

Real Estate Investment Trusts—(Continued)
Boston Properties L.P.
3.250%, 01/30/31	4,160,000	4,474,808
3.400%, 06/21/29 (a)	1,000,000	1,102,945
4.500%, 12/01/28	2,671,000	3,193,887
Camden Property Trust
2.800%, 05/15/30 (a)	5,016,000	5,418,717
4.100%, 10/15/28	465,000	546,821
Crown Castle International Corp.
2.250%, 01/15/31	7,852,000	7,908,679
3.700%, 06/15/26	1,312,000	1,463,262
Digital Realty Trust L.P. 3.700%, 08/15/27	7,296,000	8,321,873
Duke Realty L.P.
1.750%, 07/01/30	4,484,000	4,453,200
3.375%, 12/15/27	1,449,000	1,617,534
Equinix, Inc. 2.150%, 07/15/30	7,581,000	7,488,739
Essex Portfolio L.P. 2.650%, 03/15/32	4,238,000	4,468,712
Highwoods Realty L.P. 4.200%, 04/15/29	1,424,000	1,529,960
Kimco Realty Corp. 4.250%, 04/01/45	1,287,000	1,275,516
Mid-America Apartments L.P. 4.200%, 06/15/28	360,000	417,172
Vornado Realty L.P. 3.500%, 01/15/25	3,000,000	3,002,814
Welltower, Inc. 3.100%, 01/15/30	4,769,000	4,945,452

		70,958,112

Retail—0.7%
Home Depot, Inc. (The)
3.350%, 04/15/50	3,619,000	4,127,175
5.950%, 04/01/41	990,000	1,497,366
McDonald’s Corp. 3.600%, 07/01/30	3,145,000	3,617,266
Starbucks Corp. 3.500%, 11/15/50	2,369,000	2,488,936

		11,730,743

Semiconductors—1.1%
Intel Corp. 2.450%, 11/15/29	4,177,000	4,514,084
NVIDIA Corp. 2.850%, 04/01/30	2,966,000	3,298,589
NXP B.V. / NXP Funding LLC
3.400%, 05/01/30 (144A) (a)	463,000	498,211
3.875%, 06/18/26 (144A)	3,968,000	4,439,883
QUALCOMM, Inc. 3.250%, 05/20/50	3,540,000	3,870,376
Texas Instruments, Inc. 1.750%, 05/04/30	606,000	614,817

		17,235,960

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-8

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—0.7%
Fidelity National Information Services, Inc. 3.750%, 05/21/29	3,855,000	$4,516,052
Fiserv, Inc. 3.200%, 07/01/26	6,141,000	6,796,919

		11,312,971

Telecommunications—2.0%
AT&T, Inc.
3.500%, 06/01/41	9,773,000	10,263,426
4.850%, 03/01/39	2,200,000	2,652,670
T-Mobile USA, Inc.
3.750%, 04/15/27 (144A)	2,693,000	2,987,884
3.875%, 04/15/30 (144A)	4,973,000	5,542,757
Telefonica Emisiones S.A.U.
5.213%, 03/08/47	1,513,000	1,896,790
Verizon Communications, Inc. 4.272%, 01/15/36	6,522,000	8,074,528

		31,418,055

Transportation—0.1%
Kansas City Southern 4.200%, 11/15/69	1,591,000	1,776,437

Total Corporate Bonds & Notes (Cost $568,981,481)		584,346,885

Common Stocks—26.2%

Aerospace & Defense—0.2%
Airbus SE (c)	3,677	261,651
BAE Systems plc	26,815	160,391
Boeing Co. (The)	3,093	566,947
Curtiss-Wright Corp.	1,132	101,065
General Dynamics Corp.	2,528	377,835
HEICO Corp. (a)	804	80,119
L3Harris Technologies, Inc.	1,531	259,765
Lockheed Martin Corp.	1,345	490,817
Meggitt plc	13,607	49,534
Northrop Grumman Corp.	929	285,612
Raytheon Technologies Corp.	9,494	585,020
Safran S.A. (c)	2,063	206,366
TransDigm Group, Inc.	447	197,596
Ultra Electronics Holdings plc	1,992	49,277

		3,671,995

Air Freight & Logistics—0.1%
DSV Panalpina A/S	3,271	399,048
Expeditors International of Washington, Inc.	1,482	112,691
FedEx Corp.	1,712	240,057
Freightways, Ltd.	9,596	44,735
United Parcel Service, Inc. - Class B	3,656	406,474

		1,203,005

Auto Components—0.2%
Aisin Seiki Co., Ltd.	6,400	186,507
BorgWarner, Inc. (a)	6,874	242,652
Cie Generale des Etablissements Michelin	3,453	357,718
Denso Corp.	6,900	269,179
Faurecia SE (c)	1,484	57,858
FCC Co., Ltd.	9,100	155,839
Gentex Corp.	18,450	475,456
Hyundai Mobis Co., Ltd.	659	105,144
JTEKT Corp.	45,700	355,112
Lear Corp. (a)	2,047	223,164
Magna International, Inc.	6,466	287,960
NGK Spark Plug Co., Ltd.	5,800	83,097
Sumitomo Electric Industries, Ltd.	21,800	250,747

		3,050,433

Automobiles—0.3%
Daimler AG	9,468	383,771
Ford Motor Co.	30,513	185,519
General Motors Co.	9,705	245,537
Harley-Davidson, Inc.	4,921	116,972
Honda Motor Co., Ltd.	33,900	866,679
Isuzu Motors, Ltd.	16,800	151,710
Peugeot S.A. (c)	9,853	159,940
Subaru Corp.	9,500	197,563
Suzuki Motor Corp.	3,800	128,934
Tesla, Inc. (c)	914	986,946
Toyota Motor Corp.	16,100	1,009,979
Yamaha Motor Co., Ltd.	7,300	114,376

		4,547,926

Banks—1.4%
Australia & New Zealand Banking Group, Ltd.	27,277	352,997
Banco Bilbao Vizcaya Argentaria S.A.	20,347	69,889
Banco Santander S.A. (c)	113,489	276,744
Bank of America Corp.	65,367	1,552,466
Bank of East Asia, Ltd. (The)	23,400	53,489
Bank of Montreal	7,002	372,690
Bank of Nova Scotia (The)	9,251	382,823
Barclays plc	396,322	560,705
BNP Paribas S.A. (c)	11,306	448,205
BOC Hong Kong Holdings, Ltd.	32,000	101,602
China Construction Bank Corp. - Class H	60,000	48,485
Citigroup, Inc.	26,753	1,367,078
Citizens Financial Group, Inc.	13,475	340,109
Commonwealth Bank of Australia	12,797	616,297
DBS Group Holdings, Ltd.	24,200	361,996
Erste Group Bank AG (c)	14,627	343,722
Hang Seng Bank, Ltd.	33,500	565,623
HDFC Bank, Ltd. (ADR) (a)	3,176	144,381
HSBC Holdings plc	286,386	1,340,477
HSBC Holdings plc (Hong Kong Traded Shares)	79,200	369,319
ING Groep NV (a)	53,362	370,697
Intesa Sanpaolo S.p.A. (c)	145,185	277,356
Japan Post Bank Co., Ltd.	19,000	141,288

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-9

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
JPMorgan Chase & Co.	35,306	$3,320,882
KeyCorp (a)	9,014	109,791
Lloyds Banking Group plc	506,160	195,260
Mebuki Financial Group, Inc.	212,400	492,375
Mitsubishi UFJ Financial Group, Inc.	186,800	730,608
Mizuho Financial Group, Inc.	400,100	490,634
National Australia Bank, Ltd.	28,812	364,271
Nordea Bank Abp (c)	22,189	152,924
Oversea-Chinese Banking Corp., Ltd.	60,900	394,096
PNC Financial Services Group, Inc. (The)	3,832	403,165
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,717	38,888
Public Bank Bhd	39,500	152,810
Raiffeisen Bank International AG	2,412	42,903
Royal Bank of Canada	8,531	578,808
Royal Bank of Scotland Group plc	112,574	169,319
Societe Generale S.A. (c)	12,351	205,482
Standard Chartered plc	79,425	432,416
Sumitomo Mitsui Financial Group, Inc.	12,400	348,727
Toronto-Dominion Bank (The)	13,082	583,853
Truist Financial Corp. (a)	16,751	629,000
U.S. Bancorp (a)	17,125	630,542
UniCredit S.p.A. (c)	19,315	177,323
Wells Fargo & Co.	43,397	1,110,963
Westpac Banking Corp.	28,516	355,210

		22,568,688

Beverages—0.5%
Anheuser-Busch InBev S.A.	5,742	283,004
Coca-Cola Co. (The)	58,227	2,601,582
Diageo plc	33,462	1,110,736
Monster Beverage Corp. (c)	13,486	934,850
PepsiCo, Inc. (a)	16,271	2,152,002

		7,082,174

Biotechnology—0.6%
AbbVie, Inc.	27,902	2,739,418
Alexion Pharmaceuticals, Inc. (c)	3,023	339,301
Alnylam Pharmaceuticals, Inc. (a) (c)	1,216	180,102
Amgen, Inc. (a)	10,044	2,368,978
Biogen, Inc. (c)	5,332	1,426,577
Catalyst Pharmaceuticals, Inc. (a) (c)	12,541	57,939
Coherus Biosciences, Inc. (a) (c)	3,153	56,313
CSL, Ltd.	3,233	640,952
Exact Sciences Corp. (a) (c)	900	78,246
Exelixis, Inc. (a) (c)	3,195	75,849
Galapagos NV (c)	400	78,667
Gilead Sciences, Inc. (a)	6,914	531,963
Incyte Corp. (c)	1,828	190,057
Novavax, Inc. (a) (c)	1,191	99,270
Pharming Group NV (c)	40,920	53,533
Regeneron Pharmaceuticals, Inc. (a) (c)	524	326,793
Sarepta Therapeutics, Inc. (a) (c)	452	72,474
United Therapeutics Corp. (c)	622	75,262
Vertex Pharmaceuticals, Inc. (c)	2,567	745,226

		10,136,920

Building Products—0.2%
AGC, Inc.	4,900	139,389
Allegion plc (a)	3,453	352,966
Assa Abloy AB - Class B	14,164	287,589
Cie de Saint-Gobain (c)	13,771	494,964
dormakaba Holding AG	151	82,208
Geberit AG	1,590	794,927
Owens Corning	1,079	60,165
Trane Technologies plc	2,708	240,958

		2,453,166

Capital Markets—0.9%
Affiliated Managers Group, Inc.	2,866	213,689
Ameriprise Financial, Inc. (a)	4,268	640,371
Amundi S.A. (c)	1,100	86,139
Artisan Partners Asset Management, Inc. - Class A	2,186	71,045
Ashmore Group plc	17,590	90,793
ASX, Ltd.	2,054	121,373
Bank of New York Mellon Corp. (The)	14,087	544,463
BlackRock, Inc.	769	418,405
Blackstone Group, Inc. (The) - Class A	4,627	262,166
Bolsa Mexicana de Valores S.A.B. de C.V.	12,647	23,699
Brookfield Asset Management, Inc. - Class A	10,583	348,297
Charles Schwab Corp. (The)	7,154	241,376
CI Financial Corp.	10,349	131,649
CME Group, Inc.	2,071	336,620
Credit Suisse Group AG	56,035	578,186
Daiwa Securities Group, Inc.	20,800	86,772
Deutsche Bank AG (c)	13,379	126,859
Eaton Vance Corp.	6,277	242,292
Euronext NV	1,662	166,443
Evercore, Inc. - Class A	1,550	91,326
FactSet Research Systems, Inc. (a)	1,911	627,706
Federated Hermes, Inc.	8,376	198,511
Goldman Sachs Group, Inc. (The)	4,090	808,266
Hargreaves Lansdown plc	14,385	289,858
Hong Kong Exchanges and Clearing, Ltd.	10,300	438,973
Houlihan Lokey, Inc.	3,982	221,559
IG Group Holdings plc	19,068	193,061
Intercontinental Exchange, Inc.	3,984	364,934
Invesco, Ltd. (a)	6,635	71,393
London Stock Exchange Group plc	4,707	486,910
Macquarie Group, Ltd.	4,194	345,224
MarketAxess Holdings, Inc.	408	204,375
Moody’s Corp.	2,756	757,156
Morgan Stanley (a)	12,955	625,727
Nasdaq, Inc.	644	76,939
Nomura Holdings, Inc.	37,900	169,614
S&P Global, Inc.	2,693	887,290
SEI Investments Co.	9,497	522,145
Singapore Exchange, Ltd.	34,500	207,037
State Street Corp.	3,220	204,631
T. Rowe Price Group, Inc.	8,896	1,098,656
UBS Group AG (c)	34,786	399,641

		14,021,569

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-10

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—0.5%
Air Liquide S.A.	8,195	$1,180,808
Air Products & Chemicals, Inc.	1,531	369,675
BASF SE	9,284	518,789
Chr Hansen Holding A/S	2,066	212,965
Corteva, Inc. (c)	5,964	159,776
Dow, Inc. (c)	6,708	273,418
DuPont de Nemours, Inc.	5,370	285,308
Ecolab, Inc.	1,828	363,681
EMS-Chemie Holding AG (a)	449	347,402
FMC Corp.	3,915	390,012
Givaudan S.A.	147	546,777
International Flavors & Fragrances, Inc. (a)	1,033	126,501
Kuraray Co., Ltd.	4,900	51,135
Linde plc	3,292	698,266
LyondellBasell Industries NV - Class A	2,315	152,142
Mitsubishi Gas Chemical Co., Inc.	5,500	83,200
Novozymes A/S - B Shares	2,762	159,614
PPG Industries, Inc. (a)	2,265	240,226
RPM International, Inc. (a)	2,144	160,929
Sherwin-Williams Co. (The)	617	356,533
Shikoku Chemicals Corp.	2,000	20,110
Shin-Etsu Chemical Co., Ltd.	5,500	642,942
Showa Denko KK	5,100	114,341
Sika AG	1,673	321,568
Tosoh Corp.	6,000	81,824
Victrex plc	7,097	171,797

		8,029,739

Commercial Services & Supplies—0.2%
Babcock International Group plc	17,659	67,793
Brambles, Ltd.	23,133	174,026
Cintas Corp. (a)	1,346	358,521
Copart, Inc. (c)	7,710	642,012
Country Garden Services Holdings Co., Ltd.	30,000	139,504
Dai Nippon Printing Co., Ltd.	2,100	48,099
Deluxe Corp.	4,038	95,054
PayPoint plc	4,507	33,534
Republic Services, Inc.	5,786	474,741
Societe BIC S.A.	1,246	63,227
Toppan Printing Co., Ltd.	11,200	186,710
Waste Management, Inc. (a)	6,454	683,543

		2,966,764

Communications Equipment—0.2%
Arista Networks, Inc. (a) (c)	534	112,156
Cisco Systems, Inc.	59,486	2,774,427
Nokia Oyj	77,625	339,947
Telefonaktiebolaget LM Ericsson - B Shares	43,739	403,905

		3,630,435

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	7,232	181,955
JGC Holdings Corp.	5,100	53,682
Kajima Corp.	15,200	181,043
MasTec, Inc. (a) (c)	1,283	57,568

Construction & Engineering—(Continued)
Obayashi Corp.	16,100	150,559
Quanta Services, Inc. (a)	2,110	82,775
Shimizu Corp.	21,200	174,036
Taisei Corp.	5,300	192,735
Vinci S.A.	6,333	582,375

		1,656,728

Construction Materials—0.0%
CRH plc	11,030	377,258
James Hardie Industries plc	8,314	158,691

		535,949

Consumer Finance—0.1%
American Express Co.	4,513	429,638
Capital One Financial Corp.	7,517	470,489
Discover Financial Services (a)	3,434	172,009
Synchrony Financial	4,144	91,831

		1,163,967

Containers & Packaging—0.0%
Avery Dennison Corp.	957	109,184
International Paper Co.	10,418	366,818
Smurfit Kappa Group plc	5,760	192,215
Toyo Seikan Group Holdings, Ltd.	5,500	62,058

		730,275

Diversified Consumer Services—0.0%
Fu Shou Yuan International Group, Ltd.	48,000	44,103
H&R Block, Inc. (a)	5,709	81,524

		125,627

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (c)	8,615	1,537,864
Cerved Group S.p.A. (c)	12,036	86,384
Equitable Holdings, Inc.	10,915	210,550
Industrivarden AB - C Shares (c)	1,612	36,470
Jefferies Financial Group, Inc.	4,616	71,779
ORIX Corp.	5,700	70,283
Zenkoku Hosho Co., Ltd.	6,200	233,008

		2,246,338

Diversified Telecommunication Services—0.5%
AT&T, Inc.	62,107	1,877,495
BCE, Inc.	6,760	281,932
Deutsche Telekom AG	23,454	392,324
Elisa Oyj	2,471	150,200
Infrastrutture Wireless Italiane S.p.A.	6,553	65,621
Liberty Global plc - Class A (c)	9,189	200,871
Nippon Telegraph & Telephone Corp.	13,300	309,627
PCCW, Ltd.	805,000	459,318
Spark New Zealand, Ltd.	102,855	304,571
Swisscom AG	1,211	633,374
Telecom Italia S.p.A.	339,125	133,067
Telekomunikasi Indonesia Persero Tbk PT	1,427,600	305,012

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-11

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Telenor ASA	34,908	$508,557
Verizon Communications, Inc.	53,412	2,944,603

		8,566,572

Electric Utilities—0.3%
Chubu Electric Power Co., Inc.	5,100	64,149
Duke Energy Corp.	3,328	265,874
Edison International	2,750	149,353
Endesa S.A. (a)	2,341	57,617
Enel S.p.A.	89,097	767,586
Evergy, Inc.	8,404	498,273
Eversource Energy	4,660	388,038
Exelon Corp.	8,985	326,066
Iberdrola S.A.	56,487	654,383
NextEra Energy, Inc.	3,674	882,385
Orsted A/S	2,597	299,511
Red Electrica Corp. S.A. (a)	6,585	122,744
Southern Co. (The)	8,425	436,836
Terna Rete Elettrica Nazionale S.p.A.	27,361	187,851

		5,100,666

Electrical Equipment—0.3%
ABB, Ltd.	21,698	487,718
Acuity Brands, Inc.	1,023	97,942
Eaton Corp. plc	4,511	394,622
Emerson Electric Co. (a)	16,111	999,365
EnerSys (a)	626	40,302
Fuji Electric Co., Ltd.	4,600	125,724
Hubbell, Inc.	1,693	212,235
Legrand S.A.	3,111	236,056
Nidec Corp.	3,600	240,361
Nvent Electric plc	1,676	31,392
Prysmian S.p.A.	3,454	80,017
Schneider Electric SE	5,903	654,452
Signify NV (c)	2,635	67,957
Vestas Wind Systems A/S	2,979	303,128
Voltronic Power Technology Corp.	3,000	85,858

		4,057,129

Electronic Equipment, Instruments & Components—0.2%
CDW Corp.	2,382	276,741
Corning, Inc. (a)	12,011	311,085
Hitachi, Ltd.	9,500	299,910
Keyence Corp.	1,900	793,292
Keysight Technologies, Inc. (a) (c)	2,462	248,120
Murata Manufacturing Co., Ltd.	5,400	316,408
SYNNEX Corp.	980	117,375
TE Connectivity, Ltd.	2,361	192,540
Yokogawa Electric Corp.	16,500	257,319

		2,812,790

Energy Equipment & Services—0.0%
Computer Modelling Group, Ltd.	10,000	34,988
Schlumberger, Ltd.	10,038	184,599
Tenaris S.A.	8,096	52,191

		271,778

Entertainment—0.3%
Activision Blizzard, Inc. (a)	14,051	1,066,471
Electronic Arts, Inc. (c)	2,130	281,266
Liberty Media Corp.-Liberty Formula One - Class C (c)	6,530	207,066
Netflix, Inc. (c)	3,172	1,443,387
Nexon Co., Ltd.	16,000	361,372
Nintendo Co., Ltd.	800	355,972
Take-Two Interactive Software, Inc. (c)	1,157	161,482
Walt Disney Co. (The)	12,470	1,390,530

		5,267,546

Equity Real Estate Investment Trusts—0.4%
American Tower Corp.	2,851	737,097
Apple Hospitality REIT, Inc.	7,493	72,382
BWP Trust	17,037	45,080
Concentradora Fibra Danhos S.A. de C.V.	88,200	83,002
Crown Castle International Corp.	2,528	423,061
Digital Realty Trust, Inc. (a)	3,422	486,300
EPR Properties (a)	1,225	40,584
Equinix, Inc.	532	373,624
Equity LifeStyle Properties, Inc.	8,435	527,019
Kimco Realty Corp.	8,816	113,197
Link REIT	31,200	254,586
National Retail Properties, Inc. (a)	6,984	247,792
Omega Healthcare Investors, Inc. (a)	6,930	206,029
Orix JREIT, Inc.	281	368,775
Prologis, Inc.	5,128	478,596
Public Storage	1,443	276,897
Regency Centers Corp. (a)	2,322	106,557
Sabra Health Care REIT, Inc. (a)	4,506	65,022
SBA Communications Corp.	901	268,426
Simon Property Group, Inc.	6,341	433,598
SmartCentres Real Estate Investment Trust	24,931	383,992
Ventas, Inc.	4,012	146,919
VEREIT, Inc. (a)	26,023	167,328
Weingarten Realty Investors	1,788	33,847
Welltower, Inc.	4,988	258,129
Weyerhaeuser Co.	11,510	258,515

		6,856,354

Food & Staples Retailing—0.2%
Costco Wholesale Corp.	2,651	803,810
Koninklijke Ahold Delhaize NV	11,564	314,903
Kroger Co. (The)	4,975	168,404
Seven & i Holdings Co., Ltd.	8,000	261,072
Sysco Corp.	3,788	207,052
Walgreens Boots Alliance, Inc.	4,862	206,100
Walmart, Inc.	8,193	981,357
Woolworths Group, Ltd.	7,743	199,676

		3,142,374

Food Products—0.5%
a2 Milk Co., Ltd. (c)	12,466	160,858
Conagra Brands, Inc.	3,788	133,224
Danone S.A.	18,571	1,283,284
General Mills, Inc. (a)	11,157	687,829
Hershey Co. (The) (a)	4,751	615,825

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-12

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Indofood CBP Sukses Makmur Tbk PT	114,200	$74,771
J.M. Smucker Co. (The) (a)	2,283	241,564
Kraft Heinz Co. (The)	4,492	143,250
Mondelez International, Inc. - Class A	9,013	460,835
Nestle S.A.	35,047	3,871,824
Salmar ASA (c)	1,892	90,358
Want Want China Holdings, Ltd.	103,000	78,036
WH Group, Ltd.	137,000	117,571

		7,959,229

Gas Utilities—0.1%
China Gas Holdings, Ltd.	20,200	62,206
ENN Energy Holdings, Ltd.	4,100	46,048
Hong Kong & China Gas Co., Ltd.	196,150	303,326
Italgas S.p.A.	9,622	55,832
National Fuel Gas Co. (a)	3,332	139,711
Naturgy Energy Group S.A.	5,720	106,320
Osaka Gas Co., Ltd.	9,300	183,460
Rubis SCA	960	46,078
Tokyo Gas Co., Ltd.	11,500	275,043

		1,218,024

Health Care Equipment & Supplies—0.6%
Abbott Laboratories (a)	13,150	1,202,305
Align Technology, Inc. (c)	571	156,705
Baxter International, Inc.	3,558	306,344
Becton Dickinson & Co.	2,229	533,333
Boston Scientific Corp. (c)	10,976	385,367
Coloplast A/S - Class B	956	148,207
Danaher Corp.	4,149	733,668
DexCom, Inc. (c)	594	240,808
Edwards Lifesciences Corp. (c)	7,989	552,120
Fisher & Paykel Healthcare Corp., Ltd.	3,714	85,887
Hoya Corp.	6,700	641,625
IDEXX Laboratories, Inc. (a) (c)	409	135,035
Intuitive Surgical, Inc. (c)	922	525,383
Koninklijke Philips NV (c)	7,067	329,086
Medtronic plc	11,410	1,046,297
Olympus Corp.	8,300	159,860
ResMed, Inc. (a)	1,470	282,240
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	92,000	204,416
Straumann Holding AG	138	118,359
Stryker Corp. (a)	2,938	529,398
Sysmex Corp.	2,100	161,294
Zimmer Biomet Holdings, Inc.	1,722	205,538

		8,683,275

Health Care Providers & Services—0.5%
Anthem, Inc.	2,519	662,447
Centene Corp. (c)	4,175	265,321
Chemed Corp.	175	78,937
Cigna Corp. (c)	2,257	423,526
CVS Health Corp.	6,839	444,330
DaVita, Inc. (c)	1,455	115,149
HCA Healthcare, Inc.	2,161	209,747
Humana, Inc.	862	334,240

Health Care Providers & Services—(Continued)
Laboratory Corp. of America Holdings (c)	3,265	542,349
McKesson Corp.	1,229	188,553
Netcare, Ltd.	99,453	78,145
Premier, Inc. - Class A (a) (c)	7,148	245,033
Quest Diagnostics, Inc.	9,654	1,100,170
UnitedHealth Group, Inc.	12,389	3,654,136

		8,342,083

Health Care Technology—0.1%
Cerner Corp.	3,346	229,368
EMIS Group plc	5,224	69,994
Veeva Systems, Inc. - Class A (a) (c)	1,982	464,621

		763,983

Hotels, Restaurants & Leisure—0.2%
Aristocrat Leisure, Ltd.	15,262	269,910
Chipotle Mexican Grill, Inc. (c)	219	230,467
Compass Group plc	11,926	164,067
Evolution Gaming Group AB	3,886	231,440
Galaxy Entertainment Group, Ltd.	34,000	230,855
GVC Holdings plc	10,585	96,984
Las Vegas Sands Corp.	3,705	168,726
Marriott International, Inc. - Class A	3,274	280,680
McDonald’s Corp.	5,930	1,093,907
Oriental Land Co., Ltd.	2,100	277,288
Starbucks Corp.	7,281	535,809
Yum! Brands, Inc.	3,026	262,990

		3,843,123

Household Durables—0.2%
Barratt Developments plc	26,849	164,694
Bellway plc	3,526	111,099
D.R. Horton, Inc.	8,485	470,493
Garmin, Ltd.	2,625	255,938
Haseko Corp.	7,000	88,160
Helen of Troy, Ltd. (c)	478	90,132
Lennar Corp. - Class A	6,384	393,382
Meritage Homes Corp. (c)	1,327	101,011
Nien Made Enterprise Co., Ltd.	3,000	29,145
Nikon Corp.	6,800	56,902
NVR, Inc. (c)	115	374,756
Panasonic Corp.	27,000	235,365
PulteGroup, Inc.	5,870	199,756
Redrow plc	13,223	70,514
Rinnai Corp.	400	33,304
Sekisui Chemical Co., Ltd.	31,500	450,554
Sony Corp.	8,500	582,091
Taylor Wimpey plc	29,885	52,723
Vistry Group plc	8,678	76,315

		3,836,334

Household Products—0.5%
Clorox Co. (The) (a)	1,515	332,346
Colgate-Palmolive Co. (a)	23,254	1,703,588
Essity AB - Class B (c)	17,630	569,171

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-13

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—(Continued)
Kimberly-Clark Corp.	10,717	$1,514,848
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	105,100	163,838
Procter & Gamble Co. (The)	28,387	3,394,234
Reckitt Benckiser Group plc	4,890	450,019
Unilever Indonesia Tbk PT	353,300	195,517

		8,323,561

Independent Power and Renewable Electricity Producers—0.0%
Northland Power, Inc.	2,900	72,585

Industrial Conglomerates—0.3%
3M Co. (a)	12,345	1,925,696
General Electric Co.	45,981	314,050
Honeywell International, Inc. (a)	9,756	1,410,620
LG Corp.	2,619	154,964
Roper Technologies, Inc.	1,722	668,584
Siemens AG	5,084	597,206

		5,071,120

Insurance—0.8%
Aflac, Inc.	20,887	752,559
Ageas SA	1,163	41,133
AIA Group, Ltd.	85,200	792,962
Allianz SE	3,600	734,305
Allstate Corp. (The)	1,541	149,462
American Equity Investment Life Holding Co. (a)	5,394	133,286
American Financial Group, Inc.	2,619	166,202
American International Group, Inc.	13,928	434,275
Aon plc - Class A	4,172	803,527
ASR Nederland NV	12,688	389,025
Assured Guaranty, Ltd. (a)	3,201	78,136
Athene Holding, Ltd. - Class A (a) (c)	5,136	160,192
Aviva plc	40,418	136,780
AXA S.A.	24,616	513,714
Brown & Brown, Inc. (a)	2,775	113,109
Chubb, Ltd.	5,958	754,402
Everest Re Group, Ltd.	508	104,750
First American Financial Corp.	2,014	96,712
Globe Life, Inc. (a) (c)	6,897	511,964
Legal & General Group plc	51,143	139,660
Lincoln National Corp. (a)	10,256	377,318
Manulife Financial Corp.	42,222	574,426
Marsh & McLennan Cos., Inc.	4,650	499,271
Muenchener Rueckversicherungs-Gesellschaft AG	855	221,894
NN Group NV	8,028	269,219
Primerica, Inc. (a)	709	82,669
Principal Financial Group, Inc. (a)	5,995	249,032
Progressive Corp. (The)	4,090	327,650
Prudential Financial, Inc. (a)	6,018	366,496
Prudential plc	28,760	433,116
RSA Insurance Group plc	79,411	402,555
Sun Life Financial, Inc.	12,722	467,517
T&D Holdings, Inc.	11,100	94,894
Unum Group	8,451	140,202
Willis Towers Watson plc	816	160,711
Zurich Insurance Group AG	2,755	970,222

		12,643,347

Interactive Media & Services—1.0%
Alphabet, Inc. - Class A (c)	1,918	2,719,820
Alphabet, Inc. - Class C (c)	4,966	7,019,987
Auto Trader Group plc	11,481	74,806
Facebook, Inc. - Class A (c)	22,340	5,072,744
IAC/InterActiveCorp (c)	697	225,410
Kakaku.com, Inc.	2,100	53,177
Match Group, Inc. (c)	2,036	217,954
Momo, Inc. (ADR)	2,815	49,206
NAVER Corp.	373	83,652
Rightmove plc	42,049	284,173
Tencent Holdings, Ltd.	3,600	231,242
Twitter, Inc. (c)	5,040	150,141

		16,182,312

Internet & Direct Marketing Retail—0.9%
Alibaba Group Holding, Ltd. (ADR) (c)	1,425	307,372
Amazon.com, Inc. (c)	4,030	11,118,045
Booking Holdings, Inc. (c)	515	820,055
eBay, Inc.	22,682	1,189,671
Just Eat Takeaway.com NV (c)	1,472	153,168
MercadoLibre, Inc. (c)	243	239,542
Moneysupermarket.com Group plc	47,041	188,432
Prosus NV (c)	4,702	436,394

		14,452,679

IT Services—1.4%
Accenture plc - Class A	4,156	892,376
Amadeus IT Group S.A.	3,344	173,998
Amdocs, Ltd.	12,594	766,723
Atos SE (c)	907	77,198
Automatic Data Processing, Inc.	12,556	1,869,463
Cognizant Technology Solutions Corp. - Class A	3,653	207,563
EPAM Systems, Inc. (c)	1,667	420,101
Fidelity National Information Services, Inc.	12,750	1,709,647
Fiserv, Inc. (c)	16,338	1,594,916
FleetCor Technologies, Inc. (a) (c)	686	172,550
Fujitsu, Ltd.	1,800	210,697
Global Payments, Inc.	8,275	1,403,605
Infosys, Ltd. (ADR) (a)	22,051	213,013
International Business Machines Corp.	4,730	571,242
Jack Henry & Associates, Inc.	713	131,213
MasterCard, Inc. - Class A	7,164	2,118,395
Nomura Research Institute, Ltd.	9,500	259,221
Okta, Inc. (a) (c)	1,195	239,275
Paychex, Inc.	14,704	1,113,828
PayPal Holdings, Inc. (a) (c)	12,903	2,248,090
Science Applications International Corp.	1,108	86,069
Shopify, Inc. - Class A (c)	627	595,673
Square, Inc. - Class A (c)	2,502	262,560
Twilio, Inc. - Class A (a) (c)	826	181,241
VeriSign, Inc. (c)	1,394	288,321
Visa, Inc. - A Shares (a)	19,120	3,693,410
Western Union Co. (The) (a)	9,574	206,990
Wipro, Ltd. (ADR)	6,550	21,681

		21,729,059

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-14

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.0%
Sega Sammy Holdings, Inc.	3,200	$38,284

Life Sciences Tools & Services—0.2%
Agilent Technologies, Inc.	2,556	225,874
Illumina, Inc. (c)	824	305,168
IQVIA Holdings, Inc. (c)	1,399	198,490
Lonza Group AG	491	258,901
Mettler-Toledo International, Inc. (a) (c)	354	285,165
Sartorius Stedim Biotech	510	128,731
Thermo Fisher Scientific, Inc.	2,812	1,018,900
Waters Corp. (c)	4,655	839,762

		3,260,991

Machinery—0.3%
Allison Transmission Holdings, Inc.	2,207	81,173
Amada Co., Ltd.	13,700	111,978
Atlas Copco AB - A Shares	8,833	373,513
Caterpillar, Inc.	3,266	413,149
Crane Co.	1,564	92,995
Deere & Co.	2,264	355,788
Dover Corp.	5,028	485,504
Ebara Corp.	2,000	46,871
FANUC Corp.	1,000	178,693
Graco, Inc.	1,974	94,732
IDEX Corp. (a)	1,098	173,528
Illinois Tool Works, Inc.	4,091	715,311
IMI plc	16,633	189,894
Interpump Group S.p.A.	1,359	40,323
Komatsu, Ltd.	20,900	427,295
NGK Insulators, Ltd.	7,700	106,321
Otis Worldwide Corp.	2,342	133,166
Rotork plc	10,352	35,865
SKF AB - B Shares	8,512	157,930
SMC Corp.	500	255,200
Snap-on, Inc. (a)	994	137,679
Sumitomo Heavy Industries, Ltd.	4,600	100,110
Timken Co. (The) (a)	846	38,485
Trelleborg AB - B Shares (c)	3,198	46,474
Volvo AB - B Shares (c)	14,988	234,285
Zardoya Otis S.A.	9,031	61,746

		5,088,008

Media—0.3%
Astro Malaysia Holdings Bhd	359,000	69,885
Charter Communications, Inc. - Class A (c)	929	473,827
Cogeco Communications, Inc.	500	36,023
Comcast Corp. - Class A	34,746	1,354,399
Discovery, Inc. - Class A (a) (c)	17,470	368,617
Eutelsat Communications S.A.	5,757	53,046
Fox Corp. - Class A	2,882	77,295
ITV plc	142,543	131,718
Liberty Broadband Corp. - Class C (c)	3,005	372,500
Mediaset Espana Comunicacion S.A. (c)	31,263	115,479
Metropole Television S.A. (c)	4,087	46,060
Omnicom Group, Inc. (a)	3,583	195,632
ProSiebenSat.1 Media SE (c)	5,805	69,010

Media—(Continued)
Publicis Groupe S.A.	7,785	251,664
RTL Group S.A.	5,100	163,158
SKY Perfect JSAT Holdings, Inc.	17,600	65,286
ViacomCBS, Inc. - Class B (a)	3,249	75,767

		3,919,366

Metals & Mining—0.5%
Alacer Gold Corp. (c)	23,200	159,440
Alamos Gold, Inc. - Class A	15,061	140,448
Anglo American Platinum, Ltd.	2,528	182,526
Anglo American plc	12,106	279,830
Argonaut Gold, Inc. (c)	45,200	85,233
B2Gold Corp.	15,824	89,983
Barrick Gold Corp.	15,946	429,071
BHP Group plc	16,608	340,957
BHP Group, Ltd.	54,142	1,343,630
Boliden AB	14,248	323,614
Centerra Gold, Inc.	6,900	77,000
Commercial Metals Co.	1,827	37,271
Fortescue Metals Group, Ltd.	28,657	274,970
Franco-Nevada Corp.	1,446	201,999
Glencore plc	85,760	181,524
IAMGOLD Corp. (c)	7,723	30,662
Impala Platinum Holdings, Ltd.	14,150	94,517
Kirkland Lake Gold, Ltd.	9,763	401,997
Kumba Iron Ore, Ltd.	1,943	51,891
Lundin Mining Corp.	10,944	58,686
Lynas Corp., Ltd. (c)	38,056	51,447
MMC Norilsk Nickel PJSC (ADR) (a)	2,541	66,905
Newmont Corp.	7,059	435,823
Northern Star Resources, Ltd.	22,963	218,574
Perseus Mining, Ltd. (c)	275,211	254,040
Polymetal International plc	11,193	224,214
Regis Resources, Ltd.	21,522	79,150
Rio Tinto plc	23,765	1,337,256
Rio Tinto, Ltd.	8,245	559,079
Saracen Mineral Holdings, Ltd. (c)	37,154	142,696
Silver Lake Resources, Ltd. (c)	39,144	58,626
SSR Mining, Inc. (c)	3,316	70,663
St. Barbara, Ltd.	29,159	64,855
Wesdome Gold Mines, Ltd. (c)	12,685	109,602

		8,458,179

Multi-Utilities—0.2%
Centrica plc	230,478	109,890
Dominion Energy, Inc.	6,847	555,840
E.ON SE	22,620	254,311
Engie S.A. (c)	15,478	191,050
MDU Resources Group, Inc.	5,730	127,091
National Grid plc	32,008	391,945
RWE AG	5,494	192,201
Sempra Energy	4,583	537,265
WEC Energy Group, Inc.	1,660	145,499

		2,505,092

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-15

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multiline Retail—0.1%
Dollar General Corp.	1,624	$309,388
Dollar Tree, Inc. (c)	1,877	173,960
Dollarama, Inc.	5,277	175,537
Target Corp.	2,776	332,926
Wesfarmers, Ltd.	15,572	483,662

		1,475,473

Oil, Gas & Consumable Fuels—1.0%
Advantage Oil & Gas, Ltd. (c)	27,900	34,115
Beach Energy, Ltd.	132,862	140,282
Berry Corp. (a)	12,365	59,723
Bonanza Creek Energy, Inc. (c)	4,913	72,811
BP plc	108,181	411,133
Cabot Oil & Gas Corp.	2,511	43,139
Cairn Energy plc (c)	47,227	68,847
Canacol Energy, Ltd.	17,081	48,314
Canadian Natural Resources, Ltd.	10,328	179,158
Chevron Corp.	14,868	1,326,672
CNX Resources Corp. (c)	21,749	188,129
Concho Resources, Inc.	2,556	131,634
ConocoPhillips	7,743	325,361
Crescent Point Energy Corp. (a)	92,075	149,208
Diversified Gas & Oil plc	78,624	93,419
Enbridge, Inc.	11,990	364,575
Eni S.p.A.	61,337	584,067
EOG Resources, Inc.	5,954	301,630
Equinor ASA	13,326	189,512
Exxon Mobil Corp. (a)	31,996	1,430,861
Gaztransport Et Technigaz S.A.	1,909	145,338
Gulf Keystone Petroleum, Ltd.	61,899	68,570
Hess Corp.	3,194	165,481
Inpex Corp.	93,700	580,094
International Seaways, Inc.	1,912	31,242
Japan Petroleum Exploration Co., Ltd.	5,800	97,311
Keyera Corp.	8,771	133,542
Kinder Morgan, Inc.	18,600	282,162
Lukoil PJSC (ADR) (a)	2,013	149,405
Magnolia Oil & Gas Corp. - Class A (a) (c)	7,477	45,311
Marathon Oil Corp. (a)	32,288	197,603
Marathon Petroleum Corp.	4,361	163,014
Neste Oyj	3,047	119,000
Nordic American Tankers, Ltd. (a)	5,118	20,779
OMV AG	6,551	218,722
Parex Resources, Inc. (c)	12,494	150,561
PDC Energy, Inc. (a) (c)	9,982	124,176
Phillips 66	3,016	216,850
PTT Exploration & Production PCL (NVDR)	25,600	76,158
Range Resources Corp. (a)	34,196	192,523
Renewable Energy Group, Inc. (a) (c)	3,201	79,321
Repsol S.A.	14,401	125,684
REX American Resources Corp. (c)	578	40,096
Royal Dutch Shell plc - A Shares	39,751	632,530
Royal Dutch Shell plc - A Shares (a)	18,427	297,495
Royal Dutch Shell plc - B Shares	79,404	1,201,552
Serica Energy plc	50,065	68,001
Seven Generations Energy, Ltd. - Class A (c)	34,800	77,669

Oil, Gas & Consumable Fuels—(Continued)
Suncor Energy, Inc.	14,737	248,475
Tatneft PJSC (ADR) (c)	756	35,602
TC Energy Corp.	7,774	332,124
Teekay Tankers, Ltd. - Class A (c)	2,402	30,794
Total S.A. (a)	35,343	1,346,200
Tourmaline Oil Corp.	22,336	195,292
Valero Energy Corp.	3,062	180,107
Woodside Petroleum, Ltd.	64,642	971,485

		15,182,859

Paper & Forest Products—0.0%
OJI Holdings Corp.	15,600	72,471
UPM-Kymmene Oyj	7,648	220,706

		293,177

Personal Products—0.3%
Beiersdorf AG	1,255	142,386
Estee Lauder Cos., Inc. (The) - Class A	1,379	260,190
Herbalife, Ltd. (a) (c)	3,118	140,247
Kao Corp.	4,900	387,920
L’Oreal S.A. (c)	3,176	1,018,194
Shiseido Co., Ltd.	3,600	228,240
Unilever NV	23,246	1,232,860
Unilever plc	20,194	1,088,811

		4,498,848

Pharmaceuticals—2.1%
Astellas Pharma, Inc.	71,000	1,181,911
AstraZeneca plc	8,217	856,595
Bayer AG	10,097	741,115
Bristol-Myers Squibb Co.	41,273	2,426,852
Chugai Pharmaceutical Co., Ltd.	10,500	561,299
Daiichi Sankyo Co., Ltd.	3,600	294,000
Eisai Co., Ltd.	1,800	142,678
Eli Lilly and Co.	10,832	1,778,398
GlaxoSmithKline plc	62,376	1,263,859
Hikma Pharmaceuticals plc	1,263	34,715
Hisamitsu Pharmaceutical Co., Inc.	4,100	220,938
Innoviva, Inc. (a) (c)	6,200	86,676
Ipsen S.A.	3,218	273,250
Jazz Pharmaceuticals plc (c)	2,849	314,359
Johnson & Johnson	33,273	4,679,182
Merck & Co., Inc.	33,800	2,613,754
Merck KGaA	1,252	145,144
Mylan NV (c)	14,118	227,017
Novartis AG	32,351	2,811,000
Novo Nordisk A/S - Class B	33,520	2,169,119
Ono Pharmaceutical Co., Ltd.	19,900	578,838
Pacira BioSciences, Inc. (a) (c)	811	42,553
Pfizer, Inc.	86,478	2,827,831
Recordati S.p.A.	2,404	119,945
Richter Gedeon Nyrt	2,517	52,118
Roche Holding AG	9,770	3,382,682
Sanofi	18,243	1,856,025
Takeda Pharmaceutical Co., Ltd.	10,300	367,614

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-16

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
UCB S.A.	523	$60,537
Zoetis, Inc.	3,093	423,865

		32,533,869

Professional Services—0.2%
CoStar Group, Inc. (c)	336	238,785
Experian plc	6,524	227,551
Funai Soken Holdings, Inc.	2,100	47,238
Nihon M&A Center, Inc.	4,600	207,789
Recruit Holdings Co., Ltd.	10,600	362,351
RELX plc	42,564	985,156
Robert Half International, Inc. (a)	1,726	91,185
Stantec, Inc.	4,216	130,151
TechnoPro Holdings, Inc.	1,300	75,265
Wolters Kluwer NV	5,415	422,426

		2,787,897

Real Estate Management & Development—0.2%
Ascendas India Trust	50,500	48,985
CBRE Group, Inc. - Class A (c)	1,772	80,130
CK Asset Holdings, Ltd.	110,000	654,112
Deutsche Wohnen SE	4,637	208,019
Hang Lung Properties, Ltd.	25,000	59,266
Hongkong Land Holdings, Ltd.	20,700	85,679
Hysan Development Co., Ltd.	12,000	38,691
Jones Lang LaSalle, Inc.	2,259	233,716
Mitsui Fudosan Co., Ltd.	11,100	196,682
Newmark Group, Inc. - Class A	8,598	41,786
Sino Land Co., Ltd.	26,000	32,737
Sun Hung Kai Properties, Ltd.	19,500	248,512
Swire Pacific, Ltd. - Class A	9,500	50,250
Swire Properties, Ltd.	41,400	105,136
UOL Group, Ltd.	5,600	27,370
Vonovia SE	4,035	247,171
Wharf Real Estate Investment Co., Ltd. (a)	27,000	128,855

		2,487,097

Road & Rail—0.3%
Canadian National Railway Co.	13,252	1,172,435
Canadian Pacific Railway, Ltd.	1,355	344,659
CSX Corp.	5,476	381,896
Landstar System, Inc.	590	66,263
Norfolk Southern Corp.	4,178	733,531
Odakyu Electric Railway Co., Ltd.	21,200	521,083
Sankyu, Inc.	800	30,057
Uber Technologies, Inc. (c)	5,729	178,057
Union Pacific Corp. (a)	7,550	1,276,479

		4,704,460

Semiconductors & Semiconductor Equipment—1.2%
Advanced Micro Devices, Inc. (c)	7,300	384,053
Analog Devices, Inc.	4,207	515,947
Applied Materials, Inc.	16,707	1,009,938
ASML Holding NV	5,500	2,016,180
Broadcom, Inc. (a)	5,039	1,590,359

Semiconductors & Semiconductor Equipment—(Continued)
Globalwafers Co., Ltd.	2,000	27,249
Infineon Technologies AG	11,107	259,607
Intel Corp.	59,609	3,566,406
KLA Corp. (a)	2,899	563,798
Lam Research Corp.	2,357	762,395
Microchip Technology, Inc. (a)	2,574	271,068
Micron Technology, Inc. (c)	6,914	356,209
NVIDIA Corp. (a)	5,436	2,065,191
NXP Semiconductors NV	2,561	292,056
Parade Technologies, Ltd.	4,000	133,977
QUALCOMM, Inc.	19,356	1,765,461
SUMCO Corp.	3,200	48,989
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,496	198,468
Texas Instruments, Inc.	13,368	1,697,335
Tokyo Electron, Ltd.	1,100	269,953
Xilinx, Inc.	9,707	955,072

		18,749,711

Software—1.9%
Adobe, Inc. (c)	5,398	2,349,803
ANSYS, Inc. (a) (c)	853	248,846
Autodesk, Inc. (c)	1,944	464,985
CDK Global, Inc.	5,460	226,153
Check Point Software Technologies, Ltd. (c)	8,590	922,824
Citrix Systems, Inc.	702	103,833
Constellation Software, Inc.	1,145	1,292,840
Dassault Systemes SE	1,026	176,825
DocuSign, Inc. (a) (c)	852	146,723
Fortinet, Inc. (a) (c)	499	68,498
Intuit, Inc. (a)	3,697	1,095,014
Microsoft Corp.	76,148	15,496,880
Netcompany Group A/S (c)	1,964	128,747
Nice, Ltd. (ADR) (c)	942	178,264
Open Text Corp.	3,400	144,380
Oracle Corp. (a)	40,891	2,260,046
Oracle Corp. Japan	2,300	271,389
Palo Alto Networks, Inc. (a) (c)	718	164,903
Paycom Software, Inc. (c)	267	82,698
RingCentral, Inc. - Class A (a) (c)	658	187,537
Sage Group plc (The)	7,483	62,227
Salesforce.com, Inc. (c)	6,131	1,148,520
SAP SE	11,811	1,644,038
ServiceNow, Inc. (c)	1,195	484,047
SimCorp A/S	539	58,070
Splunk, Inc. (c)	1,322	262,681
SS&C Technologies Holdings, Inc.	6,007	339,275
Workday, Inc. - Class A (c)	1,905	356,921
Zoom Video Communications, Inc. - Class A (c)	684	173,421

		30,540,388

Specialty Retail—0.4%
AutoZone, Inc. (c)	225	253,827
Best Buy Co., Inc.	1,892	165,115
Fast Retailing Co., Ltd.	500	286,278
Foot Locker, Inc.	3,437	100,223
Hennes & Mauritz AB - B Shares (a)	6,358	91,935

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-17

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Home Depot, Inc. (The)	13,032	$3,264,646
Industria de Diseno Textil S.A	10,952	289,563
Lowe’s Cos., Inc.	4,461	602,770
O’Reilly Automotive, Inc. (c)	509	214,630
Ross Stores, Inc.	4,367	372,243
TJX Cos., Inc. (The)	8,827	446,293
USS Co., Ltd.	15,000	239,640
Workman Co., Ltd.	800	70,291

		6,397,454

Technology Hardware, Storage & Peripherals—1.0%
Advantech Co., Ltd.	7,000	69,952
Apple, Inc.	42,811	15,617,453
HP, Inc.	31,452	548,208

		16,235,613

Textiles, Apparel & Luxury Goods—0.3%
Adidas AG (c)	1,131	295,892
Cie Financiere Richemont S.A.	5,641	359,213
EssilorLuxottica S.A. (c)	2,608	334,266
Hermes International	179	149,397
Kering S.A.	565	306,891
Kontoor Brands, Inc. (a) (c)	2,349	41,836
lululemon athletica, Inc. (c)	529	165,053
LVMH Moet Hennessy Louis Vuitton SE	3,274	1,434,008
Moncler S.p.A. (c)	8,299	316,878
NIKE, Inc. - Class B (a)	7,651	750,181
Pandora A/S	1,459	79,204
Tapestry, Inc.	10,833	143,862
VF Corp.	2,995	182,515

		4,559,196

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	1,264	45,845
Genworth MI Canada, Inc.	7,507	183,639
MGIC Investment Corp.	10,091	82,645
Radian Group, Inc.	4,268	66,197

		378,326

Tobacco—0.3%
Altria Group, Inc.	25,605	1,004,996
British American Tobacco plc	18,358	705,341
Hanjaya Mandala Sampoerna Tbk PT	871,000	100,900
Imperial Brands plc	10,250	195,192
KT&G Corp.	3,041	198,723
Philip Morris International, Inc.	19,249	1,348,585
Scandinavian Tobacco Group A/S - Class A	5,605	82,627
Swedish Match AB	5,821	408,720

		4,045,084

Trading Companies & Distributors—0.2%
Ashtead Group plc	7,116	239,213
Fastenal Co.	17,512	750,214
Ferguson plc	2,667	218,174
ITOCHU Corp.	12,000	258,422

Trading Companies & Distributors—(Continued)
Mitsui & Co., Ltd.	41,600	615,139
MSC Industrial Direct Co., Inc. - Class A	1,129	82,202
Sumitomo Corp.	26,100	298,888
Toyota Tsusho Corp.	6,500	164,613
WW Grainger, Inc. (a)	629	197,607

		2,824,472

Transportation Infrastructure—0.0%
Kamigumi Co., Ltd.	35,500	696,235

Water Utilities—0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	5,437	57,688
TTW PCL (NVDR)	291,700	125,081

		182,769

Wireless Telecommunication Services—0.3%
KDDI Corp.	42,200	1,265,277
NTT DoCoMo, Inc.	54,400	1,451,198
SoftBank Group Corp.	8,500	428,296
T-Mobile U.S., Inc. (c)	2,231	232,359
Turkcell Iletisim Hizmetleri A/S	53,159	127,477
Vodacom Group, Ltd.	21,823	154,569
Vodafone Group plc	165,323	263,617

		3,922,793

Total Common Stocks (Cost $411,975,384)		414,783,262

Mutual Funds—2.7%

Investment Company Securities—2.7%
iShares Core S&P 500 ETF (a)	115,108	35,647,797
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (a)	270,554	7,091,220

Total Mutual Funds (Cost $40,381,014)		42,739,017

Preferred Stocks—0.1%

Automobiles—0.1%
Porsche Automobil Holding SE	2,014	115,422
Volkswagen AG	3,612	546,236

		661,658

Household Products—0.0%
Henkel AG & Co. KGaA	5,952	553,329

Water Utilities—0.0%
Cia de Saneamento do Parana	97,800	112,941

Total Preferred Stocks (Cost $1,353,218)		1,327,928

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-18

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Short-Term Investments—30.5%

Security Description	Principal Amount*	Value

Repurchase Agreement—15.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $239,345,657; collateralized by U.S. Treasury Notes and U.S. Treasury Inflation Indexed Note with rates ranging from 0.500% - 2.250%, maturity dates ranging from 04/15/24 - 04/30/24, and an aggregate market value of $244,132,696.	239,345,657	$239,345,657

U.S. Treasury—15.4%
U.S. Treasury Bills
0.156%, 11/19/20 (d)	81,143,000	81,093,342
0.176%, 12/17/20 (d)	57,838,000	57,796,594
1.500%, 08/13/20 (a) (d)	105,155,000	105,138,672

		244,028,608

Total Short-Term Investments (Cost $483,749,273)		483,374,265

Securities Lending Reinvestments (e)—6.2%

Certificates of Deposit—0.9%
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (b)	5,000,000	5,000,000
Mitsubishi UFJ Trust and Banking Corp. 0.410%, 09/21/20	4,000,000	4,000,520
NatWest Bank plc 0.310%, 09/04/20	3,000,000	2,999,940
Rabobank International London 0.387%, 1M LIBOR + 0.210%, 01/08/21 (b)	2,500,000	2,493,725

		14,494,185

Commercial Paper—0.1%
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/17/20 (b)	1,000,323	999,813

Repurchase Agreements—2.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $4,001,672; collateralized by various Common Stock with an aggregate market value of $4,400,000.	4,000,000	4,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $800,002; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $816,001.	800,000	800,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,428,000.	1,400,000	1,400,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $300,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $306,002.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $500,005; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $555,602.	500,000	500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $6,224,335; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $6,348,813.	6,224,326	6,224,326
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,212,217.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,318,326.	3,000,000	3,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $300,002; collateralized by various Common Stock with an aggregate market value of $333,388.	300,000	300,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $800,005; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $888,974.	800,000	800,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $7,000,327; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $7,778,524.	7,000,000	7,000,000

		36,324,326

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-19

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—2.9%
BlackRock Liquidity Funds, Institutional Shares 0.100% (f)	5,000,000	$5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (f)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (f)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (f)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (f)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (f)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (f)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (f)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (f)	2,000,000	2,000,000

		45,000,000

Total Securities Lending Reinvestments (Cost $96,824,493)		96,818,324

Total Investments—102.6% (Cost $1,603,264,863)		1,623,389,681
Other assets and liabilities (net)—(2.6)%		(40,944,792)

Net Assets—100.0%		$1,582,444,889

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $196,570,502 and the collateral received consisted of cash in the amount of $96,823,600 and non-cash collateral with a value of $103,973,679. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Consolidated Statement of Assets and Liabilities.
(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Non-income producing security.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $92,260,984, which is 5.8% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,787,500	MSIP	07/20/20	USD	1,244,011	$(10,328)
AUD	1,787,500	UBSA	07/20/20	USD	1,243,778	(10,095)
AUD	18,235,000	UBSA	07/20/20	USD	12,509,082	76,213
BRL	10,163,000	UBSA	07/02/20	USD	1,915,740	(46,889)
BRL	10,163,000	UBSA	07/02/20	USD	1,855,917	12,934
CAD	45,180,000	UBSA	07/20/20	USD	33,372,679	(91,694)
CHF	10,371,000	MSIP	07/20/20	USD	10,946,427	5,488
CHF	7,974,000	UBSA	07/20/20	USD	8,427,901	(7,250)
CLP	1,495,471,000	MSIP	07/08/20	USD	1,896,963	(75,975)
CLP	1,495,471,000	GSI	08/10/20	USD	1,824,635	(2,784)
COP	5,103,504,000	MSIP	07/08/20	USD	1,384,414	(27,101)
CZK	29,248,500	MSIP	07/20/20	USD	1,241,349	(8,325)
CZK	29,248,500	UBSA	07/20/20	USD	1,240,528	(7,503)
DKK	9,189,000	JPMC	07/20/20	USD	1,396,041	(10,107)
EUR	28,804,000	UBSA	07/20/20	USD	32,648,816	(275,070)
GBP	266,050	JPMC	07/15/20	USD	330,997	(1,307)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-20

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	266,050	UBSA	07/15/20	USD	330,964	$(1,275)
GBP	10,671,161	UBSA	07/20/20	USD	13,481,294	(257,133)
HUF	379,345,000	UBSA	07/20/20	USD	1,230,772	(27,430)
HUF	379,345,000	UBSA	07/20/20	USD	1,230,562	(27,220)
IDR	27,395,443,000	MSIP	07/08/20	USD	1,877,043	39,411
INR	141,466,000	MSIP	07/08/20	USD	1,871,862	703
JPY	1,866,699,000	UBSA	07/20/20	USD	17,464,245	(172,271)
JPY	2,448,356,344	UBSA	07/20/20	USD	22,788,275	(108,178)
KRW	780,546,000	MSIP	07/08/20	USD	636,920	12,003
KRW	780,546,000	MSIP	08/10/20	USD	649,443	(431)
NOK	305,000	UBSA	07/20/20	USD	31,930	(241)
NZD	411,201	MSIP	07/20/20	USD	268,224	(2,860)
NZD	770,069	UBSA	07/20/20	USD	502,181	(5,226)
NZD	2,634,730	UBSA	07/20/20	USD	1,718,142	(17,848)
PHP	122,820,000	MSIP	07/08/20	USD	2,462,310	2,019
PLN	8,825,000	MSIP	07/20/20	USD	2,244,427	(13,680)
SEK	46,297,000	MSIP	07/20/20	USD	4,996,926	(27,417)
SGD	2,135,000	UBSA	07/20/20	USD	1,536,050	(3,990)
THB	28,430,500	MSIP	07/20/20	USD	918,224	1,595
THB	28,430,500	UBSA	07/20/20	USD	918,298	1,521

Contracts to Deliver
BRL	10,163,000	UBSA	07/02/20	USD	1,947,681	78,830
BRL	10,163,000	UBSA	07/02/20	USD	1,855,917	(12,935)
CLP	1,495,471,000	GSI	07/08/20	USD	1,823,745	2,757
COP	5,103,504,000	GSI	07/08/20	USD	1,373,849	16,536
GBP	1,212,975	JPMC	07/15/20	USD	1,488,428	(14,692)
GBP	894,800	JPMC	07/15/20	USD	1,133,251	24,414
IDR	27,395,443,000	MSIP	07/08/20	USD	1,925,866	9,411
ILS	12,742,000	MSIP	07/20/20	USD	3,680,535	515
INR	141,466,000	MSIP	07/08/20	USD	1,865,186	(7,379)
INR	141,466,000	MSIP	08/10/20	USD	1,864,019	(2,730)
KRW	780,546,000	MSIP	07/08/20	USD	649,517	594
MXN	501,788,000	UBSA	07/20/20	USD	22,089,521	309,946
NZD	15,073,000	UBSA	07/20/20	USD	9,745,403	18,212
PHP	122,820,000	MSIP	07/08/20	USD	2,446,370	(17,958)
PHP	122,820,000	MSIP	08/10/20	USD	2,458,367	(2,216)
THB	56,947,000	MSIP	07/20/20	USD	1,839,314	(3,105)
ZAR	42,494,000	JPMC	07/20/20	USD	2,451,492	7,501

Cross Currency Contracts to Buy
CHF	10,934,000	GSI	07/20/20	GBP	9,113,137	253,061
CHF	10,790,000	UBSA	07/20/20	GBP	9,059,667	167,257
EUR	63,670	UBSA	07/20/20	AUD	105,000	(907)
EUR	253,050	UBSA	07/20/20	PLN	1,132,000	(1,731)
JPY	1,236,267,000	GSI	07/20/20	EUR	10,206,761	(19,676)
JPY	1,225,206,000	GSI	07/20/20	EUR	10,139,394	(46,422)
MXN	501,788,000	GSI	07/20/20	CAD	30,065,767	(367,799)
NZD	8,776,325	JPMC	07/20/20	AUD	8,224,000	(12,276)
NZD	17,743,000	JPMC	07/20/20	AUD	16,721,154	(90,235)

Net Unrealized Depreciation						$(798,768)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-21

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	09/18/20	2,389	EUR	76,997,470	$2,627,982
FTSE 100 Index Futures	09/18/20	209	GBP	12,848,275	(79,471)
NASDAQ 100 Index E-Mini Futures	09/18/20	220	USD	44,647,900	2,087,507
Nikkei 225 Index Futures	09/10/20	178	JPY	3,964,060,000	(1,189,792)
Russell 2000 Index E-Mini Futures	09/18/20	399	USD	28,680,120	1,561,836
S&P 500 Index E-Mini Futures	09/18/20	1,167	USD	180,313,170	4,699,763
S&P TSX 60 Index Futures	09/17/20	60	CAD	11,142,000	(51,363)
SPI 200 Index Futures	09/17/20	154	AUD	22,684,200	235,497
U.S. Treasury Long Bond Future	09/21/20	550	USD	98,209,375	1,853,058
U.S. Treasury Note 2 Year Futures	09/30/20	148	USD	32,682,563	17,034
U.S. Treasury Ultra Long Bond Futures	09/21/20	3	USD	654,469	3,276

Futures Contracts—Short
Euro STOXX 50 Index Futures	09/18/20	(2,976)	EUR	(95,916,480)	(2,177,100)
FTSE 100 Index Futures	09/18/20	(758)	GBP	(46,598,050)	295,228
S&P 500 Index E-Mini Futures	09/18/20	(3,007)	USD	(464,611,570)	4,941,855
TOPIX Index Futures	09/10/20	(109)	JPY	(1,698,765,000)	375,822
U.S. Treasury Note 10 Year Futures	09/21/20	(3,591)	USD	(499,766,203)	(3,008,396)
U.S. Treasury Note 2 Year Futures	09/30/20	(177)	USD	(39,086,578)	(25,143)
U.S. Treasury Note 5 Year Futures	09/30/20	(177)	USD	(22,256,367)	(77,849)

Net Unrealized Appreciation					$12,089,744

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(1)
Pay	3M LIBOR	Quarterly	1.060%	Quarterly	07/23/30	USD	472,000,000	$19,400,569	$—	$19,400,569

(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-22

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Consolidated Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$584,346,885	$—	$584,346,885
Common Stocks
Aerospace & Defense	2,944,776	727,219	—	3,671,995
Air Freight & Logistics	759,222	443,783	—	1,203,005
Auto Components	1,229,232	1,821,201	—	3,050,433
Automobiles	1,534,974	3,012,952	—	4,547,926
Banks	11,526,551	11,042,137	—	22,568,688
Beverages	5,688,434	1,393,740	—	7,082,174
Biotechnology	9,442,435	694,485	—	10,136,920
Building Products	654,089	1,799,077	—	2,453,166
Capital Markets	10,320,825	3,700,744	—	14,021,569
Chemicals	3,576,467	4,453,272	—	8,029,739
Commercial Services & Supplies	2,253,871	712,893	—	2,966,764
Communications Equipment	2,886,583	743,852	—	3,630,435
Construction & Engineering	140,343	1,516,385	—	1,656,728
Construction Materials	—	535,949	—	535,949
Consumer Finance	1,163,967	—	—	1,163,967
Containers & Packaging	476,002	254,273	—	730,275
Diversified Consumer Services	81,524	44,103	—	125,627
Diversified Financial Services	1,820,193	426,145	—	2,246,338
Diversified Telecommunication Services	5,304,901	3,261,671	—	8,566,572
Electric Utilities	2,946,825	2,153,841	—	5,100,666
Electrical Equipment	1,855,875	2,201,254	—	4,057,129
Electronic Equipment, Instruments & Components	1,145,861	1,666,929	—	2,812,790
Energy Equipment & Services	219,587	52,191	—	271,778
Entertainment	4,550,202	717,344	—	5,267,546
Equity Real Estate Investment Trusts	6,187,913	668,441	—	6,856,354
Food & Staples Retailing	2,366,723	775,651	—	3,142,374
Food Products	2,282,527	5,676,702	—	7,959,229
Gas Utilities	139,711	1,078,313	—	1,218,024
Health Care Equipment & Supplies	6,834,541	1,848,734	—	8,683,275
Health Care Providers & Services	8,263,938	78,145	—	8,342,083
Health Care Technology	693,989	69,994	—	763,983
Hotels, Restaurants & Leisure	2,572,579	1,270,544	—	3,843,123
Household Durables	1,885,468	1,950,866	—	3,836,334
Household Products	7,108,854	1,214,707	—	8,323,561
Independent Power and Renewable Electricity Producers	72,585	—	—	72,585
Industrial Conglomerates	4,318,950	752,170	—	5,071,120
Insurance	7,503,868	5,139,479	—	12,643,347
Interactive Media & Services	15,455,262	727,050	—	16,182,312
Internet & Direct Marketing Retail	13,674,685	777,994	—	14,452,679
IT Services	21,007,945	721,114	—	21,729,059

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-23

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Schedule of Investments as of June 30, 2020 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Leisure Products	$—	$38,284	$—	$38,284
Life Sciences Tools & Services	2,873,359	387,632	—	3,260,991
Machinery	2,721,510	2,366,498	—	5,088,008
Media	2,954,060	965,306	—	3,919,366
Metals & Mining	2,394,783	6,063,396	—	8,458,179
Multi-Utilities	1,365,695	1,139,397	—	2,505,092
Multiline Retail	991,811	483,662	—	1,475,473
Oil, Gas & Consumable Fuels	7,747,459	7,435,400	—	15,182,859
Paper & Forest Products	—	293,177	—	293,177
Personal Products	400,437	4,098,411	—	4,498,848
Pharmaceuticals	15,420,487	17,113,382	—	32,533,869
Professional Services	460,121	2,327,776	—	2,787,897
Real Estate Management & Development	355,632	2,131,465	—	2,487,097
Road & Rail	4,153,320	551,140	—	4,704,460
Semiconductors & Semiconductor Equipment	15,993,756	2,755,955	—	18,749,711
Software	28,199,092	2,341,296	—	30,540,388
Specialty Retail	5,419,747	977,707	—	6,397,454
Technology Hardware, Storage & Peripherals	16,165,661	69,952	—	16,235,613
Textiles, Apparel & Luxury Goods	1,283,447	3,275,749	—	4,559,196
Thrifts & Mortgage Finance	378,326	—	—	378,326
Tobacco	2,353,581	1,691,503	—	4,045,084
Trading Companies & Distributors	1,030,023	1,794,449	—	2,824,472
Transportation Infrastructure	—	696,235	—	696,235
Water Utilities	57,688	125,081	—	182,769
Wireless Telecommunication Services	232,359	3,690,434	—	3,922,793
Total Common Stocks	285,844,631	128,938,631	—	414,783,262
Total Mutual Funds*	42,739,017	—	—	42,739,017
Preferred Stocks
Automobiles	—	661,658	—	661,658
Household Products	—	553,329	—	553,329
Water Utilities	112,941	—	—	112,941
Total Preferred Stocks	112,941	1,214,987	—	1,327,928
Total Short-Term Investments*	—	483,374,265	—	483,374,265
Securities Lending Reinvestments
Certificates of Deposit	—	14,494,185	—	14,494,185
Commercial Paper	—	999,813	—	999,813
Repurchase Agreements	—	36,324,326	—	36,324,326
Mutual Funds	45,000,000	—	—	45,000,000
Total Securities Lending Reinvestments	45,000,000	51,818,324	—	96,818,324
Total Investments	$373,696,589	$1,249,693,092	$—	$1,623,389,681

Collateral for Securities Loaned (Liability)	$—	$(96,823,600)	$—	$(96,823,600)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,040,921	$—	$1,040,921
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,839,689)	—	(1,839,689)
Total Forward Contracts	$—	$(798,768)	$—	$(798,768)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$18,698,858	$—	$—	$18,698,858
Futures Contracts (Unrealized Depreciation)	(6,609,114)	—	—	(6,609,114)
Total Futures Contracts	$12,089,744	$—	$—	$12,089,744
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$19,400,569	$—	$19,400,569

*	See Consolidated Schedule of Investments for additional detailed categorizations.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-24

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,384,044,024
Repurchase Agreement at value which equals cost	239,345,657
Cash	10,690
Cash denominated in foreign currencies (c)	650,948
Cash collateral (d)	59,673,115
Unrealized appreciation on forward foreign currency exchange contracts	1,040,921
Receivable for:
Investments sold	2,155,359
Fund shares sold	20,150
Dividends and interest	5,125,506

Total Assets	1,692,066,370
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,839,689
Collateral for securities loaned	96,823,600
Payables for:
Investments purchased	6,046,636
Fund shares redeemed	451,677
Variation margin on futures contracts	1,636,376
Variation margin on centrally cleared swap contracts	1,137,079
Accrued Expenses:
Management fees	804,795
Distribution and service fees	323,364
Deferred trustees’ fees	212,210
Other expenses	346,055

Total Liabilities	109,621,481

Net Assets	$1,582,444,889

Net Assets Consist of:
Paid in surplus	$1,605,978,066
Distributable earnings (Accumulated losses)	(23,533,177)

Net Assets	$1,582,444,889

Net Assets
Class B	$1,582,444,889
Capital Shares Outstanding*
Class B	137,872,806
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.48

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding repurchase agreements, was $1,363,919,206.
(b)	Includes securities loaned at value of $196,570,502.
(c)	Identified cost of cash denominated in foreign currencies was $646,866.
(d)	Includes collateral of $32,341,741 for futures contracts and $27,331,374 for centrally cleared swap contracts.

Consolidated§ Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$3,676,483
Interest	11,076,714
Securities lending income	252,033

Total investment income	15,005,230
Expenses
Management fees	5,183,194
Administration fees	62,315
Custodian and accounting fees	186,948
Distribution and service fees—Class B	2,051,931
Audit and tax services	44,945
Legal	27,459
Trustees’ fees and expenses	13,815
Shareholder reporting	39,881
Insurance	6,097
Miscellaneous	16,959

Total expenses	7,633,544
Less management fee waiver	(91,976)

Net expenses	7,541,568

Net Investment Income	7,463,662

Net Realized and Unrealized Loss
Net realized gain (loss) on :
Investments (b)	(52,413,892)
Futures contracts	(41,371,891)
Swap contracts	36,081,423
Foreign currency transactions	(618,453)
Forward foreign currency transactions	(10,913,669)

Net realized loss	(69,236,482)

Net change in unrealized appreciation (depreciation) on:
Investments	(67,285,973)
Futures contracts	7,083,435
Swap contracts	26,290,504
Foreign currency transactions	32,822
Forward foreign currency transactions	(3,786,605)

Net change in unrealized depreciation	(37,665,817)

Net realized and unrealized loss	(106,902,299)

Net Decrease in Net Assets From Operations	$(99,438,637)

(a)	Net of foreign withholding taxes of $138,106.
(b)	Net of foreign capital gains tax of $154.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-25

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$7,463,662	$32,750,514
Net realized gain (loss)	(69,236,482)	127,200,478
Net change in unrealized appreciation (depreciation)	(37,665,817)	183,547,748

Increase (decrease) in net assets from operations	(99,438,637)	343,498,740

From Distributions to Shareholders
Class B	(113,799,581)	(26,061,496)

Total distributions	(113,799,581)	(26,061,496)

Increase (decrease) in net assets from capital share transactions	10,661,139	(226,213,196)

Total increase (decrease) in net assets	(202,577,079)	91,224,048

Net Assets
Beginning of period	1,785,021,968	1,693,797,920

End of period	$1,582,444,889	$1,785,021,968

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	433,888	$5,294,733	401,863	$4,886,223
Reinvestments	9,964,937	113,799,581	2,157,409	26,061,496
Redemptions	(8,620,428)	(108,433,175)	(21,057,148)	(257,160,915)

Net increase (decrease)	1,778,397	$10,661,139	(18,497,876)	$(226,213,196)

Increase (decrease) derived from capital shares transactions		$10,661,139		$(226,213,196)

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-26

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated§ Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.12		$10.96	$12.88	$11.58	$11.27	$11.84

Income (Loss) from Investment Operations
Net investment income (a)	0.06		0.23	0.22	0.14	0.13 (b)	0.11
Net realized and unrealized gain (loss)	(0.81)		2.11	(1.37)	1.50	0.50	(0.20)

Total income (loss) from investment operations	(0.75)		2.34	(1.15)	1.64	0.63	(0.09)

Less Distributions
Distributions from net investment income	(0.22)		(0.18)	(0.18)	(0.10)	(0.16)	(0.12)
Distributions from net realized capital gains	(0.67)		0.00	(0.59)	(0.24)	(0.16)	(0.36)

Total distributions	(0.89)		(0.18)	(0.77)	(0.34)	(0.32)	(0.48)

Net Asset Value, End of Period	$11.48		$13.12	$10.96	$12.88	$11.58	$11.27

Total Return (%) (c)	(5.70	)(d)	21.49	(9.42)	14.29	5.65	(0.88)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(e)	0.92	0.93	0.95	0.96	0.97
Net ratio of expenses to average net assets (%) (f)(g)	0.92	(e)	0.91	0.91	0.95	0.96	0.97
Ratio of net investment income to average net assets (%)	0.91	(e)	1.85	1.86	1.15	1.17 (b)	0.89
Portfolio turnover rate (%)	113	(d)	90	77	108	106	78
Net assets, end of period (in millions)	$1,582.4		$1,785.0	$1,693.8	$1,232.0	$1,151.0	$1,096.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 7 of the Notes to Consolidated Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net asset was 0.01% for the year ended December 31, 2018 and less than 0.01% for the year ended December 31, 2017.

§See Note 2 of the notes to consolidated financial statements.

See accompanying notes to consolidated financial statements.

BHFTI-27

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Schroders Global Multi-Asset Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered one class of shares: Class B shares. Class B shares are currently offered by the Portfolio.

2. Consolidation of Subsidiary—Schroders Global Multi-Asset Portfolio, Ltd.

The Portfolio may invest up to 10% of its total assets in the Schroders Global Multi-Asset Portfolio, Ltd., which is a wholly-owned and controlled subsidiary of the Portfolio that is organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”). The Portfolio invests in the Subsidiary in order to gain exposure to the commodities market within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Portfolio has obtained an opinion from legal counsel to the effect that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Portfolio should constitute “qualifying income” for purposes of the Portfolio remaining qualified as a regulated investment company for U.S federal income tax purposes. It is possible that the Internal Revenue Service or a court could disagree with the legal opinion obtained by the Portfolio.

The Subsidiary invests primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary complies with the same 1940 Act asset coverage requirements with respect to its investments in commodity-linked derivatives that are applicable to the Portfolio’s transactions in derivatives. In addition, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary is subject to the same fundamental investment restrictions and follows the same compliance policies and procedures as the Portfolio.

By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are subject to commodities risk. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. The Portfolio, however, wholly owns and controls the Subsidiary, and the Portfolio and Subsidiary are both managed by Schroder Investment Management North America Inc. (the “Subadviser”), making it unlikely that the Subsidiary will take action contrary to the interests of the Portfolio and its shareholders. Changes in the laws of the United States and/or Cayman Islands could result in the inability of the Portfolio and/or the Subsidiary to operate as described in the Portfolio’s prospectus and could adversely affect the Portfolio. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Portfolio shareholders would likely suffer decreased investment returns.

The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and the Financial Highlights of the Portfolio include the accounts of the Subsidiary. As of June 30, 2020, the Portfolio held $10,690 in the Subsidiary, representing less than 0.05% of the Portfolio’s total assets. All inter-company accounts and transactions have been eliminated in consolidation for the Portfolio. The Subsidiary has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

3. Significant Accounting Policies

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these consolidated financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the consolidated financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its consolidated financial statements.

BHFTI-28

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the

BHFTI-29

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to prior period accumulated balance adjustments. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No

BHFTI-30

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Consolidated Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The

BHFTI-31

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $239,345,657, which is reflected as repurchase agreement on the Consolidated Statement of Assets and Liabilities. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $36,324,326, which is included as part of investments at value on the Consolidated Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Consolidated Schedule of Investments and the valuation techniques are described in Note 3. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Consolidated Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Consolidated Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(24,214,993)	$—	$—	$—	$(24,214,993)
Corporate Bonds & Notes	(61,870,206)	—	—	—	(61,870,206)
Mutual Funds	(8,693,438)	—	—	—	(8,693,438)
U.S. Treasury	(2,044,963)	—	—	—	(2,044,963)
Total Borrowings	$(96,823,600)	$—	$—	$—	$(96,823,600)
Gross amount of recognized liabilities for securities lending transactions					$(96,823,600)

BHFTI-32

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

4. Investments in Derivative Instruments

Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. When entering into these contracts, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed-upon future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward foreign exchange rates at the valuation date, is included in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Realized and unrealized gains and losses on forward foreign currency exchange contracts are included in the Consolidated Statement of Operations. These contracts involve market and/or credit risk in excess of the amount recognized in the Consolidated Statement of Assets and Liabilities. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Portfolio, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Portfolio may also experience losses even when such contracts are used for hedging purposes. The Portfolio’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. During the period, the Portfolio’s investment in equity and interest rate futures were used investment exposure purposes. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Consolidated Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

Commodity Futures Contracts and Swaps on Commodity Futures Contracts - The Subsidiary will invest primarily in commodity futures and swaps on commodity futures. Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity.

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is reflected on the Consolidated Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of

BHFTI-33

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Consolidated Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Consolidated Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Consolidated Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Consolidated Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Consolidated Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Equity Swaps: Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked-to-market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Portfolio’s risk of loss consists of the net amount of payments that such Portfolio is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile.

Total Return Swaps: The Portfolio may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. When the Portfolio pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Portfolio may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when the Portfolio receives interest in exchange for the total return of an

BHFTI-34

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

underlying asset and the value of the underlying asset decreases, the Portfolio may receive the change in value in addition to the interest payment. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying asset increases and receives payment from the other party if the value of the underlying asset decreases.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Consolidated Statement of Assets & Liabilities Location	Fair Value	Consolidated Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on centrally cleared swap contracts (a) (b)	$19,400,569
	Unrealized appreciation on futures contracts (a) (c)	1,873,368	Unrealized depreciation on futures contracts (a) (c)	$3,111,388
Equity	Unrealized appreciation on futures contracts (a) (c)	16,825,490	Unrealized depreciation on futures contracts (a) (c)	3,497,726
Foreign Exchange	Unrealized appreciation on forward foreign currency exchange contracts	1,040,921	Unrealized depreciation on forward foreign currency exchange contracts	1,839,689

Total		$39,140,348		$8,448,803

(a)	Financial instrument not subject to a master netting agreement.
(b)	Represents the unrealized appreciation/depreciation of centrally cleared swaps as reported in the Consolidated Schedule of Investments. Only the variation margin is reported within the Consolidated Statement of Assets and Liabilities.
(c)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The Portfolio is required to disclose the impact of offsetting assets and liabilities represented in the Consolidated Statement of Assets and Liabilities to enable users of the Consolidated financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities.

The following table presents the Portfolio’s derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) (see Note 4), or similar agreement, and net of the related collateral received by the Portfolio as of June 30, 2020.

Counterparty	Derivative Assets subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Received†	Net Amount*
Goldman Sachs International	$272,354	$(272,354)	$—	$—
JPMorgan Chase Bank N.A.	31,915	(31,915)	—	—
Morgan Stanley & Co. International plc	71,739	(71,739)	—	—
UBS AG	664,913	(664,913)	—	—

	$1,040,921	$(1,040,921)	$—	$—

The following table presents the Portfolio’s derivative liabilities by counterparty net of amounts available for offset under an MNA, or similar agreement, and net of the related collateral pledged by the Portfolio as of June 30, 2020.

Counterparty	Derivative Liabilities subject to an MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged†	Net Amount**
Goldman Sachs International	$436,681	$(272,354)	$—	$164,327
JPMorgan Chase Bank N.A.	128,617	(31,915)	—	96,702
Morgan Stanley & Co. International plc	199,505	(71,739)	—	127,766
UBS AG	1,074,886	(664,913)	—	409,973

	$1,839,689	$(1,040,921)	$—	$798,768

*	Net amount represents the net amount receivable from the counterparty in the event of default.
**	Net amount represents the net amount payable due to the counterparty in the event of default.
†	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

BHFTI-35

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The following tables summarize the effect of derivative instruments on the Consolidated Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Consolidated Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(10,913,669)	$(10,913,669)
Futures contracts	908,745	—	(42,280,636)	—	(41,371,891)
Swap contracts	35,615,896	465,527	—	—	36,081,423

	$36,524,641	$465,527	$(42,280,636)	$(10,913,669)	$(16,204,137)

Consolidated Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate	Credit	Equity	Foreign Exchange	Total
Forward foreign currency transactions	$—	$—	$—	$(3,786,605)	$(3,786,605)
Futures contracts	(114,816)	—	7,198,251	—	7,083,435
Swap contracts	26,290,504	—	—	—	26,290,504

	$26,175,688	$—	$7,198,251	$(3,786,605)	$29,587,334

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Forward foreign currency transactions	$754,779,921
Futures contracts long	600,523,479
Futures contracts short	(794,857,602)
Swap contracts	520,603,829

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

5. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the consolidated financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into

BHFTI-36

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Consolidated Schedule of Investments.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s

BHFTI-37

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

6. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$36,486,790	$971,845,964	$42,603,660	$1,117,476,021

7. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$5,183,194	0.680%	First $100 million
	0.660%	$100 million to $250 million
	0.640%	$250 million to $750 million
	0.620%	$750 million to $1.5 billion
	0.600%	Over $1.5 billion

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. The Subadviser is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.010%	First $100 million
(0.010)%	$100 million to $200 million
0.010%	$750 million to $1.25 billion
0.040%	$1.25 billion to $1.5 billion
0.020%	$1.5 billion to $1.75 billion
0.050%	Over $1.75 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as management fee waiver in the Consolidated Statement of Operations.

BHFTI-38

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Consolidated Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Consolidated Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Consolidated Statement of Assets and Liabilities.

8. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,605,544,001

Gross unrealized appreciation	78,911,109
Gross unrealized depreciation	(30,927,352)

Net unrealized appreciation (depreciation)	$47,983,757

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$26,061,496	$82,350,754	$—	$41,718,806	$26,061,496	$124,069,560

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$71,468,341	$41,801,285	$76,655,416	$—	$189,925,042

BHFTI-39

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Notes to Consolidated Financial Statements—June 30, 2020—(Continued)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $72,486,828.

10. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-40

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-41

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B shares of the SSGA Emerging Markets Enhanced Index Portfolio returned -11.08% and -11.22%, respectively. The Portfolio’s benchmark, MSCI Emerging Markets Index1, returned -9.78%.

MARKET ENVIRONMENT / CONDITIONS

An extremely volatile six months was dominated by the worldwide spread of the COVID-19 virus. As the health crisis related to COVID-19 was upgraded from an epidemic to a global pandemic, governments implemented, to varying degrees, public health responses to attempt to slow the spread of the virus. These resulted in over one-fifth of the world’s population being placed under some sort of restricted movement, social distancing or shelter in place order. In the first quarter of 2020 equity markets continued to react extremely negatively to the tragic loss of life and realization of the impact these actions will have on global supply and demand and were down 23.6% in Emerging Markets.

Market sentiment deteriorated further by the collapse of the OPEC+ agreement which saw both Saudi Arabia and Russia pledge to flood the market with oil to maintain market share. This resulted in a precipitous fall in oil prices in March and at one point the WTI Oil price even turned negative for a few hours in April.

Despite continued concerns globally about the rise of COVID 19 (global cases surged further, reaching more than 10.4 million at the end of June), markets were buoyed in the second quarter by continued monetary and fiscal policy support and optimistic views that a better economic recovery is ahead. The second quarter marked the best performance for the MSCI Emerging Markets Index in nearly 11 years, rising over 18% and driven by the risk-markets (Argentina +47% was the real standout). South Africa, Indonesia, Thailand, and Brazil all had a strong bounce and recovered much of the first quarter losses although the index is still down by -9.78% year-to-date. Earnings forecasts for 2020 are still going down, albeit at a slower rate than in the first quarter. Latin America is the one region that continues to see significant downward revisions. Asia is seeing some stabilization.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The stock selection model struggled in the emerging market space in the first half, principally driven by value factors (e.g. dividend yield), which underperformed, but also our lower-risk positioning. The model and Portfolio were close to flat in the first quarter as the weakness we saw in our overweight to value from markets falling were positively offset by the lower risk stance of the Portfolio. However, the performance of the model and Portfolio weakened dramatically in the second quarter as the market bounced. Like other markets globally, investors have been bidding up the stocks with the highest growth profiles and these already have expensive valuations which therefore causes underperformance of our value theme. Many are in the Information Technology (“IT”) and Healthcare (Biotech) industries which continued to post relative strength in a declining COVID-19 World. Continued monetary stimulus keeping global rates low increases the attractiveness of growth stocks that tend to have low dividends. On many of our measures, the return difference of these growth versus cyclical value stocks are at extremes not seen since the Global Financial Crisis and dot-com bubbles and this has caused severe underperformance of our value theme during the reporting period. Set against this, our sentiment factor, which captures overall sentiment and momentum towards stocks, had a solid return in the first half of the year as the existing trends of winners and losers in 2019 continued into 2020. The difficulty in the Portfolio though is finding good sentiment companies that are also fairly priced as most of the highest sentiment companies are expensive. Our quality theme, which seeks out better-managed companies, underperformed which is a surprise as normally investors seek out quality companies in falling markets. However, this drawdown exhibited differences with a clear sectoral bias towards IT and Healthcare companies and away from cyclical companies, even if they are well managed. Also weighing on our performance was our dynamic model, which adjusts the weights we allocate to our main themes. The model had been advocating for lower risk stocks, which helped in the first quarter but dragged in the second quarter given the market bounce.

In the first half of 2020, we added most value with strong stock selection in Malaysia where our overweight in the disposable medical glove manufacturer Supermax Corp (+449%) added value as the share price surged as nearly all possible supply in 2020 has been purchased. Our weakest country was China, where underweights in Pinduoduo (mobile online marketplace +126%), Meituan Dianping (online health foods, +69%), Alibaba Health Information Tech (online medical supplier +152%) and Nio (Electric Vehicles, +92%) detracted and are characteristic of the expensive growth stocks bought by investors in the current environment. By sector, performance was strongest in Financials, mainly from underweights in Latin-American banks. Stock selection was weakest in Healthcare from underweighting expensive biotech and Consumer Discretionary due to the same Chinese stocks mentioned above.

BHFTI-1

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

At the end of June, the Portfolio was overweight Brazil and Taiwan and underweight China and Philippines. By sector, we were most overweight Real Estate and Industrials and underweight Energy and Financials.

Simon Roe

Robert Luiso

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

BHFTI-2

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI EMERGING MARKETS INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	Since Inception[1]
SSGA Emerging Markets Enhanced Index Portfolio
Class A	-11.08	-5.63	-6.61
Class B	-11.22	-5.86	-6.81
MSCI Emerging Markets Index	-9.78	-3.39	-4.39

1 Inception date of the Class A and Class B shares was 04/29/19. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
iShares MSCI India ETF	6.8
Alibaba Group Holding, Ltd. (ADR)	6.7
Tencent Holdings, Ltd.	6.5
Taiwan Semiconductor Manufacturing Co., Ltd.	4.6
Samsung Electronics Co., Ltd.	3.8
China Construction Bank Corp. - Class H	1.5
Naspers, Ltd. - N Shares	1.4
Meituan Dianping - Class B	1.1
Ping An Insurance Group Co. of China, Ltd. - Class H	1.1
JD.com, Inc. (ADR)	0.9

Top Countries

% of Net Assets
China	38.6
Taiwan	12.2
South Korea	11.5
India	7.9
Brazil	5.3
South Africa	3.5
Russia	3.0
Saudi Arabia	2.4
Thailand	2.4
Mexico	1.8

BHFTI-3

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Emerging Markets Enhanced Index Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A	Actual	0.69%	$1,000.00	$889.20	$3.24
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

Class B	Actual	0.94%	$1,000.00	$887.80	$4.41
	Hypothetical*	0.94%	$1,000.00	$1,020.19	$4.72

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

BHFTI-4

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—88.4% of Net Assets

Security Description	Shares	Value

Argentina—0.1%
Globant S.A. (a)	300	$44,955
Grupo Financiero Galicia S.A. (ADR) (a)	24,100	233,770

		278,725

Brazil—4.4%
Ambev S.A. (ADR)	357,200	943,008
B2W Cia Digital (a)	25,800	507,878
B3 S.A. - Brasil Bolsa Balcao	100,500	1,018,103
Banco Bradesco S.A. (ADR)	251,759	959,202
Banco BTG Pactual S.A.	46,100	648,508
Banco Santander Brasil S.A. (ADR) (b)	81,900	427,518
BB Seguridade Participacoes S.A.	188,400	944,754
BR Malls Participacoes S.A.	190,800	353,665
CCR S.A.	227,900	607,666
Cia de Saneamento de Minas Gerais-COPASA	20,800	222,722
Construtora Tenda S.A.	33,200	189,318
Cosan S.A.	65,000	847,686
Cosan, Ltd. - Class A	53,400	804,204
Engie Brasil Energia S.A.	56,300	435,753
Fleury S.A.	55,300	250,055
Instituto Hermes Pardini S.A.	40,300	163,183
IRB Brasil Resseguros S/A	256,500	518,839
Itau Unibanco Holding S.A. (ADR)	112,600	528,094
Jereissati Participacoes S.A. (a)	18,300	77,264
Localiza Rent a Car S.A.	30,700	230,951
Lojas Renner S.A.	23,800	182,939
Mahle-Metal Leve S.A.	21,500	70,809
MRV Engenharia e Participacoes S.A.	20,800	68,848
Petroleo Brasileiro S.A.	79,400	326,179
Petroleo Brasileiro S.A. (ADR)	53,400	441,618
Sao Martinho S.A.	74,300	289,789
Sul America S.A.	54,700	453,344
Tim Participacoes S.A. (ADR)	7,600	98,344
Tupy S.A. (a)	56,000	196,686
Vale S.A.	44,200	454,509
Vale S.A. (ADR)	96,200	991,822
YDUQS Participacoes S.A.	51,900	321,148

		14,574,406

Canada—0.0%
ATLAS Corp.	18,900	143,640

Chile—0.3%
Banco de Chile	2	0
Cia Cervecerias Unidas S.A.	35,346	254,531
Colbun S.A.	841,893	134,268
Enel Americas S.A. (ADR) (b)	104,987	788,453

		1,177,252

China—38.6%
3SBio, Inc. (144A) (a)	146,500	186,609
AAC Technologies Holdings, Inc.	52,500	321,429
Agricultural Bank of China, Ltd. - Class H	251,000	101,150
Aisino Corp. Class A	31,000	71,223
Alibaba Group Holding, Ltd. (ADR) (a)	104,100	22,454,370

China—(Continued)
Anhui Conch Cement Co., Ltd. - Class H	148,500	998,813
Anhui Expressway Co., Ltd. - Class H	78,000	36,147
ANTA Sports Products, Ltd.	96,000	856,224
Asiainfo Technologies, Ltd. (144A)	38,400	50,748
Autohome, Inc. (ADR) (b)	3,300	249,150
BAIC Motor Corp., Ltd. - Class H (144A)	214,000	93,164
Baidu, Inc. (ADR) (a)	19,100	2,289,899
Bank of Beijing Co., Ltd. - Class A	150,900	104,316
Bank of China, Ltd. - Class H	5,959,000	2,203,847
Bank of Communications Co., Ltd. - Class H	1,229,000	756,785
Bank of Jiangsu Co., Ltd. - Class A	638,600	510,467
Bank of Nanjing Co., Ltd. - Class A	503,100	519,855
Bank of Shanghai Co., Ltd. - Class A	505,100	591,585
Baozun, Inc. (ADR) (a) (b)	7,100	272,995
Beijing Capital International Airport Co., Ltd. - Class H	320,000	200,336
Brilliance China Automotive Holdings, Ltd.	268,000	241,669
BYD Electronic International Co., Ltd. (b)	145,500	333,462
China CITIC Bank Corp., Ltd. - Class A	38,423	27,914
China Construction Bank Corp. - Class A	632,400	562,909
China Construction Bank Corp. - Class H	6,230,000	5,034,336
China Enterprise Co., Ltd. - Class A	147,300	84,791
China Everbright Bank Co., Ltd. - Class H	276,000	103,698
China Everbright, Ltd.	230,000	333,318
China Galaxy Securities Co., Ltd. - Class H	524,000	283,569
China Lesso Group Holdings, Ltd.	486,000	630,958
China Life Insurance Co., Ltd. - Class H	236,000	473,971
China Maple Leaf Educational Systems, Ltd.	872,000	265,760
China Medical System Holdings, Ltd.	343,000	404,442
China Merchants Bank Co., Ltd. - Class H	346,500	1,595,898
China Minsheng Banking Corp., Ltd. - Class A	558,600	446,750
China Minsheng Banking Corp., Ltd. Class H	1,090,500	749,101
China Mobile, Ltd.	419,500	2,834,590
China National Building Material Co., Ltd. - Class H	652,000	695,000
China National Chemical Engineering Co., Ltd. - Class A	660,100	511,728
China National Medicines Corp., Ltd. - Class A	30,700	176,570
China Overseas Land & Investment, Ltd.	282,500	853,109
China Pacific Insurance Group Co., Ltd. - Class H	96,200	257,275
China Petroleum & Chemical Corp. - Class H	590,000	245,440
China Power International Development, Ltd.	530,000	97,617
China Railway Construction Corp., Ltd. - Class H	151,500	119,152
China Reinsurance Group Corp. - Class H	632,000	64,746
China Resources Cement Holdings, Ltd.	598,000	738,094
China Resources Gas Group, Ltd.	12,000	58,396
China Resources Land, Ltd.	128,000	483,674
China Resources Pharmaceutical Group, Ltd. (144A)	133,000	77,022
China Resources Power Holdings Co., Ltd.	398,000	470,309
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	19,500	80,690
China Shenhua Energy Co., Ltd. - Class A	126,911	256,812
China Shenhua Energy Co., Ltd. - Class H	434,500	678,577
China Shineway Pharmaceutical Group, Ltd.	52,000	34,468
China South Publishing & Media Group Co., Ltd. Class A	23,900	35,622
China Telecom Corp., Ltd. - Class H	2,096,000	587,552
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	105,078
China Vanke Co., Ltd. - Class H	102,100	322,107
China Yangtze Power Co., Ltd. - Class A	109,800	294,104
China Yongda Automobiles Services Holdings, Ltd. (a)	173,000	207,361
Chinese Universe Publishing and Media Group Co., Ltd. Class A	98,000	163,305

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Chlitina Holding, Ltd.	12,000	$88,061
Chongqing Zhifei Biological Products Co., Ltd. Class A	7,700	109,073
Citic Pacific, Ltd.	405,000	381,042
CITIC Telecom International Holdings, Ltd.	457,000	145,149
CNOOC, Ltd.	1,535,000	1,723,955
Cosco Shipping Energy Transportation Co., Ltd. - Class H	198,000	88,496
CSPC Pharmaceutical Group, Ltd.	326,400	615,339
Dali Foods Group Co., Ltd. (144A)	205,500	125,142
Daqin Railway Co., Ltd. - Class A	593,900	589,915
ENN Energy Holdings, Ltd.	31,500	353,782
Far East Horizon, Ltd.	456,000	387,449
Fosun International, Ltd.	331,000	420,335
Geely Automobile Holdings, Ltd.	598,000	938,923
Gemdale Corp. - Class A	180,000	348,870
GF Securities Co., Ltd. Class H	308,400	330,561
Great Wall Motor Co., Ltd. - Class H	899,000	563,642
Haier Smart Home Co., Ltd. - Class A	79,100	198,932
Hangzhou Tigermed Consulting Co., Ltd. Class A	18,053	260,228
Hengan International Group Co., Ltd.	109,000	852,646
Huaxin Cement Co., Ltd. - Class B	109,900	200,153
Huayu Automotive Systems Co., Ltd. - Class A	85,900	252,723
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	198,704	715,493
Hunan Valin Steel Co., Ltd. Class A	1,109,880	593,355
Industrial & Commercial Bank of China, Ltd. - Class A	216,000	151,781
Industrial & Commercial Bank of China, Ltd. - Class H	4,375,000	2,649,945
Innovent Biologics, Inc. (144A) (a)	12,000	89,129
Jafron Biomedical Co., Ltd. Class A	28,500	281,039
JD.com, Inc. (ADR) (a)	48,600	2,924,748
Jiangsu Expressway Co., Ltd. - Class H	358,000	420,473
Jiangsu Yangnong Chemical Co., Ltd. - Class A	9,600	112,026
Jinke Properties Group Co., Ltd. Class A	177,300	204,698
JOYY, Inc. (ADR) (a) (b)	1,000	88,550
Kweichow Moutai Co., Ltd. - Class A	900	186,258
Lee & Man Paper Manufacturing, Ltd.	227,000	122,011
Lenovo Group, Ltd.	1,504,000	833,217
Livzon Pharmaceutical Group, Inc. - Class H	54,800	278,869
Logan Group Co., Ltd.	428,000	765,037
Longfor Group Holdings, Ltd. (144A)	158,000	752,564
Lonking Holdings, Ltd.	634,000	193,394
Luye Pharma Group, Ltd. (144A) (b)	433,500	265,383
Luzhou Laojiao Co., Ltd. - Class A	21,200	273,290
Meituan Dianping - Class B (a)	167,100	3,711,843
Momo, Inc. (ADR)	5,200	90,896
Nanjing Iron & Steel Co., Ltd. Class A	700,700	320,509
NetEase, Inc. (ADR)	5,700	2,447,466
New Oriental Education & Technology Group, Inc. (ADR) (a)	3,200	416,736
PICC Property & Casualty Co., Ltd. - Class H	906,000	745,356
Pinduoduo, Inc. (ADR) (a)	4,600	394,864
Ping An Insurance Group Co. of China, Ltd. - Class A	18,700	188,923
Ping An Insurance Group Co. of China, Ltd. - Class H	366,000	3,655,262
Poly Property Group Co., Ltd.	83,234	25,049
Powerlong Real Estate Holdings, Ltd.	65,000	36,444
Qudian, Inc. (ADR) (a) (b)	38,000	64,600
SDIC Power Holdings Co., Ltd. - Class A	183,800	203,786
Semiconductor Manufacturing International Corp. (a)	118,500	413,374
Shaanxi Coal Industry Co., Ltd. Class A	287,900	293,592
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	9,800	39,992

China—(Continued)
Shandong Hualu Hengsheng Chemical Co., Ltd. - Class A	43,600	109,066
Shandong Sun Paper Industry JSC, Ltd. - Class A	295,900	398,504
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	62,213
Shanghai Baosight Software Co., Ltd. Class B	45,300	104,822
Shanghai Construction Group Co., Ltd. - Class A	650,200	282,315
Shanghai Industrial Holdings, Ltd.	54,000	82,938
Shanghai Pudong Development Bank Co., Ltd. - Class A	265,300	395,496
Shanxi Taigang Stainless Steel Co., Ltd. Class A	969,700	455,352
Shanxi Xishan Coal & Electricity Power Co., Ltd. - Class A	1,096,160	579,244
Shanying International Holding Co., Ltd. Class A (a)	725,300	302,646
Shenzhen Expressway Co., Ltd. - Class H	466,000	471,742
Shenzhen International Holdings, Ltd.	208,500	332,874
Shenzhen Kangtai Biological Products Co., Ltd. - Class A	11,800	270,677
Shimao Group Holdings, Ltd.	219,000	928,073
Sinopharm Group Co., Ltd. - Class H	196,800	504,351
Sinotruk Hong Kong, Ltd.	257,500	665,184
SITC International Holdings Co., Ltd.	65,000	69,257
Sun Art Retail Group, Ltd.	406,500	694,087
Sunac China Holdings, Ltd.	214,000	897,659
Sunny Optical Technology Group Co., Ltd.	3,200	51,068
Suofeiya Home Collection Co., Ltd. Class A	45,200	155,160
TAL Education Group (ADR) (a)	18,900	1,292,382
Tencent Holdings, Ltd.	335,800	21,569,712
Tian Ge Interactive Holdings, Ltd. (144A) (a)	66,231	8,712
Tianneng Power International, Ltd. (b)	166,000	282,876
Tongkun Group Co., Ltd. - Class A (a)	306,660	553,594
Trip.com Group, Ltd. (ADR) (a)	13,200	342,144
Uni-President China Holdings, Ltd.	277,000	277,539
Vipshop Holdings, Ltd. (ADR) (a)	37,900	754,589
Want Want China Holdings, Ltd.	958,000	725,813
Weichai Power Co., Ltd. - Class H	386,000	720,118
Weichai Power Co., Ltd. Class A	232,100	450,563
Weifu High-Technology Group Co., Ltd. Class A	16,600	48,556
Winning Health Technology Group Co., Ltd. Class A	86,320	280,186
Wuchan Zhongda Group Co., Ltd. Class A	852,700	509,361
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	59,000	390,694
Wuxi Biologics Cayman, Inc. (144A) (a)	16,000	293,167
Xiaomi Corp. - Class B (144A) (a)	222,600	369,307
Yadea Group Holdings, Ltd. (144A) (a)	82,000	56,639
Yuexiu Property Co., Ltd.	2,018,000	359,624
Yuexiu Transport Infrastructure, Ltd.	184,000	129,098
Yum China Holdings, Inc.	27,100	1,302,697
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	43,400	94,013
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	512,700	633,981
Zhejiang Juhua Co., Ltd. Class A	230,000	224,239
Zhongsheng Group Holdings, Ltd.	82,000	457,550
ZTE Corp. - Class H	63,000	192,975
ZTO Express Cayman, Inc. (ADR)	3,400	124,814

		129,072,095

Colombia—0.3%
Ecopetrol S.A.	1,446,141	798,494
Interconexion Electrica S.A. ESP	16,002	80,053

		878,547

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Czech Republic—0.1%
Komercni Banka A/S (a)	1,624	$37,753
Moneta Money Bank (144A)	68,553	154,808
O2 Czech Republic A.S.	10,748	99,243
Philip Morris CR A/S	106	59,439

		351,243

Egypt—0.1%
Eastern Co. S.A.E.	103,095	80,483
Egyptian Financial Group-Hermes Holding Co. (a)	82,940	71,043
ElSewedy Electric Co.	211,031	86,854

		238,380

Greece—0.3%
Hellenic Telecommunications Organization S.A.	53,348	726,660
JUMBO S.A.	8,980	161,922
OPAP S.A.	20,195	192,362

		1,080,944

Hong Kong—0.4%
Bosideng International Holdings, Ltd.	780,000	241,829
Kingboard Laminates Holdings, Ltd.	212,000	212,731
Sino Biopharmaceutical, Ltd.	360,000	679,016
Vinda International Holdings, Ltd.	11,000	39,272
WH Group, Ltd. (144A)	87,500	75,091
Xinyi Glass Holdings, Ltd.	184,000	226,313

		1,474,252

Hungary—0.1%
Magyar Telekom Telecommunications plc	42,755	51,956
MOL Hungarian Oil & Gas plc (a)	2,946	17,429
OTP Bank (a)	1,526	53,447
Richter Gedeon Nyrt	12,504	258,915

		381,747

India—1.1%
Dr Reddy’s Laboratories, Ltd. (ADR)	17,200	911,772
Infosys, Ltd. (ADR)	236,700	2,286,522
Vedanta, Ltd. (ADR)	24,500	137,445
Wipro, Ltd. (ADR) (b)	104,900	347,219

		3,682,958

Indonesia—1.2%
Adaro Energy Tbk PT	2,828,200	197,234
Astra International Tbk PT	802,000	269,642
Bank Central Asia Tbk PT	467,800	932,915
Bank Rakyat Indonesia Persero Tbk PT	5,188,400	1,107,588
Gudang Garam Tbk PT	78,800	260,283
Indofood CBP Sukses Makmur Tbk PT (a)	376,300	246,377
Indofood Sukses Makmur Tbk PT (a)	1,114,400	509,355
Telekomunikasi Indonesia Persero Tbk PT (ADR) (b)	26,900	588,572

		4,111,966

Malaysia—1.6%
AMMB Holdings Bhd	207,700	151,298

Malaysia—(Continued)
Astro Malaysia Holdings Bhd	472,500	91,980
Berjaya Sports Toto Bhd	108,600	55,996
Bermaz Auto Bhd	226,200	78,755
Carlsberg Brewery Malaysia Bhd	52,800	307,675
Fraser & Neave Holdings Bhd	9,300	70,550
Genting Malaysia Bhd	740,000	440,182
Heineken Malaysia Bhd	11,400	60,319
Hong Leong Financial Group Bhd	30,700	94,436
KLCCP Stapled Group	38,700	71,927
Kossan Rubber Industries	95,400	190,737
MISC Bhd	362,400	648,670
Petronas Gas Bhd	48,300	190,567
Public Bank Bhd	33,400	129,212
RHB Bank Bhd	551,800	620,299
Sime Darby Bhd	452,300	228,640
Supermax Corp. Bhd (a)	533,656	1,004,617
Telekom Malaysia Bhd	277,600	270,070
Tenaga Nasional Bhd	202,400	549,798
YTL Power International Bhd	302,000	47,425

		5,303,153

Mexico—1.8%
America Movil S.A.B. de C.V.	2,917,600	1,874,870
Arca Continental S.A.B. de C.V.	27,900	122,479
Bolsa Mexicana de Valores S.A.B. de C.V.	41,700	78,141
Concentradora Fibra Danhos S.A. de C.V.	45,400	42,725
Corp. Inmobiliaria Vesta S.A.B. de C.V.	84,600	126,286
Fibra Uno Administracion S.A. de C.V.	385,200	304,681
Fomento Economico Mexicano S.A.B. de C.V.	32,700	202,976
Gruma S.A.B. de C.V.	74,680	809,492
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	8,000	57,750
Grupo Herdez S.A.B. de C.V.	24,400	35,988
Grupo Mexico S.A.B. de C.V. - Series B	220,400	512,056
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	277,700	432,900
Orbia Advance Corp. S.A.B. de C.V.	220,700	326,184
Wal-Mart de Mexico S.A.B. de C.V.	494,100	1,181,695

		6,108,223

Peru—0.3%
Credicorp, Ltd.	6,800	908,956

Philippines—0.6%
Aboitiz Power Corp.	273,300	148,477
Altus Property Ventures, Inc. (a)	2,539	2,120
BDO Unibank, Inc.	54,710	107,943
Cebu Air, Inc. (a)	43,420	34,479
Filinvest Land, Inc.	2,072,000	41,297
Globe Telecom, Inc.	9,140	377,792
International Container Terminal Services, Inc.	119,770	247,929
JG Summit Holdings, Inc.	50,320	65,787
Manila Electric Co.	38,630	208,510
PLDT, Inc.	14,800	369,286
Robinsons Land Corp.	131,900	46,533
Semirara Mining & Power Corp.	284,500	72,713
SM Prime Holdings, Inc.	282,800	178,888

		1,901,754

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Poland—0.5%
Asseco Poland S.A.	7,182	$119,774
Bank Polska Kasa Opieki S.A.	21,026	285,937
Cyfrowy Polsat S.A.	52,800	350,852
Dino Polska S.A. (144A) (a)	1,478	74,898
Eurocash S.A. (a)	12,271	53,701
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,388	36,984
Powszechny Zaklad Ubezpieczen S.A.	98,711	721,399

		1,643,545

Qatar—0.7%
Masraf Al Rayan QSC	211,590	222,066
Ooredoo QPSC	181,110	324,873
Qatar Electricity & Water Co. QSC	39,194	170,237
Qatar Gas Transport Co., Ltd.	222,590	159,787
Qatar International Islamic Bank QSC	49,090	109,588
Qatar Islamic Bank SAQ	86,509	374,974
Qatar National Bank QPSC	220,762	1,055,652

		2,417,177

Russia—3.0%
Gazprom PJSC (ADR)	272,132	1,465,643
Globaltrans Investment plc (GDR)	41,504	223,484
Lukoil PJSC (ADR)	34,955	2,591,073
MMC Norilsk Nickel PJSC (ADR)	55,871	1,460,689
Mobile TeleSystems PJSC (ADR)	70,100	644,219
Novatek PJSC (GDR)	1,117	158,579
Novolipetsk Steel PJSC (GDR)	14,597	289,667
Sberbank of Russia PJSC (ADR) (a)	183,424	2,083,860
Severstal PAO (GDR)	46,340	559,892
Tatneft PJSC (ADR) (a)	6,122	285,412
X5 Retail Group NV (GDR)	10,416	368,231

		10,130,749

Saudi Arabia—2.4%
Abdullah Al Othaim Markets Co.	20,630	615,060
Advanced Petrochemical Co.	27,434	389,190
Al Rajhi Bank	55,824	842,785
Alinma Bank (a)	213,344	827,502
Almarai Co. JSC	19,474	270,321
Arab National Bank	57,404	290,934
Arriyadh Development Co.	105,777	416,349
Bank Al-Jazira	77,913	234,839
Banque Saudi Fransi	24,704	188,146
Leejam Sports Co. JSC	4,056	63,474
Mobile Telecommunications Co. Saudi Arabia (a)	161,614	488,785
Mouwasat Medical Services Co.	3,624	87,277
National Commercial Bank	41,292	410,291
National Gas & Industrialization Co.	6,198	46,936
National Medical Care Co.	3,401	38,197
Qassim Cement Co. (The)	9,672	154,817
Riyad Bank	70,286	316,110
Saudi Airlines Catering Co.	8,983	185,451
Saudi Basic Industries Corp.	23,090	542,613
Saudi Ground Services Co.	13,826	103,815
Saudi Industrial Investment Group	46,928	252,875

Saudi Arabia—(Continued)
Saudi Telecom Co.	19,522	515,479
Saudia Dairy & Foodstuff Co.	4,344	191,168
United International Transportation Co.	34,774	282,874
Yanbu National Petrochemical Co.	30,896	421,958

		8,177,246

Singapore—0.2%
BOC Aviation, Ltd. (144A)	87,700	563,262

South Africa—3.5%
Absa Group, Ltd.	9,060	44,510
Anglo American Platinum, Ltd.	4,152	299,782
AngloGold Ashanti, Ltd.	7,036	206,596
Aspen Pharmacare Holdings, Ltd. (a)	38,237	316,155
Astral Foods, Ltd.	21,114	177,574
AVI, Ltd.	10,674	43,385
Coronation Fund Managers, Ltd.	100,826	232,346
Gold Fields, Ltd.	47,784	451,750
Impala Platinum Holdings, Ltd.	54,355	363,072
Imperial Logistics, Ltd.	11,920	27,007
Kumba Iron Ore, Ltd.	18,684	498,988
Life Healthcare Group Holdings, Ltd.	730,508	708,584
Momentum Metropolitan Holdings	179,343	181,928
Motus Holdings, Ltd. (a)	39,833	70,540
MTN Group, Ltd.	44,989	136,865
Naspers, Ltd. - N Shares	26,112	4,763,620
Netcare, Ltd.	365,215	286,965
Old Mutual, Ltd.	303,999	210,817
Pick n Pay Stores, Ltd.	7,065	20,752
Reunert, Ltd.	45,892	90,281
Sanlam, Ltd.	48,169	163,544
Shoprite Holdings, Ltd.	50,807	312,113
Sibanye Stillwater, Ltd. (a)	78,187	170,152
SPAR Group, Ltd. (The)	26,785	264,800
Standard Bank Group, Ltd.	47,949	288,601
Tiger Brands, Ltd.	39,075	401,605
Truworths International, Ltd.	84,139	164,819
Vodacom Group, Ltd. (b)	68,934	488,248
Woolworths Holdings, Ltd.	162,141	309,126

		11,694,525

South Korea—11.0%
AmorePacific Group	2,887	125,102
Celltrion, Inc. (a)	1,887	483,533
Cheil Worldwide, Inc.	21,303	294,064
Chong Kun Dang Pharmaceutical Corp.	3,302	297,751
CJ Corp.	1,059	76,672
CJ ENM Co., Ltd.	1,840	170,711
Com2uSCorp	3,035	298,879
Coway Co., Ltd.	2,270	137,247
Daelim Industrial Co., Ltd.	3,624	250,271
Daishin Securities Co., Ltd.	20,638	167,166
Dong-A ST Co., Ltd.	1,121	80,871
Doosan Bobcat, Inc.	3,123	69,232
E-Mart, Inc.	3,035	268,397
Green Cross Corp.	1,697	210,213

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—(Continued)
Green Cross Holdings Corp.	3,469	$69,632
GS Home Shopping, Inc.	2,473	225,899
GS Retail Co., Ltd.	4,213	128,613
Handsome Co., Ltd.	1,122	33,052
Hansol Paper Co., Ltd.	5,075	59,356
Huchems Fine Chemical Corp.	13,995	184,936
Hyosung TNC Co., Ltd.	513	48,203
Hyundai Glovis Co., Ltd.	5,203	443,478
Hyundai Home Shopping Network Corp.	3,308	177,447
Hyundai Mobis Co., Ltd.	5,783	922,683
Hyundai Motor Co.	10,653	875,602
Il Dong Pharmaceutical Co., Ltd. (a)	3,521	44,269
Kangwon Land, Inc.	14,367	259,176
KB Financial Group, Inc.	36,966	1,056,952
KEPCO Plant Service & Engineering Co., Ltd.	10,900	263,176
Kia Motors Corp.	32,177	867,674
KIWOOM Securities Co., Ltd.	3,269	239,091
Korea Investment Holdings Co., Ltd.	2,221	82,125
Korea Real Estate Investment & Trust Co., Ltd.	29,637	42,175
Korean Reinsurance Co.	16,121	99,331
KT&G Corp.	15,466	1,010,669
Kumho Petrochemical Co., Ltd.	5,407	337,893
LG Chem, Ltd.	2,323	959,768
LG Electronics, Inc.	18,984	1,007,699
LG Household & Health Care, Ltd.	60	67,126
LG Innotek Co., Ltd.	6,446	946,749
LS Electric Co., Ltd.	4,059	163,303
NAVER Corp.	4,089	917,028
Netmarble Corp. (144A) (a)	1,348	113,318
NH Investment & Securities Co., Ltd.	29,882	207,773
OptoElectronics Solutions Co., Ltd.	8,577	337,013
Partron Co., Ltd.	21,388	159,336
POSCO	3,071	444,094
Samjin Pharmaceutical Co., Ltd.	5,071	114,852
Samsung C&T Corp.	3,337	325,168
Samsung Electro-Mechanics Co., Ltd.	8,251	895,314
Samsung Electronics Co., Ltd.	282,934	12,542,218
Samsung Engineering Co., Ltd. (a)	73,683	761,492
Samsung SDI Co., Ltd.	843	257,815
Samsung Securities Co., Ltd.	12,573	278,637
Shinhan Financial Group Co., Ltd.	41,414	989,426
Shinsegae, Inc.	411	76,189
SK Holdings Co., Ltd.	4,529	1,109,228
SK Hynix, Inc.	39,038	2,792,639
Soulbrain Holdings Co., Ltd. (c) (d)	9,253	737,717

		36,605,443

Taiwan—12.2%
Asia Vital Components Co., Ltd.	157,000	221,644
Bioteque Corp.	17,000	90,592
Catcher Technology Co., Ltd.	41,000	307,845
Cathay Financial Holding Co., Ltd.	903,251	1,279,364
Cheng Uei Precision Industry Co., Ltd.	88,000	118,637
Chinatrust Financial Holding Co., Ltd.	1,909,000	1,313,706
Chipbond Technology Corp.	187,000	406,738
ChipMOS Technologies, Inc.	391,000	447,103

Taiwan—(Continued)
Chong Hong Construction Co., Ltd.	35,000	102,793
Chunghwa Telecom Co., Ltd. (ADR)	7,100	279,527
Compeq Manufacturing Co., Ltd.	234,000	376,833
Elan Microelectronics Corp.	28,000	114,118
Far Eastern Department Stores, Ltd.	265,000	223,336
Far Eastern International Bank	152,000	57,056
Far Eastern New Century Corp.	78,000	73,606
First Financial Holding Co., Ltd.	1,337,060	1,024,088
Formosa Taffeta Co., Ltd.	209,000	257,457
Fubon Financial Holding Co., Ltd.	734,000	1,089,921
Great Wall Enterprise Co., Ltd.	55,000	79,379
Hon Hai Precision Industry Co., Ltd.	702,000	2,048,983
Huaku Development Co., Ltd.	14,000	39,903
Inventec Corp.	298,000	254,945
King Yuan Electronics Co., Ltd.	116,000	134,742
King’s Town Bank Co., Ltd.	128,000	155,300
Kung Long Batteries Industrial Co., Ltd.	7,000	35,152
Largan Precision Co., Ltd.	2,000	275,997
Lite-On Technology Corp.	438,000	690,434
Lotes Co., Ltd.	17,000	217,427
MediaTek, Inc.	47,000	919,594
Mega Financial Holding Co., Ltd.	704,000	736,086
Nantex Industry Co., Ltd.	46,000	60,883
Nien Made Enterprise Co., Ltd.	18,000	174,868
Novatek Microelectronics Corp.	112,000	863,883
Pegatron Corp.	334,000	722,919
Phison Electronics Corp.	34,000	337,575
Pou Chen Corp.	628,000	611,513
Powertech Technology, Inc.	189,000	683,731
President Chain Store Corp.	44,000	441,920
Shinkong Synthetic Fibers Corp.	188,000	71,529
Silicon Motion Technology Corp. (ADR)	4,600	224,342
Simplo Technology Co., Ltd.	24,000	259,318
SinoPac Financial Holdings Co., Ltd.	2,101,000	770,785
Syncmold Enterprise Corp.	27,000	73,883
Taishin Financial Holding Co., Ltd.	1,730,000	780,906
Taiwan Cement Corp.	347,556	502,560
Taiwan Hon Chuan Enterprise Co., Ltd.	38,000	71,091
Taiwan PCB Techvest Co., Ltd.	47,000	55,474
Taiwan Semiconductor Manufacturing Co., Ltd.	1,438,000	15,216,974
Taiwan Styrene Monomer	231,000	128,087
Teco Electric and Machinery Co., Ltd.	127,000	116,310
Test Research, Inc.	28,000	51,332
Tong Yang Industry Co., Ltd.	16,245	20,043
Tripod Technology Corp.	148,000	655,299
TXC Corp.	52,000	112,730
Uni-President Enterprises Corp.	514,000	1,240,282
United Integrated Services Co., Ltd.	99,000	672,798
United Microelectronics Corp.	482,000	259,303
Wistron Corp.	444,000	537,168
Yuanta Financial Holding Co., Ltd.	1,629,000	960,676
Zhen Ding Technology Holding, Ltd.	133,000	577,533

		40,628,021

Thailand—2.3%
Advanced Info Service PCL	6,900	41,301

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Thailand—(Continued)
Advanced Info Service PCL (NVDR)	68,700	$411,339
Carabao Group PCL - Class F	44,000	148,055
Charoen Pokphand Foods PCL (NVDR)	377,000	387,277
Chularat Hospital PCL Class F	4,814,500	383,197
CP ALL PCL (NVDR) (a)	57,900	126,970
CPN Retail Growth Leasehold REIT	329,500	277,182
Delta Electronics Thailand PCL	39,500	68,693
Electricity Generating PCL (NVDR)	67,100	537,183
GFPT PCL	240,200	101,030
Major Cineplex Group PCL	256,300	124,387
PTT Exploration & Production PCL (NVDR)	305,300	908,244
PTT Global Chemical PCL (NVDR)	323,200	484,714
PTT PCL	1,105,100	1,349,754
PTT PCL (NVDR)	79,300	96,856
Quality Houses PCL (NVDR)	4,946,900	358,734
Siam Cement PCL (The)	42,800	509,598
SPCG PCL	70,100	36,969
Thai Union Group PCL (NVDR)	895,900	374,351
Thai Vegetable Oil PCL (NVDR)	199,800	169,763
Thanachart Capital PCL	359,200	412,573
Tisco Financial Group PCL (NVDR)	242,200	546,537

		7,854,707

Turkey—0.7%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	35,779	111,255
Coca-Cola Icecek A/S	38,542	243,967
Ford Otomotiv Sanayi A/S	53,918	557,577
KOC Holding A/S	80,311	210,843
Tofas Turk Otomobil Fabrikasi A/S	82,943	320,560
Turk Telekomunikasyon A/S (a)	182,643	216,030
Turkcell Iletisim Hizmetleri A/S	238,948	573,005

		2,233,237

United Arab Emirates—0.5%
Abu Dhabi Islamic Bank PJSC	135,223	136,553
Air Arabia PJSC	263,945	88,941
Aldar Properties PJSC	369,149	179,065
Dubai Islamic Bank PJSC	511,564	532,455
Emirates Telecommunications Group Co. PJSC	146,461	659,083

		1,596,097

United States—0.1%
JBS S.A.	56,400	219,352

Total Common Stocks (Cost $302,265,176)		295,431,602

Mutual Fund—6.8%

India—6.8%
iShares MSCI India ETF (b) (Cost $27,712,087)	788,000	22,867,760

Preferred Stocks—1.6%
Security Description	Shares/ Principal Amount*	Value

Brazil—0.9%
Banco Bradesco S.A.	141,300	537,855
Itausa S.A.	427,800	754,418
Lojas Americanas S.A.	17,000	100,598
Petroleo Brasileiro S.A.	283,700	1,124,241
Randon S.A. Implementos e Participacoes	156,700	276,914
Telefonica Brasil S.A.	52,800	466,337

		3,260,363

Chile—0.1%
Embotelladora Andina S.A.	126,103	308,579

South Korea—0.6%
Samsung Electronics Co., Ltd.	49,398	1,929,100

Total Preferred Stocks (Cost $5,579,180)		5,498,042

Short-Term Investment—2.4%

Mutual Fund—2.4%
AIM STIT-STIC Prime Portfolio	7,955,529	7,955,529

Total Short-Term Investments (Cost $7,955,759)		7,955,529

Securities Lending Reinvestments (e)—7.6%

Repurchase Agreements—0.5%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $200,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $204,000.	200,000	200,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $100,000; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $102,000.	100,000	100,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $1,247,588; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $1,272,538.	1,247,586	1,247,586

		1,547,586

Mutual Funds—7.1%
BlackRock Liquidity Funds, Institutional Shares 0.100% (f)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (f)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (f)	4,100,000	4,100,000

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (f)	1,000,000	$1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (f)	1,500,000	1,500,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (f)	3,000,000	3,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (f)	4,000,000	4,000,000

		23,600,000

Total Securities Lending Reinvestments (Cost $25,147,586)		25,147,586

Total Investments—106.8% (Cost $368,659,788)		356,900,519
Other assets and liabilities (net)—(6.8)%		(22,736,428)

Net Assets—100.0%		$334,164,091

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $25,415,752 and the collateral received consisted of cash in the amount of $25,147,586 and non-cash collateral with a value of $1,155,964. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.2% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $3,348,963, which is 1.0% of net assets.

Ten Largest Industries as of June 30, 2020 (Unaudited)	% of Net Assets
Banks	12.1
Internet & Direct Marketing Retail	11.0
Interactive Media & Services	7.5
Semiconductors & Semiconductor Equipment	6.8
Technology Hardware, Storage & Peripherals	5.5
Oil, Gas & Consumable Fuels	4.6
Insurance	3.3
Wireless Telecommunication Services	2.5
Metals & Mining	2.5
Real Estate Management & Development	2.4

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation
MSCI Emerging Markets Index Mini Futures	09/18/20	201	USD	9,906,285	$96,852

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$278,725	$—	$—	$278,725
Brazil	14,574,406	—	—	14,574,406
Canada	143,640	—	—	143,640
Chile	1,177,252	—	—	1,177,252
China	35,510,900	93,561,195	—	129,072,095
Colombia	878,547	—	—	878,547
Czech Republic	—	351,243	—	351,243
Egypt	—	238,380	—	238,380
Greece	—	1,080,944	—	1,080,944
Hong Kong	—	1,474,252	—	1,474,252
Hungary	—	381,747	—	381,747
India	3,682,958	—	—	3,682,958
Indonesia	588,572	3,523,394	—	4,111,966
Malaysia	—	5,303,153	—	5,303,153
Mexico	6,108,223	—	—	6,108,223
Peru	908,956	—	—	908,956
Philippines	2,120	1,899,634	—	1,901,754
Poland	—	1,643,545	—	1,643,545
Qatar	—	2,417,177	—	2,417,177
Russia	644,219	9,486,530	—	10,130,749
Saudi Arabia	—	8,177,246	—	8,177,246
Singapore	—	563,262	—	563,262
South Africa	—	11,694,525	—	11,694,525
South Korea	—	35,867,726	737,717	36,605,443
Taiwan	503,869	40,124,152	—	40,628,021
Thailand	3,936,872	3,917,835	—	7,854,707
Turkey	—	2,233,237	—	2,233,237
United Arab Emirates	—	1,596,097	—	1,596,097
United States	219,352	—	—	219,352
Total Common Stocks	69,158,611	225,535,274	737,717	295,431,602
Total Mutual Fund*	22,867,760	—	—	22,867,760
Preferred Stocks
Brazil	3,260,363	—	—	3,260,363
Chile	308,579	—	—	308,579
South Korea	—	1,929,100	—	1,929,100
Total Preferred Stocks	3,568,942	1,929,100	—	5,498,042
Total Short-Term Investment*	7,955,529	—	—	7,955,529
Securities Lending Reinvestments
Repurchase Agreements	—	1,547,586	—	1,547,586
Mutual Funds	23,600,000	—	—	23,600,000
Total Securities Lending Reinvestments	23,600,000	1,547,586	—	25,147,586
Total Investments	$127,150,842	$229,011,960	$737,717	$356,900,519

Collateral for Securities Loaned (Liability)	$—	$(25,147,586)	$—	$(25,147,586)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$96,852	$—	$—	$96,852

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

Transfer from Level 2 to level 3 in the amount of $792,151 was due to a trading halt on the security’s exchange which resulted in the lack of observable inputs.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$356,900,519
Cash denominated in foreign currencies (c)	525,936
Cash collateral for futures contracts	1,065,300
Receivable for:
Fund shares sold	6,423
Dividends	1,322,308

Total Assets	359,820,486
Liabilities
Due to custodian	1,676
Collateral for securities loaned	25,147,586
Payables for:
Fund shares redeemed	82,490
Variation margin on futures contracts	42,187
Accrued Expenses:
Management fees	147,141
Administration fees	5,068
Custodian fees	141,720
Distribution and service fees	301
Deferred trustees’ fees	16,555
Other expenses	71,671

Total Liabilities	25,656,395

Net Assets	$334,164,091

Net Assets Consist of:
Paid in surplus	$367,679,741
Distributable earnings (Accumulated losses)	(33,515,650)

Net Assets	$334,164,091

Net Assets
Class A	$332,736,352
Class B	1,427,739
Capital Shares Outstanding*
Class A	37,060,577
Class B	159,311
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$8.98
Class B	8.96

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $368,659,788.
(b)	Includes securities loaned at value of $25,415,752.
(c)	Identified cost of cash denominated in foreign currencies was $526,963.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$4,482,895
Securities lending income	16,828

Total investment income	4,499,723
Expenses
Management fees	867,034
Administration fees	13,361
Custodian and accounting fees	133,728
Distribution and service fees—Class B	1,499
Audit and tax services	36,028
Legal	22,965
Trustees’ fees and expenses	13,815
Shareholder reporting	9,945
Insurance	1,331
Miscellaneous	11,686

Total expenses	1,111,392

Net Investment Income	3,388,331

Net Realized and Unrealized Loss
Net realized loss on:
Investments	(11,796,486)
Futures contracts	(1,234,706)
Foreign currency transactions	(167,996)

Net realized loss	(13,199,188)

Net change in unrealized appreciation (depreciation) on:
Investments	(29,969,867)
Futures contracts	96,852
Foreign currency transactions	(11,762)

Net change in unrealized depreciation	(29,884,777)

Net realized and unrealized loss	(43,083,965)

Net Decrease in Net Assets From Operations	$(39,695,634)

(a)	Net of foreign withholding taxes of $587,874.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(a)
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$3,388,331	$8,480,251
Net realized loss	(13,199,188)	(11,614,515)
Net change in unrealized appreciation (depreciation)	(29,884,777)	18,213,787

Increase (decrease) in net assets from operations	(39,695,634)	15,079,523

From Distributions to Shareholders
Class A	(8,861,689)	0
Class B	(37,879)	0

Total distributions	(8,899,568)	0

Increase in net assets from capital share transactions	12,661,045	355,018,725

Total increase (decrease) in net assets	(35,934,157)	370,098,248

Net Assets
Beginning of period	370,098,248	—

End of period	$334,164,091	$370,098,248

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019(a)
	Shares	Value	Shares	Value
Class A
Sales	1,088,474	$9,053,740	36,263,398	$361,439,588
Reinvestments	1,004,727	8,861,689	0	0
Redemptions	(578,677)	(5,816,127)	(717,345)	(7,344,825)

Net increase	1,514,524	$12,099,302	35,546,053	$354,094,763

Class B
Sales	81,132	$732,383	97,753	$934,424
Reinvestments	4,304	37,879	0	0
Redemptions	(22,760)	(208,519)	(1,118)	(10,462)

Net increase	62,676	$561,743	96,635	$923,962

Increase derived from capital shares transactions		$12,661,045		$355,018,725

(a)	Commencement of operations was April 29, 2019.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31,
			2019(a)
Net Asset Value, Beginning of Period	$10.38		$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.09		0.24	(c)
Net realized and unrealized gain (loss)	(1.24)		0.14

Total income (loss) from investment operations	(1.15)		0.38

Less Distributions
Distributions from net investment income	(0.25)		0.00

Total distributions	(0.25)		0.00

Net Asset Value, End of Period	$8.98		$10.38

Total Return (%) (d)	(11.08	)(e)	3.80	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.69	(f)	0.74	(f)(g)
Ratio of net investment income to average net assets (%)	2.11	(f)	3.69	(c)(f)
Portfolio turnover rate (%)	16	(e)	41	(e)
Net assets, end of period (in millions)	$332.7		$369.1

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31,
			2019(a)
Net Asset Value, Beginning of Period	$10.37		$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.09		0.14	(c)
Net realized and unrealized gain (loss)	(1.26)		0.23

Total income (loss) from investment operations	(1.17)		0.37

Less Distributions
Distributions from net investment income	(0.24)		0.00

Total distributions	(0.24)		0.00

Net Asset Value, End of Period	$8.96		$10.37

Total Return (%) (d)	(11.22	)(e)	3.70	(e)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%)	0.94	(f)	0.99	(f)(g)
Ratio of net investment income to average net assets (%)	2.01	(f)	2.10	(c)(f)
Portfolio turnover rate (%)	16	(e)	41	(e)
Net assets, end of period (in millions)	$1.4		$1.0

(a)	Commencement of operations was April 29, 2019.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Net investment income per share and ratio of net investment income to average net assets for Class A shares may be less than Class B or significantly more than Class B because of the timing of income received in the Portfolio.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Non-recurring expenses, associated with the launch of the Portfolio, are included in the ratio(s) on a non-annualized basis.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Emerging Markets Enhanced Index Portfolio (the “Portfolio”), which is non-diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid

BHFTI-16

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are primarily due to non-deductible 12b-1 fees. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

BHFTI-17

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Due to Custodian - Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay the Custodian at the current rate of interest charged by the Custodian for secured loans. This obligation is payable on demand to the Custodian. The Custodian has a lien on the Portfolio’s assets to the extent of any overdraft. At June 30, 2020, the Portfolio had a payment of $1,676 due to the Custodian pursuant to the foregoing arrangement. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at June 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy at June 30, 2020. The Portfolio’s average overdraft advances during the period ended June 30, 2020 were not significant.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA” ), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $1,547,586. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-18

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Secured Borrowing Transactions
Common Stocks	$(1,607,472)	$—	$—	$—	$(1,607,472)
Mutual Funds	(23,540,114)	—	—	—	(23,540,114)
Total Borrowings	$(25,147,586)	$—	$—	$—	$(25,147,586)
Gross amount of recognized liabilities for secured borrowing transactions					$(25,147,586)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value
Equity	Unrealized appreciation on futures contracts (a)	$96,852

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Equity
Futures contracts	$(1,234,706)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Equity
Futures contracts	$96,852

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$8,472,721

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

BHFTI-19

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

Foreign Investment Risk: The investments by the Portfolio in foreign securities involve risks not present in domestic investments. Because securities may be denominated in foreign currencies, may require settlement in foreign currencies and may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

BHFTI-20

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$49,639,486	$0	$53,903,488

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$867,034	0.550%	First $250 million
	0.500%	Next $250 million
	0.450%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average

BHFTI-21

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$368,855,690

Gross unrealized appreciation	31,025,645
Gross unrealized depreciation	(42,883,964)

Net unrealized appreciation (depreciation)	$(11,858,319)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$8,755,120	$—	$18,017,887	$(11,675,637)	$15,097,370

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $11,675,637.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-22

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-23

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the SSGA Growth and Income ETF Portfolio returned -5.13%, -5.27%, and -5.14%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned -6.25%. The Portfolio’s composite benchmark, the SSGA Growth & Income Composite Index2, returned -3.56%.

MARKET ENVIRONMENT / CONDITIONS

It may be difficult to recall, but at the very start of the year stock markets were still in a reasonably good mood. Notwithstanding some geopolitical turbulence between the United States and Iran, global equity markets marched upwards until the end of January, when concerns around the spread of COVID-19 from China began to negatively affect risk sentiment. But the early stages of risk aversion were fleeting as the People’s Bank of China stepped in to support market liquidity and financial stability and the US ISM Index (measures manufacturing activity based on a monthly survey, conducted by Institute for Supply Management) jumped above 50 for the first time since July 2019. Equity markets continued to advance, and many markets notched all-time highs in mid-February. That said, little in the way of diagnostics is needed to ascertain the source of the havoc that was wreaked upon capital markets by the end of the first quarter. The spread of the Coronavirus Disease 2019 (“COVID-19”) served as the proximate source, but it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage was staggering, with miasmic milestones turning up in every corner of financial markets. LIBOR (the London Interbank Offered Rate is a benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans) exhibited its sharpest jump since the Global Financial Crisis. The yield on the 10-Year U.S. Treasury note slid below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). The S&P 500 Index registered its third worst daily loss ever on March 16 – outpaced in infamy only by October 19, 1987, and October 28, 1929. And in terms of volatility, the VIX Index surged to its highest reading ever during the depths of the sell-off.

With markets writhing by mid-March, policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time – helping jump start both credit and equity markets alike. Oil prices rallied back sharply from the lows recorded early in the quarter on demand recovery and coordinated supply cuts by OPEC+ countries. However, the U.S. dollar weakened in late-May and June amid improved economic sentiment and reversed the gains it accrued in March. On the other hand, sovereign bond yields of developed markets stabilized at low levels amid the accommodative quantitative easing programs of central banks. Policymakers delivered on multiple fronts in the context of the persistence and spread of the pandemic and supporting the economy. Early in the quarter, governments worldwide imposed lockdowns, shuttered businesses, closed borders and ramped up large scale-testing in varying degrees. Monetary policy stimulus followed suit with central banks introducing a variety of liquidity programs, opening a range of swap lines and launching targeted asset purchase programs. On the fiscal side, efforts were delayed but were substantive with advanced economies announcing $9 trillion in support overall. In general, the stimulus programs announced during the quarter were broad based and targeted. For instance, central banks waded into the credit markets with an aim to stabilize corporate financing and governments announced direct allocation to affected households and businesses. Details of further fiscal packages are still evolving but key central banks have committed to near zero interest rates through 2022.

Economic indicators collapsed globally during the first half of the period. The U.S. alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggests economic activity troughed in April. U.S. labor market, retail sales and manufacturing data rebounded strongly in May. The NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. Euro area Composite Purchasing Managers’ Index (“PMI”) also rebounded in June, led by a recovery in services PMI. Complemented by a normalization in production activity, China’s macro data confirmed the news flow, led by domestic demand recovery in infrastructure, real estate and auto sectors. China’s exports have also been resilient in the second quarter. Despite the near stall in productivity and unprecedented volatility in equity markets, the S&P 500 Index finished the first half of 2020 down only 3.1%. Year to date, international markets, as measured by the MSCI World ex-U.S. Index were down 11.5% while the Bloomberg Barclays U.S. Aggregate Bond Index was up 6.1%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio delivered absolute returns of -5.13% in the first half of 2020, trailing its composite benchmark. The negative relative return was driven by primarily by asset allocation decisions, as the Portfolio did benefit from several ETFs trading at a premium relative to their respective benchmarks. With a meaningful bifurcation of returns across given asset classes held across the Portfolio, a broad underweight to investment grade fixed income securities provided the biggest drag on benchmark relative performance. Government bonds enjoyed strong returns as investors sought safety in the face of mounting economic concerns. Returns were also negatively impacted by holdings across commodities, where a swift deterioration in supply and demand fundamentals brought on by the virus drove prices lower for the period. In equities, which were the hardest hit, an overweight position in European stocks also weighed on overall returns.

BHFTI-1

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

On the positive side, sector positioning within U.S. equities benefitted relative returns. A consistent position in technology stocks worked well, as technology generally saw a less significant impact to growth prospects as a result of the virus. Timely positions in real estate and health care stocks also helped marginally. Outside of equities, an overweight to high yield bonds later in the period helped returns, as fed liquidity facilities helped ease credit conditions. Lastly, with overall returns negative for the Portfolio, the allocation to cash was a positive for returns.

To end the period, the Portfolio was positioned with a modest overweight to investment grade and high yield credit funded from an underweight to U.S. aggregate bonds. While slightly underweight equities in total, we maintained overweight positions in U.S. large cap and European and emerging market stocks offset by underweights in REITs and Pacific equities.

Mike Martel

Tim Furbush

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The SSGA Growth and Income Composite Index is computed by SSGA, consisting of 30% S&P 500 Index, 2% S&P MidCap 400 Index, 3% S&P 600 Index, 13% MSCI World ex-U.S. Index, 2% S&P/Citigroup World ex-U.S. Range < 2 Billion USD Index, 5% MSCI Emerging Markets IMI, 3% MSCI U.S. REIT Index, 2% Dow Jones Global ex-U.S. Select Real Estate Securities Index, 23% Bloomberg Barclays U.S. Aggregate Bond Index, 10% Bloomberg Barclays High Yield Very Liquid Index, 5% Bloomberg Barclays U.S. TIPS Index, and 2% Bloomberg Barclays 1-3 Month U.S. T-Bill Index.

BHFTI-2

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

AND THE SSGA GROWTH AND INCOME COMPOSITE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
SSGA Growth and Income ETF Portfolio
Class A	-5.13	1.22	4.93	7.53
Class B	-5.27	0.95	4.67	7.27
Class E	-5.14	1.06	4.76	7.37
MSCI ACWI (All Country World Index)	-6.25	2.11	6.45	9.16
SSGA Growth and Income Composite Index	-3.56	2.75	5.86	8.04

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	26.7
Vanguard Total Bond Market ETF	16.8
SPDR Bloomberg Barclays High Yield Bond ETF	12.0
iShares MSCI EAFE ETF	8.8
iShares Core MSCI Emerging Markets ETF	6.0
iShares TIPS Bond ETF	5.3
SPDR Portfolio Intermediate Term Corporate Bond ETF	5.2
Technology Select Sector SPDR Fund	2.1
Health Care Select Sector SPDR Fund	2.0
Vanguard FTSE Europe ETF	2.0

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	32.6
Investment Grade Fixed Income	22.0
International Developed Market Equities	13.7
High Yield Fixed Income	12.0
Investment Grade Bond	6.3
Emerging Market Equities	6.0
Real Estate Equities	2.8
U.S. Mid Cap Equities	1.9
Money Market	1.7
U.S. Small Cap Equities	0.9

BHFTI-3

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Growth and Income ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.32%	$1,000.00	$948.70	$1.55
	Hypothetical*	0.32%	$1,000.00	$1,023.27	$1.61

Class B (a)	Actual	0.57%	$1,000.00	$947.30	$2.76
	Hypothetical*	0.57%	$1,000.00	$1,022.03	$2.87

Class E (a)	Actual	0.47%	$1,000.00	$948.60	$2.28
	Hypothetical*	0.47%	$1,000.00	$1,022.53	$2.36

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—98.2% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.2%
Financial Select Sector SPDR Fund (a) (b)	1,576,622	$36,483,033
Health Care Select Sector SPDR Fund (a)	405,561	40,584,489
iShares Core MSCI Emerging Markets ETF	2,566,658	122,172,921
iShares Core S&P Mid-Cap ETF	216,864	38,562,757
iShares Core S&P Small-Cap ETF (b)	280,199	19,134,790
iShares MSCI Canada ETF (b)	772,849	20,001,332
iShares MSCI EAFE ETF (b)	2,934,435	178,619,058
iShares TIPS Bond ETF (b)	870,699	107,095,977
SPDR Bloomberg Barclays High Yield Bond ETF (a)	2,414,868	244,288,047
SPDR Dow Jones International Real Estate ETF (a) (b)	659,053	18,993,908
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	2,914,152	106,453,973
SPDR S&P 500 ETF Trust (a) (b)	1,760,879	542,984,648
SPDR S&P International Small Cap ETF (a) (b)	1,445,454	39,533,167
Technology Select Sector SPDR Fund (a) (b)	410,858	42,930,552
Vanguard FTSE Europe ETF (b)	789,213	39,721,090
Vanguard Long-Term Corporate Bond ETF (b)	200,820	21,345,158
Vanguard Real Estate ETF (b)	485,457	38,122,938
Vanguard Total Bond Market ETF	3,862,047	341,173,232

Total Mutual Funds (Cost $1,884,862,626)		1,998,201,070

Short-Term Investment—1.7%

Mutual Fund—1.7%
AIM STIT-STIC Prime Portfolio	35,930,737	35,930,737

Total Short-Term Investments (Cost $35,933,084)		35,930,737

Securities Lending Reinvestments (c)—30.4%

Certificates of Deposit—10.7%
Banco del Estado de Chile 0.230%, SOFR + 0.150%, 08/28/20 (d)	5,000,000	4,996,970
Bank of Montreal (Chicago)
0.330%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	2,000,676
0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	11,000,000	11,001,353
0.460%, FEDEFF PRV + 0.380%, 09/09/20 (d)	5,000,000	5,001,280
Bank of Nova Scotia 1.820%, 10/06/20	2,007,794	2,007,814
BNP Paribas S.A. New York
0.301%, 1M LIBOR + 0.110%, 02/12/21 (d)	6,000,000	5,996,658
0.308%, 1M LIBOR + 0.120%, 02/11/21 (d)	5,000,000	4,997,540
0.520%, 1M LIBOR + 0.340%, 10/09/20 (d)	5,000,000	5,002,545
Canadian Imperial Bank of Commerce 0.240%, FEDEFF PRV + 0.160%, 02/26/21 (d)	15,000,000	14,980,950
Cooperative Rabobank UA
0.240%, SOFR + 0.160%, 09/04/20 (d)	2,000,000	1,999,458
0.427%, 3M LIBOR + 0.050%, 02/22/21 (d)	12,000,000	11,966,640
Credit Agricole S.A.
0.310%, FEDEFF PRV + 0.230%, 01/29/21 (d)	10,000,000	10,000,000
0.500%, FEDEFF PRV + 0.420%, 07/20/20 (d)	2,000,000	2,000,356
Credit Industriel et Commercial
0.250%, FEDEFF PRV + 0.170%, 02/12/21 (d)	5,000,000	4,994,635

Certificates of Deposit—(Continued)
Credit Industriel et Commercial
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (d)	3,000,000	3,000,366
Credit Suisse AG
0.540%, SOFR + 0.460%, 11/03/20 (d)	7,000,000	7,003,430
DZ Bank AG Zero Coupon, 07/15/20	3,963,928	3,999,680
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21	5,000,000	4,987,570
0.300%, SOFR + 0.210%, 02/22/21	5,000,000	4,987,900
Mizuho Bank, Ltd. 1.560%, 07/27/20	8,000,000	8,008,336
MUFG Bank Ltd. 1.150%, 08/03/20	4,000,000	4,003,356
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,001,860
Rabobank International London 0.387%, 1M LIBOR + 0.210%, 01/08/21 (d)	6,500,000	6,483,685
Royal Bank of Canada New York
0.260%, FEDEFF PRV + 0.180%, 02/12/21 (d)	4,000,000	3,989,188
0.320%, SOFR + 0.240%, 07/08/20 (d)	5,000,000	4,999,865
0.370%, SOFR + 0.290%, 07/16/20 (d)	4,000,000	3,999,856
Standard Chartered Bank
0.230%, FEDEFF PRV + 0.150%, 08/26/20 (d)	12,000,000	11,993,172
0.240%, FEDEFF PRV + 0.160%, 08/07/20 (d)	10,000,000	9,995,570
Sumitomo Mitsui Banking Corp.
0.304%, 1M LIBOR + 0.120%, 07/28/20 (d)	7,000,000	7,000,168
0.398%, 1M LIBOR + 0.220%, 08/03/20 (d)	16,000,876	16,001,664
Svenska Handelsbanken AB 0.447%, 3M LIBOR + 0.110%, 12/03/20 (d)	8,000,000	8,002,240
Toronto-Dominion Bank 0.504%, 3M LIBOR + 0.070%, 02/16/21 (d)	5,000,000	5,015,804
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (d)	10,000,000	9,996,300
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (d)	4,000,000	4,000,000

		217,416,885

Commercial Paper—0.2%
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,998,268
Svenska Handelsbanken AB 0.277%, 1M LIBOR + 0.100%, 11/10/20 (d)	2,000,000	1,999,908

		3,998,176

Master Demand Notes—0.6%
Natixis Financial Products LLC 0.310%, OBFR + 0.230%, 07/01/20 (d)	12,000,000	12,000,000

Repurchase Agreements—5.9%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $425,804; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $434,320.	425,803	425,803

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BMO Capital Markets Repurchase Agreement dated 06/30/20 at 0.280%, due on 07/01/20 with a maturity value of $10,000,078; collateralized by various Common Stock with an aggregate market value of $11,000,086.	10,000,000	$10,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $17,491,352; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 05/31/22 - 02/15/38, and an aggregate market value of $17,841,161.	17,491,318	17,491,318
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $5,452,833.	5,000,000	5,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $7,900,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $8,058,002.	7,900,000	7,900,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $9,000,025; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $9,180,008.	9,000,000	9,000,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,700,010; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,734,009.	1,700,000	1,700,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $7,800,072; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of$8,667,389.	7,800,000	7,800,000
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
HSBC Bank plc Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $3,400,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.375%, maturity dates ranging from 08/31/20 - 02/15/47, and an aggregate market value of $3,469,398.	3,400,000	3,400,000

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $8,200,048; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $9,070,092.	8,200,000	8,200,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $15,000,088; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $16,591,631.	15,000,000	15,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $4,600,029; collateralized by various Common Stock with an aggregate market value of $5,111,950.	4,600,000	4,600,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,800,192; collateralized by various Common Stock with an aggregate market value of $4,223,072.	3,800,000	3,800,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $14,000,653; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $15,557,047.	14,000,000	14,000,000

		120,317,121

Time Deposits—1.2%
Shinkin Central Bank 0.420%, 09/04/20	10,000,000	10,000,000
Skandi NY 0.060%, 07/01/20	5,000,000	5,000,000
United of Omaha Life Insurance Co. 0.453%, 3M LIBOR + 0.140%, 07/30/20 (d)	10,000,000	10,000,000

		25,000,000

Mutual Funds—11.8%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	25,000,000	25,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	20,000,000	20,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	35,000,000	35,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	35,000,000	35,000,000

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	40,000,000	$40,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	30,000,000	30,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	30,000,000	30,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	25,000,000	25,000,000

		240,000,000

Total Securities Lending Reinvestments (Cost $618,810,041)		618,732,182

Total Investments—130.3% (Cost $2,539,605,751)		2,652,863,989
Other assets and liabilities (net)—(30.3)%		(617,605,167)

Net Assets—100.0%		$2,035,258,822

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $613,546,431 and the collateral received consisted of cash in the amount of $618,778,425 and non-cash collateral with a value of $211. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,998,201,070	$—	$—	$1,998,201,070
Total Short-Term Investment*	35,930,737	—	—	35,930,737
Securities Lending Reinvestments
Certificates of Deposit	—	217,416,885	—	217,416,885
Commercial Paper	—	3,998,176	—	3,998,176
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	120,317,121	—	120,317,121
Time Deposits	—	25,000,000	—	25,000,000
Mutual Funds	240,000,000	—	—	240,000,000
Total Securities Lending Reinvestments	240,000,000	378,732,182	—	618,732,182
Total Investments	$2,274,131,807	$378,732,182	$—	$2,652,863,989

Collateral for Securities Loaned (Liability)	$—	$(618,778,425)	$—	$(618,778,425)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,580,612,173
Affiliated investments at value (c) (d)	1,072,251,816
Receivable for:
Fund shares sold	220,350
Dividends on affiliated investments	2,376,027

Total Assets	2,655,460,366
Liabilities
Collateral for securities loaned	618,778,425
Payables for:
Fund shares redeemed	245,517
Accrued Expenses:
Management fees	514,856
Distribution and service fees	412,893
Administration fees	12,271
Custodian and accounting fees	18,500
Deferred trustees’ fees	148,279
Other expenses	70,803

Total Liabilities	620,201,544

Net Assets	$2,035,258,822

Net Assets Consist of:
Paid in surplus	$1,901,639,000
Distributable earnings (Accumulated losses)	133,619,822

Net Assets	$2,035,258,822

Net Assets
Class A	$25,556,641
Class B	2,001,434,402
Class E	8,267,779
Capital Shares Outstanding*
Class A	2,377,733
Class B	187,575,296
Class E	772,753
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.75
Class B	10.67
Class E	10.70

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $1,573,911,649.
(b)	Includes securities loaned at value of $67,301,211.
(c)	Identified cost of affiliated investments was $965,694,102.
(d)	Includes securities loaned at value of $546,245,220.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$9,945,178
Dividends from affiliated investments	12,896,614
Securities lending income	1,684,087

Total investment income	24,525,879
Expenses
Management fees	3,137,558
Administration fees	18,771
Custodian and accounting fees	18,485
Distribution and service fees—Class B	2,510,656
Distribution and service fees—Class E	6,192
Audit and tax services	20,926
Legal	23,675
Trustees’ fees and expenses	13,816
Shareholder reporting	30,755
Insurance	7,867
Miscellaneous	10,259

Total expenses	5,798,960

Net Investment Income	18,726,919

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(13,598,479)
Affiliated investments	25,480,671

Net realized gain	11,882,192

Net change in unrealized depreciation on:
Investments	(53,763,235)
Affiliated investments	(96,631,516)

Net change in unrealized depreciation	(150,394,751)

Net realized and unrealized loss	(138,512,559)

Net Decrease in Net Assets From Operations	$(119,785,640)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,726,919	$56,773,515
Net realized gain	11,882,192	71,306,630
Net change in unrealized appreciation (depreciation)	(150,394,751)	270,918,650

Increase (decrease) in net assets from operations	(119,785,640)	398,998,795

From Distributions to Shareholders
Class A	(1,656,672)	(2,060,038)
Class B	(126,276,065)	(160,986,834)
Class E	(533,426)	(622,650)

Total distributions	(128,466,163)	(163,669,522)

Increase (decrease) in net assets from capital share transactions	14,315,061	(119,469,246)

Total increase (decrease) in net assets	(233,936,742)	115,860,027

Net Assets
Beginning of period	2,269,195,564	2,153,335,537

End of period	$2,035,258,822	$2,269,195,564

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	95,257	$1,068,317	110,814	$1,300,195
Reinvestments	154,540	1,656,672	184,096	2,060,038
Redemptions	(177,064)	(2,018,140)	(432,899)	(5,035,491)

Net increase (decrease)	72,733	$706,849	(137,989)	$(1,675,258)

Class B
Sales	1,127,442	$12,279,446	1,888,743	$21,871,112
Reinvestments	11,868,051	126,276,065	14,490,265	160,986,834
Redemptions	(11,203,025)	(125,243,638)	(25,935,352)	(300,176,422)

Net increase (decrease)	1,792,468	$13,311,873	(9,556,344)	$(117,318,476)

Class E
Sales	41,105	$449,903	41,906	$483,192
Reinvestments	49,993	533,426	55,893	622,650
Redemptions	(61,277)	(686,990)	(135,554)	(1,581,354)

Net increase (decrease)	29,821	$296,339	(37,755)	$(475,512)

Increase (decrease) derived from capital shares transactions		$14,315,061		$(119,469,246)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.12		$10.93	$12.52	$11.10	$11.41	$12.62

Income (Loss) from Investment Operations
Net investment income (a)	0.12		0.32	0.29	0.29	0.31	0.28
Net realized and unrealized gain (loss)	(0.75)		1.78	(1.01)	1.49	0.34	(0.46)

Total income (loss) from investment operations	(0.63)		2.10	(0.72)	1.78	0.65	(0.18)

Less Distributions
Distributions from net investment income	(0.34)		(0.31)	(0.32)	(0.32)	(0.30)	(0.32)
Distributions from net realized capital gains	(0.40)		(0.60)	(0.55)	(0.04)	(0.66)	(0.71)

Total distributions	(0.74)		(0.91)	(0.87)	(0.36)	(0.96)	(1.03)

Net Asset Value, End of Period	$10.75		$12.12	$10.93	$12.52	$11.10	$11.41

Total Return (%) (b)	(5.13	)(c)	19.88	(6.29)	16.21	6.03	(1.77)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.32	(e)	0.32	0.32	0.32	0.32	0.31
Ratio of net investment income to average net assets (%) (f)	2.09	(e)	2.77	2.39	2.43	2.75	2.30
Portfolio turnover rate (%)	27	(c)	57	34	39	60	43
Net assets, end of period (in millions)	$25.6		$27.9	$26.7	$31.1	$28.7	$27.0

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.02		$10.84	$12.42	$11.02	$11.33	$12.53

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.29	0.25	0.25	0.27	0.25
Net realized and unrealized gain (loss)	(0.74)		1.77	(0.99)	1.48	0.35	(0.45)

Total income (loss) from investment operations	(0.64)		2.06	(0.74)	1.73	0.62	(0.20)

Less Distributions
Distributions from net investment income	(0.31)		(0.28)	(0.29)	(0.29)	(0.27)	(0.29)
Distributions from net realized capital gains	(0.40)		(0.60)	(0.55)	(0.04)	(0.66)	(0.71)

Total distributions	(0.71)		(0.88)	(0.84)	(0.33)	(0.93)	(1.00)

Net Asset Value, End of Period	$10.67		$12.02	$10.84	$12.42	$11.02	$11.33

Total Return (%) (b)	(5.27	)(c)	19.61	(6.52)	15.86	5.78	(1.96)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.57	(e)	0.57	0.57	0.57	0.57	0.56
Ratio of net investment income to average net assets (%) (f)	1.83	(e)	2.52	2.13	2.17	2.46	2.04
Portfolio turnover rate (%)	27	(c)	57	34	39	60	43
Net assets, end of period (in millions)	$2,001.4		$2,232.3	$2,118.1	$2,601.4	$2,531.1	$2,623.8

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.05		$10.88	$12.46	$11.05	$11.36	$12.57

Income (Loss) from Investment Operations
Net investment income (a)	0.11		0.30	0.27	0.26	0.28	0.26
Net realized and unrealized gain (loss)	(0.74)		1.76	(1.00)	1.49	0.35	(0.46)

Total income (loss) from investment operations	(0.63)		2.06	(0.73)	1.75	0.63	(0.20)

Less Distributions
Distributions from net investment income	(0.32)		(0.29)	(0.30)	(0.30)	(0.28)	(0.30)
Distributions from net realized capital gains	(0.40)		(0.60)	(0.55)	(0.04)	(0.66)	(0.71)

Total distributions	(0.72)		(0.89)	(0.85)	(0.34)	(0.94)	(1.01)

Net Asset Value, End of Period	$10.70		$12.05	$10.88	$12.46	$11.05	$11.36

Total Return (%) (b)	(5.14	)(c)	19.57	(6.39)	16.02	5.87	(1.93)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (d)	0.47	(e)	0.47	0.47	0.47	0.47	0.46
Ratio of net investment income to average net assets (%) (f)	1.94	(e)	2.62	2.25	2.25	2.54	2.11
Portfolio turnover rate (%)	27	(c)	57	34	39	60	43
Net assets, end of period (in millions)	$8.3		$9.0	$8.5	$9.7	$9.6	$10.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(e)	Computed on an annualized basis.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Growth and Income ETF Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, Standard and Poors Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFsTM of the Vanguard® Index Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. The NAV of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Investments in registered open-end management investment companies are valued at reported NAV per share and are categorized as Level 1 within the fair value hierarchy.

BHFTI-13

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $120,317,121. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

BHFTI-14

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio and the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio and the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio and the Underlying ETFs manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio and the Underlying ETFs restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Portfolio and the Underlying ETFs undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and

BHFTI-15

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and the Underlying ETFs in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$553,823,050	$0	$647,033,032

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$3,137,558	0.330%	First $500 million
	0.300%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of

BHFTI-16

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of June 30, 2020
Consumer Staples Select Sector SPDR Fund	$—	$38,613,925	$(38,388,996)	$(224,929)	$—	$—
Financial Select Sector SPDR Fund	46,216,539	6,786,300	(5,677,684)	(797,595)	(10,044,527)	36,483,033
Health Care Select Sector SPDR Fund	45,750,317	47,526,047	(51,085,891)	2,860,398	(4,466,382)	40,584,489
Real Estate Select Sector SPDR Fund	—	45,777,501	(48,583,421)	2,805,920	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	294,199,465	48,274,967	(77,566,424)	(8,847,687)	(11,772,274)	244,288,047
SPDR Dow Jones International Real Estate ETF	42,538,278	9,160,279	(20,679,576)	(7,171,113)	(4,853,960)	18,993,908
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	102,710,117	—	—	3,743,855	106,453,972
SPDR S&P 500 ETF Trust	642,275,814	17,908,925	(90,011,883)	33,015,737	(60,203,945)	542,984,648
SPDR S&P International Small Cap ETF	45,517,331	4,455,974	(3,960,256)	(301,892)	(6,177,990)	39,533,167
Technology Select Sector SPDR Fund	47,477,543	41,725,715	(47,558,245)	4,141,832	(2,856,293)	42,930,552

	$1,163,975,287	$362,939,750	$(383,512,376)	$25,480,671	$(96,631,516)	$1,072,251,816

	Income earned from affiliates during the period	Number of shares held at June 30, 2020
Consumer Staples Select Sector SPDR Fund	$—	—
Financial Select Sector SPDR Fund	514,509	1,576,622
Health Care Select Sector SPDR Fund	340,115	405,561
SPDR Bloomberg Barclays High Yield Bond ETF	5,360,449	2,414,868
SPDR Dow Jones International Real Estate ETF	441,695	659,053
SPDR Portfolio Intermediate Term Corporate Bond ETF	335,052	2,914,152
SPDR S&P 500 ETF Trust	5,135,633	1,760,879
SPDR S&P International Small Cap ETF	475,721	1,445,454
Technology Select Sector SPDR Fund	293,440	410,858

	$12,896,614

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,549,904,199

Gross unrealized appreciation	172,453,185
Gross unrealized depreciation	(69,493,395)

Net unrealized appreciation (depreciation)	$102,959,790

BHFTI-17

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$59,416,555	$78,281,222	$104,252,967	$88,364,336	$163,669,522	$166,645,558

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$56,478,199	$72,192,816	$253,354,540	$—	$382,025,555

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-18

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-19

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the SSGA Growth ETF Portfolio returned -7.96%, -8.11%, and -7.99%, respectively. The Portfolio’s benchmark, the MSCI All Country World Index1, returned -6.25%. The Portfolio’s composite benchmark, the SSGA Growth Composite Index2, returned -6.37%.

MARKET ENVIRONMENT / CONDITIONS

It may be difficult to recall, but at the very start of the year stock markets were still in a reasonably good mood. Notwithstanding some geopolitical turbulence between the United States and Iran, global equity markets marched upwards until the end of January, when concerns around the spread of COVID-19 from China began to negatively affect risk sentiment. But the early stages of risk aversion were fleeting as the People’s Bank of China stepped in to support market liquidity and financial stability and the US ISM Index (measures manufacturing activity based on a monthly survey, conducted by Institute for Supply Management) jumped above 50 for the first time since July 2019. Equity markets continued to advance, and many markets notched all-time highs in mid-February. That said, little in the way of diagnostics is needed to ascertain the source of the havoc that was wreaked upon capital markets by the end of the first quarter. The spread of the Coronavirus Disease 2019 (“COVID-19”) served as the proximate source, but it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets. The magnitude of the damage was staggering, with miasmic milestones turning up in every corner of financial markets. LIBOR (the London Interbank Offered Rate is a benchmark interest rate at which major global banks lend to one another in the international interbank market for short-term loans) exhibited its sharpest jump since the Global Financial Crisis. The yield on the 10-Year U.S. Treasury note slid below 1% for the first time ever (as would the yield on the 30-Year U.S. Treasury bond for a brief period). The S&P 500 Index registered its third worst daily loss ever on March 16 – outpaced in infamy only by October 19, 1987, and October 28, 1929. And in terms of volatility, the VIX Index surged to its highest reading ever during the depths of the sell-off.

With markets writhing by mid-March, policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time—helping jump start both credit and equity markets alike. Oil prices rallied back sharply from the lows recorded early in the quarter on demand recovery and coordinated supply cuts by OPEC+ countries. However, the U.S. dollar weakened in late-May and June amid improved economic sentiment and reversed the gains it accrued in March. On the other hand, sovereign bond yields of developed markets stabilized at low levels amid the accommodative quantitative easing programs of central banks. Policymakers delivered on multiple fronts in the context of the persistence and spread of the pandemic and supporting the economy. Early in the quarter, governments worldwide imposed lockdowns, shuttered businesses, closed borders and ramped up large scale-testing in varying degrees. Monetary policy stimulus followed suit with central banks introducing a variety of liquidity programs, opening a range of swap lines and launching targeted asset purchase programs. On the fiscal side, efforts were delayed but were substantive with advanced economies announcing $9 trillion in support overall. In general, the stimulus programs announced during the quarter were broad based and targeted. For instance, central banks waded into the credit markets with an aim to stabilize corporate financing and governments announced direct allocation to affected households and businesses. Details of further fiscal packages are still evolving but key central banks have committed to near zero interest rates through 2022.

Economic indicators collapsed globally during the first half of the quarter. The U.S. alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggests economic activity troughed in April. U.S. labor market, retail sales and manufacturing data rebounded strongly in May. The NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. Euro area Composite Purchasing Managers’ Index (“PMI”) also rebounded in June, led by a recovery in services PMI. Complemented by a normalization in production activity, China’s macro data confirmed the news flow, led by domestic demand recovery in infrastructure, real estate and auto sectors. China’s exports have also been resilient in the second quarter. Despite the near stall in productivity and unprecedented volatility in equity markets, the S&P 500 Index finished the first half of 2020 down only 3.1%. Year to date, international markets, as measured by the MSCI World ex-U.S. Index were down 11.5% while the Bloomberg Barclays U.S. Aggregate Bond Index was up 6.1%.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio delivered absolute returns of -7.96% in the first half of 2020, trailing its composite benchmark. The negative relative return was driven by primarily by asset allocation decisions, as the Portfolio did benefit from several ETFs trading at a premium relative to their respective benchmarks. With a meaningful bifurcation of returns across given asset classes held across the Portfolio, a broad underweight to investment grade fixed income securities provided the biggest drag on benchmark relative performance. Government bonds enjoyed strong returns as investors sought safety in the face of mounting economic concerns. Returns were also negatively impacted by holdings across commodities, where a swift deterioration in supply and demand fundamentals brought on by the virus drove prices lower for the period. In equities, which were the hardest hit, an overweight position in European stocks also weighed on overall returns.

BHFTI-1

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Managed by SSGA Funds Management, Inc.

Portfolio Manager Commentary*—(Continued)

On the positive side, sector positioning within U.S. equities benefitted relative returns. A consistent position in technology stocks worked well, as technology generally saw a less significant impact to growth prospects as a result of the virus. Timely positions in real estate and health care stocks also helped marginally. Outside of equities, an overweight to high yield bonds later in the period helped returns, as fed liquidity facilities helped ease credit conditions. Lastly, with overall returns negative for the Portfolio, the allocation to cash was a positive for returns.

To end the period the Portfolio was positioned with a modest overweight to investment grade and high yield credit funded from an underweight to U.S. aggregate bonds. While slightly underweight equities in total, we maintained overweight positions in U.S. large cap and European and emerging market stocks offset by underweights in REITs and Pacific equities.

Mike Martel

Tim Furbush

Portfolio Managers

SSGA Funds Management, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of 24 developed and 21 emerging market indices. The index returns shown above were calculated with net dividends: they reflect the reinvestment of dividends after the deduction of the maximum possible withholding taxes.

2 The SSGA Growth Composite Index is computed by SSGA, consisting of 35% S&P 500 Index, 5% S&P MidCap 400 Index, 5% S&P 600 Index, 20% MSCI World ex-U.S. Index, 3% S&P/Citigroup World ex-U.S. Range < 2 Billion USD Index, 7% MSCI Emerging Markets IMI, 3% MSCI U.S. REIT Index, 2% Dow Jones Global ex-U.S. Select Real Estate Securities Index, 10% Bloomberg Barclays U.S. Aggregate Bond Index, 5% Bloomberg Barclays High Yield Very Liquid Index, 3% Bloomberg Barclays U.S. TIPS Index, and 2% Bloomberg Barclays 1-3 Month U.S. T-Bill Index.

BHFTI-2

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

A $10,000 INVESTMENT COMPARED TO THE MSCI ALL COUNTRY WORLD INDEX

AND THE SSGA GROWTH COMPOSITE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
SSGA Growth ETF Portfolio
Class A	-7.96	-0.97	4.95	8.36
Class B	-8.11	-1.16	4.68	8.10
Class E	-7.99	-1.05	4.79	8.21
MSCI ACWI (All Country World Index)	-6.25	2.11	6.45	9.16
SSGA Growth Composite Index	-6.37	0.76	5.94	8.88

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
SPDR S&P 500 ETF Trust	32.0
iShares MSCI EAFE ETF	14.8
iShares Core MSCI Emerging Markets ETF	8.1
SPDR Bloomberg Barclays High Yield Bond ETF	7.1
SPDR Portfolio Intermediate Term Corporate Bond ETF	5.3
iShares Core S&P Mid-Cap ETF	4.8
iShares TIPS Bond ETF	3.2
Vanguard Total Bond Market ETF	3.2
SPDR S&P International Small Cap ETF	2.9
iShares Core S&P Small-Cap ETF	2.8

Asset Allocation

% of Net Assets
U.S. Large Cap Equities	38.0
International Developed Market Equities	21.7
Emerging Market Equities	8.1
High Yield Fixed Income	7.1
Investment Grade Fixed Income	6.4
Investment Grade Bond	6.3
U.S. Mid Cap Equities	4.8
Real Estate Equities	2.9
U.S. Small Cap Equities	2.8
Money Market	1.9

BHFTI-3

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

SSGA Growth ETF Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.35%	$1,000.00	$920.40	$1.67
	Hypothetical*	0.35%	$1,000.00	$1,023.12	$1.76

Class B (a)	Actual	0.60%	$1,000.00	$918.90	$2.86
	Hypothetical*	0.60%	$1,000.00	$1,021.88	$3.02

Class E (a)	Actual	0.50%	$1,000.00	$920.10	$2.39
	Hypothetical*	0.50%	$1,000.00	$1,022.38	$2.51

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio does not include the expenses of the Underlying ETFs in which the Portfolio invests.

BHFTI-4

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Funds—98.0% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—98.0%
Financial Select Sector SPDR Fund (a) (b)	601,689	$13,923,083
Health Care Select Sector SPDR Fund (a)	154,826	15,493,438
iShares Core MSCI Emerging Markets ETF	1,306,671	62,197,540
iShares Core S&P Mid-Cap ETF	206,910	36,792,736
iShares Core S&P Small-Cap ETF (b)	319,434	21,814,148
iShares MSCI Canada ETF (b)	593,369	15,356,390
iShares MSCI EAFE ETF (b)	1,866,776	113,630,655
iShares TIPS Bond ETF (b)	199,340	24,518,820
SPDR Bloomberg Barclays High Yield Bond ETF (a)	537,600	54,383,616
SPDR Dow Jones International Real Estate ETF (a) (b)	258,432	7,448,010
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)	1,112,035	40,622,639
SPDR S&P 500 ETF Trust (a) (b)	796,620	245,645,743
SPDR S&P International Small Cap ETF (a)	828,391	22,656,494
Technology Select Sector SPDR Fund (a) (b)	157,844	16,493,120
Vanguard FTSE Europe ETF (b)	301,521	15,175,552
Vanguard Long-Term Corporate Bond ETF (b)	74,898	7,960,908
Vanguard Real Estate ETF (b)	185,418	14,560,875
Vanguard Total Bond Market ETF	276,398	24,416,999

Total Mutual Funds (Cost $703,949,947)		753,090,766

Short-Term Investment—1.9%

Mutual Fund—1.9%
AIM STIT-STIC Prime Portfolio	14,721,708	14,721,708

Total Short-Term Investments (Cost $14,723,027)		14,721,708

Securities Lending Reinvestments (c)—30.9%

Certificates of Deposit—7.4%
Bank of Montreal (Chicago)
0.330%, SOFR + 0.250%, 07/10/20 (d)	1,000,000	1,000,338
0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	5,000,000	5,000,615
Bank of Nova Scotia 1.820%, 10/06/20	3,011,691	3,011,721
BNP Paribas S.A. New York 0.520%, 1M LIBOR + 0.340%, 10/09/20 (d)	2,000,000	2,001,018
Canadian Imperial Bank of Commerce 0.240%, FEDEFF PRV + 0.160%, 02/26/21 (d)	3,000,000	2,996,190
Cooperative Rabobank UA 0.427%, 3M LIBOR + 0.050%, 02/22/21 (d)	2,000,000	1,994,440
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (d)	5,000,000	5,000,000
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (d)	2,000,000	1,995,028
0.300%, SOFR + 0.210%, 02/22/21 (d)	2,000,000	1,995,160
Mizuho Bank, Ltd. 1.560%, 07/27/20	2,000,000	2,002,084
MUFG Bank Ltd. 1.150%, 08/03/20	2,000,000	2,001,678
National Australia Bank, Ltd. 1.790%, 07/14/20	2,000,000	2,001,240

Certificates of Deposit—(Continued)
Rabobank International London 0.387%, 1M LIBOR + 0.210%, 01/08/21 (d)	2,500,000	2,493,725
Royal Bank of Canada New York
0.320%, SOFR + 0.240%, 07/08/20 (d)	5,000,000	4,999,865
0.370%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	1,999,928
Societe Generale 0.478%, 3M LIBOR + 0.170%, 12/31/20 (d)	3,000,000	2,998,821
Standard Chartered Bank
0.230%, FEDEFF PRV + 0.150%, 08/26/20 (d)	3,000,000	2,998,293
0.240%, FEDEFF PRV + 0.160%, 08/07/20 (d)	2,000,000	1,999,114
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (d)	5,000,000	4,998,150
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (d)	3,000,000	3,000,000

		56,487,408

Commercial Paper—0.3%
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,998,268

Repurchase Agreements—8.3%
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by various Common Stock with an aggregate market value of $5,500,000.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $4,001,672; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $4,362,267.	4,000,000	4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $4,100,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $4,182,001.	4,100,000	4,100,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,300,006; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $2,346,002.	2,300,000	2,300,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,000,006; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,020,005.	1,000,000	1,000,000

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,700,016; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,889,046.	1,700,000	$1,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $13,417,683; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $13,686,018.	13,417,665	13,417,665
Goldman Sachs & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $10,000,019; collateralized by U.S. Government Agency Obligations with rates ranging from 3.000% - 6.000%, maturity dates ranging from 12/15/33 - 02/20/50, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $10,000,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $11,061,087.	10,000,000	10,000,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $400,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $442,443.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,600,010; collateralized by various Common Stock with an aggregate market value of $1,778,069.	1,600,000	1,600,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,500,076; collateralized by various Common Stock with an aggregate market value of $1,667,002.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $7,000,327; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $7,778,524.	7,000,000	7,000,000

		64,017,665

Time Deposit—0.4%
United of Omaha Life Insurance Co. 0.453%, 3M LIBOR + 0.140%, 07/30/20 (d)	3,000,000	3,000,000

Security Description	Shares	Value

Mutual Funds—14.5%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	20,000,000	20,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	14,000,000	14,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	15,000,000	15,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.150% (e)	30,000,000	30,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	10,000,000	10,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	15,000,000	15,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	2,000,000	2,000,000

		111,000,000

Total Securities Lending Reinvestments (Cost $236,513,057)		236,503,341

Total Investments—130.8% (Cost $955,186,031)		1,004,315,815
Other assets and liabilities (net)—(30.8)%		(236,196,898)

Net Assets—100.0%		$768,118,917

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(b)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $228,014,915 and the collateral received consisted of cash in the amount of $236,518,061. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$753,090,766	$—	$—	$753,090,766
Total Short-Term Investment*	14,721,708	—	—	14,721,708
Securities Lending Reinvestments
Certificates of Deposit	—	56,487,408	—	56,487,408
Commercial Paper	—	1,998,268	—	1,998,268
Repurchase Agreements	—	64,017,665	—	64,017,665
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	111,000,000	—	—	111,000,000
Total Securities Lending Reinvestments	111,000,000	125,503,341	—	236,503,341
Total Investments	$878,812,474	$125,503,341	$—	$1,004,315,815

Collateral for Securities Loaned (Liability)	$—	$(236,518,061)	$—	$(236,518,061)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$587,649,672
Affiliated investments at value (c) (d)	416,666,143
Receivable for:
Fund shares sold	21,264
Dividends	5,799
Dividends on affiliated investments	1,088,376

Total Assets	1,005,431,254
Liabilities
Collateral for securities loaned	236,518,061
Payables for:
Fund shares redeemed	212,385
Accrued Expenses:
Management fees	202,129
Distribution and service fees	151,329
Administration fees	12,271
Custodian and accounting fees	18,523
Deferred trustees’ fees	148,279
Other expenses	49,360

Total Liabilities	237,312,337

Net Assets	$768,118,917

Net Assets Consist of:
Paid in surplus	$706,476,324
Distributable earnings (Accumulated losses)	61,642,593

Net Assets	$768,118,917

Net Assets
Class A	$30,879,640
Class B	730,706,792
Class E	6,532,485
Capital Shares Outstanding*
Class A	2,954,355
Class B	70,389,373
Class E	627,792
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.45
Class B	10.38
Class E	10.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $598,349,066.
(b)	Includes securities loaned at value of $55,078,134.
(c)	Identified cost of affiliated investments was $356,836,965.
(d)	Includes securities loaned at value of $172,936,781.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Underlying ETFs	$3,806,058
Dividends from affiliated investments	4,378,454
Securities lending income	530,235

Total investment income	8,714,747
Expenses
Management fees	1,226,716
Administration fees	18,771
Custodian and accounting fees	18,500
Distribution and service fees—Class B	913,752
Distribution and service fees—Class E	4,918
Audit and tax services	20,926
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	17,545
Insurance	2,911
Miscellaneous	6,417

Total expenses	2,267,946

Net Investment Income	6,446,801

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,599,940)
Affiliated investments	11,319,378

Net realized gain	7,719,438

Net change in unrealized depreciation on:
Investments	(45,173,945)
Affiliated investments	(39,195,300)

Net change in unrealized depreciation	(84,369,245)

Net realized and unrealized loss	(76,649,807)

Net Decrease in Net Assets From Operations	$(70,203,006)

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,446,801	$19,509,899
Net realized gain	7,719,438	33,783,079
Net change in unrealized appreciation (depreciation)	(84,369,245)	115,989,236

Increase (decrease) in net assets from operations	(70,203,006)	169,282,214

From Distributions to Shareholders
Class A	(2,085,463)	(2,821,209)
Class B	(48,025,827)	(67,110,264)
Class E	(428,950)	(622,510)

Total distributions	(50,540,240)	(70,553,983)

Increase (decrease) in net assets from capital share transactions	15,751,277	(17,767,028)

Total increase (decrease) in net assets	(104,991,969)	80,961,203

Net Assets
Beginning of period	873,110,886	792,149,683

End of period	$768,118,917	$873,110,886

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	86,236	$927,446	151,946	$1,781,457
Reinvestments	200,333	2,085,463	253,934	2,821,209
Redemptions	(191,324)	(2,171,015)	(295,258)	(3,434,354)

Net increase	95,245	$841,894	110,622	$1,168,312

Class B
Sales	1,207,264	$12,308,617	1,163,991	$13,491,545
Reinvestments	4,644,664	48,025,827	6,078,828	67,110,264
Redemptions	(4,176,822)	(45,387,864)	(8,586,543)	(99,481,962)

Net increase (decrease)	1,675,106	$14,946,580	(1,343,724)	$(18,880,153)

Class E
Sales	37,700	$407,765	47,320	$547,632
Reinvestments	41,404	428,950	56,285	622,510
Redemptions	(82,077)	(873,912)	(105,580)	(1,225,329)

Net decrease	(2,973)	$(37,197)	(1,975)	$(55,187)

Increase (decrease) derived from capital shares transactions		$15,751,277		$(17,767,028)

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.18		$10.86	$12.87	$11.10	$11.37	$12.55

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.30	0.25	0.26	0.28	0.25
Net realized and unrealized gain (loss)	(1.07)		2.07	(1.24)	1.92	0.47	(0.45)

Total income (loss) from investment operations	(0.97)		2.37	(0.99)	2.18	0.75	(0.20)

Less Distributions
Distributions from net investment income	(0.31)		(0.27)	(0.29)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gains	(0.45)		(0.78)	(0.73)	(0.13)	(0.74)	(0.69)

Total distributions	(0.76)		(1.05)	(1.02)	(0.41)	(1.02)	(0.98)

Net Asset Value, End of Period	$10.45		$12.18	$10.86	$12.87	$11.10	$11.37

Total Return (%) (b)	(7.96	)(c)	22.71 (d)	(8.44)	19.98	7.04	(2.04)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.35	(f)	0.35	0.34	0.34	0.34	0.34
Ratio of net investment income to average net assets (%) (g)	1.92	(f)	2.58	2.06	2.19	2.53	2.08
Portfolio turnover rate (%)	29	(c)	57	32	43	59	43
Net assets, end of period (in millions)	$30.9		$34.8	$29.9	$34.8	$29.1	$27.0

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.09		$10.78	$12.78	$11.03	$11.29	$12.47

Income (Loss) from Investment Operations
Net investment income (a)	0.09		0.27	0.22	0.23	0.25	0.22
Net realized and unrealized gain (loss)	(1.07)		2.06	(1.23)	1.90	0.48	(0.46)

Total income (loss) from investment operations	(0.98)		2.33	(1.01)	2.13	0.73	(0.24)

Less Distributions
Distributions from net investment income	(0.28)		(0.24)	(0.26)	(0.25)	(0.25)	(0.25)
Distributions from net realized capital gains	(0.45)		(0.78)	(0.73)	(0.13)	(0.74)	(0.69)

Total distributions	(0.73)		(1.02)	(0.99)	(0.38)	(0.99)	(0.94)

Net Asset Value, End of Period	$10.38		$12.09	$10.78	$12.78	$11.03	$11.29

Total Return (%) (b)	(8.11	)(c)	22.44	(8.75)	19.64	6.88	(2.31)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.60	(f)	0.60	0.59	0.59	0.59	0.59
Ratio of net investment income to average net assets (%) (g)	1.67	(f)	2.30	1.79	1.91	2.23	1.80
Portfolio turnover rate (%)	29	(c)	57	32	43	59	43
Net assets, end of period (in millions)	$730.7		$830.6	$755.4	$937.0	$868.1	$892.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.12		$10.81	$12.81	$11.05	$11.32	$12.50

Income (Loss) from Investment Operations
Net investment income (a)	0.10		0.28	0.24	0.24	0.26	0.23
Net realized and unrealized gain (loss)	(1.07)		2.06	(1.24)	1.91	0.47	(0.46)

Total income (loss) from investment operations	(0.97)		2.34	(1.00)	2.15	0.73	(0.23)

Less Distributions
Distributions from net investment income	(0.29)		(0.25)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gains	(0.45)		(0.78)	(0.73)	(0.13)	(0.74)	(0.69)

Total distributions	(0.74)		(1.03)	(1.00)	(0.39)	(1.00)	(0.95)

Net Asset Value, End of Period	$10.41		$12.12	$10.81	$12.81	$11.05	$11.32

Total Return (%) (b)	(7.99	)(c)	22.53	(8.63)	19.80	6.90	(2.21)

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.50	(f)	0.50	0.49	0.49	0.49	0.49
Ratio of net investment income to average net assets (%) (g)	1.75	(f)	2.42	1.91	1.99	2.33	1.88
Portfolio turnover rate (%)	29	(c)	57	32	43	59	43
Net assets, end of period (in millions)	$6.5		$7.6	$6.8	$7.9	$7.5	$7.6

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Generally accepted accounting principles may require adjustments to be made to the net assets of the Portfolio at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the returns reported in the portfolio manager commentary section of this report.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Underlying ETFs in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying ETFs in which it invests.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is SSGA Growth ETF Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

The Portfolio was designed on established principles of asset allocation. The Portfolio will primarily invest its assets in other investment companies known as exchange-traded funds (“Underlying ETFs”), including, but not limited to, Standard and Poors Depositary Receipts (SPDRs®) of the S&P 500® ETF Trust, series of the Select Sector SPDR Trust, SPDR Series Trust, SPDR Index Shares Funds, iShares® Trust, iShares®, Inc., and Vanguard ETFsTM of the Vanguard® Index Funds.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Underlying ETFs are valued at the closing market quotation for their shares and are categorized as Level 1 within the fair value hierarchy. The NAV of the Portfolio is calculated based on the market values of the Underlying ETFs in which the Portfolio invests. For information about the use of fair value pricing by the Underlying ETFs, please refer to the prospectuses for such Underlying ETFs.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy

Investments in registered open-end management investment companies are valued at reported NAV per share and are categorized as Level 1 within the fair value hierarchy.

BHFTI-12

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Capital gains distributions received from the Underlying ETFs are recorded as Net realized gain in the Statement of Operations.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $64,017,665. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

BHFTI-13

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Mutual Funds in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio and the Underlying ETFs invest in securities and enter into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio and the Underlying ETFs may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio and the Underlying ETFs; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio and the Underlying ETFs may be exposed to counterparty risk, or the risk that an entity with which the Portfolio and the Underlying ETFs have unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio and the Underlying ETFs to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio and the Underlying ETFs manage counterparty risk by entering into agreements only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of their trading partners, (ii) monitoring and/or limiting the amount of their net exposure to each individual counterparty based on the adviser’s assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio and the Underlying ETFs restrict their exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom the Portfolio and the Underlying ETFs undertake a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and

BHFTI-14

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio and the Underlying ETFs in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$220,109,591	$0	$244,524,017

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$1,226,716	0.330%	First $500 million
	0.300%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. SSGA Funds Management, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of

BHFTI-15

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation / (Depreciation)	Ending Value as of June 30, 2020
Consumer Staples Select Sector SPDR Fund	$—	$14,297,294	$(14,214,011)	$(83,283)	$—	$—
Financial Select Sector SPDR Fund	17,626,998	2,212,184	(1,752,249)	(246,154)	(3,917,696)	13,923,083
Health Care Select Sector SPDR Fund	17,442,914	18,601,997	(19,908,952)	1,060,363	(1,702,884)	15,493,438
Real Estate Select Sector SPDR Fund	—	17636906	(18,717,961)	1,081,055	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	69,109,005	17,853,177	(27,997,432)	(917,907)	(3,663,227)	54,383,616
SPDR Dow Jones International Real Estate ETF	16,248,239	3,857,246	(8,228,382)	(2,642,725)	(1,786,368)	7,448,010
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	39,219,597	—	—	1,403,042	40,622,639
SPDR S&P 500 ETF Trust	288,958,505	599,977	(30,725,419)	11,440,198	(24,627,518)	245,645,743
SPDR S&P International Small Cap ETF	26,051,348	2,371,608	(2,006,553)	29,342	(3,789,251)	22,656,494
Technology Select Sector SPDR Fund	18,135,443	15,096,735	(17,226,149)	1,598,489	(1,111,398)	16,493,120

	$453,572,452	$131,746,721	$(140,777,108)	$11,319,378	$(39,195,300)	$416,666,143

Security Description	Income earned from affiliates during the period	Number of shares held at June 30, 2020
Consumer Staples Select Sector SPDR Fund	$—	—
Financial Select Sector SPDR Fund	192,914	601,689
Health Care Select Sector SPDR Fund	126,180	154,826
Real Estate Select Sector SPDR Fund	—	—
SPDR Bloomberg Barclays High Yield Bond ETF	1,106,666	537,600
SPDR Dow Jones International Real Estate ETF	164,267	258,432
SPDR Portfolio Intermediate Term Corporate Bond ETF	124,527	1112035
SPDR S&P 500 ETF Trust	2,282,826	796,620
SPDR S&P International Small Cap ETF	272,636	828,391
Technology Select Sector SPDR Fund	108,438	157,844

	$4,378,454

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$956,530,412

Gross unrealized appreciation	73,998,134
Gross unrealized depreciation	(26,212,731)

Net unrealized appreciation (depreciation)	$47,785,403

BHFTI-16

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$19,711,243	$23,972,550	$50,842,740	$47,321,588	$70,553,983	$71,294,138

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$19,266,637	$31,118,486	$132,154,648	$—	$182,539,771

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-17

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the T. Rowe Price Large Cap Value Portfolio returned -18.26%, -18.38%, and -18.31%, respectively. The Portfolio’s benchmark, the Russell 1000 Value Index1, returned -16.26%.

MARKET ENVIRONMENT / CONDITIONS

Markets advanced early in the period, helped by the consummation of a “phase one” trade deal between U.S. and China. Investors appeared optimistic that lessening tensions would spur a rebound in global growth in 2020.

Starting in late February, however, evidence that the novel coronavirus might be transitioning into a global pandemic proved a watershed for the markets. In March, U.S. stocks suffered their worst declines since the financial crisis in late 2008 as the accelerating pandemic led to the shutdown of significant portions of the global economy. News of the rapid spread of the coronavirus led to the closure of schools, restaurants, and other public facilities, which created extraordinary market volatility on several occasions during the period. The declines brought a decisive end to the record-long bull market that began in 2009.

However, stocks rebounded beginning in late March following the passage of emergency monetary and fiscal measures in response to the rapid economic contraction. On March 15th, the Federal Reserve cut its short-term lending rate to near zero and began massive purchases of government and corporate bonds to stimulate the economy and supply liquidity. Later in the month, the federal government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act, which provided trillions of dollars in fiscal help in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Progress in the battle against the coronavirus also boosted markets, with infection rates, hospitalizations, and deaths beginning to decline in early April in New York and other hard-hit areas. The turnaround encouraged the nation’s governors to begin the gradual reopening of businesses and public facilities, while major firms resumed manufacturing operations in late April. The gradual reopening of the economy in nearly all states seemed to be the main driver of investor optimism in May, while the overall tone of economic data also improved through the end of the six-month period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

The Portfolio posted negative returns for the six months ended June 30, 2020, underperforming its benchmark, the Russell 1000 Value Index. Overall, stock selection detracted from relative performance, although a favorable sector weighting tempered the negative impact.

The Industrials sector was the largest detractor for the period, driven by stock selection like General Electric. General Electric shares underperformed as investors remained concerned with the industrial conglomerate’s exposure to aviation and liquidity. Although we acknowledge the company may face short-term headwinds caused by the coronavirus pandemic, we continue to believe the company has ample liquidity and that the company remains undervalued compared with its sum of the parts valuation.

Stock choices in Consumer Staples also undermined relative performance, driven by Tyson Foods. Shares of Tyson Foods fell due to input cost inflation and broader market uncertainty stemming from the coronavirus outbreak, which has hampered exports to China and shifted demand to residential use from food services.

The Consumer Discretionary sector also drove underperformance due to stock selection. Shares of leading cruise operator Carnival plummeted as the industry was forced to shut down amid the coronavirus pandemic.

On the contrary, Information Technology (“IT”) was the largest contributor to relative performance driven by stock selection as well as an overweight exposure. Shares of Microsoft rose following a strong quarterly earnings report highlighted by robust growth within the software giant’s Intelligent Cloud segment.

Stock choices in the Energy sector also aided relative performance. TC Energy, a utility-like infrastructure company that owns natural gas pipelines within the U.S., outperformed peers due to its contracted cash flows, valuable natural gas pipeline assets, stable dividend, and attractive valuation.

Relative to the benchmark, the Portfolio’s largest overweight was in the Health Care sector at the end of the period. We were also overweight in the Energy, Financials, IT, Utilities, and Consumer Staples sectors. Our most significant underweight was in the Consumer Discretionary sector. We also maintained underweight allocations to the Communication Services, Real Estate, Industrials, and Materials

BHFTI-1

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*—(Continued)

sectors. Portfolio positioning decisions are driven primarily by bottom-up stock selection informed by rigorous internal research at the individual company level.

Heather K. McPherson

John D. Linehan

Mark S. Finn

Portfolio Managers

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell 1000 Value Index is an unmanaged measure of the largest capitalized U.S. domiciled companies with a less than average growth orientation. Companies in this Index generally have a low price-to-book and price-to-earnings ratio, higher dividend yields and lower forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL 1000 VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year	Since Inception[1]
T. Rowe Price Large Cap Value Portfolio
Class A	-18.26	-10.66	4.72	10.32	—
Class B	-18.38	-10.87	4.46	10.05	—
Class E	-18.31	-10.77	4.56	—	5.03
Russell 1000 Value Index	-16.26	-8.84	4.64	10.41	—

1 Inception dates of the Class A, Class B and Class E shares are 12/11/1989, 3/22/2001 and 4/23/2014, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Morgan Stanley	3.2
Microsoft Corp.	2.8
Southern Co. (The)	2.6
QUALCOMM, Inc.	2.5
Chubb, Ltd.	2.5
Johnson & Johnson	2.4
Wells Fargo & Co.	2.4
Total S.A.(ADR)	2.4
American International Group, Inc.	2.3
United Parcel Service, Inc.- Class B	2.3

Top Sectors

% of Net Assets
Financials	20.5
Health Care	17.1
Information Technology	11.7
Industrials	10.7
Consumer Staples	9.0
Utilities	8.4
Energy	7.8
Communication Services	5.1
Materials	4.2
Consumer Discretionary	2.3

BHFTI-3

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Large Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.52%	$1,000.00	$817.40	$2.35
	Hypothetical*	0.52%	$1,000.00	$1,022.28	$2.61

Class B (a)	Actual	0.77%	$1,000.00	$816.20	$3.48
	Hypothetical*	0.77%	$1,000.00	$1,021.03	$3.87

Class E (a)	Actual	0.67%	$1,000.00	$816.90	$3.03
	Hypothetical*	0.67%	$1,000.00	$1,021.53	$3.37

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co. (The)	160,505	$29,420,566
Raytheon Technologies Corp.	189,621	11,684,446

		41,105,012

Air Freight & Logistics—2.3%
United Parcel Service, Inc. - Class B (a)	538,414	59,860,868

Airlines—0.8%
Southwest Airlines Co.	571,840	19,545,491

Auto Components—0.7%
Magna International, Inc.	392,237	17,466,314

Banks—7.0%
Bank of America Corp.	344,000	8,170,000
Fifth Third Bancorp (a)	2,093,074	40,354,467
JPMorgan Chase & Co.	562,935	52,949,666
Signature Bank (a)	168,100	17,973,252
Wells Fargo & Co.	2,399,008	61,414,605

		180,861,990

Beverages—0.7%
PepsiCo, Inc.	140,022	18,519,310

Biotechnology—2.7%
AbbVie, Inc.	451,300	44,308,634
Gilead Sciences, Inc. (a)	319,331	24,569,327

		68,877,961

Building Products—0.6%
Fortune Brands Home & Security, Inc.	246,100	15,733,173

Capital Markets—5.3%
Charles Schwab Corp. (The) (a)	699,800	23,611,252
Franklin Resources, Inc. (a)	352,100	7,383,537
Morgan Stanley (a)	1,701,971	82,205,199
State Street Corp.	384,000	24,403,200

		137,603,188

Chemicals—2.7%
CF Industries Holdings, Inc.	730,991	20,570,087
DuPont de Nemours, Inc.	917,382	48,740,505

		69,310,592

Commercial Services & Supplies—0.6%
Stericycle, Inc. (a) (b)	262,421	14,690,328

Communications Equipment—1.7%
Cisco Systems, Inc.	956,787	44,624,546

Consumer Finance—0.6%
Capital One Financial Corp.	239,234	14,973,656

Containers & Packaging—1.5%
International Paper Co. (a)	1,096,250	38,598,962

Diversified Financial Services—1.1%
Equitable Holdings, Inc.	1,435,285	27,686,648

Diversified Telecommunication Services—1.4%
Verizon Communications, Inc.	676,804	37,312,204

Electric Utilities—5.4%
Edison International	600,656	32,621,627
NextEra Energy, Inc.	166,799	40,060,116
Southern Co. (The)	1,311,729	68,013,149

		140,694,892

Electrical Equipment—0.7%
Rockwell Automation, Inc. (a)	82,000	17,466,000

Electronic Equipment, Instruments & Components—0.6%
TE Connectivity, Ltd.	203,794	16,619,401

Energy Equipment & Services—0.3%
Schlumberger, Ltd.	411,700	7,571,163

Entertainment—1.0%
Walt Disney Co. (The)	225,247	25,117,293

Equity Real Estate Investment Trusts—2.3%
SL Green Realty Corp. (a)	382,000	18,828,780
Weyerhaeuser Co.	1,782,633	40,037,937

		58,866,717

Food & Staples Retailing—1.3%
Walmart, Inc.	291,269	34,888,201

Food Products—3.9%
Bunge, Ltd.	487,686	20,058,525
Conagra Brands, Inc. (a)	951,800	33,474,806
Tyson Foods, Inc. - Class A	800,340	47,788,302

		101,321,633

Health Care Equipment & Supplies—5.8%
Becton Dickinson & Co.	171,413	41,013,989
Hologic, Inc. (b)	595,118	33,921,726
Medtronic plc	564,356	51,751,445
Zimmer Biomet Holdings, Inc.	193,000	23,036,480

		149,723,640

Health Care Providers & Services—2.0%
CVS Health Corp.	781,152	50,751,445

Hotels, Restaurants & Leisure—0.8%
Las Vegas Sands Corp.	333,568	15,190,687
McDonald’s Corp.	28,000	5,165,160

		20,355,847

Household Products—1.5%
Kimberly-Clark Corp.	276,313	39,056,843

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—2.2%
General Electric Co.	8,456,449	$57,757,547

Insurance—6.6%
American International Group, Inc.	1,920,245	59,873,239
Chubb, Ltd.	513,968	65,078,628
Marsh & McLennan Cos., Inc.	333,156	35,770,960
Principal Financial Group, Inc. (a)	239,400	9,944,676

		170,667,503

Internet & Direct Marketing Retail—0.1%
Booking Holdings, Inc. (a) (b)	2,000	3,184,680

Life Sciences Tools & Services—0.7%
Thermo Fisher Scientific, Inc.	50,975	18,470,281

Machinery—1.5%
Cummins, Inc. (a)	81,000	14,034,060
Illinois Tool Works, Inc. (a)	135,151	23,631,152

		37,665,212

Media—2.7%
Comcast Corp. - Class A	745,419	29,056,433
Fox Corp. - Class B	870,554	23,365,669
News Corp. - Class A (a)	1,535,036	18,205,527

		70,627,629

Multi-Utilities—1.7%
Ameren Corp. (a)	161,189	11,341,258
CenterPoint Energy, Inc. (a)	1,034,350	19,311,314
Sempra Energy (a)	122,100	14,313,783

		44,966,355

Multiline Retail—0.2%
Kohl’s Corp. (a)	309,364	6,425,490

Oil, Gas & Consumable Fuels—7.5%
ConocoPhillips	459,700	19,316,594
Enbridge, Inc.	472,700	14,379,534
Exxon Mobil Corp. (a)	803,416	35,928,764
Pioneer Natural Resources Co. (a)	220,500	21,542,850
TC Energy Corp.	964,973	41,358,743
Total S.A. (ADR)	1,596,418	61,398,236

		193,924,721

Pharmaceuticals—5.7%
Elanco Animal Health, Inc. (b)	701,013	15,036,729
Johnson & Johnson	442,259	62,194,883
Merck & Co., Inc.	180,712	13,974,459
Perrigo Co. plc (a)	428,601	23,688,777
Pfizer, Inc.	1,014,495	33,173,987

		148,068,835

Professional Services—0.5%
Nielsen Holdings plc (a)	904,700	13,443,842

Semiconductors & Semiconductor Equipment—6.5%
Applied Materials, Inc.	830,142	50,182,084
NXP Semiconductors NV	138,200	15,760,328
QUALCOMM, Inc.	717,519	65,444,908
Texas Instruments, Inc.	298,803	37,939,017

		169,326,337

Software—2.8%
Microsoft Corp.	360,704	73,406,871

Specialty Retail—0.4%
TJX Cos., Inc. (The) (a)	228,000	11,527,680

Tobacco—1.5%
Philip Morris International, Inc.	548,653	38,438,629

Total Common Stocks (Cost $2,574,254,455)		2,527,104,930

Convertible Preferred Stocks—1.6%

Electric Utilities—0.4%
Southern Co. (The) 6.750%, 08/01/22	246,505	10,861,010

Health Care Equipment & Supplies—0.3%
Becton Dickinson and Co. 6.000%, 06/01/23 (a)	137,731	7,327,289

Multi-Utilities—0.9%
Sempra Energy
6.000%, 01/15/21	177,718	17,368,380
6.750%, 07/15/21 (a)	45,416	4,462,576

		21,830,956

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23	19,833	762,381

Total Convertible Preferred Stocks (Cost $42,592,069)		40,781,636

Short-Term Investments—0.5%

Mutual Funds—0.5%
T. Rowe Price Treasury Reserve Fund (c)	14,238,966	14,238,966

Total Short-Term Investments (Cost $14,238,966)		14,238,966

Securities Lending Reinvestments (d)—8.5%

Certificates of Deposit—2.2%
Agricultural Bank of China 0.700%, 08/06/20	1,000,000	1,000,244

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Banco del Estado de Chile
0.230%, SOFR + 0.150%, 08/28/20 (e)	2,000,000	$1,998,788
0.475%, 1M LIBOR + 0.300%, 07/06/20 (e)	1,000,000	1,000,014
Bank of Montreal (Chicago) 0.330%, SOFR + 0.250%, 07/10/20 (e)	2,000,000	2,000,676
Bank of Nova Scotia
0.395%, 1M LIBOR + 0.220%, 01/08/21 (e)	4,000,000	4,000,180
1.820%, 10/06/20	2,007,794	2,007,814
BNP Paribas S.A. New York
0.308%, 1M LIBOR + 0.120%, 02/11/21 (e)	1,000,000	999,508
0.520%, 1M LIBOR + 0.340%, 10/09/20 (e)	6,000,000	6,003,054
Cooperative Rabobank UA 0.240%, SOFR + 0.160%, 09/04/20 (e)	2,000,000	1,999,458
Credit Agricole S.A. 0.310%, FEDEFF PRV + 0.230%, 01/29/21 (e)	5,000,000	5,000,000
Credit Industriel et Commercial
0.250%, FEDEFF PRV + 0.170%, 02/12/21 (e)	2,000,000	1,997,854
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (e)	1,000,000	1,000,122
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (e)	1,000,000	997,514
0.300%, SOFR + 0.210%, 02/22/21 (e)	1,000,000	997,580
Mizuho Bank, Ltd. 1.560%, 07/27/20	2,000,000	2,002,084
National Australia Bank, Ltd. 1.790%, 07/14/20	3,000,000	3,001,860
NatWest Bank plc 0.310%, 09/04/20	4,000,000	3,999,920
Royal Bank of Canada New York 0.320%, SOFR + 0.240%, 07/08/20 (e)	2,000,000	1,999,946
Skandinaviska Enskilda Banken AB 1.601%, 3M LIBOR + 0.150%, 10/02/20 (e)	1,997,622	2,000,284
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (e)	5,000,000	4,999,125
Svenska Handelsbanken AB 0.410%, 1M LIBOR + 0.220%, 07/22/20 (e)	5,000,000	5,000,510
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (e)	3,000,000	3,000,000

		57,006,535

Repurchase Agreements—2.6%
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $8,003,344; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $8,724,533.	8,000,000	8,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $2,181,133.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,501,045; collateralized by various Common Stock with an aggregate market value of $2,750,000.	2,500,000	2,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,500,004; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $1,530,001.	1,500,000	1,500,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $2,600,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $2,652,001.	2,600,000	2,600,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $2,300,021; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $2,555,769.	2,300,000	2,300,000
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $600,004; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $612,003.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $11,664,572; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $11,897,847.	11,664,556	11,664,556
HSBC Bank plc Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,300,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.375%, maturity dates ranging from 08/31/20 - 02/15/47, and an aggregate market value of $1,326,534.	1,300,000	1,300,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $11,000,064; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $12,167,196.	11,000,000	11,000,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $7,100,041; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $7,853,372.	7,100,000	7,100,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $3,000,152; collateralized by various Common Stock with an aggregate market value of $3,334,004.	3,000,000	$3,000,000
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,700,011; collateralized by various Common Stock with an aggregate market value of $1,889,199.	1,700,000	1,700,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,000,018; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $3,333,653.	3,000,000	3,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $8,000,373; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $8,889,741.	8,000,000	8,000,000

		66,264,556

Mutual Funds—3.7%
BlackRock Liquidity Funds, Institutional Shares 0.100% (f)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (f)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Class 0.150% (f)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (f)	30,000,000	30,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (f)	20,000,000	20,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (f)	15,000,000	15,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (f)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (f)	2,000,000	2,000,000

		97,000,000

Total Securities Lending Reinvestments (Cost $220,263,688)		220,271,091

Total Investments— 108.1% (Cost $2,851,349,178)		2,802,396,623
Other assets and liabilities (net)—(8.1)%		(210,719,579)

Net Assets—100.0%		$2,591,677,044

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $216,904,708 and the collateral received consisted of cash in the amount of $220,269,972. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(d)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(e)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,527,104,930	$—	$—	$2,527,104,930
Total Convertible Preferred Stocks*	40,781,636	—	—	40,781,636
Total Short-Term Investments*	14,238,966	—	—	14,238,966
Securities Lending Reinvestments
Certificates of Deposit	—	57,006,535	—	57,006,535
Repurchase Agreements	—	66,264,556	—	66,264,556
Mutual Funds	97,000,000	—	—	97,000,000
Total Securities Lending Reinvestments	97,000,000	123,271,091	—	220,271,091
Total Investments	$2,679,125,532	$123,271,091	$—	$2,802,396,623

Collateral for Securities Loaned (Liability)	$—	$(220,269,972)	$—	$(220,269,972)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$2,788,157,657
Affiliated investments at value (c)	14,238,966
Cash	1,819,379
Receivable for:
Investments sold	11,155,837
Fund shares sold	77,613
Dividends	5,446,072
Dividends on affiliated investments	1,868

Total Assets	2,820,897,392
Liabilities
Collateral for securities loaned	220,269,972
Payables for:
Investments purchased	6,441,249
Fund shares redeemed	847,369
Accrued Expenses:
Management fees	1,077,790
Distribution and service fees	196,692
Deferred trustees’ fees	148,279
Other expenses	238,997

Total Liabilities	229,220,348

Net Assets	$2,591,677,044

Net Assets Consist of:
Paid in surplus	$2,671,291,069
Distributable earnings (Accumulated losses)	(79,614,025)

Net Assets	$2,591,677,044

Net Assets
Class A	$1,533,017,430
Class B	771,936,782
Class E	286,722,832
Capital Shares Outstanding*
Class A	67,228,130
Class B	34,166,809
Class E	12,636,352
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$22.80
Class B	22.59
Class E	22.69

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments, excluding affiliated investments, was $2,837,110,212.
(b)	Includes securities loaned at value of $216,904,708.
(c)	Identified cost of affiliated investments was $14,238,966.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$42,031,337
Dividends from affiliated investments	177,658
Securities lending income	345,841

Total investment income	42,554,836
Expenses
Management fees	7,507,711
Administration fees	52,435
Custodian and accounting fees	75,728
Distribution and service fees—Class B	985,187
Distribution and service fees—Class E	225,501
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,816
Shareholder reporting	65,935
Insurance	10,510
Miscellaneous	12,977

Total expenses	8,995,779
Less management fee waiver	(923,984)

Net expenses	8,071,795

Net Investment Income	34,483,041

Net Realized and Unrealized Loss
Net realized gain (loss) on:
Investments	(50,002,801)
Foreign currency transactions	8,003

Net realized loss	(49,994,798)

Net change in unrealized appreciation (depreciation) on:
Investments	(546,316,436)
Foreign currency transactions	1,021

Net change in unrealized depreciation	(546,315,415)

Net realized and unrealized loss	(596,310,213)

Net Decrease in Net Assets From Operations	$(561,827,172)

(a)	Net of foreign withholding taxes of $868,435.

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$34,483,041	$71,531,961
Net realized gain (loss)	(49,994,798)	215,657,273
Net change in unrealized appreciation (depreciation)	(546,315,415)	428,299,361

Increase (decrease) in net assets from operations	(561,827,172)	715,488,595

From Distributions to Shareholders
Class A	(168,355,866)	(247,879,861)
Class B	(83,768,547)	(123,293,562)
Class E	(31,211,351)	(49,440,223)

Total distributions	(283,335,764)	(420,613,646)

Increase in net assets from capital share transactions	300,605,075	33,275,135

Total increase (decrease) in net assets	(544,557,861)	328,150,084

Net Assets
Beginning of period	3,136,234,905	2,808,084,821

End of period	$2,591,677,044	$3,136,234,905

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	2,420,305	$57,236,862	135,417	$4,014,147
Reinvestments	7,307,112	168,355,866	8,830,775	247,879,861
Redemptions	(958,421)	(26,090,379)	(8,264,422)	(251,167,884)

Net increase	8,768,996	$199,502,349	701,770	$726,124

Class B
Sales	1,962,426	$47,135,915	1,323,495	$39,692,984
Reinvestments	3,669,231	83,768,547	4,428,648	123,293,562
Redemptions	(1,804,120)	(47,211,180)	(4,271,086)	(127,990,146)

Net increase	3,827,537	$83,693,282	1,481,057	$34,996,400

Class E
Sales	316,576	$7,644,344	296,093	$8,889,844
Reinvestments	1,361,752	31,211,351	1,769,514	49,440,223
Redemptions	(822,997)	(21,446,251)	(2,023,894)	(60,777,456)

Net increase	855,331	$17,409,444	41,713	$(2,447,389)

Increase derived from capital shares transactions		$300,605,075		$33,275,135

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$31.29		$28.64	$35.45	$33.81	$34.09	$35.94

Income (Loss) from Investment Operations
Net investment income (a)	0.35		0.74	0.71	0.69	0.82	0.66
Net realized and unrealized gain (loss)	(6.03)		6.42	(3.50)	4.78	4.08	(1.82)

Total income (loss) from investment operations	(5.68)		7.16	(2.79)	5.47	4.90	(1.16)

Less Distributions
Distributions from net investment income	(0.71)		(0.75)	(0.71)	(0.80)	(1.08)	(0.62)
Distributions from net realized capital gains	(2.10)		(3.76)	(3.31)	(3.03)	(4.10)	(0.07)

Total distributions	(2.81)		(4.51)	(4.02)	(3.83)	(5.18)	(0.69)

Net Asset Value, End of Period	$22.80		$31.29	$28.64	$35.45	$33.81	$34.09

Total Return (%) (b)	(18.26	)(c)	26.81	(8.95)	17.27	16.20	(3.31)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.59	(d)	0.59	0.59	0.59	0.59	0.59
Net ratio of expenses to average net assets (%) (e)(f)	0.52	(d)	0.52	0.54	0.54	0.56	0.56
Ratio of net investment income to average net assets (%)	2.71	(d)	2.44	2.12	2.02	2.51	1.88
Portfolio turnover rate (%)	14	(c)	19	20	32	27	33
Net assets, end of period (in millions)	$1,533.0		$1,829.4	$1,654.3	$2,224.4	$1,882.7	$1,899.2

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$30.99		$28.39	$35.16	$33.57	$33.86	$35.71

Income (Loss) from Investment Operations
Net investment income (a)	0.32		0.66	0.62	0.60	0.74	0.57
Net realized and unrealized gain (loss)	(5.98)		6.37	(3.46)	4.74	4.05	(1.83)

Total income (loss) from investment operations	(5.66)		7.03	(2.84)	5.34	4.79	(1.26)

Less Distributions
Distributions from net investment income	(0.64)		(0.67)	(0.62)	(0.72)	(0.98)	(0.52)
Distributions from net realized capital gains	(2.10)		(3.76)	(3.31)	(3.03)	(4.10)	(0.07)

Total distributions	(2.74)		(4.43)	(3.93)	(3.75)	(5.08)	(0.59)

Net Asset Value, End of Period	$22.59		$30.99	$28.39	$35.16	$33.57	$33.86

Total Return (%) (b)	(18.38	)(c)	26.52	(9.16)	16.95	15.94	(3.59)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.84	(d)	0.84	0.84	0.84	0.84	0.84
Net ratio of expenses to average net assets (%) (e)(f)	0.77	(d)	0.77	0.79	0.79	0.81	0.81
Ratio of net investment income to average net assets (%)	2.46	(d)	2.19	1.89	1.77	2.26	1.63
Portfolio turnover rate (%)	14	(c)	19	20	32	27	33
Net assets, end of period (in millions)	$771.9		$940.1	$819.3	$1,000.3	$967.0	$933.1

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$31.12		$28.50	$35.28	$33.67	$33.95	$35.82

Income (Loss) from Investment Operations
Net investment income (a)	0.33		0.69	0.66	0.64	0.77	0.60
Net realized and unrealized gain (loss)	(6.00)		6.39	(3.48)	4.75	4.07	(1.82)

Total income (loss) from investment operations	(5.67)		7.08	(2.82)	5.39	4.84	(1.22)

Less Distributions
Distributions from net investment income	(0.66)		(0.70)	(0.65)	(0.75)	(1.02)	(0.58)
Distributions from net realized capital gains	(2.10)		(3.76)	(3.31)	(3.03)	(4.10)	(0.07)

Total distributions	(2.76)		(4.46)	(3.96)	(3.78)	(5.12)	(0.65)

Net Asset Value, End of Period	$22.69		$31.12	$28.50	$35.28	$33.67	$33.95

Total Return (%) (b)	(18.31	)(c)	26.62	(9.06)	17.07	16.06	(3.48)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.74	(d)	0.74	0.74	0.74	0.74	0.74
Net ratio of expenses to average net assets (%) (e)(f)	0.67	(d)	0.67	0.69	0.69	0.71	0.71
Ratio of net investment income to average net assets (%)	2.55	(d)	2.29	1.98	1.87	2.36	1.73
Portfolio turnover rate (%)	14	(c)	19	20	32	27	33
Net assets, end of period (in millions)	$286.7		$366.7	$334.5	$427.7	$416.9	$415.2

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(f)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.02% for the six months ended June 30, 2020 and each of the years ended December 31, 2019 through 2016. (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is T. Rowe Price Large Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost

BHFTI-14

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

BHFTI-15

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $66,264,556. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Common Stocks	$(209,468,063)	$—	$—	$—	$(209,468,063)
Convertible Preferred Stocks	(10,801,909)	—	—	—	(10,801,909)
Total	$(220,269,972)	$—	$—	$—	$(220,269,972)
Total Borrowings	$(220,269,972)	$—	$—	$—	$(220,269,972)
Gross amount of recognized liabilities for securities lending transactions					$(220,269,972)

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-17

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$467,731,131	$0	$373,761,945

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.570% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020, were $7,507,711.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	All Assets

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months June 30, 2020 amounted to $658,571 and are included in the total amount shown as management fee waivers in the Statement of Operations.

The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Brighthouse Funds Trust II (“BHFTII”) in the aggregate exceed $750 million (ii) the Subadviser subadvises three or more portfolios of the Trust and BHFTII in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, the Subadviser will waive its subadvisory fee paid by Brighthouse Investment Advisers by 5% for combined Trust and BHFTII average daily net assets over $750 million, 7.5% for the next $1.5 billion of combined assets, and 10% for amounts over $3 billion. Brighthouse Investment Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and Brighthouse Investment Advisers at any time. Amounts voluntarily waived for the six months ended June 30, 2020 amounted to $265,413 and are included in the total amount shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Ending Value as of June 30, 2020	Income earned from affiliates during the period	Number of shares held at June 30, 2020
T. Rowe Price Treasury Reserve Fund	$54,985,805	$178,926,546	$(219,673,385)	$14,238,966	$177,658	14,238,966

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$2,865,897,793

Gross unrealized appreciation	310,094,981
Gross unrealized depreciation	(373,596,151)

Net unrealized appreciation (depreciation)	$(63,501,170)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$70,822,349	$74,947,371	$349,791,297	$302,708,789	$420,613,646	$377,656,160

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$74,928,707	$207,955,875	$482,818,260	$—	$765,702,842

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-19

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the T. Rowe Price Mid Cap Growth Portfolio returned -1.89%, -1.97%, and -1.99%, respectively. The Portfolio’s benchmark, the Russell Midcap Growth Index1, returned 4.16%.

MARKET ENVIRONMENT / CONDITIONS

Markets advanced early in the period, helped by the consummation of a “phase one” trade deal between U.S. and China. Investors appeared optimistic that lessening tensions would spur a rebound in global growth in 2020.

Starting in late February, however, evidence that the novel coronavirus might be transitioning into a global pandemic proved a watershed for the markets. In March, U.S. stocks suffered their worst declines since the financial crisis in late 2008 as the accelerating pandemic led to the shutdown of significant portions of the global economy. News of the rapid spread of the coronavirus led to the closure of schools, restaurants, and other public facilities, which created extraordinary market volatility on several occasions during the period. The declines brought a decisive end to the record-long bull market that began in 2009.

However, stocks rebounded beginning in late March following the passage of emergency monetary and fiscal measures in response to the rapid economic contraction. On March 15th, the Federal Reserve cut its short-term lending rate to near zero and began massive purchases of government and corporate bonds to stimulate the economy and supply liquidity. Later in the month, the federal government passed the Coronavirus Aid, Relief, and Economic Security (CARES) Act, which provided trillions of dollars in fiscal help in the form of direct payments to many Americans, expanded unemployment insurance, and subsidies to sectors such as transportation and health care that had been directly impacted by the pandemic.

Progress in the battle against the coronavirus also boosted markets, with infection rates, hospitalizations, and deaths beginning to decline in early April in New York and other hard-hit areas. The turnaround encouraged the nation’s governors to begin the gradual reopening of businesses and public facilities, while major firms resumed manufacturing operations in late April. The gradual reopening of the economy in nearly all states seemed to be the main driver of investor optimism in May, while the overall tone of economic data also improved through the end of the six-month period.

PORTFOLIO REVIEW/PERIOD END POSITIONING

For the six months ended June 30, 2020, the Portfolio underperformed the Russell Midcap Growth Index. Stock selection as well as sector allocation led to the underperformance.

The Consumer Discretionary sector was the largest detractor from relative performance due to weak stock selection such as Norwegian Cruise Line Holdings. Shares of Norwegian Cruise Line Holdings fell precipitously after coronavirus outbreaks on a rival company’s ships effectively shut down the cruising industry. The collapse of demand in the near term and high uncertainty surrounding the pandemic’s longer-term impact on the cruise industry raised concerns about whether Norwegian had suffered a material impairment to its business.

The Health Care sector also undermined relative performance due to stock choices, which was partially offset by an overweight exposure. Shares of Cooper Cos., a leading contact lens manufacturer, took a hit after the pandemic caused optometry practices to shut down and doctors postponed nonurgent medical procedures such as new contact lens fittings to curb the virus’s spread.

The Information Technology (“IT”) sector was also another area of relative weakness due to an underweight exposure as well as weak stock selection. Our holdings in Corning detracted from relative performance as the specialty glass and materials manufacturer experienced lower demand from the auto and other end markets due to the coronavirus.

Conversely, Communication Services was the largest contributor to relative returns due to stock selection such as InterActiveCorp. Shares of InterActiveCorp rebounded meaningfully over the second quarter as online home improvement marketplace operator ANGI Homeservices and video hosting platform Vimeo benefited from increased demand from homebound consumers. The company had previously announced plans to spin out its investment in Match with terms that would leave InterActiveCorp with a solid cash balance and no debt, as well as able to refocus on ANGI Homeservices and its privately held assets.

Industrials also boosted relative returns due to security selection, which was partially offset by an overweight allocation. Corelogic led contributors after the real estate data and analytics provider received an unsolicited takeover bid from two large shareholders valuing the company at a large premium.

BHFTI-1

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Managed by T. Rowe Price Associates, Inc.

Portfolio Manager Commentary*—(Continued)

At the end of the period, the Portfolio was overweight relative to the benchmark in Industrials, Materials, Consumer Discretionary, Financials, Health Care, Utilities and Energy. The Portfolio was underweight relative to the benchmark in IT, Consumer Staples, Communication Services, and Real Estate. Portfolio positioning decisions are driven primarily by bottom-up stock selection informed by rigorous internal research at the individual company level.

Brian W. H. Berghuis

Portfolio Manager

T. Rowe Price Associates, Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Growth Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with higher price-to-book ratios and higher forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP GROWTH INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
T. Rowe Price Mid Cap Growth Portfolio
Class A	-1.89	3.74	10.75	14.95
Class B	-1.97	3.48	10.47	14.67
Class E	-1.99	3.61	10.58	14.78
Russell Midcap Growth Index	4.16	11.91	11.59	15.09

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Teleflex, Inc.	2.6
Hologic, Inc.	2.4
IAC/InterActiveCorp	2.3
Ball Corp.	2.1
Microchip Technology, Inc.	1.8
Catalent, Inc.	1.8
Agilent Technologies, Inc.	1.8
Dollar General Corp.	1.8
Cooper Cos., Inc. (The)	1.7
Marvell Technology Group, Ltd.	1.5

Top Sectors

% of Net Assets
Health Care	24.5
Information Technology	21.1
Industrials	17.2
Consumer Discretionary	13.4
Financials	5.9
Materials	5.5
Communication Services	3.6
Consumer Staples	2.2
Utilities	1.4
Energy	1.3

BHFTI-3

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

T. Rowe Price Mid Cap Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.74%	$1,000.00	$981.10	$3.65
	Hypothetical*	0.74%	$1,000.00	$1,021.18	$3.72

Class B (a)	Actual	0.99%	$1,000.00	$980.30	$4.87
	Hypothetical*	0.99%	$1,000.00	$1,019.94	$4.97

Class E (a)	Actual	0.89%	$1,000.00	$980.10	$4.38
	Hypothetical*	0.89%	$1,000.00	$1,020.44	$4.47

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
BWX Technologies, Inc. (a)	198,000	$11,214,720
L3Harris Technologies, Inc.	48,000	8,144,160
Textron, Inc.	591,000	19,449,810

		38,808,690

Airlines—0.3%
Alaska Air Group, Inc.	74,000	2,683,240
United Airlines Holdings, Inc. (b)	49,000	1,695,890

		4,379,130

Auto Components—1.1%
Aptiv plc	172,000	13,402,240
Visteon Corp. (a) (b)	66,000	4,521,000

		17,923,240

Banks—0.4%
Webster Financial Corp.	199,000	5,693,390

Biotechnology—5.5%
ACADIA Pharmaceuticals, Inc. (a) (b)	49,000	2,375,030
Alkermes plc (b)	371,000	7,199,255
Alnylam Pharmaceuticals, Inc. (a) (b)	63,000	9,330,930
Amarin Corp. plc (ADR) (a) (b)	122,000	844,240
Argenx SE (ADR) (b)	37,293	8,399,503
Ascendis Pharma A/S (ADR) (b)	23,000	3,401,700
Exact Sciences Corp. (a) (b)	100,000	8,694,000
Incyte Corp. (b)	146,298	15,210,603
Ionis Pharmaceuticals, Inc. (a) (b)	99,000	5,837,040
Neurocrine Biosciences, Inc. (a) (b)	74,000	9,028,000
Seattle Genetics, Inc. (b)	102,000	17,331,840
Ultragenyx Pharmaceutical, Inc. (b)	2,000	156,440

		87,808,581

Building Products—0.2%
Allegion plc (a)	31,000	3,168,820

Capital Markets—2.9%
Cboe Global Markets, Inc.	135,403	12,630,392
KKR & Co., Inc.	345,000	10,653,600
MarketAxess Holdings, Inc.	17,000	8,515,640
Raymond James Financial, Inc. (a)	49,000	3,372,670
Tradeweb Markets, Inc. - Class A (a)	192,000	11,162,880

		46,335,182

Chemicals—1.1%
Air Products & Chemicals, Inc.	20,000	4,829,200
RPM International, Inc. (a)	165,000	12,384,900

		17,214,100

Commercial Services & Supplies—0.4%
Waste Connections, Inc.	74,000	6,940,460

Construction Materials—0.3%
Martin Marietta Materials, Inc. (a)	20,000	4,131,400

Consumer Finance—0.2%
SLM Corp.	349,000	2,453,470

Containers & Packaging—3.6%
Avery Dennison Corp.	98,000	11,180,820
Ball Corp.	468,000	32,521,320
Packaging Corp. of America (a)	38,363	3,828,627
Sealed Air Corp. (a)	271,000	8,902,350

		56,433,117

Diversified Consumer Services—0.8%
ServiceMaster Global Holdings, Inc. (b)	359,000	12,812,710

Electric Utilities—0.3%
Eversource Energy (a)	49,000	4,080,230

Electrical Equipment—0.6%
Sensata Technologies Holding plc (a) (b)	243,000	9,046,890

Electronic Equipment, Instruments & Components—3.3%
Amphenol Corp. - Class A	27,000	2,586,870
Cognex Corp. (a)	59,000	3,523,480
Corning, Inc. (a)	542,000	14,037,800
Keysight Technologies, Inc. (a) (b)	209,000	21,063,020
National Instruments Corp.	271,000	10,490,410

		51,701,580

Entertainment—1.3%
Spotify Technology S.A. (b)	62,000	16,007,780
Zynga, Inc. - Class A (b)	545,000	5,199,300

		21,207,080

Food & Staples Retailing—1.4%
Casey’s General Stores, Inc. (a)	111,000	16,596,720
Sprouts Farmers Market, Inc. (a) (b)	197,000	5,041,230

		21,637,950

Food Products—0.5%
TreeHouse Foods, Inc. (a) (b)	172,000	7,533,600

Gas Utilities—0.3%
Atmos Energy Corp.	55,778	5,554,373

Health Care Equipment & Supplies—9.2%
Alcon, Inc. (b)	160,000	9,171,200
Align Technology, Inc. (b)	18,000	4,939,920
Cooper Cos., Inc. (The)	96,000	27,229,440
Hologic, Inc. (b)	665,000	37,905,000
ICU Medical, Inc. (a) (b)	39,000	7,188,090
IDEXX Laboratories, Inc. (b)	17,000	5,612,720
Teleflex, Inc.	115,000	41,857,700
West Pharmaceutical Services, Inc.	49,000	11,131,330

		145,035,400

Health Care Providers & Services—0.4%
Acadia Healthcare Co., Inc. (a) (b)	246,000	6,179,520

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—1.1%
Veeva Systems, Inc. - Class A (b)	76,695	$17,978,842

Hotels, Restaurants & Leisure—4.5%
Chipotle Mexican Grill, Inc. (b)	10,000	10,523,600
Darden Restaurants, Inc.	56,000	4,243,120
DraftKings, Inc. - Class A (a) (b)	99,000	3,292,740
Dunkin’ Brands Group, Inc. (a)	136,000	8,871,280
Hilton Worldwide Holdings, Inc.	196,000	14,396,200
Marriott International, Inc. - Class A	71,000	6,086,830
MGM Resorts International (a)	705,000	11,844,000
Vail Resorts, Inc. (a)	64,000	11,657,600

		70,915,370

Household Products—0.3%
Reynolds Consumer Products, Inc.	157,000	5,454,180

Industrial Conglomerates—1.1%
Roper Technologies, Inc.	47,000	18,248,220

Insurance—2.5%
Assurant, Inc.	98,000	10,122,420
Axis Capital Holdings, Ltd. (a)	182,000	7,381,920
Kemper Corp. (a)	30,000	2,175,600
Progressive Corp. (The)	49,000	3,925,390
Selectquote, Inc. (b)	50,000	1,266,500
Willis Towers Watson plc	71,000	13,983,450

		38,855,280

Interactive Media & Services—2.3%
IAC/InterActiveCorp (b)	113,000	36,544,200

Internet & Direct Marketing Retail—0.0%
Chewy, Inc. - Class A (a) (b)	4,000	178,760

IT Services—5.1%
Black Knight, Inc. (b)	182,000	13,205,920
Broadridge Financial Solutions, Inc.	47,000	5,930,930
Fiserv, Inc. (b)	148,000	14,447,760
FleetCor Technologies, Inc. (b)	69,000	17,355,570
Gartner, Inc. (b)	49,000	5,945,170
Global Payments, Inc.	106,000	17,979,720
WEX, Inc. (a) (b)	34,000	5,610,340

		80,475,410

Life Sciences Tools & Services—4.6%
Agilent Technologies, Inc.	320,000	28,278,400
Avantor, Inc. (b)	566,000	9,622,000
Bruker Corp. (a)	463,000	18,834,840
PPD, Inc. (b)	66,000	1,768,800
PRA Health Sciences, Inc. (a) (b)	148,000	14,398,920

		72,902,960

Machinery—4.1%
Colfax Corp. (a) (b)	406,000	11,327,400
Fortive Corp.	222,000	15,020,520

Machinery—(Continued)
IDEX Corp.	123,000	19,438,920
Ingersoll Rand, Inc. (a) (b)	652,667	18,352,996

		64,139,836

Metals & Mining—0.6%
Kirkland Lake Gold, Ltd. (a)	231,000	9,526,440

Multi-Utilities—0.8%
Sempra Energy	111,000	13,012,530

Multiline Retail—2.7%
Dollar General Corp.	148,000	28,195,480
Dollar Tree, Inc. (b)	160,000	14,828,800

		43,024,280

Oil, Gas & Consumable Fuels—1.3%
Concho Resources, Inc.	168,000	8,652,000
Continental Resources, Inc. (a)	54,000	946,620
Pioneer Natural Resources Co.	87,000	8,499,900
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	300,144
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	2,077,920

		20,476,584

Pharmaceuticals—3.6%
Catalent, Inc. (b)	392,000	28,733,600
Elanco Animal Health, Inc. (b)	480,000	10,296,000
Perrigo Co. plc (a)	247,000	13,651,690
Royalty Pharma plc - Class A (b)	96,056	4,663,519

		57,344,809

Professional Services—6.8%
Clarivate Analytics plc (b)	714,000	15,943,620
CoreLogic, Inc.	218,000	14,653,960
CoStar Group, Inc. (b)	23,000	16,345,410
Equifax, Inc.	86,000	14,781,680
IHS Markit, Ltd.	135,000	10,192,500
TransUnion	209,000	18,191,360
Verisk Analytics, Inc.	103,000	17,530,600

		107,639,130

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Class A † (b) (c) (d)	15,741	0

Road & Rail—1.2%
J.B. Hunt Transport Services, Inc. (a)	158,000	19,013,720

Semiconductors & Semiconductor Equipment—6.7%
Entegris, Inc.	153,000	9,034,650
Marvell Technology Group, Ltd.	677,000	23,735,620
Maxim Integrated Products, Inc.	197,000	11,940,170
Microchip Technology, Inc. (a)	273,000	28,749,630
Skyworks Solutions, Inc.	123,000	15,726,780
Xilinx, Inc.	163,000	16,037,570

		105,224,420

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—6.1%
Atlassian Corp. plc - Class A (a) (b)	82,000	$14,782,140
Bill.com Holdings, Inc. (a) (b)	11,000	992,310
Ceridian HCM Holding, Inc. (a) (b)	195,000	15,457,650
Crowdstrike Holdings, Inc. - Class A (a) (b)	44,000	4,412,760
DocuSign, Inc. (a) (b)	135,730	23,374,063
Slack Technologies, Inc. - Class A (b)	123,000	3,824,070
Splunk, Inc. (b)	86,000	17,088,200
SS&C Technologies Holdings, Inc.	86,000	4,857,280
Workday, Inc. - Class A (b)	60,000	11,241,600

		96,030,073

Specialty Retail—3.4%
Burlington Stores, Inc. (b)	102,000	20,086,860
CarMax, Inc. (a) (b)	62,000	5,552,100
Five Below, Inc. (a) (b)	30,000	3,207,300
O’Reilly Automotive, Inc. (b)	34,000	14,336,780
Ross Stores, Inc.	81,000	6,904,440
Ulta Beauty, Inc. (b)	22,000	4,475,240

		54,562,720

Textiles, Apparel & Luxury Goods—0.8%
lululemon athletica, Inc. (b)	9,000	2,808,090
Tapestry, Inc.	248,000	3,293,440
VF Corp.	99,000	6,033,060

		12,134,590

Total Common Stocks (Cost $1,078,098,711)		1,519,761,267

Convertible Preferred Stocks—0.4%

Automobiles—0.2%
Rivian Automotive, Inc. - Series D † (b) (c) (d)	274,442	2,948,605

Internet & Direct Marketing Retail—0.2%
DoorDash, Inc. - Series H † (b) (c) (d)	2,625	602,519
Roofoods, Ltd. - Series G † (b) (c) (d)	169	70,625
Roofoods, Ltd. - Series F † (b) (c) (d)	7,253	2,818,878

		3,492,022

Real Estate Management & Development—0.0%
WeWork Cos., Inc. - Series D2 † (b) (c) (d)	70,588	0
WeWork Cos., Inc. - Series D1 † (b) (c) (d)	89,839	0

		0

Total Convertible Preferred Stocks (Cost $8,857,492)		6,440,627

Short-Term Investments—3.5%

Mutual Funds—3.5%
T. Rowe Price Treasury Reserve Fund (e)	55,758,203	55,758,203

Total Short-Term Investments (Cost $55,758,203)		55,758,203

Securities Lending Reinvestments (f)—17.9%
Security Description	Principal Amount*	Value

Certificates of Deposit—7.2%
Agricultural Bank of China 0.700%, 08/06/20	3,000,000	3,000,732
Banco del Estado de Chile
0.475%, 1M LIBOR + 0.300%, 07/06/20 (g)	1,000,000	1,000,014
1.482%, 3M LIBOR + 0.130%, 07/08/20 (g)	2,000,000	2,000,386
Bank of Montreal (Chicago)
0.330%, SOFR + 0.250%, 07/10/20 (g)	2,000,000	2,000,676
0.490%, SOFR + 0.410%, 10/02/20 (g)	1,000,000	1,000,365
Bank of Nova Scotia 0.395%, 1M LIBOR + 0.220%, 01/08/21 (g)	4,000,000	4,000,180
Barclays Bank plc 0.420%, 08/13/20	11,000,000	11,001,210
BNP Paribas S.A. New York 0.520%, 1M LIBOR + 0.340%, 10/09/20 (g)	5,000,000	5,002,545
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (g)	1,000,000	1,000,321
China Construction Bank Corp. 0.500%, 08/18/20	5,000,000	4,999,915
Credit Industriel et Commercial
Zero Coupon, 09/01/20	3,994,036	3,997,760
0.510%, FEDEFF PRV + 0.430%, 07/20/20 (g)	2,000,000	2,000,244
Credit Suisse AG
0.540%, SOFR + 0.460%, 11/03/20 (g)	2,000,000	2,000,980
0.560%, SOFR + 0.480%, 10/06/20 (g)	5,000,000	5,002,450
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (g)	5,000,000	5,000,725
Landesbank Hessen-Thueringen Girozentrale
Zero Coupon, 08/19/20	5,994,179	5,997,780
Mitsubishi UFJ Trust and Banking Corp. 0.410%, 09/21/20	5,000,000	5,000,650
Mizuho Bank, Ltd., New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (g)	5,000,000	5,000,240
MUFG Bank Ltd. 1.790%, 07/17/20	1,000,000	1,000,760
National Australia Bank, Ltd. 1.790%, 07/14/20	4,000,000	4,002,480
Natixis S.A. (New York) 0.950%, 09/09/20	1,000,000	1,001,240
Nordea Bank New York 0.477%, 3M LIBOR + 0.100%, 05/21/21 (g)	3,000,000	3,000,423
Rabobank International London 0.387%, 1M LIBOR + 0.210%, 01/08/21 (g)	1,500,000	1,496,235
Royal Bank of Canada New York
0.320%, SOFR + 0.240%, 07/08/20 (g)	3,000,000	2,999,919
0.370%, SOFR + 0.290%, 07/16/20 (g)	4,000,000	3,999,856
Skandinaviska Enskilda Banken AB 1.601%, 3M LIBOR + 0.150%, 10/02/20 (g)	1,997,622	2,000,284
Standard Chartered Bank 0.230%, FEDEFF PRV + 0.150%, 08/26/20 (g)	2,000,000	1,998,862
Sumitomo Mitsui Banking Corp.
Zero Coupon, 11/13/20	7,979,201	7,988,160
0.398%, 1M LIBOR + 0.220%, 08/03/20 (g)	3,000,164	3,000,312
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 08/18/20	991,479	999,640
0.381%, 3M LIBOR + 0.070%, 12/02/20 (g)	3,000,000	2,999,649

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
UBS AG 0.411%, 3M LIBOR + 0.080%, 12/04/20 (g)	1,000,000	$999,630
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (g)	7,000,000	7,000,000

		113,494,623

Commercial Paper—1.0%
Bank of China, Ltd. 0.550%, 08/19/20	1,997,250	1,998,726
LMA S.A. & LMA Americas 0.950%, 10/06/20	1,988,706	1,998,268
Svenska Handelsbanken AB 0.277%, 1M LIBOR + 0.100%, 11/10/20 (g)	1,000,000	999,954
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (g)	10,000,000	10,000,000

		14,996,948

Repurchase Agreements—3.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $17,609,147; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.375%, maturity dates ranging from 05/31/22 - 02/15/38, and an aggregate market value of $17,961,313.	17,609,113	17,609,113
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $5,452,833.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $5,002,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $5,452,833.	5,000,000	5,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $6,002,508; collateralized by various Common Stock with an aggregate market value of $6,600,000.	6,000,000	6,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $3,100,009; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $3,162,003.	3,100,000	3,100,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $5,600,016; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $5,712,001.	5,600,000	5,600,000

Repurchase Agreements—(Continued)
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $1,400,009; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $1,428,007.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,900,017; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $2,111,287.	1,900,000	1,900,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,318,326.	3,000,000	3,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,400,009; collateralized by various Common Stock with an aggregate market value of $1,555,811.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $2,500,126; collateralized by various Common Stock with an aggregate market value of $2,778,337.	2,500,000	2,500,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $2,222,435.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $6,000,280; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $6,667,306.	6,000,000	6,000,000

		60,509,113

Time Deposit—0.3%
Skandi NY 0.060%, 07/01/20	5,000,000	5,000,000

Mutual Funds—5.6%
BlackRock Liquidity Funds, Institutional Shares 0.100% (h)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (h)	5,000,000	5,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (h)	8,000,000	8,000,000

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (h)	15,000,000	$15,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (h)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (h)	5,000,000	5,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (h)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (h)	15,000,000	15,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (h)	17,647,086	17,647,086

		87,647,086

Total Securities Lending Reinvestments (Cost $281,624,555)		281,647,770

Total Investments—117.9% (Cost $1,424,338,961)		1,863,607,867
Other assets and liabilities (net)—(17.9)%		(282,353,246)

Net Assets—100.0%		$1,581,254,621

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of June 30, 2020, the market value of restricted securities was $8,818,691, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $279,723,913 and the collateral received consisted of cash in the amount of $281,598,835. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of June 30, 2020, these securities represent 0.6% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)
(f)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(g)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Restricted Securities	Acquisition Date	Shares	Cost	Value
DoorDash, Inc. - Series H	06/17/20	2,625	$602,519	$602,519
Rivian Automotive, Inc. - Series D	12/23/19	274,442	2,948,605	2,948,605
Roofoods, Ltd. - Series F	09/12/17	7,253	2,564,447	2,818,878
Roofoods, Ltd. - Series G	05/06/19	169	70,625	70,625
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	300,144
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	2,077,920
WeWork Cos., Inc. - Class A	12/09/14-05/26/15	15,741	223,069	0
WeWork Cos., Inc. - Series D1	12/09/14	89,839	1,495,924	0
WeWork Cos., Inc. - Series D2	12/09/14	70,588	1,175,372	0

				$8,818,691

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$38,808,690	$—	$—	$38,808,690
Airlines	4,379,130	—	—	4,379,130
Auto Components	17,923,240	—	—	17,923,240
Banks	5,693,390	—	—	5,693,390
Biotechnology	87,808,581	—	—	87,808,581
Building Products	3,168,820	—	—	3,168,820
Capital Markets	46,335,182	—	—	46,335,182
Chemicals	17,214,100	—	—	17,214,100
Commercial Services & Supplies	6,940,460	—	—	6,940,460
Construction Materials	4,131,400	—	—	4,131,400
Consumer Finance	2,453,470	—	—	2,453,470
Containers & Packaging	56,433,117	—	—	56,433,117
Diversified Consumer Services	12,812,710	—	—	12,812,710
Electric Utilities	4,080,230	—	—	4,080,230
Electrical Equipment	9,046,890	—	—	9,046,890
Electronic Equipment, Instruments & Components	51,701,580	—	—	51,701,580
Entertainment	21,207,080	—	—	21,207,080
Food & Staples Retailing	21,637,950	—	—	21,637,950
Food Products	7,533,600	—	—	7,533,600
Gas Utilities	5,554,373	—	—	5,554,373
Health Care Equipment & Supplies	145,035,400	—	—	145,035,400
Health Care Providers & Services	6,179,520	—	—	6,179,520
Health Care Technology	17,978,842	—	—	17,978,842
Hotels, Restaurants & Leisure	70,915,370	—	—	70,915,370
Household Products	5,454,180	—	—	5,454,180
Industrial Conglomerates	18,248,220	—	—	18,248,220
Insurance	38,855,280	—	—	38,855,280
Interactive Media & Services	36,544,200	—	—	36,544,200
Internet & Direct Marketing Retail	178,760	—	—	178,760
IT Services	80,475,410	—	—	80,475,410
Life Sciences Tools & Services	72,902,960	—	—	72,902,960
Machinery	64,139,836	—	—	64,139,836
Metals & Mining	9,526,440	—	—	9,526,440
Multi-Utilities	13,012,530	—	—	13,012,530
Multiline Retail	43,024,280	—	—	43,024,280
Oil, Gas & Consumable Fuels	18,098,520	—	2,378,064	20,476,584
Pharmaceuticals	57,344,809	—	—	57,344,809
Professional Services	107,639,130	—	—	107,639,130
Real Estate Management & Development	—	—	0	0
Road & Rail	19,013,720	—	—	19,013,720
Semiconductors & Semiconductor Equipment	105,224,420	—	—	105,224,420

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Software	$96,030,073	$—	$—	$96,030,073
Specialty Retail	54,562,720	—	—	54,562,720
Textiles, Apparel & Luxury Goods	12,134,590	—	—	12,134,590
Total Common Stocks	1,517,383,203	—	2,378,064	1,519,761,267
Total Convertible Preferred Stocks*	—	—	6,440,627	6,440,627
Total Short-Term Investments*	55,758,203	—	—	55,758,203
Securities Lending Reinvestments
Certificates of Deposit	—	113,494,623	—	113,494,623
Commercial Paper	—	14,996,948	—	14,996,948
Repurchase Agreements	—	60,509,113	—	60,509,113
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	87,647,086	—	—	87,647,086
Total Securities Lending Reinvestments	87,647,086	194,000,684	—	281,647,770
Total Investments	$1,660,788,492	$194,000,684	$8,818,691	$1,863,607,867

Collateral for Securities Loaned (Liability)	$—	$(281,598,835)	$—	$(281,589,835)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2020 is not presented.

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,807,849,664
Affiliated investments at value (c)	55,758,203
Cash	1,328,928
Receivable for:
Investments sold	2,536,430
Fund shares sold	242,720
Dividends	431,981
Dividends on affiliated investments	6,757

Total Assets	1,868,154,683
Liabilities
Collateral for securities loaned	281,598,835
Payables for:
Investments purchased	2,681,974
Fund shares redeemed	1,129,645
Accrued Expenses:
Management fees	921,376
Distribution and service fees	207,475
Deferred trustees’ fees	148,279
Other expenses	212,478

Total Liabilities	286,900,062

Net Assets	$1,581,254,621

Net Assets Consist of:
Paid in surplus	$1,090,099,652
Distributable earnings (Accumulated losses)	491,154,969

Net Assets	$1,581,254,621

Net Assets
Class A	$563,916,938
Class B	996,333,130
Class E	21,004,553
Capital Shares Outstanding*
Class A	57,226,071
Class B	114,394,441
Class E	2,290,124
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.85
Class B	8.71
Class E	9.17

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Includes securities loaned at value of $279,723,913.
(b)	Identified cost of investments, excluding affiliated investments, was $1,368,580,758.
(c)	Identified cost of affiliated investments was $55,758,203.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$5,640,100
Dividends from affiliated investments	313,729
Securities lending income	428,293

Total investment income	6,382,122
Expenses
Management fees	5,665,496
Administration fees	33,440
Custodian and accounting fees	58,336
Distribution and service fees—Class B	1,188,892
Distribution and service fees—Class E	15,419
Audit and tax services	24,685
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	62,004
Insurance	5,721
Miscellaneous	9,060

Total expenses	7,100,543
Less management fee waiver	(304,259)

Net expenses	6,796,284

Net Investment Loss	(414,162)

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Investments	55,772,680
Foreign currency transactions	10

Net realized gain	55,772,690

Net change in unrealized depreciation on investments	(87,658,783)

Net realized and unrealized loss	(31,886,093)

Net Decrease in Net Assets From Operations	$(32,300,255)

(a)	Net of foreign withholding taxes of $12,591.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income (loss)	$(414,162)	$1,759,777
Net realized gain	55,772,690	175,465,025
Net change in unrealized appreciation (depreciation)	(87,658,783)	259,970,799

Increase (decrease) in net assets from operations	(32,300,255)	437,195,601

From Distributions to Shareholders
Class A	(59,486,067)	(94,762,308)
Class B	(115,810,123)	(181,476,446)
Class E	(2,330,244)	(3,885,022)

Total distributions	(177,626,434)	(280,123,776)

Increase in net assets from capital share transactions	108,208,542	57,028,707

Total increase (decrease) in net assets	(101,718,147)	214,100,532

Net Assets
Beginning of period	1,682,972,768	1,468,872,236

End of period	$1,581,254,621	$1,682,972,768

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	1,252,474	$12,243,795	1,493,296	$16,201,047
Reinvestments	6,145,255	59,486,067	9,164,633	94,762,308
Redemptions	(3,700,429)	(38,312,004)	(8,910,447)	(99,474,971)

Net increase	3,697,300	$33,417,858	1,747,482	$11,488,384

Class B
Sales	4,412,008	$37,785,487	3,700,097	$36,834,251
Reinvestments	13,529,220	115,810,123	19,576,747	181,476,446
Redemptions	(8,652,903)	(79,077,259)	(17,305,796)	(174,044,751)

Net increase	9,288,325	$74,518,351	5,971,048	$44,265,946

Class E
Sales	66,239	$611,044	172,313	$1,781,479
Reinvestments	258,629	2,330,244	400,518	3,885,022
Redemptions	(279,793)	(2,668,955)	(419,202)	(4,392,124)

Net increase	45,075	$272,333	153,629	$1,274,377

Increase derived from capital shares transactions		$108,208,542		$57,028,707

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017	2016		2015
Net Asset Value, Beginning of Period	$11.24		$10.19		$11.92	$10.37	$11.39		$12.52

Income (Loss) from Investment Operations
Net investment income (a)	0.01		0.03		0.03	0.01	0.01	(b)	0.00 (c)
Net realized and unrealized gain (loss)	(0.24)		3.00		(0.12)	2.51	0.64		0.91

Total income (loss) from investment operations	(0.23)		3.03		(0.09)	2.52	0.65		0.91

Less Distributions
Distributions from net investment income	(0.03)		(0.03)		0.00	0.00	0.00		0.00
Distributions from net realized capital gains	(1.13)		(1.95)		(1.64)	(0.97)	(1.67)		(2.04)

Total distributions	(1.16)		(1.98)		(1.64)	(0.97)	(1.67)		(2.04)

Net Asset Value, End of Period	$9.85		$11.24		$10.19	$11.92	$10.37		$11.39

Total Return (%) (d)	(1.89	)(e)	31.42		(2.01)	25.13	6.52		6.88

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(f)	0.78		0.78	0.78	0.78		0.78
Net ratio of expenses to average net assets (%) (g)	0.74	(f)	0.74		0.74	0.74	0.73		0.74
Ratio of net investment income to average net assets (%)	0.10	(f)	0.27		0.26	0.11	0.11	(b)	0.02
Portfolio turnover rate (%)	13	(e)	21		24	25	26		25
Net assets, end of period (in millions)	$563.9		$601.8		$527.7	$670.2	$590.7		$602.3

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017	2016		2015
Net Asset Value, Beginning of Period	$10.06		$9.29		$11.02	$9.68	$10.77		$11.96

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.01)		0.00	(c)	0.00 (c)	(0.02)	(0.01	)(b)	(0.03)
Net realized and unrealized gain (loss)	(0.21)		2.72		(0.09)	2.33	0.59		0.88

Total income (loss) from investment operations	(0.22)		2.72		(0.09)	2.31	0.58		0.85

Less Distributions
Distributions from net investment income	(0.00	)(h)	(0.00	)(h)	0.00	0.00	0.00		0.00
Distributions from net realized capital gains	(1.13)		(1.95)		(1.64)	(0.97)	(1.67)		(2.04)

Total distributions	(1.13)		(1.95)		(1.64)	(0.97)	(1.67)		(2.04)

Net Asset Value, End of Period	$8.71		$10.06		$9.29	$11.02	$9.68		$10.77

Total Return (%) (d)	(1.97	)(e)	31.07		(2.19)	24.74	6.22		6.67

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(f)	1.03		1.03	1.03	1.03		1.03
Net ratio of expenses to average net assets (%) (g)	0.99	(f)	0.99		0.99	0.99	0.98		0.99
Ratio of net investment income (loss) to average net assets (%)	(0.15	)(f)	0.02		0.01	(0.14)	(0.14	)(b)	(0.23)
Portfolio turnover rate (%)	13	(e)	21		24	25	26		25
Net assets, end of period (in millions)	$996.3		$1,057.5		$920.9	$1,089.8	$994.8		$1,030.3

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017		2016		2015
Net Asset Value, Beginning of Period	$10.54		$9.65	$11.38	$9.96		$11.02		$12.19

Income (Loss) from Investment Operations
Net investment income (loss) (a)	(0.00	)(c)	0.01	0.01	(0.00	)(c)	(0.00	)(b)(c)	(0.02)
Net realized and unrealized gain (loss)	(0.23)		2.84	(0.10)	2.39		0.61		0.89

Total income (loss) from investment operations	(0.23)		2.85	(0.09)	2.39		0.61		0.87

Less Distributions
Distributions from net investment income	(0.01)		(0.01)	0.00	0.00		0.00		0.00
Distributions from net realized capital gains	(1.13)		(1.95)	(1.64)	(0.97)		(1.67)		(2.04)

Total distributions	(1.14)		(1.96)	(1.64)	(0.97)		(1.67)		(2.04)

Net Asset Value, End of Period	$9.17		$10.54	$9.65	$11.38		$9.96		$11.02

Total Return (%) (d)	(1.99	)(e)	31.30	(2.11)	24.85		6.36		6.72

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.93	(f)	0.93	0.93	0.93		0.93		0.93
Net ratio of expenses to average net assets (%) (g)	0.89	(f)	0.89	0.89	0.89		0.88		0.89
Ratio of net investment income (loss) to average net assets (%)	(0.05	)(f)	0.12	0.11	(0.04)		(0.04	)(b)	(0.13)
Portfolio turnover rate (%)	13	(e)	21	24	25		26		25
Net assets, end of period (in millions)	$21.0		$23.7	$20.2	$24.1		$21.2		$22.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Net investment income (loss) was less than $0.01.
(d)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(e)	Periods less than one year are not computed on an annualized basis.
(f)	Computed on an annualized basis.
(g)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(h)	Distributions from net investment income were less than $0.01.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is T. Rowe Price Mid Cap Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.
Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-16

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. Book-tax differences are due to adjustments to prior period accumulated balances. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its

BHFTI-17

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $60,509,113. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local,

BHFTI-18

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$183,903,493	$0	$238,308,495

BHFTI-19

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The Portfolio engaged in security transactions with other accounts managed by T. Rowe Price Associates, Inc., the subadviser to the Portfolio, that amounted to $934,058 in purchases and $656,067 in sales of investments, which are included above and resulted in net realized gains of $228,046.

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.750% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020 were $5,665,496.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. T. Rowe Price Associates, Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - The Subadviser has agreed to a voluntary subadvisory fee waiver that applies if (i) assets under management by the Subadviser for the Trust and Brighthouse Funds Trust II (“BHFTII”) in the aggregate exceed $750 million, (ii) the Subadviser subadvises three or more portfolios of the Trust and BHFTII in the aggregate, and (iii) at least one of those portfolios is a large cap domestic equity portfolio.

If the aforementioned conditions are met, the Subadviser will waive its subadvisory fee paid by Brighthouse Investment Advisers by 5% for combined Trust and BHFTII average daily net assets over $750 million, 7.5% for the next $1.5 billion of combined assets, and 10% for amounts over $3 billion. Brighthouse Investment Advisers has voluntarily agreed to reduce its advisory fee for the Portfolio by the amount waived (if any) by T. Rowe Price for the Portfolio pursuant to this voluntary subadvisory fee waiver. Because these fee waivers are voluntary, and not contractual, they may be discontinued by T. Rowe Price and Brighthouse Investment Advisers at any time. Amounts voluntarily waived for the six months ended June 30, 2020 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-20

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

6. Transactions in Securities of Affiliated Issuers

A summary of the Portfolio’s transactions in the securities of affiliated issuers during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Ending Value as of June 30, 2020	Income earned from affiliates during the period	Number of shares held at June 30, 2020
T. Rowe Price Treasury Reserve Fund	$71,179,798	$83,558,917	$(98,980,512)	$55,758,203	$313,729	55,758,203

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,427,195,239

Gross unrealized appreciation	511,237,042
Gross unrealized depreciation	(74,824,414)

Net unrealized appreciation (depreciation)	$436,412,628

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$18,847,878	$13,036,353	$261,275,898	$222,477,552	$280,123,776	$235,513,905

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$7,077,941	$170,086,236	$524,071,411	$—	$701,235,588

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-21

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-22

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Managed by TCW Investment Management Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the TCW Core Fixed Income Portfolio returned 6.97% and 6.77%, respectively. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1, returned 6.14%.

MARKET ENVIRONMENT / CONDITIONS

As the human toll and economic impact of COVID-19 were absorbed fully by investors, equity gains that had accumulated since 2016 were pulverized in a 30%-plus tumble. Corporate bonds, investment grade and high yield, repriced sharply lower as risk premiums soared in response to an unknown near future that was almost certain to see earnings crushed. The U.S. Federal Reserve (the “Fed”) responded grandly. Surpassing expectations in both size and speed, the Fed set forth and expanded its balance sheet to a new high of $7.2 trillion by early June, from $4.2 trillion in February. The Federal Open Market Committee voted unanimously to keep the federal funds target near the zero bound at the June meeting and the accompanying dot plot revealed that rates were expected to be fixed there for two years (at least). The effects were an abundance of liquidity and markets impervious to downside risk, seemingly secure in a reliance on monetary policy to backstop markets. The risk market reversed course in stunning fashion.

However, the hard macroeconomic figures indicated a far less sanguine future. In June, labor market data continued to show that roughly one million Americans file for unemployment benefits each week, while nearly 20 million file continuing claims, an order of magnitude higher than anything experienced since the Great Depression. Industrial production and housing starts only modestly recovered, while services and manufacturing Purchasing Managers’ Index were still in contractionary territory—notably, all measures of activity are well below pre-March levels. At the same time, corporations tapped into markets in unprecedented fashion, with investment grade issuance topping $250 billion for three straight months, adding to already-elevated leverage metrics. The open markets for certain issuers and lofty general pricing levels belied what was an acceleration in downgrade and default experience which, given the economy, may be hard to slow.

Onto the markets, the 10-Year bellwether U.S. Treasury yield was relatively unchanged during the second quarter, but at 0.66% at the end of the period was over 125 basis points (“bps”) lower from where it started the year. While equity markets far outpaced fixed income sectors with the S&P 500 Index’s 20.5% quarter, equities still trailed fixed income year-to-date. The Bloomberg Barclays U.S. Aggregate Bond Index gained 6.1% while the S&P 500 Index fell 3.1% to end the past six months. While spreads widened and fixed income lagged Treasuries, total returns were positive across most sectors with investment grade corporates gaining 5% while High Yield Corporates declined 3.8% as the first quarter hit has not been fully retraced. Within Securitized, Commercial Mortgage-Backed Securities (“CMBS”) led performance with a 5.2% total return, even while Non-Agency Mortgage-Backed Securities (“MBS”) fundamentals deteriorated under economic stress. Asset-Backed Securities (“ABS”) delivered 3.3% in total return as Fed support, scant supply, and investors’ resurgent risk appetite supported the sector and prices recovered nearly to February levels. In Mortgages, Agency MBS was challenged by supply and demand technicals toward the latter part of the period, as lower mortgage rates drove increased origination and refinancing activity, though the Fed continued to provide a positive backstop. As a result, the asset class was one of the few that outpaced the fixed income universe on a duration-adjusted basis, with a positive total return of 3.5% year-to-date. Legacy Non-Agency MBS remained in negative territory with a loss of 1.9% year-to-date, as price gains were less robust relative to other securitized sectors included in the Fed purchase facilities, though the sector almost entirely rebounded from first quarter volatility.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio gained 6.97% for the six-month period ending June 30, 2020, outpacing the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”). Bolstering performance was the underweight to Credit, which ended the timeframe wider by over 50 bps and lagged duration-matched Treasuries by over 530 bps. Further boosting returns was conservative credit issue selection favoring Communications and Consumer Non-Cyclicals. Defensive sectors generally outperformed for the overall period as the adverse impact from virus-induced shutdowns weighed on more market-sensitive industries like Cyclicals, Energy, and Non-U.S. Sovereigns, notwithstanding these sectors retracing in the past three months on very accommodative global monetary policies. As corporate spreads widened in March and early April, additions were made in long corporate bonds of high-quality companies with strong business models, adding to Portfolio performance with corporate spreads remediating from the spread widening. Away from Credits, the overweight to Securitized Products was a hindrance to returns as the sector also ended the period wider, with the effects from the March selloff due to the health crisis eclipsing the second quarter 2020 rebound. However, the overall impact from Agency MBS was positive, despite oversupply and prepayment concerns. The mortgage basis was supported by the Fed’s limitless buying instituted in mid-March, rewarding the Portfolio’s upsize shift in Agency MBS that began in late 2019. Finally, a longer duration profile to start the year was reduced to a shorter position as rates plunged, negatively impacting the Portfolio as rates remained at record lows to end the period.

Early year market volatility provided an expanded opportunity set among spread products, with the Portfolio taking advantage of attractive entry points to add exposures in high quality sectors that had resilience or were likely to benefit from Fed activities or support. Specific positioning shifts included a substantial increase to corporate credit exposure in the first quarter, with a focus on long-dated high quality, high conviction names with “fortress balance sheets.” This position was subsequently trimmed at measurable gains during the second quarter but still remained an overweight, while cyclical sectors

BHFTI-1

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Managed by TCW Investment Management Company

Portfolio Manager Commentary*—(Continued)

held at a relative underweight. High Yield credit exposure was limited, and was focused on defensive, larger, more liquid, and relatively high-quality credit, though further opportunities were expected to add more substantially as downgrades swell the volume of available debt and distressed sellers appear. Within the Securitized space, after adding significantly to the Agency MBS exposure in the first quarter on weakness, the position was trimmed as spreads remediated in the second quarter. The sector nonetheless remained attractive given Fed support, with To Be Announced securities relatively attractive versus specified pools. Non-Agency MBS continued to be an area offering value, particularly legacy issues that have strong underlying fundamentals, with an overall eye towards adding exposure in heavily discounted, longer spread duration securities. Within ABS, the exposure avoids more vulnerable collateral types such as credit card loans, preferring AAA-rated Collateralized Loan Obligations and government guaranteed student loans. Finally, duration positioning was nearly 0.6 years shorter than the benchmark as Treasury rates remained near historic lows at the end of the period.

Tad Rivelle

Bryan Whalen

Laird Landmann

Stephen Kane

Portfolio Managers

TCW Investment Management Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities.

BHFTI-2

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. AGGREGATE BOND INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
TCW Core Fixed Income Portfolio
Class A	6.97	9.48	4.31	3.98
Class B	6.77	9.17	4.09	3.77
Bloomberg Barclays U.S. Aggregate Bond Index	6.14	8.74	4.30	3.89

1 Inception date of the Class A and Class B shares is 5/1/2015. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	47.1
Corporate Bonds & Notes	28.7
Asset-Backed Securities	9.3
Mortgage-Backed Securities	5.3
Municipals	0.9

BHFTI-3

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

TCW Core Fixed Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.45%	$1,000.00	$1,069.70	$2.32
	Hypothetical*	0.45%	$1,000.00	$1,022.63	$2.26

Class B (a)	Actual	0.70%	$1,000.00	$1,067.70	$3.60
	Hypothetical*	0.70%	$1,000.00	$1,021.38	$3.52

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—47.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—36.3%
Fannie Mae 15 Yr. Pool 3.000%, 06/01/32	1,304,598	$1,370,494
Fannie Mae 20 Yr. Pool 2.500%, 05/01/40	8,610,456	8,981,328
Fannie Mae 30 Yr. Pool
3.000%, 07/01/45	14,861,783	16,122,504
3.500%, 01/01/48	8,922,445	9,441,105
3.500%, 02/01/48	5,368,803	5,683,370
4.000%, 06/01/47	3,538,184	3,764,905
4.500%, 02/01/46	3,264,546	3,573,153
4.500%, 05/01/48	12,472,439	13,399,670
4.500%, 08/01/48	2,334,572	2,508,428
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	2,826,532
3.000%, 10/01/49	7,086,461	7,337,006
3.210%, 11/01/37	5,386,794	6,297,505
3.450%, 05/01/34	4,065,000	4,867,582
3.490%, 02/01/33	4,000,000	4,763,445
3.500%, 01/01/44	5,154,672	5,565,899
4.000%, 08/01/42	896,293	976,182
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	6,806,355	7,093,514
3.500%, 01/25/47	11,679,044	12,081,646
3.500%, 06/25/47	4,870,402	5,107,077
Fannie Mae-Aces
0.776%, 12/25/27 (a) (b)	4,050,000	171,217
0.988%, 12/25/27 (a) (b)	3,501,497	164,388
0.999%, 07/25/32 (a) (b)	3,147,016	262,646
1.438%, 11/25/28 (a) (b)	2,831,549	260,005
1.497%, 08/25/28 (a) (b)	3,530,000	347,548
1.554%, 11/25/28 (a) (b)	3,345,000	348,970
1.826%, 12/25/30 (a) (b)	8,389,324	1,179,275
1.923%, 12/25/30 (a) (b)	2,949,187	434,530
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/31	5,080,181	5,391,467
2.500%, 07/01/32	3,372,573	3,539,458
3.000%, 03/01/31	1,761,369	1,855,522
3.000%, 06/01/33	627,026	659,105
3.500%, 11/01/33	3,719,812	3,908,340
3.500%, 01/01/34	5,314,723	5,626,137
Freddie Mac 20 Yr. Pool
2.500%, 05/01/40	8,621,888	8,990,507
2.500%, 06/01/40	6,931,963	7,230,542
Freddie Mac 30 Yr. Gold Pool
3.000%, 06/01/46	6,668,869	7,066,513
3.000%, 09/01/46	2,635,259	2,791,407
3.000%, 10/01/46	8,053,206	8,525,692
3.000%, 11/01/46	10,750,865	11,378,350
3.000%, 01/01/47	12,345,028	13,044,853
3.000%, 02/01/47	1,602,333	1,694,435
3.500%, 01/01/44	3,958,331	4,284,197
3.500%, 04/01/45	5,230,579	5,771,181
3.500%, 11/01/45	913,222	976,471
3.500%, 06/01/46	3,283,219	3,504,578
3.500%, 08/01/46	2,999,361	3,237,676
3.500%, 04/01/47	12,721,496	13,902,420

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 12/01/47	26,142,239	28,141,758
3.500%, 01/01/48	21,453,203	23,652,786
3.500%, 03/01/48	20,498,404	22,387,353
4.000%, 01/01/45	4,019,214	4,477,414
4.000%, 12/01/45	9,319,929	10,283,366
4.000%, 03/01/48	844,675	933,361
4.000%, 06/01/48	1,278,015	1,389,835
4.000%, 11/01/48	1,518,678	1,662,090
4.000%, 01/01/49	7,328,681	7,961,426
4.500%, 10/01/48	5,185,733	5,577,199
5.000%, 06/01/48	1,369,978	1,497,277
5.000%, 08/01/48	254,044	277,479
5.000%, 10/01/48	2,813,338	3,075,523
Freddie Mac Multiclass Certificates
1.836%, 05/27/33 (a) (b)	2,100,000	356,267
1.878%, 10/27/28 (a) (b)	2,675,000	345,435
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	6,773,764
3.950%, 11/25/33 (a)	7,950,000	9,935,012
Freddie Mac REMICS (CMO) 3.000%, 04/15/48	2,917,264	3,022,980
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (c)	12,175,000	12,810,858
3.000%, 10/20/46	2,364,515	2,515,029
3.000%, 12/20/46	7,243,003	7,694,095
3.000%, 04/20/47	1,378,109	1,464,290
3.000%, 11/20/47	8,328,265	8,834,673
3.000%, TBA (c)	925,000	979,741
3.500%, 04/20/46	5,134,260	5,506,488
3.500%, 05/20/46	2,328,039	2,494,261
3.500%, 06/20/46	526,574	563,444
3.500%, 11/20/46	7,703,977	8,239,808
3.500%, 01/20/47	1,360,939	1,447,432
3.500%, 09/20/47	3,044,505	3,240,093
3.500%, 11/20/47	5,991,666	6,374,306
4.000%, 11/20/47	3,059,795	3,286,973
4.000%, 12/20/47	2,768,197	2,965,254
4.000%, 03/20/48	2,298,191	2,457,820
4.000%, 10/20/48	4,604,071	4,903,389
4.500%, 02/20/47	4,515,210	4,952,336
4.500%, 06/20/47	8,176,090	8,928,607
5.000%, 06/20/47	3,801,780	4,204,929
5.000%, 09/20/47	2,194,703	2,427,161
Ginnie Mae II Pool
3.000%, 10/20/49	8,541,919	8,846,658
3.500%, 07/20/49	1,461,072	1,511,093
Government National Mortgage Association (CMO) 3.500%, 09/20/48	3,431,846	3,701,333
Uniform Mortgage-Backed Securities
2.000%, TBA (c)	16,425,000	16,825,704
2.500%, TBA (c)	100,000,000	104,252,477
3.000%, TBA (c)	19,625,000	20,597,663
5.000%, TBA (c)	2,600,000	2,841,109

		624,926,124

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—10.8%
U.S. Treasury Bonds
1.250%, 05/15/50	15,595,000	$14,971,809
2.000%, 02/15/50	10,634,000	12,171,776
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50 (d) (e)	24,229,787	27,203,615
U.S. Treasury Inflation Indexed Notes
0.125%, 04/15/25 (d) (e)	16,629,735	17,437,459
0.250%, 07/15/29 (d) (e)	21,468,606	23,500,272
U.S. Treasury Notes
0.250%, 05/31/25 (d)	24,440,000	24,408,495
0.250%, 06/30/25	38,025,000	37,953,293
0.375%, 04/30/25 (d)	12,845,000	12,903,204
0.625%, 05/15/30 (d)	15,160,000	15,113,809

		185,663,732

Total U.S. Treasury & Government Agencies (Cost $779,597,990)		810,589,856

Corporate Bonds & Notes—28.7%

Aerospace/Defense—0.2%
BAE Systems Holdings, Inc. 3.850%, 12/15/25 (144A)	1,500,000	1,660,136
Northrop Grumman Corp. 5.250%, 05/01/50	1,210,000	1,739,958

		3,400,094

Agriculture—0.5%
BAT Capital Corp.
4.390%, 08/15/37	830,000	905,361
4.540%, 08/15/47	3,370,000	3,668,279
Reynolds American, Inc.
5.700%, 08/15/35	1,170,000	1,459,239
5.850%, 08/15/45	1,805,000	2,257,101

		8,289,980

Airlines—0.2%
America West Airlines Pass-Through Trust
7.100%, 04/02/21 (d)	282,828	237,316
8.057%, 07/02/20	374,174	373,830
American Airlines Pass-Through Trust
4.000%, 07/15/25	1,098,643	838,726
4.950%, 01/15/23	471,816	382,175
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	1,403,541	1,197,158
7.076%, 03/20/21	848,670	821,620

		3,850,825

Auto Manufacturers—1.2%
Daimler Finance North America LLC
2.000%, 07/06/21 (144A)	1,845,000	1,859,124
2.200%, 10/30/21 (144A)	2,835,000	2,873,346

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
2.191%, 3M LIBOR + 0.880%, 10/12/21 (a)	2,205,000	2,092,320
3.219%, 01/09/22	1,889,000	1,837,449
3.339%, 03/28/22	2,155,000	2,084,316
5.750%, 02/01/21 (d)	120,000	120,562
General Motors Co. 4.875%, 10/02/23	3,330,000	3,555,607
General Motors Financial Co., Inc.
3.150%, 06/30/22	1,290,000	1,312,456
3.200%, 07/13/20	860,000	860,405
3.200%, 07/06/21 (d)	2,760,000	2,791,822
3.450%, 04/10/22	405,000	412,974
4.200%, 11/06/21	645,000	661,478
4.375%, 09/25/21	720,000	739,479

		21,201,338

Banks—5.3%
Bank of America Corp.
4.083%, 3M LIBOR + 3.150%, 03/20/51 (a)	4,585,000	5,721,184
1.319%, SOFR + 1.150%, 06/19/26 (a) (d)	1,500,000	1,503,546
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a) (d)	1,000,000	1,081,822
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	6,478,000	6,813,296
Citigroup, Inc.
2.572%, SOFR + 2.107%, 06/03/31 (a)	2,215,000	2,289,153
3.200%, 10/21/26	1,790,000	1,963,052
Goldman Sachs Group, Inc. (The)
2.600%, 02/07/30	1,050,000	1,096,151
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	4,310,000	4,646,432
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	860,000	963,211
JPMorgan Chase & Co.
2.182%, SOFR + 1.890%, 06/01/28 (a)	3,355,000	3,470,418
2.739%, SOFR + 1.510%, 10/15/30 (a)	1,670,000	1,791,308
3.109%, SOFR + 2.440%, 04/22/51 (a)	830,000	893,268
3.200%, 06/15/26	1,755,000	1,947,971
3.559%, 3M LIBOR + 0.730%, 04/23/24 (a)	2,323,000	2,490,721
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	3,685,000	4,060,477
4.493%, SOFR + 3.790%, 03/24/31 (a) (d)	4,405,000	5,381,350
Lloyds Banking Group plc
2.858%, 3M LIBOR + 1.249%, 03/17/23 (a)	2,795,000	2,878,869
3.870%, 1Y H15 + 3.500%, 07/09/25 (a)	2,515,000	2,735,137
3.900%, 03/12/24	2,180,000	2,386,056
Morgan Stanley
0.761%, SOFR + 0.700%, 01/20/23 (a)	1,365,000	1,360,379
3.875%, 01/27/26	2,010,000	2,273,721
Santander UK Group Holdings plc 3.571%, 01/10/23	1,200,000	1,245,453
Santander UK plc 5.000%, 11/07/23 (144A)	3,950,000	4,302,735
Wells Fargo & Co.
2.393%, SOFR + 2.100%, 06/02/28 (a)	4,135,000	4,271,568
2.600%, 07/22/20	5,175,000	5,181,314
2.879%, 3M LIBOR + 1.170%, 10/30/30 (a)	3,030,000	3,238,113
3.068%, SOFR + 2.530%, 04/30/41 (a)	2,720,000	2,830,235
5.013%, 3M LIBOR + 4.240%, 04/04/51 (a)	8,730,000	12,056,388

		90,873,328

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.900%, 02/01/46	2,399,000	$2,934,291
Anheuser-Busch InBev Worldwide, Inc.
4.500%, 06/01/50	1,175,000	1,401,059
4.600%, 04/15/48	1,200,000	1,400,892
Bacardi, Ltd.
4.700%, 05/15/28 (144A)	940,000	1,063,004
5.300%, 05/15/48 (144A)	480,000	592,617

		7,391,863

Biotechnology—0.2%
Amgen, Inc. 4.400%, 05/01/45	2,340,000	2,903,172

Chemicals—0.2%
International Flavors & Fragrances, Inc. 5.000%, 09/26/48	2,555,000	2,979,782

Commercial Services—0.4%
Duke University 2.682%, 10/01/44 (d)	1,690,000	1,773,641
Emory University 2.969%, 09/01/50	1,000,000	1,073,067
IHS Markit, Ltd.
4.750%, 02/15/25 (144A)	1,000,000	1,120,000
4.750%, 08/01/28	1,500,000	1,760,145
5.000%, 11/01/22 (144A)	1,535,000	1,646,006

		7,372,859

Computers—0.1%
Dell International LLC / EMC Corp. 4.420%, 06/15/21 (144A)	1,290,000	1,325,943

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/23/23 (d)	1,685,000	1,654,435
3.875%, 01/23/28	475,000	428,818
3.950%, 02/01/22 (d)	2,480,000	2,480,831
4.125%, 07/03/23	1,765,000	1,725,862
Air Lease Corp. 2.300%, 02/01/25	2,215,000	2,110,835
Avolon Holdings Funding, Ltd.
2.875%, 02/15/25 (144A)	1,995,000	1,674,119
3.950%, 07/01/24 (144A)	560,000	489,940
5.125%, 10/01/23 (144A)	150,000	138,729
5.250%, 05/15/24 (144A)	170,000	155,217
GE Capital Funding LLC 4.400%, 05/15/30 (144A)	1,695,000	1,762,437
GE Capital International Funding Co. 4.418%, 11/15/35	10,840,000	11,005,268
Mastercard, Inc. 3.850%, 03/26/50	1,180,000	1,472,135
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	3,590,000	3,275,211
5.250%, 08/15/22 (144A)	1,240,000	1,163,999
5.500%, 02/15/24 (144A)	1,395,000	1,276,201

Diversified Financial Services—(Continued)
Raymond James Financial, Inc.
4.650%, 04/01/30	850,000	1,016,168
4.950%, 07/15/46	1,635,000	1,977,104

		33,807,309

Electric—2.4%
Appalachian Power Co.
3.300%, 06/01/27	760,000	820,173
4.450%, 06/01/45	1,440,000	1,763,609
Dominion Energy, Inc.
3.300%, 03/15/25	2,300,000	2,506,787
Duke Energy Carolinas LLC
4.250%, 12/15/41	2,300,000	2,833,197
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	1,204,708
4.100%, 03/15/43	2,325,000	2,799,401
El Paso Electric Co. 3.300%, 12/15/22	825,000	842,205
Entergy Corp. 4.000%, 07/15/22 (d)	3,000,000	3,184,245
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	2,808,174
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	3,879,217
International Transmission Co. 4.625%, 08/15/43	2,750,000	3,303,341
MidAmerican Energy Co. 4.800%, 09/15/43 (d)	905,000	1,199,637
PacifiCorp 3.350%, 07/01/25	2,000,000	2,190,594
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A) (d)	570,000	619,511
4.150%, 04/15/25 (144A)	2,800,000	3,113,110
Public Service Co. of New Mexico 3.850%, 08/01/25	3,135,000	3,448,286
Southwestern Electric Power Co. 4.100%, 09/15/28 (d)	3,000,000	3,408,513
Xcel Energy, Inc. 3.300%, 06/01/25	2,375,000	2,624,372

		42,549,080

Food—1.1%
Kraft Heinz Foods Co.
4.375%, 06/01/46	2,235,000	2,196,409
4.875%, 10/01/49 (144A)	4,790,000	4,875,927
5.000%, 07/15/35	1,000,000	1,099,953
5.000%, 06/04/42	2,740,000	2,886,115
5.200%, 07/15/45 (d)	4,990,000	5,409,667
Kroger Co. (The) 5.400%, 01/15/49	2,065,000	2,887,809

		19,355,880

Gas—0.3%
Southern Co. Gas Capital Corp. 3.250%, 06/15/26	4,000,000	4,278,524

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Gas—(Continued)
Spire, Inc. 4.700%, 08/15/44 (d)	1,000,000	$1,117,798

		5,396,322

Healthcare – Products—0.1%
Zimmer Biomet Holdings, Inc. 3.550%, 03/20/30	1,835,000	1,979,789

Healthcare - Services—1.6%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	2,107,055
Anthem, Inc. 3.650%, 12/01/27	2,235,000	2,546,463
Hartford HealthCare Corp.
5.746%, 04/01/44	1,000,000	1,295,545
HCA, Inc.
5.000%, 03/15/24	1,000,000	1,112,070
5.125%, 06/15/39	995,000	1,159,451
5.250%, 04/15/25	1,000,000	1,149,241
5.250%, 06/15/26	1,505,000	1,732,270
5.250%, 06/15/49	3,200,000	3,852,723
Humana, Inc. 3.950%, 08/15/49	700,000	824,471
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	4,867,503
NYU Hospitals Center 4.428%, 07/01/42	1,756,000	1,991,909
UnitedHealth Group, Inc.
2.900%, 05/15/50	1,390,000	1,480,169
4.250%, 04/15/47	1,995,000	2,560,844

		26,679,714

Insurance—0.5%
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (a) (d)	3,530,000	4,088,905
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (a)	90,000	90,876
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (a)	3,500,000	3,725,751

		7,905,532

Media—1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.375%, 05/01/47	750,000	885,297
Time Warner Cable LLC
5.500%, 09/01/41	2,065,000	2,483,656
5.875%, 11/15/40	4,375,000	5,388,248
ViacomCBS, Inc. 3.700%, 06/01/28	1,548,000	1,683,225
Walt Disney Co. (The)
2.000%, 09/01/29	1,780,000	1,829,685
2.650%, 01/13/31	1,690,000	1,790,985
3.600%, 01/13/51	2,120,000	2,357,307

		16,418,403

Miscellaneous Manufacturing—0.1%
General Electric Co. 4.250%, 05/01/40	1,815,000	1,784,567

Oil & Gas—1.3%
BP Capital Markets America, Inc. 3.633%, 04/06/30 (d)	2,705,000	3,054,989
EQT Corp. 3.900%, 10/01/27	405,000	329,439
Exxon Mobil Corp.
3.482%, 03/19/30	2,740,000	3,120,089
4.227%, 03/19/40 (d)	1,830,000	2,211,631
4.327%, 03/19/50	4,570,000	5,725,361
Hess Corp. 6.000%, 01/15/40 (d)	1,200,000	1,285,265
Noble Energy, Inc. 5.050%, 11/15/44	1,050,000	954,135
Occidental Petroleum Corp. 4.500%, 07/15/44	620,000	427,800
Petroleos Mexicanos
5.950%, 01/28/31 (144A)	210,000	173,282
6.625%, 06/15/35	1,045,000	850,316
6.750%, 09/21/47	3,228,000	2,481,848
6.950%, 01/28/60 (144A)	355,000	272,903
7.690%, 01/23/50 (144A)	2,440,000	2,022,516

		22,909,574

Packaging & Containers—0.2%
Amcor Finance USA, Inc.
3.625%, 04/28/26	2,625,000	2,843,724
4.500%, 05/15/28	450,000	517,331

		3,361,055

Pharmaceuticals—2.7%
AbbVie, Inc.
3.250%, 10/01/22 (144A)	1,435,000	1,501,229
4.050%, 11/21/39 (144A)	685,000	794,468
4.250%, 11/21/49 (144A)	4,745,000	5,687,887
4.400%, 11/06/42	2,100,000	2,531,844
4.450%, 05/14/46	1,038,000	1,259,897
4.550%, 03/15/35 (144A)	775,000	954,347
4.875%, 11/14/48 (d)	600,000	767,602
Bayer U.S. Finance LLC
3.875%, 12/15/23 (144A) (d)	420,000	460,542
4.250%, 12/15/25 (144A)	1,195,000	1,371,991
4.375%, 12/15/28 (144A) (d)	7,885,000	9,213,042
4.400%, 07/15/44 (144A)	1,205,000	1,368,481
4.625%, 06/25/38 (144A)	1,250,000	1,528,857
4.875%, 06/25/48 (144A)	1,365,000	1,749,623
Becton Dickinson & Co.
1.181%, 3M LIBOR + 0.875%, 12/29/20 (a)	2,250,000	2,250,145
2.894%, 06/06/22	1,720,000	1,779,851
Cigna Corp.
3.400%, 03/01/27 (144A)	385,000	424,068
4.900%, 12/15/48	2,545,000	3,363,930

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
3.875%, 07/20/25 (d)	1,950,000	$2,189,847
5.050%, 03/25/48	4,975,000	6,471,321
5.125%, 07/20/45	1,200,000	1,545,636

		47,214,608

Pipelines—1.9%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (d)	850,000	1,014,510
Energy Transfer Operating L.P.
5.000%, 05/15/50	5,195,000	4,908,316
5.150%, 03/15/45	3,355,000	3,181,562
6.500%, 02/01/42 (d)	700,000	754,999
Plains All American Pipeline L.P. / PAA Finance Corp.
4.500%, 12/15/26	2,500,000	2,645,600
4.650%, 10/15/25	840,000	897,034
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	3,000,000	2,790,900
Ruby Pipeline LLC 7.000%, 04/01/22 (144A) (d)	3,409,091	3,172,309
Sabine Pass Liquefaction LLC
4.200%, 03/15/28	3,000,000	3,217,412
5.625%, 03/01/25	538,000	614,896
TC PipeLines L.P. 4.650%, 06/15/21	3,840,000	3,929,959
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,333,306
Williams Cos., Inc. (The) 5.100%, 09/15/45 (d)	1,750,000	1,913,477

		32,374,280

Real Estate Investment Trusts—1.2%
American Campus Communities Operating Partnership L.P.
3.750%, 04/15/23	1,500,000	1,540,246
4.125%, 07/01/24	2,750,000	2,889,919
GLP Capital L.P. / GLP Financing II, Inc.
3.350%, 09/01/24	385,000	384,692
4.000%, 01/15/30	365,000	362,938
5.300%, 01/15/29	265,000	286,751
5.375%, 04/15/26	3,160,000	3,453,501
5.750%, 06/01/28	2,000,000	2,203,400
Healthcare Realty Trust, Inc. 3.750%, 04/15/23	1,850,000	1,926,011
Healthcare Trust of America Holdings L.P. 3.500%, 08/01/26	1,885,000	2,036,532
Healthpeak Properties, Inc. 4.250%, 11/15/23 (d)	74,000	80,548
SL Green Operating Partnership L.P. 3.250%, 10/15/22 (d)	2,038,000	2,029,471
Ventas Realty L.P.
3.125%, 06/15/23	590,000	607,183
3.250%, 10/15/26	2,500,000	2,572,123
Welltower, Inc. 3.750%, 03/15/23	1,000,000	1,058,263

		21,431,578

Retail—0.5%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,950,683
Starbucks Corp. 2.250%, 03/12/30 (d)	1,895,000	1,968,375
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26	1,100,000	1,191,514
4.800%, 11/18/44	1,975,000	2,137,858

		8,248,430

Savings & Loans—0.1%
Nationwide Building Society
3.622%, 3M LIBOR + 1.181%, 04/26/23 (144A) (a)	1,425,000	1,480,680
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (a)	100,000	105,360

		1,586,040

Semiconductors—0.4%
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24	2,730,000	2,936,027
Broadcom, Inc. 3.125%, 10/15/22 (144A)	1,000,000	1,041,699
Intel Corp.
4.100%, 05/19/46	1,445,000	1,820,768
4.750%, 03/25/50	1,315,000	1,852,697

		7,651,191

Software—0.2%
Oracle Corp. 3.600%, 04/01/50	2,750,000	3,099,287

Telecommunications—2.1%
AT&T, Inc.
4.350%, 06/15/45	95,000	106,867
4.750%, 05/15/46	1,090,000	1,290,782
4.800%, 06/15/44	2,160,000	2,557,042
4.850%, 03/01/39	1,368,000	1,649,479
4.900%, 08/15/37	2,930,000	3,509,702
5.250%, 03/01/37	4,485,000	5,543,963
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3.360%, 09/20/21 (144A)	726,563	735,412
4.738%, 03/20/25 (144A)	5,475,000	5,926,688
5.152%, 03/20/28 (144A)	1,000,000	1,150,000
T-Mobile USA, Inc.
2.550%, 02/15/31 (144A)	2,873,000	2,883,113
3.875%, 04/15/30 (144A)	1,583,000	1,764,364
4.375%, 04/15/40 (144A)	2,335,000	2,700,941
Vodafone Group plc
4.250%, 09/17/50 (d)	1,265,000	1,482,060
4.875%, 06/19/49	2,620,000	3,282,812
5.250%, 05/30/48	1,155,000	1,519,715

		36,102,940

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Water—0.3%
American Water Capital Corp. 3.450%, 06/01/29 (d)	3,863,000	$4,423,571

Total Corporate Bonds & Notes (Cost $456,176,247)		493,868,334

Asset-Backed Securities—9.3%

Asset-Backed - Home Equity—1.3%
Asset Backed Securities Corp. Home Equity Loan Trust 0.345%, 1M LIBOR + 0.160%, 05/25/36 (a)	1,069,862	1,065,121
Asset-Backed Funding Certificates Trust
0.325%, 1M LIBOR + 0.140%, 09/25/36 (a)	3,054,463	2,989,819
0.815%, 1M LIBOR + 0.630%, 03/25/35 (a)	1,448,473	1,441,535
JPMorgan Mortgage Acquisition Corp. 0.890%, 1M LIBOR + 0.705%, 06/25/35 (a)	3,303,726	3,297,211
MASTR Asset-Backed Securities Trust 0.785%, 1M LIBOR + 0.600%, 01/25/36 (a)	1,164,080	1,162,251
New Century Home Equity Loan Trust 0.965%, 1M LIBOR + 0.780%, 08/25/34 (a)	7,673,947	7,220,582
Option One Mortgage Loan Trust
0.845%, 1M LIBOR + 0.660%, 05/25/35 (a)	1,856,525	1,844,176
0.845%, 1M LIBOR + 0.660%, 11/25/35 (a)	2,854,897	2,846,129

		21,866,824

Asset-Backed - Other—3.0%
Ameriquest Mortgage Securities Trust 0.575%, 1M LIBOR + 0.390%, 03/25/36 (a)	2,961,688	2,903,977
Ammc CLO 19, Ltd. 2.359%, 3M LIBOR + 1.140%, 10/16/28 (144A) (a)	3,000,000	2,948,970
Atrium XII 1.928%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	5,157,357	5,111,116
CWABS Asset-Backed Certificates Trust 0.885%, 1M LIBOR + 0.700%, 11/25/35 (a)	5,086,617	5,049,686
Dryden XXVI Senior Loan Fund 2.119%, 3M LIBOR + 0.900%, 04/15/29 (144A) (a)	2,275,000	2,232,776
GSAMP Trust 0.865%, 1M LIBOR + 0.680%, 10/25/34 (a)	3,490,868	3,220,049
LCM XIII LP 2.275%, 3M LIBOR + 1.140%, 07/19/27 (144A) (a)	4,700,000	4,624,509
Popular ABS Mortgage Pass-Through Trust 0.575%, 1M LIBOR + 0.390%, 02/25/36 (a)	8,956,885	8,797,865
Riserva CLO, Ltd. 2.275%, 3M LIBOR + 1.140%, 10/18/28 (144A) (a)	4,600,000	4,525,347
Structured Asset Investment Loan Trust 0.985%, 1M LIBOR + 0.800%, 07/25/34 (a)	2,512,176	2,412,087
Structured Asset Securities Corp. Mortgage Loan Trust 0.905%, 1M LIBOR + 0.720%, 07/25/35 (a)	780,252	780,017
Towd Point Mortgage Trust
2.500%, 11/25/60 (144A) (a)	1,953,803	1,967,980
2.750%, 10/25/56 (144A) (a)	6,791,323	6,949,255

		51,523,634

Asset-Backed - Student Loan—5.0%
Navient Student Loan Trust
1.235%, 1M LIBOR + 1.050%, 07/26/66 (144A) (a)	5,600,000	5,406,783
1.685%, 1M LIBOR + 1.500%, 10/25/58 (a)	2,470,000	2,096,456
SLC Student Loan Trust
0.473%, 3M LIBOR + 0.160%, 09/15/39 (a)	11,000,000	10,356,615
0.473%, 3M LIBOR + 0.160%, 03/15/55 (a)	8,310,000	7,584,361
SLM Student Loan Trust
0.935%, 1M LIBOR + 0.750%, 05/26/26 (a)	6,039,559	5,570,593
0.935%, 1M LIBOR + 0.750%, 01/25/45 (144A) (a)	3,077,838	2,896,034
1.051%, 3M LIBOR + 0.060%, 01/25/22 (a)	8,499,960	8,191,303
1.321%, 3M LIBOR + 0.330%, 01/25/22 (a)	3,268,490	3,088,761
1.361%, 3M LIBOR + 0.370%, 01/25/40 (a)	3,786,318	3,305,652
1.513%, 3M LIBOR + 1.200%, 12/15/33 (144A) (a)	4,658,243	4,495,170
1.541%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	5,465,894	5,193,460
1.741%, 3M LIBOR + 0.750%, 10/25/40 (a)	10,240,000	9,484,549
1.985%, 1M LIBOR + 1.800%, 09/25/43 (a)	5,800,000	4,815,705
2.091%, 3M LIBOR + 1.100%, 07/25/23 (a)	6,197,139	5,895,871
2.491%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,785,017	2,724,955
Wachovia Student Loan Trust 1.161%, 3M LIBOR + 0.170%, 04/25/40 (144A) (a)	6,487,760	6,119,524

		87,225,792

Total Asset-Backed Securities (Cost $162,599,676)		160,616,250

Mortgage-Backed Securities—5.3%

Collateralized Mortgage Obligations—3.4%
Banc of America Funding Trust 2.500%, 03/25/40 (144A) (a)	4,574,762	4,572,715
CIM Trust
3.000%, 10/25/59 (144A) (a)	8,299,944	7,724,120
3.750%, 07/25/58 (144A) (a)	6,986,323	7,078,246
Credit Suisse Mortgage Trust
0.463%, 1M LIBOR, 04/27/47 (144A) (a)	916,714	899,070
2.611%, 09/27/46 (144A) (a)	1,595,636	1,519,526
3.663%, 01/27/36 (144A) (a)	149,898	150,050
3.850%, 09/25/57 (144A) (a)	8,198,880	8,701,422
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	7,852,160	8,269,032
Morgan Stanley Resecuritization Trust
1.068%, 1M LIBOR + 0.450%, 08/26/47 (144A) (a)	1,781,748	1,722,957
3.545%, 08/26/47 (144A) (a)	4,041,923	3,979,160
Nomura Resecuritization Trust
1.007%, 11/26/35 (144A) (a)	2,981,412	2,954,193
2.144%, 1M LIBOR + 0.426%, 02/25/37 (144A) (a)	1,224,557	1,189,877
3.747%, 03/26/37 (144A) (a)	712,673	708,750
Structured Adjustable Rate Mortgage Loan Trust 0.860%, 1M LIBOR + 0.675%, 01/25/35 (a)	281,905	281,168
WaMu Mortgage Pass-Through Certificates Trust
0.475%, 1M LIBOR + 0.290%, 10/25/45 (a)	3,822,268	3,690,131
2.939%, 06/25/34 (a)	5,496,297	5,234,753

		58,675,170

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—1.9%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (a)	3,265,000	$3,780,099
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,160,000	2,076,696
BX Commercial Mortgage Trust 3.202%, 12/09/41 (144A)	895,000	932,237
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	2,511,053
Century Plaza Towers 2.865%, 11/13/39 (144A)	1,730,000	1,882,646
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	1,865,000	2,020,408
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,992,127
Hudson Yards Mortgage Trust
3.041%, 12/10/41 (144A) (a)	1,850,000	2,033,636
3.228%, 07/10/39 (144A)	1,875,000	2,094,504
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	2,228,542
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	2,750,000	2,949,419
Natixis Commercial Mortgage Securities Trust 2.966%, 12/15/38 (144A)	1,840,000	1,915,779
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	2,528,561
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (a)	2,475,000	2,515,118
SFAVE Commercial Mortgage Securities Trust
3.872%, 01/05/43 (144A) (a)	1,519,000	1,624,449
4.144%, 01/05/43 (144A) (a)	260,000	234,065

		33,319,339

Total Mortgage-Backed Securities (Cost $90,087,187)		91,994,509

Municipals—0.9%
Commonwealth of Massachusetts, General Obligation Unlimited 3.000%, 03/01/49	2,895,000	3,064,647
Missouri State Health & Educational Facilities Authority Revenue 3.652%, 08/15/57	790,000	976,535
New York City Transitional Finance Authority, Future Tax Secured Revenue
4.200%, 11/01/30	1,250,000	1,516,288
5.267%, 05/01/27	2,150,000	2,660,431
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	2,563,277
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	5,200,000	5,405,660

Total Municipals (Cost $14,788,125)		16,186,838

Short-Term Investments—17.5%
Security Description	Shares/ Principal Amount*	Value

Commercial Paper—0.3%
Ford Motor Credit Co. 3.142%, 10/14/20 (f)	5,315,000	5,256,705

Mutual Fund—17.0%
State Street Institutional Liquid Reserves Fund, Trust Class, 0.269% (g)	291,985,212	292,102,006

U.S. Treasury—0.2%
U.S. Treasury Bills
0.172%, 09/10/20 (f) (h)	1,392,000	1,391,636
0.271%, 09/10/20 (f) (h)	1,980,000	1,979,483

		3,371,119

Total Short-Term Investments (Cost $300,726,217)		300,729,830

Securities Lending Reinvestments (i)—6.4%

Certificates of Deposit—4.7%
Banco del Estado de Chile 0.230%, SOFR + 0.150%, 08/28/20 (a)	5,000,000	4,996,970
Bank of Montreal (Chicago)
0.330%, SOFR + 0.250%, 07/10/20 (a)	1,000,000	1,000,338
0.490%, SOFR + 0.410%, 10/02/20 (a)	1,000,000	1,000,365
Bank of Nova Scotia 0.395%, 1M LIBOR + 0.220%, 01/08/21 (a)	4,000,000	4,000,180
BNP Paribas S.A. New York
0.301%, 1M LIBOR + 0.110%, 02/12/21 (a)	1,000,000	999,443
0.308%, 1M LIBOR + 0.120%, 02/11/21 (a)	1,000,000	999,508
0.520%, 1M LIBOR + 0.340%, 10/09/20 (a)	7,000,000	7,003,563
Credit Agricole S.A.
0.310%, FEDEFF PRV + 0.230%, 01/29/21 (a)	6,000,000	6,000,000
0.500%, FEDEFF PRV + 0.420%, 07/20/20 (a)	1,000,000	1,000,178
Credit Industriel et Commercial 0.250%, FEDEFF PRV + 0.170%, 02/12/21 (a)	5,000,000	4,994,635
Credit Suisse AG 0.540%, SOFR + 0.460%, 11/03/20 (a)	3,000,000	3,001,470
Goldman Sachs Bank USA
0.290%, SOFR + 0.200%, 02/22/21 (a)	3,500,000	3,491,299
0.300%, SOFR + 0.210%, 02/22/21 (a)	3,500,000	3,491,530
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (a)	5,000,000	4,999,125
Standard Chartered Bank
0.230%, FEDEFF PRV + 0.150%, 08/26/20 (a)	4,000,000	3,997,724
0.240%, FEDEFF PRV + 0.160%, 08/07/20 (a)	3,000,000	2,998,671
Sumitomo Mitsui Banking Corp.
0.304%, 1M LIBOR + 0.120%, 07/28/20 (a)	5,000,000	5,000,120
0.398%, 1M LIBOR + 0.220%, 08/03/20 (a)	2,000,106	2,000,208
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 08/18/20	991,479	999,640
Svenska Handelsbanken AB 0.447%, 3M LIBOR + 0.110%, 12/03/20 (a)	5,000,000	5,001,400
Toronto-Dominion Bank
0.430%, FEDEFF PRV + 0.350%, 07/31/20 (a)	5,500,000	5,500,423
0.504%, 3M LIBOR + 0.070%, 02/16/21 (a)	3,000,000	3,009,483

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Wells Fargo Bank N.A. 0.430%, FEDEFF PRV + 0.350%, 08/20/20 (a)	5,000,000	$5,000,000

		80,486,273

Repurchase Agreements—1.4%
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,400,004; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $700,002; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $714,001.	700,000	700,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $300,002; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $306,002.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,700,016; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,889,046.	1,700,000	1,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $7,123,187; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $7,265,641.	7,123,177	7,123,177
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $10,000,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $11,061,087.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,600,010; collateralized by various Common Stock with an aggregate market value of $1,778,069.	1,600,000	1,600,000
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000

		24,823,177

Security Description	Shares	Value

Mutual Fund—0.3%
Fidelity Government Portfolio, Institutional Class 0.100% (g)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $110,320,987)		110,309,450

Total Investments—115.2% (Cost $1,914,296,429)		1,984,295,067
Other assets and liabilities (net)—(15.2)%		(261,201,542)

Net Assets—100.0%		$1,723,093,525

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $108,043,303 and the collateral received consisted of cash in the amount of $110,314,762 and non-cash collateral with a value of $306,256. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio. As such, this collateral is excluded from the Statement of Assets and Liabilities.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of June 30, 2020, the market value of securities pledged was $3,371,119.
(i)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $239,590,133, which is 13.9% of net assets.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	09/30/20	1,111	USD	139,699,571	$345,795

Futures Contracts—Short

U.S. Treasury Note Ultra 10 Year Futures	09/21/20	(73)	USD	(11,496,359)	(67,217)

Net Unrealized Appreciation					$278,578

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation

(REMIC)—	Real Estate Mortgage Investment Conduit

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$810,589,856	$—	$810,589,856
Total Corporate Bonds & Notes*	—	493,868,334	—	493,868,334
Total Asset-Backed Securities*	—	160,616,250	—	160,616,250
Total Mortgage-Backed Securities*	—	91,994,509	—	91,994,509
Total Municipals*	—	16,186,838	—	16,186,838
Short-Term Investments
Commercial Paper	—	5,256,705	—	5,256,705
Mutual Fund	292,102,006	—	—	292,102,006
U.S. Treasury	—	3,371,119	—	3,371,119
Total Short-Term Investments	292,102,006	8,627,824	—	300,729,830
Securities Lending Reinvestments
Certificates of Deposit	—	80,486,273	—	80,486,273
Repurchase Agreements	—	24,823,177	—	24,823,177
Mutual Fund	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	105,309,450	—	110,309,450
Total Investments	$297,102,006	$1,687,193,061	$—	$1,984,295,067

Collateral for Securities Loaned (Liability)	$—	$(110,314,762)	$—	$(110,314,762)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$345,795	$—	$—	$345,795
Futures Contracts (Unrealized Depreciation)	(67,217)	—	—	(67,217)
Total Futures Contracts	$278,578	$—	$—	$278,578

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,984,295,067
Cash	100,717
Receivable for:
Investments sold	2,021,678
TBA securities sold	127,623,954
Fund shares sold	2,614
Dividends and interest	6,574,834

Total Assets	2,120,618,864
Liabilities
Collateral for securities loaned	110,314,762
Payables for:
Investments purchased	1,344,078
TBA securities purchased	284,997,860
Variation margin on futures contracts	16,472
Accrued Expenses:
Management fees	594,453
Distribution and service fees	107
Deferred trustees’ fees	84,554
Other expenses	173,053

Total Liabilities	397,525,339

Net Assets	$1,723,093,525

Net Assets Consist of:
Paid in surplus	$1,568,862,153
Distributable earnings (Accumulated losses)	154,231,372

Net Assets	$1,723,093,525

Net Assets
Class A	$1,722,522,474
Class B	571,051
Capital Shares Outstanding*
Class A	158,982,051
Class B	52,727
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$10.83
Class B	10.83

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,914,296,429.
(b)	Includes securities loaned at value of $108,043,303.

Statement of Operations

Period Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$825,759
Interest	21,467,463
Securities lending income	477,220

Total investment income	22,770,442
Expenses
Management fees	4,909,681
Administration fees	39,676
Custodian and accounting fees	69,875
Distribution and service fees—Class B	648
Audit and tax services	37,835
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	22,593
Insurance	6,699
Miscellaneous	10,051

Total expenses	5,134,548
Less management fee waiver	(1,140,097)

Net expenses	3,994,451

Net Investment Income	18,775,991

Net Realized and Unrealized Gain
Net realized gain on:
Investments	55,719,563
Futures contracts	12,482,019
Swap contracts	89,613

Net realized gain	68,291,195

Net change in unrealized appreciation (depreciation) on:
Investments	31,813,492
Futures contracts	856,885
Swap contracts	(2,575)

Net change in unrealized appreciation	32,667,802

Net realized and unrealized gain	100,958,997

Net Increase in Net Assets From Operations	$119,734,988

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$18,775,991	$50,468,565
Net realized gain	68,291,195	70,255,603
Net change in unrealized appreciation	32,667,802	40,645,002

Increase in net assets from operations	119,734,988	161,369,170

From Distributions to Shareholders
Class A	(55,109,171)	(64,294,875)
Class B	(14,940)	(18,769)

Total distributions	(55,124,111)	(64,313,644)

Decrease in net assets from capital share transactions	(173,493,332)	(323,301,823)

Total decrease in net assets	(108,882,455)	(226,246,297)

Net Assets
Beginning of period	1,831,975,980	2,058,222,277

End of period	$1,723,093,525	$1,831,975,980

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	85,550	$935,585	259,390	$2,670,684
Reinvestments	5,112,168	55,109,171	6,340,717	64,294,875
Redemptions	(21,089,129)	(229,570,721)	(37,905,264)	(390,214,195)

Net decrease	(15,891,411)	$(173,525,965)	(31,305,157)	$(323,248,636)

Class B
Sales	7,099	$76,651	16,222	$163,071
Reinvestments	1,386	14,940	1,853	18,769
Redemptions	(5,425)	(58,958)	(23,053)	(235,027)

Net increase (decrease)	3,060	$32,633	(4,978)	$(53,187)

Decrease derived from capital shares transactions		$(173,493,332)		$(323,301,823)

See accompanying notes to financial statements.

BHFTI-16

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015(a)
Net Asset Value, Beginning of Period	$10.47		$9.98	$10.22	$10.10	$9.95	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.11		0.27	0.26	0.20	0.16	0.08
Net realized and unrealized gain (loss)	0.61		0.58	(0.24)	0.12	0.07	(0.13)

Total income (loss) from investment operations	0.72		0.85	0.02	0.32	0.23	(0.05)

Less Distributions
Distributions from net investment income	(0.36)		(0.36)	(0.26)	(0.18)	(0.08)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	(0.02)	0.00	0.00

Total distributions	(0.36)		(0.36)	(0.26)	(0.20)	(0.08)	0.00

Net Asset Value, End of Period	$10.83		$10.47	$9.98	$10.22	$10.10	$9.95

Total Return (%) (c)	6.97	(d)	8.64	0.23	3.17	2.33	(0.50	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.58	(e)	0.57	0.57	0.57	0.57	0.58	(e)
Net ratio of expenses to average net assets (%) (f)	0.45	(e)	0.45	0.44	0.43	0.43	0.45	(e)
Ratio of net investment income to average net assets (%)	2.10	(e)	2.63	2.59	1.98	1.56	1.13	(e)
Portfolio turnover rate (%)	164	(d)(g)	232 (g)	262 (g)	308 (g)	298 (g)	325	(d)(g)
Net assets, end of period (in millions)	$1,722.5		$1,831.5	$2,057.7	$2,238.8	$2,210.4	$2,007.7

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015(a)
Net Asset Value, Beginning of Period	$10.45		$9.96	$10.19	$10.09	$9.95	$10.00

Income (Loss) from Investment Operations
Net investment income (b)	0.10		0.24	0.23	0.18	0.14	0.07
Net realized and unrealized gain (loss)	0.61		0.59	(0.23)	0.11	0.08	(0.12)

Total income (loss) from investment operations	0.71		0.83	0.00	0.29	0.22	(0.05)

Less Distributions
Distributions from net investment income	(0.33)		(0.34)	(0.23)	(0.17)	(0.08)	0.00
Distributions from net realized capital gains	0.00		0.00	0.00	(0.02)	0.00	0.00

Total distributions	(0.33)		(0.34)	(0.23)	(0.19)	(0.08)	0.00

Net Asset Value, End of Period	$10.83		$10.45	$9.96	$10.19	$10.09	$9.95

Total Return (%) (c)	6.77	(d)	8.39	0.07	2.82	2.21	(0.50	)(d)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.83	(e)	0.82	0.82	0.82	0.82	0.83	(e)
Net ratio of expenses to average net assets (%) (f)	0.70	(e)	0.70	0.69	0.68	0.68	0.70	(e)
Ratio of net investment income to average net assets (%)	1.85	(e)	2.38	2.34	1.73	1.34	1.00	(e)
Portfolio turnover rate (%)	164	(d)(g)	232 (g)	262 (g)	308 (g)	298 (g)	325	(d)(g)
Net assets, end of period (in millions)	$0.6		$0.5	$0.5	$0.6	$0.6	$0.1

(a)	Commencement of operations was May 1, 2015.
(b)	Per share amounts based on average shares outstanding during the period.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(g)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 78%, 203%, 198%, 207%, 193% and 205% for the six months ended June 30, 2020, the years ended December 31, 2019, 2018, 2017 and 2016 and the period ended December 31, 2015, respectively.

See accompanying notes to financial statements.

BHFTI-17

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is TCW Core Fixed Income Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options

BHFTI-18

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon an interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP.

BHFTI-19

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Collateralized Obligations - The Portfolio may invest in collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”), other collateralized debt obligations (“CDOs”), and other similarly structured securities. CDOs, CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many types of fixed-income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans that may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties.

For CDOs, CBOs and CLOs, the cash flow from the trust is split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is typically the “equity” or “first loss” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Senior tranches are paid from the cash flows from the underlying assets before the junior tranches and equity tranches. Losses are first borne by the equity tranches, next by the junior tranches, and finally by the senior tranches. The risks of an investment in a CBO, CLO or other CDO depend largely on the quality and type of the collateral securities and the class of the instrument in which a Portfolio invests. If some debt instruments go into default and the cash collected by the CBO, CLO or CDO is insufficient to pay all of its investors, those in the lowest, most junior tranches suffer losses first. Since they are partially protected from defaults, senior tranches typically have higher ratings and lower potential yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, more senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO, CLO or other CDO securities as a class.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers.

BHFTI-20

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase or reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation, and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $24,823,177. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

BHFTI-21

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Corporate Bonds & Notes	$(22,077,578)	$—	$—	$—	$(22,077,578)
U.S. Treasury & Government Agencies	(88,237,184)	—	—	—	(88,237,184)
Total Borrowings	$(110,314,762)	$—	$—	$—	$(110,314,762)
Gross amount of recognized liabilities for securities lending transactions					$(110,314,762)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

BHFTI-22

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Swap Agreements - The Portfolio may enter into swap agreements in which the Portfolio and a counterparty agree to either make periodic net payments on a specified notional amount or net payment upon termination. Swap agreements are either privately negotiated in the OTC market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolio may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash may be paid or received, as applicable, by the Portfolio as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Portfolio as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is reflected on the Statement of Assets and Liabilities.

Centrally Cleared Swaps: Clearinghouses currently offer clearing derivative transactions which include interest rate and credit derivatives. In a cleared derivative transaction, a Portfolio typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Portfolio’s exposure to the credit risk of the original counterparty. The Portfolio typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Portfolio would be required to post in an uncleared derivative transaction.

Swap agreements are marked-to-market daily. The fair value of an OTC swap is reflected on the Statement of Assets and Liabilities. The changes in value, if any, are reflected as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities and as a component of unrealized appreciation/depreciation on the Statement of Operations. Upfront payments paid or received upon entering into the swap agreement compensate for differences between the stated terms of the swap agreement and prevailing market conditions (such as credit spreads, currency exchange rates, interest rates, and other relevant factors). Upon termination or maturity of the swap, upfront premiums are recorded as realized gains or losses on the Statement of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gains or losses on the Statement of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit, and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. The Portfolio may enter into swap transactions with counterparties in accordance with guidelines established by the Board. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to cover the Portfolio’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Portfolio may enter into interest rate swaps to manage its exposure to interest rates or to protect against currency fluctuations, to adjust its interest rate sensitivity (duration), to preserve a return or spread on a particular investment, or otherwise as a substitute for a direct investment in debt securities. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Other forms of interest rate swap agreements may include: (1) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; (2) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; (3) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels; and (4) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets. The Portfolio’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

BHFTI-23

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$345,795	Unrealized depreciation on futures contracts (a)	$67,217

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$12,482,019
Swap contracts	89,613

$12,571,632

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$856,885
Swap contracts	(2,575)

$854,310

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$203,796,486
Futures contracts short	(7,922,156)
Swap contracts	203,080,000

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist

BHFTI-24

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Collateral requirements may differ by type of derivative or investment, as applicable. Collateral or margin requirements are set by the broker or exchange clearing house for exchange-traded derivatives (e.g., futures contracts and exchange-traded options), while collateral terms are contract specific for OTC traded derivatives (e.g., forward foreign currency exchange contracts, swap agreements and OTC options).

For derivatives traded under an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar master agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Portfolio the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Portfolio’s credit risk to such counterparty equal to any amounts payable by the Portfolio under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

BHFTI-25

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, including mortgage dollar roll and TBA transactions but excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$2,615,315,090	$248,464,985	$2,999,441,597	$159,283,016

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$1,634,428,778	$1,516,147,208

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the annual rate of 0.550% of average daily net assets. Fees earned by Brighthouse Investment Advisers with respect to the Portfolio for the six months ended June 30, 2020 were $4,909,681.

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. TCW Investment Management Company (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.070%	Of the first $500 million
0.150%	Of the next $1.5 billion
0.200%	On amounts in excess of $2 billion

An identical agreement was in place for the period from April 29, 2019 through April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

BHFTI-26

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,913,953,472

Gross unrealized appreciation	81,314,785
Gross unrealized depreciation	(11,215,904)

Net unrealized appreciation (depreciation)	$70,098,881

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$64,313,644	$56,591,522	$—	$—	$64,313,644	$56,591,522

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$54,776,467	$—	$35,889,418	$(957,309)	$89,708,576

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated long-term capital losses of $957,309.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $44,322,932 and accumulated long-term capital losses of $14,762,823.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-27

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-28

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Managed by Victory Capital Management Inc.

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A, B and E shares of the Victory Sycamore Mid Cap Value Portfolio returned -15.12%, -15.18%, and -15.22%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned -18.09%.

MARKET ENVIRONMENT / CONDITIONS

After a solid 2019 for U.S. equities, expectations were that the backdrop would be remain favorable for the market in 2020. After all, the U.S. Federal Reserve (the “Fed”) as well as other central banks globally hinted at additional accommodative policies to help reignite economic growth. There were two distinct stories to the first quarter. Out of the gate, the equity market shrugged off geopolitical tensions with Iran, concerns over global growth, and political uncertainty in the U.S. to hit all-time highs. That was short-lived, however. As the coronavirus (“COVID-19”) outbreak burst outside of the epicenter of Wuhan, China, sentiment quickly changed.

Given the drastic measures taken to stem the COVID-19 outbreak, economic activity effectively came to an abrupt halt. The sudden drop in output was unprecedented. As investors digested the lack of clarity on the path of the virus and the potential economic impact from the mitigation efforts, the equity market sold off rapidly. Volatility spiked to levels only experienced in the 1929 and 1987 crashes. March was the most volatile month in history for the S&P 500 Index, with an average daily move of 4.95%. The velocity of the sell-off was also noteworthy—taking only 22 days for the market to reach bear market territory. That marked the fastest path to a 20% drop on record. The negative 19.6% return for the S&P 500 Index was the worst first quarter performance in its history.

While the speed of the sell-off was one for the record books, the swift policy response was also worth mentioning. On the monetary front, the Fed wasted little time in reverting back to its global financial crisis playbook. On March 3, the Fed announced an emergency 50 basis point cut to the federal funds rate. Shortly after—before the scheduled March 18 Federal Open Market Committee meeting—the Fed cut rates to the 0.00—0.25% range and announced additional accommodative measures, including a $700 billion bond purchase program coupled with expanded repo operations. Congress was also quick to act—passing the largest ever stimulus package. As the tumultuous quarter closed, the economy was on the verge of the most “predictable” recession in history.

The U.S. equity market rallied sharply during the second quarter. The 20% gain for the S&P 500 Index was the best quarterly performance for the broad market benchmark since the fourth quarter of 1998. Stocks rallied despite a plethora of cautious headlines, including a spike in COVID-19 cases late in the quarter, heightened tensions between the U.S. and China, a looming fiscal cliff, civil unrest, and President Trump’s and the Republican Party’s deteriorating poll numbers.

Several reasons were cited as providing a tailwind for the equity market. First, the size and magnitude of the monetary and fiscal policy response have been unprecedented. The Fed’s balance sheet has ballooned by over $2 trillion to approximately $7 trillion since March. Additionally, in a May interview, the Fed Chairman hinted that the central bank is not out of ammunition—helping assuage some of the concern that the Fed may be running out of options to help offset some of the economic damage from the COVID-19 outbreak. Second, the reopening of states, as well as declining case counts in some of the original hot spots, captured headlines and fueled optimism. That led to a shift from mitigation response to efforts geared toward reigniting economic activity. As states relaxed mitigation efforts, the corporate narrative also shifted from talk about a sharp drop in demand to one of potential stabilization. This was especially the case for sectors and industries caught in the “eye of the storm,” such as retail, restaurants and travel. Yet another factor was optimism around possible vaccine(s) becoming available late this year or early next year. Another theme that emerged during the quarter was the notion of “fear of missing out” (FOMO). Some cautious investors who watched from the sidelines as the market rebounded in the face of deteriorating economic fundamentals ultimately capitulated and “jumped in.” Furthermore, an influx of retail investors who latched onto the “buy the dip” strategy also helped propel the market higher.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio’s sector weighting was the primary driver of relative outperformance for the six-month period ended June 30, 2020, while stock selection had a trivial negative impact. Sector allocation is a by-product of the bottom-up stock selection process and not a result of top-down tactical decisions. While all sectors of the Russell Midcap Value Index (the “Index”) posted negative returns for the period, seven (Health Care, Information Technology, Consumer Staples, Materials, Communication Services, Utilities and Industrials) held up better than the broader Index. Health Care was the top-performing sector, returning -1.6%. By contrast, Energy lagged the broader Index the most, posting a return of -42.3% for the period.

Specifically, for the Portfolio, stock selection in Health Care, Consumer Staples, Financials and Real Estate contributed to relative performance. An overweight in Information Technology and Consumer Staples, as well as an underweight in Real Estate, also augmented performance; however, stock selection in the Information Technology sector partially offset the favorable impact of the overweight. Conversely, stock selection in Communication Services, Industrials, Materials and Energy detracted from relative return; however, an overweight in Materials, as well as an underweight in Energy, partially offset the unfavorable impact from selection in the sectors.

Nuance Communications, Inc., a provider of enterprise voice recognition and healthcare voice transcription solutions, was the top contributor for the period. The company reported Q1 results that were ahead of consensus estimates. Results were particularly strong in the Enterprise segment, which provided solutions to help backup customer contact centers during the COVID-19 crisis. Despite the solid results, management cautioned that the healthcare segment could face short-term pressure, as doctors are diverted away from elective procedures to deal with COVID-19 patients. Long term, we believe Nuance is well-positioned for a post-COVID environment,

BHFTI-1

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Managed by Victory Capital Management Inc.

Portfolio Manager Commentary*—(Continued)

where the adoption of its technology is likely to accelerate, especially in the healthcare industry. At the end of the period, our thesis for the company remained unchanged. Molina Healthcare, Inc., a managed care provider focused on the Medicaid market, was another top contributor for the period. Late in the first quarter, Molina announced that the Texas Health and Human Services Commission canceled a contract that it awarded to another provider in October 2019. This was welcome news for investors, as it offered the company the opportunity to rebid for the contract it had lost last year. In the second quarter, Molina announced that it would acquire the Magellan Complete Care line of business of Magellan Health, Inc. With the acquisition, Molina will serve approximately 3.6 million members across 18 states. Additionally, the company has a healthy balance sheet and shares likely benefited from its relatively strong financial position during an uncertain economic backdrop. During the period, we trimmed shares on relative strength.

Alaska Air Group, Inc. was the top detractor for the period. Like most airline companies across the globe, Alaska fell victim to the COVID-19 outbreak as demand for air travel cratered. Alaska Air boasts one of the better balance sheets in the space, and the company’s business model is less complex than other carriers given the lack of exposure to international routes. Despite being a recipient of the federal government’s relief package to the airline industry, given the fluidity of the backdrop, we de-risked the position amidst the record price volatility experienced in the market. More recently, as states relaxed virus mitigation efforts, leisure travel improved, which we believe bodes well for the company given its higher exposure to this flyer segment versus the other major carriers. Even though trends improved in May/June, we continue to monitor Alaska Air, as we do with all of our holdings, for any signs of fundamental deterioration. Alleghany Corp., an insurance holding company, was another top detractor for the period. Investors’ sentiment soured on the group for several reasons, including lower reinvestment rates from falling bond yields, greater potential for loss associated with COVID-19 economic disruptions, reduced share-buyback activity, and overall market volatility. Alleghany reported Q1 results that missed consensus estimates on the heels of COVID-19 loss provisioning. The pandemic-related charge was less than feared, but management cautioned that there could be additional impact in Q2. The company reported solid premium growth and underwriting results; however, that was partially offset by weakness in its noninsurance investment arm. While we are mindful that the overhang from the virus outbreak will continue to weigh on investor sentiment in the near term, we believe Alleghany is well-positioned to capitalize as the pricing environment improves, given its two attractive franchises, TransRe and RSUI.

During the period, the largest sector weight increases occurred in Materials, Consumer Discretionary, Health Care, and Financials. Sector weights decreased in Consumer Staples, Communication Services, Energy and Utilities. Weight changes in the Industrials, Information Technology and Real Estate sectors were relatively minor. Sector allocation is a by-product of the bottom-up stock selection process and not a result of top-down tactical decisions. In the reporting period, investment positions were both initiated and exited.

Within the Consumer Discretionary sector, the investment team initiated four positions: Aptiv plc, Las Vegas Sands Corp., Marriott International, Inc., and Mohawk Industries, Inc. Within Consumer Staples, a position was initiated in Tyson Foods, Inc. Within Health Care, a position in Hill-Rom Holdings, Inc. was initiated. Two positions in Information Technology were initiated: Amphenol Corp. and Zebra Technologies Corp. In Real Estate, a position in American Homes 4 Rent was initiated.

Cinemark Holdings, Inc. was the only name divested from the Communication Services sector. Within Consumer Discretionary, the investment team divested two holdings: AutoNation, Inc. and Carter’s Inc. Two positions, Clorox Co. and Kimberly-Clark Corp., were sold from Consumer Staples. Fidelity National Financial, Inc. was divested from the Financials sector. Within Industrials, Trane Technologies plc was sold. From Information Technology, Synopsys, Inc. was sold. DTE Energy Co. was sold from the Utilities sector.

As of June 30, 2020, the Portfolio had a relative overweight in Information Technology, Materials, Consumer Staples and Financials. Conversely, the Portfolio was underweight Utilities, Real Estate, Consumer Discretionary, Communication Services, Industrials, Health Care and Energy.

Gary H. Miller

Gregory M. Connors

Jeffrey M. Graff

James M. Albers

Michael F. Rodarte

Portfolio Managers

Victory Capital Management Inc.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year	Since Inception[1]
Victory Sycamore Mid Cap Value Portfolio
Class A	-15.12	-7.99	1.70	8.94	—
Class B	-15.18	-8.13	1.45	8.67	—
Class E	-15.22	-8.11	1.55	—	6.92
Russell Midcap Value Index	-18.09	-11.81	3.32	10.29	—

1 Inception dates of the Class A, Class B and Class E shares are 8/20/1997, 4/3/2001 and 4/25/2012, respectively.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Archer-Daniels-Midland Co.	2.6
Landstar System, Inc.	2.1
BorgWarner, Inc.	2.1
Avery Dennison Corp.	2.1
Alleghany Corp.	2.0
Quest Diagnostics, Inc.	1.9
Darden Restaurants, Inc.	1.9
Eastman Chemical Co.	1.8
Lamar Advertising Co.- Class A	1.7
J.B. Hunt Transport Services, Inc.	1.7

Top Sectors

% of Net Assets
Financials	17.9
Industrials	15.1
Information Technology	14.8
Materials	11.0
Consumer Discretionary	9.1
Real Estate	8.0
Consumer Staples	7.9
Health Care	6.8
Energy	3.5
Utilities	2.8

BHFTI-3

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Victory Sycamore Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A(a)	Actual	0.61%	$1,000.00	$848.80	$2.80
	Hypothetical*	0.61%	$1,000.00	$1,021.83	$3.07

Class B(a)	Actual	0.86%	$1,000.00	$848.20	$3.95
	Hypothetical*	0.86%	$1,000.00	$1,020.59	$4.32

Class E(a)	Actual	0.76%	$1,000.00	$847.80	$3.49
	Hypothetical*	0.76%	$1,000.00	$1,021.08	$3.82

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
Textron, Inc.	425,800	$14,013,078

Airlines—0.4%
Alaska Air Group, Inc.	81,925	2,970,601

Auto Components—2.8%
Aptiv plc	72,000	5,610,240
BorgWarner, Inc. (a)	484,000	17,085,200

		22,695,440

Banks—4.4%
Prosperity Bancshares, Inc. (a)	228,000	13,538,640
TCF Financial Corp. (a)	325,000	9,561,500
Zions Bancorp N.A. (a)	378,400	12,865,600

		35,965,740

Building Products—1.7%
Owens Corning	251,800	14,040,368

Capital Markets—1.5%
E*Trade Financial Corp.	251,400	12,502,122

Chemicals—3.3%
Eastman Chemical Co.	212,000	14,763,680
Westlake Chemical Corp. (a)	226,500	12,151,725

		26,915,405

Commercial Services & Supplies—0.9%
Republic Services, Inc.	90,400	7,417,320

Communications Equipment—1.1%
Motorola Solutions, Inc.	63,000	8,828,190

Containers & Packaging—4.7%
AptarGroup, Inc. (a)	100,500	11,253,990
Avery Dennison Corp.	148,900	16,988,001
Packaging Corp. of America (a)	105,100	10,488,980

		38,730,971

Electric Utilities—2.8%
Alliant Energy Corp.	237,000	11,338,080
Xcel Energy, Inc.	189,000	11,812,500

		23,150,580

Electrical Equipment—1.3%
Hubbell, Inc.	87,000	10,906,320

Electronic Equipment, Instruments & Components—4.3%
Amphenol Corp. - Class A	56,800	5,442,008
Coherent, Inc. (a) (b)	91,950	12,043,611
Flex, Ltd. (b)	1,305,000	13,376,250
Zebra Technologies Corp. - Class A (b)	16,800	4,299,960

		35,161,829

Equity Real Estate Investment Trusts—8.0%
American Homes 4 Rent - Class A (a)	293,000	7,881,700
Healthcare Trust of America, Inc. - Class A (a)	379,000	10,051,080
Highwoods Properties, Inc.	366,000	13,662,780
Lamar Advertising Co. - Class A	214,700	14,333,372
National Retail Properties, Inc.	287,000	10,182,760
Public Storage	51,100	9,805,579

		65,917,271

Food & Staples Retailing—3.1%
Kroger Co. (The)	368,500	12,473,725
Sysco Corp.	243,200	13,293,312

		25,767,037

Food Products—4.8%
Archer-Daniels-Midland Co.	531,700	21,214,830
Hormel Foods Corp. (a)	141,100	6,810,897
Tyson Foods, Inc. - Class A	196,500	11,733,015

		39,758,742

Health Care Equipment & Supplies—1.6%
Hill-Rom Holdings, Inc.	123,200	13,524,896

Health Care Providers & Services—4.1%
AmerisourceBergen Corp. (a)	84,625	8,527,661
Molina Healthcare, Inc. (b)	53,600	9,539,728
Quest Diagnostics, Inc.	138,300	15,760,668

		33,828,057

Hotels, Restaurants & Leisure—5.4%
Darden Restaurants, Inc.	206,700	15,661,659
Las Vegas Sands Corp.	130,900	5,961,186
Marriott International, Inc. - Class A	106,000	9,087,380
Yum! Brands, Inc.	155,200	13,488,432

		44,198,657

Household Durables—1.0%
Mohawk Industries, Inc. (a) (b)	82,300	8,374,848

Insurance—12.0%
Aflac, Inc.	308,000	11,097,240
Alleghany Corp.	34,050	16,655,217
Allstate Corp. (The)	144,600	14,024,754
American Financial Group, Inc.	203,000	12,882,380
Arthur J. Gallagher & Co.	114,100	11,123,609
Everest Re Group, Ltd.	65,600	13,526,720
Old Republic International Corp.	500,500	8,163,155
W.R. Berkley Corp.	208,000	11,916,320

		99,389,395

IT Services—5.1%
DXC Technology Co.	294,900	4,865,850
Genpact, Ltd.	359,700	13,136,244
Leidos Holdings, Inc.	114,700	10,743,949

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
MAXIMUS, Inc.	188,900	$13,308,005

		42,054,048

Life Sciences Tools & Services—1.0%
QIAGEN NV (b)	194,900	8,343,669

Machinery—4.0%
AGCO Corp. (a)	251,100	13,926,006
Parker-Hannifin Corp.	75,200	13,781,904
Xylem, Inc.	84,100	5,463,136

		33,171,046

Media—2.0%
Interpublic Group of Cos., Inc. (The) (a)	606,000	10,398,960
ViacomCBS, Inc. - Class B (a)	266,000	6,203,120

		16,602,080

Metals & Mining—3.1%
Reliance Steel & Aluminum Co.	146,600	13,916,738
Steel Dynamics, Inc. (a)	442,200	11,536,998

		25,453,736

Oil, Gas & Consumable Fuels—3.5%
Cimarex Energy Co.	248,100	6,820,269
Devon Energy Corp.	546,000	6,191,640
Parsley Energy, Inc. - Class A	541,000	5,777,880
Valero Energy Corp.	169,100	9,946,462

		28,736,251

Professional Services—1.3%
ManpowerGroup, Inc.	159,000	10,931,250

Road & Rail—3.8%
J.B. Hunt Transport Services, Inc. (a)	119,000	14,320,460
Landstar System, Inc. (a)	152,350	17,110,428

		31,430,888

Semiconductors & Semiconductor Equipment—1.9%
KLA Corp.	27,700	5,387,096
Skyworks Solutions, Inc.	80,200	10,254,372

		15,641,468

Software—1.6%
Nuance Communications, Inc. (a) (b)	531,600	13,452,138

Technology Hardware, Storage & Peripherals—0.9%
Hewlett Packard Enterprise Co.	750,000	7,297,500

Total Common Stocks (Cost $900,246,332)		817,170,941

Short-Term Investment—0.9%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $7,388,919; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 07/15/24 with a value of $7,536,724.	7,388,919	7,388,919

Total Short-Term Investments (Cost $7,388,919)		7,388,919

Securities Lending Reinvestments (c)—15.8%

Certificates of Deposit—8.6%
Agricultural Bank of China 0.700%, 08/06/20	2,000,000	2,000,488
Bank of Montreal (Chicago)
0.330%, SOFR + 0.250%, 07/10/20 (d)	2,000,000	2,000,676
0.460%, FEDEFF PRV + 0.380%, 09/09/20 (d)	3,000,000	3,000,768
0.490%, SOFR + 0.410%, 10/02/20 (d)	1,000,000	1,000,365
Bank of Nova Scotia 0.450%, FEDEFF PRV + 0.370%, 09/08/20 (d)	2,000,000	2,000,544
Barclays Bank plc 0.420%, 08/13/20	6,000,000	6,000,660
BNP Paribas S.A. New York 0.301%, 1M LIBOR + 0.110%, 02/12/21 (d)	1,000,000	999,443
0.308%, 1M LIBOR + 0.120%, 02/11/21 (d)	1,000,000	999,508
China Construction Bank Corp. 0.500%, 08/18/20	2,000,000	1,999,966
Cooperative Rabobank UA 0.427%, 3M LIBOR + 0.050%, 02/22/21 (d)	1,000,000	997,220
Credit Agricole S.A. 0.500%, FEDEFF PRV + 0.420%, 07/20/20 (d)	1,000,000	1,000,178
Credit Industriel et Commercial
Zero Coupon, 09/01/20	998,509	999,440
Credit Suisse AG 0.540%, SOFR + 0.460%, 11/03/20 (d)	3,000,000	3,001,470
DNB Bank ASA 0.451%, 3M LIBOR + 0.080%, 05/28/21 (d)	4,000,000	4,000,580
Goldman Sachs Bank USA 0.290%, SOFR + 0.200%, 02/22/21 (d)	3,000,000	2,992,542
0.300%, SOFR + 0.210%, 02/22/21 (d)	3,000,000	2,992,740
Mitsubishi UFJ Trust and Banking Corp. 0.410%, 09/21/20	3,000,000	3,000,390
Mizuho Bank, Ltd., New York 0.390%, 1M LIBOR + 0.200%, 11/23/20 (d)	4,000,000	4,000,192
Royal Bank of Canada New York 0.260%, FEDEFF PRV + 0.180%, 02/12/21 (d)	3,000,000	2,991,891
0.320%, SOFR + 0.240%, 07/08/20 (d)	3,000,000	2,999,919
0.370%, SOFR + 0.290%, 07/16/20 (d)	2,000,000	1,999,928
Skandinaviska Enskilda Banken AB 1.601%, 3M LIBOR + 0.150%, 10/02/20 (d)	1,997,622	2,000,284
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (d)	3,000,000	2,999,475
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	5,984,401	5,991,120
0.398%, 1M LIBOR + 0.220%, 08/03/20 (d)	3,000,161	3,000,312

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 0.410%, 1M LIBOR + 0.220%, 07/22/20 (d)	4,000,000	$4,000,408
Toronto-Dominion Bank 0.450%, FEDEFF PRV + 0.370%, 09/08/20 (d)	1,000,164	1,000,175
0.504%, 3M LIBOR + 0.070%, 02/16/21 (d)	1,000,000	1,003,161

		70,973,843

Commercial Paper—0.9%
Bank of China, Ltd. 0.550%, 08/19/20	1,997,250	1,998,726
UBS AG 0.454%, 1M LIBOR + 0.270%, 02/26/21 (d)	5,000,000	5,000,000

		6,998,726

Repurchase Agreements—1.7%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $1,561,681; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $1,592,914.	1,561,678	1,561,678
Citigroup Global Markets, Inc.
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $2,000,836; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $2,181,133.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $3,001,254; collateralized by various Common Stock with an aggregate market value of $3,300,000.	3,000,000	3,000,000
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $510,000.	500,000	500,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $300,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $306,000.	300,000	300,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $100,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $102,001.	100,000	100,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $300,003; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $333,361.	300,000	300,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,600,015; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,875,883.	2,600,000	2,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $300,002; collateralized by various Common Stock with an aggregate market value of $333,388.	300,000	300,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,100,056; collateralized by various Common Stock with an aggregate market value of $1,222,468.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $500,003; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $555,609.	500,000	500,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $2,000,093; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and an aggregate market value of $2,222,435.	2,000,000	2,000,000

		14,261,678

Mutual Funds—4.6%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	3,000,000	3,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	3,000,000	3,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	4,000,000	4,000,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (e)	6,000,000	6,000,000

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (e)	1,000,000	$1,000,000

		38,000,000

Total Securities Lending Reinvestments (Cost $130,246,913)		130,234,247

Total Investments—115.8% (Cost $1,037,882,164)		954,794,107
Other assets and liabilities (net)—(15.8)%		(129,988,387)

Net Assets—100.0%		$824,805,720

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $128,567,427 and the collateral received consisted of cash in the amount of $130,239,786. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$817,170,941	$—	$—	$817,170,941
Total Short-Term Investment*	—	7,388,919	—	7,388,919
Securities Lending Reinvestments
Certificates of Deposit	—	70,973,843	—	70,973,843
Commercial Paper	—	6,998,726	—	6,998,726
Repurchase Agreements	—	14,261,678	—	14,261,678
Mutual Funds	38,000,000	—	—	38,000,000
Total Securities Lending Reinvestments	38,000,000	92,234,247	—	130,234,247
Total Investments	$855,170,941	$99,623,166	$—	$954,794,107

Collateral for Securities Loaned (Liability)	$—	$(130,239,786)	$—	$(130,239,786)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$954,794,107
Receivable for:
Investments sold	3,957,910
Fund shares sold	252,227
Dividends	836,407

Total Assets	959,840,651
Liabilities
Collateral for securities loaned	130,239,786
Payables for:
Investments purchased	3,526,185
Fund shares redeemed	403,787
Accrued Expenses:
Management fees	386,073
Distribution and service fees	120,415
Deferred trustees’ fees	174,332
Other expenses	184,353

Total Liabilities	135,034,931

Net Assets	$824,805,720

Net Assets Consist of:
Paid in surplus	$897,667,743
Distributable earnings (Accumulated losses)	(72,862,023)

Net Assets	$824,805,720

Net Assets
Class A	$241,818,261
Class B	561,653,385
Class E	21,334,074
Capital Shares Outstanding*
Class A	16,173,496
Class B	38,456,386
Class E	1,442,070
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$14.95
Class B	14.60
Class E	14.79

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $1,037,882,164.
(b)	Includes securities loaned at value of $128,567,427.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends	$9,939,418
Interest	7,419
Securities lending income	237,955

Total investment income	10,184,792
Expenses
Management fees	2,692,186
Administration fees	21,811
Custodian and accounting fees	32,416
Distribution and service fees—Class B	698,671
Distribution and service fees—Class E	16,194
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,816
Shareholder reporting	69,597
Insurance	3,284
Miscellaneous	7,419

Total expenses	3,601,373
Less management fee waiver	(383,243)
Less broker commission recapture	(17,642)

Net expenses	3,200,488

Net Investment Income	6,984,304

Net Realized and Unrealized Gain (Loss)
Net realized gain on investments	3,650,966
Net change in unrealized depreciation on investments	(153,312,163)

Net realized and unrealized loss	(149,661,197)

Net Decrease in Net Assets From Operations	$(142,676,893)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$6,984,304	$13,269,396
Net realized gain	3,650,966	51,397,653
Net change in unrealized appreciation (depreciation)	(153,312,163)	175,964,188

Increase (decrease) in net assets from operations	(142,676,893)	240,631,237

From Distributions to Shareholders
Class A	(18,942,425)	(12,840,171)
Class B	(43,719,184)	(28,533,938)
Class E	(1,660,055)	(1,124,491)

Total distributions	(64,321,664)	(42,498,600)

Increase (decrease) in net assets from capital share transactions	52,244,215	(88,821,822)

Total increase (decrease) in net assets	(154,754,342)	109,310,815

Net Assets
Beginning of period	979,560,062	870,249,247

End of period	$824,805,720	$979,560,062

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	503,318	$7,139,754	281,189	$5,009,746
Reinvestments	1,254,465	18,942,425	743,926	12,840,171
Redemptions	(932,653)	(14,882,608)	(2,092,785)	(36,877,677)

Net increase (decrease)	825,130	$11,199,571	(1,067,670)	$(19,027,760)

Class B
Sales	2,127,565	$29,771,891	652,110	$11,108,064
Reinvestments	2,964,012	43,719,184	1,689,399	28,533,938
Redemptions	(2,054,376)	(33,336,159)	(6,158,735)	(106,989,509)

Net increase (decrease)	3,037,201	$40,154,916	(3,817,226)	$(67,347,507)

Class E
Sales	48,881	$713,240	29,682	$518,185
Reinvestments	111,115	1,660,055	65,798	1,124,491
Redemptions	(91,000)	(1,483,567)	(232,833)	(4,089,231)

Net increase (decrease)	68,996	$889,728	(137,353)	$(2,446,555)

Increase (decrease) derived from capital shares transactions		$52,244,215		$(88,821,822)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$19.09		$15.46	$20.89	$19.25	$17.61	$20.36

Income (Loss) from Investment Operations
Net investment income (a)	0.15		0.28	0.24	0.16	0.21 (b)	0.14
Net realized and unrealized gain (loss)	(3.02)		4.17	(1.86)	1.71	2.45	(1.77)

Total income (loss) from investment operations	(2.87)		4.45	(1.62)	1.87	2.66	(1.63)

Less Distributions
Distributions from net investment income	(0.28)		(0.24)	(0.17)	(0.23)	(0.16)	(0.14)
Distributions from net realized capital gains	(0.99)		(0.58)	(3.64)	0.00	(0.86)	(0.98)

Total distributions	(1.27)		(0.82)	(3.81)	(0.23)	(1.02)	(1.12)

Net Asset Value, End of Period	$14.95		$19.09	$15.46	$20.89	$19.25	$17.61

Total Return (%) (c)	(15.12	)(d)	29.35	(9.95)	9.77	15.78	(8.76)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.70	(e)	0.69	0.69	0.68	0.68	0.67
Net ratio of expenses to average net assets (%) (f)	0.61	(e)	0.60	0.60	0.65 (g)	0.66	0.66
Ratio of net investment income to average net assets (%)	1.86	(e)	1.56	1.25	0.83	1.18 (b)	0.71
Portfolio turnover rate (%)	24	(d)	32	32	140	32	26
Net assets, end of period (in millions)	$241.8		$293.0	$253.9	$309.4	$312.8	$361.9

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.65		$15.12	$20.50	$18.90	$17.30	$20.02

Income (Loss) from Investment Operations
Net investment income (a)	0.13		0.23	0.19	0.10	0.17 (b)	0.09
Net realized and unrealized gain (loss)	(2.96)		4.07	(1.82)	1.68	2.40	(1.74)

Total income (loss) from investment operations	(2.83)		4.30	(1.63)	1.78	2.57	(1.65)

Less Distributions
Distributions from net investment income	(0.23)		(0.19)	(0.11)	(0.18)	(0.11)	(0.09)
Distributions from net realized capital gains	(0.99)		(0.58)	(3.64)	0.00	(0.86)	(0.98)

Total distributions	(1.22)		(0.77)	(3.75)	(0.18)	(0.97)	(1.07)

Net Asset Value, End of Period	$14.60		$18.65	$15.12	$20.50	$18.90	$17.30

Total Return (%) (c)	(15.18	)(d)	28.98	(10.15)	9.47	15.50	(8.98)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.95	(e)	0.94	0.94	0.93	0.93	0.92
Net ratio of expenses to average net assets (%) (f)	0.86	(e)	0.85	0.85	0.90 (g)	0.91	0.91
Ratio of net investment income to average net assets (%)	1.62	(e)	1.31	1.00	0.58	0.97 (b)	0.47
Portfolio turnover rate (%)	24	(d)	32	32	140	32	26
Net assets, end of period (in millions)	$561.7		$660.6	$593.3	$775.6	$791.9	$751.4

Please see following page for Financial Highlights footnote legend.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class E
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$18.89		$15.30	$20.71	$19.09	$17.46	$20.19

Income (Loss) from Investment Operations
Net investment income (a)	0.14		0.25	0.21	0.13	0.19 (b)	0.11
Net realized and unrealized gain (loss)	(3.00)		4.13	(1.85)	1.69	2.43	(1.75)

Total income (loss) from investment operations	(2.86)		4.38	(1.64)	1.82	2.62	(1.64)

Less Distributions
Distributions from net investment income	(0.25)		(0.21)	(0.13)	(0.20)	(0.13)	(0.11)
Distributions from net realized capital gains	(0.99)		(0.58)	(3.64)	0.00	(0.86)	(0.98)

Total distributions	(1.24)		(0.79)	(3.77)	(0.20)	(0.99)	(1.09)

Net Asset Value, End of Period	$14.79		$18.89	$15.30	$20.71	$19.09	$17.46

Total Return (%) (c)	(15.22	)(d)	29.18	(10.10)	9.59	15.65	(8.88)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.85	(e)	0.84	0.84	0.83	0.83	0.82
Net ratio of expenses to average net assets (%) (f)	0.76	(e)	0.75	0.75	0.80 (g)	0.81	0.81
Ratio of net investment income to average net assets (%)	1.71	(e)	1.41	1.10	0.68	1.07 (b)	0.56
Portfolio turnover rate (%)	24	(d)	32	32	140	32	26
Net assets, end of period (in millions)	$21.3		$25.9	$23.1	$30.2	$31.2	$30.5

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.01% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).
(g)	The effect of the voluntary portion of the waivers on the net ratio of expenses to average net assets was 0.01% during the year ended December 31, 2017.

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Victory Sycamore Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A, B and E shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-14

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Foreign Currency Translation - The books and records of the Portfolio are maintained in U.S. dollars. The values of securities, currencies, and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income, and expenses are translated on the respective dates of such transactions. Because the values of investment securities are translated at the foreign exchange rates prevailing at the end of the period, that portion of the results of operations arising from changes in exchange rates and that portion of the results of operations reflecting fluctuations arising from changes in market prices of the investment securities are not separated. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from activity in forward foreign currency exchange contracts, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar-equivalent of the amounts actually received or paid by the Portfolio. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in foreign exchange rates.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

BHFTI-15

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus.

These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $7,388,919. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $14,261,678. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

BHFTI-16

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based

BHFTI-17

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$195,861,087	$0	$202,183,661

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$2,692,186	0.700%	First $200 million
	0.650%	$200 million to $500 million
	0.625%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio Victory Capital Management Inc. (the “Subadviser”) is compensated by Brighthouse Investment Advisers for providing subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021 to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.110%	First $200 million
0.080%	$200 million to $400 million
0.110%	$400 million to $500 million
0.085%	Over $500 million

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the

BHFTI-18

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

“Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,038,023,057

Gross unrealized appreciation	54,604,839
Gross unrealized depreciation	(137,833,789)

$(83,228,950)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$37,798,658	$16,057,395	$4,699,942	$176,396,364	$42,498,600	$192,453,759

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$24,429,037	$39,805,136	$70,083,213	$—	$134,317,386

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-19

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-20

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-21

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Managed by Wells Capital Management Incorporated

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class A and B shares of the Wells Capital Management Mid Cap Value Portfolio returned -18.71% and -18.83%, respectively. The Portfolio’s benchmark, the Russell Midcap Value Index1, returned -18.09%.

MARKET ENVIRONMENT / CONDITIONS

Financial markets saw significant volatility during the first six months of the year as global economies were severely affected by the coronavirus (“COVID-19”) pandemic. The virus’ impact and the government-imposed stay-at-home order saw several markets enter a period of dysfunction that caused stress and panic throughout many areas of the economy placing it into a recession. As investors began to discount a post COVID-19 economic recovery, equity markets significantly rebounded in the second quarter of 2020. The robust fiscal and monetary response as well as businesses beginning to reopen fueled a sharp market rally. Although equity investors have discounted a recovery, many companies have been reluctant to deploy capital until transparency around the economy and the containment of the virus improves. In this environment, mid-cap value stocks held up better than their small-cap peers but underperformed growth peers as the traditional value sectors underperformed. The Russell Midcap Value Index returned -18.09% over the six-month period. The Health Care and Information Technology sectors were the best performing within the Index. Energy and Financials were the worst-performing sectors within the Index.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed the Russell Midcap Value Index over the trailing six-month period. Stock selection was the largest driver for the Portfolio’s relative underperformance, while relative sector weight differences added value. Stock selection within Information Technology, Consumer Discretionary, and Communication Services detracted from relative performance. Conversely, stock selection in Industrials as well as the underweight in Real Estate were the largest contributors to relative performance.

Security selection in the Information Technology sector was the largest detractor from relative performance. Within the sector, NCR Corp. subtracted the most value. NCR provides hardware and software solutions to the financial, retail, and hospitality industries. Investors’ fears that the ongoing global pandemic could disproportionality weigh on NCR’s fundamentals drove the underperformance in the period. However, we feel NCR’s exposure is far more manageable than it appears. While their hospitality segment will likely be the hardest hit, those customers are primarily large-chain restaurants that are best positioned to weather the current storm in our view. In addition, their non-hospitality segments serve food and drug retailers, mass merchandisers, and some of the country’s largest financial institutions, all of which provide essential goods and services. Furthermore, we believe that their core end-market’s desire to increase investment in digital experiences will continue and, although the current environment will likely see delays and disruptions, much of the business will recover as the crisis abates.

Security selection in Consumer Discretionary was the primary detractor from performance. Norwegian Cruise Line Holdings, Ltd. was the bottom performer in the sector over the period. Norwegian Cruise Line Holdings is a global cruise operator with brands including Norwegian Cruise Lines, Oceania Cruises, and Regent Seven Seas Cruises. During the period, we exited our position as we determined the balance sheet flexibility was more of a concern than originally expected as a result of the global pandemic. The travel industry faced unprecedented volatility as a result of COVID-19, and we became concerned that the duration in which there would be no cruise sailings could be longer than anticipated. We determined we were not being appropriately compensated to take the risk of owning a company with liquidity concerns and reallocated the proceeds during the period to opportunities that provided a better reward/risk ratio in our view.

Within the Communication Services sector, Discovery, Inc. is a global media company with brands such as Discovery Channel, HGTV, and Food Network. During the period, the stock detracted from performance as investors became concerned about the impact global macro issues would have on companies exposed to advertising as well as companies tied to “cord cutting” of cable TV. Discovery has used its balance sheet to diversify its distribution vehicles and revenue streams. At period end, we continued to own the name as we are attracted to the reward/risk valuation, its substantial free cash flow generation, as well as the underappreciated opportunities the Scripps Networks acquisition provides, particularly in terms of international distribution.

In the Industrials sector, Kansas City Southern was among the largest contributors. Kansas City Southern is a North American railroad company whose rail line connects the Midwest United States to the manufacturing hub in Central Mexico. We see a unique asset poised for outsized growth due to the improving trade relationship between the U.S. and Mexico and the foreign direct investment growth Mexico attracts. They are also going through a version of Precision Railroading that will drive capital efficiency and higher return which we believe should improve the optimal capital structure and the value creation avenues available to the company. Kansas City Southern reported a strong fourth quarter with an operating ratio that surpassed market expectations—giving credence to the precision railroading margin opportunity they are pursuing. Throughout the period it was also evident that the company would be growing volumes at a higher rate than the industry leading to additional outperformance. We continued to see a long runway of volume and margin outperformance much of which is in its control and not macro dependent.

Within the Real Estate sector, an underweight to the sector contributed to relative performance as the more defensive sectors underperformed the broader index. Our underweight is driven by the expectation that we are finding better reward-to-risk value that meets our process in other sectors and also provides similar protection if

BHFTI-1

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Managed by Wells Capital Management Incorporated

Portfolio Manager Commentary*—(Continued)

10-year yields were to fall. Invitation Homes, Inc. is a real estate investment trust that owns and manages single family home properties primarily in close-in, suburban markets across the United States. The stock outperformed in the period, reflecting continued high occupancy rates as well as limited deterioration in rent collections despite broad-based coronavirus related economic weakness. At period end, we continued to view the shares as attractively priced from a reward-risk perspective and see strong secular demand within the single-family home segment. We believe this secular backdrop will enable Invitation Homes to continue to deploy capital and grow cash flows over our 3-5 year investment horizon.

During the period, the Portfolio increased its exposure in the Consumer Staples sector increasing our relative overweight. We have also raised our Information Technology sector weighting as we saw attractive buying opportunities in four new Portfolio names. At the same time, we also decreased our overweight position in Financials as we exited positions (Northern Trust Corp. and Willis Towers Watson plc) and reduced existing names (Cboe Global Markets, Inc.; Fidelity National Financial, Inc.; PacWest Bancorp; and Loews Corp.)

As of June 30, 2020, the Portfolio was highly diversified across sectors and industries, with the goal being to own companies that presented to us the best opportunity to deliver alpha over the next 3 to 5 years, while at the same time providing relative protection of capital in times of market stress. At period-end, the Portfolio’s largest overweights were in the Health Care and Industrial sectors. In Health Care, the overweight is primarily due to opportunities we have found in the equipment and services industry. Within Industrials, the Portfolio owns an eclectic group of names that we believe to possess strong competitive advantages, sustainable free cash flow and flexible balance sheets. The Portfolio’s largest underweights were in the Utilities and Real Estate sectors. The Portfolio’s underweight to these sectors was driven by our bottom-up reward-to-risk analysis and better opportunities we believe we have found in other sectors.

James Tringas

Bryant VanCronkhite

Portfolio Managers

Wells Capital Management, LLC.

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Russell Midcap Value Index is an unmanaged measure of performance of those Russell Midcap companies (the 800 smallest companies in the Russell 1000 Index) with lower price-to-book ratios and forecasted growth values.

BHFTI-2

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

A $10,000 INVESTMENT COMPARED TO THE RUSSELL MIDCAP VALUE INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
Wells Capital Management Mid Cap Value Portfolio
Class A	-18.71	-9.76	1.98	9.06
Class B	-18.83	-9.96	1.72	8.79
Russell Midcap Value Index	-18.09	-11.81	3.32	10.29

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible. The performance of Class A shares, as set forth in the line graph above, will differ from that of other classes because of the difference in expenses paid by policyholders investing in the different share classes.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Holdings

% of Net Assets
Alcon, Inc.	3.1
Reynolds Consumer Products, Inc.	3.0
Amdocs, Ltd.	2.8
Brown & Brown, Inc.	2.8
CBRE Group, Inc. - Class A	2.7
Varian Medical Systems, Inc.	2.7
Stanley Black & Decker, Inc.	2.5
Kansas City Southern	2.5
Arch Capital Group, Ltd.	2.4
Republic Services, Inc.	2.4

Top Sectors

% of Net Assets
Industrials	18.1
Financials	16.0
Health Care	12.2
Information Technology	10.4
Consumer Discretionary	8.8
Real Estate	8.5
Materials	6.6
Utilities	6.2
Consumer Staples	5.3
Energy	3.6

BHFTI-3

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line for each share class of the Portfolio in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular share class of the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of the Portfolio in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Wells Capital Management Mid Cap Value Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class A (a)	Actual	0.71%	$1,000.00	$812.90	$3.20
	Hypothetical*	0.71%	$1,000.00	$1,021.33	$3.57

Class B (a)	Actual	0.96%	$1,000.00	$811.70	$4.32
	Hypothetical*	0.96%	$1,000.00	$1,020.09	$4.82

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 5 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—97.6% of Net Assets

Security Description	Shares	Value

Auto Components—3.1%
Aptiv plc	109,991	$8,570,499
Lear Corp. (a)	49,872	5,437,045

		14,007,544

Banks—5.1%
Fifth Third Bancorp	369,957	7,132,771
PacWest Bancorp (a)	173,517	3,420,020
Regions Financial Corp. (a)	702,869	7,815,903
Zions Bancorp N.A. (a)	134,640	4,577,760

		22,946,454

Beverages—1.0%
Keurig Dr Pepper, Inc. (a)	163,367	4,639,623

Building Products—1.9%
Masco Corp.	168,522	8,461,490

Capital Markets—0.2%
Cboe Global Markets, Inc.	9,016	841,013

Chemicals—3.0%
Celanese Corp.	54,005	4,662,792
PPG Industries, Inc.	82,644	8,765,222

		13,428,014

Commercial Services & Supplies—2.4%
Republic Services, Inc.	129,447	10,621,126

Communications Equipment—1.3%
Juniper Networks, Inc.	255,243	5,834,855

Construction & Engineering—2.0%
Jacobs Engineering Group, Inc. (a)	108,486	9,199,613

Construction Materials—0.9%
Vulcan Materials Co. (a)	35,621	4,126,693

Containers & Packaging—2.1%
AptarGroup, Inc. (a)	35,390	3,962,972
Packaging Corp. of America (a)	52,753	5,264,750

		9,227,722

Electric Utilities—3.9%
American Electric Power Co., Inc.	104,385	8,313,221
FirstEnergy Corp.	236,338	9,165,188

		17,478,409

Electronic Equipment, Instruments & Components—1.7%
CDW Corp.	21,182	2,460,925
FLIR Systems, Inc.	122,648	4,975,829

		7,436,754

Energy Equipment & Services—1.2%
Baker Hughes Co. (a)	178,095	2,740,882

Energy Equipment & Services—(Continued)
National Oilwell Varco, Inc. (a)	218,511	2,676,760

		5,417,642

Equity Real Estate Investment Trusts—5.8%
American Campus Communities, Inc. (a)	186,455	6,518,467
Invitation Homes, Inc.	373,031	10,269,543
Mid-America Apartment Communities, Inc.	53,009	6,078,542
Park Hotels & Resorts, Inc.	104,501	1,033,515
VEREIT, Inc.	341,893	2,198,372

		26,098,439

Food & Staples Retailing—1.3%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	157,244	5,860,484

Health Care Equipment & Supplies—7.5%
Alcon, Inc. (b)	241,592	13,848,053
Varian Medical Systems, Inc. (a) (b)	98,229	12,035,017
Zimmer Biomet Holdings, Inc.	66,533	7,941,379

		33,824,449

Health Care Providers & Services—3.3%
Humana, Inc.	21,016	8,148,954
Universal Health Services, Inc. - Class B (a)	70,654	6,563,050

		14,712,004

Hotels, Restaurants & Leisure—2.6%
Vail Resorts, Inc. (a)	23,191	4,224,241
Yum China Holdings, Inc.	151,614	7,288,085

		11,512,326

Household Durables—2.5%
D.R. Horton, Inc.	97,471	5,404,767
Mohawk Industries, Inc. (a) (b)	59,296	6,033,961

		11,438,728

Household Products—3.0%
Reynolds Consumer Products, Inc.	389,953	13,546,967

Industrial Conglomerates—1.9%
Carlisle Cos., Inc.	71,525	8,559,397

Insurance—9.3%
Allstate Corp. (The)	85,846	8,326,203
Arch Capital Group, Ltd. (b)	382,006	10,944,472
Brown & Brown, Inc. (a)	307,318	12,526,282
Fidelity National Financial, Inc.	114,508	3,510,815
Loews Corp. (a)	171,003	5,863,693
RenaissanceRe Holdings, Ltd.	4,570	781,607

		41,953,072

IT Services—4.0%
Amdocs, Ltd.	210,653	12,824,554
Euronet Worldwide, Inc. (b)	56,052	5,370,903

		18,195,457

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—1.4%
Charles River Laboratories International, Inc. (a) (b)	36,278	$6,325,069

Machinery—4.0%
Cummins, Inc. (a)	26,381	4,570,772
Pentair plc	56,571	2,149,132
Stanley Black & Decker, Inc. (a)	81,700	11,387,346

		18,107,250

Media—1.8%
Discovery, Inc. - Class C (b)	432,028	8,320,859

Metals & Mining—0.6%
Barrick Gold Corp.	103,230	2,781,016

Mortgage Real Estate Investment Trusts—1.4%
Annaly Capital Management, Inc. (a)	966,278	6,338,784

Oil, Gas & Consumable Fuels—2.4%
Cimarex Energy Co.	66,221	1,820,415
Devon Energy Corp.	119,878	1,359,417
Hess Corp.	55,813	2,891,672
Valero Energy Corp.	57,526	3,383,679
WPX Energy, Inc. (b)	246,038	1,569,722

		11,024,905

Real Estate Management & Development—2.7%
CBRE Group, Inc. - Class A (b)	266,293	12,041,770

Road & Rail—2.5%
Kansas City Southern	75,492	11,270,201

Semiconductors & Semiconductor Equipment—1.8%
Analog Devices, Inc.	64,602	7,922,789

Software—0.5%
Synopsys, Inc. (b)	12,310	2,400,450

Technology Hardware, Storage & Peripherals—1.2%
NCR Corp. (a) (b)	304,812	5,279,344

Textiles, Apparel & Luxury Goods—0.6%
PVH Corp. (a)	51,748	2,486,491

Trading Companies & Distributors—3.4%
AerCap Holdings NV (b)	256,753	7,907,993
United Rentals, Inc. (a) (b)	50,301	7,496,861

		15,404,854

Water Utilities—2.3%
American Water Works Co., Inc.	79,976	10,289,712

Total Common Stocks (Cost $446,755,940)		439,361,769

Short-Term Investment—2.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $10,717,633; collateralized by U.S. Treasury Note at 2.375%, maturing 02/29/24, with a market value of $10,932,068.	10,717,633	10,717,633

Total Short-Term Investments (Cost $10,717,633)		10,717,633

Securities Lending Reinvestments (c)—16.5%

Certificates of Deposit—4.4%
Agricultural Bank of China 0.700%, 08/06/20	500,000	500,122
Banco del Estado de Chile 0.475%, 1M LIBOR + 0.300%, 07/06/20 (d)	1,000,000	1,000,014
Bank of Nova Scotia 1.820%, 10/06/20	1,003,897	1,003,907
Barclays Bank plc 0.420%, 08/13/20	2,000,000	2,000,220
Canadian Imperial Bank of Commerce 0.430%, FEDEFF PRV + 0.350%, 08/06/20 (d)	2,000,000	2,000,642
Credit Industriel et Commercial Zero Coupon, 09/01/20	499,254	499,720
Goldman Sachs Bank USA 0.290%, SOFR + 0.200%, 02/22/21 (d)	1,000,000	997,514
0.300%, SOFR + 0.210%, 02/22/21 (d)	1,000,000	997,580
Industrial & Commercial Bank of China Corp. 0.550%, 09/15/20	1,000,000	999,974
Landesbank Hessen-Thueringen Girozentrale Zero Coupon, 08/19/20	999,030	999,630
Mitsubishi UFJ Trust and Banking Corp. Zero Coupon, 09/09/20	1,998,162	1,998,720
Societe Generale 0.530%, FEDEFF PRV + 0.450%, 08/14/20 (d)	1,000,000	999,825
Standard Chartered Bank 0.240%, FEDEFF PRV + 0.160%, 08/07/20 (d)	1,000,000	999,557
Sumitomo Mitsui Banking Corp. Zero Coupon, 11/13/20	1,994,800	1,997,040
0.398%, 1M LIBOR + 0.220%, 08/03/20 (d)	2,000,108	2,000,208
Toronto-Dominion Bank 0.450%, FEDEFF PRV + 0.370%, 09/08/20 (d)	1,000,164	1,000,175

		19,994,848

Commercial Paper—0.2%
Bank of China, Ltd. 0.550%, 08/19/20	998,625	999,363

Repurchase Agreements—4.8%
Barclays Capital, Inc. Repurchase Agreement dated 06/30/20 at 0.070%, due on 07/01/20 with a maturity value of $4,456,261; collateralized by U.S. Treasury Obligations at 2.250%, maturing 08/15/46, and an aggregate market value of $4,545,381.	4,456,252	4,456,252

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $1,000,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 11/30/20 - 11/15/21, and various Common Stock with an aggregate market value of $1,090,567.	1,000,000	$1,000,000
Repurchase Agreement dated 06/30/20 at 0.430%, due on 08/04/20 with a maturity value of $1,000,418; collateralized by various Common Stock with an aggregate market value of $1,100,000.	1,000,000	1,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,100,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,122,000.	1,100,000	1,100,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $600,002; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $612,001.	600,000	600,000
Deutsche Bank AG, London Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $200,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	200,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,300,012; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $1,444,565.	1,300,000	1,300,000
National Bank of Canada Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,800,022; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $4,203,213.	3,800,000	3,800,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,900,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,101,607.	1,900,000	1,900,000
NBC Global Finance, Ltd. Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $800,005; collateralized by various Common Stock with an aggregate market value of $889,035.	800,000	800,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $1,700,086; collateralized by various Common Stock with an aggregate market value of $1,889,269.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $1,600,009; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $1,777,948.	1,600,000	1,600,000
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $2,000,093; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various Common Stock with an aggregate market value of $2,222,435.	2,000,000	2,000,000

		21,456,252

Mutual Funds—7.1%
BlackRock Liquidity Funds, Institutional Shares 0.100% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (e)	3,000,000	3,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (e)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (e)	10,000,000	10,000,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (e)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (e)	5,000,000	5,000,000

		32,000,000

Total Securities Lending Reinvestments (Cost $74,449,711)		74,450,463

Total Investments—116.5% (Cost $531,923,284)		524,529,865
Other assets and liabilities (net)—(16.5)%		(74,269,580)

Net Assets—100.0%		$450,260,285

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $73,799,420 and the collateral received consisted of cash in the amount of $74,426,911. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of June 30, 2020.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$439,361,769	$—	$—	$439,361,769
Total Short-Term Investment*	—	10,717,633	—	10,717,633
Securities Lending Reinvestments
Certificates of Deposit	—	19,994,848	—	19,994,848
Commercial Paper	—	999,363	—	999,363
Repurchase Agreements	—	21,456,252	—	21,456,252
Mutual Funds	32,000,000	—	—	32,000,000
Total Securities Lending Reinvestments	32,000,000	42,450,463	—	74,450,463
Total Investments	$471,361,769	$53,168,096	$—	$524,529,865

Collateral for Securities Loaned (Liability)	$—	$(74,426,911)	$—	$(74,426,911)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$524,529,865
Cash	37,788
Receivable for:
Fund shares sold	1,138
Dividends	697,127

Total Assets	525,265,918
Liabilities
Collateral for securities loaned	74,426,911
Payables for:
Fund shares redeemed	70,879
Accrued Expenses:
Management fees	248,044
Distribution and service fees	28,228
Deferred trustees’ fees	148,279
Other expenses	83,292

Total Liabilities	75,005,633

Net Assets	$450,260,285

Net Assets Consist of:
Paid in surplus	$471,319,330
Distributable earnings (Accumulated losses)	(21,059,045)

Net Assets	$450,260,285

Net Assets
Class A	$315,770,348
Class B	134,489,937
Capital Shares Outstanding*
Class A	32,454,230
Class B	13,836,447
Net Asset Value, Offering Price and Redemption Price Per Share
Class A	$9.73
Class B	9.72

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $531,923,284.
(b)	Includes securities loaned at value of $73,799,420.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends (a)	$4,141,792
Interest	17,027
Securities lending income	88,217

Total investment income	4,247,036
Expenses
Management fees	1,587,288
Administration fees	15,267
Custodian and accounting fees	23,506
Distribution and service fees—Class B	170,503
Audit and tax services	22,304
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	16,759
Insurance	1,732
Miscellaneous	5,965

Total expenses	1,880,814
Less management fee waiver	(141,937)
Less broker commission recapture	(9,104)

Net expenses	1,729,773

Net Investment Income	2,517,263

Net Realized and Unrealized Loss
Net realized loss on investments	(15,185,137)
Net change in unrealized depreciation on investments	(78,802,891)

Net realized and unrealized loss	(93,988,028)

Net Decrease in Net Assets From Operations	$(91,470,765)

(a)	Net of foreign withholding taxes of $4,441.

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$2,517,263	$5,549,185
Net realized gain (loss)	(15,185,137)	30,923,648
Net change in unrealized appreciation (depreciation)	(78,802,891)	113,451,108

Increase (decrease) in net assets from operations	(91,470,765)	149,923,941

From Distributions to Shareholders
Class A	(25,845,624)	(12,670,006)
Class B	(10,727,439)	(5,432,158)

Total distributions	(36,573,063)	(18,102,164)

Increase (decrease) in net assets from capital share transactions	63,834,310	(64,735,990)

Total increase (decrease) in net assets	(64,209,518)	67,085,787

Net Assets
Beginning of period	514,469,803	447,384,016

End of period	$450,260,285	$514,469,803

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class A
Sales	3,257,452	$31,472,789	3,588	$42,487
Reinvestments	2,621,260	25,845,624	1,107,518	12,670,006
Redemptions	(362,063)	(4,233,713)	(4,888,595)	(57,975,211)

Net increase (decrease)	5,516,649	$53,084,700	(3,777,489)	$(45,262,718)

Class B
Sales	957,941	$9,106,935	268,628	$3,147,578
Reinvestments	1,089,080	10,727,439	475,254	5,432,158
Redemptions	(808,428)	(9,084,764)	(2,384,774)	(28,053,008)

Net increase (decrease)	1,238,593	$10,749,610	(1,640,892)	$(19,473,272)

Increase (decrease) derived from capital shares transactions		$63,834,310		$(64,735,990)

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Financial Highlights

Selected per share data
	Class A
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$13.02		$9.96	$12.70	$11.59	$11.19	$16.34

Income (Loss) from Investment Operations
Net investment income (a)	0.07		0.14	0.11	0.16	0.14 (b)	0.07
Net realized and unrealized gain (loss)	(2.49)		3.36	(1.63)	1.11	1.28	(1.06)

Total income (loss) from investment operations	(2.42)		3.50	(1.52)	1.27	1.42	(0.99)

Less Distributions
Distributions from net investment income	(0.13)		(0.11)	(0.15)	(0.16)	(0.13)	(0.15)
Distributions from net realized capital gains	(0.74)		(0.33)	(1.07)	0.00	(0.89)	(4.01)

Total distributions	(0.87)		(0.44)	(1.22)	(0.16)	(1.02)	(4.16)

Net Asset Value, End of Period	$9.73		$13.02	$9.96	$12.70	$11.59	$11.19

Total Return (%) (c)	(18.71	)(d)	35.78	(13.07)	11.03	13.60	(8.95)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.78	(e)	0.78	0.77	0.77	0.76	0.75
Net ratio of expenses to average net assets (%) (f)	0.71	(e)	0.71	0.71	0.71	0.75	0.75
Ratio of net investment income to average net assets (%)	1.23	(e)	1.19	0.97	1.33	1.27 (b)	0.53
Portfolio turnover rate (%)	24	(d)	36	31	164	145	95
Net assets, end of period (in millions)	$315.8		$350.8	$305.9	$377.7	$358.4	$454.3

	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.99		$9.93	$12.66	$11.55	$11.16	$16.29

Income (Loss) from Investment Operations
Net investment income (a)	0.05		0.11	0.08	0.13	0.11 (b)	0.04
Net realized and unrealized gain (loss)	(2.48)		3.36	(1.62)	1.11	1.27	(1.06)

Total income (loss) from investment operations	(2.43)		3.47	(1.54)	1.24	1.38	(1.02)

Less Distributions
Distributions from net investment income	(0.10)		(0.08)	(0.12)	(0.13)	(0.10)	(0.10)
Distributions from net realized capital gains	(0.74)		(0.33)	(1.07)	0.00	(0.89)	(4.01)

Total distributions	(0.84)		(0.41)	(1.19)	(0.13)	(0.99)	(4.11)

Net Asset Value, End of Period	$9.72		$12.99	$9.93	$12.66	$11.55	$11.16

Total Return (%) (c)	(18.83	)(d)	35.53	(13.29)	10.79	13.18	(9.12)

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	1.03	(e)	1.03	1.02	1.02	1.01	1.00
Net ratio of expenses to average net assets (%) (f)	0.96	(e)	0.96	0.96	0.96	1.00	1.00
Ratio of net investment income to average net assets (%)	0.96	(e)	0.95	0.72	1.08	1.00 (b)	0.28
Portfolio turnover rate (%)	24	(d)	36	31	164	145	95
Net assets, end of period (in millions)	$134.5		$163.6	$141.4	$172.3	$176.1	$177.8

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income per share and the ratio of net investment income to average net assets include a non-recurring refund for overbilling of prior years’ custodian out-of-pocket fees which amounted to less than $0.01 per share and 0.02% of average net assets, respectively.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	Computed on an annualized basis.
(f)	Includes the effects of management fee waivers (see Note 5 of the Notes to Financial Statements).

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Wells Capital Management Mid Cap Value Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class A and B shares are currently offered by the Portfolio. Shares of each Class of the Portfolio represent an equal pro rata interest in the Portfolio and generally give the shareholder the same voting, dividend, liquidation, and other rights. Investment income, realized and unrealized capital gains and losses, the common expenses of the Portfolio, and certain Portfolio-level expense reductions, if any, are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the net assets of the Portfolio. Each Class of shares differs in its respective distribution plan and such distribution expenses are allocated to the corresponding Class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its NAV to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a

BHFTI-12

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

BHFTI-13

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $10,717,633. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $21,456,252. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

All securities on loan are classified as Common Stocks in the Portfolio’s Schedule of Investments as of June 30, 2020, with a contractual maturity of overnight and continuous.

Directed Brokerage Agreement - The Trust has entered into a directed brokerage arrangement with Capital Institutional Services, Inc. (“CAPIS”). Under this arrangement, the Portfolio directs certain trades to CAPIS in return for a recapture credit. CAPIS issues a cash rebate to the Portfolio. Amounts paid to the Portfolio are shown separately as broker commission recapture on the Statement of Operations of the Portfolio. Additionally, these amounts have been excluded from the calculation of the net ratio of expenses to average net assets presented in the Financial Highlights for each share class.

3. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and

BHFTI-14

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$143,201,310	$0	$104,799,486

BHFTI-15

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$1,587,288	0.750%	First $200 million
	0.700%	Over $200 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Wells Capital Management Incorporated (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

Management Fee Waiver - Pursuant to a management fee waiver agreement, Brighthouse Investment Advisers has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.050%	Of the first $50 million
0.075%	On the next $50 million
0.100%	On the next $100 million
0.050%	On the next $300 million
0.100%	On amounts over $500 million

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are shown as management fee waivers in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

BHFTI-16

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

6. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

7. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$532,203,505

Gross unrealized appreciation	46,539,038
Gross unrealized depreciation	(54,312,678)

Net unrealized appreciation (depreciation)	$(7,773,640)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$13,004,355	$24,305,868	$5,097,809	$26,495,121	$18,102,164	$50,800,989

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$10,158,114	$25,951,349	$71,029,251	$—	$107,138,714

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

8. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-17

Brighthouse Funds Trust I

Wells Capital Management Mid Cap Value Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-18

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Managed by Western Asset Management Company

Portfolio Manager Commentary*

PERFORMANCE

For the six months ended June 30, 2020, the Class B shares of the Western Asset Management Government Income Portfolio returned 7.39%. The Portfolio’s benchmark, the Bloomberg Barclays U.S. Government Index1, returned 8.61%. The Portfolio’s Custom Benchmark2 returned 8.29% over the same period.

MARKET ENVIRONMENT / CONDITIONS

The six-month period ended June 30, 2020 is in many ways a tale of two halves as the second quarter of 2020 stood in sharp contrast to the first. Markets experienced a significant drawdown in the first quarter, driven by the coronavirus (“COVID-19”) crisis and its subsequent economic impact. During the second quarter, global risk sentiment rebounded significantly and there was room for cautious optimism around the development of both a vaccine and therapeutic treatments for the COVID-19 virus.

Solid estimates for 2020 growth persisted at the onset of the year with decent U.S. economic data releases and positive corporate earnings. However, by January month-end, news of the COVID-19 outbreak in Wuhan, China led to a flight to safety as many worried what the impact would be to China growth and global supply chains. Over the next several months, the virus spread rapidly around the globe, with severe demand destruction taking hold in March as governments mandated the closure of “non-essential” businesses and recommended strict “social distancing” measures in an effort to contain the viral spread. This unprecedented demand shock coincided with an unexpected supply shock in the form of an oil price war between Saudi Arabia and Russia. These events, which also occurred in March, caused oil prices to drop over 50% and put further stress on the Energy sector. Industry-wide demand for cash led to forced selling, subsequently causing severe illiquidity in a wide range of markets, including U.S. Treasuries (“UST”) and Agency Mortgage-Backed Securities (“MBS”) markets. By mid-March, credit spreads on all credit sectors gapped out to levels not seen since the global financial crisis.

In response to the COVID-19 induced economic shutdown, policymakers in the US, the eurozone, the UK, and elsewhere rushed to introduce extraordinary amounts of fiscal and monetary stimulus packages to support both impacted individuals and broad swaths of their national economies. In the U.S., the Federal Reserve (the “Fed”) cut rates to zero, announced an unlimited bond-buying program and introduced a new credit facility to buy investment-grade credit rated down to BBB- in the primary and secondary markets. These actions helped propel corporate credit spreads tighter and sustain a rally in risk assets.

Over the year-to-date period, spreads on nearly all credit sectors widened, but closed considerably tighter than their March levels. UST yields fell meaningfully, with the yield on the 10-year UST falling from 1.92% at the start of the year to 0.66% by June month-end. Most currencies weakened versus the U.S. dollar over the year-to-date period.

PORTFOLIO REVIEW / PERIOD END POSITIONING

The Portfolio underperformed its benchmark, the Bloomberg Barclays U.S. Government Index, over the trailing six-month period ended June 30, 2020. Over the year-to-date period, the Portfolio’s macro positioning, in aggregate, was a modest contributor to performance, aided by both duration positioning and the Portfolio’s yield curve positioning. The Portfolio’s duration was tactically managed within a 93% to 110% range relative to the custom benchmark, beginning and ending the period long relative to the custom benchmark. This benefited performance for the period as rates fell considerably on the back of decisive Fed action. All-in, the Portfolio’s tactical yield curve positioning over the period was also beneficial for performance. During the first three months of the year, yield curve positioning saw a reduced overweight to long-dated yields as we believed the long-end of the curve did not hold much value and was also less likely to serve as an effective hedge against risk. Over the second quarter, the Portfolio moved from an underweight to an overweight position at the 20-year key rate duration as longer yields rose. Off-the-run 20-year USTs and Treasury Inflation-Protected Securities (“TIPS”) appeared particularly cheap to 30-year bonds as the period wore on, in part due to the renewed issuance by the U.S. Treasury of a 20-year bond in May. The Portfolio added to its TIPS exposure during the first quarter as long-dated breakeven rates (the difference between the yield on nominal bonds and TIPS of the same maturity) in March began to imply extremely low inflation expectations (approximately under 1%) for the next 30 years, which we believed were overdone. Though breakeven rates ended the six-month period lower than they began, they subsequently rose from their extremely low March levels. All-in, TIPS exposure was a detractor for the Portfolio’s performance during the period.

Spread sector exposure in the Portfolio generally detracted as spreads widened throughout the period. The largest detractor to performance was the Portfolio’s exposure to USD-denominated emerging market sovereigns as spreads widened over the six-month period. Over the period, the Portfolio maintained its emerging markets exposure as Western Asset expects the sector will eventually be a beneficiary of the global recovery when the COVID-19 crisis shows signs of abating. Commercial Mortgage-Backed Securities and Asset-Backed Securities positions remained modest overweights in the Portfolio due to their yield advantage over comparable Treasuries. In aggregate, these positions detracted slightly from performance as spreads generally widened, reflecting the uncertainty around the timing and scope of restarting economic activity in the second half of this year.

During the period, the Portfolio reduced its Agency MBS exposure, particularly in low coupon 30-year MBS, in favor of Agency Debentures. We remained moderately constructive on Agency MBS as longer-dated Agency Debentures have seen their spreads widen this year, offering more attractive value. At period-end the Agency sector remained a favored sector within U.S. Government fixed income and currently benefits from active purchases by the Fed as the central

BHFTI-1

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Managed by Western Asset Management Company

Portfolio Manager Commentary*—(Continued)

bank seeks to support liquidity in the market. All-in, the Portfolio’s Agency MBS and Agency exposures detracted from performance, reflecting wider spreads over the six-month period ended June 30, 2020.

Fredrick Marki

S. Kenneth Leech

Mark S. Lindbloom

Portfolio Managers

Western Asset Management Company

* This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and the subadvisory firm undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Portfolio’s trading intent. Information about the Portfolio’s holdings, asset allocation or country diversification is historical and is not an indication of future Portfolio composition, which may vary. Direct investment in any index is not possible. The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Portfolio may pay. If these additional fees were reflected, performance would have been lower.

1 The Bloomberg Barclays U.S. Government Bond Index is an unmanaged index considered representative of fixed-income obligations issued by the U.S. Treasury, government agencies, and quasi-federal corporations.

2 The Custom Benchmark is a blended benchmark comprised of the Bloomberg Barclays 5+ Year Treasury Index (40%), the Bloomberg Barclays U.S. MBS Index (35%), and the Bloomberg Barclays U.S. Agency Bond Index (25%).

BHFTI-2

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

A $10,000 INVESTMENT COMPARED TO THE BLOOMBERG BARCLAYS U.S. GOVERNMENT BOND INDEX & THE CUSTOM BENCHMARK

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	Since Inception[1]
Western Asset Management Government Income Portfolio
Class B	7.39	9.54	3.84	3.62
Bloomberg Barclays U.S. Government Bond Index	8.61	10.34	4.04	3.51
Custom Benchmark	8.29	10.52	4.54	4.16

1 Inception date of the Class B shares is 5/2/2011. The since inception return of the index is based on the Portfolio’s inception date.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

PORTFOLIO COMPOSITION AS OF JUNE 30, 2020

Top Sectors

% of Net Assets
U.S. Treasury & Government Agencies	83.0
Foreign Government	9.1
Asset-Backed Securities	2.1
Corporate Bonds & Notes	1.5
Mortgage-Backed Securities	0.2

BHFTI-3

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

Western Asset Management Government Income Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class B (a)	Actual	0.69%	$1,000.00	$1,073.90	$3.56
	Hypothetical*	0.69%	$1,000.00	$1,021.43	$3.47

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio shown reflects the impact of the management fee waiver as described in Note 6 of the Notes to Financial Statements.

BHFTI-4

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—83.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—38.6%
Fannie Mae 15 Yr. Pool
3.000%, 05/01/27	31,925	$33,822
3.000%, 06/01/32	142,423	149,617
3.000%, 10/01/32	15,245	16,019
3.000%, 02/01/33	5,139,332	5,403,032
3.000%, 03/01/33	803,965	845,292
3.000%, 04/01/33	633,933	666,384
3.000%, 05/01/33	347,187	365,304
3.000%, 06/01/33	120,106	126,164
3.000%, 07/01/33	870,771	914,867
3.000%, 08/01/33	2,981,774	3,132,156
3.000%, 10/01/33	678,441	712,679
3.000%, 11/01/33	467,649	491,234
3.000%, 12/01/33	233,663	245,447
3.000%, 01/01/34	414,256	435,148
3.000%, 02/01/34	403,145	423,477
3.000%, 03/01/34	1,019,266	1,070,671
3.000%, 05/01/34	529,451	556,153
4.500%, 12/01/23	3,625	3,818
4.500%, 11/01/25	384,532	410,092
5.000%, 03/01/23	3,336	3,506
Fannie Mae 20 Yr. Pool
3.500%, 07/01/32	2,385,487	2,550,047
3.500%, 01/01/34	1,529,484	1,636,049
4.000%, 11/01/31	934,279	1,005,881
4.000%, 08/01/32	741,059	797,597
Fannie Mae 30 Yr. Pool
3.000%, 09/01/42	1,818,837	1,948,520
3.000%, 10/01/42	1,645,596	1,762,931
3.000%, 11/01/42	2,860,959	3,064,966
3.000%, 08/01/46	1,803,121	1,907,718
3.000%, 09/01/46	861,415	911,247
3.000%, 10/01/46	348,701	370,286
3.000%, 11/01/46	447,448	473,372
3.000%, 07/01/49	270,067	286,545
3.000%, 09/01/49	2,603,768	2,763,486
3.000%, 03/01/50	796,018	857,786
3.500%, 11/01/42	2,866,275	3,102,526
3.500%, 04/01/46	2,779,706	2,988,477
3.500%, 11/01/46	532,296	569,194
3.500%, 07/01/47	2,283,371	2,453,740
3.500%, 12/01/47	6,377,402	6,902,422
3.500%, 08/01/48	1,600,000	1,708,992
3.500%, 11/01/48	1,021,973	1,084,048
3.500%, 02/01/50	482,976	513,441
3.500%, 04/01/50	492,750	524,604
4.000%, 10/01/39	97,443	106,879
4.000%, 11/01/40	3,844,225	4,219,193
4.000%, 01/01/42	278,949	306,330
4.000%, 04/01/42	383,805	421,530
4.000%, 09/01/42	1,996,799	2,192,170
4.000%, 10/01/42	400,011	433,898
4.000%, 11/01/42	123,344	130,820
4.000%, 04/01/43	237,638	257,855
4.000%, 06/01/43	181,960	193,778
4.000%, 08/01/43	384,197	421,903

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/43	1,492,631	1,636,770
4.000%, 10/01/43	276,358	305,473
4.000%, 02/01/44	93,776	102,956
4.000%, 04/01/44	135,657	148,141
4.000%, 02/01/45	170,397	183,384
4.000%, 06/01/45	66,987	73,512
4.000%, 12/01/45	796,156	861,638
4.000%, 03/01/46	198,556	214,158
4.000%, 05/01/46	70,728	75,694
4.000%, 09/01/47	38,368	40,935
4.000%, 11/01/47	54,818	58,527
4.000%, 03/01/48	395,159	420,650
4.000%, 05/01/48	1,252,929	1,357,998
4.500%, 12/01/40	1,396,855	1,549,692
4.500%, 08/01/41	124,507	138,130
4.500%, 11/01/41	814,530	906,825
4.500%, 12/01/43	223,995	249,312
4.500%, 10/01/44	1,372,285	1,518,067
4.500%, 02/01/45	487,859	541,461
4.500%, 03/01/46	222,670	247,518
4.500%, 10/01/48	560,432	602,480
4.500%, 11/01/48	172,910	185,768
4.500%, 12/01/48	4,379,397	4,779,174
4.500%, 07/01/49	356,976	385,599
4.500%, 01/01/50	749,967	809,648
5.000%, 04/01/41	17,583	19,240
5.000%, 06/01/41	30,678	34,765
5.000%, 08/01/41	44,859	49,648
5.000%, 08/01/48	197,532	215,846
5.000%, 11/01/48	607,944	664,312
5.000%, 12/01/49	91,553	99,869
5.500%, 12/01/39	502,603	575,151
5.500%, 04/01/40	549,156	625,413
5.500%, 06/01/40	60,727	68,565
5.500%, 05/01/41	202,735	230,888
5.500%, 06/01/41	325,836	366,491
5.500%, 07/01/41	386,280	434,898
5.500%, 12/01/41	694,654	784,719
5.500%, 02/01/42	1,503,118	1,701,097
5.500%, 05/01/44	393,807	444,460
6.000%, 01/01/34	65,247	76,091
6.000%, 08/01/34	101,846	118,776
6.000%, 10/01/34	108,865	127,027
6.000%, 11/01/34	80,470	93,864
6.000%, 01/01/35	84,699	96,678
6.000%, 04/01/35	156,289	182,288
6.000%, 06/01/36	257,376	300,330
6.000%, 05/01/37	348,324	406,451
6.000%, 09/01/37	21,269	24,955
6.000%, 10/01/37	278,973	327,053
6.000%, 01/01/38	278,076	326,487
6.000%, 03/01/38	94,359	110,938
6.000%, 07/01/38	57,721	67,861
6.000%, 01/01/40	275,459	323,857
6.000%, 05/01/40	380,220	447,019

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 07/01/41	350,611	$409,112
6.000%, 01/01/42	30,802	35,318
6.500%, 07/01/32	68,511	80,037
6.500%, 12/01/32	21,004	24,684
6.500%, 07/01/35	24,319	28,412
6.500%, 12/01/35	215,107	254,513
6.500%, 08/01/36	356,645	423,366
Fannie Mae ARM Pool
3.051%, 12M LIBOR + 1.700%, 06/01/42 (a)	29,607	30,895
3.825%, 12M LIBOR + 1.818%, 02/01/42 (a)	89,699	93,010
3.888%, 12M LIBOR + 1.830%, 10/01/41 (a)	13,250	13,872
4.068%, 12M LIBOR + 1.818%, 09/01/41 (a)	13,345	13,928
4.270%, 12M LIBOR + 1.818%, 07/01/41 (a)	24,042	25,184
4.501%, 12M LIBOR + 1.800%, 07/01/41 (a)	30,947	32,253
Fannie Mae Grantor Trust 2.898%, 06/25/27	10,401,978	11,449,044
Fannie Mae Pool
3.000%, 08/01/27	86,625	91,468
3.000%, 10/01/27	145,243	153,381
3.000%, 11/01/27	47,136	49,769
3.000%, 12/01/27	70,740	74,692
3.000%, 01/01/28	69,692	73,600
3.000%, 02/01/28	66,110	69,816
3.000%, 03/01/28	67,444	71,226
3.000%, 04/01/28	66,660	70,398
3.000%, 05/01/28	72,002	76,038
3.000%, 06/01/28	73,469	77,560
3.000%, 07/01/28	66,007	69,683
3.000%, 08/01/28	75,699	79,917
3.000%, 09/01/28	77,901	82,229
3.000%, 01/01/29	71,258	75,211
3.000%, 03/01/29	72,848	76,887
3.500%, 09/01/32	2,445,130	2,620,972
3.500%, 10/01/56	1,882,836	2,050,234
6.500%, 08/01/39	1,164,506	1,367,228
6.556%, 02/01/39	137,259	153,058
Fannie Mae REMICS (CMO)
1.105%, 1M LIBOR + 0.920%, 03/25/36 (a)	281,912	287,349
1.115%, 1M LIBOR + 0.930%, 06/25/36 (a)	430,703	438,500
1.750%, 06/25/42	197,167	201,073
1.750%, 01/25/43	184,382	187,659
3.000%, 05/25/46	3,522,047	3,802,905
4.250%, 03/25/42	1,631,317	1,810,495
4.500%, 12/25/40	143,038	160,031
4.750%, 01/25/41	344,870	387,398
5.000%, 12/25/23	84,275	88,169
5.000%, 12/25/34	215,302	245,713
5.000%, 03/25/35	179,793	205,336
5.000%, 08/25/39	273,981	312,542
5.000%, 02/25/41	198,966	223,439
5.500%, 06/25/35	76,411	82,197
5.500%, 08/25/35	862,959	990,054
6.000%, 06/25/45 (b)	490,881	89,731
6.366%, -1 x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	300,981	32,949

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	531,736	571,197
3.000%, 02/01/32	15,868	16,696
3.000%, 03/01/33	2,643,742	2,779,793
3.000%, 09/01/33	350,149	367,893
3.000%, 03/01/34	262,583	275,927
6.000%, 01/01/24	86,788	91,361
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	1,600,521	1,705,519
3.500%, 03/01/32	906,063	969,510
3.500%, 06/01/32	2,437,953	2,608,840
3.500%, 07/01/32	852,305	911,384
3.500%, 02/01/34	3,488,766	3,732,828
4.000%, 06/01/33	971,217	1,045,542
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	140,190	152,890
3.000%, 01/01/43	167,327	181,654
3.000%, 02/01/43	844,052	916,905
3.000%, 03/01/43	8,727,281	9,352,785
3.000%, 06/01/43	2,753,367	2,949,138
3.000%, 01/01/47	980,888	1,037,105
3.000%, 09/01/48	825,670	892,082
3.500%, 04/01/40	255,777	276,774
3.500%, 05/01/40	328,172	355,164
3.500%, 06/01/40	508,372	547,072
3.500%, 07/01/40	111,536	120,689
3.500%, 08/01/40	235,552	254,805
3.500%, 09/01/40	167,146	178,485
3.500%, 10/01/40	144,876	156,180
3.500%, 11/01/40	126,298	134,865
3.500%, 12/01/40	195,415	211,435
3.500%, 04/01/42	548,342	604,226
3.500%, 07/01/42	109,047	118,582
3.500%, 08/01/42	46,504	50,282
3.500%, 09/01/42	242,422	259,880
3.500%, 10/01/42	1,333,472	1,449,782
3.500%, 01/01/43	564,869	611,626
3.500%, 02/01/43	248,714	270,087
3.500%, 04/01/43	4,642,736	5,027,377
3.500%, 05/01/43	381,590	413,182
3.500%, 11/01/44	458,109	491,290
3.500%, 02/01/45	12,116	13,173
3.500%, 06/01/45	14,703	15,986
3.500%, 11/01/45	3,932,945	4,275,486
3.500%, 01/01/46	493,257	527,695
3.500%, 02/01/46	504,243	534,364
3.500%, 05/01/46	1,230,940	1,345,951
3.500%, 06/01/46	293,268	309,153
3.500%, 07/01/46	1,539,667	1,656,037
3.500%, 08/01/46	192,615	203,253
3.500%, 09/01/46	822,732	893,904
3.500%, 01/01/47	2,059,009	2,182,766
3.500%, 02/01/47	2,540,295	2,681,092
3.500%, 07/01/47	967,798	1,023,674
3.500%, 11/01/47	166,774	177,438
3.500%, 12/01/47	667,017	706,283

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.500%, 02/01/48	246,071	$260,245
3.500%, 04/01/48	825,142	872,673
4.000%, 11/01/41	8,882	9,746
4.000%, 09/01/42	2,908,334	3,193,874
4.000%, 10/01/42	57,116	62,340
4.000%, 11/01/42	379,514	416,971
4.000%, 12/01/42	160,752	176,308
4.000%, 01/01/43	23,446	25,240
4.000%, 02/01/43	209,596	230,229
4.000%, 03/01/43	97,248	106,821
4.000%, 04/01/43	28,203	30,978
4.000%, 05/01/43	381,285	418,339
4.000%, 06/01/43	31,793	34,609
4.000%, 07/01/43	322,517	353,617
4.000%, 08/01/43	261,253	286,327
4.000%, 09/01/43	447,009	491,021
4.000%, 10/01/43	410,509	450,412
4.000%, 11/01/43	21,105	22,720
4.000%, 01/01/44	425,429	463,943
4.000%, 02/01/44	56,928	61,563
4.000%, 03/01/44	59,753	65,274
4.000%, 04/01/44	47,186	51,100
4.000%, 07/01/44	654,260	717,615
4.000%, 12/01/44	7,733	8,196
4.000%, 01/01/45	395,078	428,176
4.000%, 02/01/45	452,481	496,903
4.000%, 05/01/45	842,187	923,931
4.000%, 12/01/45	458,812	496,933
4.000%, 07/01/47	3,522,554	3,772,520
4.000%, 11/01/47	744,056	791,537
4.000%, 12/01/47	1,397,236	1,485,735
4.000%, 01/01/48	316,036	336,028
4.000%, 02/01/48	314,755	334,894
4.000%, 05/01/48	729,548	790,801
4.500%, 05/01/39	83,636	93,057
4.500%, 07/01/40	1,617,414	1,797,570
4.500%, 09/01/40	752,451	837,159
4.500%, 02/01/41	67,035	74,600
4.500%, 08/01/41	584,039	641,212
4.500%, 09/01/41	85,347	95,730
4.500%, 10/01/41	152,948	171,560
4.500%, 02/01/44	34,005	37,591
4.500%, 10/01/48	145,240	156,134
5.000%, 01/01/35	138,805	159,184
5.000%, 05/01/35	72,249	82,904
5.000%, 07/01/35	928,686	1,065,949
5.000%, 11/01/35	967,829	1,111,309
5.000%, 06/01/41	1,552,909	1,791,135
5.000%, 07/01/41	285,752	323,187
5.500%, 03/01/34	1,020,576	1,170,430
5.500%, 07/01/35	701,475	803,611
Freddie Mac 30 Yr. Pool
3.000%, 07/01/49	446,012	470,627
3.000%, 09/01/49	3,332,948	3,595,788
3.000%, 10/01/49	754,657	796,307

Agency Sponsored Mortgage-Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 03/01/50	1,069,663	1,132,294
5.000%, 03/01/50	1,707,895	1,864,411
Freddie Mac ARM Non-Gold Pool
3.068%, 12M LIBOR + 1.910%, 05/01/41 (a)	26,905	28,261
3.274%, 12M LIBOR + 1.910%, 05/01/41 (a)	36,702	38,596
3.636%, 12M LIBOR + 1.910%, 06/01/41 (a)	40,837	42,943
3.719%, 12M LIBOR + 1.880%, 04/01/41 (a)	8,805	9,190
3.755%, 12M LIBOR + 1.750%, 12/01/40 (a)	546,791	571,083
3.838%, 12M LIBOR + 1.880%, 10/01/41 (a)	204,946	215,088
4.008%, 12M LIBOR + 1.750%, 09/01/41 (a)	210,784	219,522
4.130%, 12M LIBOR + 1.880%, 09/01/41 (a)	19,199	19,859
4.219%, 12M LIBOR + 1.871%, 10/01/42 (a)	100,408	105,202
4.660%, 12M LIBOR + 1.910%, 06/01/41 (a)	17,973	18,584
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	4,900,000	5,037,583
3.750%, 11/25/29	186,798	213,584
3.750%, 11/25/32	1,000,000	1,207,426
3.974%, 01/25/21 (a)	17,735,052	17,925,198
3.990%, 05/25/33 (a)	3,650,000	4,515,562
4.084%, 11/25/20 (a)	914,392	922,029
Freddie Mac REMICS (CMO)
0.585%, 1M LIBOR + 0.400%, 03/15/34 (a)	264,810	264,843
1.085%, 1M LIBOR + 0.900%, 02/15/33 (a)	151,847	154,477
1.750%, 06/15/42	148,064	150,723
3.500%, 11/15/31	1,510,350	1,638,633
4.000%, 01/15/41	10,627,898	11,605,067
4.250%, 03/15/40	1,357,663	1,384,179
4.500%, 12/15/26	1,299,800	1,363,696
4.500%, 02/15/41	25,337	27,857
5.000%, 10/15/34	266,925	304,829
5.000%, 12/15/37	84,595	95,326
5.000%, 03/15/41	500,000	573,857
5.000%, 04/15/41	825,956	1,007,176
5.000%, 05/15/41	926,718	1,154,431
5.500%, 05/15/34	1,477,727	1,712,035
5.500%, 11/15/36	550,156	632,679
5.500%, 06/15/41	3,302,878	3,784,702
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	457,814	485,663
3.000%, 04/15/43	147,491	156,350
3.000%, 05/15/43	153,202	162,076
3.000%, 01/15/45	66,851	70,721
3.000%, 02/15/45	101,547	107,411
3.000%, 03/15/45	611,496	646,943
3.000%, 05/15/45	37,194	39,346
3.000%, 06/15/45	60,504	63,961
3.000%, 07/15/45	325,976	344,548
3.500%, 11/15/41	218,786	237,149
3.500%, 02/15/42	193,206	209,425
3.500%, 03/15/42	219,408	236,587
3.500%, 05/15/42	623,979	669,475
3.500%, 06/15/42	450,274	480,699
3.500%, 05/15/50	399,406	429,662
4.000%, 09/15/40	1,206,471	1,324,992
4.000%, 10/15/40	89,198	96,941

See accompanying notes to financial statements.

BHFTI-7

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
4.000%, 03/15/41	494,944	$539,026
4.000%, 06/15/41	20,193	21,761
4.000%, 09/15/41	142,245	156,043
4.000%, 10/15/41	596,783	660,915
4.000%, 11/15/41	169,446	185,895
4.000%, 12/15/41	508,697	563,140
4.000%, 01/15/42	25,969	28,234
4.000%, 02/15/42	29,341	32,235
4.000%, 03/15/42	129,816	141,981
4.000%, 11/15/42	18,622	19,969
4.000%, 01/15/43	43,947	47,913
4.000%, 03/15/50	99,592	105,424
4.500%, 08/15/39	1,315,998	1,483,591
4.500%, 06/15/40	399,655	445,042
4.500%, 07/15/40	87,188	97,045
4.500%, 03/15/41	468,886	522,660
4.500%, 04/15/41	38,492	42,860
5.000%, 03/15/39	51,743	59,144
5.000%, 07/15/39	87,433	99,830
5.000%, 08/15/39	96,091	109,804
5.000%, 09/15/39	65,719	75,129
5.000%, 04/15/40	33,145	37,410
5.000%, 08/15/40	133,649	152,586
5.000%, 04/15/41	98,427	111,272
5.000%, 09/15/41	65,257	74,598
5.500%, 10/15/39	14,686	17,148
6.000%, 06/15/36	650,952	774,792
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (c)	500,000	526,113
3.000%, 12/20/42	914,423	982,095
3.000%, 03/20/43	831,705	895,180
3.000%, 11/20/46	13,270,495	14,101,195
3.000%, 01/20/48	2,183,175	2,315,766
3.500%, 12/20/42	344,412	374,470
3.500%, 07/20/45	4,037,911	4,323,745
3.500%, 12/20/45	6,559,313	7,023,741
3.500%, 05/20/46	1,727,297	1,859,269
3.500%, 06/20/46	4,772,695	5,128,539
3.500%, 11/20/47	451,388	480,214
3.500%, 10/20/48	1,723,787	1,827,674
4.000%, 09/20/39	128,645	141,891
4.000%, 10/20/40	16,302	17,970
4.000%, 11/20/40	1,127,943	1,243,321
4.000%, 10/20/41	1,404,687	1,548,514
4.000%, 11/20/41	529,134	583,414
4.000%, 04/20/42	687,834	758,448
4.000%, 06/20/42	51,058	56,234
4.000%, 10/20/44	1,317,419	1,435,143
4.000%, 11/20/44	1,339,636	1,458,837
4.000%, 12/20/44	74,093	80,673
4.000%, 03/20/50	99,595	108,990
4.000%, 04/20/50	797,774	864,938
4.500%, 02/20/40	118,661	130,245
4.500%, 09/20/40	12,974	14,241
4.500%, 05/20/48	1,584,814	1,709,565

Agency Sponsored Mortgage-Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.500%, 08/20/48	2,055,394	2,198,906
4.500%, 09/20/48	1,420,084	1,529,334
4.500%, 10/20/48	2,050,441	2,206,897
4.500%, 01/20/49	343,131	366,481
4.500%, 02/20/50	783,462	836,965
4.500%, 03/20/50	494,414	528,152
5.000%, 10/20/48	86,512	94,615
Ginnie Mae II Pool
4.630%, 12/20/61 (a)	100,426	106,096
5.196%, 01/20/62 (a)	5,944	6,061
5.470%, 08/20/59 (a)	1,855	1,933
Government National Mortgage Association (CMO)
0.440%, 1M LIBOR + 0.250%, 10/20/47 (a)	1,021,809	1,017,346
0.490%, 1M LIBOR + 0.300%, 05/20/48 (a)	1,205,537	1,202,482
0.490%, 1M LIBOR + 0.300%, 06/20/48 (a)	1,431,775	1,428,170
0.520%, 1Y H15 + 0.350%, 08/20/66 (a)	4,069,023	4,028,171
0.603%, 1M LIBOR + 0.300%, 08/20/60 (a)	136,687	135,865
0.603%, 1M LIBOR + 0.300%, 09/20/60 (a)	169,020	167,967
0.670%, 1M LIBOR + 0.480%, 01/20/38 (a)	30,178	30,256
0.670%, 1Y H15 + 0.500%, 05/20/66 (a)	4,295,145	4,266,278
0.690%, 1M LIBOR + 0.500%, 07/20/37 (a)	118,413	118,716
0.725%, 1M LIBOR + 0.530%, 12/16/39 (a)	111,629	111,971
0.771%, 1M LIBOR + 0.330%, 07/20/60 (a)	187,263	186,179
0.793%, 1M LIBOR + 0.490%, 02/20/61 (a)	176,076	175,946
0.795%, 1M LIBOR + 0.600%, 11/16/39 (a)	150,029	150,856
0.803%, 1M LIBOR + 0.500%, 12/20/60 (a)	357,687	357,421
0.803%, 1M LIBOR + 0.500%, 02/20/61 (a)	50,519	50,492
0.803%, 1M LIBOR + 0.500%, 04/20/61 (a)	119,781	119,686
0.803%, 1M LIBOR + 0.500%, 05/20/61 (a)	263,019	262,805
0.833%, 1M LIBOR + 0.530%, 06/20/61 (a)	158,008	157,997
0.903%, 1M LIBOR + 0.600%, 10/20/61 (a)	562,304	563,186
0.933%, 1M LIBOR + 0.630%, 01/20/62 (a)	594,826	596,172
0.933%, 1M LIBOR + 0.630%, 03/20/62 (a)	379,455	380,098
0.953%, 1M LIBOR + 0.650%, 05/20/61 (a)	22,253	22,301
0.953%, 1M LIBOR + 0.650%, 11/20/65 (a)	53,546	53,559
1.003%, 1M LIBOR + 0.700%, 11/20/61 (a)	563,072	565,287
1.003%, 1M LIBOR + 0.700%, 01/20/62 (a)	390,656	392,150
1.650%, 01/20/63	89,659	89,888
1.750%, 03/20/63	771,779	773,165
2.500%, 11/20/46	197,811	207,884
2.500%, 06/20/63	379,557	379,341
2.500%, 05/20/65	359,991	360,746
2.500%, 06/20/65	84,073	84,231
2.750%, 02/20/64	2,761,006	2,856,252
2.750%, 05/20/64	1,103,998	1,128,861
3.000%, 03/20/63	589,994	594,606
3.250%, 08/20/68	3,812,446	4,140,698
3.500%, 11/20/36 (b)	64,188	1,499
3.500%, 09/20/63	675,633	684,344
4.000%, 12/20/40	3,055,713	3,420,577
4.500%, 05/16/40	80,000	87,385
4.500%, 05/20/40 (b)	14,470	514
4.500%, 12/20/40	2,050,548	2,366,213
5.000%, 12/20/39	4,571,084	5,231,511
5.000%, 03/20/40	3,190,000	3,641,560

See accompanying notes to financial statements.

BHFTI-8

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—(Continued)
Government National Mortgage Association (CMO)
5.010%, 09/20/60 (a)	10,343	$11,401
5.150%, 08/20/60	2,532	2,590
5.500%, 04/20/34	182,112	231,949
5.910%, -1 x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	155,340	28,905
8.413%, -1.33 x 1M LIBOR + 8.667%, 04/20/39 (a)	209,838	216,458
8.547%, -1.33 x 1M LIBOR + 8.800%, 08/20/39 (a)	836,357	859,329
Uniform Mortgage-Backed Securities
2.000%, TBA (c)	5,900,000	6,049,652
2.500%, TBA (c)	300,000	312,621

		394,511,668

Federal Agencies—27.4%
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	20,000,000	20,451,470
1.480%, 03/10/26	10,000,000	10,010,288
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	17,600,707
3.250%, 11/16/28 (d)	10,000,000	11,914,025
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	8,861,463
Zero Coupon, 09/15/36	10,000,000	7,598,952
Zero Coupon, 12/15/36	45,000,000	33,972,765
0.375%, 05/05/23	8,000,000	8,020,781
6.250%, 07/15/32 (d)	7,568,000	11,887,488
6.750%, 03/15/31	481,000	756,801
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	8,700,221
0.250%, 05/22/23	12,000,000	11,987,695
0.500%, 06/17/25	8,000,000	8,003,506
0.625%, 04/22/25	5,000,000	5,040,921
1.500%, 11/30/20	2,000	2,011
6.625%, 11/15/30	1,430,000	2,211,652
Freddie Mac Strips Zero Coupon, 07/15/32	15,000,000	12,584,504
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	14,638,000	12,939,815
Zero Coupon, 04/15/30	35,000,000	30,839,747
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	5,065,464
2.875%, 09/15/24	7,050,000	7,779,242
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	7,664,657
Zero Coupon, 01/15/34	12,669,000	9,937,783
United States Department of Housing and Urban Development 2.738%, 08/01/25	5,000,000	5,542,575
United States International Development Finance Corp.
1.110%, 05/15/29	6,000,000	6,097,020
1.920%, 12/15/32	10,000,000	10,569,900
2.870%, 02/15/35	3,485,930	3,874,193

		279,915,646

U.S. Treasury—17.0%
U.S. Treasury Bonds
3.000%, 02/15/48	52,000,000	71,156,719

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.625%, 02/15/44	8,000,000	11,706,875
4.375%, 11/15/39	8,000,000	12,576,562
U.S. Treasury Inflation Indexed Bonds
0.250%, 02/15/50 (e)	2,992,440	3,359,715
1.000%, 02/15/48 (e)	2,911,832	3,852,434
1.375%, 02/15/44 (e)	28,609,100	39,059,817
U.S. Treasury Notes
0.250%, 06/30/25	40,000	39,925
1.500%, 02/15/30 (d)	5,000,000	5,404,492
2.250%, 11/15/25	13,000,000	14,322,852
2.500%, 01/31/21	3,000,000	3,040,781
2.625%, 01/31/26	8,290,000	9,327,869

		173,848,041

Total U.S. Treasury & Government Agencies (Cost $792,782,717)		848,275,355

Foreign Government—9.1%

Sovereign—9.1%
Abu Dhabi Government International Bonds
3.125%, 10/11/27 (144A) (d)	2,860,000	3,124,550
3.125%, 09/30/49 (144A)	10,000,000	10,412,500
Colombia Government International Bonds
3.125%, 04/15/31	2,870,000	2,845,634
4.500%, 03/15/29	1,970,000	2,160,223
Hashemite Kingdom of Jordan Government AID Bond 3.000%, 06/30/25	10,389,000	11,521,369
Indonesia Government International Bond 4.750%, 02/11/29	4,410,000	5,109,113
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	16,103,298
5.500%, 12/04/23	8,920,000	10,427,462
5.500%, 04/26/24	1,900,000	2,255,784
5.500%, 09/18/33	1,100,000	1,641,112
Mexico Government International Bond 4.500%, 04/22/29 (d)	4,650,000	5,056,875
Panama Government International Bonds
3.750%, 03/16/25	2,780,000	3,006,570
4.125%, 08/25/27 (d)	2,620,000	3,010,406
4.500%, 04/01/56	750,000	917,633
Poland Government International Bond 3.250%, 04/06/26	2,820,000	3,159,302
Qatar Government International Bond 4.000%, 03/14/29 (144A)	2,740,000	3,150,677
Ukraine Government AID Bond 1.471%, 09/29/21	9,388,000	9,526,717

Total Foreign Government (Cost $92,285,978)		93,429,225

See accompanying notes to financial statements.

BHFTI-9

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Asset-Backed Securities—2.1%

Security Description	Principal Amount*	Value

Asset-Backed - Other—0.5%
Dell Equipment Finance Trust 3.180%, 06/22/23 (144A)	476,029	$479,816
Kubota Credit Owner Trust 3.100%, 08/15/22 (144A)	4,235,674	4,299,006

		4,778,822

Asset-Backed - Student Loan—1.6%
Navient Student Loan Trust 0.785%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	3,440,400	3,426,367
Northstar Education Finance, Inc. 1.117%, 3M LIBOR + 0.230%, 07/28/21 (a)	187,936	187,842
SLM Student Loan Trust 1.461%, 3M LIBOR + 0.470%, 01/26/26 (a)	12,616,022	12,529,431

		16,143,640

Total Asset-Backed Securities (Cost $20,988,817)		20,922,462

Corporate Bonds & Notes—1.5%

Diversified Financial Services—0.6%
Private Export Funding Corp. 4.300%, 12/15/21	6,000,000	6,331,226

Sovereign—0.9%
National Credit Union Administration Guaranteed Notes Trust 3.450%, 06/12/21	8,645,000	8,895,698

Total Corporate Bonds & Notes (Cost $16,501,600)		15,226,924

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,823,464	1,983,762

Total Mortgage-Backed Securities (Cost $1,814,431)		1,983,762

Short-Term Investments—4.4%

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 06/30/20 at 0.000%, due on 07/01/20 with a maturity value of $10,633,835; collateralized by U.S. Treasury Note at 1.750%, maturing 06/30/24, with a market value of $10,846,606.	10,633,835	10,633,835

U.S. Treasury—3.4%
U.S. Treasury Bill 0.089%, 07/14/20 (f)	35,000,000	34,998,657

Total Short-Term Investments (Cost $45,632,704)		45,632,492

Securities Lending Reinvestments (g)—2.9%
Security Description	Principal Amount*	Value

Repurchase Agreements—1.9%
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $1,000,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.304% - 3.000%, maturity dates ranging from 08/31/21 - 02/15/49, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
Repurchase Agreement dated 06/30/20 at 0.100%, due on 07/01/20 with a maturity value of $500,001; collateralized by U.S. Treasury Obligations at 0.625%, maturing 02/15/43, and an aggregate market value of $510,000.	500,000	500,000
Deutsche Bank AG, London
Repurchase Agreement dated 06/30/20 at 0.220%, due on 07/01/20 with a maturity value of $200,001; collateralized by Government Agency and Foreign Obligations with rates ranging from 0.000% - 2.750%, maturity dates ranging from 10/01/20 - 08/28/34, and an aggregate market value of $204,001.	200,000	200,000
Repurchase Agreement dated 06/30/20 at 0.330%, due on 07/01/20 with a maturity value of $1,900,017; collateralized by U.S. Treasury Obligations at 2.125%, maturing 09/30/21, and various Common Stock with an aggregate market value of $2,111,287.	1,900,000	1,900,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 06/30/20 at 0.050%, due on 07/01/20 with a maturity value of $5,021,105; collateralized by U.S. Treasury Obligations at 0.500%, maturing 05/31/27, and an aggregate market value of $5,121,520.	5,021,098	5,021,098
National Bank of Canada
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,000,012; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $2,212,217.	2,000,000	2,000,000
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $3,400,020; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 01/15/22 - 11/15/44, and various Common Stock with an aggregate market value of $3,760,770.	3,400,000	3,400,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 06/30/20 at 0.230%, due on 07/01/20 with a maturity value of $1,400,009; collateralized by various Common Stock with an aggregate market value of $1,555,811.	1,400,000	1,400,000
Repurchase Agreement dated 06/30/20 at 0.260%, due on 07/07/20 with a maturity value of $500,025; collateralized by various Common Stock with an aggregate market value of $555,667.	500,000	500,000
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.210%, due on 07/01/20 with a maturity value of $2,800,016; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various common stock with an aggregate market value of $3,111,409.	2,800,000	2,800,000

See accompanying notes to financial statements.

BHFTI-10

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 06/30/20 at 0.240%, due on 07/07/20 with a maturity value of $500,023; collateralized by U.S. Treasury Obligations at 1.125%, maturing 02/28/22, and various common stock with an aggregate market value of $555,609.	500,000	$500,000

		19,221,098

Mutual Funds—1.0%
BlackRock Liquidity Funds, Institutional Shares 0.100% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 0.100% (h)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.100% (h)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.150% (h)	500,000	500,000
HSBC U.S. Government Money Market Fund, Intermediary Class 0.070% (h)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.050% (h)	500,000	500,000
SSgA Institutional U.S. Government Money Market Fund, Premier Class 0.120% (h)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 0.100% (h)	500,000	500,000
Wells Fargo Government Money Market Fund, Select Class 0.110% (h)	500,000	500,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 0.060% (h)	2,000,000	2,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $29,221,098)		29,221,098

Total Investments—103.2% (Cost $999,227,345)		1,054,691,318
Other assets and liabilities (net)—(3.2)%		(32,621,380)

Net Assets—100.0%		$1,022,069,938

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at June 30, 2020. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of June 30, 2020, the market value of securities loaned was $28,319,010 and the collateral received consisted of cash in the amount of $29,221,098. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(e)	Principal amount of security is adjusted for inflation.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of June 30, 2020.
(h)	The rate shown represents the annualized seven-day yield as of June 30, 2020.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2020, the market value of 144A securities was $24,892,916, which is 2.4% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Future	09/21/20	59	USD	10,535,188	$254,713

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	09/21/20	(580)	USD	(80,719,688)	(233,202)
U.S. Treasury Note 5 Year Futures	09/30/20	(149)	USD	(18,735,586)	(54,969)

Net Unrealized Depreciation					$(33,458)

See accompanying notes to financial statements.

BHFTI-11

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$848,275,355	$—	$848,275,355
Total Foreign Government*	—	93,429,225	—	93,429,225
Total Asset-Backed Securities*	—	20,922,462	—	20,922,462
Total Corporate Bonds & Notes*	—	15,226,924	—	15,226,924
Total Mortgage-Backed Securities*	—	1,983,762	—	1,983,762
Total Short-Term Investments*	—	45,632,492	—	45,632,492
Securities Lending Reinvestments
Repurchase Agreements	—	19,221,098	—	19,221,098
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	19,221,098	—	29,221,098
Total Investments	$10,000,000	$1,044,691,318	$—	$1,054,691,318

Collateral for Securities Loaned (Liability)	$—	$(29,221,098)	$—	$(29,221,098)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$254,713	$—	$—	$254,713
Futures Contracts (Unrealized Depreciation)	(288,171)	—	—	(288,171)
Total Futures Contracts	$(33,458)	$—	$—	$(33,458)

*	See Schedule of Investments for additional detailed categorizations.

See accompanying notes to financial statements.

BHFTI-12

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Investments at value (a) (b)	$1,054,691,318
Cash collateral for future contracts	340,020
Receivable for:
Investments sold	3,922,222
TBA securities sold	3,963,672
Fund shares sold	552,306
Interest	3,595,050
Variation margin on futures contracts	67,625

Total Assets	1,067,132,213
Liabilities
Collateral for securities loaned	29,221,098
Payables for:
Investments purchased	3,941,964
TBA securities purchased	10,787,633
Fund shares redeemed	258,496
Accrued Expenses:
Management fees	329,630
Distribution and service fees	208,535
Deferred trustees’ fees	133,603
Other expenses	181,316

Total Liabilities	45,062,275

Net Assets	$1,022,069,938

Net Assets Consist of:
Paid in surplus	$1,000,763,490
Distributable earnings (Accumulated losses)	21,306,448

Net Assets	$1,022,069,938

Net Assets
Class B	$1,022,069,938
Capital Shares Outstanding*
Class B	90,920,055
Net Asset Value, Offering Price and Redemption Price Per Share
Class B	$11.24

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of investments was $999,227,345.
(b)	Includes securities loaned at value of $28,319,010.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Interest	$10,816,116
Securities lending income	31,740

Total investment income	10,847,856
Expenses
Management fees	2,121,993
Administration fees	26,647
Custodian and accounting fees	70,865
Distribution and service fees—Class B	1,239,224
Audit and tax services	36,913
Legal	23,675
Trustees’ fees and expenses	13,815
Shareholder reporting	28,550
Insurance	3,530
Miscellaneous	7,212

Total expenses	3,572,424
Less management fee waiver	(165,107)

Net expenses	3,407,317

Net Investment Income	7,440,539

Net Realized and Unrealized Gain
Net realized gain (loss) on:
Investments	18,387,581
Futures contracts	(1,441,936)

Net realized gain	16,945,645

Net change in unrealized appreciation (depreciation) on:
Investments	46,041,047
Futures contracts	(35,416)

Net change in unrealized appreciation	46,005,631

Net realized and unrealized gain	62,951,276

Net Increase in Net Assets From Operations	$70,391,815

See accompanying notes to financial statements.

BHFTI-13

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$7,440,539	$18,294,063
Net realized gain	16,945,645	29,290,194
Net change in unrealized appreciation	46,005,631	20,316,346

Increase in net assets from operations	70,391,815	67,900,603

From Distributions to Shareholders
Class B	(24,057,567)	(26,176,308)

Total distributions	(24,057,567)	(26,176,308)

Increase (decrease) in net assets from capital share transactions	45,387,870	(71,749,886)

Total increase (decrease) in net assets	91,722,118	(30,025,591)

Net Assets
Beginning of period	930,347,820	960,373,411

End of period	$1,022,069,938	$930,347,820

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class B
Sales	11,639,645	$130,291,207	7,082,896	$74,951,683
Reinvestments	2,149,917	24,057,567	2,509,713	26,176,308
Redemptions	(9,666,138)	(108,960,904)	(16,367,962)	(172,877,877)

Net increase (decrease)	4,123,424	$45,387,870	(6,775,353)	$(71,749,886)

Increase (decrease) derived from capital shares transactions		$45,387,870		$(71,749,886)

See accompanying notes to financial statements.

BHFTI-14

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Financial Highlights

Selected per share data
	Class B
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.72		$10.26	$10.55	$10.51	$10.59	$10.80

Income (Loss) from Investment Operations
Net investment income (a)	0.08		0.20	0.20	0.19	0.18	0.17
Net realized and unrealized gain (loss)	0.71		0.55	(0.20)	0.08	(0.03)	(0.12)

Total income (loss) from investment operations	0.79		0.75	0.00	0.27	0.15	0.05

Less Distributions
Distributions from net investment income	(0.27)		(0.29)	(0.29)	(0.23)	(0.23)	(0.26)

Total distributions	(0.27)		(0.29)	(0.29)	(0.23)	(0.23)	(0.26)

Net Asset Value, End of Period	$11.24		$10.72	$10.26	$10.55	$10.51	$10.59

Total Return (%) (b)	7.39	(c)	7.49	(0.06)	2.60	1.32	0.43

Ratios/Supplemental Data
Gross ratio of expenses to average net assets (%)	0.72	(d)	0.73	0.72	0.71	0.70	0.70
Net ratio of expenses to average net assets (%) (e)	0.69	(d)	0.70	0.72	0.71	0.70	0.70
Ratio of net investment income to average net assets (%)	1.50	(d)	1.92	1.99	1.76	1.67	1.59
Portfolio turnover rate (%)	48	(c)(f)	196 (f)	240 (f)	187 (f)	216 (f)	214 (f)
Net assets, end of period (in millions)	$1,022.1		$930.3	$960.4	$1,087.1	$1,215.3	$1,217.7

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(c)	Periods less than one year are not computed on an annualized basis.
(d)	Computed on an annualized basis.
(e)	Includes the effects of management fee waivers (see Note 6 of the Notes to Financial Statements).
(f)	Includes mortgage dollar roll and TBA transactions; excluding these transactions the portfolio turnover rates would have been 36%, 114%, 69%, 111%, 116% and 117% for the six months ended June 30, 2020 and the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See accompanying notes to financial statements.

BHFTI-15

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is Western Asset Management Government Income Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class B shares are currently offered by the Portfolio.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946—Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Adviser (each a “pricing service”), pursuant to the authorization of and subject to general oversight by the Board. Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker-dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage- and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded over-the-counter (“OTC”) are generally valued based upon an interdealer bid and ask prices or prices provided by pricing service providers who use a series of

BHFTI-16

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of Brighthouse Investment Advisers. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities, or a combination of these and other methods.

Investment Transactions and Related Investment Income - Portfolio security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when notified. Interest income, which includes amortization of premium and accretion of discount on debt securities, is recorded on the accrual basis. Realized gains and losses on investments are determined on the identified cost basis, which is the same basis used for federal income tax purposes. Foreign income and foreign capital gains on some foreign securities may be subject to foreign taxes, which are accrued as applicable. These foreign taxes have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three fiscal years after the returns are filed. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

Inflation-Indexed Bonds - The Portfolio may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

BHFTI-17

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Stripped Securities - The Portfolio may invest in “stripped securities,” a term used collectively for certain structured fixed income securities. Stripped securities can be principal only securities (“POs”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IOs”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of stripped securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in stripped securities than for debt obligations of comparable maturities that currently pay interest. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup the initial investment in IOs.

Mortgage-Related and Other Asset-Backed Securities - The Portfolio may invest in mortgage-related or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by or payable from, mortgage loans on real property or other receivables. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolio to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

In one type of SMBS, one class receives all of the interest from the mortgage assets (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security until maturity. These adjustments are netted against payments received for the IOs and the net amount is included in interest income on the Statement of Operations of the Portfolio. Payments received for POs are treated as reductions to the cost and par value of the securities. Details of mortgage-related and other asset-backed securities held by the Portfolio are included in the Portfolio’s Schedule of Investments.

The Portfolio may invest a significant portion of its assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be negatively impacted by increased volatility of market prices and periods of illiquidity.

Mortgage Dollar Rolls - The Portfolio may enter into mortgage “dollar rolls” in which a Portfolio sells to-be-announced (“TBA”) mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. For the duration of the transaction, or roll period, the Portfolio foregoes principal (including prepayments of principal) and interest paid on the securities sold. Dollar rolls are accounted for as purchase and sale transactions; gain or loss is recognized at the commencement of the term of the dollar roll and each time the mortgage-backed security is rolled.

Mortgage dollar roll transactions involve the risk that the market value of the securities that the Portfolio is required to reacquire may be less than the agreed-upon repurchase price of those securities and that the investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities transferred or sold, as applicable, as part of the treasury or mortgage dollar roll.

TBA Purchase and Forward Sale Commitments - The Portfolio may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Portfolio’s other assets. TBA forward sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation and Fair Value Measurements”.

When-Issued and Delayed-Delivery Securities - The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Settlement of such transactions will occur beyond the customary settlement period. The Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the Portfolio is not entitled to any of the interest earned prior to settlement.

Upon making a commitment to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will hold liquid assets in a segregated account with the Portfolio’s Custodian, or set aside liquid assets in the Portfolio’s records, worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

BHFTI-18

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Repurchase Agreements - The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement (“MRA”), or Global Master Repurchase Agreement (“GMRA”), with selected commercial banks and broker-dealers, under which the Portfolio acquires securities as collateral and agrees to resell the securities at an agreed-upon time and at an agreed-upon price. The Portfolio, through the Custodian or a subcustodian, under a tri-party repurchase agreement, receives delivery of the underlying securities collateralizing any repurchase agreements. It is the Portfolio’s policy that the market value of the collateral be equal to at least 100% of the repurchase price in the case of a repurchase agreement of one-day duration and equal to at least 102% of the repurchase price in the case of all other repurchase agreements. In the event of default or failure by a party to perform an obligation in connection with any repurchase transaction, the MRA or GMRA gives the non-defaulting party the right to set-off claims and to apply property held by it in connection with any repurchase transaction against obligations owed to it.

At June 30, 2020, the Portfolio had direct investments in repurchase agreements with a gross value of $10,633,835. Additionally, the Portfolio invested cash collateral for loans of portfolio securities in repurchase agreements with a gross value of $19,221,098. The combined value of all repurchase agreements is included as part of investments at value on the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at June 30, 2020.

Securities Lending - The Portfolio may lend its portfolio securities to certain qualified brokers who borrow securities in order to complete certain securities transactions. By lending its portfolio securities, the Portfolio attempts to increase its net investment income through the receipt of income on collateral held from securities on loan. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Portfolio.

The Trust has entered into a Non-Custodial Securities Lending Agreement with JPMorgan Chase Bank, N.A. (the “Lending Agent”). Under the agreement, the Lending Agent is authorized to loan portfolio securities on the Portfolio’s behalf. In exchange, the Portfolio generally receives cash, U.S. Government securities, letters of credit, or other collateral deemed appropriate by the Adviser. The Portfolio receives collateral equal to at least 102% of the market value for loans secured by government securities or cash in the same currency as the loaned shares and 105% for all other loaned securities at each loan’s inception. Collateral representing at least 100% of the market value of the loaned securities is maintained for the duration of the loan. Any cash collateral received by the Portfolio is generally invested by the Lending Agent in short-term investments, which may include certificates of deposit, commercial paper, repurchase agreements, including repurchase agreements with respect to equity securities, time deposits, master demand notes and money market funds. The market value of investments made with cash collateral received are disclosed in the Schedule of Investments and the valuation techniques are described in Note 2. The value of the securities on loan may change each business day. If the market value of the collateral at the close of trading on a business day is less than 100% of the market value of the loaned securities at the close of trading on that day, the borrower is required to deliver, by the close of business on the following business day, an additional amount of collateral, so that the total amount of posted collateral is equal to at least 100% of the market value of all the loaned securities as of such preceding day. A portion of the income earned on the collateral is rebated to the borrower of the securities and the remainder is split between the Lending Agent and the Portfolio. On loans collateralized by U.S. government securities, a fee is received from the borrower and is allocated between the Portfolio and the Lending Agent.

Income received by the Portfolio in securities lending transactions during the six months ended June 30, 2020 is reflected as securities lending income on the Statement of Operations. The values of any securities loaned by the Portfolio and the related collateral at June 30, 2020 are disclosed in the footnotes to the Schedule of Investments. The value of the related collateral received by the Portfolio exceeded the value of the securities out on loan at June 30, 2020.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights in the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The Lending Agent shall indemnify the Portfolio in the case of default of any securities borrower, subject to the terms of the Non-Custodial Securities Lending Agreement.

The following table provides a breakdown of transactions accounted for as secured borrowings, the gross obligations by the type of collateral pledged, and the remaining contractual maturities of those transactions.

	Remaining Contractual Maturity of the Agreements As of June 30, 2020
	Overnight and Continuous	Up to 30 Days	31 - 90 Days	Greater than 90 days	Total
Securities Lending Transactions
Foreign Government	$(11,070,528)	$—	$—	$—	$(11,070,528)
U.S. Treasury & Government Agencies	(18,150,570)	—	—	—	(18,150,570)
Total Borrowings	$(29,221,098)	$—	$—	$—	$(29,221,098)
Gross amount of recognized liabilities for securities lending transactions					$(29,221,098)

BHFTI-19

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Investments in Derivative Instruments

Futures Contracts - The Portfolio may buy and sell futures contracts as a hedge, to maintain investment exposure to a target asset class or to enhance return. The Portfolio may be subject to fluctuations in equity prices, interest rates, commodity prices, and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Portfolio must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities, which is returned when the Portfolio’s obligations under the contract have been satisfied. If cash is deposited as the initial margin, it is shown as cash collateral on the Statement of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Portfolio depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and as a component of net change in unrealized appreciation/depreciation on the Statement of Operations. When the contract is closed or expires, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts (and related options) include the possibility that the market for these instruments may be illiquid and that a change in the value of the contract or option may not correlate perfectly with changes in the value of the underlying instrument. If futures contracts are exchange-traded, the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures contracts against default. For OTC futures, the Portfolio’s ability to terminate the positions may be more limited than in the case of exchange-traded positions and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

The following table summarizes the fair value of derivatives held by the Portfolio at June 30, 2020 by category of risk exposure:

	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets & Liabilities Location	Fair Value	Statement of Assets & Liabilities Location	Fair Value
Interest Rate	Unrealized appreciation on futures contracts (a)	$254,713	Unrealized depreciation on futures contracts (a)	$288,171

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following tables summarize the effect of derivative instruments on the Statement of Operations, classified by derivative type and category of risk exposure, for the six months ended June 30, 2020:

Statement of Operations Location—Net Realized Gain (Loss)	Interest Rate
Futures contracts	$(1,441,936)

Statement of Operations Location—Net Change in Unrealized Appreciation (Depreciation)	Interest Rate
Futures contracts	$(35,416)

For the six months ended June 30, 2020, the average notional par or face amount outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par or Face Amount‡
Futures contracts long	$10,155,727
Futures contracts short	(49,150,426)

‡	Averages are based on activity levels during the period for which the amounts are outstanding.

4. Certain Risks

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced

BHFTI-20

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Portfolio may be exposed to counterparty risk, or the risk that an entity with which the Portfolio has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Portfolio to credit and counterparty risk consist principally of cash due from counterparties and investments. The Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Subadviser may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Portfolio restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

Repurchase and reverse repurchase agreements are primarily executed under GMRAs or MRAs, which provide the rights to set-off. Each repurchase and reverse repurchase agreement is initially collateralized at the transaction level. In the event of default, the total market value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

Master Securities Forward Transaction Agreements (“MSFTA”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as TBA securities and delayed-delivery or secured borrowings transactions by and between the Portfolio and select counterparties. The MSFTA maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Cleared derivative transactions require posting of initial margin as determined by each relevant clearing agency, which is segregated at a broker account registered with the Commodities Futures Trading Commission, or the applicable regulator. In a cleared derivative transaction, the Portfolio’s counterparty is a clearinghouse rather than a bank or broker. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro-rata basis across all the clearing broker’s customers, potentially resulting in losses to the Portfolio. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared OTC derivatives.

LIBOR Replacement Risk: Many financial instruments use or may use a floating rate based on LIBOR, the offered rate at which major international banks can obtain wholesale, unsecured funding. LIBOR may be a significant factor in determining the Portfolio’s payment obligations under a derivative investment, the cost of financing to the Portfolio or an investment’s value or return to the Portfolio, and may be used in other ways that affect the Portfolio’s investment performance. In July 2017, the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain securities and transactions to a new benchmark, and neither the effect of the transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for instruments whose terms currently include LIBOR. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. Not all LIBOR-based instruments have provisions that contemplate a scenario where LIBOR is no longer available, and

BHFTI-21

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

there may be significant uncertainty regarding the effectiveness of any such provisions, resulting in prolonged adverse market conditions for the Portfolio. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021. There also remains uncertainty and risk regarding the willingness and ability of issuers to include enhanced provisions in new and existing contracts or instruments. All of the aforementioned may adversely affect the Portfolio’s performance or net asset value.

Additional risks associated with each type of investment are described above within the respective security type notes. The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Portfolio.

5. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investment securities, excluding short-term securities, for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$461,190,295	$5,241,461	$460,020,941	$10,180,874

Purchases and sales of mortgage dollar rolls and TBA transactions for the six months ended June 30, 2020 were as follows:

Purchases	Sales
$123,070,438	$116,818,074

6. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - Brighthouse Investment Advisers is the investment adviser to the Portfolio. The Trust has entered into an investment management agreement with Brighthouse Investment Advisers with respect to the Portfolio. For providing investment management services to the Portfolio, Brighthouse Investment Advisers receives monthly compensation at the following annual rates:

Management Fees earned by Brighthouse Investment Advisers for the six months ended June 30, 2020	% per annum	Average Daily Net Assets
$2,121,993	0.520%	First $100 million
	0.440%	$100 million to $500 million
	0.400%	Over $500 million

Brighthouse Investment Advisers has entered into an investment subadvisory agreement with respect to managing the Portfolio. Western Asset Management Company (the “Subadviser”) is compensated by Brighthouse Investment Advisers to provide subadvisory services for the Portfolio.

The subadvisory fee the Adviser pays to the Subadviser in connection with the investment management of the Portfolio is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios of the Brighthouse Funds Trust II that are managed by the Subadviser.

Management Fee Waiver - Pursuant to a management fee waiver agreement, the Adviser has agreed, for the period April 30, 2020 to April 30, 2021, to reduce its advisory fees set out above under “Investment Management Agreement” for each class of the Portfolio as follows:

% per annum reduction	Average Daily Net Assets
0.015%	$100 million to $500 million
0.010%	$1 billion to $2 billion
0.030%	Over $2 billion

An identical agreement was in place for the period April 29, 2019 to April 29, 2020. Amounts waived for the six months ended June 30, 2020 are included in the amount shown as a management fee waiver in the Statement of Operations.

Additionally, for the period April 30, 2020 to April 30, 2021, Brighthouse Investment Advisers has contractually agreed to waive a portion of the management fee reflecting the difference, if any, between the subadvisory fee payable by the Adviser to the Subadviser that was calculated based solely on the assets of the Portfolio and the fee that was calculated when the Portfolio’s assets were

BHFTI-22

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

aggregated with those of the Brighthouse Funds Trust II Western Asset Management U.S. Government Portfolio. Amounts waived for the six months ended June 30, 2020 are included in the amount shown as a management fee waiver in the Statement of Operations.

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,000,274,308

Gross unrealized appreciation	63,252,456
Gross unrealized depreciation	(8,079,121)

Net unrealized appreciation (depreciation)	$55,173,335

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$26,176,308	$27,908,378	$—	$—	$26,176,308	$27,908,378

BHFTI-23

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$23,788,113	$—	$1,966,171	$(50,643,346)	$(24,889,062)

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had accumulated short-term capital losses of $13,333,584 and accumulated long-term capital losses of $37,309,762.

During the year ended December 31, 2019, the Portfolio utilized accumulated short-term capital losses of $20,844,894.

9. Recent Accounting Pronouncement

In March 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of the ASU on the Portfolio’s financial statements.

BHFTI-24

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-25

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Board of Trustees’ Consideration of New Sub-Advisory Agreements

At a meeting held on May 20-21, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Brighthouse Funds Trust I and Brighthouse Funds II (the “Trusts”), including a majority of the Trustees who are not “interested persons” of the Trusts (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved new sub-advisory agreements (the “New Sub-Advisory Agreements”) between Brighthouse Investment Advisers, LLC (the “Adviser” or “BIA”) and Western Asset Management Company, LLC (“Western”) for the Western Asset Management Strategic Bond Opportunities Portfolio, Western Asset Management U.S. Government Portfolio, and Western Asset Management Government Income Portfolio, each a series of the Trusts (individually, a “Portfolio” and together, the “Portfolios”). BIA informed the Board that the acquisition of Legg Mason, Inc. (“Legg Mason”), the parent company of Western, by Franklin Resources, Inc. (“Franklin”), pursuant to an agreement reached between Legg Mason and Franklin (the “Transaction”), would result in a change of control of Legg Mason, which would result in the termination of the existing sub-advisory agreements (the “Current Sub-Advisory Agreements”) between the BIA and Western. The Board was informed that the Transaction is expected to occur in the third quarter of 2020.

In considering the New Sub-Advisory Agreements, the Board reviewed information that was provided by the Adviser, Western, and Franklin relating to the Portfolios including information about the Transaction, the financial condition of Franklin, as well as a representation by the Adviser to the Board that the material terms of the New Sub-Advisory Agreements, including the fees payable thereunder, were identical to the Current Sub-Advisory Agreements. In particular, the Trustees considered representations that, after the Transaction, (i) each portfolio management team would continue to provide the same nature, extent and quality of service it currently provides to its individual Portfolio; (ii) each portfolio management team would continue to manage the respective Portfolio’s assets in accordance with the investment objective of that Portfolio; and (iii) each portfolio management team would retain the same level of resources to support its corresponding Portfolio’s strategy. The Independent Trustees were separately advised by independent legal counsel throughout the process and met with independent legal counsel in executive session outside the presence of management.

In determining whether to approve the New Sub-Advisory Agreements, the Board considered the nature, quality and extent of the services that are currently provided by Western under the Current Sub-Advisory Agreements as well as the services that will continue to be provided by Western under the New Sub-Advisory Agreements. In approving the New Sub-Advisory Agreements, the Board considered its conclusions with respect to its approvals of the Current Sub-Advisory Agreements, including the Board’s general satisfaction with the nature, extent and quality of services being provided by Western to the Portfolios. That approval, on which the Board voted at its meeting held in person on December 3-5, 2019, followed a lengthy process during which the Board considered a variety of factors, including, for example, the experience and qualifications of each portfolio management team and each Portfolio’s performance.

Based on the foregoing and other relevant considerations, at the Meeting, the Board, including a majority of the Independent Trustees, voted to approve the New Sub-Advisory Agreements. The Board concluded that, in light of all factors considered, the terms of the New Sub-Advisory Agreements, including fee rates, were fair and reasonable.

BHFTI-26

Brighthouse Funds Trust I

American Funds Growth Portfolio

For the six months ended June 30, 2020, the American Funds Growth Portfolio had a return of 11.79% for Class C versus -3.08% for its benchmark, the S&P 500 Index1.

A $10,000 INVESTMENT COMPARED TO THE S&P 500 INDEX

SIX MONTH RETURN & AVERAGE ANNUAL RETURNS (%) AS OF JUNE 30, 2020

	6 Month	1 Year	5 Year	10 Year
American Funds Growth Portfolio
Class C	11.79	25.16	15.30	15.58
S&P 500 Index	-3.08	7.51	10.72	13.99

1 The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index consisting of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

Portfolio performance is calculated including reinvestment of all income and capital gain distributions. Performance numbers are net of all Portfolio expenses but do not include any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that participants may bear relating to the operations of their plans. If these charges were included, the returns would be lower. The performance of any index referenced above has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. Direct investment in any index is not possible.

This information represents past performance and is not indicative of future results. Investment return and principal value may fluctuate so that shares, upon redemption, may be worth more or less than the original cost.

BHFTI-1

Brighthouse Funds Trust I

American Funds Growth Portfolio

Understanding Your Portfolio’s Expenses (Unaudited)

Shareholder Expense Example

As a shareholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) (referred to as “expenses”) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2020 through June 30, 2020.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the Portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees or charges of your variable insurance product or any additional expenses that participants in certain eligible qualified plans may bear relating to the operations of their plan. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these other costs were included, your costs would have been higher.

American Funds Growth Portfolio		Annualized Expense Ratio	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Period** January 1, 2020 to June 30, 2020
Class C (a)	Actual	0.93%	$1,000.00	$1,117.90	$4.90
	Hypothetical*	0.93%	$1,000.00	$1,020.24	$4.67

*	Hypothetical assumes a rate of return of 5% per year before expenses.
**

Expenses paid are equal to the Portfolio’s annualized expense ratio for the most recent six month period, as shown above, multiplied by the average account value over the period, multiplied by the number of days (182 days) in the most recent fiscal half-year, divided by 366 (to reflect the one-half year period).

(a)	The annualized expense ratio reflects the expenses of both the Portfolio and the Master Fund in which it invests.

BHFTI-2

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of June 30, 2020 (Unaudited)

Mutual Fund—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Security—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,091,615,317)	15,690,345	$1,390,164,579

Total Investments—100.1% (Cost $1,091,615,317)		1,390,164,579
Other assets and liabilities (net)—(0.1)%		(846,565)

Net Assets—100.0%		$1,389,318,014

(a)	Affiliated Issuer. (See Note 6 of the Notes to Financial Statements for a summary of transactions in securities of affiliated issuers.)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Financial Statements.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of June 30, 2020:

Description	Level 1	Level 2	Level 3	Total
Mutual Fund
Investment Company Security	$1,390,164,579	$—	$—	$1,390,164,579
Total Investments	$1,390,164,579	$—	$—	$1,390,164,579

See accompanying notes to financial statements.

BHFTI-3

Brighthouse Funds Trust I

American Funds Growth Portfolio

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

Assets
Affiliated investments at value (a)	$1,390,164,579
Receivable for:
Fund shares sold	519,357

Total Assets	1,390,683,936
Liabilities
Payables for:
Affiliated investments purchased	273,370
Fund shares redeemed	245,988
Accrued Expenses:
Distribution and service fees	616,761
Deferred trustees’ fees	148,279
Other expenses	81,524

Total Liabilities	1,365,922

Net Assets	$1,389,318,014

Net Assets Consist of:
Paid in surplus	$1,026,858,572
Distributable earnings (Accumulated losses)	362,459,442

Net Assets	$1,389,318,014

Net Assets
Class C	$1,389,318,014
Capital Shares Outstanding*
Class C	133,456,170
Net Asset Value, Offering Price and Redemption Price Per Share
Class C	$10.41

*	The Portfolio is authorized to issue an unlimited number of shares.
(a)	Identified cost of affiliated investments was $1,091,615,317.

Statement of Operations

Six Months Ended June 30, 2020 (Unaudited)

Investment Income
Dividends from Master Fund	$3,869,274

Total investment income	3,869,274
Expenses
Administration fees	15,166
Custodian and accounting fees	13,644
Distribution and service fees—Class C	3,514,138
Audit and tax services	16,119
Legal	23,675
Trustees’ fees and expenses	13,816
Shareholder reporting	28,157
Insurance	4,210
Miscellaneous	7,258

Total expenses	3,636,183

Net Investment Income	233,091

Net Realized and Unrealized Gain (Loss)
Net realized gain on :
Affiliated investments	31,815,510
Capital gain distributions from Master Fund	33,706,708

Net realized gain	65,522,218

Net change in unrealized appreciation on affiliated investments	84,124,803

Net realized and unrealized gain	149,647,021

Net Increase in Net Assets From Operations	$149,880,112

See accompanying notes to financial statements.

BHFTI-4

Brighthouse Funds Trust I

American Funds Growth Portfolio

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase (Decrease) in Net Assets:
From Operations
Net investment income	$233,091	$5,120,905
Net realized gain	65,522,218	158,817,043
Net change in unrealized appreciation	84,124,803	160,011,380

Increase in net assets from operations	149,880,112	323,949,328

From Distributions to Shareholders
Class C	(163,819,735)	(184,995,345)

Total distributions	(163,819,735)	(184,995,345)

Increase in net assets from capital share transactions	74,243,473	96,857,752

Total increase in net assets	60,303,850	235,811,735

Net Assets
Beginning of period	1,329,014,164	1,093,202,429

End of period	$1,389,318,014	$1,329,014,164

Other Information:

Capital Shares

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31, 2019
	Shares	Value	Shares	Value
Class C
Sales	5,286,314	$54,135,918	9,509,550	$95,303,707
Reinvestments	16,187,721	163,819,735	20,108,190	184,995,345
Redemptions	(13,633,639)	(143,712,180)	(18,031,791)	(183,441,300)

Net increase	7,840,396	$74,243,473	11,585,949	$96,857,752

Increase derived from capital shares transactions		$74,243,473		$96,857,752

See accompanying notes to financial statements.

BHFTI-5

Brighthouse Funds Trust I

American Funds Growth Portfolio

Financial Highlights

Selected per share data
	Class C
	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.58		$9.59	$11.19	$9.82	$12.11	$12.58

Income (Loss) from Investment Operations
Net investment income (a)	0.00	(b)	0.04	0.01	0.02	0.05	0.03
Net realized and unrealized gain	1.21		2.62	0.12	2.58	0.78	0.80

Total income (loss) from investment operations	1.21		2.66	0.13	2.60	0.83	0.83

Less Distributions
Distributions from net investment income	(0.10)		(0.05)	(0.05)	(0.05)	(0.04)	(0.12)
Distributions from net realized capital gains	(1.28)		(1.62)	(1.68)	(1.18)	(3.08)	(1.18)

Total distributions	(1.38)		(1.67)	(1.73)	(1.23)	(3.12)	(1.30)

Net Asset Value, End of Period	$10.41		$10.58	$9.59	$11.19	$9.82	$12.11

Total Return (%) (c)	11.79	(d)	30.34	(0.50)	27.90	9.10	6.49

Ratios/Supplemental Data
Ratio of expenses to average net assets (%) (e)	0.57	(f)	0.57	0.57	0.57	0.57	0.57
Ratio of net investment income to average net assets (%)	0.04	(f)	0.42	0.11	0.16	0.45	0.28
Portfolio turnover rate (%)	4	(d)	9	12	11	10	10
Net assets, end of period (in millions)	$1,389.3		$1,329.0	$1,093.2	$1,232.3	$1,104.3	$1,088.1

(a)	Per share amounts based on average shares outstanding during the period.
(b)	Net investment income (loss) was less than $0.01.
(c)	Total return does not reflect any insurance, sales, separate account or administrative charges of variable annuity or life insurance contracts or any additional expenses that contract owners may bear under their variable contracts. If these charges were included, the returns would be lower.
(d)	Periods less than one year are not computed on an annualized basis.
(e)	The ratio of operating expenses to average net assets does not include expenses of the Master Fund in which the Portfolio invests.
(f)	Computed on an annualized basis.

See accompanying notes to financial statements.

BHFTI-6

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2020 (Unaudited)

1. Organization

Brighthouse Funds Trust I (the “Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust, which is managed by Brighthouse Investment Advisers, LLC (“Brighthouse Investment Advisers” or the “Adviser”), currently offers forty-five series (the “Portfolios”), each of which operates as a distinct investment vehicle of the Trust. The series included in this report is American Funds Growth Portfolio (the “Portfolio”), which is diversified. Shares of the Portfolio are not offered directly to the general public and are currently available only to separate accounts of insurance companies, including insurance companies affiliated with the Adviser (together, the “Insurance Companies”).

The Portfolio has registered four classes of shares: Class A, B, C and E shares. Class C shares are currently offered by the Portfolio.

The Portfolio, a feeder fund, seeks to achieve its investment objective by investing all of its investable assets in a master fund, the American Funds Growth Fund (the “Master Fund”), a fund of the American Funds Insurance Series (“AFIS”). AFIS is an open-end diversified investment management company advised by Capital Research and Management Company (“CRMC”), an indirect, wholly owned subsidiary of The Capital Group Companies, Inc. The financial statements of the Master Fund accompany the Portfolio’s financial statements and should be read in conjunction with the Portfolio’s financial statements. As of June 30, 2020, the Portfolio owned approximately 4.6% of the Master Fund.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated events and transactions subsequent to June 30, 2020 through the date the financial statements were issued.

The Portfolio is an investment company and follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946- Financial Services- Investment Companies. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation and Fair Value Measurements - The Portfolio values its investments for purposes of calculating its net asset value (“NAV”) using procedures approved by the Board of Trustees of the Trust (the “Board” or “Trustees”). Those procedures allow for a variety of methodologies to be used to value the Portfolio’s investments. The specific methodology used for an investment may vary based on the market data available for a specific investment at the time the Portfolio calculates its NAV or based on other considerations. The procedures also permit a level of judgment to be used in the valuation process. The Portfolio follows the accounting and reporting guidance of FASB Accounting Standards Codification Topic 820—Fair Value Measurement.

Investments in the Master Fund are valued at its closing daily NAV. The NAV of the Portfolio is calculated based on the NAV of the Master Fund in which the Portfolio invests. For information about the use of fair value pricing by the Master Fund, please refer to the Notes to Financial Statements for the Master Fund.

Investment Transactions and Related Investment Income - The Portfolio’s security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Dividends and Distributions to Shareholders - The Portfolio records dividends and distributions on the ex-dividend date. Net realized gains from securities transactions (if any) are generally distributed annually to shareholders. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations that may differ from GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification between distributable earnings (accumulated losses) and paid-in surplus. These adjustments have no impact on net assets or the results of operations.

Income Taxes - It is the Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, and regulations thereunder, applicable to regulated investment companies, and to distribute, with respect to each taxable year, all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Portfolio files U.S. federal tax returns. No income tax returns are currently under examination. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. As of June 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, or de-recognition or disclosure.

BHFTI-7

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

3. Certain Risks

In the normal course of business, the Master Fund invests in securities and enters into transactions where risks exist. Those risks include:

Market Risk: The value of securities held by the Master Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; currency, interest rate, and price fluctuations, or other factors including terrorism, war, natural disasters and the spread of infectious illness including epidemics or pandemics such as the recent COVID-19 outbreak. These events may also adversely affect the liquidity of securities held by the Portfolio.

In addition, geopolitical and other risks, including environmental and public health risks, may add to instability in world economies and markets generally. The recent COVID-19 outbreak has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak, and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Portfolio’s investments, the Portfolio and your investment in the Portfolio.

Credit and Counterparty Risk: The Master Fund may be exposed to counterparty risk, or the risk that an entity with which the Master Fund has unsettled or open transactions may default. The potential loss could exceed the value of the financial assets and liabilities recorded in the financial statements. Financial assets that potentially expose the Master Fund to credit and counterparty risk consist principally of cash due from counterparties and investments. The Master Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. The Master Fund may attempt to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment, and (iii) requiring collateral from the counterparty for certain transactions. In order to preserve certain safeguards for non-standard settlement trades, the Master Fund restricts its exposure to credit and counterparty losses by entering into master netting agreements (“Master Agreements”) with counterparties (approved brokers) with whom it undertakes a significant volume of transactions. Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels.

The Portfolio’s prospectus includes a discussion of the principal risks of investing in the Master Fund in which it invests.

4. Investment Transactions

Aggregate cost of purchases and proceeds of sales of investments in the Master Fund for the six months ended June 30, 2020 were as follows:

Purchases		Sales
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
$0	$50,644,873	$0	$106,281,245

5. Investment Management Fees and Other Transactions with Affiliates

Investment Management Agreement - The Trust has entered into a management agreement (the “Management Agreement”) with the Adviser for investment management services in connection with the investment management of the Portfolio. The Adviser is subject to the supervision and direction of the Board of Trustees and has overall responsibility for the general management and administration of the Trust. The Adviser selects the Master Fund in which the Portfolio will invest and monitors the Master Fund investment program. The Adviser currently receives no compensation for its services to the Portfolio. In the event that the Portfolio were to withdraw from the Master Fund and invest its assets directly in investment securities, the Adviser would retain the services of an investment subadviser and would receive a management fee at the annual rate of 0.750% of average daily net assets.

BHFTI-8

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

Certain officers and trustees of the Trust may also be officers of the Adviser; however, such officers and trustees receive no compensation from the Trust.

Transfer Agency Agreement - Brighthouse Life Insurance Company serves as the transfer agent for the Trust. Brighthouse Life Insurance Company receives no fees for its services to the Trust.

Distribution and Service Fees - The Trust has a distribution agreement with Brighthouse Securities, LLC (the “Distributor”) pursuant to which the Distributor serves as the general distributor of shares of each class (each a “Class”) of each Portfolio. The Distributor is an affiliate of the Trust. The Trust has adopted a Distribution and Services Plan (the “D&S Plan”) relating to Class B, Class C, and Class E shares of each Portfolio, under Rule 12b-1 under the 1940 Act, pursuant to which the Trust may pay the Distributor a fee (the “Service Fee”) at an annual rate not to exceed 0.25% of each such Portfolio’s average daily net assets attributable to the Class C shares of the Trust. Each Portfolio may not offer shares of each Class. The D&S Plan also authorizes the Trust, on behalf of each of its Portfolios, to pay to the Distributor a distribution fee (the “Distribution Fee” and together with the Service Fee, the “Fees”) at an annual rate of up to 0.50% of each Portfolio’s average daily net assets attributable to Class B shares, 0.75% of such Portfolios’ average daily net assets attributable to the Class C shares, and 0.25% of such Portfolios’ average daily net assets attributable to the Class E shares in consideration of the services rendered in connection with the sale of such shares by the Distributor. Under the Distribution Agreement with respect to the Trust, Fees are currently paid at an annual rate of 0.25% of average daily net assets in the case of Class B shares, 0.55% of average daily net assets in the case of Class C shares, and 0.15% of average daily net assets in the case of Class E shares. The D&S Plan is known as a “compensation plan” because the Trust makes payments to the Distributor for services rendered regardless of the actual level of expenditures by the Distributor. Amounts incurred by the Portfolio for the six months ended June 30, 2020 are shown as Distribution and service fees in the Statement of Operations.

Deferred Trustee Compensation - Each Trustee who is not currently an employee of the Adviser or any of its affiliates receives compensation from the Trust for his or her service to the Trust. A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Trust until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts on the normal payment dates in certain portfolios of the Trust or Brighthouse Funds Trust II, an affiliate of the Trust, as designated by the participating Trustee. Changes in the value of participants’ deferral accounts are reflected as a component of Trustees’ fees and expenses in the Statement of Operations. The portion of the accrued obligations allocated to the Portfolio under the Plan is reflected as Deferred trustees’ fees in the Statement of Assets and Liabilities.

6. Transactions in Securities of Master Fund

A summary of the Portfolio’s transactions in the securities of the Master Fund during the six months ended June 30, 2020 is as follows:

Security Description	Market Value December 31, 2019	Purchases	Sales	Realized Gain	Change in Unrealized Appreciation	Ending Value as of June 30, 2020
American Funds Growth Fund (Class 1)	$1,329,860,638	$50,644,873	$(106,281,245)	$31,815,510	$84,124,803	$1,390,164,579

Security Description	Capital Gain Distributions from Affiliated Investments	Income earned from affiliates during the period	Number of shares held June 30, 2020
American Funds Growth Fund (Class 1)	$33,706,708	$3,869,274	15,690,345

7. Contractual Obligations

Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

8. Income Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2020 was as follows:

Cost basis of investments	$1,092,861,762

Gross unrealized appreciation	298,549,262
Gross unrealized depreciation	(1,246,445)

Net unrealized appreciation (depreciation)	$297,302,817

BHFTI-9

Brighthouse Funds Trust I

American Funds Growth Portfolio

Notes to Financial Statements—June 30, 2020—(Continued)

The tax character of distributions paid for the years ended December 31, 2019 and 2018 were as follows:

Ordinary Income		Long-Term Capital Gain		Total
2019	2018	2019	2018	2019	2018
$5,320,417	$4,789,295	$179,674,928	$171,599,434	$184,995,345	$176,388,729

As of December 31, 2019, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation	Accumulated Capital Losses	Total
$11,541,030	$151,833,953	$213,178,013	$—	$376,552,996

The Portfolio utilizes the provisions of the federal income tax laws that provide for the carryforward of capital losses for prior years, offsetting such losses against any future realized capital gains. Net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.

As of December 31, 2019, the Portfolio had no accumulated capital losses.

BHFTI-10

Brighthouse Funds Trust I

American Funds Growth Portfolio

Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940, as amended, Brighthouse Funds Trust I and Brighthouse Funds Trust II (the “Trusts”) have established a liquidity risk management program to assess, manage and periodically review liquidity risk (“Program”) with respect to each series of the Trusts (the “Portfolios” or a individually a “Portfolio”). The Program is administered by the Liquidity Risk Management Committee (“LRMC”), a committee comprised of representatives of the Brighthouse Investment Advisers, LLC, investment adviser to the Portfolios. The Portfolios’ Board of Trustees has approved the designation of the LRMC to administer the Program. In administering the Program, the LRMC consults with the Portfolio’s subadviser, if applicable, when the LRMC deems such consultation necessary or appropriate.

The Program’s principal objectives include supporting each Portfolio’s compliance with limits on investments in illiquid assets and mitigating the risk that a Portfolio will be unable to meet its redemption obligations on a timely basis. The Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence a Portfolio’s liquidity and the periodic classification and re-classification of a Portfolio’s investments into groupings that reflect the LRMC’s assessment of their liquidity under current market conditions.

During the period covered by the report, there were no liquidity events that impacted the Portfolios’ ability to timely meet redemptions. The LRMC has determined, and reported to the Board of Trustees of the Trusts, that the Program has operated adequately and effectively to manage the Portfolios’ liquidity risk over the period.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Portfolio’s prospectus for more information regarding the liquidity-related and other risks to which an investment in a Portfolio may be subject.

BHFTI-11

American Funds

Insurance Series®

Semi-annual report

for the six months ended

June 30, 2020

American Funds Insurance Series, by Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table on the following pages are American Funds Insurance Series’ semi-annual results for the period ended June 30, 2020. Also shown are the results of each fund’s applicable benchmark.

For additional information about the series, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/products/american-funds-insurance-series. html. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Results at a glance

Investment portfolios

28	Global Growth Fund

31	Global Small Capitalization Fund

34	Growth Fund

37	International Fund

40	New World Fund®

44	Blue Chip Income and Growth Fund

47	Global Growth and Income Fund

50	Growth-Income Fund

53	International Growth and Income Fund

56	Capital Income Builder®

62	Asset Allocation Fund

68	Global Balanced Fund

74	Bond Fund

79	Capital World Bond Fund®

84	High-Income Bond Fund

88	American Funds Mortgage Fund®

91	Ultra-Short Bond Fund

93	U.S. Government/AAA-Rated Securities Fund

97	Managed Risk Growth Fund

99	Managed Risk International Fund

101	Managed Risk Blue Chip Income and Growth Fund

103	Managed Risk Growth-Income Fund

105	Managed Risk Asset Allocation Fund

106	Financial statements

American Funds Insurance Series	1

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Results at a glance

For periods ended June 30, 2020, with all distributions reinvested

	Inception	Cumulative total returns		Average annual total returns
Class 1 shares	date	6 months	1 year	5 years	10 years	Lifetime
Global Growth Fund	4/30/97	4.22%	16.41%	11.17%	13.07%	10.18%
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	6.03
Global Small Capitalization Fund	4/30/98	–3.18	6.10	5.16	9.20	9.31
MSCI All Country World Small Cap Index[1]		–12.85	–5.54	3.67	8.61	6.97
Growth Fund	2/8/84	12.10	25.84	15.96	16.22	13.09
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Fund	5/1/90	–11.20	–4.81	3.50	6.53	7.64
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	5.32
New World Fund	6/17/99	–4.06	4.19	6.44	6.42	8.07
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	4.70
Blue Chip Income and Growth Fund	7/5/01	–8.27	0.42	6.79	11.40	6.04
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	7.16
Global Growth and Income Fund	5/1/06	–11.08	–2.21	6.59	9.85	6.40
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	9.16	5.26
Growth-Income Fund	2/8/84	–3.62	4.93	10.19	13.45	11.18
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	11.18
International Growth and Income Fund	11/18/08	–15.08	–8.98	1.61	5.51	7.38
MSCI All Country World Index (ACWI) ex USA[1]		–11.00	–4.80	2.26	4.97	7.17
Capital Income Builder	5/1/14	–6.23	0.67	3.57	—	3.08
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	5.98
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	—	3.95
70%/30% MSCI ACWI/Bloomberg Barclays U.S.Aggregate Index[4]		–2.28	4.56	6.05	—	5.58
Asset Allocation Fund	8/1/89	–1.47	6.82	8.05	10.60	8.44
60%/40% S&P 500 Index/Bloomberg Barclays U.S. Aggregate Index[5]		0.98	8.58	8.41	10.08	8.49
Standard & Poor’s 500 Composite Index[2]		–3.08	7.51	10.73	13.99	9.69
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	6.02
Global Balanced Fund	5/2/11	–2.85	3.84	6.43	—	5.79
MSCI All Country World Index (ACWI)[1]		–6.25	2.11	6.46	—	6.45
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	—	1.93
60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index[6]		–2.28	3.42	5.54	—	4.84
Bond Fund	1/2/96	6.61	9.49	4.67	4.05	4.90
Bloomberg Barclays U.S. Aggregate Index[3]		6.14	8.74	4.30	3.82	5.21
Capital World Bond Fund	10/4/06	2.14	3.56	3.49	3.13	4.08
Bloomberg Barclays Global Aggregate Index[3]		2.98	4.22	3.56	2.81	3.68
High-Income Bond Fund	2/8/84	–4.74	–2.11	3.94	5.59	8.40
Bloomberg Barclays U.S. Corporate High Yield 2%Issuer Capped Index[3]		–3.83	0.00	4.79	6.67	N/A
American Funds Mortgage Fund	5/2/11	5.81	6.97	3.38	—	3.17
Bloomberg Barclays U.S. Mortgage-Backed Securities Index[3]		3.50	5.67	3.23	—	3.06
Ultra-Short Bond Fund	2/8/84	0.43	1.24	0.91	0.34	3.36
Bloomberg Barclays Short-Term Government/Corporate Index[3]		1.16	2.32	1.54	0.93	N/A
U.S. Govt./AAA-Rated Securities Fund	12/2/85	8.80	9.84	3.92	3.29	5.88
Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index[3]		6.59	8.50	3.73	3.23	6.31

2	American Funds Insurance Series

	Inception	Cumulative total returns		Average annual total returns
Class P1 shares	date	6 months	1 year	5 years	Lifetime
Managed Risk Growth Fund	5/1/13	8.57%	18.75%	11.03%	10.49%
S&P 500 Managed Risk Index — Moderate Aggressive[7]		–2.99	4.70	7.10	8.63
Managed Risk International Fund	5/1/13	–12.33	–7.10	1.43	1.78
S&P EPAC Ex. Korea LargeMidCap Managed Risk Index — Moderate Aggressive[7]		–10.23	–4.59	1.02	1.93
Managed Risk Blue Chip Income and Growth Fund	5/1/13	–8.30	–1.84	4.01	5.30
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Growth-Income Fund	5/1/13	0.66	7.68	7.83	8.42
S&P 500 Managed Risk Index — Moderate[7]		–2.02	5.19	6.84	8.04
Managed Risk Asset Allocation Fund	9/28/12	–3.71	3.71	5.87	6.95
S&P 500 Managed Risk Index — Moderate Conservative[7]		–1.12	5.66	6.64	7.90

The market indexes shown are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/ or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund and American Funds Mortgage Fund. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

[1]

Source: MSCI. Results for MSCI indexes reflect dividends net of withholding taxes and reinvestment of distributions. MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. MSCI All Country World Small Cap Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market results of smaller capitalization companies in both developed and emerging markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes.

[2]	Source: S&P Dow Jones Indices LLC. S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks.
[3]

Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (rated BBB/Baa and above) fixed-rate bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Mortgage Backed Securities Index is a market-value-weighted index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index covers the universe of fixed-rate, non-investment-grade debt. The index limits the maximum exposure of any one issuer to 2%. Bloomberg Barclays U.S. Government/Mortgage-Backed Securities Index covers obligations issued by the U.S. Treasury and U.S. government agencies.

[4]

Sources: MSCI and Bloomberg Index Services Ltd. The 70%/30% MSCI ACWI/Bloomberg Barclays U.S. Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Its result assumes the blend is rebalanced monthly.

[5]

Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

[6]

Sources: MSCI and Bloomberg Index Services Ltd. The 60%/40% MSCI ACWI/Bloomberg Barclays Global Aggregate Index blends the MSCI ACWI (All Country World Index) with the Bloomberg Barclays Global Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.

[7]

Source: S&P Dow Jones Indices LLC. Standard & Poor’s Managed Risk Index Series is designed to simulate a dynamic protective portfolio that allocates between the underlying equity index and cash, based on realized volatilities of the underlying equity and bond indexes, while maintaining a fixed allocation to the underlying bond index.

American Funds Insurance Series	3

Summary investment portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Ultra-Short Bond Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 1 shares (Class P1 shares for managed risk funds). Class 1A shares began operations on January 6, 2017. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 1A shares, 0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently waiving a portion of its management fee for New World Fund, Capital Income Builder, Capital World Bond Fund (formerly Global Bond Fund) and American Funds Mortgage Fund (formerly Mortgage Fund). This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Visit capitalgroup.com for more information.

For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets. In addition, the investment adviser is currently reimbursing a portion of other expenses for Managed Risk International Fund. The waivers and reimbursement will be in effect through at least May 1, 2021, unless modified or terminated by the series board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursement. The waivers may only be modified or terminated with the approval of the series board. Applicable fund results shown reflect the waivers and reimbursement, without which results would have been lower. See the Financial Highlights tables in this report for details.

The Managed Risk Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk International Fund pursues its objective by investing in shares of American Funds Insurance Series – International FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Blue Chip Income and Growth Fund pursues its objective by investing in shares of American Funds Insurance Series – Blue Chip Income and Growth FundSM and American Funds Insurance Series – U.S. Government/AAA-Rated Securities FundSM. The Managed Risk Growth-Income Fund pursues its objective by investing in shares of American Funds Insurance Series – Growth-Income FundSM and American Funds Insurance Series – Bond FundSM. The Managed Risk Asset Allocation Fund pursues its objective by investing in shares of American Funds Insurance Series – Asset Allocation Fund.SM The funds seek to manage portfolio volatility and provide downside protection, primarily through the use of exchange-traded futures. The benefit of the funds’ managed risk strategy should be most apparent during periods of high volatility and in down markets. In steady or rising markets, the funds’ results can be expected to lag those of the underlying fund.

Funds are listed in the report as follows: equity, balanced, fixed income and managed risk.

4	American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio

Class 1	4.22%	16.41%	11.17%	13.07%	10.18%	.57%
Class 1A	4.13	16.14	10.91	12.80	9.91	.82
Class 2	4.10	16.14	10.90	12.80	9.91	.82
Class 4	3.99	15.85	10.62	12.56	9.65	1.07

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	5

Global Small Capitalization Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since April 30, 1998)	Expense ratio

Class 1	–3.18%	6.10%	5.16%	9.20%	9.31%	.76%
Class 1A	–3.30	5.83	4.92	8.94	9.04	1.01
Class 2	–3.28	5.86	4.91	8.93	9.04	1.01
Class 4	–3.46	5.54	4.63	8.66	8.77	1.26

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

6	American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	12.10%	25.84%	15.96%	16.22%	13.09%	.36%
Class 1A	11.95	25.51	15.69	15.94	12.81	.61
Class 2	11.97	25.51	15.67	15.93	12.81	.61
Class 3	12.01	25.61	15.76	16.01	12.89	.54
Class 4	11.81	25.19	15.38	15.66	12.53	.86

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	7

International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 1990)	Expense ratio

Class 1	–11.20%	–4.81%	3.50%	6.53%	7.64%	.55%
Class 1A	–11.32	–5.03	3.25	6.27	7.38	.80
Class 2	–11.33	–5.07	3.24	6.26	7.38	.80
Class 3	–11.30	–4.98	3.32	6.34	7.45	.73
Class 4	–11.46	–5.29	2.99	6.02	7.11	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

8	American Funds Insurance Series

New World Fund®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since June 17, 1999)	Gross expense ratio	Net expense ratio

Class 1	–4.06%	4.19%	6.44%	6.42%	8.07%	.77%	.59%
Class 1A	–4.18	3.87	6.17	6.16	7.80	1.02	.84
Class 2	–4.18	3.93	6.18	6.16	7.80	1.02	.84
Class 4	–4.31	3.61	5.90	5.90	7.53	1.27	1.09

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	9

Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since July 5, 2001)	Expense ratio

Class 1	–8.27%	0.42%	6.79%	11.40%	6.04%	.43%
Class 1A	–8.40	0.25	6.54	11.13	5.78	.68
Class 2	–8.41	0.26	6.55	11.12	5.77	.68
Class 4	–8.49	–0.06	6.27	10.91	5.54	.93

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

10	American Funds Insurance Series

Global Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since May 1, 2006)	Expense ratio

Class 1	–11.08%	–2.21%	6.59%	9.85%	6.40%	.66%
Class 1A	–11.20	–2.47	6.36	9.59	6.14	.91
Class 2	–11.20	–2.46	6.31	9.57	6.13	.91
Class 4	–11.29	–2.75	6.04	9.32	5.88	1.16

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	11

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–3.62%	4.93%	10.19%	13.45%	11.18%	.30%
Class 1A	–3.73	4.69	9.93	13.18	10.91	.55
Class 2	–3.73	4.67	9.91	13.17	10.91	.55
Class 3	–3.70	4.75	9.99	13.25	10.98	.48
Class 4	–3.86	4.40	9.64	12.90	10.63	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

12	American Funds Insurance Series

International Growth and Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since November 18, 2008)	Expense ratio

Class 1	–15.08%	–8.98%	1.61%	5.51%	7.38%	.67%
Class 1A	–15.19	–9.26	1.37	5.26	7.12	.92
Class 2	–15.17	–9.25	1.35	5.25	7.11	.92
Class 4	–15.29	–9.48	1.09	5.02	6.88	1.17

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	13

Capital Income Builder®

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2014)	Gross expense ratio	Net expense ratio

Class 1	–6.23%	0.67%	3.57%	3.08%	.54%	.28%
Class 1A	–6.36	0.41	3.32	2.82	.79	.53
Class 2	–6.36	0.31	3.34	2.91	.79	.53
Class 4	–6.49	0.15	3.05	2.56	1.04	.78

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021.The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

14	American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since August 1,1989)	Expense ratio

Class 1	–1.47%	6.82%	8.05%	10.60%	8.44%	.31%
Class 1A	–1.55	6.57	7.79	10.33	8.17	.56
Class 2	–1.57	6.54	7.78	10.33	8.17	.56
Class 3	–1.54	6.62	7.86	10.41	8.24	.49
Class 4	–1.70	6.26	7.51	10.09	7.91	.81

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	15

Global Balanced Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Expense ratio

Class 1	–2.85%	3.84%	6.43%	5.79%	.73%
Class 1A	–3.00	3.51	6.20	5.54	.98
Class 2	–2.93	3.59	6.18	5.53	.98
Class 4	–3.11	3.25	5.93	5.39	1.23

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

16	American Funds Insurance Series

Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since January 2, 1996)	Expense ratio

Class 1	6.61%	9.49%	4.67%	4.05%	4.90%	.40%
Class 1A	6.51	9.26	4.42	3.80	4.64	.65
Class 2	6.56	9.25	4.40	3.79	4.64	.65
Class 4	6.36	8.89	4.13	3.54	4.38	.90

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	17

Capital World Bond Fund® (formerly Global Bond Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since October 4, 2006)	Gross expense ratio	Net expense ratio

Class 1	2.14%	3.56%	3.49%	3.13%	4.08%	.59%	.49%
Class 1A	2.03	3.26	3.27	2.89	3.83	.84	.74
Class 2	2.03	3.32	3.23	2.87	3.82	.84	.74
Class 4	1.93	3.06	2.99	2.66	3.60	1.09	.99

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

18	American Funds Insurance Series

High-Income Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	–4.74%	–2.11%	3.94%	5.59%	8.40%	.51%
Class 1A	–4.86	–2.32	3.71	5.34	8.13	.76
Class 2	–4.85	–2.38	3.69	5.33	8.13	.76
Class 3	–4.83	–2.26	3.77	5.40	8.20	.69
Class 4	–4.89	–2.52	3.43	5.12	7.87	1.01

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

American Funds Insurance Series	19

American Funds Mortgage Fund® (formerly Mortgage Fund)

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 2, 2011)	Gross expense ratio	Net expense ratio

Class 1	5.81%	6.97%	3.38%	3.17%	.48%	.30%
Class 1A	5.59	6.67	3.12	2.91	.73	.55
Class 2	5.68	6.71	3.13	2.91	.73	.55
Class 4	5.53	6.43	2.87	2.72	.98	.80

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment advisor is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. Net expense ratios reflect the waiver, without which they would have been higher. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

20	American Funds Insurance Series

Ultra-Short Bond Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio

Class 1	0.43%	1.24%	0.91%	0.34%	3.36%	.37%
Class 1A	0.41	1.23	0.84	0.18	3.13	.62
Class 2	0.31	1.02	0.67	0.09	3.11	.62
Class 3	0.31	1.07	0.72	0.16	3.17	.55
Class 4	0.11	0.73	0.40	–0.09	2.86	.87

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

Commercial paper	68.2%
Bonds & notes of governments & government agencies outside the U.S.	17.9
Federal agency discount notes	7.0
U.S. Treasury bills	6.8
Other assets less liabilities	.1

Total	100.0%

American Funds Insurance Series	21

U.S. Government/AAA-Rated Securities Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	10 years	Lifetime (since December 2, 1985)	Expense ratio

Class 1	8.80%	9.84%	3.92%	3.29%	5.88%	.38%
Class 1A	8.64	9.59	3.69	3.05	5.62	.63
Class 2	8.70	9.61	3.65	3.03	5.62	.63
Class 3	8.77	9.73	3.74	3.11	5.70	.56
Class 4	8.53	9.37	3.40	2.82	5.37	.88

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are as of the fund’s prospectus dated May 1, 2020. See the Financial Highlights table in this report for details.

*	Periods greater than one year are annualized.

Where the fund’s assets were invested as of June 30, 2020	Percent of net assets

22	American Funds Insurance Series

Managed Risk Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	8.57%	18.75%	11.03%	10.49%	.79%	.74%
Class P2	8.42	18.45	10.73	10.17	1.04	.99

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	23

Managed Risk International Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–12.33%	–7.10%	1.43%	1.78%	.97%	.89%
Class P2	–12.45	–7.36	1.06	1.41	1.22	1.14

The investment adviser is currently waiving a portion of its management fee. In addition, the investment adviser is currently reimbursing a portion of other expenses. This waiver and reimbursement will be in effect through at least May 1, 2021. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

24	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	–8.30%	–1.84%	4.01%	5.30%	.84%	.79%
Class P2	–8.48	–2.16	3.64	4.93	1.09	1.04

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	25

Managed Risk Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since May 1, 2013)	Gross expense ratio	Net expense ratio

Class P1	0.66%	7.68%	7.83%	8.42%	.73%	.68%
Class P2	0.62	7.48	7.55	8.11	.98	.93

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

26	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Total returns based on a $1,000 investment

For periods ended June 30, 2020*

	6 months	1 year	5 years	Lifetime (since September 28, 2012)	Gross expense ratio	Net expense ratio

Class P1	–3.71%	3.71%	5.87%	6.95%	.71%	.66%
Class P2	–3.80	3.42	5.60	6.69	.96	.91

The investment adviser is currently waiving a portion of its management fee. This waiver will be in effect through at least May 1, 2021. The waiver may only be modified or terminated with the approval of the fund’s board. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information. Expense ratios are restated to reflect current fees and are as of the fund’s prospectus dated May 1, 2020.

*	Periods greater than one year are annualized.

American Funds Insurance Series	27

Global Growth Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.99%	Shares	Value (000)
Information technology 30.83%
ASML Holding NV1	624,842	$229,053
ASML Holding NV (New York registered) (ADR)	488,000	179,599
Microsoft Corp.	1,994,300	405,860
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	26,543,000	280,879
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	280,000	15,896
Visa Inc., Class A	1,103,900	213,240
Paycom Software, Inc.[2]	357,000	110,574
Temenos AG1,3	608,100	94,283
Adyen NV1,2	56,700	82,606
Broadcom Inc.	241,200	76,125
Adobe Inc.[2]	135,000	58,767
PagSeguro Digital Ltd., Class A2	1,340,900	47,387
Zendesk, Inc.[2]	454,000	40,193
Amphenol Corp., Class A	373,500	35,785
Other securities		213,234
		2,083,481

Consumer discretionary 20.45%
Amazon.com, Inc.[2]	158,665	437,728
Alibaba Group Holding Ltd.[1,2]	6,800,500	183,768
Just Eat Takeaway (GBP denominated)[1,2]	640,914	67,122
Just Eat Takeaway (EUR denominated)[1,2]	347,000	36,107
Chipotle Mexican Grill, Inc.[2]	92,200	97,028
Ocado Group PLC[1,2]	2,952,000	74,107
LVMH Moët Hennessy-Louis Vuitton SE1	161,200	70,605
Prosus NV1,2	570,000	52,902
Moncler SpA[1,2]	1,132,370	43,237
NIKE, Inc., Class B	395,200	38,749
Other securities		280,730
		1,382,083

Health care 12.69%
DexCom, Inc.[2]	253,000	102,566
UnitedHealth Group Inc.	297,500	87,748
Fisher & Paykel Healthcare Corp. Ltd.[1]	3,613,500	83,563
AstraZeneca PLC[1]	695,300	72,483
Pfizer Inc.	1,699,000	55,557
Regeneron Pharmaceuticals, Inc.[2]	84,200	52,511
Mettler-Toledo International Inc.[2]	65,000	52,361
Merck & Co., Inc.	620,000	47,945
Other securities		302,576
		857,310

Financials 9.07%
AIA Group Ltd.[1]	12,339,300	114,843
Tradeweb Markets Inc., Class A	1,736,360	100,952
MarketAxess Holdings Inc.	151,400	75,839
Kotak Mahindra Bank Ltd.[1]	3,797,000	68,521
JPMorgan Chase & Co.	589,000	55,401
Other securities		196,992
		612,548

Communication services 8.38%
Alphabet Inc., Class A2	98,050	139,039
Alphabet Inc., Class C2	63,852	90,262
Tencent Holdings Ltd.[1]	2,215,000	142,278
Facebook, Inc., Class A2	411,640	93,471
Nintendo Co., Ltd.[1]	136,100	60,560
Other securities		40,316
		565,926

28	American Funds Insurance Series

Global Growth Fund

Common stocks	Shares	Value (000)
Consumer staples 6.98%
British American Tobacco PLC[1]	2,943,800	$113,104
Philip Morris International Inc.	919,500	64,420
Nestlé SA1	563,497	62,252
Kweichow Moutai Co., Ltd., Class A1	269,957	55,868
Altria Group, Inc.	1,248,500	49,004
Keurig Dr Pepper Inc.	1,624,000	46,122
Other securities		81,223
		471,993

Industrials 3.89%
Airbus SE, non-registered shares[1,2]	667,000	47,463
Other securities		215,407
		262,870

Materials 1.94%
Sherwin-Williams Company	155,500	89,856
Other securities		41,540
		131,396

Energy 1.29%
Reliance Industries Ltd.[1]	1,807,924	40,861
Reliance Industries Ltd., interim shares[1,2]	106,956	1,130
Other securities		45,266
		87,257

Other 0.47%
Other securities		31,299

Total common stocks (cost: $3,515,921,000)		6,486,163

Preferred securities 2.31%
Health care 1.85%
Sartorius AG, nonvoting preferred, non-registered shares[1]	381,500	125,333

		125,333

Information technology 0.46%
Other securities		30,939

Total preferred securities (cost: $43,479,000)		156,272

Short-term securities 2.34%
Money market investments 2.34%
Capital Group Central Cash Fund 0.18%[4]	1,342,495	134,263
Goldman Sachs Financial Square Government Fund 0.15%[4,5]	24,225,393	24,225
		158,488

Total short-term securities (cost: $158,464,000)		158,488

Total investment securities 100.64% (cost: $3,717,864,000)		6,800,923
Other assets less liabilities (0.64)%		(43,487)

Net assets 100.00%		$6,757,436

American Funds Insurance Series	29

Global Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $3,104,888,000, which represented 45.95% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

All or a portion of this security was on loan. The total value of all such securities was $25,635,000, which represented ..38% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

30	American Funds Insurance Series

Global Small Capitalization Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.18%	Shares	Value (000)
Information technology 23.87%
Cree, Inc.[1]	1,356,800	$80,309
Ceridian HCM Holding Inc.[1]	799,400	63,368
Net One Systems Co., Ltd.[2]	1,887,865	62,947
Inphi Corp.[1]	464,300	54,555
Kingdee International Software Group Co. Ltd.[2]	21,259,374	49,492
BE Semiconductor Industries NV2	814,330	36,213
Avast PLC[2]	5,514,043	36,066
Carel Industries SpA[2,3]	1,947,251	35,719
Appfolio, Inc., Class A1	211,503	34,414
SimCorp AS2	287,650	30,991
Silergy Corp.[2]	451,740	29,317
Alteryx, Inc., Class A1	173,000	28,420
Avalara, Inc.[1]	212,419	28,271
Network International Holdings PLC[1,2]	4,570,562	24,940
Other securities		443,962
		1,038,984

Health care 23.79%
Insulet Corp.[1]	645,320	125,360
GW Pharmaceuticals PLC (ADR)[1,3]	748,218	91,821
Haemonetics Corp.[1]	777,300	69,615
CanSino Biologics Inc., Class H1,2	2,468,200	68,238
Notre Dame Intermédica Participações SA	4,528,600	56,636
Mani, Inc.[2]	1,808,129	47,710
Allogene Therapeutics, Inc.[1]	1,105,188	47,324
Integra LifeSciences Holdings Corp.[1]	913,825	42,941
iRhythm Technologies, Inc.[1]	328,300	38,047
Allakos Inc.[1]	504,880	36,281
Cortexyme, Inc.[1,3]	759,458	35,163
Applied Molecular Transport Inc.[1,3]	1,365,957	34,340
New Frontier Health Corp., Class A1,4	2,680,000	22,190
New Frontier Health Corp., Class A1,3	742,000	6,144
PRA Health Sciences, Inc.[1]	288,400	28,058
WuXi Biologics (Cayman) Inc.[1,2]	1,412,000	25,872
Other securities		259,977
		1,035,717

Consumer discretionary 14.42%
Thor Industries, Inc.	498,700	53,126
Helen of Troy Ltd.[1]	267,200	50,383
frontdoor, inc.[1]	1,050,200	46,555
Shop Apotheke Europe NV, non-registered shares[1,2,3]	282,300	33,727
Five Below, Inc.[1]	305,000	32,608
YETI Holdings, Inc.[1]	634,879	27,128
GVC Holdings PLC[2]	2,934,000	26,883
B2W - Cia. Digital, ordinary nominative[1]	1,262,193	24,846
Other securities		332,377
		627,633

Industrials 14.11%
Nihon M&A Center Inc.[2]	1,652,692	74,654
International Container Terminal Services, Inc.[2]	23,981,620	49,643
Boyd Group Services Inc.	222,726	33,151
IMCD NV1,2	293,600	27,563
Other securities		429,222
		614,233

American Funds Insurance Series	31

Global Small Capitalization Fund

Common stocks (continued)	Shares	Value (000)
Financials 5.86%
Cannae Holdings, Inc.[1]	2,004,000	$82,364
Trupanion, Inc.[1,3]	973,800	41,572
Kotak Mahindra Bank Ltd.[2]	1,946,825	35,132
Other securities		95,980
		255,048

Communication services 3.47%
Bandwidth Inc., Class A1	290,990	36,956
Other securities		114,292
		151,248

Real estate 2.89%
Altus Group Ltd.	932,800	28,027
Other securities		97,573
		125,600

Consumer staples 2.75%
Grocery Outlet Holding Corp.[1]	659,200	26,895
Freshpet, Inc.[1]	311,900	26,094
Other securities		66,645
		119,634

Materials 1.76%
Other securities		76,786

Utilities 1.33%
ENN Energy Holdings Ltd.[2]	4,262,900	47,877
Other securities		9,940
		57,817

Energy 0.93%
Other securities		40,545

Total common stocks (cost: $2,981,131,000)		4,143,245

Preferred securities 1.39%
Information technology 1.04%
Other securities		45,206

		45,206

Other 0.35%
Other securities		15,312

Total preferred securities (cost: $60,016,000)		60,518

Convertible stocks 0.16%
Consumer discretionary 0.16%
Other securities		6,715

Total convertible stocks (cost: $6,380,000)		6,715

32	American Funds Insurance Series

Global Small Capitalization Fund

Short-term securities 5.15%	Shares	Value (000)
Money market investments 5.15%
Capital Group Central Cash Fund 0.18%[5]	1,631,730	$163,189
Goldman Sachs Financial Square Government Fund 0.15%[5,6]	61,015,616	61,016
		224,205

Total short-term securities (cost: $224,170,000)		224,205

Total investment securities 101.88% (cost: $3,271,697,000)		4,434,683

Other assets less liabilities (1.88)%		(81,752)

Net assets 100.00%		$4,352,931

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $70,637,000, an aggregate cost of $65,866,000, and which represented 1.62% of the net assets of the fund) were acquired from 5/1/2015 to 5/27/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.65%
Health care 0.26%
NuCana PLC (ADR)[1,3]	2,083,704	—	—	2,083,704	$—	$(1,459)	$—	$11,252

Consumer discretionary 0.39%
Lands’ End, Inc.[1]	—	2,100,000	—	2,100,000	—	2,079	—	16,884
Total 0.65%					$—	$620	$—	$28,136

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,842,689,000, which represented 42.33% of the net assets of the fund. This amount includes $1,772,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $69,706,000, which represented 1.60% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[4]

Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $32,675,000, which represented .75% of the net assets of the fund.

[5]	Rate represents the seven-day yield at 6/30/2020.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	33

Growth Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.45%	Shares	Value (000)
Information technology 24.19%
Microsoft Corp.	9,475,683	$1,928,396
ASML Holding NV (New York registered) (ADR)	1,171,100	431,000
ASML Holding NV1	770,000	282,265
Broadcom Inc.	2,158,602	681,276
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	33,805,000	357,726
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	2,705,092	153,568
RingCentral, Inc., Class A2	1,500,100	427,544
Shopify Inc., Class A, subordinate voting shares[2]	330,000	313,236
Visa Inc., Class A	1,577,417	304,710
Intel Corp.	3,621,900	216,698
ServiceNow, Inc.[2]	484,730	196,345
PayPal Holdings, Inc.[2]	976,700	170,170
MongoDB, Inc., Class A2	603,209	136,530
Autodesk, Inc.[2]	558,608	133,613
Advanced Micro Devices, Inc.[2]	2,457,039	129,265
Mastercard Inc., Class A	421,000	124,490
Other securities		1,347,369
		7,334,201

Communication services 19.45%
Facebook, Inc., Class A2	7,548,342	1,714,002
Netflix, Inc.[2]	3,476,160	1,581,792
Alphabet Inc., Class C2	504,547	713,233
Alphabet Inc., Class A2	60,216	85,389
Charter Communications, Inc., Class A2	879,480	448,570
T-Mobile US, Inc.[2]	4,061,000	422,953
Activision Blizzard, Inc.	5,286,790	401,267
Snap Inc., Class A2	9,330,000	219,162
Comcast Corp., Class A	5,046,197	196,701
Other securities		113,544
		5,896,613

Consumer discretionary 17.79%
Tesla, Inc.[2]	1,908,500	2,060,817
Amazon.com, Inc.[2]	595,716	1,643,473
Dollar General Corp.	1,743,646	332,182
Home Depot, Inc.	831,036	208,183
Toll Brothers, Inc.	3,800,000	123,842
Other securities		1,024,947
		5,393,444

Health care 15.71%
UnitedHealth Group Inc.	2,897,719	854,682
Intuitive Surgical, Inc.[2]	1,075,500	612,852
Regeneron Pharmaceuticals, Inc.[2]	842,500	525,425
Humana Inc.	1,084,800	420,631
Vertex Pharmaceuticals Inc.[2]	1,275,061	370,163
Centene Corp.[2]	3,835,000	243,714
Thermo Fisher Scientific Inc.	598,500	216,861
Seattle Genetics, Inc.[2]	1,248,154	212,086
ResMed Inc.	755,000	144,960
Other securities		1,163,370
		4,764,744

Financials 5.07%
Berkshire Hathaway Inc., Class B2	942,100	168,174
Intercontinental Exchange, Inc.	1,592,900	145,910
First Republic Bank	1,296,297	137,395
Other securities		1,086,595
		1,538,074

34	American Funds Insurance Series

Growth Fund

Common stocks	Shares	Value (000)
Industrials 5.02%
TransDigm Group Inc.	736,200	$325,437
CSX Corp.	1,920,800	133,957
MTU Aero Engines AG1,2	745,782	128,891
Other securities		932,396
		1,520,681

Materials 2.94%
Franco-Nevada Corp. (CAD denominated)	1,147,206	160,259
Wheaton Precious Metals Corp.	2,833,400	124,811
Other securities		606,480
		891,550

Consumer staples 2.27%
Philip Morris International Inc.	1,985,900	139,132
Costco Wholesale Corp.	411,431	124,750
British American Tobacco PLC[1]	3,000,800	115,295
British American Tobacco PLC (ADR)	195,000	7,570
Other securities		302,284
		689,031

Real estate 1.43%
Equinix, Inc. REIT	356,975	250,703
American Tower Corp. REIT	501,188	129,577
Other securities		52,008
		432,288

Energy 1.19%
Other securities		359,863

Utilities 0.39%
Other securities		119,172

Total common stocks (cost: $14,123,528,000)		28,939,661

Preferred securities 0.08%
Information technology 0.08%
Other securities		25,573

Total preferred securities (cost: $27,479,000)		25,573

Rights & warrants 0.00%
Communication services 0.00%
T-Mobile US, Inc., rights, expire 2020[2]	3,611,200	607

		607

Total rights & warrants (cost: $0)		607

Convertible bonds & notes 0.13%	Principal amount (000)
Consumer staples 0.13%
Other securities		39,060

Total convertible bonds & notes (cost: $39,059,000)		39,060

American Funds Insurance Series	35

Growth Fund

Short-term securities 3.98%	Shares	Value (000)
Money market investments 3.98%
Capital Group Central Cash Fund 0.18%[3]	12,050,749	$1,205,195

Total short-term securities (cost: $1,205,162,000)		1,205,195

Total investment securities 99.64% (cost: $15,395,228,000)		30,210,096
Other assets less liabilities 0.36%		110,241

Net assets 100.00%		$30,320,337

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some securities in “Other securities” (with an aggregate value of $46,931,000, an aggregate cost of $46,526,000, and which represented .15% of the net assets of the fund) were acquired from 12/21/2018 to 4/17/2020 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes a security (with a value of $9,526,000, which represented .03% of the net assets of the fund) which was acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,917,364,000, which represented 6.32% of the net assets of the fund. This amount includes $1,807,025,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

See notes to financial statements.

36	American Funds Insurance Series

International Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.05%	Shares	Value (000)
Consumer discretionary 16.11%
Alibaba Group Holding Ltd.[1,2]	10,117,800	$273,411
Alibaba Group Holding Ltd. (ADR)[2]	17,700	3,818
MercadoLibre, Inc.[2]	223,000	219,827
Sony Corp.[1]	2,242,700	153,583
Meituan Dianping, Class B1,2	3,440,364	76,422
Fast Retailing Co., Ltd.[1]	125,900	72,085
Galaxy Entertainment Group Ltd.[1]	9,826,000	66,717
adidas AG1,2	216,336	56,598
Delivery Hero SE1,2	547,143	55,747
Kering SA1	99,188	53,876
Other securities		406,812
		1,438,896

Financials 16.04%
AIA Group Ltd.[1]	39,521,100	367,826
HDFC Bank Ltd.[1]	17,086,200	243,557
HDFC Bank Ltd. (ADR)	531,294	24,153
Kotak Mahindra Bank Ltd.[1]	10,657,149	192,318
Ping An Insurance (Group) Co. of China, Ltd., Class H1	9,161,100	91,492
Ping An Insurance (Group) Co. of China, Ltd., Class A1	612,202	6,185
BNP Paribas SA1,2	1,851,058	73,382
Axis Bank Ltd.[1]	10,492,355	57,203
Other securities		377,089
		1,433,205

Health care 15.93%
Chugai Pharmaceutical Company, Ltd.[1]	3,896,700	208,306
Daiichi Sankyo Company, Ltd.[1]	2,160,000	176,400
Novartis AG1	1,808,333	157,127
Alcon Inc.[1,2]	1,988,239	113,919
Takeda Pharmaceutical Company, Ltd.[1]	2,859,865	102,070
Grifols, SA, Class A, non-registered shares[1]	2,691,000	81,631
Grifols, SA, Class B (ADR)	793,690	14,477
Teva Pharmaceutical Industries Ltd. (ADR)[2]	7,216,598	88,981
Fresenius SE & Co. KGaA[1,2]	1,740,654	85,920
Hikma Pharmaceuticals PLC[1]	2,371,000	65,169
WuXi Biologics (Cayman) Inc.[1,2]	2,304,000	42,216
WuXi Biologics (Cayman) Inc.[2]	1,065,000	18,825
Olympus Corp.[1]	2,963,000	57,068
Other securities		210,929
		1,423,038

Industrials 10.57%
Airbus SE, non-registered shares[1,2]	2,732,749	194,459
Recruit Holdings Co., Ltd.[1]	3,646,709	124,659
Knorr-Bremse AG, non-registered shares[1,2]	847,671	85,768
Safran SA1,2	681,300	68,152
Melrose Industries PLC[1]	45,834,933	64,602
NIBE Industrier AB, Class B1,2	2,534,550	55,936
Other securities		350,450
		944,026

Communication services 6.25%
SoftBank Group Corp.[1]	3,657,500	184,293
Tencent Holdings Ltd.[1]	2,179,387	139,990
Altice Europe NV, Class A1,2	13,236,760	50,964
Other securities		182,944
		558,191

American Funds Insurance Series	37

International Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples 5.47%
Nestlé SA1	976,000	$107,824
Pernod Ricard SA1	536,814	84,371
Kirin Holdings Company, Ltd.[1]	2,605,800	54,954
Other securities		241,286
		488,435

Energy 4.20%
Reliance Industries Ltd.[1]	8,663,364	195,802
Reliance Industries Ltd., interim shares[1,2]	196,599	2,077
BP PLC[1]	13,959,863	53,053
Other securities		124,124
		375,056

Information technology 4.18%
ASML Holding NV1	373,435	136,893
PagSeguro Digital Ltd., Class A2	1,392,000	49,193
Other securities		187,660
		373,746

Utilities 3.86%
ENN Energy Holdings Ltd.[1]	14,004,000	157,281
E.ON SE1	7,101,000	79,835
China Gas Holdings Ltd.[1]	24,134,000	74,320
Other securities		33,159
		344,595

Materials 3.79%
Vale SA, ordinary nominative (ADR)	7,755,993	79,964
Vale SA, ordinary nominative	102,481	1,054
First Quantum Minerals Ltd.	6,215,400	49,537
Other securities		208,271
		338,826

Real estate 1.65%
China Overseas Land & Investment Ltd.[1]	17,790,000	53,723
Other securities		93,642
		147,365

Total common stocks (cost: $6,302,499,000)		7,865,379

Preferred securities 1.01%
Health care 0.62%
Grifols, SA, Class B, nonvoting preferred, non-registered shares[1]	3,026,230	55,587

		55,587
Energy 0.39%
Other securities		34,408

Total preferred securities (cost: $86,966,000)		89,995

Rights & warrants 0.27%
Health care 0.27%
Other securities		24,374

Total rights & warrants (cost: $21,623,000)		24,374

38	American Funds Insurance Series

International Fund

Convertible bonds & notes 0.03%	Principal amount (000)	Value (000)
Health care 0.03%
Other securities		$2,624

Total convertible bonds & notes (cost: $5,855,000)		2,624

Bonds, notes & other debt instruments 0.46%
Corporate bonds & notes 0.35%
Other 0.35%
Other securities		31,462

Bonds & notes of governments & government agencies outside the U.S. 0.11%
Bonds & notes of governments & government agencies outside the U.S. 0.11%
Other securities		9,738

Total bonds, notes & other debt instruments (cost: $38,545,000)		41,200

Short-term securities 9.92%	Shares
Money market investments 9.92%
Capital Group Central Cash Fund 0.18%[3]	8,753,403	875,428
Goldman Sachs Financial Square Government Fund 0.15%[3,4]	10,827,238	10,827
		886,255

Total short-term securities (cost: $886,243,000)		886,255

Total investment securities 99.74% (cost: $7,341,731,000)		8,909,827
Other assets less liabilities 0.26%		23,140

Net assets 100.00%		$8,932,967

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities (with an aggregate value of $49,611,000, which represented .56% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities on loan. The total value of securities on loan was $11,451,000, which represented .13% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $7,037,313,000, which represented 78.78% of the net assets of the fund. This amount includes $7,012,933,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.
[4]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	39

New World Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 90.74%	Shares	Value (000)
Information technology 18.11%
Microsoft Corp.	451,633	$91,912
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,327,000	45,788
Mastercard Inc., Class A	145,400	42,995
PagSeguro Digital Ltd., Class A2	1,198,655	42,360
PayPal Holdings, Inc.[2]	208,035	36,246
Adobe Inc.[2]	74,959	32,630
Keyence Corp.[1]	76,200	31,815
ASML Holding NV1	84,165	30,853
Broadcom Inc.	91,846	28,988
StoneCo Ltd., Class A2	740,635	28,707
Visa Inc., Class A	130,469	25,203
Silergy Corp.[1]	357,000	23,168
Other securities		162,980
		623,645

Consumer discretionary 13.72%
Alibaba Group Holding Ltd.[1,2]	2,541,204	68,670
MercadoLibre, Inc.[2]	64,355	63,439
Naspers Ltd., Class N1	158,714	28,954
Delivery Hero SE1,2	281,369	28,668
LVMH Moët Hennessy-Louis Vuitton SE1	62,064	27,184
Meituan Dianping, Class B1,2	947,102	21,038
Galaxy Entertainment Group Ltd.[1]	2,944,000	19,989
Hermès International[1]	21,010	17,535
Other securities		197,128
		472,605

Health care 12.60%
Thermo Fisher Scientific Inc.	89,671	32,491
Zai Lab Ltd. (ADR)[2]	341,308	28,032
AstraZeneca PLC[1]	252,263	26,298
BioMarin Pharmaceutical Inc.[2]	180,963	22,320
Abbott Laboratories	222,506	20,344
Notre Dame Intermédica Participações SA	1,575,057	19,698
Other securities		284,950
		434,133

Financials 11.57%
Kotak Mahindra Bank Ltd.[1]	3,140,269	56,669
AIA Group Ltd.[1]	4,670,200	43,466
HDFC Bank Ltd.[1]	2,485,232	35,426
HDFC Bank Ltd. (ADR)	80,205	3,646
B3 SA - Brasil, Bolsa, Balcao	3,275,259	33,180
Sberbank of Russia PJSC (ADR)[1,2]	1,384,243	15,726
Sberbank of Russia PJSC (ADR)[2]	237,133	2,689
Société Générale[1,2]	1,090,697	18,146
XP Inc., Class A2	425,619	17,880
Ping An Insurance (Group) Co. of China, Ltd., Class H1	1,711,300	17,091
Other securities		154,652
		398,571

Communication services 9.91%
Tencent Holdings Ltd.[1]	1,292,200	83,003
Facebook, Inc., Class A2	224,314	50,935
Alphabet Inc., Class C2	29,315	41,440
Alphabet Inc., Class A2	6,339	8,989
Sea Ltd., Class A (ADR)[2]	366,159	39,267
Netflix, Inc.[2]	49,819	22,670
Other securities		95,102
		341,406

40	American Funds Insurance Series

New World Fund

Common stocks	Shares	Value (000)
Consumer staples 6.27%
Kweichow Moutai Co., Ltd., Class A1	276,007	$57,121
Nestlé SA1	220,716	24,384
Other securities		134,367
		215,872

Materials 5.59%
Vale SA, ordinary nominative	1,359,115	13,976
Vale SA, ordinary nominative (ADR)	1,244,771	12,833
Other securities		165,754
		192,563

Industrials 5.39%
Shanghai International Airport Co., Ltd., Class A1	2,645,527	26,833
Airbus SE, non-registered shares[1,2]	248,789	17,704
CCR SA, ordinary nominative	6,508,731	17,355
Other securities		123,791
		185,683

Energy 3.85%
Reliance Industries Ltd.[1]	3,061,067	69,184
Reliance Industries Ltd., interim shares[1,2]	201,053	2,124
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,191,104	34,660
Other securities		26,668
		132,636

Utilities 1.94%
China Gas Holdings Ltd.[1]	6,426,600	19,790
ENN Energy Holdings Ltd.[1]	1,704,800	19,147
Other securities		27,954
		66,891

Real estate 1.79%
Other securities		61,656

Total common stocks (cost: $2,345,591,000)		3,125,661

Preferred securities 1.03%
Energy 0.11%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	391,890	3,123
Petróleo Brasileiro SA (Petrobras), preferred nominative	195,166	774
		3,897

Other 0.92%
Other securities		31,650

Total preferred securities (cost: $30,146,000)		35,547

Rights & warrants 0.23%
Other 0.23%
Other securities		7,781

Total rights & warrants (cost: $3,911,000)		7,781

Convertible bonds & notes 0.00%	Principal amount (000)
Health care 0.00%
Other securities		133

Total convertible bonds & notes (cost: $121,000)		133

American Funds Insurance Series	41

New World Fund

Bonds, notes & other debt instruments 3.38%	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 2.94%
Other securities			$101,283

Corporate bonds & notes 0.41%
Communication services 0.04%
Tencent Holdings Ltd. 3.24%–3.98% 2029–2050[3]	BRL	980	1,035
Other securities			213
			1,248

Other 0.37%
Other securities			12,853

Total corporate bonds & notes			14,101

U.S. Treasury bonds & notes 0.03%
U.S. Treasury 0.03%
Other securities			864

Total bonds, notes & other debt instruments (cost: $115,629,000)			116,248

Short-term securities 4.68%		Shares
Money market investments 4.68%
Capital Group Central Cash Fund 0.18%[4]		1,531,568	153,172
Goldman Sachs Financial Square Government Fund 0.15%[4,5]		8,081,474	8,082
			161,254

Total short-term securities (cost: $161,255,000)			161,254

Total investment securities 100.06% (cost: $2,656,653,000)			3,446,624
Other assets less liabilities (0.06)%			(2,169)

Net assets 100.00%			$3,444,455

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $171,000, which represented less than .01% of the net assets of the fund. “Other securities” also includes securities on loan. The total value of securities on loan was $8,556,000, which represented .25% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

42	American Funds Insurance Series

New World Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[6] (000)	Value at 6/30/2020[7] (000)	Unrealized appreciation at 6/30/2020 (000)
30 Year Ultra U.S. Treasury Bond Futures	Long	15	September 2020	$1,500	$3,272	$73

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2020
(000)	(000)	Counterparty	date	(000)
USD3,190	EUR2,830	Bank of New York Mellon	7/20/2020	$10
USD2,062	CNH14,620	Standard Chartered Bank	7/20/2020	(4)

				$6

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,876,796,000, which represented 54.49% of the net assets of the fund. This amount includes $1,863,131,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $47,913,000, which represented 1.39% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[6]	Notional amount is calculated based on the number of contracts and notional contract size.
[7]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

BRL = Brazilian reais

CNH = Chinese yuan renminbi

EUR = Euros USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	43

Blue Chip Income and Growth Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 95.13%	Shares	Value (000)
Health care 20.22%
Abbott Laboratories	3,635,500	$332,394
Amgen Inc.	1,258,510	296,832
Gilead Sciences, Inc.	3,005,712	231,260
AbbVie Inc.	2,227,460	218,692
UnitedHealth Group Inc.	574,000	169,301
Teva Pharmaceutical Industries Ltd. (ADR)[1]	10,333,800	127,416
Humana Inc.	172,700	66,964
Medtronic PLC	700,000	64,190
Stryker Corp.	296,800	53,480
Other securities		141,203
		1,701,732

Information technology 15.23%
Microsoft Corp.	2,498,500	508,470
Broadcom Inc.	951,400	300,271
Mastercard Inc., Class A	579,900	171,476
Apple Inc.	400,000	145,920
Intel Corp.	1,100,000	65,813
SS&C Technologies Holdings, Inc.	1,153,800	65,167
Other securities		24,369
		1,281,486

Industrials 12.24%
CSX Corp.	3,780,162	263,628
Raytheon Technologies Corp.	3,589,236	221,169
General Dynamics Corp.	980,000	146,471
Union Pacific Corp.	540,200	91,331
Illinois Tool Works Inc.	450,000	78,682
Carrier Global Corp.	2,817,000	62,594
L3Harris Technologies, Inc.	309,200	52,462
Other securities		113,518
		1,029,855

Energy 9.98%
EOG Resources, Inc.	4,588,100	232,433
Exxon Mobil Corp.	3,868,166	172,985
Baker Hughes Co., Class A	9,448,000	145,405
Diamondback Energy, Inc.	1,320,033	55,204
Pioneer Natural Resources Company	486,800	47,560
Other securities		186,359
		839,946

Consumer staples 9.67%
Constellation Brands, Inc., Class A	1,221,600	213,719
Philip Morris International Inc.	2,485,000	174,099
British American Tobacco PLC (ADR)	2,630,706	102,124
Altria Group, Inc.	2,092,000	82,111
Coca-Cola Company	1,250,000	55,850
PepsiCo, Inc.	400,000	52,904
Keurig Dr Pepper Inc.	1,746,500	49,600
Other securities		83,915
		814,322

Communication services 9.43%
Facebook, Inc., Class A1	1,478,100	335,632
Comcast Corp., Class A	5,789,400	225,671
Alphabet Inc., Class A1	80,975	114,826
Alphabet Inc., Class C1	3,000	4,241
Netflix, Inc.[1]	201,800	91,827
Other securities		21,560
		793,757

44	American Funds Insurance Series

Blue Chip Income and Growth Fund

Common stocks	Shares	Value (000)
Consumer discretionary 6.30%
Royal Caribbean Cruises Ltd.	2,011,200	$101,164
McDonald’s Corp.	500,000	92,235
Home Depot, Inc.	303,099	75,929
General Motors Company	2,901,500	73,408
Lowe’s Companies, Inc.	429,900	58,088
Other securities		129,340
		530,164

Financials 4.65%
JPMorgan Chase & Co.	1,269,000	119,362
American International Group, Inc.	2,597,300	80,984
Citigroup Inc.	1,290,000	65,919
Other securities		124,936
		391,201

Utilities 3.38%
Public Service Enterprise Group Inc.	2,888,000	141,974
Other securities		142,281
		284,255

Materials 2.19%
Linde PLC	782,200	165,912
Other securities		18,107
		184,019

Real estate 1.84%
Crown Castle International Corp. REIT	525,000	87,859
Other securities		67,519
		155,378

Total common stocks (cost: $6,644,891,000)		8,006,115

Rights & warrants 0.02%
Financials 0.02%
Other securities		1,612

Total rights & warrants (cost: $17,793,000)		1,612

Convertible stocks 0.71%
Other 0.71%
Other securities		60,007

Total convertible stocks (cost: $57,918,000)		60,007

Short-term securities 4.16%
Money market investments 4.16%
Capital Group Central Cash Fund 0.18%[2]	3,495,899	349,625

Total short-term securities (cost: $349,565,000)		349,625

Total investment securities 100.02% (cost: $7,070,167,000)		8,417,359
Other assets less liabilities (0.02)%		(1,690)

Net assets 100.00%		$8,415,669

American Funds Insurance Series	45

Blue Chip Income and Growth Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

46	American Funds Insurance Series

Global Growth and Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.02%	Shares	Value (000)
Information technology 17.72%
Microsoft Corp.	281,000	$57,186
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	4,912,800	51,987
PagSeguro Digital Ltd., Class A2	1,128,752	39,890
Apple Inc.	105,990	38,665
Broadcom Inc.	121,200	38,252
ASML Holding NV1	70,000	25,660
Other securities		87,750
		339,390

Financials 14.22%
Société Générale[1,2]	2,106,881	35,052
Fannie Mae[2]	13,706,000	29,742
Sberbank of Russia PJSC (ADR)[1,2]	1,710,000	19,427
AIA Group Ltd.[1]	1,753,000	16,315
UniCredit SpA[1,2]	1,686,696	15,485
B3 SA - Brasil, Bolsa, Balcao	1,500,000	15,196
DBS Group Holdings Ltd.[1]	1,005,000	15,033
Toronto-Dominion Bank (CAD denominated)	300,700	13,420
HDFC Bank Ltd.[1]	888,000	12,658
Discover Financial Services	249,000	12,472
Other securities		87,499
		272,299

Health care 12.30%
Novartis AG1	360,000	31,281
UnitedHealth Group Inc.	86,300	25,454
Allogene Therapeutics, Inc.[2]	461,000	19,740
Abbott Laboratories	171,000	15,635
Sarepta Therapeutics, Inc.[2]	94,500	15,152
Eli Lilly and Company	88,000	14,448
Centene Corp.[2]	202,000	12,837
Illumina, Inc.[2]	34,000	12,592
Boston Scientific Corp.[2]	351,000	12,324
Other securities		76,184
		235,647

Consumer discretionary 9.09%
LVMH Moët Hennessy-Louis Vuitton SE1	74,096	32,454
Home Depot, Inc.	75,500	18,914
Flutter Entertainment PLC (EUR denominated)[1]	126,077	16,549
Alibaba Group Holding Ltd.[1,2]	553,000	14,944
Other securities		91,293
		174,154

Industrials 8.83%
Airbus SE, non-registered shares[1,2]	607,200	43,208
Lockheed Martin Corp.	66,000	24,085
CCR SA, ordinary nominative	7,680,800	20,480
Safran SA1,2	123,500	12,354
Other securities		68,940
		169,067

Communication services 7.18%
Alphabet Inc., Class A2	21,800	30,914
Alphabet Inc., Class C2	7,000	9,895
Comcast Corp., Class A	546,000	21,283
Facebook, Inc., Class A2	65,000	14,760
Other securities		60,685
		137,537

American Funds Insurance Series	47

Global Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Utilities 7.10%
E.ON SE1	3,644,000	$40,969
Enel SpA[1]	3,539,000	30,489
Ørsted AS1	215,107	24,808
Dominion Energy, Inc.	150,000	12,177
Other securities		27,512
		135,955

Energy 5.26%
Reliance Industries Ltd.[1]	1,606,099	36,300
Reliance Industries Ltd., interim shares[1,2]	107,073	1,131
EOG Resources, Inc.	652,000	33,030
Gazprom PJSC (ADR)[1]	3,431,000	18,479
Other securities		11,753
		100,693

Consumer staples 4.04%
Nestlé SA1	315,275	34,830
Other securities		42,560
		77,390

Materials 3.36%
Koninklijke DSM NV1	109,000	15,066
Fortescue Metals Group Ltd.[1]	1,441,882	13,835
Vale SA, ordinary nominative	1,320,000	13,573
Other securities		21,822
		64,296

Real estate 2.92%
Alexandria Real Estate Equities, Inc. REIT	103,000	16,712
Other securities		39,154
		55,866

Total common stocks (cost: $1,380,244,000)		1,762,294

Bonds, notes & other debt instruments 1.81%	Principal amount (000)
Corporate bonds & notes 1.81%
Communication services 1.81%
Sprint Corp. 7.25% 2021	$33,000	34,634

Total bonds, notes & other debt instruments (cost: $32,282,000)		34,634

Short-term securities 6.44%	Shares
Money market investments 6.44%
Capital Group Central Cash Fund 0.18%[3]	1,232,229	123,235

Total short-term securities (cost: $123,219,000)		123,235

Total investment securities 100.27% (cost: $1,535,745,000)		1,920,163

Other assets less liabilities (0.27)%		(5,094)

Net assets 100.00%		$1,915,069

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

48	American Funds Insurance Series

Global Growth and Income Fund

Forward currency contracts

Contract amount				Unrealized depreciation
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD7,220	AUD10,500	Standard Chartered Bank	7/10/2020	$ (27)

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $859,944,000, which represented 44.90% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviations and symbol

ADR = American Depositary Receipts

AUD = Australian dollars

CAD = Canadian dollars

EUR = Euros

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	49

Growth-Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 92.90%	Shares	Value (000)
Information technology 17.83%
Microsoft Corp.	9,389,500	$1,910,857
Broadcom Inc.	2,606,134	822,522
Intel Corp.	6,447,300	385,742
Mastercard Inc., Class A	1,269,700	375,450
Autodesk, Inc.[1]	921,000	220,294
Visa Inc., Class A	1,093,800	211,289
Accenture PLC, Class A	890,900	191,294
Adobe Inc.[1]	375,900	163,633
Other securities		1,774,661
		6,055,742

Health care 16.77%
Gilead Sciences, Inc.	11,967,500	920,779
UnitedHealth Group Inc.	2,545,641	750,837
Abbott Laboratories	6,125,669	560,070
Amgen Inc.	2,030,500	478,914
Merck & Co., Inc.	3,038,880	234,997
Seattle Genetics, Inc.[1]	1,242,606	211,144
AstraZeneca PLC[2]	1,631,800	170,110
AstraZeneca PLC (ADR)	721,200	38,144
Eli Lilly and Company	1,077,600	176,920
Other securities		2,153,303
		5,695,218

Communication services 14.54%
Facebook, Inc., Class A1	8,465,200	1,922,192
Netflix, Inc.[1]	1,945,925	885,474
Alphabet Inc., Class C1	296,784	419,537
Alphabet Inc., Class A1	288,980	409,788
Comcast Corp., Class A	10,924,800	425,849
Charter Communications, Inc., Class A1	401,569	204,816
Verizon Communications Inc.	3,001,600	165,478
Other securities		503,307
		4,936,441

Industrials 9.14%
Northrop Grumman Corp.	733,200	225,415
BWX Technologies, Inc.	3,880,911	219,815
CSX Corp.	3,131,000	218,356
L3Harris Technologies, Inc.	1,035,500	175,693
Norfolk Southern Corp.	964,300	169,302
Woodward, Inc.	2,086,500	161,808
Other securities		1,934,101
		3,104,490

Financials 8.69%
Intercontinental Exchange, Inc.	3,183,555	291,614
CME Group Inc., Class A	1,779,800	289,289
JPMorgan Chase & Co.	2,584,530	243,101
Aon PLC, Class A	1,214,800	233,970
Marsh & McLennan Companies, Inc.	2,162,201	232,155
Nasdaq, Inc.	1,719,600	205,441
Moody’s Corp.	674,558	185,321
Other securities		1,268,303
		2,949,194

Consumer discretionary 6.48%
Amazon.com, Inc.[1]	395,030	1,089,817
Lowe’s Companies, Inc.	1,360,900	183,885
Other securities		926,728
		2,200,430

50	American Funds Insurance Series

Growth-Income Fund

Common stocks	Shares	Value (000)
Consumer staples 5.98%
British American Tobacco PLC[2]	8,069,260	$310,032
British American Tobacco PLC (ADR)	479,440	18,612
Keurig Dr Pepper Inc.	8,760,935	248,811
Philip Morris International Inc.	2,743,640	192,219
Carlsberg A/S, Class B2	1,326,568	175,240
Other securities		1,087,456
		2,032,370

Materials 4.13%
Celanese Corp.	2,996,633	258,729
Linde PLC	892,800	189,372
LyondellBasell Industries NV	2,453,100	161,218
Other securities		792,562
		1,401,881

Energy 3.74%
Chevron Corp.	2,625,200	234,247
Other securities		1,034,631
		1,268,878

Utilities 2.88%
CenterPoint Energy, Inc.[3]	11,210,255	209,296
CenterPoint Energy, Inc.	1,111,000	20,742
Other securities		746,495
		976,533

Real estate 2.72%
Equinix, Inc. REIT	555,418	390,070
Crown Castle International Corp. REIT	1,418,300	237,353
Other securities		296,588
		924,011

Total common stocks (cost: $22,200,125,000)		31,545,188

Convertible stocks 0.92%
Information technology 0.26%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	78,400	87,365

Other 0.66%
Other securities		224,617

Total convertible stocks (cost: $268,527,000)		311,982

Bonds, notes & other debt instruments 0.12%	Principal amount (000)
Corporate bonds & notes 0.12%
Other 0.12%
Other securities		39,975

Total corporate bonds & notes		39,975

Total bonds, notes & other debt instruments (cost: $38,346,000)		39,975

American Funds Insurance Series	51

Growth-Income Fund

Short-term securities 6.14%	Shares	Value (000)
Money market investments 6.14%
Capital Group Central Cash Fund 0.18%[4]	20,848,370	$2,085,046

Total short-term securities (cost: $2,084,942,000)		2,085,046

Total investment securities 100.08% (cost: $24,591,940,000)		33,982,191
Other assets less liabilities (0.08)%		(27,852)

Net assets 100.00%		$33,954,339

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Common stocks 0.00%
Industrials 0.00%
BWX Technologies, Inc.[5]	5,414,670	279,000	1,812,759	3,880,911	$(16,774)	$(23,515)	$1,697	$—

[1]	Security did not produce income during the last 12 months.
[2]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $2,744,357,000, which represented 8.08% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $243,073,000, which represented .72% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 6/30/2020.
[5]	Unaffiliated issuer at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

52	American Funds Insurance Series

International Growth and Income Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 88.70%	Shares	Value (000)
Financials 18.26%
HDFC Bank Ltd.[1]	2,457,600	$35,032
Zurich Insurance Group AG1	92,200	32,470
AIA Group Ltd.[1]	2,338,600	21,766
Banco Santander, SA1	8,856,538	21,597
ING Groep NV1	2,789,300	19,377
Insurance Australia Group Ltd.[1]	3,666,000	14,654
B3 SA - Brasil, Bolsa, Balcao	1,302,000	13,190
Sberbank of Russia PJSC (ADR)[1,2]	999,000	11,350
Sony Financial Holdings Inc.[1]	410,400	9,877
Other securities		58,197
		237,510

Industrials 14.69%
Shanghai International Airport Co., Ltd., Class A1	3,091,967	31,361
Aena SME, SA, non-registered shares[1,2]	121,450	16,168
Airbus SE, non-registered shares[1,2]	216,160	15,382
ASSA ABLOY AB, Class B1	681,100	13,829
SAAB AB, Class B1,2	510,000	12,711
Singapore Technologies Engineering Ltd[1]	5,270,000	12,506
Deutsche Post AG1,2	342,000	12,476
Recruit Holdings Co., Ltd.[1]	350,100	11,968
Airports of Thailand PCL, foreign registered[1]	5,250,000	10,297
Other securities		54,440
		191,138

Health care 12.55%
Novartis AG1	502,545	43,667
Daiichi Sankyo Company, Ltd.[1]	453,000	36,995
Takeda Pharmaceutical Company, Ltd.[1]	518,353	18,500
Fresenius SE & Co. KGaA[1,2]	283,701	14,004
Chugai Pharmaceutical Company, Ltd.[1]	228,900	12,236
Aier Eye Hospital Group Co., Ltd., Class A1	1,784,955	11,008
Other securities		26,926
		163,336

Consumer discretionary 11.14%
Sony Corp.[1]	498,900	34,165
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	21,024
GVC Holdings PLC[1]	1,975,100	18,097
Galaxy Entertainment Group Ltd.[1]	2,365,000	16,058
Kering SA1	29,000	15,752
Taylor Wimpey PLC[1]	7,352,400	12,971
Alibaba Group Holding Ltd.[1,2]	430,800	11,641
Other securities		15,234
		144,942

Utilities 9.15%
E.ON SE1	3,629,500	40,806
SSE PLC[1]	1,320,450	22,295
ENN Energy Holdings Ltd.[1]	1,658,000	18,621
National Grid PLC[1]	887,664	10,870
Ørsted AS1	92,807	10,703
Other securities		15,821
		119,116

Communication services 6.65%
SoftBank Group Corp.[1]	580,800	29,265
Yandex NV, Class A2	470,000	23,509
Tencent Holdings Ltd.[1]	297,700	19,123
Other securities		14,575
		86,472

American Funds Insurance Series	53

International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Information technology 4.03%
SUMCO Corp.[1]	1,230,000	$18,830
ASML Holding NV1	47,800	17,522
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,520,000	16,085
		52,437

Consumer staples 3.89%
British American Tobacco PLC[1]	548,402	21,070
Imperial Brands PLC[1]	557,516	10,617
Other securities		18,953
		50,640

Materials 3.83%
Rio Tinto PLC[1]	243,800	13,719
UPL Ltd.[1,2]	2,118,000	11,961
Air Liquide SA, non-registered shares[1]	79,200	11,412
Other securities		12,780
		49,872

Real estate 2.80%
Sun Hung Kai Properties Ltd.[1]	1,241,000	15,816
CK Asset Holdings Ltd.[1]	2,626,000	15,615
Other securities		4,943
		36,374

Energy 1.71%
Other securities		22,204

Total common stocks (cost: $1,056,951,000)		1,154,041

Preferred securities 0.50%
Energy 0.50%
Other securities		6,478

Total preferred securities (cost: $5,126,000)		6,478

Rights & warrants 0.62%
Health care 0.62%
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,3]	958,500	5,734
Aier Eye Hospital Group Co., Ltd., Class A, warrants, expires 2021[1,2,3]	382,799	2,290
		8,024

Total rights & warrants (cost: $8,134,000)		8,024

Bonds, notes & other debt instruments 0.66%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Bonds & notes of governments & government agencies outside the U.S. 0.37%
Other securities		4,738

Corporate bonds & notes 0.29%
Health care 0.29%
Other securities		3,823

Total bonds, notes & other debt instruments (cost: $9,513,000)		8,561

54	American Funds Insurance Series

International Growth and Income Fund

Short-term securities 9.32%	Shares	Value (000)
Money market investments 9.32%
Capital Group Central Cash Fund 0.18%[4]	1,213,278	$121,340

Total short-term securities (cost: $121,328,000)		121,340

Total investment securities 99.80% (cost: $1,201,052,000)		1,298,444
Other assets less liabilities 0.20%		2,540

Net assets 100.00%		$1,300,984

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,088,755,000, which represented 83.69% of the net assets of the fund. This amount includes $1,080,727,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $9,918,000, which represented .76% of the net assets of the fund.

[4]	Rate represents the seven-day yield at 6/30/2020.

Key to abbreviation

ADR = American Depositary Receipts

See notes to financial statements.

American Funds Insurance Series	55

Capital Income Builder
Summary investment portfolio June 30, 2020	unaudited

Common stocks 70.00%	Shares	Value (000)
Health care 11.51%
Gilead Sciences, Inc.	302,403	$23,267
AbbVie Inc.	225,462	22,136
Amgen Inc.	75,995	17,924
GlaxoSmithKline PLC[1]	865,174	17,530
Novartis AG1	152,562	13,256
AstraZeneca PLC[1]	52,858	5,510
AstraZeneca PLC (ADR)	11,454	606
Other securities		10,470
		110,699

Consumer staples 9.86%
British American Tobacco PLC[1]	550,162	21,138
Philip Morris International Inc.	262,907	18,419
Coca-Cola Company	207,076	9,252
General Mills, Inc.	130,025	8,016
Nestlé SA1	58,460	6,458
Altria Group, Inc.	131,620	5,166
Other securities		26,345
		94,794

Utilities 9.02%
Dominion Energy, Inc.	177,399	14,401
National Grid PLC[1]	720,349	8,821
Iberdrola, SA, non-registered shares[1]	716,931	8,304
E.ON SE1	734,500	8,258
SSE PLC[1]	443,987	7,496
EDP - Energias de Portugal, SA1	1,291,886	6,161
Enel SpA[1]	619,762	5,339
Other securities		27,908
		86,688

Financials 9.00%
Zurich Insurance Group AG1	25,819	9,093
CME Group Inc., Class A	41,952	6,819
Münchener Rückversicherungs-Gesellschaft AG1	20,578	5,340
Truist Financial Corp.	139,222	5,228
JPMorgan Chase & Co.	50,001	4,703
DBS Group Holdings Ltd.[1]	312,400	4,673
Other securities		50,676
		86,532

Information technology 8.08%
Broadcom Inc.	84,199	26,574
Microsoft Corp.	96,458	19,630
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	790,800	8,368
Intel Corp.	82,778	4,953
Other securities		18,178
		77,703

Real estate 6.15%
Crown Castle International Corp. REIT	117,596	19,680
Digital Realty Trust, Inc. REIT	37,881	5,383
CK Asset Holdings Ltd.[1]	891,000	5,298
Other securities		28,763
		59,124

56	American Funds Insurance Series

Capital Income Builder

Common stocks	Shares	Value (000)
Energy 4.40%
Chevron Corp.	108,909	$9,718
TC Energy Corp. (CAD denominated)	133,253	5,693
TC Energy Corp.	36,765	1,576
Enbridge Inc. (CAD denominated)	216,401	6,580
Other securities		18,693
		42,260

Communication services 4.26%
Verizon Communications Inc.	143,888	7,933
BCE Inc. (CAD denominated)	179,328	7,479
Nippon Telegraph and Telephone Corp.[1]	208,800	4,861
Other securities		20,643
		40,916

Industrials 3.74%
United Parcel Service, Inc., Class B	63,582	7,069
Raytheon Technologies Corp.	80,975	4,990
Other securities		23,888
		35,947

Materials 2.91%
Dow Inc.	181,570	7,401
Other securities		20,591
		27,992

Consumer discretionary 1.07%
Other securities		10,286

Total common stocks (cost: $613,582,000)		672,941

Preferred securities 0.09%
Information technology 0.09%
Other securities		808

Total preferred securities (cost: $689,000)		808

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[2]

Total rights & warrants (cost: $0)		—	[2]

Convertible stocks 1.36%
Utilities 0.44%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	9,000	912
Other securities		3,302
		4,214

Information technology 0.42%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	3,638	4,054

Real estate 0.15%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	968	1,438

American Funds Insurance Series	57

Capital Income Builder

Convertible stocks (continued)	Shares	Value (000)
Other 0.35%
Other securities		$3,389

Total convertible stocks (cost: $12,012,000)		13,095

Convertible bonds & notes 0.06%	Principal amount (000)
Consumer discretionary 0.06%
Other securities		544

Total convertible bonds & notes (cost: $541,000)		544

Bonds, notes & other debt instruments 24.34%
U.S. Treasury bonds & notes 8.96%
U.S. Treasury 8.11%
U.S. Treasury 0.125% 2022	$20,800	20,788
U.S. Treasury 0.375% 2025	13,757	13,819
U.S. Treasury 2.00% 2025[3]	13,200	14,334
U.S. Treasury 1.875% 2026	6,300	6,849
U.S. Treasury 0.13%–2.00% 2022–2050[3]	21,458	22,216
		78,006

U.S. Treasury inflation-protected securities 0.85%
U.S. Treasury Inflation-Protected Securities 0.13%–0.25% 2025–2050[3,4]	7,611	8,156

Total U.S. Treasury bonds & notes		86,162

Mortgage-backed obligations 7.22%
Federal agency mortgage-backed obligations 6.75%
Fannie Mae Pool #MA4042 2.00% 2035[5]	15,895	16,458
Fannie Mae Pool #CA5540 3.00% 2050[5]	5,581	5,932
Fannie Mae 3.50%–5.00% 2033–2049[5]	4,496	4,901
Freddie Mac Pool #SD7512 3.00% 2050[5]	7,699	8,199
Freddie Mac 3.50%–4.50% 2048–2049[5]	1,453	1,576
Uniform Mortgage-Backed Security 3.50% 2050[5,6]	10,080	10,601
Uniform Mortgage-Backed Securities 2.50%–3.00% 2035[5,6]	4,125	4,319
Other securities		12,852
		64,838

Other 0.47%
Other securities		4,574

Total mortgage-backed obligations		69,412

Corporate bonds & notes 6.98%
Utilities 1.01%
Virginia Electric and Power Co. 4.00% 2046	85	102
Other securities		9,599
		9,701

Health care 1.01%
AbbVie Inc. 2.95%–4.25% 2026–2049[7]	461	515
Amgen Inc. 3.375% 2050	150	165
Novartis Capital Corp. 1.75%–2.00% 2025–2027	328	345
Other securities		8,628
		9,653

58	American Funds Insurance Series

Capital Income Builder

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Consumer staples 0.50%
British American Tobacco PLC 3.22%–4.91% 2026–2049	$1,540	$1,705
Philip Morris International Inc. 3.375% 2029	450	512
Other securities		2,534
		4,751

Information technology 0.40%
Broadcom Corp. 3.875% 2027	370	400
Broadcom Inc. 5.00% 2030[7]	805	927
Other securities		2,507
		3,834

Other 4.06%
Other securities		39,138

Total corporate bonds & notes		67,077

Bonds & notes of governments & government agencies outside the U.S. 0.14%
Bonds & notes of governments & government agencies outside the U.S. 0.14%
Other securities		1,339

Other bonds & notes 1.04%
Other securities		10,027

Total bonds, notes & other debt instruments (cost: $225,620,000)		234,017

Short-term securities 5.56%	Shares
Money market investments 5.56%
Capital Group Central Cash Fund 0.18%[8]	500,631	50,070
Goldman Sachs Financial Square Government Fund 0.15%[8,9]	3,395,926	3,396
		53,466

Total short-term securities (cost: $53,463,000)		53,466

Total investment securities 101.41% (cost: $905,907,000)		974,871
Other assets less liabilities (1.41)%		(13,570)

Net assets 100.00%		$961,301

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes securities on loan. The total value of securities on loan was $3,593,000, which represented .37% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

American Funds Insurance Series	59

Capital Income Builder

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000) [11]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	130	September 2020	$(32,500)	$(32,414)	$(12)
90 Day Euro Dollar Futures	Short	80	March 2021	(20,000)	(19,960)	(7)
90 Day Euro Dollar Futures	Short	168	March 2022	(42,000)	(41,924)	(15)
2 Year U.S. Treasury Note Futures	Long	15	October 2020	3,000	3,312	1
5 Year U.S. Treasury Note Futures	Long	91	October 2020	9,100	11,442	30
10 Year U.S. Treasury Note Futures	Short	23	September 2020	(2,300)	(3,201)	(12)
10 Year Ultra U.S. Treasury Note Futures	Short	31	September 2020	(3,100)	(4,882)	(24)
20 Year U.S. Treasury Bond Futures	Long	7	September 2020	700	1,250	18
30 Year Ultra U.S. Treasury Bond Futures	Long	56	September 2020	5,600	12,217	114

						$93

Forward currency contracts

Contract amount				Unrealized depreciation at 6/30/2020 (000)
Purchases (000)	Sales (000)	Counterparty	Settlement date
MXN2,100	USD95	Goldman Sachs	7/20/2020	$ (4)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
U.S. EFFR	0.11%	5/18/2024	$6,200	$— [2]	$—	$— [2]
3-month USD-LIBOR	0.337%	5/18/2025	21,500	(19)	—	(19)
U.S. EFFR	0.1275%	6/25/2025	2,700	(6)	—	(6)
U.S. EFFR	0.0975%	6/30/2025	1,460	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,190	(1)	—	(1)
U.S. EFFR	0.105%	6/30/2025	2,700	(2)	—	(2)
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	26	—	26
3-month USD-LIBOR	0.807%	5/18/2050	1,800	55	—	55

					$—	$52

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
5.00%/Quarterly	CDX.NA.HY.25	6/20/2025	$3,444	$(24)	$(251)	$ 227

60	American Funds Insurance Series

Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $273,388,000, which represented 28.44% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,514,000, which represented .26% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $22,007,000, which represented 2.29% of the net assets of the fund.

[8]	Rate represents the seven-day yield at 6/30/2020.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$= U.S. dollars

See notes to financial statements.

American Funds Insurance Series	61

Asset Allocation Fund

Summary investment portfolio June 30, 2020	unaudited

Common stocks 59.62%	Shares	Value (000)
Information technology 14.52%
Microsoft Corp.	5,441,900	$1,107,481
Broadcom Inc.	1,490,000	470,259
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	6,056,700	343,839
ASML Holding NV (New York registered) (ADR)	795,900	292,915
ASML Holding NV1	70,000	25,661
MKS Instruments, Inc.	2,200,000	249,128
VeriSign, Inc.[2]	1,100,000	227,513
Dell Technologies Inc., Class C2	3,250,000	178,555
Other securities		938,740
		3,834,091

Health care 11.48%
Johnson & Johnson	3,885,000	546,348
UnitedHealth Group Inc.	1,322,300	390,012
Humana Inc.	965,000	374,179
Gilead Sciences, Inc.	3,647,800	280,662
Cigna Corp.	1,275,000	239,254
Abbott Laboratories	2,200,000	201,146
Thermo Fisher Scientific Inc.	507,000	183,706
Vertex Pharmaceuticals Inc.[2]	550,000	159,670
Other securities		655,341
		3,030,318

Financials 9.23%
Chubb Ltd.	2,200,000	278,564
First Republic Bank	1,980,000	209,860
CME Group Inc., Class A	977,200	158,834
Apollo Global Management, Inc., Class A	2,769,732	138,265
Bank of America Corp.	5,750,000	136,563
JPMorgan Chase & Co.	1,400,000	131,684
Other securities		1,383,859
		2,437,629

Consumer discretionary 5.26%
Amazon.com, Inc.[2]	171,400	472,862
Home Depot, Inc.	1,113,000	278,818
Aramark	8,000,000	180,560
Other securities		456,858
		1,389,098

Consumer staples 4.83%
Philip Morris International Inc.	7,343,000	514,451
Nestlé SA1	3,130,000	345,787
Nestlé SA (ADR)	900,000	99,396
Altria Group, Inc.	3,300,000	129,525
Other securities		184,718
		1,273,877

Industrials 4.16%
Northrop Grumman Corp.	1,249,400	384,115
Lockheed Martin Corp.	663,000	241,942
CSX Corp.	2,038,000	142,130
L3Harris Technologies, Inc.	791,100	134,226
Other securities		195,431
		1,097,844

Communication services 3.72%
Charter Communications, Inc., Class A2	727,126	370,863
Facebook, Inc., Class A2	952,100	216,194
Other securities		394,665
		981,722

62	American Funds Insurance Series

Asset Allocation Fund

Common stocks	Shares	Value (000)
Materials 2.86%
Dow Inc.	4,800,000	$195,648
LyondellBasell Industries NV	2,368,100	155,631
Other securities		404,438
		755,717

Utilities 1.48%
Enel SpA[1]	24,000,000	206,764
CMS Energy Corp.	2,284,700	133,472
Other securities		49,295
		389,531

Energy 1.28%
Other securities		337,131

Real estate 0.80%
Crown Castle International Corp. REIT	755,000	126,349
Other securities		84,827
		211,176

Total common stocks (cost: $10,640,057,000)		15,738,134

Rights & warrants 0.00%
Other 0.00%
Other securities		133

Total rights & warrants (cost: $181,000)		133

Convertible stocks 0.63%
Information technology 0.25%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	66,861

Other 0.38%
Other securities		100,262

Total convertible stocks (cost: $154,257,000)		167,123

Convertible bonds & notes 0.00%	Principal amount (000)
Communication services 0.00%
Other securities		71

Total convertible bonds & notes (cost: $101,000)		71

Bonds, notes & other debt instruments 33.05%
Corporate bonds & notes 13.30%
Financials 2.36%
ACE INA Holdings Inc. 2.30%–4.35% 2020–2045	$7,405	8,053
Other securities		615,296
		623,349

Health care 1.99%
UnitedHealth Group Inc. 2.38%–4.45% 2024–2048	14,200	17,007
Other securities		510,034
		527,041

American Funds Insurance Series	63

Asset Allocation Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Utilities 1.78%
Other securities		$470,370

Communication services 1.39%
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80%–5.75% 2025–2051[3]	$32,594	33,583
Other securities		333,739
		367,322

Industrials 1.04%
Northrop Grumman Corp. 2.55%–5.25% 2022–2050	13,454	15,313
Other securities		258,848
		274,161

Consumer discretionary 0.92%
Amazon.com, Inc. 1.50%–2.80% 2023–2060	11,555	11,823
Home Depot, Inc. 2.70%–4.50% 2028–2050	19,294	22,364
Other securities		209,411
		243,598

Consumer staples 0.82%
Nestlé Holdings, Inc. 3.35% 2023[3]	750	816
Philip Morris International Inc. 1.88%–3.38% 2021–2030	13,663	14,607
Other securities		200,236
		215,659

Information technology 0.80%
Broadcom Corp. 3.875% 2027	3,060	3,311
Broadcom Inc. 3.13%–5.00% 2022–2030[3]	45,777	51,495
Broadcom Ltd. 3.50%–3.63% 2024–2028	2,187	2,329
Microsoft Corp. 2.53%–4.20% 2027–2050	11,250	13,861
Other securities		141,396
		212,392

Other 2.20%
Other securities		578,658

Total corporate bonds & notes		3,512,550

U.S. Treasury bonds & notes 10.32%
U.S. Treasury 8.67%
U.S. Treasury 2.50% 2021	200,000	202,718
U.S. Treasury 2.50% 2024	225,000	243,475
U.S. Treasury 1.375% 2025	131,900	138,562
U.S. Treasury 0.625% 2030	174,477	173,945
U.S. Treasury 2.375% 2049[4]	103,700	128,014
U.S. Treasury 2.00% 2050[4]	131,548	150,590
U.S. Treasury 0.13%–3.00% 2020–2049[4]	1,195,247	1,252,209
		2,289,513

U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 1.00% 2049[4,5]	100,974	135,026
U.S. Treasury Inflation-Protected Securities 0.13%–1.00% 2024–2050[4,5]	278,644	300,565
		435,591

Total U.S. Treasury bonds & notes		2,725,104

Mortgage-backed obligations 8.55%
Federal agency mortgage-backed obligations 8.24%
Fannie Mae 0%–7.50% 2021–2049[6,7]	284,078	304,340
Government National Mortgage Assn. 2.50% 2050[6,8]	127,582	133,981
Government National Mortgage Assn. 3.00%–4.50% 2048–2050[6,8]	333,349	353,346
Uniform Mortgage-Backed Security 2.50% 2050[6,8]	213,217	221,323

64	American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.00% 2050[6,8]	$203,153	$213,613
Uniform Mortgage-Backed Security 3.50% 2050[6,8]	147,711	155,364
Uniform Mortgage-Backed Securities 2.00%–4.50% 2035–2050[6,8]	386,355	404,676
Other securities		387,369
		2,174,012

Other 0.31%
Other securities		82,566

Total mortgage-backed obligations		2,256,578

Federal agency bonds & notes 0.05%
Fannie Mae 1.875% 2026	13,000	14,005

Other 0.83%
Other securities		217,692

Total bonds, notes & other debt instruments (cost: $8,377,384,000)		8,725,929

Short-term securities 11.51%	Shares
Money market investments 11.51%
Capital Group Central Cash Fund 0.18%[9]	29,928,879	2,993,187
Goldman Sachs Financial Square Government Fund 0.15%[9,10]	45,304,569	45,304
		3,038,491

Total short-term securities (cost: $3,038,192,000)		3,038,491

Total investment securities 104.81% (cost: $22,210,172,000)		27,669,881
Other assets less liabilities (4.81)%		(1,271,034)

Net assets 100.00%		$26,398,847

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $38,597,000, which represented .15% of the net assets of the fund. Some securities in “Other securities” (with an aggregate value of $9,374,000, an aggregate cost of $9,168,000, and which represented .04% of the net assets of the fund) were acquired from 9/26/2013 to 9/4/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

American Funds Insurance Series	65

Asset Allocation Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[11]	Value at 6/30/2020 (000)	[12]	Unrealized appreciation (depreciation) at 6/30/2020 (000)

2 Year U.S. Treasury Note Futures	Long	3,513	October 2020	$ 702,600		$ 775,769		$121
5 Year U.S. Treasury Note Futures	Long	1,746	October 2020	174,600		219,546		568
10 Year U.S. Treasury Note Futures	Long	35	September 2020	3,500		4,871		19
10 Year Ultra U.S. Treasury Note Futures	Short	1,117	September 2020	(111,700)		(175,910)		(726)
20 Year U.S. Treasury Bond Futures	Long	911	September 2020	91,100		162,670		709
30 Year Ultra U.S. Treasury Bond Futures	Long	280	September 2020	28,000		61,084		57

								$748

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)

1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$100	$1	$1	$—	[13]

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Common stocks 0.29%
Information technology 0.00%
MKS Instruments, Inc.[14]	2,800,000	200,000	800,000	2,200,000	$13,498	$967	$1,160	$—
Health care 0.04%
NuCana PLC (ADR)[2,15]	1,189,677	742,476	—	1,932,153	—	(694)	—	10,434
Consumer discretionary 0.25%
Kontoor Brands, Inc.	3,250,000	450,000	—	3,700,000	—	(79,883)	1,820	65,897

Total 0.29%					$13,498	$(79,610)	$2,980	$76,331

66	American Funds Insurance Series

Asset Allocation Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,138,575,000, which represented 4.31% of the net assets of the fund. This amount includes $1,119,010,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,109,444,000, which represented 4.20% of the net assets of the fund.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,317,000, which represented .04% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Notional amount is calculated based on the number of contracts and notional contract size.
[12]	Value is calculated based on the notional amount and current market price.
[13]	Amount less than one thousand.
[14]	Unaffiliated issuer at 6/30/2020.
[15]

All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $47,984,000, which represented .18% of the net assets of the fund. Refer to Note 5 for more information on securities lending.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	67

Global Balanced Fund
Summary investment portfolio June 30, 2020	unaudited

Common stocks 58.88%	Shares	Value (000)
Information technology 13.45%
ASML Holding NV1	32,700	$11,986
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	860,000	9,101
Broadcom Inc.	26,895	8,488
Microsoft Corp.	40,420	8,226
PagSeguro Digital Ltd., Class A2	154,528	5,461
Tokyo Electron Ltd.[1]	11,800	2,896
Visa Inc., Class A	14,600	2,820
Keyence Corp.[1]	5,800	2,422
Other securities		4,189
		55,589

Health care 11.13%
AstraZeneca PLC[1]	102,050	10,638
Merck & Co., Inc.	116,325	8,995
Humana Inc.	14,800	5,739
Coloplast A/S, Class B1	23,150	3,589
Fisher & Paykel Healthcare Corp. Ltd.[1]	134,000	3,099
Pfizer Inc.	78,500	2,567
UnitedHealth Group Inc.	8,045	2,373
Other securities		9,011
		46,011

Consumer staples 8.31%
Philip Morris International Inc.	110,300	7,728
Nestlé SA1	59,100	6,529
British American Tobacco PLC[1]	156,300	6,005
Altria Group, Inc.	131,700	5,169
Keurig Dr Pepper Inc.	106,000	3,010
Other securities		5,883
		34,324

Financials 7.35%
Zurich Insurance Group AG1	13,940	4,909
Berkshire Hathaway Inc., Class A2	16	4,277
JPMorgan Chase & Co.	43,800	4,120
B3 SA - Brasil, Bolsa, Balcao	376,000	3,809
BlackRock, Inc.	5,730	3,118
S&P Global Inc.	8,000	2,636
Other securities		7,504
		30,373

Industrials 5.82%
Lockheed Martin Corp.	7,300	2,664
SMC Corp.[1]	5,000	2,552
Boeing Company	12,700	2,328
Other securities		16,515
		24,059

Consumer discretionary 4.40%
Home Depot, Inc.	20,475	5,129
Amazon.com, Inc.[2]	1,375	3,793
Alibaba Group Holding Ltd.[1,2]	109,600	2,962
Ocado Group PLC[1,2]	109,500	2,749
LVMH Moët Hennessy-Louis Vuitton SE1	5,765	2,525
Other securities		1,012
		18,170

68	American Funds Insurance Series

Global Balanced Fund

Common stocks	Shares	Value (000)
Real estate 2.90%
Crown Castle International Corp. REIT	23,940	$4,006
Equinix, Inc. REIT	3,755	2,637
American Tower Corp. REIT	9,800	2,534
Other securities		2,810
		11,987

Materials 2.57%
Givaudan SA1	815	3,031
Other securities		7,610
		10,641

Communication services 2.24%
Alphabet Inc., Class C2	2,160	3,053
Verizon Communications Inc.	49,500	2,729
Nintendo Co., Ltd.[1]	5,700	2,536
Other securities		955
		9,273
Other 0.71%
Other securities		2,918

Total common stocks (cost: $183,353,000)		243,345

Bonds, notes & other debt instruments 36.11%	Principal amount (000)
U.S. Treasury bonds & notes 14.20%
U.S. Treasury 12.41%
U.S. Treasury 0.375% 2022	$9,765	9,802
U.S. Treasury 0.50% 2025	9,785	9,888
U.S. Treasury 1.50% 2030[3]	14,168	15,312
U.S. Treasury 2.375% 2049[3]	6,898	8,515
U.S. Treasury 1.88%–2.88% 2022–2050[3]	6,900	7,789
		51,306

U.S. Treasury inflation-protected securities 1.79%
U.S. Treasury Inflation-Protected Security 0.875% 2029[4]	3,352	3,825
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2029–2049[3,4]	2,818	3,558
		7,383

Total U.S. Treasury bonds & notes		58,689

Bonds & notes of governments & government agencies outside the U.S. 14.14%
Germany (Federal Republic of) 0%–0.50% 2025–2050[4]	€3,639	4,289
Japan, Series 346, 0.10% 2027	¥304,250	2,856
Japan, Series 358, 0.10% 2030	488,100	4,555
Japan 0.10%–1.70% 2020–2044[4]	988,369	9,557
Other securities		37,193
		58,450

Corporate bonds & notes 6.06%
Financials 1.47%
JPMorgan Chase & Co. 2.55%–4.49% 2021–2031[5]	484	547
Other securities		5,531
		6,078

Utilities 1.31%
Berkshire Hathaway Energy Co. 3.70% 2030[6]	25	29
Other securities		5,367
		5,396

American Funds Insurance Series	69

Global Balanced Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 0.79%
AstraZeneca PLC 3.50% 2023	¥150	$162
Other securities		3,118
		3,280

Consumer discretionary 0.57%
Amazon.com, Inc. 2.50%–3.15% 2024–2050	525	552
Other securities		1,791
		2,343

Consumer staples 0.45%
Altria Group, Inc. 1.00%–2.20% 2023–2027	€380	445
British American Tobacco PLC 3.22%–4.76% 2026–2049	$380	413
Reynolds American Inc. 4.00% 2022	15	16
Other securities		981
		1,855

Information technology 0.16%
Broadcom Inc. 3.15%–4.15% 2025–2030[6]	140	151
Microsoft Corp. 2.40% 2026	187	204
Other securities		311
		666

Other 1.31%
Other securities		5,425

Total corporate bonds & notes		25,043

Mortgage-backed obligations 1.64%
Federal agency mortgage-backed obligations 1.10%
Uniform Mortgage-Backed Security 2.50% 2050[7,8]	2,653	2,754
Uniform Mortgage-Backed Securities 3.50%–4.00% 2050[7,8]	1,321	1,395
Other securities		351
		4,500

Other mortgage-backed securities 0.54%
Other securities		2,285

Total mortgage-backed obligations		6,785

Other 0.07%
Other securities		287

Total bonds, notes & other debt instruments (cost: $145,164,000)		149,254

Short-term securities 5.67%
Money market investments 5.67%
Capital Group Central Cash Fund 0.18%[9]	234,095	23,412

Total short-term securities (cost: $23,409,000)		23,412

Total investment securities 100.66% (cost: $351,926,000)		416,011

Other assets less liabilities (0.66)%		(2,723)

Net assets 100.00%		$413,288

70	American Funds Insurance Series

Global Balanced Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 6/30/2020 (000)	[11]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	15	October 2020	$1,500		$1,886		$6
10 Year Ultra U.S. Treasury Note Futures	Short	6	September 2020	(600)		(945)		(5)
								$1

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
CZK12,000	EUR445	JPMorgan Chase	7/2/2020	$6
EUR451	CZK12,000	JPMorgan Chase	7/2/2020	— [12]
JPY72,000	USD663	Goldman Sachs	7/6/2020	4
GBP30	USD37	Barclays Bank PLC	7/6/2020	— [12]
GBP205	USD258	HSBC Bank	7/6/2020	(4)
CAD1,400	USD1,037	Morgan Stanley	7/6/2020	(5)
JPY66,000	USD619	Bank of America	7/6/2020	(7)
USD500	CZK11,700	Standard Chartered Bank	7/9/2020	7
JPY107,900	USD994	Barclays Bank PLC	7/9/2020	6
EUR900	USD1,008	Bank of New York Mellon	7/9/2020	4
CZK11,700	EUR440	Standard Chartered Bank	7/9/2020	(1)
CZK5,450	USD232	HSBC Bank	7/9/2020	(2)
EUR217	USD246	HSBC Bank	7/9/2020	(2)
USD510	CAD700	Citibank	7/9/2020	(6)
USD957	CNH6,860	UBS AG	7/9/2020	(12)
USD490	ILS1,700	Bank of America	7/10/2020	(1)
USD245	MXN5,500	Citibank	7/13/2020	6
USD11	ZAR180	Standard Chartered Bank	7/13/2020	— [12]
ILS2,000	USD579	Standard Chartered Bank	7/13/2020	(2)
EUR400	USD452	Citibank	7/13/2020	(3)
EUR1,241	USD1,403	JPMorgan Chase	7/13/2020	(9)
MXN8,300	USD382	Citibank	7/13/2020	(22)
USD513	JPY55,000	Goldman Sachs	7/14/2020	4
EUR1,594	USD1,811	Barclays Bank PLC	7/14/2020	(20)
USD522	ILS1,800	JPMorgan Chase	7/15/2020	2
USD118	JPY12,600	Citibank	7/15/2020	1
EUR400	USD456	Morgan Stanley	7/15/2020	(6)
CAD2,335	USD1,731	HSBC Bank	7/15/2020	(11)
NOK10,850	USD1,148	HSBC Bank	7/15/2020	(21)
KRW341,300	USD283	Standard Chartered Bank	7/16/2020	1
GBP200	EUR222	Goldman Sachs	7/16/2020	(2)
USD280	KRW341,285	JPMorgan Chase	7/16/2020	(3)
GBP726	USD910	Citibank	7/16/2020	(10)
ILS2,600	USD745	HSBC Bank	7/17/2020	6
AUD775	USD530	UBS AG	7/17/2020	5
USD245	MXN5,550	JPMorgan Chase	7/17/2020	4
CAD10	USD7	Standard Chartered Bank	7/17/2020	— [12]
EUR460	USD519	Morgan Stanley	7/17/2020	(2)

American Funds Insurance Series	71

Global Balanced Fund

Forward currency contracts (continued)

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
GBP200	USD251	Bank of New York Mellon	7/17/2020	$(3)
PLN1,400	USD357	Citibank	7/17/2020	(3)
USD708	MXN15,615	Goldman Sachs	7/20/2020	31
USD152	CNH1,080	Standard Chartered Bank	7/20/2020	— [12]
EUR615	USD693	Bank of New York Mellon	7/20/2020	(2)
USD61	BRL300	JPMorgan Chase	7/21/2020	6
BRL48	USD9	Standard Chartered Bank	7/21/2020	— [12]
USD859	ILS2,960	Standard Chartered Bank	7/22/2020	4
USD233	MYR1,000	Standard Chartered Bank	7/22/2020	— [12]
MYR1,000	USD234	Standard Chartered Bank	7/22/2020	(1)
USD217	ZAR3,800	HSBC Bank	7/22/2020	(1)
USD476	BRL2,536	JPMorgan Chase	7/23/2020	10
USD337	EUR300	Morgan Stanley	7/23/2020	(1)
USD352	PLN1,400	Bank of America	7/23/2020	(2)
USD397	MYR1,700	Standard Chartered Bank	7/27/2020	1
CZK12,000	EUR450	JPMorgan Chase	8/7/2020	— [12]
USD165	BRL900	JPMorgan Chase	8/7/2020	(1)

				$(57)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF1,141,000	$(5)	$—	$(5)
1.01%	6-month HUF-BUBOR	2/25/2022	600,000	12	—	12
0.965%	6-month HUF-BUBOR	2/26/2022	895,000	16	—	16
(0.0955)%	6-month EURIBOR	7/22/2024	€2,200	13	—	13
6-month HUF-BUBOR	1.39%	11/11/2029	HUF161,000	(5)	—	(5)
6-month HUF-BUBOR	1.80%	1/22/2030	95,000	(14)	—	(14)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN2,400	(73)	—	(73)
6-month HUF-BUBOR	1.845%	2/25/2030	HUF136,500	(22)	—	(22)
6-month HUF-BUBOR	1.79%	2/26/2030	136,500	(20)	—	(20)

					$—	$(98)

72	American Funds Insurance Series

Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $113,585,000, which represented 27.48% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $114,000, which represented .03% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $8,885,000, which represented 2.15% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.
[12]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD = Canadian dollars

CNH = Chinese yuan renminbi

CZK = Czech korunas

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

GBP = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

JPY/¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

TBA = To-be-announced

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	73

Bond Fund

Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 97.67%	Principal amount (000)	Value (000)
Corporate bonds & notes 38.25%
Financials 9.60%
Intesa Sanpaolo SpA 5.017% 2024[1]	$67,843	$69,554
Intesa Sanpaolo SpA 3.38%–5.71% 2023–2028[1]	32,991	34,477
Other securities		891,606
		995,637
Energy 5.63%
Petróleos Mexicanos 6.875% 2026	43,810	41,495
Other securities		542,736
		584,231
Utilities 5.08%
Edison International 3.13%–5.75% 2022–2028	16,750	17,936
Pacific Gas and Electric Co. 1.75%–6.35% 2020–2050[2]	109,876	115,412
Southern California Edison Co. 2.85%–5.95% 2021–2050	106,765	125,398
Other securities		268,112
		526,858
Health care 4.73%
Teva Pharmaceutical Finance Co. BV 2.80% 2023	56,064	53,136
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	39,351
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	120,655	120,454
Other securities		277,418
		490,359

Consumer discretionary 4.06%
Other securities		421,476

Consumer staples 2.58%
Other securities		267,256

Communication services 2.20%
Other securities		227,753

Industrials 1.97%
Other securities		204,372

Information technology 1.80%
Broadcom Corp. 3.875% 2027	14,860	16,078
Broadcom Inc. 4.25% 2026[1]	41,375	46,105
Broadcom Inc. 4.75% 2029[1]	61,009	69,289
Broadcom Inc. 3.15%–3.63% 2024–2025[1]	8,000	8,577
Other securities		46,156
		186,205

Other 0.60%
Other securities		62,253

Total corporate bonds & notes		3,966,400

Mortgage-backed obligations 28.50%
Federal agency mortgage-backed obligations 27.63%
Fannie Mae Pool #AJ9355 3.00% 2027[3]	107	112
Fannie Mae Pool #CA0858 3.50% 2047[3]	47,482	50,189
Fannie Mae Pool #FM0007 3.50% 2049[3]	40,442	43,476
Fannie Mae Pool #CA5912 2.50% 2050[3]	124,753	130,884
Fannie Mae Pool #CA5701 2.50% 2050[3]	114,562	120,452

74	American Funds Insurance Series

Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Fannie Mae 3.00%–9.12% 2023–2059[3,4]	$312,064	$334,966
Freddie Mac 3.50% 2047[3]	44,237	46,752
Freddie Mac 3.50% 2047[3]	43,947	46,528
Freddie Mac Pool #SD7509 3.00% 2049[3]	57,549	61,310
Freddie Mac Pool #QA4673 3.00% 2049[3]	46,062	49,460
Freddie Mac Pool #SD7514 3.50% 2050[3]	47,392	50,886
Freddie Mac 0%–5.50% 2021–2050[3,4]	286,957	309,401
Government National Mortgage Assn. 2.50% 2050[3,5]	173,100	181,782
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[3]	55,134	58,510
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[3]	60,402	65,661
Government National Mortgage Assn. 4.00%–5.00% 2049[3]	38,263	40,796
Uniform Mortgage-Backed Security 2.00% 2035[3,5]	297,150	306,877
Uniform Mortgage-Backed Security 2.50% 2035[3,5]	334,518	349,622
Uniform Mortgage-Backed Security 2.50% 2050[3,5]	192,804	200,135
Uniform Mortgage-Backed Security 3.00% 2050[3,5]	100,000	105,149
Uniform Mortgage-Backed Security 4.00% 2050[3,5]	183,583	194,533
Uniform Mortgage-Backed Security 4.50% 2050[3,5]	66,937	71,931
Uniform Mortgage-Backed Securities 3.00%–3.50% 2035–2050[3,5]	18,090	19,022
Other securities		26,478
		2,864,912
Other 0.87%
Other securities		90,131

Total mortgage-backed obligations		2,955,043

U.S. Treasury bonds & notes 22.97%
U.S. Treasury 19.66%
U.S. Treasury 2.625% 2023	70,000	75,928
U.S. Treasury 2.75% 2023	173,600	186,240
U.S. Treasury 2.125% 2024	72,100	77,834
U.S. Treasury 2.125% 2024[6]	72,100	77,643
U.S. Treasury 0.25% 2025	140,050	139,869
U.S. Treasury 0.25% 2025	81,433	81,283
U.S. Treasury 0.375% 2025	70,600	70,917
U.S. Treasury 2.875% 2025[6]	96,200	108,665
U.S. Treasury 2.875% 2025	72,100	81,065
U.S. Treasury 1.375% 2026[6]	75,000	79,349
U.S. Treasury 1.625% 2026	50,000	53,681
U.S. Treasury 1.75% 2026	40,800	44,188
U.S. Treasury 0.50% 2027[6]	212,200	212,476
U.S. Treasury 2.25% 2027[6]	120,200	135,338
U.S. Treasury 2.25% 2027[6]	72,100	80,521
U.S. Treasury 2.875% 2028	72,100	85,376
U.S. Treasury 1.125% 2040	88,288	87,460
U.S. Treasury 2.25% 2049[6]	51,052	61,375
U.S. Treasury 3.00% 2049[6]	150,000	207,033
U.S. Treasury 1.25%–8.75% 2020–2050[6]	81,781	92,419
		2,038,660
U.S. Treasury inflation-protected securities 3.31%
U.S. Treasury Inflation-Protected Security 0.375% 2027[6,7]	78,626	85,537
U.S. Treasury Inflation-Protected Security 0.50% 2028[6,7]	77,974	85,561
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	106,447	142,344
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	26,433	29,712
		343,154

Total U.S. Treasury bonds & notes		2,381,814

American Funds Insurance Series	75

Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 3.32%
Italy (Republic of) 0.95% 2023	€45,000	$51,552
Japan, Series 20, 0.10% 2025[7]	¥11,441,250	105,411
Other securities		187,525
		344,488
Asset-backed obligations 2.26%
Other securities		234,532

Municipals 2.25%
Illinois 2.00%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	$22,553	22,791
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,310	109,019
G.O. Bonds, Series 2013-B, 4.11% 2022	750	743
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,104
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,441
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,361
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	3,892	3,926
Other securities		62,830
		207,215
Other 0.25%
Other securities		25,975

Total municipals		233,190

Federal agency bonds & notes 0.12%
Fannie Mae 2.125% 2026	11,910	12,984

Total bonds, notes & other debt instruments (cost: $9,593,431,000)		10,128,451

Common stocks 0.00%	Shares
Other 0.00%
Other securities		55

Total common stocks (cost: $605,000)		55

Rights & warrants 0.00%
Energy 0.00%
Other securities		—	[8]

Total rights & warrants (cost: $18,000)		—	[8]

Short-term securities 15.05%
Money market investments 15.05%
Capital Group Central Cash Fund 0.18%[9]	15,608,123	1,560,968

Total short-term securities (cost: $1,561,082,000)		1,560,968

Total investment securities 112.72% (cost: $11,155,136,000)		11,689,474
Other assets less liabilities (12.72)%		(1,319,171)

Net assets 100.00%		$10,370,303

76	American Funds Insurance Series

Bond Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $1,729,000, which represented .02% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [10]	Value at 6/30/2020 (000) [11]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	8,002	March 2022	$(2,000,500)	$(1,996,899)	$(1,117)
2 Year U.S. Treasury Note Futures	Long	4,554	October 2020	910,800	1,005,651	158
5 Year Euro-Bobl Futures	Short	1,473	September 2020	€(147,300)	(223,380)	(1,060)
5 Year U.S. Treasury Note Futures	Long	18,481	October 2020	$1,848,100	2,323,841	6,308
10 Year Euro-Bund Futures	Short	496	September 2020	€(49,600)	(98,367)	(1,054)
10 Year U.S. Treasury Note Futures	Short	1,329	September 2020	$(132,900)	(184,959)	(1,365)
10 Year Ultra U.S. Treasury Note Futures	Short	3,029	September 2020	(302,900)	(477,020)	(2,235)
30 Year Euro-Buxl Futures	Long	245	September 2020	€24,500	60,546	1,423
30 Year Ultra U.S. Treasury Bond Futures	Long	90	September 2020	$9,000	19,634	172

						$1,230

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD34,862	MXN755,000	Goldman Sachs	7/6/2020	$2,038
USD122,735	EUR109,250	Citibank	7/6/2020	(22)
USD98,493	JPY10,730,000	Standard Chartered Bank	7/9/2020	(892)
USD13,461	JPY1,445,000	Morgan Stanley	7/16/2020	76
USD51,859	EUR46,000	Bank of New York Mellon	7/20/2020	155
KRW37,816,057	USD31,778	JPMorgan Chase	7/24/2020	(338)
KRW112,842,000	USD93,109	Morgan Stanley	7/27/2020	710

				$1,727

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$31,600	$(2,280)	$—	$(2,280)
3-month USD-LIBOR	2.194%	3/29/2024	31,900	(2,317)	—	(2,317)
3-month USD-LIBOR	2.21875%	3/29/2024	33,500	(2,464)	—	(2,464)
3-month USD-LIBOR	2.3105%	5/3/2024	275,590	(21,654)	—	(21,654)
6-month EURIBOR	0.9852%	10/17/2024	€25,000	(1,655)	—	(1,655)
6-month JPY-LIBOR	0.0875%	3/10/2026	¥11,100,000	(652)	—	(652)
6-month JPY-LIBOR	0.58295%	3/23/2046	2,000,000	(1,380)	—	(1,380)
0.64355%	6-month JPY-LIBOR	4/27/2046	2,000,000	1,663	—	1,663

					$—	$(30,739)

American Funds Insurance Series	77

Bond Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,393,295,000, which represented 13.44% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,605,000, which represented .19% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 6/30/2020.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbols

EUR/€ = Euros

EURIBOR = Euro Interbank Offered Rate

G.O. = General Obligation

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

78	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.43%	Principal amount (000)		Value (000)
Euros 18.52%
Belgium (Kingdom of) 0% 2027		€9,160	$10,518
Belgium (Kingdom of) 0.80%–0.80% 2027–2028		9,810	11,948
Germany (Federal Republic of) 0% 2030		9,000	10,609
Germany (Federal Republic of) 0%–0.50% 2026–2050[1]		11,882	14,602
Goldman Sachs Group, Inc. 3.375% 2025[2]		5,000	6,271
Greece (Hellenic Republic of) 3.45% 2024		9,595	11,968
Greece (Hellenic Republic of) 3.375% 2025		10,805	13,660
Greece (Hellenic Republic of) 3.75% 2028		9,564	12,885
Greece (Hellenic Republic of) 3.875% 2029		10,824	14,904
Greece (Hellenic Republic of) 1.50% 2030		10,670	12,324
Israel (State of) 1.50%–1.50% 2027–2029		1,500	1,804
Italy (Republic of) 0.10% 2023[1]		25,258	28,969
Italy (Republic of) 1.85% 2025		11,220	13,307
Italy (Republic of) 2.80% 2028		22,918	29,258
Italy (Republic of) 1.65% 2030		8,102	9,398
Italy (Republic of) 0.05%–1.35% 2023–2030		6,967	7,832
Romania 4.625% 2049		11,045	14,243
Romania 2.00%–4.63% 2030–2049		15,160	17,682
Russian Federation 2.88%–2.88% 2025–2025		4,500	5,580
Serbia (Republic of) 3.125% 2027		13,987	16,481
Serbia (Republic of) 1.50% 2029		4,943	5,219
State Grid Europe Development (2014) PLC 1.50% 2022		194	221
State Grid Overseas Investment Ltd. 1.25%–2.13% 2022–2030		1,406	1,618
Other securities			114,163
			385,464

Japanese yen 9.37%
Goldman Sachs Group, Inc. 1.00%–2.80% 2021–2022[2]		¥128,000	1,222
Japan, Series 19, 0.10% 2024[1]		1,846,386	17,054
Japan, Series 18, 0.10% 2024[1]		1,025,165	9,507
Japan, Series 346, 0.10% 2027		1,040,000	9,764
Japan, Series 23, 0.10% 2028[1]		1,995,731	18,424
Japan, Series 356, 0.10% 2029		3,529,000	32,987
Japan, Series 24, 0.10% 2029[1]		1,610,533	14,920
Japan, Series 145, 1.70% 2033		2,210,000	24,471
Japan 0.10%–2.30% 2025–2059[1]		4,520,223	47,255
United Mexican States 0.62%–0.70% 2021–2022		700,000	6,462
Other securities			12,926
			194,992

Chinese yuan renminbi 4.68%
China (People’s Republic of), Series 1906, 3.29% 2029	CNY	73,800	10,733
China (People’s Republic of), Series 1910, 3.86% 2049		259,860	38,385
China Development Bank Corp., Series 2004, 3.43% 2027		73,800	10,524
China Development Bank Corp., Series 1905, 3.48% 2029		128,200	18,199
China Development Bank Corp. 3.50%–4.15% 2025–2028		83,100	12,249
Other securities			7,216
			97,306

British pounds 3.04%
United Kingdom 4.75% 2030		£14,360	26,226
United Kingdom 0.38%–4.25% 2024–2050		23,304	35,397
Other securities			1,654
			63,277

Canadian dollars 1.90%
Canada 2.25% 2025	C$	15,900	12,814
Canada 2.25% 2029		26,105	22,208
Canada 1.00%–2.75% 2022–2048		4,550	4,486
			39,508

American Funds Insurance Series	79

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Danish kroner 1.88%
Nykredit Realkredit AS, Series 01E, 0.50% 2040[3]	DKr	108,121	$16,060
Nykredit Realkredit AS, Series 01E, 1.50% 2040[3]		103,266	16,029
Nykredit Realkredit AS 1.50%–2.50% 2037–2047[3]		45,660	7,146
			39,235

Mexican pesos 1.52%
Petróleos Mexicanos 7.19%–7.47% 2024–2026	MXN	99,000	3,403
United Mexican States, Series M, 7.50% 2027		279,920	13,577
United Mexican States, Series M20, 8.50% 2029		178,400	9,195
United Mexican States 8.00%–8.50% 2038–2047		110,600	5,457
			31,632

Malaysian ringgits 1.48%
Malaysia (Federation of), Series 0418, 4.893% 2038	MYR	64,732	17,627
Malaysia (Federation of) 3.76%–4.94% 2030–2048		52,914	13,298
			30,925

Israeli shekels 1.16%
Israel (State of) 2.00% 2027	ILS	42,900	13,686
Israel (State of) 5.50% 2042		20,200	10,393
			24,079

Russian rubles 1.14%
Russian Federation 6.90%–8.50% 2023–2034	RUB	1,521,250	23,744

South Korean won 0.92%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW	13,411,000	11,353
Other securities			7,747
			19,100

Brazilian reais 0.81%
Brazil (Federative Republic of) 0% 2020	BRL	91,700	16,861

Romanian leu 0.06%
Romania 4.75% 2025	RON	5,000	1,217

U.S. dollars 47.29%
CCCI Treasure Ltd. 3.43%–3.65% 2049[4]		$3,190	3,167
Equinix, Inc. 2.15% 2030		9,390	9,311
Goldman Sachs Group, Inc. 2.91%–4.75% 2023–2045[4]		12,037	13,492
Israel (State of) 2.50%–3.88% 2030–2050		7,720	8,545
Pacific Gas and Electric Co. 2.10% 2027		9,935	9,836
Petróleos Mexicanos 6.35%–6.95% 2048–2060[2]		924	693
PETRONAS Capital Ltd. 3.50%–4.55% 2030–2050[2]		1,565	1,896
Russian Federation 4.25% 2027		1,400	1,568
State Grid Overseas Investment Ltd. 3.50% 2027[2]		5,600	6,201
T-Mobile US, Inc. 2.55% 2031[2]		9,390	9,447
U.S. Treasury 2.75% 2025		10,140	11,374
U.S. Treasury 2.00% 2050		8,100	9,272
U.S. Treasury 1.13%–3.00% 2023–2048[5]		29,015	32,845
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,5]		13,735	15,035
U.S. Treasury Inflation-Protected Security 0.875% 2029[1,5]		19,576	22,344
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]		20,613	22,288
U.S. Treasury Inflation-Protected Security 1.00% 2049[1,5]		17,570	23,495
U.S. Treasury Inflation-Protected Securities 0.25%–1.38% 2042–2050[1,5]		13,466	16,685
Uniform Mortgage-Backed Security 2.00% 2035[3,6]		15,050	15,543
Uniform Mortgage-Backed Security 2.00% 2050[3,6]		10,000	10,207
Uniform Mortgage-Backed Security 2.50% 2050[3,6]		28,025	29,091

80	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Securities 2.50%–3.50% 2035–2050[3,6]	$12,000	$12,589
United Mexican States 3.25%–5.00% 2025–2051	5,605	5,834
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[4]	11,775	12,176
Other securities		681,092
		984,026
Other 2.66%
Other securities		55,091

Total bonds, notes & other debt instruments (cost: $1,943,661,000)		2,006,457

Convertible bonds & notes 0.00%
U.S. dollars 0.00%
Other securities		6

Total convertible bonds & notes (cost: $8,000)		6

Convertible stocks 0.00%	Shares
U.S. dollars 0.00%
Other securities		96

Total convertible stocks (cost: $816,000)		96

Common stocks 0.01%
U.S. dollars 0.01%
Other securities		219

Total common stocks (cost: $2,936,000)		219

Rights & warrants 0.00%
U.S. dollars 0.00%
Other securities		14

Total rights & warrants (cost: $22,000)		14

Short-term securities 6.28%
Money market investments 6.28%
Capital Group Central Cash Fund 0.18%[7]	1,305,640	130,577

Total short-term securities (cost: $130,578,000)		130,577

Total investment securities 102.72% (cost: $2,078,021,000)		2,137,369
Other assets less liabilities (2.72)%		(56,568)

Net assets 100.00%		$2,080,801

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities that were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities that were valued under fair value procedures was $267,000, which represented .01% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,783,000, which represented .23% of the net assets of the fund. One security in “Other securities” (with a value of $28,000, an aggregate cost of $116,000, and which represented less than ..01% of the net assets of the fund) was acquired on 8/31/2018 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

American Funds Insurance Series	81

Capital World Bond Fund (formerly Global Bond Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 6/30/2020[9] (000)	Unrealized (depreciation) appreciation at 6/30/2020 (000)
5 Year Euro-Bobl Futures	Short	59	September 2020	€(5,900)	$(8,947)	$(42)
5 Year U.S. Treasury Note Futures	Short	72	October 2020	$(7,200)	(9,053)	(63)
10 Year Euro-Bund Futures	Long	121	September 2020	€12,100	23,997	261
10 Year U.S. Treasury Note Futures	Short	201	September 2020	$(20,100)	(27,974)	(157)
10 Year Ultra U.S. Treasury Note Futures	Short	225	September 2020	(22,500)	(35,434)	(174)
20 Year U.S. Treasury Bond Futures	Long	11	September 2020	1,100	1,964	9
30 Year Euro-Buxl Futures	Long	50	September 2020	€5,000	12,356	290

						$124

Forward currency contracts

Contract amount				Unrealized appreciation (depreciation)
Purchases (000)	Sales (000)	Counterparty	Settlement date	at 6/30/2020 (000)
USD4,101	MXN91,990	Standard Chartered Bank	7/6/2020	$102
CAD9,500	USD6,787	UBS AG	7/8/2020	210
USD6,833	CAD9,500	UBS AG	7/8/2020	(165)
USD3,130	DKK20,600	Standard Chartered Bank	7/9/2020	24
USD2,118	CNH15,000	Bank of New York Mellon	7/10/2020	(3)
USD6,210	CNH44,100	JPMorgan Chase	7/10/2020	(24)
USD2,912	JPY311,200	Bank of New York Mellon	7/14/2020	29
USD2,078	JPY223,000	Bank of New York Mellon	7/14/2020	12
JPY222,000	USD2,077	Bank of New York Mellon	7/14/2020	(21)
JPY447,000	USD4,187	UBS AG	7/14/2020	(46)
USD2,273	GBP1,830	UBS AG	7/21/2020	5
USD19,540	CNH138,600	Bank of America	7/21/2020	(40)
USD16,421	ILS56,300	JPMorgan Chase	7/27/2020	157
USD6,281	MXN142,000	Citibank	7/27/2020	127
CZK306,030	EUR11,465	JPMorgan Chase	7/27/2020	14
USD2,851	THB88,000	JPMorgan Chase	7/27/2020	4
CHF800	USD845	JPMorgan Chase	7/27/2020	— [10]
USD2,067	EUR1,840	Barclays Bank PLC	7/27/2020	(1)
EUR10,102	DKK75,300	JPMorgan Chase	7/27/2020	(3)
EUR1,639	RON7,960	Citibank	7/27/2020	(3)
SEK23,400	USD2,515	Citibank	7/27/2020	(3)
AUD12,000	USD8,289	JPMorgan Chase	7/27/2020	(7)
PLN12,600	USD3,194	Citibank	7/27/2020	(9)
USD7,408	ZAR129,100	JPMorgan Chase	7/27/2020	(9)
CZK133,600	USD5,645	JPMorgan Chase	7/27/2020	(13)
USD4,134	CZK98,590	Bank of America	7/27/2020	(23)
CAD49,400	USD36,420	JPMorgan Chase	7/27/2020	(29)
GBP5,330	USD6,657	JPMorgan Chase	7/27/2020	(51)
NOK144,985	USD15,204	Citibank	7/27/2020	(139)
EUR56,180	USD63,365	JPMorgan Chase	7/27/2020	(207)
JPY9,971,500	USD93,462	JPMorgan Chase	7/27/2020	(1,079)
KRW6,785,200	USD5,622	Goldman Sachs	7/28/2020	19
COP14,642,500	USD3,936	Standard Chartered Bank	7/28/2020	(49)
USD12,392	MYR53,000	Standard Chartered Bank	7/29/2020	39
USD14,848	BRL81,200	JPMorgan Chase	8/7/2020	(55)

				$(1,237)

82	American Funds Insurance Series

Capital World Bond Fund (formerly Global Bond Fund)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)		Value at 6/30/2020 (000)	Upfront premium (received) paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
0.525%	6-month HUF-BUBOR	1/29/2022	HUF	16,744,000	$(76)	$(297)	$221
1.01%	6-month HUF-BUBOR	2/25/2022		9,100,000	182	66	116
0.965%	6-month HUF-BUBOR	2/26/2022		13,039,000	232	63	169
6-month HUF-BUBOR	1.39%	11/11/2029		2,335,000	(72)	53	(125)
6-month PLN-WIBOR	2.155%	1/22/2030	PLN	35,000	(1,073)	(1,122)	49
6-month HUF-BUBOR	1.80%	1/22/2030	HUF	1,418,000	(212)	(137)	(75)
6-month HUF-BUBOR	1.845%	2/25/2030		2,024,500	(325)	(217)	(108)
6-month HUF-BUBOR	1.79%	2/26/2030		2,024,500	(292)	(184)	(108)
0.0079%	6-month JPY-LIBOR	4/8/2030	¥	1,620,000	(56)	30	(86)

						$(1,745)	$53

Credit default swaps

Centrally cleared credit default swaps on credit indices — sell protection

Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront receipts (000)	Unrealized appreciation at 6/30/2020 (000)
1.00%/Quarterly	CDX.NA.IG.34	6/20/2025	$91,850	$1,074	$555	$519

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $273,114,000, which represented 13.13% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $8,973,000, which represented .43% of the net assets of the fund.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 6/30/2020.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.

Key to abbreviations and symbols

AUD = Australian dollars

BRL = Brazilian reais

BUBOR = Budapest Interbank Offered Rate

CAD/C$ = Canadian dollars

CHF = Swiss francs

CNH/CNY= Chinese yuan renminbi

COP = Colombian pesos

CZK = Czech korunas

DKK/DKr = Danish kroner

EUR/€ = Euros

GBP/£ = British pounds

HUF = Hungarian forints

ILS = Israeli shekels

JPY/¥ = Japanese yen

KRW = South Korean won

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

MYR = Malaysian ringgits

NOK = Norwegian kroner

PLN = Polish zloty

RON = Romanian leu

RUB = Russian rubles

SEK = Swedish kronor

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

THB = Thai baht

USD/$ = U.S. dollars

WIBOR = Warsaw Interbank Offer Rate

ZAR = South African rand

See notes to financial statements.

American Funds Insurance Series	83

High-Income Bond Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 92.29%	Principal amount (000)	Value (000)
Corporate bonds & notes 92.27%
Communication services 13.84%
Cablevision Systems Corp. 6.75% 2021	$3,513	$3,698
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[1]	3,182	3,298
CenturyLink, Inc. 6.75% 2023	2,760	2,974
Gogo Inc. 9.875% 2024[1]	11,114	9,420
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,917
MDC Partners Inc. 6.50% 2024[1]	5,170	4,824
Sprint Corp. 6.875% 2028	4,171	5,095
Sprint Corp. 8.75% 2032	2,165	3,097
Sprint Corp. 7.63%–11.50% 2021–2026	3,385	3,909
T-Mobile US, Inc. 3.88%–6.50% 2025–2050[1]	1,333	1,462
Trilogy International Partners, LLC 8.875% 2022[1]	4,500	3,998
Univision Communications Inc. 5.125% 2023[1]	3,308	3,348
Univision Communications Inc. 5.125% 2025[1]	3,195	3,019
Univision Communications Inc. 6.625% 2027[1]	3,050	2,924
Other securities		53,542
		108,525

Health care 12.90%
Bausch Health Companies Inc. 5.00%–9.25% 2026–2030[1]	6,633	6,823
Endo Dac / Endo Finance LLC / Endo Finco 6.00%–9.50% 2027–2028[1]	6,477	5,301
Endo International PLC 5.75%–5.88% 2022–2024[1]	3,837	3,576
Mallinckrodt PLC 10.00% 2025[1]	8,538	7,236
Molina Healthcare, Inc. 5.375% 2022	5,264	5,381
Molina Healthcare, Inc. 4.38%–4.88% 2025–2028[1]	2,698	2,716
Par Pharmaceutical Inc. 7.50% 2027[1]	4,672	4,810
Rotech Healthcare Inc., Term Loan,
(3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[2,3,4,5,6]	6,046	6,106
Tenet Healthcare Corp. 4.875% 2026[1]	6,380	6,259
Tenet Healthcare Corp. 4.63%–8.13% 2022–2027[1]	3,235	3,260
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,915	3,711
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	4,921
Teva Pharmaceutical Finance Co. BV 2.20%–7.13% 2021–2028[1]	4,374	4,423
Valeant Pharmaceuticals International, Inc. 5.88%–9.00% 2023–2027[1]	3,320	3,434
Other securities		33,228
		101,185

Consumer discretionary 12.57%
Ford Motor Co. 4.35%–9.63% 2023–2030	3,819	4,073
Ford Motor Credit Co. 5.125% 2025	3,485	3,502
Ford Motor Credit Co. 3.09%–5.58% 2021–2024	2,252	2,181
PetSmart, Inc. 7.125% 2023[1]	7,039	6,955
PetSmart, Inc. 5.875% 2025[1]	4,091	4,114
PetSmart, Inc. 8.875% 2025[1]	3,941	3,946
Scientific Games Corp. 8.25% 2026[1]	5,279	4,694
Scientific Games Corp. 5.00%–8.63% 2021–2029[1]	4,109	3,716
Staples, Inc. 7.50% 2026[1]	3,870	3,049
Other securities		62,369
		98,599

Materials 11.51%
Cleveland-Cliffs Inc. 5.75% 2025	3,789	3,237
Cleveland-Cliffs Inc. 5.875% 2027	6,060	5,017
Cleveland-Cliffs Inc. 4.88%–9.88% 2024–2027[1]	5,083	4,826
First Quantum Minerals Ltd. 7.25% 2022[1]	3,229	3,168
First Quantum Minerals Ltd. 7.25% 2023[1]	3,072	2,953
First Quantum Minerals Ltd. 7.50% 2025[1]	8,243	7,906
First Quantum Minerals Ltd. 6.50%–6.88% 2024–2026[1]	3,687	3,499
FXI Holdings, Inc. 7.875% 2024[1]	3,530	3,047
FXI Holdings, Inc. 12.25% 2026[1]	3,976	3,868
LSB Industries, Inc. 9.625% 2023[1]	3,638	3,516

84	American Funds Insurance Series

High-Income Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Ryerson Inc. 11.00% 2022[1]	$3,113	$3,189
Venator Materials Corp. 5.75% 2025[1]	5,426	3,876
Other securities		42,176
		90,278

Industrials 10.51%
ADT Corp. 3.50% 2022	3,465	3,455
Associated Materials, LLC 9.00% 2024[1]	5,773	4,970
Delta Air Lines, Inc. 7.00% 2025[1]	3,195	3,301
Dun & Bradstreet Corp. 10.25% 2027[1]	3,497	3,890
United Airlines Holdings, Inc. 6.50% 2027[1]	4,375	4,397
Other securities		62,393
		82,406

Energy 9.60%
CONSOL Energy Inc. 5.875% 2022	3,120	3,075
Teekay Corp. 9.25% 2022[1]	3,108	2,995
Other securities		69,241
		75,311

Financials 6.60%
Compass Diversified Holdings 8.00% 2026[1]	3,394	3,464
FS Energy and Power Fund 7.50% 2023[1]	3,999	3,420
Navient Corp. 6.50% 2022	3,533	3,482
Navient Corp. 5.00%–6.13% 2023–2033	6,364	5,762
Other securities		35,618
		51,746

Information technology 6.11%
Almonde Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,6]	3,924	3,425
Genesys Telecommunications Laboratories, Inc. 10.00% 2024[1]	3,341	3,483
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.25% 2024[2,6]	6,753	6,757
Other securities		34,243
		47,908

Real estate 3.32%
Iron Mountain Inc. 5.75% 2024	3,027	3,065
Iron Mountain Inc. 4.88%–5.25% 2027–2030[1]	5,997	5,901
Other securities		17,062
		26,028

Utilities 2.87%
Other securities		22,507

Consumer staples 2.44%
Other securities		19,127

Total corporate bonds & notes		723,620

Bonds & notes of governments & government agencies outside the U.S. 0.02%
Bonds & notes of governments & government agencies outside the U.S. 0.02%
Other securities		194

Municipals 0.00%
Other securities		5

Total bonds, notes & other debt instruments (cost: $783,720,000)		723,819

American Funds Insurance Series	85

High-Income Bond Fund

Convertible bonds & notes 0.63%	Principal amount (000)	Value (000)
Communication services 0.20%
Gogo Inc., convertible notes, 6.00% 2022	$422	$297
Other securities		1,285
		1,582
Other 0.43%
Other securities		3,345

Total convertible bonds & notes (cost: $4,765,000)		4,927

Convertible stocks 0.50%	Shares
Other 0.50%
Other securities		3,892

Total convertible stocks (cost: $7,788,000)		3,892

Preferred securities 0.23%
Consumer discretionary 0.23%
Other securities		1,789

Total preferred securities (cost: $1,655,000)		1,789

Common stocks 1.88%
Health care 1.28%
Rotech Healthcare Inc.[3,4,7,8]	201,793	9,686
Other securities		335
		10,021

Materials 0.11%
First Quantum Minerals Ltd.	44,800	357
Other securities		504
		861
Other 0.49%
Other securities		3,912

Total common stocks (cost: $21,518,000)		14,794

Rights & warrants 0.02%
Other 0.02%
Other securities		147

Total rights & warrants (cost: $216,000)		147

Short-term securities 4.84%
Money market investments 4.84%
Capital Group Central Cash Fund 0.18%[9]	379,651	37,969

Total short-term securities (cost: $37,962,000)		37,969

Total investment securities 100.39% (cost: $857,624,000)		787,337
Other assets less liabilities (0.39)%		(3,086)

Net assets 100.00%		$784,251

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

86	American Funds Insurance Series

High-Income Bond Fund

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium received (000)	Unrealized appreciation at 6/30/2020 (000)
CDX.NA.HY.25	5.00%/Quarterly	6/20/2025	$12,160	$84	$(235)	$319

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $464,508,000, which represented 59.23% of the net assets of the fund.

[2]

Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans, including those in “Other securities,” was $51,618,000, which represented 6.58% of the net assets of the fund.

[3]

Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $21,408,000, which represented 2.73% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[6]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Security did not produce income during the last 12 months.
[8]

Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

[9]	Rate represents the seven-day yield at 6/30/2020.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare Inc.	9/26/2013	$4,331	$9,686	1.24%
Other securities	11/15/2016-8/31/2018	1,319	1,505	.19

Total private placement securities		$5,650	$11,191	1.43%

Key to abbreviations and symbol

LIBOR = London Interbank Offered Rate

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	87

American Funds Mortgage Fund (formerly Mortgage Fund)
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 96.81%	Principal amount (000)	Value (000)
Mortgage-backed obligations 91.85%
Federal agency mortgage-backed obligations 87.49%
Fannie Mae Pool #AL9335 3.872% 2040[1,2]	$1,629	$1,711
Fannie Mae Pool #AL9327 3.406% 2041[1,2]	1,450	1,526
Fannie Mae Pool #AL9326 3.743% 2041[1,2]	2,055	2,163
Fannie Mae Pool #CA2804 4.50% 2048[1]	2,992	3,216
Fannie Mae Pool #CA4867 3.00% 2049[1,3]	4,891	5,271
Fannie Mae Pool #CA5496 3.00% 2050[1]	9,932	10,744
Fannie Mae 2.50%–5.00% 2031–2049[1,2,3]	6,489	6,954
Freddie Mac Pool #C91883 4.00% 2036[1]	3,627	3,908
Freddie Mac Pool #RA1339 3.00% 2049[1]	3,720	3,952
Freddie Mac Pool #QA8936 3.00% 2050[1]	7,973	8,494
Freddie Mac Pool #SD7514 3.50% 2050[1,3]	12,796	13,739
Freddie Mac, Series K030, Class A2, Multi Family, 3.25% 2023[1]	1,746	1,861
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	4,722	5,060
Freddie Mac 3.10%–5.00% 2034–2049[1,2,3]	5,346	5,811
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.939% 2056[1,2]	1,387	1,479
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,362	1,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	5,099	5,608
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	3,008	3,261
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	2,256	2,547
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	6,352	6,935
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,762	1,910
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	1,891	1,997
Government National Mortgage Assn. 4.25% 2044[1]	1,551	1,718
Government National Mortgage Assn. 2.50% 2050[1,4]	5,000	5,251
Government National Mortgage Assn. 2.50% 2050[1,4]	3,500	3,668
Government National Mortgage Assn. Pool #AA7301 3.50% 2043[1]	1,515	1,624
Government National Mortgage Assn. 3.50%–6.50% 2034–2066[1,4]	13,221	14,153
Uniform Mortgage-Backed Security 2.00% 2035[1,4]	41,500	42,858
Uniform Mortgage-Backed Security 2.50% 2035[1,4]	11,500	12,019
Uniform Mortgage-Backed Security 3.00% 2035[1,4]	41,432	43,543
Uniform Mortgage-Backed Security 3.00% 2050[1,4]	1,406	1,480
Uniform Mortgage-Backed Security 3.50% 2050[1,4]	12,585	13,237
Uniform Mortgage-Backed Security 4.50% 2050[1,4]	5,250	5,642
Uniform Mortgage-Backed Securities 2.50%–4.00% 2050[1,4]	1,088	1,131
Other securities		5,021
		250,952

Collateralized mortgage-backed obligations (privately originated) 4.36%
Other securities		12,498

Total mortgage-backed obligations		263,450

U.S. Treasury bonds & notes 4.07%
U.S. Treasury 2.95%
U.S. Treasury 0.125% 2023	3,500	3,496
U.S. Treasury 1.25% 2050	5,155	4,950
		8,446

U.S. Treasury inflation-protected securities 1.12%
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	129	192
U.S. Treasury Inflation-Protected Security 0.75% 2042[3,5]	2,523	3,029
		3,221

Total U.S. Treasury bonds & notes		11,667

88	American Funds Insurance Series

American Funds Mortgage Fund (formerly Mortgage Fund)

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Asset-backed obligations 0.89%
Other securities		$2,561

Total bonds, notes & other debt instruments (cost: $271,718,000)		277,678

Short-term securities 47.13%
Commercial paper 24.85%
Apple Inc. 0.12% due 7/8/2020[6]	$8,000	8,000
Chariot Funding, LLC 0.25% due 9/25/2020[6]	7,000	6,998
Coca-Cola Co. 0.18% due 11/20/2020[6]	6,850	6,845
Eli Lilly and Co. 0.12% due 8/4/2020[6]	7,000	6,996
Emerson Electric Co. 0.10%–0.15% due 7/6/2020–8/11/2020[6]	8,000	7,997
ExxonMobil Corp. 0.26% due 9/25/2020	3,450	3,449
Merck & Co. Inc. 0.20% due 8/27/2020[6]	8,000	7,998
National Rural Utilities Cooperative Finance Corp. 0.09% due 7/1/2020	5,000	5,000
Nordea Bank AB 0.05% due 7/1/2020[6]	3,000	3,000
Paccar Financial Corp. 0.12% due 7/9/2020	2,000	2,000
Pfizer Inc. 0.21% due 10/16/2020[6]	5,000	4,997
Simon Property Group, LP 0.15% due 7/23/2020[6]	8,000	8,000
		71,280

Federal agency discount notes 16.00%
Federal Farm Credit Banks 0.12%–0.20% due 7/10/2020–11/6/2020	15,000	14,995
Federal Home Loan Bank 0.11%–0.12% due 7/20/2020–8/21/2020	20,800	20,797
Tennessee Valley Authority 0.11% due 7/15/2020	10,100	10,099
		45,891

U.S. Treasury bills 6.28%
U.S. Treasury Bills 0.08%–0.10% due 7/2/2020–7/21/2020	18,000	17,999

Total short-term securities (cost: $135,172,000)		135,170

Total investment securities 143.94% (cost: $406,890,000)		412,848
Other assets less liabilities (43.94)%		(126,023)

Net assets 100.00%		$286,825

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes a security that was valued under fair value procedures adopted by authority of the board of trustees. The total value of the security that was valued under fair value procedures was $750,000, which represented .26% of the net assets of the fund.

American Funds Insurance Series	89

American Funds Mortgage Fund (formerly Mortgage Fund)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
90 Day Euro Dollar Futures	Short	207	September 2020	$(51,750)	$(51,613)	$(18)
90 Day Euro Dollar Futures	Short	123	March 2021	(30,750)	(30,689)	(6)
5 Year U.S. Treasury Note Futures	Long	226	October 2020	22,600	28,418	66
10 Year U.S. Treasury Note Futures	Long	1	September 2020	100	139	1
10 Year Ultra U.S. Treasury Note Futures	Short	62	September 2020	(6,200)	(9,764)	(50)
20 Year U.S. Treasury Bond Futures	Long	14	September 2020	1,400	2,500	11
30 Year Ultra U.S. Treasury Bond Futures	Long	19	September 2020	1,900	4,145	30

						$34

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized depreciation at 6/30/2020 (000)
3-month USD-LIBOR	2.322%	5/2/2024	$10,100	$(797)	$—	$(797)
3-month USD-LIBOR	2.325%	5/2/2024	23,300	(1,843)	—	(1,843)
U.S. EFFR	0.11%	5/18/2024	9,400	— [9]	—	— [9]
U.S. EFFR	0.1275%	6/25/2025	4,400	(9)	—	(9)
U.S. EFFR	0.0975%	6/30/2025	2,387	(1)	—	(1)
U.S. EFFR	0.106%	6/30/2025	1,913	(2)	—	(2)
U.S. EFFR	0.105%	6/30/2025	4,300	(3)	—	(3)
3-month USD-LIBOR	3.238%	8/8/2044	2,000	(1,054)	—	(1,054)
3-month USD-LIBOR	3.2265%	9/25/2044	3,000	(1,581)	—	(1,581)
3-month USD-LIBOR	1.961%	1/9/2050	2,400	(677)	—	(677)

					$—	$(5,967)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,618,000, which represented .91% of the net assets of the fund.
[4]	Purchased on a TBA basis.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $74,419,000, which represented 25.95% of the net assets of the fund.

[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.
[9]	Amount less than one thousand.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

90	American Funds Insurance Series

Ultra-Short Bond Fund
Investment portfolio June 30, 2020	unaudited

Short-term securities 99.93%	Principal amount (000)	Value (000)
Commercial paper 68.21%
Amazon.com, Inc. 0.14% due 7/20/2020[1]	$10,000	$9,999
Caisse d’Amortissement de la Dette Sociale 0.15% due 7/8/2020	10,000	10,000
Chariot Funding, LLC 0.15% due 7/29/2020[1]	4,700	4,699
CRC Funding, LLC 0.23% due 9/17/2020[1]	10,000	9,995
Credit Agricole North America, Inc. 0.20% due 8/13/2020	4,400	4,399
DBS Bank Ltd. 0.21% due 8/21/2020[1]	6,500	6,499
Eli Lilly and Co. 0.15% due 7/28/2020[1]	10,000	9,996
Emerson Electric Co. 0.85% due 7/1/2020[1]	10,000	10,000
ExxonMobil Corp. 0.23% due 10/6/2020	10,000	9,995
Henkel of America, Inc. 0.30% due 8/6/2020[1]	7,600	7,599
Inova Health System Foundation 0.22% due 9/17/2020	7,900	7,897
Kaiser Foundation Hospitals 0.25% due 8/5/2020	8,700	8,697
Liberty Street Funding LLC 0.25% due 8/4/2020[1]	10,000	9,998
L’Oréal USA, Inc. 0.25% due 7/28/2020[1]	10,000	9,999
LVMH Moët Hennessy Louis Vuitton Inc. 0.18%–0.25% due 7/16/2020–8/19/2020[1]	10,800	10,799
Merck & Co. Inc. 0.25% due 8/13/2020[1]	6,800	6,799
Mizuho Bank, Ltd. 0.24% due 8/20/2020[1]	10,000	9,997
Nederlandse Waterschapsbank NV 0.19% due 8/25/2020[1]	5,800	5,799
Novartis Finance Corp. 0.20% due 7/20/2020[1]	10,000	9,999
OMERS Finance Trust 0.14% due 7/3/2020	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 0.21% due 8/27/2020[1]	800	800
Pfizer Inc. 0.22% due 10/30/2020[1]	10,900	10,892
Siemens Capital Co. LLC 0.11% due 7/6/2020[1]	10,500	10,500
Simon Property Group, LP 0.20% due 7/27/2020[1]	8,400	8,399
Société Générale 0.26% due 8/14/2020[1]	5,000	4,999
Starbird Funding Corp. 0.07% due 7/1/2020[1]	8,000	8,000
Sumitomo Mitsui Banking Corp. 0.25% due 8/5/2020[1]	10,000	9,999
Victory Receivables Corp. 0.23% due 8/24/2020[1]	8,000	7,996
		234,750

Bills & notes of governments & government agencies outside the U.S. 17.95%
Alberta (Province of) 0.18%–0.20% due 8/20/2020–9/14/2020[1]	10,500	10,497
British Columbia (Province of) 0.07% due 7/13/2020	5,000	5,000
Canada Bill 0.16% due 8/12/2020	9,400	9,399
Denmark (Kingdom of) 0.15%–0.24% due 7/8/2020–7/31/2020	11,300	11,300
KFW 0.18% due 8/10/2020[1]	10,000	9,999
Oesterreich Kontrollbank 0.22% due 10/22/2020	5,600	5,597
Québec (Province of) 0.16% due 8/17/2020[1]	10,000	9,999
		61,791

Federal agency discount notes 7.00%
Fannie Mae 0.20% due 10/16/2020	5,700	5,697
Federal Home Loan Bank 0.13% due 7/27/2020–8/19/2020	13,400	13,398
Freddie Mac 0.13% due 8/19/2020	5,000	4,999
		24,094
U.S. Treasury bills 6.77%
U.S. Treasury Bills 0.08%–0.15% due 7/2/2020–10/13/2020	23,300	23,296

Total short-term securities (cost: $343,921,000)		343,931

Total investment securities 99.93% (cost: $343,921,000)		343,931
Other assets less liabilities 0.07%		255

Net assets 100.00%		$344,186

American Funds Insurance Series	91

Ultra-Short Bond Fund

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $214,257,000, which represented 62.25% of the net assets of the fund.

See notes to financial statements.

92	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund
Summary investment portfolio June 30, 2020	unaudited

Bonds, notes & other debt instruments 93.58%	Principal amount (000)	Value (000)
Mortgage-backed obligations 57.56%
Federal agency mortgage-backed obligations 57.56%
Fannie Mae Pool #AP7553 3.00% 2042[1]	$22,474	$24,088
Fannie Mae Pool #CA5229 3.00% 2050[1]	30,248	32,616
Fannie Mae Pool #FM2179 3.00% 2050[1]	11,827	12,650
Fannie Mae 2.72%–9.12% 2022–2049[1,2]	30,723	33,566
Freddie Mac Pool #QA8801 3.00% 2050[1]	49,691	52,815
Freddie Mac 0.58%–4.22% 2022–2049[1,2]	14,804	15,958
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	36,532	39,879
Government National Mortgage Assn. 4.50% 2049[1]	14,125	15,092
Government National Mortgage Assn. 2.50% 2050[1,3]	46,800	49,147
Government National Mortgage Assn. 3.50% 2050[1,3]	15,413	16,265
Government National Mortgage Assn. 3.00%–6.50% 2038–2061[1]	16,840	18,547
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	217,355	224,470
Uniform Mortgage-Backed Security 2.00% 2035[1,3]	121,790	125,568
Uniform Mortgage-Backed Security 2.50% 2035[1,3]	60,000	62,709
Uniform Mortgage-Backed Security 2.00% 2050[1,3]	15,966	16,297
Uniform Mortgage-Backed Security 3.00% 2050[1,3]	59,000	62,038
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	83,539	87,867
Uniform Mortgage-Backed Security 3.50% 2050[1,3]	70,084	73,709
Uniform Mortgage-Backed Security 4.50% 2050[1,3]	15,431	16,582
Uniform Mortgage-Backed Securities 2.00%–4.00% 2035–2050[1,3]	15,040	15,704
Other securities		135,131
		1,130,698

Federal agency bonds & notes 19.03%
Fannie Mae 2.875% 2023	36,000	39,014
Fannie Mae 0.63%–7.13% 2021–2030	14,900	16,129
Federal Home Loan Bank 3.375% 2023	16,715	18,357
Federal Home Loan Bank 3.25%–5.50% 2028–2036	6,800	8,205
Freddie Mac 2.375% 2021	40,000	40,541
Private Export Funding Corp. 3.266% 2021[4]	34,000	35,291
Private Export Funding Corp. 3.55% 2024	3,190	3,535
Tennessee Valley Authority, Series A, 3.875% 2021	32,975	33,727
Tennessee Valley Authority 0.75%–5.88% 2025–2060	9,705	11,686
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,455
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	43,356
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	42,625	47,465
U.S. Agency for International Development, Jordan (Kingdom of) 2.503% 2020	2,500	2,524
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,843	3,469
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	1,500	1,523
U.S. Agency for International Development, Ukraine 1.471% 2021	2,210	2,249
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,700
U.S. Department of Housing and Urban Development 1.98%–3.70% 2020–2034	44,025	46,939
Other securities		3,673
		373,838

U.S. Treasury bonds & notes 16.99%
U.S. Treasury 14.85%
U.S. Treasury 1.75% 2022	45,700	47,085
U.S. Treasury 1.625% 2026	50,000	53,731
U.S. Treasury 2.25% 2049[5]	25,700	30,896
U.S. Treasury 2.375% 2049[5]	13,000	16,048
U.S. Treasury 2.875% 2049[5]	26,000	35,164
U.S. Treasury 3.00% 2049[5]	22,500	31,055
U.S. Treasury 1.25% 2050[5]	42,800	41,098
U.S. Treasury 0.63%–2.88% 2022–2046	33,100	36,545
		291,622

American Funds Insurance Series	93

U.S. Government/AAA-Rated Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities 2.14%
U.S. Treasury Inflation-Protected Security 0.75% 2042[5,6]	$14,970	$17,968
U.S. Treasury Inflation-Protected Securities 0.13%–2.13% 2022–2049[5,6]	20,649	24,160
		42,128

Total U.S. Treasury bonds & notes		333,750

Total bonds, notes & other debt instruments (cost: $1,770,195,000)		1,838,286

Short-term securities 42.61%
Commercial paper 22.09%
Apple Inc. 0.14% due 9/2/2020[4]	45,000	44,989
CAFCO, LLC 0.16% due 7/20/2020[4]	25,000	24,999
Chariot Funding, LLC 0.15%–0.25% due 8/3/2020–9/25/2020[4]	30,000	29,994
CRC Funding, LLC 0.23% due 9/21/2020[4]	15,000	14,991
Eli Lilly and Co. 0.15% due 7/28/2020[4]	20,000	19,992
Emerson Electric Co. 0.15% due 8/13/2020[4]	13,500	13,488
ExxonMobil Corp. 0.18%–0.19% due 8/24/2020–9/3/2020	34,300	34,290
Johnson & Johnson 0.11%–0.15% due 8/3/2020–9/8/2020[4]	38,225	38,217
Merck & Co. Inc. 0.25% due 8/13/2020[4]	25,000	24,997
OMERS Finance Trust 0.14% due 7/13/2020[4]	20,000	19,999
Paccar Financial Corp. 0.10%–0.12% due 7/2/2020–7/9/2020	49,000	49,000
Pfizer Inc. 0.21%–0.23% due 10/16/2020–10/28/2020[4]	50,000	49,966
Simon Property Group, LP 0.15%–0.15% due 7/20/2020–7/23/2020[4]	30,500	30,498
Other securities		38,587
		434,007
Federal agency discount notes 18.23%
Federal Farm Credit Banks 0.12%–0.22% due 8/7/2020–11/6/2020	110,700	110,658
Federal Home Loan Bank 0.03%–0.27% due 7/1/2020–9/15/2020	233,700	233,663
Tennessee Valley Authority 0.11% due 7/15/2020	13,700	13,699
		358,020
U.S. Treasury bills 2.29%
U.S. Treasury Bills 0.10%–0.11% due 7/21/2020–7/23/2020	45,000	44,996

Total short-term securities (cost: $837,023,000)		837,023

Total investment securities 136.19% (cost: $2,607,218,000)		2,675,309
Other assets less liabilities (36.19)%		(710,931)

Net assets 100.00%		$1,964,378

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

94	American Funds Insurance Series

U.S. Government/AAA-Rated Securities Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [7]	Value at 6/30/2020 (000) [8]	Unrealized (depreciation) appreciation at 6/30/2020 (000)
30 Day Federal Funds Futures	Short	1,028	October 2020	$(428,368)	$(428,175)	$(90)
30 Day Federal Funds Futures	Short	759	January 2021	(316,275)	(316,196)	(1)
90 Day Euro Dollar Futures	Short	4,418	September 2020	(1,104,500)	(1,101,573)	(251)
90 Day Euro Dollar Futures	Short	841	March 2021	(210,250)	(209,830)	(38)
2 Year U.S. Treasury Note Futures	Short	255	October 2020	(51,000)	(56,311)	(2)
5 Year U.S. Treasury Note Futures	Long	2,405	October 2020	240,500	302,410	838
10 Year U.S. Treasury Note Futures	Short	445	September 2020	(44,500)	(61,932)	(167)
10 Year Ultra U.S. Treasury Note Futures	Short	628	September 2020	(62,800)	(98,900)	(1,408)
20 Year U.S. Treasury Bond Futures	Long	225	September 2020	22,500	40,177	253
30 Year Ultra U.S. Treasury Bond Futures	Long	1,159	September 2020	115,900	252,843	1,085

						$219

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$356,850	$1,141	$—	$1,141
1.33075%	U.S. EFFR	12/16/2020	236,600	769	—	769
2.5775%	U.S. EFFR	7/16/2022	181,639	4,836	—	4,836
1.2525%	U.S. EFFR	2/14/2023	156,941	5,141	—	5,141
U.S. EFFR	0.11%	5/18/2024	163,600	(4)	—	(4)
U.S. EFFR	0.126%	6/25/2025	20,100	(38)	—	(38)
U.S. EFFR	0.1275%	6/25/2025	20,100	(40)	—	(40)
U.S. EFFR	0.1275%	6/25/2025	28,500	(56)	—	(56)
U.S. EFFR	0.0975%	6/30/2025	15,429	(7)	—	(7)
U.S. EFFR	0.105%	6/30/2025	28,500	(23)	—	(23)
U.S. EFFR	0.106%	6/30/2025	35,063	(30)	—	(30)
U.S. EFFR	0.093%	7/2/2025	25,600	(5)	—	(5)
U.S. EFFR	0.096%	7/2/2025	25,500	(8)	—	(8)
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(2,174)	—	(2,174)
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,795	—	1,795
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,793	—	1,793
2.925%	3-month USD-LIBOR	2/1/2028	12,800	1,445	—	1,445
2.92%	3-month USD-LIBOR	2/2/2028	12,200	1,374	—	1,374
U.S. EFFR	0.5385%	3/26/2030	49,000	(755)	—	(755)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	854	—	854
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(1,356)	—	(1,356)
3-month USD-LIBOR	2.9625%	2/1/2038	9,800	(1,682)	—	(1,682)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(1,682)	—	(1,682)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(131)	—	(131)
3-month USD-LIBOR	3.34%	6/27/2044	10,000	(5,477)	—	(5,477)
3-month USD-LIBOR	3.206%	7/31/2044	16,000	(8,307)	—	(8,307)
3-month USD-LIBOR	3.238%	8/8/2044	16,000	(8,429)	—	(8,429)
3-month USD-LIBOR	2.7045%	1/2/2045	12,000	(4,947)	—	(4,947)
3-month USD-LIBOR	2.4945%	1/9/2045	2,000	(728)	—	(728)
3-month USD-LIBOR	2.5055%	1/9/2045	11,000	(4,034)	—	(4,034)
3-month USD-LIBOR	2.52822%	11/23/2045	4,390	(1,683)	—	(1,683)
3-month USD-LIBOR	1.934%	12/12/2049	15,000	(4,117)	—	(4,117)
3-month USD-LIBOR	1.935%	12/17/2049	17,280	(4,750)	—	(4,750)
3-month USD-LIBOR	2.007%	12/19/2049	16,300	(4,798)	—	(4,798)

American Funds Insurance Series	95

U.S. Government/AAA-Rated Securities Fund

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 6/30/2020 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
3-month USD-LIBOR	2.045%	12/27/2049	$15,100	$(4,604)	$—	$(4,604)
3-month USD-LIBOR	2.0375%	1/6/2050	8,480	(2,568)	—	(2,568)
3-month USD-LIBOR	1.961%	1/9/2050	17,700	(4,995)	—	(4,995)
3-month USD-LIBOR	1.678%	2/21/2050	15,865	(3,274)	—	(3,274)
0.8235%	3-month USD-LIBOR	4/24/2050	5,300	(139)	—	(139)

					$—	$(51,693)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]

Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Purchased on a TBA basis.
[4]

Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $381,008,000, which represented 19.40% of the net assets of the fund.

[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $47,020,000, which represented 2.39% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

96	American Funds Insurance Series

Managed Risk Growth Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.77%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,337,694	$384,320

Total growth funds (cost: $325,521,000)		384,320

Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	4,800,568	56,359

Total fixed income funds (cost: $55,586,000)		56,359

Short-term securities 4.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	20,768,279	20,768

Total short-term securities (cost: $20,768,000)		20,768

Total investment securities 96.98% (cost: $401,875,000)		461,447
Other assets less liabilities 3.02%		14,347

Net assets 100.00%		$475,794

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,830	September 2020	$183,000	$230,108	$521
Euro Stoxx 50 Index Contracts	Short	115	September 2020	€(1)	(4,176)	(58)
FTSE 100 Index Contracts	Short	88	September 2020	£(1)	(6,693)	28
S&P Mid 400 E-mini Index Contracts	Short	16	September 2020	$(2)	(2,847)	(31)
Mini MSCI Emerging Market Index Contracts	Short	81	September 2020	(4)	(3,992)	(57)
Nikkei 225 Index Contracts	Short	4	September 2020	¥(4)	(829)	20
Russell 2000 Mini Index Contracts	Short	74	September 2020	$(4)	(5,319)	(142)
S&P 500 E-mini Index Contracts	Short	934	September 2020	(47)	(144,312)	(1,226)
Euro Currency Contracts	Short	33	September 2020	€(4,125)	(4,642)	47
British Pound Currency Contracts	Short	95	September 2020	£(5,937)	(7,361)	147
Japanese Yen Currency Contracts	Short	7	September 2020	¥(87,500)	(811)	3

						$(748)

American Funds Insurance Series	97

Managed Risk Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.77%
American Funds Insurance Series – Growth Fund, Class 1	4,413,020	2,704,845	2,780,171	4,337,694	$19,348	$14,700	$1,044	$384,320
Fixed income funds 11.85%
American Funds Insurance Series – Bond Fund, Class 1	5,970,036	4,753,074	5,922,542	4,800,568	3,228	(1,124)	278	56,359
Total 92.62%					$22,576	$13,576	$1,322	$440,679

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

98	American Funds Insurance Series

Managed Risk International Fund
Investment portfolio June 30, 2020	unaudited

Growth funds 80.16%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	6,722,659	$124,235

Total growth funds (cost: $123,593,000)		124,235

Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	1,391,875	16,340

Total fixed income funds (cost: $16,266,000)		16,340

Short-term securities 5.51%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	8,534,973	8,535

Total short-term securities (cost: $8,535,000)		8,535

Total investment securities 96.21% (cost: $148,394,000)		149,110
Other assets less liabilities 3.79%		5,881

Net assets 100.00%		$154,991

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000) [2]	Value at 6/30/2020 (000) [3]	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	591	September 2020	$59,100	$74,314	$169
Russell 2000 Mini Index Contracts	Short	4	September 2020	— [4]	(288)	(6)
FTSE 100 Index Contracts	Short	53	September 2020	£(1)	(4,031)	27
S&P 500 E-mini Index Contracts	Short	18	September 2020	$(1)	(2,781)	(11)
Euro Stoxx 50 Index Contracts	Short	398	September 2020	€(4)	(14,452)	(201)
Mini MSCI Emerging Market Index Contracts	Short	430	September 2020	$(21)	(21,193)	(335)
Nikkei 225 Index Contracts	Short	46	September 2020	¥(46)	(9,531)	168
British Pound Currency Contracts	Short	58	September 2020	£(3,625)	(4,494)	124
Euro Currency Contracts	Short	113	September 2020	€(14,125)	(15,896)	176
Japanese Yen Currency Contracts	Short	87	September 2020	¥(1,087,500)	(10,082)	35

						$146

American Funds Insurance Series	99

Managed Risk International Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth funds 80.16%
American Funds Insurance Series – International Fund, Class 1	6,417,163	3,607,142	3,301,646	6,722,659	$(274)	$(13,491)	$291	$124,235
Fixed income funds 10.54%
American Funds Insurance Series – Bond Fund, Class 1	2,190,172	1,552,632	2,350,929	1,391,875	1,004	(602)	76	16,340

Total 90.70%					$730	$(14,093)	$367	$140,575

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

100	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund
Investment portfolio June 30, 2020		unaudited

Growth-and-income funds 80.69%	Shares	Value (000)
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,665,236	$277,422

Total growth-and-income funds (cost: $256,393,000)		277,422

Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	3,150,130	41,204

Total fixed income funds (cost: $41,869,000)		41,204

Short-term securities 4.16%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	14,294,614	14,295

Total short-term securities (cost: $14,295,000)		14,295

Total investment securities 96.83% (cost: $312,557,000)		332,921
Other assets less liabilities 3.17%		10,910

Net assets 100.00%		$343,831

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	1,326	September 2020	$132,600	$166,734	$358
Euro Stoxx 50 Index Contracts	Short	27	September 2020	€— [4]	(980)	(15)
FTSE 100 Index Contracts	Short	19	September 2020	£— [4]	(1,445)	7
S&P Mid 400 E-mini Index Contracts	Short	4	September 2020	$— [4]	(712)	5
Russell 2000 Mini Index Contracts	Short	24	September 2020	(1)	(1,725)	(46)
Nikkei 225 Index Contracts	Short	3	September 2020	¥(3)	(622)	13
S&P 500 E-mini Index Contracts	Short	843	September 2020	$(42)	(130,252)	(1,128)
Euro Currency Contracts	Short	8	September 2020	€(1,000)	(1,125)	12
British Pound Currency Contracts	Short	20	September 2020	£(1,250)	(1,550)	21
Japanese Yen Currency Contracts	Short	6	September 2020	¥(75,000)	(695)	2

						$(771)

American Funds Insurance Series	101

Managed Risk Blue Chip Income and Growth Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 80.69%
American Funds Insurance Series – Blue Chip Income and Growth Fund, Class 1	22,089,727	17,541,545	16,966,036	22,665,236	$(44,343)	$17,301	$1,252	$277,422
Fixed income funds 11.98%
American Funds Insurance Series – U.S. Government/AAA-Rated Securities Fund, Class 1	4,337,434	4,396,329	5,583,633	3,150,130	4,403	(1,398)	249	41,204

Total 92.67%					$(39,940)	$15,903	$1,501	$318,626

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

102	American Funds Insurance Series

Managed Risk Growth-Income Fund

Investment portfolio June 30, 2020		unaudited

Growth-and-income funds 79.81%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	37,428,324	$1,774,103

Total growth-and-income funds (cost: $1,699,817,000)		1,774,103

Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	27,153,850	318,786

Total fixed income funds (cost: $301,353,000)		318,786

Short-term securities 3.45%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	76,700,100	76,700

Total short-term securities (cost: $76,700,000)		76,700

Options purchased 0.91%
Options purchased*		20,156

Total options purchased (cost: $14,491,000)		20,156

Total investment securities 98.51% (cost: $2,092,361,000)		2,189,745
Other assets less liabilities 1.49%		33,195

Net assets 100.00%		$2,222,940

*Options purchased

Put

Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 6/30/2020 (000)
S&P 500 Index	15	$47	$2,325.00	9/18/2020	$26
S&P 500 Index	205	636	2,375.00	9/18/2020	414
S&P 500 Index	130	403	2,400.00	9/18/2020	283
S&P 500 Index	140	434	2,425.00	9/18/2020	330
S&P 500 Index	390	1,209	2,450.00	9/18/2020	996
S&P 500 Index	150	465	2,475.00	9/18/2020	412
S&P 500 Index	85	264	2,500.00	9/18/2020	238
S&P 500 Index	2,845	8,820	2,525.00	9/18/2020	9,047
S&P 500 Index	500	1,550	1,775.00	12/18/2020	722
S&P 500 Index	805	2,496	1,950.00	12/18/2020	1,707
S&P 500 Index	250	775	2,025.00	12/18/2020	700
S&P 500 Index	1,205	3,736	2,050.00	12/18/2020	3,446
S&P 500 Index	570	1,767	2,075.00	12/18/2020	1,835

					$20,156

American Funds Insurance Series	103

Managed Risk Growth-Income Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,944	September 2020	$694,400	$873,154	$1,869
FTSE 100 Index Contracts	Short	472	September 2020	£(5)	(35,898)	125
Russell 2000 Mini Index Contracts	Short	115	September 2020	$(6)	(8,266)	(252)
Euro Stoxx 50 Index Contracts	Short	653	September 2020	€(7)	(23,712)	(336)
S&P Mid 400 E-mini Index Contracts	Short	93	September 2020	$(9)	(16,546)	(86)
Mini MSCI Emerging Market Index Contracts	Short	196	September 2020	(10)	(9,660)	(124)
Nikkei 225 Index Contracts	Short	21	September 2020	¥(21)	(4,351)	10
S&P 500 E-mini Index Contracts	Short	2,188	September 2020	$(109)	(338,068)	(647)
Euro Currency Contracts	Short	192	September 2020	€(24,000)	(27,009)	191
British Pound Currency Contracts	Short	514	September 2020	£(32,125)	(39,825)	664
Japanese Yen Currency Contracts	Short	42	September 2020	¥(525,000)	(4,867)	28

						$1,442

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since they are controlled by the same board of trustees as the series. Further details on these holdings and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 6/30/2020 (000)
Growth-and-income funds 79.81%
American Funds Insurance Series – Growth-Income Fund, Class 1	36,320,774	8,983,578	7,876,028	37,428,324	$(18,289)	$(88,186)	$7,790	$1,774,103
Fixed income funds 14.34%
American Funds Insurance Series – Bond Fund, Class 1	30,186,789	13,872,805	16,905,744	27,153,850	15,325	(2,561)	1,520	318,786

Total 94.15%					$(2,964)	$(90,747)	$9,310	$2,092,889

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

104	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Investment portfolio June 30, 2020		unaudited

Asset allocation funds 94.87%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	106,445,576	$2,499,342

Total asset allocation funds (cost: $2,371,532,000)		2,499,342

Short-term securities 3.36%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12%[1]	88,533,146	88,533

Total short-term securities (cost: $88,533,000)		88,533

Total investment securities 98.23% (cost: $2,460,065,000)		2,587,875
Other assets less liabilities 1.77%		46,716

Net assets 100.00%		$2,634,591

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 6/30/2020[3] (000)	Unrealized appreciation (depreciation) at 6/30/2020 (000)
5 Year U.S. Treasury Note Futures	Long	6,187	September 2020	$618,700	$777,967	$1,825
FTSE 100 Index Contracts	Short	155	September 2020	£(2)	(11,789)	57
Euro Stoxx 50 Index Contracts	Short	744	September 2020	€(7)	(27,016)	(415)
S&P Mid 400 E-mini Index Contracts	Short	74	September 2020	$(7)	(13,165)	(72)
Russell 2000 Mini Index Contracts	Short	182	September 2020	(9)	(13,082)	(386)
Nikkei 225 Index Contracts	Short	18	September 2020	¥(18)	(3,730)	33
Mini MSCI Emerging Market Index Contracts	Short	380	September 2020	$(19)	(18,728)	(230)
S&P 500 E-mini Index Contracts	Short	2,871	September 2020	(144)	(443,598)	(5,339)
British Pound Currency Contracts	Short	171	September 2020	£(10,688)	(13,249)	243
Euro Currency Contracts	Short	213	September 2020	€(26,625)	(29,962)	216
Japanese Yen Currency Contracts	Short	34	September 2020	¥(425,000)	(3,940)	17

						$(4,051)

Investment in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since it is controlled by the same board of trustees as the series. Further details on this holding and related transactions during the six months ended June 30, 2020, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 6/30/2020 (000)
Asset allocation funds 94.87%
American Funds Insurance Series – Asset Allocation Fund, Class 1	112,462,863	30,198,966	36,216,253	106,445,576	$31,110	$(115,825)	$11,742	$2,499,342

[1]	Rate represents the seven-day yield at 6/30/2020.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to symbols

£ = British pounds

€ = Euros

¥ = Japanese yen

$ = U.S. dollars

See notes to financial statements.

American Funds Insurance Series	105

Financial statements

Statements of assets and liabilities

at June 30, 2020

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$6,800,923	$4,406,547		$30,210,096	$8,909,827	$3,446,624
Affiliated issuers	—	28,136		—	—	—
Cash	1,219	140		1,290	51	652
Cash collateral received for securities on loan	2,692	6,779		—	1,203	898
Cash denominated in currencies other than U.S. dollars	755	282		182	1,477	5,282
Unrealized appreciation on open forward currency contracts	—	—		—	—	10
Receivables for:
Sales of investments	—	1,722		239,774	64,948	22,688
Sales of fund’s shares	1,823	163		20,147	1,931	1,596
Dividends and interest	8,335	3,570		16,137	22,780	8,580
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	—
Variation margin on swap contracts	—	—		—	—	—
Securities lending income	17	409		—	53	11
Other	512	—	*	8	327	1,814

	6,816,276	4,447,748		30,487,634	9,002,597	3,488,155

Liabilities:
Collateral for securities on loan	26,917	67,795		—	12,030	8,979
Unrealized depreciation on open forward currency contracts	—	—		—	—	4
Payables for:
Purchases of investments	27	9,377		35,543	29,973	17,929
Repurchases of fund’s shares	24,159	14,174		117,041	14,206	7,519
Investment advisory services	2,819	2,483		7,790	3,658	1,460
Insurance administrative fees	231	113		966	201	363
Services provided by related parties	1,010	599		4,420	1,085	395
Trustees’ deferred compensation	73	50		465	192	34
Closed forward currency contracts	—	—		—	—	—
Variation margin on futures contracts	—	—		—	—	16
Variation margin on swap contracts	—	—		—	—	—
Non-U.S. taxes	2,859	139		992	8,079	6,580
Other	745	87		80	206	421

	58,840	94,817		167,297	69,630	43,700

Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,642,424	$3,312,498		$14,523,960	$7,757,420	$2,642,985
Total distributable earnings (accumulated loss)	3,115,012	1,040,433		15,796,377	1,175,547	801,470

Net assets at June 30, 2020	$6,757,436	$4,352,931		$30,320,337	$8,932,967	$3,444,455

Investment securities on loan, at value	$25,635	$69,706		$—	$11,451	$8,556
Investment securities, at cost:
Unaffiliated issuers	3,717,864	3,210,976		15,395,228	7,341,731	2,656,688
Affiliated issuers	—	60,721		—	—	—
Cash denominated in currencies other than U.S. dollars, at cost	755	282		183	1,477	5,283

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

106	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund		Global Balanced Fund	Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)

$8,417,359	$1,920,163	$33,982,191	$1,298,444	$974,871		$27,593,550		$416,011	$11,689,474		$2,137,369
—	—	—	—	—		76,331		—	—		—
2,792	887	3,520	50	701		2,526		133	6,655		537
—	—	—	—	377		5,034		—	—		—
—	75	—	232	366		—		9	—	*	64
—	—	—	—	—		—		108	2,979		742

—	4,998	50,811	—	15,078		1,174,758		6,689	1,909,331		83,348
2,684	571	5,896	239	1,529		9,474		75	34,126		3,504
10,614	4,733	40,582	4,075	3,336		77,276		1,374	58,586		14,841
—	—	—	—	—		—		47	—		5,787
—	—	—	—	12		334		1	1,252		95
—	—	—	—	69		—	*	11	296		295
—	—	—	—	13		60		—	—		—
—	183	—	18	16		140		21	80		66

8,433,449	1,931,610	34,083,000	1,303,058	996,368		28,939,483		424,479	13,702,779		2,246,648

—	—	—	—	3,773		50,338		—	—		—
—	27	—	—	4		—		165	1,252		1,979

6,195	9,766	75,860	23	27,339		2,458,118		10,537	3,321,101		160,470
7,390	3,444	39,467	1,061	3,215		19,456		84	4,381		818
2,725	948	7,130	660	174		5,749		224	3,069		737
374	77	691	53	253		2,627		56	342		30
911	321	3,660	90	109		2,547		68	1,093		258
87	23	540	11	4		269		3	116		25
—	—	—	—	—		—		—	—		1,089
—	—	—	—	66		776		—	968		90
—	—	—	—	—	*	—		7	142		126
95	1,905	186	140	120		724		41	—		137
3	30	1,127	36	10		32		6	12		88

17,780	16,541	128,661	2,074	35,067		2,540,636		11,191	3,332,476		165,847

$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$7,039,795	$1,507,479	$24,581,668	$1,287,115	$966,903		$20,193,336		$345,828	$9,435,457		$1,992,653
1,375,874	407,590	9,372,671	13,869	(5,602)		6,205,511		67,460	934,846		88,148

$8,415,669	$1,915,069	$33,954,339	$1,300,984	$961,301		$26,398,847		$413,288	$10,370,303		$2,080,801

$—	$—	$—	$—	$3,593		$47,984		$—	$—		$—

7,070,167	1,535,745	24,591,940	1,201,052	905,907		22,097,199		351,926	11,155,136		2,078,021
—	—	—	—	—		112,973		—	—		—
—	75	—	237	366		—		9	—	*	78

American Funds Insurance Series	107

Statements of assets and liabilities

at June 30, 2020

	High- Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$787,337		$412,848	$343,931		$2,675,309	$20,768
Affiliated issuers	—		—	—		—	440,679
Cash	710		274	64		1,214	—
Cash collateral pledged for futures contracts	—		—	—		—	14,719
Cash collateral pledged for swap contracts	1,087		—	—		—	—
Cash denominated in currencies other than U.S. dollars	—	*	—	—		—	—
Receivables for:
Sales of investments	4,471		84,455	—		838,085	3,201
Sales of fund’s shares	1,729		325	544		8,786	33
Dividends and interest	13,600		526	—		5,505	2
Variation margin on futures contracts	—		15	—		227	86
Variation margin on swap contracts	—		72	—		1,651	—
Other	3		1	—		—	—

	808,937		498,516	344,539		3,530,777	479,488

Liabilities:
Payables for:
Purchases of investments	21,311		211,160	—		1,560,978	—
Repurchases of fund’s shares	2,723		387	157		2,636	1,082
Investment advisory services	319		56	90		571	38
Insurance administrative fees	30		23	21		155	277
Services provided by related parties	159		26	70		367	92
Trustees’ deferred compensation	41		3	15		52	2
Variation margin on futures contracts	—		33	—		1,390	2,203
Variation margin on swap contracts	102		3	—		249	—
Other	1		—	—	*	1	—

	24,686		211,691	353		1,566,399	3,694

Net assets at June 30, 2020	$784,251		$286,825	$344,186		$1,964,378	$475,794

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,067,386		$269,291	$343,495		$1,711,687	$400,000
Total distributable earnings (accumulated loss)	(283,135)		17,534	691		252,691	75,794

Net assets at June 30, 2020	$784,251		$286,825	$344,186		$1,964,378	$475,794

Investment securities, at cost:
Unaffiliated issuers	$857,624		$406,890	$343,921		$2,607,218	$20,768
Affiliated issuers	—		—	—		—	381,107
Cash denominated in currencies other than U.S. dollars, at cost	—	*	—	—		—	—

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

108	American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$8,535	$14,295	$96,856	$88,533
140,575	318,626	2,092,889	2,499,342
—	—	—	—
6,156	11,264	39,871	48,572
—	—	—	—
—	—	—	—

115	2,343	—	9,272
—*	360	143	283
1	1	8	9
159	16	417	213
—	—	—	—
—	—	—	—

155,541	346,905	2,230,184	2,646,224

—	326	107	—
127	571	30	2,393
13	29	183	217
92	207	1,329	1,612
31	69	57	535
1	2	6	25
286	1,870	5,532	6,851
—	—	—	—
—	—	—	—

550	3,074	7,244	11,633

$154,991	$343,831	$2,222,940	$2,634,591

$167,076	$371,801	$2,034,478	$2,507,349
(12,085)	(27,970)	188,462	127,242

$154,991	$343,831	$2,222,940	$2,634,591

$8,535	$14,295	$91,191	$88,533
139,859	298,262	2,001,170	2,371,532
—	—	—	—

American Funds Insurance Series	109

Statements of assets and liabilities

at June 30, 2020

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$2,577,265	$1,953,722	$11,854,034	$4,728,600	$1,892,168
	Shares outstanding	78,302	80,407	133,807	255,867	77,279
	Net asset value per share	$32.91	$24.30	$88.59	$18.48	$24.48

Class 1A:	Net assets	$7,122	$678	$25,600	$7,547	$6,554
	Shares outstanding	217	28	290	410	269
	Net asset value per share	$32.79	$24.22	$88.16	$18.41	$24.37

Class 2:	Net assets	$3,771,308	$2,197,405	$16,504,586	$3,834,301	$901,859
	Shares outstanding	115,891	93,404	188,011	208,477	37,228
	Net asset value per share	$32.54	$23.53	$87.79	$18.39	$24.23

Class 3:	Net assets			$224,772	$21,011
	Shares outstanding	Not applicable	Not applicable	2,519	1,134	Not applicable
	Net asset value per share			$89.23	$18.52

Class 4:	Net assets	$401,741	$201,126	$1,711,345	$341,508	$643,874
	Shares outstanding	12,429	8,510	19,805	18,806	26,726
	Net asset value per share	$32.32	$23.63	$86.41	$18.16	$24.09

		High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Managed Risk Growth Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$114,962	$191,924	$42,342	$375,307
	Shares outstanding	12,425	17,278	3,741	28,687	Not applicable
	Net asset value per share	$9.25	$11.11	$11.32	$13.08

Class 1A:	Net assets	$879	$600	$10	$3,167
	Shares outstanding	95	54	1	243	Not applicable
	Net asset value per share	$9.23	$11.08	$11.32	$13.04

Class 2:	Net assets	$609,375	$56,036	$264,574	$1,327,819
	Shares outstanding	67,113	5,058	24,017	102,663	Not applicable
	Net asset value per share	$9.08	$11.08	$11.02	$12.93

Class 3:	Net assets	$8,885		$3,704	$10,561
	Shares outstanding	956	Not applicable	333	806	Not applicable
	Net asset value per share	$9.29		$11.14	$13.10

Class 4:	Net assets	$50,150	$38,265	$33,556	$247,524
	Shares outstanding	5,067	3,492	3,016	19,159	Not applicable
	Net asset value per share	$9.90	$10.96	$11.12	$12.92

Class P1:	Net assets					$8,933
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	632
	Net asset value per share					$14.14

Class P2:	Net assets					$466,861
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	33,228
	Net asset value per share					$14.05

*  Amount less than one thousand.

See notes to financial statements.

110	American Funds Insurance Series

unaudited

(dollars and shares in thousands, except per-share amounts)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$5,012,447	$595,521	$20,113,557	$1,018,911	$531,064	$17,060,999	$127,192	$6,193,266	$1,063,326
409,370	43,360	424,334	66,159	53,711	726,468	9,725	527,359	87,569
$12.24	$13.73	$47.40	$15.40	$9.89	$23.48	$13.08	$11.74	$12.14

$12,167	$1,947	$11,148	$2,228	$5,218	$11,158	$2,179	$7,741	$589
998	142	236	145	528	477	167	662	49
$12.18	$13.69	$47.20	$15.36	$9.88	$23.41	$13.04	$11.69	$12.11

$2,750,308	$1,184,793	$12,503,946	$190,263	$5,976	$4,808,231	$192,194	$3,588,958	$968,059
227,855	86,504	267,435	12,402	605	207,145	14,739	309,891	80,404
$12.07	$13.70	$46.76	$15.34	$9.88	$23.21	$13.04	$11.58	$12.04

		$142,104			$30,325
Not applicable	Not applicable	2,994	Not applicable	Not applicable	1,290	Not applicable	Not applicable	Not applicable
		$47.47			$23.50

$640,747	$132,808	$1,183,584	$89,582	$419,043	$4,488,134	$91,723	$580,338	$48,827
53,430	9,866	25,635	5,881	42,463	194,512	7,109	50,272	4,097
$11.99	$13.46	$46.17	$15.23	$9.87	$23.07	$12.90	$11.54	$11.92

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

Not applicable	Not applicable	Not applicable	Not applicable

$1,287	$1,200	$1,938,294	$3,884
137	115	150,354	309
$9.41	$10.44	$12.89	$12.56

$153,704	$342,631	$284,646	$2,630,707
16,426	33,045	22,208	215,304
$9.36	$10.37	$12.82	$12.22

American Funds Insurance Series	111

Statements of operations

for the six months ended June 30, 2020

	Global Growth Fund		Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$40,163		$16,488	$123,178	$70,461	$21,534
Interest	6		3	1,279	2,634	3,317
Securities lending income	46		1,880	—	95	40

	40,215		18,371	124,457	73,190	24,891

Fees and expenses*:
Investment advisory services	16,284		14,314	44,278	21,651	11,609
Distribution services	4,928		2,830	21,161	5,104	1,819
Insurance administrative services	469		233	1,915	423	746
Transfer agent services	—	†	— †	2	1	—†
Administrative services	948		616	4,150	1,312	496
Reports to shareholders	86		55	356	120	54
Registration statement and prospectus	34		69	187	77	24
Trustees’ compensation	10		7	44	14	5
Auditing and legal	14		29	16	28	56
Custodian	356		295	242	834	410
Other	3		40	13	5	32

Total fees and expenses before waivers/reimbursements	23,132		18,488	72,364	29,569	15,251
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—		—	—	—	984

Total fees and expenses after waivers	23,132		18,488	72,364	29,569	14,267

Net investment income (loss)	17,083		(117)	52,093	43,621	10,624

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	42,774		(126,951)	946,951	(232,455)	15,408
Affiliated issuers	—		—	—	—	—
Futures contracts	—		—	—	—	—
Forward currency contracts	—		—	—	182	(23)
Swap contracts	—		—	—	—	—
Currency transactions	(885)		(560)	(847)	(1,833)	(1,402)

	41,889		(127,511)	946,104	(234,106)	13,983

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	198,615		1,895	2,294,869	(896,169)	(185,316)
Affiliated issuers	—		620	—	—	—
Futures contracts	—		—	—	—	73
Forward currency contracts	—		—	—	131	6
Swap contracts	—		—	—	—	—
Currency translations	44		(242)	(45)	214	(150)

	198,659		2,273	2,294,824	(895,824)	(185,387)

Net realized gain (loss) and unrealized appreciation (depreciation)	240,548		(125,238)	3,240,928	(1,129,930)	(171,404)

Net increase (decrease) in net assets resulting from operations	$257,631		$(125,355)	$3,293,021	$(1,086,309)	$(160,780)

See end of statements of operations for footnotes.

See notes to financial statements.

112	American Funds Insurance Series

unaudited

(dollars in thousands)

Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Capital World Bond Fund (formerly Global Bond Fund)

$102,649	$19,233	$310,513	$17,964	$13,592	$169,401	$3,127	$4,210	$376
2	1,466	1,160	461	2,363	111,253	1,343	129,403	26,598
—	—	—	—	26	492	—	—	—

102,651	20,699	311,673	18,425	15,981	281,146	4,470	133,613	26,974
16,131	5,622	42,043	3,906	2,264	34,143	1,343	18,900	5,455
4,140	1,623	16,805	351	528	11,343	350	5,091	1,265
750	162	1,425	112	528	5,389	114	680	63
—†	— †	2	— †	— †	2	— †	1	—†
1,237	281	4,915	190	141	3,856	61	1,563	306
94	23	437	9	5	288	3	140	22
102	16	190	5	31	291	3	65	17
14	3	53	2	2	39	1	14	2
5	21	22	9	1	14	4	6	4
48	117	285	192	48	123	36	70	174
4	1	17	1	— †	13	1	5	7

22,525	7,869	66,194	4,777	3,548	55,501	1,916	26,535	7,315

—	—	—	—	406	—	—	—	340

22,525	7,869	66,194	4,777	3,142	55,501	1,916	26,535	6,975

80,126	12,830	245,479	13,648	12,839	225,645	2,554	107,078	19,999

(50,918)	13,838	(270,288)	(61,926)	(58,786)	493,330	1,258	263,827	11,840
—	—	—	—	—	13,498	—	—	—
—	—	—	—	3,729	36,972	449	85,319	(1,040)
—	25	—	18	24	—	398	(6,097)	8,589
—	—	—	—	2,323	(10,838)	(24)	6,561	(3,720)
—†	(630)	663	624	11	(137)	(203)	(88)	(992)

(50,918)	13,233	(269,625)	(61,284)	(52,699)	532,825	1,878	349,522	14,677

(769,382)	(252,148)	(1,252,158)	(165,604)	(25,949)	(1,159,291)	(18,130)	214,368	1,713
—	—	—	—	—	(79,610)	—	—	—
—	—	—	—	424	3,710	17	5,309	929
—	110	—	12	(4)	—	42	2,917	973
—	—	—	—	(550)	3,812	(96)	(24,633)	380
(11)	(210)	(470)	(28)	(6)	(20)	(11)	6	(110)

(769,393)	(252,248)	(1,252,628)	(165,620)	(26,085)	(1,231,399)	(18,178)	197,967	3,885

(820,311)	(239,015)	(1,522,253)	(226,904)	(78,784)	(698,574)	(16,300)	547,489	18,562

$(740,185)	$(226,185)	$(1,276,774)	$(213,256)	$(65,945)	$(472,929)	$(13,746)	$654,567	$38,561

American Funds Insurance Series	113

Statements of operations

for the six months ended June 30, 2020

	High- Income Bond Fund	American Funds Mortgage Fund (formerly Mortgage Fund)		Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund

Investment income:
Income (net of non-U.S. taxes*):
Dividends	$288	$—		$—		$—		$1,322
Interest	37,081	2,376		1,652		22,392		53

	37,369	2,376		1,652		22,392		1,375

Fees and expenses*:
Investment advisory services	2,499	607		509		4,542		331
Distribution services	839	112		351		1,952		543
Insurance administrative services	65	42		37		251		552
Transfer agent services	— †	—	†	—	†	—	†	—†
Administrative services	156	43		48		397		—
Accounting and administrative services	—	—		—		—		40
Reports to shareholders	15	2		3		68		4
Registration statement and prospectus	5	1		1		12		7
Trustees’ compensation	1	—	†	1		2		1
Auditing and legal	2	1		4		2		1
Custodian	9	13		—	†	19		7
Other	11	—	†	—	†	1		1

Total fees and expenses before waivers/reimbursements	3,602	821		954		7,246		1,487
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	85		—		—		110
Miscellaneous fee reimbursements	—	—		—		—		—

Total waivers/reimbursements of fees and expenses	—	85		—		—		110

Total fees and expenses after waivers	3,602	736		954		7,246		1,377

Net investment income (loss)	33,767	1,640		698		15,146		(2)

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments
Unaffiliated issuers	(52,614)	9,528		—		125,165		—
Affiliated issuers	—	—		—		—		22,576
Futures contracts	(144)	8,464		—		87,073		(7,772)
Swap contracts	4,677	(2,463)		—		15,421		—
Currency transactions	1	—		—		—		(15)
Capital gain distributions received from affiliated issuers	—	—		—		—		9,678

	(48,080)	15,529		—		227,659		24,467

Net unrealized appreciation (depreciation) on:
Investments
Unaffiliated issuers	(67,914)	1,496		3		29,510		—
Affiliated issuers	—	—		—		—		13,576
Futures contracts	(159)	780		—		8,167		(687)
Swap contracts	1,897	(3,135)		—		(31,391)		—

	(66,176)	(859)		3		6,286		12,889

Net realized gain (loss) and unrealized appreciation (depreciation)	(114,256)	14,670		3		233,945		37,356

Net increase (decrease) in net assets resulting from operations	$(80,489)	$16,310		$701		$249,091		$37,354

*	Additional information related to non-U.S. taxes, class-specific fees and expenses and affiliated income is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

114	American Funds Insurance Series

unaudited

(dollars in thousands)

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

$367	$1,501	$9,310	$11,742
25	43	280	412

392	1,544	9,590	12,154

115	255	1,640	1,995
190	424	344	3,321
191	426	2,732	3,325
—†	— †	— †	—†
—	—	—	—
36	39	66	65
2	3	11	32
—†	2	13	9
—†	— †	3	4
1	1	2	2
7	7	7	7
1	1	2	2

543	1,158	4,820	8,762

38	85	546	665
2	—	—	—

40	85	546	665

503	1,073	4,274	8,097

(111)	471	5,316	4,057

—	—	(9,526)	—
730	(39,940)	(2,964)	31,110
(7,162)	(10,119)	42,265	(36,051)
—	—	—	—
39	(9)	(128)	(116)
159	4,329	49,797	11,667

(6,234)	(45,739)	79,444	6,610

—	—	15,786	—
(14,093)	15,903	(90,747)	(115,825)
176	(719)	772	(3,526)
—	—	—	—

(13,917)	15,184	(74,189)	(119,351)

(20,151)	(30,555)	5,255	(112,741)

$(20,262)	$(30,084)	$10,571	$(108,684)

American Funds Insurance Series	115

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund

	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

Operations:
Net investment income (loss)	$17,083	$56,332	$(117)	$13,730	$52,093	$241,310
Net realized gain (loss)	41,889	193,918	(127,511)	251,270	946,104	745,536
Net unrealized appreciation (depreciation)	198,659	1,619,747	2,273	882,559	2,294,824	6,038,232

Net increase (decrease) in net assets resulting from operations	257,631	1,869,997	(125,355)	1,147,559	3,293,021	7,025,078

Distributions paid to shareholders	(207,222)	(417,934)	(284,490)	(284,752)	(815,133)	(2,978,202)
Net capital share transactions	(93,420)	(153,769)	142,503	102,952	(627,210)	974,922

Total (decrease) increase in net assets	(43,011)	1,298,294	(267,342)	965,759	1,850,678	5,021,798
Net assets:
Beginning of period	6,800,447	5,502,153	4,620,273	3,654,514	28,469,659	23,447,861

End of period	$6,757,436	$6,800,447	$4,352,931	$4,620,273	$30,320,337	$28,469,659

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund

	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

Operations:
Net investment income (loss)	$13,648	$37,530	$12,839	$24,376	$225,645	$527,540
Net realized gain (loss)	(61,284)	(37,024)	(52,699)	(6,878)	532,825	20,909
Net unrealized appreciation (depreciation)	(165,620)	293,939	(26,085)	117,343	(1,231,399)	4,312,978

Net increase (decrease) in net assets resulting from operations	(213,256)	294,445	(65,945)	134,841	(472,929)	4,861,427

Distributions paid to shareholders	(3,243)	(53,548)	(14,279)	(24,614)	(242,551)	(1,801,337)
Net capital share transactions	17,397	(78,069)	42,809	213,209	(305,328)	1,434,114

Total (decrease) increase in net assets	(199,102)	162,828	(37,415)	323,436	(1,020,808)	4,494,204
Net assets:
Beginning of period	1,500,086	1,337,258	998,716	675,280	27,419,655	22,925,451

End of period	$1,300,984	$1,500,086	$961,301	$998,716	$26,398,847	$27,419,655

See end of statements of changes in net assets for footnote.

See notes to financial statements.

116	American Funds Insurance Series

(dollars in thousands)

International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
$43,621	$136,307	$10,624	$34,732	$80,126	$189,701	$12,830	$38,039	$245,479	$648,555
(234,106)	(127,992)	13,983	32,951	(50,918)	85,829	13,233	51,837	(269,625)	902,476
(895,824)	1,988,427	(185,387)	791,400	(769,393)	1,423,960	(252,248)	449,868	(1,252,628)	6,175,985

(1,086,309)	1,996,742	(160,780)	859,083	(740,185)	1,699,490	(226,185)	539,744	(1,276,774)	7,727,016
(19,263)	(394,620)	(41,502)	(164,192)	(141,493)	(878,225)	(58,009)	(140,198)	(1,058,736)	(3,957,175)
(36,892)	(536,801)	(113,674)	54,641	14,986	429,824	60,780	(76,937)	263,583	2,392,290
(1,142,464)	1,065,321	(315,956)	749,532	(866,692)	1,251,089	(223,414)	322,609	(2,071,927)	6,162,131
10,075,431	9,010,110	3,760,411	3,010,879	9,282,361	8,031,272	2,138,483	1,815,874	36,026,266	29,864,135
$8,932,967	$10,075,431	$3,444,455	$3,760,411	$8,415,669	$9,282,361	$1,915,069	$2,138,483	$33,954,339	$36,026,266

Global Balanced Fund		Bond Fund		Capital World Bond Fund (formerly Global Bond Fund)		High-Income Bond Fund		American Funds Mortgage Fund (formerly Mortgage Fund)
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019
$2,554	$6,777	$107,078	$272,023	$19,999	$52,158	$33,767	$82,861	$1,640	$6,346
1,878	9,826	349,522	243,332	14,677	21,665	(48,080)	(19,893)	15,529	9,940
(18,178)	58,663	197,967	411,625	3,885	87,557	(66,176)	86,931	(859)	(1,209)

(13,746)	75,266	654,567	926,980	38,561	161,380	(80,489)	149,899	16,310	15,077
(1,456)	(16,934)	(144,034)	(280,200)	(39,902)	(35,756)	(12,904)	(79,066)	(1,602)	(7,525)
(8,460)	12,429	(691,390)	49,693	(46,502)	(84,997)	(388,649)	(8,439)	(22,393)	(4,217)
(23,662)	70,761	(180,857)	696,473	(47,843)	40,627	(482,042)	62,394	(7,685)	3,335
436,950	366,189	10,551,160	9,854,687	2,128,644	2,088,017	1,266,293	1,203,899	294,510	291,175
$413,288	$436,950	$10,370,303	$10,551,160	$2,080,801	$2,128,644	$784,251	$1,266,293	$286,825	$294,510

American Funds Insurance Series	117

Statements of changes in net assets

	Ultra-Short Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Managed Risk Growth Fund

	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

Operations:
Net investment income (loss)	$698	$4,833	$15,146	$55,852	$(2)	$2,886
Net realized gain (loss)	—	(1)	227,659	122,154	24,467	30,629
Net unrealized appreciation (depreciation)	3	15	6,286	(22,336)	12,889	43,736

Net increase (decrease) in net assets resulting from operations	701	4,847	249,091	155,670	37,354	77,251

Distributions paid to shareholders	(737)	(5,093)	(49,531)	(60,961)	(25,274)	(30,222)
Net capital share transactions	59,592	(21,528)	(1,131,516)	(67,678)	24,064	49,348

Total (decrease) increase in net assets	59,556	(21,774)	(931,956)	27,031	36,144	96,377
Net assets:
Beginning of period	284,630	306,404	2,896,334	2,869,303	439,650	343,273

End of period	$344,186	$284,630	$1,964,378	$2,896,334	$475,794	$439,650

*	Unaudited.

See notes to financial statements.

118	American Funds Insurance Series

(dollars in thousands)

Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019	Six months ended June 30, 2020*	Year ended December 31, 2019

$(111)	$1,940	$471	$5,680	$5,316	$35,433	$4,057	$40,653
(6,234)	2,677	(45,739)	16,823	79,444	149,567	6,610	131,826
(13,917)	21,114	15,184	23,125	(74,189)	180,419	(119,351)	271,610

(20,262)	25,731	(30,084)	45,628	10,571	365,419	(108,684)	444,089
(3,247)	(7,796)	(16,570)	(23,415)	(151,686)	(32,440)	(146,678)	(177,811)
12,731	(3,125)	25,050	6,553	94,331	44,643	57,449	23,729
(10,778)	14,810	(21,604)	28,766	(46,784)	377,622	(197,913)	290,007

165,769	150,959	365,435	336,669	2,269,724	1,892,102	2,832,504	2,542,497
$154,991	$165,769	$343,831	$365,435	$2,222,940	$2,269,724	$2,634,591	$2,832,504

American Funds Insurance Series	119

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 34 different funds (“the funds”), including 23 funds in the series covered in this report. The other 11 funds in the series are covered in separate reports. Six funds in the series are covered in the American Funds Insurance Series -Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily short positions on exchange-traded futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Global Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

Bond Fund — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund (formerly Global Bond Fund) — To provide, over the long term, a high level of total return consistent with prudent investment management.

120	American Funds Insurance Series

High-Income Bond Fund — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund (formerly Mortgage Fund) — To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government/AAA-Rated Securities Fund — To provide a high level of current income consistent with preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Insurance Series	121

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

122	American Funds Insurance Series

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2020 (dollars in thousands):

American Funds Insurance Series	123

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,284,484	$798,997	$—	$2,083,481
Consumer discretionary	644,467	737,616	—	1,382,083
Health care	594,181	263,129	—	857,310
Financials	288,296	324,252	—	612,548
Communication services	363,088	202,838	—	565,926
Consumer staples	226,669	245,324	—	471,993
Industrials	35,710	227,160	—	262,870
Materials	100,652	30,744	—	131,396
Energy	—	87,257	—	87,257
Other	—	31,299	—	31,299
Preferred securities	—	156,272	—	156,272
Short-term securities	158,488	—	—	158,488

Total	$3,696,035	$3,104,888	$—	$6,800,923

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$597,103	$441,881	$—	$1,038,984
Health care	798,293	237,421	3	1,035,717
Consumer discretionary	361,327	266,306	—	627,633
Industrials	167,492	446,741	—	614,233
Financials	176,658	78,390	—	255,048
Communication services	71,494	79,754	—	151,248
Real estate	66,801	58,799	—	125,600
Consumer staples	57,052	62,582	—	119,634
Materials	30,216	46,570	—	76,786
Utilities	9,940	47,877	—	57,817
Energy	24,332	5,728	10,485	40,545
Preferred securities	7,081	—	53,437	60,518
Convertible stocks	—	—	6,715	6,715
Short-term securities	224,205	—	—	224,205

Total	$2,591,994	$1,772,049	$70,640	$4,434,683

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3*	Purchases	Sales	Net realized loss†	Unrealized depreciation†	Transfers out of Level 3*	Ending value at 6/30/2020
Investment securities	$44,058	$913	$35,620	$(17)	$(4,876)	$(5,058)	$—	$70,640
Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2020								$(5,058)

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
†	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

124	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if appropriate)	Weighted average	Impact to valuation from an increase in input*
		Liquidation value	N/A	N/A	N/A	N/A
			Price/cash flow multiple	7.8x	7.8x	Increase
Common stocks	$10,488	Market comparables	DLOM	24%	24%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	53,437	Transaction price	N/A	N/A	N/A	N/A
		Inputs to market comparables and transaction price	Weight ascribed to transaction price	50%	N/A	N/A
			Weight ascribed to market comparables	50%	N/A	N/A
Convertible stocks	6,715		Market comparables discount	20%	20%	Decrease
		Market comparables	Enterprise value/sales multiple	11.6x	11.6x	Increase
			Transaction point multiple discount	2%	2%	Decrease
	$70,640

*

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit

DLOM = Discount for lack of marketability

MMTPA = Million metric tonnes per annum

Growth Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$6,511,810	$822,391	$—	$7,334,201
Communication services	5,872,265	24,348	—	5,896,613
Consumer discretionary	5,200,060	193,384	—	5,393,444
Health care	4,687,932	29,881	46,931	4,764,744
Financials	1,416,856	121,218	—	1,538,074
Industrials	1,193,617	327,064	—	1,520,681
Materials	833,367	58,183	—	891,550
Consumer staples	459,700	229,331	—	689,031
Real estate	432,288	—	—	432,288
Energy	359,863	—	—	359,863
Utilities	119,172	—	—	119,172
Preferred securities	—	25,573	—	25,573
Rights & warrants	607	—	—	607
Convertible bonds & notes	—	—	39,060	39,060
Short-term securities	1,205,195	—	—	1,205,195

Total	$28,292,732	$1,831,373	$85,991	$30,210,096

American Funds Insurance Series	125

International Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer discretionary	$307,245	$1,131,651	$—	$1,438,896
Financials	67,130	1,366,075	—	1,433,205
Health care	161,190	1,261,842	6	1,423,038
Industrials	30,210	913,816	—	944,026
Communication services	54,694	503,497	—	558,191
Consumer staples	15,660	472,775	—	488,435
Energy	67,608	307,448	—	375,056
Information technology	56,751	316,995	—	373,746
Utilities	—	344,595	—	344,595
Materials	147,539	191,287	—	338,826
Real estate	—	147,365	—	147,365
Preferred securities	34,408	55,587	—	89,995
Rights & warrants	—	24,374	—	24,374
Convertible bonds & notes	—	2,624	—	2,624
Bonds, notes & other debt instruments	—	41,200	—	41,200
Short-term securities	886,255	—	—	886,255

Total	$1,828,690	$7,081,131	$6	$8,909,827

New World Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$419,393	$204,252	$—	$623,645
Consumer discretionary	118,253	354,352	—	472,605
Health care	194,913	239,219	1	434,133
Financials	88,601	309,970	—	398,571
Communication services	225,302	116,104	—	341,406
Consumer staples	34,107	181,765	—	215,872
Materials	76,585	115,978	—	192,563
Industrials	45,539	140,144	—	185,683
Energy	42,194	90,442	—	132,636
Utilities	10,719	56,172	—	66,891
Real estate	15,884	45,772	—	61,656
Preferred securities	20,703	14,844	—	35,547
Rights & warrants	—	7,781	—	7,781
Convertible bonds & notes	—	133	—	133
Bonds, notes & other debt instruments	—	116,248	—	116,248
Short-term securities	161,254	—	—	161,254

Total	$1,453,447	$1,993,176	$1	$3,446,624

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$73	$—	$—	$73
Unrealized appreciation on open forward currency contracts	—	10	—	10
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)

Total	$73	$6	$—	$79

*	Futures contracts and forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 1.

126	American Funds Insurance Series

Global Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$207,857	$131,533	$—	$339,390
Financials	113,922	158,377	—	272,299
Health care	163,530	72,117	—	235,647
Consumer discretionary	78,955	95,199	—	174,154
Industrials	85,232	83,835	—	169,067
Communication services	112,102	25,435	—	137,537
Utilities	23,936	112,019	—	135,955
Energy	33,030	67,663	—	100,693
Consumer staples	14,691	62,699	—	77,390
Materials	28,030	36,266	—	64,296
Real estate	41,065	14,801	—	55,866
Bonds, notes & other debt instruments	—	34,634	—	34,634
Short-term securities	123,235	—	—	123,235

Total	$1,025,585	$894,578	$—	$1,920,163

	Other investments*

	Level 1	Level 2	Level 3	Total

Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(27)	$—	$(27)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Information technology	$5,780,358	$275,384	$—	$6,055,742
Health care	4,920,099	775,119	—	5,695,218
Communication services	4,790,029	146,412	—	4,936,441
Industrials	2,836,211	268,279	—	3,104,490
Financials	2,735,821	213,373	—	2,949,194
Consumer discretionary	2,181,687	18,743	—	2,200,430
Consumer staples	1,240,176	792,194	—	2,032,370
Materials	1,325,013	76,868	—	1,401,881
Energy	1,248,892	19,986	—	1,268,878
Utilities	818,534	157,999	—	976,533
Real estate	924,011	—	—	924,011
Convertible stocks	311,982	—	—	311,982
Bonds, notes & other debt instruments	—	39,975	—	39,975
Short-term securities	2,085,046	—	—	2,085,046

Total	$31,197,859	$2,784,332	$—	$33,982,191

American Funds Insurance Series	127

International Growth and Income Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Financials	$17,539	$219,971	$—	$237,510
Industrials	9,022	182,116	—	191,138
Health care	8,162	155,170	4	163,336
Consumer discretionary	—	144,942	—	144,942
Utilities	—	119,116	—	119,116
Communication services	23,509	62,963	—	86,472
Information technology	—	52,437	—	52,437
Consumer staples	—	50,640	—	50,640
Materials	4,374	45,498	—	49,872
Real estate	—	36,374	—	36,374
Energy	10,704	11,500	—	22,204
Preferred securities	6,478	—	—	6,478
Rights & warrants	—	8,024	—	8,024
Bonds, notes & other debt instruments	—	8,561	—	8,561
Short-term securities	121,340	—	—	121,340

Total	$201,128	$1,097,312	$4	$1,298,444

Capital Income Builder

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Common stocks:
Health care	$72,348	$38,351	$—	$110,699
Consumer staples	47,839	46,955	—	94,794
Utilities	33,782	52,906	—	86,688
Financials	44,159	42,373	—	86,532
Information technology	65,463	12,240	—	77,703
Real estate	40,897	18,227	—	59,124
Energy	35,849	6,411	—	42,260
Communication services	22,882	18,034	—	40,916
Industrials	19,481	16,466	—	35,947
Materials	13,100	14,892	—	27,992
Consumer discretionary	4,561	5,725	—	10,286
Preferred securities	—	808	—	808
Rights & warrants	—	—	—	—
Convertible stocks	13,095	—	—	13,095
Convertible bonds & notes	—	544	—	544
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	86,162	—	86,162
Mortgage-backed obligations	—	69,412	—	69,412
Corporate bonds & notes	—	67,077	—	67,077
Other bonds & notes	—	11,366	—	11,366
Short-term securities	53,466	—	—	53,466

Total	$466,922	$507,949	$—	$974,871

128	American Funds Insurance Series

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$163	$—	$—	$163
Unrealized appreciation on interest rate swaps	—	81	—	81
Unrealized appreciation on credit default swaps	—	227	—	227
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on interest rate swaps	—	(29)	—	(29)

Total	$93	$275	$—	$368

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Asset Allocation Fund

	Investment securities

	Level 1	Level 2		Level 3	Total

Assets:
Common stocks:
Information technology	$3,808,430	$25,661		$—	$3,834,091
Health care	2,916,023	105,456		8,839	3,030,318
Financials	2,277,466	160,163		—	2,437,629
Consumer discretionary	1,308,114	80,984		—	1,389,098
Consumer staples	857,812	416,065		—	1,273,877
Industrials	1,062,976	34,868		—	1,097,844
Communication services	981,722	—		—	981,722
Materials	685,380	70,337		—	755,717
Utilities	182,767	206,764		—	389,531
Energy	317,713	18,712		706	337,131
Real estate	211,176	—		—	211,176
Rights & warrants	—	—		133	133
Convertible stocks	127,927	38,630		566	167,123
Convertible bonds & notes	—	71		—	71
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	3,505,729		6,821	3,512,550
U.S. Treasury bonds & notes	—	2,725,104		—	2,725,104
Mortgage-backed obligations	—	2,256,578		—	2,256,578
Federal agency bonds & notes	—	14,005		—	14,005
Other	—	217,692		—	217,692
Short-term securities	3,038,491	—		—	3,038,491

Total	$17,775,997	$9,876,819		$17,065	$27,669,881

	Other investments*

	Level 1	Level 2		Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$1,474	$—		$—	$1,474
Unrealized appreciation on credit default swaps	—	—	†	—	—	†
Liabilities:
Unrealized depreciation on futures contracts	(726)	—		—	(726)

Total	$748	$—		$—	$748

*	Futures contracts and credit default swaps are not included in the investment portfolio.
†	Amount less than one thousand.

American Funds Insurance Series	129

Global Balanced Fund

	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Common stocks:
Information technology	$27,242	$28,347	$—		$55,589
Health care	23,356	22,655	—		46,011
Consumer staples	20,814	13,510	—		34,324
Financials	17,960	12,413	—		30,373
Industrials	9,838	14,221	—		24,059
Consumer discretionary	9,934	8,236	—		18,170
Real estate	11,269	718	—		11,987
Materials	1,406	9,235	—		10,641
Communication services	5,782	3,491	—		9,273
Other	2,159	759	—		2,918
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	58,689	—		58,689
Bonds & notes of governments & government agencies outside the U.S.	—	58,450	—		58,450
Corporate bonds & notes	—	25,043	—		25,043
Mortgage-backed obligations	—	6,785	—		6,785
Other bonds & notes	—	287	—		287
Short-term securities	23,412	—	—		23,412

Total	$153,172	$262,839	$—		$416,011

	Other investments*

	Level 1	Level 2	Level 3		Total

Assets:
Unrealized appreciation on futures contracts	$6	$—	$—		$6
Unrealized appreciation on open forward currency contracts	—	108	—		108
Unrealized appreciation on interest rate swaps	—	41	—		41
Liabilities:
Unrealized depreciation on futures contracts	(5)	—	—		(5)
Unrealized depreciation on open forward currency contracts	—	(165)	—		(165)
Unrealized depreciation on interest rate swaps	—	(139)	—		(139)

Total	$1	$(155)	$—		$(154)

* Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio. Bond Fund
	Investment securities

	Level 1	Level 2	Level 3		Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$3,966,400	$—		$3,966,400
Mortgage-backed obligations	—	2,955,043	—		2,955,043
U.S. Treasury bonds & notes	—	2,381,814	—		2,381,814
Bonds & notes of governments & government agencies outside the U.S.	—	344,488	—		344,488
Asset-backed obligations	—	234,532	—		234,532
Municipals	—	233,190	—		233,190
Federal agency bonds & notes	—	12,984	—		12,984
Common stocks	—	—	55		55
Rights & warrants	—	— *	—	*	— *
Short-term securities	1,560,968	—	—		1,560,968

Total	$1,560,968	$10,128,451	$55		$11,689,474

130	American Funds Insurance Series

	Other investments†

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$8,061	$—	$—	$8,061
Unrealized appreciation on open forward currency contracts	—	2,979	—	2,979
Unrealized appreciation on interest rate swaps	—	1,663	—	1,663
Liabilities:
Unrealized depreciation on futures contracts	(6,831)	—	—	(6,831)
Unrealized depreciation on open forward currency contracts	—	(1,252)	—	(1,252)
Unrealized depreciation on interest rate swaps	—	(32,402)	—	(32,402)

Total	$1,230	$(29,012)	$—	$(27,782)

* Amount less than one thousand. † Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio. Capital World Bond Fund
	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Euros	$—	$385,464	$—	$385,464
Japanese yen	—	194,992	—	194,992
Chinese yuan renminbi	—	97,306	—	97,306
British pounds	—	63,277	—	63,277
Canadian dollars	—	39,508	—	39,508
Danish kroner	—	39,235	—	39,235
Mexican pesos	—	31,632	—	31,632
Malaysian ringgits	—	30,925	—	30,925
Israeli shekels	—	24,079	—	24,079
Russian rubles	—	23,744	—	23,744
South Korean won	—	19,100	—	19,100
Brazilian reais	—	16,861	—	16,861
Romanian leu	—	1,217	—	1,217
U.S. dollars	—	983,983	43	984,026
Other	—	55,091	—	55,091
Convertible bonds & notes	—	6	—	6
Convertible stocks	—	—	96	96
Common stocks	105	—	114	219
Rights & warrants	—	—	14	14
Short-term securities	130,577	—	—	130,577

Total	$130,682	$2,006,420	$267	$2,137,369

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$560	$—	$—	$560
Unrealized appreciation on open forward currency contracts	—	742	—	742
Unrealized appreciation on interest rate swaps	—	555	—	555
Unrealized appreciation on credit default swaps	—	519	—	519
Liabilities:
Unrealized depreciation on futures contracts	(436)	—	—	(436)
Unrealized depreciation on open forward currency contracts	—	(1,979)	—	(1,979)
Unrealized depreciation on interest rate swaps	—	(502)	—	(502)

Total	$124	$(665)	$—	$(541)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

American Funds Insurance Series	131

High-Income Bond Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$715,908	$7,712	$723,620
Bonds & notes of governments & government agencies outside the U.S.	—	194	—	194
Municipals	—	5	—	5
Convertible bonds & notes	—	4,927	—	4,927
Convertible stocks	2,923	420	549	3,892
Preferred securities	—	1,789	—	1,789
Common stocks	2,872	—	11,922	14,794
Rights & warrants	—	3	144	147
Short-term securities	37,969	—	—	37,969

Total	$43,764	$723,246	$20,327	$787,337

	Other investments[1]

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on credit default swaps	$—	$319	$—	$319

[1]	Credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended June 30, 2020 (dollars in thousands):

	Beginning value at 1/1/2020	Transfers into Level 3[2]	Purchases	Sales	Net realized loss[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 6/30/2020

Investment securities	$19,675	$2,956	$1,962	$(567)	$(207)	$(121)	$(3,371)	$20,327
Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2020								$34

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.
[3]	Net realized loss and unrealized depreciation are included in the related amounts on investments in the statement of operations.

132	American Funds Insurance Series

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 6/30/2020	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average	Impact to valuation from an increase in input*

Bonds, notes & other debt instruments			$ per acre	$2.7K	$2.7K	Increase
		Market Comparables	$ per thousand Boe per day	$12.5K	$12.5K	Increase
			Enterprise value/EBITDA multiple	2.0x - 4.0x	3.0x	Increase
			Risk discount	0.0%	0.0%	Decrease
	$ 7,712	Recent market information	N/A	N/A	N/A	N/A
		Estimated recovery value	N/A	N/A	N/A	N/A
		Yield analysis	Yield to maturity risk premium	200 bps	200 bps	Decrease
Convertible stocks	549	Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.0x	10.0x	Increase
		Estimated recovery value	N/A	N/A	N/A	N/A
			Enterprise value/EBITDA multiple	7.1x -7.3x	7.2x	Increase
		Market comparables	DLOM	21%	21%	Decrease
Common stocks	11,922		Risk discount	0.0%	0.0%	Decrease
		Enterprise value multiple	Enterprise value/EBITDA less CapEx multiple	10.2x	10.2x	Increase
		Recent market information	N/A	N/A	N/A	N/A
Rights & warrants		Black-Scholes	Implied volatility	30%	30%	Increase
	144		Underlying share price	N/A	N/A	Na
		Recent market information	N/A	N/A	N/A	N/A
$ 20,327

*

This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Boe = Barrels of oil equivalent

DLOM = Discount for lack of marketability

EBITDA = Earnings before income taxes, depreciation and amortization

American Funds Insurance Series	133

American Funds Mortgage Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$263,450	$—	$263,450
U.S. Treasury bonds & notes	—	11,667	—	11,667
Asset-backed obligations	—	2,561	—	2,561
Short-term securities	—	135,170	—	135,170

Total	$—	$412,848	$—	$412,848

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$108	$—	$—	$108
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Unrealized depreciation on interest rate swaps	—	(5,967)	—	(5,967)

Total	$34	$(5,967)	$—	$(5,933)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Ultra-Short Bond Fund

At June 30, 2020, all of the fund’s investment securities were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

	Investment securities

	Level 1	Level 2	Level 3	Total

Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,130,698	$—	$1,130,698
Federal agency bonds & notes	—	373,838	—	373,838
U.S. Treasury bonds & notes	—	333,750	—	333,750
Short-term securities	—	837,023	—	837,023

Total	$—	$2,675,309	$—	$2,675,309

	Other investments*

	Level 1	Level 2	Level 3	Total

Assets:
Unrealized appreciation on futures contracts	$2,176	$—	$—	$2,176
Unrealized appreciation on interest rate swaps	—	19,148	—	19,148
Liabilities:
Unrealized depreciation on futures contracts	(1,957)	—	—	(1,957)
Unrealized depreciation on interest rate swaps	—	(70,841)	—	(70,841)

Total	$219	$(51,693)	$—	$(51,474)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Managed Risk Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

134	American Funds Insurance Series

Managed Risk Growth-Income Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2020, all of the fund’s investments were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of a fund may be subject to sharp declines in value. Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading

American Funds Insurance Series	135

volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose a fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result additional losses.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

136	American Funds Insurance Series

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

American Funds Insurance Series	137

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification risk— As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding could adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could be exposed to the risk of loss. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

138	American Funds Insurance Series

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

American Funds Insurance Series	139

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral type
Fund	Values of securities on loan	Cash	U.S. government securities		Value of investment securities purchased
Global Growth Fund	$25,635	$26,917	$—		$24,225
Global Small Capitalization Fund	69,706	67,795	6,705		61,016
International Fund	11,451	12,030	—	*	10,827
New World Fund	8,556	8,979	—		8,081
Capital Income Builder	3,593	3,773	—		3,396
Asset Allocation Fund	47,984	50,338	—		45,305

*	Amount less than one thousand.

Investment securities purchased from cash collateral are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund and High-Income Bond Fund have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of June 30, 2020, the maximum exposure from these unfunded commitments for Asset Allocation Fund and High-Income Bond Fund was $3,705,000 and $4,038,000, respectively, which would represent 0.01% and 0.51%, respectively, of the net assets of each fund should such commitments become due.

Options contracts — The Managed Risk Growth-Income Fund has entered into options contracts, which give the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option, the security underlying the option (or the cash value of the index underlying the option) at a specified price. As part of its managed risk strategy, the Managed Risk Growth-Income Fund will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities. By purchasing a put option on an equity index, the fund obtains the right (but not the obligation) to sell the cash value of the index underlying the option at a specified exercise price, and in return for this right, the fund pays the current market price, or the option premium, for the option.

The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

140	American Funds Insurance Series

Premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from options contracts are recorded in the fund’s statement of operations.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Some of the funds have entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

American Funds Insurance Series	141

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The series’ investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When a fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract. Securities deposited as initial margin are designated on the investment portfolio.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the centrally cleared swaps, and records variation margin in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from credit default swaps are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amounts of options contracts purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options contracts purchased	Futures contracts		Forward currency contracts		Interest rate swaps		Credit default swaps

International Fund	Not applicable	Not applicable		$66,613	*	Not applicable		Not applicable
New World Fund	Not applicable	$1,500		8,630		Not applicable		Not applicable
Global Growth and Income Fund	Not applicable	Not applicable		7,019		Not applicable		Not applicable
International Growth and Income Fund	Not applicable	Not applicable		1,782	*	Not applicable		Not applicable
Capital Income Builder	Not applicable	89,483		744		$180,215		$3,498
Asset Allocation Fund	Not applicable	1,944,475		Not applicable		354,805	*	101,240
Global Balanced Fund	Not applicable	7,592		26,310		8,915		Not applicable
Bond Fund	Not applicable	4,105,464		603,989		900,759		178,200	*
Capital World Bond Fund	Not applicable	267,583		746,695		179,345		123,637
High-Income Bond Fund	Not applicable	65,117	*	Not applicable		Not applicable		52,956
American Funds Mortgage Fund	Not applicable	138,142		Not applicable		567,228		Not applicable
U.S. Government/AAA-Rated Securities Fund	Not applicable	2,252,820		Not applicable		8,224,363		Not applicable
Managed Risk Growth Fund	Not applicable	116,162		Not applicable		Not applicable		Not applicable
Managed Risk International Fund	Not applicable	532,070		Not applicable		Not applicable		Not applicable
Managed Risk Blue Chip Income and Growth Fund	Not applicable	75,332		Not applicable		Not applicable		Not applicable
Managed Risk Growth-Income Fund	$25,963	564,546		Not applicable		Not applicable		Not applicable
Managed Risk Asset Allocation Fund	Not applicable	557,511		Not applicable		Not applicable		Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.

142	American Funds Insurance Series

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the six months ended June 30, 2020 (dollars in thousands):

International Fund

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$182	Net unrealized appreciation on forward currency contracts	$131

New World Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Interest	Unrealized appreciation[1]	$73	Unrealized depreciation[1]	$—
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	10	Unrealized depreciation on open forward currency contracts	4

			$83		$4

		Net realized loss		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Interest	Net realized gain on futures contracts	$—	Net unrealized appreciation on futures contracts	$73
Forward currency	Currency	Net realized loss on forward currency contracts	(23)	Net unrealized appreciation on forward currency contracts	6

			$(23)		$79

Global Growth and Income Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$27

		Net realized gain		Net unrealized appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Forward currency	Currency	Net realized gain on forward currency contracts	$25	Net unrealized appreciation on forward currency contracts	$110

See end of tables for footnotes.

American Funds Insurance Series	143

International Growth and Income Fund

		Net realized gain			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$18		Net unrealized appreciation on forward currency contracts	$12

Capital Income Builder

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$163		Unrealized depreciation[1]	$70
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—		Unrealized depreciation on open forward currency contracts	4
Swap	Interest	Unrealized appreciation[1]	81		Unrealized depreciation[1]	29
Swap	Credit	Unrealized appreciation[1]	227		Unrealized depreciation[1]	—

			$471			$103

		Net realized gain			Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$3,729		Net unrealized appreciation on futures contracts	$424
Forward currency	Currency	Net realized gain on forward currency contracts	24		Net unrealized depreciation on forward currency contracts	(4)
Swap	Interest	Net realized gain on swap contracts	2,303		Net unrealized depreciation on swap contracts	(777)
Swap	Credit	Net realized gain on swap contracts	20		Net unrealized appreciation on swap contracts	227

			$6,076			$(130)

Asset Allocation Fund

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$1,474		Unrealized depreciation[1]	$726
Swap	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	—

			$1,474			$726

		Net realized gain (loss)			Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value		Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$36,972		Net unrealized appreciation on futures contracts	$3,710
Swap	Interest	Net realized loss on swap contracts	(13,562)		Net unrealized appreciation on swap contracts	3,812
Swap	Credit	Net realized gain on swap contracts	2,724		Net unrealized appreciation on swap contracts	— [2]

			$26,134			$7,522

144	American Funds Insurance Series

Global Balanced Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$6	Unrealized depreciation[1]	$5
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	108	Unrealized depreciation on open forward currency contracts	165
Forward currency	Currency	Receivables for closed forward currency contracts	47	Payables for closed forward currency contracts	—
Swap	Interest	Unrealized appreciation[1]	41	Unrealized depreciation[1]	139

			$202		$309

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$449	Net unrealized appreciation on futures contracts	$17
Forward currency	Currency	Net realized gain on forward currency contracts	398	Net unrealized appreciation on forward currency contracts	42
Swap	Interest	Net realized loss on swap contracts	(24)	Net unrealized depreciation on swap contracts	(96)

			$823		$(37)

Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$8,061	Unrealized depreciation[1]	$6,831
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	2,979	Unrealized depreciation on open forward currency contracts	1,252
Swap	Interest	Unrealized appreciation[1]	1,663	Unrealized depreciation[1]	32,402
			$12,703		$40,485

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$85,319	Net unrealized appreciation on futures contracts	$5,309
Forward currency	Currency	Net realized loss on forward currency contracts	(6,097)	Net unrealized appreciation on forward currency contracts	2,917
Swap	Interest	Net realized loss on swap contracts	(18,656)	Net unrealized depreciation on swap contracts	(24,633)
Swap	Credit	Net realized gain on swap contracts	25,217	Net unrealized appreciation on swap contracts	—

			$85,783		$(16,407)

See end of tables for footnotes.

American Funds Insurance Series	145

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$560	Unrealized depreciation[1]	$436
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	742	Unrealized depreciation on open forward currency contracts	1,979
Forward currency	Currency	Receivables for closed forward currency contracts	5,787	Payables for closed forward currency contracts	1,089
Swap	Interest	Unrealized appreciation[1]	555	Unrealized depreciation[1]	502
Swap	Credit	Unrealized appreciation[1]	519	Unrealized depreciation[1]	—
			$8,163		$4,006

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,040)	Net unrealized appreciation on futures contracts	$929
Forward currency	Currency	Net realized gain on forward currency contracts	8,589	Net unrealized appreciation on forward currency contracts	973
Swap	Interest	Net realized loss on swap contracts	(2,885)	Net unrealized appreciation on swap contracts	592
Swap	Credit	Net realized loss on swap contracts	(835)	Net unrealized depreciation on swap contracts	(212)
			$3,829		$2,282
High-Income Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Swap	Credit	Unrealized appreciation[1]	$319	Unrealized depreciation[1]	$—
		Net realized (loss) gain		Net unrealized (depreciation) appreciation

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(144)	Net unrealized depreciation on futures contracts	$(159)
Swap	Interest	Net realized gain on swap contracts	1	Net unrealized appreciation on swap contracts	—
Swap	Credit	Net realized gain on swap contracts	4,676	Net unrealized appreciation on swap contracts	1,897
			$4,533		$1,738

146	American Funds Insurance Series

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$108	Unrealized depreciation[1]	$74
Swap	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5,967

			$108		$6,041

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8,464	Net unrealized appreciation on futures contracts	$780
Swap	Interest	Net realized loss on swap contracts	(2,463)	Net unrealized depreciation on swap contracts	(3,135)

			$6,001		$(2,355)

U.S. Government/AAA-Rated Securities Fund
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$2,176	Unrealized depreciation[1]	$1,957
Swap	Interest	Unrealized appreciation[1]	19,148	Unrealized depreciation[1]	70,841

			$21,324		$72,798

		Net realized gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$87,073	Net unrealized appreciation on futures contracts	$8,167
Swap	Interest	Net realized gain on swap contracts	15,421	Net unrealized depreciation on swap contracts	(31,391)

			$102,494		$(23,224)

See end of tables for footnotes.

American Funds Insurance Series	147

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$197	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	48	Unrealized depreciation[1]	1,514
Futures	Interest	Unrealized appreciation[1]	521	Unrealized depreciation[1]	—

			$766		$1,514

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$186	Net unrealized appreciation on futures contracts	$197
Futures	Equity	Net realized loss on futures contracts	(13,472)	Net unrealized depreciation on futures contracts	(1,466)
Futures	Interest	Net realized gain on futures contracts	5,514	Net unrealized appreciation on futures contracts	582

			$(7,772)		$(687)

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Currency	Unrealized appreciation[1]	$335	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	195	Unrealized depreciation[1]	553
Futures	Interest	Unrealized appreciation[1]	169	Unrealized depreciation[1]	—

			$699		$553

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Currency	Net realized gain on futures contracts	$86	Net unrealized appreciation on futures contracts	$335
Futures	Equity	Net realized loss on futures contracts	(8,257)	Net unrealized depreciation on futures contracts	(358)
Futures	Interest	Net realized gain on futures contracts	1,009	Net unrealized appreciation on futures contracts	199

			$(7,162)		$176

148	American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Currency	Unrealized appreciation[1]	$35	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	25	Unrealized depreciation[1]	1,189
Futures	Interest	Unrealized appreciation[1]	358	Unrealized depreciation[1]	—

			$418		$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$56	Net unrealized appreciation on futures contracts	$35
Futures	Equity	Net realized loss on futures contracts	(13,739)	Net unrealized depreciation on futures contracts	(1,164)
Futures	Interest	Net realized gain on futures contracts	3,564	Net unrealized appreciation on futures contracts	410

			$(10,119)		$(719)

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Options purchased	Equity	Investment securities of unaffiliated issuers[3]	$20,156	Investment securities of unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	883	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	135	Unrealized depreciation[1]	1,445
Futures	Interest	Unrealized appreciation[1]	1,869	Unrealized depreciation[1]	—
			$23,043		$1,445

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Options purchased	Equity	Net realized loss on options purchased contracts[4]	$(9,526)	Net unrealized appreciation on options purchased contracts[5]	$15,786
Futures	Currency	Net realized gain on futures contracts	1,772	Net unrealized appreciation on futures contracts	883
Futures	Equity	Net realized gain on futures contracts	16,550	Net unrealized depreciation on futures contracts	(2,355)
Futures	Interest	Net realized gain on futures contracts	23,943	Net unrealized appreciation on futures contracts	2,244
			$32,739		$16,558

See end of tables for footnotes.

American Funds Insurance Series	149

Managed Risk Asset Allocation Fund

		Assets		Liabilities

Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value

Futures	Currency	Unrealized appreciation[1]	$476	Unrealized depreciation[1]	$—
Futures	Equity	Unrealized appreciation[1]	90	Unrealized depreciation[1]	6,442
Futures	Interest	Unrealized appreciation[1]	1,825	Unrealized depreciation[1]	—

			$2,391		$6,442

		Net realized gain (loss)		Net unrealized appreciation (depreciation)

Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value

Futures	Currency	Net realized gain on futures contracts	$1,597	Net unrealized appreciation on futures contracts	$476
Futures	Equity	Net realized loss on futures contracts	(59,487)	Net unrealized depreciation on futures contracts	(6,352)
Futures	Interest	Net realized gain on futures contracts	21,839	Net unrealized appreciation on futures contracts	2,350

			$(36,051)		$(3,526)

[1]

Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and/or credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in the fund’s investment portfolio.
[4]	Options purchased are included in net realized gain (loss) on unaffiliated investments.
[5]	Options purchased are included in net unrealized appreciation (depreciation) on unaffiliated investments.

150	American Funds Insurance Series

Collateral — Some funds participate in a collateral program that calls for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For futures contracts, interest rate swaps and credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For forward currency contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in each fund’s statement of assets and liabilities.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counter-party) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of June 30, 2020, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of New York Mellon	$10	$—	$—	$—	$10
Liabilities:
Standard Chartered Bank	$4	$—	$—	$—	$4

Global Growth and Income Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Liabilities:
Standard Chartered Bank	$27	$—	$—	$—	$27

Capital Income Builder
	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Liabilities:
Goldman Sachs	$4	$—	$—	$—	$4

See end of tables for footnote.

American Funds Insurance Series	151

Global Balanced Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of New York Mellon	$4	$(4)	$—	$—	$—
Barclays Bank PLC	6	(6)	—	—	—
Citibank	7	(7)	—	—	—
Goldman Sachs	39	(2)	—	—	37
HSBC Bank	6	(6)	—	—	—
JPMorgan Chase	75	(13)	—	—	62
Standard Chartered Bank	13	(4)	—	—	9
UBS AG	5	(5)	—	—	—

Total	$155	$(47)	$—	$—	$108

Liabilities:
Bank of America	$10	$—	$—	$—	$10
Bank of New York Mellon	5	(4)	—	—	1
Barclays Bank PLC	20	(6)	—	—	14
Citibank	44	(7)	—	—	37
Goldman Sachs	2	(2)	—	—	—
HSBC Bank	41	(6)	—	—	35
JPMorgan Chase	13	(13)	—	—	—
Morgan Stanley	14	—	—	—	14
Standard Chartered Bank	4	(4)	—	—	—
UBS AG	12	(5)	—	—	7

Total	$165	$(47)	$—	$—	$118

Bond Fund
	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of New York Mellon	$155	$—	$(2)	$—	$153
Goldman Sachs	2,038	—	—	(2,038)	—
Morgan Stanley	786	—	—	(660)	126

Total	$2,979	$—	$(2)	$(2,698)	$279

Liabilities:
Citibank	$22	$—	$—	$—	$22
JPMorgan Chase	338	—	(338)	—	—
Standard Chartered Bank	892	—	(892)	—	—

Total	$1,252	$—	$(1,230)	$—	$22

152	American Funds Insurance Series

Capital World Bond Fund

	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement

Counterparty		Available to offset	Non-cash collateral*	Cash collateral*	Net amount

Assets:
Bank of New York Mellon	$41	$(24)	$(15)	$—	$2
Citibank	5,861	(1,170)	—	(4,561)	130
Goldman Sachs	19	—	—	(19)	—
JPMorgan Chase	228	(228)	—	—	—
Standard Chartered Bank	165	(122)	—	—	43
UBS AG	215	(211)	(4)	—	—

Total	$6,529	$(1,755)	$(19)	$(4,580)	$175

Liabilities:
Bank of America	$63	$—	$—	$—	$63
Bank of New York Mellon	24	(24)	—	—	—
Barclays Bank PLC	1	—	—	—	1
Citibank	1,170	(1,170)	—	—	—
JPMorgan Chase	1,477	(228)	(1,249)	—	—
Standard Chartered Bank	122	(122)	—	—	—
UBS AG	211	(211)	—	—	—

Total	$3,068	$(1,755)	$(1,249)	$—	$64

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2020, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

American Funds Insurance Series	153

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund

As of December 31, 2019:
Undistributed ordinary income	$13,148	$11,186	$76,916	$19,253	$25,462	$37,136
Undistributed long-term capital gains	194,055	273,289	738,170	—	16,027	104,256
Capital loss carryforward*	—	—	—	(149,822)	—	—

As of June 30, 2020:
Gross unrealized appreciation on investments	3,290,168	1,403,687	15,459,590	2,184,656	849,823	2,142,014
Gross unrealized depreciation on investments	(231,687)	(234,502)	(660,874)	(661,590)	(68,144)	(795,155)
Net unrealized appreciation (depreciation) on investments	3,058,481	1,169,185	14,798,716	1,523,066	781,679	1,346,859

Cost of investments	3,742,442	3,265,498	15,411,380	7,386,761	2,665,024	7,070,500

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund

As of December 31, 2019:
Undistributed ordinary income	$6,550	$238,333	$3,236	$1,926	$118,751	$17
Undistributed long-term capital gains	51,450	820,299	—	—	123,690	1,437
Capital loss carryforward*	—	—	(35,828)	(19,754)	—	—

As of June 30, 2020:
Gross unrealized appreciation on investments	496,090	10,887,937	217,631	88,825	6,357,435	76,582
Gross unrealized depreciation on investments	(112,894)	(1,490,177)	(120,291)	(24,589)	(885,733)	(13,557)
Net unrealized appreciation (depreciation) on investments	383,196	9,397,760	97,340	64,236	5,471,702	63,025

Cost of investments	1,536,941	24,584,431	1,201,104	911,253	22,198,926	352,832

154	American Funds Insurance Series

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund

As of December 31, 2019:
Undistributed ordinary income	$101,879	$31,468	$12,900	$1,209	$737	$33,112
Undistributed long-term capital gains	42,007	8,412	—	390	—	16,400
Capital loss carryforward*	—	—	(190,113)	—	(1)	—

As of June 30, 2020:
Gross unrealized appreciation on investments	595,588	107,962	23,524	7,011	16	97,437
Gross unrealized depreciation on investments	(88,272)	(49,046)	(101,057)	(6,240)	(6)	(73,407)
Net unrealized appreciation (depreciation) on investments	507,316	58,916	(77,533)	771	10	24,030

Cost of investments	11,154,376	2,079,102	865,424	406,144	343,921	2,599,805

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

As of December 31, 2019:
Undistributed ordinary income	$3,505	$1,934	$5,703	$33,307	$40,690
Undistributed long-term capital gains	21,766	1,312	10,865	118,369	105,973

As of June 30, 2020:
Gross unrealized appreciation on investments	55,343	—	—	71,911	110,722
Gross unrealized depreciation on investments	—	(7,385)	(25,977)	(938)	—
Net unrealized appreciation (depreciation) on investments	55,343	(7,385)	(25,977)	70,973	110,722

Cost of investments	406,104	156,495	358,898	2,118,772	2,477,153

*

Capital loss carryforwards will be used to offset any capital gains realized by the funds in the current year or in subsequent years. The funds will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$5,668	$73,033	$78,701	$31,022	$121,251	$152,273
Class 1A	13	205	218	82	367	449
Class 2	6,888	109,286	116,174	40,119	204,481	244,600
Class 4	592	11,537	12,129	3,204	17,408	20,612

Total	$13,161	$194,061	$207,222	$74,427	$343,507	$417,934

American Funds Insurance Series	155

Global Small Capitalization Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$5,414	$120,074	$125,488	$28,009	$97,912	$125,921
Class 1A	2	42	44	6	23	29
Class 2	5,373	140,495	145,868	28,406	119,280	147,686
Class 4	408	12,682	13,090	1,932	9,184	11,116

Total	$11,197	$273,293	$284,490	$58,353	$226,399	$284,752

Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$32,752	$285,315	$318,067	$150,838	$964,757	$1,115,595
Class 1A	56	547	603	193	1,290	1,483
Class 2	39,943	404,657	444,600	192,058	1,500,212	1,692,270
Class 3	560	5,433	5,993	2,713	20,442	23,155
Class 4	3,629	42,241	45,870	14,770	130,929	145,699

Total	$76,940	$738,193	$815,133	$360,572	$2,617,630	$2,978,202

International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$11,268	$—	$11,268	$85,943	$130,060	$216,003
Class 1A	13	—	13	95	141	236
Class 2	7,417	—	7,417	59,246	104,778	164,024
Class 3	43	—	43	354	637	991
Class 4	522	—	522	4,496	8,870	13,366

Total	$19,263	$—	$19,263	$150,134	$244,486	$394,620

New World Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$14,407	$8,752	$23,159	$23,315	$71,500	$94,815
Class 1A	42	26	68	39	132	171
Class 2	6,569	4,233	10,802	8,693	34,958	43,651
Class 4	4,454	3,019	7,473	4,452	21,103	25,555

Total	$25,472	$16,030	$41,502	$36,499	$127,693	$164,192

156	American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$22,973	$61,517	$84,490	$118,657	$410,713	$529,370
Class 1A	47	134	181	163	435	598
Class 2	11,675	34,662	46,337	60,118	238,793	298,911
Class 4	2,493	7,992	10,485	10,646	38,700	49,346

Total	$37,188	$104,305	$141,493	$189,584	$688,641	$878,225

Global Growth and Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,206	$15,679	$17,885	$12,475	$27,971	$40,446
Class 1A	7	53	60	33	66	99
Class 2	3,948	32,112	36,060	24,591	66,794	91,385
Class 4	392	3,612	4,004	2,298	5,970	8,268

Total	$6,553	$51,456	$58,009	$39,397	$100,801	$140,198

Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$144,011	$482,142	$626,153	$455,391	$1,825,184	$2,280,575
Class 1A	75	265	340	206	825	1,031
Class 2	85,637	305,445	391,082	272,097	1,260,360	1,532,457
Class 3	973	3,413	4,386	3,204	14,500	17,704
Class 4	7,703	29,072	36,775	21,474	103,934	125,408

Total	$238,399	$820,337	$1,058,736	$752,372	$3,204,803	$3,957,175

International Growth and Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$2,681	$—	$2,681	$41,626	$—	$41,626
Class 1A	5	—	5	84	—	84
Class 2	399	—	399	8,726	—	8,726
Class 4	158	—	158	3,112	—	3,112

Total	$3,243	$—	$3,243	$53,548	$—	$53,548

Capital Income Builder

	Six months ended June 30, 2020			Year ended December 31, 2019

Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$8,420	$—	$8,420	$13,476	$—	$13,476
Class 1A	78	—	78	126	—	126
Class 2	82	—	82	137	—	137
Class 4	5,699	—	5,699	10,875	—	10,875

Total	$14,279	$—	$14,279	$24,614	$—	$24,614

American Funds Insurance Series	157

Asset Allocation Fund

	Six months ended June 30, 2020				Year ended December 31, 2019

Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$80,116		$79,610	$159,726	$356,589	$816,841	$1,173,430
Class 1A	46		51	97	189	416	605
Class 2	20,767		22,747	43,514	94,178	253,101	347,279
Class 3	133		141	274	608	1,581	2,189
Class 4	17,719		21,221	38,940	71,682	206,152	277,834

Total	$118,781		$123,770	$242,551	$523,246	$1,278,091	$1,801,337

Global Balanced Fund

	Six months ended June 30, 2020				Year ended December 31, 2019

Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$6		$440	$446	$1,912	$3,479	$5,391
Class 1A	—	*	8	8	28	61	89
Class 2	9		668	677	2,521	5,487	8,008
Class 4	3		322	325	954	2,492	3,446

Total	$18		$1,438	$1,456	$5,415	$11,519	$16,934

Bond Fund

	Six months ended June 30, 2020				Year ended December 31, 2019

Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$62,335		$25,238	$87,573	$177,855	$—	$177,855
Class 1A	75		31	106	165	—	165
Class 2	34,283		14,478	48,761	90,796	—	90,796
Class 4	5,291		2,303	7,594	11,384	—	11,384

Total	$101,984		$42,050	$144,034	$280,200	$—	$280,200

Capital World Bond Fund

	Six months ended June 30, 2020				Year ended December 31, 2019

Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class 1	$16,454		$4,335	$20,789	$19,173	$—	$19,173
Class 1A	9		3	12	7	—	7
Class 2	14,282		3,871	18,153	15,927	—	15,927
Class 4	742		206	948	649	—	649

Total	$31,487		$8,415	$39,902	$35,756	$—	$35,756

158	American Funds Insurance Series

High-Income Bond Fund
	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$1,904		$—	$1,904		$33,304		$—	$33,304
Class 1A	14		—	14		45		—	45
Class 2	10,081		—	10,081		41,753		—	41,753
Class 3	147		—	147		611		—	611
Class 4	758		—	758		3,353		—	3,353

Total	$12,904		$—	$12,904		$79,066		$—	$79,066

American Funds Mortgage Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$845		$263	$1,108		$5,573		$—	$5,573
Class 1A	2		1	3		12		—	12
Class 2	217		75	292		1,355		—	1,355
Class 4	147		52	199		585		—	585

Total	$1,211		$391	$1,602		$7,525		$—	$7,525

Ultra-Short Bond Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$104		$—	$104		$604		$—	$604
Class 1A	—	*	—	—	*	—	*	—	—	*
Class 2	558		—	558		4,088		—	4,088
Class 3	8		—	8		59		—	59
Class 4	67		—	67		342		—	342

Total	$737		$—	$737		$5,093		$—	$5,093

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2020					Year ended December 31, 2019
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid

Class 1	$6,611		$3,231	$9,842		$31,700		$—	$31,700
Class 1A	59		29	88		50		—	50
Class 2	22,261		11,067	33,328		26,790		—	26,790
Class 3	181		89	270		180		—	180
Class 4	4,011		1,992	6,003		2,241		—	2,241

Total	$33,123		$16,408	$49,531		$60,961		$—	$60,961

See end of tables for footnote.

American Funds Insurance Series	159

Managed Risk Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$64	$375	$439	$61	$256	$317
Class P2	3,441	21,394	24,835	3,581	26,324	29,905

Total	$3,505	$21,769	$25,274	$3,642	$26,580	$30,222

Managed Risk International Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$21	$10	$31	$11	$16	$27
Class P2	1,913	1,303	3,216	2,974	4,795	7,769

Total	$1,934	$1,313	$3,247	$2,985	$4,811	$7,796

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$25	$37	$62	$13	$40	$53
Class P2	5,680	10,828	16,508	5,566	17,796	23,362

Total	$5,705	$10,865	$16,570	$5,579	$17,836	$23,415

Managed Risk Growth-Income Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$29,129	$103,176	$132,305	$14,564	$14,505	$29,069
Class P2	4,182	15,199	19,381	1,352	2,019	3,371

Total	$33,311	$118,375	$151,686	$15,916	$16,524	$32,440

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2020			Year ended December 31, 2019
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class P1	$58	$146	$204$5		$65	$70
Class P2	40,641	105,833	146,474	62,691	115,050	177,741

Total	$40,699	$105,979	$146,678	$62,696	$115,115	$177,811

*	Amount less than one thousand.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

160	American Funds Insurance Series

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds. These fees are included in the net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for New World Fund, Capital Income Builder, Capital World Bond Fund, American Funds Mortgage Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2020, total investment advisory services fees waived by CRMC were $3,259,000.

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers (if applicable), are as follows:

	Rates		Net asset level (in billions)		For the six months ended June 30,	For the six months ended June 30,
Fund	Beginning with	Ending with	Up to	In excess of	2020, before waiver	2020, after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.515%	.515%
Global Small Capitalization Fund	.800	.635	.6	5.0	.697	.697
Growth Fund	.500	.280	.6	34.0	.320	.320
International Fund	.690	.430	.5	21.0	.495	.495
New World Fund	.850	.580	.5	4.0	.703	.643
Blue Chip Income and Growth Fund	.500	.350	.6	10.5	.391	.391
Global Growth and Income Fund	.690	.480	.6	3.0	.599	.599
Growth-Income Fund	.500	.219	.6	34.0	.257	.257
International Growth and Income Fund	.690	.500	.5	1.5	.616	.616
Capital Income Builder	.500	.410	.6	1.0	.482	.395
Asset Allocation Fund	.500	.240	.6	21.0	.266	.266
Global Balanced Fund	.660	.510	.5	1.0	.660	.660
Bond Fund	.480	.320	.6	13.0	.363	.363
Capital World Bond Fund	.570	.450	1.0	3.0	.534	.501
High-Income Bond Fund	.500	.420	.6	2.0	.481	.481
American Funds Mortgage Fund	.420	.290	.6	3.0	.420	.361
Ultra-Short Bond Fund	.320	.270	1.0	2.0	.320	.320
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.343	.343
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Blue Chip Income and Growth Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

American Funds Insurance Series	161

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon”) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$356
Class 1A	$—	$9		1
Class 2	4,467	Not applicable		536
Class 4	461	460		55

Total class-specific expenses	$4,928	$469		$948

Growth Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$1,599
Class 1A	$—	$23		3
Class 2	19,081	Not applicable		2,290
Class 3	187	Not applicable		31
Class 4	1,893	1,892		227

Total class-specific expenses	$21,161	$1,915		$4,150

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$276
Class 1A	$—	$—	*	—	*
Class 2	2,597	Not applicable		312
Class 4	233	233		28

Total class-specific expenses	$2,830	$233		$616

International Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$697
Class 1A	$—	$8		1
Class 2	4,670	Not applicable		561
Class 3	19	Not applicable		3
Class 4	415	415		50

Total class-specific expenses	$5,104	$423		$1,312

162	American Funds Insurance Series

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$277
Class 1A	$—	$5	1
Class 2	1,078	Not applicable	129
Class 4	741	741	89

Total class-specific expenses	$1,819	$746	$496

Global Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$86
Class 1A	$—	$2	—	*
Class 2	1,463	Not applicable	176
Class 4	160	160	19

Total class-specific expenses	$1,623	$162	$281

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$148
Class 1A	$—	$2	—	*
Class 2	241	Not applicable	29
Class 4	110	110	13

Total class-specific expenses	$351	$112	$190

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,492
Class 1A	$—	$13	2
Class 2	5,940	Not applicable	713
Class 3	27	Not applicable	4
Class 4	5,376	5,376	645

Total class-specific expenses	$11,343	$5,389	$3,856

Blue Chip Income and Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$739
Class 1A	$—	$11	1
Class 2	3,401	Not applicable	408
Class 4	739	739	89

Total class-specific expenses	$4,140	$750	$1,237

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$2,891
Class 1A	$—	$13	2
Class 2	15,267	Not applicable	1,832
Class 3	126	Not applicable	21
Class 4	1,412	1,412	169

Total class-specific expenses	$16,805	$1,425	$4,915

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$77
Class 1A	$—	$7	1
Class 2	7	Not applicable	1
Class 4	521	521	62

Total class-specific expenses	$528	$528	$141

Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services

Class 1	Not applicable	Not applicable	$19
Class 1A	$—	$2	—	*
Class 2	238	Not applicable	29
Class 4	112	112	13

Total class-specific expenses	$350	$114	$61

See end of tables for footnote.

American Funds Insurance Series	163

Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$951
Class 1A	$—	$9		1
Class 2	4,420	Not applicable		530
Class 4	671	671		81

Total class-specific expenses	$5,091	$680		$1,563

High-Income Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$55
Class 1A	$—	$1		—	*
Class 2	767	Not applicable		92
Class 3	8	Not applicable		1
Class 4	64	64		8

Total class-specific expenses	$839	$65		$156

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$5
Class 1A	$—	$—	*	—	*
Class 2	311	Not applicable		37
Class 3	3	Not applicable		1
Class 4	37	37		5

Total class-specific expenses	$351	$37		$48

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$9
Class P2	$543	543

Total class-specific expenses	$543	$552

Managed Risk Blue Chip Income and Growth Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2
Class P2	$424	424

Total class-specific expenses	$424	$426

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$155
Class 1A	$—	$1		—	*
Class 2	1,203	Not applicable		144
Class 4	62	62		7

Total class-specific expenses	$1,265	$63		$306

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$30
Class 1A	$—	$1		—	*
Class 2	70	Not applicable		8
Class 4	42	41		5

Total class-specific expenses	$112	$42		$43

U.S. Government/AAA-Rated Securities Fund

Share class	Distribution services	Insurance administrative services		Administrative services

Class 1	Not applicable	Not applicable		$162
Class 1A	$—	$4		—	*
Class 2	1,696	Not applicable		204
Class 3	9	Not applicable		1
Class 4	247	247		30

Total class-specific expenses	$1,952	$251		$397

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$1
Class P2	$190	190

Total class-specific expenses	$190	$191

Managed Risk Growth-Income Fund
Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$2,388
Class P2	$344	344

Total class-specific expenses	$344	$2,732

164	American Funds Insurance Series

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services

Class P1	Not applicable	$4
Class P2	$3,321	3,321

Total class-specific expenses	$3,321	$3,325

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of Managed Risk International Fund. Miscellaneous expenses exclude investment advisory services and distribution services fees. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended June 30, 2020, total fees and expenses reimbursed by CRMC were $2,000. Fees and expenses in the fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		(Decrease) increase in value of deferred amounts	Total trustees’ compensation

Global Growth Fund	$11		$(1)	$10
Global Small Capitalization Fund	7		— *	7
Growth Fund	47		(3)	44
International Fund	16		(2)	14
New World Fund	6		(1)	5
Blue Chip Income and Growth Fund	15		(1)	14
Global Growth and Income Fund	3		— *	3
Growth-Income Fund	58		(5)	53
International Growth and Income Fund	2		— *	2
Capital Income Builder	2		— *	2
Asset Allocation Fund	45		(6)	39
Global Balanced Fund	1		— *	1
Bond Fund	18		(4)	14
Capital World Bond Fund	3		(1)	2
High-Income Bond Fund	2		(1)	1
American Funds Mortgage Fund	—	*	— *	—	*
Ultra-Short Bond Fund	1		— *	1
U.S. Government/AAA-Rated Securities Fund	5		(3)	2
Managed Risk Growth Fund	1		— *	1
Managed Risk International Fund	—	*	— *	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	— *	—	*
Managed Risk Growth-Income Fund	2		1	3
Managed Risk Asset Allocation Fund	3		1	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

American Funds Insurance Series	165

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds as of June 30, 2020 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)

Global Growth Fund	$9,302	$26,059	$5,116
Global Small Capitalization Fund	34,841	36,098	916
Growth Fund	253,054	262,317	27,602
International Fund	46,693	59,299	7,938
New World Fund	42,173	38,710	(2,212)
Blue Chip Income and Growth Fund	143,063	55,397	(1,792)
Global Growth and Income Fund	1,744	23,222	(11,375)
Growth-Income Fund	309,537	470,032	26,622
International Growth and Income Fund	16,181	11,355	(860)
Capital Income Builder	70,291	40,039	(9,814)
Asset Allocation Fund	186,945	314,271	52,102
Bond Fund	33,448	14,511	1,255
Capital World Bond Fund	11,099	185	7
High-Income Bond Fund	2,877	365,982	(18,814)
U.S. Government/AAA-Rated Securities Fund	—	444,556	22,675

8. Committed line of credit

Global Small Capitalization Fund, New World Fund and High-Income Bond Fund participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the six months ended June 30, 2020.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$137,872	4,527	$78,701	2,393	$(178,482)	(5,864)	$38,091	1,056
Class 1A	1,052	35	217	7	(1,893)	(69)	(624)	(27)
Class 2	20,996	726	116,174	3,572	(285,902)	(9,235)	(148,732)	(4,937)
Class 4	33,776	1,095	12,130	375	(28,061)	(958)	17,845	512

Total net increase (decrease)	$193,696	6,383	$207,222	6,347	$(494,338)	(16,126)	$(93,420)	(3,396)

Year ended December 31, 2019
Class 1	$230,089	7,777	$152,273	5,192	$(333,318)	(11,180)	$49,044	1,789
Class 1A	1,744	62	449	15	(572)	(19)	1,621	58
Class 2	44,842	1,552	244,600	8,453	(555,704)	(18,803)	(266,262)	(8,798)
Class 4	70,615	2,415	20,612	716	(29,399)	(1,009)	61,828	2,122

Total net increase (decrease)	$347,290	11,806	$417,934	14,376	$(918,993)	(31,011)	$(153,769)	(4,829)

166	American Funds Insurance Series

Global Small Capitalization Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$172,768	8,351	$125,091	5,146	$(219,411)	(9,590)	$78,448	3,907
Class 1A	163	7	43	2	(57)	(3)	149	6
Class 2	51,360	2,516	145,869	6,194	(147,706)	(6,121)	49,523	2,589
Class 4	16,798	743	13,089	553	(15,504)	(673)	14,383	623

Total net increase (decrease)	$241,089	11,617	$284,092	11,895	$(382,678)	(16,387)	$142,503	7,125

Year ended December 31, 2019
Class 1	$337,817	13,612	$125,498	5,216	$(226,381)	(9,119)	$236,934	9,709
Class 1A	196	8	28	2	(96)	(4)	128	6
Class 2	21,553	917	147,687	6,340	(327,909)	(13,596)	(158,669)	(6,339)
Class 4	35,449	1,468	11,115	475	(22,005)	(911)	24,559	1,032

Total net increase (decrease)	$395,015	16,005	$284,328	12,033	$(576,391)	(23,630)	$102,952	4,408

Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,201,297	15,603	$317,441	3,607	$(1,495,269)	(18,874)	$23,469	336
Class 1A	7,999	95	603	7	(2,682)	(35)	5,920	67
Class 2	228,247	2,918	444,599	5,098	(1,385,153)	(17,154)	(712,307)	(9,138)
Class 3	1,018	14	5,993	67	(14,242)	(171)	(7,231)	(90)
Class 4	138,894	1,789	45,870	534	(121,825)	(1,569)	62,939	754

Total net increase (decrease)	$1,577,455	20,419	$814,506	9,313	$(3,019,171)	(37,803)	$(627,210)	(8,071)

Year ended December 31, 2019
Class 1	$896,700	11,839	$1,112,851	15,532	$(1,155,174)	(15,026)	$854,377	12,345
Class 1A	6,106	81	1,482	21	(1,574)	(20)	6,014	82
Class 2	294,401	3,907	1,692,272	23,866	(2,108,133)	(27,828)	(121,460)	(55)
Class 3	1,763	23	23,154	321	(29,706)	(390)	(4,789)	(46)
Class 4	227,023	3,055	145,699	2,087	(131,942)	(1,767)	240,780	3,375

Total net increase (decrease)	$1,425,993	18,905	$2,975,458	41,827	$(3,426,529)	(45,031)	$974,922	15,701

See end of tables for footnotes.

American Funds Insurance Series	167

International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$388,665	23,703	$11,267	597	$(440,804)	(24,999)	$(40,872)	(699)
Class 1A	1,828	102	13	1	(573)	(32)	1,268	71
Class 2	199,891	11,906	7,418	395	(208,199)	(11,265)	(890)	1,036
Class 3	158	9	42	2	(1,059)	(58)	(859)	(47)
Class 4	30,329	1,783	522	28	(26,390)	(1,483)	4,461	328

Total net increase (decrease)	$620,871	37,503	$19,262	1,023	$(677,025)	(37,837)	$(36,892)	689

Year ended December 31, 2019
Class 1	$171,233	8,812	$215,640	10,988	$(699,395)	(35,642)	$(312,522)	(15,842)
Class 1A	2,060	106	236	12	(1,174)	(59)	1,122	59
Class 2	175,514	9,064	164,024	8,407	(591,706)	(30,261)	(252,168)	(12,790)
Class 3	238	13	991	50	(4,348)	(224)	(3,119)	(161)
Class 4	60,129	3,112	13,366	694	(43,609)	(2,263)	29,886	1,543

Total net increase (decrease)	$409,174	21,107	$394,257	20,151	$(1,340,232)	(68,449)	$(536,801)	(27,191)

New World Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$44,914	2,137	$23,133	946	$(185,645)	(8,197)	$(117,598)	(5,114)
Class 1A	2,951	128	67	3	(781)	(35)	2,237	96
Class 2	37,068	1,679	10,803	446	(76,551)	(3,236)	(28,680)	(1,111)
Class 4	50,331	2,264	7,473	311	(27,437)	(1,209)	30,367	1,366

Total net increase (decrease)	$135,264	6,208	$41,476	1,706	$(290,414)	(12,677)	$(113,674)	(4,763)

Year ended December 31, 2019
Class 1	$149,338	6,057	$94,601	3,981	$(207,841)	(8,743)	$36,098	1,295
Class 1A	1,685	70	171	7	(408)	(17)	1,448	60
Class 2	68,793	2,911	43,651	1,861	(165,106)	(6,991)	(52,662)	(2,219)
Class 4	83,946	3,576	25,555	1,096	(39,744)	(1,687)	69,757	2,985

Total net increase (decrease)	$303,762	12,614	$163,978	6,945	$(413,099)	(17,438)	$54,641	2,121

Blue Chip Income and Growth Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$376,445	34,283	$83,851	6,495	$(479,153)	(41,220)	$(18,857)	(442)
Class 1A	4,165	355	180	14	(496)	(42)	3,849	327
Class 2	57,979	5,410	46,338	3,643	(152,947)	(12,250)	(48,630)	(3,197)
Class 4	94,984	8,201	10,485	830	(26,845)	(2,297)	78,624	6,734

Total net increase (decrease)	$533,573	48,249	$140,854	10,982	$(659,441)	(55,809)	$14,986	3,422

Year ended December 31, 2019
Class 1	$213,624	16,737	$525,212	41,913	$(484,978)	(37,271)	$253,858	21,379
Class 1A	5,177	403	598	47	(451)	(35)	5,324	415
Class 2	28,815	2,244	298,911	24,211	(366,595)	(28,328)	(38,869)	(1,873)
Class 4	198,327	15,485	49,345	4,013	(38,161)	(2,979)	209,511	16,519

Total net increase (decrease)	$445,943	34,869	$874,066	70,184	$(890,185)	(68,613)	$429,824	36,440

168	American Funds Insurance Series

Global Growth and Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$220,708	17,518	$17,145	1,207	$(186,270)	(14,634)	$51,583	4,091
Class 1A	283	23	59	4	(63)	(5)	279	22
Class 2	33,099	2,678	36,059	2,547	(68,359)	(4,755)	799	470
Class 4	14,786	1,123	4,005	288	(10,672)	(813)	8,119	598

Total net increase (decrease)	$268,876	21,342	$57,268	4,046	$(265,364)	(20,207)	$60,780	5,181

Year ended December 31, 2019
Class 1	$43,801	2,986	$38,762	2,639	$(61,157)	(4,174)	$21,406	1,451
Class 1A	809	55	100	7	(205)	(14)	704	48
Class 2	15,277	1,057	91,385	6,251	(232,647)	(15,758)	(125,985)	(8,450)
Class 4	34,845	2,405	8,268	574	(16,175)	(1,116)	26,938	1,863

Total net increase (decrease)	$94,732	6,503	$138,515	9,471	$(310,184)	(21,062)	$(76,937)	(5,088)

Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,399,453	32,553	$625,200	12,835	$(1,625,978)	(36,304)	$398,675	9,084
Class 1A	1,291	29	340	7	(692)	(15)	939	21
Class 2	153,560	3,505	391,083	8,139	(726,766)	(15,483)	(182,123)	(3,839)
Class 3	1,033	22	4,386	90	(9,423)	(197)	(4,004)	(85)
Class 4	88,454	1,971	36,775	775	(75,133)	(1,678)	50,096	1,068

Total net increase (decrease)	$1,643,791	38,080	$1,057,784	21,846	$(2,437,992)	(53,677)	$263,583	6,249

Year ended December 31, 2019
Class 1	$1,061,581	21,810	$2,276,758	48,690	$(1,229,398)	(25,018)	$2,108,941	45,482
Class 1A	3,121	63	1,031	22	(929)	(19)	3,223	66
Class 2	173,237	3,593	1,532,457	33,240	(1,626,668)	(33,632)	79,026	3,201
Class 3	2,080	42	17,705	379	(21,190)	(431)	(1,405)	(10)
Class 4	180,857	3,787	125,407	2,752	(103,759)	(2,175)	202,505	4,364

Total net increase (decrease)	$1,420,876	29,295	$3,953,358	85,083	$(2,981,944)	(61,275)	$2,392,290	53,103

See end of tables for footnotes.

American Funds Insurance Series	169

International Growth and Income Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$71,907	5,085	$2,659	168		$(27,857)	(1,832)	$46,709	3,421
Class 1A	734	52	5	—	†	(706)	(44)	33	8
Class 2	11,558	828	399	25		(45,938)	(2,621)	(33,981)	(1,768)
Class 4	11,342	746	158	10		(6,864)	(461)	4,636	295

Total net increase (decrease)	$95,541	6,711	$3,221	203		$(81,365)	(4,958)	$17,397	1,956

Year ended December 31, 2019
Class 1	$9,331	555	$41,626	2,406		$(130,370)	(7,620)	$(79,413)	(4,659)
Class 1A	364	22	83	5		(75)	(4)	372	23
Class 2	14,448	831	8,726	507		(37,612)	(2,202)	(14,438)	(864)
Class 4	20,154	1,195	3,113	182		(7,857)	(466)	15,410	911

Total net increase (decrease)	$44,297	2,603	$53,548	3,100		$(175,914)	(10,292)	$(78,069)	(4,589)

Capital Income Builder

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$155,944	16,257	$8,420	910		$(123,750)	(13,164)	$40,614	4,003
Class 1A	108	12	78	8		(242)	(25)	(56)	(5)
Class 2	914	93	82	9		(163)	(16)	833	86
Class 4	28,162	2,825	5,699	616		(32,443)	(3,386)	1,418	55

Total net increase (decrease)	$185,128	19,187	$14,279	1,543		$(156,598)	(16,591)	$42,809	4,139

Year ended December 31, 2019
Class 1	$160,592	15,806	$13,476	1,322		$(12,510)	(1,240)	$161,558	15,888
Class 1A	2,709	268	126	12		(345)	(34)	2,490	246
Class 2	1,661	165	137	13		(567)	(56)	1,231	122
Class 4	66,462	6,575	10,875	1,070		(29,407)	(2,903)	47,930	4,742

Total net increase (decrease)	$231,424	22,814	$24,614	2,417		$(42,829)	(4,233)	$213,209	20,998

Asset Allocation Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$1,338,592	60,714	$159,726	6,661		$(1,705,001)	(78,164)	$(206,683)	(10,789)
Class 1A	1,697	73	97	4		(1,033)	(47)	761	30
Class 2	58,203	2,570	43,514	1,835		(310,423)	(13,890)	(208,706)	(9,485)
Class 3	357	15	274	12		(1,998)	(89)	(1,367)	(62)
Class 4	213,254	9,477	38,940	1,652		(141,527)	(6,432)	110,667	4,697

Total net increase (decrease)	$1,612,103	72,849	$242,551	10,164		$(2,159,982)	(98,622)	$(305,328)	(15,609)

Year ended December 31, 2019
Class 1	$1,081,611	47,062	$1,173,430	52,076		$(1,121,605)	(48,857)	$1,133,436	50,281
Class 1A	2,765	122	605	27		(689)	(30)	2,681	119
Class 2	111,154	4,871	347,279	15,613		(575,603)	(25,266)	(117,170)	(4,782)
Class 3	991	43	2,189	97		(4,150)	(180)	(970)	(40)
Class 4	356,681	15,732	277,834	12,559		(218,378)	(9,706)	416,137	18,585

Total net increase (decrease)	$1,553,202	67,830	$1,801,337	80,372		$(1,920,425)	(84,039)	$1,434,114	64,163

170	American Funds Insurance Series

Global Balanced Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$22,993	1,858	$446	33	$(24,873)	(2,043)	$(1,434)	(152)
Class 1A	28	2	8	1	(61)	(5)	(25)	(2)
Class 2	5,600	454	676	51	(14,204)	(1,124)	(7,928)	(619)
Class 4	5,141	401	326	25	(4,540)	(365)	927	61

Total net increase (decrease)	$33,762	2,715	$1,456	110	$(43,678)	(3,537)	$(8,460)	(712)

Year ended December 31, 2019
Class 1	$10,073	777	$5,390	408	$(9,768)	(718)	$5,695	467
Class 1A	111	9	89	7	(237)	(19)	(37)	(3)
Class 2	7,858	607	8,009	608	(22,255)	(1,722)	(6,388)	(507)
Class 4	15,727	1,225	3,446	264	(6,014)	(470)	13,159	1,019

Total net increase (decrease)	$33,769	2,618	$16,934	1,287	$(38,274)	(2,929)	$12,429	976

Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$732,040	63,595	$86,833	7,428	$(1,418,621)	(124,125)	$(599,748)	(53,102)
Class 1A	1,618	142	106	9	(988)	(87)	736	64
Class 2	174,874	15,300	48,761	4,229	(369,090)	(32,700)	(145,455)	(13,171)
Class 4	103,567	9,145	7,594	661	(58,084)	(5,161)	53,077	4,645

Total net increase (decrease)	$1,012,099	88,182	$143,294	12,327	$(1,846,783)	(162,073)	$(691,390)	(61,564)

Year ended December 31, 2019
Class 1	$562,508	51,468	$176,372	15,842	$(614,303)	(56,025)	$124,577	11,285
Class 1A	3,719	336	165	15	(744)	(67)	3,140	284
Class 2	133,036	12,239	90,797	8,262	(413,489)	(38,133)	(189,656)	(17,632)
Class 4	149,767	13,753	11,384	1,037	(49,519)	(4,574)	111,632	10,216

Total net increase (decrease)	$849,030	77,796	$278,718	25,156	$(1,078,055)	(98,799)	$49,693	4,153

Capital World Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$168,432	14,048	$20,667	1,702	$(202,146)	(17,074)	$(13,047)	(1,324)
Class 1A	179	15	11	1	(58)	(5)	132	11
Class 2	58,590	4,952	18,154	1,508	(110,293)	(9,359)	(33,549)	(2,899)
Class 4	10,509	878	948	80	(11,495)	(973)	(38)	(15)

Total net increase (decrease)	$237,710	19,893	$39,780	3,291	$(323,992)	(27,411)	$(46,502)	(4,227)

Year ended December 31, 2019
Class 1	$94,035	7,945	$19,056	1,588	$(113,011)	(9,529)	$80	4
Class 1A	84	7	7	1	(59)	(5)	32	3
Class 2	33,181	2,816	15,927	1,338	(140,715)	(11,911)	(91,607)	(7,757)
Class 4	13,230	1,132	649	55	(7,381)	(629)	6,498	558

Total net increase (decrease)	$140,530	11,900	$35,639	2,982	$(261,166)	(22,074)	$(84,997)	(7,192)

See end of tables for footnotes.

American Funds Insurance Series	171

High-Income Bond Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$14,699	1,681	$1,802	191		$(379,982)	(42,604)	$(363,481)	(40,732)
Class 1A	236	26	14	1		(50)	(6)	200	21
Class 2	9,966	1,072	10,081	1,088		(34,953)	(3,866)	(14,906)	(1,706)
Class 3	243	26	148	15		(807)	(87)	(416)	(46)
Class 4	33,852	3,350	758	75		(44,656)	(4,355)	(10,046)	(930)

Total net increase (decrease)	$58,996	6,155	$12,803	1,370		$(460,448)	(50,918)	$(388,649)	(43,393)

Year ended December 31, 2019
Class 1	$9,412	933	$33,027	3,374		$(48,250)	(4,826)	$(5,811)	(519)
Class 1A	353	35	45	5		(350)	(35)	48	5
Class 2	10,165	1,039	41,753	4,340		(84,344)	(8,552)	(32,426)	(3,173)
Class 3	613	61	611	62		(1,328)	(132)	(104)	(9)
Class 4	64,302	6,070	3,353	321		(37,801)	(3,523)	29,854	2,868

Total net increase (decrease)	$84,845	8,138	$78,789	8,102		$(172,073)	(17,068)	$(8,439)	(828)

Mortgage Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$25,935	2,378	$1,109	100		$(55,643)	(5,106)	$(28,599)	(2,628)
Class 1A	198	18	3	—	†	(124)	(11)	77	7
Class 2	3,290	303	292	27		(6,669)	(610)	(3,087)	(280)
Class 4	17,488	1,618	198	18		(8,470)	(781)	9,216	855

Total net increase (decrease)	$46,911	4,317	$1,602	145		$(70,906)	(6,508)	$(22,393)	(2,046)

Year ended December 31, 2019
Class 1	$31,595	3,007	$5,573	528		$(41,843)	(3,959)	$(4,675)	(424)
Class 1A	166	16	12	1		(444)	(42)	(266)	(25)
Class 2	4,351	413	1,355	129		(7,802)	(738)	(2,096)	(196)
Class 4	11,996	1,146	585	56		(9,761)	(944)	2,820	258

Total net increase (decrease)	$48,108	4,582	$7,525	714		$(59,850)	(5,683)	$(4,217)	(387)

172	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$19,129	1,687	$104		9		$(6,205)	(547)	$13,028	1,149
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	83,973	7,609	558		51		(50,003)	(4,532)	34,528	3,128
Class 3	1,092	98	8		1		(584)	(52)	516	47
Class 4	23,847	2,138	67		6		(12,394)	(1,112)	11,520	1,032

Total net increase (decrease)	$128,041	11,532	$737		67		$(69,186)	(6,243)	$59,592	5,356

Year ended December 31, 2019
Class 1	$9,753	856	$604		53		$(17,930)	(1,576)	$(7,573)	(667)
Class 1A	—	—	—	†	—	†	—	—	— †	— †
Class 2	85,259	7,676	4,088		371		(106,127)	(9,561)	(16,780)	(1,514)
Class 3	714	64	59		5		(2,101)	(188)	(1,328)	(119)
Class 4	21,513	1,920	342		31		(17,702)	(1,580)	4,153	371

Total net increase (decrease)	$117,239	10,516	$5,093		460		$(143,860)	(12,905)	$(21,528)	(1,929)

U.S. Government/AAA-Rated Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class 1	$105,013	8,023	$9,624		740		$(1,265,074)	(95,013)	$(1,150,437)	(86,250)
Class 1A	1,904	145	89		7		(1,446)	(110)	547	42
Class 2	81,686	6,412	33,328		2,592		(213,441)	(16,303)	(98,427)	(7,299)
Class 3	1,932	149	269		20		(985)	(76)	1,216	93
Class 4	188,266	14,581	6,004		467		(78,685)	(6,017)	115,585	9,031

Total net increase (decrease)	$378,801	29,310	$49,314		3,826		$(1,559,631)	(117,519)	$(1,131,516)	(84,383)

Year ended December 31, 2019
Class 1	$63,401	5,184	$31,462		2,550		$(170,411)	(13,819)	$(75,548)	(6,085)
Class 1A	1,348	110	50		4		(488)	(40)	910	74
Class 2	105,457	8,638	26,789		2,193		(155,177)	(12,760)	(22,931)	(1,929)
Class 3	975	79	180		15		(1,521)	(124)	(366)	(30)
Class 4	69,032	5,652	2,241		183		(41,016)	(3,366)	30,257	2,469

Total net increase (decrease)	$240,213	19,663	$60,722		4,945		$(368,613)	(30,109)	$(67,678)	(5,501)

Managed Risk Growth Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$3,420	245	$439		32		$(852)	(62)	$3,007	215
Class P2	29,202	2,123	24,835		1,827		(32,980)	(2,378)	21,057	1,572

Total net increase (decrease)	$32,622	2,368	$25,274		1,859		$(33,832)	(2,440)	$24,064	1,787

Year ended December 31, 2019
Class P1	$2,619	201	$317		25		$(523)	(41)	$2,413	185
Class P2	47,485	3,690	29,905		2,419		(30,455)	(2,336)	46,935	3,773

Total net increase (decrease)	$50,104	3,891	$30,222		2,444		$(30,978)	(2,377)	$49,348	3,958

See end of tables for footnotes.

American Funds Insurance Series	173

Managed Risk International Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$903	88	$31	4	$(174)	(17)	$760	75
Class P2	14,137	1,495	3,216	348	(5,382)	(539)	11,971	1,304

Total net increase (decrease)	$15,040	1,583	$3,247	352	$(5,556)	(556)	$12,731	1,379

Year ended December 31, 2019
Class P1	$357	34	$27	3	$(140)	(14)	$244	23
Class P2	7,251	702	7,769	772	(18,389)	(1,773)	(3,369)	(299)

Total net increase (decrease)	$7,608	736	$7,796	775	$(18,529)	(1,787)	$(3,125)	(276)

Managed Risk Blue Chip Income and Growth Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$525	45	$62	6	$(38)	(3)	$549	48
Class P2	19,849	1,862	16,508	1,610	(11,856)	(1,052)	24,501	2,420

Total net increase (decrease)	$20,374	1,907	$16,570	1,616	$(11,894)	(1,055)	$25,050	2,468

Year ended December 31, 2019
Class P1	$547	46	$53	5	$(313)	(28)	$287	23
Class P2	16,518	1,448	23,362	2,128	(33,614)	(2,932)	6,266	644

Total net increase (decrease)	$17,065	1,494	$23,415	2,133	$(33,927)	(2,960)	$6,553	667

Managed Risk Growth-Income Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$32,108	2,384	$132,305	10,410	$(89,691)	(6,882)	$74,722	5,912
Class P2	12,333	929	19,381	1,533	(12,105)	(899)	19,609	1,563

Total net increase (decrease)	$44,441	3,313	$151,686	11,943	$(101,796)	(7,781)	$94,331	7,475

Year ended December 31, 2019
Class P1	$86,511	6,809	$29,069	2,244	$(82,465)	(6,312)	$33,115	2,741
Class P2	28,190	2,218	3,371	263	(20,033)	(1,562)	11,528	919

Total net increase (decrease)	$114,701	9,027	$32,440	2,507	$(102,498)	(7,874)	$44,643	3,660

174	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended June 30, 2020
Class P1	$2,240	176	$204	17	$(561)	(41)	$1,883	152
Class P2	42,169	3,302	146,474	12,155	(133,077)	(10,395)	55,566	5,062

Total net increase (decrease)	$44,409	3,478	$146,678	12,172	$(133,638)	(10,436)	$57,449	5,214

Year ended December 31, 2019
Class P1	$626	47	$70	5	$(334)	(25)	$362	27
Class P2	106,039	8,229	177,741	14,380	(260,413)	(20,223)	23,367	2,386

Total net increase (decrease)	$106,665	8,276	$177,811	14,385	$(260,747)	(20,248)	$23,729	2,413

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Insurance Series	175

10.	Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended June 30, 2020 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund

Purchases of investment securities*	$534,335	$922,816	$3,248,088	$1,745,943	$1,807,749	$2,328,314
Sales of investment securities*	829,429	1,009,463	4,901,588	2,133,214	1,868,740	2,400,012
Non-U.S. taxes paid on dividend income	3,150	1,363	3,249	6,316	1,319	249
Non-U.S. taxes paid on interest income	—	—	—	—	(4)	—
Non-U.S. taxes paid on realized gains	—	—	—	—	550	—
Non-U.S. taxes provided on unrealized gains	2,859	1,040	—	7,323	6,580	—

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund

Purchases of investment securities*	$417,183	$6,304,391	$388,541	$1,037,086	$13,158,932	$91,666
Sales of investment securities*	491,469	6,969,380	358,483	915,970	13,037,652	107,936
Non-U.S. taxes paid on dividend income	1,268	6,123	2,064	475	3,891	160
Non-U.S. taxes paid on interest income	—	—	—	—	—	10
Non-U.S. taxes paid on realized gains	179	165	—	1	27	3
Non-U.S. taxes provided on unrealized gains	1,818	186	—	27	—	25
Dividend income from affiliated issuers	—	—	—	—	2,980	—

	Bond Fund	Capital World Bond Fund	High- Income Bond Fund	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government/ AAA-Rated Securities Fund

Purchases of investment securities*	$18,899,658	$1,507,104	$411,403	$1,224,594	$—	$9,526,222
Sales of investment securities*	18,603,064	1,343,214	763,140	1,175,864	—	9,403,975
Non-U.S. taxes paid on interest income	—	175	—	—	—	—
Non-U.S. taxes paid on realized gains	—	72	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	92	—	—	—	—
	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund

Purchases of investment securities*	$259,669	$78,217	$249,515	$547,458	$657,004
Sales of investment securities*	280,254	82,606	259,913	539,871	777,679
Dividend income from affiliated issuers	1,322	367	1,501	9,310	11,742

*	Excludes short-term securities and U.S. government obligations, if any.

11.	Ownership concentration

At June 30, 2020, American Funds Insurance Series - Portfolio Series Managed Risk Growth and Income Portfolio held 33% and 13% of the outstanding shares of Capital Income Builder and Global Growth and Income Fund, respectively. In addition, American Funds Insurance Series - Portfolio Series Managed Risk Global Allocation Portfolio held 25% of the outstanding shares of Global Balanced Fund.

176	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Growth Fund

Class 1:
6/30/2020[3,4]	$32.57	$.11	$1.26	$1.37	$(.07)	$(.96)	$(1.03)	$32.91	4.22%[5]	$2,577		.56%[6]		.71%[6]
12/31/2019	25.74	.32	8.60	8.92	(.41)	(1.68)	(2.09)	32.57	35.61	2,515		.56		1.07
12/31/2018	30.51	.29	(2.65)	(2.36)	(.28)	(2.13)	(2.41)	25.74	(8.81)	1,942		.55		.98
12/31/2017	24.05	.26	7.30	7.56	(.26)	(.84)	(1.10)	30.51	31.80	2,010		.55		.94
12/31/2016	26.39	.25	(.14)	.11	(.29)	(2.16)	(2.45)	24.05	.87	1,630		.56		1.00
12/31/2015	27.48	.25	1.80	2.05	(.35)	(2.79)	(3.14)	26.39	7.24	1,626		.55		.90

Class 1A:
6/30/2020[3,4]	32.47	.07	1.27	1.34	(.06)	(.96)	(1.02)	32.79	4.13 [5]	7		.81	[6]	.44 [6]
12/31/2019	25.69	.25	8.55	8.80	(.34)	(1.68)	(2.02)	32.47	35.22	8		.81		.83
12/31/2018	30.46	.23	(2.66)	(2.43)	(.21)	(2.13)	(2.34)	25.69	(9.02)	5		.80		.77
12/31/2017[3,7]	24.50	.11	6.94	7.05	(.25)	(.84)	(1.09)	30.46	29.13 [5]	2		.80	[6]	.39 [6]

Class 2:
6/30/2020[3,4]	32.24	.07	1.25	1.32	(.06)	(.96)	(1.02)	32.54	4.10 [5]	3,771		.81	[6]	.46 [6]
12/31/2019	25.50	.24	8.51	8.75	(.33)	(1.68)	(2.01)	32.24	35.28	3,895		.81		.83
12/31/2018	30.24	.22	(2.63)	(2.41)	(.20)	(2.13)	(2.33)	25.50	(9.04)	3,306		.80		.73
12/31/2017	23.85	.19	7.23	7.42	(.19)	(.84)	(1.03)	30.24	31.47	4,012		.80		.69
12/31/2016	26.19	.18	(.14)	.04	(.22)	(2.16)	(2.38)	23.85	.62	3,483		.81		.76
12/31/2015	27.30	.18	1.78	1.96	(.28)	(2.79)	(3.07)	26.19	6.94	3,817		.80		.66

Class 4:
6/30/2020[3,4]	32.05	.03	1.25	1.28	(.05)	(.96)	(1.01)	32.32	3.99 [5]	402		1.06	[6]	.22 [6]
12/31/2019	25.39	.17	8.45	8.62	(.28)	(1.68)	(1.96)	32.05	34.87	382		1.06		.57
12/31/2018	30.13	.14	(2.60)	(2.46)	(.15)	(2.13)	(2.28)	25.39	(9.24)	249		1.05		.47
12/31/2017	23.81	.10	7.22	7.32	(.16)	(.84)	(1.00)	30.13	31.11	211		1.05		.37
12/31/2016	26.16	.12	(.14)	(.02)	(.17)	(2.16)	(2.33)	23.81	.37	94		1.06		.50
12/31/2015	27.34	.09	1.81	1.90	(.29)	(2.79)	(3.08)	26.16	6.69	91		1.05		.34

Global Small Capitalization Fund

Class 1:
6/30/2020[3,4]	$26.80	$.02	$(.88)	$(.86)	$(.05)	$(1.59)	$(1.64)	$24.30	(3.18)%[5]	$1,954		.75%[6]		.15%[6]
12/31/2019	21.75	.12	6.61	6.73	(.10)	(1.58)	(1.68)	26.80	31.84	2,050		.75		.48
12/31/2018	25.38	.11	(2.51)	(2.40)	(.09)	(1.14)	(1.23)	21.75	(10.31)	1,453		.73		.42
12/31/2017	20.24	.12	5.17	5.29	(.15)	—	(.15)	25.38	26.22	1,639		.73		.54
12/31/2016	24.41	.12	.17	.29	(.11)	(4.35)	(4.46)	20.24	2.35	1,532		.74		.57
12/31/2015	26.09	.04	.36	.40	—	(2.08)	(2.08)	24.41	.50	1,706		.73		.15

Class 1A:
6/30/2020[3,4]	26.74	(.01)	(.87)	(.88)	(.05)	(1.59)	(1.64)	24.22	(3.30)[5]	1		1.00	[6]	(.06)[6]
12/31/2019	21.71	.05	6.61	6.66	(.05)	(1.58)	(1.63)	26.74	31.56	1		.99		.22
12/31/2018	25.36	.05	(2.52)	(2.47)	(.04)	(1.14)	(1.18)	21.71	(10.56)	—	[8]	.98		.21
12/31/2017[3,7]	20.70	.08	4.71	4.79	(.13)	—	(.13)	25.36	23.19 [5]	—	[8]	.96	[6]	.35 [6]

Class 2:
6/30/2020[3,4]	26.02	(.01)	(.85)	(.86)	(.04)	(1.59)	(1.63)	23.53	(3.28)[5]	2,197		1.00	[6]	(.11)[6]
12/31/2019	21.16	.05	6.43	6.48	(.04)	(1.58)	(1.62)	26.02	31.52	2,363		1.00		.22
12/31/2018	24.72	.04	(2.44)	(2.40)	(.02)	(1.14)	(1.16)	21.16	(10.55)	2,056		.98		.17
12/31/2017	19.72	.06	5.04	5.10	(.10)	—	(.10)	24.72	25.89	2,551		.98		.27
12/31/2016	23.90	.07	.15	.22	(.05)	(4.35)	(4.40)	19.72	2.10	2,303		.99		.31
12/31/2015	25.64	(.03)	.37	.34	—	(2.08)	(2.08)	23.90	.27	2,492		.98		(.10)

Class 4:
6/30/2020[3,4]	26.16	(.04)	(.87)	(.91)	(.03)	(1.59)	(1.62)	23.63	(3.46)[5]	201		1.25	[6]	(.35)[6]
12/31/2019	21.28	(.01)	6.47	6.46	— [9]	(1.58)	(1.58)	26.16	31.24	206		1.25		(.04)
12/31/2018	24.91	(.02)	(2.46)	(2.48)	(.01)	(1.14)	(1.15)	21.28	(10.80)	146		1.24		(.08)
12/31/2017	19.91	— [9]	5.09	5.09	(.09)	—	(.09)	24.91	25.62	125		1.23		— [10]
12/31/2016	24.11	.01	.16	.17	(.02)	(4.35)	(4.37)	19.91	1.85	42		1.24		.03
12/31/2015	25.92	(.10)	.37	.27	—	(2.08)	(2.08)	24.11	(.02)	34		1.23		(.37)

See end of tables for footnotes.

American Funds Insurance Series	177

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth Fund

Class 1:
6/30/2020[3,4]	$81.22	$.22	$9.58	$9.80	$(.25)	$(2.18)	$(2.43)	$88.59	12.10%[5]	$11,854	.36%[6]		.54%[6]
12/31/2019	69.96	.83	19.63	20.46	(.76)	(8.44)	(9.20)	81.22	31.11	10,841	.35		1.09
12/31/2018	77.85	.64	.25	.89	(.54)	(8.24)	(8.78)	69.96	(.01)	8,474	.34		.81
12/31/2017	67.29	.55	17.89	18.44	(.55)	(7.33)	(7.88)	77.85	28.62	8,100	.35		.75
12/31/2016	68.02	.67	5.40	6.07	(.67)	(6.13)	(6.80)	67.29	9.77	6,931	.35		1.03
12/31/2015	80.15	.64	5.08	5.72	(.61)	(17.24)	(17.85)	68.02	7.12	6,796	.35		.87

Class 1A:
6/30/2020[3,4]	80.92	.12	9.52	9.64	(.22)	(2.18)	(2.40)	88.16	11.95 [5]	26	.61	[6]	.30	[6]
12/31/2019	69.77	.65	19.55	20.20	(.61)	(8.44)	(9.05)	80.92	30.79	18	.60		.85
12/31/2018	77.74	.47	.24	.71	(.44)	(8.24)	(8.68)	69.77	(.26)	10	.59		.60
12/31/2017[3,7]	68.84	.35	16.38	16.73	(.50)	(7.33)	(7.83)	77.74	25.47 [5]	3	.59	[6]	.47	[6]

Class 2:
6/30/2020[3,4]	80.57	.12	9.50	9.62	(.22)	(2.18)	(2.40)	87.79	11.97 [5]	16,504	.61	[6]	.29	[6]
12/31/2019	69.48	.63	19.47	20.10	(.57)	(8.44)	(9.01)	80.57	30.77	15,885	.60		.83
12/31/2018	77.35	.44	.27	.71	(.34)	(8.24)	(8.58)	69.48	(.25)	13,701	.59		.55
12/31/2017	66.92	.37	17.76	18.13	(.37)	(7.33)	(7.70)	77.35	28.28	15,716	.60		.50
12/31/2016	67.69	.51	5.36	5.87	(.51)	(6.13)	(6.64)	66.92	9.49	13,978	.60		.78
12/31/2015	79.84	.46	5.06	5.52	(.43)	(17.24)	(17.67)	67.69	6.86	14,414	.60		.62

Class 3:
6/30/2020[3,4]	81.84	.15	9.65	9.80	(.23)	(2.18)	(2.41)	89.23	12.01 [5]	225	.54	[6]	.36	[6]
12/31/2019	70.44	.69	19.77	20.46	(.62)	(8.44)	(9.06)	81.84	30.86	213	.53		.90
12/31/2018	78.32	.50	.26	.76	(.40)	(8.24)	(8.64)	70.44	(.18)	187	.52		.62
12/31/2017	67.67	.42	17.98	18.40	(.42)	(7.33)	(7.75)	78.32	28.39	212	.53		.57
12/31/2016	68.37	.56	5.42	5.98	(.55)	(6.13)	(6.68)	67.67	9.56	183	.53		.85
12/31/2015	80.47	.51	5.11	5.62	(.48)	(17.24)	(17.72)	68.37	6.92	194	.53		.69

Class 4:
6/30/2020[3,4]	79.41	.02	9.35	9.37	(.19)	(2.18)	(2.37)	86.41	11.81 [5]	1,711	.86	[6]	.05	[6]
12/31/2019	68.64	.44	19.19	19.63	(.42)	(8.44)	(8.86)	79.41	30.44	1,513	.85		.59
12/31/2018	76.56	.24	.28	.52	(.20)	(8.24)	(8.44)	68.64	(.50)	1,076	.84		.31
12/31/2017	66.41	.18	17.61	17.79	(.31)	(7.33)	(7.64)	76.56	27.99	954	.85		.25
12/31/2016	67.26	.34	5.32	5.66	(.38)	(6.13)	(6.51)	66.41	9.22	458	.85		.53
12/31/2015	79.74	.29	5.02	5.31	(.55)	(17.24)	(17.79)	67.26	6.59	394	.85		.42

178	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Fund

Class 1:
6/30/2020[3,4]	$20.86	$.10	$(2.44)	$(2.34)	$(.04)	$—	$(.04)	$18.48	(11.20)%[5]	$4,729	.55%[6]		1.13%[6]
12/31/2019	17.66	.30	3.74	4.04	(.34)	(.50)	(.84)	20.86	23.21	5,353	.54		1.54
12/31/2018	21.71	.34	(2.97)	(2.63)	(.40)	(1.02)	(1.42)	17.66	(12.94)	4,811	.53		1.62
12/31/2017	16.82	.26	5.16	5.42	(.30)	(.23)	(.53)	21.71	32.46	5,014	.53		1.33
12/31/2016	18.08	.27	.30	.57	(.28)	(1.55)	(1.83)	16.82	3.78	3,652	.54		1.57
12/31/2015	20.35	.29	(1.03)	(.74)	(.35)	(1.18)	(1.53)	18.08	(4.25)	3,427	.54		1.41

Class 1A:
6/30/2020[3,4]	20.80	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.41	(11.32)[5]	8	.80	[6]	.88	[6]
12/31/2019	17.62	.25	3.72	3.97	(.29)	(.50)	(.79)	20.80	22.90	7	.79		1.27
12/31/2018	21.67	.27	(2.93)	(2.66)	(.37)	(1.02)	(1.39)	17.62	(13.11)	5	.78		1.32
12/31/2017[3,7]	17.17	.09	4.93	5.02	(.29)	(.23)	(.52)	21.67	29.46 [5]	2	.77	[6]	.43	[6]

Class 2:
6/30/2020[3,4]	20.78	.08	(2.43)	(2.35)	(.04)	—	(.04)	18.39	(11.33)[5]	3,834	.80	[6]	.87	[6]
12/31/2019	17.60	.25	3.72	3.97	(.29)	(.50)	(.79)	20.78	22.88	4,311	.79		1.29
12/31/2018	21.63	.29	(2.95)	(2.66)	(.35)	(1.02)	(1.37)	17.60	(13.13)	3,875	.78		1.40
12/31/2017	16.76	.22	5.13	5.35	(.25)	(.23)	(.48)	21.63	32.14	4,422	.78		1.10
12/31/2016	18.02	.23	.30	.53	(.24)	(1.55)	(1.79)	16.76	3.53	3,710	.79		1.35
12/31/2015	20.29	.24	(1.03)	(.79)	(.30)	(1.18)	(1.48)	18.02	(4.53)	3,978	.79		1.17

Class 3:
6/30/2020[3,4]	20.92	.09	(2.45)	(2.36)	(.04)	—	(.04)	18.52	(11.30)[5]	21	.73	[6]	.94	[6]
12/31/2019	17.70	.27	3.75	4.02	(.30)	(.50)	(.80)	20.92	23.05	25	.72		1.37
12/31/2018	21.75	.31	(2.98)	(2.67)	(.36)	(1.02)	(1.38)	17.70	(13.10)	24	.71		1.48
12/31/2017	16.85	.23	5.17	5.40	(.27)	(.23)	(.50)	21.75	32.23	31	.71		1.17
12/31/2016	18.11	.24	.30	.54	(.25)	(1.55)	(1.80)	16.85	3.57	27	.72		1.42
12/31/2015	20.38	.25	(1.03)	(.78)	(.31)	(1.18)	(1.49)	18.11	(4.44)	32	.72		1.24

Class 4:
6/30/2020[3,4]	20.54	.06	(2.41)	(2.35)	(.03)	—	(.03)	18.16	(11.46)[5]	341	1.05	[6]	.62	[6]
12/31/2019	17.40	.20	3.69	3.89	(.25)	(.50)	(.75)	20.54	22.67	379	1.04		1.03
12/31/2018	21.42	.23	(2.93)	(2.70)	(.30)	(1.02)	(1.32)	17.40	(13.41)	295	1.03		1.13
12/31/2017	16.64	.11	5.16	5.27	(.26)	(.23)	(.49)	21.42	31.89	289	1.03		.55
12/31/2016	17.93	.18	.29	.47	(.21)	(1.55)	(1.76)	16.64	3.21	66	1.04		1.03
12/31/2015	20.23	.17	(1.00)	(.83)	(.29)	(1.18)	(1.47)	17.93	(4.75)	46	1.04		.88

See end of tables for footnotes.

American Funds Insurance Series	179

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

New World Fund

Class 1:
6/30/2020[3,4]	$25.84	$.09	$(1.15)	$(1.06)	$(.03)	$(.27)	$(.30)	$24.48	(4.06)%[5]	$1,892	.77%[6]		.71%[6]		.79%[6]
12/31/2019	20.98	.28	5.79	6.07	(.29)	(.92)	(1.21)	25.84	29.47	2,129	.76		.76		1.18
12/31/2018	25.30	.27	(3.65)	(3.38)	(.27)	(.67)	(.94)	20.98	(13.83)	1,702	.77		.77		1.11
12/31/2017	19.72	.26	5.59	5.85	(.27)	—	(.27)	25.30	29.73	2,050	.77		.77		1.14
12/31/2016	18.87	.24	.81	1.05	(.20)	—	(.20)	19.72	5.59	1,743	.78		.78		1.25
12/31/2015	20.72	.19	(.71)	(.52)	(.17)	(1.16)	(1.33)	18.87	(2.96)	1,562	.79		.79		.92

Class 1A:
6/30/2020[3,4]	25.74	.07	(1.15)	(1.08)	(.02)	(.27)	(.29)	24.37	(4.18)[5]	6	1.02	[6]	.95	[6]	.62	[6]
12/31/2019	20.92	.22	5.76	5.98	(.24)	(.92)	(1.16)	25.74	29.11	4	1.01		1.01		.92
12/31/2018	25.25	.21	(3.64)	(3.43)	(.23)	(.67)	(.90)	20.92	(14.02)	2	1.02		1.02		.91
12/31/2017[3,7]	20.14	.13	5.24	5.37	(.26)	—	(.26)	25.25	26.72 [5]	1	1.00	[6]	1.00	[6]	.53	[6]

Class 2:
6/30/2020[3,4]	25.59	.06	(1.13)	(1.07)	(.02)	(.27)	(.29)	24.23	(4.18)[5]	902	1.02	[6]	.96	[6]	.55	[6]
12/31/2019	20.79	.22	5.73	5.95	(.23)	(.92)	(1.15)	25.59	29.15	981	1.01		1.01		.93
12/31/2018	25.07	.20	(3.61)	(3.41)	(.20)	(.67)	(.87)	20.79	(14.04)	843	1.02		1.02		.85
12/31/2017	19.54	.20	5.55	5.75	(.22)	—	(.22)	25.07	29.44	1,055	1.02		1.02		.89
12/31/2016	18.71	.19	.79	.98	(.15)	—	(.15)	19.54	5.26	911	1.03		1.03		1.00
12/31/2015	20.54	.14	(.69)	(.55)	(.12)	(1.16)	(1.28)	18.71	(3.14)	961	1.04		1.04		.68

Class 4:
6/30/2020[3,4]	25.47	.04	(1.14)	(1.10)	(.01)	(.27)	(.28)	24.09	(4.31)[5]	644	1.27	[6]	1.21	[6]	.31	[6]
12/31/2019	20.71	.16	5.70	5.86	(.18)	(.92)	(1.10)	25.47	28.82	646	1.26		1.26		.67
12/31/2018	24.99	.14	(3.59)	(3.45)	(.16)	(.67)	(.83)	20.71	(14.25)	464	1.27		1.27		.61
12/31/2017	19.51	.14	5.52	5.66	(.18)	—	(.18)	24.99	29.06	427	1.27		1.27		.61
12/31/2016	18.69	.14	.80	.94	(.12)	—	(.12)	19.51	5.04	240	1.28		1.28		.75
12/31/2015	20.56	.08	(.68)	(.60)	(.11)	(1.16)	(1.27)	18.69	(3.37)	171	1.29		1.29		.39

180	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Blue Chip Income and Growth Fund

Class 1:
6/30/2020[3,4]	$13.56	$.13	$(1.24)	$(1.11)	$(.06)	$(.15)	$(.21)	$12.24	(8.27)%[5]	$5,013		.43%[6]		2.06%[6]
12/31/2019	12.38	.30	2.25	2.55	(.30)	(1.07)	(1.37)	13.56	21.66	5,559		.42		2.28
12/31/2018	14.96	.31	(1.44)	(1.13)	(.31)	(1.14)	(1.45)	12.38	(8.45)	4,810		.41		2.13
12/31/2017	13.53	.32	1.96	2.28	(.32)	(.53)	(.85)	14.96	17.30	5,581		.41		2.27
12/31/2016	12.62	.31	1.97	2.28	(.29)	(1.08)	(1.37)	13.53	19.06	5,099		.41		2.39
12/31/2015	14.69	.31	(.64)	(.33)	(.29)	(1.45)	(1.74)	12.62	(2.72)	3,638		.41		2.23

Class 1A:
6/30/2020[3,4]	13.51	.11	(1.24)	(1.13)	(.05)	(.15)	(.20)	12.18	(8.40)[5]	12		.68	[6]	1.84	[6]
12/31/2019	12.35	.26	2.24	2.50	(.27)	(1.07)	(1.34)	13.51	21.35	9		.67		2.03
12/31/2018	14.94	.26	(1.42)	(1.16)	(.29)	(1.14)	(1.43)	12.35	(8.67)	3		.66		1.84
12/31/2017[3,7]	13.75	.28	1.75	2.03	(.31)	(.53)	(.84)	14.94	15.21 [5]	1		.65	[6]	2.01	[6]

Class 2:
6/30/2020[3,4]	13.39	.11	(1.23)	(1.12)	(.05)	(.15)	(.20)	12.07	(8.41)[5]	2,750		.68	[6]	1.81	[6]
12/31/2019	12.24	.26	2.22	2.48	(.26)	(1.07)	(1.33)	13.39	21.38	3,093		.67		2.03
12/31/2018	14.80	.27	(1.42)	(1.15)	(.27)	(1.14)	(1.41)	12.24	(8.66)	2,850		.66		1.88
12/31/2017	13.39	.28	1.94	2.22	(.28)	(.53)	(.81)	14.80	17.04	3,551		.66		2.02
12/31/2016	12.51	.28	1.94	2.22	(.26)	(1.08)	(1.34)	13.39	18.70	3,412		.66		2.16
12/31/2015	14.57	.27	(.62)	(.35)	(.26)	(1.45)	(1.71)	12.51	(2.93)	3,228		.66		1.97

Class 4:
6/30/2020[3,4]	13.31	.09	(1.21)	(1.12)	(.05)	(.15)	(.20)	11.99	(8.49)[5]	641		.93	[6]	1.57	[6]
12/31/2019	12.19	.23	2.20	2.43	(.24)	(1.07)	(1.31)	13.31	21.03	621		.92		1.78
12/31/2018	14.77	.23	(1.42)	(1.19)	(.25)	(1.14)	(1.39)	12.19	(8.92)	368		.91		1.62
12/31/2017	13.39	.25	1.93	2.18	(.27)	(.53)	(.80)	14.77	16.70	247		.91		1.76
12/31/2016	12.53	.24	1.96	2.20	(.26)	(1.08)	(1.34)	13.39	18.49	132		.91		1.81
12/31/2015	14.63	.24	(.63)	(.39)	(.26)	(1.45)	(1.71)	12.53	(3.21)	32		.91		1.75

Global Growth and Income Fund

Class 1:
6/30/2020[3,4]	$15.92	$.11	$(1.87)	$(1.76)	$(.05)	$(.38)	$(.43)	$13.73	(11.08)%[5]	$595		.65%[6]		1.57%[6]
12/31/2019	13.02	.31	3.67	3.98	(.32)	(.76)	(1.08)	15.92	31.39	625		.65		2.08
12/31/2018	15.81	.29	(1.62)	(1.33)	(.28)	(1.18)	(1.46)	13.02	(9.36)	492		.63		1.94
12/31/2017	13.02	.35	3.06	3.41	(.36)	(.26)	(.62)	15.81	26.40	485		.63		2.43
12/31/2016	12.35	.28	.66	.94	(.27)	—	(.27)	13.02	7.61	571		.63		2.18
12/31/2015	12.78	.36	(.50)	(.14)	(.29)	—	(.29)	12.35	(1.14)	293		.64		2.79

Class 1A:
6/30/2020[3,4]	15.88	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.69	(11.20)[5]	2		.90	[6]	1.32	[6]
12/31/2019	13.00	.26	3.68	3.94	(.30)	(.76)	(1.06)	15.88	31.04	2		.90		1.77
12/31/2018	15.81	.26	(1.63)	(1.37)	(.26)	(1.18)	(1.44)	13.00	(9.62)	1		.88		1.74
12/31/2017[3,7]	13.21	.18	3.03	3.21	(.35)	(.26)	(.61)	15.81	24.54 [5]	—	[8]	.84	[6]	1.20	[6]

Class 2:
6/30/2020[3,4]	15.89	.09	(1.85)	(1.76)	(.05)	(.38)	(.43)	13.70	(11.20)[5]	1,185		.90	[6]	1.30	[6]
12/31/2019	12.99	.27	3.68	3.95	(.29)	(.76)	(1.05)	15.89	31.14	1,366		.90		1.84
12/31/2018	15.78	.26	(1.63)	(1.37)	(.24)	(1.18)	(1.42)	12.99	(9.63)	1,228		.88		1.70
12/31/2017	13.00	.31	3.05	3.36	(.32)	(.26)	(.58)	15.78	26.06	1,538		.88		2.11
12/31/2016	12.33	.25	.65	.90	(.23)	—	(.23)	13.00	7.34	1,405		.88		1.98
12/31/2015	12.75	.22	(.39)	(.17)	(.25)	—	(.25)	12.33	(1.34)	1,479		.89		1.73

Class 4:
6/30/2020[3,4]	15.63	.07	(1.82)	(1.75)	(.04)	(.38)	(.42)	13.46	(11.29)[5]	133		1.15	[6]	1.05	[6]
12/31/2019	12.81	.23	3.61	3.84	(.26)	(.76)	(1.02)	15.63	30.73	145		1.15		1.56
12/31/2018	15.60	.21	(1.60)	(1.39)	(.22)	(1.18)	(1.40)	12.81	(9.89)	95		1.13		1.43
12/31/2017	12.89	.22	3.08	3.30	(.33)	(.26)	(.59)	15.60	25.83	79		1.14		1.49
12/31/2016	12.26	.21	.65	.86	(.23)	—	(.23)	12.89	7.04	16		1.13		1.63
12/31/2015	12.71	.17	(.37)	(.20)	(.25)	—	(.25)	12.26	(1.60)	5		1.14		1.32

See end of tables for footnotes.

American Funds Insurance Series	181

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Growth-Income Fund

Class 1:
6/30/2020[3,4]	$50.71	$.38	$(2.17)	$(1.79)	$(.22)	$(1.30)	$(1.52)	$47.40	(3.62)%[5]	$20,113	.29%[6]		1.61%[6]
12/31/2019	45.39	1.00	10.40	11.40	(.92)	(5.16)	(6.08)	50.71	26.46	21,057	.29		2.05
12/31/2018	50.22	.84	(1.25)	(.41)	(.84)	(3.58)	(4.42)	45.39	(1.55)	16,783	.28		1.65
12/31/2017	44.41	.81	8.89	9.70	(.78)	(3.11)	(3.89)	50.22	22.68	15,765	.28		1.69
12/31/2016	45.40	.79	4.09	4.88	(.75)	(5.12)	(5.87)	44.41	11.80	12,588	.29		1.79
12/31/2015	52.76	.79	.37	1.16	(.75)	(7.77)	(8.52)	45.40	1.72	10,747	.29		1.59

Class 1A:
6/30/2020[3,4]	50.54	.32	(2.16)	(1.84)	(.20)	(1.30)	(1.50)	47.20	(3.73)[5]	11	.54	[6]	1.36	[6]
12/31/2019	45.28	.89	10.36	11.25	(.83)	(5.16)	(5.99)	50.54	26.14	11	.54		1.82
12/31/2018	50.15	.72	(1.25)	(.53)	(.76)	(3.58)	(4.34)	45.28	(1.78)	7	.53		1.43
12/31/2017[3,7]	45.39	.67	7.96	8.63	(.76)	(3.11)	(3.87)	50.15	19.83 [5]	2	.52	[6]	1.41	[6]

Class 2:
6/30/2020[3,4]	50.08	.31	(2.13)	(1.82)	(.20)	(1.30)	(1.50)	46.76	(3.73)[5]	12,504	.54	[6]	1.36	[6]
12/31/2019	44.90	.87	10.27	11.14	(.80)	(5.16)	(5.96)	50.08	26.14	13,586	.53		1.80
12/31/2018	49.71	.71	(1.23)	(.52)	(.71)	(3.58)	(4.29)	44.90	(1.79)	12,035	.53		1.40
12/31/2017	44.00	.68	8.80	9.48	(.66)	(3.11)	(3.77)	49.71	22.38	13,930	.53		1.45
12/31/2016	45.04	.67	4.05	4.72	(.64)	(5.12)	(5.76)	44.00	11.51	12,854	.54		1.54
12/31/2015	52.41	.66	.37	1.03	(.63)	(7.77)	(8.40)	45.04	1.45	12,895	.54		1.34

Class 3:
6/30/2020[3,4]	50.81	.33	(2.17)	(1.84)	(.20)	(1.30)	(1.50)	47.47	(3.70)[5]	142	.47	[6]	1.43	[6]
12/31/2019	45.47	.91	10.43	11.34	(.84)	(5.16)	(6.00)	50.81	26.24	156	.46		1.87
12/31/2018	50.29	.75	(1.25)	(.50)	(.74)	(3.58)	(4.32)	45.47	(1.72)	140	.46		1.47
12/31/2017	44.47	.72	8.90	9.62	(.69)	(3.11)	(3.80)	50.29	22.47	168	.46		1.52
12/31/2016	45.46	.71	4.09	4.80	(.67)	(5.12)	(5.79)	44.47	11.59	156	.47		1.61
12/31/2015	52.82	.70	.37	1.07	(.66)	(7.77)	(8.43)	45.46	1.53	161	.47		1.41

Class 4:
6/30/2020[3,4]	49.52	.25	(2.12)	(1.87)	(.18)	(1.30)	(1.48)	46.17	(3.86)[5]	1,184	.79	[6]	1.11	[6]
12/31/2019	44.47	.74	10.18	10.92	(.71)	(5.16)	(5.87)	49.52	25.86	1,216	.79		1.56
12/31/2018	49.31	.58	(1.23)	(.65)	(.61)	(3.58)	(4.19)	44.47	(2.05)	899	.78		1.15
12/31/2017	43.73	.56	8.73	9.29	(.60)	(3.11)	(3.71)	49.31	22.08	827	.78		1.19
12/31/2016	44.82	.56	4.02	4.58	(.55)	(5.12)	(5.67)	43.73	11.25	495	.79		1.29
12/31/2015	52.39	.58	.33	.91	(.71)	(7.77)	(8.48)	44.82	1.21	410	.79		1.25

182	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

International Growth and Income Fund

Class 1:
6/30/2020[3,4]	$18.18	$.17	$(2.91)	$(2.74)	$(.04)	$—	$(.04)	$15.40	(15.08)%[5]	$1,019	.68%[6]		2.24%[6]
12/31/2019	15.35	.46	3.03	3.49	(.47)	(.19)	(.66)	18.18	23.06	1,140	.66		2.73
12/31/2018	17.72	.45	(2.39)	(1.94)	(.43)	—	(.43)	15.35	(11.00)	1,034	.65		2.62
12/31/2017	14.48	.46	3.20	3.66	(.42)	—	(.42)	17.72	25.31	1,121	.66		2.75
12/31/2016	14.72	.43	(.19)	.24	(.42)	(.06)	(.48)	14.48	1.71	820	.68		2.93
12/31/2015	16.27	.42	(1.25)	(.83)	(.38)	(.34)	(.72)	14.72	(5.34)	707	.68		2.60

Class 1A:
6/30/2020[3,4]	18.15	.15	(2.91)	(2.76)	(.03)	—	(.03)	15.36	(15.19)[5]	2	.93	[6]	1.92	[6]
12/31/2019	15.33	.41	3.04	3.45	(.44)	(.19)	(.63)	18.15	22.76	2	.91		2.41
12/31/2018	17.70	.41	(2.39)	(1.98)	(.39)	—	(.39)	15.33	(11.24)	2	.90		2.35
12/31/2017[3,7]	14.69	.34	3.08	3.42	(.41)	—	(.41)	17.70	23.36 [5]	2	.91	[6]	1.99	[6]

Class 2:
6/30/2020[3,4]	18.12	.15	(2.90)	(2.75)	(.03)	—	(.03)	15.34	(15.17)[5]	190	.93	[6]	1.93	[6]
12/31/2019	15.30	.42	3.02	3.44	(.43)	(.19)	(.62)	18.12	22.76	257	.91		2.49
12/31/2018	17.66	.41	(2.38)	(1.97)	(.39)	—	(.39)	15.30	(11.23)	230	.90		2.38
12/31/2017	14.43	.43	3.17	3.60	(.37)	—	(.37)	17.66	25.03	276	.91		2.60
12/31/2016	14.68	.40	(.21)	.19	(.38)	(.06)	(.44)	14.43	1.44	244	.93		2.72
12/31/2015	16.22	.38	(1.24)	(.86)	(.34)	(.34)	(.68)	14.68	(5.60)	254	.93		2.32

Class 4:
6/30/2020[3,4]	18.01	.13	(2.88)	(2.75)	(.03)	—	(.03)	15.23	(15.29)[5]	90	1.18	[6]	1.73	[6]
12/31/2019	15.22	.37	3.01	3.38	(.40)	(.19)	(.59)	18.01	22.47	101	1.16		2.18
12/31/2018	17.58	.36	(2.36)	(2.00)	(.36)	—	(.36)	15.22	(11.46)	71	1.15		2.10
12/31/2017	14.38	.37	3.18	3.55	(.35)	—	(.35)	17.58	24.72	63	1.16		2.24
12/31/2016	14.63	.36	(.19)	.17	(.36)	(.06)	(.42)	14.38	1.18	37	1.18		2.43
12/31/2015	16.19	.33	(1.23)	(.90)	(.32)	(.34)	(.66)	14.63	(5.82)	32	1.18		2.02

See end of tables for footnotes.

American Funds Insurance Series	183

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital Income Builder

Class 1:
6/30/2020[3,4]	$10.73	$.15	$(.83)	$(.68)	$(.16)	$—	$(.16)	$9.89	(6.23)%[5]	$531		.53%[6]		.44%[6]		2.97%[6]
12/31/2019	9.37	.32	1.36	1.68	(.32)	—	(.32)	10.73	18.16	533		.53		.53		3.17
12/31/2018	10.40	.31	(1.00)	(.69)	(.32)	(.02)	(.34)	9.37	(6.77)	317		.54		.54		3.08
12/31/2017	9.46	.32	.93	1.25	(.31)	—	(.31)	10.40	13.29	254		.54		.54		3.21
12/31/2016	9.40	.32	.07	.39	(.33)	—	(.33)	9.46	4.17	156		.54		.54		3.39
12/31/2015	9.81	.28	(.40)	(.12)	(.29)	—	(.29)	9.40	(1.23)	80		.56		.56		2.88

Class 1A:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	5		.78	[6]	.69	[6]	2.70	[6]
12/31/2019	9.36	.29	1.37	1.66	(.30)	—	(.30)	10.72	17.90	6		.78		.78		2.84
12/31/2018	10.39	.28	(.99)	(.71)	(.30)	(.02)	(.32)	9.36	(7.01)	2		.79		.79		2.82
12/31/2017[3,7]	9.57	.27	.84	1.11	(.29)	—	(.29)	10.39	11.72 [5]	1		.79	[6]	.79	[6]	2.63	[6]

Class 2:
6/30/2020[3,4]	10.72	.13	(.82)	(.69)	(.15)	—	(.15)	9.88	(6.36)[5]	6		.78	[6]	.69	[6]	2.72	[6]
12/31/2019	9.36	.30	1.35	1.65	(.29)	—	(.29)	10.72	17.89	6		.78		.78		2.91
12/31/2018	10.40	.28	(1.00)	(.72)	(.30)	(.02)	(.32)	9.36	(7.08)	4		.79		.79		2.83
12/31/2017	9.46	.29	.93	1.22	(.28)	—	(.28)	10.40	13.04	1		.79		.79		2.82
12/31/2016	9.40	.27	.11	.38	(.32)	—	(.32)	9.46	4.08	—	[8]	.80		.80		2.82
12/31/2015	9.81	.31	(.43)	(.12)	(.29)	—	(.29)	9.40	(1.23)[11]	—	[8]	.46	[11]	.46	[11]	3.12	[11]

Class 4:
6/30/2020[3,4]	10.71	.12	(.82)	(.70)	(.14)	—	(.14)	9.87	(6.49)[5]	419		1.03	[6]	.94	[6]	2.44	[6]
12/31/2019	9.35	.27	1.36	1.63	(.27)	—	(.27)	10.71	17.62	454		1.03		1.03		2.68
12/31/2018	10.38	.26	(1.00)	(.74)	(.27)	(.02)	(.29)	9.35	(7.25)	352		1.04		1.04		2.58
12/31/2017	9.45	.27	.92	1.19	(.26)	—	(.26)	10.38	12.65	338		1.04		1.04		2.72
12/31/2016	9.38	.27	.08	.35	(.28)	—	(.28)	9.45	3.78	256		1.04		1.04		2.88
12/31/2015	9.80	.25	(.42)	(.17)	(.25)	—	(.25)	9.38	(1.79)	157		1.05		1.05		2.55

184	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Asset Allocation Fund

Class 1:

6/30/2020[3,4]	$24.05	$.22	$(.57)	$(.35)	$(.11)	$(.11)	$(.22)	$23.48	(1.47)%[5]	$17,061	.30%[6]		1.89%[6]
12/31/2019	21.29	.51	3.94	4.45	(.50)	(1.19)	(1.69)	24.05	21.54	17,730	.29		2.21
12/31/2018	23.71	.48	(1.43)	(.95)	(.44)	(1.03)	(1.47)	21.29	(4.35)	14,627	.28		2.04
12/31/2017	21.68	.44	3.06	3.50	(.41)	(1.06)	(1.47)	23.71	16.51	16,556	.29		1.90
12/31/2016	20.62	.42	1.54	1.96	(.39)	(.51)	(.90)	21.68	9.69	13,008	.29		1.97
12/31/2015	22.23	.40	(.02)	.38	(.40)	(1.59)	(1.99)	20.62	1.64	10,913	.29		1.85
Class 1A:

6/30/2020[3,4]	23.99	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.41	(1.55)[5]	11	.55	[6]	1.64	[6]
12/31/2019	21.26	.45	3.92	4.37	(.45)	(1.19)	(1.64)	23.99	21.19	11	.54		1.95
12/31/2018	23.69	.42	(1.42)	(1.00)	(.40)	(1.03)	(1.43)	21.26	(4.58)	7	.53		1.82
12/31/2017[3,7]	21.97	.39	2.78	3.17	(.39)	(1.06)	(1.45)	23.69	14.78 [5]	4	.53	[6]	1.69	[6]
Class 2:

6/30/2020[3,4]	23.79	.18	(.55)	(.37)	(.10)	(.11)	(.21)	23.21	(1.57)[5]	4,808	.55	[6]	1.63	[6]
12/31/2019	21.08	.45	3.89	4.34	(.44)	(1.19)	(1.63)	23.79	21.23	5,154	.54		1.96
12/31/2018	23.49	.41	(1.41)	(1.00)	(.38)	(1.03)	(1.41)	21.08	(4.60)	4,668	.53		1.78
12/31/2017	21.49	.37	3.04	3.41	(.35)	(1.06)	(1.41)	23.49	16.23	5,480	.54		1.64
12/31/2016	20.45	.36	1.53	1.89	(.34)	(.51)	(.85)	21.49	9.41	5,144	.54		1.72
12/31/2015	22.06	.34	(.01)	.33	(.35)	(1.59)	(1.94)	20.45	1.40	5,008	.54		1.60
Class 3:

6/30/2020[3,4]	24.08	.19	(.56)	(.37)	(.10)	(.11)	(.21)	23.50	(1.54)[5]	31	.48	[6]	1.70	[6]
12/31/2019	21.32	.47	3.93	4.40	(.45)	(1.19)	(1.64)	24.08	21.30	32	.47		2.02
12/31/2018	23.73	.43	(1.41)	(.98)	(.40)	(1.03)	(1.43)	21.32	(4.49)	29	.46		1.85
12/31/2017	21.70	.39	3.07	3.46	(.37)	(1.06)	(1.43)	23.73	16.29	38	.47		1.72
12/31/2016	20.64	.38	1.54	1.92	(.35)	(.51)	(.86)	21.70	9.49	35	.47		1.79
12/31/2015	22.25	.36	(.02)	.34	(.36)	(1.59)	(1.95)	20.64	1.46	36	.47		1.67
Class 4:

6/30/2020[3,4]	23.67	.16	(.56)	(.40)	(.09)	(.11)	(.20)	23.07	(1.70)[5]	4,488	.80	[6]	1.39	[6]
12/31/2019	20.99	.39	3.87	4.26	(.39)	(1.19)	(1.58)	23.67	20.92	4,493	.79		1.71
12/31/2018	23.40	.35	(1.40)	(1.05)	(.33)	(1.03)	(1.36)	20.99	(4.83)	3,594	.78		1.54
12/31/2017	21.43	.32	3.02	3.34	(.31)	(1.06)	(1.37)	23.40	15.91	3,582	.79		1.40
12/31/2016	20.40	.31	1.53	1.84	(.30)	(.51)	(.81)	21.43	9.16	2,861	.79		1.47
12/31/2015	22.11	.30	(.02)	.28	(.40)	(1.59)	(1.99)	20.40	1.14	2,414	.79		1.45

See end of tables for footnotes.

American Funds Insurance Series	185

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

Global Balanced Fund

Class 1:

6/30/2020[3,4]	$13.51	$.09	$(.47)	$(.38)	$— [9]	$(.05)	$(.05)	$13.08	(2.85)%[5]	$127		.71%[6]		1.49%[6]
12/31/2019	11.67	.24	2.17	2.41	(.20)	(.37)	(.57)	13.51	20.79	134		.72		1.88
12/31/2018	12.75	.23	(.96)	(.73)	(.20)	(.15)	(.35)	11.67	(5.81)	110		.72		1.82
12/31/2017	11.08	.21	1.99	2.20	(.15)	(.38)	(.53)	12.75	19.91	93		.72		1.68
12/31/2016	10.74	.19	.32	.51	(.17)	—	(.17)	11.08	4.73	64		.72		1.73
12/31/2015	11.11	.20	(.28)	(.08)	(.14)	(.15)	(.29)	10.74	(.69)	47		.72		1.80
Class 1A:

6/30/2020[3,4]	13.49	.08	(.48)	(.40)	— [9]	(.05)	(.05)	13.04	(3.00)[5]	2		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.17	2.38	(.17)	(.37)	(.54)	13.49	20.54	2		.97		1.63
12/31/2018	12.74	.18	(.94)	(.76)	(.18)	(.15)	(.33)	11.65	(6.03)	2		.98		1.44
12/31/2017[3,7]	11.18	.16	1.92	2.08	(.14)	(.38)	(.52)	12.74	18.71 [5]	—	[8]	.94	[6]	1.27	[6]
Class 2:

6/30/2020[3,4]	13.48	.08	(.47)	(.39)	— [9]	(.05)	(.05)	13.04	(2.93)[5]	192		.96	[6]	1.23	[6]
12/31/2019	11.65	.21	2.16	2.37	(.17)	(.37)	(.54)	13.48	20.44	207		.97		1.64
12/31/2018	12.72	.20	(.96)	(.76)	(.16)	(.15)	(.31)	11.65	(6.01)	185		.97		1.57
12/31/2017	11.06	.18	1.98	2.16	(.12)	(.38)	(.50)	12.72	19.57	210		.96		1.43
12/31/2016	10.72	.16	.32	.48	(.14)	—	(.14)	11.06	4.48	178		.97		1.48
12/31/2015	11.09	.18	(.28)	(.10)	(.12)	(.15)	(.27)	10.72	(.95)	171		.97		1.60
Class 4:

6/30/2020[3,4]	13.36	.06	(.47)	(.41)	— [9]	(.05)	(.05)	12.90	(3.11)[5]	92		1.21	[6]	.98	[6]
12/31/2019	11.55	.18	2.14	2.32	(.14)	(.37)	(.51)	13.36	20.21	94		1.22		1.37
12/31/2018	12.63	.17	(.96)	(.79)	(.14)	(.15)	(.29)	11.55	(6.31)	69		1.22		1.34
12/31/2017	11.00	.13	1.99	2.12	(.11)	(.38)	(.49)	12.63	19.38	51		1.22		1.07
12/31/2016	10.69	.12	.33	.45	(.14)	—	(.14)	11.00	4.21	10		1.24		1.12
12/31/2015	11.09	.06	(.17)	(.11)	(.14)	(.15)	(.29)	10.69	(1.00)	1		1.34		.58
Bond Fund

Class 1:

6/30/2020[3,4]	$11.17	$.12	$.61	$.73	$(.05)	$(.11)	$(.16)	$11.74	6.61%[5]	$6,193		.40%[6]		2.17%[6]
12/31/2019	10.47	.30	.71	1.01	(.31)	—	(.31)	11.17	9.70	6,481		.39		2.76
12/31/2018	10.82	.29	(.35)	(.06)	(.28)	(.01)	(.29)	10.47	(.45)	5,962		.38		2.70
12/31/2017	10.80	.24	.18	.42	(.24)	(.16)	(.40)	10.82	3.88	6,434		.38		2.19
12/31/2016	10.70	.21	.14	.35	(.21)	(.04)	(.25)	10.80	3.27	6,829		.38		1.91
12/31/2015	11.08	.22	(.17)	.05	(.21)	(.22)	(.43)	10.70	.45	5,731		.38		1.95
Class 1A:

6/30/2020[3,4]	11.13	.11	.61	.72	(.05)	(.11)	(.16)	11.69	6.51 [5]	8		.65	[6]	1.91	[6]
12/31/2019	10.45	.27	.71	.98	(.30)	—	(.30)	11.13	9.36	7		.64		2.48
12/31/2018	10.80	.26	(.33)	(.07)	(.27)	(.01)	(.28)	10.45	(.60)	3		.63		2.50
12/31/2017[3,7]	10.82	.22	.15	.37	(.23)	(.16)	(.39)	10.80	3.46 [5]	1		.62	[6]	2.01	[6]
Class 2:

6/30/2020[3,4]	11.02	.11	.61	.72	(.05)	(.11)	(.16)	11.58	6.56 [5]	3,589		.65	[6]	1.92	[6]
12/31/2019	10.34	.27	.70	.97	(.29)	—	(.29)	11.02	9.36	3,561		.64		2.51
12/31/2018	10.69	.26	(.34)	(.08)	(.26)	(.01)	(.27)	10.34	(.71)	3,524		.63		2.45
12/31/2017	10.67	.21	.18	.39	(.21)	(.16)	(.37)	10.69	3.67	3,966		.63		1.94
12/31/2016	10.58	.18	.13	.31	(.18)	(.04)	(.22)	10.67	2.95	3,959		.63		1.65
12/31/2015	10.95	.18	(.15)	.03	(.18)	(.22)	(.40)	10.58	.28	4,135		.63		1.69
Class 4:

6/30/2020[3,4]	11.00	.09	.61	.70	(.05)	(.11)	(.16)	11.54	6.36 [5]	580		.90	[6]	1.66	[6]
12/31/2019	10.33	.24	.70	.94	(.27)	—	(.27)	11.00	9.08	502		.89		2.25
12/31/2018	10.68	.23	(.33)	(.10)	(.24)	(.01)	(.25)	10.33	(.89)	366		.88		2.22
12/31/2017	10.70	.19	.16	.35	(.21)	(.16)	(.37)	10.68	3.29	297		.88		1.72
12/31/2016	10.61	.15	.15	.30	(.17)	(.04)	(.21)	10.70	2.80	102		.88		1.41
12/31/2015	11.01	.16	(.16)	—	(.18)	(.22)	(.40)	10.61	(.08)	59		.88		1.47

186	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

Capital World Bond Fund

Class 1:
6/30/2020[3,4]	$12.12	$.12	$.14	$.26	$(.03)	$(.21)	$(.24)	$12.14	2.14%[5]	$1,063		.59%[6]		.55%[6]		2.09%[6]
12/31/2019	11.42	.31	.61	.92	(.22)	—	(.22)	12.12	8.08	1,077		.58		.58		2.60
12/31/2018	11.88	.30	(.44)	(.14)	(.28)	(.04)	(.32)	11.42	(1.14)	1,015		.57		.57		2.56
12/31/2017	11.22	.28	.52	.80	(.07)	(.07)	(.14)	11.88	7.11	1,273		.56		.56		2.37
12/31/2016	11.01	.26	.06	.32	(.09)	(.02)	(.11)	11.22	2.92	1,115		.57		.57		2.26
12/31/2015	11.77	.27	(.71)	(.44)	(.01)	(.31)	(.32)	11.01	(3.75)	1,032		.57		.57		2.34
Class 1A:

6/30/2020[3,4]	12.10	.11	.13	.24	(.02)	(.21)	(.23)	12.11	2.03 [5]	1		.83	[6]	.80	[6]	1.84	[6]
12/31/2019	11.41	.28	.60	.88	(.19)	—	(.19)	12.10	7.75	1		.83		.83		2.35
12/31/2018	11.87	.27	(.43)	(.16)	(.26)	(.04)	(.30)	11.41	(1.29)	1		.82		.82		2.36
12/31/2017[3,7]	11.22	.26	.52	.78	(.06)	(.07)	(.13)	11.87	7.00 [5]	—	[8]	.72	[6]	.72	[6]	2.27	[6]
Class 2:

6/30/2020[3,4]	12.03	.11	.13	.24	(.02)	(.21)	(.23)	12.04	2.03 [5]	968		.84	[6]	.80	[6]	1.84	[6]
12/31/2019	11.34	.28	.60	.88	(.19)	—	(.19)	12.03	7.77	1,002		.83		.83		2.35
12/31/2018	11.79	.27	(.43)	(.16)	(.25)	(.04)	(.29)	11.34	(1.33)	1,032		.82		.82		2.32
12/31/2017	11.14	.25	.51	.76	(.04)	(.07)	(.11)	11.79	6.86	1,164		.81		.81		2.12
12/31/2016	10.93	.23	.07	.30	(.07)	(.02)	(.09)	11.14	2.71	1,121		.82		.82		2.01
12/31/2015	11.72	.24	(.71)	(.47)	(.01)	(.31)	(.32)	10.93	(4.07)	1,208		.82		.82		2.09
Class 4:

6/30/2020[3,4]	11.92	.09	.14	.23	(.02)	(.21)	(.23)	11.92	1.93 [5]	49		1.09	[6]	1.05	[6]	1.59	[6]
12/31/2019	11.24	.24	.60	.84	(.16)	—	(.16)	11.92	7.54	49		1.08		1.08		2.09
12/31/2018	11.70	.24	(.43)	(.19)	(.23)	(.04)	(.27)	11.24	(1.61)	40		1.07		1.07		2.09
12/31/2017	11.08	.22	.51	.73	(.04)	(.07)	(.11)	11.70	6.63	31		1.06		1.06		1.89
12/31/2016	10.89	.20	.06	.26	(.05)	(.02)	(.07)	11.08	2.42	12		1.07		1.07		1.76
12/31/2015	11.70	.21	(.71)	(.50)	— [9]	(.31)	(.31)	10.89	(4.27)	6		1.07		1.07		1.86

See end of tables for footnotes.

American Funds Insurance Series	187

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets[2]		Ratio of net income (loss) to average net assets

High-Income Bond Fund

Class 1:

6/30/2020[3,4]	$9.87	$.31	$(.77)	$(.46)	$(.16)	$—	$(.16)	$9.25	(4.74)%[5]	$115		.52%[6]		6.73%[6]
12/31/2019	9.34	.67	.52	1.19	(.66)	—	(.66)	9.87	12.85	525		.51		6.71
12/31/2018	10.19	.64	(.84)	(.20)	(.65)	—	(.65)	9.34	(2.15)	501		.50		6.32
12/31/2017	10.18	.63	.10	.73	(.72)	—	(.72)	10.19	7.25	632		.49		5.98
12/31/2016	9.19	.61	1.02	1.63	(.64)	—	(.64)	10.18	17.83	949		.49		6.18
12/31/2015	10.54	.64	(1.36)	(.72)	(.63)	—	(.63)	9.19	(6.94)	1,017		.48		6.12
Class 1A:

6/30/2020[3,4]	9.86	.30	(.78)	(.48)	(.15)	—	(.15)	9.23	(4.86)[5]	1		.77	[6]	6.39	[6]
12/31/2019	9.33	.65	.51	1.16	(.63)	—	(.63)	9.86	12.61	1		.75		6.47
12/31/2018	10.18	.62	(.84)	(.22)	(.63)	—	(.63)	9.33	(2.35)	1		.75		6.11
12/31/2017[3,7]	10.28	.60	.02	.62	(.72)	—	(.72)	10.18	6.02 [5]	—	[8]	.72	[6]	5.74	[6]
Class 2:

6/30/2020[3,4]	9.70	.29	(.76)	(.47)	(.15)	—	(.15)	9.08	(4.85)[5]	609		.77	[6]	6.39	[6]
12/31/2019	9.19	.64	.50	1.14	(.63)	—	(.63)	9.70	12.55	667		.76		6.45
12/31/2018	10.03	.61	(.83)	(.22)	(.62)	—	(.62)	9.19	(2.34)	661		.75		6.07
12/31/2017	10.04	.59	.10	.69	(.70)	—	(.70)	10.03	6.89	776		.74		5.72
12/31/2016	9.06	.58	1.01	1.59	(.61)	—	(.61)	10.04	17.69	799		.74		5.92
12/31/2015	10.41	.60	(1.35)	(.75)	(.60)	—	(.60)	9.06	(7.30)	765		.73		5.85
Class 3:

6/30/2020[3,4]	9.92	.30	(.78)	(.48)	(.15)	—	(.15)	9.29	(4.83)[5]	9		.70	[6]	6.46	[6]
12/31/2019	9.38	.66	.52	1.18	(.64)	—	(.64)	9.92	12.70	10		.69		6.52
12/31/2018	10.23	.63	(.85)	(.22)	(.63)	—	(.63)	9.38	(2.33)	10		.68		6.14
12/31/2017	10.22	.61	.10	.71	(.70)	—	(.70)	10.23	7.02	12		.67		5.79
12/31/2016	9.22	.59	1.03	1.62	(.62)	—	(.62)	10.22	17.68	13		.67		5.99
12/31/2015	10.57	.62	(1.37)	(.75)	(.60)	—	(.60)	9.22	(7.13)	12		.66		5.91
Class 4:

6/30/2020[3,4]	10.56	.30	(.81)	(.51)	(.15)	—	(.15)	9.90	(4.89)[5]	50		1.02	[6]	6.12	[6]
12/31/2019	9.96	.67	.54	1.21	(.61)	—	(.61)	10.56	12.27	63		1.01		6.21
12/31/2018	10.82	.63	(.90)	(.27)	(.59)	—	(.59)	9.96	(2.64)	31		1.00		5.83
12/31/2017	10.79	.61	.10	.71	(.68)	—	(.68)	10.82	6.63	34		.99		5.46
12/31/2016	9.73	.60	1.07	1.67	(.61)	—	(.61)	10.79	17.29	21		.99		5.55
12/31/2015	11.05	.62	(1.43)	(.81)	(.51)	—	(.51)	9.73	(7.42)	1		.98		5.51

188	American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations		Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers[2]		Ratio of expenses to average net assets after waivers[2]		Ratio of net income (loss) to average net assets

American Funds Mortgage Fund

Class 1:

6/30/2020[3,4]	$10.56	$.07	$.54	$.61		$(.04)	$(.02)	$(.06)	$11.11	5.81%[5]		$192		.46%[6]		.40%[6]		1.25%[6]
12/31/2019	10.30	.24	.30	.54		(.28)	—	(.28)	10.56	5.30		210		.47		.47		2.26
12/31/2018	10.47	.20	(.14)	.06		(.23)	—	(.23)	10.30	.58		209		.48		.48		1.97
12/31/2017	10.56	.16	— [9]	.16		(.18)	(.07)	(.25)	10.47	1.47		265		.47		.47		1.52
12/31/2016	10.61	.15	.11	.26		(.20)	(.11)	(.31)	10.56	2.50		269		.46		.46		1.39
12/31/2015	10.70	.10	.13	.23		(.18)	(.14)	(.32)	10.61	2.09		272		.45		.45		.89
Class 1A:

6/30/2020[3,4]	10.55	.05	.54	.59		(.04)	(.02)	(.06)	11.08	5.59	[5]	1		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.22	.30	.52		(.25)	—	(.25)	10.55	5.09		1		.71		.71		2.04
12/31/2018	10.46	.18	(.14)	.04		(.22)	—	(.22)	10.28	.36		1		.73		.73		1.77
12/31/2017[3,7]	10.55	.14	— [9]	.14		(.16)	(.07)	(.23)	10.46	1.31	[5]	—	[8]	.70	[6]	.70	[6]	1.38	[6]
Class 2:

6/30/2020[3,4]	10.54	.05	.55	.60		(.04)	(.02)	(.06)	11.08	5.68	[5]	56		.71	[6]	.65	[6]	.99	[6]
12/31/2019	10.28	.21	.31	.52		(.26)	—	(.26)	10.54	5.04		56		.72		.72		2.01
12/31/2018	10.45	.18	(.15)	.03		(.20)	—	(.20)	10.28	.32		57		.73		.73		1.72
12/31/2017	10.54	.14	(.01)	.13		(.15)	(.07)	(.22)	10.45	1.22		63		.72		.72		1.27
12/31/2016	10.59	.12	.12	.24		(.18)	(.11)	(.29)	10.54	2.25		63		.71		.71		1.14
12/31/2015	10.68	.07	.13	.20		(.15)	(.14)	(.29)	10.59	1.86		59		.70		.70		.65
Class 4:

6/30/2020[3,4]	10.44	.04	.54	.58		(.04)	(.02)	(.06)	10.96	5.53	[5]	38		.96	[6]	.89	[6]	.70	[6]
12/31/2019	10.19	.18	.31	.49		(.24)	—	(.24)	10.44	4.80		28		.97		.97		1.71
12/31/2018	10.38	.15	(.15)	—	[9]	(.19)	—	(.19)	10.19	.07		24		.98		.98		1.49
12/31/2017	10.48	.11	— [9]	.11		(.14)	(.07)	(.21)	10.38	.97		12		.97		.97		1.03
12/31/2016	10.52	.09	.12	.21		(.14)	(.11)	(.25)	10.48	2.01		8		.96		.96		.86
12/31/2015	10.65	.04	.14	.18		(.17)	(.14)	(.31)	10.52	1.62		11		.97		.97		.37

See end of tables for footnotes.

American Funds Insurance Series	189

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Ultra-Short Bond Fund

Class 1:
6/30/2020[3,4]	$11.30	$.04	$.01		$.05	$(.03)	$—	$(.03)	$11.32	.43%[5]	$42		.36%[6]		.64%[6]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92	30		.36		1.92
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58	37		.35		1.60
12/31/2017	11.27	.08	(.01)		.07	(.05)	—	(.05)	11.29	.66	37		.35		.68
12/31/2016[12]	11.26	.01	—	[9]	.01	—	—	—	11.27	.09	37		.35		.11
12/31/2015	11.28	(.03)	.01		(.02)	—	—	—	11.26	(.18)	39		.34		(.24)
Class 1A:
6/30/2020[3,4]	11.30	.04	.01		.05	(.03)	—	(.03)	11.32	.41 [5,11]	—	[8]	.33	[6,11]	.76 [6,11]
12/31/2019	11.31	.22	—	[9]	.22	(.23)	—	(.23)	11.30	1.92 [11]	—	[8]	.37	[11]	1.90 [11]
12/31/2018	11.29	.18	—	[9]	.18	(.16)	—	(.16)	11.31	1.58 [11]	—	[8]	.35	[11]	1.60 [11]
12/31/2017[3,7]	11.27	.08	—	[9]	.08	(.06)	—	(.06)	11.29	.67 [5,11]	—	[8]	.34	[6,11]	.69 [6,11]
Class 2:
6/30/2020[3,4]	11.01	.02	.01		.03	(.02)	—	(.02)	11.02	.31 [5]	265		.61	[6]	.44 [6]
12/31/2019	11.03	.18	—	[9]	.18	(.20)	—	(.20)	11.01	1.62	230		.61		1.66
12/31/2018	11.01	.15	—	[9]	.15	(.13)	—	(.13)	11.03	1.36	247		.60		1.34
12/31/2017	10.99	.05	—	[9]	.05	(.03)	—	(.03)	11.01	.46	249		.60		.42
12/31/2016[12]	11.01	(.02)	—	[9]	(.02)	—	—	—	10.99	(.18)	297		.60		(.14)
12/31/2015	11.06	(.05)	—	[9]	(.05)	—	—	—	11.01	(.45)	302		.59		(.49)
Class 3:
6/30/2020[3,4]	11.13	.03	.01		.04	(.03)	—	(.03)	11.14	.31 [5]	4		.54	[6]	.53 [6]
12/31/2019	11.14	.20	—	[9]	.20	(.21)	—	(.21)	11.13	1.76	3		.54		1.74
12/31/2018	11.12	.16	(.01)		.15	(.13)	—	(.13)	11.14	1.38	4		.53		1.42
12/31/2017	11.10	.06	—	[9]	.06	(.04)	—	(.04)	11.12	.54	4		.53		.50
12/31/2016[12]	11.11	(.01)	—	[9]	(.01)	—	—	—	11.10	(.09)	4		.53		(.08)
12/31/2015	11.16	(.05)	—	[9]	(.05)	—	—	—	11.11	(.45)	6		.52		(.42)
Class 4:
6/30/2020[3,4]	11.13	.01	—	[9]	.01	(.02)	—	(.02)	11.12	.11 [5]	33		.86	[6]	.14 [6]
12/31/2019	11.15	.16	—	[9]	.16	(.18)	—	(.18)	11.13	1.40	22		.86		1.40
12/31/2018	11.13	.12	.01		.13	(.11)	—	(.11)	11.15	1.14	18		.86		1.11
12/31/2017	11.12	.02	—	[9]	.02	(.01)	—	(.01)	11.13	.16	15		.85		.19
12/31/2016[12]	11.17	(.04)	(.01)		(.05)	—	—	—	11.12	(.45)	13		.85		(.40)
12/31/2015	11.25	(.08)	—	[9]	(.08)	—	—	—	11.17	(.71)	16		.85		(.74)

190	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

U.S. Government/AAA-Rated Securities Fund

Class 1:
6/30/2020[3,4]	$12.34	$.09	$.99	$1.08	$(.07)	$(.27)	$(.34)	$13.08	8.80%[5]		$375		.38%[6]		1.40%[6]
12/31/2019	11.94	.25	.43	.68	(.28)	—	(.28)	12.34	5.69		1,418		.37		2.07
12/31/2018	12.08	.24	(.13)	.11	(.25)	—	(.25)	11.94	.91		1,445		.36		2.02
12/31/2017	12.05	.21	.01	.22	(.19)	—	(.19)	12.08	1.83		1,558		.36		1.68
12/31/2016	12.31	.16	.03	.19	(.20)	(.25)	(.45)	12.05	1.44		1,467		.36		1.31
12/31/2015	12.40	.13	.09	.22	(.21)	(.10)	(.31)	12.31	1.93		1,426		.35		1.02
Class 1A:
6/30/2020[3,4]	12.32	.06	1.00	1.06	(.07)	(.27)	(.34)	13.04	8.64	[5]	3		.64	[6]	.96	[6]
12/31/2019	11.93	.22	.43	.65	(.26)	—	(.26)	12.32	5.42		2		.62		1.82
12/31/2018	12.08	.22	(.14)	.08	(.23)	—	(.23)	11.93	.70		1		.61		1.82
12/31/2017[3,7]	12.05	.18	.03	.21	(.18)	—	(.18)	12.08	1.73	[5]	—	[8]	.58	[6]	1.53	[6]
Class 2:
6/30/2020[3,4]	12.21	.06	1.00	1.06	(.07)	(.27)	(.34)	12.93	8.70	[5]	1,328		.63	[6]	1.01	[6]
12/31/2019	11.82	.22	.42	.64	(.25)	—	(.25)	12.21	5.31		1,343		.62		1.82
12/31/2018	11.96	.21	(.14)	.07	(.21)	—	(.21)	11.82	.73		1,323		.61		1.77
12/31/2017	11.93	.17	.02	.19	(.16)	—	(.16)	11.96	1.59		1,473		.61		1.43
12/31/2016	12.20	.13	.02	.15	(.17)	(.25)	(.42)	11.93	1.19		1,503		.61		1.05
12/31/2015	12.29	.10	.09	.19	(.18)	(.10)	(.28)	12.20	1.59		1,579		.60		.79
Class 3:
6/30/2020[3,4]	12.37	.07	1.00	1.07	(.07)	(.27)	(.34)	13.10	8.77	[5]	11		.57	[6]	1.05	[6]
12/31/2019	11.97	.23	.43	.66	(.26)	—	(.26)	12.37	5.49		9		.55		1.88
12/31/2018	12.11	.22	(.14)	.08	(.22)	—	(.22)	11.97	.71		9		.54		1.84
12/31/2017	12.07	.18	.03	.21	(.17)	—	(.17)	12.11	1.72		10		.54		1.50
12/31/2016	12.34	.14	.02	.16	(.18)	(.25)	(.43)	12.07	1.24		11		.54		1.12
12/31/2015	12.43	.11	.09	.20	(.19)	(.10)	(.29)	12.34	1.64		11		.53		.85
Class 4:
6/30/2020[3,4]	12.22	.04	1.00	1.04	(.07)	(.27)	(.34)	12.92	8.53	[5]	247		.89	[6]	.69	[6]
12/31/2019	11.84	.19	.42	.61	(.23)	—	(.23)	12.22	5.14		124		.87		1.56
12/31/2018	11.98	.18	(.12)	.06	(.20)	—	(.20)	11.84	.50		91		.86		1.53
12/31/2017	11.96	.14	.01	.15	(.13)	—	(.13)	11.98	1.28		62		.86		1.18
12/31/2016	12.22	.10	.03	.13	(.14)	(.25)	(.39)	11.96	.99		57		.86		.82
12/31/2015	12.34	.07	.08	.15	(.17)	(.10)	(.27)	12.22	1.29		46		.85		.56

See end of tables for footnotes.

American Funds Insurance Series	191

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments[14]		Ratio of expenses to average net assets after waivers/ reimburse- ments[13,14]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)						Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth Fund

Class P1:
6/30/2020[3,4]	$13.78	$.02		$1.14	$1.16	$(.12)	$(.68)	$(.80)	$14.14	8.57%[5]	$9		.42%[6]		.37%[6]		.73%[6]		.30%[6]
12/31/2019	12.30	.15		2.44	2.59	(.19)	(.92)	(1.11)	13.78	22.01	6		.42		.37		.73		1.19
12/31/2018	13.22	.11		(.04)	.07	(.10)	(.89)	(.99)	12.30	(.04)[11]	3		.42	[11]	.37	[11]	.71	[11]	.82	[11]
12/31/2017	10.71	.08		2.70	2.78	(.07)	(.20)	(.27)	13.22	26.23 [11]	2		.42	[11]	.36	[11]	.70	[11]	.69	[11]
12/31/2016	11.49	.08		.20	.28	(.05)	(1.01)	(1.06)	10.71	2.89 [11]	1		.50	[11]	.34	[11]	.68	[11]	.79	[11]
12/31/2015	11.37	.09		.03	.12	—	—	—	11.49	1.06 [11]	—	[8]	.53	[11]	.29	[11]	.63	[11]	.80	[11]
Class P2:
6/30/2020[3,4]	13.71	—	[9]	1.13	1.13	(.11)	(.68)	(.79)	14.05	8.42 [5]	467		.68	[6]	.63	[6]	.99	[6]	(.01)[6]
12/31/2019	12.21	.09		2.45	2.54	(.12)	(.92)	(1.04)	13.71	21.74	434		.68		.63		.99		.73
12/31/2018	13.14	.06		(.04)	.02	(.06)	(.89)	(.95)	12.21	(.37)	340		.68		.63		.97		.46
12/31/2017	10.64	.04		2.70	2.74	(.04)	(.20)	(.24)	13.14	25.99	286		.69		.63		.97		.34
12/31/2016	11.43	.05		.19	.24	(.02)	(1.01)	(1.03)	10.64	2.52	200		.79		.63		.97		.43
12/31/2015	11.35	.04		.04	.08	—	—	—	11.43	.71	146		.89		.66		1.00		.31

Managed Risk International Fund

Class P1:
6/30/2020[3,4]	$11.01	$.01		$(1.37)	$(1.36)	$(.16)	$(.08)	$(.24)	$9.41	(12.33)%[5,11]	$1		.44%[6,11]		.39%[6,11]		.90%[6,11]		.21%[6,11]
12/31/2019	9.82	.17		1.54	1.71	(.20)	(.32)	(.52)	11.01	17.91 [11]	1		.41	[11]	.33	[11]	.84	[11]	1.64	[11]
12/31/2018	11.25	.32		(1.44)	(1.12)	(.26)	(.05)	(.31)	9.82	(10.11)[11]	—	[8]	.33	[11]	.28	[11]	.77	[11]	3.02	[11]
12/31/2017	8.89	.11		2.47	2.58	(.10)	(.12)	(.22)	11.25	29.28 [11]	—	[8]	.28	[11]	.20	[11]	.69	[11]	1.13	[11]
12/31/2016	9.48	.10		(.35)	(.25)	(.12)	(.22)	(.34)	8.89	(2.59)[11]	—	[8]	.39	[11]	.23	[11]	.74	[11]	1.15	[11]
12/31/2015	10.10	.18		(.80)	(.62)	— [9]	—	— [9]	9.48	(6.12)[11]	—	[8]	.45	[11]	.21	[11]	.72	[11]	1.75	[11]
Class P2:
6/30/2020[3,4]	10.92	(.01)		(1.35)	(1.36)	(.12)	(.08)	(.20)	9.36	(12.45)[5]	154		.71	[6]	.66	[6]	1.17	[6]	(.15)[6]
12/31/2019	9.76	.13		1.55	1.68	(.20)	(.32)	(.52)	10.92	17.64	165		.71		.63		1.14		1.21
12/31/2018	11.15	.16		(1.32)	(1.16)	(.18)	(.05)	(.23)	9.76	(10.50)	151		.69		.64		1.13		1.49
12/31/2017	8.83	.11		2.41	2.52	(.08)	(.12)	(.20)	11.15	28.69	148		.71		.63		1.12		1.03
12/31/2016	9.43	.09		(.38)	(.29)	(.09)	(.22)	(.31)	8.83	(3.05)	97		.79		.63		1.14		.97
12/31/2015	10.09	.13		(.79)	(.66)	— [9]	—	— [9]	9.43	(6.52)	83		.90		.66		1.17		1.30

Managed Risk Blue Chip Income and Growth Fund

Class P1:
6/30/2020[3,4]	$12.01	$.03		$(1.04)	$(1.01)	$(.22)	$(.34)	$(.56)	$10.44	(8.30)%[5,11]	$1		.40%[6,11]		.35%[6,11]		.76%[6,11]		.63%[6,11]
12/31/2019	11.28	.25		1.28	1.53	(.20)	(.60)	(.80)	12.01	14.14 [11]	1		.38	[11]	.33	[11]	.74	[11]	2.14	[11]
12/31/2018	13.04	.40		(1.27)	(.87)	(.45)	(.44)	(.89)	11.28	(6.99)[11]	—	[8]	.33	[11]	.28	[11]	.67	[11]	3.21	[11]
12/31/2017	11.67	.19		1.59	1.78	(.22)	(.19)	(.41)	13.04	15.48 [11]	—	[8]	.30	[11]	.25	[11]	.64	[11]	1.59	[11]
12/31/2016	10.80	.20		1.25	1.45	(.21)	(.37)	(.58)	11.67	13.77 [11]	—	[8]	.43	[11]	.27	[11]	.67	[11]	1.83	[11]
12/31/2015	11.70	.19		(1.02)	(.83)	(.07)	—	(.07)	10.80	(7.07)[11]	—	[8]	.50	[11]	.27	[11]	.66	[11]	1.64	[11]
Class P2:
6/30/2020[3,4]	11.91	.02		(1.04)	(1.02)	(.18)	(.34)	(.52)	10.37	(8.48)[5]	343		.68	[6]	.63	[6]	1.04	[6]	.28	[6]
12/31/2019	11.21	.18		1.31	1.49	(.19)	(.60)	(.79)	11.91	13.88	365		.68		.63		1.04		1.62
12/31/2018	12.96	.19		(1.10)	(.91)	(.40)	(.44)	(.84)	11.21	(7.38)	336		.68		.63		1.02		1.49
12/31/2017	11.61	.17		1.55	1.72	(.18)	(.19)	(.37)	12.96	15.03	367		.68		.63		1.02		1.43
12/31/2016	10.76	.23		1.18	1.41	(.19)	(.37)	(.56)	11.61	13.39	291		.79		.63		1.03		2.04
12/31/2015	11.67	.18		(1.05)	(.87)	(.04)	—	(.04)	10.76	(7.43)	137		.89		.66		1.05		1.57

192	American Funds Insurance Series

		Income (loss) from investment operations[1]			Dividends and distributions						Ratio of expenses to average net assets before waivers/ reimburse- ments[14]		Ratio of expenses to average net assets after waivers/ reimburse- ments[13,14]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distribu- tions (from capital gains)	Total dividends and distribu- tions	Net asset value, end of period	Total return[13]	Net assets, end of period (in millions)					Net effective expense ratio[13,15]		Ratio of net income (loss) to average net assets[13]

Managed Risk Growth-Income Fund

Class P1:
6/30/2020[3,4]	$13.76	$.03	$.05	$.08	$(.21)	$(.74)	$(.95)	$12.89	.66%[5]	$1,938	.41%[6]		.36%[6]		.67%[6]		.52%[6]
12/31/2019	11.73	.22	2.01	2.23	(.10)	(.10)	(.20)	13.76	19.14	1,987	.42		.37		.67		1.71
12/31/2018	12.66	(.02)	(.15)	(.17)	(.19)	(.57)	(.76)	11.73	(1.66)	1,662	.40		.35		.64		(.20)
12/31/2017	11.07	.19	2.03	2.22	(.13)	(.50)	(.63)	12.66	20.64 [11]	2	.44	[11]	.37	[11]	.66	[11]	1.61	[11]
12/31/2016	11.25	.16	.52	.68	(.16)	(.70)	(.86)	11.07	6.49 [11]	1	.52	[11]	.36	[11]	.64	[11]	1.46	[11]
12/31/2015	11.67	.25	(.63)	(.38)	(.04)	—	(.04)	11.25	(3.27)[11]	1	.56	[11]	.31	[11]	.59	[11]	2.17	[11]
Class P2:
6/30/2020[3,4]	13.69	.02	.05	.07	(.20)	(.74)	(.94)	12.82	.62 [5]	285	.66	[6]	.61	[6]	.92	[6]	.28	[6]
12/31/2019	11.67	.19	2.00	2.19	(.07)	(.10)	(.17)	13.69	18.84	283	.67		.62		.92		1.47
12/31/2018	12.58	.16	(.36)	(.20)	(.14)	(.57)	(.71)	11.67	(1.97)	230	.69		.64		.93		1.25
12/31/2017	11.02	.13	2.05	2.18	(.12)	(.50)	(.62)	12.58	20.40	206	.70		.63		.92		1.08
12/31/2016	11.22	.12	.52	.64	(.14)	(.70)	(.84)	11.02	6.08	160	.79		.63		.91		1.13
12/31/2015	11.65	.12	(.54)	(.42)	(.01)	—	(.01)	11.22	(3.64)	122	.89		.66		.94		1.04

Managed Risk Asset Allocation Fund

Class P1:
6/30/2020[3,4]	$13.81	$.06	$(.58)	$(.52)	$(.21)	$(.52)	$(.73)	$12.56	(3.71)%[5]	$4	.41%[6]		.36%[6]		.66%[6]		.93%[6]
12/31/2019	12.23	.26	1.92	2.18	(.03)	(.57)	(.60)	13.81	18.25	2	.41		.36		.65		2.01
12/31/2018	13.59	.22	(.80)	(.58)	(.25)	(.53)	(.78)	12.23	(4.63)	2	.37		.32		.59		1.67
12/31/2017	12.02	.19	1.60	1.79	(.10)	(.12)	(.22)	13.59	15.06	1,656	.43		.38		.66		1.45
12/31/2016	11.72	.19	.67	.86	(.19)	(.37)	(.56)	12.02	7.57	1,217	.43		.38		.66		1.65
12/31/2015	12.29	.25	(.34)	(.09)	(.22)	(.26)	(.48)	11.72	(.83)	712	.54		.40		.68		2.06
Class P2:
6/30/2020[3,4]	13.46	.02	(.54)	(.52)	(.20)	(.52)	(.72)	12.22	(3.80)[5]	2,631	.66	[6]	.61	[6]	.91	[6]	.30	[6]
12/31/2019	12.22	.19	1.93	2.12	(.31)	(.57)	(.88)	13.46	17.98	2,830	.66		.61		.90		1.51
12/31/2018	13.55	.17	(.79)	(.62)	(.18)	(.53)	(.71)	12.22	(4.89)	2,541	.62		.57		.84		1.27
12/31/2017	12.01	.15	1.61	1.76	(.10)	(.12)	(.22)	13.55	14.80	2,798	.68		.63		.91		1.13
12/31/2016	11.71	.14	.69	.83	(.16)	(.37)	(.53)	12.01	7.27	2,342	.68		.63		.91		1.20
12/31/2015	12.27	.14	(.26)	(.12)	(.18)	(.26)	(.44)	11.71	(1.07)	1,953	.79		.66		.94		1.16

See end of tables for footnotes.

American Funds Insurance Series	193

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended		Period ended December 31,
excluding mortgage dollar roll transactions[16,17]	June 30, 2020[3,4,5]		2019	2018	2017	2016	2015

Capital Income Builder	84%		44%	42%	59%	41%	38%
Asset Allocation Fund	31		47	34	39	43	28
Global Balanced Fund	28		60	30	28	43	36
Bond Fund	47		146	98	153	108	141
Capital World Bond Fund	59		110	78	74	70	88
American Funds Mortgage Fund	85		84	60	98	113	138
U.S. Government/AAA-Rated Securities Fund	65		103	76	120	273	352

Portfolio turnover rate for all share classes	Six months ended		Period ended December 31,
including mortgage dollar roll transactions, if applicable[16,17]	June 30, 2020[3,4,5]		2019	2018	2017	2016	2015

Global Growth Fund	9		14%	25%	31%	27%	29%
Global Small Capitalization Fund	24		50	43	33	40	36
Growth Fund	12		21	35	24	26	20
International Fund	21		32	29	29	31	37
New World Fund	60		38	58	56	32	39
Blue Chip Income and Growth Fund	29		37	49	34	30	26
Global Growth and Income Fund	24		29	49	41	57	37
Growth-Income Fund	20		27	39	27	27	25
International Growth and Income Fund	31		28	38	51	32	35
Capital Income Builder Fund	118		72	98	88	53	128
Asset Allocation Fund	63		79	86	85	83	76
Global Balanced Fund	35		74	51	41	65	76
Bond Fund	205		373	514	502	375	434
Capital World Bond Fund	84		159	125	105	154	159
High-Income Bond Fund	41		58	67	78	89	66
American Funds Mortgage Fund	466		350	811	680	713	1103
U.S. Government/AAA-Rated Securities Fund	403		277	446	551	539	901
Ultra-Short Bond Fund	—	[18]	— [18]	— [18]	— [18]	— [12,18]	N/A
Managed Risk Growth Fund	63		10	7	25	15	16
Managed Risk International Fund	56		8	8	25	26	15
Managed Risk Blue Chip Income and Growth Fund	79		13	11	32	9	20
Managed Risk Growth-Income Fund	26		6	14	26	14	11
Managed Risk Asset Allocation Fund	26		8	12	1	3	3

[1]	Based on average shares outstanding.
[2]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Class 1A shares began investment operations on January 6, 2017.
[8]	Amount less than $1 million.
[9]	Amount less than $.01.
[10]	Amount less than .01%.
[11]

All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Certain fees (including, where applicable, fees for distribution services) are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[12]	On May 1, 2016, the fund converted from a cash fund to an ultra-short-term bond fund and changed its name from Cash Management Fund to Ultra-Short Bond Fund.
[13]

This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC waived a portion of investment advisory services fees on some of the funds, including each of the managed risk funds. In addition, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds.

[14]	This column does not include expenses of the underlying funds in which each fund invests.
[15]

This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.

[16]	Refer to Note 5 for further information on mortgage dollar rolls.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

194	American Funds Insurance Series

unaudited
Expense example

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2020, through June 30, 2020).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series	195

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Global Growth Fund
Class 1 – actual return	$1,000.00	$1,042.23	$2.84	.56%
Class 1 – assumed 5% return	1,000.00	1,022.08	2.82	.56
Class 1A – actual return	1,000.00	1,041.28	4.11	.81
Class 1A – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 2 – actual return	1,000.00	1,040.99	4.11	.81
Class 2 – assumed 5% return	1,000.00	1,020.84	4.07	.81
Class 4 – actual return	1,000.00	1,039.93	5.38	1.06
Class 4 – assumed 5% return	1,000.00	1,019.59	5.32	1.06
Global Small Capitalization Fund
Class 1 – actual return	$1,000.00	$968.16	$3.67	.75%
Class 1 – assumed 5% return	1,000.00	1,021.13	3.77	.75
Class 1A – actual return	1,000.00	967.03	4.89	1.00
Class 1A – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 2 – actual return	1,000.00	967.18	4.89	1.00
Class 2 – assumed 5% return	1,000.00	1,019.89	5.02	1.00
Class 4 – actual return	1,000.00	965.40	6.11	1.25
Class 4 – assumed 5% return	1,000.00	1,018.65	6.27	1.25
Growth Fund
Class 1 – actual return	$1,000.00	$1,120.97	$1.90	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,119.49	3.21	.61
Class 1A – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 2 – actual return	1,000.00	1,119.67	3.21	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,120.05	2.85	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,118.15	4.53	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
International Fund
Class 1 – actual return	$1,000.00	$887.96	$2.58	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	886.81	3.75	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	886.66	3.75	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 3 – actual return	1,000.00	887.02	3.42	.73
Class 3 – assumed 5% return	1,000.00	1,021.23	3.67	.73
Class 4 – actual return	1,000.00	885.43	4.92	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
New World Fund
Class 1 – actual return	$1,000.00	$959.42	$3.46	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	958.20	4.63	.95
Class 1A – assumed 5% return	1,000.00	1,020.14	4.77	.95
Class 2 – actual return	1,000.00	958.22	4.67	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	956.88	5.89	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21

196	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Blue Chip Income and Growth Fund
Class 1 – actual return	$1,000.00	$917.33	$2.05	.43%
Class 1 – assumed 5% return	1,000.00	1,022.73	2.16	.43
Class 1A – actual return	1,000.00	916.02	3.24	.68
Class 1A – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 2 – actual return	1,000.00	915.91	3.24	.68
Class 2 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 4 – actual return	1,000.00	915.12	4.43	.93
Class 4 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Global Growth and Income Fund
Class 1 – actual return	$1,000.00	$889.23	$3.05	.65%
Class 1 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 1A – actual return	1,000.00	887.99	4.22	.90
Class 1A – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 2 – actual return	1,000.00	887.98	4.22	.90
Class 2 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Class 4 – actual return	1,000.00	887.05	5.40	1.15
Class 4 – assumed 5% return	1,000.00	1,019.14	5.77	1.15
Growth-Income Fund
Class 1 – actual return	$1,000.00	$963.83	$1.42	.29%
Class 1 – assumed 5% return	1,000.00	1,023.42	1.46	.29
Class 1A – actual return	1,000.00	962.74	2.64	.54
Class 1A – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 2 – actual return	1,000.00	962.74	2.64	.54
Class 2 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 3 – actual return	1,000.00	962.98	2.29	.47
Class 3 – assumed 5% return	1,000.00	1,022.53	2.36	.47
Class 4 – actual return	1,000.00	961.40	3.85	.79
Class 4 – assumed 5% return	1,000.00	1,020.93	3.97	.79
International Growth and Income Fund
Class 1 – actual return	$1,000.00	$849.25	$3.13	.68%
Class 1 – assumed 5% return	1,000.00	1,021.48	3.42	.68
Class 1A – actual return	1,000.00	848.07	4.27	.93
Class 1A – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 2 – actual return	1,000.00	848.30	4.27	.93
Class 2 – assumed 5% return	1,000.00	1,020.24	4.67	.93
Class 4 – actual return	1,000.00	847.09	5.42	1.18
Class 4 – assumed 5% return	1,000.00	1,019.00	5.92	1.18
Capital Income Builder
Class 1 – actual return	$1,000.00	$937.71	$2.12	.44%
Class 1 – assumed 5% return	1,000.00	1,022.68	2.21	.44
Class 1A – actual return	1,000.00	936.40	3.32	.69
Class 1A – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 2 – actual return	1,000.00	936.41	3.32	.69
Class 2 – assumed 5% return	1,000.00	1,021.43	3.47	.69
Class 4 – actual return	1,000.00	935.07	4.52	.94
Class 4 – assumed 5% return	1,000.00	1,020.19	4.72	.94

See end of tables for footnotes.

American Funds Insurance Series	197

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
Asset Allocation Fund
Class 1 – actual return	$1,000.00	$985.29	$1.48	.30%
Class 1 – assumed 5% return	1,000.00	1,023.37	1.51	.30
Class 1A – actual return	1,000.00	984.46	2.71	.55
Class 1A – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 2 – actual return	1,000.00	984.31	2.71	.55
Class 2 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 3 – actual return	1,000.00	984.60	2.37	.48
Class 3 – assumed 5% return	1,000.00	1,022.48	2.41	.48
Class 4 – actual return	1,000.00	983.04	3.94	.80
Class 4 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Global Balanced Fund
Class 1 – actual return	$1,000.00	$971.52	$3.48	.71%
Class 1 – assumed 5% return	1,000.00	1,021.33	3.57	.71
Class 1A – actual return	1,000.00	969.99	4.70	.96
Class 1A – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 2 – actual return	1,000.00	970.71	4.70	.96
Class 2 – assumed 5% return	1,000.00	1,020.09	4.82	.96
Class 4 – actual return	1,000.00	968.94	5.92	1.21
Class 4 – assumed 5% return	1,000.00	1,018.85	6.07	1.21
Bond Fund
Class 1 – actual return	$1,000.00	$1,066.05	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,065.05	3.34	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,065.58	3.34	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,063.57	4.62	.90
Class 4 – assumed 5% return	1,000.00	1,020.39	4.52	.90
Capital World Bond Fund
Class 1 – actual return	$1,000.00	$1,021.40	$2.76	.55%
Class 1 – assumed 5% return	1,000.00	1,022.13	2.77	.55
Class 1A – actual return	1,000.00	1,020.30	4.02	.80
Class 1A – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 2 – actual return	1,000.00	1,020.29	4.02	.80
Class 2 – assumed 5% return	1,000.00	1,020.89	4.02	.80
Class 4 – actual return	1,000.00	1,019.27	5.27	1.05
Class 4 – assumed 5% return	1,000.00	1,019.64	5.27	1.05
High-Income Bond Fund
Class 1 – actual return	$1,000.00	$952.57	$2.52	.52%
Class 1 – assumed 5% return	1,000.00	1,022.28	2.61	.52
Class 1A – actual return	1,000.00	951.37	3.74	.77
Class 1A – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 2 – actual return	1,000.00	951.48	3.74	.77
Class 2 – assumed 5% return	1,000.00	1,021.03	3.87	.77
Class 3 – actual return	1,000.00	951.66	3.40	.70
Class 3 – assumed 5% return	1,000.00	1,021.38	3.52	.70
Class 4 – actual return	1,000.00	951.12	4.95	1.02
Class 4 – assumed 5% return	1,000.00	1,019.79	5.12	1.02

198	American Funds Insurance Series

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1]	Annualized expense ratio
American Funds Mortgage Fund
Class 1 – actual return	$1,000.00	$1,058.13	$2.05	.40%
Class 1 – assumed 5% return	1,000.00	1,022.87	2.01	.40
Class 1A – actual return	1,000.00	1,055.92	3.32	.65
Class 1A – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 2 – actual return	1,000.00	1,056.83	3.32	.65
Class 2 – assumed 5% return	1,000.00	1,021.63	3.27	.65
Class 4 – actual return	1,000.00	1,055.32	4.55	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89
Ultra-Short Bond Fund
Class 1 – actual return	$1,000.00	$1,004.25	$1.79	.36%
Class 1 – assumed 5% return	1,000.00	1,023.07	1.81	.36
Class 1A – actual return	1,000.00	1,004.11	1.64	.33
Class 1A – assumed 5% return	1,000.00	1,023.22	1.66	.33
Class 2 – actual return	1,000.00	1,003.06	3.04	.61
Class 2 – assumed 5% return	1,000.00	1,021.83	3.07	.61
Class 3 – actual return	1,000.00	1,003.15	2.69	.54
Class 3 – assumed 5% return	1,000.00	1,022.18	2.72	.54
Class 4 – actual return	1,000.00	1,001.08	4.28	.86
Class 4 – assumed 5% return	1,000.00	1,020.59	4.32	.86
U.S. Government/AAA-Rated Securities Fund
Class 1 – actual return	$1,000.00	$1,088.03	$1.97	.38%
Class 1 – assumed 5% return	1,000.00	1,022.97	1.91	.38
Class 1A – actual return	1,000.00	1,086.41	3.32	.64
Class 1A – assumed 5% return	1,000.00	1,021.68	3.22	.64
Class 2 – actual return	1,000.00	1,087.01	3.27	.63
Class 2 – assumed 5% return	1,000.00	1,021.73	3.17	.63
Class 3 – actual return	1,000.00	1,087.72	2.96	.57
Class 3 – assumed 5% return	1,000.00	1,022.03	2.87	.57
Class 4 – actual return	1,000.00	1,085.32	4.61	.89
Class 4 – assumed 5% return	1,000.00	1,020.44	4.47	.89

See end of tables for footnotes.

American Funds Insurance Series	199

	Beginning account value 1/1/2020	Ending account value 6/30/2020	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Managed Risk Growth Fund
Class P1 – actual return	$1,000.00	$1,085.74	$1.92	.37%	$3.79	.73%
Class P1 – assumed 5% return	1,000.00	1,023.02	1.86	.37	3.67	.73
Class P2 – actual return	1,000.00	1,084.18	3.26	.63	5.13	.99
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	4.97	.99
Managed Risk International Fund
Class P1 – actual return	$1,000.00	$876.65	$1.82	.39%	$4.20	.90%
Class P1 – assumed 5% return	1,000.00	1,022.92	1.96	.39	4.52	.90
Class P2 – actual return	1,000.00	875.51	3.08	.66	5.46	1.17
Class P2 – assumed 5% return	1,000.00	1,021.58	3.32	.66	5.87	1.17
Managed Risk Blue Chip Income and Growth Fund
Class P1 – actual return	$1,000.00	$917.01	$1.67	.35%	$3.62	.76%
Class P1 – assumed 5% return	1,000.00	1,023.12	1.76	.35	3.82	.76
Class P2 – actual return	1,000.00	915.15	3.00	.63	4.95	1.04
Class P2 – assumed 5% return	1,000.00	1,021.73	3.17	.63	5.22	1.04
Managed Risk Growth-Income Fund
Class P1 – actual return	$1,000.00	$1,006.57	$1.80	.36%	$3.34	.67%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.37	.67
Class P2 – actual return	1,000.00	1,006.22	3.04	.61	4.59	.92
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.62	.92
Managed Risk Asset Allocation Fund
Class P1 – actual return	$1,000.00	$962.89	$1.76	.36%	$3.22	.66%
Class P1 – assumed 5% return	1,000.00	1,023.07	1.81	.36	3.32	.66
Class P2 – actual return	1,000.00	962.00	2.98	.61	4.44	.91
Class P2 – assumed 5% return	1,000.00	1,021.83	3.07	.61	4.57	.91

[1]

The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]

The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).

[4]

The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

200	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement — American Funds Insurance Series

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2021. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. They observed that the advisory fees and total expenses of each fund are competitive with those of other similar funds included in the comparable Lipper category.

American Funds Insurance Series	201

The board and the committee also considered the breakpoint discounts in each fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by each fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

202	American Funds Insurance Series

Approval of Investment Advisory and Service Agreement and Subadvisory Agreement — American Funds Insurance Series Managed Risk Funds

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “advisory agreement”) with Capital Research and Management Company (“CRMC”) with respect to the Managed Risk Funds for an additional one-year term through April 30, 2021. The board has also approved the series’ Subadvisory Agreement (the “subadvisory agreement”) with CRMC and Milliman Financial Risk Management LLC (“Milliman FRM”) with respect to these funds for the same term. The advisory and subadvisory agreements are jointly referred to below as the “agreements.” The board approved the agreements following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund in the series was fair and reasonable in relation to the services provided, and that approving the agreements was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC and Milliman FRM as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreements, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of the oversight of Milliman FRM’s services provided by CRMC, administrative and shareholder services provided by CRMC to the funds under the advisory agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

The board and the committee also considered the depth and quality of Milliman FRM’s investment management process, including its experience in applying the Milliman Managed Risk Strategy to other funds in the series and risk management services for other clients; the experience, capability and integrity of its senior management and other personnel; and the services provided to each fund under the subadvisory agreement. The board and the committee concluded that the nature, extent and quality of the services provided by Milliman FRM have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2019. They generally placed greater emphasis on longer term periods. The board and the committee also considered the volatility of the funds compared with the S&P 500 Managed Risk indexes and those of a group of funds with volatility management strategies identified by management over various periods (includingeach fund’s lifetime) through September 30, 2019. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain of the reporting periods, the board and the committee concluded that each fund’s investment results

American Funds Insurance Series	203

and the results of the services provided by CRMC and Milliman FRM have been satisfactory for renewal of the agreement, and that CRMC’s and Milliman FRM’s record in managing the funds indicated that their continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of each fund to those of other relevant funds. The board and the committee noted CRMC’s waiver of a portion of the advisory fee payable by each fund under the advisory agreement, CRMC’s commitment not to remove the waiver without board approval and CRMC’s agreement to pay the fees due to Milliman FRM under the subadvisory agreement. They observed that each fund’s advisory fees and expenses are competitive with those of other similar funds included in the comparable Lipper category.

The board and the committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. They also reviewed the fees paid to Milliman FRM by other funds which it advised or subadvised. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services that CRMC provided, directly and through Milliman FRM, as well as the risks assumed by the adviser, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee also reviewed similar ancillary benefits received by Milliman FRM as a result of its relationship with the series. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC (and indirectly to Milliman FRM) by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and each fund’s shareholders.

204	American Funds Insurance Series

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American Funds Insurance Series	205

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206	American Funds Insurance Series

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American Funds Insurance Series	207

Office of the series

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Investment subadviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

208	American Funds Insurance Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the Capital Group website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the Capital Group website.

Complete June 30, 2020, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2020, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

Fund attribution data was produced using FactSet, a third-party software system, based on daily portfolios. Securities in their initial period of acquisition may not be included in this analysis. The analysis includes equity investments only and excludes forward contracts and fixed income investments, if applicable. It does not account for buy-and-sell transactions that might have occurred intraday. As a result, average portfolio weight percentages are approximate, and the actual average portfolio weight percentages might be higher or lower. Data elements, such as pricing, income, market cap, etc., were provided by FactSet. The indexes provided for attribution are based on FactSet’s methodology. The indexes are broad-based market benchmarks and may not be used by Capital Group® as the sole comparative index for the funds. Capital Group believes the software and information from FactSet to be reliable. However, Capital Group cannot be responsible for inaccuracies, incomplete information or updating of information by FactSet.

Futures may not provide an effective hedge of the underlying securities because changes in the prices of futures may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the fund from market declines and will limit the fund’s participation in market gains. The use of the managed risk strategy could cause the fund’s return to lag that of the underlying fund in certain market conditions.

Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approve or endorse this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. The S&P 500 is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2020 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

American Funds Insurance Series	209

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series portfolio managers average 28 years of investment industry experience, including 23 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds Insurance Series superior outcomes

American Funds Insurance Series equity funds have beaten their comparable Lipper indexes in 90% of 10-year periods and 100% of 20-year periods.2 Our fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.4

[1]	Investment industry experience as of the American Funds Insurance Series prospectus dated May 1, 2020.
[2]	Based on Class 1 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index or average. The comparable Lipper indexes are: Global Funds Index (Global Growth Fund, Global Growth and Income Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund) and Balanced Funds Index (Asset Allocation Fund). The Lipper Global Small-/Mid-Cap Funds Average was used for Global Small Capitalization Fund. Lipper source: Refinitiv Lipper. There have been periods when the fund has lagged the index.
[3]	Based on Class 1 share results as of December 31, 2019. Four of our five fixed income funds showed a three-year correlation below 0.1. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	Based on management fees for the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Item 2.  Code of Ethics.

Item applicable only to annual report on Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Item applicable only to annual report on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Item applicable only to annual report on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)        Schedule of Investments is included as a part of the report to shareholders included under Item 1 of this Form N-CSR.

(b)        Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)    The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)        There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)         Not applicable.

(b)	Not applicable.

Item 13.  Exhibits

(a)(1)   Not applicable.

(a)(2)    The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)   Not applicable.

(a)(4)   Not applicable.

(b)(1)    The certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)(2)   The certification required under Section 906 of the Sarbanes-Oxley Act of 2002, regarding American Funds Growth Portfolio, a series of the Trust, by American Funds Insurance Series.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BRIGHTHOUSE FUNDS TRUST I

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Slavin
Kristi Slavin
President and Chief Executive Officer

Date:	September 4, 2020

By:	/s/ Alan R. Otis
Alan R. Otis
Chief Financial Officer and Treasurer

Date:	September 4, 2020